UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23304
Invesco Exchange-Traded Self-Indexed Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, Principal Executive Officer
3500 Lacey Road
Downers Grove, IL 60515
(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Bloomberg Pricing Power ETF
POWA | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco Bloomberg Pricing Power ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Bloomberg Pricing Power ETF	$40	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index due to its security selection in the information technology and consumer discretionary sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Bloomberg Pricing Power Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 1.54%, differed from the return of the Index, 1.96%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Health care sector, followed by the consumer staples sector.
Positions | KLA Corp., an information technology company, and Quanta Services, Inc., an industrials company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the information technology sector.
Positions | Zoetis, Inc., a health care company (no longer held at fiscal year-end), and ServiceNow, Inc., an information technology company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Bloomberg Pricing Power ETF — NAV Return	1.54%	6.63%	10.24%
Blended - Invesco Bloomberg Pricing Power Benchmark	1.96%	7.13%	10.82%
S&P 500® Index	20.38%	12.79%	15.37%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim Defensive Equity ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim Defensive Equity ETF and the Fund.
- The Blended - Invesco Bloomberg Pricing Power Benchmark reflects the performance of the performance of the Sabrient Defensive Equity Index, a former underlying index, through October 24, 2016, followed by the performance of the Invesco Defensive Equity Index, the previous underlying index, from October 25, 2016 through August 25, 2023, followed by the performance of the Index from August 26, 2023 through August 31, 2026.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$175,275,694
Total number of portfolio holdings	53
Total advisory fees paid	$743,369
Portfolio turnover rate	81%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Best Buy Co., Inc.	2.53%
Roper Technologies, Inc.	2.54%
Mettler-Toledo International, Inc.	2.51%
US Foods Holding Corp.	2.50%
Cencora, Inc.	2.36%
Waters Corp.	2.34%
Microsoft Corp.	2.32%
Garmin Ltd.	2.31%
Cardinal Health, Inc.	2.27%
McKesson Corp.	2.26%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-POWA-AR
Invesco Bloomberg Pricing Power ETF

Invesco BulletShares 2026 Corporate Bond ETF
BSCQ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2026 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2026 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2026 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 4.13%, differed from the return of the Index, 4.20%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the capital markets industry.
Positions | AbbVie, Inc., 2.95% coupon, due 11/21/2026, a biotechnology company, followed by AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45% coupon, due 10/29/2026, a financial services company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/14/16)
Invesco BulletShares 2026 Corporate Bond ETF — NAV Return	4.13%	1.56%	3.05%
ICE BulletShares® USD Corporate Bond 2026 Index	4.20%	1.66%	3.13%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.47%
Bloomberg U.S. Corporate Index	1.94%	-0.12%	2.43%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim BulletShares 2026 Corporate Bond ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim BulletShares 2026 Corporate Bond ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$3,437,793,230
Total number of portfolio holdings	133
Total advisory fees paid	$3,844,438
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 2.95%, 11/21/2026	1.98%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	1.87%
Wells Fargo & Co., 3.00%, 10/23/2026	1.75%
Citigroup, Inc., 3.20%, 10/21/2026	1.50%
JPMorgan Chase & Co., 2.95%, 10/01/2026	1.49%
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	1.38%
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026	1.38%
Wells Fargo Bank N.A., 5.25%, 12/11/2026	1.12%
Morgan Stanley, 4.35%, 09/08/2026	1.12%
Citibank N.A., 5.49%, 12/04/2026	1.00%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCQ-AR
Invesco BulletShares 2026 Corporate Bond ETF

Invesco BulletShares 2026 High Yield Corporate Bond ETF
BSJQ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2026 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2026 High Yield Corporate Bond ETF	$41	0.40%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the high-yield credit market benefited from tightening credit spreads, higher all-in yields, and resilient fundamentals. Because the Fund holds the majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD High Yield Corporate Bond 2026 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.44%, differed from the return of the Index, 4.58%, primarily due to fees and expenses incurred by the Fund during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations | Financial services industry, followed by the diversified telecommunication services industry.
Positions | DISH DBS Corp., 5.25% coupon, due 12/01/2026, a media company (no longer held at fiscal year-end), followed by Altice France, 9.50% coupon, due 11/01/2029, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations | Metals & mining industry, followed by the household durables industry.
Positions | Baffinland Iron Mines Corp./Baffinland Iron Mines L.P., 8.75% coupon, due 7/15/2026, a metals & mining company (no longer held at fiscal year-end), followed by Hughes Satellite Systems Corp., 5.25% coupon, due 8/1/2026, a communications equipment company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (8/9/18)
Invesco BulletShares 2026 High Yield Corporate Bond ETF — NAV Return	3.44%	3.71%	4.67%
ICE BulletShares® USD High Yield Corporate Bond 2026 Index	4.58%	4.44%	5.48%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.87%
Bloomberg U.S. Corporate High Yield Index	4.88%	4.13%	5.24%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$806,836,409
Total number of portfolio holdings	24
Total advisory fees paid	$4,281,353
Portfolio turnover rate	61%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NCR Atleos Corp., 9.50%, 04/01/2029	4.15%
Altice France S.A., 9.50%, 11/01/2029	3.91%
IQVIA, Inc., 5.00%, 10/15/2026	3.01%
LifePoint Health, Inc., 9.88%, 08/15/2030	2.41%
Bombardier, Inc., 8.75%, 11/15/2030	2.26%
Aretec Group, Inc., 10.00%, 08/15/2030	1.90%
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029	1.85%
Buckeye Partners L.P., 3.95%, 12/01/2026	1.72%
Freedom Mortgage Corp., 12.25%, 10/01/2030	1.55%
Sirius XM Radio LLC, 3.13%, 09/01/2026	1.43%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJQ-AR
Invesco BulletShares 2026 High Yield Corporate Bond ETF

Invesco BulletShares 2026 Municipal Bond ETF
BSMQ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2026 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2026 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® Municipal Bond 2026 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.65%, differed from the return of the Index, 3.09%, primarily due to fees and expenses incurred by the Fund during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
State Allocations | California bonds, followed by New York bonds.
Positions | Illinois (State of) Toll Highway Authority, Series 2015 B, RB, 5.00% coupon, due 1/1/2040, followed by Minnesota (State of) Public Facilities Authority, Series 2016 A, RB, 5.00% coupon, due 3/1/2036.
What detracted from performance?
State Allocations | No states detracted from the Fund's performance during the period.
Positions | Miami-Dade (County of), FL, Series 2016, Ref. RB, 4.00% coupon, due 10/1/2040 (no longer held at fiscal year-end), followed by Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB, 4.00% coupon, due 12/1/2041.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/25/19)
Invesco BulletShares 2026 Municipal Bond ETF — NAV Return	2.65%	0.39%	1.26%
ICE BulletShares® Municipal Bond 2026 Index	3.09%	0.76%	1.70%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.46%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$268,465,637
Total number of portfolio holdings	1,268
Total advisory fees paid	$529,120
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Idaho (State of) Health Facilities Authority (St. Luke's Health System), Series 2018 C, VRD Ref. RB, 2.15%, 03/01/2048	1.28%
New York (City of), NY Municipal Water Finance Authority, Series 2010 DD, VRD RB, 2.45%, 06/15/2043	0.95%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 G, VRD RB, 2.45%, 01/15/2048	0.69%
Maryland (State of) Department of Transportation, Series 2019, RB, 5.00%, 10/01/2026	0.56%
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2009 D, VRD RB, 1.65%, 07/01/2043	0.52%
Connecticut (State of) Housing Finance Authority, Series 2020 C-3, VRD RB, 1.72%, 11/15/2050	0.50%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 H, VRD RB, 2.45%, 01/15/2048	0.48%
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB, 5.00%, 03/01/2036	0.47%
Blount (County of), TN Public Building Authority (The), Series 2005 D-3-A,VRD RB, 2.15%, 06/01/2034	0.45%
Illinois (State of) Toll Highway Authority, Series 2015 B, RB, 5.00%, 01/01/2040	0.42%
Revenue type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMQ-AR
Invesco BulletShares 2026 Municipal Bond ETF

Invesco BulletShares 2027 Corporate Bond ETF
BSCR | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2027 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2027 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2027 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.84%, differed from the return of the Index, 3.89%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the consumer finance industry.
Positions | Citigroup Inc., 4.45% coupon, due 9/29/2027, a banks company, followed by Microsoft Corp., 3.30% coupon, due 2/6/2027, a software company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/27/17)
Invesco BulletShares 2027 Corporate Bond ETF — NAV Return	3.84%	1.40%	3.20%
ICE BulletShares® USD Corporate Bond 2027 Index	3.89%	1.45%	3.33%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.57%
Bloomberg U.S. Corporate Index	1.94%	-0.12%	2.38%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim BulletShares 2027 Corporate Bond ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim BulletShares 2027 Corporate Bond ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$4,576,312,951
Total number of portfolio holdings	486
Total advisory fees paid	$4,452,097
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Microsoft Corp., 3.30%, 02/06/2027	0.89%
Citigroup, Inc., 4.45%, 09/29/2027	0.87%
Amazon.com, Inc., 3.15%, 08/22/2027	0.79%
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/2027	0.68%
Morgan Stanley, 3.63%, 01/20/2027	0.68%
Oracle Corp., 3.25%, 11/15/2027	0.61%
Meta Platforms, Inc., 3.50%, 08/15/2027	0.60%
Wells Fargo & Co., 4.30%, 07/22/2027	0.57%
AT&T, Inc., 2.30%, 06/01/2027	0.56%
Bank of America Corp., 3.25%, 10/21/2027	0.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCR-AR
Invesco BulletShares 2027 Corporate Bond ETF

Invesco BulletShares 2027 High Yield Corporate Bond ETF
BSJR | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2027 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2027 High Yield Corporate Bond ETF	$43	0.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the high-yield credit market benefited from tightening credit spreads, higher all-in yields, and resilient fundamentals. Because the Fund holds the majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD High Yield Corporate Bond 2027 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.90%, differed from the return of the Index, 4.77%, primarily due to fees and expenses incurred by the Fund during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations | Commercial services & supplies industry, followed by the hotels, restaurants & leisure industry.
Positions | DISH Network Corp., 11.75% coupon, due 11/15/2027, a media company (no longer held at fiscal year-end), followed by MPT Operating Partnership L.P./MPT Finance Corp., 5.00% coupon, due 10/15/2027, a health care REITs company.
What detracted from performance?
Industry Allocations | Building products industry, followed by the containers & packaging industry.
Positions | CSC Holdings LLC, 5.50% coupon, due 4/15/2027, a media company (no longer held at fiscal year-end), followed by LABL, Inc., 10.50% coupon, due 7/15/2027, a containers & packaging company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/12/19)
Invesco BulletShares 2027 High Yield Corporate Bond ETF — NAV Return	3.90%	3.39%	4.09%
ICE BulletShares® USD High Yield Corporate Bond 2027 Index	4.77%	3.98%	4.99%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	0.87%
Bloomberg U.S. Corporate High Yield Index	4.88%	4.13%	5.00%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$905,306,757
Total number of portfolio holdings	96
Total advisory fees paid	$3,200,207
Portfolio turnover rate	93%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Venture Global LNG, Inc., 9.88%, 02/01/2032	3.50%
TransDigm, Inc., 6.75%, 08/15/2028	3.48%
Rakuten Group, Inc., 11.25%, 02/15/2027	3.04%
Community Health Systems, Inc., 10.88%, 01/15/2032	2.70%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	2.26%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	2.25%
Tenet Healthcare Corp., 5.13%, 11/01/2027	2.07%
Sirius XM Radio LLC, 5.00%, 08/01/2027	2.05%
Live Nation Entertainment, Inc., 6.50%, 05/15/2027	1.85%
EquipmentShare.com, Inc., 9.00%, 05/15/2028	1.73%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJR-AR
Invesco BulletShares 2027 High Yield Corporate Bond ETF

Invesco BulletShares 2027 Municipal Bond ETF
BSMR | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2027 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2027 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® Municipal Bond 2027 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.73%, differed from the return of the Index, 3.00%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | Houston (City of), TX, Series 2017 B, Ref. RB, 5.00% coupon, due 11/15/2042, followed by California (State of) Health Facilities Financing Authority (Children's Hospital Los Angeles), Series 2017 A, Ref. RB, 5.00% coupon, due 8/15/2047 (no longer held at fiscal year-end).
What detracted from performance?
State Allocations | New Hampshire bonds.
Positions | Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB, 4.00% coupon, due 1/1/2042, followed by Bay Area Toll Authority, Series 2017, Ref. RB, 3.25% coupon, due 4/1/2036.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/25/19)
Invesco BulletShares 2027 Municipal Bond ETF — NAV Return	2.73%	0.46%	1.24%
ICE BulletShares® Municipal Bond 2027 Index	3.00%	0.54%	1.60%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.46%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$357,751,038
Total number of portfolio holdings	2,631
Total advisory fees paid	$568,796
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Illinois (State of), Series 2017 C, GO Bonds, 5.00%, 11/01/2029	0.47%
Illinois (State of), Series 2017 D, GO Bonds, 5.00%, 11/01/2027	0.45%
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, 5.00%, 02/15/2042	0.34%
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB, 5.00%, 11/01/2027	0.33%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2027	0.30%
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB, 5.00%, 06/15/2040	0.28%
Texas (State of) Water Development Board, Series 2017 A, RB, 5.00%, 10/15/2047	0.23%
Houston (City of), TX, Series 2017 B, Ref. RB, 5.00%, 11/15/2042	0.23%
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB, 5.00%, 06/15/2040	0.22%
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB, 5.00%, 07/01/2041	0.20%
Revenue type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMR-AR
Invesco BulletShares 2027 Municipal Bond ETF

Invesco BulletShares 2027 Treasury Bond ETF
BSGR | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2027 Treasury Bond ETF (the “Fund”) for the period June 8, 2026 (commencement of operations) to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2027 Treasury Bond ETF	$2	0.07%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the U.S. treasury bond market experienced a rising interest rate environment, which weighed on treasury bond returns. Because the Fund is primarily invested in U.S. treasury bonds, it was impacted by this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® US Treasury Bond 2027 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 0.76%, matched the return of the Index, 0.76%.
What contributed to performance?
Duration Allocations | Bonds with maturities of 0-1 years, followed by bonds with maturities of 1-2 years.
Positions | U.S. Treasury Notes, 1.50% coupon, due 1/31/2027, followed by U.S. Treasury Notes, 4.13% coupon, due 2/28/2027.
What detracted from performance?
Duration Allocations | No maturity durations detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (6/10/26)
Invesco BulletShares 2027 Treasury Bond ETF — NAV Return	0.76%
ICE BulletShares® US Treasury Bond 2027 Index	0.76%
Bloomberg U.S. Aggregate Bond Index	-0.23%
Bloomberg U.S. Treasury Index	-0.12%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,499,547
Total number of portfolio holdings	55
Total advisory fees paid	$195
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 1.50%, 01/31/2027	2.76%
U.S. Treasury Notes, 3.88%, 03/31/2027	2.61%
U.S. Treasury Notes, 3.75%, 06/30/2027	2.60%
U.S. Treasury Notes, 3.50%, 09/30/2027	2.60%
U.S. Treasury Notes, 3.75%, 04/30/2027	2.59%
U.S. Treasury Notes, 3.38%, 12/31/2027	2.59%
U.S. Treasury Notes, 3.38%, 11/30/2027	2.58%
U.S. Treasury Notes, 4.13%, 02/28/2027	2.58%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.57%
U.S. Treasury Notes, 3.50%, 10/31/2027	2.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSGR-AR
Invesco BulletShares 2027 Treasury Bond ETF

Invesco BulletShares 2028 Corporate Bond ETF
BSCS | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2028 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2028 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2028 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.17%, differed from the return of the Index, 3.23%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the consumer finance industry.
Positions | CVS Health Corp., 4.30% coupon, due 3/25/2028, a health care providers & services company, followed by Amgen, Inc., 5.15% coupon, due 3/2/2028, a biotechnology company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Shell Finance US, Inc., 3.88% coupon, due 11/13/2028, an oil, gas & consumable fuels company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (8/9/18)
Invesco BulletShares 2028 Corporate Bond ETF — NAV Return	3.17%	1.22%	3.75%
ICE BulletShares® USD Corporate Bond 2028 Index	3.23%	1.29%	3.89%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.87%
Bloomberg U.S. Corporate Index	1.94%	-0.12%	2.77%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$3,534,670,958
Total number of portfolio holdings	484
Total advisory fees paid	$3,262,504
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
CVS Health Corp., 4.30%, 03/25/2028	1.14%
Amgen, Inc., 5.15%, 03/02/2028	0.87%
Cigna Group (The), 4.38%, 10/15/2028	0.87%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/2028	0.83%
Salesforce, Inc., 4.50%, 03/15/2028	0.80%
NVIDIA Corp., 4.25%, 06/15/2028	0.80%
RTX Corp., 4.13%, 11/16/2028	0.68%
Sprint Capital Corp., 6.88%, 11/15/2028	0.59%
Citibank N.A., 5.80%, 09/29/2028	0.59%
Amazon.com, Inc., 3.90%, 11/20/2028	0.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCS-AR
Invesco BulletShares 2028 Corporate Bond ETF

Invesco BulletShares 2028 High Yield Corporate Bond ETF
BSJS | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2028 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2028 High Yield Corporate Bond ETF	$43	0.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the high-yield credit market benefited from tightening credit spreads, higher all-in yields, and resilient fundamentals. Because the Fund holds the majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD High Yield Corporate Bond 2028 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 4.91%, differed from the return of the Index, 5.49%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Media industry, followed by the pharmaceuticals industry.
Positions | DISH DBS Corp., 5.75% coupon, due 12/1/2028, a media company, followed by Tenneco, Inc., 8.00% coupon, due 11/17/2028, an automobile components company.
What detracted from performance?
Industry Allocations | Construction materials industry, followed by the paper & forest products industry.
Positions | Camelot Return Merger Sub, Inc., 8.75% coupon, due 8/1/2028, a construction materials company (no longer held at fiscal year-end), followed by CSC Holdings, LLC, 11.25% coupon, due 5/15/2028, a media company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/16/20)
Invesco BulletShares 2028 High Yield Corporate Bond ETF — NAV Return	4.91%	3.20%	3.80%
ICE BulletShares® USD High Yield Corporate Bond 2028 Index	5.49%	3.69%	4.33%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	-0.27%
Bloomberg U.S. Corporate High Yield Index	4.88%	4.13%	5.17%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$763,811,347
Total number of portfolio holdings	173
Total advisory fees paid	$2,596,598
Portfolio turnover rate	51%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028	2.37%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028	1.99%
Sirius XM Radio LLC, 4.00%, 07/15/2028	1.87%
Tenneco, Inc., 8.00%, 11/17/2028	1.83%
United Rentals (North America), Inc., 4.88%, 01/15/2028	1.60%
Avantor Funding, Inc., 4.63%, 07/15/2028	1.47%
Uniti Services LLC, 7.50%, 10/15/2033	1.39%
DISH DBS Corp., 5.75%, 12/01/2028	1.36%
Bausch & Lomb Corp., 8.38%, 10/01/2028	1.34%
Tenet Healthcare Corp., 6.13%, 10/01/2028	1.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJS-AR
Invesco BulletShares 2028 High Yield Corporate Bond ETF

Invesco BulletShares 2028 Municipal Bond ETF
BSMS | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2028 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2028 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® Municipal Bond 2028 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.76%, differed from the return of the Index, 3.05%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2018, RB, 5.00% coupon, due 6/1/2048, followed by Texas (State of) Water Development Board, Series 2018 B, RB, 5.00% coupon, due 4/15/2049.
What detracted from performance?
State Allocations | No states detracted from the Fund's performance during the period.
Positions | Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds, 4.00% coupon, due 8/1/2043, followed by New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB, 4.00% coupon, due 7/15/2038.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/25/19)
Invesco BulletShares 2028 Municipal Bond ETF — NAV Return	2.76%	-0.01%	1.19%
ICE BulletShares® Municipal Bond 2028 Index	3.05%	0.31%	1.50%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.46%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$323,475,008
Total number of portfolio holdings	2,339
Total advisory fees paid	$491,515
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Illinois (State of), Series 2017 D, GO Bonds, 5.00%, 11/01/2028	0.48%
Triborough Bridge & Tunnel Authority, Series 2025 A, RB, 5.00%, 02/01/2028	0.48%
Texas (State of) Water Development Board, Series 2018 B, RB, 5.00%, 04/15/2049	0.47%
North Texas Tollway Authority, Series 2017 A, Ref. RB, 5.00%, 01/01/2043	0.38%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2028	0.37%
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, 5.00%, 07/01/2028	0.33%
Triborough Bridge & Tunnel Authority, Series 2025 A, RB, 5.00%, 03/01/2028	0.29%
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, 5.25%, 07/01/2042	0.29%
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB, 5.00%, 07/01/2044	0.28%
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds, 5.00%, 05/01/2048	0.24%
Revenue type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMS-AR
Invesco BulletShares 2028 Municipal Bond ETF

Invesco BulletShares 2028 Treasury Bond ETF
BSTS | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2028 Treasury Bond ETF (the “Fund”) for the period June 8, 2026 (commencement of operations) to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2028 Treasury Bond ETF	$2	0.07%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the U.S. treasury bond market experienced a rising interest rate environment, which weighed on treasury bond returns. Because the Fund is primarily invested in U.S. treasury bonds, it was impacted by this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® US Treasury Bond 2028 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 0.59%, differed from the return of the Index, 0.60%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Duration Allocations | Bonds with maturities of 1-2 years, followed by bonds with maturities of 2-3 years.
Positions | U.S. Treasury Notes, 3.50% coupon, due 1/31/2028, followed by U.S. Treasury Notes, 3.88% coupon, due 3/31/2028.
What detracted from performance?
Duration Allocations | No maturity durations detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (6/10/26)
Invesco BulletShares 2028 Treasury Bond ETF — NAV Return	0.59%
ICE BulletShares® US Treasury Bond 2028 Index	0.60%
Bloomberg U.S. Aggregate Bond Index	-0.23%
Bloomberg U.S. Treasury Index	-0.12%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,495,688
Total number of portfolio holdings	50
Total advisory fees paid	$210
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 01/31/2028	4.07%
U.S. Treasury Notes, 4.25%, 07/31/2028	2.54%
U.S. Treasury Notes, 3.75%, 04/30/2028	2.53%
U.S. Treasury Notes, 3.38%, 02/29/2028	2.52%
U.S. Treasury Notes, 4.13%, 06/30/2028	2.51%
U.S. Treasury Notes, 4.13%, 08/31/2028	2.50%
U.S. Treasury Notes, 4.00%, 05/31/2028	2.50%
U.S. Treasury Notes, 3.88%, 03/31/2028	2.50%
U.S. Treasury Notes, 2.88%, 08/15/2028	2.24%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.23%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSTS-AR
Invesco BulletShares 2028 Treasury Bond ETF

Invesco BulletShares 2029 Corporate Bond ETF
BSCT | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2029 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2029 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2029 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.68%, differed from the return of the Index, 2.81%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Consumer finance industry, followed by the oil, gas & consumable fuels industry.
Positions | Centene Corp., 4.63% coupon, due 12/15/2029, a health care providers & services company, followed by AbbVie, Inc., 3.20% coupon, due 11/21/2029, a biotechnology company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | FMC Corp., 3.45% coupon, due 10/1/2029, a chemicals company (no longer held at fiscal year-end), followed by Huntsman International LLC, 4.50% coupon, due 5/1/2029, a chemicals company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/12/19)
Invesco BulletShares 2029 Corporate Bond ETF — NAV Return	2.68%	0.95%	2.39%
ICE BulletShares® USD Corporate Bond 2029 Index	2.81%	1.04%	2.49%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	0.87%
Bloomberg U.S. Corporate Index	1.94%	-0.12%	1.58%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,967,650,731
Total number of portfolio holdings	487
Total advisory fees paid	$2,671,956
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 3.20%, 11/21/2029	1.20%
Salesforce, Inc., 4.65%, 03/15/2029	0.98%
NVIDIA Corp., 4.35%, 06/15/2029	0.80%
Centene Corp., 4.63%, 12/15/2029	0.73%
International Business Machines Corp., 3.50%, 05/15/2029	0.73%
AT&T, Inc., 4.35%, 03/01/2029	0.69%
Verizon Communications, Inc., 4.02%, 12/03/2029	0.69%
Amazon.com, Inc., 4.00%, 03/13/2029	0.68%
Oracle Corp., 4.55%, 02/04/2029	0.68%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	0.68%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCT-AR
Invesco BulletShares 2029 Corporate Bond ETF

Invesco BulletShares 2029 High Yield Corporate Bond ETF
BSJT | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2029 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2029 High Yield Corporate Bond ETF	$43	0.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the high-yield credit market benefited from tightening credit spreads, higher all-in yields, and resilient fundamentals. Because the Fund holds the majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD High Yield Corporate Bond 2029 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 4.92%, differed from the return of the Index, 5.39%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Media industry, followed by the oil, gas & consumable fuels industry.
Positions | EchoStar Corp., 10.75% coupon, due 11/30/2029, a media company, followed by Neptune Bidco US, Inc., 9.29% coupon, due 4/15/2029, an aerospace & defense company.
What detracted from performance?
Industry Allocations | Consumer finance industry, followed by the building products industry.
Positions | Hertz Corporation, 12.63% coupon, due 7/15/2029, a ground transportation company (no longer held at fiscal year-end), followed by CSC Holdings, LLC, 11.75% coupon, due 1/31/2029, a media company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/15/21)
Invesco BulletShares 2029 High Yield Corporate Bond ETF — NAV Return	4.92%	2.87%
ICE BulletShares® USD High Yield Corporate Bond 2029 Index	5.39%	3.32%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.34%
Bloomberg U.S. Corporate High Yield Index	4.88%	4.07%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$595,907,614
Total number of portfolio holdings	315
Total advisory fees paid	$1,887,419
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
EchoStar Corp., 10.75%, 11/30/2029	2.35%
Cloud Software Group, Inc., 6.50%, 03/31/2029	1.78%
Cloud Software Group LLC, 9.00%, 09/30/2029	1.72%
Venture Global LNG, Inc., 9.50%, 02/01/2029	1.44%
Oak-Eagle AcquireCo, Inc., 7.25%, 07/01/2033	1.34%
TransDigm, Inc., 6.38%, 03/01/2029	1.25%
Neptune Bidco US, Inc., 9.29%, 04/15/2029	1.20%
Oak-Eagle AcquireCo, Inc., 8.75%, 07/01/2034	1.19%
Staples, Inc., 10.75%, 09/01/2029	1.07%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.99%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJT-AR
Invesco BulletShares 2029 High Yield Corporate Bond ETF

Invesco BulletShares 2029 Municipal Bond ETF
BSMT | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2029 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2029 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® Municipal Bond 2029 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.71%, differed from the return of the Index, 2.87%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | Chicago (City of), IL, Series 2019 A, GO Bonds, 5.00% coupon, due 1/1/2044, followed by New Jersey (State of) Turnpike Authority, Series 2019 A, RB, 5.00% coupon, due 1/1/2048.
What detracted from performance?
State Allocations | No states detracted from the Fund's performance during the period.
Positions | Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB, 4.00% coupon, due 11/15/2038, followed by New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE, Ref. RB, 4.00% coupon, due 6/15/2040.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/25/19)
Invesco BulletShares 2029 Municipal Bond ETF — NAV Return	2.71%	-0.28%	0.96%
ICE BulletShares® Municipal Bond 2029 Index	2.87%	-0.23%	1.16%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.46%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$290,280,209
Total number of portfolio holdings	1,995
Total advisory fees paid	$447,822
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2026, RB, 5.00%, 02/01/2029	0.50%
Triborough Bridge & Tunnel Authority, Series 2025 B-2, RB, 5.00%, 03/15/2029	0.50%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2029	0.48%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB, 5.00%, 11/15/2029	0.39%
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist), Series 2026 A, Ref. RB, 5.00%, 12/01/2029	0.39%
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB, 5.00%, 12/01/2029	0.35%
Ohio (State of) Water Development Authority, Series 2019 A, RB, 5.00%, 06/01/2029	0.31%
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds, 5.00%, 07/01/2029	0.31%
California (State of) Infrastructure & Economic Development Bank (California Academy of Sciences) (Green Bonds), Series 2024, Ref. RB, 3.25%, 08/01/2029	0.30%
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB, 5.00%, 06/15/2040	0.30%
Revenue type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMT-AR
Invesco BulletShares 2029 Municipal Bond ETF

Invesco BulletShares 2029 Treasury Bond ETF
BSGT | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2029 Treasury Bond ETF (the “Fund”) for the period June 8, 2026 (commencement of operations) to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2029 Treasury Bond ETF	$2	0.07%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the U.S. treasury bond market experienced a rising interest rate environment, which weighed on treasury bond returns. Because the Fund is primarily invested in U.S. treasury bonds, it was impacted by this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® US Treasury Bond 2029 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 0.39%, differed from the return of the Index, 0.40%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Duration Allocations | Bonds with maturities of 2-3 years, followed by bonds with maturities of 3-4 years.
Positions | U.S. Treasury Notes, 4.25% coupon, due 2/28/2029, followed by U.S. Treasury Notes, 2.63% coupon, due 2/15/2029.
What detracted from performance?
Duration Allocations | No maturity durations detracted from the Fund's performance during the period.
Positions | U.S. Treasury Notes, 4.25% coupon, due 8/15/2029.
How Has The Fund Historically Performed?
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (6/10/26)
Invesco BulletShares 2029 Treasury Bond ETF — NAV Return	0.39%
ICE BulletShares® US Treasury Bond 2029 Index	0.40%
Bloomberg U.S. Aggregate Bond Index	-0.23%
Bloomberg U.S. Treasury Index	-0.12%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,491,427
Total number of portfolio holdings	39
Total advisory fees paid	$216
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 04/30/2029	3.61%
U.S. Treasury Notes, 4.38%, 12/31/2029	3.61%
U.S. Treasury Notes, 4.13%, 10/31/2029	3.59%
U.S. Treasury Notes, 4.25%, 06/30/2029	3.58%
U.S. Treasury Notes, 4.00%, 07/31/2029	3.58%
U.S. Treasury Notes, 4.13%, 11/30/2029	3.57%
U.S. Treasury Notes, 3.63%, 08/31/2029	3.55%
U.S. Treasury Notes, 4.50%, 05/31/2029	3.54%
U.S. Treasury Notes, 3.50%, 09/30/2029	3.53%
U.S. Treasury Notes, 4.13%, 03/31/2029	3.45%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSGT-AR
Invesco BulletShares 2029 Treasury Bond ETF

Invesco BulletShares 2030 Corporate Bond ETF
BSCU | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2030 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2030 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2030 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.04%, differed from the return of the Index, 2.16%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the health care providers & services industry.
Positions | Boeing Co. (The), 5.15% coupon, due 5/1/2030, an aerospace & defense company, followed by Centene Corp., 3.00% coupon, due 10/15/2030, a health care providers & services company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Oracle Corp., 4.45% coupon, due 9/26/2030, a software company, followed by Meta Platforms, Inc., 4.20% coupon, due 11/15/2030, an interactive media & services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/16/20)
Invesco BulletShares 2030 Corporate Bond ETF — NAV Return	2.04%	0.37%	0.41%
ICE BulletShares® USD Corporate Bond 2030 Index	2.16%	0.43%	0.47%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	-0.27%
Bloomberg U.S. Corporate Index	1.94%	-0.12%	0.25%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,715,549,652
Total number of portfolio holdings	451
Total advisory fees paid	$2,350,637
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Boeing Co. (The), 5.15%, 05/01/2030	1.20%
Meta Platforms, Inc., 4.20%, 11/15/2030	1.03%
Pacific Gas and Electric Co., 4.55%, 07/01/2030	0.81%
Oracle Corp., 4.45%, 09/26/2030	0.76%
Amgen, Inc., 5.25%, 03/02/2030	0.74%
Citibank N.A., 4.91%, 05/29/2030	0.67%
Alphabet, Inc., 4.10%, 11/15/2030	0.65%
Amazon.com, Inc., 4.10%, 11/20/2030	0.65%
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030	0.61%
Philip Morris International, Inc., 5.13%, 02/15/2030	0.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCU-AR
Invesco BulletShares 2030 Corporate Bond ETF

Invesco BulletShares 2030 High Yield Corporate Bond ETF
BSJU | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2030 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2030 High Yield Corporate Bond ETF	$43	0.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the high-yield credit market benefited from tightening credit spreads, higher all-in yields, and resilient fundamentals. Because the Fund holds the majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD High Yield Corporate Bond 2030 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 5.22%, differed from the return of the Index, 5.76%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the health care providers & services industry.
Positions | APLD ComputeCo LLC, 9.25% coupon, due 12/15/2030, a diversified telecommunication services company, followed by WULF Compute LLC, 7.75% coupon, due 10/15/2030, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations | Health care equipment & supplies industry.
Positions | iHeartCommunications, Inc., 10.88% coupon, due 5/1/2030, a media company, followed by Virgin Media Finance PLC, 5.00% coupon, due 7/15/2030, a media company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/8/22)
Invesco BulletShares 2030 High Yield Corporate Bond ETF — NAV Return	5.22%	7.70%
ICE BulletShares® USD High Yield Corporate Bond 2030 Index	5.76%	8.29%
Bloomberg U.S. Aggregate Bond Index	1.89%	2.97%
Bloomberg U.S. Corporate High Yield Index	4.88%	8.11%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$323,339,788
Total number of portfolio holdings	219
Total advisory fees paid	$1,006,583
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
HUB International Ltd., 7.25%, 06/15/2030	1.93%
WULF Compute LLC, 7.75%, 10/15/2030	1.89%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	1.62%
New Red Finance, Inc., 4.00%, 10/15/2030	1.57%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2030	1.54%
DaVita, Inc., 4.63%, 06/01/2030	1.52%
APLD ComputeCo LLC, 9.25%, 12/15/2030	1.41%
athenahealth Group, Inc., 6.50%, 02/15/2030	1.31%
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.15%
Caesars Entertainment, Inc., 7.00%, 02/15/2030	1.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJU-AR
Invesco BulletShares 2030 High Yield Corporate Bond ETF

Invesco BulletShares 2030 Municipal Bond ETF
BSMU | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2030 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2030 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® Municipal Bond 2030 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.63%, differed from the return of the Index, 2.68%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.00% coupon, due 11/15/2050, followed by Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25% coupon, due 11/15/2055.
What detracted from performance?
State Allocations | Montana bonds.
Positions | Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 4.00% coupon, due 7/1/2044, followed by Salt River Project Agricultural Improvement & Power District, Series 2019, RB, 4.00% coupon, due 1/1/2040.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/16/20)
Invesco BulletShares 2030 Municipal Bond ETF — NAV Return	2.63%	-0.79%	0.00%
ICE BulletShares® Municipal Bond 2030 Index	2.68%	-0.67%	0.27%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.01%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$283,040,348
Total number of portfolio holdings	1,798
Total advisory fees paid	$421,226
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 4.00%, 07/01/2044	0.60%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 4.75%, 11/15/2045	0.56%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	0.53%
California (State of), Series 2020, GO Bonds, 4.00%, 03/01/2036	0.50%
California (State of), Series 2020, Ref. GO Bonds, 5.00%, 11/01/2030	0.41%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB, 5.00%, 11/15/2049	0.41%
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, 5.00%, 07/01/2030	0.38%
California (State of), Series 2020, GO Bonds, 5.00%, 03/01/2035	0.38%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.00%, 11/15/2050	0.37%
New York State Urban Development Corp., Series 2020 C, Ref. RB, 5.00%, 03/15/2047	0.36%
Revenue type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMU-AR
Invesco BulletShares 2030 Municipal Bond ETF

Invesco BulletShares 2030 Treasury Bond ETF
BSTU | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2030 Treasury Bond ETF (the “Fund”) for the period June 8, 2026 (commencement of operations) to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2030 Treasury Bond ETF	$2	0.07%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the U.S. treasury bond market experienced a rising interest rate environment, which weighed on treasury bond returns. Because the Fund is primarily invested in U.S. treasury bonds, it was impacted by this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® US Treasury Bond 2030 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 0.16%, differed from the return of the Index, 0.17%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Duration Allocations | Bonds with maturities of 3-4 years, followed by bonds with maturities of 4-5 years.
Positions | U.S. Treasury Notes, 4.00% coupon, due 2/28/2030, followed by U.S. Treasury Notes, 1.50% coupon, due 2/15/2030.
What detracted from performance?
Duration Allocations | No maturity durations detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (6/10/26)
Invesco BulletShares 2030 Treasury Bond ETF — NAV Return	0.16%
ICE BulletShares® US Treasury Bond 2030 Index	0.17%
Bloomberg U.S. Aggregate Bond Index	-0.23%
Bloomberg U.S. Treasury Index	-0.12%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,988,865
Total number of portfolio holdings	29
Total advisory fees paid	$176
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.00%, 02/28/2030	6.62%
U.S. Treasury Notes, 0.88%, 11/15/2030	6.01%
U.S. Treasury Notes, 0.63%, 08/15/2030	5.76%
U.S. Treasury Notes, 4.25%, 01/31/2030	4.44%
U.S. Treasury Notes, 4.00%, 05/31/2030	4.40%
U.S. Treasury Notes, 4.00%, 03/31/2030	4.40%
U.S. Treasury Notes, 0.63%, 05/15/2030	4.39%
U.S. Treasury Notes, 3.88%, 04/30/2030	4.38%
U.S. Treasury Notes, 3.88%, 06/30/2030	4.38%
U.S. Treasury Notes, 3.88%, 07/31/2030	4.38%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSTU-AR
Invesco BulletShares 2030 Treasury Bond ETF

Invesco BulletShares 2031 Corporate Bond ETF
BSCV | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2031 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2031 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2031 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 1.73%, differed from the return of the Index, 1.91%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the health care providers & services industry.
Positions | Centene Corp., 2.50% coupon, due 3/1/2031, a health care providers & services company, followed by Verizon Communications, Inc., 2.55% coupon, due 3/21/2031, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations | Interactive media & services industry, followed by household durables industry.
Positions | Alphabet, Inc., 4.10% coupon, due 2/15/2031, an interactive media & services company, followed by Oracle Corp., 4.95% coupon, due 2/4/2031, a software company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/15/21)
Invesco BulletShares 2031 Corporate Bond ETF — NAV Return	1.73%	-0.03%
ICE BulletShares® USD Corporate Bond 2031 Index	1.91%	0.07%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.34%
Bloomberg U.S. Corporate Index	1.94%	-0.22%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,800,272,088
Total number of portfolio holdings	468
Total advisory fees paid	$1,561,962
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc., 4.25%, 03/13/2031	1.16%
Amazon.com, Inc., 4.80%, 07/09/2031	1.01%
NVIDIA Corp., 4.50%, 06/15/2031	0.94%
Salesforce, Inc., 4.90%, 09/15/2031	0.88%
Oracle Corp., 4.95%, 02/04/2031	0.80%
Meta Platforms, Inc., 4.55%, 05/15/2031	0.70%
Alphabet, Inc., 4.10%, 02/15/2031	0.69%
Verizon Communications, Inc., 2.55%, 03/21/2031	0.69%
Oracle Corp., 2.88%, 03/25/2031	0.68%
Orange S.A., 9.00%, 03/01/2031	0.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCV-AR
Invesco BulletShares 2031 Corporate Bond ETF

Invesco BulletShares 2031 High Yield Corporate Bond ETF
BSJV | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2031 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2031 High Yield Corporate Bond ETF	$43	0.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the high-yield credit market benefited from tightening credit spreads, higher all-in yields, and resilient fundamentals. Because the Fund holds the majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD High Yield Corporate Bond 2031 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.85%, differed from the return of the Index, 4.41%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the media industry.
Positions | Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13% coupon, due 4/30/2031, a pharmaceuticals company, followed by Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00% coupon, due 2/15/2031, a media company.
What detracted from performance?
Industry Allocations | IT services industry, followed by the technology hardware, storage & peripherals industry.
Positions | Xerox Corp., 13.50% coupon, due 4/15/2031, a technology hardware, storage & peripherals company (no longer held at fiscal year-end), followed by PR RNO Property Owner 1 LLC, 6.50% coupon, due 5/1/2031, a wireless telecommunication services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/20/23)
Invesco BulletShares 2031 High Yield Corporate Bond ETF — NAV Return	3.85%	8.10%
ICE BulletShares® USD High Yield Corporate Bond 2031 Index	4.41%	8.72%
Bloomberg U.S. Aggregate Bond Index	1.89%	4.62%
Bloomberg U.S. Corporate High Yield Index	4.88%	8.80%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$121,599,545
Total number of portfolio holdings	242
Total advisory fees paid	$321,557
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Meridian Arc Holdco LLC, 6.25%, 04/30/2031	2.45%
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031	1.92%
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031	1.57%
Core Scientific Finance I LLC, 7.75%, 05/15/2031	1.45%
CRC Insurance Group LLC, 7.13%, 06/01/2031	1.44%
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/2031	1.22%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/2031	1.22%
UKG, Inc., 6.88%, 02/01/2031	1.11%
CoreWeave, Inc., 9.75%, 10/01/2031	1.11%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	1.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJV-AR
Invesco BulletShares 2031 High Yield Corporate Bond ETF

Invesco BulletShares 2031 Municipal Bond ETF
BSMV | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2031 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2031 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® Municipal Bond 2031 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.67%, differed from the return of the Index, 2.78%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00% coupon, due 5/15/2051, followed by Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00% coupon, due 1/1/2045.
What detracted from performance?
State Allocations | Idaho bonds.
Positions | Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB, 4.00% coupon, due 12/1/2041, followed by Fort Worth (City of), TX, Series 2022, Ref. GO Bonds, 4.13% coupon, due 3/1/2042.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/15/21)
Invesco BulletShares 2031 Municipal Bond ETF — NAV Return	2.67%	-1.14%
ICE BulletShares® Municipal Bond 2031 Index	2.78%	-1.03%
Bloomberg Municipal Bond Index	4.12%	0.54%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$191,996,116
Total number of portfolio holdings	1,534
Total advisory fees paid	$295,269
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	0.64%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2031	0.59%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.59%
University of California (Limited), Series 2021 Q, Ref. RB, 5.00%, 05/15/2046	0.33%
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, 4.00%, 08/15/2048	0.32%
California (State of), Series 2021, Ref. GO Bonds, 4.00%, 10/01/2041	0.31%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 09/01/2041	0.31%
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.00%, 03/15/2031	0.30%
Intermountain Power Agency, Series 2022 A, Ref. RB, 5.00%, 07/01/2045	0.29%
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds, 5.00%, 09/01/2031	0.29%
Revenue type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMV-AR
Invesco BulletShares 2031 Municipal Bond ETF

Invesco BulletShares 2031 Treasury Bond ETF
BSTV | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2031 Treasury Bond ETF (the “Fund”) for the period June 8, 2026 (commencement of operations) to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2031 Treasury Bond ETF	$2	0.07%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the U.S. treasury bond market experienced a rising interest rate environment, which weighed on treasury bond returns. Because the Fund is primarily invested in U.S. treasury bonds, it was impacted by this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® US Treasury Bond 2031 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 0.01%, matched the return of the Index, 0.01%.
What contributed to performance?
Duration Allocations | Bonds with maturities of 3-4 years, followed by bonds with maturities of 4-5 years.
Positions | U.S. Treasury Notes, 1.63% coupon, due 5/15/2031, followed by U.S. Treasury Notes, 1.13% coupon, due 2/15/2031.
What detracted from performance?
Duration Allocations | No maturity durations detracted from the Fund's performance during the period.
Positions | U.S. Treasury Notes, 4.13% coupon, due 6/30/2031, followed by U.S. Treasury Notes, 4.13% coupon, due 5/31/2031.
How Has The Fund Historically Performed?
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (6/10/26)
Invesco BulletShares 2031 Treasury Bond ETF — NAV Return	0.01%
ICE BulletShares® US Treasury Bond 2031 Index	0.01%
Bloomberg U.S. Aggregate Bond Index	-0.23%
Bloomberg U.S. Treasury Index	-0.12%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,985,624
Total number of portfolio holdings	26
Total advisory fees paid	$177
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 1.25%, 08/15/2031	6.72%
U.S. Treasury Notes, 1.38%, 11/15/2031	6.56%
U.S. Treasury Notes, 1.13%, 02/15/2031	6.29%
U.S. Treasury Notes, 1.63%, 05/15/2031	6.28%
U.S. Treasury Notes, 4.38%, 08/31/2031	4.81%
U.S. Treasury Notes, 4.38%, 07/31/2031	4.81%
U.S. Treasury Notes, 4.13%, 05/31/2031	4.76%
U.S. Treasury Notes, 4.13%, 06/30/2031	4.76%
U.S. Treasury Notes, 3.88%, 03/31/2031	4.71%
U.S. Treasury Notes, 3.88%, 04/30/2031	4.71%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSTV-AR
Invesco BulletShares 2031 Treasury Bond ETF

Invesco BulletShares 2032 Corporate Bond ETF
BSCW | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2032 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2032 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2032 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 1.94%, differed from the return of the Index, 2.07%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the electric utilities industry.
Positions | Ford Motor Co., 3.25% coupon, due 2/12/2032, an automobiles company, followed by Ford Motor Co., 6.10% coupon, due 8/19/2032, an automobiles company.
What detracted from performance?
Industry Allocations | Software industry, followed by the interactive media & services industry.
Positions | Oracle Corp., 4.80% coupon, due 9/26/2032, a software company, followed by Meta Platforms, Inc., 4.60% coupon, due 11/15/2032, an interactive media & services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/8/22)
Invesco BulletShares 2032 Corporate Bond ETF — NAV Return	1.94%	5.08%
ICE BulletShares® USD Corporate Bond 2032 Index	2.07%	4.78%
Bloomberg U.S. Aggregate Bond Index	1.89%	2.97%
Bloomberg U.S. Corporate Index	1.94%	4.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,555,341,985
Total number of portfolio holdings	329
Total advisory fees paid	$1,322,202
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., 4.60%, 11/15/2032	1.36%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/2032	1.28%
Verizon Communications, Inc., 2.36%, 03/15/2032	1.27%
Oracle Corp., 4.80%, 09/26/2032	0.98%
Meta Platforms, Inc., 3.85%, 08/15/2032	0.98%
Amazon.com, Inc., 3.60%, 04/13/2032	0.83%
Sprint Capital Corp., 8.75%, 03/15/2032	0.82%
Oracle Corp., 6.25%, 11/09/2032	0.80%
Amazon.com, Inc., 4.70%, 12/01/2032	0.78%
Ford Motor Co., 3.25%, 02/12/2032	0.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCW-AR
Invesco BulletShares 2032 Corporate Bond ETF

Invesco BulletShares 2032 High Yield Corporate Bond ETF
BSJW | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2032 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2032 High Yield Corporate Bond ETF	$43	0.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the high-yield credit market benefited from tightening credit spreads, higher all-in yields, and resilient fundamentals. Because the Fund holds the majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD High Yield Corporate Bond 2032 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 4.66%, differed from the return of the Index, 5.25%, primarily due to fees and expenses incurred by the Fund during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the pharmaceuticals industry.
Positions | 1261229 BC Ltd., 10.00% coupon, due 4/15/2032, a pharmaceuticals company, followed by WarnerMedia Holdings, Inc., 4.28% coupon, due 3/15/2032, an interactive media & services company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations | Building products industry, followed by the IT services industry.
Positions | ION Platform Finance US, Inc., 7.88% coupon, due 9/30/2032, an electric utilities company, followed by JELD-WEN, Inc., 7.00% coupon, due 9/1/2032, a building products company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/12/24)
Invesco BulletShares 2032 High Yield Corporate Bond ETF — NAV Return	4.66%	7.00%
ICE BulletShares® USD High Yield Corporate Bond 2032 Index	5.25%	7.57%
Bloomberg U.S. Aggregate Bond Index	1.89%	3.91%
Bloomberg U.S. Corporate High Yield Index	4.88%	7.60%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$50,423,977
Total number of portfolio holdings	193
Total advisory fees paid	$146,976
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
1261229 BC Ltd., 10.00%, 04/15/2032	3.64%
Quikrete Holdings, Inc., 6.38%, 03/01/2032	2.33%
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%, 12/31/2032	1.92%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032	1.41%
QXO Building Products, Inc., 6.75%, 04/30/2032	1.34%
TransDigm, Inc., 6.63%, 03/01/2032	1.32%
Discovery Global Holdings, Inc., 4.28%, 03/15/2032	1.27%
IQVIA, Inc., 6.25%, 06/01/2032	1.19%
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/2032	1.14%
HUB International Ltd., 7.38%, 01/31/2032	1.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJW-AR
Invesco BulletShares 2032 High Yield Corporate Bond ETF

Invesco BulletShares 2032 Municipal Bond ETF
BSMW | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2032 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2032 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® Municipal Bond 2032 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.75%, differed from the return of the Index, 3.80%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | Regents of the University of California Medical Center, Series 2022 P, RB, 5.00% coupon, due 5/15/2047, followed by New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00% coupon, due 3/15/2046.
What detracted from performance?
State Allocations | New Hampshire bonds.
Positions | Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB, 5.00% coupon, due 7/1/2042, followed by Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 4.60% coupon, due 10/15/2039.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/1/23)
Invesco BulletShares 2032 Municipal Bond ETF — NAV Return	3.75%	2.81%
ICE BulletShares® Municipal Bond 2032 Index	3.80%	3.14%
Bloomberg Municipal Bond Index	4.12%	3.22%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$215,972,453
Total number of portfolio holdings	1,912
Total advisory fees paid	$300,669
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.51%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	0.48%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB, 5.00%, 12/01/2032	0.41%
University of California, Series 2022 BK, RB, 5.00%, 05/15/2032	0.40%
University of California, Series 2022 BK, RB, 5.00%, 05/15/2052	0.37%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 05/01/2052	0.34%
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds, 5.00%, 07/01/2032	0.31%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2032	0.30%
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB, 5.00%, 11/15/2051	0.28%
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB, 5.00%, 11/15/2032	0.28%
Revenue type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMW-AR
Invesco BulletShares 2032 Municipal Bond ETF

Invesco BulletShares 2033 Corporate Bond ETF
BSCX | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2033 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2033 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2033 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.00%, differed from the return of the Index, 2.10%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the electric utilities industry.
Positions | Amgen, Inc., 5.25% coupon, due 3/2/2033, a biotechnology company, followed by Ford Motor Credit Co. LLC, 7.12% coupon, due 11/7/2033, an automobiles company.
What detracted from performance?
Industry Allocations | Software industry, followed by the interactive media & services industry.
Positions | Oracle Corp., 5.35% coupon, due 5/4/2033, a software company, followed by Alphabet, Inc., 4.40% coupon, due 2/15/2033, an interactive media & services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/20/23)
Invesco BulletShares 2033 Corporate Bond ETF — NAV Return	2.00%	6.27%
ICE BulletShares® USD Corporate Bond 2033 Index	2.10%	6.37%
Bloomberg U.S. Aggregate Bond Index	1.89%	4.62%
Bloomberg U.S. Corporate Index	1.94%	5.52%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,033,221,941
Total number of portfolio holdings	311
Total advisory fees paid	$901,277
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Amgen, Inc., 5.25%, 03/02/2033	1.42%
Amazon.com, Inc., 4.55%, 03/13/2033	1.29%
NVIDIA Corp., 4.75%, 06/15/2033	1.13%
AT&T, Inc., 2.55%, 12/01/2033	1.04%
Amazon.com, Inc., 5.10%, 07/09/2033	0.99%
Alphabet, Inc., 4.40%, 02/15/2033	0.96%
Oracle Corp., 5.35%, 05/04/2033	0.95%
Salesforce, Inc., 5.20%, 03/15/2033	0.91%
Abbott Laboratories, 4.30%, 03/15/2033	0.88%
T-Mobile USA, Inc., 5.05%, 07/15/2033	0.85%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCX-AR
Invesco BulletShares 2033 Corporate Bond ETF

Invesco BulletShares 2033 High Yield Corporate Bond ETF
BSJX | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2033 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2033 High Yield Corporate Bond ETF	$43	0.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the high-yield credit market benefited from tightening credit spreads, higher all-in yields, and resilient fundamentals. Because the Fund holds the majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD High Yield Corporate Bond 2033 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 5.00%, differed from the return of the Index, 5.42%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the chemicals industry.
Positions | Level 3 Financing, Inc., 6.88% coupon, due 6/30/2033, a diversified telecommunication services company, followed by Jane Street Group/JSG Finance, Inc., 6.75% coupon, due 5/1/2033, a financial services company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations | Financial services industry.
Positions | Virgin Media O2 Vendor Financing Notes VI DAC, 8.50% coupon, due 3/15/2033, a media company, followed by VMED O2 UK Financing I PLC, 6.75% coupon, due 1/15/2033, a diversified telecommunication services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/11/25)
Invesco BulletShares 2033 High Yield Corporate Bond ETF — NAV Return	5.00%	6.59%
ICE BulletShares® USD High Yield Corporate Bond 2033 Index	5.42%	6.92%
Bloomberg U.S. Aggregate Bond Index	1.89%	3.41%
Bloomberg U.S. Corporate High Yield Index	4.88%	6.53%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$22,555,184
Total number of portfolio holdings	148
Total advisory fees paid	$43,397
Portfolio turnover rate	63%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
TransDigm, Inc., 6.38%, 05/31/2033	2.22%
Level 3 Financing, Inc., 6.88%, 06/30/2033	1.71%
Michaels Cos., Inc. (The), 8.50%, 03/15/2033	1.67%
Sword Purchaser LLC, 8.25%, 04/15/2033	1.61%
Olympus Water US Holding Corp., 7.25%, 02/15/2033	1.33%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 02/01/2033	1.30%
Neptune Bidco US, Inc., 9.50%, 02/15/2033	1.27%
Quikrete Holdings, Inc., 6.75%, 03/01/2033	1.26%
CACI International, Inc., 6.38%, 06/15/2033	1.26%
TransDigm, Inc., 6.00%, 01/15/2033	1.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJX-AR
Invesco BulletShares 2033 High Yield Corporate Bond ETF

Invesco BulletShares 2033 Municipal Bond ETF
BSSX | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2033 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2033 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® Municipal Bond 2033 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 4.17%, differed from the return of the Index, 4.11%, primarily due to positive effects of the sampling approach employed by the portfolio management team, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | Jefferson (County of), AL, Series 2024, Ref. RB, 5.25% coupon, due 10/1/2045, followed by Massachusetts (Commonwealth of), Series 2023 A, GO Bonds, 5.00% coupon, due 5/1/2048.
What detracted from performance?
State Allocations | New Hampshire bonds, followed by Kansas bonds.
Positions | Texas (State of) Transportation Commission State Highway Fund, Series 2024, Ref. RB, 5.00% coupon, due 10/1/2033, followed by New York (State of) Dormitory Authority, Series 2024 B, Ref. RB, 5.00% coupon, due 3/15/2033.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/20/23)
Invesco BulletShares 2033 Municipal Bond ETF — NAV Return	4.17%	3.58%
ICE BulletShares® Municipal Bond 2033 Index	4.11%	3.62%
Bloomberg Municipal Bond Index	4.12%	3.65%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$140,649,315
Total number of portfolio holdings	1,695
Total advisory fees paid	$207,623
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of), Series 2023, GO Bonds, 5.25%, 09/01/2053	0.50%
Jefferson (County of), AL, Series 2024, Ref. RB, 5.25%, 10/01/2045	0.44%
New York (State of) Dormitory Authority, Series 2019, RB, 2.00%, 07/01/2033	0.42%
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist), Series 2026 A, Ref. RB, 5.00%, 12/01/2033	0.39%
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB, 5.00%, 06/15/2046	0.38%
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB, 5.00%, 12/01/2039	0.38%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1999, RB, 5.00%, 07/01/2033	0.37%
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.25%, 05/01/2048	0.37%
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB, 5.25%, 06/15/2050	0.34%
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts., 5.25%, 10/01/2043	0.33%
Revenue type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSSX-AR
Invesco BulletShares 2033 Municipal Bond ETF

Invesco BulletShares 2034 Corporate Bond ETF
BSCY | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2034 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2034 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2034 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.11%, differed from the return of the Index, 2.19%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the passenger airlines industry.
Positions | American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88% coupon, due 7/11/2034, a passenger airlines company (no longer held at fiscal year-end), followed by Ford Motor Credit Co. LLC, 6.13% coupon, due 3/8/2034, an automobiles company.
What detracted from performance?
Industry Allocations | Software industry, followed by the semiconductors & semiconductor equipment industry.
Positions | Broadcom, Inc., 3.47% coupon, due 4/15/2034, a semiconductors & semiconductor equipment company, followed by Oracle Corp., 4.30% coupon, due 7/8/2034, a software company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/12/24)
Invesco BulletShares 2034 Corporate Bond ETF — NAV Return	2.11%	4.98%
ICE BulletShares® USD Corporate Bond 2034 Index	2.19%	5.08%
Bloomberg U.S. Aggregate Bond Index	1.89%	3.91%
Bloomberg U.S. Corporate Index	1.94%	4.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$598,252,824
Total number of portfolio holdings	300
Total advisory fees paid	$450,182
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 5.05%, 03/15/2034	1.11%
Broadcom, Inc., 3.47%, 04/15/2034	1.04%
AT&T, Inc., 5.40%, 02/15/2034	1.02%
Boeing Co. (The), 6.53%, 05/01/2034	1.00%
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	0.94%
Cisco Systems, Inc., 5.05%, 02/26/2034	0.92%
Meta Platforms, Inc., 4.75%, 08/15/2034	0.89%
Kroger Co. (The), 5.00%, 09/15/2034	0.80%
Citibank N.A., 5.57%, 04/30/2034	0.76%
UnitedHealth Group, Inc., 5.15%, 07/15/2034	0.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCY-AR
Invesco BulletShares 2034 Corporate Bond ETF

Invesco BulletShares 2034 High Yield Corporate Bond ETF
BSJY | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2034 High Yield Corporate Bond ETF (the “Fund”) for the period June 8, 2026 (commencement of operations) to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2034 High Yield Corporate Bond ETF	$10	0.42%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the high-yield credit market benefited from tightening credit spreads and elevated all-in yields. Because the Fund holds the majority of its portfolio in high yield corporate bonds, it benefited from this environment overall.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD High Yield Corporate Bond 2034 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 0.85%, differed from the return of the Index, 1.07%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the media industry.
Positions | Nexstar Media, Inc., 7.25% coupon, due 4/15/2034, a media company, followed by Michaels Cos., Inc. (The), 11.00% coupon, due 3/15/2034, a specialty retail company.
What detracted from performance?
Industry Allocations | Insurance industry, followed by the commercial services & supplies industry.
Positions | Asurion LLC and Asurion Co-Issuer, Inc., 8.38% coupon, due 2/1/2034, an insurance company, followed by GFL Environmental Holdings (US), Inc., 5.50% coupon, due 2/1/2034, a commercial services & supplies company.
How Has The Fund Historically Performed?
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (6/10/26)
Invesco BulletShares 2034 High Yield Corporate Bond ETF — NAV Return	0.85%
ICE BulletShares® USD High Yield Corporate Bond 2034 Index	1.07%
Bloomberg U.S. Aggregate Bond Index	-0.23%
Bloomberg U.S. Corporate High Yield Index	1.40%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$4,973,470
Total number of portfolio holdings	93
Total advisory fees paid	$4,768
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Asurion LLC and Asurion Co-Issuer, Inc., 8.38%, 02/01/2034	3.45%
Venture Global Plaquemines LNG LLC, 6.50%, 01/15/2034	2.91%
Level 3 Financing, Inc., 7.00%, 03/31/2034	2.88%
TransDigm, Inc., 6.75%, 01/31/2034	2.35%
CHS/Community Health Systems, Inc., 9.75%, 01/15/2034	2.16%
Nexstar Media, Inc., 7.25%, 04/15/2034	2.04%
TransDigm, Inc., 6.13%, 07/31/2034	1.99%
Albertson's Cos., Inc./Safeway, Inc./New Albertson's L.P./Albertson's LLC, 5.75%, 03/31/2034	1.89%
Venture Global Plaquemines LNG LLC, 6.50%, 06/15/2034	1.87%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/2034	1.85%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since June 8, 2026 (commencement of operations). For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSJY-AR
Invesco BulletShares 2034 High Yield Corporate Bond ETF

Invesco BulletShares 2034 Municipal Bond ETF
BSMY | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2034 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2034 Municipal Bond ETF	$18	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® Municipal Bond 2034 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 4.56%, differed from the return of the Index, 4.50%, primarily due to positive effects of the sampling approach employed by the portfolio management team, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2024, RB, 5.50% coupon, due 11/1/2047, followed by Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB, 5.25% coupon, due 11/15/2049.
What detracted from performance?
State Allocations | Mississippi bonds, followed by West Virginia bonds.
Positions | Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds, 5.00% coupon, due 7/1/2034, followed by Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2025, RB, 5.00% coupon, due 12/1/2034.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/11/24)
Invesco BulletShares 2034 Municipal Bond ETF — NAV Return	4.56%	0.74%
ICE BulletShares® Municipal Bond 2034 Index	4.50%	0.81%
Bloomberg Municipal Bond Index	4.12%	1.79%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$138,069,641
Total number of portfolio holdings	1,972
Total advisory fees paid	$189,847
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.50%, 07/01/2054	0.60%
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB, 5.25%, 05/15/2064	0.51%
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds, 5.00%, 07/01/2034	0.50%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB, 5.25%, 06/15/2053	0.44%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2054	0.43%
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB, 3.00%, 11/15/2034	0.40%
Curators of the University of Missouri (The), Series 2024, Ref. RB, 5.00%, 11/01/2034	0.40%
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, 5.25%, 12/01/2054	0.35%
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB, 5.25%, 02/01/2053	0.31%
North Carolina (State of) Turnpike Authority (Triangle Expressway System), Series 2024, RB, 5.00%, 01/01/2058	0.29%
Revenue type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMY-AR
Invesco BulletShares 2034 Municipal Bond ETF

Invesco BulletShares 2035 Corporate Bond ETF
BSCZ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2035 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2035 Corporate Bond ETF	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2035 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 1.84%, differed from the return of the Index, 1.98%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the electric utilities industry.
Positions | Ford Motor Credit Co. LLC, 6.50% coupon, due 2/7/2035, an automobiles company, followed by Micron Technology, Inc., 6.05% coupon, due 11/1/2035, a semiconductors & semiconductor equipment company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations | Interactive media & services industry, followed by the software industry.
Positions | Meta Platforms, Inc., 4.88% coupon, due 11/15/2035, an interactive media & services company, followed by Oracle Corp., 5.20% coupon, due 9/26/2035, a software company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/11/25)
Invesco BulletShares 2035 Corporate Bond ETF — NAV Return	1.84%	3.97%
ICE BulletShares® USD Corporate Bond 2035 Index	1.98%	4.11%
Bloomberg U.S. Aggregate Bond Index	1.89%	3.41%
Bloomberg U.S. Corporate Index	1.94%	3.69%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$323,718,234
Total number of portfolio holdings	315
Total advisory fees paid	$166,752
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., 4.88%, 11/15/2035	2.17%
Oracle Corp., 5.20%, 09/26/2035	1.29%
Alphabet, Inc., 4.70%, 11/15/2035	1.19%
Amazon.com, Inc., 4.65%, 11/20/2035	1.18%
Broadcom, Inc., 3.14%, 11/15/2035	0.93%
Broadcom, Inc., 5.20%, 07/15/2035	0.85%
AbbVie, Inc., 4.50%, 05/14/2035	0.84%
Synopsys, Inc., 5.15%, 04/01/2035	0.83%
AT&T, Inc., 4.50%, 05/15/2035	0.82%
Verizon Communications, Inc., 5.25%, 04/02/2035	0.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCZ-AR
Invesco BulletShares 2035 Corporate Bond ETF

Invesco BulletShares 2035 Municipal Bond ETF
BSMZ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2035 Municipal Bond ETF (the “Fund”) for the period September 15, 2025 (commencement of operations) to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2035 Municipal Bond ETF	$17	0.18%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period September 17, 2025 (Fund inception) through August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® Municipal Bond 2035 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period September 17, 2025 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 1.25%, differed from the return of the Index, 1.29%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | New York (State of) Dormitory Authority, Series 2025 A, Ref. RB, 5.00% coupon, due 3/15/2039, followed by Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025 A, RB, 5.00% coupon, due 11/15/2043.
What detracted from performance?
State Allocations | Colorado bonds, followed by Minnesota bonds.
Positions | New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25% coupon, due 10/1/2035, followed by University of California, Series 2025, RB, 5.00% coupon, due 5/15/2039.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (9/17/25)
Invesco BulletShares 2035 Municipal Bond ETF — NAV Return	1.25%
ICE BulletShares® Municipal Bond 2035 Index	1.29%
Bloomberg Municipal Bond Index	1.36%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$64,115,988
Total number of portfolio holdings	1,619
Total advisory fees paid	$56,799
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.69%
New York (State of) Thruway Authority, Series 2025, RB, 5.00%, 03/15/2055	0.46%
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB, 5.00%, 02/15/2055	0.45%
Chicago (City of), IL (O'Hare International Airport), Series 2026 A, RB, 5.25%, 01/01/2061	0.44%
New York (City of), NY, Subseries 2025 G-1, GO Bonds, 5.25%, 02/01/2050	0.43%
Missouri (State of) Health & Educational Facilities Authority, Series 2025, RB, 5.00%, 11/15/2035	0.42%
North Texas Municipal Water District, Series 2025, Ref. RB, 5.00%, 09/01/2043	0.41%
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2025, RB, 5.00%, 12/01/2035	0.40%
Omaha Public Facilities Corp., Series 2025 C, RB, 5.00%, 04/15/2050	0.38%
California (State of), Series 2025, GO Bonds, 5.00%, 03/01/2055	0.38%
* Excluding money market fund holdings, if any.
Revenue type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since September 15, 2025 (commencement of operations). For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSMZ-AR
Invesco BulletShares 2035 Municipal Bond ETF

Invesco BulletShares 2036 Corporate Bond ETF
BSCA | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco BulletShares 2036 Corporate Bond ETF (the “Fund”) for the period June 8, 2026 (commencement of operations) to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2036 Corporate Bond ETF	$2	0.10%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the investment grade corporate bond market faced headwinds from rate movements and spread widening. Because the Fund primarily invests in investment grade corporate debt, it was impacted by this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2036 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, -0.72%, differed from the return of the Index, -0.73%, primarily due to positive effects of the sampling approach employed by the portfolio management team, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Media industry.
Positions | WPP 2025 LLC, 6.50% coupon, due 3/30/2036, a media company, followed by Paramount Global, 6.88% coupon, due 4/30/2036, a media company.
What detracted from performance?
Industry Allocations | Semiconductors & semiconductor equipment industry, followed by the software industry.
Positions | Oracle Corp., 5.70% coupon, due 2/4/2036, a software company, followed by Meta Platforms, Inc., 5.25% coupon, due 5/15/2036, an interactive media & services company.
How Has The Fund Historically Performed?
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (6/10/26)
Invesco BulletShares 2036 Corporate Bond ETF — NAV Return	-0.72%
ICE BulletShares® USD Corporate Bond 2036 Index	-0.73%
Bloomberg U.S. Aggregate Bond Index	-0.23%
Bloomberg U.S. Corporate Index	-0.50%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$14,740,492
Total number of portfolio holdings	216
Total advisory fees paid	$1,728
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., 5.25%, 05/15/2036	2.28%
Amazon.com, Inc., 4.88%, 03/13/2036	2.25%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036	2.02%
Oracle Corp., 5.70%, 02/04/2036	1.83%
Alphabet, Inc., 4.80%, 02/15/2036	1.82%
Salesforce, Inc., 5.55%, 03/15/2036	1.73%
Amazon.com, Inc., 5.30%, 07/09/2036	1.72%
Alphabet, Inc., 5.45%, 08/15/2036	1.55%
NVIDIA Corp., 4.95%, 06/15/2036	1.54%
Abbott Laboratories, 4.65%, 03/15/2036	1.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since June 8, 2026 (commencement of operations). For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BSCA-AR
Invesco BulletShares 2036 Corporate Bond ETF

Invesco International Developed Dynamic Multifactor ETF
IMFL | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco International Developed Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Developed Dynamic Multifactor ETF	$39	0.34%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the FTSE Developed ex US Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the FTSE Developed ex US Index due to its security selection in the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the FTSE Developed ex US Invesco Dynamic Multifactor Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 30.13%, differed from the return of the Index, 31.18%, primarily due to increased transactions costs, as well as fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the industrials and financials sectors, respectively.
Positions | SK hynix, Inc., an information technology company, and Samsung Electronics Co. Ltd., an information technology company.
What detracted from performance?
Sector Allocations | Communication services sector.
Positions | Deutsche Telekom AG, a communication services company, and AstraZeneca PLC, a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (2/24/21)
Invesco International Developed Dynamic Multifactor ETF — NAV Return	30.13%	9.01%	9.92%
FTSE Developed ex US Invesco Dynamic Multifactor Index (Net)	31.18%	9.74%	10.64%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.96%
FTSE Developed ex US Index (Net)	28.50%	10.35%	10.84%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,078,775,846
Total number of portfolio holdings	868
Total advisory fees paid	$2,815,495
Portfolio turnover rate	207%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Samsung Electronics Co. Ltd.	5.75%
SK hynix, Inc.	3.30%
Roche Holding AG	2.75%
Novartis AG	2.74%
Shell PLC	2.60%
Nestle S.A.	2.41%
Investor AB, Class B	1.85%
SAP SE	1.47%
3i Group PLC	1.46%
TotalEnergies SE	1.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IMFL-AR
Invesco International Developed Dynamic Multifactor ETF

Invesco Investment Grade Defensive ETF
IIGD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco Investment Grade Defensive ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Investment Grade Defensive ETF	$13	0.13%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund invests primarily in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE Investment Grade Defensive Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.00%, differed from the return of the Index, 2.16%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Insurance industry, followed by the banks industry.
Positions | Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75% coupon, due 10/20/2028, a passenger airlines company, followed by Capital One N.A., 4.65% coupon, due 9/13/2028, a banks company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Alphabet, Inc., 4.80% coupon, due 2/15/2036, an interactive media & services company (no longer held at fiscal year-end), followed by Abbott Laboratories, 1.40% coupon, due 6/30/2030, a health care equipment & supplies company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (7/25/18)
Invesco Investment Grade Defensive ETF — NAV Return	2.00%	1.60%	2.83%
ICE Investment Grade Defensive Index	2.16%	1.77%	3.02%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.88%
iBoxx USD Liquid Investment Grade Index	1.24%	-0.79%	2.74%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$26,691,533
Total number of portfolio holdings	164
Total advisory fees paid	$38,927
Portfolio turnover rate	70%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Momentive Performance Materials, Inc., 4.13%, 10/22/2028	0.74%
Parker-Hannifin Corp., 3.25%, 06/14/2029	0.72%
Home Depot, Inc. (The), 2.95%, 06/15/2029	0.72%
Truist Bank, 2.25%, 03/11/2030	0.71%
Archer-Daniels-Midland Co., 3.25%, 03/27/2030	0.71%
Altria Group, Inc., 4.80%, 02/14/2029	0.71%
Pricoa Global Funding I, 4.70%, 05/28/2030	0.70%
MassMutual Global Funding II, 4.55%, 05/07/2030	0.70%
Halliburton Co., 2.92%, 03/01/2030	0.70%
Entergy Texas, Inc., 1.75%, 03/15/2031	0.70%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IIGD-AR
Invesco Investment Grade Defensive ETF

Invesco RAFITM Strategic US ETF
IUS | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco RAFITM Strategic US ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco RAFITM Strategic US ETF	$22	0.19%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the Russell 1000® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the Russell 1000® Index due to its security selection in the information technology and communication services sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco Strategic US Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 31.07%, differed from the return of the Index, 31.33%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the energy sector.
Positions | Alphabet, Inc., Class A, a communication services company, and Micron Technology, Inc., an information technology company.
What detracted from performance?
Sector Allocations | No sectors detracted from the Fund's performance during the period.
Positions | Meta Platforms, Inc., Class A, a communication services company, and NIKE, Inc., Class B, a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/12/18)
Invesco RAFITM Strategic US ETF — NAV Return	31.07%	14.50%	15.67%
Invesco Strategic US Index	31.33%	14.70%	15.87%
Russell 3000® Index	20.10%	11.80%	14.16%
Russell 1000® Index	19.77%	12.10%	14.55%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$983,235,488
Total number of portfolio holdings	540
Total advisory fees paid	$1,459,126
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Microsoft Corp.	3.98%
Apple, Inc.	3.98%
Alphabet, Inc., Class A	3.45%
Amazon.com, Inc.	2.68%
Berkshire Hathaway, Inc., Class B	2.59%
Meta Platforms, Inc., Class A	2.36%
ExxonMobil Holdings Corp.	2.23%
NVIDIA Corp.	2.11%
Chevron Corp.	1.48%
UnitedHealth Group, Inc.	1.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IUS-AR
Invesco RAFITM Strategic US ETF

Invesco Russell 1000® Dynamic Multifactor ETF
OMFL | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco Russell 1000® Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Russell 1000® Dynamic Multifactor ETF	$32	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the Russell 1000® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the Russell 1000® Index due to its security selection in the information technology sector and relative overweight in the energy sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Russell 1000® Invesco Dynamic Multifactor Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 20.04%, differed from the return of the Index, 20.42%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the energy sector.
Positions | Apple, Inc., an information technology company, and Micron Technology, Inc., an information technology company.
What detracted from performance?
Sector Allocations | No sectors detracted from the Fund's performance during the period.
Positions | Meta Platforms, Inc., Class A, a communication services company, and Uber Technologies, Inc., an industrials company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (11/8/17)
Invesco Russell 1000® Dynamic Multifactor ETF — NAV Return	20.04%	9.22%	14.01%
Russell 1000® Invesco Dynamic Multifactor Index	20.42%	9.57%	14.36%
Russell 3000® Index	20.10%	11.80%	14.38%
Russell 1000® Index	19.77%	12.10%	14.70%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on May 24, 2019, Oppenheimer Russell 1000® Dynamic Multifactor ETF was reorganized into the Fund. Fund returns shown are blended returns of Oppenheimer Russell 1000® Dynamic Multifactor ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$4,798,374,164
Total number of portfolio holdings	635
Total advisory fees paid	$13,663,518
Portfolio turnover rate	163%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Apple, Inc.	8.53%
Microsoft Corp.	6.45%
NVIDIA Corp.	5.22%
Visa, Inc., Class A	3.00%
Alphabet, Inc., Class A	2.94%
Alphabet, Inc., Class C	2.37%
Mastercard, Inc., Class A	2.31%
Amazon.com, Inc.	1.94%
Eli Lilly and Co.	1.92%
Cisco Systems, Inc.	1.58%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OMFL-AR
Invesco Russell 1000® Dynamic Multifactor ETF

Invesco Russell 2000® Dynamic Multifactor ETF
OMFS | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco Russell 2000® Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Russell 2000® Dynamic Multifactor ETF	$43	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the Russell 2000® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund underperformed the Russell 2000® Index due to its relative underweight in the health care sector and relative overweight in the financials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Russell 2000® Invesco Dynamic Multifactor Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 22.80%, differed from the return of the Index, 23.29%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Health care sector, followed by the industrials sector.
Positions | Sterling Infrastructure, Inc., an industrials company (no longer held at fiscal year-end), and Credo Technology Group Holding Ltd., an information technology company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | No sectors detracted from the Fund's performance during the period.
Positions | MYR Group, Inc., an industrials company, and Stride, Inc., a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (11/8/17)
Invesco Russell 2000® Dynamic Multifactor ETF — NAV Return	22.80%	6.78%	10.25%
Russell 2000® Invesco Dynamic Multifactor Index	23.29%	7.31%	10.78%
Russell 3000® Index	20.10%	11.80%	14.38%
Russell 2000® Index	26.46%	6.85%	9.62%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on May 24, 2019, Oppenheimer Russell 2000® Dynamic Multifactor ETF was reorganized into the Fund. Fund returns shown are blended returns of Oppenheimer Russell 2000® Dynamic Multifactor ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$281,322,608
Total number of portfolio holdings	1,114
Total advisory fees paid	$1,048,951
Portfolio turnover rate	182%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
CareTrust REIT, Inc.	1.65%
SSR Mining, Inc.	1.52%
FirstCash Holdings, Inc.	1.48%
Brinker International, Inc.	1.23%
Terreno Realty Corp.	1.13%
MYR Group, Inc.	1.09%
Krystal Biotech, Inc.	1.03%
Silicon Laboratories, Inc.	1.02%
Piper Sandler Cos.	0.93%
Victory Capital Holdings, Inc., Class A	0.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-OMFS-AR
Invesco Russell 2000® Dynamic Multifactor ETF

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended August 31, 2026.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees (the "Board") has determined that the Registrant has four "audit committee financial experts" serving on its audit committee: Mr. Marc M. Kole, Ms. Joanne Pace, Mr. Gary R. Wicker and Mr. Donald H. Wilson. Each of these audit committee members is "independent," meaning that he/she is not an "interested person" of the Registrant (as that term is defined in Section 2(a)(19) of the Act) and he/she does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his/her capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that a person has any greater duties, obligations, or liability than those imposed on a person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board.

Item 4. Principal Accountant Fees and Services.

(a)	to (d)

Fees Billed by PwC to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for pre-approved services rendered to the Registrant for the last two fiscal years as shown in the following table.  The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2026	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025
Audit Fees	$ 779,923	$ 673,090
Audit-Related Fees	$ 0	$ 0
Tax Fees(1)	$ 439,622	$ 434,160
All Other Fees	$ 0	$ 0
Total Fees	$ 1,219,545	$ 1,107,250

(1)

Tax Fees for the fiscal years ended 2026 and 2025 include fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Capital Management LLC (“Invesco” or “Adviser”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”), aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2026 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 591,000	$ 1,177,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 591,000	$ 1,177,000

(1)	Audit-Related Fees for the fiscal years ended 2026 and 2025 include fees billed related to reviewing controls at a service organization.

(e)(1)Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Policies and Procedures

As Adopted by the Audit Committee of the Invesco ETFs

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made. The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual Audit services engagement terms will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.	Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:
a.

The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.

Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.	Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and
3.	Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client
•	Financial information systems design and implementation
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
•	Actuarial services
•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions
•	Human resources
•	Broker-dealer, investment adviser, or investment banking services
•	Legal services
•	Expert services unrelated to the audit
•	Any service or product provided for a contingent fee or a commission
•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance
•	Tax services for persons in financial reporting oversight roles at the Fund
•	Any other service that the Public Company Accounting Oversight Board determines by regulation is impermissible.
(e)(2)	There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)

In addition to the amounts shown in the tables above, PwC billed Invesco and Affiliates aggregate fees of $6,841,000 for the fiscal year ended August 31, 2026 and $6,681,000 for the fiscal year ended August 31, 2025 for non-audit services not required to be pre-approved by the Registrant’s Audit Committee. In total, PwC billed the Registrant, Invesco and Affiliates aggregate non-audit fees of $7,871,622 for the fiscal year ended August 31, 2026 and $8,292,160 for the fiscal year ended August 31, 2025.
(h)

With respect to the non-audit services above billed to Invesco and Affiliates that were not required to be pre-approved by the Registrant’s Audit Committee, the Audit Committee received information from PwC about such services, including by way of comparison, that PwC provided audit services to entities within the Investment Company Complex, as defined by Rule 2-01(f)(14) of Regulation S-X, of approximately $35 million and non-audit services of approximately $27 million for the fiscal year ended 2026. The Audit Committee considered this information in evaluating PwC’s independence.

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists solely of independent trustees. The Audit Committee members are Darius Gill, Marc M. Kole, Joanne Pace, Gary R. Wicker, and Donald H. Wilson.
(b) Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Annual Financial Statements and Other Information
August 31, 2026
BSCQ	Invesco BulletShares 2026 Corporate Bond ETF
BSCR	Invesco BulletShares 2027 Corporate Bond ETF
BSCS	Invesco BulletShares 2028 Corporate Bond ETF
BSCT	Invesco BulletShares 2029 Corporate Bond ETF
BSCU	Invesco BulletShares 2030 Corporate Bond ETF
BSCV	Invesco BulletShares 2031 Corporate Bond ETF
BSCW	Invesco BulletShares 2032 Corporate Bond ETF
BSCX	Invesco BulletShares 2033 Corporate Bond ETF
BSCY	Invesco BulletShares 2034 Corporate Bond ETF
BSCZ	Invesco BulletShares 2035 Corporate Bond ETF
BSCA	Invesco BulletShares 2036 Corporate Bond ETF

2

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-66.70%
Aerospace & Defense-0.98%
RTX Corp.
2.65%, 11/01/2026(b)	$12,248,000	$12,217,231
5.75%, 11/08/2026	21,359,000	21,394,427
		33,611,658
Air Freight & Logistics-0.25%
United Parcel Service, Inc., 2.40%, 11/15/2026	8,578,000	8,550,248
Automobiles-3.04%
American Honda Finance Corp.
1.30%, 09/09/2026(b)	12,904,000	12,895,709
2.30%, 09/09/2026(b)	8,714,000	8,710,462
4.40%, 10/05/2026	11,961,000	11,962,282
Ford Motor Co., 4.35%, 12/08/2026	25,833,000	25,814,567
Ford Motor Credit Co. LLC, 5.13%, 11/05/2026	20,870,000	20,891,657
PACCAR Financial Corp., 5.20%, 11/09/2026(b)	8,648,000	8,666,901
Toyota Motor Credit Corp., 5.40%, 11/20/2026(b)	15,477,000	15,523,500
		104,465,078
Banks-19.06%
Bank of America Corp., 4.25%, 10/22/2026	34,410,000	34,411,220
Bank of Montreal (Canada), 5.27%, 12/11/2026	19,798,000	19,858,418
Bank of Nova Scotia (The) (Canada)
1.30%, 09/15/2026(b)	15,433,000	15,416,931
5.35%, 12/07/2026(b)	19,800,000	19,864,055
BPCE S.A. (France), 3.38%, 12/02/2026	10,387,000	10,368,030
Canadian Imperial Bank of Commerce (Canada), 5.93%, 10/02/2026	14,812,000	14,835,728
Citibank N.A., 5.49%, 12/04/2026(b)	34,462,000	34,546,160
Citigroup, Inc.
3.20%, 10/21/2026	51,721,000	51,652,724
4.30%, 11/20/2026	17,081,000	17,078,142
Cooperatieve Rabobank U.A. (Netherlands), 5.50%, 10/05/2026(b)	12,056,000	12,086,555
HSBC Holdings PLC (United Kingdom), 4.38%, 11/23/2026	15,031,000	15,032,680
JPMorgan Chase & Co.
2.95%, 10/01/2026	51,331,000	51,287,025
7.63%, 10/15/2026	8,462,000	8,496,634
4.13%, 12/15/2026	34,205,000	34,201,198
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	47,406,000	47,502,998
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.76%, 09/13/2026	17,071,000	17,061,624
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026(b)	17,029,000	17,020,864
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	28,374,000	28,416,755
	Principal Amount	Value
Banks-(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.40%, 09/17/2026	$34,409,000	$34,369,429
3.01%, 10/19/2026	25,787,000	25,750,556
Toronto-Dominion Bank (The) (Canada)
5.26%, 12/11/2026	8,581,000	8,607,041
4.57%, 12/17/2026(b)	24,106,000	24,135,130
Truist Bank, 3.80%, 10/30/2026(b)	14,441,000	14,432,996
Wells Fargo & Co., 3.00%, 10/23/2026	60,296,000	60,195,713
Wells Fargo Bank N.A., 5.25%, 12/11/2026	38,488,000	38,585,229
		655,213,835
Beverages-1.25%
Diageo Capital PLC (United Kingdom), 5.38%, 10/05/2026	13,786,000	13,789,891
PepsiCo, Inc.
2.38%, 10/06/2026	17,202,000	17,173,567
5.13%, 11/10/2026	12,056,000	12,063,297
		43,026,755
Biotechnology-2.73%
AbbVie, Inc., 2.95%, 11/21/2026	68,300,000	68,126,706
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	25,842,000	25,822,949
		93,949,655
Capital Markets-3.34%
Ameriprise Financial, Inc., 2.88%, 09/15/2026(b)	8,692,000	8,688,299
Bank of New York Mellon Corp. (The), 1.05%, 10/15/2026(b)	8,595,000	8,563,946
Blackstone Secured Lending Fund, 2.75%, 09/16/2026	11,876,000	11,867,198
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026	47,401,000	47,337,527
Morgan Stanley, 4.35%, 09/08/2026	38,433,000	38,433,662
		114,890,632
Chemicals-0.37%
Ecolab, Inc., 2.70%, 11/01/2026	12,743,000	12,712,387
Commercial Services & Supplies-0.50%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/2026	17,250,000	17,171,027
Communications Equipment-0.74%
Cisco Systems, Inc., 2.50%, 09/20/2026	25,594,300	25,572,924
Consumer Finance-0.55%
American Express Co., 1.65%, 11/04/2026(b)	18,929,000	18,852,276
Consumer Staples Distribution & Retail-0.99%
Kroger Co. (The), 2.65%, 10/15/2026	12,893,000	12,867,714
Walmart, Inc., 1.05%, 09/17/2026	21,332,000	21,304,751
		34,172,465
Containers & Packaging-0.25%
Sonoco Products Co., 4.45%, 09/01/2026	8,560,000	8,560,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
August 31, 2026
	Principal Amount	Value
Electric Utilities-2.46%
Duke Energy Carolinas LLC, 2.95%, 12/01/2026(b)	$10,355,000	$10,322,485
Duke Energy Corp., 2.65%, 09/01/2026	25,384,000	25,384,000
Entergy Corp., 2.95%, 09/01/2026	13,078,000	13,078,000
Fortis, Inc. (Canada), 3.06%, 10/04/2026	18,730,000	18,705,590
Southern California Edison Co., 4.40%, 09/06/2026(b)	8,540,000	8,540,279
Xcel Energy, Inc., 3.35%, 12/01/2026	8,510,000	8,489,343
		84,519,697
Electrical Equipment-0.37%
Emerson Electric Co., 0.88%, 10/15/2026	12,921,000	12,873,299
Energy Equipment & Services-0.30%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/2026	10,226,000	10,163,799
Entertainment-0.50%
Netflix, Inc., 4.38%, 11/15/2026	17,073,000	17,077,965
Financial Services-4.06%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 2.45%, 10/29/2026	64,656,000	64,468,836
Blackstone Private Credit Fund, 2.63%, 12/15/2026	21,205,000	21,072,843
Mastercard, Inc., 2.95%, 11/21/2026(b)	12,943,000	12,919,350
PayPal Holdings, Inc., 2.65%, 10/01/2026	21,354,000	21,323,283
State Street Bank and Trust Co., 4.59%, 11/25/2026(b)	19,798,000	19,823,646
		139,607,958
Food Products-0.50%
Conagra Brands, Inc., 5.30%, 10/01/2026	8,665,000	8,671,818
Ingredion, Inc., 3.20%, 10/01/2026	8,460,000	8,452,301
		17,124,119
Ground Transportation-0.85%
Canadian Pacific Railway Co. (Canada), 1.75%, 12/02/2026	17,156,000	17,054,321
CSX Corp., 2.60%, 11/01/2026	12,056,000	12,022,588
		29,076,909
Health Care Equipment & Supplies-0.85%
Abbott Laboratories, 3.75%, 11/30/2026	29,332,000	29,310,427
Health Care Providers & Services-0.61%
Cardinal Health, Inc., 4.70%, 11/15/2026	8,670,000	8,674,702
Universal Health Services, Inc., 1.65%, 09/01/2026(b)	12,201,000	12,201,000
		20,875,702
Household Durables-0.30%
DR Horton, Inc., 1.30%, 10/15/2026	10,465,000	10,428,644
	Principal Amount	Value
Household Products-0.44%
Procter & Gamble Co. (The), 2.45%, 11/03/2026	$15,172,000	$15,130,978
Industrial Conglomerates-1.07%
3M Co., 2.25%, 09/19/2026(b)	11,037,000	11,024,800
Honeywell International, Inc., 2.50%, 11/01/2026	25,834,000	25,764,573
		36,789,373
Insurance-0.53%
Allstate Corp. (The), 3.28%, 12/15/2026	9,590,000	9,567,482
Arch Capital Finance LLC, 4.01%, 12/15/2026	8,619,000	8,605,399
		18,172,881
IT Services-0.82%
CGI, Inc. (Canada), 1.45%, 09/14/2026	10,167,000	10,154,839
DXC Technology Co., 1.80%, 09/15/2026	6,835,000	6,825,807
Kyndryl Holdings, Inc., 2.05%, 10/15/2026(b)	11,277,000	11,220,446
		28,201,092
Leisure Products-0.25%
Hasbro, Inc., 3.55%, 11/19/2026(b)	8,620,000	8,600,564
Life Sciences Tools & Services-0.76%
Illumina, Inc., 4.65%, 09/09/2026	8,720,000	8,720,538
Thermo Fisher Scientific, Inc., 5.00%, 12/05/2026	17,244,000	17,272,587
		25,993,125
Machinery-2.01%
Caterpillar Financial Services Corp.
1.15%, 09/14/2026	8,390,000	8,381,318
4.45%, 10/16/2026	12,921,000	12,926,907
Illinois Tool Works, Inc., 2.65%, 11/15/2026	17,073,000	17,022,043
John Deere Capital Corp., 5.15%, 09/08/2026(b)	9,392,000	9,394,094
Wabtec Corp., 3.45%, 11/15/2026	12,953,000	12,923,950
Xylem, Inc., 3.25%, 11/01/2026(b)	8,622,000	8,605,419
		69,253,731
Multi-Utilities-0.85%
Ameren Corp., 5.70%, 12/01/2026	10,227,000	10,249,234
DTE Electric Co., 4.85%, 12/01/2026(b)	8,597,000	8,610,569
DTE Energy Co., 2.85%, 10/01/2026	10,231,000	10,219,744
		29,079,547
Office REITs-0.49%
Boston Properties L.P., 2.75%, 10/01/2026	17,033,000	17,012,335
Oil, Gas & Consumable Fuels-3.48%
Diamondback Energy, Inc., 3.25%, 12/01/2026	11,917,000	11,890,089
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
August 31, 2026
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Enbridge, Inc. (Canada)
1.60%, 10/04/2026	$8,667,000	$8,645,965
5.90%, 11/15/2026	13,028,000	13,053,447
4.25%, 12/01/2026	12,843,000	12,838,876
Energy Transfer L.P., 6.05%, 12/01/2026	17,083,000	17,133,385
Kinder Morgan, Inc., 1.75%, 11/15/2026	8,575,000	8,526,228
ONEOK, Inc., 5.55%, 11/01/2026	12,893,000	12,907,363
Shell International Finance B.V., 2.50%, 09/12/2026(b)	17,033,000	17,020,929
Spectra Energy Partners L.P., 3.38%, 10/15/2026	10,315,000	10,303,187
Valero Energy Corp., 3.40%, 09/15/2026	7,290,000	7,286,663
		119,606,132
Pharmaceuticals-0.87%
Pfizer, Inc., 3.00%, 12/15/2026	29,925,000	29,834,036
Residential REITs-0.50%
Camden Property Trust, 5.85%, 11/03/2026(b)	8,670,000	8,682,737
ERP Operating L.P., 2.85%, 11/01/2026	8,597,000	8,579,213
		17,261,950
Retail REITs-0.96%
Kimco Realty OP LLC, 2.80%, 10/01/2026	8,597,000	8,587,248
Realty Income Corp., 4.13%, 10/15/2026	11,241,000	11,238,642
Simon Property Group L.P., 3.25%, 11/30/2026	13,239,000	13,213,367
		33,039,257
Semiconductors & Semiconductor Equipment-1.63%
Advanced Micro Devices, Inc., 4.21%, 09/24/2026(b)	15,070,000	15,071,346
Analog Devices, Inc., 3.50%, 12/05/2026	15,479,000	15,457,072
NVIDIA Corp., 3.20%, 09/16/2026	17,151,000	17,145,360
Texas Instruments, Inc., 1.13%, 09/15/2026(b)	8,460,000	8,450,916
		56,124,694
Software-0.35%
Roper Technologies, Inc., 3.80%, 12/15/2026	11,936,000	11,910,254
Specialized REITs-1.11%
American Tower Corp.
1.45%, 09/15/2026	10,180,000	10,168,547
3.38%, 10/15/2026	17,023,000	17,004,819
Public Storage Operating Co., 1.50%, 11/09/2026	11,168,000	11,112,163
		38,285,529
Specialty Retail-2.61%
Dell International LLC/EMC Corp., 4.90%, 10/01/2026	29,635,500	29,641,138
	Principal Amount	Value
Specialty Retail-(continued)
Home Depot, Inc. (The)
2.13%, 09/15/2026	$17,203,000	$17,190,849
4.95%, 09/30/2026	12,841,500	12,846,251
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	12,791,000	12,813,464
TJX Cos., Inc. (The), 2.25%, 09/15/2026	17,153,000	17,141,930
		89,633,632
Technology Hardware, Storage & Peripherals-1.62%
Apple, Inc., 2.05%, 09/11/2026	34,204,000	34,186,020
Hewlett Packard Enterprise Co., 4.45%, 09/25/2026	21,524,000	21,527,903
		55,713,923
Textiles, Apparel & Luxury Goods-0.50%
NIKE, Inc., 2.38%, 11/01/2026	17,075,000	17,026,975
Tobacco-0.75%
Altria Group, Inc., 2.63%, 09/16/2026	8,730,000	8,724,115
B.A.T. Capital Corp. (United Kingdom), 3.22%, 09/06/2026	17,202,000	17,197,645
		25,921,760
Wireless Telecommunication Services-0.25%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026	8,620,000	8,595,055
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,292,539,482)		2,292,994,282
	Shares
Money Market Funds-32.57%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(c)(d) (Cost $1,119,777,737)	1,119,777,737	1,119,777,737
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.27% (Cost $3,412,317,219)		3,412,772,019
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.50%
Invesco Private Government Fund, 3.73%(c)(d)(e)	14,303,005	14,303,005
Invesco Private Prime Fund, 3.82%(c)(d)(e)	37,124,911	37,132,336
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,431,957)		51,435,341
TOTAL INVESTMENTS IN SECURITIES-100.77% (Cost $3,463,749,176)		3,464,207,360
OTHER ASSETS LESS LIABILITIES-(0.77)%		(26,414,130)
NET ASSETS-100.00%		$3,437,793,230
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
August 31, 2026
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,482,547	$3,553,023,567	$(2,441,728,377)	$-	$-	$1,119,777,737	$6,625,488
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	70,321,420	281,043,237	(337,061,652)	-	-	14,303,005	1,467,188 *
Invesco Private Prime Fund	183,133,851	627,442,220	(773,440,779)	(10,490)	7,534	37,132,336	3,953,128 *
Total	$261,937,818	$4,461,509,024	$(3,552,230,808)	$(10,490)	$7,534	$1,171,213,078	$12,045,804

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.76%
Aerospace & Defense-1.97%
Boeing Co. (The)
5.04%, 05/01/2027	$20,776,000	$20,827,309
6.26%, 05/01/2027	10,351,000	10,462,810
General Dynamics Corp.
3.50%, 04/01/2027	7,787,000	7,756,133
2.63%, 11/15/2027(b)	5,202,000	5,097,129
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	6,237,000	6,146,265
L3Harris Technologies, Inc., 5.40%, 01/15/2027	12,989,000	13,036,400
Lockheed Martin Corp., 5.10%, 11/15/2027(b)	7,790,000	7,857,758
Northrop Grumman Corp., 3.20%, 02/01/2027	7,787,000	7,754,222
RTX Corp., 3.13%, 05/04/2027	11,429,000	11,335,063
		90,273,089
Air Freight & Logistics-0.22%
United Parcel Service, Inc., 3.05%, 11/15/2027(b)	10,383,000	10,223,751
Automobile Components-0.54%
BorgWarner, Inc., 2.65%, 07/01/2027	11,461,000	11,293,528
Lear Corp., 3.80%, 09/15/2027(b)	5,713,000	5,661,684
United Rentals (North America), Inc., 3.88%, 11/15/2027	7,814,000	7,727,133
		24,682,345
Automobiles-5.89%
American Honda Finance Corp.
2.35%, 01/08/2027(b)	5,212,000	5,176,890
4.90%, 03/12/2027	7,267,000	7,287,465
4.55%, 07/09/2027	9,347,000	9,356,691
4.90%, 07/09/2027(b)	7,294,000	7,319,951
4.45%, 10/22/2027	7,795,000	7,782,763
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	9,345,000	9,330,625
5.80%, 03/05/2027	15,572,000	15,649,906
5.85%, 05/17/2027	15,569,000	15,668,634
4.95%, 05/28/2027	15,613,000	15,620,286
4.13%, 08/17/2027	13,048,000	12,972,891
3.82%, 11/02/2027	7,712,000	7,609,583
7.35%, 11/04/2027	15,646,000	16,042,624
General Motors Co.
4.20%, 10/01/2027	7,807,000	7,768,780
6.80%, 10/01/2027	10,383,000	10,585,080
Honda Motor Co. Ltd. (Japan), 2.53%, 03/10/2027	10,383,000	10,289,463
PACCAR Financial Corp.
5.00%, 05/13/2027(b)	5,192,000	5,219,661
4.45%, 08/06/2027	7,289,000	7,305,404
Toyota Motor Corp. (Japan), 4.19%, 06/30/2027(b)	5,192,000	5,189,622
	Principal Amount	Value
Automobiles-(continued)
Toyota Motor Credit Corp.
4.60%, 01/08/2027(b)	$6,751,000	$6,763,228
3.20%, 01/11/2027(b)	7,807,000	7,780,847
1.90%, 01/13/2027(b)	7,805,000	7,744,716
3.05%, 03/22/2027(b)	14,543,000	14,454,373
4.50%, 05/14/2027(b)	10,383,000	10,402,414
1.15%, 08/13/2027(b)	6,228,000	6,046,439
4.55%, 09/20/2027	10,383,000	10,399,390
4.35%, 10/08/2027(b)	12,989,000	12,983,248
5.45%, 11/10/2027	7,294,000	7,380,155
Series B, 5.00%, 03/19/2027	9,347,000	9,388,903
		269,520,032
Banks-13.31%
Banco Santander S.A. (Spain)
4.25%, 04/11/2027(b)	10,453,000	10,442,404
5.29%, 08/18/2027	18,246,000	18,378,876
Bank of America Corp.
3.25%, 10/21/2027	25,823,000	25,506,216
Series L, 4.18%, 11/25/2027	20,826,000	20,733,979
Bank of Montreal (Canada)
2.65%, 03/08/2027(b)	12,989,000	12,888,793
5.37%, 06/04/2027(b)	7,787,000	7,849,751
Series H, 4.70%, 09/14/2027(b)	10,397,000	10,423,075
Bank of Nova Scotia (The) (Canada)
1.95%, 02/02/2027(b)	7,807,000	7,733,241
2.95%, 03/11/2027	7,294,000	7,245,329
5.40%, 06/04/2027(b)	8,859,000	8,927,663
Canadian Imperial Bank of Commerce (Canada)
3.45%, 04/07/2027(b)	10,413,000	10,365,435
5.24%, 06/28/2027	14,022,000	14,129,768
Citibank N.A., 4.58%, 05/29/2027(b)	23,458,000	23,523,398
Citigroup, Inc., 4.45%, 09/29/2027	39,998,000	39,925,596
Cooperatieve Rabobank U.A. (Netherlands)
5.04%, 03/05/2027	6,793,000	6,820,655
4.37%, 05/27/2027	5,248,000	5,251,508
Fifth Third Bancorp, 2.55%, 05/05/2027(b)	7,807,000	7,716,950
Fifth Third Bank N.A., 2.25%, 02/01/2027	6,254,000	6,203,057
HSBC USA, Inc., 5.29%, 03/04/2027	10,354,000	10,408,081
JPMorgan Chase & Co.
8.00%, 04/29/2027	5,192,000	5,320,483
4.25%, 10/01/2027	15,605,000	15,580,314
3.63%, 12/01/2027	11,469,000	11,349,904
KeyBank N.A., 5.85%, 11/15/2027(b)	10,395,000	10,533,409
KeyCorp, 2.25%, 04/06/2027	8,311,000	8,208,510
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027	13,085,000	13,062,106
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027	5,242,000	5,187,967
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027	10,413,000	10,386,840
3.29%, 07/25/2027	10,383,000	10,276,548
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
August 31, 2026
	Principal Amount	Value
Banks-(continued)
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027(b)	$5,082,000	$5,065,434
3.17%, 09/11/2027(b)	11,472,000	11,333,935
PNC Bank N.A., 3.10%, 10/25/2027	10,503,000	10,347,172
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	7,793,000	7,735,210
Royal Bank of Canada (Canada)
4.88%, 01/19/2027(b)	12,988,000	13,021,724
2.05%, 01/21/2027(b)	5,192,000	5,152,668
3.63%, 05/04/2027(b)	12,476,000	12,424,401
4.24%, 08/03/2027	12,989,000	12,974,400
6.00%, 11/01/2027(b)	14,065,000	14,316,406
Santander Holdings USA, Inc., 4.40%, 07/13/2027	10,893,000	10,875,092
Standard Chartered Bank (United Kingdom), 4.85%, 12/03/2027	5,192,000	5,209,541
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027(b)	12,989,000	12,951,656
2.17%, 01/14/2027(b)	5,252,000	5,212,570
3.36%, 07/12/2027(b)	18,181,000	18,027,943
3.35%, 10/18/2027(b)	7,697,000	7,597,288
Toronto-Dominion Bank (The) (Canada)
1.95%, 01/12/2027(b)	7,787,000	7,726,119
2.80%, 03/10/2027(b)	11,449,000	11,367,119
4.98%, 04/05/2027	8,834,000	8,864,975
4.11%, 06/08/2027(b)	15,595,000	15,570,556
4.69%, 09/15/2027	15,615,000	15,655,814
Truist Financial Corp., 1.13%, 08/03/2027	7,789,000	7,564,653
U.S. Bancorp, Series X, 3.15%, 04/27/2027	13,506,000	13,419,334
UBS AG (Switzerland), 5.00%, 07/09/2027	6,281,000	6,320,270
Wells Fargo & Co., 4.30%, 07/22/2027	25,965,000	25,923,343
		609,037,479
Beverages-1.83%
Coca-Cola Co. (The)
3.38%, 03/25/2027	10,384,000	10,338,163
2.90%, 05/25/2027	5,202,000	5,151,794
1.45%, 06/01/2027	15,578,000	15,275,274
Constellation Brands, Inc.
3.50%, 05/09/2027	5,202,000	5,170,961
4.35%, 05/09/2027	6,228,000	6,223,501
Diageo Capital PLC (United Kingdom), 5.30%, 10/24/2027	7,811,000	7,879,628
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	7,737,000	7,756,764
PepsiCo, Inc.
4.40%, 02/07/2027	5,202,000	5,207,751
2.63%, 03/19/2027	5,212,000	5,169,172
3.00%, 10/15/2027	15,579,000	15,359,635
		83,532,643
Biotechnology-1.57%
AbbVie, Inc., 4.80%, 03/15/2027	23,372,000	23,428,485
Amgen, Inc.
2.20%, 02/21/2027(b)	17,899,000	17,722,985
3.20%, 11/02/2027	10,383,000	10,227,770
	Principal Amount	Value
Biotechnology-(continued)
Gilead Sciences, Inc.
2.95%, 03/01/2027(b)	$12,980,000	$12,893,093
1.20%, 10/01/2027(b)	7,807,000	7,543,062
		71,815,395
Broadline Retail-2.16%
Amazon.com, Inc.
3.30%, 04/13/2027(b)	20,774,000	20,662,037
1.20%, 06/03/2027	13,019,000	12,729,508
3.15%, 08/22/2027	36,360,000	35,966,442
4.55%, 12/01/2027(b)	20,776,000	20,833,043
eBay, Inc., 3.60%, 06/05/2027(b)	8,694,000	8,640,628
		98,831,658
Building Products-0.25%
Carlisle Cos., Inc., 3.75%, 12/01/2027	6,237,000	6,173,553
Owens Corning, 5.50%, 06/15/2027	5,198,000	5,240,063
		11,413,616
Capital Markets-5.94%
Ares Capital Corp.
7.00%, 01/15/2027	9,390,000	9,461,357
2.88%, 06/15/2027	5,192,000	5,111,894
Bank of New York Mellon Corp. (The)
2.05%, 01/26/2027(b)	8,834,000	8,761,330
3.25%, 05/16/2027(b)	7,797,000	7,745,899
BlackRock, Inc., 3.20%, 03/15/2027	7,272,000	7,237,190
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	6,366,000	6,282,894
Blue Owl Capital Corp., 2.63%, 01/15/2027(b)	5,192,000	5,146,810
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	6,160,000	6,294,825
Cboe Global Markets, Inc., 3.65%, 01/12/2027(b)	6,656,000	6,641,477
Charles Schwab Corp. (The)
3.20%, 03/02/2027(b)	6,778,000	6,746,383
2.45%, 03/03/2027(b)	15,585,000	15,451,209
3.30%, 04/01/2027(b)	7,726,000	7,688,026
FactSet Research Systems, Inc., 2.90%, 03/01/2027	5,192,000	5,146,410
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	8,397,000	8,444,582
3.85%, 01/26/2027	31,160,000	31,117,013
Jefferies Financial Group, Inc., 4.85%, 01/15/2027(b)	7,807,000	7,813,485
Morgan Stanley
3.63%, 01/20/2027	31,163,000	31,093,837
3.95%, 04/23/2027	20,776,000	20,719,374
Nomura Holdings, Inc. (Japan)
2.33%, 01/22/2027	13,052,000	12,952,391
5.59%, 07/02/2027	5,238,000	5,281,633
5.39%, 07/06/2027(b)	5,252,000	5,290,265
Northern Trust Corp., 4.00%, 05/10/2027(b)	10,404,000	10,386,374
S&P Global, Inc.
2.95%, 01/22/2027	5,212,000	5,189,121
2.45%, 03/01/2027	12,844,000	12,728,919
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
August 31, 2026
	Principal Amount	Value
Capital Markets-(continued)
State Street Corp.
4.99%, 03/18/2027(b)	$10,404,000	$10,443,078
4.33%, 10/22/2027(b)	12,506,000	12,498,182
		271,673,958
Chemicals-0.84%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027(b)	6,752,000	6,638,648
Ecolab, Inc.
1.65%, 02/01/2027(b)	5,192,000	5,135,001
3.25%, 12/01/2027	5,192,000	5,114,852
LYB International Finance II B.V., 3.50%, 03/02/2027	6,175,000	6,141,878
Sherwin-Williams Co. (The), 3.45%, 06/01/2027	15,585,000	15,469,946
		38,500,325
Commercial Services & Supplies-0.71%
Cintas Corp. No. 2, 3.70%, 04/01/2027	10,383,000	10,344,720
Republic Services, Inc., 3.38%, 11/15/2027	6,759,000	6,671,381
Waste Management, Inc.
4.95%, 07/03/2027	7,797,000	7,836,251
3.15%, 11/15/2027	7,787,000	7,669,084
		32,521,436
Communications Equipment-0.57%
Cisco Systems, Inc., 4.80%, 02/26/2027(b)	20,773,000	20,831,832
Nokia OYJ (Finland), 4.38%, 06/12/2027	5,189,000	5,179,898
		26,011,730
Construction & Engineering-0.14%
Quanta Services, Inc., 4.75%, 08/09/2027	6,237,000	6,253,593
Construction Materials-0.11%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027(b)	5,136,000	5,064,386
Consumer Finance-4.07%
Ally Financial, Inc.
4.75%, 06/09/2027(b)	7,787,000	7,804,090
7.10%, 11/15/2027(b)	7,827,000	8,029,021
American Express Co.
2.55%, 03/04/2027(b)	18,175,000	18,025,090
3.30%, 05/03/2027	17,172,500	17,063,303
5.85%, 11/05/2027	15,607,000	15,837,168
Capital One Financial Corp.
4.10%, 02/09/2027(b)	10,412,000	10,404,836
3.75%, 03/09/2027	14,067,000	14,023,301
3.65%, 05/11/2027(b)	10,411,000	10,360,383
	Principal Amount	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc.
4.35%, 01/17/2027	$12,848,000	$12,844,578
2.35%, 02/26/2027	10,383,000	10,275,323
5.00%, 04/09/2027(b)	12,982,000	13,020,701
5.40%, 05/08/2027	12,464,000	12,534,979
5.00%, 07/15/2027	5,202,000	5,223,212
5.35%, 07/15/2027(b)	11,429,000	11,512,476
2.70%, 08/20/2027	9,374,000	9,213,986
Synchrony Financial, 3.95%, 12/01/2027	10,413,000	10,301,015
		186,473,462
Consumer Staples Distribution & Retail-1.43%
Costco Wholesale Corp.
3.00%, 05/18/2027(b)	10,272,540	10,203,538
1.38%, 06/20/2027	12,999,000	12,713,860
Kroger Co. (The), 3.70%, 08/01/2027	6,237,000	6,200,671
Sysco Corp., 3.25%, 07/15/2027	7,807,000	7,732,991
Target Corp., 1.95%, 01/15/2027(b)	10,383,000	10,300,413
Walmart, Inc.
4.10%, 04/28/2027	7,797,000	7,796,291
3.95%, 09/09/2027	10,383,000	10,355,421
		65,303,185
Containers & Packaging-0.11%
Packaging Corp. of America, 3.40%, 12/15/2027	5,198,000	5,120,357
Diversified REITs-0.23%
Digital Realty Trust L.P., 3.70%, 08/15/2027	10,383,000	10,308,963
Diversified Telecommunication Services-1.82%
AT&T, Inc.
4.25%, 03/01/2027(b)	15,472,000	15,460,574
2.30%, 06/01/2027(b)	25,968,000	25,558,813
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027	12,984,000	12,951,277
TELUS Corp. (Canada)
2.80%, 02/16/2027	6,228,000	6,181,428
3.70%, 09/15/2027	5,142,000	5,096,005
Verizon Communications, Inc., 4.13%, 03/16/2027	18,181,000	18,178,355
		83,426,452
Electric Utilities-4.44%
Alabama Power Co., 3.75%, 09/01/2027	5,715,000	5,681,319
American Electric Power Co., Inc.
5.75%, 11/01/2027	5,192,000	5,252,681
3.20%, 11/13/2027	5,212,000	5,127,701
Duke Energy Corp.
4.85%, 01/05/2027	6,255,000	6,268,526
3.15%, 08/15/2027(b)	7,787,000	7,696,365
5.00%, 12/08/2027	5,192,000	5,214,128
Duke Energy Florida LLC, 3.20%, 01/15/2027(b)	6,769,000	6,745,796
Duke Energy Progress LLC, 4.35%, 03/06/2027(b)	5,212,000	5,215,425
Edison International, 5.75%, 06/15/2027	6,228,000	6,242,698
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
August 31, 2026
	Principal Amount	Value
Electric Utilities-(continued)
Eversource Energy
2.90%, 03/01/2027	$6,784,000	$6,731,678
4.60%, 07/01/2027	6,234,000	6,239,495
Exelon Corp., 2.75%, 03/15/2027	6,704,000	6,649,525
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	15,582,000	15,504,594
Georgia Power Co., 5.00%, 02/23/2027(b)	5,192,000	5,208,238
ITC Holdings Corp., 3.35%, 11/15/2027	5,142,000	5,064,160
National Rural Utilities Cooperative Finance Corp.
4.80%, 02/05/2027(b)	6,254,000	6,267,802
4.12%, 09/16/2027	5,755,000	5,738,706
3.95%, 12/10/2027	6,751,000	6,715,775
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027(b)	10,413,000	10,320,814
3.55%, 05/01/2027	15,519,000	15,431,673
4.63%, 07/15/2027(b)	12,982,000	12,997,002
Pacific Gas and Electric Co., 2.10%, 08/01/2027	8,813,000	8,607,222
Southern California Edison Co.
4.88%, 02/01/2027(b)	5,192,000	5,195,852
5.85%, 11/01/2027	7,677,000	7,767,632
Series D, 4.70%, 06/01/2027(b)	6,261,000	6,256,451
Virginia Electric and Power Co.
Series A, 3.50%, 03/15/2027(b)	7,795,000	7,765,274
Series B, 3.75%, 05/15/2027	6,229,000	6,202,870
Xcel Energy, Inc., 1.75%, 03/15/2027	5,198,000	5,127,967
		203,237,369
Electrical Equipment-0.11%
Emerson Electric Co., 1.80%, 10/15/2027	5,192,000	5,044,764
Electronic Equipment, Instruments & Components-0.60%
Amphenol Corp.
5.05%, 04/05/2027(b)	7,274,000	7,306,366
3.80%, 11/15/2027	7,807,000	7,751,917
Jabil, Inc., 4.25%, 05/15/2027(b)	5,205,000	5,195,396
Keysight Technologies, Inc., 4.60%, 04/06/2027	7,177,000	7,178,787
		27,432,466
Energy Equipment & Services-0.30%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027(b)	14,008,000	13,811,138
Entertainment-0.47%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	6,228,000	6,202,265
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027	10,383,000	10,280,813
Walt Disney Co. (The), 3.70%, 03/23/2027	5,192,000	5,178,263
		21,661,341
	Principal Amount	Value
Financial Services-3.39%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.10%, 01/15/2027	$9,345,000	$9,393,902
6.45%, 04/15/2027	15,571,000	15,735,641
3.65%, 07/21/2027	10,384,000	10,311,463
4.63%, 10/15/2027	6,270,000	6,266,953
BlackRock Funding, Inc., 4.60%, 07/26/2027(b)	8,321,000	8,350,593
Blackstone Private Credit Fund, 3.25%, 03/15/2027	10,174,000	10,082,826
Corebridge Financial, Inc., 3.65%, 04/05/2027	12,889,000	12,825,785
Fiserv, Inc., 2.25%, 06/01/2027(b)	10,383,000	10,218,871
Global Payments, Inc.
2.15%, 01/15/2027	7,795,000	7,727,073
4.95%, 08/15/2027(b)	5,192,000	5,208,882
LPL Holdings, Inc., 5.70%, 05/20/2027	5,238,000	5,276,998
Mastercard, Inc., 3.30%, 03/26/2027(b)	10,383,000	10,332,900
ORIX Corp. (Japan)
3.70%, 07/18/2027	5,112,000	5,074,323
5.00%, 09/13/2027(b)	5,192,000	5,216,344
PayPal Holdings, Inc., 3.90%, 06/01/2027	5,118,000	5,097,494
Visa, Inc.
1.90%, 04/15/2027(b)	15,585,000	15,370,578
0.75%, 08/15/2027(b)	5,204,000	5,035,946
2.75%, 09/15/2027(b)	7,807,000	7,688,432
		155,215,004
Food Products-1.29%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	6,237,000	6,189,089
Campbell’s Co. (The), 5.20%, 03/19/2027	5,194,000	5,218,433
Conagra Brands, Inc., 1.38%, 11/01/2027	10,423,000	10,026,923
Hormel Foods Corp., 4.80%, 03/30/2027	5,198,000	5,211,134
JM Smucker Co. (The), 3.38%, 12/15/2027	5,192,000	5,116,580
Kellanova, 3.40%, 11/15/2027	6,237,000	6,159,543
McCormick & Co., Inc., 3.40%, 08/15/2027	7,787,000	7,708,844
Mondelez International, Inc., 2.63%, 03/17/2027(b)	7,797,000	7,724,542
Tyson Foods, Inc., 3.55%, 06/02/2027	5,485,000	5,452,003
		58,807,091
Gas Utilities-0.27%
Atmos Energy Corp., 3.00%, 06/15/2027	5,192,000	5,136,523
Southern California Gas Co., 2.95%, 04/15/2027	7,294,000	7,235,901
		12,372,424
Ground Transportation-0.53%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027(b)	5,112,000	5,078,080
CSX Corp., 3.25%, 06/01/2027	8,833,800	8,762,407
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
August 31, 2026
	Principal Amount	Value
Ground Transportation-(continued)
Union Pacific Corp.
2.15%, 02/05/2027	$5,198,000	$5,151,856
3.00%, 04/15/2027	5,192,000	5,152,941
		24,145,284
Health Care Equipment & Supplies-1.37%
Augusta SpinCo Corp., 4.32%, 09/23/2027	6,776,000	6,756,576
Baxter International, Inc., 1.92%, 02/01/2027	8,546,000	8,455,146
Becton, Dickinson and Co., 3.70%, 06/06/2027	17,914,000	17,808,479
GE HealthCare Technologies, Inc., 5.65%, 11/15/2027	18,180,000	18,385,099
Stryker Corp., 4.55%, 02/10/2027(b)	5,192,000	5,198,968
Zimmer Biomet Holdings, Inc., 4.70%, 02/19/2027(b)	6,237,000	6,242,390
		62,846,658
Health Care Providers & Services-4.11%
Cardinal Health, Inc., 3.41%, 06/15/2027(b)	12,694,000	12,598,201
Cencora, Inc.
3.45%, 12/15/2027	7,807,000	7,698,894
4.63%, 12/15/2027	5,192,000	5,195,543
Centene Corp., 4.25%, 12/15/2027(b)	5,903,000	5,871,907
Cigna Group (The)
3.40%, 03/01/2027	13,814,000	13,755,277
3.05%, 10/15/2027(b)	5,660,000	5,577,570
CommonSpirit Health, 6.07%, 11/01/2027	5,273,000	5,346,411
CVS Health Corp.
3.63%, 04/01/2027	7,787,000	7,756,079
1.30%, 08/21/2027	23,372,000	22,673,607
Elevance Health, Inc., 3.65%, 12/01/2027(b)	16,631,000	16,454,372
HCA, Inc.
4.50%, 02/15/2027	12,380,000	12,382,215
3.13%, 03/15/2027	10,383,000	10,320,829
Humana, Inc.
1.35%, 02/03/2027	5,421,000	5,350,172
3.95%, 03/15/2027	4,465,000	4,451,429
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	5,970,000	5,920,349
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	6,267,000	6,212,297
SSM Health Care Corp., Series A, 3.82%, 06/01/2027(b)	5,218,000	5,193,865
UnitedHealth Group, Inc.
3.45%, 01/15/2027	7,797,000	7,777,406
3.38%, 04/15/2027(b)	6,514,000	6,477,545
4.60%, 04/15/2027	5,192,000	5,203,301
3.70%, 05/15/2027(b)	6,238,000	6,211,161
2.95%, 10/15/2027	9,900,000	9,747,751
		188,176,181
Health Care REITs-0.38%
Healthcare Realty Holdings L.P., 3.75%, 07/01/2027(b)	5,192,000	5,159,063
	Principal Amount	Value
Health Care REITs-(continued)
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027	$7,271,000	$7,266,059
Welltower OP LLC, 2.70%, 02/15/2027	5,193,000	5,157,297
		17,582,419
Hotels, Restaurants & Leisure-1.57%
Darden Restaurants, Inc., 3.85%, 05/01/2027(b)	5,138,000	5,118,517
Expedia Group, Inc., 4.63%, 08/01/2027	7,776,000	7,783,983
Hyatt Hotels Corp., 5.75%, 01/30/2027	6,171,000	6,195,171
Las Vegas Sands Corp., 5.90%, 06/01/2027	7,787,000	7,850,415
Marriott International, Inc., 5.00%, 10/15/2027	10,388,000	10,428,840
McDonald’s Corp.
3.50%, 03/01/2027	8,834,000	8,803,629
3.50%, 07/01/2027	10,384,000	10,310,131
Starbucks Corp.
4.85%, 02/08/2027	10,383,000	10,404,191
2.00%, 03/12/2027(b)	5,197,000	5,135,426
		72,030,303
Household Durables-0.38%
D.R. Horton, Inc., 1.40%, 10/15/2027(b)	5,192,000	5,017,605
Leggett & Platt, Inc., 3.50%, 11/15/2027(b)	5,192,000	5,095,661
Lennar Corp., 4.75%, 11/29/2027	7,282,000	7,286,652
		17,399,918
Household Products-0.75%
Colgate-Palmolive Co., 3.10%, 08/15/2027	5,192,000	5,140,208
Kimberly-Clark Corp., 1.05%, 09/15/2027(b)	6,239,000	6,036,071
Procter & Gamble Co. (The)
1.90%, 02/01/2027	10,383,000	10,285,326
2.80%, 03/25/2027	5,192,000	5,154,541
2.85%, 08/11/2027	7,807,000	7,711,490
		34,327,636
Independent Power and Renewable Electricity Producers-0.16%
NSTAR Electric Co., 3.20%, 05/15/2027	7,284,000	7,225,536
Industrial Conglomerates-0.57%
3M Co., 2.88%, 10/15/2027	8,834,000	8,680,589
Eaton Corp., 3.10%, 09/15/2027	7,267,000	7,174,962
Honeywell International, Inc., 1.10%, 03/01/2027	10,383,500	10,224,155
		26,079,706
Insurance-1.85%
American National Group, Inc., 5.00%, 06/15/2027(b)	5,206,000	5,211,422
Aon Corp., 8.21%, 01/01/2027	5,498,000	5,559,177
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/2027(b)	6,188,000	6,118,235
Aon North America, Inc., 5.13%, 03/01/2027(b)	6,228,000	6,248,404
Arthur J. Gallagher & Co., 4.60%, 12/15/2027(b)	7,797,000	7,796,707
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
August 31, 2026
	Principal Amount	Value
Insurance-(continued)
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027	$7,797,000	$7,717,470
Brighthouse Financial, Inc., 3.70%, 06/22/2027(b)	7,787,000	7,693,557
CNA Financial Corp., 3.45%, 08/15/2027	5,192,000	5,143,973
Manulife Financial Corp. (Canada), 2.48%, 05/19/2027(b)	5,202,000	5,131,968
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	9,900,000	9,901,408
Progressive Corp. (The)
2.45%, 01/15/2027	5,232,000	5,199,990
2.50%, 03/15/2027(b)	5,203,000	5,157,989
Willis North America, Inc., 4.65%, 06/15/2027	7,797,000	7,801,753
		84,682,053
Interactive Media & Services-0.82%
Alphabet, Inc., 0.80%, 08/15/2027(b)	10,385,000	10,056,107
Meta Platforms, Inc., 3.50%, 08/15/2027	27,606,000	27,408,665
		37,464,772
IT Services-0.71%
International Business Machines Corp.
3.30%, 01/27/2027(b)	5,212,000	5,192,715
2.20%, 02/09/2027(b)	6,756,000	6,692,949
1.70%, 05/15/2027(b)	12,989,000	12,745,382
4.15%, 07/27/2027	7,833,000	7,819,847
		32,450,893
Leisure Products-0.09%
Hasbro, Inc., 3.50%, 09/15/2027	4,269,000	4,228,828
Life Sciences Tools & Services-0.39%
Agilent Technologies, Inc., 4.20%, 09/09/2027	6,237,000	6,224,982
Illumina, Inc., 5.75%, 12/13/2027	5,192,000	5,252,922
Thermo Fisher Scientific, Inc., 4.80%, 11/21/2027(b)	6,237,000	6,265,391
		17,743,295
Machinery-3.33%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027(b)	5,214,000	5,170,412
4.50%, 01/08/2027(b)	5,189,000	5,195,818
5.00%, 05/14/2027	8,834,000	8,878,883
3.60%, 08/12/2027(b)	7,276,000	7,232,230
1.10%, 09/14/2027(b)	7,807,000	7,559,847
4.40%, 10/15/2027	6,761,000	6,761,970
4.60%, 11/15/2027	9,873,000	9,895,065
CNH Industrial Capital LLC, 4.50%, 10/08/2027	5,192,000	5,187,478
CNH Industrial N.V., 3.85%, 11/15/2027(b)	5,192,000	5,141,151
Ingersoll Rand, Inc., 5.20%, 06/15/2027	7,267,000	7,304,948
	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp.
4.50%, 01/08/2027	$7,807,000	$7,819,805
1.70%, 01/11/2027	5,192,000	5,147,396
4.85%, 03/05/2027(b)	5,727,000	5,746,860
2.35%, 03/08/2027(b)	5,192,000	5,143,911
1.75%, 03/09/2027	5,192,000	5,128,422
4.90%, 06/11/2027	7,294,000	7,329,562
4.20%, 07/15/2027	8,321,000	8,315,641
2.80%, 09/08/2027	5,197,000	5,118,562
4.15%, 09/15/2027	9,347,000	9,341,052
Otis Worldwide Corp., 2.29%, 04/05/2027(b)	5,192,000	5,135,127
Parker-Hannifin Corp.
3.25%, 03/01/2027(b)	7,284,000	7,249,341
4.25%, 09/15/2027	12,466,000	12,445,216
		152,248,697
Media-0.48%
Comcast Corp.
2.35%, 01/15/2027	7,920,000	7,863,178
3.30%, 02/01/2027	8,015,400	7,981,150
Paramount Global, 2.90%, 01/15/2027(b)	6,065,000	6,015,494
		21,859,822
Metals & Mining-0.39%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027(b)	12,466,000	12,723,193
Nucor Corp., 4.30%, 05/23/2027	5,198,000	5,195,134
		17,918,327
Multi-Utilities-1.05%
Ameren Corp., 1.95%, 03/15/2027	5,212,000	5,144,853
DTE Energy Co., 4.95%, 07/01/2027	12,468,000	12,507,632
NiSource, Inc., 3.49%, 05/15/2027	10,417,000	10,353,384
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	7,274,000	7,378,400
Sempra, 3.25%, 06/15/2027	7,807,000	7,725,272
WEC Energy Group, Inc., 1.38%, 10/15/2027	5,198,000	5,019,237
		48,128,778
Office REITs-0.17%
Boston Properties L.P., 6.75%, 12/01/2027	7,807,000	7,990,818
Oil, Gas & Consumable Fuels-5.94%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	5,202,000	5,198,640
BP Capital Markets America, Inc.
3.54%, 04/06/2027	5,203,000	5,180,194
5.02%, 11/17/2027(b)	11,943,000	12,016,028
BP Capital Markets PLC, 3.28%, 09/19/2027	15,579,000	15,413,499
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	12,989,000	12,925,077
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	12,477,000	12,500,388
Chevron Corp., 2.00%, 05/11/2027	10,383,000	10,229,329
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
August 31, 2026
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Chevron USA, Inc.
4.41%, 02/26/2027	$7,808,000	$7,818,052
1.02%, 08/12/2027(b)	7,811,750	7,583,872
3.95%, 08/13/2027(b)	5,192,000	5,179,273
DCP Midstream Operating L.P., 5.63%, 07/15/2027	5,192,000	5,231,617
Diamondback Energy, Inc., 5.20%, 04/18/2027	8,830,000	8,870,342
Enbridge, Inc. (Canada)
5.25%, 04/05/2027(b)	7,787,000	7,819,744
3.70%, 07/15/2027	7,294,000	7,243,288
Energy Transfer L.P.
4.40%, 03/15/2027	7,267,000	7,265,939
4.20%, 04/15/2027	6,252,000	6,241,998
4.00%, 10/01/2027	7,787,000	7,736,514
Enterprise Products Operating LLC
4.60%, 01/11/2027(b)	10,384,000	10,396,072
3.95%, 02/15/2027	5,975,000	5,963,387
EQT Corp., 3.90%, 10/01/2027	5,476,000	5,430,284
Equinor ASA (Norway), 3.00%, 04/06/2027(b)	5,208,000	5,169,408
Exxon Mobil Corp., 3.29%, 03/19/2027(b)	10,275,000	10,231,102
Hess Corp., 4.30%, 04/01/2027	10,383,000	10,377,299
MPLX L.P., 4.13%, 03/01/2027	12,989,000	12,984,635
ONEOK, Inc.
4.00%, 07/13/2027	5,191,500	5,168,777
4.25%, 09/24/2027	12,989,000	12,957,931
Phillips 66 Co., 4.95%, 12/01/2027	7,787,000	7,811,587
South Bow USA Infrastructure Holdings LLC (Canada), 4.91%, 09/01/2027	7,269,000	7,278,431
Targa Resources Corp., 5.20%, 07/01/2027	7,797,000	7,844,139
TC PipeLines L.P., 3.90%, 05/25/2027	5,198,000	5,172,667
Valero Energy Corp., 2.15%, 09/15/2027	5,861,000	5,725,899
Williams Cos., Inc. (The), 3.75%, 06/15/2027	15,058,000	14,980,541
		271,945,953
Passenger Airlines-0.39%
Southwest Airlines Co., 5.13%, 06/15/2027	17,978,000	18,050,707
Personal Care Products-0.51%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027	5,192,000	5,160,447
Unilever Capital Corp. (United Kingdom)
2.90%, 05/05/2027	10,283,000	10,193,004
4.25%, 08/12/2027	7,813,000	7,816,245
		23,169,696
Pharmaceuticals-3.79%
AstraZeneca Finance LLC (United Kingdom), 4.80%, 02/26/2027	12,982,000	13,019,036
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027	7,807,000	7,735,990
	Principal Amount	Value
Pharmaceuticals-(continued)
Bristol-Myers Squibb Co.
3.25%, 02/27/2027	$5,318,000	$5,296,461
1.13%, 11/13/2027(b)	10,383,000	10,001,785
Eli Lilly and Co.
4.50%, 02/09/2027(b)	10,383,000	10,393,907
3.10%, 05/15/2027	4,170,000	4,136,352
4.15%, 08/14/2027	7,810,000	7,805,512
Johnson & Johnson
4.50%, 03/01/2027	7,797,000	7,814,929
2.95%, 03/03/2027	10,383,000	10,325,550
0.95%, 09/01/2027(b)	15,464,000	14,977,071
Merck & Co., Inc.
1.70%, 06/10/2027(b)	15,615,000	15,323,878
3.85%, 09/15/2027	7,807,000	7,780,345
Novartis Capital Corp.
2.00%, 02/14/2027	12,989,000	12,863,438
3.10%, 05/17/2027	10,397,000	10,320,011
Pfizer, Inc., 3.88%, 11/15/2027	10,383,000	10,322,677
Royalty Pharma PLC, 1.75%, 09/02/2027	10,383,000	10,116,756
Viatris, Inc., 2.30%, 06/22/2027(b)	7,697,000	7,547,111
Zoetis, Inc., 3.00%, 09/12/2027	7,807,000	7,703,513
		173,484,322
Professional Services-0.17%
Equifax, Inc., 5.10%, 12/15/2027	7,787,000	7,830,332
Residential REITs-0.14%
Mid-America Apartments L.P., 3.60%, 06/01/2027	6,237,000	6,205,396
Retail REITs-0.85%
Realty Income Corp.
3.00%, 01/15/2027	6,238,000	6,212,036
3.95%, 08/15/2027	6,177,000	6,156,281
Regency Centers L.P., 3.60%, 02/01/2027	5,454,000	5,438,948
Simon Property Group L.P.
1.38%, 01/15/2027(b)	5,710,000	5,645,167
3.38%, 06/15/2027	7,831,000	7,769,847
3.38%, 12/01/2027	7,787,000	7,684,196
		38,906,475
Semiconductors & Semiconductor Equipment-1.71%
Applied Materials, Inc., 3.30%, 04/01/2027	12,467,000	12,407,789
Intel Corp.
3.75%, 03/25/2027	10,383,000	10,345,079
3.15%, 05/11/2027	10,383,500	10,292,879
3.75%, 08/05/2027	12,989,000	12,909,317
QUALCOMM, Inc., 3.25%, 05/20/2027(b)	20,773,000	20,617,492
Texas Instruments, Inc.
4.60%, 02/08/2027	6,751,000	6,764,361
2.90%, 11/03/2027(b)	5,132,000	5,051,879
		78,388,796
Software-3.50%
Accenture Capital, Inc., 3.90%, 10/04/2027	11,429,000	11,374,497
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
August 31, 2026
	Principal Amount	Value
Software-(continued)
Adobe, Inc.
2.15%, 02/01/2027	$8,832,000	$8,759,687
4.85%, 04/04/2027(b)	5,192,000	5,207,894
Autodesk, Inc., 3.50%, 06/15/2027(b)	5,198,000	5,162,363
Cadence Design Systems, Inc., 4.20%, 09/10/2027(b)	5,232,000	5,214,836
Intuit, Inc., 1.35%, 07/15/2027(b)	5,138,000	5,007,761
Microsoft Corp., 3.30%, 02/06/2027	41,033,000	40,889,740
Oracle Corp.
2.80%, 04/01/2027(b)	23,116,000	22,887,008
3.25%, 11/15/2027	28,594,000	28,034,246
Roper Technologies, Inc., 1.40%, 09/15/2027(b)	7,267,000	7,053,132
Synopsys, Inc., 4.55%, 04/01/2027(b)	10,383,000	10,393,202
Workday, Inc., 3.50%, 04/01/2027	10,313,000	10,254,632
		160,238,998
Specialized REITs-1.43%
American Tower Corp.
2.75%, 01/15/2027	7,797,000	7,748,825
3.65%, 03/15/2027	6,752,000	6,725,479
3.55%, 07/15/2027	7,787,000	7,723,017
Crown Castle, Inc.
4.00%, 03/01/2027	5,192,000	5,182,080
2.90%, 03/15/2027	7,484,000	7,421,981
3.65%, 09/01/2027	10,206,000	10,120,795
Public Storage Operating Co., 3.09%, 09/15/2027	5,192,000	5,127,396
SBA Communications Corp., 3.88%, 02/15/2027(b)	15,515,000	15,468,132
		65,517,705
Specialty Retail-1.75%
AutoZone, Inc., 3.75%, 06/01/2027(b)	6,237,000	6,203,057
Home Depot, Inc. (The)
2.50%, 04/15/2027	7,803,000	7,722,440
2.88%, 04/15/2027	7,807,000	7,746,191
4.88%, 06/25/2027	10,392,000	10,440,336
2.80%, 09/14/2027	10,383,000	10,228,140
Lowe’s Cos., Inc.
3.35%, 04/01/2027(b)	7,787,000	7,747,145
3.10%, 05/03/2027	15,596,000	15,470,357
3.95%, 10/15/2027	6,751,000	6,706,859
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	7,797,000	7,730,323
		79,994,848
Technology Hardware, Storage & Peripherals-2.57%
Apple, Inc.
3.35%, 02/09/2027	23,374,500	23,309,410
3.20%, 05/11/2027(b)	20,494,000	20,366,167
3.00%, 06/20/2027(b)	10,388,000	10,299,287
2.90%, 09/12/2027	20,776,000	20,490,529
3.00%, 11/13/2027(b)	15,584,000	15,359,937
Hewlett Packard Enterprise Co.
4.05%, 09/15/2027	9,347,000	9,303,674
4.40%, 09/25/2027(b)	12,988,000	12,967,648
NetApp, Inc., 2.38%, 06/22/2027(b)	5,709,000	5,616,381
		117,713,033
	Principal Amount	Value
Textiles, Apparel & Luxury Goods-0.23%
NIKE, Inc., 2.75%, 03/27/2027(b)	$10,391,000	$10,301,852
Tobacco-1.00%
B.A.T. Capital Corp. (United Kingdom), 4.70%, 04/02/2027	9,347,000	9,358,287
Philip Morris International, Inc.
4.75%, 02/12/2027	7,807,000	7,823,368
3.13%, 08/17/2027(b)	5,192,000	5,133,881
4.38%, 11/01/2027	7,807,000	7,792,129
5.13%, 11/17/2027	15,615,000	15,720,343
		45,828,008
Trading Companies & Distributors-0.56%
Sumisho Air Lease Corp.
2.20%, 01/15/2027	7,808,000	7,742,299
3.63%, 04/01/2027	5,192,000	5,166,426
3.63%, 12/01/2027	5,189,000	5,120,184
5.85%, 12/15/2027	7,284,000	7,380,090
		25,408,999
Water Utilities-0.25%
American Water Capital Corp., 2.95%, 09/01/2027(b)	6,237,000	6,154,458
Essential Utilities, Inc., 4.80%, 08/15/2027(b)	5,198,000	5,214,848
		11,369,306
Wireless Telecommunication Services-0.29%
Rogers Communications, Inc. (Canada), 3.20%, 03/15/2027(b)	13,389,000	13,303,357
Total U.S. Dollar Denominated Bonds & Notes (Cost $4,518,795,834)		4,519,757,159
	Shares
Money Market Funds-0.94%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(c)(d) (Cost $42,946,419)	42,946,419	42,946,419
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $4,561,742,253)		4,562,703,578
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.83%
Invesco Private Government Fund, 3.73%(c)(d)(e)	86,905,237	86,905,237
Invesco Private Prime Fund, 3.82%(c)(d)(e)	225,586,102	225,631,219
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $312,519,730)		312,536,456
TOTAL INVESTMENTS IN SECURITIES-106.53% (Cost $4,874,261,983)		4,875,240,034
OTHER ASSETS LESS LIABILITIES-(6.53)%		(298,927,083)
NET ASSETS-100.00%		$4,576,312,951
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
August 31, 2026
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,145,113	$398,146,164	$(356,344,858)	$-	$-	$42,946,419	$685,879
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	106,041,096	474,482,881	(493,618,740)	-	-	86,905,237	3,569,012 *
Invesco Private Prime Fund	275,917,356	1,136,690,396	(1,186,971,523)	(2,960)	(2,050)	225,631,219	9,622,931 *
Total	$383,103,565	$2,009,319,441	$(2,036,935,121)	$(2,960)	$(2,050)	$355,482,875	$13,877,822

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.92%
Aerospace & Defense-2.62%
Boeing Co. (The), 3.25%, 02/01/2028	$8,957,500	$8,777,997
General Dynamics Corp., 3.75%, 05/15/2028	8,150,000	8,061,408
HEICO Corp., 5.25%, 08/01/2028	4,854,000	4,903,320
Honeywell Aerospace, Inc., 3.90%, 03/16/2028	5,300,000	5,243,651
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028	4,953,000	4,694,245
L3Harris Technologies, Inc., 4.40%, 06/15/2028	6,924,000	6,887,502
Lockheed Martin Corp.
4.45%, 05/15/2028	4,068,000	4,062,903
4.15%, 08/15/2028	4,069,000	4,037,549
Northrop Grumman Corp., 3.25%, 01/15/2028	16,295,000	16,008,058
RTX Corp., 4.13%, 11/16/2028	24,442,000	24,146,402
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	5,669,000	5,652,989
		92,476,024
Air Freight & Logistics-0.14%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	4,885,000	4,832,491
Automobiles-4.43%
American Honda Finance Corp.
4.70%, 01/12/2028(b)	4,045,000	4,050,731
3.50%, 02/15/2028	4,046,000	3,980,952
4.55%, 03/03/2028	5,296,000	5,286,790
2.00%, 03/24/2028	6,106,000	5,861,848
5.13%, 07/07/2028	6,510,000	6,549,997
4.25%, 09/01/2028(b)	5,696,000	5,642,641
5.65%, 11/15/2028(b)	6,522,000	6,641,366
Series A, 4.55%, 04/10/2028	5,300,000	5,284,147
Ford Motor Credit Co. LLC
2.90%, 02/16/2028(b)	6,103,000	5,916,160
5.92%, 03/20/2028	8,137,000	8,217,095
6.80%, 05/12/2028	12,216,000	12,532,353
6.80%, 11/07/2028	12,196,000	12,567,541
General Motors Co.
5.35%, 04/15/2028	6,106,000	6,155,447
5.00%, 10/01/2028	6,111,000	6,120,533
Honda Motor Co. Ltd. (Japan), 4.44%, 07/08/2028	5,706,000	5,667,907
PACCAR Financial Corp., 4.55%, 03/03/2028	4,887,000	4,894,951
Toyota Motor Corp. (Japan)
5.12%, 07/13/2028(b)	4,069,000	4,113,815
3.67%, 07/20/2028(b)	4,065,000	4,010,561
	Principal Amount	Value
Automobiles-(continued)
Toyota Motor Credit Corp.
3.05%, 01/11/2028	$4,070,000	$3,998,909
4.63%, 01/12/2028(b)	8,147,000	8,164,218
1.90%, 04/06/2028	6,105,000	5,866,175
4.05%, 09/05/2028	6,500,000	6,436,410
5.25%, 09/11/2028	6,105,000	6,181,304
Series B, 3.75%, 01/12/2028	6,105,000	6,048,288
Series B, 4.25%, 05/12/2028(b)	6,500,000	6,478,313
		156,668,452
Banks-11.48%
Banco Santander S.A. (Spain)
4.38%, 04/12/2028	10,192,000	10,130,587
5.59%, 08/08/2028	12,196,000	12,377,187
6.61%, 11/07/2028	10,192,000	10,566,066
Bank of Montreal (Canada)
5.20%, 02/01/2028	9,760,000	9,837,154
5.72%, 09/25/2028	8,145,000	8,302,407
Bank of Nova Scotia (The) (Canada), 5.25%, 06/12/2028(b)	6,110,000	6,181,435
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	16,242,000	16,214,455
Canadian Imperial Bank of Commerce (Canada)
5.00%, 04/28/2028(b)	8,072,000	8,121,074
5.99%, 10/03/2028(b)	5,806,000	5,938,253
Capital One N.A., 4.65%, 09/13/2028(b)	7,313,000	7,311,734
Citibank N.A., 5.80%, 09/29/2028	20,378,000	20,851,735
Citigroup, Inc., 4.13%, 07/25/2028	17,106,000	16,908,400
Cooperatieve Rabobank U.A. (Netherlands)
4.88%, 01/21/2028	5,647,000	5,674,745
4.35%, 06/09/2028	5,650,000	5,633,868
3.96%, 10/17/2028	4,150,000	4,101,648
Fifth Third Bancorp, 3.95%, 03/14/2028(b)	5,254,000	5,193,620
HSBC USA, Inc., 4.65%, 06/03/2028	7,274,000	7,276,927
KeyCorp, 4.10%, 04/30/2028	6,113,000	6,052,936
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028(b)	12,179,000	12,131,178
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	9,685,000	9,689,053
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028(b)	10,486,000	10,398,069
4.05%, 09/11/2028(b)	8,152,000	8,053,228
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	10,759,000	10,669,368
National Bank of Canada (Canada), 5.60%, 12/18/2028(b)	8,152,000	8,306,657
Pinnacle Bank, 5.63%, 02/15/2028	4,139,000	4,168,247
PNC Bank N.A.
3.25%, 01/22/2028(b)	5,704,000	5,609,002
4.05%, 07/26/2028	10,122,000	10,007,064
Regions Financial Corp., 1.80%, 08/12/2028	5,289,000	4,998,816
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
August 31, 2026
	Principal Amount	Value
Banks-(continued)
Royal Bank of Canada (Canada)
4.90%, 01/12/2028(b)	$6,112,000	$6,146,469
5.20%, 08/01/2028	8,149,000	8,244,681
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 01/13/2028(b)	15,451,000	15,643,062
3.54%, 01/17/2028(b)	6,117,000	6,028,811
5.80%, 07/13/2028(b)	6,113,000	6,230,347
3.94%, 07/19/2028(b)	6,104,000	6,031,020
5.72%, 09/14/2028(b)	8,891,000	9,047,412
1.90%, 09/17/2028	16,295,000	15,388,734
Toronto-Dominion Bank (The) (Canada)
5.16%, 01/10/2028(b)	10,179,000	10,248,845
3.91%, 01/13/2028	8,086,000	8,007,828
4.86%, 01/31/2028	10,185,000	10,213,946
4.57%, 06/02/2028	8,147,000	8,130,633
5.52%, 07/17/2028	10,178,000	10,327,110
4.11%, 10/13/2028	8,136,000	8,033,062
U.S. Bancorp, 3.90%, 04/26/2028	6,886,000	6,811,321
UBS AG (Switzerland)
7.50%, 02/15/2028	7,734,000	8,059,226
5.65%, 09/11/2028(b)	12,216,000	12,458,145
		405,755,565
Beverages-1.33%
Coca-Cola Co. (The)
1.50%, 03/05/2028(b)	6,209,000	5,951,733
1.00%, 03/15/2028(b)	10,485,000	9,960,507
Constellation Brands, Inc., 3.60%, 02/15/2028	5,667,000	5,581,341
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028	4,109,000	4,061,819
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	4,082,000	4,050,264
PepsiCo, Inc.
4.45%, 02/07/2028(b)	6,063,000	6,064,461
3.60%, 02/18/2028(b)	6,104,000	6,033,489
4.45%, 05/15/2028	5,301,000	5,301,596
		47,005,210
Biotechnology-2.23%
AbbVie, Inc.
3.78%, 03/03/2028	12,231,000	12,089,122
4.65%, 03/15/2028	10,179,000	10,190,134
4.50%, 08/18/2028(b)	12,150,000	12,123,008
Amgen, Inc.
5.15%, 03/02/2028	30,554,000	30,747,932
1.65%, 08/15/2028(b)	10,040,000	9,472,984
Gilead Sciences, Inc., 4.25%, 05/20/2028(b)	4,065,000	4,048,286
		78,671,466
Broadline Retail-1.57%
Amazon.com, Inc.
3.85%, 03/13/2028(b)	18,329,000	18,160,471
1.65%, 05/12/2028(b)	18,188,000	17,352,438
3.90%, 11/20/2028	20,378,000	20,086,219
		55,599,128
	Principal Amount	Value
Building Products-0.41%
Amrize Finance US LLC, 4.70%, 04/07/2028	$5,682,000	$5,681,282
Lennox International, Inc., 5.50%, 09/15/2028	4,044,000	4,097,201
Masco Corp., 1.50%, 02/15/2028(b)	4,893,000	4,679,619
		14,458,102
Capital Markets-5.32%
Ameriprise Financial, Inc., 5.70%, 12/15/2028	4,892,000	4,997,357
Ares Capital Corp., 2.88%, 06/15/2028	10,192,000	9,793,010
Ares Management Corp., 6.38%, 11/10/2028	4,138,000	4,251,719
Ares Strategic Income Fund
5.70%, 03/15/2028	8,124,000	8,149,659
5.45%, 09/09/2028	4,873,000	4,856,849
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028	6,051,041	5,973,120
3.85%, 04/28/2028(b)	7,264,000	7,198,561
1.65%, 07/14/2028	4,140,000	3,933,854
3.00%, 10/30/2028	4,035,000	3,895,354
Blackstone Secured Lending Fund
5.35%, 04/13/2028	5,692,000	5,677,325
2.85%, 09/30/2028	5,164,666	4,892,993
Blue Owl Credit Income Corp., 7.95%, 06/13/2028(b)	9,166,000	9,454,497
Blue Owl Technology Finance Corp., 6.10%, 03/15/2028(b)	5,267,000	5,272,428
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	8,536,000	8,450,476
Charles Schwab Corp. (The)
3.20%, 01/25/2028	5,689,000	5,587,869
2.00%, 03/20/2028	10,160,000	9,772,032
CME Group, Inc., 3.75%, 06/15/2028(b)	4,074,000	4,022,811
Goldman Sachs Private Credit Corp., 5.05%, 02/23/2028	5,690,000	5,664,537
Golub Capital BDC, Inc., 7.05%, 12/05/2028	5,693,000	5,850,623
HPS Corporate Lending Fund
5.45%, 01/14/2028	6,054,000	6,047,376
4.90%, 09/11/2028	4,880,000	4,799,990
Jefferies Financial Group, Inc., 5.88%, 07/21/2028	8,145,000	8,283,807
Marex Group PLC (United Kingdom), 5.83%, 05/08/2028	4,064,000	4,086,396
Nasdaq, Inc., 5.35%, 06/28/2028	6,477,000	6,549,959
Nomura Holdings, Inc. (Japan)
5.84%, 01/18/2028	4,463,000	4,524,260
6.07%, 07/12/2028	7,324,000	7,484,842
2.17%, 07/14/2028(b)	8,148,000	7,768,321
Northern Trust Corp., 3.65%, 08/03/2028	4,067,000	4,004,627
S&P Global, Inc., 4.75%, 08/01/2028	5,688,000	5,702,436
State Street Corp., 4.54%, 02/28/2028	10,915,000	10,931,963
		187,879,051
Chemicals-0.84%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028(b)	4,889,000	4,872,752
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
August 31, 2026
	Principal Amount	Value
Chemicals-(continued)
Ecolab, Inc.
5.25%, 01/15/2028	$4,074,000	$4,111,658
4.30%, 06/15/2028(b)	4,068,000	4,051,180
Nutrien Ltd. (Canada), 4.90%, 03/27/2028	6,103,000	6,118,547
PPG Industries, Inc., 3.75%, 03/15/2028	6,501,000	6,415,997
Sherwin-Williams Co. (The), 4.30%, 08/15/2028(b)	4,069,000	4,033,844
		29,603,978
Commercial Services & Supplies-0.79%
CDW LLC/CDW Finance Corp., 3.28%, 12/01/2028	4,065,000	3,900,070
Republic Services, Inc., 3.95%, 05/15/2028	6,470,018	6,402,629
Veralto Corp., 5.35%, 09/18/2028	5,671,000	5,732,538
Waste Management, Inc.
1.15%, 03/15/2028(b)	4,069,000	3,867,096
4.50%, 03/15/2028	8,132,000	8,124,720
		28,027,053
Communications Equipment-0.39%
Cisco Systems, Inc., 4.55%, 02/24/2028	8,129,000	8,143,641
Motorola Solutions, Inc., 4.60%, 02/23/2028	5,689,000	5,682,350
		13,825,991
Construction & Engineering-0.11%
Quanta Services, Inc., 4.30%, 08/09/2028	4,068,000	4,035,265
Consumer Finance-1.98%
Ally Financial, Inc., 2.20%, 11/02/2028(b)	6,103,000	5,763,525
Capital One Financial Corp., 3.80%, 01/31/2028	11,390,000	11,259,214
General Motors Financial Co., Inc.
6.00%, 01/09/2028	8,147,000	8,266,806
5.05%, 04/04/2028	9,778,000	9,813,005
2.40%, 04/10/2028	8,144,000	7,841,220
5.80%, 06/23/2028	10,961,000	11,125,128
2.40%, 10/15/2028	8,152,000	7,753,218
4.20%, 10/27/2028(b)	8,280,000	8,170,405
		69,992,521
Consumer Staples Distribution & Retail-1.41%
Dollar General Corp.
4.13%, 05/01/2028	4,039,000	3,999,362
5.20%, 07/05/2028	4,040,000	4,068,184
Dollar Tree, Inc., 4.20%, 05/15/2028	10,192,000	10,094,988
Target Corp., 4.35%, 06/15/2028(b)	4,074,000	4,063,564
Walmart, Inc.
3.90%, 04/15/2028	6,100,000	6,053,399
3.70%, 06/26/2028	12,028,000	11,887,386
1.50%, 09/22/2028	10,176,000	9,605,886
		49,772,769
Containers & Packaging-0.13%
WRKCo, Inc., 4.00%, 03/15/2028	4,796,000	4,742,499
Distributors-0.18%
LKQ Corp., 5.75%, 06/15/2028	6,455,000	6,526,549
	Principal Amount	Value
Diversified REITs-0.76%
CubeSmart L.P., 2.25%, 12/15/2028	$4,483,000	$4,238,099
Digital Realty Trust L.P.
5.55%, 01/15/2028	7,311,000	7,380,305
4.45%, 07/15/2028	5,294,000	5,259,521
VICI Properties L.P., 4.75%, 02/15/2028	10,102,000	10,084,980
		26,962,905
Diversified Telecommunication Services-0.70%
AT&T, Inc., 1.65%, 02/01/2028	18,334,000	17,589,519
Verizon Communications, Inc., 2.10%, 03/22/2028(b)	7,509,000	7,231,788
		24,821,307
Electric Utilities-6.43%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	4,875,000	4,773,021
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028	4,068,000	4,112,918
Commonwealth Edison Co., 3.70%, 08/15/2028	4,477,000	4,404,535
Constellation Energy Generation LLC
3.90%, 01/08/2028	7,321,000	7,252,194
5.60%, 03/01/2028	6,094,000	6,172,131
Duke Energy Corp., 4.30%, 03/15/2028	7,311,000	7,269,731
Duke Energy Florida LLC, 3.80%, 07/15/2028(b)	4,888,000	4,827,297
Duke Energy Progress LLC, 3.70%, 09/01/2028	4,081,000	4,012,728
Edison International
4.13%, 03/15/2028	4,473,000	4,392,981
5.00%, 05/05/2028	4,070,000	4,061,475
5.25%, 11/15/2028	4,882,000	4,855,816
Entergy Corp., 1.90%, 06/15/2028	5,295,000	5,037,791
Eversource Energy, 5.45%, 03/01/2028(b)	10,569,000	10,671,291
Exelon Corp., 5.15%, 03/15/2028	8,131,000	8,184,707
Florida Power & Light Co.
5.05%, 04/01/2028	8,136,000	8,201,582
4.40%, 05/15/2028(b)	6,103,000	6,094,091
Georgia Power Co.
4.65%, 05/16/2028	6,103,000	6,110,077
4.00%, 10/01/2028	6,100,000	6,028,958
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028(b)	5,695,000	5,601,209
4.75%, 02/07/2028	4,882,000	4,890,336
4.80%, 03/15/2028	4,879,000	4,890,881
Series D, 4.15%, 08/25/2028	5,693,000	5,640,164
NextEra Energy Capital Holdings, Inc.
4.85%, 02/04/2028	8,131,000	8,158,824
4.90%, 02/28/2028	10,168,000	10,207,092
1.90%, 06/15/2028	12,196,000	11,621,708
Oncor Electric Delivery Co. LLC, 4.30%, 05/15/2028	4,883,000	4,858,348
Pacific Gas and Electric Co.
5.00%, 06/04/2028	6,506,000	6,525,882
3.00%, 06/15/2028	6,510,000	6,303,533
3.75%, 07/01/2028	7,116,000	6,967,174
PG&E Corp., 5.00%, 07/01/2028	8,177,000	8,059,049
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
August 31, 2026
	Principal Amount	Value
Electric Utilities-(continued)
San Diego Gas & Electric Co., 4.95%, 08/15/2028	$4,878,000	$4,903,976
Southern California Edison Co.
5.30%, 03/01/2028	6,103,000	6,144,565
5.65%, 10/01/2028(b)	4,473,000	4,540,116
Southern Co. (The), 4.85%, 06/15/2028	6,103,000	6,120,714
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	4,658,000	4,594,725
Virginia Electric and Power Co., Series A, 3.80%, 04/01/2028	5,690,000	5,615,460
Xcel Energy, Inc., 4.00%, 06/15/2028	5,127,000	5,061,060
		227,168,140
Electrical Equipment-0.51%
Emerson Electric Co., 2.00%, 12/21/2028(b)	8,146,000	7,689,731
Regal Rexnord Corp., 6.05%, 04/15/2028	10,173,000	10,349,750
		18,039,481
Electronic Equipment, Instruments & Components-1.11%
Amphenol Corp.
4.38%, 06/12/2028	6,105,000	6,078,298
3.90%, 11/15/2028	6,111,000	6,014,447
Arrow Electronics, Inc., 3.88%, 01/12/2028	4,062,000	4,007,281
Avnet, Inc., 6.25%, 03/15/2028	4,065,000	4,136,801
Jabil, Inc., 3.95%, 01/12/2028	4,066,000	4,019,008
TD SYNNEX Corp., 2.38%, 08/09/2028	4,973,000	4,724,548
Teledyne Technologies, Inc., 2.25%, 04/01/2028	5,706,000	5,490,811
Trimble, Inc., 4.90%, 06/15/2028	4,891,000	4,878,694
		39,349,888
Entertainment-0.86%
Netflix, Inc., 5.88%, 11/15/2028	15,471,000	15,860,184
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	6,510,000	6,528,774
Walt Disney Co. (The), 2.20%, 01/13/2028(b)	8,131,000	7,905,131
		30,294,089
Financial Services-4.47%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%, 01/23/2028(b)	4,469,000	4,415,066
4.88%, 04/01/2028	6,103,000	6,113,491
5.75%, 06/06/2028	8,129,000	8,250,380
3.00%, 10/29/2028	30,495,000	29,303,033
Blackstone Private Credit Fund, 7.30%, 11/27/2028	5,257,000	5,421,801
Block Financial LLC, 2.50%, 07/15/2028	4,051,000	3,874,822
Fidelity National Information Services, Inc.
1.65%, 03/01/2028(b)	6,099,000	5,823,371
4.45%, 03/10/2028	16,262,000	16,172,275
Fiserv, Inc.
5.45%, 03/02/2028	7,322,000	7,376,678
5.38%, 08/21/2028	5,691,000	5,738,138
	Principal Amount	Value
Financial Services-(continued)
Global Payments, Inc.
4.55%, 03/15/2028	$4,080,000	$4,050,437
4.50%, 11/15/2028	14,227,000	14,032,500
LPL Holdings, Inc.
4.90%, 04/03/2028	4,069,000	4,066,762
6.75%, 11/17/2028	6,105,000	6,322,003
Mastercard, Inc.
4.10%, 01/15/2028	6,095,000	6,073,011
3.50%, 02/26/2028	4,149,000	4,096,037
4.88%, 03/09/2028	6,095,000	6,136,846
4.33%, 06/08/2028	10,162,000	10,142,848
MGIC Investment Corp., 5.25%, 08/15/2028	5,372,000	5,360,764
PayPal Holdings, Inc., 4.55%, 06/01/2028	5,284,000	5,268,003
		158,038,266
Food Products-1.53%
Campbell’s Co. (The), 4.15%, 03/15/2028(b)	8,129,552	8,046,100
General Mills, Inc.
4.20%, 04/17/2028	11,410,000	11,321,796
5.50%, 10/17/2028(b)	4,046,000	4,106,474
Hershey Co. (The), 4.55%, 02/24/2028(b)	4,080,000	4,087,240
Hormel Foods Corp., 1.70%, 06/03/2028	6,106,000	5,814,230
J.M. Smucker Co. (The), 5.90%, 11/15/2028	6,098,000	6,244,748
Kellanova, 4.30%, 05/15/2028(b)	4,972,000	4,946,224
Mondelez International, Inc.
4.25%, 05/06/2028	5,802,000	5,764,991
4.13%, 05/07/2028	3,729,000	3,697,035
		54,028,838
Gas Utilities-0.21%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028(b)	7,320,000	7,386,737
Ground Transportation-0.80%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028	4,065,000	4,022,930
CSX Corp., 3.80%, 03/01/2028	6,506,000	6,436,942
Ryder System, Inc.
5.65%, 03/01/2028	4,063,000	4,116,917
5.25%, 06/01/2028	5,287,000	5,329,616
Union Pacific Corp., 3.95%, 09/10/2028	8,596,300	8,496,552
		28,402,957
Health Care Equipment & Supplies-1.65%
Abbott Laboratories, 1.15%, 01/30/2028(b)	5,264,000	5,034,326
Baxter International, Inc., 2.27%, 12/01/2028(b)	10,091,000	9,513,631
Becton, Dickinson and Co., 4.69%, 02/13/2028(b)	6,502,000	6,500,137
Edwards Lifesciences Corp., 4.30%, 06/15/2028	4,893,000	4,861,169
GE HealthCare Technologies, Inc., 4.15%, 12/15/2028	4,893,000	4,828,318
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
August 31, 2026
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028(b)	$8,143,000	$8,113,183
Stryker Corp.
4.70%, 02/10/2028(b)	5,700,000	5,708,645
3.65%, 03/07/2028	4,892,000	4,822,344
4.85%, 12/08/2028	4,892,000	4,902,885
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/2028	4,039,000	4,085,413
		58,370,051
Health Care Providers & Services-4.50%
Centene Corp., 2.45%, 07/15/2028	17,134,000	16,330,584
Cigna Group (The), 4.38%, 10/15/2028	30,937,177	30,709,132
CVS Health Corp., 4.30%, 03/25/2028	40,484,000	40,220,740
Elevance Health, Inc.
4.10%, 03/01/2028	10,089,990	10,009,612
4.00%, 09/15/2028	6,048,000	5,967,023
HCA, Inc.
5.00%, 03/01/2028	5,703,000	5,724,421
5.20%, 06/01/2028(b)	8,091,000	8,149,225
5.63%, 09/01/2028	12,213,000	12,366,565
Humana, Inc.
5.75%, 03/01/2028	3,977,000	4,027,744
5.75%, 12/01/2028	4,030,000	4,098,104
UnitedHealth Group, Inc.
5.25%, 02/15/2028(b)	8,068,000	8,150,681
3.85%, 06/15/2028	9,284,000	9,172,704
4.40%, 06/15/2028	4,039,000	4,026,121
		158,952,656
Health Care REITs-0.56%
Healthpeak OP LLC, 2.13%, 12/01/2028	4,139,000	3,904,914
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	4,452,000	4,440,133
Ventas Realty L.P., 4.00%, 03/01/2028	5,268,000	5,210,955
Welltower OP LLC, 4.25%, 04/15/2028	6,113,000	6,080,644
		19,636,646
Hotels, Restaurants & Leisure-1.65%
Booking Holdings, Inc., 3.55%, 03/15/2028	4,057,000	3,995,460
Expedia Group, Inc., 3.80%, 02/15/2028	8,136,750	8,033,158
Hyatt Hotels Corp., 5.05%, 03/30/2028	4,145,000	4,156,652
Las Vegas Sands Corp., 5.63%, 06/15/2028	8,087,000	8,159,824
Marriott International, Inc., 5.55%, 10/15/2028(b)	5,707,000	5,796,454
McDonald’s Corp.
3.80%, 04/01/2028	8,554,514	8,453,451
4.80%, 08/14/2028(b)	4,883,000	4,900,493
Starbucks Corp.
3.50%, 03/01/2028	4,846,000	4,768,423
4.50%, 05/15/2028	3,944,000	3,933,764
4.00%, 11/15/2028	6,213,000	6,122,849
		58,320,528
Household Durables-0.14%
Mohawk Industries, Inc., 5.85%, 09/18/2028	4,884,000	4,982,593
	Principal Amount	Value
Household Products-0.37%
Clorox Co. (The), 3.90%, 05/15/2028	$4,066,000	$4,011,147
Colgate-Palmolive Co., 4.60%, 03/01/2028	4,057,000	4,073,375
Procter & Gamble Co. (The), 3.95%, 01/26/2028(b)	4,892,000	4,868,472
		12,952,994
Independent Power and Renewable Electricity Producers-0.21%
AES Corp. (The), 5.45%, 06/01/2028	7,318,000	7,374,918
Industrial Conglomerates-0.59%
3M Co., 3.63%, 09/14/2028(b)	4,973,000	4,880,887
Eaton Corp.
3.85%, 03/06/2028	12,216,000	12,085,493
4.35%, 05/18/2028	4,067,000	4,053,755
		21,020,135
Insurance-0.37%
Brown & Brown, Inc., 4.70%, 06/23/2028	4,030,000	4,020,093
Lincoln National Corp., 3.80%, 03/01/2028	4,039,000	3,979,971
Willis North America, Inc., 4.50%, 09/15/2028	4,981,000	4,946,774
		12,946,838
Interactive Media & Services-0.72%
Alphabet, Inc.
4.50%, 08/10/2028(b)	5,150,000	5,150,487
3.88%, 11/15/2028(b)	8,134,000	8,029,128
Meta Platforms, Inc., 4.60%, 05/15/2028(b)	12,222,000	12,245,408
		25,425,023
IT Services-0.60%
DXC Technology Co., 2.38%, 09/15/2028(b)	5,290,000	5,003,230
International Business Machines Corp.
4.50%, 02/06/2028(b)	8,129,000	8,123,367
4.65%, 02/10/2028	8,130,000	8,142,715
		21,269,312
Life Sciences Tools & Services-0.26%
Revvity, Inc., 1.90%, 09/15/2028(b)	4,127,000	3,893,804
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028(b)	5,699,000	5,372,432
		9,266,236
Machinery-2.77%
Caterpillar Financial Services Corp.
3.70%, 01/10/2028(b)	4,065,000	4,025,574
3.95%, 11/14/2028	8,500,000	8,380,011
Series K, 4.10%, 08/15/2028(b)	6,070,000	6,021,105
Series L, 4.20%, 05/15/2028	6,102,000	6,072,509
CNH Industrial Capital LLC
4.75%, 03/21/2028	4,050,000	4,046,907
4.55%, 04/10/2028	4,887,000	4,866,129
Ingersoll Rand, Inc., 5.40%, 08/14/2028	4,065,000	4,115,300
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
August 31, 2026
	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp.
4.65%, 01/07/2028	$4,065,000	$4,077,422
4.75%, 01/20/2028(b)	8,940,000	8,981,198
4.90%, 03/03/2028(b)	5,296,000	5,333,580
1.50%, 03/06/2028	4,074,000	3,901,257
4.95%, 07/14/2028	12,230,000	12,335,512
Series I, 4.25%, 06/05/2028	5,701,000	5,678,063
Otis Worldwide Corp., 5.25%, 08/16/2028	6,101,000	6,159,003
Wabtec Corp., 4.70%, 09/15/2028	10,193,000	10,172,328
Xylem, Inc., 1.95%, 01/30/2028	4,067,000	3,917,718
		98,083,616
Marine Transportation-0.11%
Kirby Corp., 4.20%, 03/01/2028	4,065,000	4,027,850
Media-0.91%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
3.75%, 02/15/2028	8,079,000	7,920,146
4.20%, 03/15/2028	10,102,000	9,955,559
Comcast Corp.
3.15%, 02/15/2028	6,268,000	6,135,081
3.55%, 05/01/2028	4,131,000	4,056,395
Paramount Global, 3.38%, 02/15/2028(b)	4,119,000	4,028,875
		32,096,056
Metals & Mining-0.47%
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	3,950,000	3,910,995
4.38%, 08/01/2028	3,521,000	3,495,090
Nucor Corp., 3.95%, 05/01/2028(b)	4,069,000	4,032,173
Steel Dynamics, Inc., 4.00%, 12/15/2028	5,285,000	5,198,236
		16,636,494
Multi-Utilities-1.48%
Dominion Energy, Inc., 4.60%, 05/15/2028	8,149,000	8,134,550
DTE Electric Co., Series A, 1.90%, 04/01/2028	4,675,000	4,491,965
DTE Energy Co., 4.88%, 06/01/2028	8,534,000	8,551,831
National Grid PLC (United Kingdom), 5.60%, 06/12/2028	5,691,000	5,768,384
NiSource, Inc., 5.25%, 03/30/2028	8,534,000	8,606,173
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	4,881,000	4,977,426
Sempra, 3.40%, 02/01/2028	8,132,609	7,987,053
WEC Energy Group, Inc., 2.20%, 12/15/2028(b)	4,067,000	3,845,269
		52,362,651
Oil, Gas & Consumable Fuels-5.17%
BP Capital Markets PLC, 3.72%, 11/28/2028	6,510,000	6,382,350
Chevron USA, Inc.
3.85%, 01/15/2028	4,873,000	4,843,284
4.48%, 02/26/2028	8,135,000	8,141,395
4.05%, 08/13/2028	5,281,000	5,247,155
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Continental Resources, Inc., 4.38%, 01/15/2028	$8,126,000	$8,067,103
Enbridge, Inc. (Canada)
6.00%, 11/15/2028	6,098,000	6,249,122
4.20%, 11/20/2028	4,070,000	4,024,245
Energy Transfer L.P.
5.55%, 02/15/2028	8,131,000	8,220,278
4.95%, 05/15/2028	6,508,500	6,528,191
4.95%, 06/15/2028	8,136,028	8,161,019
6.10%, 12/01/2028	4,055,000	4,163,548
Enterprise Products Operating LLC, 4.30%, 06/20/2028	6,506,000	6,478,378
EOG Resources, Inc., 4.40%, 07/15/2028(b)	4,068,000	4,053,273
EQT Corp., 5.70%, 04/01/2028	4,062,000	4,118,152
Equinor ASA (Norway)
4.25%, 06/02/2028(b)	6,506,000	6,482,775
3.63%, 09/10/2028(b)	8,128,395	7,991,564
Kinder Morgan, Inc., 4.30%, 03/01/2028	10,160,750	10,132,078
MPLX L.P., 4.00%, 03/15/2028	10,167,000	10,056,392
ONEOK, Inc.
4.55%, 07/15/2028	6,505,000	6,481,409
5.65%, 11/01/2028(b)	6,099,000	6,204,243
Phillips 66, 3.90%, 03/15/2028	6,506,000	6,452,504
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	11,000,000	10,931,343
Shell Finance US, Inc., 3.88%, 11/13/2028	6,254,000	6,162,697
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028(b)	11,387,000	11,308,226
Valero Energy Corp., 4.35%, 06/01/2028	4,808,000	4,786,875
Valero Energy Partners L.P., 4.50%, 03/15/2028	3,705,000	3,690,345
Williams Cos., Inc. (The), 5.30%, 08/15/2028	7,314,000	7,390,255
		182,748,199
Passenger Airlines-0.49%
Delta Air Lines, Inc.
4.38%, 04/19/2028	3,311,000	3,288,799
4.95%, 07/10/2028	8,132,000	8,146,065
Southwest Airlines Co., 4.38%, 11/15/2028(b)	6,099,000	6,027,502
		17,462,366
Personal Care Products-0.85%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028(b)	5,707,000	5,680,056
Kenvue, Inc., 5.05%, 03/22/2028(b)	8,137,000	8,190,924
Unilever Capital Corp. (United Kingdom)
3.50%, 03/22/2028	10,584,000	10,429,437
4.88%, 09/08/2028	5,686,000	5,717,947
		30,018,364
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
August 31, 2026
	Principal Amount	Value
Pharmaceuticals-3.89%
AstraZeneca Finance LLC (United Kingdom)
4.88%, 03/03/2028	$8,893,000	$8,941,723
1.75%, 05/28/2028	10,177,000	9,713,244
Bristol-Myers Squibb Co., 3.90%, 02/20/2028(b)	4,026,000	3,996,345
Eli Lilly and Co.
4.55%, 02/12/2028(b)	8,097,000	8,115,519
4.00%, 10/15/2028	8,149,000	8,070,648
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/2028	14,260,786	14,126,298
Johnson & Johnson
2.90%, 01/15/2028	12,145,000	11,917,245
4.55%, 03/01/2028	6,118,000	6,136,957
Merck & Co., Inc.
4.05%, 05/17/2028(b)	4,130,000	4,106,675
4.30%, 05/22/2028(b)	8,071,000	8,053,262
1.90%, 12/10/2028	8,064,000	7,608,067
Novartis Capital Corp., 3.90%, 11/05/2028	5,807,000	5,733,063
Pfizer, Inc., 3.60%, 09/15/2028(b)	8,148,441	8,006,971
Sanofi S.A., 3.63%, 06/19/2028	8,147,842	8,034,187
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	14,078,000	14,125,967
Zoetis, Inc.
4.15%, 08/17/2028	6,874,000	6,809,538
3.90%, 08/20/2028	4,072,000	4,013,350
		137,509,059
Professional Services-0.71%
Automatic Data Processing, Inc., 1.70%, 05/15/2028	8,134,000	7,772,421
Concentrix Corp., 6.60%, 08/02/2028(b)	6,499,000	6,553,086
Equifax, Inc., 5.10%, 06/01/2028	5,696,000	5,720,854
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	4,877,000	5,007,060
		25,053,421
Residential REITs-0.36%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	4,057,000	4,024,536
ERP Operating L.P., 3.50%, 03/01/2028	4,062,000	3,998,077
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	4,876,000	4,616,889
		12,639,502
Retail REITs-0.44%
Realty Income Corp.
3.40%, 01/15/2028	4,872,000	4,795,686
3.65%, 01/15/2028	4,456,000	4,402,383
Simon Property Group L.P., 1.75%, 02/01/2028	6,463,000	6,220,866
		15,418,935
Semiconductors & Semiconductor Equipment-3.64%
Advanced Micro Devices, Inc., 4.32%, 03/24/2028(b)	5,087,000	5,073,235
Analog Devices, Inc.
4.25%, 06/15/2028	6,912,000	6,875,717
1.70%, 10/01/2028	6,098,000	5,744,413
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028(b)	$6,315,000	$6,221,998
Broadcom, Inc.
1.95%, 02/15/2028	6,049,000	5,823,982
4.80%, 04/15/2028	8,940,000	8,953,482
Intel Corp.
4.88%, 02/10/2028	14,261,000	14,291,992
1.60%, 08/12/2028	8,148,000	7,679,276
Marvell Technology, Inc., 2.45%, 04/15/2028	6,094,000	5,880,950
Microchip Technology, Inc., 4.90%, 03/15/2028	8,133,000	8,149,744
NVIDIA Corp.
1.55%, 06/15/2028(b)	10,162,000	9,653,264
4.25%, 06/15/2028(b)	28,457,000	28,306,627
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 4.30%, 08/19/2028(b)	4,125,000	4,085,044
Skyworks Solutions, Inc., 5.00%, 08/10/2028	6,080,000	6,078,587
Texas Instruments, Inc., 4.60%, 02/15/2028(b)	5,696,000	5,700,150
		128,518,461
Software-3.53%
Adobe, Inc., 4.75%, 01/17/2028(b)	6,510,000	6,530,762
Intuit, Inc., 5.13%, 09/15/2028(b)	6,103,000	6,152,563
Oracle Corp.
2.30%, 03/25/2028	16,260,000	15,564,153
4.50%, 05/06/2028	6,103,000	6,040,003
4.80%, 08/03/2028	12,196,000	12,112,077
Roper Technologies, Inc.
4.20%, 09/15/2028	6,507,000	6,433,099
4.25%, 09/15/2028	4,065,000	4,022,696
Salesforce, Inc.
4.50%, 03/15/2028	28,460,000	28,413,513
3.70%, 04/11/2028(b)	12,196,000	12,033,821
1.50%, 07/15/2028	8,134,000	7,688,839
ServiceNow, Inc., 4.25%, 05/15/2028	6,099,000	6,068,493
Synopsys, Inc., 4.65%, 04/01/2028	8,127,000	8,116,441
VMware LLC, 1.80%, 08/15/2028(b)	6,101,000	5,778,019
		124,954,479
Specialized REITs-2.26%
American Tower Corp.
3.60%, 01/15/2028	5,699,000	5,616,864
1.50%, 01/31/2028	5,285,000	5,053,955
5.50%, 03/15/2028	5,703,000	5,768,674
5.25%, 07/15/2028	5,297,000	5,337,161
5.80%, 11/15/2028	6,059,000	6,174,587
Crown Castle, Inc.
5.00%, 01/11/2028	7,932,000	7,956,968
3.80%, 02/15/2028(b)	7,959,000	7,841,422
4.80%, 09/01/2028	4,863,000	4,859,754
Equinix, Inc., 1.55%, 03/15/2028	5,290,000	5,041,156
Extra Space Storage L.P., 5.70%, 04/01/2028	6,510,000	6,598,097
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	4,046,000	4,086,424
Prologis L.P., 4.88%, 06/15/2028	6,112,000	6,145,367
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
August 31, 2026
	Principal Amount	Value
Specialized REITs-(continued)
Public Storage Operating Co.
1.85%, 05/01/2028(b)	$5,298,000	$5,070,582
1.95%, 11/09/2028	4,484,000	4,230,981
		79,781,992
Specialty Retail-1.85%
AutoZone, Inc., 6.25%, 11/01/2028(b)	4,046,000	4,163,965
Dell International LLC/EMC Corp.
5.25%, 02/01/2028	8,133,000	8,194,346
4.75%, 04/01/2028	8,134,000	8,143,302
Home Depot, Inc. (The)
0.90%, 03/15/2028(b)	4,135,000	3,925,545
1.50%, 09/15/2028(b)	8,066,000	7,602,324
3.75%, 09/15/2028	4,030,000	3,970,098
Lowe’s Cos., Inc.
1.30%, 04/15/2028	8,144,490	7,724,463
1.70%, 09/15/2028	8,137,000	7,664,813
4.00%, 10/15/2028	6,096,000	6,008,627
O’Reilly Automotive, Inc., 4.35%, 06/01/2028	4,066,000	4,040,140
TJX Cos., Inc. (The), 1.15%, 05/15/2028	4,082,000	3,856,583
		65,294,206
Technology Hardware, Storage & Peripherals-2.38%
Apple, Inc.
1.20%, 02/08/2028	20,326,000	19,444,148
4.00%, 05/10/2028(b)	12,201,000	12,129,877
4.00%, 05/12/2028	12,196,000	12,120,154
1.40%, 08/05/2028(b)	18,707,000	17,683,006
Hewlett Packard Enterprise Co.
4.50%, 03/23/2028	4,066,000	4,051,555
5.25%, 07/01/2028(b)	4,478,000	4,511,715
4.15%, 09/15/2028(b)	6,909,000	6,826,605
HP, Inc., 4.75%, 01/15/2028	7,323,000	7,328,038
		84,095,098
Tobacco-1.81%
Altria Group, Inc.
4.88%, 02/04/2028(b)	4,045,000	4,058,082
6.20%, 11/01/2028	4,065,000	4,182,141
B.A.T. Capital Corp. (United Kingdom), 2.26%, 03/25/2028	14,258,500	13,738,589
B.A.T. International Finance PLC (United Kingdom), 4.45%, 03/16/2028	8,152,000	8,123,654
Philip Morris International, Inc.
4.88%, 02/15/2028	12,606,000	12,654,894
3.13%, 03/02/2028(b)	4,072,950	3,989,132
4.13%, 04/28/2028(b)	6,068,000	6,019,609
5.25%, 09/07/2028	5,295,000	5,353,634
3.88%, 10/27/2028	6,100,000	6,003,576
		64,123,311
	Principal Amount	Value
Trading Companies & Distributors-0.27%
Sumisho Air Lease Corp.
5.30%, 02/01/2028	$5,692,000	$5,725,534
2.10%, 09/01/2028	4,065,750	3,850,061
		9,575,595
Water Utilities-0.14%
American Water Capital Corp., 3.75%, 09/01/2028	5,087,000	4,991,390
Wireless Telecommunication Services-1.03%
Sprint Capital Corp., 6.88%, 11/15/2028	20,159,000	21,011,121
T-Mobile USA, Inc.
4.95%, 03/15/2028(b)	8,097,000	8,132,155
4.80%, 07/15/2028(b)	7,284,000	7,299,328
		36,442,604
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,503,010,901)		3,496,716,301
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(c)(d) (Cost $310,646)	310,646	310,646
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.93% (Cost $3,503,321,547)		3,497,026,947
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.74%
Invesco Private Government Fund, 3.73%(c)(d)(e)	65,436,229	65,436,229
Invesco Private Prime Fund, 3.82%(c)(d)(e)	172,762,690	172,797,243
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $238,219,777)		238,233,472
TOTAL INVESTMENTS IN SECURITIES-105.67% (Cost $3,741,541,324)		3,735,260,419
OTHER ASSETS LESS LIABILITIES-(5.67)%		(200,589,461)
NET ASSETS-100.00%		$3,534,670,958

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
August 31, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,132,936	$211,304,895	$(212,127,185)	$-	$-	$310,646	$261,908
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	109,653,873	353,584,151	(397,801,795)	-	-	65,436,229	3,331,238 *
Invesco Private Prime Fund	290,130,447	827,981,316	(945,287,437)	(6,875)	(20,208)	172,797,243	9,007,267 *
Total	$400,917,256	$1,392,870,362	$(1,555,216,417)	$(6,875)	$(20,208)	$238,544,118	$12,600,413

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.50%
Aerospace & Defense-1.41%
Boeing Co. (The)
3.20%, 03/01/2029	$6,853,000	$6,590,172
6.30%, 05/01/2029	10,270,000	10,612,487
Howmet Aerospace, Inc., 3.00%, 01/15/2029	4,790,000	4,600,741
L3Harris Technologies, Inc., 5.05%, 06/01/2029(b)	4,914,000	4,939,166
Lockheed Martin Corp., 4.50%, 02/15/2029	4,758,000	4,744,782
Northrop Grumman Corp., 4.60%, 02/01/2029	3,425,000	3,414,985
RTX Corp.
5.75%, 01/15/2029	3,652,000	3,737,121
7.50%, 09/15/2029	3,036,000	3,263,343
		41,902,797
Air Freight & Logistics-0.47%
FedEx Corp., 3.10%, 08/05/2029	4,630,000	4,409,831
GXO Logistics, Inc., 6.25%, 05/06/2029	4,387,000	4,506,267
United Parcel Service, Inc., 3.40%, 03/15/2029	5,142,000	4,991,491
		13,907,589
Automobile Components-0.01%
BorgWarner, Inc., 4.95%, 08/15/2029	233,000	232,060
Automobiles-4.51%
American Honda Finance Corp.
4.15%, 01/08/2029(b)	4,790,000	4,724,408
2.25%, 01/12/2029(b)	4,793,000	4,522,009
4.90%, 03/13/2029	5,138,000	5,137,948
4.40%, 09/05/2029	5,134,000	5,054,428
Series A, 4.80%, 07/06/2029	4,800,000	4,782,699
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	5,160,000	4,866,399
5.80%, 03/08/2029	11,015,000	11,106,268
4.97%, 04/06/2029(b)	10,270,000	10,163,199
5.11%, 05/03/2029	10,242,000	10,151,819
5.43%, 08/13/2029	2,904,000	2,904,018
5.30%, 09/06/2029(b)	6,198,000	6,180,372
5.88%, 11/07/2029	8,610,000	8,694,220
General Motors Co., 5.40%, 10/15/2029(b)	6,886,000	6,951,567
PACCAR Financial Corp., 4.60%, 01/31/2029	4,243,000	4,245,888
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029(b)	3,422,000	3,263,331
Toyota Motor Credit Corp.
4.65%, 01/05/2029	5,505,000	5,501,406
3.65%, 01/08/2029(b)	3,440,000	3,368,882
5.05%, 05/16/2029(b)	6,886,000	6,942,953
4.45%, 06/29/2029	5,513,000	5,472,400
4.55%, 08/09/2029	6,891,000	6,857,050
Series B, 4.05%, 03/13/2029	7,920,000	7,805,711
Series B, 4.50%, 07/09/2029	5,140,000	5,108,757
		133,805,732
	Principal Amount	Value
Banks-6.49%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)
4.15%, 03/03/2029	$6,526,000	$6,402,674
5.38%, 03/13/2029	7,351,000	7,437,490
Banco Santander S.A. (Spain), 4.60%, 04/15/2029	6,890,000	6,835,672
Bank of Nova Scotia (The) (Canada), 5.45%, 08/01/2029	4,816,000	4,916,124
Canadian Imperial Bank of Commerce (Canada), 5.26%, 04/08/2029	7,921,000	8,002,851
Citibank N.A., 4.84%, 08/06/2029(b)	10,473,000	10,512,538
Cooperatieve Rabobank U.A. (Netherlands)
4.80%, 01/09/2029(b)	3,404,000	3,419,003
4.32%, 04/01/2029	5,120,000	5,085,354
4.49%, 10/17/2029	5,314,000	5,288,984
KeyCorp, 2.55%, 10/01/2029	5,161,000	4,811,095
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029(b)	10,333,000	10,101,760
3.20%, 07/18/2029	12,012,000	11,485,292
National Bank of Canada (Canada), 4.50%, 10/10/2029(b)	6,861,000	6,793,274
PNC Bank N.A., 2.70%, 10/22/2029(b)	5,169,000	4,842,040
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029(b)	10,326,000	10,005,708
Royal Bank of Canada (Canada), 4.95%, 02/01/2029	6,883,000	6,925,136
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.47%, 01/14/2029(b)	3,444,000	3,267,298
4.11%, 01/15/2029	5,510,000	5,423,622
5.32%, 07/09/2029(b)	5,165,000	5,229,012
3.04%, 07/16/2029(b)	17,151,000	16,315,770
2.72%, 09/27/2029(b)	3,435,000	3,222,500
Toronto-Dominion Bank (The) (Canada)
4.99%, 04/05/2029(b)	6,174,000	6,206,381
4.36%, 04/23/2029	8,570,000	8,471,379
4.78%, 12/17/2029(b)	6,978,000	6,975,292
Truist Financial Corp., 3.88%, 03/19/2029(b)	4,473,000	4,364,829
Wells Fargo & Co., 4.15%, 01/24/2029	17,219,000	16,995,199
Zions Bancorporation N.A., 3.25%, 10/29/2029(b)	3,443,000	3,230,291
		192,566,568
Beverages-2.17%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	20,167,000	20,190,124
Coca-Cola Co. (The), 2.13%, 09/06/2029	6,884,000	6,419,270
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029	4,816,000	4,872,181
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	6,883,000	6,397,440
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
August 31, 2026
	Principal Amount	Value
Beverages-(continued)
Keurig Dr Pepper, Inc.
5.05%, 03/15/2029	$5,162,000	$5,170,591
3.95%, 04/15/2029	6,890,000	6,724,134
PepsiCo, Inc.
4.10%, 01/15/2029(b)	5,164,000	5,121,499
7.00%, 03/01/2029(b)	3,512,000	3,719,919
4.50%, 07/17/2029	5,857,000	5,847,741
		64,462,899
Biotechnology-2.64%
AbbVie, Inc.
4.80%, 03/15/2029(b)	17,215,000	17,241,738
3.20%, 11/21/2029	37,449,000	35,688,679
Amgen, Inc.
3.00%, 02/22/2029	5,169,000	4,957,029
4.05%, 08/18/2029	8,613,000	8,444,113
Gilead Sciences, Inc.
4.40%, 05/20/2029(b)	6,890,000	6,830,255
4.80%, 11/15/2029(b)	5,166,000	5,175,839
		78,337,653
Broadline Retail-2.18%
Amazon.com, Inc.
4.00%, 03/13/2029	20,659,000	20,311,253
3.45%, 04/13/2029(b)	10,330,000	10,031,516
4.60%, 07/09/2029(b)	19,830,000	19,741,956
4.65%, 12/01/2029	10,334,000	10,310,168
eBay, Inc., 4.25%, 03/06/2029(b)	4,432,000	4,371,794
		64,766,687
Building Products-0.51%
CRH SMW Finance DAC, 5.20%, 05/21/2029	5,134,000	5,180,314
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029	5,166,000	4,914,811
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 5.50%, 04/19/2029	5,122,000	5,203,407
		15,298,532
Capital Markets-4.78%
Ares Capital Corp.
5.88%, 03/01/2029	6,860,000	6,904,395
5.95%, 07/15/2029	5,839,000	5,884,493
Ares Strategic Income Fund
4.85%, 01/15/2029	4,100,000	4,029,530
6.35%, 08/15/2029	4,805,000	4,876,703
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	5,162,000	4,949,732
BlackRock, Inc., 3.25%, 04/30/2029	6,897,000	6,667,157
Blue Owl Capital Corp., 5.95%, 03/15/2029(b)	6,859,000	6,854,048
Blue Owl Credit Income Corp.
7.75%, 01/15/2029(b)	3,769,000	3,888,061
6.60%, 09/15/2029	6,201,000	6,247,840
Blue Owl Technology Finance Corp.
6.75%, 04/04/2029(b)	4,799,000	4,815,801
6.50%, 10/15/2029(b)	3,440,000	3,411,971
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029	6,899,000	6,887,094
	Principal Amount	Value
Capital Markets-(continued)
Charles Schwab Corp. (The)
4.00%, 02/01/2029(b)	$4,114,000	$4,061,212
3.25%, 05/22/2029(b)	4,113,000	3,962,462
Deutsche Bank AG (Germany), 5.41%, 05/10/2029	6,889,000	6,991,230
Goldman Sachs Private Credit Corp., 5.38%, 01/31/2029	4,498,000	4,470,637
Golub Capital BDC, Inc., 6.00%, 07/15/2029	5,142,000	5,161,976
HPS Corporate Lending Fund, 6.75%, 01/30/2029(b)	3,790,000	3,858,196
Lazard Group LLC, 4.38%, 03/11/2029	3,421,000	3,373,824
Marex Group PLC (United Kingdom), 6.40%, 11/04/2029	4,112,000	4,186,653
Nomura Holdings, Inc. (Japan)
2.71%, 01/22/2029(b)	3,612,000	3,427,753
5.00%, 06/29/2029	5,946,000	5,933,815
5.61%, 07/06/2029(b)	4,409,000	4,476,306
Northern Trust Corp., 3.15%, 05/03/2029(b)	3,661,000	3,524,359
S&P Global, Inc.
2.95%, 03/01/2029	8,463,000	8,112,011
4.25%, 05/01/2029(b)	6,266,000	6,184,565
2.50%, 12/01/2029	3,661,000	3,410,852
Sixth Street Lending Partners, 6.50%, 03/11/2029	5,145,000	5,222,698
		141,775,374
Chemicals-1.14%
Air Products and Chemicals, Inc., 4.60%, 02/08/2029	5,146,000	5,139,439
Dow Chemical Co. (The), 7.38%, 11/01/2029	4,417,000	4,765,481
Eastman Chemical Co., 5.00%, 08/01/2029	5,143,000	5,146,472
Ecolab, Inc., 4.60%, 06/15/2029	8,234,000	8,207,406
Nutrien Ltd. (Canada), 4.20%, 04/01/2029	5,150,000	5,069,996
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	5,800,000	5,494,397
		33,823,191
Commercial Services & Supplies-0.45%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/2029	4,824,000	4,595,478
Waste Connections, Inc., 3.50%, 05/01/2029	3,687,000	3,574,687
Waste Management, Inc., 4.88%, 02/15/2029	5,136,000	5,162,171
		13,332,336
Communications Equipment-0.88%
Cisco Systems, Inc., 4.85%, 02/26/2029	17,212,000	17,306,405
Juniper Networks, Inc., 3.75%, 08/15/2029	3,444,000	3,320,317
Motorola Solutions, Inc., 4.60%, 05/23/2029(b)	5,509,000	5,472,900
		26,099,622
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
August 31, 2026
	Principal Amount	Value
Construction & Engineering-0.13%
MasTec, Inc., 5.90%, 06/15/2029	$3,773,000	$3,847,361
Construction Materials-0.24%
Amcor Group Finance PLC, 5.45%, 05/23/2029	3,426,000	3,472,196
Vulcan Materials Co., 4.95%, 12/01/2029	3,652,000	3,664,311
		7,136,507
Consumer Finance-1.94%
American Express Co., 4.05%, 05/03/2029(b)	6,887,000	6,797,379
General Motors Financial Co., Inc.
5.80%, 01/07/2029	10,305,000	10,497,452
5.65%, 01/17/2029(b)	3,388,000	3,437,691
4.30%, 04/06/2029	7,443,000	7,320,469
4.75%, 04/06/2029	9,637,000	9,582,652
5.55%, 07/15/2029	8,612,000	8,734,336
4.90%, 10/06/2029(b)	6,882,000	6,860,150
Synchrony Financial, 5.15%, 03/19/2029	4,460,000	4,448,108
		57,678,237
Consumer Staples Distribution & Retail-0.92%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029	3,446,000	3,616,531
Kroger Co. (The), 4.50%, 01/15/2029	4,127,000	4,105,051
Sysco Corp., 5.75%, 01/17/2029	3,447,000	3,514,726
Target Corp., 3.38%, 04/15/2029(b)	6,884,000	6,686,161
Walmart, Inc.
4.00%, 04/30/2029	4,482,000	4,425,429
3.25%, 07/08/2029(b)	5,047,000	4,883,695
		27,231,593
Containers & Packaging-0.59%
Amcor Flexibles North America, Inc., 4.25%, 03/08/2029	5,140,000	5,068,223
Packaging Corp. of America, 3.00%, 12/15/2029	3,433,000	3,240,802
Sonoco Products Co., 4.60%, 09/01/2029	4,107,000	4,056,100
WRKCo, Inc., 4.90%, 03/15/2029	5,146,000	5,147,229
		17,512,354
Distributors-0.17%
Genuine Parts Co., 4.95%, 08/15/2029	5,163,000	5,134,285
Diversified REITs-0.20%
Digital Realty Trust L.P., 3.60%, 07/01/2029	6,165,000	5,947,896
Diversified Telecommunication Services-1.61%
AT&T, Inc., 4.35%, 03/01/2029	20,696,000	20,473,799
Verizon Communications, Inc.
3.88%, 02/08/2029	6,882,000	6,748,004
4.02%, 12/03/2029	20,980,000	20,449,829
		47,671,632
Electric Utilities-5.54%
AEP Texas, Inc., 5.45%, 05/15/2029(b)	3,502,000	3,551,173
American Electric Power Co., Inc., 5.20%, 01/15/2029	6,903,000	6,963,665
Avangrid, Inc., 3.80%, 06/01/2029(b)	5,149,000	4,998,593
	Principal Amount	Value
Electric Utilities-(continued)
Constellation Energy Generation LLC, 4.55%, 06/01/2029(b)	$5,144,000	$5,099,006
Duke Energy Corp.
4.85%, 01/05/2029	4,456,000	4,459,420
3.40%, 06/15/2029	4,120,000	3,965,039
Duke Energy Florida LLC, 2.50%, 12/01/2029	4,808,000	4,473,333
Duke Energy Progress LLC, 3.45%, 03/15/2029(b)	4,122,000	4,000,696
Edison International
5.45%, 06/15/2029	3,431,000	3,431,375
6.95%, 11/15/2029	3,776,000	3,900,881
Evergy, Inc., 2.90%, 09/15/2029	5,494,000	5,180,850
Eversource Energy
5.95%, 02/01/2029(b)	5,484,000	5,613,110
Series O, 4.25%, 04/01/2029	3,430,000	3,379,000
Exelon Corp., 5.15%, 03/15/2029	4,465,000	4,500,061
Florida Power & Light Co., 5.15%, 06/15/2029(b)	5,144,000	5,211,220
Georgia Power Co., 4.60%, 06/15/2029	3,780,000	3,767,468
MidAmerican Energy Co., 3.65%, 04/15/2029	5,838,000	5,685,942
National Rural Utilities Cooperative Finance Corp.
4.85%, 02/07/2029	3,685,000	3,695,718
Series D, 4.05%, 02/09/2029	4,077,000	4,008,412
Nevada Power Co., Series CC, 3.70%, 05/01/2029(b)	3,427,000	3,338,644
NextEra Energy Capital Holdings, Inc.
4.90%, 03/15/2029	6,173,000	6,185,761
3.50%, 04/01/2029	3,348,000	3,244,803
2.75%, 11/01/2029	6,818,000	6,406,385
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/2029	4,420,000	4,391,413
Pacific Gas and Electric Co.
6.10%, 01/15/2029	8,579,000	8,778,392
5.55%, 05/15/2029	5,834,000	5,918,311
PacifiCorp, 5.10%, 02/15/2029	3,423,000	3,441,608
Pinnacle West Capital Corp., 4.65%, 06/01/2029	3,430,000	3,409,273
Public Service Co. of Colorado, 4.15%, 03/13/2029	4,780,000	4,707,970
Southern California Edison Co.
5.15%, 06/01/2029	8,236,000	8,237,178
Series A, 4.20%, 03/01/2029(b)	3,433,000	3,362,315
Southern Co. (The), 5.50%, 03/15/2029	6,864,000	6,974,239
Tampa Electric Co., 4.90%, 03/01/2029	3,433,000	3,438,320
Virginia Electric and Power Co., Series A, 2.88%, 07/15/2029(b)	3,432,000	3,258,844
Xcel Energy, Inc., 2.60%, 12/01/2029(b)	3,685,000	3,433,788
		164,412,206
Electronic Equipment, Instruments & Components-0.59%
Amphenol Corp., 4.35%, 06/01/2029(b)	3,426,000	3,393,502
Arrow Electronics, Inc., 5.15%, 08/21/2029	3,447,000	3,453,386
Jabil, Inc., 4.20%, 02/01/2029	3,507,000	3,439,024
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
August 31, 2026
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Keysight Technologies, Inc., 3.00%, 10/30/2029(b)	$3,678,000	$3,469,133
TD SYNNEX Corp., 4.30%, 01/17/2029	3,770,000	3,704,256
		17,459,301
Energy Equipment & Services-0.35%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.05%, 03/11/2029(b)	3,425,000	3,367,879
3.14%, 11/07/2029(b)	3,849,000	3,660,421
NOV, Inc., 3.60%, 12/01/2029(b)	3,430,000	3,291,473
		10,319,773
Entertainment-0.85%
Netflix, Inc., 6.38%, 05/15/2029(b)	5,511,000	5,754,119
Walt Disney Co. (The)
3.75%, 03/14/2029	6,886,000	6,749,557
2.00%, 09/01/2029(b)	13,802,000	12,808,889
		25,312,565
Financial Services-5.03%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.10%, 01/19/2029	5,508,000	5,524,597
4.13%, 02/28/2029(b)	6,200,000	6,085,712
4.63%, 09/10/2029	8,953,000	8,854,350
Apollo Debt Solutions BDC, 6.90%, 04/13/2029	6,890,000	7,043,039
BlackRock Funding, Inc., 4.70%, 03/14/2029	3,423,000	3,435,653
Blackstone Private Credit Fund
4.00%, 01/15/2029(b)	4,417,000	4,237,142
5.95%, 07/16/2029	6,180,000	6,180,043
Corebridge Financial, Inc., 3.85%, 04/05/2029	6,798,000	6,611,468
Enact Holdings, Inc., 6.25%, 05/28/2029	5,135,000	5,259,015
Fidelity National Information Services, Inc.
4.55%, 03/10/2029	15,840,000	15,663,325
3.75%, 05/21/2029(b)	3,167,000	3,065,166
Fiserv, Inc., 3.50%, 07/01/2029	20,658,000	19,801,480
Global Payments, Inc., 5.30%, 08/15/2029	3,661,000	3,659,684
Mastercard, Inc.
2.95%, 06/01/2029(b)	6,870,000	6,585,698
4.43%, 06/08/2029(b)	7,917,000	7,872,090
ORIX Corp. (Japan), 4.65%, 09/10/2029	4,821,000	4,797,139
PayPal Holdings, Inc., 2.85%, 10/01/2029	10,325,000	9,733,216
Radian Group, Inc., 6.20%, 05/15/2029(b)	4,563,000	4,688,579
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	6,541,000	6,418,772
State Street Bank and Trust Co.
4.70%, 07/23/2029(b)	2,230,000	2,235,110
4.78%, 11/23/2029	5,512,000	5,524,634
Visa, Inc., 3.80%, 02/12/2029(b)	6,170,000	6,069,892
		149,345,804
	Principal Amount	Value
Food Products-0.93%
Bunge Ltd. Finance Corp., 4.20%, 09/17/2029	$5,509,000	$5,406,951
Campbell’s Co. (The), 5.20%, 03/21/2029	4,135,000	4,150,250
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.00%, 02/02/2029	4,130,000	3,961,764
McCormick & Co., Inc., 4.15%, 02/15/2029(b)	3,440,000	3,387,573
Mondelez International, Inc., 4.75%, 02/20/2029	3,941,000	3,942,273
Tyson Foods, Inc., 4.35%, 03/01/2029	6,885,000	6,810,005
		27,658,816
Gas Utilities-0.25%
National Fuel Gas Co., 4.75%, 05/15/2029	3,450,000	3,422,684
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029(b)	4,107,000	3,969,548
		7,392,232
Ground Transportation-0.66%
Canadian Pacific Railway Co. (Canada), 4.00%, 03/15/2029	4,110,000	4,032,930
CSX Corp., 4.25%, 03/15/2029	6,558,000	6,492,609
Ryder System, Inc., 5.38%, 03/15/2029	3,768,000	3,816,410
Union Pacific Corp., 3.70%, 03/01/2029	5,304,000	5,189,195
		19,531,144
Health Care Equipment & Supplies-1.54%
Abbott Laboratories, 3.70%, 03/09/2029	15,490,000	15,144,899
Augusta SpinCo Corp., 4.40%, 03/23/2029	4,120,000	4,073,628
Becton, Dickinson and Co., 4.87%, 02/08/2029	4,447,000	4,450,796
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029(b)	5,511,000	5,150,375
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029(b)	6,884,000	6,879,773
Solventum Corp., 5.40%, 03/01/2029	4,833,000	4,886,810
Stryker Corp., 4.25%, 09/11/2029	5,162,000	5,080,733
		45,667,014
Health Care Providers & Services-4.77%
Cardinal Health, Inc.
5.13%, 02/15/2029(b)	4,474,000	4,507,888
5.00%, 11/15/2029	5,165,000	5,174,840
Cencora, Inc.
3.95%, 02/13/2029	3,430,000	3,362,496
4.85%, 12/15/2029(b)	4,121,000	4,117,377
Centene Corp., 4.63%, 12/15/2029	22,285,000	21,740,351
Cigna Group (The), 5.00%, 05/15/2029(b)	6,891,000	6,936,094
CommonSpirit Health, 3.35%, 10/01/2029	6,300,000	5,998,383
CVS Health Corp.
5.00%, 01/30/2029	6,868,000	6,899,697
5.40%, 06/01/2029	6,869,000	6,965,029
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
August 31, 2026
	Principal Amount	Value
Health Care Providers & Services-(continued)
Elevance Health, Inc.
5.15%, 06/15/2029	$4,270,000	$4,305,847
2.88%, 09/15/2029	5,605,000	5,296,338
HCA, Inc.
5.88%, 02/01/2029	6,871,000	7,001,149
3.38%, 03/15/2029	3,435,000	3,313,650
4.13%, 06/15/2029	13,772,000	13,511,139
Humana, Inc., 3.70%, 03/23/2029	3,809,000	3,696,486
Icon Investments Six DAC, 5.85%, 05/08/2029	5,138,000	5,229,502
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029	4,461,000	4,197,009
McKesson Corp., 4.25%, 09/15/2029	3,690,000	3,633,983
Quest Diagnostics, Inc.
4.20%, 06/30/2029	3,625,000	3,566,209
4.63%, 12/15/2029	4,078,000	4,050,811
UnitedHealth Group, Inc.
4.25%, 01/15/2029	8,627,000	8,537,906
4.00%, 05/15/2029	6,162,000	6,049,032
Universal Health Services, Inc., 4.63%, 10/15/2029	3,422,000	3,367,228
		141,458,444
Health Care REITs-0.68%
Healthpeak OP LLC, 3.50%, 07/15/2029	4,739,000	4,553,979
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	3,689,000	3,524,855
Ventas Realty L.P., 4.40%, 01/15/2029	5,102,000	5,053,121
Welltower OP LLC
2.05%, 01/15/2029	3,650,000	3,433,237
4.13%, 03/15/2029	3,741,000	3,684,695
		20,249,887
Hotels, Restaurants & Leisure-1.12%
Airbnb, Inc., 4.40%, 03/16/2029	5,833,000	5,784,841
Hyatt Hotels Corp., 5.25%, 06/30/2029	4,403,000	4,432,576
Las Vegas Sands Corp., 6.00%, 08/15/2029	3,447,000	3,517,625
Marriott International, Inc.
4.90%, 04/15/2029	5,439,000	5,448,470
4.88%, 05/15/2029	3,682,000	3,681,687
McDonald’s Corp., 5.00%, 05/17/2029	3,656,000	3,683,970
Starbucks Corp., 3.55%, 08/15/2029(b)	6,884,000	6,658,152
		33,207,321
Household Durables-0.12%
Leggett & Platt, Inc., 4.40%, 03/15/2029	3,679,000	3,555,225
Household Products-0.54%
Clorox Co. (The), 4.40%, 05/01/2029	3,660,000	3,614,407
Kimberly-Clark Corp., 3.20%, 04/25/2029	4,807,000	4,626,431
Procter & Gamble Co. (The)
4.35%, 01/29/2029	4,355,000	4,353,441
4.15%, 10/24/2029(b)	3,402,000	3,383,759
		15,978,038
Independent Power and Renewable Electricity Producers-0.14%
AES Corp. (The), 5.20%, 07/15/2029	4,120,000	4,122,269
	Principal Amount	Value
Industrial Conglomerates-0.74%
3M Co.
3.38%, 03/01/2029	$5,475,000	$5,302,144
2.38%, 08/26/2029	6,900,000	6,446,172
Eaton Corp., 3.95%, 03/06/2029	10,351,000	10,159,659
		21,907,975
Insurance-2.33%
Allstate Corp. (The), 5.05%, 06/24/2029	3,453,000	3,472,714
American National Group, Inc., 5.75%, 10/01/2029	4,383,000	4,437,799
Aon Corp., 3.75%, 05/02/2029(b)	5,486,000	5,324,759
Aon North America, Inc., 5.15%, 03/01/2029	6,797,000	6,845,659
Arthur J. Gallagher & Co., 4.85%, 12/15/2029(b)	5,142,000	5,133,265
Chubb INA Holdings LLC, 4.65%, 08/15/2029(b)	4,798,000	4,788,867
CNA Financial Corp., 3.90%, 05/01/2029	3,444,000	3,355,949
CNO Financial Group, Inc., 5.25%, 05/30/2029(b)	3,427,000	3,423,324
F&G Annuities & Life, Inc., 6.50%, 06/04/2029	3,767,000	3,813,771
Hartford Insurance Group, Inc. (The), 2.80%, 08/19/2029	4,113,000	3,893,142
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	10,195,000	10,095,069
PartnerRe Finance B LLC, 3.70%, 07/02/2029	3,402,000	3,288,129
Principal Financial Group, Inc., 3.70%, 05/15/2029	3,694,000	3,579,152
Progressive Corp. (The), 4.00%, 03/01/2029	3,771,000	3,711,169
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	4,110,000	4,000,164
		69,162,932
Interactive Media & Services-1.00%
Alphabet, Inc.
3.70%, 02/15/2029(b)	17,245,000	16,893,261
4.63%, 08/10/2029	6,000,000	5,984,662
Meta Platforms, Inc., 4.30%, 08/15/2029(b)	6,863,000	6,812,008
		29,689,931
IT Services-0.85%
International Business Machines Corp.
4.00%, 02/03/2029	3,500,000	3,442,614
3.50%, 05/15/2029	22,385,000	21,671,476
		25,114,090
Leisure Products-0.32%
Hasbro, Inc., 3.90%, 11/19/2029	6,201,000	5,997,735
Polaris, Inc., 6.95%, 03/15/2029	3,433,000	3,572,860
		9,570,595
Life Sciences Tools & Services-0.91%
IQVIA, Inc., 6.25%, 02/01/2029	8,582,000	8,815,782
Revvity, Inc., 3.30%, 09/15/2029	5,852,000	5,563,290
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
August 31, 2026
	Principal Amount	Value
Life Sciences Tools & Services-(continued)
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029(b)	$6,883,000	$6,939,398
2.60%, 10/01/2029	6,194,000	5,814,519
		27,132,989
Machinery-4.15%
Caterpillar Financial Services Corp.
3.75%, 02/23/2029	6,559,000	6,424,695
4.85%, 02/27/2029	4,136,000	4,157,135
4.38%, 08/16/2029(b)	4,057,000	4,026,848
4.70%, 11/15/2029	6,088,000	6,090,268
Series L, 4.30%, 05/15/2029	7,590,000	7,518,526
Series L, 4.65%, 08/14/2029	750,000	748,484
Caterpillar, Inc., 2.60%, 09/19/2029(b)	3,449,000	3,253,233
CNH Industrial Capital LLC
5.50%, 01/12/2029(b)	3,404,000	3,442,581
5.10%, 04/20/2029	4,389,000	4,401,426
Cummins, Inc., 4.90%, 02/20/2029	3,690,000	3,713,058
Deere & Co., 5.38%, 10/16/2029	3,688,000	3,768,062
IDEX Corp., 4.95%, 09/01/2029	3,422,000	3,420,112
Illinois Tool Works, Inc., 4.65%, 08/13/2029(b)	10,050,000	10,025,654
Ingersoll Rand, Inc., 5.18%, 06/15/2029	5,345,000	5,406,622
John Deere Capital Corp.
4.50%, 01/16/2029	6,845,000	6,825,685
3.45%, 03/07/2029	4,427,000	4,306,633
3.35%, 04/18/2029	4,432,000	4,289,762
4.85%, 06/11/2029	5,823,000	5,857,480
Series I, 4.13%, 01/18/2029(b)	3,100,000	3,067,375
Series I, 3.90%, 03/09/2029(b)	4,829,000	4,743,462
Nordson Corp., 4.50%, 12/15/2029	4,212,000	4,153,046
Otis Worldwide Corp., 4.49%, 05/07/2029	4,790,000	4,754,537
Parker-Hannifin Corp.
3.25%, 06/14/2029	6,898,000	6,626,467
4.50%, 09/15/2029	6,854,000	6,798,054
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	5,487,000	5,362,589
		123,181,794
Media-1.13%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
2.25%, 01/15/2029	8,606,000	7,994,692
5.05%, 03/30/2029	8,605,000	8,535,232
6.10%, 06/01/2029	10,334,000	10,511,408
Comcast Corp., 4.55%, 01/15/2029(b)	3,268,000	3,251,551
Paramount Global, 4.20%, 06/01/2029	3,428,000	3,288,844
		33,581,727
Metals & Mining-0.11%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029(b)	3,428,000	3,372,948
Multi-Utilities-1.41%
Ameren Corp., 5.00%, 01/15/2029	4,802,000	4,823,199
CenterPoint Energy, Inc., 5.40%, 06/01/2029	4,778,000	4,850,803
	Principal Amount	Value
Multi-Utilities-(continued)
Consumers Energy Co.
4.90%, 02/15/2029(b)	$3,655,000	$3,670,972
4.60%, 05/30/2029	4,078,000	4,065,948
DTE Energy Co.
5.10%, 03/01/2029	8,235,000	8,285,390
Series C, 3.40%, 06/15/2029	3,291,000	3,162,800
NiSource, Inc., 5.20%, 07/01/2029	4,178,000	4,220,380
Public Service Enterprise Group, Inc., 5.20%, 04/01/2029	5,148,000	5,187,315
Sempra, 3.70%, 04/01/2029	3,686,000	3,575,984
		41,842,791
Office REITs-0.19%
Boston Properties L.P., 3.40%, 06/21/2029	5,824,000	5,587,079
Oil, Gas & Consumable Fuels-6.47%
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	3,441,000	3,433,539
BP Capital Markets America, Inc.
4.70%, 04/10/2029	8,498,000	8,501,900
4.97%, 10/17/2029	5,101,000	5,136,242
4.87%, 11/25/2029(b)	4,792,000	4,810,722
Canadian Natural Resources Ltd. (Canada), 5.00%, 12/15/2029	5,128,000	5,137,721
Cheniere Energy Partners L.P., 4.50%, 10/01/2029	10,326,000	10,206,759
Chevron USA, Inc., 3.25%, 10/15/2029(b)	3,436,000	3,298,593
ConocoPhillips Co., 6.95%, 04/15/2029	4,840,000	5,102,469
DCP Midstream Operating L.P., 5.13%, 05/15/2029	4,360,000	4,386,033
Diamondback Energy, Inc., 3.50%, 12/01/2029	6,296,000	6,034,863
Enbridge, Inc. (Canada)
5.30%, 04/05/2029	5,150,000	5,204,770
3.13%, 11/15/2029	6,868,000	6,510,422
Energy Transfer L.P.
5.25%, 04/15/2029	10,347,000	10,439,606
5.25%, 07/01/2029(b)	6,885,000	6,953,946
4.15%, 09/15/2029	3,768,000	3,688,552
Enterprise Products Operating LLC, 3.13%, 07/31/2029	8,629,000	8,252,615
Expand Energy Corp., 5.38%, 02/01/2029	4,360,000	4,360,809
Exxon Mobil Corp., 2.44%, 08/16/2029	8,609,000	8,125,841
Kinder Morgan, Inc.
5.00%, 02/01/2029(b)	8,604,000	8,650,086
5.10%, 08/01/2029	3,445,000	3,474,341
MPLX L.P.
4.80%, 02/15/2029	5,165,000	5,160,805
4.70%, 11/01/2029	609,000	604,601
ONEOK, Inc.
4.35%, 03/15/2029	4,764,000	4,702,773
4.40%, 10/15/2029(b)	4,415,000	4,345,676
Phillips 66 Co., 3.15%, 12/15/2029	3,874,000	3,687,779
Shell Finance US, Inc., 2.38%, 11/07/2029	7,308,000	6,817,981
Shell International Finance B.V., 2.38%, 11/07/2029	3,139,000	2,925,752
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
August 31, 2026
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
South Bow USA Infrastructure Holdings LLC (Canada), 5.03%, 10/01/2029	$6,870,000	$6,838,601
Targa Resources Corp.
4.35%, 01/15/2029(b)	5,144,000	5,094,141
6.15%, 03/01/2029	6,890,000	7,086,288
TotalEnergies Capital International S.A. (France), 3.46%, 02/19/2029(b)	8,581,000	8,354,812
Valero Energy Corp., 4.00%, 04/01/2029	3,010,000	2,947,961
Western Midstream Operating L.P., 6.35%, 01/15/2029	4,119,000	4,244,417
Williams Cos., Inc. (The), 4.90%, 03/15/2029	7,575,000	7,587,190
		192,108,606
Paper & Forest Products-0.12%
Georgia-Pacific LLC, 7.75%, 11/15/2029	3,433,000	3,726,008
Passenger Airlines-0.10%
Delta Air Lines, Inc., 3.75%, 10/28/2029	3,242,000	3,122,161
Personal Care Products-0.32%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029	4,481,000	4,149,132
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029	5,853,000	5,441,120
		9,590,252
Pharmaceuticals-3.84%
AstraZeneca Finance LLC (United Kingdom), 4.85%, 02/26/2029(b)	8,605,000	8,652,066
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029	6,890,000	6,809,904
Bristol-Myers Squibb Co., 4.90%, 02/22/2029(b)	5,005,000	5,047,408
Eli Lilly and Co.
4.50%, 02/09/2029(b)	6,867,000	6,868,511
3.38%, 03/15/2029	6,410,000	6,228,929
4.15%, 05/20/2029(b)	5,160,000	5,106,269
4.20%, 08/14/2029(b)	6,884,000	6,811,706
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029	6,887,000	6,671,848
Haleon US Capital LLC, 3.38%, 03/24/2029	6,878,000	6,641,566
Johnson & Johnson, 4.80%, 06/01/2029(b)	7,890,000	7,962,022
Merck & Co., Inc.
3.40%, 03/07/2029	12,014,000	11,679,655
3.85%, 03/15/2029(b)	5,160,000	5,074,568
Novartis Capital Corp.
4.10%, 03/16/2029(b)	8,559,000	8,457,503
3.80%, 09/18/2029(b)	6,889,000	6,730,872
Pfizer, Inc., 3.45%, 03/15/2029	12,049,000	11,722,190
Royalty Pharma PLC, 5.15%, 09/02/2029	3,425,000	3,444,826
		113,909,843
	Principal Amount	Value
Professional Services-0.45%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	$5,153,000	$4,820,532
Concentrix Corp., 6.50%, 03/01/2029(b)	4,110,000	4,041,256
Equifax, Inc., 4.80%, 09/15/2029(b)	4,465,000	4,442,985
		13,304,773
Real Estate Management & Development-0.13%
CBRE Services, Inc., 5.50%, 04/01/2029(b)	3,691,000	3,743,523
Residential REITs-0.39%
Camden Property Trust, 3.15%, 07/01/2029(b)	4,106,000	3,929,103
ERP Operating L.P., 3.00%, 07/01/2029	4,424,000	4,213,146
Essex Portfolio L.P., 4.00%, 03/01/2029	3,426,000	3,356,245
		11,498,494
Retail REITs-0.51%
Realty Income Corp.
3.25%, 06/15/2029(b)	3,425,000	3,288,992
3.10%, 12/15/2029	4,098,000	3,881,922
Simon Property Group L.P., 2.45%, 09/13/2029	8,566,000	8,005,709
		15,176,623
Semiconductors & Semiconductor Equipment-2.99%
Advanced Micro Devices, Inc., 4.60%, 08/17/2029	1,000,000	994,833
Applied Materials, Inc., 4.80%, 06/15/2029	4,823,000	4,839,443
Broadcom, Inc., 4.00%, 04/15/2029	3,091,000	3,025,515
Intel Corp.
4.00%, 08/05/2029	5,828,000	5,688,676
2.45%, 11/15/2029	13,773,000	12,737,748
KLA Corp., 4.10%, 03/15/2029	5,507,000	5,423,668
Lam Research Corp., 4.00%, 03/15/2029	6,888,000	6,768,089
Marvell Technology, Inc., 5.75%, 02/15/2029	3,441,000	3,506,279
Microchip Technology, Inc., 5.05%, 03/15/2029	6,887,000	6,909,378
NVIDIA Corp., 4.35%, 06/15/2029	24,038,000	23,796,108
Qorvo, Inc., 4.38%, 10/15/2029(b)	5,790,000	5,575,208
Texas Instruments, Inc.
4.60%, 02/08/2029	4,794,000	4,796,826
2.25%, 09/04/2029(b)	5,098,000	4,749,428
		88,811,199
Software-4.15%
Accenture Capital, Inc.
4.75%, 07/10/2029	6,856,000	6,848,095
4.05%, 10/04/2029	8,268,000	8,093,867
Adobe, Inc., 4.80%, 04/04/2029(b)	5,164,000	5,183,240
AppLovin Corp., 5.13%, 12/01/2029(b)	6,884,000	6,896,637
Atlassian Corp., 5.25%, 05/15/2029	3,429,000	3,437,998
Cadence Design Systems, Inc., 4.30%, 09/10/2029	6,887,000	6,781,283
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(b)	5,169,000	4,929,141
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
August 31, 2026
	Principal Amount	Value
Software-(continued)
Oracle Corp.
4.55%, 02/04/2029	$20,659,000	$20,195,423
4.20%, 09/27/2029	10,301,000	9,905,153
6.15%, 11/09/2029	8,613,000	8,737,870
Roper Technologies, Inc.
2.95%, 09/15/2029(b)	4,825,000	4,558,669
4.50%, 10/15/2029	3,501,000	3,456,704
Salesforce, Inc., 4.65%, 03/15/2029	29,181,000	29,058,929
Workday, Inc., 3.70%, 04/01/2029(b)	5,146,000	4,987,353
		123,070,362
Specialized REITs-2.00%
American Tower Corp.
5.20%, 02/15/2029	4,752,000	4,783,690
3.95%, 03/15/2029(b)	4,080,000	3,989,962
3.80%, 08/15/2029	11,220,000	10,892,468
Crown Castle, Inc.
4.30%, 02/15/2029	4,075,000	4,008,828
5.60%, 06/01/2029	4,781,000	4,852,903
4.90%, 09/01/2029	3,713,000	3,701,420
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	5,151,000	5,166,374
Public Storage Operating Co.
5.13%, 01/15/2029(b)	3,688,000	3,729,933
3.39%, 05/01/2029	3,400,000	3,286,729
SBA Communications Corp., 3.13%, 02/01/2029(b)	10,354,000	9,903,963
Weyerhaeuser Co., 4.00%, 11/15/2029	5,150,000	5,004,707
		59,320,977
Specialty Retail-2.34%
AutoNation, Inc., 4.45%, 01/15/2029	4,136,000	4,079,218
AutoZone, Inc., 5.10%, 07/15/2029	4,398,000	4,425,907
Dell International LLC/EMC Corp.
4.15%, 02/15/2029	5,160,000	5,074,646
5.30%, 10/01/2029(b)	12,009,000	12,129,040
Home Depot, Inc. (The)
4.90%, 04/15/2029	5,162,000	5,198,118
2.95%, 06/15/2029	12,048,000	11,528,137
4.75%, 06/25/2029	8,611,000	8,636,076
Leidos, Inc., 4.10%, 03/15/2029(b)	4,130,000	4,049,855
Lowe’s Cos., Inc., 3.65%, 04/05/2029	10,325,000	10,037,753
O’Reilly Automotive, Inc.
3.90%, 06/01/2029(b)	3,443,000	3,363,012
4.80%, 08/14/2029	822,000	820,051
		69,341,813
Technology Hardware, Storage & Peripherals-1.37%
Apple, Inc.
3.25%, 08/08/2029(b)	6,867,000	6,643,880
2.20%, 09/11/2029	12,079,000	11,324,723
Hewlett Packard Enterprise Co.
4.60%, 03/23/2029	4,130,000	4,102,321
4.55%, 10/15/2029	12,049,000	11,889,881
HP, Inc., 4.00%, 04/15/2029(b)	6,886,000	6,729,086
		40,689,891
Tobacco-1.61%
Altria Group, Inc., 4.80%, 02/14/2029	13,130,000	13,131,240
	Principal Amount	Value
Tobacco-(continued)
B.A.T. Capital Corp. (United Kingdom), 3.46%, 09/06/2029	$3,541,000	$3,404,040
B.A.T. International Finance PLC (United Kingdom), 5.93%, 02/02/2029	6,823,000	6,996,185
Philip Morris International, Inc.
4.13%, 04/27/2029(b)	5,135,000	5,059,444
3.38%, 08/15/2029	5,481,000	5,273,813
4.63%, 11/01/2029	5,140,000	5,117,271
5.63%, 11/17/2029	8,558,000	8,745,213
		47,727,206
Trading Companies & Distributors-0.23%
Ferguson Enterprises, Inc., 4.80%, 08/14/2029	67,000	66,805
GATX Corp., 4.70%, 04/01/2029	3,425,000	3,404,921
Sumisho Air Lease Corp., 5.10%, 03/01/2029(b)	3,444,000	3,450,966
		6,922,692
Water Utilities-0.25%
American Water Capital Corp.
3.45%, 06/01/2029	4,056,000	3,918,012
4.63%, 06/01/2029	3,420,000	3,403,830
		7,321,842
Wireless Telecommunication Services-1.54%
Rogers Communications, Inc. (Canada), 5.00%, 02/15/2029(b)	8,580,000	8,577,460
T-Mobile USA, Inc.
4.85%, 01/15/2029	6,886,000	6,898,545
2.63%, 02/15/2029(b)	6,889,000	6,539,235
2.40%, 03/15/2029(b)	3,447,000	3,248,438
3.38%, 04/15/2029	16,183,000	15,607,897
4.20%, 10/01/2029(b)	4,825,000	4,737,850
		45,609,425
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,935,910,291)		2,923,281,485
	Shares
Money Market Funds-0.32%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(c)(d) (Cost $9,388,615)	9,388,615	9,388,615
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.82% (Cost $2,945,298,906)		2,932,670,100
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.95%
Invesco Private Government Fund, 3.73%(c)(d)(e)	82,427,015	82,427,015
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
August 31, 2026
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(c)(d)(e)	212,823,524	$212,866,089
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $295,275,464)		295,293,104
TOTAL INVESTMENTS IN SECURITIES-108.77% (Cost $3,240,574,370)		3,227,963,204
OTHER ASSETS LESS LIABILITIES-(8.77)%		(260,312,473)
NET ASSETS-100.00%		$2,967,650,731

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,388,830	$180,972,276	$(174,972,491)	$-	$-	$9,388,615	$269,971
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	85,111,069	350,543,851	(353,227,905)	-	-	82,427,015	3,139,377 *
Invesco Private Prime Fund	221,338,592	824,367,036	(832,818,851)	2,570	(23,258)	212,866,089	8,471,470 *
Total	$309,838,491	$1,355,883,163	$(1,361,019,247)	$2,570	$(23,258)	$304,681,719	$11,880,818

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.96%
Aerospace & Defense-2.34%
Boeing Co. (The), 5.15%, 05/01/2030	$32,606,000	$32,709,033
General Electric Co., 4.30%, 07/29/2030	7,282,000	7,141,325
Huntington Ingalls Industries, Inc., 5.35%, 01/15/2030	3,645,000	3,677,401
Lockheed Martin Corp., 4.40%, 08/15/2030	5,458,000	5,378,407
Northrop Grumman Corp., 4.65%, 07/15/2030	3,639,000	3,606,088
RTX Corp., 2.25%, 07/01/2030	7,284,000	6,615,316
Textron, Inc., 3.00%, 06/01/2030	4,730,000	4,411,557
		63,539,127
Air Freight & Logistics-0.13%
United Parcel Service, Inc., 4.65%, 10/15/2030	3,636,000	3,616,735
Automobile Components-0.18%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	5,464,000	4,972,505
Automobiles-3.49%
American Honda Finance Corp.
4.80%, 03/05/2030	3,642,000	3,610,704
4.60%, 04/17/2030	5,092,000	5,004,786
4.50%, 09/04/2030	4,734,000	4,632,516
5.85%, 10/04/2030(b)	3,640,000	3,737,178
Ford Motor Credit Co. LLC
7.35%, 03/06/2030	8,370,000	8,799,401
7.20%, 06/10/2030	6,188,000	6,487,432
5.73%, 09/05/2030(b)	9,100,000	9,098,616
4.00%, 11/13/2030	11,994,000	11,227,537
General Motors Co., 5.63%, 04/15/2030(b)	5,458,000	5,541,541
Honda Motor Co. Ltd. (Japan), 4.69%, 07/08/2030	9,464,000	9,337,193
Toyota Motor Corp. (Japan), 4.45%, 06/30/2030	3,639,000	3,599,882
Toyota Motor Credit Corp.
4.95%, 01/09/2030	5,100,000	5,118,697
4.80%, 05/15/2030	5,464,000	5,449,331
4.55%, 05/17/2030	5,099,000	5,047,443
5.55%, 11/20/2030(b)	8,006,000	8,207,006
		94,899,263
Banks-5.55%
Banco Santander S.A. (Spain)
5.57%, 01/17/2030	7,287,000	7,387,153
3.49%, 05/28/2030	7,280,000	6,870,283
5.07%, 11/06/2030(b)	9,100,000	8,880,880
Bank of Nova Scotia (The) (Canada), 4.85%, 02/01/2030	9,097,000	9,071,932
Citibank N.A., 4.91%, 05/29/2030(b)	18,203,000	18,229,202
Citizens Financial Group, Inc., 3.25%, 04/30/2030	5,461,000	5,129,865
Huntington National Bank (The), 5.65%, 01/10/2030(b)	6,548,000	6,672,564
	Principal Amount	Value
Banks-(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.56%, 02/25/2030	$8,374,000	$7,722,647
2.05%, 07/17/2030	9,099,000	8,147,432
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 01/13/2030(b)	9,833,000	10,039,989
2.75%, 01/15/2030	9,101,000	8,464,324
5.24%, 04/15/2030	5,820,000	5,853,978
2.13%, 07/08/2030(b)	10,923,000	9,807,572
5.85%, 07/13/2030(b)	4,738,000	4,865,958
2.14%, 09/23/2030	4,577,000	4,083,050
Toronto-Dominion Bank (The) (Canada), 4.81%, 06/03/2030	8,370,000	8,327,611
Truist Bank, 2.25%, 03/11/2030	9,105,000	8,264,415
Truist Financial Corp., 1.95%, 06/05/2030(b)	5,461,000	4,904,724
U.S. Bancorp, 1.38%, 07/22/2030	9,053,000	7,922,672
		150,646,251
Beverages-2.08%
Coca-Cola Co. (The), 1.65%, 06/01/2030	10,871,000	9,750,814
Constellation Brands, Inc.
2.88%, 05/01/2030	4,344,000	4,030,194
4.80%, 05/01/2030	3,625,000	3,596,302
Diageo Capital PLC (United Kingdom), 2.00%, 04/29/2030	7,278,000	6,571,553
Diageo Investment Corp. (United Kingdom), 5.13%, 08/15/2030	5,459,000	5,480,417
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	5,455,500	5,095,421
4.60%, 05/15/2030	3,645,000	3,576,122
PepsiCo, Inc.
4.60%, 02/07/2030	7,282,000	7,259,448
1.63%, 05/01/2030	7,282,000	6,525,974
4.30%, 07/23/2030(b)	4,734,000	4,685,246
		56,571,491
Biotechnology-2.32%
AbbVie, Inc.
4.65%, 03/15/2030	3,000,000	2,981,199
4.88%, 03/15/2030	7,284,000	7,289,930
Amgen, Inc.
2.45%, 02/21/2030	9,102,000	8,385,334
5.25%, 03/02/2030	19,928,000	20,112,203
Biogen, Inc., 2.25%, 05/01/2030(b)	10,871,000	9,857,033
Gilead Sciences, Inc., 1.65%, 10/01/2030	7,282,000	6,416,625
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	9,061,000	7,966,942
		63,009,266
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
August 31, 2026
	Principal Amount	Value
Broadline Retail-1.36%
Amazon.com, Inc.
1.50%, 06/03/2030(b)	$14,494,000	$12,836,903
4.10%, 11/20/2030(b)	18,115,000	17,559,914
eBay, Inc., 2.70%, 03/11/2030	6,918,000	6,393,467
		36,790,284
Building Products-0.75%
Amrize Finance US LLC, 4.95%, 04/07/2030	7,278,000	7,262,521
CRH SMW Finance DAC, 5.13%, 01/09/2030	9,104,000	9,142,031
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030(b)	4,551,000	4,022,279
		20,426,831
Capital Markets-4.45%
Ares Capital Corp.
5.55%, 01/15/2030	5,793,000	5,738,623
5.50%, 09/01/2030(b)	5,451,000	5,359,140
Ares Strategic Income Fund, 5.60%, 02/15/2030	5,450,000	5,357,066
BGC Group, Inc., 6.15%, 04/02/2030	5,060,000	5,113,585
Blackstone Secured Lending Fund, 5.30%, 06/30/2030(b)	3,661,000	3,554,701
Blue Owl Capital Corp., 6.20%, 07/15/2030(b)	3,620,000	3,610,135
Blue Owl Credit Income Corp., 5.80%, 03/15/2030	7,162,000	6,990,321
Brookfield Asset Management Ltd., 4.65%, 11/15/2030	4,352,000	4,265,742
Brookfield Finance, Inc. (Canada), 4.35%, 04/15/2030(b)	5,456,000	5,327,885
Cboe Global Markets, Inc., 1.63%, 12/15/2030(b)	3,644,000	3,170,575
CI Financial Corp. (Canada), 3.20%, 12/17/2030	6,615,000	5,966,837
CME Group, Inc., 4.40%, 03/15/2030(b)	5,459,000	5,398,114
Franklin Resources, Inc., 1.60%, 10/30/2030	6,190,000	5,408,192
Goldman Sachs Private Credit Corp., 6.25%, 05/06/2030	4,245,000	4,263,260
Golub Capital Private Credit Fund, 5.88%, 05/01/2030(b)	3,607,000	3,546,433
Nomura Holdings, Inc. (Japan)
4.90%, 07/01/2030(b)	5,460,000	5,392,319
2.68%, 07/16/2030	7,283,000	6,623,156
Northern Trust Corp.
1.95%, 05/01/2030	7,281,000	6,575,724
4.15%, 11/19/2030	3,641,000	3,547,786
S&P Global, Inc., 1.25%, 08/15/2030	4,365,000	3,792,879
Sixth Street Lending Partners
5.75%, 01/15/2030	4,300,000	4,251,959
6.13%, 07/15/2030	5,460,000	5,460,761
State Street Corp.
4.73%, 02/28/2030	4,736,000	4,723,561
4.83%, 04/24/2030	7,285,000	7,296,386
		120,735,140
	Principal Amount	Value
Chemicals-1.19%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030	$6,554,000	$5,932,760
Dow Chemical Co. (The), 2.10%, 11/15/2030	5,943,000	5,245,663
EIDP, Inc., 2.30%, 07/15/2030(b)	3,620,000	3,254,891
Linde, Inc., 1.10%, 08/10/2030	5,097,000	4,440,165
LYB International Finance III LLC, 2.25%, 10/01/2030	3,638,000	3,245,860
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	3,639,000	3,394,206
Sherwin-Williams Co. (The)
2.30%, 05/15/2030	3,645,000	3,315,415
4.50%, 08/15/2030	3,641,000	3,579,332
		32,408,292
Commercial Services & Supplies-0.83%
CDW LLC/CDW Finance Corp., 5.10%, 03/01/2030(b)	4,366,000	4,315,859
Republic Services, Inc.
2.30%, 03/01/2030(b)	4,365,000	4,007,428
4.75%, 07/15/2030(b)	3,636,000	3,621,814
Waste Management, Inc.
4.63%, 02/15/2030	5,461,000	5,433,667
4.65%, 03/15/2030(b)	5,097,000	5,073,558
		22,452,326
Communications Equipment-0.64%
Cisco Systems, Inc., 4.75%, 02/24/2030	7,278,000	7,275,484
Motorola Solutions, Inc.
4.85%, 08/15/2030	4,351,000	4,314,369
2.30%, 11/15/2030	6,524,000	5,836,512
		17,426,365
Construction & Engineering-0.25%
Quanta Services, Inc., 2.90%, 10/01/2030	7,289,000	6,690,703
Construction Materials-0.31%
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/2030	3,467,000	3,188,769
Vulcan Materials Co., 3.50%, 06/01/2030	5,461,000	5,178,041
		8,366,810
Consumer Finance-1.14%
General Motors Financial Co., Inc.
5.35%, 01/07/2030	8,690,000	8,742,207
5.85%, 04/06/2030(b)	7,277,000	7,443,990
3.60%, 06/21/2030	8,010,000	7,579,938
5.45%, 07/15/2030	7,242,000	7,314,218
		31,080,353
Consumer Staples Distribution & Retail-1.13%
Costco Wholesale Corp., 1.60%, 04/20/2030	12,676,000	11,390,121
Kroger Co. (The), 2.20%, 05/01/2030	3,644,000	3,311,590
Sysco Corp., 5.10%, 09/23/2030	5,099,000	5,090,890
Walmart, Inc.
4.00%, 04/15/2030	3,640,000	3,562,795
4.35%, 04/28/2030	7,281,000	7,218,043
		30,573,439
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
August 31, 2026
	Principal Amount	Value
Containers & Packaging-0.60%
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	$3,590,000	$3,295,604
Avery Dennison Corp., 2.65%, 04/30/2030	3,644,000	3,362,438
Smurfit Kappa Treasury Unlimited Co. (Ireland), 5.20%, 01/15/2030	5,460,000	5,489,403
Sonoco Products Co., 3.13%, 05/01/2030	4,366,000	4,069,160
		16,216,605
Distributors-0.12%
Genuine Parts Co., 1.88%, 11/01/2030	3,636,000	3,156,454
Diversified Consumer Services-0.25%
Leland Stanford Junior University (The), Series 2025, 4.15%, 08/01/2030(b)	3,638,000	3,567,432
Yale University, Series 2020, 1.48%, 04/15/2030(b)	3,637,000	3,248,932
		6,816,364
Diversified REITs-0.59%
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/2030	9,100,000	8,872,998
VICI Properties L.P., 4.95%, 02/15/2030	7,282,000	7,188,339
		16,061,337
Diversified Telecommunication Services-0.68%
AT&T, Inc., 4.70%, 08/15/2030(b)	7,242,000	7,164,793
Verizon Communications, Inc.
1.50%, 09/18/2030	7,279,000	6,364,423
1.68%, 10/30/2030	5,508,000	4,832,853
		18,362,069
Electric Utilities-4.92%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	4,368,000	3,930,196
Alabama Power Co., Series 20-A, 1.45%, 09/15/2030	4,380,000	3,834,575
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	8,002,000	7,659,648
CenterPoint Energy Houston Electric LLC, 4.80%, 03/15/2030	3,645,000	3,635,375
Duke Energy Carolinas LLC, 2.45%, 02/01/2030	3,639,000	3,365,943
Duke Energy Corp., 2.45%, 06/01/2030	6,190,000	5,646,217
Duke Energy Florida LLC
1.75%, 06/15/2030	3,640,000	3,249,551
4.20%, 12/01/2030	3,641,000	3,544,947
Edison International, 6.25%, 03/15/2030	4,003,000	4,042,142
Entergy Corp., 2.80%, 06/15/2030	4,382,000	4,047,671
Eversource Energy
4.45%, 12/15/2030	4,369,000	4,254,647
Series R, 1.65%, 08/15/2030(b)	4,366,000	3,835,118
FirstEnergy Corp., 2.65%, 03/01/2030	4,364,000	4,025,108
Florida Power & Light Co., 4.63%, 05/15/2030	3,645,000	3,625,518
Georgia Power Co., 4.55%, 03/15/2030(b)	4,345,000	4,299,438
	Principal Amount	Value
Electric Utilities-(continued)
National Rural Utilities Cooperative Finance Corp., 4.95%, 02/07/2030	$3,644,000	$3,651,999
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/2030(b)	4,371,000	4,374,322
5.05%, 03/15/2030(b)	7,246,000	7,270,187
2.25%, 06/01/2030	12,746,000	11,559,295
Pacific Gas and Electric Co., 4.55%, 07/01/2030	22,464,001	21,904,546
PG&E Corp., 5.25%, 07/01/2030(b)	7,280,000	7,088,473
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	5,829,000	5,130,941
Southern California Edison Co., 5.25%, 03/15/2030	6,186,000	6,185,541
Wisconsin Electric Power Co., 4.15%, 10/15/2030	3,640,000	3,536,653
		133,698,051
Electrical Equipment-0.54%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	3,636,000	3,228,308
Emerson Electric Co., 1.95%, 10/15/2030	3,620,000	3,230,128
Regal Rexnord Corp., 6.30%, 02/15/2030(b)	7,966,000	8,213,738
		14,672,174
Electronic Equipment, Instruments & Components-0.70%
Amphenol Corp., 4.13%, 11/15/2030	7,280,000	7,054,228
Jabil, Inc., 3.60%, 01/15/2030	3,644,000	3,461,409
Keysight Technologies, Inc., 5.35%, 07/30/2030	5,463,000	5,517,191
Teledyne FLIR LLC, 2.50%, 08/01/2030	3,140,000	2,849,445
		18,882,273
Energy Equipment & Services-0.50%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/2030	3,640,000	3,585,933
Halliburton Co., 2.92%, 03/01/2030(b)	7,287,000	6,809,100
Schlumberger Investment S.A., 2.65%, 06/26/2030	3,353,000	3,089,306
		13,484,339
Financial Services-3.09%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.15%, 09/30/2030	6,213,000	6,421,362
4.38%, 11/15/2030	4,364,000	4,240,308
Blackstone Private Credit Fund, 5.05%, 09/10/2030(b)	3,622,000	3,471,664
Blackstone Reg Finance Co. L.L.C., 4.30%, 11/03/2030(b)	4,343,000	4,226,044
Block Financial LLC, 3.88%, 08/15/2030(b)	4,734,000	4,472,973
Fiserv, Inc.
4.75%, 03/15/2030	6,192,000	6,096,648
2.65%, 06/01/2030(b)	7,276,000	6,631,921
Global Payments, Inc.
2.90%, 05/15/2030(b)	7,243,000	6,630,344
4.88%, 11/15/2030	12,321,000	11,996,674
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
August 31, 2026
	Principal Amount	Value
Financial Services-(continued)
LPL Holdings, Inc.
5.20%, 03/15/2030	$5,464,000	$5,454,520
5.15%, 06/15/2030	3,641,000	3,622,233
ORIX Corp. (Japan), 4.45%, 09/09/2030	3,664,000	3,576,653
PayPal Holdings, Inc., 2.30%, 06/01/2030	7,283,000	6,657,795
RELX Capital, Inc. (United Kingdom)
4.75%, 03/27/2030	5,464,000	5,422,587
3.00%, 05/22/2030	5,456,000	5,094,742
		84,016,468
Food Products-2.03%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	4,730,000	4,646,836
Campbell’s Co. (The), 2.38%, 04/24/2030	3,636,000	3,287,385
Conagra Brands, Inc., 5.00%, 08/01/2030(b)	3,641,000	3,593,731
General Mills, Inc., 4.88%, 01/30/2030(b)	5,462,000	5,444,424
Hershey Co. (The), 4.75%, 02/24/2030	3,640,000	3,642,576
Hormel Foods Corp., 1.80%, 06/11/2030(b)	7,280,000	6,508,154
Ingredion, Inc., 2.90%, 06/01/2030(b)	4,367,000	4,058,984
JM Smucker Co. (The), 2.38%, 03/15/2030	3,640,000	3,339,561
Kellanova, 2.10%, 06/01/2030	3,639,000	3,293,067
Kraft Heinz Foods Co. (The), 3.75%, 04/01/2030	5,391,000	5,164,289
McCormick & Co., Inc., 2.50%, 04/15/2030	3,651,000	3,351,663
Mondelez International, Inc.
2.75%, 04/13/2030	5,464,000	5,073,743
4.50%, 05/06/2030	3,643,000	3,585,280
		54,989,693
Gas Utilities-0.42%
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	3,637,000	3,212,771
National Fuel Gas Co., 5.50%, 03/15/2030	3,637,000	3,670,603
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	4,736,000	4,386,942
		11,270,316
Ground Transportation-0.97%
Canadian Pacific Railway Co. (Canada)
2.05%, 03/05/2030	3,590,000	3,267,489
4.80%, 03/30/2030(b)	4,367,000	4,348,118
J.B. Hunt Transport Services, Inc., 4.90%, 03/15/2030	5,459,000	5,434,064
Norfolk Southern Corp., 5.05%, 08/01/2030	4,347,000	4,373,783
Uber Technologies, Inc., 4.30%, 01/15/2030	9,097,000	8,925,801
		26,349,255
Health Care Equipment & Supplies-2.16%
Abbott Laboratories, 1.40%, 06/30/2030	4,741,000	4,186,748
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Baxter International, Inc., 4.90%, 12/15/2030	$5,094,000	$5,004,557
Becton, Dickinson and Co., 2.82%, 05/20/2030(b)	5,457,000	5,055,375
Boston Scientific Corp., 2.65%, 06/01/2030	8,735,000	8,051,987
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030(b)	5,462,000	5,051,445
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	9,009,000	9,242,259
Smith & Nephew PLC (United Kingdom), 2.03%, 10/14/2030	6,551,000	5,797,374
Stryker Corp.
4.85%, 02/10/2030	5,822,000	5,815,005
1.95%, 06/15/2030	7,282,000	6,540,054
Zimmer Biomet Holdings, Inc., 5.05%, 02/19/2030(b)	4,009,000	4,017,871
		58,762,675
Health Care Providers & Services-5.76%
Ascension Health, Series 2025, 4.29%, 11/15/2030	5,828,000	5,679,918
Cardinal Health, Inc., 4.50%, 09/15/2030	4,367,000	4,285,407
Cencora, Inc.
2.80%, 05/15/2030	3,645,000	3,375,059
4.25%, 11/15/2030	3,639,000	3,530,443
Centene Corp.
3.38%, 02/15/2030	14,468,000	13,445,224
3.00%, 10/15/2030	15,938,000	14,383,710
Cigna Group (The)
2.40%, 03/15/2030	10,146,000	9,322,446
4.50%, 09/15/2030	7,282,000	7,155,731
CommonSpirit Health
4.35%, 09/01/2030	5,390,000	5,228,744
2.78%, 10/01/2030	4,005,000	3,660,787
CVS Health Corp.
5.13%, 02/21/2030	10,864,000	10,903,110
1.75%, 08/21/2030	9,063,000	7,984,285
Elevance Health, Inc.
4.75%, 02/15/2030(b)	5,436,000	5,400,486
2.25%, 05/15/2030	8,013,000	7,287,188
HCA, Inc.
5.25%, 03/01/2030(b)	5,465,000	5,502,228
4.30%, 11/15/2030	3,639,000	3,530,594
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	4,740,000	4,640,900
McKesson Corp., 4.65%, 05/30/2030	4,729,000	4,691,556
Sutter Health, Series 20-A, 2.29%, 08/15/2030	5,093,000	4,610,054
UnitedHealth Group, Inc.
4.80%, 01/15/2030	9,053,000	9,042,501
5.30%, 02/15/2030	9,100,000	9,221,483
2.00%, 05/15/2030	9,053,000	8,170,357
Universal Health Services, Inc., 2.65%, 10/15/2030(b)	5,828,000	5,234,900
		156,287,111
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
August 31, 2026
	Principal Amount	Value
Health Care REITs-0.42%
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	$4,378,000	$4,351,393
Welltower OP LLC, 4.50%, 07/01/2030(b)	7,282,000	7,173,559
		11,524,952
Hotel & Resort REITs-0.19%
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	5,462,000	5,113,145
Hotels, Restaurants & Leisure-1.36%
Las Vegas Sands Corp., 6.00%, 06/14/2030	3,645,000	3,714,150
Marriott International, Inc.
4.80%, 03/15/2030	3,588,000	3,564,539
Series FF, 4.63%, 06/15/2030	7,245,000	7,147,151
McDonald’s Corp.
2.13%, 03/01/2030	5,460,000	4,988,363
4.60%, 05/15/2030(b)	4,347,000	4,319,065
Starbucks Corp.
2.25%, 03/12/2030	5,465,000	4,994,711
2.55%, 11/15/2030(b)	9,101,000	8,271,754
		36,999,733
Household Durables-0.67%
D.R. Horton, Inc., 4.85%, 10/15/2030	3,641,000	3,614,906
Lennar Corp., 5.20%, 07/30/2030	5,101,000	5,114,009
Mohawk Industries, Inc., 3.63%, 05/15/2030	3,662,000	3,490,794
NVR, Inc., 3.00%, 05/15/2030	6,555,000	6,098,838
		18,318,547
Household Products-0.73%
Clorox Co. (The), 1.80%, 05/15/2030(b)	3,619,000	3,230,701
Colgate-Palmolive Co., 4.20%, 05/01/2030(b)	3,616,000	3,577,573
Procter & Gamble Co. (The)
4.05%, 05/01/2030	5,099,000	5,002,912
1.20%, 10/29/2030	9,055,000	7,869,500
		19,680,686
Independent Power and Renewable Electricity Producers-0.14%
Southern Power Co., Series A, 4.25%, 10/01/2030(b)	4,020,000	3,909,939
Industrial Conglomerates-0.51%
3M Co., 4.80%, 03/15/2030(b)	4,009,000	4,003,135
Eaton Capital Unlimited Co., 4.45%, 05/09/2030	3,664,000	3,603,914
Honeywell International, Inc., 1.95%, 06/01/2030	6,908,000	6,219,381
		13,826,430
Insurance-3.00%
Alleghany Corp., 3.63%, 05/15/2030	3,643,000	3,479,959
Allstate Corp. (The), 1.45%, 12/15/2030	4,365,000	3,764,550
American International Group, Inc., 4.85%, 05/07/2030	4,546,000	4,532,582
Aon Corp., 2.80%, 05/15/2030	7,281,000	6,721,701
	Principal Amount	Value
Insurance-(continued)
Berkshire Hathaway Finance Corp.
1.85%, 03/12/2030	$3,665,000	$3,335,710
1.45%, 10/15/2030	5,462,000	4,809,549
Brighthouse Financial, Inc., 5.63%, 05/15/2030(b)	4,474,000	4,475,580
Brown & Brown, Inc., 4.90%, 06/23/2030	5,796,000	5,733,959
CNA Financial Corp., 2.05%, 08/15/2030	3,637,000	3,239,582
Fidelity National Financial, Inc., 3.40%, 06/15/2030	4,736,000	4,422,814
Lincoln National Corp., 2.33%, 08/15/2030(b)	3,640,000	3,270,055
Loews Corp., 3.20%, 05/15/2030	3,645,000	3,433,138
Marsh & McLennan Cos., Inc.
4.65%, 03/15/2030(b)	7,282,000	7,228,992
2.25%, 11/15/2030	5,460,000	4,896,710
Principal Financial Group, Inc., 2.13%, 06/15/2030	4,369,000	3,930,485
Prudential Financial, Inc., 2.10%, 03/10/2030(b)	3,637,000	3,322,919
Prudential Funding (Asia) PLC (Hong Kong), 3.13%, 04/14/2030	7,282,000	6,865,448
Reinsurance Group of America, Inc., 3.15%, 06/15/2030	4,378,000	4,068,395
		81,532,128
Interactive Media & Services-2.67%
Alphabet, Inc.
4.00%, 05/15/2030	5,432,000	5,288,583
1.10%, 08/15/2030(b)	16,302,000	14,180,669
4.10%, 11/15/2030	18,110,000	17,576,291
Meta Platforms, Inc.
4.80%, 05/15/2030(b)	7,282,000	7,260,468
4.20%, 11/15/2030	28,978,000	28,097,904
		72,403,915
IT Services-0.59%
International Business Machines Corp.
4.80%, 02/10/2030	7,284,000	7,259,876
1.95%, 05/15/2030	9,831,000	8,829,339
		16,089,215
Life Sciences Tools & Services-0.45%
Agilent Technologies, Inc., 2.10%, 06/04/2030	3,593,000	3,242,693
Illumina, Inc., 4.75%, 12/12/2030	3,641,000	3,581,913
Thermo Fisher Scientific, Inc., 4.98%, 08/10/2030(b)	5,460,000	5,481,365
		12,305,971
Machinery-1.99%
CNH Industrial Capital LLC, 4.50%, 10/16/2030	3,640,000	3,542,374
Cummins, Inc., 1.50%, 09/01/2030(b)	6,192,000	5,455,611
Deere Funding Canada Corp., 4.15%, 10/09/2030	3,640,000	3,538,322
Flowserve Corp., 3.50%, 10/01/2030	3,639,000	3,416,392
IDEX Corp., 3.00%, 05/01/2030	3,627,000	3,384,571
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
August 31, 2026
	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp.
2.45%, 01/09/2030	$4,006,000	$3,722,965
4.70%, 06/10/2030	7,282,000	7,261,443
4.38%, 10/15/2030(b)	4,369,000	4,299,871
Series I, 4.55%, 06/05/2030	5,794,000	5,745,572
Otis Worldwide Corp., 2.57%, 02/15/2030	10,778,000	9,953,339
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030	3,639,000	3,624,115
		53,944,575
Media-0.30%
Omnicom Group, Inc.
4.75%, 03/30/2030	4,311,000	4,266,796
2.45%, 04/30/2030(b)	4,370,000	3,988,415
		8,255,211
Metals & Mining-0.65%
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	3,271,000	3,198,402
4.63%, 08/01/2030	4,317,000	4,246,381
Nucor Corp.
2.70%, 06/01/2030	3,650,000	3,376,070
4.65%, 06/01/2030	3,641,000	3,618,277
Reliance, Inc., 2.15%, 08/15/2030	3,637,000	3,254,497
		17,693,627
Mortgage REITs-0.13%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 5.50%, 08/01/2030(b)	3,640,000	3,641,164
Multi-Utilities-1.24%
Consumers Energy Co., 4.70%, 01/15/2030	5,094,000	5,072,593
Dominion Energy, Inc., 5.00%, 06/15/2030	5,828,000	5,821,234
DTE Energy Co., 5.20%, 04/01/2030	8,008,000	8,049,199
NiSource, Inc., 3.60%, 05/01/2030	7,280,000	6,954,684
Public Service Enterprise Group, Inc.
4.90%, 03/15/2030	4,370,000	4,362,438
1.60%, 08/15/2030	4,000,000	3,506,380
		33,766,528
Office REITs-0.13%
Cousins Properties L.P., 5.25%, 07/15/2030	3,644,000	3,644,813
Oil, Gas & Consumable Fuels-9.47%
BP Capital Markets America, Inc., 1.75%, 08/10/2030(b)	7,249,000	6,450,822
Canadian Natural Resources Ltd. (Canada), 2.95%, 07/15/2030	3,642,000	3,392,418
Chevron Corp., 2.24%, 05/11/2030(b)	10,871,000	9,954,056
Chevron USA, Inc.
4.69%, 04/15/2030(b)	8,010,000	8,007,275
4.30%, 10/15/2030(b)	8,733,000	8,611,532
ConocoPhillips Co., 4.70%, 01/15/2030	9,825,000	9,787,473
Devon Energy Corp., 4.50%, 01/15/2030(b)	4,176,000	4,113,070
Diamondback Energy, Inc., 5.15%, 01/30/2030	6,156,000	6,204,883
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Enbridge, Inc. (Canada)
4.90%, 06/20/2030(b)	$4,373,000	$4,359,867
6.20%, 11/15/2030	5,463,000	5,684,323
Energy Transfer L.P.
5.20%, 04/01/2030	4,734,000	4,764,360
6.40%, 12/01/2030	7,251,000	7,598,830
Enterprise Products Operating LLC, 2.80%, 01/31/2030	9,100,000	8,520,399
EOG Resources, Inc., 4.38%, 04/15/2030	5,460,000	5,373,155
Equinor ASA (Norway)
2.38%, 05/22/2030	5,464,000	5,018,285
4.50%, 09/03/2030	4,737,000	4,696,123
Expand Energy Corp., 5.38%, 03/15/2030	8,739,000	8,772,299
Exxon Mobil Corp., 2.61%, 10/15/2030	14,495,000	13,365,147
Kinder Morgan, Inc., 5.15%, 06/01/2030	8,006,000	8,075,883
Marathon Petroleum Corp., 5.15%, 03/01/2030	7,971,000	8,028,248
MPLX L.P., 2.65%, 08/15/2030	10,869,000	9,934,424
Occidental Petroleum Corp.
8.88%, 07/15/2030	7,280,000	8,113,691
6.63%, 09/01/2030	6,233,000	6,542,338
ONEOK, Inc.
3.10%, 03/15/2030	5,684,000	5,324,413
3.25%, 06/01/2030	3,638,000	3,408,632
5.80%, 11/01/2030	3,636,000	3,725,991
Phillips 66, 2.15%, 12/15/2030	6,193,000	5,576,189
Pioneer Natural Resources Co., 1.90%, 08/15/2030	8,001,000	7,148,185
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	5,445,000	5,191,249
Shell Finance US, Inc.
2.75%, 04/06/2030	9,817,000	9,159,791
4.13%, 11/06/2030	7,272,000	7,088,724
Targa Resources Corp., 4.90%, 09/15/2030	5,463,000	5,423,882
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	6,913,000	6,954,094
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030	5,099,000	4,813,244
Valero Energy Corp., 5.15%, 02/15/2030	4,728,000	4,761,748
Viper Energy Partners LLC, 4.90%, 08/01/2030(b)	3,589,000	3,553,053
Western Midstream Operating L.P., 4.05%, 02/01/2030	7,700,000	7,433,412
Williams Cos., Inc. (The)
4.63%, 06/30/2030	5,460,000	5,373,658
3.50%, 11/15/2030	7,270,000	6,820,760
		257,125,926
Passenger Airlines-0.27%
Delta Air Lines, Inc., 5.25%, 07/10/2030	7,276,000	7,292,123
Personal Care Products-0.56%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030(b)	5,095,000	4,710,002
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
August 31, 2026
	Principal Amount	Value
Personal Care Products-(continued)
Kenvue, Inc., 5.00%, 03/22/2030	$7,284,000	$7,313,396
Unilever Capital Corp. (United Kingdom), 1.38%, 09/14/2030(b)	3,642,000	3,200,709
		15,224,107
Pharmaceuticals-5.04%
AstraZeneca Finance LLC (United Kingdom), 4.90%, 03/03/2030	4,734,000	4,747,407
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030	9,415,000	8,263,001
Bristol-Myers Squibb Co., 1.45%, 11/13/2030	9,098,000	7,945,015
Eli Lilly and Co., 4.75%, 02/12/2030	9,055,000	9,068,669
GlaxoSmithKline Capital, Inc., 4.50%, 04/15/2030	6,186,000	6,131,795
Johnson & Johnson
4.70%, 03/01/2030	7,290,000	7,313,626
1.30%, 09/01/2030	12,675,000	11,157,074
Merck & Co., Inc.
4.30%, 05/17/2030	5,455,000	5,369,288
1.45%, 06/24/2030	9,085,000	8,035,386
4.15%, 09/15/2030	5,430,000	5,300,788
Novartis Capital Corp., 4.10%, 11/05/2030	12,684,000	12,325,178
Pfizer, Inc.
1.70%, 05/28/2030	7,282,000	6,499,260
4.20%, 11/15/2030(b)	7,277,000	7,106,385
Royalty Pharma PLC, 2.20%, 09/02/2030	7,275,000	6,534,399
Takeda Pharmaceutical Co. Ltd. (Japan), 2.05%, 03/31/2030	18,204,000	16,444,796
Viatris, Inc., 2.70%, 06/22/2030	10,500,000	9,553,983
Zoetis, Inc., 2.00%, 05/15/2030	5,479,000	4,931,657
		136,727,707
Professional Services-0.79%
Automatic Data Processing, Inc., 1.25%, 09/01/2030(b)	7,284,000	6,361,786
Equifax, Inc., 3.10%, 05/15/2030	4,365,000	4,072,770
Paychex, Inc., 5.10%, 04/15/2030	10,872,000	10,879,372
		21,313,928
Real Estate Management & Development-0.16%
CBRE Services, Inc., 4.80%, 06/15/2030(b)	4,367,000	4,321,402
Residential REITs-0.36%
American Homes 4 Rent L.P., 4.95%, 06/15/2030	4,731,000	4,695,407
Camden Property Trust, 2.80%, 05/15/2030	5,457,000	5,060,045
		9,755,452
Retail REITs-1.01%
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	5,822,000	5,596,619
Kimco Realty OP LLC, 2.70%, 10/01/2030	3,639,000	3,352,553
Realty Income Corp., 4.85%, 03/15/2030(b)	4,369,000	4,361,276
	Principal Amount	Value
Retail REITs-(continued)
Regency Centers L.P., 3.70%, 06/15/2030	$4,371,000	$4,179,336
Simon Property Group L.P.
2.65%, 07/15/2030	5,457,000	5,022,622
4.38%, 10/01/2030(b)	5,097,000	5,000,006
		27,512,412
Semiconductors & Semiconductor Equipment-3.52%
Analog Devices, Inc., 4.50%, 06/15/2030(b)	4,734,000	4,681,534
Applied Materials, Inc., 1.75%, 06/01/2030	5,464,000	4,877,960
Broadcom, Inc.
4.35%, 02/15/2030(b)	10,866,000	10,592,786
5.05%, 04/15/2030	5,794,000	5,774,221
4.60%, 07/15/2030(b)	12,685,000	12,426,866
4.20%, 10/15/2030	7,280,000	7,001,458
Intel Corp., 5.13%, 02/10/2030	9,054,000	9,073,686
Lam Research Corp., 1.90%, 06/15/2030	5,459,000	4,895,083
Marvell Technology, Inc., 4.75%, 07/15/2030	3,643,000	3,591,245
Microchip Technology, Inc., 5.05%, 02/15/2030	7,284,000	7,249,154
QUALCOMM, Inc.
2.15%, 05/20/2030(b)	8,734,000	7,931,561
4.50%, 05/20/2030(b)	3,644,000	3,611,008
Texas Instruments, Inc.
1.75%, 05/04/2030	5,461,000	4,896,164
4.50%, 05/23/2030(b)	4,000,000	3,957,359
Xilinx, Inc., 2.38%, 06/01/2030(b)	5,455,000	4,971,207
		95,531,292
Software-2.43%
Adobe, Inc., 4.95%, 01/17/2030	5,095,000	5,116,393
Autodesk, Inc., 2.85%, 01/15/2030	3,637,000	3,399,619
Booz Allen Hamilton, Inc., 5.38%, 01/30/2030	1,000,000	998,201
Intuit, Inc., 1.65%, 07/15/2030	3,661,000	3,231,230
Oracle Corp.
4.65%, 05/06/2030(b)	5,462,000	5,255,646
4.45%, 09/26/2030(b)	21,732,000	20,578,327
Roper Technologies, Inc., 4.45%, 09/15/2030	3,636,000	3,552,527
ServiceNow, Inc., 1.40%, 09/01/2030	10,867,000	9,466,598
Synopsys, Inc., 4.85%, 04/01/2030	14,494,000	14,411,091
		66,009,632
Specialized REITs-1.83%
American Tower Corp.
2.90%, 01/15/2030	5,458,000	5,097,866
5.00%, 01/31/2030	4,365,000	4,361,739
4.90%, 03/15/2030	6,190,000	6,162,255
2.10%, 06/15/2030	5,459,000	4,897,120
1.88%, 10/15/2030	5,794,000	5,106,259
EPR Properties, 4.75%, 11/15/2030	4,003,000	3,883,055
Extra Space Storage L.P., 5.50%, 07/01/2030	5,825,000	5,890,565
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
August 31, 2026
	Principal Amount	Value
Specialized REITs-(continued)
Prologis L.P., 1.25%, 10/15/2030	$5,459,000	$4,717,303
SBA Communications Corp., 4.88%, 01/15/2030	9,779,000	9,698,341
		49,814,503
Specialty Retail-1.85%
AutoNation, Inc., 4.75%, 06/01/2030	3,662,000	3,598,716
AutoZone, Inc., 5.13%, 06/15/2030	3,641,000	3,656,520
Best Buy Co., Inc., 1.95%, 10/01/2030	4,741,000	4,195,859
Dell International LLC/EMC Corp.
4.35%, 02/01/2030	5,098,000	4,986,640
5.00%, 04/01/2030	7,281,000	7,268,213
6.20%, 07/15/2030	5,459,000	5,655,760
Home Depot, Inc. (The), 3.95%, 09/15/2030	3,640,000	3,531,135
Leidos, Inc., 4.38%, 05/15/2030	5,456,000	5,314,102
Lowe’s Cos., Inc., 1.70%, 10/15/2030	9,096,000	7,989,580
Tractor Supply Co., 1.75%, 11/01/2030	4,742,000	4,137,274
		50,333,799
Technology Hardware, Storage & Peripherals-1.64%
Apple, Inc.
4.15%, 05/10/2030	3,623,000	3,578,470
1.65%, 05/11/2030(b)	12,720,000	11,438,728
4.20%, 05/12/2030(b)	7,275,000	7,189,360
1.25%, 08/20/2030	9,059,000	7,960,778
Hewlett Packard Enterprise Co., 4.40%, 10/15/2030	6,190,000	6,030,582
HP, Inc., 5.40%, 04/25/2030	3,641,000	3,670,511
NetApp, Inc., 2.70%, 06/22/2030	5,101,000	4,670,068
		44,538,497
Textiles, Apparel & Luxury Goods-0.52%
PVH Corp., 5.50%, 06/13/2030(b)	3,640,000	3,645,460
Ralph Lauren Corp., 2.95%, 06/15/2030	5,457,000	5,071,681
Tapestry, Inc., 5.10%, 03/11/2030(b)	5,458,000	5,455,331
		14,172,472
Tobacco-2.14%
Altria Group, Inc.
3.40%, 05/06/2030	5,461,000	5,170,039
4.50%, 08/06/2030(b)	3,644,000	3,588,406
B.A.T. Capital Corp. (United Kingdom), 6.34%, 08/02/2030	7,277,000	7,603,643
Philip Morris International, Inc.
5.13%, 02/15/2030(b)	15,938,000	16,040,663
4.38%, 04/30/2030	5,462,000	5,357,029
2.10%, 05/01/2030	5,463,000	4,952,138
5.50%, 09/07/2030	5,103,000	5,200,835
4.00%, 10/29/2030	5,464,000	5,270,886
1.75%, 11/01/2030	5,452,000	4,800,686
		57,984,325
	Principal Amount	Value
Trading Companies & Distributors-0.48%
GATX Corp., 4.00%, 06/30/2030	$3,639,000	$3,513,983
Sumisho Air Lease Corp.
3.00%, 02/01/2030	4,736,000	4,412,948
3.13%, 12/01/2030	5,458,000	5,019,028
		12,945,959
Water Utilities-0.25%
American Water Capital Corp., 2.80%, 05/01/2030	3,641,000	3,382,655
Essential Utilities, Inc., 2.70%, 04/15/2030	3,640,000	3,362,310
		6,744,965
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,714,085,347)		2,687,229,445
	Shares
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(c)(d) (Cost $578,026)	578,026	578,026
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.98% (Cost $2,714,663,373)		2,687,807,471
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.21%
Invesco Private Government Fund, 3.73%(c)(d)(e)	62,025,272	62,025,272
Invesco Private Prime Fund, 3.82%(c)(d)(e)	161,011,713	161,043,915
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $223,057,308)		223,069,187
TOTAL INVESTMENTS IN SECURITIES-107.19% (Cost $2,937,720,681)		2,910,876,658
OTHER ASSETS LESS LIABILITIES-(7.19)%		(195,327,006)
NET ASSETS-100.00%		$2,715,549,652

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
August 31, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,858,849	$120,197,316	$(130,478,139)	$-	$-	$578,026	$212,298
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,435,667	296,372,381	(292,782,776)	-	-	62,025,272	2,742,169 *
Invesco Private Prime Fund	152,147,486	713,315,021	(704,399,515)	(945)	(18,132)	161,043,915	7,379,695 *
Total	$221,442,002	$1,129,884,718	$(1,127,660,430)	$(945)	$(18,132)	$223,647,213	$10,334,162

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.96%
Aerospace & Defense-2.24%
Boeing Co. (The)
3.63%, 02/01/2031	$5,999,000	$5,643,616
6.39%, 05/01/2031	4,375,000	4,593,951
General Dynamics Corp., 2.25%, 06/01/2031	2,418,000	2,149,266
HEICO Corp., 4.95%, 08/01/2031	1,164,000	1,156,495
Honeywell Aerospace, Inc., 4.30%, 03/16/2031	5,000,000	4,862,013
Howmet Aerospace, Inc., 4.85%, 10/15/2031	2,421,000	2,398,909
L3Harris Technologies, Inc.
1.80%, 01/15/2031	3,021,000	2,645,188
5.25%, 06/01/2031	3,443,000	3,464,912
Lockheed Martin Corp., 4.70%, 12/15/2031	2,681,000	2,665,849
RTX Corp.
6.00%, 03/15/2031	4,467,000	4,652,399
1.90%, 09/01/2031	4,549,000	3,935,417
Textron, Inc., 2.45%, 03/15/2031	2,412,000	2,162,254
		40,330,269
Air Freight & Logistics-0.22%
United Parcel Service, Inc., 4.85%, 08/15/2031	4,000,000	3,985,917
Automobiles-3.91%
American Honda Finance Corp.
4.45%, 01/08/2031	2,412,000	2,346,873
1.80%, 01/13/2031	2,358,000	2,050,032
5.05%, 07/10/2031	3,485,000	3,458,447
4.85%, 10/23/2031	3,183,000	3,130,078
Series A, 4.90%, 04/10/2031	3,020,000	2,980,637
Series A, 5.05%, 07/08/2031	2,964,000	2,940,658
Ford Motor Co., 7.45%, 07/16/2031	4,684,000	5,032,962
Ford Motor Credit Co. LLC
6.05%, 03/05/2031	4,291,000	4,329,909
5.42%, 04/09/2031	6,725,000	6,633,548
3.63%, 06/17/2031	4,285,000	3,891,032
6.05%, 11/05/2031	5,603,000	5,638,461
Mercedes-Benz Finance North America LLC (Germany), 8.50%, 01/18/2031	6,722,000	7,581,575
Toyota Motor Corp. (Japan), 2.36%, 03/25/2031(b)	2,166,000	1,949,767
Toyota Motor Credit Corp.
1.65%, 01/10/2031	2,353,000	2,054,590
5.10%, 03/21/2031	3,854,000	3,873,308
1.90%, 09/12/2031	2,413,000	2,083,641
4.60%, 10/10/2031	3,484,000	3,427,366
Series B, 4.20%, 01/10/2031(b)	3,416,000	3,327,583
Series B, 4.55%, 05/14/2031	3,720,000	3,654,108
		70,384,575
Banks-2.62%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 4.97%, 05/08/2031	5,420,000	5,348,420
	Principal Amount	Value
Banks-(continued)
Banco Santander S.A. (Spain)
4.87%, 04/15/2031	$5,600,000	$5,501,687
5.44%, 07/15/2031	6,561,000	6,640,830
Bank of Montreal (Canada), 5.51%, 06/04/2031(b)	3,709,000	3,783,200
Cooperatieve Rabobank U.A. (Netherlands), 4.16%, 01/14/2031	2,412,000	2,351,131
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	4,283,000	3,750,420
Royal Bank of Canada (Canada), 2.30%, 11/03/2031	6,579,000	5,785,827
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.71%, 01/12/2031(b)	2,415,000	2,097,382
5.42%, 07/09/2031	4,102,000	4,143,502
2.22%, 09/17/2031	4,558,000	3,956,388
Toronto-Dominion Bank (The) (Canada), 4.41%, 01/13/2031	3,861,000	3,779,883
		47,138,670
Beverages-1.65%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 01/23/2031	3,483,000	3,485,899
Coca-Cola Co. (The)
2.00%, 03/05/2031	3,488,000	3,108,008
1.38%, 03/15/2031	5,698,000	4,935,326
Constellation Brands, Inc.
4.85%, 05/06/2031(b)	2,000,000	1,976,009
2.25%, 08/01/2031	4,388,000	3,833,663
Keurig Dr Pepper, Inc.
2.25%, 03/15/2031	2,415,000	2,133,174
Series 10, 5.20%, 03/15/2031	2,418,000	2,412,732
PepsiCo, Inc.
1.40%, 02/25/2031	3,488,000	3,012,399
1.95%, 10/21/2031	5,605,000	4,872,278
		29,769,488
Biotechnology-1.80%
AbbVie, Inc.
4.13%, 03/15/2031	5,606,000	5,421,405
4.95%, 03/15/2031	8,571,000	8,579,011
4.88%, 09/15/2031	5,000,000	4,965,836
Amgen, Inc.
4.20%, 02/19/2031	4,290,000	4,158,158
2.30%, 02/25/2031	5,477,000	4,890,565
Gilead Sciences, Inc., 4.60%, 05/20/2031	4,380,000	4,310,117
		32,325,092
Broadline Retail-2.96%
Amazon.com, Inc.
4.25%, 03/13/2031	21,438,000	20,799,959
2.10%, 05/12/2031	12,862,999	11,319,175
4.80%, 07/09/2031	18,300,000	18,136,368
eBay, Inc., 2.60%, 05/10/2031	3,486,000	3,118,932
		53,374,434
Building Products-0.67%
Carrier Global Corp., 2.70%, 02/15/2031	3,481,000	3,158,935
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
August 31, 2026
	Principal Amount	Value
Building Products-(continued)
CRH America Finance, Inc., 4.40%, 02/09/2031	$4,550,000	$4,425,297
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	2,416,000	2,095,016
Masco Corp., 2.00%, 02/15/2031	2,680,000	2,331,245
		12,010,493
Capital Markets-4.05%
Ares Capital Corp.
5.10%, 01/15/2031	3,020,000	2,910,193
5.25%, 04/12/2031(b)	3,491,000	3,377,857
3.20%, 11/15/2031(b)	3,255,000	2,838,564
Ares Strategic Income Fund, 5.55%, 04/15/2031	580,000	560,436
Bank of New York Mellon Corp. (The)
1.65%, 01/28/2031	2,412,000	2,118,070
1.80%, 07/28/2031	2,412,000	2,085,248
BlackRock, Inc., 1.90%, 01/28/2031	5,358,000	4,744,326
Blackstone Secured Lending Fund
5.13%, 01/31/2031	2,420,000	2,302,461
5.90%, 05/21/2031	2,990,000	2,932,870
Blue Owl Credit Income Corp., 6.65%, 03/15/2031	3,448,000	3,458,963
Brookfield Asset Management Ltd., 4.83%, 04/15/2031	2,360,000	2,312,614
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	2,413,000	2,175,334
Charles Schwab Corp. (The)
1.65%, 03/11/2031	3,486,000	3,013,972
2.30%, 05/13/2031	3,412,000	3,035,776
1.95%, 12/01/2031	3,648,000	3,138,749
Goldman Sachs Private Credit Corp., 5.88%, 01/31/2031(b)	3,850,000	3,786,654
Golub Capital BDC, Inc., 6.25%, 06/01/2031	2,267,000	2,251,497
Jefferies Financial Group, Inc.
5.13%, 04/28/2031	4,820,000	4,716,550
2.63%, 10/15/2031	4,291,000	3,719,043
Marex Group PLC (United Kingdom), 5.68%, 04/21/2031	2,420,000	2,396,167
Moody’s Corp., 2.00%, 08/19/2031(b)	2,680,000	2,339,461
Nasdaq, Inc., 1.65%, 01/15/2031	3,020,000	2,632,669
Nomura Holdings, Inc. (Japan)
2.61%, 07/14/2031	4,454,000	3,930,927
5.17%, 07/14/2031	2,640,000	2,612,749
State Street Corp., 2.20%, 03/03/2031	3,908,000	3,457,230
		72,848,380
Chemicals-1.47%
Air Products and Chemicals, Inc., 4.75%, 02/08/2031	2,675,000	2,660,354
Dow Chemical Co. (The), 4.80%, 01/15/2031	3,419,000	3,355,154
Eastman Chemical Co., 4.50%, 02/20/2031	2,643,000	2,559,625
Ecolab, Inc.
1.30%, 01/30/2031	2,674,000	2,291,830
4.80%, 06/15/2031	4,015,000	3,984,826
	Principal Amount	Value
Chemicals-(continued)
LYB International Finance III LLC, 5.13%, 01/15/2031	$2,420,000	$2,401,760
Mosaic Co. (The), 5.35%, 08/17/2031	4,000,000	3,980,017
Nutrien Ltd. (Canada), 4.85%, 05/29/2031	2,230,000	2,207,132
PPG Industries, Inc., 4.38%, 03/15/2031	3,189,000	3,104,839
		26,545,537
Commercial Services & Supplies-0.84%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/2031	4,462,000	4,036,716
Republic Services, Inc.
1.45%, 02/15/2031	3,021,000	2,604,046
4.75%, 07/15/2031	1,142,000	1,132,021
Waste Management, Inc.
1.50%, 03/15/2031	4,396,000	3,788,028
4.95%, 07/03/2031	3,491,000	3,494,207
		15,055,018
Communications Equipment-0.79%
Cisco Systems, Inc., 4.95%, 02/26/2031	10,715,000	10,753,678
Motorola Solutions, Inc., 2.75%, 05/24/2031	3,872,000	3,482,790
		14,236,468
Construction & Engineering-0.13%
Quanta Services, Inc., 4.50%, 01/15/2031	2,421,000	2,357,569
Construction Materials-0.37%
Eagle Materials, Inc., 2.50%, 07/01/2031	3,479,000	3,074,814
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	4,084,000	3,600,570
		6,675,384
Consumer Finance-2.22%
Ally Financial, Inc.
8.00%, 11/01/2031	8,746,000	9,618,726
8.00%, 11/01/2031(b)	2,385,000	2,618,060
General Motors Financial Co., Inc.
2.35%, 01/08/2031	4,289,000	3,806,773
4.60%, 01/08/2031	3,860,000	3,768,143
5.75%, 02/08/2031	4,289,000	4,371,849
2.70%, 06/10/2031	4,286,000	3,820,296
5.60%, 06/18/2031	4,401,000	4,451,441
5.10%, 09/15/2031	4,530,000	4,486,309
Synchrony Financial, 2.88%, 10/28/2031	3,491,000	3,066,911
		40,008,508
Consumer Staples Distribution & Retail-1.09%
Dollar Tree, Inc., 2.65%, 12/01/2031	3,716,000	3,277,993
Kroger Co. (The), 1.70%, 01/15/2031	2,415,000	2,103,974
Sysco Corp., 4.40%, 07/25/2031	2,640,000	2,545,016
Walmart, Inc.
4.15%, 04/30/2031	4,290,000	4,195,001
1.80%, 09/22/2031(b)	8,577,000	7,483,100
		19,605,084
Containers & Packaging-0.54%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	3,645,000	3,273,850
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
August 31, 2026
	Principal Amount	Value
Containers & Packaging-(continued)
AptarGroup, Inc., 4.75%, 03/30/2031	$2,680,000	$2,630,403
Berry Global, Inc., 5.80%, 06/15/2031	3,638,000	3,734,982
		9,639,235
Diversified REITs-0.88%
American Assets Trust L.P., 3.38%, 02/01/2031	2,421,000	2,195,136
DOC DR LLC, 2.63%, 11/01/2031	2,421,000	2,139,611
Equinix Europe 2 Financing Corp. LLC, 5.25%, 08/15/2031	3,000,000	2,981,023
VICI Properties L.P.
5.40%, 10/15/2031	3,000,000	2,978,902
5.13%, 11/15/2031	3,452,000	3,377,252
W.P. Carey, Inc., 2.40%, 02/01/2031	2,416,000	2,149,585
		15,821,509
Diversified Telecommunication Services-2.80%
AT&T, Inc.
4.40%, 04/30/2031	6,432,000	6,256,554
2.75%, 06/01/2031	12,864,000	11,605,744
Orange S.A. (France), 9.00%, 03/01/2031	10,550,000	12,123,283
Verizon Communications, Inc.
1.75%, 01/20/2031	9,111,000	7,958,317
2.55%, 03/21/2031	13,772,000	12,396,111
		50,340,009
Electric Utilities-5.24%
Alabama Power Co., Series C, 4.30%, 03/15/2031	2,421,000	2,353,203
Appalachian Power Co., Series AA, 2.70%, 04/01/2031	2,415,000	2,181,412
Baltimore Gas and Electric Co., 2.25%, 06/15/2031	2,642,000	2,333,023
Berkshire Hathaway Energy Co., 1.65%, 05/15/2031	2,413,000	2,072,074
Commonwealth Edison Co., 4.55%, 06/01/2031	2,530,000	2,481,564
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	3,856,000	3,431,879
Constellation Energy Generation LLC
4.40%, 01/15/2031	3,456,000	3,359,573
5.00%, 02/01/2031	3,750,000	3,716,048
3.75%, 03/01/2031	1,380,000	1,301,345
Duke Energy Carolinas LLC, 2.55%, 04/15/2031	2,360,000	2,125,085
Duke Energy Corp., 2.55%, 06/15/2031	4,291,000	3,833,201
Duke Energy Florida LLC, 2.40%, 12/15/2031	3,016,000	2,656,978
Duke Energy Progress LLC, 2.00%, 08/15/2031	2,988,000	2,610,461
Edison International, 4.80%, 03/15/2031	2,360,000	2,257,830
Entergy Corp., 2.40%, 06/15/2031	2,964,000	2,621,391
Entergy Texas, Inc., 1.75%, 03/15/2031	2,643,000	2,296,231
Eversource Energy, 5.85%, 04/15/2031	3,190,000	3,271,609
Exelon Corp., 5.13%, 03/15/2031	2,421,000	2,428,205
Georgia Power Co., 4.85%, 03/15/2031	4,140,000	4,111,676
Hydro One, Inc. (Canada), 4.75%, 05/30/2031	4,540,000	4,484,199
	Principal Amount	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc., 4.40%, 03/01/2031	$3,220,000	$3,148,381
Pacific Gas and Electric Co.
2.50%, 02/01/2031	8,574,000	7,639,873
5.05%, 11/15/2031	2,601,000	2,563,003
PacifiCorp
5.30%, 02/15/2031	3,185,000	3,195,858
5.10%, 04/15/2031	2,360,000	2,345,975
PECO Energy Co., 5.00%, 09/01/2031	3,000,000	2,993,536
Progress Energy, Inc., 7.75%, 03/01/2031	3,014,000	3,323,285
Public Service Co. of Colorado, 1.88%, 06/15/2031	3,448,000	2,986,155
Public Service Electric and Gas Co., Series R, 4.20%, 01/01/2031	2,420,000	2,347,633
Southern California Edison Co.
5.45%, 06/01/2031	3,484,000	3,490,418
4.95%, 09/15/2031	2,320,000	2,276,386
Virginia Electric and Power Co., 2.30%, 11/15/2031	2,419,000	2,114,013
		94,351,503
Electrical Equipment-0.43%
Emerson Electric Co., 2.20%, 12/21/2031	4,550,000	3,980,640
GE Vernova, Inc., 4.25%, 02/04/2031	2,680,000	2,611,020
Hubbell, Inc., 4.65%, 06/15/2031	1,100,000	1,082,091
		7,673,751
Electronic Equipment, Instruments & Components-0.63%
Amphenol Corp., 2.20%, 09/15/2031	3,413,000	2,994,588
Jabil, Inc., 3.00%, 01/15/2031	2,673,000	2,428,386
Teledyne Technologies, Inc., 2.75%, 04/01/2031	3,906,000	3,528,262
Vontier Corp., 2.95%, 04/01/2031	2,641,000	2,389,577
		11,340,813
Energy Equipment & Services-0.53%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.35%, 06/15/2031	5,360,000	5,196,533
Helmerich & Payne, Inc., 2.90%, 09/29/2031	2,355,000	2,097,525
Schlumberger Investment S.A., 4.55%, 05/07/2031	2,331,000	2,286,945
		9,581,003
Entertainment-0.89%
Walt Disney Co. (The)
2.65%, 01/13/2031	10,713,000	9,810,071
4.00%, 03/14/2031	6,430,000	6,214,676
		16,024,747
Financial Services-4.50%
AerCap Funding DAC (Ireland), 4.88%, 07/07/2031	3,715,000	3,647,737
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.38%, 12/15/2031	3,483,000	3,491,670
Apollo Debt Solutions BDC, 6.70%, 07/29/2031	4,264,000	4,318,498
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
August 31, 2026
	Principal Amount	Value
Financial Services-(continued)
Blackstone Private Credit Fund
6.25%, 01/25/2031	$2,606,000	$2,597,107
5.35%, 03/12/2031	3,190,000	3,063,974
5.95%, 05/15/2031(b)	3,910,000	3,838,974
6.20%, 11/15/2031	3,000,000	2,970,189
Block, Inc., 3.50%, 06/01/2031	4,283,000	3,926,261
Blue Owl Finance LLC, 3.13%, 06/10/2031	3,245,000	2,856,664
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	3,510,000	3,085,765
4.80%, 03/10/2031	8,570,000	8,396,382
Fiserv, Inc.
4.55%, 02/15/2031	4,290,000	4,145,063
5.35%, 03/15/2031	2,417,000	2,410,681
Global Payments, Inc., 2.90%, 11/15/2031	3,485,000	3,048,633
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/2031	2,643,000	2,688,506
Mastercard, Inc.
1.90%, 03/15/2031	2,635,000	2,324,726
4.60%, 06/08/2031	6,030,000	5,952,946
2.00%, 11/18/2031(b)	3,416,000	2,986,673
ORIX Corp. (Japan), 2.25%, 03/09/2031	2,389,000	2,116,765
PayPal Holdings, Inc., 4.95%, 06/01/2031	3,640,000	3,588,885
TPG Operating Group II, L.P., 4.88%, 05/15/2031	2,421,000	2,366,400
Visa, Inc.
4.10%, 02/12/2031(b)	3,490,000	3,417,525
1.10%, 02/15/2031	4,384,000	3,767,880
		81,007,904
Food Products-1.33%
Bunge Ltd. Finance Corp.
3.20%, 04/21/2031	2,631,000	2,430,278
2.75%, 05/14/2031	4,553,000	4,115,485
Campbell’s Co. (The), 4.55%, 03/21/2031	2,355,000	2,273,534
Flowers Foods, Inc., 2.40%, 03/15/2031	2,416,000	2,082,149
General Mills, Inc., 2.25%, 10/14/2031	2,420,000	2,111,595
Kellanova, Series B, 7.45%, 04/01/2031	2,905,000	3,188,059
McCormick & Co., Inc., 1.85%, 02/15/2031	2,418,000	2,113,789
Mondelez International, Inc., 1.50%, 02/04/2031	2,412,000	2,085,796
Pilgrim’s Pride Corp., 4.25%, 04/15/2031	3,684,000	3,507,644
		23,908,329
Gas Utilities-0.25%
Atmos Energy Corp., 1.50%, 01/15/2031	2,638,000	2,286,305
National Fuel Gas Co., 2.95%, 03/01/2031	2,392,000	2,166,661
		4,452,966
Ground Transportation-0.87%
Canadian Pacific Railway Co. (Canada), 2.45%, 12/02/2031	6,278,000	5,526,225
Norfolk Southern Corp., 2.30%, 05/15/2031	2,416,000	2,146,590
	Principal Amount	Value
Ground Transportation-(continued)
Uber Technologies, Inc., 4.15%, 01/15/2031	$4,286,000	$4,137,620
Union Pacific Corp., 2.38%, 05/20/2031	4,394,000	3,928,980
		15,739,415
Health Care Equipment & Supplies-1.85%
Abbott Laboratories, 4.00%, 03/15/2031	10,720,000	10,341,116
Augusta SpinCo Corp., 4.66%, 03/23/2031	3,490,000	3,430,996
Baxter International, Inc., 1.73%, 04/01/2031	3,036,000	2,579,235
Becton, Dickinson and Co., 1.96%, 02/11/2031	4,289,000	3,760,348
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	3,013,000	2,984,765
Solventum Corp., 5.45%, 03/13/2031	4,285,000	4,331,229
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	3,135,000	2,820,520
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	3,482,000	3,079,861
		33,328,070
Health Care Providers & Services-5.17%
Cencora, Inc., 2.70%, 03/15/2031	4,380,000	3,960,637
Centene Corp.
2.50%, 03/01/2031	9,647,000	8,427,688
2.63%, 08/01/2031	5,571,000	4,855,360
Cigna Group (The)
2.38%, 03/15/2031	6,427,000	5,740,792
5.13%, 05/15/2031	3,502,000	3,517,173
CommonSpirit Health, 5.21%, 12/01/2031	3,531,000	3,521,318
CVS Health Corp.
5.25%, 01/30/2031	3,492,000	3,512,171
1.88%, 02/28/2031	5,357,500	4,660,229
5.55%, 06/01/2031	4,289,000	4,359,607
2.13%, 09/15/2031	4,290,000	3,712,255
Elevance Health, Inc.
2.55%, 03/15/2031	4,379,000	3,934,163
4.95%, 11/01/2031	3,496,000	3,462,142
HCA, Inc.
5.45%, 04/01/2031	7,505,000	7,582,473
4.70%, 05/15/2031	4,290,000	4,203,001
2.38%, 07/15/2031	3,648,000	3,209,116
Humana, Inc., 5.38%, 04/15/2031	6,428,000	6,442,126
Laboratory Corp. of America Holdings, 2.70%, 06/01/2031	2,413,000	2,166,662
Quest Diagnostics, Inc., 2.80%, 06/30/2031	2,355,000	2,130,667
UnitedHealth Group, Inc.
4.65%, 01/15/2031	3,490,000	3,449,316
4.90%, 04/15/2031	4,286,000	4,276,453
2.30%, 05/15/2031	6,723,000	5,966,189
		93,089,538
Health Care REITs-1.26%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/2031	3,453,000	3,147,831
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	3,685,000	3,202,914
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
August 31, 2026
	Principal Amount	Value
Health Care REITs-(continued)
Healthpeak OP LLC, 2.88%, 01/15/2031	$2,642,000	$2,404,390
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	3,219,000	2,957,756
Sabra Health Care L.P., 3.20%, 12/01/2031	3,685,000	3,306,982
Ventas Realty L.P., 2.50%, 09/01/2031	2,413,000	2,128,265
Welltower OP LLC
2.75%, 01/15/2031	2,641,000	2,411,042
2.80%, 06/01/2031	3,415,000	3,101,953
		22,661,133
Hotels, Restaurants & Leisure-1.08%
Airbnb, Inc., 4.65%, 03/16/2031	3,640,000	3,590,108
Expedia Group, Inc., 2.95%, 03/15/2031(b)	2,404,000	2,189,997
Las Vegas Sands Corp., 5.30%, 05/15/2031	2,332,000	2,305,278
Marriott International, Inc.
4.50%, 10/15/2031	2,420,000	2,354,694
Series HH, 2.85%, 04/15/2031	4,711,000	4,278,943
McDonald’s Corp., 4.40%, 02/12/2031	2,357,000	2,318,233
Starbucks Corp., 4.90%, 02/15/2031(b)	2,339,000	2,339,591
		19,376,844
Household Durables-0.24%
Sony Group Corp. (Japan), 4.66%, 06/30/2031	1,289,000	1,270,702
Tyco Electronics Group S.A. (Switzerland), 4.50%, 02/09/2031	3,030,000	2,973,343
		4,244,045
Household Products-0.48%
Clorox Co. (The), 4.70%, 05/15/2031	2,560,000	2,511,584
Kimberly-Clark Corp., 2.00%, 11/02/2031	2,641,000	2,291,856
Procter & Gamble Co. (The), 1.95%, 04/23/2031	4,286,000	3,798,511
		8,601,951
Independent Power and Renewable Electricity Producers-0.36%
AES Corp. (The), 2.45%, 01/15/2031	4,973,000	4,390,959
Southern Power Co., 4.80%, 06/15/2031	2,068,000	2,038,614
		6,429,573
Industrial Conglomerates-0.65%
Eaton Corp., 4.20%, 03/06/2031	6,430,000	6,226,848
Honeywell International, Inc., 1.75%, 09/01/2031	6,413,000	5,507,165
		11,734,013
Insurance-1.81%
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/2031	2,416,000	2,123,939
Aon North America, Inc., 5.30%, 03/01/2031	2,962,000	2,977,242
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031	2,421,000	2,221,858
Brown & Brown, Inc., 2.38%, 03/15/2031	3,259,000	2,873,852
Fidelity National Financial, Inc., 2.45%, 03/15/2031	2,639,000	2,318,691
	Principal Amount	Value
Insurance-(continued)
First American Financial Corp., 2.40%, 08/15/2031	$3,027,000	$2,618,871
Lincoln National Corp., 3.40%, 01/15/2031	2,415,000	2,244,958
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	4,384,000	4,330,169
Primerica, Inc., 2.80%, 11/19/2031	2,643,000	2,350,576
Progressive Corp. (The), 4.60%, 03/26/2031	2,420,000	2,380,318
Travelers Cos., Inc. (The), 4.95%, 07/24/2031	3,000,000	2,987,873
Willis North America, Inc., 4.55%, 03/15/2031	3,190,000	3,097,155
		32,525,502
Interactive Media & Services-2.18%
Alphabet, Inc.
4.10%, 02/15/2031	12,859,000	12,432,544
4.88%, 08/15/2031	10,000,000	9,938,017
Meta Platforms, Inc.
4.55%, 05/15/2031	12,860,000	12,570,654
4.55%, 08/15/2031	4,458,000	4,352,896
		39,294,111
IT Services-0.58%
International Business Machines Corp., 4.30%, 02/03/2031	2,420,000	2,345,163
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	3,026,000	2,525,965
VeriSign, Inc.
2.70%, 06/15/2031	3,479,000	3,099,268
5.10%, 07/15/2031	2,450,000	2,430,584
		10,400,980
Leisure Products-0.25%
Brunswick Corp., 2.40%, 08/18/2031	2,359,000	2,046,644
Polaris, Inc., 5.60%, 03/01/2031	2,413,000	2,391,059
		4,437,703
Life Sciences Tools & Services-1.04%
Agilent Technologies, Inc., 2.30%, 03/12/2031	3,871,000	3,445,695
Illumina, Inc., 2.55%, 03/23/2031	2,412,000	2,155,603
Revvity, Inc., 2.25%, 09/15/2031	2,419,000	2,107,488
Thermo Fisher Scientific, Inc.
4.22%, 02/12/2031	4,384,000	4,258,479
4.20%, 03/01/2031	2,416,000	2,346,659
2.00%, 10/15/2031	5,140,000	4,468,370
		18,782,294
Machinery-2.55%
Caterpillar Financial Services Corp.
4.15%, 01/08/2031	2,420,000	2,354,802
Series L, 4.50%, 05/15/2031	4,290,000	4,217,885
Caterpillar, Inc., 1.90%, 03/12/2031	2,415,000	2,133,499
CNH Industrial Capital LLC
4.38%, 03/07/2031	2,420,000	2,338,903
4.95%, 06/25/2031	1,200,000	1,184,807
Cummins, Inc., 4.70%, 02/15/2031	3,225,000	3,206,625
Fortive Corp., 4.75%, 05/15/2031	2,794,000	2,734,991
IDEX Corp., 2.63%, 06/15/2031	2,418,000	2,161,506
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
August 31, 2026
	Principal Amount	Value
Machinery-(continued)
Ingersoll Rand, Inc., 5.31%, 06/15/2031(b)	$2,415,000	$2,442,068
John Deere Capital Corp.
1.45%, 01/15/2031	2,638,000	2,287,222
4.90%, 03/07/2031	3,866,000	3,864,942
2.00%, 06/17/2031	2,642,000	2,317,753
4.40%, 09/08/2031	5,256,000	5,139,536
Series I, 4.20%, 03/10/2031	2,420,000	2,351,045
Series I, 4.38%, 04/15/2031	2,324,000	2,273,959
Otis Worldwide Corp., 5.13%, 11/19/2031	2,680,000	2,688,005
Xylem, Inc., 2.25%, 01/30/2031(b)	2,417,000	2,160,641
		45,858,189
Media-1.40%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 2.80%, 04/01/2031	5,695,000	4,995,680
Comcast Corp.
1.95%, 01/15/2031	6,426,000	5,626,049
1.50%, 02/15/2031	7,501,000	6,426,214
Omnicom Group, Inc., 2.60%, 08/01/2031(b)	3,425,000	3,043,249
Paramount Global, 4.95%, 01/15/2031	5,517,000	5,150,937
		25,242,129
Metals & Mining-0.12%
Steel Dynamics, Inc., 3.25%, 01/15/2031	2,416,000	2,246,768
Multi-Utilities-1.23%
Ameren Corp., 3.50%, 01/15/2031	3,684,000	3,456,482
Consumers Energy Co., 4.50%, 01/15/2031	2,417,000	2,371,762
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	3,881,000	3,392,049
DTE Electric Co., Series C, 2.63%, 03/01/2031	2,674,000	2,425,444
NiSource, Inc.
1.70%, 02/15/2031	3,452,000	2,990,463
4.75%, 05/18/2031(b)	2,290,000	2,258,853
Public Service Enterprise Group, Inc.
4.80%, 06/15/2031	2,230,000	2,195,822
2.45%, 11/15/2031	3,418,000	2,999,306
		22,090,181
Office REITs-0.40%
Boston Properties L.P., 3.25%, 01/30/2031	5,360,000	4,942,297
COPT Defense Properties L.P., 2.75%, 04/15/2031	2,570,000	2,306,392
		7,248,689
Oil, Gas & Consumable Fuels-6.52%
Boardwalk Pipelines L.P., 3.40%, 02/15/2031	2,416,000	2,238,649
Burlington Resources LLC, 7.20%, 08/15/2031	2,153,000	2,361,413
Cenovus Energy, Inc. (Canada), 4.65%, 03/20/2031	2,412,000	2,363,760
Cheniere Energy Partners L.P., 4.00%, 03/01/2031	6,423,000	6,129,395
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Devon Energy Corp., 7.88%, 09/30/2031	$3,137,000	$3,525,070
Diamondback Energy, Inc., 3.13%, 03/24/2031	3,449,000	3,183,398
Enbridge, Inc. (Canada)
4.50%, 02/15/2031	2,420,000	2,359,756
4.85%, 03/27/2031	4,290,000	4,241,404
Energy Transfer L.P., 4.55%, 01/15/2031	4,283,000	4,188,400
Enterprise Products Operating LLC, 4.60%, 01/15/2031(b)	6,055,000	5,971,342
EOG Resources, Inc., 4.40%, 01/15/2031	3,490,000	3,410,669
EQT Corp., 4.75%, 01/15/2031	4,777,000	4,695,849
Hess Corp., 7.30%, 08/15/2031	2,944,000	3,235,730
HF Sinclair Corp., 5.75%, 01/15/2031	3,029,000	3,082,723
Kinder Morgan, Inc.
2.00%, 02/15/2031	3,413,000	2,997,699
7.80%, 08/01/2031	2,597,000	2,895,853
MPLX L.P., 4.80%, 02/15/2031	5,477,000	5,394,733
Occidental Petroleum Corp., 7.50%, 05/01/2031	3,725,000	4,074,830
ONEOK, Inc.
6.35%, 01/15/2031	2,636,000	2,751,359
4.75%, 10/15/2031	5,483,000	5,364,335
Ovintiv, Inc., 7.38%, 11/01/2031	2,413,000	2,635,689
Phillips 66 Co., 5.25%, 06/15/2031	5,257,000	5,340,100
Pioneer Natural Resources Co., 2.15%, 01/15/2031	4,289,000	3,821,696
Plains All American Pipeline L.P./PAA Finance Corp., 4.70%, 01/15/2031	4,287,000	4,209,502
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/2031	2,413,000	2,106,183
Targa Resources Corp., 4.35%, 04/15/2031	3,456,000	3,348,245
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	4,381,000	4,324,408
TotalEnergies Capital USA LLC (France), 4.25%, 01/13/2031	6,723,000	6,544,624
Valero Energy Corp., 2.80%, 12/01/2031	2,229,000	1,990,750
Western Midstream Operating L.P., 4.80%, 03/01/2031	2,640,000	2,592,064
Williams Cos., Inc. (The), 2.60%, 03/15/2031	6,725,000	6,031,248
		117,410,876
Personal Care Products-0.30%
Estee Lauder Cos., Inc. (The), 1.95%, 03/15/2031	2,634,000	2,308,952
Unilever Capital Corp. (United Kingdom), 1.75%, 08/12/2031	3,640,000	3,146,659
		5,455,611
Pharmaceuticals-3.67%
AstraZeneca Finance LLC (United Kingdom)
4.90%, 02/26/2031	4,289,000	4,289,783
4.00%, 03/02/2031	3,000,000	2,890,744
2.25%, 05/28/2031	3,489,500	3,096,568
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	4,282,000	4,420,874
5.10%, 02/22/2031	5,477,000	5,514,446
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
August 31, 2026
	Principal Amount	Value
Pharmaceuticals-(continued)
Eli Lilly and Co.
4.25%, 03/15/2031	$3,490,000	$3,414,492
4.38%, 05/20/2031	6,430,000	6,297,392
Johnson & Johnson, 4.90%, 06/01/2031	5,036,000	5,089,559
Merck & Co., Inc.
4.15%, 03/15/2031	4,290,000	4,163,928
2.15%, 12/10/2031	8,576,000	7,479,903
Novartis Capital Corp.
4.40%, 03/18/2031	7,500,000	7,355,678
4.00%, 09/18/2031	3,647,000	3,518,595
Pfizer, Inc., 1.75%, 08/18/2031	4,290,000	3,701,215
Royalty Pharma PLC
4.45%, 03/25/2031	2,641,000	2,569,721
2.15%, 09/02/2031	2,637,000	2,292,623
		66,095,521
Professional Services-0.74%
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	4,460,000	3,969,543
Equifax, Inc., 2.35%, 09/15/2031	4,289,000	3,741,412
Jacobs Solutions, Inc., 4.75%, 03/03/2031	3,430,000	3,350,383
Verisk Analytics, Inc., 4.45%, 03/15/2031	2,420,000	2,344,092
		13,405,430
Real Estate Management & Development-0.12%
CBRE Services, Inc., 2.50%, 04/01/2031(b)	2,420,000	2,156,734
Residential REITs-0.56%
ERP Operating L.P.
2.45%, 01/15/2031	2,642,000	2,384,279
1.85%, 08/01/2031	2,412,000	2,087,154
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	2,960,000	2,530,824
Sun Communities Operating L.P., 2.70%, 07/15/2031	3,456,000	3,070,404
		10,072,661
Retail REITs-0.93%
Brixmor Operating Partnership L.P., 2.50%, 08/16/2031	2,420,000	2,132,803
Kimco Realty OP LLC, 2.25%, 12/01/2031	2,413,000	2,104,350
NNN REIT, Inc., 4.60%, 02/15/2031	2,412,000	2,366,994
Realty Income Corp., 3.25%, 01/15/2031	4,068,000	3,785,180
Simon Property Group L.P.
4.30%, 01/15/2031	3,680,000	3,577,737
2.20%, 02/01/2031	3,192,000	2,844,120
		16,811,184
Semiconductors & Semiconductor Equipment-4.01%
Advanced Micro Devices, Inc., 5.00%, 08/17/2031	5,000,000	4,962,527
Analog Devices, Inc., 2.10%, 10/01/2031	4,285,000	3,733,739
Applied Materials, Inc., 4.00%, 01/15/2031	2,360,000	2,277,005
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Broadcom, Inc.
4.30%, 01/15/2031	$3,490,000	$3,364,583
2.45%, 02/15/2031	11,774,000	10,466,621
5.15%, 11/15/2031	6,723,000	6,669,414
Intel Corp.
5.00%, 02/21/2031	2,415,000	2,401,937
4.65%, 06/01/2031	4,469,000	4,360,884
2.00%, 08/12/2031	5,476,000	4,707,032
Marvell Technology, Inc., 2.95%, 04/15/2031	3,457,000	3,131,842
NVIDIA Corp.
2.00%, 06/15/2031	5,570,000	4,888,202
4.50%, 06/15/2031	17,350,000	16,954,864
Skyworks Solutions, Inc., 3.00%, 06/01/2031	2,416,000	2,155,115
Texas Instruments, Inc., 1.90%, 09/15/2031	2,413,000	2,092,226
		72,165,991
Software-4.78%
Accenture Capital, Inc.
5.00%, 07/10/2031	6,687,000	6,663,222
4.25%, 10/04/2031	5,350,000	5,148,548
AppLovin Corp., 5.38%, 12/01/2031	4,558,000	4,563,111
Autodesk, Inc., 2.40%, 12/15/2031	4,471,000	3,886,729
Fortinet, Inc., 2.20%, 03/15/2031	2,415,000	2,130,822
Intuit, Inc., 4.95%, 06/15/2031(b)	3,400,000	3,364,094
Oracle Corp.
4.95%, 02/04/2031	15,006,000	14,384,904
2.88%, 03/25/2031	13,930,000	12,203,004
Roper Technologies, Inc., 1.75%, 02/15/2031	4,285,000	3,696,751
Salesforce, Inc.
1.95%, 07/15/2031	6,427,000	5,559,848
4.90%, 09/15/2031	16,080,000	15,875,225
ServiceNow, Inc., 4.70%, 08/15/2031	2,800,000	2,752,496
VMware LLC, 2.20%, 08/15/2031	6,692,000	5,804,124
		86,032,878
Specialized REITs-2.43%
American Tower Corp.
2.70%, 04/15/2031	3,264,000	2,936,210
2.30%, 09/15/2031	3,259,000	2,843,301
Crown Castle, Inc.
2.25%, 01/15/2031	4,826,000	4,253,519
2.10%, 04/01/2031	4,376,000	3,809,143
2.50%, 07/15/2031	3,173,000	2,791,768
Equinix, Inc., 2.50%, 05/15/2031	4,289,000	3,796,531
Extra Space Storage L.P.
5.90%, 01/15/2031	2,635,000	2,706,329
2.40%, 10/15/2031	2,636,000	2,300,976
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 01/15/2031	3,257,000	3,049,766
Prologis L.P.
4.75%, 01/15/2031	2,416,000	2,404,461
4.25%, 06/15/2031	2,310,000	2,239,181
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
August 31, 2026
	Principal Amount	Value
Specialized REITs-(continued)
Public Storage Operating Co.
2.30%, 05/01/2031	$2,957,000	$2,630,651
2.25%, 11/09/2031	2,359,000	2,064,144
SBA Communications Corp., 5.15%, 07/15/2031	6,015,000	5,970,569
		43,796,549
Specialty Retail-2.58%
AutoZone, Inc.
1.65%, 01/15/2031	2,679,000	2,319,736
4.95%, 07/15/2031	2,707,000	2,682,712
Dell International LLC/EMC Corp.
4.50%, 02/15/2031	5,621,000	5,480,174
4.75%, 07/15/2031	2,570,000	2,518,779
Home Depot, Inc. (The)
1.38%, 03/15/2031	5,482,000	4,706,646
4.85%, 06/25/2031	4,379,000	4,376,643
1.88%, 09/15/2031	4,291,000	3,718,575
Leidos, Inc., 2.30%, 02/15/2031	4,285,000	3,785,086
Lowe’s Cos., Inc.
4.25%, 03/15/2031	4,900,000	4,742,635
2.63%, 04/01/2031	6,428,000	5,800,748
O’Reilly Automotive, Inc., 1.75%, 03/15/2031	2,417,000	2,094,002
Ross Stores, Inc., 1.88%, 04/15/2031	2,419,000	2,112,252
TJX Cos., Inc. (The), 1.60%, 05/15/2031	2,421,000	2,087,245
		46,425,233
Technology Hardware, Storage & Peripherals-1.31%
Apple, Inc.
1.65%, 02/08/2031	11,791,000	10,395,559
1.70%, 08/05/2031	4,454,000	3,869,946
Hewlett Packard Enterprise Co., 4.85%, 10/15/2031	5,545,000	5,454,783
HP, Inc., 2.65%, 06/17/2031	4,453,000	3,948,739
		23,669,027
Tobacco-0.98%
B.A.T. Capital Corp. (United Kingdom)
5.83%, 02/20/2031	3,646,000	3,747,739
2.73%, 03/25/2031	5,480,000	4,953,229
Philip Morris International, Inc.
5.13%, 02/13/2031	5,480,000	5,502,747
4.75%, 11/01/2031	3,496,000	3,453,029
		17,656,744
Trading Companies & Distributors-0.33%
Ferguson Enterprises, Inc., 4.35%, 03/15/2031	3,411,000	3,318,698
Sumisho Air Lease Corp., 5.20%, 07/15/2031	2,676,000	2,653,037
		5,971,735
	Principal Amount	Value
Water Utilities-0.12%
American Water Capital Corp., 2.30%, 06/01/2031	$2,354,000	$2,083,083
Wireless Telecommunication Services-1.01%
T-Mobile USA, Inc.
2.88%, 02/15/2031	4,471,000	4,067,760
3.50%, 04/15/2031	10,503,000	9,792,190
Vodafone Group PLC (United Kingdom), 4.80%, 06/18/2031(b)	4,473,000	4,395,121
		18,255,071
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,798,731,140)		1,781,588,111
	Shares
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(c)(d) (Cost $635,131)	635,131	635,131
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.99% (Cost $1,799,366,271)		1,782,223,242
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.83%
Invesco Private Government Fund, 3.73%(c)(d)(e)	9,135,743	9,135,743
Invesco Private Prime Fund, 3.82%(c)(d)(e)	23,722,273	23,727,017
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,861,322)		32,862,760
TOTAL INVESTMENTS IN SECURITIES-100.82% (Cost $1,832,227,593)		1,815,086,002
OTHER ASSETS LESS LIABILITIES-(0.82)%		(14,813,914)
NET ASSETS-100.00%		$1,800,272,088

Investment Abbreviations:
BDC	-Business Development Company
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
August 31, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$671,730	$86,728,268	$(86,764,867)	$-	$-	$635,131	$110,440
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,130,631	122,444,047	(117,438,935)	-	-	9,135,743	408,929 *
Invesco Private Prime Fund	10,740,379	255,333,807	(242,345,652)	965	(2,482)	23,727,017	1,109,182 *
Total	$15,542,740	$464,506,122	$(446,549,454)	$965	$(2,482)	$33,497,891	$1,628,551

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.44%
Aerospace & Defense-1.26%
General Electric Co., 6.75%, 03/15/2032	$7,313,000	$7,936,051
Howmet Aerospace, Inc., 4.55%, 11/15/2032	2,755,000	2,665,832
Lockheed Martin Corp., 3.90%, 06/15/2032	4,414,000	4,194,063
RTX Corp., 2.38%, 03/15/2032	5,526,000	4,821,836
		19,617,782
Automobiles-2.87%
American Honda Finance Corp., 5.15%, 07/09/2032	4,144,000	4,108,606
Ford Motor Co.
3.25%, 02/12/2032	13,804,500	12,079,076
6.10%, 08/19/2032	9,661,000	9,747,301
Ford Motor Credit Co. LLC, 6.53%, 03/19/2032	4,144,000	4,243,720
General Motors Co., 5.60%, 10/15/2032	6,897,000	6,977,905
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032	4,130,000	3,676,059
Toyota Motor Credit Corp., 4.65%, 09/03/2032	3,860,000	3,767,661
		44,600,328
Banks-3.58%
Bank of Nova Scotia (The) (Canada), 2.45%, 02/02/2032	4,686,000	4,097,243
Canadian Imperial Bank of Commerce (Canada), 3.60%, 04/07/2032	5,519,000	5,097,775
Citigroup, Inc., 6.63%, 06/15/2032	5,519,000	5,877,917
Citizens Financial Group, Inc., 2.64%, 09/30/2032	3,416,000	2,903,324
KeyBank N.A., 4.90%, 08/08/2032	4,125,000	3,973,964
Royal Bank of Canada (Canada), 3.88%, 05/04/2032	5,517,000	5,183,124
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.45%, 01/15/2032	3,300,000	3,325,609
Toronto-Dominion Bank (The) (Canada)
2.45%, 01/12/2032	3,297,000	2,880,886
5.30%, 01/30/2032	4,136,000	4,164,565
3.20%, 03/10/2032	8,284,000	7,518,315
4.46%, 06/08/2032	11,044,000	10,676,064
		55,698,786
Beverages-1.47%
Constellation Brands, Inc., 4.75%, 05/09/2032	3,865,000	3,766,257
Diageo Capital PLC (United Kingdom), 2.13%, 04/29/2032	4,135,000	3,529,961
Keurig Dr Pepper, Inc., 4.05%, 04/15/2032	4,685,000	4,393,761
PepsiCo, Inc.
3.90%, 07/18/2032(b)	6,898,000	6,578,310
4.65%, 07/23/2032	4,690,000	4,645,969
		22,914,258
	Principal Amount	Value
Biotechnology-0.62%
Amgen, Inc.
2.00%, 01/15/2032	$5,443,000	$4,654,100
3.35%, 02/22/2032	5,521,000	5,058,589
		9,712,689
Broadline Retail-1.61%
Amazon.com, Inc.
3.60%, 04/13/2032	13,806,000	12,864,669
4.70%, 12/01/2032	12,423,000	12,213,808
		25,078,477
Building Products-0.17%
Carlisle Cos., Inc., 2.20%, 03/01/2032	3,024,000	2,586,158
Capital Markets-4.07%
Ameriprise Financial, Inc., 4.50%, 05/13/2032	2,748,000	2,673,627
Ares Capital Corp., 5.80%, 03/08/2032(b)	5,517,000	5,439,751
Ares Strategic Income Fund, 6.20%, 03/21/2032	4,140,000	4,097,469
BlackRock, Inc., 2.10%, 02/25/2032	5,522,000	4,760,829
Brookfield Finance I (UK) PLC/Brookfield Finance, Inc. (Canada), 2.34%, 01/30/2032	3,303,000	2,845,635
Charles Schwab Corp. (The), 2.90%, 03/03/2032	5,519,000	4,944,679
CME Group, Inc., 2.65%, 03/15/2032	4,145,000	3,695,484
FactSet Research Systems, Inc., 3.45%, 03/01/2032(b)	2,748,000	2,477,384
Jefferies Financial Group, Inc., 2.75%, 10/15/2032	2,746,000	2,327,550
Moody’s Corp., 4.25%, 08/08/2032	2,760,000	2,644,463
Morgan Stanley, 7.25%, 04/01/2032	5,434,000	6,027,503
Nomura Holdings, Inc. (Japan), 3.00%, 01/22/2032	4,124,000	3,670,106
Northern Trust Corp., 6.13%, 11/02/2032	5,524,000	5,799,884
S&P Global, Inc., 2.90%, 03/01/2032	8,241,000	7,402,224
UBS Americas, Inc. (Switzerland), 7.13%, 07/15/2032	4,043,000	4,438,922
		63,245,510
Chemicals-1.06%
Air Products and Chemicals, Inc., 4.90%, 10/11/2032	2,754,000	2,733,891
Albemarle Corp., 5.05%, 06/01/2032(b)	2,284,000	2,242,805
Ecolab, Inc., 2.13%, 02/01/2032	3,571,000	3,087,010
EIDP, Inc., 5.13%, 05/15/2032	2,718,000	2,680,398
Nutrien Ltd. (Canada), 5.25%, 03/12/2032	3,304,000	3,305,745
Sherwin-Williams Co. (The), 2.20%, 03/15/2032	2,754,000	2,377,330
		16,427,179
Commercial Services & Supplies-1.71%
Cintas Corp. No. 2, 4.00%, 05/01/2032	4,414,000	4,192,778
Republic Services, Inc., 1.75%, 02/15/2032	4,126,000	3,484,374
Veralto Corp., 4.85%, 01/15/2032	4,000,000	3,935,218
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
August 31, 2026
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Waste Connections, Inc.
2.20%, 01/15/2032	$3,576,000	$3,104,052
3.20%, 06/01/2032	2,747,000	2,492,230
Waste Management, Inc.
4.80%, 03/15/2032	4,145,000	4,108,189
4.15%, 04/15/2032	5,518,000	5,306,388
		26,623,229
Communications Equipment-0.75%
Cisco Systems, Inc., 4.95%, 02/24/2032	5,526,000	5,512,339
Motorola Solutions, Inc.
5.60%, 06/01/2032	3,314,000	3,367,370
5.20%, 08/15/2032	2,764,000	2,752,413
		11,632,122
Construction & Engineering-0.15%
Quanta Services, Inc., 2.35%, 01/15/2032	2,757,000	2,386,058
Construction Materials-0.44%
Martin Marietta Materials, Inc., 5.20%, 01/30/2032	6,870,000	6,873,142
Consumer Finance-0.95%
Capital One Financial Corp., 6.70%, 11/29/2032	4,137,000	4,418,769
General Motors Financial Co., Inc.
3.10%, 01/12/2032	6,898,000	6,173,911
5.63%, 04/04/2032	4,144,000	4,187,694
		14,780,374
Consumer Staples Distribution & Retail-1.33%
Costco Wholesale Corp., 1.75%, 04/20/2032	5,517,000	4,716,685
Dollar General Corp., 5.00%, 11/01/2032	3,860,000	3,790,034
Target Corp., 4.50%, 09/15/2032(b)	5,526,000	5,436,089
Walmart, Inc., 4.15%, 09/09/2032(b)	6,899,000	6,692,734
		20,635,542
Containers & Packaging-0.48%
Avery Dennison Corp., 2.25%, 02/15/2032	2,753,000	2,369,859
Sonoco Products Co., 2.85%, 02/01/2032(b)	2,754,000	2,444,880
WRKCo, Inc., 4.20%, 06/01/2032	2,753,000	2,611,883
		7,426,622
Distributors-0.15%
Genuine Parts Co., 2.75%, 02/01/2032	2,754,000	2,392,333
Diversified REITs-0.67%
CubeSmart L.P., 2.50%, 02/15/2032	2,746,000	2,384,619
VICI Properties L.P., 5.13%, 05/15/2032	8,277,000	8,051,556
		10,436,175
Diversified Telecommunication Services-2.92%
AT&T, Inc.
2.25%, 02/01/2032	13,805,000	11,881,223
4.55%, 11/01/2032	6,351,000	6,099,542
Deutsche Telekom International Finance B.V. (Germany), 9.25%, 06/01/2032	2,723,000	3,270,400
	Principal Amount	Value
Diversified Telecommunication Services-(continued)
TELUS Corp. (Canada), 3.40%, 05/13/2032	$4,965,000	$4,459,009
Verizon Communications, Inc., 2.36%, 03/15/2032	22,824,000	19,748,347
		45,458,521
Electric Utilities-7.44%
AEP Texas, Inc., 4.70%, 05/15/2032	2,754,000	2,671,344
Alabama Power Co., 3.05%, 03/15/2032	3,854,000	3,485,843
American Electric Power Co., Inc., 5.95%, 11/01/2032	2,755,000	2,846,417
Appalachian Power Co., Series BB, 4.50%, 08/01/2032	2,754,000	2,657,012
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/2032	2,755,000	2,654,449
Constellation Energy Generation LLC, 4.80%, 01/15/2032	3,310,000	3,242,594
Duke Energy Carolinas LLC, 2.85%, 03/15/2032	2,757,000	2,460,226
Duke Energy Corp., 4.50%, 08/15/2032	6,347,000	6,118,348
Duke Energy Progress LLC, 3.40%, 04/01/2032	2,763,000	2,544,156
Edison International, 5.25%, 03/15/2032	3,013,000	2,904,809
Entergy Louisiana LLC, 2.35%, 06/15/2032	2,754,000	2,373,767
Eversource Energy, 3.38%, 03/01/2032	3,584,000	3,261,612
Exelon Corp., 3.35%, 03/15/2032	3,155,000	2,883,070
Florida Power & Light Co., 2.45%, 02/03/2032	8,281,000	7,290,940
Georgia Power Co., 4.70%, 05/15/2032	3,864,000	3,795,470
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/2032	2,756,000	2,432,529
4.02%, 11/01/2032	3,295,000	3,093,286
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	5,198,000	4,523,843
5.30%, 03/15/2032	4,144,000	4,156,908
5.00%, 07/15/2032	5,498,000	5,438,227
Oncor Electric Delivery Co. LLC, 4.55%, 09/15/2032	3,850,000	3,731,527
Pacific Gas and Electric Co.
5.25%, 02/01/2032	3,850,000	3,827,641
5.90%, 06/15/2032	3,301,000	3,353,861
5.05%, 10/15/2032	4,690,000	4,581,715
Public Service Electric and Gas Co., 3.10%, 03/15/2032	2,753,000	2,497,520
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/2032	2,754,000	2,459,626
Southern California Edison Co.
2.75%, 02/01/2032	2,758,000	2,422,684
5.95%, 11/01/2032	4,142,000	4,237,536
Southern Co. (The), 5.70%, 10/15/2032	2,754,000	2,813,884
Union Electric Co., 2.15%, 03/15/2032	2,883,000	2,494,264
Virginia Electric and Power Co., 2.40%, 03/30/2032	3,304,000	2,866,947
Wisconsin Electric Power Co., 4.75%, 09/30/2032	2,754,000	2,714,374
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
August 31, 2026
	Principal Amount	Value
Electric Utilities-(continued)
Wisconsin Power and Light Co., 3.95%, 09/01/2032	$3,310,000	$3,106,768
Xcel Energy, Inc., 4.60%, 06/01/2032	3,860,000	3,733,952
		115,677,149
Electrical Equipment-0.21%
Allegion US Holding Co., Inc., 5.41%, 07/01/2032	3,297,000	3,318,108
Electronic Equipment, Instruments & Components-0.15%
Arrow Electronics, Inc., 2.95%, 02/15/2032	2,745,000	2,404,305
Entertainment-0.36%
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	2,754,000	2,581,533
TWDC Enterprises 18 Corp., 7.00%, 03/01/2032	2,758,000	3,034,907
		5,616,440
Financial Services-5.14%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.30%, 01/30/2032	22,081,000	19,938,891
Blackstone Private Credit Fund, 6.00%, 01/29/2032	5,517,000	5,413,324
Block, Inc., 6.50%, 05/15/2032	11,045,000	11,220,819
Corebridge Financial, Inc., 3.90%, 04/05/2032	8,286,000	7,673,565
Fidelity National Information Services, Inc., 5.10%, 07/15/2032(b)	4,144,000	4,082,968
Global Payments, Inc.
5.40%, 08/15/2032(b)	4,142,000	4,070,949
5.20%, 11/15/2032	5,510,000	5,319,195
Mastercard, Inc.
4.35%, 01/15/2032	6,347,000	6,177,666
4.95%, 03/15/2032	2,754,000	2,764,107
ORIX Corp. (Japan)
4.00%, 04/13/2032	2,753,000	2,612,329
5.20%, 09/13/2032	2,704,000	2,714,381
PayPal Holdings, Inc., 4.40%, 06/01/2032	5,497,000	5,260,065
RELX Capital, Inc. (United Kingdom), 4.75%, 05/20/2032	2,754,000	2,699,151
		79,947,410
Food Products-1.30%
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	4,142,000	3,725,434
Hershey Co. (The), 4.95%, 02/24/2032(b)	2,757,000	2,757,876
Kraft Heinz Foods Co. (The), 5.20%, 03/15/2032	2,753,000	2,746,448
Mondelez International, Inc.
3.00%, 03/17/2032	4,135,000	3,723,213
1.88%, 10/15/2032(b)	3,434,000	2,898,268
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	4,864,000	4,406,878
		20,258,117
Gas Utilities-0.61%
Atmos Energy Corp., 4.75%, 01/15/2032	3,860,000	3,792,988
	Principal Amount	Value
Gas Utilities-(continued)
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032	$2,754,000	$2,647,240
Southwest Gas Corp., 4.05%, 03/15/2032	3,303,000	3,119,160
		9,559,388
Ground Transportation-1.18%
Canadian National Railway Co. (Canada), 3.85%, 08/05/2032	4,395,000	4,137,997
CSX Corp., 4.10%, 11/15/2032(b)	5,246,000	5,001,884
Norfolk Southern Corp., 3.00%, 03/15/2032	3,299,000	2,982,758
Union Pacific Corp., 2.80%, 02/14/2032	6,901,000	6,196,684
		18,319,323
Health Care Equipment & Supplies-1.21%
Baxter International, Inc., 2.54%, 02/01/2032	7,199,000	6,188,943
Becton, Dickinson and Co., 4.30%, 08/22/2032	2,757,000	2,634,064
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	9,610,000	9,954,159
		18,777,166
Health Care Providers & Services-4.42%
Cigna Group (The), 4.88%, 09/15/2032	6,900,000	6,770,212
CVS Health Corp., 5.00%, 09/15/2032	4,140,000	4,084,766
Elevance Health, Inc.
4.10%, 05/15/2032	3,296,000	3,118,252
4.60%, 09/15/2032	4,103,000	3,963,598
5.50%, 10/15/2032	3,577,000	3,625,601
HCA, Inc.
5.50%, 03/01/2032	4,143,000	4,178,888
3.63%, 03/15/2032	11,041,000	10,160,025
4.60%, 11/15/2032	5,510,000	5,289,711
Humana, Inc., 2.15%, 02/03/2032	2,686,000	2,300,628
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032	2,754,000	2,672,346
McKesson Corp., 4.95%, 05/30/2032	3,585,000	3,561,321
Sutter Health, Series 2025, 5.21%, 08/15/2032	2,756,000	2,764,719
UnitedHealth Group, Inc.
4.95%, 01/15/2032	8,283,000	8,235,339
4.20%, 05/15/2032	8,281,000	7,955,352
		68,680,758
Health Care REITs-0.78%
Alexandria Real Estate Equities, Inc., 2.00%, 05/18/2032	4,955,000	4,117,927
Ventas Realty L.P., 5.10%, 07/15/2032	2,754,000	2,731,272
Welltower OP LLC
2.75%, 01/15/2032	2,745,000	2,447,077
3.85%, 06/15/2032	3,033,000	2,850,995
		12,147,271
Hotel & Resort REITs-0.18%
Host Hotels & Resorts L.P., 5.70%, 06/15/2032	2,758,000	2,784,419
Hotels, Restaurants & Leisure-1.26%
Hyatt Hotels Corp., 5.75%, 03/30/2032	2,764,000	2,809,476
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
August 31, 2026
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Marriott International, Inc.
5.10%, 04/15/2032	$2,760,000	$2,748,241
Series GG, 3.50%, 10/15/2032	5,517,000	5,008,987
McDonald’s Corp., 4.60%, 09/09/2032(b)	4,144,000	4,078,223
Starbucks Corp., 3.00%, 02/14/2032	5,518,000	4,988,105
		19,633,032
Household Durables-0.19%
Tyco Electronics Group S.A. (Switzerland), 2.50%, 02/04/2032	3,303,000	2,895,977
Household Products-1.08%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	2,754,000	2,845,299
Clorox Co. (The), 4.60%, 05/01/2032(b)	3,304,000	3,196,965
Colgate-Palmolive Co., 3.25%, 08/15/2032(b)	2,747,000	2,534,401
Procter & Gamble Co. (The)
2.30%, 02/01/2032(b)	4,697,000	4,174,112
4.10%, 11/03/2032	4,130,000	3,981,342
		16,732,119
Independent Power and Renewable Electricity Producers-0.26%
AES Corp. (The), 5.80%, 03/15/2032	3,960,000	3,973,168
Industrial Conglomerates-0.40%
Eaton Corp., 4.00%, 11/02/2032	3,864,000	3,666,616
GE Capital Funding LLC, 4.55%, 05/15/2032	2,623,000	2,564,229
		6,230,845
Insurance-2.13%
Aon Corp./Aon Global Holdings PLC, 5.00%, 09/12/2032	2,745,000	2,703,597
Arthur J. Gallagher & Co., 5.00%, 02/15/2032	2,763,000	2,731,209
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	5,526,000	5,039,872
Brown & Brown, Inc.
4.20%, 03/17/2032	3,307,000	3,103,708
5.25%, 06/23/2032	2,757,000	2,715,302
Fairfax Financial Holdings Ltd. (Canada), 5.63%, 08/16/2032	4,080,000	4,114,185
Manulife Financial Corp. (Canada), 3.70%, 03/16/2032	4,145,000	3,872,897
Marsh & McLennan Cos., Inc., 5.75%, 11/01/2032	2,756,000	2,839,247
MetLife, Inc., 6.50%, 12/15/2032	3,303,000	3,539,119
Progressive Corp. (The), 3.00%, 03/15/2032	2,754,000	2,483,360
		33,142,496
Interactive Media & Services-2.77%
Alphabet, Inc., 4.38%, 11/15/2032	6,885,000	6,623,530
Meta Platforms, Inc.
3.85%, 08/15/2032	16,444,000	15,254,971
4.60%, 11/15/2032	22,080,000	21,209,114
		43,087,615
	Principal Amount	Value
IT Services-1.11%
International Business Machines Corp.
2.72%, 02/09/2032	$2,733,000	$2,417,401
5.00%, 02/10/2032	4,692,000	4,650,039
4.40%, 07/27/2032	4,136,000	3,955,661
5.88%, 11/29/2032	3,314,000	3,435,267
VeriSign, Inc., 5.25%, 06/01/2032	2,762,000	2,741,632
		17,200,000
Life Sciences Tools & Services-0.73%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	4,404,000	4,067,361
Thermo Fisher Scientific, Inc.
4.47%, 10/07/2032	4,140,000	4,009,649
4.95%, 11/21/2032	3,308,000	3,295,530
		11,372,540
Machinery-0.69%
Flowserve Corp., 2.80%, 01/15/2032	2,754,000	2,419,915
John Deere Capital Corp.
3.90%, 06/07/2032(b)	2,754,000	2,614,435
4.35%, 09/15/2032	3,313,000	3,214,971
Stanley Black & Decker, Inc., 3.00%, 05/15/2032	2,742,000	2,442,876
		10,692,197
Media-1.76%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
2.30%, 02/01/2032	4,667,000	3,884,790
6.05%, 02/15/2032	9,620,000	9,633,452
Comcast Corp.
4.95%, 05/15/2032	3,583,000	3,534,106
5.50%, 11/15/2032(b)	5,526,000	5,606,320
Paramount Global, 4.20%, 05/19/2032	5,494,000	4,788,740
		27,447,408
Metals & Mining-0.80%
ArcelorMittal S.A. (Luxembourg), 6.80%, 11/29/2032(b)	5,517,000	5,968,831
Newmont Corp., 2.60%, 07/15/2032	4,234,000	3,742,360
Nucor Corp., 3.13%, 04/01/2032	3,024,000	2,750,182
		12,461,373
Multi-Utilities-0.63%
Ameren Illinois Co., 3.85%, 09/01/2032	2,754,000	2,576,524
Dominion Energy, Inc., 5.38%, 11/15/2032	4,696,000	4,713,237
DTE Electric Co., Series A, 3.00%, 03/01/2032	2,753,000	2,500,550
		9,790,311
Office REITs-0.26%
Boston Properties L.P., 2.55%, 04/01/2032	4,693,000	4,051,925
Oil, Gas & Consumable Fuels-6.44%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	2,753,000	2,519,404
BP Capital Markets America, Inc., 2.72%, 01/12/2032	11,044,000	9,863,812
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
August 31, 2026
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Cenovus Energy, Inc. (Canada), 2.65%, 01/15/2032	$2,757,000	$2,436,920
Cheniere Energy Partners L.P., 3.25%, 01/31/2032	6,603,000	5,984,110
Chevron USA, Inc.
4.82%, 04/15/2032	3,584,000	3,569,639
4.50%, 10/15/2032	6,900,000	6,758,185
ConocoPhillips, 5.90%, 10/15/2032	2,774,000	2,906,451
ConocoPhillips Co., 4.85%, 01/15/2032	3,584,000	3,570,155
EOG Resources, Inc., 5.00%, 07/15/2032	6,898,000	6,861,066
Expand Energy Corp., 4.75%, 02/01/2032	6,354,000	6,152,886
HF Sinclair Corp., 5.50%, 09/01/2032	2,760,000	2,754,986
Kinder Morgan, Inc., 7.75%, 01/15/2032	5,547,000	6,203,232
MPLX L.P.
5.00%, 05/01/2032	1,950,000	1,921,159
4.95%, 09/01/2032(b)	5,524,000	5,417,892
Occidental Petroleum Corp., 5.38%, 01/01/2032(b)	4,132,000	4,172,845
ONEOK, Inc.
4.95%, 10/15/2032	4,143,000	4,052,929
6.10%, 11/15/2032	4,137,000	4,288,336
Southern Co. Gas Capital Corp., 5.15%, 09/15/2032	2,765,000	2,759,183
Suncor Energy, Inc. (Canada), 7.15%, 02/01/2032	2,754,000	2,993,410
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	5,526,000	5,201,083
Valero Energy Corp., 7.50%, 04/15/2032	4,013,000	4,473,352
Williams Cos., Inc. (The), 4.65%, 08/15/2032	5,526,000	5,356,916
		100,217,951
Personal Care Products-0.63%
Kenvue, Inc., 4.85%, 05/22/2032	4,144,000	4,104,904
Unilever Capital Corp. (United Kingdom), 5.90%, 11/15/2032	5,495,000	5,760,259
		9,865,163
Pharmaceuticals-4.49%
Bristol-Myers Squibb Co., 2.95%, 03/15/2032	9,666,000	8,720,261
Eli Lilly and Co.
4.90%, 02/12/2032	5,518,000	5,526,043
4.55%, 10/15/2032	5,520,000	5,406,065
Haleon US Capital LLC, 3.63%, 03/24/2032	11,027,000	10,223,596
Johnson & Johnson, 4.85%, 03/01/2032	6,901,000	6,946,791
Merck & Co., Inc.
4.55%, 09/15/2032	5,510,000	5,395,753
4.45%, 12/04/2032	5,510,000	5,341,733
Novartis Capital Corp., 4.30%, 11/05/2032	5,098,000	4,921,446
Pfizer, Inc., 4.50%, 11/15/2032	6,889,000	6,683,754
Sanofi, 4.20%, 11/03/2032	6,624,000	6,383,496
Zoetis, Inc., 5.60%, 11/16/2032	4,144,000	4,229,475
		69,778,413
	Principal Amount	Value
Professional Services-0.88%
Automatic Data Processing, Inc., 4.75%, 05/08/2032	$5,509,000	$5,440,586
Paychex, Inc., 5.35%, 04/15/2032	8,280,000	8,275,458
		13,716,044
Residential REITs-1.36%
American Homes 4 Rent L.P., 3.63%, 04/15/2032	3,304,000	3,022,019
ERP Operating L.P.
2.05%, 01/15/2032(b)	3,855,000	3,325,943
4.95%, 06/15/2032	2,756,000	2,728,269
Essex Portfolio L.P., 2.65%, 03/15/2032	3,574,000	3,130,673
Invitation Homes Operating Partnership L.P.
4.95%, 02/01/2032	2,745,000	2,689,621
4.15%, 04/15/2032	3,304,000	3,103,008
Sun Communities Operating L.P., 4.20%, 04/15/2032	3,304,000	3,112,761
		21,112,294
Retail REITs-1.12%
Kimco Realty OP LLC, 3.20%, 04/01/2032	3,307,000	3,003,427
Realty Income Corp.
5.63%, 10/13/2032	4,145,000	4,232,991
2.85%, 12/15/2032	3,856,000	3,374,686
Simon Property Group L.P.
2.25%, 01/15/2032	3,855,000	3,339,632
2.65%, 02/01/2032	3,854,000	3,400,314
		17,351,050
Semiconductors & Semiconductor Equipment-4.40%
Advanced Micro Devices, Inc., 3.92%, 06/01/2032(b)	2,756,000	2,588,508
Broadcom, Inc.
4.55%, 02/15/2032	4,836,000	4,632,801
4.15%, 04/15/2032	6,570,000	6,151,566
5.20%, 04/15/2032	6,074,000	6,016,571
4.90%, 07/15/2032	9,662,000	9,378,599
4.30%, 11/15/2032	11,039,000	10,345,742
Intel Corp.
4.15%, 08/05/2032	6,898,000	6,482,533
4.00%, 12/15/2032	4,139,000	3,838,217
KLA Corp., 4.65%, 07/15/2032	5,517,000	5,396,791
Micron Technology, Inc., 2.70%, 04/15/2032	5,523,000	4,871,544
QUALCOMM, Inc.
1.65%, 05/20/2032(b)	6,814,000	5,696,064
4.25%, 05/20/2032	2,755,000	2,663,919
Skyworks Solutions, Inc., 5.75%, 01/10/2032	450,000	446,884
		68,509,739
Software-3.32%
Oracle Corp.
5.25%, 02/03/2032	6,897,000	6,621,820
4.80%, 09/26/2032	16,559,000	15,316,498
6.25%, 11/09/2032	12,426,000	12,384,135
Roper Technologies, Inc., 4.75%, 02/15/2032(b)	2,748,000	2,679,582
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
August 31, 2026
	Principal Amount	Value
Software-(continued)
Synopsys, Inc., 5.00%, 04/01/2032	$8,285,000	$8,182,211
Workday, Inc., 3.80%, 04/01/2032	6,903,000	6,416,600
		51,600,846
Specialized REITs-1.93%
American Tower Corp.
4.05%, 03/15/2032	3,588,000	3,379,797
4.70%, 12/15/2032	4,682,000	4,520,998
Equinix, Inc., 3.90%, 04/15/2032	6,627,000	6,143,093
Extra Space Storage L.P.
4.90%, 02/01/2032	3,020,000	2,972,128
2.35%, 03/15/2032	3,297,000	2,833,066
GLP Capital L.P./GLP Financing II, Inc., 3.25%, 01/15/2032	4,419,000	3,903,977
Prologis L.P., 2.25%, 01/15/2032	2,684,000	2,325,834
Weyerhaeuser Co., 7.38%, 03/15/2032	3,614,000	3,974,672
		30,053,565
Specialty Retail-3.92%
AutoNation, Inc., 3.85%, 03/01/2032	3,865,000	3,560,447
AutoZone, Inc., 4.75%, 08/01/2032	4,145,000	4,040,988
Dell International LLC/EMC Corp.
5.30%, 04/01/2032	5,520,000	5,529,373
4.75%, 10/06/2032	6,906,000	6,706,852
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	4,138,000	3,707,403
Home Depot, Inc. (The)
3.25%, 04/15/2032	6,897,000	6,338,048
4.50%, 09/15/2032(b)	6,898,000	6,752,098
Leidos, Inc., 5.40%, 03/15/2032	2,754,000	2,763,000
Lowe’s Cos., Inc.
3.75%, 04/01/2032	8,279,000	7,708,807
4.50%, 10/15/2032	7,180,000	6,906,525
O’Reilly Automotive, Inc., 4.70%, 06/15/2032	4,695,000	4,589,536
Tractor Supply Co., 5.20%, 01/30/2032	2,376,000	2,371,890
		60,974,967
Technology Hardware, Storage & Peripherals-1.30%
Apple, Inc.
4.50%, 05/12/2032(b)	5,519,000	5,475,182
3.35%, 08/08/2032	8,265,000	7,695,992
HP, Inc., 4.20%, 04/15/2032	3,737,000	3,518,574
NetApp, Inc., 5.50%, 03/17/2032	3,454,000	3,472,346
		20,162,094
Textiles, Apparel & Luxury Goods-0.33%
Ralph Lauren Corp., 5.00%, 06/15/2032	2,754,000	2,747,069
Tapestry, Inc., 3.05%, 03/15/2032	2,754,000	2,459,716
		5,206,785
Tobacco-2.28%
Altria Group, Inc., 2.45%, 02/04/2032	9,660,000	8,407,450
B.A.T. Capital Corp. (United Kingdom)
4.74%, 03/16/2032	4,955,000	4,850,331
5.35%, 08/15/2032	5,517,000	5,544,955
7.75%, 10/19/2032	3,303,000	3,702,749
	Principal Amount	Value
Tobacco-(continued)
Philip Morris International, Inc.
4.25%, 10/29/2032	$4,684,000	$4,464,795
5.75%, 11/17/2032	8,279,000	8,527,949
		35,498,229
Trading Companies & Distributors-0.24%
Sumisho Air Lease Corp., 2.88%, 01/15/2032	4,145,000	3,665,583
Water Utilities-0.28%
American Water Capital Corp., 4.45%, 06/01/2032	4,415,000	4,285,737
Wireless Telecommunication Services-2.21%
Rogers Communications, Inc. (Canada), 3.80%, 03/15/2032	10,758,000	9,891,212
Sprint Capital Corp., 8.75%, 03/15/2032	11,036,000	12,800,111
T-Mobile USA, Inc.
2.70%, 03/15/2032	5,521,000	4,849,162
5.13%, 05/15/2032	6,898,000	6,859,868
		34,400,353
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,549,995,263)		1,531,124,958
	Shares
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(c)(d) (Cost $3,706,064)	3,706,064	3,706,064
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.68% (Cost $1,553,701,327)		1,534,831,022
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.94%
Invesco Private Government Fund, 3.73%(c)(d)(e)	12,707,246	12,707,246
Invesco Private Prime Fund, 3.82%(c)(d)(e)	33,002,156	33,008,756
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $45,713,703)		45,716,002
TOTAL INVESTMENTS IN SECURITIES-101.62% (Cost $1,599,415,030)		1,580,547,024
OTHER ASSETS LESS LIABILITIES-(1.62)%		(25,205,039)
NET ASSETS-100.00%		$1,555,341,985

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
August 31, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$516,420	$81,816,505	$(78,626,861)	$-	$-	$3,706,064	$110,697
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,856,492	122,034,739	(116,183,985)	-	-	12,707,246	500,936 *
Invesco Private Prime Fund	17,873,525	269,217,490	(254,076,230)	1,929	(7,958)	33,008,756	1,351,837 *
Total	$25,246,437	$473,068,734	$(448,887,076)	$1,929	$(7,958)	$49,422,066	$1,963,470

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.55%
Aerospace & Defense-2.28%
HEICO Corp., 5.35%, 08/01/2033	$2,148,000	$2,145,924
Honeywell Aerospace, Inc., 4.60%, 03/16/2033	5,000,000	4,836,024
L3Harris Technologies, Inc., 5.40%, 07/31/2033	5,184,000	5,205,744
Lockheed Martin Corp., 5.25%, 01/15/2033(b)	3,539,000	3,604,787
Northrop Grumman Corp., 4.70%, 03/15/2033	3,542,000	3,453,792
RTX Corp., 5.15%, 02/27/2033	4,321,000	4,326,908
		23,573,179
Air Freight & Logistics-0.30%
United Parcel Service, Inc., 4.88%, 03/03/2033(b)	3,114,000	3,106,442
Automobile Components-0.17%
Magna International, Inc. (Canada), 5.50%, 03/21/2033	1,765,000	1,778,985
Automobiles-1.78%
Ford Motor Credit Co. LLC
5.75%, 04/06/2033	3,450,000	3,396,819
6.11%, 08/15/2033	2,000,000	1,997,897
7.12%, 11/07/2033	4,475,000	4,709,404
Toyota Motor Corp. (Japan), 5.12%, 07/13/2033(b)	1,765,000	1,777,120
Toyota Motor Credit Corp.
4.70%, 01/12/2033	1,765,000	1,726,621
Series B, 4.60%, 03/11/2033	3,110,000	3,007,475
Series B, 5.00%, 07/08/2033	1,774,000	1,748,737
		18,364,073
Banks-4.67%
Banco Santander S.A. (Spain)
6.92%, 08/08/2033	6,987,000	7,415,968
6.94%, 11/07/2033	5,319,000	5,825,142
Canadian Imperial Bank of Commerce (Canada), 6.09%, 10/03/2033	3,884,000	4,066,792
Citigroup, Inc., 6.00%, 10/31/2033(b)	2,264,000	2,322,966
KeyBank N.A., 5.00%, 01/26/2033	3,539,000	3,441,375
Royal Bank of Canada (Canada)
5.00%, 02/01/2033	5,874,000	5,818,165
5.00%, 05/02/2033	3,174,000	3,144,487
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.77%, 01/13/2033	6,183,000	6,317,188
5.78%, 07/13/2033	2,330,000	2,376,607
5.81%, 09/14/2033(b)	3,214,000	3,293,929
Toronto-Dominion Bank (The) (Canada), 4.87%, 04/22/2033	4,320,000	4,209,555
		48,232,174
Beverages-1.38%
Brown-Forman Corp., 4.75%, 04/15/2033	2,322,000	2,250,335
Constellation Brands, Inc., 4.90%, 05/01/2033	2,687,000	2,610,361
	Principal Amount	Value
Beverages-(continued)
Diageo Capital PLC (United Kingdom)
5.50%, 01/24/2033	$2,645,000	$2,679,969
5.63%, 10/05/2033	3,215,000	3,283,138
PepsiCo, Inc., 4.45%, 02/15/2033(b)	3,460,000	3,380,799
		14,204,602
Biotechnology-2.80%
AbbVie, Inc.
4.40%, 03/15/2033	4,320,000	4,142,950
5.05%, 09/15/2033	4,066,000	4,029,152
Amgen, Inc.
4.20%, 03/01/2033	2,597,000	2,457,270
5.25%, 03/02/2033	14,698,000	14,712,858
Gilead Sciences, Inc., 5.25%, 10/15/2033	3,534,000	3,564,924
		28,907,154
Broadline Retail-2.76%
Amazon.com, Inc.
4.55%, 03/13/2033	13,830,000	13,324,114
4.35%, 03/20/2033	5,184,000	4,939,872
5.10%, 07/09/2033	10,370,000	10,255,393
		28,519,379
Building Products-0.21%
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033(b)	2,119,000	2,172,232
Capital Markets-1.76%
Ameriprise Financial, Inc., 5.15%, 05/15/2033	2,597,000	2,593,634
BlackRock, Inc., 4.75%, 05/25/2033	4,321,000	4,250,032
Goldman Sachs Group, Inc. (The), 6.13%, 02/15/2033	3,651,000	3,838,108
Nomura Holdings, Inc. (Japan)
6.18%, 01/18/2033	2,688,000	2,791,961
6.09%, 07/12/2033	2,079,000	2,152,540
S&P Global, Inc., 5.25%, 09/15/2033	2,581,000	2,596,734
		18,223,009
Chemicals-1.62%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	2,119,000	2,094,089
Dow Chemical Co. (The), 6.30%, 03/15/2033	2,029,000	2,120,248
Eastman Chemical Co., 5.75%, 03/08/2033	1,765,000	1,796,063
Ecolab, Inc., 5.15%, 06/15/2033	5,188,000	5,165,550
EIDP, Inc., 4.80%, 05/15/2033(b)	2,149,000	2,054,567
LYB International Finance III LLC, 5.63%, 05/15/2033	1,765,000	1,764,725
Mosaic Co. (The), 5.45%, 11/15/2033(b)	1,765,000	1,747,198
		16,742,440
Commercial Services & Supplies-1.07%
Republic Services, Inc.
2.38%, 03/15/2033	2,424,000	2,070,389
5.00%, 12/15/2033	2,332,000	2,313,927
Veralto Corp., 5.45%, 09/18/2033	2,424,000	2,439,172
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
August 31, 2026
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Waste Connections, Inc., 4.20%, 01/15/2033(b)	$2,597,000	$2,462,310
Waste Management, Inc., 4.63%, 02/15/2033	1,766,000	1,724,616
		11,010,414
Construction & Engineering-0.01%
Quanta Services, Inc., 5.30%, 08/09/2033	100,000	99,053
Consumer Finance-0.79%
Ally Financial, Inc., 6.70%, 02/14/2033	1,785,000	1,817,806
General Motors Financial Co., Inc., 6.40%, 01/09/2033	3,531,000	3,699,136
Synchrony Financial, 7.25%, 02/02/2033(b)	2,591,000	2,684,401
		8,201,343
Consumer Staples Distribution & Retail-1.40%
Dollar General Corp., 5.45%, 07/05/2033	3,529,000	3,533,690
Target Corp., 4.40%, 01/15/2033	1,765,000	1,712,693
Walmart, Inc.
4.10%, 04/15/2033	5,184,000	4,964,478
4.45%, 04/30/2033	4,320,000	4,211,450
		14,422,311
Containers & Packaging-0.35%
Amcor Finance (USA), Inc., 5.63%, 05/26/2033	1,765,000	1,786,275
WRKCo, Inc., 3.00%, 06/15/2033	2,079,000	1,808,868
		3,595,143
Distributors-0.21%
LKQ Corp., 6.25%, 06/15/2033(b)	2,149,000	2,201,579
Diversified REITs-0.25%
Equinix Europe 2 Financing Corp. LLC, 4.70%, 03/15/2033	2,764,000	2,630,504
Diversified Telecommunication Services-3.62%
AT&T, Inc.
4.75%, 04/30/2033	6,920,000	6,660,817
2.55%, 12/01/2033	12,946,000	10,698,010
Bell Canada (Canada), 5.10%, 05/11/2033(b)	2,942,000	2,883,476
Verizon Communications, Inc.
4.75%, 01/15/2033	6,913,000	6,692,594
5.05%, 05/09/2033	3,455,000	3,415,399
4.50%, 08/10/2033	7,389,000	7,013,597
		37,363,893
Electric Utilities-7.32%
American Electric Power Co., Inc., 5.63%, 03/01/2033	2,942,000	2,998,801
Arizona Public Service Co., 5.55%, 08/01/2033	1,765,000	1,779,967
Baltimore Gas and Electric Co., 5.15%, 06/01/2033	1,580,000	1,566,747
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/2033	2,119,000	2,079,180
Consolidated Edison Co. of New York, Inc., 5.20%, 03/01/2033	1,765,000	1,769,643
	Principal Amount	Value
Electric Utilities-(continued)
Constellation Energy Generation LLC, 5.80%, 03/01/2033	$2,070,000	$2,121,871
Duke Energy Carolinas LLC, 4.95%, 01/15/2033	4,411,000	4,366,459
Duke Energy Corp., 5.75%, 09/15/2033	2,122,000	2,167,269
Duke Energy Florida LLC, 5.88%, 11/15/2033	2,149,000	2,225,008
Duke Energy Progress LLC, 5.25%, 03/15/2033	1,785,000	1,793,836
Entergy Louisiana LLC, 4.00%, 03/15/2033	2,687,000	2,503,033
Eversource Energy, 5.13%, 05/15/2033	2,859,000	2,807,588
Exelon Corp., 5.30%, 03/15/2033	2,942,000	2,932,780
Florida Power & Light Co.
5.10%, 04/01/2033	2,597,000	2,583,897
4.80%, 05/15/2033	2,597,000	2,543,296
Georgia Power Co., 4.95%, 05/17/2033(b)	3,459,000	3,415,714
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	2,292,000	2,368,143
NextEra Energy Capital Holdings, Inc., 5.05%, 02/28/2033	3,529,000	3,476,923
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	2,769,000	2,826,822
Pacific Gas and Electric Co.
6.15%, 01/15/2033	2,687,000	2,761,274
6.40%, 06/15/2033	3,976,000	4,124,804
PacifiCorp, 5.45%, 04/15/2033	2,860,000	2,847,226
PECO Energy Co., 4.90%, 06/15/2033	2,028,000	2,003,137
PPL Electric Utilities Corp., 5.00%, 05/15/2033	2,116,000	2,093,077
Public Service Electric and Gas Co.
4.65%, 03/15/2033	1,765,000	1,721,414
5.20%, 08/01/2033	1,725,000	1,731,409
Southern California Edison Co., 4.80%, 03/15/2033	2,150,000	2,055,997
Southern Co. (The), 5.20%, 06/15/2033	2,597,000	2,568,768
Virginia Electric and Power Co., 5.00%, 04/01/2033	2,687,000	2,647,215
Xcel Energy, Inc., 5.45%, 08/15/2033	2,770,000	2,775,980
		75,657,278
Electrical Equipment-0.64%
Hubbell, Inc., 4.90%, 06/15/2033	2,150,000	2,094,311
Regal Rexnord Corp., 6.40%, 04/15/2033	4,319,000	4,487,619
		6,581,930
Electronic Equipment, Instruments & Components-0.84%
Amphenol Corp., 4.40%, 02/15/2033	4,326,000	4,139,117
Jabil, Inc., 4.75%, 02/01/2033	1,770,000	1,694,449
Trimble, Inc., 6.10%, 03/15/2033	2,769,000	2,846,478
		8,680,044
Energy Equipment & Services-0.41%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.65%, 06/15/2033	2,680,000	2,580,015
Schlumberger Investment S.A., 4.80%, 05/07/2033(b)	1,730,000	1,693,867
		4,273,882
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
August 31, 2026
	Principal Amount	Value
Financial Services-2.82%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.75%, 01/15/2033	$3,040,000	$2,922,903
3.40%, 10/29/2033	5,184,000	4,526,368
Apollo Global Management, Inc., 6.38%, 11/15/2033(b)	1,770,000	1,857,475
Brookfield Capital Finance LLC (Canada), 6.09%, 06/14/2033	1,937,000	1,995,483
Equitable Holdings, Inc., 5.59%, 01/11/2033	1,765,000	1,778,924
Fiserv, Inc.
5.60%, 03/02/2033	3,174,000	3,150,737
5.63%, 08/21/2033	4,494,000	4,452,445
Global Payments, Inc., 5.40%, 03/15/2033	1,770,000	1,722,273
Mastercard, Inc., 4.85%, 03/09/2033	2,597,000	2,573,952
Visa, Inc., 4.40%, 02/12/2033	2,420,000	2,348,355
Vornado Realty L.P., 5.75%, 02/01/2033	1,770,000	1,765,101
		29,094,016
Food Products-2.09%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033(b)	1,765,000	1,708,825
B.A.T Capital Corp. (United Kingdom), 5.30%, 08/05/2033	1,000,000	995,071
Bunge Ltd. Finance Corp., 4.80%, 03/19/2033	1,770,000	1,726,573
General Mills, Inc., 4.95%, 03/29/2033	3,529,000	3,453,210
J.M. Smucker Co. (The), 6.20%, 11/15/2033	3,529,000	3,704,665
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.75%, 04/01/2033	5,743,000	5,828,421
McCormick & Co., Inc., 4.95%, 04/15/2033(b)	1,765,000	1,729,737
Pilgrim’s Pride Corp., 6.25%, 07/01/2033	2,325,000	2,405,296
		21,551,798
Gas Utilities-0.42%
Atmos Energy Corp., 5.90%, 11/15/2033	2,506,000	2,606,830
Southern California Gas Co., 5.20%, 06/01/2033	1,765,000	1,760,284
		4,367,114
Ground Transportation-0.88%
CSX Corp., 5.20%, 11/15/2033	2,149,000	2,155,687
Norfolk Southern Corp., 4.45%, 03/01/2033	1,769,000	1,707,325
Ryder System, Inc., 6.60%, 12/01/2033	2,079,000	2,226,045
Union Pacific Corp., 4.50%, 01/20/2033	3,109,000	3,040,990
		9,130,047
Health Care Equipment & Supplies-1.45%
Abbott Laboratories, 4.30%, 03/15/2033	9,510,000	9,091,987
Augusta SpinCo Corp., 4.95%, 03/23/2033	2,590,000	2,534,675
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	3,530,000	3,401,962
		15,028,624
	Principal Amount	Value
Health Care Providers & Services-4.71%
Cencora, Inc., 4.60%, 02/13/2033	$1,770,000	$1,709,290
Cigna Group (The), 5.40%, 03/15/2033	2,769,000	2,794,278
CVS Health Corp.
5.25%, 02/21/2033	6,050,000	6,028,243
5.30%, 06/01/2033	4,409,000	4,382,315
Elevance Health, Inc., 4.75%, 02/15/2033	3,529,000	3,420,286
HCA, Inc.
5.00%, 05/15/2033	2,590,000	2,524,477
5.50%, 06/01/2033	4,323,000	4,339,979
Humana, Inc., 5.88%, 03/01/2033	2,683,000	2,726,900
McKesson Corp., 5.10%, 07/15/2033(b)	2,149,000	2,145,485
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/2033	2,065,000	2,079,890
Quest Diagnostics, Inc., 6.40%, 11/30/2033	2,597,000	2,761,229
UnitedHealth Group, Inc.
5.35%, 02/15/2033	6,919,000	6,979,529
4.50%, 04/15/2033	5,183,000	4,976,268
UPMC, 5.04%, 05/15/2033	1,790,000	1,767,464
		48,635,633
Health Care REITs-0.64%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	3,459,000	2,773,695
Healthpeak OP LLC, 4.75%, 01/15/2033	1,785,000	1,721,884
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	2,424,000	2,107,402
		6,602,981
Hotels, Restaurants & Leisure-1.51%
Darden Restaurants, Inc., 6.30%, 10/10/2033	1,785,000	1,871,936
Las Vegas Sands Corp., 5.65%, 05/18/2033	1,600,000	1,575,535
Marriott International, Inc.
4.50%, 05/01/2033	2,150,000	2,047,645
Series II, 2.75%, 10/15/2033(b)	2,504,000	2,137,766
McDonald’s Corp., 4.95%, 08/14/2033	2,149,000	2,140,963
Royal Caribbean Cruises Ltd., 4.75%, 05/15/2033	4,320,000	4,120,648
Starbucks Corp., 4.80%, 02/15/2033	1,775,000	1,736,298
		15,630,791
Household Products-0.44%
Colgate-Palmolive Co., 4.60%, 03/01/2033(b)	1,765,000	1,761,518
Procter & Gamble Co. (The), 4.05%, 01/26/2033(b)	2,941,000	2,832,185
		4,593,703
Industrial Conglomerates-0.91%
Eaton Corp.
4.50%, 03/06/2033	3,590,000	3,459,267
4.15%, 03/15/2033	4,586,000	4,359,527
Honeywell International, Inc., 5.00%, 02/15/2033(b)	1,590,000	1,597,832
		9,416,626
Insurance-2.18%
Allstate Corp. (The), 5.25%, 03/30/2033	2,597,000	2,600,051
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
August 31, 2026
	Principal Amount	Value
Insurance-(continued)
American International Group, Inc., 5.13%, 03/27/2033	$2,597,000	$2,572,237
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	2,687,000	2,682,572
Fairfax Financial Holdings Ltd. (Canada), 6.00%, 12/07/2033	2,595,000	2,655,266
Marsh & McLennan Cos., Inc., 5.40%, 09/15/2033	2,149,000	2,168,878
MetLife, Inc., 5.38%, 07/15/2033	3,529,000	3,573,195
Progressive Corp. (The), 4.95%, 06/15/2033(b)	1,765,000	1,750,546
Travelers Property Casualty Corp., 6.38%, 03/15/2033	1,765,000	1,892,149
Willis North America, Inc., 5.35%, 05/15/2033(b)	2,687,000	2,676,390
		22,571,284
Interactive Media & Services-2.95%
Alphabet, Inc.
4.40%, 02/15/2033	10,374,000	9,931,531
5.20%, 08/15/2033	8,000,000	7,973,597
Meta Platforms, Inc.
4.88%, 05/15/2033	6,920,000	6,686,630
4.95%, 05/15/2033	6,046,000	5,909,223
		30,500,981
IT Services-0.41%
International Business Machines Corp.
4.60%, 02/03/2033	1,730,000	1,663,877
4.75%, 02/06/2033(b)	2,597,000	2,531,593
		4,195,470
Life Sciences Tools & Services-0.58%
Thermo Fisher Scientific, Inc.
4.55%, 06/15/2033	2,590,000	2,498,307
5.09%, 08/10/2033	3,529,000	3,515,217
		6,013,524
Machinery-1.45%
Ingersoll Rand, Inc., 5.70%, 08/14/2033	3,539,000	3,610,549
John Deere Capital Corp., Series I, 5.15%, 09/08/2033	3,527,000	3,544,985
Nordson Corp., 5.80%, 09/15/2033	1,765,000	1,803,475
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	1,765,000	1,787,401
Trane Technologies Financing Ltd., 5.25%, 03/03/2033	2,424,000	2,439,426
Xylem, Inc., 5.20%, 06/01/2033	1,790,000	1,785,095
		14,970,931
Media-2.82%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.40%, 04/01/2033	3,461,000	3,117,253
Comcast Corp.
4.25%, 01/15/2033	5,874,000	5,509,913
4.65%, 02/15/2033(b)	3,529,000	3,380,932
7.05%, 03/15/2033	2,687,000	2,926,471
4.80%, 05/15/2033	3,529,000	3,412,043
Fox Corp., 6.50%, 10/13/2033	4,320,000	4,552,267
	Principal Amount	Value
Media-(continued)
Omnicom Group, Inc., 5.00%, 06/02/2033	$2,510,000	$2,423,906
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	3,462,000	3,780,792
		29,103,577
Metals & Mining-0.26%
Rio Tinto Alcan, Inc. (Canada), 6.13%, 12/15/2033	2,597,000	2,721,246
Multi-Utilities-1.30%
Ameren Illinois Co., 4.95%, 06/01/2033	1,765,000	1,737,600
Consumers Energy Co., 4.63%, 05/15/2033	2,423,000	2,349,385
Dominion Energy, Inc., Series F, 5.25%, 08/01/2033	1,821,000	1,799,238
DTE Electric Co., 5.20%, 04/01/2033	2,119,000	2,124,657
National Grid PLC (United Kingdom), 5.81%, 06/12/2033	2,859,000	2,929,871
Sempra, 5.50%, 08/01/2033	2,423,000	2,438,324
		13,379,075
Office REITs-0.40%
Boston Properties L.P., 2.45%, 10/01/2033	2,935,000	2,389,718
Cousins Properties L.P., 4.88%, 03/01/2033	1,791,000	1,713,847
		4,103,565
Oil, Gas & Consumable Fuels-9.74%
BP Capital Markets America, Inc.
4.81%, 02/13/2033	7,775,000	7,619,465
4.89%, 09/11/2033	5,188,000	5,095,112
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	4,839,000	4,981,277
ConocoPhillips Co., 5.05%, 09/15/2033	3,527,000	3,519,912
Diamondback Energy, Inc., 6.25%, 03/15/2033	3,879,000	4,073,101
Enbridge, Inc. (Canada)
5.70%, 03/08/2033	7,948,000	8,096,752
2.50%, 08/01/2033	3,526,000	2,961,733
Energy Transfer L.P.
5.75%, 02/15/2033	5,187,000	5,295,583
6.55%, 12/01/2033	5,184,000	5,507,108
Enterprise Products Operating LLC
5.35%, 01/31/2033	3,534,000	3,571,040
Series D, 6.88%, 03/01/2033	1,790,000	1,962,482
Hess Corp., 7.13%, 03/15/2033	1,905,000	2,112,333
Kinder Morgan Energy Partners L.P., 7.30%, 08/15/2033	1,765,000	1,955,036
Kinder Morgan, Inc.
4.80%, 02/01/2033	2,597,000	2,530,562
5.20%, 06/01/2033	5,186,000	5,165,569
MPLX L.P.
5.00%, 01/15/2033	2,686,000	2,627,979
5.00%, 03/01/2033	3,884,000	3,800,509
ONEOK, Inc., 6.05%, 09/01/2033	5,184,000	5,345,251
Ovintiv, Inc., 6.25%, 07/15/2033	2,116,000	2,212,472
Phillips 66 Co., 5.30%, 06/30/2033	3,174,000	3,183,684
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	1,765,000	1,803,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
August 31, 2026
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Targa Resources Corp.
4.20%, 02/01/2033	$2,687,000	$2,512,479
6.13%, 03/15/2033	3,174,000	3,290,354
TotalEnergies Capital USA LLC (France), 4.57%, 01/13/2033	4,320,000	4,179,012
Western Midstream Operating L.P., 6.15%, 04/01/2033	2,683,000	2,767,842
Williams Cos., Inc. (The), 5.65%, 03/15/2033	4,415,000	4,470,010
		100,639,657
Personal Care Products-0.92%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/2033	2,424,000	2,340,598
Kenvue, Inc., 4.90%, 03/22/2033	4,411,000	4,349,861
Unilever Capital Corp. (United Kingdom), 5.00%, 12/08/2033	2,769,000	2,764,819
		9,455,278
Pharmaceuticals-3.48%
AstraZeneca Finance LLC (United Kingdom)
4.30%, 03/02/2033	2,150,000	2,057,729
4.88%, 03/03/2033	1,765,000	1,748,339
Bristol-Myers Squibb Co., 5.90%, 11/15/2033	2,592,000	2,702,093
Eli Lilly and Co.
4.70%, 02/27/2033	3,529,000	3,478,867
4.65%, 05/20/2033	4,410,000	4,310,180
Johnson & Johnson
4.95%, 05/15/2033	1,785,000	1,811,055
4.38%, 12/05/2033(b)	2,942,000	2,867,970
Merck & Co., Inc.
4.50%, 05/17/2033	5,184,000	5,042,083
4.95%, 05/22/2033	2,714,000	2,689,587
6.50%, 12/01/2033	2,338,000	2,530,316
Novartis Capital Corp., 4.60%, 03/18/2033	6,920,000	6,743,298
		35,981,517
Professional Services-0.54%
Concentrix Corp., 6.85%, 08/02/2033(b)	1,897,000	1,829,574
Equifax, Inc., 5.65%, 08/15/2033	100,000	100,258
Jacobs Engineering Group, Inc., 5.90%, 03/01/2033	1,785,000	1,814,977
Verisk Analytics, Inc., 5.75%, 04/01/2033	1,765,000	1,798,591
		5,543,400
Real Estate Management & Development-0.25%
CBRE Services, Inc., 4.90%, 01/15/2033	2,682,000	2,604,183
Residential REITs-0.40%
Invitation Homes Operating Partnership L.P., 4.95%, 01/15/2033	2,149,000	2,086,631
Mid-America Apartments, L.P., 4.65%, 01/15/2033	2,149,000	2,073,666
		4,160,297
Retail REITs-1.08%
Kimco Realty OP LLC, 4.60%, 02/01/2033	2,292,000	2,210,505
NNN REIT, Inc., 5.60%, 10/15/2033	1,765,000	1,782,382
	Principal Amount	Value
Retail REITs-(continued)
Realty Income Corp.
4.75%, 04/15/2033	$2,860,000	$2,773,625
4.90%, 07/15/2033	2,114,000	2,061,514
Simon Property Group L.P., 5.50%, 03/08/2033	2,332,000	2,361,450
		11,189,476
Semiconductors & Semiconductor Equipment-4.79%
Advanced Micro Devices, Inc., 5.25%, 08/17/2033	2,937,000	2,905,052
Broadcom, Inc.
4.60%, 01/15/2033(b)	4,411,000	4,187,881
2.60%, 02/15/2033	6,041,000	5,068,907
3.42%, 04/15/2033	7,772,000	6,819,863
Intel Corp.
5.20%, 02/10/2033	7,781,000	7,696,161
5.00%, 08/15/2033	3,540,000	3,439,644
Marvell Technology, Inc., 5.95%, 09/15/2033	1,765,000	1,812,805
NVIDIA Corp., 4.75%, 06/15/2033	12,099,000	11,720,361
QUALCOMM, Inc., 5.40%, 05/20/2033(b)	2,514,000	2,556,532
Texas Instruments, Inc., 4.90%, 03/14/2033	3,349,000	3,324,417
		49,531,623
Software-3.54%
Accenture Capital, Inc., 5.30%, 07/10/2033	3,890,000	3,862,903
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	2,243,000	2,253,258
Intuit, Inc., 5.20%, 09/15/2033	4,321,000	4,266,145
Oracle Corp.
4.90%, 02/06/2033	5,184,000	4,776,431
5.35%, 05/04/2033	10,370,000	9,776,591
Salesforce, Inc., 5.20%, 03/15/2033	9,510,000	9,393,833
ServiceNow, Inc., 5.05%, 05/15/2033	2,245,000	2,207,204
		36,536,365
Specialized REITs-2.54%
American Tower Corp.
5.65%, 03/15/2033	2,769,000	2,809,591
5.55%, 07/15/2033	3,002,000	3,016,883
5.90%, 11/15/2033	2,597,000	2,662,227
Crown Castle, Inc., 5.10%, 05/01/2033	2,607,000	2,536,137
Equinix, Inc., 5.50%, 08/15/2033	300,000	296,569
Extra Space Storage L.P., 4.95%, 01/15/2033	2,859,000	2,788,088
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 02/15/2033	2,119,000	2,041,835
Prologis L.P.
4.63%, 01/15/2033	2,332,000	2,267,616
4.75%, 06/15/2033	2,684,000	2,615,404
Public Storage Operating Co., 5.10%, 08/01/2033	2,424,000	2,409,041
SBA Communications Corp., 5.45%, 07/15/2033	2,840,000	2,805,722
		26,249,113
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
August 31, 2026
	Principal Amount	Value
Specialty Retail-1.98%
AutoZone, Inc.
4.75%, 02/01/2033	$1,898,000	$1,843,114
6.55%, 11/01/2033	1,765,000	1,882,880
Dell International LLC/EMC Corp., 5.75%, 02/01/2033	3,529,000	3,604,906
Leidos, Inc., 5.75%, 03/15/2033	2,596,000	2,635,276
Lowe’s Cos., Inc.
5.00%, 04/15/2033	4,414,000	4,359,004
5.15%, 07/01/2033	3,457,000	3,427,836
Tractor Supply Co., 5.25%, 05/15/2033(b)	2,683,000	2,667,929
		20,420,945
Technology Hardware, Storage & Peripherals-0.92%
Apple, Inc., 4.30%, 05/10/2033(b)	3,539,000	3,455,780
Hewlett Packard Enterprise Co., 5.25%, 04/01/2033	2,120,000	2,096,585
HP, Inc., 5.50%, 01/15/2033	3,884,000	3,900,845
		9,453,210
Tobacco-1.98%
Altria Group, Inc., 6.88%, 11/01/2033	1,795,000	1,950,859
B.A.T. Capital Corp. (United Kingdom)
4.63%, 03/22/2033	2,597,000	2,488,672
6.42%, 08/02/2033	4,411,000	4,665,623
Philip Morris International, Inc.
5.38%, 02/15/2033	7,778,000	7,850,198
5.63%, 09/07/2033	3,462,000	3,536,020
		20,491,372
Wireless Telecommunication Services-1.53%
T-Mobile USA, Inc.
4.63%, 01/15/2033	2,859,000	2,743,215
5.20%, 01/15/2033	4,321,000	4,292,615
5.05%, 07/15/2033	8,988,000	8,803,682
		15,839,512
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,032,334,317)		1,018,247,977
	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(c)(d) (Cost $604,798)	604,798	$604,798
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.61% (Cost $1,032,939,115)		1,018,852,775
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.15%
Invesco Private Government Fund, 3.73%(c)(d)(e)	9,030,177	9,030,177
Invesco Private Prime Fund, 3.82%(c)(d)(e)	23,469,211	23,473,905
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,503,488)		32,504,082
TOTAL INVESTMENTS IN SECURITIES-101.76% (Cost $1,065,442,603)		1,051,356,857
OTHER ASSETS LESS LIABILITIES-(1.76)%		(18,134,916)
NET ASSETS-100.00%		$1,033,221,941

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$647,772	$60,410,972	$(60,453,946)	$-	$-	$604,798	$80,875
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
August 31, 2026
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,554,853	$90,722,813	$(89,247,489)	$-	$-	$9,030,177	$336,327 *
Invesco Private Prime Fund	19,625,700	182,410,692	(178,558,279)	(516)	(3,692)	23,473,905	916,230 *
Total	$27,828,325	$333,544,477	$(328,259,714)	$(516)	$(3,692)	$33,108,880	$1,333,432

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.24%
Aerospace & Defense-2.99%
Boeing Co. (The)
3.60%, 05/01/2034	$1,905,000	$1,684,650
6.53%, 05/01/2034	5,597,000	5,974,905
L3Harris Technologies, Inc., 5.35%, 06/01/2034	1,682,000	1,674,853
Lockheed Martin Corp.
4.75%, 02/15/2034	1,905,000	1,856,660
4.80%, 08/15/2034	1,341,000	1,310,043
Northrop Grumman Corp., 4.90%, 06/01/2034	1,906,000	1,862,693
RTX Corp., 6.10%, 03/15/2034	3,359,000	3,531,884
		17,895,688
Air Freight & Logistics-0.53%
GXO Logistics, Inc., 6.50%, 05/06/2034	1,116,000	1,153,253
United Parcel Service, Inc., 5.15%, 05/22/2034(b)	2,012,000	2,015,564
		3,168,817
Automobiles-1.18%
American Honda Finance Corp., 4.90%, 01/10/2034	1,681,000	1,621,014
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	3,697,000	3,678,086
Toyota Motor Credit Corp., 4.80%, 01/05/2034	1,797,000	1,750,980
		7,050,080
Banks-2.55%
Banco Santander S.A. (Spain), 6.35%, 03/14/2034	2,805,000	2,896,978
Bank of Nova Scotia (The) (Canada), 5.65%, 02/01/2034	1,908,000	1,941,670
Citibank N.A., 5.57%, 04/30/2034	4,482,000	4,549,390
Royal Bank of Canada (Canada), 5.15%, 02/01/2034(b)	2,799,000	2,801,478
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.56%, 07/09/2034	3,024,000	3,038,834
		15,228,350
Beverages-1.69%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.00%, 06/15/2034	2,243,000	2,217,772
Coca-Cola Co. (The)
5.00%, 05/13/2034	2,242,000	2,254,699
4.65%, 08/14/2034(b)	1,682,000	1,653,907
Coca-Cola Consolidated, Inc., 5.45%, 06/01/2034	1,120,000	1,130,504
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	1,454,000	1,434,704
PepsiCo, Inc., 4.80%, 07/17/2034	1,458,000	1,433,956
		10,125,542
Biotechnology-1.29%
AbbVie, Inc., 5.05%, 03/15/2034	6,716,000	6,645,775
Gilead Sciences, Inc., 4.90%, 05/20/2034	1,120,000	1,099,107
		7,744,882
	Principal Amount	Value
Broadline Retail-0.46%
Amazon.com, Inc., 4.80%, 12/05/2034	$2,799,000	$2,724,989
Building Products-0.92%
Carrier Global Corp., 5.90%, 03/15/2034	1,956,000	2,018,921
CRH America Finance, Inc., 5.40%, 05/21/2034	1,683,000	1,678,345
Owens Corning, 5.70%, 06/15/2034	1,790,000	1,814,059
		5,511,325
Capital Markets-1.83%
Brookfield Finance, Inc. (Canada), 6.35%, 01/05/2034(b)	1,568,000	1,636,873
Jefferies Financial Group, Inc., 6.20%, 04/14/2034(b)	3,360,000	3,406,769
Moody’s Corp., 5.00%, 08/05/2034	1,118,000	1,096,395
Nasdaq, Inc., 5.55%, 02/15/2034	2,527,000	2,553,680
Nomura Holdings, Inc. (Japan), 5.78%, 07/03/2034	2,237,000	2,267,216
		10,960,933
Chemicals-1.89%
Air Products and Chemicals, Inc., 4.85%, 02/08/2034	2,575,000	2,516,345
CF Industries, Inc., 5.15%, 03/15/2034	1,682,000	1,646,171
Dow Chemical Co. (The)
5.15%, 02/15/2034	1,342,000	1,305,792
4.25%, 10/01/2034	1,050,000	948,035
Eastman Chemical Co., 5.63%, 02/20/2034	1,680,000	1,681,388
LYB International Finance III LLC, 5.50%, 03/01/2034(b)	1,681,000	1,656,184
Mosaic Co. (The), 5.65%, 01/15/2034	210,000	207,921
Nutrien Ltd. (Canada), 5.40%, 06/21/2034	1,342,000	1,339,395
		11,301,231
Commercial Services & Supplies-1.44%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/2034	1,347,000	1,306,320
Republic Services, Inc.
5.00%, 04/01/2034	1,788,000	1,765,064
5.20%, 11/15/2034	1,122,000	1,118,283
Waste Connections, Inc., 5.00%, 03/01/2034	1,684,000	1,653,983
Waste Management, Inc., 4.88%, 02/15/2034	2,801,000	2,761,831
		8,605,481
Communications Equipment-1.26%
Cisco Systems, Inc., 5.05%, 02/26/2034	5,599,000	5,531,435
Motorola Solutions, Inc., 5.40%, 04/15/2034	2,013,000	1,993,171
		7,524,606
Construction & Engineering-0.24%
Quanta Services, Inc., 5.25%, 08/09/2034	1,458,000	1,429,428
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
August 31, 2026
	Principal Amount	Value
Construction Materials-0.81%
Martin Marietta Materials, Inc.
5.40%, 01/30/2034	$1,500,000	$1,500,286
5.15%, 12/01/2034	1,681,000	1,645,585
Vulcan Materials Co., 5.35%, 12/01/2034	1,684,000	1,674,897
		4,820,768
Consumer Finance-1.33%
General Motors Financial Co., Inc.
6.10%, 01/07/2034	3,365,000	3,454,232
5.95%, 04/04/2034	2,799,000	2,845,041
5.45%, 09/06/2034	1,677,000	1,644,369
		7,943,642
Consumer Staples Distribution & Retail-1.26%
Kroger Co. (The), 5.00%, 09/15/2034	4,928,000	4,764,106
Sysco Corp., 6.00%, 01/17/2034	1,119,000	1,150,720
Target Corp., 4.50%, 09/15/2034(b)	1,681,000	1,602,181
		7,517,007
Containers & Packaging-0.92%
Berry Global, Inc., 5.65%, 01/15/2034	1,786,000	1,797,727
Smurfit Kappa Treasury Unlimited Co. (Ireland), 5.44%, 04/03/2034	2,232,000	2,227,892
Sonoco Products Co., 5.00%, 09/01/2034(b)	1,564,000	1,505,961
		5,531,580
Diversified REITs-0.68%
American Assets Trust L.P., 6.15%, 10/01/2034(b)	1,172,000	1,164,965
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	1,682,000	1,660,093
VICI Properties L.P., 5.75%, 04/01/2034	1,226,000	1,214,827
		4,039,885
Diversified Telecommunication Services-1.94%
AT&T, Inc., 5.40%, 02/15/2034	6,161,000	6,120,794
Bell Canada (Canada), 5.20%, 02/15/2034	1,564,000	1,535,143
Verizon Communications, Inc., 4.40%, 11/01/2034	4,232,000	3,927,660
		11,583,597
Electric Utilities-8.06%
Arizona Public Service Co., 5.70%, 08/15/2034	1,566,000	1,587,152
Consolidated Edison Co. of New York, Inc., 5.50%, 03/15/2034	1,348,000	1,367,061
Constellation Energy Generation LLC, 6.13%, 01/15/2034	1,117,000	1,162,166
Duke Energy Carolinas LLC, 4.85%, 01/15/2034	1,289,000	1,255,901
Duke Energy Corp., 5.45%, 06/15/2034	1,682,000	1,682,789
Duke Energy Progress LLC, 5.10%, 03/15/2034	1,116,000	1,112,830
Entergy Arkansas LLC, 5.45%, 06/01/2034	1,564,000	1,577,707
Entergy Louisiana LLC
5.35%, 03/15/2034	1,117,000	1,120,179
5.15%, 09/15/2034	1,564,000	1,541,186
Eversource Energy
5.50%, 01/01/2034	1,460,000	1,460,468
5.95%, 07/15/2034	1,569,000	1,610,235
	Principal Amount	Value
Electric Utilities-(continued)
Exelon Corp., 5.45%, 03/15/2034	$1,459,000	$1,456,926
Florida Power & Light Co., 5.30%, 06/15/2034	2,460,000	2,463,808
Georgia Power Co., 5.25%, 03/15/2034	2,018,000	2,011,222
NextEra Energy Capital Holdings, Inc., 5.25%, 03/15/2034	2,460,000	2,430,547
Pacific Gas and Electric Co.
6.95%, 03/15/2034	1,788,000	1,913,257
5.80%, 05/15/2034	2,460,000	2,464,012
PacifiCorp, 5.45%, 02/15/2034	2,464,000	2,442,523
PPL Capital Funding, Inc., 5.25%, 09/01/2034	1,681,000	1,654,451
PPL Electric Utilities Corp., 4.85%, 02/15/2034	1,461,000	1,424,063
Public Service Co. of Colorado, 5.35%, 05/15/2034	2,230,000	2,217,889
Public Service Electric and Gas Co., 4.85%, 08/01/2034	1,346,000	1,306,929
Southern California Edison Co.
6.00%, 01/15/2034	1,172,000	1,185,214
5.20%, 06/01/2034	2,013,000	1,948,951
Southern Co. (The), 5.70%, 03/15/2034	2,460,000	2,495,524
Union Electric Co., 5.20%, 04/01/2034	1,122,000	1,115,460
Virginia Electric and Power Co.
5.00%, 01/15/2034	1,118,000	1,089,712
5.05%, 08/15/2034	1,341,000	1,309,013
Xcel Energy, Inc., 5.50%, 03/15/2034	1,788,000	1,783,973
		48,191,148
Electronic Equipment, Instruments & Components-0.85%
Amphenol Corp., 5.25%, 04/05/2034	1,341,000	1,339,804
Arrow Electronics, Inc., 5.88%, 04/10/2034	1,096,000	1,108,584
Keysight Technologies, Inc., 4.95%, 10/15/2034	1,341,000	1,295,424
TD SYNNEX Corp., 6.10%, 04/12/2034	1,342,000	1,365,093
		5,108,905
Energy Equipment & Services-0.20%
Helmerich & Payne, Inc., 5.50%, 12/01/2034	1,230,000	1,192,849
Entertainment-0.76%
Netflix, Inc., 4.90%, 08/15/2034(b)	2,245,000	2,198,066
Walt Disney Co. (The), 6.20%, 12/15/2034	2,197,000	2,345,521
		4,543,587
Financial Services-4.48%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.30%, 01/19/2034	1,564,000	1,538,123
4.95%, 09/10/2034	2,460,000	2,351,349
BlackRock Funding, Inc., 5.00%, 03/14/2034	2,235,000	2,213,275
Blackstone Private Credit Fund, 6.00%, 11/22/2034(b)	1,776,000	1,693,445
Blackstone Reg Finance Co. L.L.C., 5.00%, 12/06/2034	1,679,000	1,623,854
Blue Owl Finance LLC, 6.25%, 04/18/2034	2,243,000	2,199,749
Corebridge Financial, Inc., 5.75%, 01/15/2034	1,684,000	1,700,168
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
August 31, 2026
	Principal Amount	Value
Financial Services-(continued)
Fiserv, Inc.
5.45%, 03/15/2034	$1,681,000	$1,636,016
5.15%, 08/12/2034	2,019,000	1,919,370
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034	2,230,000	2,246,730
LPL Holdings, Inc., 6.00%, 05/20/2034	1,117,000	1,127,864
Mastercard, Inc., 4.88%, 05/09/2034	2,236,000	2,202,160
PayPal Holdings, Inc., 5.15%, 06/01/2034(b)	1,905,000	1,857,919
State Street Bank and Trust Co., 5.22%, 07/23/2034	1,120,000	1,117,300
TPG Operating Group II L.P., 5.88%, 03/05/2034	1,346,000	1,353,836
		26,781,158
Food Products-1.72%
Bunge Ltd. Finance Corp., 4.65%, 09/17/2034	1,789,000	1,701,258
Campbell’s Co. (The), 5.40%, 03/21/2034	2,236,000	2,158,946
McCormick & Co., Inc., 4.70%, 10/15/2034	1,118,000	1,060,993
Mondelez International, Inc., 4.75%, 08/28/2034(b)	1,125,000	1,081,719
Pilgrim’s Pride Corp., 6.88%, 05/15/2034	1,117,000	1,195,962
Tyson Foods, Inc.
5.70%, 03/15/2034(b)	2,021,000	2,049,130
4.88%, 08/15/2034	1,117,000	1,071,933
		10,319,941
Gas Utilities-0.22%
Southern California Gas Co., 5.05%, 09/01/2034	1,348,000	1,317,273
Ground Transportation-1.01%
Canadian National Railway Co. (Canada)
6.25%, 08/01/2034	1,123,000	1,201,340
4.38%, 09/18/2034	1,680,000	1,597,625
Uber Technologies, Inc., 4.80%, 09/15/2034	3,364,000	3,218,204
		6,017,169
Health Care Equipment & Supplies-1.59%
Becton, Dickinson and Co., 5.11%, 02/08/2034	1,231,000	1,211,051
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	1,454,000	1,443,473
Solventum Corp., 5.60%, 03/23/2034	3,695,000	3,711,875
Stryker Corp., 4.63%, 09/11/2034	1,682,000	1,608,682
Zimmer Biomet Holdings, Inc., 5.20%, 09/15/2034	1,569,000	1,541,353
		9,516,434
Health Care Providers & Services-5.78%
Cardinal Health, Inc.
5.45%, 02/15/2034	1,118,000	1,119,509
5.35%, 11/15/2034	2,236,000	2,213,525
Cencora, Inc., 5.13%, 02/15/2034	1,117,000	1,100,383
Cigna Group (The), 5.25%, 02/15/2034	2,800,000	2,777,489
CommonSpirit Health, 5.32%, 12/01/2034	1,628,000	1,601,270
CVS Health Corp., 5.70%, 06/01/2034	2,799,000	2,832,936
Elevance Health, Inc., 5.38%, 06/15/2034	2,245,000	2,235,913
	Principal Amount	Value
Health Care Providers & Services-(continued)
HCA, Inc.
5.60%, 04/01/2034	$2,917,000	$2,930,039
5.45%, 09/15/2034	2,799,000	2,780,949
Humana, Inc., 5.95%, 03/15/2034	1,905,000	1,935,205
Icon Investments Six DAC, 6.00%, 05/08/2034	1,123,000	1,134,667
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	1,906,000	1,826,465
Quest Diagnostics, Inc., 5.00%, 12/15/2034(b)	1,905,000	1,854,370
UnitedHealth Group, Inc.
5.00%, 04/15/2034	2,799,000	2,741,766
5.15%, 07/15/2034	4,481,000	4,423,825
Universal Health Services, Inc., 5.05%, 10/15/2034	1,117,000	1,055,451
		34,563,762
Health Care REITs-0.44%
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034	1,789,000	1,490,143
Ventas Realty L.P., 5.63%, 07/01/2034	1,117,000	1,127,150
		2,617,293
Hotel & Resort REITs-0.22%
Host Hotels & Resorts L.P., 5.70%, 07/01/2034	1,342,000	1,340,218
Hotels, Restaurants & Leisure-1.30%
Choice Hotels International, Inc., 5.85%, 08/01/2034(b)	1,342,000	1,337,141
Las Vegas Sands Corp., 6.20%, 08/15/2034	1,118,000	1,131,081
Marriott International, Inc., 5.30%, 05/15/2034	2,242,000	2,217,027
McDonald’s Corp., 5.20%, 05/17/2034	1,117,000	1,120,453
Royal Caribbean Cruises Ltd., 5.55%, 01/20/2034	2,000,000	1,988,843
		7,794,545
Household Durables-0.25%
D.R. Horton, Inc., 5.00%, 10/15/2034	1,566,000	1,517,586
Household Products-0.45%
Procter & Gamble Co. (The)
4.55%, 01/29/2034	1,678,000	1,643,929
4.55%, 10/24/2034	1,101,000	1,079,767
		2,723,696
Independent Power and Renewable Electricity Producers-0.22%
NSTAR Electric Co., 5.40%, 06/01/2034	1,347,000	1,346,925
Industrial Conglomerates-0.36%
Honeywell International, Inc., 4.50%, 01/15/2034	2,236,000	2,136,935
Insurance-3.26%
Aon North America, Inc., 5.45%, 03/01/2034	3,917,000	3,893,248
Arthur J. Gallagher & Co., 5.45%, 07/15/2034	1,053,000	1,045,572
Brown & Brown, Inc., 5.65%, 06/11/2034	1,261,000	1,251,888
Chubb INA Holdings LLC, 5.00%, 03/15/2034	3,584,000	3,516,502
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
August 31, 2026
	Principal Amount	Value
Insurance-(continued)
CNA Financial Corp., 5.13%, 02/15/2034	$1,119,000	$1,087,653
CNO Financial Group, Inc., 6.45%, 06/15/2034	1,564,000	1,600,334
F&G Annuities & Life, Inc., 6.25%, 10/04/2034	1,119,000	1,052,507
Marsh & McLennan Cos., Inc., 5.15%, 03/15/2034	1,125,000	1,108,673
MetLife, Inc.
6.38%, 06/15/2034	1,684,000	1,785,724
5.30%, 12/15/2034(b)	1,682,000	1,679,000
Reinsurance Group of America, Inc., 5.75%, 09/15/2034	1,459,000	1,463,780
		19,484,881
Interactive Media & Services-0.89%
Meta Platforms, Inc., 4.75%, 08/15/2034	5,600,000	5,330,798
IT Services-0.17%
Kyndryl Holdings, Inc., 6.35%, 02/20/2034(b)	1,051,000	994,848
Leisure Products-0.19%
Hasbro, Inc., 6.05%, 05/14/2034	1,118,000	1,151,358
Life Sciences Tools & Services-0.40%
Agilent Technologies, Inc., 4.75%, 09/09/2034	1,340,000	1,292,103
Thermo Fisher Scientific, Inc., 5.20%, 01/31/2034	1,125,000	1,123,972
		2,416,075
Machinery-2.04%
AGCO Corp., 5.80%, 03/21/2034	1,569,000	1,574,891
Cummins, Inc., 5.15%, 02/20/2034	1,684,000	1,677,343
Ingersoll Rand, Inc., 5.45%, 06/15/2034	1,678,000	1,681,377
John Deere Capital Corp.
5.10%, 04/11/2034	2,245,000	2,237,886
5.05%, 06/12/2034(b)	1,788,000	1,778,965
Parker-Hannifin Corp., 4.20%, 11/21/2034	1,118,000	1,040,999
Trane Technologies Financing Ltd., 5.10%, 06/13/2034	1,116,000	1,106,725
Wabtec Corp., 5.61%, 03/11/2034	1,119,000	1,130,203
		12,228,389
Media-2.16%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
6.65%, 02/01/2034	2,021,000	2,032,893
6.60%, 02/15/2034	1,300,000	1,309,153
6.55%, 06/01/2034	3,358,000	3,354,160
Comcast Corp.
5.30%, 06/01/2034	2,916,000	2,868,831
4.20%, 08/15/2034	2,245,000	2,040,345
Omnicom Group, Inc., 5.30%, 11/01/2034	1,337,000	1,304,295
		12,909,677
Metals & Mining-1.07%
ArcelorMittal S.A. (Luxembourg), 6.00%, 06/17/2034(b)	1,122,000	1,157,659
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	1,634,000	1,627,873
	Principal Amount	Value
Metals & Mining-(continued)
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%, 03/15/2034	$2,235,000	$2,251,673
Steel Dynamics, Inc., 5.38%, 08/15/2034	1,343,000	1,336,443
		6,373,648
Multi-Utilities-1.22%
DTE Electric Co., 5.20%, 03/01/2034	1,118,000	1,116,490
DTE Energy Co., 5.85%, 06/01/2034	1,905,000	1,947,023
National Grid PLC (United Kingdom), 5.42%, 01/11/2034	1,683,000	1,676,904
NiSource, Inc., 5.35%, 04/01/2034	1,458,000	1,451,835
Public Service Enterprise Group, Inc., 5.45%, 04/01/2034	1,116,000	1,113,348
		7,305,600
Office REITs-0.48%
Boston Properties L.P., 6.50%, 01/15/2034	1,683,000	1,754,121
Cousins Properties L.P., 5.88%, 10/01/2034	1,118,000	1,127,483
		2,881,604
Oil, Gas & Consumable Fuels-11.78%
Boardwalk Pipelines L.P., 5.63%, 08/01/2034	1,342,000	1,346,028
BP Capital Markets America, Inc.
4.99%, 04/10/2034	2,237,000	2,198,556
5.23%, 11/17/2034	4,365,000	4,353,240
Canadian Natural Resources Ltd. (Canada), 5.40%, 12/15/2034	1,680,000	1,673,759
Cheniere Energy Partners L.P., 5.75%, 08/15/2034	2,680,000	2,717,874
Cheniere Energy, Inc., 5.65%, 04/15/2034	3,363,000	3,393,861
Devon Energy Corp., 5.20%, 09/15/2034(b)	2,800,000	2,761,299
Diamondback Energy, Inc., 5.40%, 04/18/2034	2,917,000	2,913,122
Enbridge, Inc. (Canada), 5.63%, 04/05/2034	2,692,000	2,723,643
Energy Transfer L.P.
5.55%, 05/15/2034	2,799,000	2,799,439
5.60%, 09/01/2034	2,800,000	2,800,572
Enterprise Products Operating LLC, 4.85%, 01/31/2034	2,245,000	2,190,969
EQT Corp., 5.75%, 02/01/2034	1,682,000	1,696,948
Kinder Morgan, Inc.
5.40%, 02/01/2034	2,236,000	2,239,126
5.30%, 12/01/2034	1,682,000	1,661,414
MPLX L.P., 5.50%, 06/01/2034	3,693,000	3,671,700
Occidental Petroleum Corp., 5.55%, 10/01/2034(b)	1,815,000	1,831,881
ONEOK, Inc.
5.65%, 09/01/2034	1,118,000	1,123,835
5.05%, 11/01/2034	3,580,000	3,458,560
Ovintiv, Inc., 6.50%, 08/15/2034	1,312,000	1,387,783
Phillips 66, 4.65%, 11/15/2034	2,236,000	2,134,572
Plains All American Pipeline L.P./PAA Finance Corp., 5.70%, 09/15/2034	1,459,000	1,463,175
South Bow USA Infrastructure Holdings LLC (Canada), 5.58%, 10/01/2034	2,800,000	2,744,880
Suncor Energy, Inc. (Canada), 5.95%, 12/01/2034	1,116,000	1,147,647
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
August 31, 2026
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Targa Resources Corp., 6.50%, 03/30/2034	$2,245,000	$2,373,836
TotalEnergies Capital S.A. (France)
5.15%, 04/05/2034	2,804,000	2,800,685
4.72%, 09/10/2034	1,678,000	1,630,337
TransCanada PipeLines Ltd. (Canada), 4.63%, 03/01/2034	2,803,000	2,663,182
Western Midstream Operating L.P., 5.45%, 11/15/2034	1,789,000	1,752,739
Williams Cos., Inc. (The), 5.15%, 03/15/2034	2,908,000	2,846,254
		70,500,916
Personal Care Products-0.60%
Estee Lauder Cos., Inc. (The), 5.00%, 02/14/2034	1,454,000	1,424,210
Unilever Capital Corp. (United Kingdom), 4.63%, 08/12/2034	2,243,000	2,174,960
		3,599,170
Pharmaceuticals-4.29%
AstraZeneca Finance LLC (United Kingdom), 5.00%, 02/26/2034	3,365,000	3,328,258
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	5,600,000	5,601,717
Eli Lilly and Co.
4.70%, 02/09/2034	3,364,000	3,283,671
4.60%, 08/14/2034	2,799,000	2,704,453
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/2034	1,125,000	1,140,293
Johnson & Johnson, 4.95%, 06/01/2034	1,902,000	1,921,487
Novartis Capital Corp., 4.20%, 09/18/2034	2,460,000	2,319,368
Royalty Pharma PLC, 5.40%, 09/02/2034	1,117,000	1,107,180
Takeda Pharmaceutical Co. Ltd. (Japan), 5.30%, 07/05/2034(b)	2,469,000	2,448,402
Wyeth LLC, 6.50%, 02/01/2034	1,682,000	1,804,101
		25,658,930
Professional Services-0.58%
Automatic Data Processing, Inc., 4.45%, 09/09/2034	2,238,000	2,138,623
Verisk Analytics, Inc., 5.25%, 06/05/2034	1,342,000	1,316,963
		3,455,586
Real Estate Management & Development-0.38%
CBRE Services, Inc., 5.95%, 08/15/2034	2,236,000	2,279,243
Residential REITs-0.62%
American Homes 4 Rent L.P.
5.50%, 02/01/2034	1,347,000	1,336,649
5.50%, 07/15/2034	1,117,000	1,108,012
ERP Operating L.P., 4.65%, 09/15/2034	1,345,000	1,280,503
		3,725,164
Retail REITs-1.23%
Kimco Realty OP LLC, 6.40%, 03/01/2034	1,116,000	1,183,608
NNN REIT, Inc., 5.50%, 06/15/2034	1,119,000	1,119,159
Realty Income Corp., 5.13%, 02/15/2034	1,788,000	1,757,621
Simon Property Group L.P.
6.25%, 01/15/2034	1,117,000	1,176,136
4.75%, 09/26/2034	2,236,000	2,137,350
		7,373,874
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-2.58%
Analog Devices, Inc., 5.05%, 04/01/2034	$1,228,000	$1,212,389
Broadcom, Inc.
3.47%, 04/15/2034	7,230,000	6,205,506
4.80%, 10/15/2034	3,918,000	3,667,896
Intel Corp., 5.15%, 02/21/2034(b)	2,013,000	1,960,326
KLA Corp., 4.70%, 02/01/2034	1,119,000	1,081,656
Texas Instruments, Inc., 4.85%, 02/08/2034	1,341,000	1,318,522
		15,446,295
Software-3.28%
Accenture Capital, Inc., 4.50%, 10/04/2034	3,364,000	3,147,976
Adobe, Inc., 4.95%, 04/04/2034(b)	1,681,000	1,644,348
AppLovin Corp., 5.50%, 12/01/2034	2,242,000	2,206,106
Atlassian Corp., 5.50%, 05/15/2034	1,118,000	1,100,005
Booz Allen Hamilton, Inc., 5.90%, 01/30/2034	400,000	393,875
Cadence Design Systems, Inc., 4.70%, 09/10/2034	2,242,000	2,154,608
Oracle Corp.
4.30%, 07/08/2034	3,907,000	3,380,458
4.70%, 09/27/2034	3,924,000	3,463,433
Roper Technologies, Inc., 4.90%, 10/15/2034	2,236,000	2,123,984
		19,614,793
Specialized REITs-2.00%
American Tower Corp., 5.45%, 02/15/2034	1,458,000	1,452,647
Americold Realty Operating Partnership L.P., 5.41%, 09/12/2034	1,118,000	1,070,114
Crown Castle, Inc.
5.80%, 03/01/2034	1,575,000	1,586,697
5.20%, 09/01/2034	1,454,000	1,411,888
Extra Space Storage L.P., 5.40%, 02/01/2034	1,341,000	1,330,573
GLP Capital L.P./GLP Financing II, Inc., 5.63%, 09/15/2034	1,780,000	1,730,503
Prologis L.P.
5.13%, 01/15/2034	1,674,000	1,655,232
5.00%, 03/15/2034	1,789,000	1,750,729
		11,988,383
Specialty Retail-1.73%
AutoZone, Inc., 5.40%, 07/15/2034	1,565,000	1,559,622
Dell International LLC/EMC Corp.
5.00%, 02/15/2034	1,680,000	1,628,330
5.40%, 04/15/2034	2,242,000	2,228,571
Home Depot, Inc. (The), 4.95%, 06/25/2034	3,923,000	3,859,532
O’Reilly Automotive, Inc., 5.00%, 08/19/2034(b)	1,117,000	1,085,270
		10,361,325
Technology Hardware, Storage & Peripherals-0.72%
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	4,481,000	4,299,239
Tobacco-1.26%
B.A.T. Capital Corp. (United Kingdom), 6.00%, 02/20/2034	1,906,000	1,971,369
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
August 31, 2026
	Principal Amount	Value
Tobacco-(continued)
Philip Morris International, Inc.
5.25%, 02/13/2034	$3,921,000	$3,907,235
4.90%, 11/01/2034	1,684,000	1,638,493
		7,517,097
Trading Companies & Distributors-0.45%
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	1,678,000	1,625,995
W.W. Grainger, Inc., 4.45%, 09/15/2034	1,116,000	1,067,974
		2,693,969
Water Utilities-0.45%
American Water Capital Corp., 5.15%, 03/01/2034	1,564,000	1,550,430
Essential Utilities, Inc., 5.38%, 01/15/2034	1,118,000	1,115,148
		2,665,578
Wireless Telecommunication Services-1.29%
Rogers Communications, Inc. (Canada), 5.30%, 02/15/2034	2,805,000	2,719,270
T-Mobile USA, Inc.
5.75%, 01/15/2034	2,236,000	2,267,776
5.15%, 04/15/2034	2,802,000	2,745,042
		7,732,088
Total U.S. Dollar Denominated Bonds & Notes (Cost $601,477,884)		587,725,783
	Shares	Value
Money Market Funds-0.34%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(c)(d) (Cost $2,060,189)	2,060,189	$2,060,189
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.58% (Cost $603,538,073)		589,785,972
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.06%
Invesco Private Government Fund, 3.73%(c)(d)(e)	5,089,979	5,089,979
Invesco Private Prime Fund, 3.82%(c)(d)(e)	13,199,429	13,202,069
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,290,916)		18,292,048
TOTAL INVESTMENTS IN SECURITIES-101.64% (Cost $621,828,989)		608,078,020
OTHER ASSETS LESS LIABILITIES-(1.64)%		(9,825,196)
NET ASSETS-100.00%		$598,252,824

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$333,554	$30,245,670	$(28,519,035)	$-	$-	$2,060,189	$49,747
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,798,090	46,117,571	(43,825,682)	-	-	5,089,979	139,754 *
Invesco Private Prime Fund	7,276,273	97,671,792	(91,746,531)	850	(315)	13,202,069	377,586 *
Total	$10,407,917	$174,035,033	$(164,091,248)	$850	$(315)	$20,352,237	$567,087

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
August 31, 2026
(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.47%
Aerospace & Defense-1.45%
Boeing Co. (The), 3.25%, 02/01/2035	$867,000	$735,781
General Dynamics Corp., 4.95%, 08/15/2035	864,000	845,012
Huntington Ingalls Industries, Inc., 5.75%, 01/15/2035	575,000	580,580
Lockheed Martin Corp.
3.60%, 03/01/2035	583,000	523,786
5.00%, 08/15/2035	871,000	855,611
Northrop Grumman Corp., 5.25%, 07/15/2035	584,000	580,896
Textron, Inc., 5.50%, 05/15/2035	575,000	573,270
		4,694,936
Air Freight & Logistics-0.45%
United Parcel Service, Inc., 5.25%, 05/14/2035(b)	1,451,000	1,452,896
Automobiles-2.24%
American Honda Finance Corp., 5.20%, 03/05/2035	575,000	562,685
Ford Motor Credit Co. LLC
6.50%, 02/07/2035	1,441,000	1,457,311
5.87%, 10/31/2035	1,160,000	1,120,773
General Motors Co.
5.00%, 04/01/2035	867,000	822,285
6.25%, 04/15/2035	584,000	599,784
Honda Motor Co. Ltd. (Japan), 5.34%, 07/08/2035	1,160,000	1,139,776
Toyota Motor Corp. (Japan), 5.05%, 06/30/2035	580,000	573,798
Toyota Motor Credit Corp., 5.35%, 01/09/2035	982,000	983,040
		7,259,452
Banks-1.86%
Banco Santander S.A. (Spain)
6.03%, 01/17/2035	1,155,000	1,187,102
5.13%, 11/06/2035	1,450,000	1,388,323
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.63%, 01/15/2035	1,159,000	1,167,718
Toronto-Dominion Bank (The) (Canada), 4.93%, 10/15/2035	1,450,000	1,390,118
Wachovia Corp., 5.50%, 08/01/2035	918,000	904,584
		6,037,845
Beverages-1.49%
Constellation Brands, Inc., 4.95%, 11/01/2035(b)	580,000	553,310
Diageo Investment Corp. (United Kingdom), 5.63%, 04/15/2035	863,000	875,848
Keurig Dr Pepper, Inc., 5.15%, 05/15/2035(b)	575,000	557,651
PepsiCo, Inc.
5.00%, 02/07/2035	1,441,000	1,420,379
5.00%, 07/23/2035	1,450,000	1,428,956
		4,836,144
	Principal Amount	Value
Biotechnology-2.70%
AbbVie, Inc.
4.55%, 03/15/2035	$1,947,000	$1,844,177
5.20%, 03/15/2035	1,159,000	1,148,524
4.50%, 05/14/2035	2,891,000	2,721,609
Biogen, Inc., 5.75%, 05/15/2035	751,000	763,514
Gilead Sciences, Inc.
5.10%, 06/15/2035	1,159,000	1,144,628
4.60%, 09/01/2035	1,159,000	1,103,914
		8,726,366
Broadline Retail-1.18%
Amazon.com, Inc., 4.65%, 11/20/2035	4,050,000	3,818,066
Building Products-0.97%
Amrize Finance US LLC, 5.40%, 04/07/2035	1,140,000	1,127,717
Carlisle Cos., Inc., 5.25%, 09/15/2035	580,000	567,006
CRH America Finance, Inc., 5.50%, 01/09/2035	1,441,000	1,440,185
		3,134,908
Capital Markets-1.94%
Ameriprise Financial, Inc., 5.20%, 04/15/2035	867,000	850,100
Brookfield Asset Management Ltd., 5.80%, 04/24/2035	870,000	871,804
Carlyle Group, Inc. (The), 5.05%, 09/19/2035	930,000	879,647
KKR & Co., Inc., 5.10%, 08/07/2035	1,040,000	993,087
MSCI, Inc., 5.25%, 09/01/2035	1,450,000	1,390,434
Nomura Holdings, Inc. (Japan), 5.49%, 06/29/2035(b)	578,000	575,790
Raymond James Financial, Inc., 4.90%, 09/11/2035	750,000	713,355
		6,274,217
Chemicals-1.09%
CF Industries, Inc., 5.30%, 11/26/2035	1,152,000	1,120,565
Ecolab, Inc., 5.00%, 09/01/2035	580,000	566,166
LYB International Finance III LLC, 6.15%, 05/15/2035	578,000	588,668
Sherwin-Williams Co. (The), 5.15%, 08/15/2035	580,000	569,100
Westlake Corp., 5.55%, 11/15/2035	690,000	672,541
		3,517,040
Commercial Services & Supplies-0.96%
Republic Services, Inc., 5.15%, 03/15/2035	815,000	809,071
Waste Connections, Inc., 5.25%, 09/01/2035	584,000	580,675
Waste Management, Inc., 4.95%, 03/15/2035	1,741,000	1,702,687
		3,092,433
Communications Equipment-0.76%
Cisco Systems, Inc., 5.10%, 02/24/2035	1,446,000	1,425,243
Motorola Solutions, Inc., 5.55%, 08/15/2035	1,044,000	1,039,423
		2,464,666
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
August 31, 2026
	Principal Amount	Value
Construction & Engineering-0.17%
Quanta Services, Inc., 5.10%, 08/09/2035	$580,000	$560,159
Consumer Finance-0.63%
General Motors Financial Co., Inc.
5.90%, 01/07/2035	1,159,000	1,167,795
6.15%, 07/15/2035	866,000	882,689
		2,050,484
Consumer Staples Distribution & Retail-1.56%
Sysco Corp., 5.40%, 03/23/2035	636,000	624,689
Target Corp., 5.00%, 04/15/2035	1,159,000	1,136,055
Walmart, Inc.
4.90%, 04/28/2035	1,743,000	1,718,573
5.25%, 09/01/2035	1,546,000	1,558,005
		5,037,322
Containers & Packaging-0.48%
Packaging Corp. of America, 5.20%, 08/15/2035	579,000	567,613
Smurfit Westrock Financing DAC (Ireland), 5.42%, 01/15/2035	980,000	973,214
		1,540,827
Diversified REITs-0.32%
VICI Properties L.P., 5.63%, 04/01/2035	1,044,000	1,021,994
Diversified Telecommunication Services-3.20%
AT&T, Inc.
4.50%, 05/15/2035	2,892,000	2,658,312
5.38%, 08/15/2035	1,450,000	1,417,808
4.90%, 11/01/2035	1,450,000	1,369,320
Verizon Communications, Inc.
4.78%, 02/15/2035	2,521,000	2,381,568
5.25%, 04/02/2035	2,600,000	2,536,527
		10,363,535
Electric Utilities-7.25%
Alabama Power Co., 5.10%, 04/02/2035	577,000	568,016
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	751,000	747,976
CenterPoint Energy Houston Electric LLC
5.05%, 03/01/2035	575,000	561,044
Series AQ, 4.95%, 08/15/2035	690,000	667,351
Duke Energy Carolinas LLC, 5.25%, 03/15/2035	815,000	806,841
Duke Energy Corp., 4.95%, 09/15/2035	1,152,000	1,101,208
Duke Energy Florida LLC, 4.85%, 12/01/2035	690,000	660,910
Duke Energy Progress LLC, 5.05%, 03/15/2035	984,000	962,404
Entergy Texas, Inc., 5.25%, 04/15/2035	575,000	566,035
Exelon Corp., 5.63%, 06/15/2035	580,000	581,636
Georgia Power Co., 5.20%, 03/15/2035	815,000	806,647
Interstate Power and Light Co., 5.60%, 06/29/2035	694,000	697,932
Jersey Central Power & Light Co., 5.10%, 01/15/2035	805,000	787,665
NextEra Energy Capital Holdings, Inc., 5.45%, 03/15/2035	1,159,000	1,148,677
Northern States Power Co., 5.05%, 05/15/2035	690,000	675,701
	Principal Amount	Value
Electric Utilities-(continued)
Oncor Electric Delivery Co. LLC, 5.35%, 04/01/2035	$754,000	$751,743
Pacific Gas and Electric Co.
5.70%, 03/01/2035	1,158,000	1,142,487
6.00%, 08/15/2035	984,000	991,156
PECO Energy Co., 4.88%, 09/15/2035	610,000	589,268
Public Service Co. of Colorado, 5.15%, 09/15/2035	930,000	905,169
Public Service Co. of Oklahoma, 5.20%, 01/15/2035	690,000	671,843
San Diego Gas & Electric Co., 5.40%, 04/15/2035	982,000	974,153
Southern California Edison Co., 5.45%, 03/01/2035	982,000	956,316
Southern Co. (The), 4.85%, 03/15/2035	870,000	829,376
Southwestern Public Service Co., 5.30%, 05/15/2035	576,000	566,096
Tampa Electric Co., 5.15%, 03/01/2035	700,000	687,481
Union Electric Co., 5.25%, 04/15/2035	584,000	577,358
Virginia Electric and Power Co.
5.15%, 03/15/2035	720,000	701,891
Series C, 4.90%, 09/15/2035	950,000	906,983
Xcel Energy, Inc., 5.60%, 04/15/2035	867,000	864,887
		23,456,250
Electrical Equipment-0.17%
Emerson Electric Co., 5.00%, 03/15/2035	575,000	566,600
Electronic Equipment, Instruments & Components-0.47%
Amphenol Corp., 5.00%, 01/15/2035	867,000	847,075
TD SYNNEX Corp., 5.30%, 10/10/2035	690,000	660,882
		1,507,957
Energy Equipment & Services-0.34%
Halliburton Co., 4.85%, 11/15/2035	1,149,000	1,091,566
Entertainment-0.38%
Walt Disney Co. (The), 6.40%, 12/15/2035	1,129,000	1,224,735
Financial Services-3.47%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.00%, 11/15/2035	690,000	656,293
Apollo Global Management, Inc., 5.15%, 08/12/2035	981,000	939,763
BlackRock Funding, Inc., 4.90%, 01/08/2035	574,000	562,033
Fiserv, Inc., 5.25%, 08/11/2035	1,160,000	1,106,165
Global Payments, Inc., 5.55%, 11/15/2035	2,020,000	1,929,806
LPL Holdings, Inc.
5.65%, 03/15/2035	575,000	563,526
5.75%, 06/15/2035	574,000	565,303
Mastercard, Inc., 4.55%, 01/15/2035	1,274,000	1,218,397
ORIX Corp. (Japan), 5.40%, 02/25/2035	575,000	569,299
PayPal Holdings, Inc., 5.10%, 04/01/2035	690,000	664,020
RELX Capital, Inc. (United Kingdom), 5.25%, 03/27/2035	867,000	852,491
Visa, Inc., 4.15%, 12/14/2035	1,733,000	1,617,242
		11,244,338
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
August 31, 2026
	Principal Amount	Value
Food Products-2.25%
Bunge Ltd. Finance Corp., 5.15%, 08/04/2035	$750,000	$728,368
Campbell’s Co. (The), 4.75%, 03/23/2035	927,000	848,296
Conagra Brands, Inc., 5.75%, 08/01/2035(b)	580,000	572,925
Flowers Foods, Inc., 5.75%, 03/15/2035	580,000	546,785
General Mills, Inc., 5.25%, 01/30/2035(b)	867,000	850,480
Hershey Co. (The), 5.10%, 02/24/2035	575,000	574,754
J. M. Smucker Co. (The), 4.25%, 03/15/2035	751,000	687,100
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.95%, 04/20/2035	1,150,000	1,164,248
Kraft Heinz Foods Co. (The)
5.40%, 03/15/2035	579,000	572,823
5.00%, 07/15/2035	761,000	727,650
		7,273,429
Gas Utilities-0.57%
Atmos Energy Corp., 5.20%, 08/15/2035	580,000	574,746
National Fuel Gas Co., 5.95%, 03/15/2035	575,000	584,834
Southern California Gas Co., 5.45%, 06/15/2035	700,000	697,167
		1,856,747
Ground Transportation-1.31%
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035	692,000	687,212
CSX Corp., 5.05%, 06/15/2035	1,040,000	1,021,787
Uber Technologies, Inc., 4.80%, 09/15/2035	1,450,000	1,374,020
Union Pacific Corp., 5.10%, 02/20/2035	1,159,000	1,152,846
		4,235,865
Health Care Equipment & Supplies-2.09%
Baxter International, Inc., 5.65%, 12/15/2035	1,160,000	1,132,815
GE HealthCare Technologies, Inc.
5.50%, 06/15/2035	982,000	978,326
4.95%, 12/15/2035	750,000	717,453
Medtronic, Inc., 4.38%, 03/15/2035	2,234,000	2,101,670
Stryker Corp., 5.20%, 02/10/2035	1,159,000	1,147,858
Zimmer Biomet Holdings, Inc., 5.50%, 02/19/2035	695,000	693,200
		6,771,322
Health Care Providers & Services-4.29%
Ascension Health, Series 2025, 4.92%, 11/15/2035	925,000	893,009
Cencora, Inc., 5.15%, 02/15/2035	805,000	789,373
CommonSpirit Health, Series 2025, 4.98%, 09/01/2035	740,000	705,050
CVS Health Corp.
4.88%, 07/20/2035	751,000	711,448
5.45%, 09/15/2035	1,740,000	1,717,453
Elevance Health, Inc., 5.20%, 02/15/2035	1,388,000	1,361,156
HCA, Inc.
5.75%, 03/01/2035	1,743,000	1,757,173
4.90%, 11/15/2035	1,160,000	1,097,719
Humana, Inc., 5.55%, 05/01/2035	867,000	849,960
	Principal Amount	Value
Health Care Providers & Services-(continued)
McKesson Corp., 5.25%, 05/30/2035	$814,000	$807,791
Sutter Health, Series 2025, 5.54%, 08/15/2035	928,000	935,934
UnitedHealth Group, Inc.
5.30%, 06/15/2035	1,158,000	1,152,286
4.63%, 07/15/2035	1,159,000	1,097,223
		13,875,575
Health Care REITs-1.16%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/2035	575,000	534,995
5.50%, 10/01/2035	636,000	618,883
Healthpeak OP LLC, 5.38%, 02/15/2035	575,000	566,384
Ventas Realty L.P., 5.00%, 01/15/2035	636,000	612,946
Welltower OP LLC, 5.13%, 07/01/2035	1,450,000	1,423,415
		3,756,623
Hotel & Resort REITs-0.25%
Host Hotels & Resorts L.P., 5.50%, 04/15/2035	815,000	798,272
Hotels, Restaurants & Leisure-1.48%
Expedia Group, Inc., 5.40%, 02/15/2035(b)	1,159,000	1,131,484
Marriott International, Inc.
5.35%, 03/15/2035	1,159,000	1,139,992
5.25%, 10/15/2035	690,000	674,137
McDonald’s Corp.
4.95%, 03/03/2035	1,040,000	1,012,700
4.70%, 12/09/2035	867,000	827,952
		4,786,265
Household Durables-0.60%
D.R. Horton, Inc., 5.50%, 10/15/2035	815,000	810,012
Meritage Homes Corp., 5.65%, 03/15/2035	581,000	576,746
Toll Brothers Finance Corp., 5.60%, 06/15/2035	576,000	571,794
		1,958,552
Household Products-0.36%
Procter & Gamble Co. (The)
4.60%, 05/01/2035	636,000	618,478
4.35%, 11/03/2035	580,000	548,957
		1,167,435
Independent Power and Renewable Electricity Producers-0.65%
NSTAR Electric Co., 5.20%, 03/01/2035	810,000	799,291
Puget Energy, Inc., 5.73%, 03/15/2035	695,000	687,497
Southern Power Co., Series B, 4.90%, 10/01/2035	640,000	605,956
		2,092,744
Industrial Conglomerates-0.73%
3M Co., 5.15%, 03/15/2035	637,000	628,858
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035(b)	1,239,000	1,160,168
Honeywell International, Inc., 5.00%, 03/01/2035	600,000	587,581
		2,376,607
Insurance-4.48%
Allstate Corp. (The), 5.55%, 05/09/2035	633,000	637,848
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
August 31, 2026
	Principal Amount	Value
Insurance-(continued)
American International Group, Inc.
3.88%, 01/15/2035	$584,000	$525,131
5.45%, 05/07/2035	720,000	717,925
American National Group, Inc., 6.00%, 07/15/2035	807,000	779,775
Arthur J. Gallagher & Co., 5.15%, 02/15/2035	1,733,000	1,681,995
Brown & Brown, Inc., 5.55%, 06/23/2035	1,160,000	1,134,153
Chubb INA Holdings LLC, 4.90%, 08/15/2035	1,450,000	1,395,057
CNA Financial Corp., 5.20%, 08/15/2035	580,000	558,052
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	583,000	569,910
Lincoln National Corp., 5.35%, 11/15/2035(b)	580,000	556,305
Manulife Financial Corp. (Canada), 4.99%, 12/11/2035	1,160,000	1,114,212
Marsh & McLennan Cos., Inc., 5.00%, 03/15/2035	2,318,000	2,234,124
MetLife, Inc., 5.70%, 06/15/2035	1,162,000	1,182,759
Prudential Financial, Inc., 5.20%, 03/14/2035	867,000	850,786
Travelers Cos., Inc. (The), 5.05%, 07/24/2035	580,000	564,942
		14,502,974
Interactive Media & Services-3.78%
Alphabet, Inc.
4.50%, 05/15/2035	1,441,000	1,367,609
4.70%, 11/15/2035	4,050,000	3,838,527
Meta Platforms, Inc., 4.88%, 11/15/2035(b)	7,520,000	7,041,986
		12,248,122
IT Services-0.31%
International Business Machines Corp., 5.20%, 02/10/2035	1,044,000	1,020,315
Life Sciences Tools & Services-0.26%
Thermo Fisher Scientific, Inc., 4.79%, 10/07/2035	870,000	837,099
Machinery-1.86%
Caterpillar, Inc., 5.20%, 05/15/2035	1,972,000	1,968,098
Cummins, Inc., 5.30%, 05/09/2035	1,162,000	1,157,550
Deere & Co., 5.45%, 01/16/2035	1,451,000	1,473,452
Otis Worldwide Corp., 5.13%, 09/04/2035	580,000	565,510
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/2035	869,000	868,456
		6,033,066
Media-2.18%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
6.38%, 10/23/2035	2,321,000	2,263,757
5.85%, 12/01/2035	1,450,000	1,363,506
	Principal Amount	Value
Media-(continued)
Comcast Corp.
5.30%, 05/15/2035	$985,000	$967,051
5.65%, 06/15/2035	867,000	862,941
4.40%, 08/15/2035	928,000	837,457
6.50%, 11/15/2035	720,000	757,216
		7,051,928
Metals & Mining-0.62%
Newmont Corp., 5.88%, 04/01/2035	573,000	594,296
Nucor Corp., 5.10%, 06/01/2035	575,000	566,739
Steel Dynamics, Inc., 5.25%, 05/15/2035	870,000	855,251
		2,016,286
Multi-Utilities-1.67%
Ameren Corp., 5.38%, 03/15/2035	867,000	857,183
Consumers Energy Co., 5.05%, 05/15/2035	722,000	707,833
Dominion Energy, Inc.
5.45%, 03/15/2035	815,000	805,172
Series B, 5.95%, 06/15/2035	579,000	592,780
DTE Electric Co., 5.25%, 05/15/2035	815,000	806,938
DTE Energy Co., 5.05%, 10/01/2035	640,000	615,547
NiSource, Inc., 5.35%, 07/15/2035	1,040,000	1,022,645
		5,408,098
Office REITs-0.30%
Boston Properties L.P., 5.75%, 01/15/2035	985,000	976,579
Oil, Gas & Consumable Fuels-9.79%
Cheniere Energy Partners, L.P., 5.55%, 10/30/2035	1,160,000	1,157,035
Chevron USA, Inc.
4.98%, 04/15/2035	867,000	858,499
4.85%, 10/15/2035	1,038,000	1,016,256
ConocoPhillips Co., 5.00%, 01/15/2035	1,441,000	1,414,495
Diamondback Energy, Inc., 5.55%, 04/01/2035	1,388,000	1,396,837
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/2035	815,000	827,777
Enbridge, Inc. (Canada)
5.55%, 06/20/2035	1,044,000	1,040,161
5.20%, 11/20/2035	580,000	563,203
Energy Transfer L.P.
4.90%, 03/15/2035	575,000	545,934
5.70%, 04/01/2035	1,451,000	1,458,587
Enterprise Products Operating LLC, 4.95%, 02/15/2035	1,274,000	1,244,493
EOG Resources, Inc., 3.90%, 04/01/2035	575,000	517,757
Equinor ASA (Norway)
5.13%, 06/03/2035	928,000	922,010
4.75%, 11/14/2035	1,160,000	1,111,535
Expand Energy Corp., 5.70%, 01/15/2035	867,000	864,362
HF Sinclair Corp., 6.25%, 01/15/2035(b)	867,000	889,331
Kinder Morgan Energy Partners L.P., 5.80%, 03/15/2035	584,000	593,225
Kinder Morgan, Inc., 5.85%, 06/01/2035	867,000	886,130
Marathon Petroleum Corp., 5.70%, 03/01/2035	1,044,000	1,054,947
MPLX L.P.
5.40%, 04/01/2035	1,159,000	1,138,946
5.40%, 09/15/2035	1,740,000	1,705,412
ONEOK, Inc., 5.40%, 10/15/2035	1,160,000	1,138,740
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
August 31, 2026
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Phillips 66 Co., 4.95%, 03/15/2035	$690,000	$672,537
Plains All American Pipeline L.P., 5.95%, 06/15/2035	1,159,000	1,173,816
Shell Finance US, Inc., 4.13%, 05/11/2035	1,378,000	1,276,400
Targa Resources Corp.
5.50%, 02/15/2035	1,152,000	1,141,656
5.55%, 08/15/2035	1,158,000	1,146,434
Viper Energy Partners LLC, 5.70%, 08/01/2035	1,273,000	1,269,266
Western Midstream Operating L.P., 5.50%, 12/15/2035	690,000	671,369
Williams Cos., Inc. (The)
5.60%, 03/15/2035	1,161,000	1,159,271
5.30%, 09/30/2035	870,000	848,514
		31,704,935
Passenger Airlines-0.25%
Southwest Airlines Co., 5.25%, 11/15/2035	870,000	820,994
Pharmaceuticals-4.70%
Eli Lilly and Co.
5.10%, 02/12/2035	1,451,000	1,444,798
4.90%, 10/15/2035	1,450,000	1,416,226
GlaxoSmithKline Capital, Inc., 4.88%, 04/15/2035	867,000	839,381
Johnson & Johnson, 5.00%, 03/01/2035	1,451,000	1,452,626
Merck & Co., Inc.
4.95%, 09/15/2035	2,020,000	1,970,491
4.75%, 12/04/2035	1,739,000	1,661,891
Novartis Capital Corp., 4.60%, 11/05/2035	1,074,000	1,027,124
Pfizer, Inc., 4.88%, 11/15/2035	1,450,000	1,400,001
Royalty Pharma PLC, 5.20%, 09/25/2035	1,040,000	1,011,192
Takeda U.S. Financing, Inc., 5.20%, 07/07/2035	1,910,000	1,865,443
Zoetis, Inc., 5.00%, 08/17/2035	1,160,000	1,121,065
		15,210,238
Professional Services-0.67%
Paychex, Inc., 5.60%, 04/15/2035(b)	1,386,000	1,376,382
Verisk Analytics, Inc., 5.25%, 03/15/2035	810,000	788,432
		2,164,814
Real Estate Management & Development-0.18%
CBRE Services, Inc., 5.50%, 06/15/2035	575,000	569,363
Residential REITs-0.34%
American Homes 4 Rent L.P., 5.25%, 03/15/2035(b)	578,000	563,016
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	575,000	545,248
		1,108,264
Retail REITs-0.66%
Kimco Realty OP LLC, 4.85%, 03/01/2035	575,000	551,543
Realty Income Corp., 5.13%, 04/15/2035	690,000	672,925
Simon Property Group L.P., 5.13%, 10/01/2035	930,000	908,260
		2,132,728
Semiconductors & Semiconductor Equipment-3.16%
Applied Materials, Inc., 5.10%, 10/01/2035(b)	575,000	567,473
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Broadcom, Inc.
5.20%, 07/15/2035	$2,890,000	$2,755,286
3.14%, 11/15/2035	3,750,000	3,019,569
Marvell Technology, Inc., 5.45%, 07/15/2035	580,000	570,982
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 5.25%, 08/19/2035(b)	810,000	786,483
QUALCOMM, Inc.
4.65%, 05/20/2035	1,159,000	1,107,282
5.00%, 05/20/2035	690,000	670,801
Texas Instruments, Inc., 5.10%, 05/23/2035	753,000	740,149
		10,218,025
Software-4.71%
Adobe, Inc., 5.30%, 01/17/2035(b)	584,000	580,276
Autodesk, Inc., 5.30%, 06/15/2035	574,000	562,709
Booz Allen Hamilton, Inc., 5.95%, 04/15/2035(b)	751,000	745,013
Microsoft Corp.
3.50%, 02/12/2035(b)	1,733,000	1,561,826
4.20%, 11/03/2035(b)	835,000	787,718
Oracle Corp.
3.90%, 05/15/2035	1,440,000	1,176,873
5.50%, 08/03/2035	2,028,000	1,860,628
5.20%, 09/26/2035	4,640,000	4,164,552
Roper Technologies, Inc., 5.10%, 09/15/2035	1,152,000	1,098,452
Synopsys, Inc., 5.15%, 04/01/2035	2,777,000	2,697,718
		15,235,765
Specialized REITs-1.07%
American Tower Corp., 5.40%, 01/31/2035	690,000	684,981
Extra Space Storage L.P., 5.40%, 06/15/2035	579,000	571,039
Prologis L.P.
5.00%, 01/31/2035	811,000	788,454
5.25%, 05/15/2035	867,000	857,202
Public Storage Operating Co., 5.00%, 12/15/2035	580,000	562,765
		3,464,441
Specialty Retail-1.73%
AutoNation, Inc., 5.89%, 03/15/2035	580,000	580,151
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	922,000	878,299
5.50%, 04/01/2035	1,159,000	1,154,246
Home Depot, Inc. (The), 4.65%, 09/15/2035	1,161,000	1,109,484
Leidos, Inc., 5.50%, 03/15/2035	575,000	569,793
Lowe’s Cos., Inc., 4.85%, 10/15/2035	1,389,000	1,323,095
		5,615,068
Technology Hardware, Storage & Peripherals-1.04%
Apple, Inc., 4.75%, 05/12/2035	1,159,000	1,143,541
Hewlett Packard Enterprise Co., 6.20%, 10/15/2035	869,000	910,535
HP, Inc., 6.10%, 04/25/2035	577,000	592,422
NetApp, Inc., 5.70%, 03/17/2035	720,000	720,577
		3,367,075
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
August 31, 2026
	Principal Amount	Value
Textiles, Apparel & Luxury Goods-0.26%
Tapestry, Inc., 5.50%, 03/11/2035	$868,000	$853,873
Tobacco-1.48%
Altria Group, Inc.
5.63%, 02/06/2035	584,000	587,735
5.25%, 08/06/2035	575,000	563,401
B.A.T. Capital Corp. (United Kingdom), 5.63%, 08/15/2035	1,159,000	1,167,109
Philip Morris International, Inc.
4.88%, 04/30/2035	690,000	664,183
4.63%, 10/29/2035	980,000	921,195
Reynolds American, Inc. (United Kingdom), 5.70%, 08/15/2035	867,000	875,849
		4,779,472
Trading Companies & Distributors-0.25%
GATX Corp., 5.50%, 06/15/2035	807,000	798,434
Water Utilities-0.46%
American Water Capital Corp., 5.25%, 03/01/2035	928,000	920,046
Essential Utilities, Inc., 5.25%, 08/15/2035	580,000	568,040
		1,488,086
Wireless Telecommunication Services-0.99%
T-Mobile USA, Inc.
4.70%, 01/15/2035	1,044,000	979,515
5.30%, 05/15/2035	1,159,000	1,135,133
4.95%, 11/15/2035	1,154,000	1,098,097
		3,212,745
Total U.S. Dollar Denominated Bonds & Notes (Cost $328,441,738)		318,762,959
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(c)(d) (Cost $73,913)	73,913	$73,913
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.49% (Cost $328,515,651)		318,836,872
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.82%
Invesco Private Government Fund, 3.73%(c)(d)(e)	4,334,675	4,334,675
Invesco Private Prime Fund, 3.82%(c)(d)(e)	11,249,296	11,251,546
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,585,720)		15,586,221
TOTAL INVESTMENTS IN SECURITIES-103.31% (Cost $344,101,371)		334,423,093
OTHER ASSETS LESS LIABILITIES-(3.31)%		(10,704,859)
NET ASSETS-100.00%		$323,718,234

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$79,351	$11,663,235	$(11,668,673)	$-	$-	$73,913	$16,354
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
August 31, 2026
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$147,715	$22,638,485	$(18,451,525)	$-	$-	$4,334,675	$65,372 *
Invesco Private Prime Fund	383,929	46,614,983	(35,746,639)	476	(1,203)	11,251,546	176,264 *
Total	$610,995	$80,916,703	$(65,866,837)	$476	$(1,203)	$15,660,134	$257,990

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Invesco BulletShares 2036 Corporate Bond ETF (BSCA)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.49%
Aerospace & Defense-2.87%
General Electric Co., 4.90%, 01/29/2036	$66,000	$64,216
HEICO Corp., 5.40%, 08/01/2036	43,000	42,418
Honeywell Aerospace, Inc., 4.95%, 03/16/2036	190,000	182,618
Howmet Aerospace, Inc., 4.75%, 04/15/2036	33,000	31,439
Lockheed Martin Corp.
4.50%, 05/15/2036	33,000	31,142
Series B, 6.15%, 09/01/2036	37,000	39,231
Textron, Inc., 4.95%, 03/15/2036	33,000	31,485
		422,549
Automobiles-1.47%
American Honda Finance Corp., 5.10%, 01/08/2036	33,000	31,830
Ford Motor Credit Co. LLC, 6.47%, 05/22/2036	65,000	65,288
General Motors Co., 6.60%, 04/01/2036	83,000	87,329
Toyota Motor Credit Corp., Series B, 4.80%, 01/11/2036	33,000	31,726
		216,173
Banks-3.04%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 5.13%, 03/03/2036	65,000	62,142
Banco Santander S.A. (Spain), 5.44%, 04/15/2036	65,000	63,518
Bank of America N.A., 6.00%, 10/15/2036	83,000	85,117
Citigroup, Inc., 6.13%, 08/25/2036	40,000	40,704
Cooperatieve Rabobank U.A. (Netherlands), 5.12%, 06/09/2036	40,000	38,910
HSBC Holdings PLC (United Kingdom)
6.50%, 05/02/2036	70,000	74,278
6.50%, 05/02/2036	40,000	41,306
Wells Fargo Bank N.A., 5.95%, 08/26/2036	41,000	41,755
		447,730
Beverages-3.00%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.70%, 02/01/2036	314,000	297,599
Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 4.70%, 02/01/2036	41,000	38,858
Diageo Capital PLC (United Kingdom), 5.88%, 09/30/2036	40,000	41,340
Molson Coors Beverage Co., 5.50%, 07/08/2036	66,000	64,655
		442,452
Biotechnology-2.12%
AbbVie, Inc.
4.75%, 03/15/2036	99,000	94,389
4.30%, 05/14/2036	66,000	60,647
Amgen, Inc., 4.85%, 02/19/2036	118,000	112,615
Gilead Sciences, Inc., 4.00%, 09/01/2036	50,000	44,837
		312,488
	Principal Amount	Value
Broadline Retail-3.97%
Amazon.com, Inc.
4.88%, 03/13/2036	$349,000	$331,922
5.30%, 07/09/2036	259,000	253,572
		585,494
Building Products-0.43%
CRH America Finance, Inc., 5.00%, 02/09/2036	66,000	63,159
Capital Markets-2.11%
Brookfield Finance, Inc. (Canada), 5.33%, 01/15/2036	43,000	41,558
Goldman Sachs Group, Inc. (The), 6.45%, 05/01/2036	47,000	48,999
Jefferies Financial Group, Inc.
6.25%, 01/15/2036	32,000	32,222
5.50%, 02/15/2036	99,000	93,809
MSCI, Inc., 5.15%, 03/15/2036	33,000	31,342
Nomura Holdings, Inc. (Japan), 5.55%, 07/14/2036	65,000	63,558
		311,488
Chemicals-1.57%
Dow Chemical Co. (The), 5.65%, 03/15/2036	42,000	41,234
Ecolab, Inc., 5.35%, 06/15/2036	93,000	92,352
LYB International Finance III LLC, 5.88%, 01/15/2036	66,000	65,525
Nutrien Ltd. (Canada), 5.35%, 05/29/2036	33,000	32,271
		231,382
Commercial Services & Supplies-0.48%
Republic Services, Inc., 5.00%, 07/15/2036	33,000	31,984
Waste Connections, Inc., 4.80%, 07/15/2036	40,000	38,063
		70,047
Construction Materials-0.90%
Eagle Materials, Inc., 5.00%, 03/15/2036	50,000	47,199
Martin Marietta Materials, Inc., 5.63%, 08/15/2036	85,000	85,038
		132,237
Consumer Finance-0.26%
General Motors Financial Co., Inc., 5.45%, 01/08/2036	40,000	39,020
Consumer Staples Distribution & Retail-0.93%
Sysco Corp., 4.95%, 03/25/2036	43,000	40,405
Target Corp., 5.25%, 02/15/2036	33,000	32,898
Walmart, Inc., 4.75%, 04/30/2036	66,000	64,012
		137,315
Containers & Packaging-0.68%
Amcor Flexibles North America, Inc., 5.13%, 03/12/2036	50,000	48,191
Smurfit Westrock Financing DAC (Ireland), 5.19%, 01/15/2036	53,000	51,450
		99,641
Diversified Telecommunication Services-3.77%
AT&T, Inc.
5.13%, 04/30/2036	83,000	79,108
5.25%, 10/30/2036	98,000	93,717
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco BulletShares 2036 Corporate Bond ETF (BSCA)—(continued)
August 31, 2026
	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Bell Canada (Canada), 5.45%, 11/15/2036	$43,000	$41,731
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	132,000	142,136
Verizon Communications, Inc.
4.27%, 01/15/2036	85,000	76,068
5.00%, 01/15/2036	130,000	123,377
		556,137
Electric Utilities-8.88%
AEP Texas, Inc., Series Q, 5.20%, 04/15/2036	50,000	48,268
AEP Transmission Co. LLC, 5.25%, 06/01/2036	43,000	42,210
Arizona Public Service Co., 5.10%, 03/15/2036	40,000	38,485
Berkshire Hathaway Energy Co., 6.13%, 04/01/2036	100,000	104,087
CenterPoint Energy Houston Electric LLC, Series AR, 4.85%, 04/01/2036	53,000	50,583
Constellation Energy Generation LLC, 5.30%, 06/01/2036	56,000	54,306
Duke Energy Carolinas LLC, 5.15%, 06/15/2036	66,000	64,377
Duke Energy Indiana LLC, Series DDDD, 4.95%, 03/15/2036	33,000	31,682
Entergy Arkansas LLC, 4.95%, 01/15/2036	33,000	31,648
Entergy Louisiana LLC, 4.90%, 04/15/2036	50,000	47,574
Entergy Mississippi LLC, 5.05%, 04/15/2036	43,000	41,219
Exelon Corp., 4.95%, 03/15/2036	51,000	48,330
Florida Power & Light Co.
4.70%, 02/15/2036	43,000	40,674
5.13%, 06/01/2036	40,000	39,121
Iberdrola International B.V. (Spain), 6.75%, 07/15/2036	33,000	36,034
Jersey Central Power & Light Co., 5.15%, 01/15/2036	33,000	32,091
Northern States Power Co., 4.85%, 05/15/2036	40,000	38,280
Pacific Gas and Electric Co.
5.20%, 05/01/2036	66,000	62,295
5.60%, 08/15/2036	53,000	51,548
PacifiCorp, 5.80%, 04/15/2036	46,000	45,902
Public Service Co. of Colorado, 5.05%, 06/15/2036	40,000	38,445
Public Service Co. of Oklahoma, 5.45%, 01/15/2036	53,000	52,189
San Diego Gas & Electric Co., Series DDDD, 5.20%, 03/15/2036	41,000	39,711
Southern Co. (The), 4.25%, 07/01/2036	33,000	29,634
Southwestern Electric Power Co., 5.20%, 04/01/2036	40,000	38,651
Southwestern Public Service Co., 5.30%, 08/15/2036	43,000	41,976
Virginia Electric and Power Co.
4.95%, 03/15/2036	86,000	81,844
Series B, 6.00%, 01/15/2036	36,000	37,212
		1,308,376
Electrical Equipment-1.00%
GE Vernova, Inc., 4.88%, 02/04/2036	66,000	63,392
Hubbell, Inc., 5.15%, 06/15/2036	47,000	45,473
Vertiv Holdings Co., 4.85%, 03/15/2036	40,000	37,870
		146,735
	Principal Amount	Value
Electronic Equipment, Instruments & Components-0.68%
Amphenol Corp., 4.63%, 02/15/2036	$106,000	$99,669
Energy Equipment & Services-1.52%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 5.00%, 06/15/2036	132,000	126,831
Patterson-UTI Energy, Inc., 6.05%, 05/15/2036	33,000	32,796
Schlumberger Investment S.A., 5.15%, 05/07/2036	66,000	64,620
		224,247
Entertainment-0.87%
Netflix, Inc., 5.25%, 08/15/2036	66,000	65,254
Walt Disney Co. (The), 4.63%, 03/14/2036	66,000	62,689
		127,943
Financial Services-1.64%
Apollo Global Management, Inc., 5.70%, 03/30/2036	50,000	49,403
Blackstone Reg Finance Co. L.L.C., 4.95%, 02/15/2036	40,000	38,080
Mastercard, Inc., 5.00%, 06/08/2036	50,000	48,682
PayPal Holdings, Inc., 5.55%, 06/01/2036	33,000	32,245
TPG Operating Group II L.P., 5.38%, 01/15/2036	33,000	31,664
Visa, Inc., 4.70%, 02/12/2036	43,000	41,494
		241,568
Food Products-1.07%
Bunge Ltd. Finance Corp., 5.15%, 03/19/2036	47,000	45,549
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.50%, 01/15/2036	83,000	80,865
Tyson Foods, Inc., 4.95%, 02/20/2036	33,000	31,398
		157,812
Gas Utilities-0.22%
National Fuel Gas Co., 5.50%, 05/15/2036	33,000	32,104
Ground Transportation-0.26%
Union Pacific Corp., 2.89%, 04/06/2036	47,000	38,823
Health Care Equipment & Supplies-2.44%
Abbott Laboratories
4.65%, 03/15/2036	219,000	207,505
4.75%, 11/30/2036	109,000	104,085
Augusta SpinCo Corp., 5.25%, 03/23/2036	50,000	48,778
		360,368
Health Care Providers & Services-3.03%
Aetna, Inc., 6.63%, 06/15/2036	51,000	54,218
Cencora, Inc., 4.90%, 02/13/2036	66,000	62,981
Cigna Group (The), 5.25%, 01/15/2036	99,000	96,769
Elevance Health, Inc., 5.00%, 01/15/2036	66,000	63,194
HCA, Inc., 5.30%, 05/15/2036	83,000	80,347
Quest Diagnostics, Inc., 5.00%, 06/30/2036	33,000	31,749
UnitedHealth Group, Inc., 5.80%, 03/15/2036	56,000	57,468
		446,726
Health Care REITs-0.54%
Alexandria Real Estate Equities, Inc., 5.25%, 03/15/2036	50,000	47,688
Ventas Realty L.P., 5.00%, 02/15/2036	33,000	31,610
		79,298
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Invesco BulletShares 2036 Corporate Bond ETF (BSCA)—(continued)
August 31, 2026
	Principal Amount	Value
Hotels, Restaurants & Leisure-2.10%
Airbnb, Inc., 5.25%, 03/16/2036	$53,000	$51,881
Booking Holdings, Inc., 5.38%, 05/07/2036	50,000	49,306
Expedia Group, Inc., 5.50%, 04/15/2036	66,000	64,175
McDonald’s Corp., 5.00%, 02/13/2036	50,000	48,720
Royal Caribbean Cruises Ltd., 5.38%, 01/15/2036	99,000	95,801
		309,883
Household Durables-0.45%
Sony Group Corp. (Japan), 5.09%, 06/30/2036	33,000	32,109
Tyco Electronics Group S.A. (Switzerland), 4.88%, 02/09/2036	36,000	34,315
		66,424
Household Products-0.24%
Clorox Co. (The), 5.25%, 05/15/2036	36,000	34,988
Industrial Conglomerates-0.88%
Eaton Corp., 4.80%, 03/06/2036	135,000	129,121
Insurance-2.91%
AEGON Funding Co. LLC, 5.63%, 05/07/2036	33,000	32,139
Aflac, Inc., 5.15%, 05/14/2036	33,000	32,215
Chubb INA Holdings LLC, 5.30%, 05/20/2036	66,000	65,034
Loews Corp., 4.94%, 04/01/2036	33,000	31,348
Marsh & McLennan Cos., Inc., 4.95%, 03/15/2036	40,000	38,271
Mercury General Corp., 6.25%, 06/15/2036	35,000	34,570
Old Republic International Corp., 5.70%, 06/01/2036	47,000	46,082
Principal Financial Group, Inc., 6.05%, 10/15/2036	33,000	33,896
Progressive Corp. (The), 5.15%, 03/26/2036	66,000	64,488
Prudential Financial, Inc., 5.70%, 12/14/2036	50,000	50,740
		428,783
Interactive Media & Services-5.64%
Alphabet, Inc.
4.80%, 02/15/2036	281,000	267,705
5.45%, 08/15/2036	230,000	228,274
Meta Platforms, Inc., 5.25%, 05/15/2036	349,000	336,075
		832,054
IT Services-0.42%
International Business Machines Corp., 4.95%, 02/03/2036	65,000	61,511
Life Sciences Tools & Services-0.56%
Thermo Fisher Scientific, Inc., 4.90%, 02/12/2036	86,000	82,809
Machinery-0.66%
Flowserve Corp., 5.70%, 05/15/2036	33,000	32,560
Fortive Corp., 5.25%, 05/15/2036	33,000	31,977
Xylem, Inc., 5.45%, 06/01/2036	33,000	32,935
		97,472
Media-1.35%
Comcast Corp., 3.20%, 07/15/2036	66,000	53,574
Omnicom Group, Inc., 5.30%, 06/02/2036	40,000	38,171
Paramount Global, 6.88%, 04/30/2036	72,000	66,971
WPP 2025 LLC, 6.50%, 03/30/2036	40,000	39,625
		198,341
	Principal Amount	Value
Metals & Mining-0.44%
ArcelorMittal (Luxembourg), 5.38%, 05/19/2036	$66,000	$64,291
Multi-Utilities-2.08%
Consumers Energy Co., 5.13%, 05/01/2036	56,000	54,816
Dominion Energy, Inc., 5.35%, 06/15/2036	55,000	53,429
DTE Electric Co., Series A, 4.85%, 03/01/2036	53,000	50,517
National Grid PLC (United Kingdom), 5.41%, 06/09/2036	50,000	48,786
NiSource, Inc., 5.30%, 05/18/2036	50,000	48,716
Sempra, 5.25%, 03/15/2036	53,000	51,027
		307,291
Oil, Gas & Consumable Fuels-8.27%
Antero Resources Corp., 5.40%, 02/01/2036	50,000	48,377
Boardwalk Pipelines, L.P., 5.38%, 02/15/2036	36,000	35,075
Cenovus Energy, Inc. (Canada), 5.40%, 03/20/2036	33,000	32,128
Enbridge, Inc. (Canada), 5.45%, 03/27/2036	66,000	65,165
Energy Transfer L.P., 5.35%, 01/15/2036	66,000	64,437
Enterprise Products Operating LLC, 5.20%, 01/15/2036	99,000	97,247
EOG Resources, Inc., 5.35%, 01/15/2036	83,000	82,172
MPLX L.P., 5.30%, 04/01/2036	66,000	63,879
Occidental Petroleum Corp., 6.45%, 09/15/2036	113,000	119,270
ONEOK Partners L.P., 6.65%, 10/01/2036	40,000	42,869
Plains All American Pipeline L.P./PAA Finance Corp., 5.60%, 01/15/2036	66,000	65,079
Shell Finance US, Inc., 4.75%, 01/06/2036	66,000	63,375
Targa Resources Corp.
5.65%, 02/15/2036	50,000	49,813
5.40%, 07/30/2036	66,000	64,192
TotalEnergies Capital USA LLC (France), 4.86%, 01/13/2036	50,000	48,132
TransCanada Pipelines Ltd. (Canada), 5.85%, 03/15/2036	33,000	33,551
Transcontinental Gas Pipe Line Co. LLC, 5.10%, 03/15/2036	66,000	63,927
Valero Energy Corp., 5.15%, 03/10/2036	56,000	54,185
Western Midstream Operating L.P., 5.70%, 07/01/2036	47,000	46,306
Williams Cos., Inc. (The), 5.15%, 03/15/2036	83,000	79,717
		1,218,896
Pharmaceuticals-3.52%
AstraZeneca Finance LLC (United Kingdom), 4.60%, 03/02/2036	50,000	47,283
Eli Lilly and Co., 4.85%, 05/20/2036	99,000	95,598
Johnson & Johnson, 3.55%, 03/01/2036	66,000	58,479
Merck & Co., Inc., 5.20%, 05/22/2036	99,000	97,741
Novartis Capital Corp., 4.90%, 03/18/2036	130,000	125,964
Pfizer, Inc., 4.00%, 12/15/2036	66,000	59,125
Wyeth LLC, 6.00%, 02/15/2036	33,000	34,350
		518,540
Professional Services-1.08%
Automatic Data Processing, Inc., 5.00%, 05/07/2036	66,000	64,167
Broadridge Financial Solutions, Inc., 5.75%, 05/15/2036	33,000	32,659
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco BulletShares 2036 Corporate Bond ETF (BSCA)—(continued)
August 31, 2026
	Principal Amount	Value
Professional Services-(continued)
Jacobs Solutions, Inc., 5.38%, 03/03/2036	$33,000	$31,624
Verisk Analytics, Inc., 5.13%, 03/15/2036	33,000	31,467
		159,917
Real Estate Management & Development-0.33%
CBRE Services, Inc., 5.25%, 06/01/2036	50,000	48,232
Residential REITs-0.26%
Camden Property Trust, 4.90%, 02/28/2036	40,000	38,113
Retail REITs-0.22%
Kimco Realty OP LLC, 5.30%, 02/01/2036	33,000	32,623
Semiconductors & Semiconductor Equipment-5.01%
Broadcom, Inc.
4.95%, 01/15/2036	83,000	77,222
4.80%, 02/15/2036	130,000	119,360
3.19%, 11/15/2036	161,000	127,087
Intel Corp., 5.30%, 05/15/2036	130,000	125,382
Marvell Technology, Inc., 5.30%, 04/15/2036	66,000	63,660
NVIDIA Corp., 4.95%, 06/15/2036	238,000	226,338
		739,049
Software-6.18%
Accenture Capital, Inc., 5.60%, 07/10/2036	73,000	72,306
Intuit, Inc., 5.50%, 06/15/2036	66,000	64,277
Microsoft Corp., 3.45%, 08/08/2036	118,000	102,961
Oracle Corp.
5.70%, 02/04/2036	291,000	269,210
3.85%, 07/15/2036	83,000	65,947
Salesforce, Inc., 5.55%, 03/15/2036	260,000	255,363
ServiceNow, Inc., 5.40%, 05/15/2036	83,000	81,422
		911,486
Specialized REITs-0.88%
GLP Capital, L.P./GLP Financing II, Inc., 5.63%, 03/01/2036	53,000	50,534
Prologis L.P., 4.90%, 06/15/2036	50,000	47,636
Public Storage Operating Co., 5.15%, 08/15/2036	33,000	32,098
		130,268
	Principal Amount	Value
Specialty Retail-2.95%
Dell International LLC/EMC Corp.
5.10%, 02/15/2036	$83,000	$79,820
8.10%, 07/15/2036	56,000	65,027
Home Depot, Inc. (The), 5.88%, 12/16/2036	180,000	186,303
Leidos, Inc., 5.00%, 03/15/2036	53,000	50,177
O’Reilly Automotive, Inc., 5.10%, 03/12/2036	56,000	53,978
		435,305
Technology Hardware, Storage & Peripherals-0.54%
Apple, Inc., 4.50%, 02/23/2036	83,000	80,325
Tobacco-0.32%
Philip Morris International, Inc., 4.88%, 04/29/2036	50,000	47,813
Water Utilities-0.53%
American Water Capital Corp., 5.20%, 04/01/2036	47,000	45,858
Essential Utilities, Inc., 5.13%, 03/15/2036	33,000	31,865
		77,723
Wireless Telecommunication Services-0.92%
T-Mobile USA, Inc., 5.00%, 02/15/2036	76,000	72,278
Vodafone Group PLC (United Kingdom), 5.35%, 06/18/2036	66,000	64,015
		136,293
Total U.S. Dollar Denominated Bonds & Notes (Cost $14,656,174)		14,518,532
	Shares
Money Market Funds-0.26%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(b)(c) (Cost $37,986)	37,986	37,986
TOTAL INVESTMENTS IN SECURITIES-98.75% (Cost $14,694,160)		14,556,518
OTHER ASSETS LESS LIABILITIES-1.25%		183,974
NET ASSETS-100.00%		$14,740,492

Investment Abbreviations:
Gtd.	-Guaranteed
REIT	-Real Estate Investment Trust
Sr.	-Senior
Unsec.	-Unsecured

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$177,908	$(139,922)	$-	$-	$37,986	$209

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Invesco BulletShares 2036 Corporate Bond ETF (BSCA)—(continued)
August 31, 2026
(c)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

85

Statements of Assets and Liabilities
August 31, 2026

	Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
Assets:
Unaffiliated investments in securities, at value(a)	$2,292,994,282	$4,519,757,159	$3,496,716,301	$2,923,281,485
Affiliated investments in securities, at value	1,171,213,078	355,482,875	238,544,118	304,681,719
Deposits with brokers:
Cash segregated as collateral	-	292,715	-	787,115
Receivable for:
Dividends and interest	29,755,156	46,684,393	41,279,437	35,615,509
Securities lending	10,250	70,045	62,290	64,230
Investments sold	7,516,663	7,786,590	5,337,033	5,535,158
Fund shares sold	-	278,881	-	749,924
Total assets	3,501,489,429	4,930,352,658	3,781,939,179	3,270,715,140
Liabilities:
Due to custodian	1,606	-	-	-
Payable for:
Investments purchased	-	40,839,035	8,748,921	6,752,911
Collateral upon return of securities loaned	51,431,957	312,519,730	238,219,777	295,275,464
Collateral upon receipt of securities in-kind	-	292,715	-	787,115
Fund shares repurchased	11,954,854	627	-	-
Accrued unitary management fees	220,569	387,600	299,523	248,919
Other payables	87,213	-	-	-
Total liabilities	63,696,199	354,039,707	247,268,221	303,064,409
Net Assets	$3,437,793,230	$4,576,312,951	$3,534,670,958	$2,967,650,731
Net assets consist of:
Shares of beneficial interest	$3,439,726,335	$4,573,322,677	$3,543,850,723	$2,984,344,739
Distributable earnings (loss)	(1,933,105)	2,990,274	(9,179,765)	(16,694,008)
Net Assets	$3,437,793,230	$4,576,312,951	$3,534,670,958	$2,967,650,731
Shares outstanding (unlimited amount authorized, $0.01 par value)	175,950,000	233,400,000	174,150,001	160,650,001
Net asset value	$19.54	$19.61	$20.30	$18.47
Market price	$19.53	$19.62	$20.30	$18.48
Unaffiliated investments in securities, at cost	$2,292,539,482	$4,518,795,834	$3,503,010,901	$2,935,910,291
Affiliated investments in securities, at cost	$1,171,209,694	$355,466,149	$238,530,423	$304,664,079
(a)Includes securities on loan with an aggregate value of:	$49,678,943	$299,100,931	$230,318,618	$285,091,734
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	Invesco BulletShares 2031 Corporate Bond ETF (BSCV)	Invesco BulletShares 2032 Corporate Bond ETF (BSCW)	Invesco BulletShares 2033 Corporate Bond ETF (BSCX)	Invesco BulletShares 2034 Corporate Bond ETF (BSCY)	Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)	Invesco BulletShares 2036 Corporate Bond ETF (BSCA)

$2,687,229,445	$1,781,588,111	$1,531,124,958	$1,018,247,977	$587,725,783	$318,762,959	$14,518,532
223,647,213	33,497,891	49,422,066	33,108,880	20,352,237	15,660,134	37,986

21,443	-	-	-	108,467	20,658	-

28,630,889	18,889,651	19,478,173	14,237,404	8,571,919	4,790,444	209,416
70,771	11,861	18,836	18,561	7,097	10,850	-
3,246,633	47,118,351	2,325,082	21,112,824	3,942,308	663,866	476,165
20,425	-	-	-	103,318	9,658	863
2,942,866,819	1,881,105,865	1,602,369,115	1,086,725,646	620,811,129	339,918,569	15,242,962

-	-	-	-	-	-	-

4,009,054	47,820,985	1,184,282	20,913,022	4,110,895	569,549	501,597
223,057,308	32,861,322	45,713,703	32,503,488	18,290,916	15,585,720	-
21,443	-	-	-	108,467	20,658	-
-	-	-	-	-	-	-
229,362	151,470	129,145	87,195	48,027	24,408	873
-	-	-	-	-	-	-
227,317,167	80,833,777	47,027,130	53,503,705	22,558,305	16,200,335	502,470
$2,715,549,652	$1,800,272,088	$1,555,341,985	$1,033,221,941	$598,252,824	$323,718,234	$14,740,492

$2,746,557,395	$1,823,956,925	$1,575,575,409	$1,050,818,852	$612,104,620	$333,526,022	$14,889,436
(31,007,743)	(23,684,837)	(20,233,424)	(17,596,911)	(13,851,796)	(9,807,788)	(148,944)
$2,715,549,652	$1,800,272,088	$1,555,341,985	$1,033,221,941	$598,252,824	$323,718,234	$14,740,492
164,850,001	111,300,001	77,100,001	49,950,001	29,550,001	16,200,001	750,001
$16.47	$16.17	$20.17	$20.69	$20.25	$19.98	$19.65
$16.48	$16.18	$20.18	$20.70	$20.26	$20.00	$19.68
$2,714,085,347	$1,798,731,140	$1,549,995,263	$1,032,334,317	$601,477,884	$328,441,738	$14,656,174
$223,635,334	$33,496,453	$49,419,767	$33,108,286	$20,351,105	$15,659,633	$37,986
$215,112,635	$31,733,001	$44,145,554	$31,251,881	$16,141,938	$15,033,057	$-

87

Statements of Operations
For the year ended August 31, 2026

	Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
Investment income:
Unaffiliated interest income	$159,193,165	$192,266,835	$146,445,244	$122,427,435
Affiliated dividend income	6,625,488	685,879	261,908	269,971
Securities lending income, net	269,366	652,200	791,042	618,568
Total investment income	166,088,019	193,604,914	147,498,194	123,315,974
Expenses:
Unitary management fees	4,023,308	4,470,383	3,269,447	2,679,149
Tax expenses	-	-	-	-
Total expenses	4,023,308	4,470,383	3,269,447	2,679,149
Less: Waivers	(178,870)	(18,286)	(6,943)	(7,193)
Net expenses	3,844,438	4,452,097	3,262,504	2,671,956
Net investment income	162,243,581	189,152,817	144,235,690	120,644,018
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	3,026,925	2,359,207	(987,811)	(2,851,928)
Affiliated investment securities	7,534	(2,050)	(20,208)	(23,258)
In-kind redemptions	988,317	1,680,990	2,792,918	1,616,228
Net realized gain (loss)	4,022,776	4,038,147	1,784,899	(1,258,958)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(4,540,438)	(26,804,516)	(47,208,723)	(51,305,997)
Affiliated investment securities	(10,490)	(2,960)	(6,875)	2,570
Change in net unrealized appreciation (depreciation)	(4,550,928)	(26,807,476)	(47,215,598)	(51,303,427)
Net realized and unrealized gain (loss)	(528,152)	(22,769,329)	(45,430,699)	(52,562,385)
Net increase (decrease) in net assets resulting from operations	$161,715,429	$166,383,488	$98,804,991	$68,081,633

(a)	For the period June 8, 2026 (commencement of investment operations) through August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	Invesco BulletShares 2031 Corporate Bond ETF (BSCV)	Invesco BulletShares 2032 Corporate Bond ETF (BSCW)	Invesco BulletShares 2033 Corporate Bond ETF (BSCX)	Invesco BulletShares 2034 Corporate Bond ETF (BSCY)	Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)	Invesco BulletShares 2036 Corporate Bond ETF (BSCA)(a)

$109,247,046	$74,483,094	$64,515,387	$44,537,371	$22,543,806	$8,366,379	$92,575
212,298	110,440	110,697	80,875	49,747	16,354	209
619,878	139,546	192,900	206,441	58,845	63,577	-
110,079,222	74,733,080	64,818,984	44,824,687	22,652,398	8,446,310	92,784

2,356,382	1,564,922	1,325,184	903,440	451,522	167,200	1,734
-	-	-	-	-	1,253	-
2,356,382	1,564,922	1,325,184	903,440	451,522	168,453	1,734
(5,745)	(2,960)	(2,982)	(2,163)	(1,340)	(448)	(6)
2,350,637	1,561,962	1,322,202	901,277	450,182	168,005	1,728
107,728,585	73,171,118	63,496,782	43,923,410	22,202,216	8,278,305	91,056

(1,113,989)	(6,049,270)	(160,168)	(3,350,625)	(54,254)	(128,972)	(11,302)
(18,132)	(2,482)	(7,958)	(3,692)	(315)	(1,203)	-
2,082,513	1,257,204	463,725	140,109	267,464	11,832	-
950,392	(4,794,548)	295,599	(3,214,208)	212,895	(118,343)	(11,302)

(66,149,426)	(45,778,009)	(44,217,805)	(27,859,637)	(17,515,347)	(9,853,481)	(137,642)
(945)	965	1,929	(516)	850	476	-
(66,150,371)	(45,777,044)	(44,215,876)	(27,860,153)	(17,514,497)	(9,853,005)	(137,642)
(65,199,979)	(50,571,592)	(43,920,277)	(31,074,361)	(17,301,602)	(9,971,348)	(148,944)
$42,528,606	$22,599,526	$19,576,505	$12,849,049	$4,900,614	$(1,693,043)	$(57,888)

89

Statements of Changes in Net Assets
For the years ended August 31, 2026 and 2025

	Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)		Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
	2026	2025	2026	2025
Operations:
Net investment income	$162,243,581	$173,002,677	$189,152,817	$129,355,331
Net realized gain (loss)	4,022,776	3,757,171	4,038,147	1,651,790
Change in net unrealized appreciation (depreciation)	(4,550,928)	15,505,628	(26,807,476)	23,356,830
Net increase in net assets resulting from operations	161,715,429	192,265,476	166,383,488	154,363,951
Distributions to Shareholders from:
Distributable earnings	(162,442,515)	(173,573,303)	(189,235,313)	(129,228,697)
Shareholder Transactions:
Proceeds from shares sold	146,732,962	829,922,333	769,047,859	1,857,259,464
Value of shares repurchased	(953,299,691)	(315,689,385)	(153,327,441)	(47,203,181)
Net increase (decrease) in net assets resulting from share transactions	(806,566,729)	514,232,948	615,720,418	1,810,056,283
Net increase (decrease) in net assets	(807,293,815)	532,925,121	592,868,593	1,835,191,537
Net assets:
Beginning of year	4,245,087,045	3,712,161,924	3,983,444,358	2,148,252,821
End of year	$3,437,793,230	$4,245,087,045	$4,576,312,951	$3,983,444,358
Changes in Shares Outstanding:
Shares sold	7,500,000	42,600,000	39,000,000	94,950,000
Shares repurchased	(48,750,000)	(16,200,000)	(7,800,000)	(2,400,000)
Shares outstanding, beginning of year	217,200,000	190,800,000	202,200,000	109,650,000
Shares outstanding, end of year	175,950,000	217,200,000	233,400,000	202,200,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)		Invesco BulletShares 2029 Corporate Bond ETF (BSCT)		Invesco BulletShares 2030 Corporate Bond ETF (BSCU)		Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
2026	2025	2026	2025	2026	2025	2026	2025

$144,235,690	$107,682,216	$120,644,018	$81,982,172	$107,728,585	$64,448,411	$73,171,118	$42,336,845
1,784,899	1,346,368	(1,258,958)	420,064	950,392	(875,886)	(4,794,548)	3,269,390
(47,215,598)	24,569,777	(51,303,427)	26,673,279	(66,150,371)	24,438,485	(45,777,044)	16,229,541
98,804,991	133,598,361	68,081,633	109,075,515	42,528,606	88,011,010	22,599,526	61,835,776

(144,407,903)	(107,729,419)	(120,711,230)	(82,179,581)	(107,840,891)	(64,479,850)	(73,407,353)	(42,298,292)

966,829,543	882,803,452	863,939,278	1,090,577,131	984,856,278	939,472,527	664,992,116	675,552,780
(143,955,639)	(42,618,635)	(92,102,764)	(44,149,919)	(50,626,499)	(31,992,168)	(29,849,922)	(61,700,478)
822,873,904	840,184,817	771,836,514	1,046,427,212	934,229,779	907,480,359	635,142,194	613,852,302
777,270,992	866,053,759	719,206,917	1,073,323,146	868,917,494	931,011,519	584,334,367	633,389,786

2,757,399,966	1,891,346,207	2,248,443,814	1,175,120,668	1,846,632,158	915,620,639	1,215,937,721	582,547,935
$3,534,670,958	$2,757,399,966	$2,967,650,731	$2,248,443,814	$2,715,549,652	$1,846,632,158	$1,800,272,088	$1,215,937,721

47,100,000	43,500,000	46,050,000	58,950,000	58,500,000	56,700,000	40,050,000	41,400,000
(7,050,000)	(2,100,000)	(4,950,000)	(2,400,000)	(3,000,000)	(1,950,000)	(1,800,000)	(3,750,000)
134,100,001	92,700,001	119,550,001	63,000,001	109,350,001	54,600,001	73,050,001	35,400,001
174,150,001	134,100,001	160,650,001	119,550,001	164,850,001	109,350,001	111,300,001	73,050,001

91

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2026 and 2025

	Invesco BulletShares 2032 Corporate Bond ETF (BSCW)		Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
	2026	2025	2026	2025
Operations:
Net investment income	$63,496,782	$38,648,841	$43,923,410	$24,838,593
Net realized gain (loss)	295,599	887,173	(3,214,208)	221,496
Change in net unrealized appreciation (depreciation)	(44,215,876)	8,444,465	(27,860,153)	6,394,647
Net increase (decrease) in net assets resulting from operations	19,576,505	47,980,479	12,849,049	31,454,736
Distributions to Shareholders from:
Distributable earnings	(63,713,824)	(38,548,678)	(44,066,346)	(24,853,668)
Return of capital	-	-	-	-
Total distributions to shareholders	(63,713,824)	(38,548,678)	(44,066,346)	(24,853,668)
Shareholder Transactions:
Proceeds from shares sold	590,936,935	483,513,524	396,975,278	338,046,628
Value of shares repurchased	(12,225,236)	(36,675,604)	(6,282,462)	(12,362,463)
Net increase in net assets resulting from share transactions	578,711,699	446,837,920	390,692,816	325,684,165
Net increase in net assets	534,574,380	456,269,721	359,475,519	332,285,233
Net assets:
Beginning of year	1,020,767,605	564,497,884	673,746,422	341,461,189
End of year	$1,555,341,985	$1,020,767,605	$1,033,221,941	$673,746,422
Changes in Shares Outstanding:
Shares sold	28,500,000	23,700,000	18,600,000	16,200,000
Shares repurchased	(600,000)	(1,800,000)	(300,000)	(600,000)
Shares outstanding, beginning of year	49,200,001	27,300,001	31,650,001	16,050,001
Shares outstanding, end of year	77,100,001	49,200,001	49,950,001	31,650,001

(a)	For the period June 9, 2025 (commencement of investment operations) through August 31, 2025.
(b)	For the period June 8, 2026 (commencement of investment operations) through August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)		Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)		Invesco BulletShares 2036 Corporate Bond ETF (BSCA)
2026	2025	2026	2025(a)	2026(b)

$22,202,216	$7,562,654	$8,278,305	$99,170	$91,056
212,895	(46,257)	(118,343)	(20)	(11,302)
(17,514,497)	3,563,780	(9,853,005)	174,727	(137,642)
4,900,614	11,080,177	(1,693,043)	273,877	(57,888)

(22,363,881)	(7,550,455)	(8,423,803)	(91,019)	(91,056)
-	-	-	-	(16,197)
(22,363,881)	(7,550,455)	(8,423,803)	(91,019)	(107,253)

365,902,530	246,051,707	321,481,701	15,217,164	14,905,633
(9,268,927)	(6,077,389)	(3,046,643)	-	-
356,633,603	239,974,318	318,435,058	15,217,164	14,905,633
339,170,336	243,504,040	308,318,212	15,400,022	14,740,492

259,082,488	15,578,448	15,400,022	-	-
$598,252,824	$259,082,488	$323,718,234	$15,400,022	$14,740,492

17,550,000	12,000,000	15,600,000	750,001	750,001
(450,000)	(300,000)	(150,000)	-	-
12,450,001	750,001	750,001	-	-
29,550,001	12,450,001	16,200,001	750,001	750,001

93

Financial Highlights
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$19.54	$19.46	$18.93	$19.26	$21.56
Net investment income(a)	0.79	0.81	0.77	0.65	0.43
Net realized and unrealized gain (loss) on investments	(0.00)(b)	0.08	0.51	(0.34)	(2.31)
Total from investment operations	0.79	0.89	1.28	0.31	(1.88)
Distributions to shareholders from:
Net investment income	(0.79)	(0.81)	(0.75)	(0.64)	(0.42)
Net realized gains	-	-	-	-	(0.00)(b)
Total distributions	(0.79)	(0.81)	(0.75)	(0.64)	(0.42)
Net asset value at end of year	$19.54	$19.54	$19.46	$18.93	$19.26
Market price at end of year(c)	$19.53	$19.55	$19.48	$18.94	$19.21
Net Asset Value Total Return(d)	4.13%	4.69%	6.92%	1.64%	(8.79)%
Market Price Total Return(d)	4.02%	4.64%	6.97%	1.95%	(9.11)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$3,437,793	$4,245,087	$3,712,162	$1,982,408	$1,178,455
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.03%	4.17%	4.02%	3.42%	2.17%
Portfolio turnover rate(e)	1%	3%	2%	1%	4%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Financial Highlights—(continued)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$19.70	$19.59	$18.99	$19.37	$22.01
Net investment income(a)	0.83	0.85	0.82	0.68	0.46
Net realized and unrealized gain (loss) on investments	(0.09)	0.10	0.59	(0.39)	(2.64)
Total from investment operations	0.74	0.95	1.41	0.29	(2.18)
Distributions to shareholders from:
Net investment income	(0.83)	(0.84)	(0.81)	(0.66)	(0.45)
Net realized gains	-	-	-	(0.01)	(0.01)
Total distributions	(0.83)	(0.84)	(0.81)	(0.67)	(0.46)
Net asset value at end of year	$19.61	$19.70	$19.59	$18.99	$19.37
Market price at end of year(b)	$19.62	$19.70	$19.61	$19.00	$19.29
Net Asset Value Total Return(c)	3.84%	4.96%	7.61%	1.53%	(9.99)%
Market Price Total Return(c)	3.89%	4.85%	7.65%	2.01%	(10.48)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$4,576,313	$3,983,444	$2,148,253	$1,062,506	$479,527
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.23%	4.34%	4.30%	3.60%	2.26%
Portfolio turnover rate(d)	5%	2%	0%	1%	4%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Financial Highlights—(continued)
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$20.56	$20.40	$19.68	$20.03	$23.17
Net investment income(a)	0.90	0.93	0.91	0.76	0.47
Net realized and unrealized gain (loss) on investments	(0.26)	0.15	0.70	(0.38)	(3.13)
Total from investment operations	0.64	1.08	1.61	0.38	(2.66)
Distributions to shareholders from:
Net investment income	(0.90)	(0.92)	(0.89)	(0.73)	(0.47)
Net realized gains	-	-	-	-	(0.01)
Total distributions	(0.90)	(0.92)	(0.89)	(0.73)	(0.48)
Net asset value at end of year	$20.30	$20.56	$20.40	$19.68	$20.03
Market price at end of year(b)	$20.30	$20.56	$20.43	$19.69	$19.96
Net Asset Value Total Return(c)	3.17%	5.45%	8.37%	1.97%	(11.62)%
Market Price Total Return(c)	3.17%	5.29%	8.47%	2.38%	(11.96)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$3,534,671	$2,757,400	$1,891,346	$720,429	$273,454
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.41%	4.56%	4.57%	3.86%	2.20%
Portfolio turnover rate(d)	6%	3%	0%(e)	1%	7%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(e)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Financial Highlights—(continued)
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$18.81	$18.65	$17.89	$18.22	$21.37
Net investment income(a)	0.84	0.86	0.83	0.69	0.43
Net realized and unrealized gain (loss) on investments	(0.34)	0.15	0.73	(0.38)	(3.15)
Total from investment operations	0.50	1.01	1.56	0.31	(2.72)
Distributions to shareholders from:
Net investment income	(0.84)	(0.85)	(0.80)	(0.64)	(0.43)
Net realized gains	-	-	-	-	(0.00)(b)
Total distributions	(0.84)	(0.85)	(0.80)	(0.64)	(0.43)
Net asset value at end of year	$18.47	$18.81	$18.65	$17.89	$18.22
Market price at end of year(c)	$18.48	$18.81	$18.68	$17.90	$18.14
Net Asset Value Total Return(d)	2.68%	5.59%	8.98%	1.79%	(12.84)%
Market Price Total Return(d)	2.74%	5.42%	9.10%	2.29%	(13.30)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,967,651	$2,248,444	$1,175,121	$394,520	$128,462
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.50%	4.64%	4.59%	3.85%	2.19%
Portfolio turnover rate(e)	9%	3%	0%(f)	1%	6%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(f)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Financial Highlights—(continued)
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$16.89	$16.77	$16.04	$16.48	$19.77
Net investment income(a)	0.77	0.78	0.78	0.65	0.45
Net realized and unrealized gain (loss) on investments	(0.43)	0.11	0.70	(0.45)	(3.32)
Total from investment operations	0.34	0.89	1.48	0.20	(2.87)
Distributions to shareholders from:
Net investment income	(0.76)	(0.77)	(0.75)	(0.64)	(0.42)
Net asset value at end of year	$16.47	$16.89	$16.77	$16.04	$16.48
Market price at end of year(b)	$16.48	$16.89	$16.79	$16.03	$16.38
Net Asset Value Total Return(c)	2.04%	5.51%	9.51%	1.27%	(14.67)%
Market Price Total Return(c)	2.10%	5.37%	9.71%	1.82%	(15.27)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,715,550	$1,846,632	$915,621	$257,396	$101,365
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.57%	4.73%	4.79%	4.06%	2.60%
Portfolio turnover rate(d)	4%	4%	0%(e)	0%	3%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(e)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Financial Highlights—(continued)
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
	Years Ended August 31,				For the Period September 13, 2021(a) Through August 31, 2022
	2026	2025	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$16.65	$16.46	$15.77	$16.36	$20.00
Net investment income(b)	0.77	0.79	0.80	0.73	0.47
Net realized and unrealized gain (loss) on investments	(0.48)	0.18	0.67	(0.62)	(3.68)
Total from investment operations	0.29	0.97	1.47	0.11	(3.21)
Distributions to shareholders from:
Net investment income	(0.77)	(0.78)	(0.78)	(0.70)	(0.43)
Net asset value at end of period	$16.17	$16.65	$16.46	$15.77	$16.36
Market price at end of period(c)	$16.18	$16.65	$16.48	$15.77	$16.30
Net Asset Value Total Return(d)	1.73%	6.10%	9.60%	0.73%	(16.17)%(e)
Market Price Total Return(d)	1.79%	5.98%	9.73%	1.10%	(16.48)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,800,272	$1,215,938	$582,548	$193,984	$39,269
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%(f)
Net investment income	4.68%	4.85%	5.00%	4.63%	2.81%(f)
Portfolio turnover rate(g)	26%	1%	0%	0%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to August 31, 2022 was (16.25)%. The market price total return from Fund Inception to August 31, 2022 was (16.60)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Financial Highlights—(continued)
Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
	Years Ended August 31,			For the Period September 6, 2022(a) Through August 31, 2023
	2026	2025	2024
Per Share Operating Performance:
Net asset value at beginning of period	$20.75	$20.68	$19.86	$20.00
Net investment income(b)	0.99	1.02	1.04	0.99
Net realized and unrealized gain (loss) on investments	(0.58)	0.06	0.80	(0.25)
Total from investment operations	0.41	1.08	1.84	0.74
Distributions to shareholders from:
Net investment income	(0.99)	(1.01)	(1.02)	(0.88)
Net asset value at end of period	$20.17	$20.75	$20.68	$19.86
Market price at end of period(c)	$20.18	$20.75	$20.71	$19.86
Net Asset Value Total Return(d)	1.94%	5.43%	9.58%	3.74%(e)
Market Price Total Return(d)	1.99%	5.27%	9.73%	3.75%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,555,342	$1,020,768	$564,498	$143,018
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%	0.10%(f)
Net investment income	4.79%	5.01%	5.19%	5.08%(f)
Portfolio turnover rate(g)	4%	4%	0%	7%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (September 8, 2022, the first day of trading on the exchange) to August 31, 2023 was 3.40%. The market price total return from Fund Inception to August 31, 2023 was 3.43%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Financial Highlights—(continued)
Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
	Years Ended August 31,		For the Period September 18, 2023(a) Through August 31, 2024
	2026	2025
Per Share Operating Performance:
Net asset value at beginning of period	$21.29	$21.27	$20.00
Net investment income(b)	1.03	1.06	1.00
Net realized and unrealized gain (loss) on investments	(0.60)	0.00	1.18
Total from investment operations	0.43	1.06	2.18
Distributions to shareholders from:
Net investment income	(1.03)	(1.04)	(0.91)
Net asset value at end of period	$20.69	$21.29	$21.27
Market price at end of period(c)	$20.70	$21.28	$21.31
Net Asset Value Total Return(d)	2.00%	5.22%	11.15%(e)
Market Price Total Return(d)	2.10%	4.97%	11.36%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,033,222	$673,746	$341,461
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%(f)
Net investment income	4.86%	5.05%	5.09%(f)
Portfolio turnover rate(g)	22%	2%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (September 20, 2023, the first day of trading on the exchange) to August 31, 2024 was 11.44%. The market price total return from Fund Inception to August 31, 2024 was 11.53%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Financial Highlights—(continued)
Invesco BulletShares 2034 Corporate Bond ETF (BSCY)
	Years Ended August 31,		For the Period June 10, 2024(a) Through August 31, 2024
	2026	2025
Per Share Operating Performance:
Net asset value at beginning of period	$20.81	$20.77	$20.00
Net investment income(b)	1.02	1.04	0.24
Net realized and unrealized gain (loss) on investments	(0.58)	(0.05)(c)	0.76
Total from investment operations	0.44	0.99	1.00
Distributions to shareholders from:
Net investment income	(1.00)	(0.95)	(0.23)
Net asset value at end of period	$20.25	$20.81	$20.77
Market price at end of period(d)	$20.26	$20.81	$20.83
Net Asset Value Total Return(e)	2.11%	4.93%	4.99%(f)
Market Price Total Return(e)	2.16%	4.63%	5.29%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$598,253	$259,082	$15,578
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%(g)
Net investment income	4.92%	5.08%	5.26%(g)
Portfolio turnover rate(h)	3%	1%	0%(i)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
The net asset value total return from Fund Inception (June 12, 2024, the first day of trading on the exchange) to August 31, 2024 was 3.95%. The market price total return from Fund Inception to August 31, 2024 was 4.15%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(i)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)
	Year Ended August 31, 2026	For the Period June 9, 2025(a) Through August 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$20.53	$20.00
Net investment income(b)	1.01	0.24
Net realized and unrealized gain (loss) on investments	(0.63)	0.46
Total from investment operations	0.38	0.70
Distributions to shareholders from:
Net investment income	(0.93)	(0.17)
Net asset value at end of period	$19.98	$20.53
Market price at end of period(c)	$20.00	$20.54
Net Asset Value Total Return(d)	1.84%	3.52%(e)
Market Price Total Return(d)	1.89%	3.58%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$323,718	$15,400
Ratio to average net assets of:
Expenses	0.10%	0.10%(f)
Net investment income	4.95%	5.19%(f)
Portfolio turnover rate(g)	6%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 11, 2025, the first day of trading on the exchange) to August 31, 2025 was 2.96%. The market price total return from Fund Inception to August 31, 2025 was 2.91%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco BulletShares 2036 Corporate Bond ETF (BSCA)
For the Period June 8, 2026(a) Through August 31, 2026
Per Share Operating Performance:
Net asset value at beginning of period	$20.00
Net investment income(b)	0.24
Net realized and unrealized gain (loss) on investments	(0.37)
Total from investment operations	(0.13)
Distributions to shareholders from:
Net investment income	(0.19)
Return of capital	(0.03)
Total distributions	(0.22)
Net asset value at end of period	$19.65
Market price at end of period(c)	$19.68
Net Asset Value Total Return(d)	(0.68)%(e)
Market Price Total Return(d)	(0.53)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$14,740
Ratio to average net assets of:
Expenses	0.10%(f)
Net investment income	5.25%(f)
Portfolio turnover rate(g)	8%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 10, 2026, the first day of trading on the exchange) to August 31, 2026 was (0.72)%. The market price total return from Fund Inception to August 31, 2026 was (0.68)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
August 31, 2026
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	"BulletShares 2026 Corporate Bond ETF"
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	"BulletShares 2027 Corporate Bond ETF"
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	"BulletShares 2028 Corporate Bond ETF"
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)	"BulletShares 2029 Corporate Bond ETF"
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	"BulletShares 2030 Corporate Bond ETF"
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)	"BulletShares 2031 Corporate Bond ETF"
Invesco BulletShares 2032 Corporate Bond ETF (BSCW)	"BulletShares 2032 Corporate Bond ETF"
Invesco BulletShares 2033 Corporate Bond ETF (BSCX)	"BulletShares 2033 Corporate Bond ETF"
Invesco BulletShares 2034 Corporate Bond ETF (BSCY)	"BulletShares 2034 Corporate Bond ETF"
Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)	"BulletShares 2035 Corporate Bond ETF"
Invesco BulletShares 2036 Corporate Bond ETF (BSCA)	"BulletShares 2036 Corporate Bond ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
BulletShares 2026 Corporate Bond ETF will terminate on or about December 15, 2026. In connection with the termination of the Fund, the Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any of its liabilities. The Fund does not seek to distribute any predetermined amount of cash at maturity.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units of each Fund are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
BulletShares 2026 Corporate Bond ETF	ICE BulletShares® USD Corporate Bond 2026 Index
BulletShares 2027 Corporate Bond ETF	ICE BulletShares® USD Corporate Bond 2027 Index
BulletShares 2028 Corporate Bond ETF	ICE BulletShares® USD Corporate Bond 2028 Index
BulletShares 2029 Corporate Bond ETF	ICE BulletShares® USD Corporate Bond 2029 Index
BulletShares 2030 Corporate Bond ETF	ICE BulletShares® USD Corporate Bond 2030 Index
BulletShares 2031 Corporate Bond ETF	ICE BulletShares® USD Corporate Bond 2031 Index
BulletShares 2032 Corporate Bond ETF	ICE BulletShares® USD Corporate Bond 2032 Index
BulletShares 2033 Corporate Bond ETF	ICE BulletShares® USD Corporate Bond 2033 Index
BulletShares 2034 Corporate Bond ETF	ICE BulletShares® USD Corporate Bond 2034 Index
BulletShares 2035 Corporate Bond ETF	ICE BulletShares® USD Corporate Bond 2035 Index
BulletShares 2036 Corporate Bond ETF	ICE BulletShares® USD Corporate Bond 2036 Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

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A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s most recently reported NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity

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to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s

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taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Funds did not pay any material income taxes, net of refunds during the period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may lend portfolio securities having a market value up to one-third of such Fund’s total assets. Such loans are secured by cash collateral provided by the borrower equal to no less than 102% (105% for foreign securities) of the market value of the loaned securities determined daily by the securities lending agent. Cash collateral received in connection with these loans is invested in short-term money market instruments or in affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act or affiliated money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Funds to obtain additional collateral from or return excess collateral to a borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When

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loaning securities, each Fund retains certain benefits associated with owning the securities, including through an obligation of the borrower to pay the Fund the amount of dividends or interest generated by the loaned security. Securities loans are subject to termination at the option of the borrower or a Fund. Upon termination, the borrower is required to return to the Fund the securities loaned and the Fund is required to return the collateral. Upon the failure of the borrower to return the loaned securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Lending securities entails a risk of loss to a Fund if the market value of the loaned securities increases, the borrower fails to provide additional collateral as required, and the borrower fails to return the loaned securities. Additionally, a Fund could experience delays and costs in gaining access to the collateral and the loaned securities may increase in value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the securities lending agent. However, each Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss incurred on the investment of that cash collateral. For Funds that participate in securities lending, dividends or income received on cash collateral investments, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as the affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as securities lending agent for each Fund participating in the securities lending program. To the extent a Fund utilizes Invesco as the affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2026, there were no securities lending transactions with respect to which Invesco acted as securities lending agent.
K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.
Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact a Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by APs, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

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Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. Because certain Funds issue and redeem Creation Units principally for cash, such Funds will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. If a Fund is non-diversified, the Fund can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

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NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
BulletShares 2026 Corporate Bond ETF	0.10%
BulletShares 2027 Corporate Bond ETF	0.10%
BulletShares 2028 Corporate Bond ETF	0.10%
BulletShares 2029 Corporate Bond ETF	0.10%
BulletShares 2030 Corporate Bond ETF	0.10%
BulletShares 2031 Corporate Bond ETF	0.10%
BulletShares 2032 Corporate Bond ETF	0.10%
BulletShares 2033 Corporate Bond ETF	0.10%
BulletShares 2034 Corporate Bond ETF	0.10%
BulletShares 2035 Corporate Bond ETF	0.10%
BulletShares 2036 Corporate Bond ETF	0.10%
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2026, the Adviser waived fees for each Fund in the following amounts:
BulletShares 2026 Corporate Bond ETF	$178,870
BulletShares 2027 Corporate Bond ETF	18,286
BulletShares 2028 Corporate Bond ETF	6,943
BulletShares 2029 Corporate Bond ETF	7,193
BulletShares 2030 Corporate Bond ETF	5,745
BulletShares 2031 Corporate Bond ETF	2,960
BulletShares 2032 Corporate Bond ETF	2,982
BulletShares 2033 Corporate Bond ETF	2,163
BulletShares 2034 Corporate Bond ETF	1,340
BulletShares 2035 Corporate Bond ETF	448
BulletShares 2036 Corporate Bond ETF(a)	6

(a)	For the period June 8, 2026 (commencement of investment operations) through August 31, 2026.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into licensing agreements on behalf of each Fund with ICE Data Indices, LLC (the “Licensor”).
“BulletShares®” is a registered service mark of Invesco Holding Company (US), Inc., and the name of each Underlying Index is a trademark of the Licensor. These marks have been licensed for use by the Licensor and the Adviser for use with each Underlying Index or the Funds where relevant. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the fiscal year ended August 31, 2026, the following Funds engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains (Losses)
BulletShares 2026 Corporate Bond ETF	$10,213,541	$-	$-
BulletShares 2027 Corporate Bond ETF	-	5,959,264	(8,396)
BulletShares 2028 Corporate Bond ETF	2,744,149	-	-
BulletShares 2029 Corporate Bond ETF	-	4,254,277	798
NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
BulletShares 2026 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,292,994,282	$-	$2,292,994,282
Money Market Funds	1,119,777,737	51,435,341	-	1,171,213,078
Total Investments	$1,119,777,737	$2,344,429,623	$-	$3,464,207,360
BulletShares 2027 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$4,519,757,159	$-	$4,519,757,159
Money Market Funds	42,946,419	312,536,456	-	355,482,875
Total Investments	$42,946,419	$4,832,293,615	$-	$4,875,240,034
BulletShares 2028 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$3,496,716,301	$-	$3,496,716,301
Money Market Funds	310,646	238,233,472	-	238,544,118
Total Investments	$310,646	$3,734,949,773	$-	$3,735,260,419

112

	Level 1	Level 2	Level 3	Total
BulletShares 2029 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,923,281,485	$-	$2,923,281,485
Money Market Funds	9,388,615	295,293,104	-	304,681,719
Total Investments	$9,388,615	$3,218,574,589	$-	$3,227,963,204
BulletShares 2030 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,687,229,445	$-	$2,687,229,445
Money Market Funds	578,026	223,069,187	-	223,647,213
Total Investments	$578,026	$2,910,298,632	$-	$2,910,876,658
BulletShares 2031 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,781,588,111	$-	$1,781,588,111
Money Market Funds	635,131	32,862,760	-	33,497,891
Total Investments	$635,131	$1,814,450,871	$-	$1,815,086,002
BulletShares 2032 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,531,124,958	$-	$1,531,124,958
Money Market Funds	3,706,064	45,716,002	-	49,422,066
Total Investments	$3,706,064	$1,576,840,960	$-	$1,580,547,024
BulletShares 2033 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,018,247,977	$-	$1,018,247,977
Money Market Funds	604,798	32,504,082	-	33,108,880
Total Investments	$604,798	$1,050,752,059	$-	$1,051,356,857
BulletShares 2034 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$587,725,783	$-	$587,725,783
Money Market Funds	2,060,189	18,292,048	-	20,352,237
Total Investments	$2,060,189	$606,017,831	$-	$608,078,020
BulletShares 2035 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$318,762,959	$-	$318,762,959
Money Market Funds	73,913	15,586,221	-	15,660,134
Total Investments	$73,913	$334,349,180	$-	$334,423,093
BulletShares 2036 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$14,518,532	$-	$14,518,532
Money Market Funds	37,986	-	-	37,986
Total Investments	$37,986	$14,518,532	$-	$14,556,518
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2026 and 2025:
	2026		2025
	Ordinary Income*	Return of Capital	Ordinary Income*
BulletShares 2026 Corporate Bond ETF	$162,442,515	$-	$173,573,303
BulletShares 2027 Corporate Bond ETF	189,235,313	-	129,228,697
BulletShares 2028 Corporate Bond ETF	144,407,903	-	107,729,419
BulletShares 2029 Corporate Bond ETF	120,711,230	-	82,179,581
BulletShares 2030 Corporate Bond ETF	107,840,891	-	64,479,850
BulletShares 2031 Corporate Bond ETF	73,407,353	-	42,298,292
BulletShares 2032 Corporate Bond ETF	63,713,824	-	38,548,678

113

	2026		2025
	Ordinary Income*	Return of Capital	Ordinary Income*
BulletShares 2033 Corporate Bond ETF	$44,066,346	$-	$24,853,668
BulletShares 2034 Corporate Bond ETF	22,363,881	-	7,550,455
BulletShares 2035 Corporate Bond ETF	8,423,803	-	91,019
BulletShares 2036 Corporate Bond ETF(a)	91,056	16,197	-

*	Includes short-term capital gain distributions, if any.
(a)	For the period June 8, 2026 (commencement of investment operations) through August 31, 2026.
Tax Components of Net Assets at Fiscal Year-end:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
BulletShares 2026 Corporate Bond ETF	$-	$-	$382,295	$(2,315,400)	$3,439,726,335	$3,437,793,230
BulletShares 2027 Corporate Bond ETF	1,041,979	1,249,104	699,191	-	4,573,322,677	4,576,312,951
BulletShares 2028 Corporate Bond ETF	-	-	(8,673,360)	(506,405)	3,543,850,723	3,534,670,958
BulletShares 2029 Corporate Bond ETF	-	-	(12,655,460)	(4,038,548)	2,984,344,739	2,967,650,731
BulletShares 2030 Corporate Bond ETF	10,307	-	(26,861,461)	(4,156,589)	2,746,557,395	2,715,549,652
BulletShares 2031 Corporate Bond ETF	-	-	(17,197,004)	(6,487,833)	1,823,956,925	1,800,272,088
BulletShares 2032 Corporate Bond ETF	-	-	(18,886,590)	(1,346,834)	1,575,575,409	1,555,341,985
BulletShares 2033 Corporate Bond ETF	-	-	(14,154,563)	(3,442,348)	1,050,818,852	1,033,221,941
BulletShares 2034 Corporate Bond ETF	-	-	(13,766,293)	(85,503)	612,104,620	598,252,824
BulletShares 2035 Corporate Bond ETF	-	-	(9,683,441)	(124,347)	333,526,022	323,718,234
BulletShares 2036 Corporate Bond ETF	-	-	(138,253)	(10,691)	14,889,436	14,740,492
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2026, as follows:
	No expiration
	Short-Term	Long-Term	Total*
BulletShares 2026 Corporate Bond ETF	$1,352,328	$963,072	$2,315,400
BulletShares 2027 Corporate Bond ETF	-	-	-
BulletShares 2028 Corporate Bond ETF	177,099	329,306	506,405
BulletShares 2029 Corporate Bond ETF	316,022	3,722,526	4,038,548
BulletShares 2030 Corporate Bond ETF	730,828	3,425,761	4,156,589
BulletShares 2031 Corporate Bond ETF	4,252,053	2,235,780	6,487,833
BulletShares 2032 Corporate Bond ETF	983,533	363,301	1,346,834
BulletShares 2033 Corporate Bond ETF	2,946,831	495,517	3,442,348
BulletShares 2034 Corporate Bond ETF	85,503	-	85,503
BulletShares 2035 Corporate Bond ETF	124,347	-	124,347
BulletShares 2036 Corporate Bond ETF	10,691	-	10,691

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

114

NOTE 7—Investment Transactions
For the fiscal year ended August 31, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
BulletShares 2026 Corporate Bond ETF	$33,890,165	$2,829,129,134
BulletShares 2027 Corporate Bond ETF	208,174,050	347,636,968
BulletShares 2028 Corporate Bond ETF	211,632,646	199,194,020
BulletShares 2029 Corporate Bond ETF	241,876,443	244,902,510
BulletShares 2030 Corporate Bond ETF	93,859,739	90,825,705
BulletShares 2031 Corporate Bond ETF	402,517,985	408,250,409
BulletShares 2032 Corporate Bond ETF	55,630,273	58,591,849
BulletShares 2033 Corporate Bond ETF	205,590,631	199,306,555
BulletShares 2034 Corporate Bond ETF	17,577,678	14,828,205
BulletShares 2035 Corporate Bond ETF	12,005,551	9,217,507
BulletShares 2036 Corporate Bond ETF(a)	6,650,081	672,833

(a)	For the period June 8, 2026 (commencement of investment operations) through August 31, 2026.
For the fiscal year ended August 31, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
BulletShares 2026 Corporate Bond ETF	$140,247,091	$398,154,493
BulletShares 2027 Corporate Bond ETF	754,789,788	131,079,989
BulletShares 2028 Corporate Bond ETF	933,931,549	141,399,727
BulletShares 2029 Corporate Bond ETF	842,996,900	90,290,778
BulletShares 2030 Corporate Bond ETF	962,925,993	49,832,691
BulletShares 2031 Corporate Bond ETF	647,200,343	29,740,440
BulletShares 2032 Corporate Bond ETF	574,660,269	11,993,955
BulletShares 2033 Corporate Bond ETF	385,806,120	6,262,291
BulletShares 2034 Corporate Bond ETF	356,994,380	9,095,200
BulletShares 2035 Corporate Bond ETF	314,019,051	2,973,791
BulletShares 2036 Corporate Bond ETF(a)	8,688,665	-

(a)	For the period June 8, 2026 (commencement of investment operations) through August 31, 2026.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
BulletShares 2026 Corporate Bond ETF	$677,630	$(295,335)	$382,295	$3,463,825,065
BulletShares 2027 Corporate Bond ETF	4,572,748	(3,873,557)	699,191	4,874,540,843
BulletShares 2028 Corporate Bond ETF	5,011,461	(13,684,821)	(8,673,360)	3,743,933,779
BulletShares 2029 Corporate Bond ETF	2,752,469	(15,407,929)	(12,655,460)	3,240,618,664
BulletShares 2030 Corporate Bond ETF	1,807,054	(28,668,515)	(26,861,461)	2,937,738,119
BulletShares 2031 Corporate Bond ETF	1,946,835	(19,143,839)	(17,197,004)	1,832,283,006
BulletShares 2032 Corporate Bond ETF	1,256,628	(20,143,218)	(18,886,590)	1,599,433,614
BulletShares 2033 Corporate Bond ETF	586,218	(14,740,781)	(14,154,563)	1,065,511,420
BulletShares 2034 Corporate Bond ETF	15,947	(13,782,240)	(13,766,293)	621,844,313
BulletShares 2035 Corporate Bond ETF	501	(9,683,942)	(9,683,441)	344,106,534
BulletShares 2036 Corporate Bond ETF	648	(138,901)	(138,253)	14,694,771

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NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, distributions and taxable overdistributions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2026, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
BulletShares 2026 Corporate Bond ETF	$94,102	$(929,142)	$835,040
BulletShares 2027 Corporate Bond ETF	-	(1,680,990)	1,680,990
BulletShares 2028 Corporate Bond ETF	28,699	(2,718,372)	2,689,673
BulletShares 2029 Corporate Bond ETF	21,040	(1,616,227)	1,595,187
BulletShares 2030 Corporate Bond ETF	-	(2,082,513)	2,082,513
BulletShares 2031 Corporate Bond ETF	30,452	(1,257,203)	1,226,751
BulletShares 2032 Corporate Bond ETF	20,764	(463,725)	442,961
BulletShares 2033 Corporate Bond ETF	30,567	(140,110)	109,543
BulletShares 2034 Corporate Bond ETF	144,615	(267,465)	122,850
BulletShares 2035 Corporate Bond ETF	137,347	(11,147)	(126,200)
BulletShares 2036 Corporate Bond ETF	-	-	-
NOTE 9—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

116

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Self-Indexed Fund Trust and Shareholders of each of the eleven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eleven of the funds constituting Invesco Exchange-Traded Self-Indexed Fund Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Invesco BulletShares 2026 Corporate Bond ETF (1)
Invesco BulletShares 2027 Corporate Bond ETF (1)
Invesco BulletShares 2028 Corporate Bond ETF (1)
Invesco BulletShares 2029 Corporate Bond ETF (1)
Invesco BulletShares 2030 Corporate Bond ETF (1)
Invesco BulletShares 2031 Corporate Bond ETF (1)
Invesco BulletShares 2032 Corporate Bond ETF (1)
Invesco BulletShares 2033 Corporate Bond ETF (1)
Invesco BulletShares 2034 Corporate Bond ETF (1)
Invesco BulletShares 2035 Corporate Bond ETF (2)
Invesco BulletShares 2036 Corporate Bond ETF (3)
(1) Statement of operations for the year ended August 31, 2026 and statement of changes in net assets for the years ended August 31, 2026 and 2025
(2) Statement of operations for the year ended August 31, 2026, and statement of changes in net assets for the year ended August 31, 2026 and the period June 9, 2025 (commencement of investment operations) through August 31, 2025
(3) Statement of operations and statement of changes in net assets for the period June 8, 2026 (commencement of investment operations) through August 31, 2026
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

117

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2026:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Interest Income*
Invesco BulletShares 2026 Corporate Bond ETF	0%	0%	0%	0%	100%	84%
Invesco BulletShares 2027 Corporate Bond ETF	0%	0%	0%	0%	99%	87%
Invesco BulletShares 2028 Corporate Bond ETF	0%	0%	0%	0%	99%	84%
Invesco BulletShares 2029 Corporate Bond ETF	0%	0%	0%	0%	99%	89%
Invesco BulletShares 2030 Corporate Bond ETF	0%	0%	0%	0%	99%	89%
Invesco BulletShares 2031 Corporate Bond ETF	0%	0%	0%	0%	100%	94%
Invesco BulletShares 2032 Corporate Bond ETF	0%	0%	0%	0%	100%	90%
Invesco BulletShares 2033 Corporate Bond ETF	0%	0%	0%	0%	99%	89%
Invesco BulletShares 2034 Corporate Bond ETF	0%	0%	0%	0%	99%	89%
Invesco BulletShares 2035 Corporate Bond ETF	0%	0%	0%	0%	98%	91%
Invesco BulletShares 2036 Corporate Bond ETF	0%	0%	0%	0%	100%	92%
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

118

Approval of Investment Advisory Contracts
At a meeting held on March 19, 2026, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco BulletShares 2027 Treasury Bond ETF, Invesco BulletShares 2028 Treasury Bond ETF, Invesco BulletShares 2029 Treasury Bond ETF, Invesco BulletShares 2030 Treasury Bond ETF, Invesco BulletShares 2031 Treasury Bond ETF, Invesco BulletShares 2034 High Yield Corporate Bond ETF and Invesco BulletShares 2036 Corporate Bond ETF (each, a  “Fund” and collectively, the “Funds”).
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”) managed by the Adviser and overseen by the Board.  The Trustees noted that the portfolio managers of each Fund also manage other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the portfolio managers of each Fund. The Trustees also noted other information the Board received and considered describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd.  The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures. Because the Funds had not yet commenced operations, the Trustees noted that no performance information for the Funds could be provided.
The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and overseen by the Board and that was expected to be provided for each Fund.
Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds.  The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.  The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratios of its Lipper peer groups and a select peer group as shown below:
Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco BulletShares 2027 Treasury Bond ETF	Same as median (34)	Higher than median (13)	Lower than median (5)	Same as median (14)
Invesco BulletShares 2028 Treasury Bond ETF	Same as median (34)	Higher than median (13)	Lower than median (5)	Same as median (14)
Invesco BulletShares 2029 Treasury Bond ETF	Same as median (34)	Higher than median (13)	Lower than median (5)	Same as median (14)
Invesco BulletShares 2030 Treasury Bond ETF	Same as median (34)	Higher than median (13)	Lower than median (5)	Same as median (14)
Invesco BulletShares 2031 Treasury Bond ETF	Same as median (34)	Higher than median (13)	Lower than median (5)	Same as median (14)

119

Approval of Investment Advisory Contracts—(continued)
Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco BulletShares 2034 High Yield Corporate Bond ETF	Higher than median (38)	Lower than median (1)	Lower than median (102)	Higher than median (7)
Invesco BulletShares 2036 Corporate Bond ETF	Same as median (34)	Higher than median (5)	Lower than median (50)	Same as median (10)
Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the services to be provided, the nature of the indices, the distinguishing factors of the Fund, and the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.
In conjunction with their review of the unitary advisory fees, the Trustees also considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations.  However, the Trustees noted other information the Board received and considered regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for each Fund.  The Board considered whether the proposed unitary advisory fee rate for each Fund was reasonable in relation to the proposed services and product strategy of each Fund, and it concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds, and noted that the Adviser will not be a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, will serve as each Fund’s distributor and index provider and will be paid a distribution fee and a licensing fee, respectively, by the Adviser.  The Board concluded that each Fund’s proposed unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

120

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Pricing Power ETF
Invesco BulletShares 2026 Corporate Bond ETF
Invesco BulletShares 2027 Corporate Bond ETF
Invesco BulletShares 2028 Corporate Bond ETF
Invesco BulletShares 2029 Corporate Bond ETF
Invesco BulletShares 2030 Corporate Bond ETF
Invesco BulletShares 2031 Corporate Bond ETF
Invesco BulletShares 2032 Corporate Bond ETF
Invesco BulletShares 2033 Corporate Bond ETF
Invesco BulletShares 2034 Corporate Bond ETF
Invesco BulletShares 2035 Corporate Bond ETF
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Invesco BulletShares 2031 High Yield Corporate Bond ETF
Invesco BulletShares 2032 High Yield Corporate Bond ETF
Invesco BulletShares 2033 High Yield Corporate Bond ETF
Invesco BulletShares 2026 Municipal Bond ETF
Invesco BulletShares 2027 Municipal Bond ETF
Invesco BulletShares 2028 Municipal Bond ETF
Invesco BulletShares 2029 Municipal Bond ETF
Invesco BulletShares 2030 Municipal Bond ETF
Invesco BulletShares 2031 Municipal Bond ETF
Invesco BulletShares 2032 Municipal Bond ETF
Invesco BulletShares 2033 Municipal Bond ETF
Invesco BulletShares 2034 Municipal Bond ETF
Invesco International Developed Dynamic Multifactor ETF
Invesco Investment Grade Defensive ETF
Invesco RAFITM Strategic US ETF
Invesco Russell 1000® Dynamic Multifactor ETF
Invesco Russell 2000® Dynamic Multifactor ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement, except for the correlation of Invesco BulletShares 2033 High Yield Corporate Bond ETF for the since inception (June 11, 2025) period. The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

121

Approval of Investment Advisory Contracts—(continued)
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco BulletShares 2026 Corporate Bond ETF Invesco BulletShares 2027 Corporate Bond ETF Invesco BulletShares 2028 Corporate Bond ETF Invesco BulletShares 2029 Corporate Bond ETF Invesco BulletShares 2030 Corporate Bond ETF Invesco BulletShares 2031 Corporate Bond ETF Invesco BulletShares 2032 Corporate Bond ETF Invesco BulletShares 2033 Corporate Bond ETF Invesco BulletShares 2034 Corporate Bond ETF Invesco BulletShares 2035 Corporate Bond ETF	0.10%
Invesco Investment Grade Defensive ETF	0.13%
Invesco BulletShares 2026 Municipal Bond ETF Invesco BulletShares 2027 Municipal Bond ETF Invesco BulletShares 2028 Municipal Bond ETF Invesco BulletShares 2029 Municipal Bond ETF Invesco BulletShares 2030 Municipal Bond ETF Invesco BulletShares 2031 Municipal Bond ETF Invesco BulletShares 2032 Municipal Bond ETF Invesco BulletShares 2033 Municipal Bond ETF Invesco BulletShares 2034 Municipal Bond ETF	0.18%
Invesco RAFI™ Strategic US ETF	0.19%
Invesco Russell 1000® Dynamic Multifactor ETF	0.29%
Invesco International Developed Dynamic Multifactor ETF	0.34%
Invesco Russell 2000® Dynamic Multifactor ETF	0.39%
Invesco Bloomberg Pricing Power ETF	0.40%
Invesco BulletShares 2026 High Yield Corporate Bond ETF Invesco BulletShares 2027 High Yield Corporate Bond ETF Invesco BulletShares 2028 High Yield Corporate Bond ETF Invesco BulletShares 2029 High Yield Corporate Bond ETF Invesco BulletShares 2030 High Yield Corporate Bond ETF Invesco BulletShares 2031 High Yield Corporate Bond ETF Invesco BulletShares 2032 High Yield Corporate Bond ETF Invesco BulletShares 2033 High Yield Corporate Bond ETF	0.42%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Pricing Power ETF			X
Invesco BulletShares 2026 Corporate Bond ETF	X		X

122

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco BulletShares 2027 Corporate Bond ETF	X		X
Invesco BulletShares 2028 Corporate Bond ETF	X		X
Invesco BulletShares 2029 Corporate Bond ETF	X		X
Invesco BulletShares 2030 Corporate Bond ETF	X		X
Invesco BulletShares 2031 Corporate Bond ETF	X		X
Invesco BulletShares 2032 Corporate Bond ETF	X		X
Invesco BulletShares 2033 Corporate Bond ETF	X		X
Invesco BulletShares 2034 Corporate Bond ETF	X		X
Invesco BulletShares 2035 Corporate Bond ETF	X		X
Invesco BulletShares 2026 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2027 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2028 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2029 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2030 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2031 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2032 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2033 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2026 Municipal Bond ETF			X
Invesco BulletShares 2027 Municipal Bond ETF			X
Invesco BulletShares 2028 Municipal Bond ETF			X
Invesco BulletShares 2029 Municipal Bond ETF			X
Invesco BulletShares 2030 Municipal Bond ETF			X
Invesco BulletShares 2031 Municipal Bond ETF			X
Invesco BulletShares 2032 Municipal Bond ETF			X
Invesco BulletShares 2033 Municipal Bond ETF			X
Invesco BulletShares 2034 Municipal Bond ETF			X
Invesco International Developed Dynamic Multifactor ETF			X
Invesco Investment Grade Defensive ETF			X
Invesco RAFITM Strategic US ETF	X		X
Invesco Russell 1000® Dynamic Multifactor ETF	X		X
Invesco Russell 2000® Dynamic Multifactor ETF			X
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco Russell 1000® Dynamic Multifactor ETF and Invesco International Developed Dynamic Multifactor ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco BulletShares 2035 Corporate Bond ETF or Invesco BulletShares

123

Approval of Investment Advisory Contracts—(continued)
2033 High Yield Corporate Bond ETF because those Funds had not completed a full year of operations as of December 31, 2025. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, serve as each Fund’s distributor and index provider and are paid a distribution fee and licensing fee, respectively, by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

124

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

125

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-BSCB-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2026
BSJQ	Invesco BulletShares 2026 High Yield Corporate Bond ETF
BSJR	Invesco BulletShares 2027 High Yield Corporate Bond ETF
BSJS	Invesco BulletShares 2028 High Yield Corporate Bond ETF
BSJT	Invesco BulletShares 2029 High Yield Corporate Bond ETF
BSJU	Invesco BulletShares 2030 High Yield Corporate Bond ETF
BSJV	Invesco BulletShares 2031 High Yield Corporate Bond ETF
BSJW	Invesco BulletShares 2032 High Yield Corporate Bond ETF
BSJX	Invesco BulletShares 2033 High Yield Corporate Bond ETF
BSJY	Invesco BulletShares 2034 High Yield Corporate Bond ETF

2

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-32.76%
Aerospace & Defense-2.26%
Bombardier, Inc. (Canada), 8.75%, 11/15/2030(b)	$17,317,000	$18,260,569
Banks-1.55%
Freedom Mortgage Corp., 12.25%, 10/01/2030(b)	11,724,000	12,509,156
Capital Markets-1.90%
Aretec Group, Inc., 10.00%, 08/15/2030(b)	14,549,000	15,340,058
Chemicals-1.31%
Calderys Financing LLC (France), 11.25%, 06/01/2028(b)	4,562,000	4,727,336
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	5,848,000	5,857,123
		10,584,459
Commercial Services & Supplies-1.15%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026(c)	9,237,000	9,250,799
Diversified Consumer Services-1.85%
Allwyn Entertainment Financing (UK) PLC (United Kingdom), 7.88%, 04/30/2029(b)(c)	14,586,000	14,950,356
Diversified Telecommunication Services-3.91%
Altice France S.A. (France), 9.50%, 11/01/2029(b)	31,116,431	31,550,785
Financial Services-4.15%
NCR Atleos Corp., 9.50%, 04/01/2029(b)	31,556,000	33,475,110
Ground Transportation-0.58%
Hertz Corp. (The), 4.63%, 12/01/2026(b)	4,764,000	4,640,041
Health Care Providers & Services-3.05%
LifePoint Health, Inc., 9.88%, 08/15/2030(b)	18,473,000	19,444,203
Team Health Holdings, Inc., 8.38%, 06/30/2028(b)(c)	5,174,000	5,177,829
		24,622,032
Hotels, Restaurants & Leisure-1.14%
MGM Resorts International, 4.63%, 09/01/2026(c)	9,234,000	9,234,000
Household Durables-0.10%
FXI Holdings, Inc., 14.00% PIK Rate, 2.00% Cash Rate, 11/15/2029(d)	3,413,057	813,312
Life Sciences Tools & Services-3.01%
IQVIA, Inc., 5.00%, 10/15/2026(b)	24,245,000	24,255,231
	Principal Amount	Value
Media-1.43%
Sirius XM Radio LLC, 3.13%, 09/01/2026(b)	$11,573,000	$11,573,000
Metals & Mining-0.45%
Warrior Met Coal, Inc., 7.88%, 12/01/2028(b)	3,611,000	3,641,296
Oil, Gas & Consumable Fuels-1.72%
Buckeye Partners L.P., 3.95%, 12/01/2026	13,893,000	13,854,743
Real Estate Management & Development-2.40%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	9,264,000	9,710,497
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	9,237,000	9,626,109
		19,336,606
Software-0.80%
RingCentral, Inc., 8.50%, 08/15/2030(b)(c)	6,207,000	6,411,800
Total U.S. Dollar Denominated Bonds & Notes (Cost $265,086,083)		264,303,353
	Shares
Money Market Funds-65.79%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(e)(f) (Cost $530,810,177)	530,810,177	530,810,177
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.55% (Cost $795,896,260)		795,113,530
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.41%
Invesco Private Government Fund, 3.73%(e)(f)(g)	5,404,961	5,404,961
Invesco Private Prime Fund, 3.82%(e)(f)(g)	14,028,462	14,031,268
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,437,019)		19,436,229
TOTAL INVESTMENTS IN SECURITIES-100.96% (Cost $815,333,279)		814,549,759
OTHER ASSETS LESS LIABILITIES-(0.96)%		(7,713,350)
NET ASSETS-100.00%		$806,836,409

Investment Abbreviations:
PIK	-Pay-in-Kind

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
August 31, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $225,293,376, which represented 27.92% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$85,881,696	$1,075,254,108	$(630,325,627)	$-	$-	$530,810,177	$8,878,659
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,048,627	123,135,372	(149,779,038)	-	-	5,404,961	567,995 *
Invesco Private Prime Fund	83,352,265	261,363,978	(330,676,271)	(6,605)	(2,099)	14,031,268	1,554,466 *
Total	$201,282,588	$1,459,753,458	$(1,110,780,936)	$(6,605)	$(2,099)	$550,246,406	$11,001,120

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.96%
Aerospace & Defense-4.77%
Bombardier, Inc. (Canada), 7.25%, 07/01/2031(b)	$11,150,000	$11,669,055
TransDigm, Inc., 6.75%, 08/15/2028(b)	31,250,000	31,487,562
		43,156,617
Automobile Components-5.35%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027(b)	4,232,000	4,245,098
5.75%, 07/15/2027(b)(c)	3,038,000	3,045,681
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)(c)	10,024,000	10,508,089
Forvia SE (France), 8.00%, 06/15/2030(b)(c)	7,460,000	7,830,926
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/2032(b)(c)	11,890,000	12,376,503
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	10,399,000	10,413,235
		48,419,532
Automobiles-1.31%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	5,942,000	5,929,456
Nissan Motor Acceptance Co. LLC, 5.30%, 09/13/2027(b)	5,939,000	5,931,220
		11,860,676
Banks-0.84%
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)	7,550,000	7,569,743
Broadline Retail-3.68%
Kohl’s Corp., 10.00%, 06/01/2030(b)(c)	5,350,000	5,774,714
Rakuten Group, Inc. (Japan), 11.25%, 02/15/2027(b)	26,788,000	27,512,349
		33,287,063
Building Products-0.47%
STL Holding Co. LLC, 8.75%, 02/15/2029(b)	4,085,000	4,250,949
Capital Markets-3.99%
FS KKR Capital Corp., 3.25%, 07/15/2027(c)	7,430,000	7,250,010
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	20,493,000	20,354,203
StoneX Group, Inc., 7.88%, 03/01/2031(b)	8,180,000	8,520,427
		36,124,640
Chemicals-4.93%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., 4.75%, 06/15/2027(b)	7,433,000	7,429,707
Calderys Financing LLC (France), 11.25%, 06/01/2028(b)	6,677,000	6,918,988
Celanese US Holdings LLC, 7.17%, 07/15/2027	8,233,000	8,370,376
HB Fuller Co., 4.00%, 02/15/2027	4,454,000	4,429,993
	Principal Amount	Value
Chemicals-(continued)
Methanex Corp. (Canada), 5.13%, 10/15/2027	$10,405,000	$10,406,276
Rain Carbon, Inc., 12.25%, 09/01/2029(b)(c)	6,684,000	7,112,337
		44,667,677
Commercial Services & Supplies-6.58%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	8,922,000	8,872,900
CoreCivic, Inc., 8.25%, 04/15/2029	7,428,000	7,713,806
Garda World Security Corp. (Canada), 7.75%, 02/15/2028(b)(c)	5,948,000	6,055,052
GEO Group, Inc. (The), 10.25%, 04/15/2031	9,284,000	9,992,388
Prime Security Services Borrower LLC/ Prime Finance, Inc., 3.38%, 08/31/2027(b)	14,886,000	14,617,800
RB Global Holdings, Inc. (Canada), 7.75%, 03/15/2031(b)	11,897,000	12,307,844
		59,559,790
Construction Materials-0.52%
Global Infrastructure Solutions, Inc., 7.50%, 04/15/2032(b)(c)	4,460,000	4,693,245
Consumer Finance-3.90%
Encore Capital Group, Inc., 8.50%, 05/15/2030(b)	7,444,000	7,898,248
Navient Corp., 5.00%, 03/15/2027	10,403,000	10,381,716
OneMain Finance Corp., 3.50%, 01/15/2027	11,124,000	11,065,126
PRA Group, Inc., 8.38%, 02/01/2028(b)	5,915,000	6,007,747
		35,352,837
Containers & Packaging-2.42%
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)(c)	4,458,000	4,442,704
Trivium Packaging Finance B.V. (Netherlands)
8.25%, 07/15/2030(b)	7,127,000	7,551,035
12.25%, 01/15/2031(b)	8,915,000	9,881,924
		21,875,663
Distributors-1.14%
Windsor Holdings III LLC, 8.50%, 06/15/2030(b)	9,926,000	10,346,346
Diversified Consumer Services-0.90%
Service Corp. International, 4.63%, 12/15/2027	8,172,000	8,146,107
Diversified Telecommunication Services-1.64%
Iliad Holding S.A.S. (France), 8.50%, 04/15/2031(b)(c)	14,119,000	14,821,265
Electric Utilities-0.89%
XPLR Infrastructure Operating Partners L.P., 4.50%, 09/15/2027(b)(c)	8,172,000	8,112,873
Electrical Equipment-0.49%
EnerSys, 4.38%, 12/15/2027(b)	4,452,000	4,424,212
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
August 31, 2026
	Principal Amount	Value
Energy Equipment & Services-1.95%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(b)	$4,460,000	$4,690,809
Transocean International Ltd., 8.75%, 02/15/2030(b)	12,439,050	12,944,797
		17,635,606
Entertainment-4.88%
Discovery Global Holdings, Inc., 3.76%, 03/15/2027	13,400,000	13,349,013
Live Nation Entertainment, Inc.
6.50%, 05/15/2027(b)	16,739,000	16,768,662
4.75%, 10/15/2027(b)	14,114,000	14,073,336
		44,191,011
Financial Services-2.04%
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	5,948,000	6,228,288
LD Holdings Group LLC, 8.75%, 11/01/2027(b)	5,315,000	4,794,399
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(b)	7,427,000	7,424,188
		18,446,875
Food Products-0.87%
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/2029(b)	7,625,000	7,853,110
Health Care Equipment & Supplies-0.60%
Neogen Food Safety Corp., 8.63%, 07/20/2030(b)(c)	5,145,000	5,426,900
Health Care Providers & Services-5.29%
Community Health Systems, Inc., 10.88%, 01/15/2032(b)	23,017,000	24,452,524
LifePoint Health, Inc., 9.88%, 08/15/2030(b)	4,500,000	4,736,584
Tenet Healthcare Corp., 5.13%, 11/01/2027	18,742,000	18,747,894
		47,937,002
Health Care REITs-2.26%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027(c)	20,805,000	20,450,699
Health Care Technology-1.17%
Cogent Communications Group LLC/ Cogent Finance, Inc.
7.00%, 06/15/2027(b)(c)	6,695,000	6,379,133
7.00%, 06/15/2027(b)(c)	4,459,000	4,232,261
		10,611,394
Hotels, Restaurants & Leisure-6.49%
Boyd Gaming Corp., 4.75%, 12/01/2027	14,827,000	14,791,983
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	8,428,000	8,448,826
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC, 4.75%, 06/01/2027(b)	11,143,000	11,136,131
PENN Entertainment, Inc., 5.63%, 01/15/2027(b)(c)	4,995,000	5,017,622
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Travel + Leisure Co., Series J, 6.00%, 04/01/2027(c)	$5,946,000	$5,957,220
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)	13,374,000	13,401,992
		58,753,774
Household Durables-0.97%
KB Home, 7.25%, 07/15/2030	4,242,000	4,306,478
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	4,457,000	4,471,325
		8,777,803
Insurance-1.22%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/2027(b)	11,140,000	11,036,177
Interactive Media & Services-0.74%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	6,681,000	6,672,316
IT Services-2.75%
EquipmentShare.com, Inc.
9.00%, 05/15/2028(b)	15,310,000	15,650,801
8.63%, 05/15/2032(b)(c)	8,910,000	9,276,298
		24,927,099
Machinery-0.50%
TK Elevator U.S. Newco, Inc. (Germany), 5.25%, 07/15/2027(b)(c)	4,541,652	4,543,059
Media-5.06%
Belo Corp.
7.75%, 06/01/2027	2,976,000	3,045,826
7.25%, 09/15/2027	3,570,000	3,659,399
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027(b)	14,805,000	14,794,276
Sinclair Television Group, Inc., 9.75%, 02/15/2033(b)	5,195,000	5,824,894
Sirius XM Radio LLC, 5.00%, 08/01/2027(b)	18,568,000	18,530,418
		45,854,813
Mortgage REITs-0.55%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(b)	4,991,000	4,967,437
Oil, Gas & Consumable Fuels-7.96%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	3,127,000	3,289,432
Crescent Energy Finance LLC, 9.75%, 10/15/2030(b)	3,050,000	3,212,748
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	7,431,000	7,766,651
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029	5,196,000	5,234,253
NuStar Logistics L.P., 5.63%, 04/28/2027	8,170,000	8,218,701
SM Energy Co., 6.63%, 01/15/2027	5,217,000	5,228,738
Sunoco L.P., 5.88%, 07/15/2027(b)	7,415,000	7,435,006
Venture Global LNG, Inc., 9.88%, 02/01/2032(b)(c)	29,712,000	31,685,857
		72,071,386
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
August 31, 2026
	Principal Amount	Value
Passenger Airlines-1.25%
American Airlines, Inc., 7.25%, 02/15/2028(b)(c)	$11,206,000	$11,320,393
Real Estate Management & Development-0.88%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/2030(b)	7,425,000	7,960,276
Retail REITs-0.79%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/2027(b)	7,243,000	7,173,580
Software-1.40%
Gen Digital, Inc., 6.75%, 09/30/2027(b)	12,607,000	12,656,861
Specialized REITs-1.64%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	14,858,000	14,823,766
Specialty Retail-1.07%
Bath & Body Works, Inc., 7.50%, 06/15/2029	3,693,000	3,743,018
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	5,930,000	5,911,930
		9,654,948
Textiles, Apparel & Luxury Goods-0.81%
VF Corp., 2.80%, 04/23/2027(c)	7,425,000	7,339,523
Total U.S. Dollar Denominated Bonds & Notes (Cost $876,777,058)		877,755,043
	Shares	Value
Money Market Funds-5.76%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $52,130,433)	52,130,433	$52,130,433
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-102.72% (Cost $928,907,491)		929,885,476
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.56%
Invesco Private Government Fund, 3.73%(d)(e)(f)	29,110,100	29,110,100
Invesco Private Prime Fund, 3.82%(d)(e)(f)	75,545,702	75,560,811
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $104,666,645)		104,670,911
TOTAL INVESTMENTS IN SECURITIES-114.28% (Cost $1,033,574,136)		1,034,556,387
OTHER ASSETS LESS LIABILITIES-(14.28)%		(129,249,630)
NET ASSETS-100.00%		$905,306,757

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $634,472,260, which represented 70.08% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$38,465,155	$474,009,787	$(460,344,509)	$-	$-	$52,130,433	$1,331,958
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
August 31, 2026
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$28,838,314	$150,253,821	$(149,982,035)	$-	$-	$29,110,100	$1,106,129 *
Invesco Private Prime Fund	74,984,082	324,364,710	(323,777,911)	(1,442)	(8,628)	75,560,811	2,985,096 *
Total	$142,287,551	$948,628,318	$(934,104,455)	$(1,442)	$(8,628)	$156,801,344	$5,423,183

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.79%
Aerospace & Defense-0.37%
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	$2,849,000	$2,804,893
Automobile Components-5.52%
ANGI Group LLC, 3.88%, 08/15/2028(b)(c)	2,927,000	2,306,842
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)(c)	3,662,000	3,629,839
Clarios Global L.P./Clarios US Finance Co., 6.75%, 05/15/2028(b)(c)	5,488,000	5,569,211
Tenneco, Inc., 8.00%, 11/17/2028(b)	13,913,000	13,967,418
United Rentals (North America), Inc., 4.88%, 01/15/2028	12,224,000	12,185,359
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	4,395,000	4,470,647
		42,129,316
Automobiles-1.89%
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028(b)	5,140,000	5,251,390
5.63%, 09/29/2028(b)(c)	5,490,000	5,481,319
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	4,770,000	3,738,487
		14,471,196
Biotechnology-1.06%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	3,221,000	2,967,561
Grifols S.A. (Spain), 4.75%, 10/15/2028(b)(c)	5,164,000	5,093,473
		8,061,034
Building Products-1.45%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	2,461,000	2,533,528
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028(b)	4,278,000	4,263,832
9.75%, 07/15/2028(b)	973,000	976,143
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028	3,286,000	3,269,219
		11,042,722
Capital Markets-1.60%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	7,325,000	6,992,940
FS KKR Capital Corp., 3.13%, 10/12/2028(c)	5,490,000	5,193,513
		12,186,453
Chemicals-5.67%
Celanese US Holdings LLC, 7.35%, 11/15/2028(c)	5,460,000	5,676,915
Chemours Co. (The), 5.75%, 11/15/2028(b)(c)	4,353,000	4,327,828
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(b)	3,840,000	3,769,459
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)	3,936,000	3,942,660
Element Solutions, Inc., 3.88%, 09/01/2028(b)(c)	5,863,000	5,729,235
	Principal Amount	Value
Chemicals-(continued)
HB Fuller Co., 4.25%, 10/15/2028(c)	$2,201,000	$2,158,345
Herens Holdco S.a.r.l. (Luxembourg), 4.75%, 05/15/2028(b)(c)	2,245,000	1,982,433
Ingevity Corp., 3.88%, 11/01/2028(b)	4,027,000	3,893,083
LSB Industries, Inc., 6.25%, 10/15/2028(b)	3,137,000	3,132,683
Minerals Technologies, Inc., 5.00%, 07/01/2028(b)(c)	2,927,000	2,900,727
Olympus Water US Holding Corp., 4.25%, 10/01/2028(b)	5,969,000	5,818,963
		43,332,331
Commercial Services & Supplies-3.26%
Allied Universal Holdco LLC
4.63%, 06/01/2028(b)	5,664,000	5,586,730
4.63%, 06/01/2028(b)(c)	8,974,000	8,848,255
GFL Environmental, Inc., 4.00%, 08/01/2028(b)(c)	5,495,000	5,386,496
Madison IAQ LLC, 4.13%, 06/30/2028(b)	5,131,000	5,060,448
		24,881,929
Communications Equipment-0.38%
Viasat, Inc., 6.50%, 07/15/2028(b)	2,927,000	2,933,114
Construction & Engineering-0.77%
Fluor Corp., 4.25%, 09/15/2028(c)	3,588,000	3,532,910
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/2028(b)	2,327,000	2,317,361
		5,850,271
Construction Materials-0.84%
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/2028(b)	2,857,000	2,820,138
Williams Scotsman, Inc., 4.63%, 08/15/2028(b)	3,657,000	3,630,853
		6,450,991
Consumer Finance-3.33%
Credit Acceptance Corp., 9.25%, 12/15/2028(b)	4,392,000	4,549,400
Enova International, Inc., 11.25%, 12/15/2028(b)(c)	2,927,000	3,062,339
EZCORP, Inc., 7.38%, 04/01/2032(b)	2,200,000	2,292,932
FirstCash, Inc., 4.63%, 09/01/2028(b)	3,665,000	3,602,999
goeasy Ltd. (Canada), 9.25%, 12/01/2028(b)(c)	4,026,000	4,045,913
Navient Corp., 4.88%, 03/15/2028(c)	3,657,000	3,616,378
OneMain Finance Corp., 3.88%, 09/15/2028	4,392,000	4,258,700
		25,428,661
Consumer Staples Distribution & Retail-2.85%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 6.50%, 02/15/2028(b)	5,491,000	5,531,540
Aramark Services, Inc., 5.00%, 02/01/2028(b)	8,419,000	8,415,845
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	2,927,000	2,719,747
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
August 31, 2026
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	$1,810,000	$1,822,178
US Foods, Inc., 6.88%, 09/15/2028(b)	3,239,000	3,302,569
		21,791,879
Containers & Packaging-2.77%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	4,391,000	4,278,863
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	2,471,000	2,477,088
Graphic Packaging International LLC, 3.50%, 03/15/2028(b)	3,217,000	3,127,669
Iris Holding, Inc., 10.00%, 12/15/2028(b)	2,930,000	2,586,886
Silgan Holdings, Inc., 4.13%, 02/01/2028	4,177,000	4,127,945
Trident TPI Holdings, Inc., 12.75%, 12/31/2028(b)	4,542,000	4,547,702
		21,146,153
Diversified Telecommunication Services-2.21%
Iliad Holding S.A.S. (France), 7.00%, 10/15/2028(b)	6,258,000	6,276,324
Uniti Services LLC, 7.50%, 10/15/2033(b)	10,240,000	10,578,836
		16,855,160
Electric Utilities-1.55%
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	4,683,000	4,611,459
XPLR Infrastructure Operating Partners L.P., 8.63%, 03/15/2033(b)(c)	6,770,000	7,257,683
		11,869,142
Electronic Equipment, Instruments & Components-1.02%
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.
4.63%, 05/01/2028(b)	2,450,000	2,276,426
5.00%, 05/01/2028(b)	2,544,000	2,392,361
5.75%, 05/15/2028(b)(c)	3,290,000	3,109,385
		7,778,172
Energy Equipment & Services-0.00%
Transocean Aquila Ltd., 8.00%, 09/30/2028(b)	923	943
Entertainment-1.19%
Cinemark USA, Inc., 5.25%, 07/15/2028(b)(c)	5,602,000	5,593,597
Live Nation Entertainment, Inc., 3.75%, 01/15/2028(b)	3,577,000	3,516,312
		9,109,909
Financial Services-2.26%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(b)(c)	2,926,000	2,909,643
GGAM Finance Ltd. (Ireland), 8.00%, 06/15/2028(b)	4,395,000	4,551,449
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	7,091,000	6,872,553
LD Holdings Group LLC, 6.13%, 04/01/2028(b)	3,660,000	2,965,001
		17,298,646
	Principal Amount	Value
Food Products-1.64%
B&G Foods, Inc., 8.00%, 09/15/2028(b)(c)	$5,853,000	$5,804,019
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/2028(b)	3,110,000	3,083,157
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)	3,664,000	3,645,183
		12,532,359
Gas Utilities-1.01%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.38%, 06/01/2028(b)	2,618,000	2,674,449
Ferrellgas L.P./Ferrellgas Finance Corp., 9.25%, 01/15/2031(b)	4,770,000	5,055,065
		7,729,514
Health Care Equipment & Supplies-1.80%
Bausch & Lomb Corp., 8.38%, 10/01/2028(b)	9,950,000	10,218,949
Teleflex, Inc., 4.25%, 06/01/2028(b)	3,577,000	3,517,924
		13,736,873
Health Care Providers & Services-4.53%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(b)	3,297,000	3,293,938
Avantor Funding, Inc., 4.63%, 07/15/2028(b)(c)	11,351,000	11,262,268
Cano Health LLC, 6.25%, 10/01/2028(b)(d)(e)(f)	100,000	1,005
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)	5,853,000	5,775,911
Tenet Healthcare Corp.
4.63%, 06/15/2028	4,393,000	4,369,034
6.13%, 10/01/2028	9,909,000	9,922,764
		34,624,920
Health Care REITs-0.47%
Diversified Healthcare Trust, 4.75%, 02/15/2028(c)	3,660,000	3,581,206
Hotel & Resort REITs-1.08%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/2028(b)	5,310,000	5,317,590
RHP Hotel Properties L.P./RHP Finance Corp., 7.25%, 07/15/2028(b)(c)	2,856,000	2,908,056
		8,225,646
Hotels, Restaurants & Leisure-4.19%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.38%, 01/15/2028(b)	5,490,000	5,438,266
Churchill Downs, Inc., 4.75%, 01/15/2028(b)	5,126,000	5,093,121
Full House Resorts, Inc., 8.25%, 02/15/2028(b)(c)	3,006,000	2,848,720
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(c)	2,474,000	2,461,283
MGM Resorts International, 4.75%, 10/15/2028(c)	5,487,000	5,454,361
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 6.50%, 10/01/2028	2,146,000	2,155,411
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
August 31, 2026
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Station Casinos LLC, 4.50%, 02/15/2028(b)(c)	$5,061,000	$5,013,092
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)(c)	3,567,000	3,505,118
		31,969,372
Household Durables-2.64%
Dream Finders Homes, Inc., 8.25%, 08/15/2028(b)	2,142,000	2,184,891
LGI Homes, Inc., 8.75%, 12/15/2028(b)(c)	2,931,000	3,018,766
M/I Homes, Inc., 4.95%, 02/01/2028	2,855,000	2,844,095
Newell Brands, Inc., 8.50%, 06/01/2028(b)	9,179,000	9,573,807
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	2,499,000	2,509,486
		20,131,045
Household Products-0.81%
Central Garden & Pet Co., 5.13%, 02/01/2028(c)	1,948,000	1,952,537
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)	4,278,000	4,243,877
		6,196,414
Independent Power and Renewable Electricity Producers-1.76%
Atlantica Sustainable Infrastructure Ltd. (Spain), 4.13%, 06/15/2028(b)	2,256,000	2,215,661
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	6,224,000	6,177,671
TerraForm Power Operating LLC, 5.00%, 01/31/2028(b)	5,125,000	5,071,980
		13,465,312
Insurance-1.21%
Alliant Holdings Intermediate LLC, 6.75%, 04/15/2028(b)	9,155,000	9,234,383
Interactive Media & Services-0.84%
Cars.com, Inc., 6.38%, 11/01/2028(b)(c)	2,863,000	2,853,838
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	3,577,000	3,542,599
		6,396,437
IT Services-1.95%
Ahead DB Holdings LLC, 6.63%, 05/01/2028(b)	2,201,000	2,201,735
Arches Buyer, Inc., 4.25%, 06/01/2028(b)	6,954,000	6,806,031
ASGN, Inc., 4.63%, 05/15/2028(b)(c)	4,025,000	3,921,358
Virtusa Corp., 7.13%, 12/15/2028(b)	2,178,000	1,946,864
		14,875,988
Machinery-2.12%
ATS Corp. (Canada), 4.13%, 12/15/2028(b)	2,493,000	2,418,135
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028(b)	3,658,000	3,810,056
Titan International, Inc., 7.00%, 04/30/2028(c)	2,920,000	2,926,903
Trinity Industries, Inc., 7.75%, 07/15/2028(b)	4,276,000	4,373,232
Wabash National Corp., 4.50%, 10/15/2028(b)(c)	2,861,000	2,699,002
		16,227,328
	Principal Amount	Value
Media-11.89%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028(b)	$18,297,000	$18,135,127
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028(b)	5,575,000	5,575,000
7.50%, 03/15/2033(b)	6,590,000	6,949,680
Discovery Communications LLC, 3.95%, 03/20/2028	6,922,000	6,852,088
DISH DBS Corp.
7.38%, 07/01/2028	5,538,000	5,458,807
5.75%, 12/01/2028(b)	10,513,000	10,365,082
GCI LLC, 4.75%, 10/15/2028(b)(c)	3,852,000	3,789,131
iHeartCommunications, Inc., 4.75%, 01/15/2028(b)	2,028,000	1,891,110
Lamar Media Corp., 3.75%, 02/15/2028	4,359,000	4,276,180
McGraw-Hill Education, Inc., 5.75%, 08/01/2028(b)	6,066,000	6,052,894
Nexstar Media, Inc., 4.75%, 11/01/2028(b)(c)	7,325,000	7,222,030
Sirius XM Radio LLC, 4.00%, 07/15/2028(b)	14,639,000	14,285,189
		90,852,318
Metals & Mining-0.31%
Constellium SE, 5.63%, 06/15/2028(b)	2,296,000	2,295,823
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	70,000	71,890
		2,367,713
Mortgage REITs-0.86%
Arbor Realty SR, Inc., 8.50%, 12/15/2028(b)(c)	2,930,000	2,911,298
Starwood Property Trust, Inc., 5.25%, 10/15/2028(b)	3,657,000	3,633,714
		6,545,012
Oil, Gas & Consumable Fuels-4.69%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.75%, 07/15/2028(b)	2,192,000	2,261,771
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 7.50%, 12/15/2033(b)	3,658,000	3,839,850
CVR Energy, Inc., 5.75%, 02/15/2028(b)	1,291,000	1,292,902
Global Marine, Inc., 7.00%, 06/01/2028	1,532,000	1,567,133
Kinetik Holdings L.P., 6.63%, 12/15/2028(b)	7,686,000	7,827,576
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	2,856,000	2,910,227
SM Energy Co.
8.38%, 07/01/2028(b)	3,333,000	3,412,166
6.50%, 07/15/2028(c)	2,933,000	2,940,984
9.63%, 06/15/2033(b)(c)	5,490,000	6,054,641
Sunoco L.P./Sunoco Finance Corp., 7.00%, 09/15/2028(b)	3,666,000	3,742,883
		35,850,133
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
August 31, 2026
	Principal Amount	Value
Paper & Forest Products-0.53%
Ahlstrom Holding 3 Oy (Finland), 4.88%, 02/04/2028(b)	$2,232,000	$2,208,588
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	2,018,000	1,825,786
		4,034,374
Personal Care Products-0.67%
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)	5,128,000	5,135,462
Pharmaceuticals-4.35%
Bausch Health Cos., Inc. (Canada)
4.88%, 06/01/2028(b)	5,872,000	5,604,090
11.00%, 09/30/2028(b)	6,507,000	6,876,598
Elanco Animal Health, Inc., 6.40%, 08/28/2028(c)	5,359,000	5,498,939
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	15,378,000	15,230,911
		33,210,538
Professional Services-1.38%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	6,038,000	5,883,040
KBR, Inc., 4.75%, 09/30/2028(b)	1,828,000	1,805,126
Science Applications International Corp., 4.88%, 04/01/2028(b)	2,861,000	2,839,620
		10,527,786
Real Estate Management & Development-0.46%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/2028(b)	1,425,000	1,427,914
Forestar Group, Inc., 5.00%, 03/01/2028(b)	2,136,000	2,123,769
		3,551,683
Semiconductors & Semiconductor Equipment-1.02%
Entegris, Inc., 4.38%, 04/15/2028(b)	2,862,000	2,829,324
ON Semiconductor Corp., 3.88%, 09/01/2028(b)(c)	5,121,000	5,001,455
		7,830,779
Software-3.50%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(b)	2,487,000	2,495,784
Fair Isaac Corp., 4.00%, 06/15/2028(b)(c)	6,591,000	6,441,171
GoTo Group, Inc., 5.50%, 05/01/2028(b)	2,637,000	2,122,785
NCR Voyix Corp., 5.00%, 10/01/2028(b)	4,760,000	4,680,944
PTC, Inc., 4.00%, 02/15/2028(b)	3,578,000	3,510,396
Rackspace Finance LLC, 3.50%, 05/15/2028(b)	1,771,000	1,487,640
Rocket Software, Inc., 9.00%, 11/28/2028(b)(c)	5,863,000	5,989,182
		26,727,902
	Principal Amount	Value
Specialized REITs-1.26%
Iron Mountain, Inc.
5.25%, 03/15/2028(b)	$6,038,000	$6,024,503
5.00%, 07/15/2028(b)	3,664,000	3,634,922
		9,659,425
Specialty Retail-1.87%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	2,896,000	2,874,284
Bath & Body Works, Inc., 5.25%, 02/01/2028	3,179,000	3,185,736
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	5,490,000	5,357,672
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	2,857,000	2,846,250
		14,263,942
Trading Companies & Distributors-0.96%
FTAI Aviation Investors LLC, 5.50%, 05/01/2028(b)	7,325,000	7,312,286
Total U.S. Dollar Denominated Bonds & Notes (Cost $759,677,144)		762,219,065
	Shares
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(g)(h) (Cost $446,134)	446,134	446,134
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $760,123,278)		762,665,199
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.88%
Invesco Private Government Fund, 3.73%(g)(h)(i)	27,341,009	27,341,009
Invesco Private Prime Fund, 3.82%(g)(h)(i)	71,003,074	71,017,275
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $98,350,957)		98,358,284
TOTAL INVESTMENTS IN SECURITIES-112.73% (Cost $858,474,235)		861,023,483
OTHER ASSETS LESS LIABILITIES-(12.73)%		(97,212,136)
NET ASSETS-100.00%		$763,811,347

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
August 31, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $647,368,550, which represented 84.76% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at August 31, 2026 represented less than 1% of the Fund’s Net Assets.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,584,704	$222,838,434	$(234,977,004)	$-	$-	$446,134	$370,677
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,953,069	158,665,941	(150,278,001)	-	-	27,341,009	1,119,835 *
Invesco Private Prime Fund	49,343,748	374,322,094	(352,640,842)	4,092	(11,817)	71,017,275	3,030,125 *
Total	$80,881,521	$755,826,469	$(737,895,847)	$4,092	$(11,817)	$98,804,418	$4,520,637

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.51%
Aerospace & Defense-3.80%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(b)	$1,871,000	$1,913,453
BWX Technologies, Inc., 4.13%, 04/15/2029(b)	1,053,000	1,023,601
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	6,963,800	7,137,562
TransDigm, Inc.
4.63%, 01/15/2029	3,203,000	3,147,789
6.38%, 03/01/2029(b)	7,327,000	7,444,708
4.88%, 05/01/2029	2,003,000	1,976,627
		22,643,740
Automobile Components-2.23%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029(c)	1,597,000	1,560,311
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/2029(b)(c)	1,599,000	1,572,423
Belron Group S.A. (United Kingdom), 5.75%, 10/15/2029(b)	2,970,000	2,983,320
Champions Financing, Inc., 8.75%, 02/15/2029(b)	1,600,000	1,632,384
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029	2,254,000	2,154,366
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	2,456,000	2,446,438
Patrick Industries, Inc., 4.75%, 05/01/2029(b)	933,000	920,416
		13,269,658
Automobiles-0.44%
Allison Transmission, Inc., 5.88%, 06/01/2029(b)	1,337,000	1,343,144
Thor Industries, Inc., 4.00%, 10/15/2029(b)	1,337,000	1,275,864
		2,619,008
Banks-0.62%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/2029(b)	1,997,000	1,976,032
Trident Energy Finance PLC (United Kingdom), 12.50%, 11/30/2029(b)(c)	1,600,000	1,697,631
		3,673,663
Beverages-0.64%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.25%, 04/01/2029(b)	1,864,000	1,871,547
4.38%, 04/30/2029(b)	1,986,000	1,949,326
		3,820,873
Broadline Retail-0.99%
Rakuten Group, Inc. (Japan), 9.75%, 04/15/2029(b)	5,385,000	5,872,550
	Principal Amount	Value
Building Products-0.35%
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 04/01/2029	$794,000	$781,828
Specialty Building Products Holdings LLC/ SBP Finance Corp., 7.75%, 10/15/2029(b)	1,357,000	1,297,698
		2,079,526
Capital Markets-1.78%
Aretec Group, Inc., 7.50%, 04/01/2029(b)	1,064,000	1,064,552
Armor Holdco, Inc., 8.50%, 11/15/2029(b)(c)	937,000	942,022
FS KKR Capital Corp.
7.88%, 01/15/2029	1,063,000	1,094,448
6.88%, 08/15/2029	1,600,000	1,614,525
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
9.75%, 01/15/2029	1,861,000	1,782,384
4.38%, 02/01/2029	1,757,000	1,502,779
10.00%, 11/15/2029(b)	2,666,000	2,586,692
		10,587,402
Chemicals-4.43%
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	1,866,000	1,790,205
Celanese US Holdings LLC
7.33%, 07/15/2029	2,000,000	2,087,574
7.38%, 02/15/2034	2,130,000	2,207,935
Chemours Co. (The), 4.63%, 11/15/2029(b)	1,652,000	1,562,635
FMC Corp., 3.45%, 10/01/2029	1,334,000	1,239,456
Huntsman International LLC, 4.50%, 05/01/2029	2,000,000	1,936,885
INEOS Finance PLC (Luxembourg), 7.50%, 04/15/2029(b)	1,937,000	1,927,333
INEOS Quattro Finance 2 PLC (United Kingdom), 9.63%, 03/15/2029(b)	1,068,000	934,180
Innophos Holdings, Inc., 11.50%, 06/15/2029(b)	1,233,000	1,169,584
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)(c)	1,068,000	1,095,501
Methanex Corp. (Canada), 5.25%, 12/15/2029(c)	1,866,000	1,857,054
Olin Corp., 5.63%, 08/01/2029	1,780,000	1,773,408
Olympus Water US Holding Corp., 6.25%, 10/01/2029(b)	1,067,000	1,059,906
Perimeter Holdings LLC, 5.00%, 10/30/2029(b)	1,798,000	1,758,635
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029	1,101,000	1,083,064
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	3,065,000	2,917,920
		26,401,275
Commercial Services & Supplies-5.73%
ACCO Brands Corp., 4.25%, 03/15/2029(b)(c)	1,538,000	1,448,983
ADT Security Corp. (The), 4.13%, 08/01/2029(b)	2,693,000	2,595,068
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
August 31, 2026
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(b)	$2,559,000	$2,556,442
APi Group DE, Inc.
4.13%, 07/15/2029(b)	884,000	855,181
4.75%, 10/15/2029(b)	733,000	719,788
Brink’s Co. (The), 6.50%, 06/15/2029(b)	1,067,000	1,084,612
Clean Harbors, Inc., 5.13%, 07/15/2029(b)	788,000	781,845
CPI CG, Inc., 10.00% CPI, 07/15/2029(b)	620,000	651,502
Dcli Bidco LLC, 7.75%, 11/15/2029(b)	1,336,000	1,383,074
Deluxe Corp.
8.00%, 06/01/2029(b)	1,267,000	1,280,785
8.13%, 09/15/2029(b)	1,202,000	1,250,639
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/2029(b)	1,664,000	1,627,553
Garda World Security Corp. (Canada), 6.00%, 06/01/2029(b)	1,335,000	1,320,307
GEO Group, Inc. (The), 8.63%, 04/15/2029	1,731,000	1,800,969
GFL Environmental, Inc.
4.75%, 06/15/2029(b)	1,995,000	1,954,100
4.38%, 08/15/2029(b)	1,471,000	1,422,006
Madison IAQ LLC, 5.88%, 06/30/2029(b)	2,762,000	2,758,330
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)	1,267,000	1,280,812
R.R. Donnelley & Sons Co.
9.50%, 08/01/2029(b)	2,795,000	2,914,368
10.88%, 08/01/2029(b)	1,270,000	1,317,738
Reworld Holding Corp., 4.88%, 12/01/2029(b)	2,040,000	1,968,828
Sabre GLBL, Inc., 10.75%, 11/15/2029(b)	1,186,000	1,170,327
		34,143,257
Communications Equipment-0.17%
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)	1,056,000	1,007,918
Construction & Engineering-0.69%
Arcosa, Inc., 4.38%, 04/15/2029(b)	1,068,000	1,050,592
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada), 5.00%, 06/15/2029(b)	922,000	884,278
Dycom Industries, Inc., 4.50%, 04/15/2029(b)	1,337,000	1,304,712
VM Consolidated, Inc., 5.50%, 04/15/2029(b)	937,000	877,816
		4,117,398
Construction Materials-0.41%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(b)	1,068,000	1,070,306
Williams Scotsman, Inc., 6.63%, 06/15/2029(b)	1,337,000	1,361,569
		2,431,875
Consumer Finance-2.10%
Enova International, Inc., 9.13%, 08/01/2029(b)	1,317,000	1,377,789
goeasy Ltd. (Canada), 7.63%, 07/01/2029(b)(c)	1,597,000	1,529,896
Navient Corp., 5.50%, 03/15/2029(c)	2,000,000	1,956,663
OneMain Finance Corp.
6.63%, 05/15/2029	2,404,000	2,441,825
5.38%, 11/15/2029	1,970,000	1,942,746
	Principal Amount	Value
Consumer Finance-(continued)
Paysafe Finance PLC/Paysafe Holdings US Corp., 4.00%, 06/15/2029(b)(c)	$888,000	$774,119
PRA Group, Inc., 5.00%, 10/01/2029(b)(c)	932,000	895,257
PROG Holdings, Inc., 6.00%, 11/15/2029(b)	1,603,000	1,577,370
		12,495,665
Consumer Staples Distribution & Retail-1.95%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 03/15/2029(b)	3,596,000	3,419,413
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	1,068,000	1,018,972
Performance Food Group, Inc., 4.25%, 08/01/2029(b)	2,664,000	2,592,628
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	2,270,000	2,188,491
US Foods, Inc., 4.75%, 02/15/2029(b)	2,404,000	2,373,861
		11,593,365
Containers & Packaging-1.45%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/2029(b)	2,798,000	2,687,646
Ball Corp., 6.00%, 06/15/2029	2,665,000	2,698,126
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	1,336,000	1,340,461
Graphic Packaging International LLC, 3.50%, 03/01/2029(b)	921,000	880,569
TriMas Corp., 4.13%, 04/15/2029(b)	1,068,000	1,027,150
		8,633,952
Distributors-0.36%
Gates Corp., 6.88%, 07/01/2029(b)	1,337,000	1,365,532
Resideo Funding II LLC, 4.00%, 09/01/2029(b)	790,000	754,731
		2,120,263
Diversified Consumer Services-0.63%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	1,068,000	1,023,906
Service Corp. International, 5.13%, 06/01/2029	2,001,000	1,991,249
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029(b)	787,000	766,870
		3,782,025
Diversified REITs-0.49%
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 02/15/2029(b)	2,964,000	2,929,760
Diversified Telecommunication Services-1.50%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 9.00%, 09/15/2029(b)	5,270,000	5,517,543
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/2029(b)	2,134,000	2,024,448
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	100,000	95,468
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
August 31, 2026
	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Lumen Technologies, Inc.
4.50%, 01/15/2029(b)	$788,000	$752,225
5.38%, 06/15/2029(b)	586,000	562,992
		8,952,676
Electric Utilities-1.53%
DPL LLC, 4.35%, 04/15/2029	786,000	764,908
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/2029(b)	990,000	947,864
NRG Energy, Inc.
3.38%, 02/15/2029(b)	1,336,000	1,277,221
5.25%, 06/15/2029(b)	1,951,000	1,938,033
5.75%, 07/15/2029(b)	2,131,000	2,128,508
XPLR Infrastructure Operating Partners L.P., 7.25%, 01/15/2029(b)	2,000,000	2,068,464
		9,124,998
Electrical Equipment-0.41%
WESCO Distribution, Inc., 6.38%, 03/15/2029(b)	2,402,000	2,441,861
Electronic Equipment, Instruments & Components-2.34%
Coherent Corp., 5.00%, 12/15/2029(b)	2,640,000	2,607,047
Ingram Micro, Inc., 4.75%, 05/15/2029(b)	5,328,000	5,219,760
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.
8.75%, 05/01/2029(b)	1,865,000	1,703,527
9.50%, 05/30/2029(b)	2,060,000	1,912,349
9.00%, 08/01/2029(b)	1,330,000	1,217,265
TTM Technologies, Inc., 4.00%, 03/01/2029(b)	1,338,000	1,289,526
		13,949,474
Energy Equipment & Services-1.02%
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	1,068,000	1,074,862
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	2,202,000	2,295,752
USA Compression Partners L.P./USA Compression Finance Corp., 7.13%, 03/15/2029(b)	2,669,000	2,735,552
		6,106,166
Entertainment-1.33%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	958,000	952,456
Banijay Entertainment S.A.S. (France), 8.13%, 05/01/2029(b)	1,068,000	1,097,016
Discovery Global Holdings, Inc., 4.05%, 03/15/2029	3,126,000	3,096,803
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	1,336,000	1,321,688
Playtika Holding Corp., 4.25%, 03/15/2029(b)(c)	1,597,000	1,445,782
		7,913,745
Financial Services-3.15%
Cobra AcquisitionCo LLC
6.38%, 11/01/2029(b)	1,070,000	941,246
12.25%, 11/01/2029(b)	663,000	676,082
	Principal Amount	Value
Financial Services-(continued)
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(b)	$3,001,000	$3,104,408
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	1,065,000	1,084,980
Hightower Holding LLC, 6.75%, 04/15/2029(b)	799,000	795,644
PennyMac Financial Services, Inc.
4.25%, 02/15/2029(b)	1,731,000	1,651,015
7.88%, 12/15/2029(b)	2,001,000	2,066,483
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029(b)	1,867,000	1,845,070
Planet Financial Group LLC, 10.50%, 12/15/2029(b)	1,865,000	1,838,988
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	1,400,000	1,464,260
Superior Plus L.P./Superior General Partner, Inc. (Canada), 4.50%, 03/15/2029(b)	1,596,000	1,549,217
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(b)	1,866,000	1,760,715
		18,778,108
Gas Utilities-0.36%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	2,199,000	2,174,688
Ground Transportation-0.14%
Carriage Purchaser, Inc., 7.88%, 10/15/2029(b)	804,000	805,958
Health Care Providers & Services-2.98%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)	1,270,000	1,248,786
AHP Health Partners, Inc., 5.75%, 07/15/2029(b)	796,000	795,541
Avantor Funding, Inc., 3.88%, 11/01/2029(b)	2,174,000	2,094,834
Community Health Systems, Inc., 6.00%, 01/15/2029(b)	1,712,000	1,693,322
HealthEquity, Inc., 4.50%, 10/01/2029(b)	1,598,000	1,559,869
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	1,337,000	1,296,755
Option Care Health, Inc., 4.38%, 10/31/2029(b)	1,336,000	1,296,064
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(b)	4,000,000	4,150,644
Tenet Healthcare Corp., 4.25%, 06/01/2029	3,730,000	3,635,486
		17,771,301
Health Care Technology-0.44%
U.S. Acute Care Solutions LLC, 9.75%, 05/15/2029(b)	2,663,000	2,613,697
Hotel & Resort REITs-1.21%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/2029(b)	1,998,000	1,961,015
Pebblebrook Hotel L.P./PEB Finance Corp., 6.38%, 10/15/2029(b)	1,063,000	1,083,896
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 02/15/2029(b)	1,598,000	1,574,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
August 31, 2026
	Principal Amount	Value
Hotel & Resort REITs-(continued)
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	$1,337,000	$1,280,977
XHR L.P., 4.88%, 06/01/2029(b)	1,335,000	1,312,931
		7,212,819
Hotels, Restaurants & Leisure-5.58%
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/2029(b)	804,000	776,047
Boyne USA, Inc., 4.75%, 05/15/2029(b)	1,844,000	1,815,993
Caesars Entertainment, Inc., 4.63%, 10/15/2029(b)	3,202,000	3,075,185
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/2029(b)	2,663,000	2,596,508
Great Canadian Gaming Corp. (Canada), 8.75%, 11/15/2029(b)	1,440,000	1,450,073
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/2029(b)	1,467,000	1,479,095
3.75%, 05/01/2029(b)	2,134,000	2,057,033
Hilton Grand Vacations Borrower LLC, 5.00%, 06/01/2029(b)	2,270,000	2,212,830
Light & Wonder International, Inc., 7.25%, 11/15/2029(b)	1,336,000	1,360,206
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	1,369,000	1,160,408
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(b)	1,336,000	1,293,559
MGM Resorts International, 6.13%, 09/15/2029	2,270,000	2,300,700
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	2,003,000	1,958,093
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	1,068,000	994,953
PENN Entertainment, Inc., 4.13%, 07/01/2029(b)	1,067,000	1,023,818
Sabre Financial Borrower LLC, 11.13%, 06/15/2029(b)	2,670,000	2,836,210
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(b)(c)	1,932,000	1,887,646
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 07/15/2029	1,336,000	1,297,418
Travel + Leisure Co., 4.50%, 12/01/2029(b)	1,734,000	1,679,103
		33,254,878
Household Durables-1.48%
Century Communities, Inc., 3.88%, 08/15/2029(b)	1,330,000	1,268,979
LGI Homes, Inc., 4.00%, 07/15/2029(b)	798,000	749,318
Newell Brands, Inc., 6.63%, 09/15/2029	1,337,000	1,364,705
Risewell Homes, Inc., 9.25%, 10/01/2029(b)	1,001,000	1,026,959
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	437,000	424,399
Wayfair LLC, 7.25%, 10/31/2029(b)	2,134,000	2,211,071
Whirlpool Corp., 4.75%, 02/26/2029	1,863,000	1,769,545
		8,814,976
	Principal Amount	Value
Household Products-0.34%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	$2,105,000	$2,043,152
Insurance-2.69%
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 02/01/2029(b)	2,471,000	2,256,194
4.25%, 02/15/2029(b)	1,865,000	1,707,409
8.50%, 06/15/2029(b)	1,337,000	1,215,544
6.00%, 08/01/2029(b)	1,337,000	1,136,029
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 8.63%, 06/15/2029(b)	1,047,000	1,090,644
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/2029(b)	1,203,000	1,195,290
AmWINS Group LLC, 6.38%, 02/15/2029(b)	2,001,000	2,021,248
AmWINS Group, Inc., 4.88%, 06/30/2029(b)	2,104,000	2,046,005
BroadStreet Partners, Inc., 5.88%, 04/15/2029(b)	1,928,000	1,908,076
HUB International Ltd., 5.63%, 12/01/2029(b)	1,471,000	1,464,719
		16,041,158
Interactive Media & Services-0.16%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	932,000	931,491
IT Services-1.06%
Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 08/01/2029(b)	7,000	7,284
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)(c)	1,388,000	1,182,810
Newfold Digital Holdings Group, Inc., 11.75%, 04/30/2029(b)	870,000	761,250
Twilio, Inc., 3.63%, 03/15/2029(c)	1,337,000	1,288,991
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(b)	1,596,000	1,654,854
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)(c)	1,580,000	1,404,564
		6,299,753
Leisure Products-0.17%
Universal Entertainment Corp. (Japan), 9.88%, 08/01/2029(b)	1,063,000	1,018,867
Machinery-1.00%
ESAB Corp., 6.25%, 04/15/2029(b)	1,879,000	1,903,016
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	1,203,000	1,161,557
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	1,337,000	1,306,116
Terex Corp., 5.00%, 05/15/2029(b)	1,597,000	1,584,860
		5,955,549
Media-9.05%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	4,795,000	2,913,164
AMC Networks, Inc., 4.25%, 02/15/2029	727,000	675,191
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
August 31, 2026
	Principal Amount	Value
Media-(continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029(b)	$4,001,000	$3,931,602
6.38%, 09/01/2029(b)	4,000,000	4,006,004
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029(b)	2,158,000	2,158,000
CMG Media Corp., 8.88%, 06/18/2029(b)	1,530,000	1,176,028
Discovery Communications LLC, 4.13%, 05/15/2029	1,544,000	1,532,428
DISH DBS Corp., 5.13%, 06/01/2029	3,485,000	3,221,726
EchoStar Corp., 10.75%, 11/30/2029	12,932,000	13,983,467
Gray Media, Inc., 10.50%, 07/15/2029(b)	944,000	996,543
iHeartCommunications, Inc., 9.13%, 05/01/2029(b)	1,914,000	1,718,865
Lamar Media Corp., 4.88%, 01/15/2029	1,067,000	1,057,516
McGraw-Hill Education, Inc., 8.00%, 08/01/2029(b)	1,609,000	1,610,995
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/2029(b)	1,319,000	1,285,695
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	1,394,000	1,307,790
Sirius XM Radio LLC, 5.50%, 07/01/2029(b)	3,328,000	3,324,688
Stagwell Global LLC, 5.63%, 08/15/2029(b)	2,929,000	2,854,724
Univision Communications, Inc., 4.50%, 05/01/2029(b)	2,799,000	2,666,438
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	3,799,000	3,522,043
		53,942,907
Metals & Mining-1.67%
ATI, Inc., 4.88%, 10/01/2029	870,000	863,889
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029(b)	973,000	947,517
6.88%, 11/01/2029(b)	2,404,000	2,439,608
Coeur Mining, Inc., 5.13%, 02/15/2029(b)	770,000	764,549
Constellium SE, 3.75%, 04/15/2029(b)	1,336,000	1,284,560
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	1,442,000	1,454,049
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	1,336,000	1,292,170
TMS International Corp., 6.25%, 04/15/2029(b)	932,000	930,970
		9,977,312
Mortgage REITs-1.06%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(b)	1,202,000	1,246,021
Rithm Capital Corp., 8.00%, 04/01/2029(b)	2,067,000	2,096,500
Starwood Property Trust, Inc.
7.25%, 04/01/2029(b)	1,600,000	1,650,744
5.88%, 08/15/2029(b)	1,335,000	1,341,180
		6,334,445
Office REITs-0.46%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	1,409,000	1,489,038
Hudson Pacific Properties L.P., 4.65%, 04/01/2029(c)	1,319,000	1,251,196
		2,740,234
	Principal Amount	Value
Oil, Gas & Consumable Fuels-9.33%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	$2,633,000	$2,740,197
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(b)	1,337,000	1,337,793
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/2029(b)	1,337,000	1,376,742
Buckeye Partners L.P., 6.88%, 07/01/2029(b)	1,596,000	1,636,155
CITGO Petroleum Corp., 8.38%, 01/15/2029(b)	2,837,000	2,915,934
Comstock Resources, Inc.
6.75%, 03/01/2029(b)	3,259,000	3,233,769
6.75%, 03/01/2029(b)	1,067,000	1,055,821
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)	1,737,000	1,801,139
Genesis Energy L.P./Genesis Energy Finance Corp., 8.25%, 01/15/2029	1,596,000	1,644,534
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(b)	1,730,000	1,764,083
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	1,596,000	1,602,094
Ithaca Energy (North Sea) PLC (United Kingdom), 8.13%, 10/15/2029(b)	2,001,000	2,079,805
ITT Holdings LLC, 6.50%, 08/01/2029(b)	3,255,000	3,246,417
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029(b)	1,337,000	1,366,520
Murphy Oil USA, Inc., 4.75%, 09/15/2029	1,337,000	1,316,216
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/2029(b)	2,404,000	2,480,714
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	1,064,000	1,104,175
SM Energy Co., 6.75%, 08/01/2029(b)	2,000,000	2,046,394
Sunoco L.P.
7.00%, 05/01/2029(b)	2,000,000	2,053,200
4.50%, 10/01/2029(b)	2,104,000	2,053,205
Sunoco L.P./Sunoco Finance Corp., 4.50%, 05/15/2029	2,135,000	2,089,278
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	2,135,000	2,195,011
Teine Energy Ltd. (Canada), 6.88%, 04/15/2029(b)	1,045,000	1,048,020
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029(b)	1,866,000	1,848,321
Venture Global LNG, Inc., 9.50%, 02/01/2029(b)	8,001,000	8,608,380
W&T Offshore, Inc., 10.75%, 02/01/2029(b)(c)	938,000	982,100
		55,626,017
Paper & Forest Products-0.21%
Magnera Corp., 4.75%, 11/15/2029(b)	1,336,000	1,262,377
Passenger Airlines-0.70%
OneSky Flight LLC, 8.88%, 12/15/2029(b)	1,472,000	1,546,345
United Airlines Holdings, Inc., 4.88%, 03/01/2029	2,670,000	2,637,470
		4,183,815
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
August 31, 2026
	Principal Amount	Value
Personal Care Products-0.22%
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	$1,336,000	$1,295,173
Pharmaceuticals-1.29%
AdaptHealth LLC, 4.63%, 08/01/2029(b)	1,338,000	1,264,828
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	1,604,000	1,512,531
Kedrion S.p.A. (Italy), 6.50%, 09/01/2029(b)	2,103,000	2,107,614
Organon & Co./Organon Foreign Debt Co-Issuer B.V.
6.75%, 05/15/2034(b)	1,330,000	1,395,964
7.88%, 05/15/2034(b)	1,330,000	1,426,315
		7,707,252
Professional Services-0.74%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)	925,000	896,718
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)(c)	2,398,000	2,258,154
TriNet Group, Inc., 3.50%, 03/01/2029(b)	1,336,000	1,274,476
		4,429,348
Real Estate Management & Development-0.80%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/2029(b)	1,486,000	1,469,737
Howard Hughes Corp. (The), 4.13%, 02/01/2029(b)	1,731,000	1,678,645
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	1,695,000	1,642,531
		4,790,913
Residential REITs-0.15%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/2029(b)	921,000	896,533
Semiconductors & Semiconductor Equipment-0.35%
Entegris, Inc., 3.63%, 05/01/2029(b)	1,067,000	1,024,578
Synaptics, Inc., 4.00%, 06/15/2029(b)	1,068,000	1,053,530
		2,078,108
Software-7.37%
Cloud Software Group LLC, 9.00%, 09/30/2029(b)	10,218,000	10,253,681
Cloud Software Group, Inc., 6.50%, 03/31/2029(b)	10,665,000	10,622,179
Elastic N.V., 4.13%, 07/15/2029(b)	1,528,000	1,471,757
Ellucian Holdings, Inc., 6.50%, 12/01/2029(b)	1,865,000	1,843,949
NCR Voyix Corp., 5.13%, 04/15/2029(b)	1,078,000	1,054,150
Oak-Eagle AcquireCo, Inc.
7.25%, 07/01/2033(b)	7,660,000	7,971,448
8.75%, 07/01/2034(b)	6,670,000	7,083,167
Open Text Corp. (Canada), 3.88%, 12/01/2029(b)	2,264,000	2,120,832
Rocket Software, Inc., 6.50%, 02/15/2029(b)	1,529,000	1,500,067
		43,921,230
	Principal Amount	Value
Specialized REITs-0.89%
Iron Mountain, Inc.
7.00%, 02/15/2029(b)	$2,664,000	$2,712,980
4.88%, 09/15/2029(b)	2,664,000	2,607,400
		5,320,380
Specialty Retail-4.57%
Arko Corp., 5.13%, 11/15/2029(b)(c)	1,103,000	989,687
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)	2,134,000	2,077,599
At Home Group, Inc., 0.00%, 07/15/2029(d)	20,000	0
Gap, Inc. (The), 3.63%, 10/01/2029(b)	2,000,000	1,893,014
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom)
8.38%, 01/15/2029(b)	1,404,000	1,407,792
11.50%, 08/15/2029(b)	1,441,000	1,525,968
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	2,664,000	2,607,504
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	2,134,000	2,050,229
Penske Automotive Group, Inc., 3.75%, 06/15/2029	1,337,000	1,283,052
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	1,730,000	1,694,505
Staples, Inc., 10.75%, 09/01/2029(b)	6,607,000	6,351,156
Upbound Group, Inc., 6.38%, 02/15/2029(b)	1,202,000	1,197,165
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	1,337,000	1,340,060
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	1,597,000	1,554,885
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/2029(b)(c)	1,203,000	1,233,949
		27,206,565
Technology Hardware, Storage & Peripherals-0.22%
Empire Communities Corp. (Canada), 9.75%, 05/01/2029(b)	1,262,000	1,298,359
Textiles, Apparel & Luxury Goods-0.56%
Crocs, Inc., 4.25%, 03/15/2029(b)	935,000	905,347
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	1,067,000	1,023,819
Wolverine World Wide, Inc., 4.00%, 08/15/2029(b)(c)	1,471,000	1,400,222
		3,329,388
Trading Companies & Distributors-0.72%
Alta Equipment Group, Inc., 9.00%, 06/01/2029(b)(c)	1,337,000	1,304,103
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	809,000	806,853
Herc Holdings, Inc., 6.63%, 06/15/2029(b)	2,134,000	2,177,640
		4,288,596
Total U.S. Dollar Denominated Bonds & Notes (Cost $585,515,748)		587,057,440
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
August 31, 2026
	Shares	Value
Money Market Funds-0.86%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(e)(f) (Cost $5,151,673)	5,151,673	$5,151,673
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.37% (Cost $590,667,421)		592,209,113
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.98%
Invesco Private Government Fund, 3.73%(e)(f)(g)	4,930,272	4,930,272
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(e)(f)(g)	12,796,764	$12,799,323
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,728,786)		17,729,595
TOTAL INVESTMENTS IN SECURITIES-102.35% (Cost $608,396,207)		609,938,708
OTHER ASSETS LESS LIABILITIES-(2.35)%		(14,031,094)
NET ASSETS-100.00%		$595,907,614

Investment Abbreviations:
CPI	-Consumer Price Index
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $497,861,872, which represented 83.55% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,104,479	$105,666,395	$(103,619,201)	$-	$-	$5,151,673	$155,332
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,046,254	53,270,267	(54,386,249)	-	-	4,930,272	224,232 *
Invesco Private Prime Fund	15,740,268	98,381,627	(101,320,140)	(44)	(2,388)	12,799,323	608,225 *
Total	$24,891,001	$257,318,289	$(259,325,590)	$(44)	$(2,388)	$22,881,268	$987,789

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.37%
Aerospace & Defense-1.43%
Axon Enterprise, Inc., 6.13%, 03/15/2030(b)	$1,844,000	$1,878,649
TransDigm, Inc., 6.88%, 12/15/2030(b)	2,680,000	2,749,444
		4,628,093
Air Freight & Logistics-0.90%
Rand Parent LLC, 8.50%, 02/15/2030(b)	1,573,000	1,623,767
Star Leasing Co. LLC, 7.63%, 02/15/2030(b)	1,285,000	1,273,044
		2,896,811
Automobile Components-2.20%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/2030(b)(c)	1,290,000	1,325,899
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	1,845,000	1,897,804
Dana, Inc., 4.25%, 09/01/2030	402,000	402,584
Goodyear Tire & Rubber Co. (The), 6.63%, 07/15/2030	920,000	889,620
ZF North America Capital, Inc. (Germany)
7.13%, 04/14/2030(b)	1,105,000	1,125,525
6.75%, 04/23/2030(b)	1,475,000	1,487,462
		7,128,894
Automobiles-1.30%
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030(b)	2,330,000	2,293,535
Nissan Motor Co. Ltd. (Japan), 7.50%, 07/17/2030(b)	1,850,000	1,901,586
		4,195,121
Banks-0.63%
Veritiv Operating Co., 10.50%, 11/30/2030(b)	1,938,000	2,026,487
Building Products-1.21%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(b)	901,000	908,612
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)	911,000	861,501
Park River Holdings, Inc., 8.75%, 12/31/2030(b)	963,000	916,944
White Cap Supply Holdings LLC, 7.38%, 11/15/2030(b)	1,204,000	1,223,620
		3,910,677
Capital Markets-0.76%
FS KKR Capital Corp., 6.13%, 01/15/2030	1,284,000	1,259,704
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030	1,290,000	1,194,100
		2,453,804
Chemicals-1.94%
Avient Corp., 7.13%, 08/01/2030(b)	1,303,000	1,325,277
Celanese US Holdings LLC
6.50%, 04/15/2030	1,290,000	1,314,993
7.55%, 11/15/2030	1,830,000	1,938,369
Maxam Prill S.a.r.l. (Luxembourg), 7.75%, 07/15/2030(b)	925,000	959,039
Tronox, Inc., 9.13%, 09/30/2030(b)	720,000	721,819
		6,259,497
	Principal Amount	Value
Commercial Services & Supplies-2.24%
Allied Universal Holdco LLC, 6.88%, 06/15/2030(b)	$1,943,000	$1,989,488
Sabre GLBL, Inc.
10.75%, 03/15/2030(b)	860,000	836,350
11.13%, 07/15/2030(b)	2,432,000	2,395,520
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030(b)	1,015,000	1,068,827
VT Topco, Inc., 8.50%, 08/15/2030(b)(c)	921,000	947,995
		7,238,180
Construction & Engineering-0.72%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	2,663,000	2,333,980
Construction Materials-0.54%
CP Atlas Buyer, Inc., 9.75%, 07/15/2030(b)(c)	904,000	795,203
Williams Scotsman, Inc., 6.63%, 04/15/2030(b)	925,000	947,542
		1,742,745
Consumer Finance-3.93%
Atlanticus Holdings Corp., 9.75%, 09/01/2030(b)	735,000	749,424
Credit Acceptance Corp., 6.63%, 03/15/2030(b)	885,000	890,531
FirstCash, Inc., 5.63%, 01/01/2030(b)	985,000	976,924
goeasy Ltd. (Canada)
6.88%, 05/15/2030(b)(c)	741,000	673,870
7.38%, 10/01/2030(b)(c)	740,000	686,931
LFS Topco LLC, 8.75%, 07/15/2030(b)	668,000	671,749
Navient Corp., 9.38%, 07/25/2030(c)	922,000	969,919
OneMain Finance Corp.
7.88%, 03/15/2030	1,290,000	1,338,175
6.13%, 05/15/2030	1,390,000	1,384,168
4.00%, 09/15/2030	1,555,000	1,436,395
PRA Group, Inc., 8.88%, 01/31/2030(b)	1,018,000	1,057,469
RFNA L.P., 7.88%, 02/15/2030(b)	921,000	933,222
SLM Corp., 6.50%, 01/31/2030	927,000	944,388
		12,713,165
Consumer Staples Distribution & Retail-0.28%
US Foods, Inc., 4.63%, 06/01/2030(b)	922,000	900,418
Containers & Packaging-6.19%
Ardagh Group S.A., 9.50%, 12/01/2030(b)	2,800,000	2,927,289
Ball Corp., 2.88%, 08/15/2030	2,398,000	2,186,444
Cascades, Inc./Cascades USA, Inc. (Canada), 6.75%, 07/15/2030(b)	730,000	751,455
Clydesdale Acquisition Holdings, Inc.
6.88%, 01/15/2030(b)	896,000	897,994
8.75%, 04/15/2030(b)	2,051,000	2,027,606
Crown Americas LLC, 5.25%, 04/01/2030	900,000	898,035
Graphic Packaging International LLC, 3.75%, 02/01/2030(b)	736,000	691,646
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030(b)	4,880,000	4,979,463
9.25%, 04/15/2030(b)	2,360,000	2,358,250
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
August 31, 2026
	Principal Amount	Value
Containers & Packaging-(continued)
OI European Group B.V., 4.75%, 02/15/2030(b)	$743,000	$673,605
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), 9.50%, 05/15/2030(b)	1,690,000	1,617,885
		20,009,672
Diversified Consumer Services-0.45%
Service Corp. International, 3.38%, 08/15/2030	1,574,000	1,461,811
Diversified REITs-0.39%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	1,296,000	1,248,730
Diversified Telecommunication Services-5.52%
Altice France S.A. (France), 6.88%, 10/15/2030(b)	1,544,839	1,514,418
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	4,314,000	4,552,723
Cipher Compute LLC, 7.13%, 11/15/2030(b)	3,200,000	3,243,659
Flash Compute LLC, 7.25%, 12/31/2030(b)	2,405,000	2,420,479
WULF Compute LLC, 7.75%, 10/15/2030(b)	5,873,000	6,105,547
		17,836,826
Electric Utilities-0.30%
ContourGlobal Power Holdings S.A. (United Kingdom), 6.75%, 02/28/2030(b)	943,000	960,681
Electronic Equipment, Instruments & Components-1.62%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	5,121,000	5,228,966
Energy Equipment & Services-3.10%
Nabors Industries, Inc., 9.13%, 01/31/2030(b)	1,163,000	1,220,538
Noble Finance II LLC, 8.00%, 04/15/2030(b)	2,009,000	2,078,371
SESI L.L.C., 7.88%, 09/30/2030(b)	1,791,000	1,837,723
TGS ASA (Norway), 8.50%, 01/15/2030(b)	960,000	1,007,775
Tidewater, Inc., 9.13%, 07/15/2030(b)	1,189,000	1,274,026
Viridien (France), 10.00%, 10/15/2030(b)	635,000	670,121
WBI Operating LLC, 6.25%, 10/15/2030(b)	1,510,000	1,518,626
Weatherford International Ltd., 8.63%, 04/30/2030(b)	420,000	425,289
		10,032,469
Financial Services-3.29%
Burford Capital Global Finance LLC, 6.88%, 04/15/2030(b)	650,000	622,395
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030(b)	1,665,000	1,622,809
GGAM Finance Ltd. (Ireland), 5.88%, 03/15/2030(b)	735,000	739,801
Hightower Holding LLC, 9.13%, 01/31/2030(b)	733,000	759,738
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030(b)	1,100,000	1,152,477
PennyMac Financial Services, Inc., 7.13%, 11/15/2030(b)	1,203,000	1,208,701
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	1,477,000	971,482
	Principal Amount	Value
Financial Services-(continued)
Stonebriar ABF Issuer LLC, 8.13%, 12/15/2030(b)	$1,380,000	$1,394,662
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	738,000	772,687
UWM Holdings LLC, 6.63%, 02/01/2030(b)	1,475,000	1,381,535
		10,626,287
Food Products-1.11%
Darling Ingredients, Inc., 6.00%, 06/15/2030(b)	1,851,000	1,862,099
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030(b)	1,796,000	1,722,751
		3,584,850
Gas Utilities-0.32%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.50%, 06/01/2030(b)	990,000	1,052,901
Ground Transportation-0.32%
Beacon Mobility Corp., 7.25%, 08/01/2030(b)	1,021,000	1,050,668
Health Care Equipment & Supplies-0.32%
Embecta Corp.
5.00%, 02/15/2030(b)	901,000	740,333
6.75%, 02/15/2030(b)	363,000	300,626
		1,040,959
Health Care Providers & Services-6.42%
CHS/Community Health Systems, Inc., 5.25%, 05/15/2030(b)	2,832,000	2,645,914
Community Health Systems, Inc., 6.13%, 04/01/2030(b)	2,250,000	1,925,084
DaVita, Inc., 4.63%, 06/01/2030(b)	5,075,000	4,906,746
Molina Healthcare, Inc., 3.88%, 11/15/2030(b)	1,204,000	1,118,435
MPH Acquisition Holdings LLC, 5.75%, 12/31/2030(b)(c)	1,380,000	1,184,468
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030(b)	743,000	737,317
Star Parent, Inc., 9.00%, 10/01/2030(b)	1,835,000	1,928,546
Tenet Healthcare Corp.
4.38%, 01/15/2030	2,682,700	2,598,904
6.13%, 06/15/2030	3,693,000	3,723,031
		20,768,445
Health Care REITs-0.99%
Diversified Healthcare Trust, 7.25%, 10/15/2030(b)	692,000	709,775
National Mentor Holdings, Inc., 10.50%, 12/15/2030(b)	2,337,000	2,489,216
		3,198,991
Health Care Technology-1.31%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	4,340,000	4,244,816
Hotel & Resort REITs-0.55%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030(b)	1,010,000	1,034,708
XHR L.P., 6.63%, 05/15/2030(b)	720,000	733,725
		1,768,433
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
August 31, 2026
	Principal Amount	Value
Hotels, Restaurants & Leisure-6.18%
Caesars Entertainment, Inc., 7.00%, 02/15/2030(b)	$3,697,000	$3,720,628
Churchill Downs, Inc., 5.75%, 04/01/2030(b)	2,220,000	2,221,845
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	2,126,000	2,082,555
Lindblad Expeditions LLC, 7.00%, 09/15/2030(b)	1,250,000	1,288,067
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/2030(b)	1,389,000	1,450,697
New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	5,363,000	5,066,900
Rivers Enterprise Borrower LLC, 6.25%, 10/15/2030(b)	1,105,000	1,120,474
TKC Holdings, Inc., 8.50%, 08/15/2030(b)	2,034,000	2,121,149
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	922,000	920,954
		19,993,269
Household Durables-2.71%
Dream Finders Homes, Inc., 6.88%, 09/15/2030(b)	556,000	546,648
FXI Holdings, Inc., 11.00%, 11/15/2030(b)	1,425,000	1,204,125
M/I Homes, Inc., 3.95%, 02/15/2030	556,000	531,621
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	1,110,000	1,070,923
Newell Brands, Inc., 6.38%, 05/15/2030(c)	1,383,000	1,404,883
Risewell Homes, Inc., 8.50%, 11/01/2030(b)	736,000	748,417
Sensata Technologies B.V., 5.88%, 09/01/2030(b)	850,000	856,004
Wayfair LLC, 7.75%, 09/15/2030(b)	1,290,000	1,359,338
Whirlpool Corp., 6.13%, 06/15/2030(c)	1,109,000	1,042,878
		8,764,837
Household Products-0.27%
Central Garden & Pet Co., 4.13%, 10/15/2030	922,000	874,726
Independent Power and Renewable Electricity Producers-1.15%
VoltaGrid LLC, 7.38%, 11/01/2030(b)	3,693,000	3,717,917
Insurance-3.16%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	2,036,000	1,875,018
HUB International Ltd., 7.25%, 06/15/2030(b)	6,051,000	6,232,463
Jones Deslauriers Insurance Management, Inc. (Canada), 8.50%, 03/15/2030(b)	1,340,000	1,381,685
Nassau Cos. of New York (The), 7.88%, 07/15/2030(b)(c)	784,000	741,437
		10,230,603
Interactive Media & Services-0.37%
Ziff Davis, Inc., 4.63%, 10/15/2030(b)	850,000	802,018
ZipRecruiter, Inc., 5.00%, 01/15/2030(b)	467,000	393,484
		1,195,502
IT Services-1.07%
CoreWeave, Inc., 9.25%, 06/01/2030(b)(c)	3,712,000	3,450,359
	Principal Amount	Value
Life Sciences Tools & Services-0.57%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)	$915,000	$933,020
IQVIA, Inc., 6.50%, 05/15/2030(b)	895,000	912,786
		1,845,806
Machinery-0.58%
New Flyer Holdings, Inc. (Canada), 9.25%, 07/01/2030(b)	1,108,000	1,189,933
Park-Ohio Industries, Inc., 8.50%, 08/01/2030(b)	650,000	685,820
		1,875,753
Marine Transportation-0.18%
NCL Corp. Ltd., 6.25%, 03/01/2030(b)	579,000	578,980
Media-5.63%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/2030(b)	1,040,000	865,602
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030(b)	1,599,000	1,660,087
Directv Financing LLC
8.88%, 02/01/2030(b)	1,380,000	1,412,425
8.88%, 02/01/2030(b)	2,950,000	3,021,671
Discovery Communications LLC, 3.63%, 05/15/2030	1,368,000	1,283,950
E.W. Scripps Co. (The), 9.88%, 08/15/2030(b)	1,390,000	1,254,794
iHeartCommunications, Inc., 7.75%, 08/15/2030(b)	1,188,000	992,889
Lamar Media Corp., 4.00%, 02/15/2030	1,012,000	966,160
Sirius XM Radio LLC, 4.13%, 07/01/2030(b)(c)	2,772,000	2,610,667
Univision Communications, Inc., 7.38%, 06/30/2030(b)	1,664,000	1,671,816
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	1,705,000	1,053,166
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	1,690,000	1,398,635
		18,191,862
Metals & Mining-2.59%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(b)	1,295,000	1,347,052
ATI, Inc., 7.25%, 08/15/2030	783,000	812,329
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(b)	1,393,000	1,404,074
Commercial Metals Co., 4.13%, 01/15/2030	553,000	534,524
Compass Minerals International, Inc., 8.00%, 07/01/2030(b)	1,199,000	1,254,055
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030(b)	630,000	662,942
Novelis Corp., 6.88%, 01/30/2030(b)	1,380,000	1,418,612
Taseko Mines Ltd. (Canada), 8.25%, 05/01/2030(b)	900,000	940,791
		8,374,379
Mortgage REITs-1.59%
Arbor Realty SR, Inc., 7.88%, 07/15/2030(b)(c)	915,000	861,156
Ellington Financial Operating Partnership LLC, 7.38%, 09/30/2030(b)	740,000	737,690
Rithm Capital Corp., 8.00%, 07/15/2030(b)	924,000	929,375
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
August 31, 2026
	Principal Amount	Value
Mortgage REITs-(continued)
Starwood Property Trust, Inc.
6.00%, 04/15/2030(b)	$739,000	$742,365
6.50%, 07/01/2030(b)	920,000	936,611
6.50%, 10/15/2030(b)	920,000	937,067
		5,144,264
Oil, Gas & Consumable Fuels-9.34%
BKV Upstream Midstream LLC, 7.50%, 10/15/2030(b)	900,000	911,665
Buckeye Partners L.P., 6.75%, 02/01/2030(b)	914,000	941,848
Caturus Energy LLC, 8.50%, 02/15/2030(b)	920,000	960,565
Chord Energy Corp., 6.00%, 10/01/2030(b)	1,380,000	1,396,982
CNX Midstream Partners L.P., 4.75%, 04/15/2030(b)	729,000	704,466
Comstock Resources, Inc., 5.88%, 01/15/2030(b)	1,766,000	1,696,296
DBR Land Holdings LLC, 6.25%, 12/01/2030(b)	920,000	937,107
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	1,470,000	1,548,041
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 04/15/2030(b)	921,000	920,617
Kinetik Holdings L.P., 5.88%, 06/15/2030(b)	1,831,000	1,840,796
NuStar Logistics L.P., 6.38%, 10/01/2030	1,098,000	1,126,006
PBF Holding Co. LLC/PBF Finance Corp.
9.88%, 03/15/2030(b)	1,470,000	1,570,395
7.88%, 09/15/2030(b)	919,000	952,794
Range Resources Corp., 4.75%, 02/15/2030(b)	914,000	896,997
SM Energy Co., 8.63%, 11/01/2030(b)	1,833,000	1,926,580
Sunoco L.P., 4.63%, 05/01/2030(b)	1,467,000	1,421,058
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	1,467,000	1,428,151
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(b)	1,333,000	1,337,030
TransMontaigne Partners LLC, 8.50%, 06/15/2030(b)	916,000	934,913
Venture Global LNG, Inc., 7.00%, 01/15/2030(b)	2,750,000	2,831,253
Venture Global Plaquemines LNG LLC, 6.13%, 12/15/2030(b)	3,205,000	3,273,529
Vermilion Energy, Inc. (Canada), 6.88%, 05/01/2030(b)(c)	629,000	633,446
		30,190,535
Passenger Airlines-0.79%
Avianca Midco 2 PLC (Colombia), 9.63%, 02/14/2030(b)	1,790,000	1,699,605
CHC Group LLC, 11.75%, 09/01/2030(b)	1,004,000	858,420
		2,558,025
Personal Care Products-0.47%
BellRing Brands, Inc., 7.00%, 03/15/2030(b)	1,551,000	1,536,146
Pharmaceuticals-1.09%
AdaptHealth LLC, 5.13%, 03/01/2030(b)	1,072,000	1,004,526
Bausch Health Cos., Inc. (Canada), 14.00%, 10/15/2030(b)	650,000	632,125
	Principal Amount	Value
Pharmaceuticals-(continued)
Harrow, Inc., 8.63%, 09/15/2030(b)	$549,000	$562,063
Perrigo Finance Unlimited Co., 5.15%, 06/15/2030	1,375,000	1,328,905
		3,527,619
Real Estate Management & Development-0.87%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Series I, 7.00%, 04/15/2030(b)	1,151,279	1,158,036
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/2030(b)	826,000	802,880
Five Point Operating Co., L.P., 8.00%, 10/01/2030(b)(c)	827,000	849,837
		2,810,753
Residential REITs-0.22%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/2030(b)	737,000	704,587
Semiconductors & Semiconductor Equipment-0.51%
Entegris, Inc., 5.95%, 06/15/2030(b)	1,641,000	1,656,776
Software-1.93%
Capstone Borrower, Inc., 8.00%, 06/15/2030(b)	1,515,000	1,478,696
Gen Digital, Inc., 7.13%, 09/30/2030(b)(c)	1,078,000	1,097,838
McAfee Corp., 7.38%, 02/15/2030(b)	3,178,000	2,877,112
Pagaya US Holding Co. LLC, 8.88%, 08/01/2030(b)(c)	880,000	793,101
		6,246,747
Specialized REITs-0.73%
Iron Mountain, Inc., 5.25%, 07/15/2030(b)	2,398,000	2,354,399
Specialty Retail-2.76%
Advance Auto Parts, Inc., 7.00%, 08/01/2030(b)	1,800,000	1,841,453
Albion Financing 1 S.a.r.l/Aggreko Holdings, Inc. (Luxembourg), 7.00%, 05/21/2030(b)	2,583,000	2,672,695
Asbury Automotive Group, Inc., 4.75%, 03/01/2030	819,000	798,606
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	1,559,000	1,590,577
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	910,000	918,488
Lithia Motors, Inc., 5.50%, 10/01/2030(b)	1,110,000	1,102,552
		8,924,371
Technology Hardware, Storage & Peripherals-0.77%
Diebold Nixdorf, Inc., 7.75%, 03/31/2030(b)	1,754,000	1,834,765
Xerox Corp., 10.25%, 10/15/2030(b)	736,000	647,680
		2,482,445
Textiles, Apparel & Luxury Goods-0.62%
Under Armour, Inc., 7.25%, 07/15/2030(b)	743,000	750,428
VF Corp., 2.95%, 04/23/2030	1,390,000	1,263,467
		2,013,895
Trading Companies & Distributors-1.50%
Boise Cascade Co., 4.88%, 07/01/2030(b)	741,000	729,685
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
August 31, 2026
	Principal Amount	Value
Trading Companies & Distributors-(continued)
FTAI Aviation Investors LLC, 7.88%, 12/01/2030(b)	$922,000	$963,356
Herc Holdings, Inc., 7.00%, 06/15/2030(b)	3,051,000	3,158,453
		4,851,494
Wireless Telecommunication Services-0.44%
Getty Images, Inc., 11.25%, 02/21/2030(b)	990,000	729,716
Ontario Gaming GTA L.P./OTG Co-Issuer, Inc. (Canada), 8.00%, 08/01/2030(b)	705,000	709,244
		1,438,960
Total U.S. Dollar Denominated Bonds & Notes (Cost $318,549,258)		318,078,386
	Shares
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $659,268)	659,268	659,268
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.57% (Cost $319,208,526)		318,737,654
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.21%
Invesco Private Government Fund, 3.73%(d)(e)(f)	2,882,503	$2,882,503
Invesco Private Prime Fund, 3.82%(d)(e)(f)	7,487,988	7,489,486
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,371,853)		10,371,989
TOTAL INVESTMENTS IN SECURITIES-101.78% (Cost $329,580,379)		329,109,643
OTHER ASSETS LESS LIABILITIES-(1.78)%		(5,769,855)
NET ASSETS-100.00%		$323,339,788

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $280,741,540, which represented 86.83% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$615,775	$37,327,251	$(37,283,758)	$-	$-	$659,268	$56,536
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
August 31, 2026
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,153,934	$49,982,943	$(50,254,374)	$-	$-	$2,882,503	$161,318 *
Invesco Private Prime Fund	8,210,793	93,060,701	(93,780,178)	(381)	(1,449)	7,489,486	434,716 *
Total	$11,980,502	$180,370,895	$(181,318,310)	$(381)	$(1,449)	$11,031,257	$652,570

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.52%
Aerospace & Defense-0.47%
TransDigm, Inc., 7.13%, 12/01/2031(b)	$550,000	$569,077
Air Freight & Logistics-0.57%
Clue Opco LLC, 9.50%, 10/15/2031(b)	420,000	425,861
PODS LLC, 8.75%, 05/15/2031(b)	287,000	270,574
		696,435
Automobile Components-2.58%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031(b)	459,000	465,479
Cyprium Corp./Cyprium Holdings Luxembourg S.a.r.l., 6.13%, 04/15/2031(b)	436,000	435,889
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/2031	321,000	288,715
5.25%, 07/15/2031	350,000	311,783
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)	220,000	171,875
United Rentals (North America), Inc., 3.88%, 02/15/2031	608,000	570,260
ZF North America Capital, Inc. (Germany), 7.50%, 03/24/2031(b)	870,000	892,553
		3,136,554
Automobiles-0.92%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	550,000	513,050
Cooper-Standard Automotive, Inc., 9.25%, 03/01/2031(b)	600,000	607,377
		1,120,427
Broadline Retail-0.14%
Kohl’s Corp., 5.13%, 05/01/2031	190,000	171,749
Building Products-0.90%
K. Hovnanian Enterprises, Inc., 8.00%, 04/01/2031(b)	260,000	267,598
LBM Acquisition LLC, 9.50%, 06/15/2031(b)	445,000	368,211
Park River Holdings, Inc., 8.00%, 03/15/2031(b)	460,000	462,795
		1,098,604
Capital Markets-0.90%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)	425,000	375,598
FS KKR Capital Corp.
6.13%, 01/15/2031	230,000	223,652
7.50%, 08/01/2031	490,000	499,303
		1,098,553
Chemicals-3.28%
Ashland, Inc., 3.38%, 09/01/2031(b)	260,000	240,245
Avient Corp., 6.25%, 11/01/2031(b)	375,000	380,465
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031(b)	285,000	295,023
Celanese US Holdings LLC, 7.00%, 02/15/2031	350,000	359,950
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	520,000	472,352
Consolidated Energy Finance S.A. (Switzerland), 12.00%, 02/15/2031(b)	320,000	341,206
	Principal Amount	Value
Chemicals-(continued)
Olympus Water US Holding Corp., 7.25%, 06/15/2031(b)	$465,000	$472,838
SCIH Salt Holdings, Inc., 6.63%, 08/15/2031(b)	600,000	606,384
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031	277,000	258,247
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 06/01/2031(b)	375,000	355,095
W. R. Grace Holdings LLC, 7.38%, 03/01/2031(b)	205,000	205,408
		3,987,213
Commercial Services & Supplies-3.04%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(b)	1,287,000	1,339,157
Clean Harbors, Inc., 6.38%, 02/01/2031(b)	285,000	289,163
Garda World Security Corp. (Canada), 6.50%, 01/15/2031(b)	380,000	385,837
GFL Environmental Holdings (US), Inc., 5.63%, 07/01/2031(b)	430,000	420,125
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	550,000	559,628
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(b)	710,000	707,958
		3,701,868
Communications Equipment-0.33%
Viasat, Inc., 7.50%, 05/30/2031(b)	400,000	402,054
Construction & Engineering-0.54%
Artera Services LLC, 8.50%, 02/15/2031(b)	344,000	295,083
Baldwin Insurance Group Holdings LLC/ Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031(b)	350,000	356,536
		651,619
Construction Materials-0.96%
Knife River Corp., 7.75%, 05/01/2031(b)	250,000	257,954
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(b)	606,000	635,456
Williams Scotsman, Inc., 7.38%, 10/01/2031(b)	265,000	274,328
		1,167,738
Consumer Finance-2.19%
Bread Financial Holdings, Inc., 6.75%, 05/15/2031(b)	287,000	293,476
Encore Capital Group, Inc., 6.63%, 04/15/2031(b)	290,000	291,380
Figure Technology Solutions, Inc., 8.50%, 07/31/2031(b)	350,000	354,399
goeasy Ltd. (Canada), 6.88%, 02/15/2031(b)	260,000	232,569
Navient Corp.
11.50%, 03/15/2031	293,000	316,586
9.38%, 10/15/2031	290,000	297,875
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
August 31, 2026
	Principal Amount	Value
Consumer Finance-(continued)
OneMain Finance Corp.
7.50%, 05/15/2031	$430,000	$441,807
7.13%, 11/15/2031	430,000	436,546
		2,664,638
Consumer Staples Distribution & Retail-0.83%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 5.50%, 03/31/2031(b)	380,000	368,625
Fiesta Purchaser, Inc., 7.88%, 03/01/2031(b)	290,000	293,744
Ingles Markets, Inc., 4.00%, 06/15/2031(b)	205,000	190,766
Safeway, Inc., 7.25%, 02/01/2031	155,000	161,602
		1,014,737
Containers & Packaging-1.57%
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, 6.25%, 01/30/2031(b)	360,000	362,031
Ball Corp., 3.13%, 09/15/2031	490,000	440,996
Canpack Group, Inc./CANPACK S.A., 6.00%, 05/15/2031(b)	290,000	291,171
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(b)	430,000	440,082
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	400,000	371,506
		1,905,786
Distributors-0.24%
Dealer Tire Financial LLC, 10.38%, 10/01/2031(b)	290,000	288,692
Diversified Consumer Services-0.74%
Service Corp. International, 4.00%, 05/15/2031	435,000	409,100
Sotheby’s, 8.25%, 04/15/2031(b)	480,000	486,486
		895,586
Diversified Telecommunication Services-7.25%
Altice France S.A. (France), 6.50%, 10/15/2031(b)	208,153	202,749
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(b)	1,180,000	1,134,460
Core Scientific Finance I LLC, 7.75%, 05/15/2031(b)	1,810,000	1,757,370
Level 3 Financing, Inc., 8.50%, 01/15/2036(b)	1,040,000	1,088,377
Photo Holdings LLC, 12.00%, 07/01/2031(b)	630,000	649,012
Stingray Compute LLC, 6.00%, 06/15/2031(b)	440,000	428,987
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(b)	2,080,000	1,910,675
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	1,210,000	1,264,647
Yondr JK 1 LLC, 6.88%, 06/30/2031(b)	410,000	384,455
		8,820,732
Electric Utilities-0.85%
NRG Energy, Inc., 3.63%, 02/15/2031(b)	570,000	525,612
XPLR Infrastructure Operating Partners L.P., 8.38%, 01/15/2031(b)	475,000	506,090
		1,031,702
	Principal Amount	Value
Electrical Equipment-0.31%
WESCO Distribution, Inc., 5.25%, 04/15/2031(b)	$380,000	$374,618
Electronic Equipment, Instruments & Components-0.57%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.75%, 07/15/2031(b)	285,000	293,895
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	430,000	401,227
		695,122
Energy Equipment & Services-2.65%
Beusa Investments LLC, 7.00%, 08/01/2031(b)	460,000	460,829
Enerflex, Inc. (Canada), 6.88%, 01/15/2031(b)	230,000	234,626
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/2031(b)	1,500,000	1,486,744
Nabors Industries, Inc., 8.88%, 08/15/2031(b)	315,000	329,751
Solaris Energy Infrastructure LLC, 6.38%, 05/15/2031(b)	710,000	705,151
		3,217,101
Entertainment-0.75%
Light and Wonder International, Inc., 7.50%, 09/01/2031(b)	320,000	332,013
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/2031(b)	550,000	577,730
		909,743
Financial Services-2.63%
Burford Capital Global Finance LLC, 9.25%, 07/01/2031(b)	394,000	392,958
Focus Financial Partners LLC, 6.75%, 09/15/2031(b)	550,000	547,514
Freedom Mortgage Holdings LLC
6.88%, 05/01/2031(b)	450,000	431,756
9.13%, 05/15/2031(b)	420,000	433,931
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 7.75%, 05/15/2031(b)	340,000	339,873
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(b)	290,000	271,496
Stonebriar ABF Issuer LLC, 7.00%, 08/15/2031(b)	290,000	282,802
UWM Holdings LLC, 6.25%, 03/15/2031(b)	550,000	491,332
		3,191,662
Food Products-1.16%
B&G Foods, Inc., 11.00%, 06/15/2031(b)	280,000	245,046
Post Holdings, Inc., 4.50%, 09/15/2031(b)	536,000	498,401
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(b)	660,000	662,343
		1,405,790
Gas Utilities-0.24%
AmeriGas Partners L.P./AmeriGas Finance Corp., 6.88%, 06/01/2031(b)	290,000	289,948
Ground Transportation-0.41%
RXO, Inc., 6.38%, 05/15/2031(b)	230,000	231,096
XPO, Inc., 7.13%, 06/01/2031(b)	260,000	267,971
		499,067
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
August 31, 2026
	Principal Amount	Value
Health Care Equipment & Supplies-0.91%
Charlotte Buyer, Inc., 8.00%, 06/30/2031(b)	$290,000	$296,216
HAH Group Holding Co. LLC, 9.75%, 10/01/2031(b)	375,000	356,077
Sotera Health Holdings LLC, 7.38%, 06/01/2031(b)	430,000	447,865
		1,100,158
Health Care Providers & Services-2.31%
CHS/Community Health Systems, Inc., 4.75%, 02/15/2031(b)	400,000	364,660
DaVita, Inc., 3.75%, 02/15/2031(b)	825,000	762,623
Encompass Health Corp., 4.63%, 04/01/2031	235,000	228,168
Molina Healthcare, Inc., 6.50%, 02/15/2031(b)	465,000	473,008
Tenet Healthcare Corp.
6.75%, 05/15/2031	740,000	756,108
6.88%, 11/15/2031	210,000	223,230
		2,807,797
Health Care REITs-0.21%
Diversified Healthcare Trust, 4.38%, 03/01/2031	285,000	260,568
Hotel & Resort REITs-0.47%
Service Properties Trust, 8.63%, 11/15/2031(b)	550,000	576,244
Hotels, Restaurants & Leisure-4.83%
Academy Ltd., 5.88%, 05/15/2031(b)	290,000	288,847
Boyd Gaming Corp., 4.75%, 06/15/2031(b)	490,000	470,698
Churchill Downs, Inc., 6.75%, 05/01/2031(b)	351,000	356,608
Hilton Domestic Operating Co., Inc.
4.00%, 05/01/2031(b)	605,000	568,901
5.50%, 09/15/2031(b)	550,000	548,283
Hilton Grand Vacations Borrower LLC, 4.88%, 07/01/2031(b)	285,000	263,983
Merlin Entertainments Group U.S. Holdings, Inc. (United Kingdom), 7.38%, 02/15/2031(b)	290,000	220,118
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/2031(b)	380,000	413,342
PENN Entertainment, Inc., 6.75%, 04/01/2031(b)	350,000	351,423
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/2031(b)	350,000	235,200
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)	435,000	430,093
Station Casinos LLC, 4.63%, 12/01/2031(b)	285,000	268,946
TKC Holdings, Inc., 12.00%, 02/15/2031(b)	390,000	419,667
Travel + Leisure Co., 6.25%, 06/01/2031(b)	490,000	493,919
Yum! Brands, Inc., 3.63%, 03/15/2031	580,000	536,875
		5,866,903
Household Durables-1.08%
Beazer Homes USA, Inc., 7.50%, 03/15/2031(b)	145,000	147,429
KB Home, 4.00%, 06/15/2031	230,000	214,251
	Principal Amount	Value
Household Durables-(continued)
Somnigroup International, Inc., 3.88%, 10/15/2031(b)	$435,000	$398,189
Whirlpool Corp., 7.50%, 07/01/2031(b)	550,000	552,073
		1,311,942
Household Products-0.45%
Central Garden & Pet Co., 4.13%, 04/30/2031(b)	235,000	220,988
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	350,000	323,204
		544,192
Independent Power and Renewable Electricity Producers-0.38%
Clearway Energy Operating LLC, 3.75%, 02/15/2031(b)	505,000	465,961
Insurance-3.75%
Alliant Holdings Intermediate LLC
7.00%, 01/15/2031(b)	790,000	802,855
6.50%, 10/01/2031(b)	550,000	553,274
Ardonagh Finco Ltd. (United Kingdom), 7.75%, 02/15/2031(b)	860,000	877,779
CRC Insurance Group LLC, 7.13%, 06/01/2031(b)	1,753,000	1,754,595
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 7.25%, 02/15/2031(b)	575,000	569,615
		4,558,118
Interactive Media & Services-0.21%
Match Group Holdings II LLC, 3.63%, 10/01/2031(b)	285,000	257,256
IT Services-3.54%
AP Core Holdings II LLC, 11.00%, 05/15/2031(b)	520,000	547,451
CoreWeave, Inc.
9.00%, 02/01/2031(b)	960,000	862,311
9.75%, 10/01/2031(b)	1,510,000	1,351,388
Edged Compute LLC, 7.50%, 04/30/2031(b)	710,000	674,126
Star Holding LLC, 8.75%, 08/01/2031(b)	205,000	212,850
Twilio, Inc., 3.88%, 03/15/2031	286,000	268,513
Unisys Corp., 10.63%, 01/15/2031(b)	400,000	383,093
		4,299,732
Machinery-1.02%
ESAB Corp., 5.63%, 04/01/2031(b)	550,000	546,409
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031(b)	490,000	506,417
Manitowoc Co., Inc. (The), 9.25%, 10/01/2031(b)	175,000	189,379
		1,242,205
Marine Transportation-1.14%
NCL Corp. Ltd., 5.88%, 01/15/2031(b)	660,000	633,346
Stena International S.A. (Sweden)
7.25%, 01/15/2031(b)	496,000	509,561
7.63%, 02/15/2031(b)	235,000	243,677
		1,386,584
Media-7.03%
Block Communications, Inc., 10.25%, 03/01/2031(b)	260,000	226,475
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
August 31, 2026
	Principal Amount	Value
Media-(continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031(b)	$1,645,000	$1,484,730
7.38%, 03/01/2031(b)	600,000	608,017
Clear Channel Outdoor Holdings, Inc., 7.13%, 02/15/2031(b)	630,000	650,128
CSC Holdings LLC
3.38%, 02/15/2031(b)	570,000	296,845
4.50%, 11/15/2031(b)	855,000	448,875
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	1,140,000	1,207,059
Lamar Media Corp., 3.63%, 01/15/2031	320,000	298,155
McGraw-Hill Education, Inc., 7.38%, 09/01/2031(b)	375,000	385,373
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/2031(b)	260,000	270,004
Sirius XM Radio LLC, 3.88%, 09/01/2031(b)	818,000	745,982
Sunrise FinCo I B.V. (Netherlands), 4.88%, 07/15/2031(b)	710,000	669,914
Univision Communications, Inc., 8.50%, 07/31/2031(b)	685,000	690,855
Versant Media Group, Inc., 7.25%, 01/30/2031(b)	550,000	570,685
		8,553,097
Metals & Mining-2.17%
Alcoa Nederland Holding B.V., 7.13%, 03/15/2031(b)	430,000	444,993
ATI, Inc., 5.13%, 10/01/2031	205,000	202,087
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031(b)	190,000	176,254
7.50%, 09/15/2031(b)	490,000	504,061
Commercial Metals Co., 3.88%, 02/15/2031	170,000	160,107
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	320,000	305,324
Novelis Corp., 3.88%, 08/15/2031(b)	430,000	393,486
Skeena Resources Ltd. (Canada), 8.50%, 04/01/2031(b)	430,000	454,522
		2,640,834
Mortgage REITs-1.00%
Blackstone Mortgage Trust, Inc., 6.25%, 06/01/2031(b)	260,000	249,233
Rithm Capital Corp., 8.50%, 06/01/2031(b)	290,000	293,353
Starwood Property Trust, Inc.
5.75%, 01/15/2031(b)	321,000	318,344
6.13%, 06/01/2031(b)	350,000	350,893
		1,211,823
Office REITs-0.14%
Brandywine Operating Partnership L.P., 6.13%, 01/15/2031	170,000	165,187
Oil, Gas & Consumable Fuels-7.56%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.75%, 02/15/2031(b)	320,000	346,897
Caturus Energy LLC, 7.13%, 05/15/2031(b)	350,000	350,894
CNX Resources Corp., 7.38%, 01/15/2031(b)	285,000	292,005
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031(b)	815,000	797,511
CVR Energy, Inc., 7.50%, 02/15/2031(b)	350,000	360,760
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
EnQuest PLC (United Kingdom), 9.88%, 04/30/2031(b)	$390,000	$412,672
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 02/01/2031(b)	349,000	344,740
Infinity Natural Resources LLC, 7.63%, 04/01/2031(b)	320,000	324,381
Kodiak Gas Services LLC, 5.88%, 04/01/2031(b)	550,000	548,613
Kraken Oil & Gas Partners LLC, 7.13%, 05/15/2031(b)	230,000	231,084
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(b)	425,000	431,202
Murphy Oil USA, Inc., 3.75%, 02/15/2031(b)	285,000	266,624
Northern Oil and Gas, Inc., 8.75%, 06/15/2031(b)	285,000	297,047
SM Energy Co., 8.75%, 07/01/2031(b)	739,000	773,467
Sunoco L.P.
5.63%, 03/15/2031(b)	550,000	546,521
5.38%, 07/15/2031(b)	350,000	345,411
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 09/01/2031(b)	270,000	267,115
Talos Production, Inc., 9.38%, 02/01/2031(b)	365,000	387,155
Validus Energy II Midcon LLC, 8.00%, 08/01/2031(b)	290,000	292,321
Venture Global LNG, Inc., 8.38%, 06/01/2031(b)	1,235,000	1,284,694
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/2031(b)	285,000	295,093
		9,196,207
Paper & Forest Products-0.36%
Magnera Corp., 7.25%, 11/15/2031(b)	440,000	432,909
Passenger Airlines-2.35%
Alaska Airlines, Inc., 6.50%, 06/01/2031(b)	290,000	289,640
Allegiant Travel Co., 7.13%, 07/01/2031(b)	380,000	383,942
Avianca Midco 2 PLC (Colombia), 9.50%, 01/28/2031(b)	430,000	405,017
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)	1,105,000	949,873
United Airlines Holdings, Inc., 5.38%, 03/01/2031	550,000	545,411
WestJet, An Alberta Partnership (Canada), 8.00%, 02/14/2031(b)	290,000	279,321
		2,853,204
Pharmaceuticals-2.00%
Endo Finance Holdings L.P., 8.50%, 04/15/2031(b)	553,000	583,229
Gainwell Acquisition Corp., 9.00%, 09/01/2031(b)	900,000	938,036
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031(b)	915,000	914,842
		2,436,107
Professional Services-1.12%
AMN Healthcare, Inc., 6.50%, 01/15/2031(b)	230,000	232,633
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
August 31, 2026
	Principal Amount	Value
Professional Services-(continued)
CoreLogic, Inc., 9.00%, 08/01/2031(b)	$900,000	$894,684
TriNet Group, Inc., 7.13%, 08/15/2031(b)	235,000	240,135
		1,367,452
Publishing-0.57%
Neptune Bidco US, Inc., 10.38%, 05/15/2031(b)	660,000	693,983
Real Estate Management & Development-1.04%
Howard Hughes Corp. (The), 4.38%, 02/01/2031(b)	378,000	357,137
Kennedy-Wilson, Inc., 7.00%, 06/01/2031(b)	600,000	614,345
Velocity Commercial Capital LLC, 9.38%, 02/15/2031(b)	287,000	298,009
		1,269,491
Software-2.26%
Black Pearl Compute LLC, 6.13%, 02/15/2031(b)	1,060,000	1,062,004
Open Text Holdings, Inc. (Canada), 4.13%, 12/01/2031(b)	375,000	335,235
UKG, Inc., 6.88%, 02/01/2031(b)	1,370,000	1,352,139
		2,749,378
Specialized REITs-0.47%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	605,000	575,975
Specialty Retail-2.38%
Gap, Inc. (The), 3.88%, 10/01/2031(b)	430,000	394,854
Gee Automotive Holdings, L.L.C., 7.25%, 03/01/2031(b)	170,000	171,722
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	490,000	509,291
Lithia Motors, Inc., 4.38%, 01/15/2031(b)	320,000	305,038
Men’s Wearhouse LLC (The), 9.00%, 02/01/2031(b)	244,000	262,928
Petco Health & Wellness Co., Inc., 8.25%, 02/01/2031(b)	350,000	355,816
Sonic Automotive, Inc., 4.88%, 11/15/2031(b)	285,000	273,186
Valvoline, Inc., 3.63%, 06/15/2031(b)	310,000	284,456
William Carter Co. (The), 7.38%, 02/15/2031(b)	330,000	341,107
		2,898,398
Textiles, Apparel & Luxury Goods-0.40%
Champ Acquisition Corp., 8.38%, 12/01/2031(b)	285,000	299,623
Crocs, Inc., 4.13%, 08/15/2031(b)	205,000	190,530
		490,153
	Principal Amount	Value
Trading Companies & Distributors-1.31%
FTAI Aviation Investors LLC, 7.00%, 05/01/2031(b)	$407,000	$419,370
Herc Holdings, Inc., 5.75%, 03/15/2031(b)	350,000	349,393
QXO Building Products, Inc., 6.50%, 07/15/2031(b)	820,000	829,634
		1,598,397
Water Utilities-0.28%
S&S Holdings LLC, 8.38%, 10/01/2031(b)	350,000	333,974
Wireless Telecommunication Services-7.76%
APLD ComputeCo 3 LLC, 7.00%, 06/15/2031(b)	870,000	838,725
ELK Grove Village Property LLC, 7.50%, 06/15/2031(b)	500,000	481,817
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	3,130,000	2,977,699
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	2,517,000	2,334,714
SE Cosmos LLC, 8.88%, 05/01/2031(b)	550,000	541,728
VMED O2 UK Financing I PLC (United Kingdom)
4.25%, 01/31/2031(b)	781,000	633,369
4.75%, 07/15/2031(b)	815,000	661,848
Zenith Arc LLC, 8.88%, 08/31/2031(b)	1,000,000	965,711
		9,435,611
Total U.S. Dollar Denominated Bonds & Notes (Cost $119,521,000)		118,586,655
	Shares
Money Market Funds-0.72%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(c)(d) (Cost $877,763)	877,763	877,763
TOTAL INVESTMENTS IN SECURITIES-98.24% (Cost $120,398,763)		119,464,418
OTHER ASSETS LESS LIABILITIES-1.76%		2,135,127
NET ASSETS-100.00%		$121,599,545

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
August 31, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $109,539,824, which represented 90.08% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,009	$10,292,331	$(9,425,577)	$-	$-	$877,763	$13,575

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.42%
Aerospace & Defense-2.71%
Bombardier, Inc. (Canada), 7.00%, 06/01/2032(b)	$225,000	$232,812
Efesto Bidco S.p.A. Efesto US LLC (Italy), Series XR, 7.50%, 02/15/2032(b)	240,000	243,971
Goat Holdco LLC, 6.75%, 02/01/2032(b)	220,000	224,623
TransDigm, Inc., 6.63%, 03/01/2032(b)	650,000	664,607
		1,366,013
Automobile Components-3.97%
American Axle & Manufacturing, Inc., 6.38%, 10/15/2032(b)	250,000	250,368
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, 06/15/2032(b)(c)	180,000	183,602
Clarios Global L.P./Clarios US Finance Co., 6.75%, 09/15/2032(b)	350,000	356,774
Dana, Inc., 4.50%, 02/15/2032	54,000	53,798
Dexko Global, Inc., 7.50%, 04/15/2032(b)	170,000	142,833
Goodyear Tire & Rubber Co. (The), 8.88%, 07/15/2032(c)	310,000	316,359
Patrick Industries, Inc., 6.38%, 11/01/2032(b)	145,000	144,887
Phinia, Inc., 6.63%, 10/15/2032(b)	135,000	137,296
United Rentals (North America), Inc., 3.75%, 01/15/2032	225,000	206,494
ZF North America Capital, Inc. (Germany), 6.88%, 04/23/2032(b)	210,000	210,617
		2,003,028
Automobiles-0.45%
Nissan Motor Co. Ltd. (Japan), 7.75%, 07/17/2032(b)	220,000	228,416
Banks-0.24%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	120,000	123,355
Biotechnology-0.89%
Genmab A/S/Genmab Finance LLC (Denmark), 6.25%, 12/15/2032(b)	440,000	446,747
Building Products-2.11%
Builders FirstSource, Inc.
4.25%, 02/01/2032(b)	381,000	350,487
6.38%, 06/15/2032(b)	210,000	211,141
MasterBrand, Inc., 7.00%, 07/15/2032(b)(c)	210,000	210,047
Standard Building Solutions, Inc., 6.50%, 08/15/2032(b)	290,000	291,731
		1,063,406
Capital Markets-0.35%
Methanex US Operations, Inc., 6.25%, 03/15/2032(b)(c)	175,000	177,285
Chemicals-2.17%
Celanese US Holdings LLC, 7.38%, 07/15/2032	290,000	303,926
Olympus Water US Holding Corp., 6.75%, 08/01/2032(b)	320,000	315,499
SCIH Salt Holdings, Inc., 8.00%, 08/15/2032(b)	150,000	151,708
	Principal Amount	Value
Chemicals-(continued)
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/2032	$120,000	$111,680
W. R. Grace Holdings LLC, 6.63%, 08/15/2032(b)	220,000	212,098
		1,094,911
Commercial Services & Supplies-2.49%
ADT Security Corp. (The), 4.88%, 07/15/2032(b)	215,000	202,711
Brink’s Co. (The), 6.75%, 06/15/2032(b)	120,000	121,859
Cimpress PLC (Ireland), 7.38%, 09/15/2032(b)	150,000	151,855
Garda World Security Corp. (Canada)
8.25%, 08/01/2032(b)	219,000	224,130
8.38%, 11/15/2032(b)	290,000	296,841
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/2032(b)(c)	140,000	111,799
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	145,000	146,458
		1,255,653
Construction & Engineering-0.36%
Arcosa, Inc., 6.88%, 08/15/2032(b)	175,000	181,357
Construction Materials-2.33%
Quikrete Holdings, Inc., 6.38%, 03/01/2032(b)	1,160,000	1,175,010
Consumer Finance-1.84%
Encore Capital Group, Inc., 6.63%, 06/01/2032(b)	220,000	220,797
FirstCash, Inc., 6.88%, 03/01/2032(b)	142,000	144,971
Navient Corp., 7.88%, 06/15/2032(c)	140,000	136,105
OneMain Finance Corp.
6.75%, 03/15/2032	180,000	180,551
7.13%, 09/15/2032	240,000	243,602
		926,026
Consumer Staples Distribution & Retail-2.09%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 5.63%, 03/31/2032(b)	350,000	337,065
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/2032(b)	150,000	148,806
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(b)	125,000	122,689
Performance Food Group, Inc., 6.13%, 09/15/2032(b)	290,000	290,965
US Foods, Inc., 7.25%, 01/15/2032(b)	150,000	155,076
		1,054,601
Containers & Packaging-1.23%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(b)	405,000	395,764
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)(c)	150,000	151,993
Owens-Brockway Glass Container, Inc., 7.38%, 06/01/2032(b)(c)	80,000	72,696
		620,453
Distributors-0.35%
Resideo Funding II LLC, 6.50%, 07/15/2032(b)	180,000	178,319
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
August 31, 2026
	Principal Amount	Value
Diversified Consumer Services-0.48%
Service Corp. International, 5.75%, 10/15/2032	$240,000	$240,224
Diversified REITs-1.39%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	225,000	214,779
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	471,000	484,409
		699,188
Diversified Telecommunication Services-2.46%
Altice France S.A. (France)
6.50%, 04/15/2032(b)	563,511	548,476
6.88%, 07/15/2032(b)	447,126	438,887
Iliad Holding S.A.S. (France), 7.00%, 04/15/2032(b)	250,000	252,345
		1,239,708
Electric Utilities-1.43%
Alpha Generation LLC, 6.75%, 10/15/2032(b)	292,000	294,438
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	305,000	300,590
NRG Energy, Inc., 3.88%, 02/15/2032(b)	140,000	128,287
		723,315
Electrical Equipment-0.69%
EnerSys, 6.63%, 01/15/2032(b)	90,000	91,590
WESCO Distribution, Inc., 6.63%, 03/15/2032(b)	250,000	256,025
		347,615
Electronic Equipment, Instruments & Components-1.53%
Insight Enterprises, Inc., 6.63%, 05/15/2032(b)	145,000	147,269
ION Platform Finance US, Inc., 7.88%, 09/30/2032(b)	410,000	324,346
Sensata Technologies, Inc., 6.63%, 07/15/2032(b)	150,000	153,709
Zebra Technologies Corp., 6.50%, 06/01/2032(b)	145,000	147,764
		773,088
Energy Equipment & Services-0.85%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.63%, 09/01/2032(b)	210,000	213,954
Nabors Industries, Inc., 7.63%, 11/15/2032(b)	210,000	216,690
		430,644
Entertainment-1.70%
Cinemark USA, Inc., 7.00%, 08/01/2032(b)	145,000	149,379
Discovery Global Holdings, Inc.
4.28%, 03/15/2032	80,000	67,274
4.28%, 03/15/2032	700,000	640,889
		857,542
Financial Services-3.73%
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032(b)	180,000	172,521
First Eagle Holdings, Inc., 7.25%, 08/15/2032(b)	170,000	173,583
	Principal Amount	Value
Financial Services-(continued)
Freedom Mortgage Holdings LLC
8.00%, 02/01/2032(b)	$150,000	$148,329
8.38%, 04/01/2032(b)	180,000	180,973
Osaic Holdings, Inc., 6.75%, 08/01/2032(b)	303,000	305,031
PennyMac Financial Services, Inc., 6.88%, 05/15/2032(b)	250,000	240,877
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(b)	480,000	474,437
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(b)	180,000	183,131
		1,878,882
Food Products-1.54%
Froneri Lux Finco S.a.r.l. (United Kingdom), 6.00%, 08/01/2032(b)	170,000	167,887
J&F Luxembourg Finance S.a.r.l., 8.50%, 12/01/2032(b)	120,000	120,300
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	206,000	194,179
Post Holdings, Inc., 6.25%, 02/15/2032(b)	290,000	292,790
		775,156
Ground Transportation-1.34%
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(b)	210,000	211,815
Watco Cos LLC/Watco Finance Corp., 7.13%, 08/01/2032(b)	280,000	288,743
XPO, Inc., 7.13%, 02/01/2032(b)	171,000	176,791
		677,349
Health Care Equipment & Supplies-1.20%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(b)	210,000	208,293
Radiology Partners, Inc., 8.50%, 07/15/2032(b)	240,000	245,838
Teleflex, Inc., 5.88%, 01/15/2032(b)	150,000	150,321
		604,452
Health Care Providers & Services-4.40%
Accendra Health, Inc., 9.00%, 06/15/2032(b)	150,000	127,281
Concentra Health Services, Inc., 6.88%, 07/15/2032(b)	195,000	201,908
DaVita, Inc., 6.88%, 09/01/2032(b)	290,000	297,193
LifePoint Health, Inc.
8.38%, 02/15/2032(b)	202,000	204,594
10.00%, 06/01/2032(b)	240,000	232,815
Molina Healthcare, Inc., 3.88%, 05/15/2032(b)	225,000	203,763
Select Medical Corp., 6.25%, 12/01/2032(b)(c)	160,000	155,280
Surgery Center Holdings, Inc., 7.25%, 04/15/2032(b)	360,000	362,489
Tenet Healthcare Corp., 5.50%, 11/15/2032(b)	440,000	434,436
		2,219,759
Health Care REITs-0.89%
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	440,000	446,421
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
August 31, 2026
	Principal Amount	Value
Health Care Technology-0.55%
athenahealth Group, Inc., 7.50%, 02/15/2032(b)	$150,000	$154,690
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/2032(b)(c)	160,000	122,748
		277,438
Hotel & Resort REITs-0.88%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	290,000	295,439
Service Properties Trust, 8.88%, 06/15/2032(c)	145,000	149,679
		445,118
Hotels, Restaurants & Leisure-6.52%
Caesars Entertainment, Inc.
6.50%, 02/15/2032(b)	440,000	425,703
6.00%, 10/15/2032(b)(c)	322,000	289,485
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032(b)	440,000	399,971
6.13%, 04/01/2032(b)	135,000	136,793
Hilton Grand Vacations Borrower LLC, 6.63%, 01/15/2032(b)	265,000	267,388
MGM Resorts International, 6.50%, 04/15/2032(c)	220,000	219,809
Motion Finco S.a.r.l. (United Kingdom), 8.38%, 02/15/2032(b)	113,000	85,106
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032(b)(c)	290,000	294,237
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/2032(b)	250,000	253,562
Station Casinos LLC, 6.63%, 03/15/2032(b)	143,000	144,920
Vail Resorts, Inc., 6.50%, 05/15/2032(b)	175,000	177,585
Yum! Brands, Inc.
4.63%, 01/31/2032	320,000	305,048
5.38%, 04/01/2032	290,000	286,883
		3,286,490
Household Durables-1.46%
American Greetings Corp., 8.88%, 01/15/2032(b)	130,000	128,966
Beazer Homes USA, Inc., 8.00%, 01/15/2032(b)	120,000	123,073
LGI Homes, Inc., 7.00%, 11/15/2032(b)	120,000	118,778
Newell Brands, Inc., 6.63%, 05/15/2032(c)	145,000	148,425
Wayfair LLC, 6.75%, 11/15/2032(b)	210,000	216,216
		735,458
Independent Power and Renewable Electricity Producers-0.18%
Clearway Energy Operating LLC, 3.75%, 01/15/2032(b)	100,000	90,413
Insurance-5.70%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/2032(b)	160,000	136,729
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10/01/2032(b)	210,000	212,936
Ardonagh Group Finance Ltd. (United Kingdom), 8.88%, 02/15/2032(b)	480,000	481,708
	Principal Amount	Value
Insurance-(continued)
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%, 12/31/2032(b)	$970,000	$965,765
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 8.13%, 02/15/2032(b)	335,000	315,610
HUB International Ltd., 7.38%, 01/31/2032(b)(c)	555,000	570,023
USI, Inc., 7.50%, 01/15/2032(b)	183,000	191,028
		2,873,799
IT Services-0.61%
CoreWeave, Inc., 9.63%, 07/15/2032(b)	350,000	309,250
Life Sciences Tools & Services-1.19%
IQVIA, Inc., 6.25%, 06/01/2032(b)	590,000	601,422
Machinery-0.68%
Terex Corp., 6.25%, 10/15/2032(b)	225,000	227,220
Wilsonart LLC, 11.00%, 08/15/2032(b)	150,000	113,271
		340,491
Marine Transportation-1.02%
NCL Corp. Ltd., 6.75%, 02/01/2032(b)	530,000	515,972
Media-7.33%
AMC Global Media, Inc., 10.50%, 07/15/2032(b)	390,000	412,555
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 02/01/2032(b)	315,000	282,458
4.50%, 05/01/2032	810,000	712,908
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 9.25%, 06/01/2032(b)	410,000	428,245
Dotdash Meredith, Inc., 7.63%, 06/15/2032(b)	110,000	105,866
Gray Media, Inc., 9.63%, 07/15/2032(b)	320,000	328,717
Midcontinent Communications, 8.00%, 08/15/2032(b)	195,000	169,451
Sinclair Television Group, Inc., 4.38%, 12/31/2032(b)	70,000	52,500
Sirius XM Radio LLC., 5.88%, 04/15/2032(b)(c)	370,000	365,235
Univision Communications, Inc., 9.38%, 08/01/2032(b)	440,000	449,307
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	460,000	388,610
		3,695,852
Metals & Mining-1.67%
Century Aluminum Co., 6.88%, 08/01/2032(b)	120,000	123,113
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(b)	415,000	419,156
Coeur Mining, Inc., 6.88%, 04/01/2032(b)	110,000	112,629
Commercial Metals Co., 4.38%, 03/15/2032	90,000	84,702
Constellium SE, 6.38%, 08/15/2032(b)	100,000	100,868
		840,468
Oil, Gas & Consumable Fuels-7.72%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, 10/15/2032(b)	175,000	177,187
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/2032(b)	147,000	152,040
CNX Resources Corp., 7.25%, 03/01/2032(b)	181,000	186,403
Crescent Energy Finance LLC
7.63%, 04/01/2032(b)	320,000	329,182
7.88%, 04/15/2032(b)	290,000	299,766
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
August 31, 2026
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Genesis Energy L.P./Genesis Energy Finance Corp., 7.88%, 05/15/2032	$210,000	$218,077
Global Partners L.P./GLP Finance Corp., 8.25%, 01/15/2032(b)	130,000	135,997
Harvest Midstream I L.P., 7.50%, 05/15/2032(b)	150,000	155,730
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 04/15/2032(b)	150,000	147,441
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	175,000	180,759
Long Ridge Energy LLC, 8.75%, 02/15/2032(b)	160,000	165,350
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032(b)	120,000	123,020
Matador Resources Co., 6.50%, 04/15/2032(b)	264,000	266,841
Murphy Oil Corp., 6.00%, 10/01/2032(c)	175,000	174,618
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	375,000	393,273
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	180,000	183,564
SM Energy Co., 7.00%, 08/01/2032(b)	225,000	230,197
Sunoco L.P.
7.25%, 05/01/2032(b)	225,000	232,794
6.63%, 08/15/2032(b)	140,000	142,343
		3,894,582
Passenger Airlines-0.36%
Avianca Midco 2 PLC (Colombia), 10.25%, 01/07/2032(b)	190,000	179,075
Personal Care Products-1.00%
Opal Bidco SAS (France), 6.50%, 03/31/2032(b)	320,000	323,227
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 04/01/2032	175,000	179,060
		502,287
Pharmaceuticals-5.23%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	1,760,000	1,833,304
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)	180,000	186,935
Global Medical Response, Inc., 7.38%, 10/01/2032(b)	290,000	300,730
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032(b)	120,000	111,750
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	210,000	206,147
		2,638,866
Professional Services-1.05%
Amentum Holdings, Inc., 7.25%, 08/01/2032(b)	290,000	299,171
CoreLogic, Inc., 12.00%, 02/01/2032(b)	240,000	229,847
		529,018
Real Estate Management & Development-0.29%
Howard Hughes Corp. (The), 5.88%, 03/01/2032(b)	150,000	147,694
	Principal Amount	Value
Software-1.48%
Cloud Software Group LLC, 8.25%, 06/30/2032(b)	$530,000	$519,424
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)	225,000	228,076
		747,500
Specialized REITs-0.34%
Iron Mountain, Inc., 5.63%, 07/15/2032(b)	175,000	171,999
Specialty Retail-2.52%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(b)	180,000	171,824
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom), 8.75%, 01/15/2032(b)	150,000	147,191
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/2032(b)	570,000	575,801
Wand NewCo 3, Inc., 7.63%, 01/30/2032(b)	367,000	373,757
		1,268,573
Tobacco-0.16%
Turning Point Brands, Inc., 7.63%, 03/15/2032(b)	80,000	81,930
Trading Companies & Distributors-1.83%
FTAI Aviation Investors LLC, 7.00%, 06/15/2032(b)	240,000	246,696
QXO Building Products, Inc., 6.75%, 04/30/2032(b)	660,000	675,585
		922,281
Wireless Telecommunication Services-0.44%
VMED O2 UK Financing I PLC (United Kingdom), 7.75%, 04/15/2032(b)	255,000	221,262
Total U.S. Dollar Denominated Bonds & Notes (Cost $49,416,676)		49,125,161
	Shares
Money Market Funds-0.95%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $477,723)	477,723	477,723
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.37% (Cost $49,894,399)		49,602,884
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.05%
Invesco Private Government Fund, 3.73%(d)(e)(f)	847,804	847,804
Invesco Private Prime Fund, 3.82%(d)(e)(f)	2,201,505	2,201,945
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,049,669)		3,049,749
TOTAL INVESTMENTS IN SECURITIES-104.42% (Cost $52,944,068)		52,652,633
OTHER ASSETS LESS LIABILITIES-(4.42)%		(2,228,656)
NET ASSETS-100.00%		$50,423,977
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
August 31, 2026
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $43,938,903, which represented 87.14% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,445	$6,494,160	$(6,038,882)	$-	$-	$477,723	$7,593
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	698,563	8,513,289	(8,364,048)	-	-	847,804	24,948 *
Invesco Private Prime Fund	1,816,939	15,449,061	(15,063,715)	8	(348)	2,201,945	68,348 *
Total	$2,537,947	$30,456,510	$(29,466,645)	$8	$(348)	$3,527,472	$100,889

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.91%
Aerospace & Defense-5.93%
Axon Enterprise, Inc., 6.25%, 03/15/2033(b)	$120,000	$122,172
Bombardier, Inc. (Canada), 6.75%, 06/15/2033(b)	140,000	144,728
Neptune Bidco US, Inc., 9.50%, 02/15/2033(b)	280,000	287,837
TransDigm, Inc.
6.00%, 01/15/2033(b)	280,000	280,602
6.38%, 05/31/2033(b)	500,000	501,669
		1,337,008
Automobile Components-2.99%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)	240,000	241,252
Forvia SE (France), 6.75%, 09/15/2033(b)	90,000	90,226
Goodyear Tire & Rubber Co. (The), 5.63%, 04/30/2033(c)	80,000	69,564
United Rentals (North America), Inc., 5.38%, 11/15/2033(b)	280,000	272,935
		673,977
Automobiles-0.40%
Allison Transmission, Inc., 5.88%, 12/01/2033(b)	90,000	89,412
Biotechnology-0.85%
Genmab A/S/Genmab Finance LLC (Denmark), 7.25%, 12/15/2033(b)	185,000	192,855
Building Products-1.29%
K. Hovnanian Enterprises, Inc., 8.38%, 10/01/2033(b)	80,000	81,959
Standard Building Solutions, Inc., 6.25%, 08/01/2033(b)	210,000	208,606
		290,565
Chemicals-6.56%
BASF Coatings, 7.13%, 06/15/2033(b)	200,000	203,357
Celanese US Holdings LLC
6.75%, 04/15/2033	210,000	213,924
7.70%, 11/15/2033	190,000	202,990
Chemours Co. (The), 8.00%, 01/15/2033(b)	105,000	103,711
FMC Corp., 5.65%, 05/18/2033	80,000	73,450
Olin Corp., 6.63%, 04/01/2033(b)	110,000	108,068
Olympus Water US Holding Corp., 7.25%, 02/15/2033(b)	300,000	300,515
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033(b)	190,000	186,650
W. R. Grace Holdings LLC, 7.00%, 08/01/2033(b)	90,000	87,262
		1,479,927
Commercial Services & Supplies-2.17%
ADT Security Corp. (The), 5.88%, 10/15/2033(b)	190,000	186,006
Clean Harbors, Inc., 5.75%, 10/15/2033(b)	140,000	140,094
Waste Pro USA, Inc., 7.00%, 02/01/2033(b)	160,000	163,744
		489,844
	Principal Amount	Value
Construction & Engineering-1.37%
AECOM, 6.00%, 08/01/2033(b)	$230,000	$229,352
Tutor Perini Corp., 6.63%, 07/15/2033(b)	80,000	80,748
		310,100
Construction Materials-1.82%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033(b)	123,000	126,088
Quikrete Holdings, Inc., 6.75%, 03/01/2033(b)	280,000	284,569
		410,657
Consumer Finance-1.81%
Navient Corp., 5.63%, 08/01/2033	85,000	73,628
OneMain Finance Corp.
6.50%, 03/15/2033	150,000	146,832
6.75%, 09/15/2033	190,000	187,273
		407,733
Consumer Staples Distribution & Retail-0.92%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 6.25%, 03/15/2033(b)	115,000	112,925
US Foods, Inc., 5.75%, 04/15/2033(b)	95,000	94,598
		207,523
Containers & Packaging-3.54%
Ball Corp., 5.50%, 09/15/2033	140,000	138,973
CROWN Americas LLC, 5.88%, 06/01/2033	130,000	130,083
Owens-Brockway Glass Container, Inc., 9.50%, 06/01/2033(b)(c)	90,000	88,122
Sealed Air Corp., 6.88%, 07/15/2033(b)	80,000	78,387
Sword Purchaser LLC, 8.25%, 04/15/2033(b)	350,000	362,473
		798,038
Diversified Consumer Services-0.39%
Graham Holdings Co., 5.63%, 12/01/2033(b)	90,000	88,299
Diversified Telecommunication Services-3.97%
Altice France Lux 3/Altice Holdings 1 (Luxembourg), 10.00%, 01/15/2033(b)	180,000	175,561
FiberCop S.p.A. (Italy), Series 2033, 6.38%, 11/15/2033(b)	45,000	44,566
Level 3 Financing, Inc., 6.88%, 06/30/2033(b)	380,000	386,584
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033	85,000	88,414
VEON MidCo B.V. (Pakistan), 7.45%, 06/01/2033(b)	200,000	200,261
		895,386
Electric Utilities-1.14%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	90,000	88,841
NRG Energy, Inc., 6.00%, 02/01/2033(b)	170,000	169,301
		258,142
Electrical Equipment-0.70%
WESCO Distribution, Inc., 6.38%, 03/15/2033(b)	155,000	157,517
Energy Equipment & Services-2.54%
Bristow Group, Inc., 6.75%, 02/01/2033(b)	90,000	90,696
Constellation Oil Services Holding S.A. (Brazil), 7.70%, 08/03/2033(b)	200,000	201,848
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)—(continued)
August 31, 2026
	Principal Amount	Value
Energy Equipment & Services-(continued)
USA Compression Partners L.P./USA Compression Finance Corp., 6.25%, 10/01/2033(b)	$140,000	$138,859
WBI Operating LLC, 6.50%, 10/15/2033(b)	140,000	140,510
		571,913
Entertainment-2.02%
Light and Wonder International, Inc., 6.25%, 10/01/2033(b)	190,000	189,593
Pioneer OpCo, LLC, 7.00%, 05/15/2033(b)	110,000	112,051
Wynn Resorts Capital Corp., 6.25%, 03/15/2033(b)	155,000	155,086
		456,730
Financial Services-3.43%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(b)	155,000	160,762
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(b)(c)	90,000	79,669
Freedom Mortgage Holdings LLC, 7.88%, 04/01/2033(b)	80,000	77,066
Osaic Holdings, Inc., 8.00%, 08/01/2033(b)	140,000	143,479
PennyMac Financial Services, Inc., 6.88%, 02/15/2033(b)	160,000	152,197
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	70,000	69,634
WEX, Inc., 6.50%, 03/15/2033(b)	90,000	90,547
		773,354
Food Products-2.66%
Industrial F&B Investments III, Inc., 7.75%, 02/11/2033(b)	150,000	151,833
J&F LUXEMBOURG FINANCE S.a.r.l., 8.00%, 04/23/2033(b)	80,000	77,751
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 7.13%, 04/30/2033(b)	140,000	143,164
Post Holdings, Inc., 6.38%, 03/01/2033(b)	230,000	226,138
		598,886
Health Care Equipment & Supplies-0.36%
Insulet Corp., 6.50%, 04/01/2033(b)	80,000	81,356
Health Care Providers & Services-3.08%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(b)(c)	100,000	104,361
DaVita, Inc., 6.75%, 07/15/2033(b)	190,000	194,543
Molina Healthcare, Inc., 6.25%, 01/15/2033(b)	140,000	139,344
Team Services Holding, Inc., 9.00%, 02/15/2033(b)(c)	110,000	114,852
Tenet Healthcare Corp., 6.00%, 11/15/2033(b)	140,000	140,486
		693,586
Hotel & Resort REITs-0.54%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	120,000	122,473
Hotels, Restaurants & Leisure-5.44%
A&K Travel Group Holdings Ltd. (United Kingdom), 7.50%, 05/15/2033(b)	120,000	122,139
Acushnet Co., 5.63%, 12/01/2033(b)	90,000	88,591
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Brightstar Lottery PLC/ Brightstar Global Solutions Corp. (United Kingdom), 5.75%, 01/15/2033(b)	$140,000	$136,242
Cavalier Acquisition Corp., 8.25%, 08/15/2033(b)	90,000	92,254
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033(b)	184,000	184,633
5.75%, 09/15/2033(b)	190,000	189,968
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)	110,000	109,493
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/2033(b)	95,000	96,349
Travel + Leisure Co., 6.13%, 09/01/2033(b)	90,000	88,820
Wyndham Hotels & Resorts, Inc., 5.63%, 03/01/2033(b)	120,000	117,687
		1,226,176
Household Durables-1.17%
Century Communities, Inc., 6.63%, 09/15/2033(b)	90,000	91,115
Mattamy Group Corp. (Canada), 6.00%, 12/15/2033(b)	90,000	87,257
Whirlpool Corp., 6.50%, 06/15/2033	100,000	86,527
		264,899
Household Products-0.34%
Energizer Holdings, Inc., 6.00%, 09/15/2033(b)	80,000	76,777
Industrial Conglomerates-0.43%
Amsted Industries, Inc., 6.38%, 03/15/2033(b)	95,000	96,427
Insurance-0.56%
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/2033(b)	50,000	50,365
Jones Deslauriers Insurance Management, Inc. (Canada), 6.88%, 10/01/2033(b)	80,000	75,144
		125,509
Interactive Media & Services-1.79%
Match Group Holdings II LLC, 6.13%, 09/15/2033(b)	130,000	128,112
Snap, Inc., 6.88%, 03/01/2033(b)	280,000	274,758
		402,870
IT Services-0.43%
EquipmentShare.com, Inc., 8.00%, 03/15/2033(b)	95,000	97,550
Machinery-2.25%
Columbus McKinnon Corp., 7.13%, 02/01/2033(b)	170,000	172,122
CompoSecure Holdings LLC, 5.63%, 02/01/2033(b)	170,000	164,793
Enpro, Inc., 6.13%, 06/01/2033(b)	80,000	80,545
Lsf12 Helix Parent LLC, 7.13%, 02/01/2033(b)(c)	90,000	90,261
		507,721
Marine Transportation-0.66%
NCL Corp. Ltd., 6.25%, 09/15/2033(b)(c)	160,000	149,759
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)—(continued)
August 31, 2026
	Principal Amount	Value
Media-7.07%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 02/01/2033(b)	$300,000	$293,060
4.50%, 06/01/2033(b)(c)	293,000	254,189
Gray Media, Inc., 7.25%, 08/15/2033(b)	160,000	160,068
Lamar Media Corp., 5.38%, 11/01/2033(b)	80,000	77,888
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	267,000	277,883
Univision Communications, Inc., 8.88%, 04/15/2033(b)	280,000	276,933
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland), 8.50%, 03/15/2033(b)	81,000	54,768
VZ Secured Financing B.V. (Netherlands), 7.50%, 01/15/2033(b)	220,000	199,216
		1,594,005
Metals & Mining-3.68%
ATI, Inc., 5.88%, 06/15/2033	80,000	80,775
Capstone Copper Corp. (Canada), 6.75%, 03/31/2033(b)	115,000	116,847
Cleveland-Cliffs, Inc., 7.38%, 05/01/2033(b)	165,000	168,386
Commercial Metals Co., 5.75%, 11/15/2033(b)	190,000	187,118
Novelis Corp., 6.38%, 08/15/2033(b)	140,000	140,408
WS Escrow LLC, 7.75%, 06/01/2033(b)	130,000	135,436
		828,970
Oil, Gas & Consumable Fuels-8.59%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, 07/15/2033(b)	90,000	90,937
Chord Energy Corp., 6.75%, 03/15/2033(b)	140,000	143,219
Crescent Energy Finance LLC, 7.38%, 01/15/2033(b)(c)	190,000	194,142
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.38%, 06/30/2033(b)	130,000	133,847
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 05/15/2033	115,000	120,696
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	80,000	82,303
Hilcorp Energy I L.P./Hilcorp Finance Co., 8.38%, 11/01/2033(b)	115,000	122,012
Kodiak Gas Services LLC, 6.50%, 10/01/2033(b)	150,000	151,506
Matador Resources Co., 6.25%, 04/15/2033(b)	140,000	140,056
Northern Oil and Gas, Inc., 7.88%, 10/15/2033(b)	140,000	144,093
Rockies Express Pipeline LLC, 6.75%, 03/15/2033(b)	95,000	96,939
Sunoco L.P., 6.25%, 07/01/2033(b)	185,000	186,070
Venture Global Plaquemines LNG LLC, 7.50%, 05/01/2033(b)	235,000	255,394
Vermilion Energy, Inc. (Canada), 7.25%, 02/15/2033(b)	75,000	75,263
		1,936,477
Pharmaceuticals-0.67%
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.75%, 05/01/2033(b)	150,000	151,639
	Principal Amount	Value
Professional Services-1.65%
CACI International, Inc., 6.38%, 06/15/2033(b)	$280,000	$283,902
Science Applications International Corp., 5.88%, 11/01/2033(b)	90,000	89,202
		373,104
Real Estate Management & Development-1.28%
Forestar Group, Inc., 6.50%, 03/15/2033(b)	95,000	95,587
Kennedy-Wilson, Inc., 7.25%, 06/01/2033(b)	190,000	193,637
		289,224
Residential REITs-0.36%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 08/01/2033(b)	80,000	80,361
Semiconductors & Semiconductor Equipment-1.02%
Amkor Technology, Inc., 5.88%, 10/01/2033(b)	90,000	88,554
Qnity Electronics, Inc., 6.25%, 08/15/2033(b)	140,000	141,099
		229,653
Software-2.78%
Cloud Software Group, Inc., 6.63%, 08/15/2033(b)	190,000	172,441
Fair Isaac Corp., 6.00%, 05/15/2033(b)	280,000	275,585
Gen Digital, Inc., 6.25%, 04/01/2033(b)	180,000	180,068
		628,094
Specialized REITs-1.03%
Iron Mountain, Inc., 6.25%, 01/15/2033(b)	230,000	231,944
Specialty Retail-3.33%
Advance Auto Parts, Inc., 7.38%, 08/01/2033(b)	180,000	184,602
Bath & Body Works, Inc., 6.95%, 03/01/2033	50,000	50,824
Michaels Cos., Inc. (The), 8.50%, 03/15/2033(b)	380,000	376,442
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/2033(b)	140,000	139,914
		751,782
Trading Companies & Distributors-1.38%
FTAI Aviation Investors LLC, 5.88%, 04/15/2033(b)	95,000	93,708
Herc Holdings, Inc., 7.25%, 06/15/2033(b)	211,000	218,388
		312,096
Wireless Telecommunication Services-0.52%
VMED O2 UK Financing I PLC (United Kingdom), 6.75%, 01/15/2033(b)	140,000	116,927
Total U.S. Dollar Denominated Bonds & Notes (Cost $21,940,864)		21,857,245
	Shares
Money Market Funds-1.50%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $338,219)	338,219	338,219
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.41% (Cost $22,279,083)		22,195,464
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)—(continued)
August 31, 2026
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.87%
Invesco Private Government Fund, 3.73%(d)(e)(f)	243,048	$243,048
Invesco Private Prime Fund, 3.82%(d)(e)(f)	630,558	630,684
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $873,730)		873,732
TOTAL INVESTMENTS IN SECURITIES-102.28% (Cost $23,152,813)		23,069,196
OTHER ASSETS LESS LIABILITIES-(2.28)%		(514,012)
NET ASSETS-100.00%		$22,555,184

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $20,193,292, which represented 89.53% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,688	$1,986,632	$(1,656,101)	$-	$-	$338,219	$1,749
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	40,244	2,516,574	(2,313,770)	-	-	243,048	4,881 *
Invesco Private Prime Fund	105,324	5,256,578	(4,731,182)	2	(38)	630,684	13,399 *
Total	$153,256	$9,759,784	$(8,701,053)	$2	$(38)	$1,211,951	$20,029

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco BulletShares 2034 High Yield Corporate Bond ETF (BSJY)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.13%
Aerospace & Defense-6.41%
Bombardier, Inc. (Canada), 7.45%, 05/01/2034(b)	$35,000	$38,463
Moog, Inc., 5.50%, 10/15/2034(b)	35,000	34,210
TransDigm, Inc.
6.25%, 01/31/2034(b)	30,000	30,353
6.75%, 01/31/2034(b)	115,000	116,892
6.13%, 07/31/2034(b)	100,000	98,972
		318,890
Air Freight & Logistics-0.42%
XPO CNW, Inc., 6.70%, 05/01/2034	20,000	20,888
Automobile Components-2.63%
Cyprium Corp./Cyprium Holdings Luxembourg S.a.r.l., 6.38%, 04/15/2034(b)	55,000	54,472
Dorman Products, Inc., 6.25%, 06/15/2034(b)	10,000	10,109
United Rentals (North America), Inc., 6.13%, 03/15/2034(b)	65,000	66,139
		130,720
Biotechnology-1.18%
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/2034(b)	60,000	58,674
Building Products-3.77%
Advanced Drainage Systems, Inc., 5.38%, 03/01/2034(b)	35,000	34,053
Builders FirstSource, Inc., 6.38%, 03/01/2034(b)	60,000	59,475
Griffon Corp., 6.25%, 10/01/2034(b)	50,000	50,195
Standard Building Solutions, Inc., 5.88%, 03/15/2034(b)	45,000	43,607
		187,330
Chemicals-1.58%
Chemours Co. (The), 7.88%, 03/15/2034(b)	40,000	39,160
Perimeter Holdings LLC, 6.25%, 01/15/2034(b)	40,000	39,574
		78,734
Commercial Services & Supplies-2.01%
APi Group DE, Inc., 5.75%, 06/01/2034(b)	35,000	34,416
GFL Environmental Holdings (US), Inc., 5.50%, 02/01/2034(b)	70,000	65,680
		100,096
Construction & Engineering-0.81%
Granite Construction, Inc., 6.38%, 06/15/2034(b)	40,000	40,401
Construction Materials-1.32%
Global Infrastructure Solutions, Inc., 6.38%, 07/15/2034(b)	30,000	30,174
Weekley Homes LLC/Weekley Finance Corp., 6.75%, 01/15/2034(b)	35,000	35,499
		65,673
Consumer Finance-1.70%
FirstCash, Inc., 6.13%, 05/01/2034(b)	45,000	44,534
OneMain Finance Corp., 7.13%, 03/15/2034	40,000	40,032
		84,566
	Principal Amount	Value
Consumer Staples Distribution & Retail-3.97%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 5.75%, 03/31/2034(b)	$100,000	$94,135
Core & Main L.P., 6.00%, 07/01/2034(b)	40,000	39,919
Performance Food Group, Inc., 5.63%, 03/01/2034(b)	65,000	63,177
		197,231
Containers & Packaging-0.73%
Sword Purchaser LLC, 10.50%, 04/15/2034(b)	35,000	36,541
Diversified Telecommunication Services-4.27%
FiberCop S.p.A. (Italy), 6.00%, 09/30/2034(b)	35,000	33,613
Level 3 Financing, Inc., 7.00%, 03/31/2034(b)	140,000	143,299
Telecom Italia Capital S.A. (Italy), 6.00%, 09/30/2034	35,000	35,689
		212,601
Electric Utilities-7.87%
Alpha Generation LLC, 6.25%, 01/15/2034(b)	55,000	53,929
NRG Energy, Inc.
5.75%, 01/15/2034(b)	80,000	77,915
5.88%, 05/15/2034(b)	75,000	73,158
6.25%, 11/01/2034(b)	55,000	54,870
Talen Energy Supply LLC, 6.25%, 02/01/2034(b)	80,000	78,594
XPLR Infrastructure Operating Partners L.P., 7.75%, 04/15/2034(b)	50,000	52,988
		391,454
Electrical Equipment-0.98%
WESCO Distribution, Inc., 5.50%, 04/15/2034(b)	50,000	48,770
Energy Equipment & Services-2.80%
Archrock Services L.P./Archrock Partners Finance Corp., 6.00%, 02/01/2034(b)	55,000	54,240
Noble Finance II LLC, 6.25%, 06/15/2034(b)	55,000	54,007
Oceaneering International, Inc., 6.88%, 07/15/2034(b)	30,000	30,977
		139,224
Financial Services-1.48%
Burford Capital Global Finance LLC, 8.50%, 01/15/2034(b)	35,000	31,775
PennyMac Financial Services, Inc., 6.75%, 02/15/2034(b)	45,000	41,724
		73,499
Food Products-3.38%
Chobani LLC/Chobani Finance Corp, Inc., 6.38%, 04/15/2034(b)	45,000	45,489
KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution, Inc., 7.00%, 08/15/2034(b)	40,000	40,396
Post Holdings, Inc., 6.25%, 10/15/2034(b)	85,000	81,987
		167,872
Ground Transportation-0.72%
GB AIT Buyer, Inc., 8.75%, 04/30/2034(b)	35,000	35,669
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco BulletShares 2034 High Yield Corporate Bond ETF (BSJY)—(continued)
August 31, 2026
	Principal Amount	Value
Health Care Providers & Services-4.47%
CHS/Community Health Systems, Inc., 9.75%, 01/15/2034(b)	$105,000	$107,235
Encompass Health Corp., 5.88%, 06/01/2034(b)	35,000	34,857
LifePoint Health, Inc., 7.00%, 05/01/2034(b)	85,000	79,975
		222,067
Hotel & Resort REITs-0.79%
RHP Hotel Properties L.P./ RHP Finance Corp., 5.75%, 03/15/2034(b)	40,000	39,443
Hotels, Restaurants & Leisure-1.19%
Hilton Domestic Operating Co., Inc., 5.50%, 03/31/2034(b)	60,000	59,096
Household Durables-2.50%
Installed Building Products, Inc., 5.63%, 02/01/2034(b)	35,000	34,205
Wayfair LLC, 7.13%, 05/31/2034(b)	30,000	31,138
Whirlpool Corp., 7.88%, 07/01/2034(b)	60,000	58,846
		124,189
Independent Power and Renewable Electricity Producers-1.37%
Clearway Energy Operating LLC, 5.75%, 01/15/2034(b)	40,000	38,679
TransAlta Corp. (Canada), 5.88%, 02/01/2034	30,000	29,303
		67,982
Insurance-3.45%
Asurion LLC and Asurion Co-Issuer, Inc., 8.38%, 02/01/2034(b)	190,000	171,606
Interactive Media & Services-0.78%
Snap, Inc., 6.88%, 03/15/2034(b)	40,000	38,930
IT Services-1.59%
EquipmentShare.com, Inc., 7.13%, 07/01/2034(b)	80,000	78,832
Media-5.28%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/2034(b)	110,000	91,810
Gray Media, Inc., 7.50%, 09/15/2034(b)	40,000	39,979
Nexstar Media, Inc., 7.25%, 04/15/2034(b)	100,000	101,362
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.00%, 06/15/2034(b)	30,000	29,660
		262,811
Metals & Mining-2.13%
Cleveland-Cliffs, Inc., 7.63%, 01/15/2034(b)	70,000	71,467
Kaiser Aluminum Corp., 5.88%, 03/01/2034(b)	35,000	34,299
		105,766
Oil, Gas & Consumable Fuels-20.57%
California Resources Corp., 7.00%, 01/15/2034(b)	45,000	45,017
CNX Resources Corp., 5.88%, 03/01/2034(b)	35,000	34,146
Crescent Energy Finance LLC, 8.38%, 01/15/2034(b)	40,000	42,234
CVR Energy, Inc., 7.88%, 02/15/2034(b)	30,000	31,145
Delek Logistics Partners L.P./ Delek Logistics Finance Corp., 6.88%, 06/01/2034(b)	45,000	45,411
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Genesis Energy L.P./Genesis Energy Finance Corp., 6.75%, 03/15/2034	$45,000	$45,321
Harvest Midstream I L.P., 6.75%, 05/15/2034(b)	60,000	60,908
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.88%, 05/15/2034(b)	35,000	34,712
Howard Midstream Energy Partners LLC, 6.63%, 01/15/2034(b)	45,000	45,407
Matador Resources Co., 6.00%, 04/15/2034(b)	45,000	44,095
Murphy Oil Corp., 6.50%, 02/15/2034	35,000	34,905
Murphy Oil USA, Inc., 5.88%, 06/01/2034(b)	30,000	29,779
Par Petroleum LLC, 7.38%, 06/01/2034(b)	35,000	36,334
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/01/2034(b)	10,000	10,287
SM Energy Co., 6.63%, 04/15/2034(b)	60,000	60,414
Sunoco L.P.
5.88%, 03/15/2034(b)	55,000	54,230
5.63%, 07/15/2034(b)	40,000	38,870
Tallgrass Energy Partners L.P./ Tallgrass Energy Finance Corp., 6.75%, 03/15/2034(b)	40,000	40,330
Talos Production, Inc., 8.00%, 07/15/2034(b)	50,000	51,728
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034(b)	140,000	144,841
6.50%, 06/15/2034(b)	90,000	93,107
		1,023,221
Real Estate Management & Development-0.69%
Howard Hughes Corp. (The), 6.13%, 03/01/2034(b)	35,000	34,388
Software-1.18%
Fair Isaac Corp., 6.25%, 09/15/2034(b)	60,000	58,752
Specialty Retail-1.59%
Michaels Cos., Inc. (The), 11.00%, 03/15/2034(b)	40,000	38,856
Valvoline, Inc., 6.13%, 08/15/2034(b)	40,000	39,965
		78,821
Trading Companies & Distributors-2.52%
Herc Holdings, Inc., 6.00%, 03/15/2034(b)	40,000	39,479
QXO Building Products, Inc., 6.88%, 07/15/2034(b)	85,000	86,055
		125,534
Total U.S. Dollar Denominated Bonds & Notes (Cost $4,909,297)		4,880,271
	Shares
Money Market Funds-0.27%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(c)(d) (Cost $13,682)	13,682	13,682
TOTAL INVESTMENTS IN SECURITIES-98.40% (Cost $4,922,979)		4,893,953
OTHER ASSETS LESS LIABILITIES-1.60%		79,517
NET ASSETS-100.00%		$4,973,470

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco BulletShares 2034 High Yield Corporate Bond ETF (BSJY)—(continued)
August 31, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $4,674,133, which represented 93.98% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$90,564	$(76,882)	$-	$-	$13,682	$179

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

45

Statements of Assets and Liabilities
August 31, 2026

	Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)	Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
Assets:
Unaffiliated investments in securities, at value(a)	$264,303,353	$877,755,043	$762,219,065	$587,057,440
Affiliated investments in securities, at value	550,246,406	156,801,344	98,804,418	22,881,268
Cash	-	-	-	2,732
Deposits with brokers:
Cash segregated as collateral	-	-	889,469	-
Receivable for:
Dividends and interest	7,714,053	13,816,812	11,806,982	10,655,674
Securities lending	17,091	31,728	39,656	10,334
Investments sold	6,538,234	212,132	11,170,245	2,612,928
Fund shares sold	-	-	847,269	19,481
Total assets	828,819,137	1,048,617,059	885,777,104	623,239,857
Liabilities:
Payable for:
Investments purchased	-	38,328,575	22,457,709	9,394,251
Collateral upon return of securities loaned	19,437,019	104,666,645	98,350,957	17,728,786
Collateral upon receipt of securities in-kind	-	-	889,469	-
Fund shares repurchased	2,292,216	-	-	-
Accrued unitary management fees	253,493	315,082	267,622	209,206
Total liabilities	21,982,728	143,310,302	121,965,757	27,332,243
Net Assets	$806,836,409	$905,306,757	$763,811,347	$595,907,614
Net assets consist of:
Shares of beneficial interest	$834,007,897	$912,914,346	$766,053,537	$601,703,075
Distributable earnings (loss)	(27,171,488)	(7,607,589)	(2,242,190)	(5,795,461)
Net Assets	$806,836,409	$905,306,757	$763,811,347	$595,907,614
Shares outstanding (unlimited amount authorized, $0.01 par value)	35,200,001	40,500,001	35,100,001	28,200,001
Net asset value	$22.92	$22.35	$21.76	$21.13
Market price	$22.90	$22.40	$21.81	$21.17
Unaffiliated investments in securities, at cost	$265,086,083	$876,777,058	$759,677,144	$585,515,748
Affiliated investments in securities, at cost	$550,247,196	$156,797,078	$98,797,091	$22,880,459
(a)Includes securities on loan with an aggregate value of:	$18,517,374	$100,606,082	$94,297,763	$16,982,763
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)	Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)	Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)	Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)	Invesco BulletShares 2034 High Yield Corporate Bond ETF (BSJY)

$318,078,386	$118,586,655	$49,125,161	$21,857,245	$4,880,271
11,031,257	877,763	3,527,472	1,211,951	13,682
-	-	5,010	-	-

212,253	-	-	-	-

5,611,564	2,110,488	892,879	414,393	86,988
7,857	-	2,733	-	-
3,221,661	4,089,115	395,037	621,914	439,470
2,768,814	-	-	-	-
340,931,792	125,664,021	53,948,292	24,105,503	5,420,411

6,895,239	4,023,508	457,246	669,148	445,165
10,371,853	-	3,049,669	873,730	-
212,253	-	-	-	-
-	-	-	-	-
112,659	40,968	17,400	7,441	1,776
17,592,004	4,064,476	3,524,315	1,550,319	446,941
$323,339,788	$121,599,545	$50,423,977	$22,555,184	$4,973,470

$324,751,727	$123,371,038	$50,676,606	$22,625,588	$5,000,025
(1,411,939)	(1,771,493)	(252,629)	(70,404)	(26,555)
$323,339,788	$121,599,545	$50,423,977	$22,555,184	$4,973,470
12,600,001	4,700,001	2,000,001	900,001	200,001
$25.66	$25.87	$25.21	$25.06	$24.87
$25.70	$25.98	$25.26	$25.06	$24.96
$318,549,258	$119,521,000	$49,416,676	$21,940,864	$4,909,297
$11,031,121	$877,763	$3,527,392	$1,211,949	$13,682
$9,905,479	$-	$2,918,051	$839,996	$-

47

Statements of Operations
For the year ended August 31, 2026

	Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)	Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
Investment income:
Unaffiliated interest income	$53,140,253	$43,628,947	$39,737,264	$31,324,298
Affiliated dividend income	8,878,659	1,331,958	370,677	155,332
Securities lending income, net	456,520	319,923	331,930	142,479
Total investment income	62,475,432	45,280,828	40,439,871	31,622,109
Expenses:
Unitary management fees	4,522,475	3,236,488	2,606,635	1,891,611
Less: Waivers	(241,122)	(36,281)	(10,037)	(4,192)
Net expenses	4,281,353	3,200,207	2,596,598	1,887,419
Net investment income	58,194,079	42,080,621	37,843,273	29,734,690
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(14,033,399)	(7,778,786)	(3,052,454)	(4,620,236)
Affiliated investment securities	(2,099)	(8,628)	(11,817)	(2,388)
In-kind redemptions	(477,048)	391,173	650,340	384,782
Net realized gain (loss)	(14,512,546)	(7,396,241)	(2,413,931)	(4,237,842)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(6,481,020)	(5,029,607)	(5,587,318)	(3,808,614)
Affiliated investment securities	(6,605)	(1,442)	4,092	(44)
Change in net unrealized appreciation (depreciation)	(6,487,625)	(5,031,049)	(5,583,226)	(3,808,658)
Net realized and unrealized gain (loss)	(21,000,171)	(12,427,290)	(7,997,157)	(8,046,500)
Net increase in net assets resulting from operations	$37,193,908	$29,653,331	$29,846,116	$21,688,190

(a)	For the period June 8, 2026 (commencement of investment operations) through August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)	Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)	Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)	Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)	Invesco BulletShares 2034 High Yield Corporate Bond ETF (BSJY)(a)

$17,004,160	$5,400,492	$2,409,843	$679,082	$75,193
56,536	13,575	7,593	1,749	179
111,486	-	24,862	3,544	-
17,172,182	5,414,067	2,442,298	684,375	75,372

1,008,106	321,920	147,181	43,443	4,773
(1,523)	(363)	(205)	(46)	(5)
1,006,583	321,557	146,976	43,397	4,768
16,165,599	5,092,510	2,295,322	640,978	70,604

(594,658)	(806,968)	66,962	9,898	(3,837)
(1,449)	-	(348)	(38)	-
430,851	-	-	-	-
(165,256)	(806,968)	66,614	9,860	(3,837)

(3,965,686)	(1,604,524)	(775,179)	(157,887)	(29,026)
(381)	-	8	2	-
(3,966,067)	(1,604,524)	(775,171)	(157,885)	(29,026)
(4,131,323)	(2,411,492)	(708,557)	(148,025)	(32,863)
$12,034,276	$2,681,018	$1,586,765	$492,953	$37,741

49

Statements of Changes in Net Assets
For the years ended August 31, 2026 and 2025

	Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)		Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
	2026	2025	2026	2025
Operations:
Net investment income	$58,194,079	$59,715,436	$42,080,621	$27,320,793
Net realized gain (loss)	(14,512,546)	370,394	(7,396,241)	3,093,501
Change in net unrealized appreciation (depreciation)	(6,487,625)	1,320,580	(5,031,049)	2,032,717
Net increase in net assets resulting from operations	37,193,908	61,406,410	29,653,331	32,447,011
Distributions to Shareholders from:
Distributable earnings	(59,007,126)	(59,709,285)	(42,285,291)	(27,294,598)
Shareholder Transactions:
Proceeds from shares sold	81,938,109	574,571,242	351,810,767	309,323,890
Value of shares repurchased	(395,166,794)	(75,715,637)	(35,861,939)	-
Net increase (decrease) in net assets resulting from share transactions	(313,228,685)	498,855,605	315,948,828	309,323,890
Net increase (decrease) in net assets	(335,041,903)	500,552,730	303,316,868	314,476,303
Net assets:
Beginning of year	1,141,878,312	641,325,582	601,989,889	287,513,586
End of year	$806,836,409	$1,141,878,312	$905,306,757	$601,989,889
Changes in Shares Outstanding:
Shares sold	3,500,000	24,600,000	15,600,000	13,700,000
Shares repurchased	(17,100,000)	(3,300,000)	(1,600,000)	-
Shares outstanding, beginning of year	48,800,001	27,500,001	26,500,001	12,800,001
Shares outstanding, end of year	35,200,001	48,800,001	40,500,001	26,500,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)		Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)		Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)		Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
2026	2025	2026	2025	2026	2025	2026	2025

$37,843,273	$24,207,700	$29,734,690	$14,864,610	$16,165,599	$7,418,810	$5,092,510	$2,232,557
(2,413,931)	341,192	(4,237,842)	(2,366,863)	(165,256)	(342,444)	(806,968)	67,556
(5,583,226)	3,837,420	(3,808,658)	3,655,328	(3,966,067)	1,236,623	(1,604,524)	(51,073)
29,846,116	28,386,312	21,688,190	16,153,075	12,034,276	8,312,989	2,681,018	2,249,040

(37,938,823)	(24,261,379)	(29,619,073)	(14,891,499)	(16,222,168)	(7,532,240)	(5,147,271)	(2,233,576)

335,396,008	192,452,500	285,673,227	222,304,076	163,286,126	113,750,431	84,171,745	10,561,744
(19,689,983)	(4,248,738)	(8,484,978)	-	(10,364,528)	-	-	-
315,706,025	188,203,762	277,188,249	222,304,076	152,921,598	113,750,431	84,171,745	10,561,744
307,613,318	192,328,695	269,257,366	223,565,652	148,733,706	114,531,180	81,705,492	10,577,208

456,198,029	263,869,334	326,650,248	103,084,596	174,606,082	60,074,902	39,894,053	29,316,845
$763,811,347	$456,198,029	$595,907,614	$326,650,248	$323,339,788	$174,606,082	$121,599,545	$39,894,053

15,300,000	8,800,000	13,400,000	10,400,000	6,300,000	4,400,000	3,200,000	400,000
(900,000)	(200,000)	(400,000)	-	(400,000)	-	-	-
20,700,001	12,100,001	15,200,001	4,800,001	6,700,001	2,300,001	1,500,001	1,100,001
35,100,001	20,700,001	28,200,001	15,200,001	12,600,001	6,700,001	4,700,001	1,500,001

51

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2026 and 2025

	Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)		Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)
	2026	2025	2026	2025(a)
Operations:
Net investment income	$2,295,322	$882,881	$640,978	$69,034
Net realized gain (loss)	66,614	34,220	9,860	17,372
Change in net unrealized appreciation (depreciation)	(775,171)	326,019	(157,885)	74,268
Net increase in net assets resulting from operations	1,586,765	1,243,120	492,953	160,674
Distributions to Shareholders from:
Distributable earnings	(2,337,598)	(909,148)	(671,009)	(53,022)
Shareholder Transactions:
Proceeds from shares sold	25,458,420	20,218,161	17,625,563	5,000,025
Net increase in net assets resulting from share transactions	25,458,420	20,218,161	17,625,563	5,000,025
Net increase in net assets	24,707,587	20,552,133	17,447,507	5,107,677
Net assets:
Beginning of year	25,716,390	5,164,257	5,107,677	-
End of year	$50,423,977	$25,716,390	$22,555,184	$5,107,677
Changes in Shares Outstanding:
Shares sold	1,000,000	800,000	700,000	200,001
Shares outstanding, beginning of year	1,000,001	200,001	200,001	-
Shares outstanding, end of year	2,000,001	1,000,001	900,001	200,001

(a)	For the period June 9, 2025 (commencement of investment operations) through August 31, 2025.
(b)	For the period June 8, 2026 (commencement of investment operations) through August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco BulletShares 2034 High Yield Corporate Bond ETF (BSJY)
2026(b)

$70,604
(3,837)
(29,026)
37,741

(64,296)

5,000,025
5,000,025
4,973,470

-
$4,973,470

200,001
-
200,001

53

Financial Highlights
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$23.40	$23.32	$22.87	$22.72	$25.73
Net investment income(a)	1.26	1.49	1.58	1.46	1.18
Net realized and unrealized gain (loss) on investments	(0.47)	0.06	0.43	0.13	(3.02)
Total from investment operations	0.79	1.55	2.01	1.59	(1.84)
Distributions to shareholders from:
Net investment income	(1.27)	(1.47)	(1.56)	(1.44)	(1.17)
Net asset value at end of year	$22.92	$23.40	$23.32	$22.87	$22.72
Market price at end of year(b)	$22.90	$23.40	$23.32	$22.90	$22.59
Net Asset Value Total Return(c)	3.44%	6.89%	9.13%	7.29%	(7.33)%
Market Price Total Return(c)	3.35%	6.88%	8.97%	8.04%	(7.89)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$806,836	$1,141,878	$641,326	$304,199	$190,829
Ratio to average net assets of:
Expenses, after Waivers	0.40%	0.42%	0.42%	0.42%	0.42%
Expenses, prior to Waivers	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	5.40%	6.38%	6.87%	6.45%	4.88%
Portfolio turnover rate(d)	61%	82%	50%	14%	32%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$22.72	$22.46	$21.70	$21.61	$25.59
Net investment income(a)	1.23	1.47	1.54	1.40	1.08
Net realized and unrealized gain (loss) on investments	(0.37)	0.24	0.73	0.04	(3.85)
Total from investment operations	0.86	1.71	2.27	1.44	(2.77)
Distributions to shareholders from:
Net investment income	(1.23)	(1.45)	(1.51)	(1.35)	(1.10)
Net realized gains	-	-	-	-	(0.11)
Total distributions	(1.23)	(1.45)	(1.51)	(1.35)	(1.21)
Net asset value at end of year	$22.35	$22.72	$22.46	$21.70	$21.61
Market price at end of year(b)	$22.40	$22.73	$22.48	$21.74	$21.48
Net Asset Value Total Return(c)	3.90%	7.90%	10.84%	6.95%	(11.14)%
Market Price Total Return(c)	4.09%	7.85%	10.72%	7.78%	(11.75)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$905,307	$601,990	$287,514	$106,308	$45,380
Ratio to average net assets of:
Expenses	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	5.46%	6.53%	7.00%	6.52%	4.52%
Portfolio turnover rate(d)	93%	38%	16%	10%	25%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Financial Highlights—(continued)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$22.04	$21.81	$20.98	$21.20	$25.58
Net investment income(a)	1.33	1.49	1.55	1.42	1.16
Net realized and unrealized gain (loss) on investments	(0.28)	0.23	0.80	(0.27)	(4.30)
Total from investment operations	1.05	1.72	2.35	1.15	(3.14)
Distributions to shareholders from:
Net investment income	(1.33)	(1.49)	(1.52)	(1.37)	(1.14)
Net realized gains	-	-	-	-	(0.10)
Total distributions	(1.33)	(1.49)	(1.52)	(1.37)	(1.24)
Net asset value at end of year	$21.76	$22.04	$21.81	$20.98	$21.20
Market price at end of year(b)	$21.81	$22.05	$21.90	$21.02	$21.13
Net Asset Value Total Return(c)	4.91%	8.17%	11.63%	5.70%	(12.60)%
Market Price Total Return(c)	5.10%	7.76%	11.85%	6.23%	(12.99)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$763,811	$456,198	$263,869	$65,038	$23,319
Ratio to average net assets of:
Expenses	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	6.10%	6.84%	7.27%	6.80%	4.99%
Portfolio turnover rate(d)	51%	22%	15%	5%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Financial Highlights—(continued)
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
	Years Ended August 31,				For the Period September 13, 2021(a) Through August 31, 2022
	2026	2025	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$21.49	$21.48	$20.33	$20.46	$25.00
Net investment income(b)	1.40	1.51	1.47	1.30	1.07
Net realized and unrealized gain (loss) on investments	(0.38)	(0.03)(c)	1.07	(0.16)	(4.59)
Total from investment operations	1.02	1.48	2.54	1.14	(3.52)
Distributions to shareholders from:
Net investment income	(1.38)	(1.47)	(1.39)	(1.27)	(1.02)
Net asset value at end of period	$21.13	$21.49	$21.48	$20.33	$20.46
Market price at end of period(d)	$21.17	$21.50	$21.61	$20.38	$20.41
Net Asset Value Total Return(e)	4.92%	7.17%	12.99%	5.82%	(14.35)%(f)
Market Price Total Return(e)	5.07%	6.55%	13.36%	6.32%	(14.56)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$595,908	$326,650	$103,085	$20,330	$8,182
Ratio to average net assets of:
Expenses	0.42%	0.42%	0.42%	0.42%	0.42%(g)
Net investment income	6.60%	7.09%	7.04%	6.45%	5.01%(g)
Portfolio turnover rate(h)	27%	15%	10%	6%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to August 31, 2022 was (14.42)%. The market price total return from Fund Inception to August 31, 2022 was (14.87)%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Financial Highlights—(continued)
Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
	Years Ended August 31,			For the Period September 6, 2022(a) Through August 31, 2023
	2026	2025	2024
Per Share Operating Performance:
Net asset value at beginning of period	$26.06	$26.12	$24.69	$25.00
Net investment income(b)	1.74	1.77	1.82	1.75
Net realized and unrealized gain (loss) on investments	(0.42)	(0.06)	1.38	(0.35)
Total from investment operations	1.32	1.71	3.20	1.40
Distributions to shareholders from:
Net investment income	(1.72)	(1.76)	(1.77)	(1.71)
Net realized gains	-	(0.01)	-	-
Total distributions	(1.72)	(1.77)	(1.77)	(1.71)
Net asset value at end of period	$25.66	$26.06	$26.12	$24.69
Market price at end of period(c)	$25.70	$26.08	$26.15	$24.73
Net Asset Value Total Return(d)	5.22%	6.81%	13.52%	5.91%(e)
Market Price Total Return(d)	5.29%	6.79%	13.46%	6.06%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$323,340	$174,606	$60,075	$12,344
Ratio to average net assets of:
Expenses	0.42%	0.42%	0.42%	0.42%(f)
Net investment income	6.73%	6.86%	7.20%	7.25%(f)
Portfolio turnover rate(g)	18%	21%	21%	11%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (September 8, 2022, the first day of trading on the exchange) to August 31, 2023 was 5.19%. The market price total return from Fund Inception to August 31, 2023 was 4.76%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Financial Highlights—(continued)
Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
	Years Ended August 31,		For the Period September 18, 2023(a) Through August 31, 2024
	2026	2025
Per Share Operating Performance:
Net asset value at beginning of period	$26.60	$26.65	$25.00
Net investment income(b)	1.74	1.76	1.66
Net realized and unrealized gain (loss) on investments	(0.74)	(0.07)	1.56
Total from investment operations	1.00	1.69	3.22
Distributions to shareholders from:
Net investment income	(1.71)	(1.74)	(1.57)
Net realized gains	(0.02)	-	-
Total distributions	(1.73)	(1.74)	(1.57)
Net asset value at end of period	$25.87	$26.60	$26.65
Market price at end of period(c)	$25.98	$26.65	$26.76
Net Asset Value Total Return(d)	3.85%	6.64%	13.31%(e)
Market Price Total Return(d)	4.08%	6.38%	13.75%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$121,600	$39,894	$29,317
Ratio to average net assets of:
Expenses	0.42%	0.42%	0.42%(f)
Net investment income	6.64%	6.67%	6.74%(f)
Portfolio turnover rate(g)	48%	20%	24%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (September 20, 2023, the first day of trading on the exchange) to August 31, 2024 was 13.53%. The market price total return from Fund Inception to August 31, 2024 was 13.85%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Financial Highlights—(continued)
Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)
	Years Ended August 31,		For the Period June 10, 2024(a) Through August 31, 2024
	2026	2025
Per Share Operating Performance:
Net asset value at beginning of period	$25.72	$25.82	$25.00
Net investment income(b)	1.67	1.64	0.37
Net realized and unrealized gain (loss) on investments	(0.50)	0.01	0.80
Total from investment operations	1.17	1.65	1.17
Distributions to shareholders from:
Net investment income	(1.65)	(1.63)	(0.35)
Net realized gains	(0.03)	(0.12)	-
Total distributions	(1.68)	(1.75)	(0.35)
Net asset value at end of period	$25.21	$25.72	$25.82
Market price at end of period(c)	$25.26	$25.71	$25.85
Net Asset Value Total Return(d)	4.66%	6.71%	4.69%(e)
Market Price Total Return(d)	4.91%	6.54%	4.80%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$50,424	$25,716	$5,164
Ratio to average net assets of:
Expenses	0.42%	0.42%	0.42%(f)
Net investment income	6.55%	6.51%	6.45%(f)
Portfolio turnover rate(g)	36%	34%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 12, 2024, the first day of trading on the exchange) to August 31, 2024 was 4.02%. The market price total return from Fund Inception to August 31, 2024 was 4.06%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Financial Highlights—(continued)
Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)
	Year Ended August 31, 2026	For the Period June 9, 2025(a) Through August 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$25.54	$25.00
Net investment income(b)	1.56	0.35
Net realized and unrealized gain (loss) on investments	(0.32)	0.46
Total from investment operations	1.24	0.81
Distributions to shareholders from:
Net investment income	(1.64)	(0.27)
Net realized gains	(0.08)	-
Total distributions	(1.72)	(0.27)
Net asset value at end of period	$25.06	$25.54
Market price at end of period(c)	$25.06	$25.54
Net Asset Value Total Return(d)	5.00%	3.24%(e)
Market Price Total Return(d)	4.99%	3.23%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$22,555	$5,108
Ratio to average net assets of:
Expenses	0.42%	0.42%(f)
Net investment income	6.20%	6.07%(f)
Portfolio turnover rate(g)	63%	46%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 11, 2025, the first day of trading on the exchange) to August 31, 2025 was 2.86%. The market price total return from Fund Inception to August 31, 2025 was 2.74%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Financial Highlights—(continued)
Invesco BulletShares 2034 High Yield Corporate Bond ETF (BSJY)
For the Period June 8, 2026(a) Through August 31, 2026
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.36
Net realized and unrealized gain (loss) on investments	(0.17)
Total from investment operations	0.19
Distributions to shareholders from:
Net investment income	(0.32)
Net asset value at end of period	$24.87
Market price at end of period(c)	$24.96
Net Asset Value Total Return(d)	0.77%(e)
Market Price Total Return(d)	1.13%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,973
Ratio to average net assets of:
Expenses	0.42%(f)
Net investment income	6.21%(f)
Portfolio turnover rate(g)	17%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 10, 2026, the first day of trading on the exchange) to August 31, 2026 was 0.85%. The market price total return from Fund Inception to August 31, 2026 was 1.13%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
August 31, 2026
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	"BulletShares 2026 High Yield Corporate Bond ETF"
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)	"BulletShares 2027 High Yield Corporate Bond ETF"
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	"BulletShares 2028 High Yield Corporate Bond ETF"
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)	"BulletShares 2029 High Yield Corporate Bond ETF"
Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)	"BulletShares 2030 High Yield Corporate Bond ETF"
Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)	"BulletShares 2031 High Yield Corporate Bond ETF"
Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)	"BulletShares 2032 High Yield Corporate Bond ETF"
Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)	"BulletShares 2033 High Yield Corporate Bond ETF"
Invesco BulletShares 2034 High Yield Corporate Bond ETF (BSJY)	"BulletShares 2034 High Yield Corporate Bond ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
BulletShares 2026 High Yield Corporate Bond ETF will terminate on or about December 15, 2026. In connection with the termination of the Fund, the Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any of its liabilities. The Fund does not seek to distribute any predetermined amount of cash at maturity.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units of each Fund are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
BulletShares 2026 High Yield Corporate Bond ETF	ICE BulletShares® USD High Yield Corporate Bond 2026 Index
BulletShares 2027 High Yield Corporate Bond ETF	ICE BulletShares® USD High Yield Corporate Bond 2027 Index
BulletShares 2028 High Yield Corporate Bond ETF	ICE BulletShares® USD High Yield Corporate Bond 2028 Index
BulletShares 2029 High Yield Corporate Bond ETF	ICE BulletShares® USD High Yield Corporate Bond 2029 Index
BulletShares 2030 High Yield Corporate Bond ETF	ICE BulletShares® USD High Yield Corporate Bond 2030 Index
BulletShares 2031 High Yield Corporate Bond ETF	ICE BulletShares® USD High Yield Corporate Bond 2031 Index
BulletShares 2032 High Yield Corporate Bond ETF	ICE BulletShares® USD High Yield Corporate Bond 2032 Index
BulletShares 2033 High Yield Corporate Bond ETF	ICE BulletShares® USD High Yield Corporate Bond 2033 Index
BulletShares 2034 High Yield Corporate Bond ETF	ICE BulletShares® USD High Yield Corporate Bond 2034 Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are

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valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s most recently reported NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity

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to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s

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taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Funds did not pay any material income taxes, net of refunds during the period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may lend portfolio securities having a market value up to one-third of such Fund’s total assets. Such loans are secured by cash collateral provided by the borrower equal to no less than 102% (105% for foreign securities) of the market value of the loaned securities determined daily by the securities lending agent. Cash collateral received in connection with these loans is invested in short-term money market instruments or in affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act or affiliated money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Funds to obtain additional collateral from or return excess collateral to a borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When

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loaning securities, each Fund retains certain benefits associated with owning the securities, including through an obligation of the borrower to pay the Fund the amount of dividends or interest generated by the loaned security. Securities loans are subject to termination at the option of the borrower or a Fund. Upon termination, the borrower is required to return to the Fund the securities loaned and the Fund is required to return the collateral. Upon the failure of the borrower to return the loaned securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Lending securities entails a risk of loss to a Fund if the market value of the loaned securities increases, the borrower fails to provide additional collateral as required, and the borrower fails to return the loaned securities. Additionally, a Fund could experience delays and costs in gaining access to the collateral and the loaned securities may increase in value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the securities lending agent. However, each Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss incurred on the investment of that cash collateral. For Funds that participate in securities lending, dividends or income received on cash collateral investments, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as the affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as securities lending agent for each Fund participating in the securities lending program. To the extent a Fund utilizes Invesco as the affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2026, there were no securities lending transactions with respect to which Invesco acted as securities lending agent.
K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.
Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact a Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by APs, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

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Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. Because certain Funds issue and redeem Creation Units principally for cash, such Funds will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. If a Fund is non-diversified, the Fund can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Non-Investment Grade Securities Risk. Non-investment grade securities (commonly known as "junk bonds" or "high yield bonds") and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions

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and less secondary market liquidity. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery.
Rule 144A Securities Risk. Certain Funds may invest in securities that are normally purchased or resold pursuant to Rule 144A under the Securities Act of 1933. Rule 144A securities are restricted securities that are not publicly traded. As such Rule 144A securities may be subject to legal restrictions on resale. Rule 144A securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to a Fund.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
BulletShares 2026 High Yield Corporate Bond ETF	0.42%
BulletShares 2027 High Yield Corporate Bond ETF	0.42%
BulletShares 2028 High Yield Corporate Bond ETF	0.42%
BulletShares 2029 High Yield Corporate Bond ETF	0.42%
BulletShares 2030 High Yield Corporate Bond ETF	0.42%
BulletShares 2031 High Yield Corporate Bond ETF	0.42%
BulletShares 2032 High Yield Corporate Bond ETF	0.42%
BulletShares 2033 High Yield Corporate Bond ETF	0.42%
BulletShares 2034 High Yield Corporate Bond ETF	0.42%
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2026, the Adviser waived fees for each Fund in the following amounts:
BulletShares 2026 High Yield Corporate Bond ETF	$241,122
BulletShares 2027 High Yield Corporate Bond ETF	36,281
BulletShares 2028 High Yield Corporate Bond ETF	10,037
BulletShares 2029 High Yield Corporate Bond ETF	4,192
BulletShares 2030 High Yield Corporate Bond ETF	1,523
BulletShares 2031 High Yield Corporate Bond ETF	363
BulletShares 2032 High Yield Corporate Bond ETF	205
BulletShares 2033 High Yield Corporate Bond ETF	46
BulletShares 2034 High Yield Corporate Bond ETF(a)	5

(a)	For the period June 8, 2026 (commencement of investment operations) through August 31, 2026.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into licensing agreements on behalf of each Fund with ICE Data Indices, LLC (the “Licensor”).
“BulletShares®” is a registered service mark of Invesco Holding Company (US), Inc., and the name of each Underlying Index is a trademark of the Licensor. These marks have been licensed for use by the Licensor and the Adviser for use with each Underlying Index or the Funds where relevant. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the fiscal year ended August 31, 2026, the following Funds engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains (Losses)
BulletShares 2026 High Yield Corporate Bond ETF	$18,405,590	$34,003,320	$56,121
BulletShares 2027 High Yield Corporate Bond ETF	66,012,424	4,219,030	(101,529)
BulletShares 2028 High Yield Corporate Bond ETF	3,299,988	30,963,608	156,383
BulletShares 2029 High Yield Corporate Bond ETF	502,393	14,184,116	214,326
BulletShares 2030 High Yield Corporate Bond ETF	2,223,245	8,087,749	189,904
BulletShares 2031 High Yield Corporate Bond ETF	1,709,769	2,466,896	72,332
BulletShares 2032 High Yield Corporate Bond ETF	2,648,195	3,010,129	97,561
BulletShares 2033 High Yield Corporate Bond ETF	572,746	1,183,652	18,317
NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$264,303,353	$-	$264,303,353
Money Market Funds	530,810,177	19,436,229	-	550,246,406
Total Investments	$530,810,177	$283,739,582	$-	$814,549,759

69

	Level 1	Level 2	Level 3	Total
BulletShares 2027 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$877,755,043	$-	$877,755,043
Money Market Funds	52,130,433	104,670,911	-	156,801,344
Total Investments	$52,130,433	$982,425,954	$-	$1,034,556,387
BulletShares 2028 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$762,218,060	$1,005	$762,219,065
Money Market Funds	446,134	98,358,284	-	98,804,418
Total Investments	$446,134	$860,576,344	$1,005	$861,023,483
BulletShares 2029 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$587,057,440	$0	$587,057,440
Money Market Funds	5,151,673	17,729,595	-	22,881,268
Total Investments	$5,151,673	$604,787,035	$0	$609,938,708
BulletShares 2030 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$318,078,386	$-	$318,078,386
Money Market Funds	659,268	10,371,989	-	11,031,257
Total Investments	$659,268	$328,450,375	$-	$329,109,643
BulletShares 2031 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$118,586,655	$-	$118,586,655
Money Market Funds	877,763	-	-	877,763
Total Investments	$877,763	$118,586,655	$-	$119,464,418
BulletShares 2032 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$49,125,161	$-	$49,125,161
Money Market Funds	477,723	3,049,749	-	3,527,472
Total Investments	$477,723	$52,174,910	$-	$52,652,633
BulletShares 2033 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$21,857,245	$-	$21,857,245
Money Market Funds	338,219	873,732	-	1,211,951
Total Investments	$338,219	$22,730,977	$-	$23,069,196
BulletShares 2034 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$4,880,271	$-	$4,880,271
Money Market Funds	13,682	-	-	13,682
Total Investments	$13,682	$4,880,271	$-	$4,893,953
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2026 and 2025:
	2026		2025
	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
BulletShares 2026 High Yield Corporate Bond ETF	$59,007,126	$-	$59,709,285	$-
BulletShares 2027 High Yield Corporate Bond ETF	42,285,291	-	27,294,598	-
BulletShares 2028 High Yield Corporate Bond ETF	37,938,823	-	24,261,379	-
BulletShares 2029 High Yield Corporate Bond ETF	29,619,073	-	14,891,499	-
BulletShares 2030 High Yield Corporate Bond ETF	16,222,168	-	7,507,582	24,658
BulletShares 2031 High Yield Corporate Bond ETF	5,118,862	28,409	2,233,576	-
BulletShares 2032 High Yield Corporate Bond ETF	2,333,594	4,004	909,148	-

70

	2026		2025
	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
BulletShares 2033 High Yield Corporate Bond ETF	$671,009	$-	$53,022	$-
BulletShares 2034 High Yield Corporate Bond ETF(a)	64,296	-	-	-

*	Includes short-term capital gain distributions, if any.
(a)	For the period June 8, 2026 (commencement of investment operations) through August 31, 2026.
Tax Components of Net Assets at Fiscal Year-end:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Post-October Capital Losses Deferrals	Shares of Beneficial Interest	Total Net Assets
BulletShares 2026 High Yield Corporate Bond ETF	$-	$-	$(914,608)	$(26,256,880)	$-	$834,007,897	$806,836,409
BulletShares 2027 High Yield Corporate Bond ETF	-	-	885,760	(8,493,349)	-	912,914,346	905,306,757
BulletShares 2028 High Yield Corporate Bond ETF	-	-	2,547,679	(4,789,869)	-	766,053,537	763,811,347
BulletShares 2029 High Yield Corporate Bond ETF	154,198	-	1,542,501	(7,492,160)	-	601,703,075	595,907,614
BulletShares 2030 High Yield Corporate Bond ETF	2,854	-	(487,291)	(927,502)	-	324,751,727	323,339,788
BulletShares 2031 High Yield Corporate Bond ETF	6,597	-	(943,283)	-	(834,807)	123,371,038	121,599,545
BulletShares 2032 High Yield Corporate Bond ETF	10,599	29,175	(292,403)	-	-	50,676,606	50,423,977
BulletShares 2033 High Yield Corporate Bond ETF	8,837	5,046	(84,287)	-	-	22,625,588	22,555,184
BulletShares 2034 High Yield Corporate Bond ETF	6,308	-	(29,026)	(3,837)	-	5,000,025	4,973,470
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2026, as follows:
	No expiration
	Short-Term	Long-Term	Total*
BulletShares 2026 High Yield Corporate Bond ETF	$15,444,290	$10,812,590	$26,256,880
BulletShares 2027 High Yield Corporate Bond ETF	6,107,850	2,385,499	8,493,349
BulletShares 2028 High Yield Corporate Bond ETF	3,699,772	1,090,097	4,789,869
BulletShares 2029 High Yield Corporate Bond ETF	4,914,664	2,577,496	7,492,160
BulletShares 2030 High Yield Corporate Bond ETF	691,658	235,844	927,502
BulletShares 2031 High Yield Corporate Bond ETF	-	-	-
BulletShares 2032 High Yield Corporate Bond ETF	-	-	-
BulletShares 2033 High Yield Corporate Bond ETF	-	-	-
BulletShares 2034 High Yield Corporate Bond ETF	3,837	-	3,837

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the fiscal year ended August 31, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
BulletShares 2026 High Yield Corporate Bond ETF	$442,898,711	$1,054,954,688
BulletShares 2027 High Yield Corporate Bond ETF	668,221,809	730,469,255
BulletShares 2028 High Yield Corporate Bond ETF	319,676,469	305,917,597
BulletShares 2029 High Yield Corporate Bond ETF	124,661,028	118,752,973
BulletShares 2030 High Yield Corporate Bond ETF	42,604,256	40,866,116
BulletShares 2031 High Yield Corporate Bond ETF	35,933,226	36,238,130
BulletShares 2032 High Yield Corporate Bond ETF	12,221,034	12,294,161

71

	Purchases	Sales
BulletShares 2033 High Yield Corporate Bond ETF	$6,732,542	$6,723,064
BulletShares 2034 High Yield Corporate Bond ETF(a)	5,734,391	821,485

(a)	For the period June 8, 2026 (commencement of investment operations) through August 31, 2026.
For the fiscal year ended August 31, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
BulletShares 2026 High Yield Corporate Bond ETF	$79,448,659	$227,763,056
BulletShares 2027 High Yield Corporate Bond ETF	340,897,333	29,132,251
BulletShares 2028 High Yield Corporate Bond ETF	324,426,246	17,770,871
BulletShares 2029 High Yield Corporate Bond ETF	276,973,179	8,235,438
BulletShares 2030 High Yield Corporate Bond ETF	158,785,882	10,025,864
BulletShares 2031 High Yield Corporate Bond ETF	81,796,833	-
BulletShares 2032 High Yield Corporate Bond ETF	24,625,361	-
BulletShares 2033 High Yield Corporate Bond ETF	17,087,773	-
BulletShares 2034 High Yield Corporate Bond ETF(a)	-	-

(a)	For the period June 8, 2026 (commencement of investment operations) through August 31, 2026.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
BulletShares 2026 High Yield Corporate Bond ETF	$757,469	$(1,672,077)	$(914,608)	$815,464,367
BulletShares 2027 High Yield Corporate Bond ETF	2,354,381	(1,468,621)	885,760	1,033,670,627
BulletShares 2028 High Yield Corporate Bond ETF	5,326,051	(2,778,372)	2,547,679	858,475,804
BulletShares 2029 High Yield Corporate Bond ETF	5,236,950	(3,694,449)	1,542,501	608,396,207
BulletShares 2030 High Yield Corporate Bond ETF	3,024,753	(3,512,044)	(487,291)	329,596,934
BulletShares 2031 High Yield Corporate Bond ETF	1,118,784	(2,062,067)	(943,283)	120,407,701
BulletShares 2032 High Yield Corporate Bond ETF	307,700	(600,103)	(292,403)	52,945,036
BulletShares 2033 High Yield Corporate Bond ETF	90,409	(174,696)	(84,287)	23,153,483
BulletShares 2034 High Yield Corporate Bond ETF	11,882	(40,908)	(29,026)	4,922,979
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, distributions, taxable overdistributions and paydowns, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2026, the reclassifications were as follows:
	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
BulletShares 2026 High Yield Corporate Bond ETF	$678,045	$486,391	$(1,164,436)
BulletShares 2027 High Yield Corporate Bond ETF	113,210	(425,916)	312,706
BulletShares 2028 High Yield Corporate Bond ETF	13,836	(655,555)	641,719
BulletShares 2029 High Yield Corporate Bond ETF	-	(439,966)	439,966
BulletShares 2030 High Yield Corporate Bond ETF	2,169	(433,019)	430,850
BulletShares 2031 High Yield Corporate Bond ETF	8,088	(8,088)	-
BulletShares 2032 High Yield Corporate Bond ETF	1,911	(1,911)	-
BulletShares 2033 High Yield Corporate Bond ETF	(10,516)	10,516	-
BulletShares 2034 High Yield Corporate Bond ETF	-	-	-

72

NOTE 9—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

73

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Self-Indexed Fund Trust and Shareholders of each of the nine funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (nine of the funds constituting Invesco Exchange-Traded Self-Indexed Fund Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Invesco BulletShares 2026 High Yield Corporate Bond ETF (1)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (1)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (1)
Invesco BulletShares 2029 High Yield Corporate Bond ETF (1)
Invesco BulletShares 2030 High Yield Corporate Bond ETF (1)
Invesco BulletShares 2031 High Yield Corporate Bond ETF (1)
Invesco BulletShares 2032 High Yield Corporate Bond ETF (1)
Invesco BulletShares 2033 High Yield Corporate Bond ETF (2)
Invesco BulletShares 2034 High Yield Corporate Bond ETF (3)
(1) Statement of operations for the year ended August 31, 2026 and statement of changes in net assets for the years ended August 31, 2026 and 2025
(2) Statement of operations for the year ended August 31, 2026, and statement of changes in net assets for the year ended August 31, 2026 and the period June 9, 2025 (commencement of investment operations) through August 31, 2025
(3) Statement of operations and statement of changes in net assets for the period June 8, 2026 (commencement of investment operations) through August 31, 2026
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

74

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2026:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Interest Income*	Long Term Capital Gains	Qualified Short Term Gains
Invesco BulletShares 2026 High Yield Corporate Bond ETF	0%	0%	0%	0%	98%	81%	$-	$-
Invesco BulletShares 2027 High Yield Corporate Bond ETF	0%	0%	0%	0%	99%	88%	-	-
Invesco BulletShares 2028 High Yield Corporate Bond ETF	0%	0%	0%	0%	99%	89%	-	-
Invesco BulletShares 2029 High Yield Corporate Bond ETF	0%	0%	0%	0%	100%	90%	-	-
Invesco BulletShares 2030 High Yield Corporate Bond ETF	0%	0%	0%	0%	99%	87%	-	-
Invesco BulletShares 2031 High Yield Corporate Bond ETF	0%	0%	0%	0%	100%	91%	28,409	14,093
Invesco BulletShares 2032 High Yield Corporate Bond ETF	0%	0%	0%	0%	98%	84%	4,004	25,913
Invesco BulletShares 2033 High Yield Corporate Bond ETF	0%	0%	0%	0%	98%	90%	-	5,484
Invesco BulletShares 2034 High Yield Corporate Bond ETF	0%	0%	0%	0%	100%	97%	-	-
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

75

Approval of Investment Advisory Contracts
At a meeting held on March 19, 2026, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco BulletShares 2027 Treasury Bond ETF, Invesco BulletShares 2028 Treasury Bond ETF, Invesco BulletShares 2029 Treasury Bond ETF, Invesco BulletShares 2030 Treasury Bond ETF, Invesco BulletShares 2031 Treasury Bond ETF, Invesco BulletShares 2034 High Yield Corporate Bond ETF and Invesco BulletShares 2036 Corporate Bond ETF (each, a  “Fund” and collectively, the “Funds”).
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”) managed by the Adviser and overseen by the Board.  The Trustees noted that the portfolio managers of each Fund also manage other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the portfolio managers of each Fund. The Trustees also noted other information the Board received and considered describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd.  The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures. Because the Funds had not yet commenced operations, the Trustees noted that no performance information for the Funds could be provided.
The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and overseen by the Board and that was expected to be provided for each Fund.
Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds.  The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.  The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratios of its Lipper peer groups and a select peer group as shown below:
Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco BulletShares 2027 Treasury Bond ETF	Same as median (34)	Higher than median (13)	Lower than median (5)	Same as median (14)
Invesco BulletShares 2028 Treasury Bond ETF	Same as median (34)	Higher than median (13)	Lower than median (5)	Same as median (14)
Invesco BulletShares 2029 Treasury Bond ETF	Same as median (34)	Higher than median (13)	Lower than median (5)	Same as median (14)
Invesco BulletShares 2030 Treasury Bond ETF	Same as median (34)	Higher than median (13)	Lower than median (5)	Same as median (14)
Invesco BulletShares 2031 Treasury Bond ETF	Same as median (34)	Higher than median (13)	Lower than median (5)	Same as median (14)

76

Approval of Investment Advisory Contracts—(continued)
Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco BulletShares 2034 High Yield Corporate Bond ETF	Higher than median (38)	Lower than median (1)	Lower than median (102)	Higher than median (7)
Invesco BulletShares 2036 Corporate Bond ETF	Same as median (34)	Higher than median (5)	Lower than median (50)	Same as median (10)
Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the services to be provided, the nature of the indices, the distinguishing factors of the Fund, and the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.
In conjunction with their review of the unitary advisory fees, the Trustees also considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations.  However, the Trustees noted other information the Board received and considered regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for each Fund.  The Board considered whether the proposed unitary advisory fee rate for each Fund was reasonable in relation to the proposed services and product strategy of each Fund, and it concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds, and noted that the Adviser will not be a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, will serve as each Fund’s distributor and index provider and will be paid a distribution fee and a licensing fee, respectively, by the Adviser.  The Board concluded that each Fund’s proposed unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

77

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Pricing Power ETF
Invesco BulletShares 2026 Corporate Bond ETF
Invesco BulletShares 2027 Corporate Bond ETF
Invesco BulletShares 2028 Corporate Bond ETF
Invesco BulletShares 2029 Corporate Bond ETF
Invesco BulletShares 2030 Corporate Bond ETF
Invesco BulletShares 2031 Corporate Bond ETF
Invesco BulletShares 2032 Corporate Bond ETF
Invesco BulletShares 2033 Corporate Bond ETF
Invesco BulletShares 2034 Corporate Bond ETF
Invesco BulletShares 2035 Corporate Bond ETF
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Invesco BulletShares 2031 High Yield Corporate Bond ETF
Invesco BulletShares 2032 High Yield Corporate Bond ETF
Invesco BulletShares 2033 High Yield Corporate Bond ETF
Invesco BulletShares 2026 Municipal Bond ETF
Invesco BulletShares 2027 Municipal Bond ETF
Invesco BulletShares 2028 Municipal Bond ETF
Invesco BulletShares 2029 Municipal Bond ETF
Invesco BulletShares 2030 Municipal Bond ETF
Invesco BulletShares 2031 Municipal Bond ETF
Invesco BulletShares 2032 Municipal Bond ETF
Invesco BulletShares 2033 Municipal Bond ETF
Invesco BulletShares 2034 Municipal Bond ETF
Invesco International Developed Dynamic Multifactor ETF
Invesco Investment Grade Defensive ETF
Invesco RAFITM Strategic US ETF
Invesco Russell 1000® Dynamic Multifactor ETF
Invesco Russell 2000® Dynamic Multifactor ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement, except for the correlation of Invesco BulletShares 2033 High Yield Corporate Bond ETF for the since inception (June 11, 2025) period. The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

78

Approval of Investment Advisory Contracts—(continued)
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco BulletShares 2026 Corporate Bond ETF Invesco BulletShares 2027 Corporate Bond ETF Invesco BulletShares 2028 Corporate Bond ETF Invesco BulletShares 2029 Corporate Bond ETF Invesco BulletShares 2030 Corporate Bond ETF Invesco BulletShares 2031 Corporate Bond ETF Invesco BulletShares 2032 Corporate Bond ETF Invesco BulletShares 2033 Corporate Bond ETF Invesco BulletShares 2034 Corporate Bond ETF Invesco BulletShares 2035 Corporate Bond ETF	0.10%
Invesco Investment Grade Defensive ETF	0.13%
Invesco BulletShares 2026 Municipal Bond ETF Invesco BulletShares 2027 Municipal Bond ETF Invesco BulletShares 2028 Municipal Bond ETF Invesco BulletShares 2029 Municipal Bond ETF Invesco BulletShares 2030 Municipal Bond ETF Invesco BulletShares 2031 Municipal Bond ETF Invesco BulletShares 2032 Municipal Bond ETF Invesco BulletShares 2033 Municipal Bond ETF Invesco BulletShares 2034 Municipal Bond ETF	0.18%
Invesco RAFI™ Strategic US ETF	0.19%
Invesco Russell 1000® Dynamic Multifactor ETF	0.29%
Invesco International Developed Dynamic Multifactor ETF	0.34%
Invesco Russell 2000® Dynamic Multifactor ETF	0.39%
Invesco Bloomberg Pricing Power ETF	0.40%
Invesco BulletShares 2026 High Yield Corporate Bond ETF Invesco BulletShares 2027 High Yield Corporate Bond ETF Invesco BulletShares 2028 High Yield Corporate Bond ETF Invesco BulletShares 2029 High Yield Corporate Bond ETF Invesco BulletShares 2030 High Yield Corporate Bond ETF Invesco BulletShares 2031 High Yield Corporate Bond ETF Invesco BulletShares 2032 High Yield Corporate Bond ETF Invesco BulletShares 2033 High Yield Corporate Bond ETF	0.42%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Pricing Power ETF			X
Invesco BulletShares 2026 Corporate Bond ETF	X		X

79

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco BulletShares 2027 Corporate Bond ETF	X		X
Invesco BulletShares 2028 Corporate Bond ETF	X		X
Invesco BulletShares 2029 Corporate Bond ETF	X		X
Invesco BulletShares 2030 Corporate Bond ETF	X		X
Invesco BulletShares 2031 Corporate Bond ETF	X		X
Invesco BulletShares 2032 Corporate Bond ETF	X		X
Invesco BulletShares 2033 Corporate Bond ETF	X		X
Invesco BulletShares 2034 Corporate Bond ETF	X		X
Invesco BulletShares 2035 Corporate Bond ETF	X		X
Invesco BulletShares 2026 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2027 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2028 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2029 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2030 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2031 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2032 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2033 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2026 Municipal Bond ETF			X
Invesco BulletShares 2027 Municipal Bond ETF			X
Invesco BulletShares 2028 Municipal Bond ETF			X
Invesco BulletShares 2029 Municipal Bond ETF			X
Invesco BulletShares 2030 Municipal Bond ETF			X
Invesco BulletShares 2031 Municipal Bond ETF			X
Invesco BulletShares 2032 Municipal Bond ETF			X
Invesco BulletShares 2033 Municipal Bond ETF			X
Invesco BulletShares 2034 Municipal Bond ETF			X
Invesco International Developed Dynamic Multifactor ETF			X
Invesco Investment Grade Defensive ETF			X
Invesco RAFITM Strategic US ETF	X		X
Invesco Russell 1000® Dynamic Multifactor ETF	X		X
Invesco Russell 2000® Dynamic Multifactor ETF			X
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco Russell 1000® Dynamic Multifactor ETF and Invesco International Developed Dynamic Multifactor ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco BulletShares 2035 Corporate Bond ETF or Invesco BulletShares

80

Approval of Investment Advisory Contracts—(continued)
2033 High Yield Corporate Bond ETF because those Funds had not completed a full year of operations as of December 31, 2025. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, serve as each Fund’s distributor and index provider and are paid a distribution fee and licensing fee, respectively, by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

81

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

82

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-BSHY-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2026
BSMQ	Invesco BulletShares 2026 Municipal Bond ETF
BSMR	Invesco BulletShares 2027 Municipal Bond ETF
BSMS	Invesco BulletShares 2028 Municipal Bond ETF
BSMT	Invesco BulletShares 2029 Municipal Bond ETF
BSMU	Invesco BulletShares 2030 Municipal Bond ETF
BSMV	Invesco BulletShares 2031 Municipal Bond ETF
BSMW	Invesco BulletShares 2032 Municipal Bond ETF
BSSX	Invesco BulletShares 2033 Municipal Bond ETF
BSMY	Invesco BulletShares 2034 Municipal Bond ETF
BSMZ	Invesco BulletShares 2035 Municipal Bond ETF

2

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
August 31, 2026
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-88.08%
Alabama-0.39%
Alabama (State of) Economic Settlement Authority, Series 2016 A, RB	4.00%	09/15/2033	$15	$14,954
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2026	5	5,000
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2026	360	361,413
Homewood (City of), AL, Series 2016, Ref. GO Bonds(a)(b)	5.25%	09/01/2026	30	30,000
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2026	80	80,136
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.), Series 2016 A, RB	5.00%	02/01/2036	25	25,013
UAB Medicine Finance Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	09/01/2026	125	125,000
UAB Medicine Finance Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	09/01/2026	160	160,000
UAB Medicine Finance Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	09/01/2026	95	95,000
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	4.00%	09/01/2036	30	29,726
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	4.00%	09/01/2037	130	127,614
				1,053,856
Arizona-0.51%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2026	410	410,831
Arizona (State of) Health Facilities Authority (Banner Health), Series 2015 C, VRD RB, (LOC - Bank of America, N.A.)(c)(d)	3.05%	01/01/2046	100	100,000
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2019, Ref. VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.90%	02/01/2048	100	100,000
Glendale (City of), AZ Industrial Development Authority (Sun Health Services), Series 2019 A, Ref. RB	5.00%	11/15/2042	45	45,013
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2032	15	15,030
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2033	130	130,249
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2035	95	95,168
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2028	10	10,070
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	50	50,349
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2030	70	70,488
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2032	35	35,244
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	110	110,767
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2034	25	25,174
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2037	100	100,698
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2038	65	65,453
				1,364,534
California-10.51%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB	5.00%	10/01/2036	40	40,039
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGI)(e)	5.00%	10/01/2035	105	105,143
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2026	20	20,130
Alameda (County of), CA Joint Powers Authority (Juvenile Justice), Series 2016, Ref. RB	4.00%	12/01/2034	25	25,007
Beverly Hills Unified School District (Election of 2008), Series 2017, GO Bonds	4.00%	08/01/2039	25	24,629
California (State of), Series 2013, Ref. GO Bonds	3.25%	10/01/2028	20	20,005
California (State of), Series 2016 B, Ref. GO Bonds	5.00%	09/01/2026	330	330,000
California (State of), Series 2016, GO Bonds	5.00%	09/01/2026	5	5,000
California (State of), Series 2016, GO Bonds(a)(b)	5.00%	10/05/2026	160	160,246
California (State of), Series 2016, GO Bonds(a)(b)	5.00%	10/05/2026	25	25,039
California (State of), Series 2016, GO Bonds	5.00%	09/01/2028	120	120,194
California (State of), Series 2016, GO Bonds	4.00%	09/01/2031	80	80,027
California (State of), Series 2016, GO Bonds	4.00%	09/01/2032	105	105,026
California (State of), Series 2016, GO Bonds	4.00%	09/01/2032	180	180,045
California (State of), Series 2016, GO Bonds	4.00%	09/01/2035	80	80,008
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	180	180,297
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2026	5	5,000
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2026	160	160,000
California (State of), Series 2016, Ref. GO Bonds(a)(b)	4.00%	10/05/2026	445	445,149
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2016, Ref. GO Bonds(a)(b)	4.00%	10/05/2026	$210	$210,052
California (State of), Series 2016, Ref. GO Bonds(a)(b)	5.00%	10/05/2026	430	430,605
California (State of), Series 2016, Ref. GO Bonds(a)(b)	5.00%	10/05/2026	100	100,113
California (State of), Series 2016, Ref. GO Bonds(a)(b)	5.00%	10/05/2026	700	701,092
California (State of), Series 2016, Ref. GO Bonds(a)(b)	5.00%	10/05/2026	200	200,302
California (State of), Series 2016, Ref. GO Bonds(a)(b)	5.00%	10/05/2026	225	225,328
California (State of), Series 2016, Ref. GO Bonds	3.25%	09/01/2028	60	60,012
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2028	50	50,029
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2028	280	280,452
California (State of), Series 2016, Ref. GO Bonds	5.00%	08/01/2029	35	35,055
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2029	210	210,328
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2030	30	30,045
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	180	180,253
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2033	55	55,011
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2033	90	90,019
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2033	140	140,191
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	775	775,110
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	210	210,030
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	65	65,009
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2034	80	80,105
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2034	185	185,244
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2035	105	105,011
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2035	110	110,011
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2035	230	230,288
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2035	50	50,063
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2036	115	115,006
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2036	200	200,239
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2036	40	40,048
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2037	35	34,999
California (State of), Series 2017, GO Bonds	5.00%	11/01/2026	5	5,020
California (State of), Series 2017, Ref. GO Bonds(a)(b)	3.00%	10/05/2026	15	15,001
California (State of), Series 2017, Ref. GO Bonds(a)(b)	4.00%	10/05/2026	35	35,012
California (State of), Series 2017, Ref. GO Bonds(a)(b)	5.00%	10/05/2026	5	5,006
California (State of), Series 2017, Ref. GO Bonds(a)(b)	5.00%	10/05/2026	50	50,099
California (State of), Series 2017, Ref. GO Bonds(a)(b)	5.00%	10/05/2026	10	10,015
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	315	316,279
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	150	150,235
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2030	5	5,002
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2031	5	5,007
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2033	5	5,001
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2038	50	49,242
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	770	771,554
California (State of), Series 2018, GO Bonds	5.00%	10/01/2035	30	30,037
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2026	250	250,505
California (State of), Series 2020, GO Bonds	5.00%	11/01/2026	15	15,061
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2026	40	40,097
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2026	10	10,012
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2026	530	533,251
California (State of), Series 2022 A, Ref. GO Bonds	5.00%	11/01/2026	145	145,589
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2026	135	135,000
California (State of), Series 2023, GO Bonds	5.00%	09/01/2026	10	10,000
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2026	250	250,000
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2026	175	175,353
California (State of), Series 2024, GO Bonds	5.00%	09/01/2026	95	95,000
California (State of), Subseries 2018, Ref. GO Bonds	5.00%	09/01/2031	155	155,226
California (State of), Subseries 2018, Ref. GO Bonds	4.00%	09/01/2032	120	120,030
California (State of), Subseries 2018, Ref. GO Bonds	4.00%	09/01/2033	120	120,025
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2028	130	130,257
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2030	$65	$65,098
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB(a)(b)	5.00%	12/01/2026	30	30,192
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2026	100	100,669
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2030	145	145,843
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2031	145	145,816
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2026	55	55,368
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2026	105	105,702
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB(a)(b)	5.00%	12/01/2026	20	20,128
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2028	90	90,581
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2029	35	35,211
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2034	95	95,120
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2035	130	130,116
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2026	110	110,736
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2026	95	95,636
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	555	520,253
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2016, RB	5.00%	08/15/2034	225	225,316
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2026	45	45,077
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2031	55	55,095
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2032	5	5,008
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2033	250	250,381
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2031	60	60,104
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2032	130	130,213
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2033	60	60,092
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2035	190	190,028
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	305	305,387
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2036	515	515,043
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	715	712,465
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2035	105	103,975
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2036	100	98,020
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2026	25	25,139
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB(a)(b)	4.00%	11/15/2026	60	60,185
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	100	100,512
California (State of) Infrastructure & Economic Development Bank, Series 2016 A, RB(a)(b)	4.00%	10/01/2026	80	80,109
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2026	55	55,117
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2026	5	5,011
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2016, RB(a)(b)	5.00%	10/01/2026	100	100,219
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017, RB	5.25%	11/01/2036	50	50,037
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2037	20	20,004
California (State of) Public Works Board, Series 2016 C, Ref. RB	5.00%	11/01/2026	25	25,105
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board, Series 2016 C, Ref. RB	5.00%	11/01/2029	$70	$70,270
California (State of) Public Works Board, Series 2016 C, Ref. RB	4.00%	11/01/2032	220	220,131
California (State of) Public Works Board, Series 2016 C, Ref. RB	5.00%	11/01/2033	55	55,194
California (State of) Public Works Board, Series 2016 C, Ref. RB	5.00%	11/01/2034	70	70,242
California (State of) Public Works Board, Series 2016 D, Ref. RB	4.00%	04/01/2031	60	60,030
California (State of) Public Works Board, Series 2016 D, Ref. RB	4.00%	04/01/2032	95	95,032
California (State of) Public Works Board, Series 2016 D, Ref. RB	4.00%	04/01/2033	80	80,018
California (State of) Public Works Board, Series 2016, Ref. RB	4.00%	04/01/2030	40	40,027
California (State of) Public Works Board, Series 2016, Ref. RB	4.00%	11/01/2031	5	5,005
California (State of) Public Works Board, Series 2017 B, Ref. RB(a)	5.00%	10/01/2026	5	5,011
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2026	70	70,146
California (State of) Public Works Board, Series 2019 C, RB	5.00%	11/01/2026	25	25,105
California (State of) Public Works Board, Series 2023 C, Ref. RB	5.00%	09/01/2026	70	70,000
California (State of) Public Works Board, Series 2023, Ref. RB	5.00%	12/01/2026	500	503,168
California (State of) Public Works Board, Series 2024, Ref. RB	5.00%	09/01/2026	40	40,000
California (State of) Public Works Board (Riverside Campus), Series 2012 H, RB	4.00%	04/01/2037	5	5,000
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.13%	03/01/2034	225	225,009
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.38%	03/01/2044	405	382,672
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	5.00%	03/01/2045	15	15,001
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2046	60	60,005
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	30	29,630
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center), Series 2014, RB	5.25%	12/01/2044	10	10,002
California (State of) Statewide Communities Development Authority (Redlands Community Hospital), Series 2016, Ref. RB	5.00%	10/01/2046	100	100,059
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2026	145	145,321
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2026	30	30,133
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2026	50	50,222
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	60	60,027
Coachella Valley Unified School District (Election of 2005), Series 2016 F, GO Bonds, (INS - BAM)(e)	5.00%	08/01/2046	175	175,070
East County Advanced Water Purification Joint Powers Authority, Series 2024, RB	5.00%	09/01/2026	45	45,000
Eastern Municipal Water District, Series 2016 A, Ref. RB	5.00%	07/01/2042	625	625,391
Eastern Municipal Water District Financing Authority, Series 2015 B, RB	4.00%	07/01/2042	25	24,226
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	25	25,045
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2034	50	50,014
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	55	55,008
Fresno Unified School District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2041	80	74,054
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(e)	3.50%	08/01/2037	45	41,958
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(e)	4.00%	08/01/2039	50	47,556
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2034	30	30,107
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	80	80,117
Irvine (City of), CA Community Facilities District No. 2013-3, Series 2011, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)	2.30%	09/02/2032	100	100,000
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023, RB	5.25%	05/01/2043	225	227,706
Irvine Ranch Water District, Series 2009 A, VRD RB, (LOC - Bank of America, N.A.)(c)(d)	2.30%	10/01/2041	650	650,000
Los Angeles (County of), CA Redevelopment Refunding Authority, Series 2015 A, Ref. RB	4.00%	08/01/2040	15	14,202
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital) (Green Bonds), Series 2016 A, Ref. RB(a)(b)	4.00%	10/09/2026	130	130,197
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	09/24/2026	235	235,402
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	09/24/2026	445	445,761
Metropolitan Water District of Southern California, Series 2021 B, Ref. RB	5.00%	10/01/2026	155	155,327
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	5.00%	08/01/2041	110	110,311
Monterey Peninsula Unified School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2041	45	42,719
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Mountain View Whisman School District (Election of 2012), Series 2016 B, GO Bonds(a)(b)	4.00%	09/01/2026	$175	$175,000
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB(a)(b)	4.00%	11/01/2026	100	100,258
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB(a)(b)	4.00%	11/01/2026	65	65,168
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB(a)(b)	4.00%	11/01/2026	290	290,749
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB(a)(b)	4.00%	11/01/2026	150	150,388
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB(a)(b)	4.00%	11/01/2026	250	250,646
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB(a)(b)	5.00%	11/01/2026	245	246,036
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB(a)(b)	5.00%	11/01/2026	420	421,777
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB(a)	5.00%	11/01/2026	65	65,275
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB(a)(b)	5.00%	11/01/2026	115	115,487
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB(a)(b)	5.00%	11/01/2026	95	95,402
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB(a)(b)	5.00%	11/01/2026	385	386,629
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB(a)(b)	5.00%	11/01/2026	45	45,190
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	20	18,948
Palomar Health, Series 2016, Ref. RB	5.00%	11/01/2039	110	110,014
Pittsburg Successor Agency Redevelopment Agency, Series 2016 A, Ref. RB(a)(b)	5.00%	09/01/2026	210	210,000
Pittsburg Successor Agency Redevelopment Agency, Series 2016 A, Ref. RB(a)(b)	5.00%	09/01/2026	30	30,000
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB(a)(b)	5.00%	10/01/2026	130	130,268
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB(a)(b)	5.00%	10/01/2026	150	150,309
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2026	100	100,215
San Diego Community College District, Series 2016, GO Bonds(a)(b)	3.00%	10/30/2026	95	95,099
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2026	35	35,156
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2028	315	316,327
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2036	435	435,046
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2039	145	138,517
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2026	35	35,156
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2026	80	80,356
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2026	105	105,467
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 B, RB(a)	1.00%	10/01/2026	250	249,705
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2026	10	10,022
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment), Series 2016 C, Ref. RB, (INS - NATL)(e)	5.00%	08/01/2041	150	150,104
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2044	200	200,054
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2049	200	200,056
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB	4.00%	05/15/2033	10	10,009
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 B, COP	5.00%	12/01/2026	305	306,389
Santa Clara Unified School District, Series 2017, Ref. GO Bonds(a)(b)	3.00%	10/06/2026	170	170,079
Sonoma (County of), CA Junior College District (Election of 2014), Series 2016 A, GO Bonds	5.00%	08/01/2041	5	5,004
Sweetwater Union High School District (Election of 2006), Series 2016 B, GO Bonds, (INS - AGI)(e)	3.38%	08/01/2040	80	70,692
Victor Valley Union High School District (Election of 2008), Series 2009 A, GO Bonds, (INS - AGI)(e)	5.75%	08/01/2031	450	451,063
West Hollywood (City of), CA Public Financing Authority (Park Phase II), Series 2016, Ref. RB	3.00%	04/01/2041	125	100,791
				28,203,543
Colorado-3.05%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	12/01/2026	235	236,364
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	12/01/2026	280	281,625
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	12/01/2026	190	191,103
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2026	350	352,623
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	12/15/2026	5	5,036
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	12/15/2026	70	70,499
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2028	110	110,799
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2029	100	100,723
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2030	225	226,608
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	4.00%	12/15/2031	190	190,383
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2032	150	151,020
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2033	$15	$15,099
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2034	15	15,095
Adams 12 Five Star Schools, Series 2025, GO Bonds	5.00%	12/15/2026	5	5,035
Adams County School District No. 1 (Mapleton Public Schools), Series 2017, GO Bonds(a)(b)	5.25%	12/01/2026	100	100,642
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2026	105	105,623
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2026	25	25,165
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2026	550	553,638
Colorado (State of) Health Facilities Authority (Adventist Health System), Series 2016, Ref. RB	5.00%	11/15/2041	10	10,006
Colorado (State of) Health Facilities Authority (Children’s Hospital), Series 2020, Ref. VRD RB, (LOC - TD Bank, N.A.)(c)(d)	3.05%	12/01/2052	150	150,000
Colorado (State of) Health Facilities Authority (Parkview Medical Center Obligation), Series 2016, RB(a)(b)	5.00%	09/01/2026	20	20,000
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center), Series 2015, RB	5.00%	01/15/2035	395	395,446
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2026	65	65,243
Colorado (State of) Regional Transportation District (Fastracks), Series 2016 A, RB(a)(b)	5.00%	11/01/2026	360	361,383
Colorado (State of) Regional Transportation District (Fastracks), Series 2016, RB(a)(b)	5.00%	11/01/2026	5	5,019
Colorado (State of) Regional Transportation District (Fastracks), Series 2017 A, RB(a)(b)	5.00%	11/01/2026	25	25,096
Colorado Housing and Finance Authority, Series 2001 AA2, Class I, VRD Ref. RB(c)	2.30%	05/01/2031	1,000	1,000,000
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2026	125	125,646
Denver (City & County of), CO, Series 2012 B, RB	4.00%	11/15/2031	85	85,123
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2031	125	125,459
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2032	90	90,314
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	60	60,041
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2041	25	25,026
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2048	385	385,145
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2026	15	15,073
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	215,268
Denver City & County School District No. 1, Series 2017, GO Bonds(a)(b)	5.00%	12/01/2026	90	90,534
Denver City & County School District No. 1, Series 2017, GO Bonds(a)(b)	5.00%	12/01/2026	575	578,410
Denver City & County School District No. 1, Series 2017, GO Bonds(a)(b)	5.00%	12/01/2026	55	55,326
Denver City & County School District No. 1, Series 2017, GO Bonds(a)(b)	5.00%	12/01/2026	105	105,623
Denver City & County School District No. 1, Series 2017, GO Bonds(a)(b)	5.00%	12/01/2026	35	35,208
Denver City & County School District No. 1, Series 2017, GO Bonds(a)	5.00%	12/01/2026	95	95,578
Denver City & County School District No. 1, Series 2017, GO Bonds(a)(b)	5.00%	12/01/2026	85	85,504
Denver City & County School District No. 1, Series 2017, GO Bonds(a)(b)	5.00%	12/01/2026	15	15,089
Denver City & County School District No. 1, Series 2017, GO Bonds(a)(b)	5.00%	12/01/2026	25	25,148
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2026	85	85,307
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.00%	12/01/2026	30	30,182
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2026	40	40,296
E-470 Public Highway Authority, Series 2020 B, Ref. RB	5.00%	09/01/2026	115	115,000
Eagle County School District No. Re50J, Series 2017, GO Bonds(a)(b)	5.00%	12/01/2026	120	120,623
Eagle County School District No. Re50J, Series 2017, GO Bonds(a)(b)	5.00%	12/01/2026	10	10,055
El Paso (County of), CO School District No. 20, Series 2017, GO Bonds(a)(b)	4.00%	12/15/2026	95	91,757
El Paso County School District No. 49 Falcon, Series 2017 B, COP	5.00%	12/15/2042	55	55,192
Jefferson County School District R-1, Series 2012, Ref. GO Bonds	5.00%	12/15/2026	40	40,284
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds(a)(b)	4.00%	12/15/2026	50	50,208
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds(a)(b)	5.00%	12/15/2026	55	55,385
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds	5.00%	12/15/2032	125	125,744
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2026	290	292,104
Weld County School District No. RE-4, Series 2016, GO Bonds(a)(b)	5.25%	12/01/2026	100	100,397
				8,195,322
Connecticut-2.63%
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2026	195	195,562
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2029	$315	$315,869
Connecticut (State of), Series 2016 E, GO Bonds	3.00%	10/15/2032	165	161,056
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2033	15	15,033
Connecticut (State of), Series 2016 E, GO Bonds	4.00%	10/15/2035	40	40,002
Connecticut (State of), Series 2016 F, GO Bonds	5.00%	10/15/2031	55	55,136
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2026	200	200,400
Connecticut (State of), Series 2018 C, Ref. RB	5.00%	10/01/2026	80	80,160
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	210	210,192
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2026	65	65,059
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2026	510	510,466
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2026	105	105,512
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2026	75	75,366
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2026	490	492,391
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2026	70	70,417
Connecticut (State of) (Green Bonds), Series 2016 F, GO Bonds	5.00%	10/15/2030	200	200,524
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB(a)(b)	4.00%	09/01/2026	40	40,000
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2026	180	180,000
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB(a)(b)	5.00%	09/01/2026	575	575,000
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB(a)(b)	5.00%	09/01/2026	155	155,000
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB(a)(b)	5.00%	09/01/2026	75	75,000
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB(a)(b)	5.00%	09/01/2026	95	95,000
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB(a)(b)	5.00%	09/01/2026	40	40,000
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB(a)(b)	5.00%	09/01/2026	35	35,000
Connecticut (State of) (Transportation Infrastructure), Series 2016, RB(a)(b)	5.00%	09/01/2026	115	115,000
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2041	5	5,005
Connecticut (State of) Housing Finance Authority, Series 2020 C-3, VRD RB(c)	2.24%	11/15/2050	1,350	1,350,000
Connecticut (State of) Housing Finance Authority, Subseries 2016 F-5, VRD Ref. RB(c)	2.25%	11/15/2046	510	510,000
Connecticut (State of) Housing Finance Authority, Subseries 2018 C-3, VRD Ref. RB(c)	2.24%	11/15/2048	1,000	1,000,000
Metropolitan District (The), Series 2016 C, GO Bonds, (INS - AGI)(e)	4.00%	11/01/2034	85	85,041
				7,053,191
Delaware-0.04%
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	3.00%	07/01/2028	100	100,018
District of Columbia-0.96%
District of Columbia, Series 2006, VRD RB, (LOC - Wells Fargo Bank, N.A.)(c)(d)	2.33%	11/01/2045	300	300,000
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2028	140	140,824
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	15	15,052
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2026	435	436,232
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2026	375	375,767
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2026	180	180,368
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2026	90	90,559
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2026	100	100,585
District of Columbia (Children’s Hospital Obligated Group), Series 2015, Ref. RB	5.00%	07/15/2040	25	25,021
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2026	60	60,117
Metropolitan Washington Airports Authority, Subseries 2010 C-2, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)	2.24%	10/01/2039	150	150,000
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2009, RB(a)(b)	6.50%	10/01/2026	600	601,931
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2026	100	100,186
				2,576,642
Florida-3.75%
Duval County (County of), FL School Board, Series 2016, Ref. COP	4.00%	07/01/2034	50	50,006
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2026	140	140,502
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB(a)(b)	5.00%	10/01/2026	150	150,286
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2026	105	105,192
Florida (State of) Municipal Power Agency (All-Requirements Power Supply), Series 2017 A, Ref. RB	5.00%	10/01/2026	90	90,165
Florida Keys Aqueduct Authority, Series 2015 A, Ref. RB	3.75%	09/01/2037	250	244,043
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Gainesville (City of), FL, Series 2012 B, Ref. VRD RB(c)	3.05%	10/01/2042	$500	$500,000
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(c)(d)	2.35%	06/01/2048	300	300,000
Halifax Hospital Medical Center, Series 2016, Ref. RB	5.00%	06/01/2036	500	502,019
Highlands County Health Facilities Authority (Advent Health Obligated Group), Series 2025, VRD RB(c)	3.03%	11/15/2060	100	100,000
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2020 D, Ref. VRD RB, (LOC - TD Bank, N.A.)(c)(d)	3.03%	11/15/2042	300	300,000
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2020, Ref. VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.90%	11/01/2038	200	200,000
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024, Ref. VRD RB(c)	3.00%	11/15/2054	150	150,000
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2026	125	125,219
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2026	145	145,315
Miami-Dade (County of), FL, Series 2009 E, VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.24%	10/01/2048	200	200,000
Miami-Dade (County of), FL, Series 2015, GO Bonds	5.00%	07/01/2041	500	500,405
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	80	80,539
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2030	115	115,774
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	90	90,606
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	55	55,370
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2033	135	135,909
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2034	140	140,943
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2035	60	60,404
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2036	115	115,774
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2037	20	20,135
Miami-Dade (County of), FL, Series 2016 A, Ref. RB(a)(b)	5.00%	10/01/2026	200	200,382
Miami-Dade (County of), FL, Series 2016, Ref. RB(a)(b)	5.00%	10/01/2026	55	55,105
Miami-Dade (County of), FL, Series 2016, Ref. RB(a)(b)	5.00%	10/01/2026	140	140,267
Miami-Dade (County of), FL, Series 2016, Ref. RB(a)(b)	5.00%	10/01/2026	65	65,124
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2030	25	25,045
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2034	545	545,932
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2035	405	405,645
Miami-Dade (County of), FL, Series 2016, Ref. RB	4.00%	10/01/2039	155	147,404
Miami-Dade (County of), FL, Series 2016, Ref. RB	4.00%	10/01/2040	275	261,171
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2029	125	125,198
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2033	205	205,269
Orange (County of), FL Convention Center, Series 2016 A, RB(a)(b)	4.00%	10/01/2026	60	60,068
Orange (County of), FL Convention Center, Series 2016, RB(a)(b)	4.00%	10/01/2026	40	40,045
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2026	190	190,379
Orange (County of), FL Health Facilities Authority, Series 2009 B, VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.26%	01/01/2039	1,000	1,000,000
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB(a)(b)	5.00%	10/01/2026	65	65,116
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB(a)(b)	5.00%	10/01/2026	270	270,481
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB(a)(b)	5.00%	10/01/2026	35	35,062
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB(a)(b)	5.00%	10/01/2026	20	20,036
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB(a)(b)	5.00%	10/01/2026	45	45,080
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB(a)(b)	5.00%	10/01/2026	250	250,445
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019, Ref. RB	5.00%	10/01/2026	60	60,099
Orlando (City of), FL Utilities Commission, Series 2020 A, Ref. RB	5.00%	10/01/2026	25	25,052
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB	5.00%	11/15/2032	90	90,235
Port St. Lucie (City of), FL, Series 2016, Ref. RB	5.00%	09/01/2029	210	210,397
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2030	45	45,029
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2031	600	600,293
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2032	$45	$45,015
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2033	5	5,001
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2036	5	4,987
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2016, Ref. RB	5.00%	07/01/2037	125	125,060
Tampa Bay (City of), FL Water, Series 2016 A, Ref. RB(a)(b)	5.00%	10/01/2026	25	25,048
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2026	70	70,120
				10,078,196
Georgia-0.65%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(e)	5.75%	11/01/2026	70	70,385
Clarke (County of), GA Hospital Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	105	105,007
DeKalb (County of), GA, Series 2006 B, Ref. RB	5.25%	10/01/2026	65	65,148
DeKalb (County of), GA, Series 2006 B, Ref. RB, (INS - AGI)(e)	5.25%	10/01/2032	415	415,776
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2014, Ref. RB	5.00%	07/01/2044	5	5,015
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	110	110,007
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2026	150	150,912
Georgia (State of) Municipal Electric Authority, Series 2016 S, Ref. RB	5.00%	01/01/2028	25	25,264
Georgia (State of) Municipal Electric Authority (Project One), Series 2016 A, Ref. RB	5.00%	01/01/2028	185	186,956
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2026	170	170,151
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	5.00%	10/01/2046	80	80,068
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	5.00%	10/01/2038	100	100,145
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2026	60	60,109
Roswell Development Authority (Wellstar Healthcare, Inc.), Series 2025, VRD RB, (LOC - Truist Bank)(c)(d)	3.00%	04/01/2047	200	200,000
				1,744,943
Guam-0.02%
Guam (Territory of) Waterworks Authority, Series 2016, RB	5.00%	01/01/2046	50	50,002
Hawaii-0.95%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2026	65	65,132
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2028	115	115,130
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2026	40	40,081
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2028	235	235,480
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2028	75	75,153
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2029	65	65,127
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2030	120	120,226
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2031	190	190,346
Hawaii (State of), Series 2016 FG, GO Bonds	4.00%	10/01/2032	20	20,007
Hawaii (State of), Series 2016 FG, GO Bonds	4.00%	10/01/2033	25	25,005
Hawaii (State of), Series 2016 FG, GO Bonds	4.00%	10/01/2034	35	35,001
Hawaii (State of), Series 2016 FG, GO Bonds	4.00%	10/01/2036	15	14,861
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2026	110	110,224
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2028	225	225,460
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2029	20	20,039
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	4.00%	10/01/2031	430	430,213
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2026	155	155,315
Honolulu (City & County of), HI, Series 2016 B, Ref. RB	5.00%	07/01/2035	10	10,016
Honolulu (City & County of), HI, Series 2016 B, Ref. RB	5.00%	07/01/2036	5	5,008
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2026	590	590,000
				2,547,824
Idaho-1.43%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018 C, VRD Ref. RB, (LOC - U.S. Bank, N.A.)(c)(d)	2.95%	03/01/2048	3,450	3,450,000
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2025, VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.90%	03/01/2060	400	400,000
				3,850,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-6.01%
Brookfield (Village of), IL, Series 2008, VRD RB, (LOC - Northern Trust Company)(c)(d)	2.30%	06/01/2038	$400	$400,000
Chicago (City of), IL, Series 2004, Ref. RB	5.00%	11/01/2026	30	30,105
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2038	55	54,647
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2026	1,100	1,106,273
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	12/01/2026	260	261,429
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	12/01/2026	95	95,501
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	12/01/2026	80	80,403
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	12/01/2026	65	65,377
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2026	135	135,667
Cook (County of), IL, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	11/15/2026	385	386,826
Cook (County of), IL, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	11/15/2026	40	40,190
Cook (County of), IL, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	11/15/2026	100	100,474
Cook (County of), IL, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	11/15/2026	680	683,225
Cook (County of), IL, Series 2016 A, Ref. GO Bonds, (INS - AGI)(e)	5.00%	11/15/2026	20	20,099
Cook (County of), IL, Series 2018, Ref. GO Bonds(a)(b)	5.00%	11/15/2026	130	130,617
Cook (County of), IL, Series 2018, Ref. GO Bonds(a)(b)	5.00%	11/15/2026	360	361,707
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2026	30	30,148
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2026	170	170,748
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2028	75	75,244
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2029	55	55,005
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2029	50	50,147
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2030	65	64,817
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2030	20	20,053
Illinois (State of), Series 2016, GO Bonds	4.00%	01/01/2031	140	140,057
Illinois (State of), Series 2016, GO Bonds	4.13%	11/01/2031	210	210,132
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2032	105	105,124
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2032	40	40,006
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2032	115	115,254
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2033	570	570,616
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2033	35	35,003
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2033	90	90,182
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2034	90	89,999
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2034	515	515,929
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2035	130	130,114
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2035	100	99,689
Illinois (State of), Series 2016, GO Bonds	4.25%	01/01/2036	325	324,982
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2036	30	29,542
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2036	215	215,302
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2037	200	200,238
Illinois (State of), Series 2016, GO Bonds	4.50%	11/01/2039	95	93,311
Illinois (State of), Series 2016, GO Bonds, (INS - AGI)(e)	4.00%	01/01/2039	30	28,741
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2026	5	5,028
Illinois (State of), Series 2017 D, GO Bonds	3.25%	11/01/2026	130	130,071
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	510	511,865
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2026	145	145,264
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2026	80	80,293
Illinois (State of), Series 2020 B, Ref. GO Bonds	5.00%	10/01/2026	50	50,091
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2026	185	186,018
Illinois (State of) Educational Facilities Authority, Series 2002, RB	4.00%	11/01/2036	80	79,509
Illinois (State of) Educational Facilities Authority (The Adler Planetarium), Series 1997, VRD RB, (LOC - PNC Bank, N.A.)(c)(d)	2.30%	04/01/2031	250	250,000
Illinois (State of) Finance Authority, Series 2008, VRD RB, (LOC - PNC Bank, N.A.)(c)(d)	2.28%	05/01/2048	1,000	1,000,000
Illinois (State of) Finance Authority (Advocate Health), Subseries 2008 C3A, VRD RB(c)	2.25%	11/01/2038	200	200,000
Illinois (State of) Finance Authority (Art Institute of Chicago), Series 2016, Ref. RB	5.00%	03/01/2030	160	161,321
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2021, Ref. VRD RB(c)	3.00%	07/15/2055	100	100,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	5.00%	12/01/2026	$20	$20,068
Illinois (State of) Finance Authority (The University of Chicago), Series 2010, VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.90%	08/01/2044	1,000	1,000,000
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2009 D-1, VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.90%	08/01/2043	800	800,000
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2014 A, Ref. RB	4.00%	10/01/2038	125	118,247
Illinois (State of) Finance Authority (Wbez Alliance, Inc.), Series 2005, VRD RB, (LOC - BMO Harris Bank, N.A.)(c)(d)	2.26%	10/01/2040	650	650,000
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2024, Ref. RB	4.00%	12/15/2026	65	65,192
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2036	260	260,333
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2037	10	10,012
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2040	1,120	1,120,910
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	4.00%	12/01/2031	175	175,099
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	190	190,311
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	295	295,463
Illinois (State of) Toll Highway Authority, Series 2016 B, RB	5.00%	01/01/2041	460	460,299
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	12/01/2041	100	91,797
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	12/01/2041	90	90,189
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGI)(e)	5.00%	12/01/2046	335	334,989
Southwestern Illinois Development Authority, Series 2015 A, RB	3.88%	04/15/2040	105	98,235
				16,133,527
Indiana-0.62%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	40	40,195
Indiana (State of) Finance Authority, Series 2016, RB(a)(b)	5.00%	10/01/2026	165	165,329
Indiana (State of) Finance Authority, Series 2016, Ref. RB	5.00%	09/01/2036	90	89,999
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2026	35	35,062
Indiana (State of) Finance Authority (Deaconess Health System Obligated Group), Series 2016 A, RB(a)(b)	4.00%	09/01/2026	175	175,000
Indiana (State of) Finance Authority (Green Bonds), Series 2016, Ref. RB	5.00%	02/01/2029	15	15,030
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	70	70,088
Indiana (State of) Housing & Community Development Authority, Series 2017 B-3, VRD RB(c)	2.90%	07/01/2047	500	500,000
Indiana University, Series 2016 A, Ref. RB	5.00%	06/01/2028	25	25,049
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2026	545	546,054
Richmond (City of), IN Hospital Authority, Series 2015, Ref. RB	5.00%	01/01/2039	5	4,886
				1,666,692
Iowa-1.14%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2028	55	55,119
Iowa (State of) Finance Authority, Series 2018, VRD RB, (CEP - GNMA)(c)	2.24%	07/01/2047	150	150,000
Iowa (State of) Finance Authority, Series 2018, VRD Ref. RB, (LOC - TD Bank, N.A.)(c)(d)	2.25%	12/01/2041	300	300,000
Iowa (State of) Finance Authority, Series 2019 B, VRD RB, (CEP - GNMA)(c)	2.25%	07/01/2047	750	750,000
Iowa (State of) Finance Authority, Series 2020, VRD RB, (CEP - GNMA)(c)	2.24%	07/01/2049	500	500,000
Iowa (State of) Finance Authority (Alcoa, Inc.), Series 2012, RB	4.75%	08/01/2042	90	90,085
Iowa (State of) Finance Authority (Unity Point Health), Series 2013, VRD Ref. RB, (LOC - TD Bank, N.A.)(c)(d)	2.90%	02/15/2039	300	300,000
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018, VRD Ref. RB, (LOC - JPMorgan Chase Bank, N.A.)(c)(d)	2.95%	02/15/2041	600	600,000
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2041	205	205,450
Xenia (City of), IA Rural Water District, Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	85	85,494
Xenia (City of), IA Rural Water District, Series 2016, Ref. RN(a)(b)	5.00%	12/01/2026	30	30,174
				3,066,322
Kansas-0.41%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2026	145	145,000
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds(a)(b)	4.00%	09/01/2026	125	125,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-(continued)
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds(a)(b)	4.00%	09/01/2026	$25	$25,000
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2026	110	110,000
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2026	125	125,000
Sedgwick County Unified School District No. 260 Derby, Series 2018 B, Ref. GO Bonds(a)(b)	5.00%	10/01/2026	20	20,040
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	4.00%	09/01/2026	55	55,000
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	4.13%	09/01/2026	70	70,000
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	5.25%	09/01/2026	55	55,000
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	5.50%	09/01/2026	380	380,000
				1,110,040
Kentucky-0.75%
Kentucky (Commonwealth of) Asset Liability Commission (2014 Federal Highway Trust Fund), Series 2024, Ref. RB	5.00%	09/01/2026	195	195,000
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2026	455	456,771
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB(a)(b)	5.00%	11/01/2026	80	80,307
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2026	100	100,389
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2026	80	80,155
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB(a)(b)	5.00%	10/01/2026	150	150,292
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB(a)(b)	5.00%	10/01/2026	125	125,244
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB(a)(b)	5.00%	10/01/2026	385	385,751
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB(a)(b)	5.00%	10/01/2026	160	160,312
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB(a)(b)	5.00%	10/01/2026	140	140,273
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB(a)(b)	4.00%	10/01/2026	85	85,096
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2016, Ref. RB(a)(b)	4.00%	10/01/2026	60	60,068
				2,019,658
Louisiana-0.25%
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2026	265	265,000
Louisiana (State of) Gasoline & Fuels, Series 2023 A-2, Ref. VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.90%	05/01/2043	300	300,000
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2015, Ref. RB	4.25%	05/15/2040	5	4,735
Shreveport (City of), LA, Series 2016 B, RB	5.00%	12/01/2041	50	50,078
Shreveport (City of), LA, Series 2016 B, RB, (INS - BAM)(e)	4.00%	12/01/2037	50	49,105
				668,918
Maine-0.02%
Maine (State of) Municipal Bond Bank (Transcap), Series 2021 A, Ref. RB(a)	5.00%	09/01/2026	50	50,000
Maryland-2.23%
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2026	15	15,000
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2026	1,500	1,503,015
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2026	50	50,305
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2026	60	60,366
Maryland (State of) Department of Transportation, Series 2025 C, Ref. RB	5.00%	11/01/2026	160	160,647
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2026	165	165,332
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2028	250	250,476
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2029	10	10,018
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2016 A, Ref. RB	5.00%	01/01/2045	75	75,010
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Health System), Series 2024, VRD Ref. RB, (LOC - TD Bank, N.A.)(c)(d)	2.90%	06/01/2046	100	100,000
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Health System), Series 2024, VRD Ref. RB, (LOC - TD Bank, N.A.)(c)(d)	2.90%	06/01/2048	700	700,000
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins University), Series 2013 B, RB	4.25%	07/01/2041	35	33,947
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program), Series 1985 B, VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.25%	04/01/2035	$1,000	$1,000,000
Montgomery (County of), MD, Series 2017 A, GO Bonds	5.00%	11/01/2026	50	50,203
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	370	370,719
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2026	160	160,625
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2026	115	115,679
Montgomery (County of), MD Housing Opportunities Commission, Series 2011 A, VRD RB, (CEP - GNMA)(LOC - TD Bank, N.A.)(c)(d)	2.24%	01/01/2049	1,000	1,000,000
Prince George’s (County of), MD, Series 2017 A, GO Bonds	5.00%	09/15/2026	75	75,071
Washington (State of) Suburban Sanitary Commission, Series 2013 A, VRD RB(c)	3.05%	06/01/2027	100	100,000
				5,996,413
Massachusetts-1.99%
Massachusetts (Commonwealth of), Series 2006 E, GO Bonds, (INS - AMBAC)(e)	5.00%	11/01/2026	65	65,269
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	55	55,088
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2032	10	10,005
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2034	40	40,011
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2035	290	290,023
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2036	25	25,000
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2037	20	19,685
Massachusetts (Commonwealth of), Series 2016 G, Ref. GO Bonds	4.00%	09/01/2033	5	5,002
Massachusetts (Commonwealth of), Series 2016 H, GO Bonds	5.00%	12/01/2026	140	140,876
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2028	15	15,083
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2029	5	5,026
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2030	25	25,124
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2031	55	55,260
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2033	5	5,022
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2034	515	517,185
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2035	105	105,440
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2036	200	200,780
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2037	115	115,412
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2040	5	4,721
Massachusetts (Commonwealth of), Series 2016 J, Ref. GO Bonds	5.00%	12/01/2038	30	30,098
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	50	50,103
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2026	275	276,140
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2026	125	125,000
Massachusetts (Commonwealth of), Series 2019 E, Ref. GO Bonds	3.00%	12/01/2026	5	5,002
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2026	55	55,228
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2026	25	25,000
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2016 A, RB	5.00%	06/01/2041	30	30,024
Massachusetts (Commonwealth of) Development Finance Agency, Series 2016 I, Ref. RB	5.00%	07/01/2036	25	25,012
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music), Series 2016, Ref. RB(a)(b)	5.00%	10/01/2026	250	250,477
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music), Series 2016, Ref. RB(a)(b)	5.00%	10/01/2026	80	80,153
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2016 E, Ref. RB	5.00%	07/01/2037	220	220,041
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB(a)(b)	5.00%	10/01/2026	5	5,010
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2028	10	10,011
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2026	305	305,906
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2028	25	25,032
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2016 I, Ref. RB	5.00%	07/01/2041	270	260,956
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2024, Ref. VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.90%	03/01/2048	$1,000	$1,000,000
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Baystate Medical Center Issue), Series 2009, VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.90%	07/01/2039	600	600,000
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB(a)(b)	5.00%	11/16/2026	130	130,639
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB(a)(b)	5.00%	11/16/2026	100	100,491
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB(a)(b)	5.00%	11/16/2026	40	40,197
University of Massachusetts Building Authority, Series 2021, Ref. RB	5.00%	11/01/2026	5	5,020
				5,355,552
Michigan-2.28%
Green Lake Township Economic Development Corp., Series 2004, Ref. VRD RB, (LOC - PNC Bank, N.A.)(c)(d)	3.05%	06/01/2034	700	700,000
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2028	55	55,062
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2029	60	60,053
Michigan (State of), Series 2023, RB	5.00%	11/15/2026	5	5,025
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB(a)(b)	5.00%	10/15/2026	165	165,483
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB(a)(b)	5.00%	10/15/2026	90	90,263
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB(a)(b)	5.00%	10/15/2026	135	135,395
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB(a)(b)	5.00%	10/15/2026	150	150,439
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB(a)(b)	5.00%	10/15/2026	300	300,878
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB(a)(b)	5.00%	10/15/2026	215	215,629
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB(a)(b)	5.00%	10/15/2026	500	501,463
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB(a)(b)	5.00%	10/15/2026	400	401,171
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB(a)(b)	5.00%	10/15/2026	160	160,468
Michigan (State of) Building Authority (Facilities Program), Series 2023, Ref. RB	5.00%	10/15/2026	75	75,220
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2026	515	516,048
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2029	140	140,256
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016, Ref. RB	5.00%	10/01/2028	235	235,432
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB(a)(b)	5.00%	11/15/2026	20	20,095
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB(a)(b)	5.00%	11/15/2026	115	115,546
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB(a)(b)	5.00%	11/15/2026	500	502,371
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB(a)(b)	5.00%	11/15/2026	140	140,664
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB(a)(b)	5.00%	11/15/2026	35	35,166
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB(a)(b)	5.00%	11/15/2026	105	105,498
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB(a)(b)	5.00%	11/15/2026	70	70,332
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB(a)(b)	5.00%	11/15/2026	5	5,024
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2026	60	60,260
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2035	35	34,561
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2036	145	142,027
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016 MI, Ref. RB	5.00%	12/01/2033	230	231,519
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2026	255	256,377
Michigan (State of) Hospital Finance Authority (Ascension Senior Credit Group), Series 2010, Ref. RB(a)(b)	5.00%	11/15/2026	100	100,464
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2026	105	105,567
Oakland University Board of Trustees, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(c)(d)	2.15%	03/01/2031	200	200,000
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGI)(e)	4.00%	05/01/2042	20	18,577
University of Michigan, Series 2015, Ref. RB	5.00%	04/01/2031	70	70,141
University of Michigan, Series 2015, Ref. RB	4.00%	04/01/2034	5	5,002
				6,127,476
Minnesota-0.83%
Hennepin (County of), MN, Series 2016 A, GO Bonds(a)(b)	5.00%	12/01/2026	20	20,116
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2026	35	35,216
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2026	525	526,069
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2026	85	85,173
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2026	45	45,000
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB	5.00%	03/01/2032	70	70,113
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB	5.00%	03/01/2035	$5	$5,007
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB	5.00%	03/01/2036	1,250	1,251,555
Rochester (City of), MN, Series 2017 A, Ref. RB	5.00%	12/01/2042	5	5,012
Rochester (City of), MN, Series 2017 A, Ref. RB	5.00%	12/01/2047	100	100,152
St. Cloud (City of), MN (CentraCare Health System), Series 2016 A, Ref. RB	3.25%	05/01/2039	100	86,636
				2,230,049
Mississippi-0.42%
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	105	105,636
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	50	50,303
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	55	55,333
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	55	55,333
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	20	20,121
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	50	50,303
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	35	35,212
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2026	55	55,110
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	140	140,561
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	155	155,622
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	30	30,120
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	150	150,602
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	25	25,100
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB(a)(b)	5.00%	09/01/2026	200	200,000
				1,129,356
Missouri-1.09%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2026	95	95,384
Hazelwood School District, Series 2017 A, Ref. GO Bonds	3.00%	03/01/2029	75	75,015
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2026	55	55,122
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2008, Ref. VRD RB(c)	2.30%	05/15/2038	1,000	1,000,000
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center), Series 2015 B, Ref. RB	4.00%	02/01/2040	100	95,812
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2008 B-1, VRD RB, (LOC - Barclays Bank PLC)(c)(d)	3.00%	10/01/2035	350	350,000
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2028	25	25,252
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2029	75	75,756
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2030	75	75,757
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2031	55	55,500
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2033	55	55,007
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2034	30	30,209
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2016, Ref. RB	4.00%	05/15/2039	135	130,121
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2000 B, VRD RB(c)	3.05%	03/01/2040	100	100,000
Missouri (State of) Highway & Transportation Commission, Series 2019 B, RB	5.00%	11/01/2026	175	175,702
Missouri (State of) Highway & Transportation Commission, Series 2021, RB	5.00%	11/01/2026	15	15,060
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point), Series 2015 A, Ref. RB	3.75%	01/01/2036	220	216,353
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2032	80	80,047
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2033	110	110,051
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2035	80	80,016
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
St. Charles (County of), MO Public Water Supply District No. 2, Series 2018, COP	4.00%	12/01/2039	$10	$9,534
St. Louis Land Clearance for Redevelopment Authority, Series 2017, RB	5.00%	06/01/2040	30	29,999
				2,935,697
Nebraska-0.05%
City of Lincoln NE Electric System Revenue, Series 2015 A, Ref. RB	3.50%	09/01/2036	75	72,099
Douglas (County of), NE Hospital Authority No. 3, Series 2015, Ref. RB	4.13%	11/01/2036	10	9,845
Lincoln (City of), NE, Series 2015 A, Ref. RB	4.00%	09/01/2040	55	51,597
				133,541
Nevada-0.32%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds(a)(b)	4.00%	11/01/2026	25	25,055
Clark (County of), NV, Series 2016 B, Ref. GO Bonds(a)(b)	4.00%	11/01/2026	60	60,132
Clark (County of), NV, Series 2016 B, Ref. GO Bonds(a)(b)	4.00%	11/01/2026	90	90,198
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2026	305	306,254
Clark (County of), NV, Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	11/01/2026	35	35,134
Clark (County of), NV, Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	11/01/2026	10	10,038
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	105	105,212
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	80	80,655
Nevada (State of), Series 2025 A, Ref. GO Bonds	5.00%	10/01/2026	140	140,280
				852,958
New Hampshire-0.04%
New Hampshire (State of) Health and Education Facilities Authority (Elliot Hospital), Series 2016, Ref. RB	5.00%	10/01/2038	85	85,030
New Hampshire (State of) Municipal Bond Bank, Series 2016 D, Ref. RB	4.00%	08/15/2039	35	33,514
				118,544
New Jersey-3.17%
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse), Series 2016, RB	5.00%	05/01/2041	20	20,015
New Brunswick Parking Authority, Series 2016 B, Ref. RB, (INS - AGI)(e)	4.00%	09/01/2040	35	33,176
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - AMBAC)(e)	5.50%	09/01/2026	10	10,000
New Jersey (State of) Economic Development Authority, Series 2014, Ref. RB	3.50%	06/15/2027	35	35,014
New Jersey (State of) Economic Development Authority, Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	345	347,498
New Jersey (State of) Economic Development Authority, Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	275	276,991
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	4.75%	12/15/2026	110	110,718
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	465	469,030
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	255	257,210
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	55	55,477
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	425	426,640
New Jersey (State of) Educational Facilities Authority, Series 2016 B, RB	5.00%	09/01/2036	10	10,007
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB(a)(b)	5.00%	09/08/2026	100	100,044
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2009 D, VRD RB, (LOC - Bank of New York Mellon)(c)(d)	2.20%	07/01/2043	1,400	1,400,000
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health, Inc.), Series 2009 E, VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.30%	07/01/2043	1,000	1,000,000
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2028	580	583,214
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2029	280	281,346
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2030	315	316,510
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	4.10%	06/15/2031	480	480,214
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2026	240	241,622
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	06/15/2028	45	45,249
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2029	155	155,745
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2030	575	577,752
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2031	610	612,746
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2026	610	614,123
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGI)(e)	5.00%	12/01/2038	60	60,135
				8,520,476
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico-0.03%
New Mexico (State of) Finance Authority, Series 2025, RB	5.00%	12/15/2026	$75	$75,522
New York-15.45%
Albany (County of), NY, Series 2018, GO Bonds	4.00%	04/01/2029	5	5,005
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2026	20	20,090
Build NYC Resource Corp. (Chapin School), Series 2016, RB	4.00%	11/01/2026	35	35,070
Build NYC Resource Corp. (Chapin School), Series 2016, RB	5.00%	11/01/2026	10	10,036
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2030	20	20,089
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	09/01/2026	240	240,000
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	09/01/2026	50	50,000
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	09/01/2026	285	285,000
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	09/01/2026	5	5,000
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	09/01/2026	10	10,000
Metropolitan Transportation Authority, Series 2002 D, VRD Ref. RB, (LOC - Truist Bank)(c)(d)	3.05%	11/01/2032	1,100	1,100,000
Metropolitan Transportation Authority, Series 2005 D-1, Ref. VRD RB, (LOC - Truist Bank)(c)(d)	3.05%	11/01/2035	900	900,000
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGI)(e)	5.25%	11/15/2026	525	527,905
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	4.00%	11/15/2026	85	85,244
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	11/15/2026	5	5,024
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2028	230	231,183
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2029	110	110,536
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2030	10	10,046
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2031	150	150,661
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2032	30	30,127
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2034	20	20,077
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2035	80	80,285
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2026	15	15,074
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2033	100	100,342
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2034	25	25,079
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2035	75	75,217
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	4.00%	11/15/2036	10	9,860
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	785	786,839
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2028	130	130,638
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2029	265	266,206
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2030	560	562,363
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2031	110	110,431
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2032	10	10,010
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2033	225	225,128
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2026	10	10,049
Metropolitan Transportation Authority, Subseries 2012 G-3, VRD Ref. RB, (LOC - Royal Bank of Canada)(c)(d)	3.00%	11/01/2031	150	150,000
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2026	370	371,828
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2026	500	502,471
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2026	10	10,049
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2026	445	447,199
Metropolitan Transportation Authority (Green Bonds), Series 2017, Ref. RB	5.00%	11/15/2026	235	236,161
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2026	70	70,346
Metropolitan Transportation Authority (Green Bonds), Series 2020, Ref. RB	4.00%	11/15/2026	80	80,233
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B, Ref. RB	5.00%	11/15/2028	30	30,139
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B, Ref. RB	5.00%	11/15/2029	15	15,065
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2036	1,010	1,012,883
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	225	225,224
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2026	500	502,659
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2041	185	185,492
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2046	25	25,040
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	100	100,070
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2026	115	115,740
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2026	20	20,079
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2012 A-5, VRD GO Bonds, (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)	2.28%	10/01/2042	$1,000	$1,000,000
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2029	45	45,264
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2030	85	85,489
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2031	30	30,168
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2032	155	155,844
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2033	560	562,866
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2034	235	236,126
New York (City of), NY, Series 2016 B-1, GO Bonds	4.00%	12/01/2036	5	4,847
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2037	370	371,446
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2038	20	20,074
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	365	366,114
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2028	25	25,051
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2029	50	50,098
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2030	5	5,010
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2032	50	50,091
New York (City of), NY, Series 2016 E, Ref. GO Bonds	4.00%	08/01/2033	55	55,002
New York (City of), NY, Series 2018 D, VRD GO Bonds(c)	3.05%	12/01/2047	450	450,000
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2026	35	35,142
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2026	20	20,000
New York (City of), NY, Subseries 2008 L-4, VRD GO Bonds, (LOC - U.S. Bank, N.A.)(c)(d)	2.90%	04/01/2038	200	200,000
New York (City of), NY, Subseries 2015 F-5, VRD GO Bonds(c)	3.05%	06/01/2044	250	250,000
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2029	635	635,303
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2030	170	170,328
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2031	120	120,226
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2032	80	80,010
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2033	35	35,060
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2034	5	4,997
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2037	75	75,098
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2038	500	500,622
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds(c)	3.00%	08/01/2044	150	150,000
New York (City of), NY, Subseries 2017 B, VRD GO Bonds(c)	3.05%	10/01/2046	200	200,000
New York (City of), NY, Subseries 2018 E-5, VRD GO Bonds, (LOC - TD Bank, N.A.)(c)(d)	2.90%	03/01/2048	1,000	1,000,000
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2026	5	5,010
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2026	100	100,000
New York (City of), NY, Subseries 2026 H-2,VRD GO Bonds(c)	3.00%	02/01/2056	700	700,000
New York (City of), NY Municipal Water Finance Authority, Series 2010 DD, VRD RB(c)	3.00%	06/15/2043	2,550	2,550,000
New York (City of), NY Municipal Water Finance Authority, Series 2013, VRD RB(c)	0.03%	06/15/2048	700	700,000
New York (City of), NY Municipal Water Finance Authority, Series 2013, VRD RB(c)	2.90%	06/15/2049	750	750,000
New York (City of), NY Municipal Water Finance Authority, Series 2013, VRD RB(c)	3.00%	06/15/2050	100	100,000
New York (City of), NY Municipal Water Finance Authority, Series 2015 VRD RB(c)	2.28%	06/15/2048	1,000	1,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	405	405,789
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-2, RB	5.00%	06/15/2028	295	297,026
New York (City of), NY Municipal Water Finance Authority, Series 2021, RB	5.00%	06/15/2028	110	110,755
New York (City of), NY Municipal Water Finance Authority, Series 2022, Ref. VRD RB(c)	3.05%	06/15/2044	100	100,000
New York (City of), NY Municipal Water Finance Authority, Series 2023 CC, VRD RB(c)	3.05%	06/15/2053	200	200,000
New York (City of), NY Municipal Water Finance Authority, Series 2026, Ref. VRD RB(c)	3.05%	06/15/2041	1,000	1,000,000
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 B, Ref. RB	5.25%	06/15/2037	135	135,805
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2037	420	422,146
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2038	475	477,344
New York (City of), NY Municipal Water Finance Authority, Subseries 2016, Ref. RB	4.00%	06/15/2033	100	100,126
New York (City of), NY Municipal Water Finance Authority, Subseries 2016, Ref. RB	4.00%	06/15/2038	225	221,310
New York (City of), NY Transitional Finance Authority, Series 2002 1, Ref. RB	5.00%	11/01/2026	15	15,062
New York (City of), NY Transitional Finance Authority, Series 2014, VRD RB(c)	2.28%	02/01/2044	1,000	1,000,000
New York (City of), NY Transitional Finance Authority, Series 2015 E3, VRD RB(c)	3.00%	02/01/2045	400	400,000
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	5	5,007
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2026	75	75,308
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2026	65	65,267
New York (City of), NY Transitional Finance Authority, Series 2018, VRD RB(c)	2.90%	08/01/2042	1,000	1,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2026	$605	$607,488
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2026	545	547,241
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2026	205	205,843
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2026	20	20,082
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2026	10	10,041
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2026	150	150,617
New York (City of), NY Transitional Finance Authority, Subseries 2010 A-4, VRD RB(c)	3.05%	08/01/2039	200	200,000
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-7, VRD RB(c)	2.25%	08/01/2039	250	250,000
New York (City of), NY Transitional Finance Authority, Subseries 2020 D-1, RB	5.00%	11/01/2026	5	5,021
New York (City of), NY Transitional Finance Authority, Subseries 2021 F-1, Ref. RB	5.00%	11/01/2026	30	30,123
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2026	15	15,062
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB(a)(b)	4.00%	10/01/2026	225	225,246
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB(a)(b)	4.00%	10/01/2026	540	540,591
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016-1E, Ref. RB(a)(b)	4.00%	10/01/2026	110	110,120
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2016 A, Ref. RB	5.00%	12/01/2026	95	95,537
New York (City of), NY Trust for Cultural Resources (The) (The Museum of Modern Art), Series 2016 1E, Ref. RB(a)(b)	4.00%	10/01/2026	45	45,049
New York (State of), Series 2017 207, VRD RB(c)	2.15%	04/01/2047	500	500,000
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2028	70	70,142
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2032	195	195,373
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2033	60	60,102
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2033	505	505,950
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2034	355	355,583
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2034	60	60,107
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2035	55	55,087
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2035	165	165,280
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2036	80	80,121
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2036	130	130,208
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2037	25	25,036
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2038	210	210,288
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2039	35	35,046
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2041	220	220,264
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2042	545	545,618
New York (State of) Dormitory Authority, Series 2016, RB	5.00%	02/15/2032	10	10,018
New York (State of) Dormitory Authority, Series 2016, Ref. RB	4.00%	07/01/2040	565	534,839
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2026	60	60,118
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2028	15	15,033
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2029	10	10,022
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2030	170	170,366
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2031	450	450,965
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2032	55	55,117
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2033	160	160,315
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2033	125	125,212
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2034	400	400,654
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2035	125	125,197
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2026	125	125,245
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(e)	5.00%	10/01/2026	25	25,050
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(e)	5.00%	10/01/2026	40	40,080
New York (State of) Dormitory Authority (Bidding Group B), Series 2016 A, RB	5.00%	03/15/2031	460	460,900
New York (State of) Dormitory Authority (Columbia University) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2026	465	465,982
New York (State of) Dormitory Authority (Columbia University) (Green Bonds), Series 2016, RB	4.00%	10/01/2026	25	25,032
New York (State of) Dormitory Authority (Group B), Series 2016 A, RB(a)(b)	5.00%	09/15/2026	265	265,274
New York (State of) Housing Finance Agency, Series 2004 A, VRD RB, (LOC - Fannie Mae)(c)(d)	2.10%	11/15/2037	300	300,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Housing Finance Agency (160 Madison Avenue), Series 2014,VRD RB, (LOC - Landesbank Hessen-Thüringen)(c)(d)	3.30%	11/01/2046	$150	$150,000
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(e)	5.00%	11/15/2026	70	70,371
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2028	50	50,104
New York City Housing Development Corp. (Green Bonds), Series 2006 A, VRD RB, (LOC - Fannie Mae)(c)(d)	2.25%	10/15/2041	200	200,000
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2026	100	100,530
Suffolk (County of), NY Water Authority, Series 2013, Ref. RB	3.00%	06/01/2028	10	10,002
Triborough Bridge & Tunnel Authority, Series 2001 C Ref. VRD RB, (LOC - Barclays Bank PLC)(c)(d)	3.05%	01/01/2032	100	100,000
Triborough Bridge & Tunnel Authority, Series 2005 B-4C, VRD Ref. RB, (LOC - U.S. Bank, N.A.)(c)(d)	0.03%	01/01/2031	100	100,000
Triborough Bridge & Tunnel Authority, Series 2008 B-2, RB	5.00%	11/15/2026	85	85,425
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2026	15	15,075
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2026	55	55,275
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2005 A, VRD RB, (LOC - Barclays Bank PLC)(c)(d)	2.15%	11/01/2041	500	500,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2026	85	85,425
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Subseries 2017 C-1, Ref. RB	5.00%	11/15/2026	80	80,400
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2026	305	306,552
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2028	35	35,157
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2029	145	145,610
				41,473,134
North Carolina-2.70%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 G, VRD RB(c)	3.00%	01/15/2048	1,850	1,850,000
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 H, VRD RB(c)	3.00%	01/15/2048	1,300	1,300,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2007, Ref. VRD RB(c)	3.00%	01/15/2037	450	450,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2007, Ref. VRD RB(c)	3.00%	01/15/2038	1,050	1,050,000
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2026	190	191,175
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2026	75	75,000
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2026	135	135,277
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	4.00%	10/01/2039	30	29,463
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2040	215	215,074
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	55	55,003
North Carolina (State of) Housing Finance Agency (Social Bonds), Series 2023, VRD RB, (CEP - GNMA)(c)	2.90%	07/01/2049	200	200,000
North Carolina (State of) Medical Care Commission (Deerfield Episcopal Retirement Community), Series 2016, Ref. RB	5.00%	11/01/2037	150	150,161
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	4.00%	06/01/2042	130	123,846
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2025 C, VRD RB(c)	3.00%	06/01/2055	350	350,000
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	70	70,062
Raleigh & Durham (Cities of), NC Airport Authority, Series 2008 C, Ref. VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.24%	05/01/2036	1,000	1,000,000
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2026	10	10,000
				7,255,061
Ohio-2.04%
Allen (County of), IN (Catholic Health Partners), Series 2012, VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.25%	05/01/2036	400	400,000
Butler (County of), OH (UC Health), Series 2016, Ref. RB	5.00%	11/15/2045	275	266,385
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(e)	5.25%	12/01/2026	235	236,604
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2029	150	150,303
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	25,048
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2032	1,015	1,016,883
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	5.00%	12/01/2026	$25	$25,144
Cuyahoga (County of), OH (Convention Hotel), Series 2014, Ref. RB	3.00%	12/01/2027	160	160,025
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2022 B, Ref. VRD RB(c)	3.05%	11/01/2042	700	700,000
Hamilton (County of), OH, Series 2016 A, Ref. RB(a)(b)	4.00%	12/01/2026	95	95,317
Hamilton (County of), OH, Series 2016 A, Ref. RB(a)(b)	4.00%	12/01/2026	85	85,284
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2026	50	50,300
Hamilton (County of), OH, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2026	340	341,973
Hamilton (County of), OH, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2026	115	115,667
Miami University, Series 2017, Ref. RB(a)(b)	5.00%	09/01/2026	105	105,000
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2026	210	210,194
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2026	190	191,351
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2026	105	105,746
Ohio (State of) Higher Educational Facility Commission, Series 2016, Ref. RB	5.00%	07/01/2042	30	30,013
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2008 B4, Ref. VRD RB(c)	3.00%	01/01/2043	250	250,000
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2026	90	90,566
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	12/01/2026	80	80,503
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2026	55	55,346
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 C, VRD RB(c)	2.90%	12/01/2054	500	500,000
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2026	50	50,309
University of Cincinnati, Series 2016 C, RB	5.00%	06/01/2041	10	10,000
University of Cincinnati, Series 2016 C, RB	5.00%	06/01/2046	125	125,000
				5,472,961
Oklahoma-0.48%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2026	85	85,000
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2029	75	75,407
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2030	195	196,052
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2031	135	135,718
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	135	135,694
Grand River Dam Authority, Series 2016 A, Ref. RB	4.00%	06/01/2033	635	635,678
Tulsa (County of), OK Industrial Authority (Jenks Public Schools), Series 2015, RB	5.00%	09/01/2026	25	25,000
				1,288,549
Oregon-0.57%
Clackamas County School District No. 12 North Clackamas, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2032	35	35,009
Oregon (State of), Series 2017, Ref. VRD GO Bonds(c)	0.02%	06/01/2041	200	200,000
Oregon (State of) (Article XI-G OHSU), Series 2016 C, GO Bonds	5.00%	08/01/2041	100	100,082
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2026	125	125,633
Oregon (State of) Facilities Authority (Peaceheal), Series 2014, Ref. RB	4.13%	11/15/2032	230	230,029
Oregon (State of) Facilities Authority (Samaritan Health Services), Series 2016 A, Ref. RB	5.00%	10/01/2035	15	14,850
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2017 A, RB(a)(b)	5.00%	09/01/2026	500	500,000
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2033	50	50,052
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2035	40	40,037
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2036	160	160,138
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2037	50	50,041
Portland Community College District, Series 2018, GO Bonds	5.00%	06/15/2029	25	25,035
				1,530,906
Pennsylvania-4.33%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds(a)(b)	4.00%	11/01/2026	200	200,439
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds(a)	5.00%	11/01/2026	80	80,307
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds(a)(b)	5.00%	11/01/2026	90	90,346
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds(a)(b)	5.00%	11/01/2026	25	25,096
Allegheny (County of), PA, Series 2016 C-76, GO Bonds(a)(b)	5.00%	11/01/2026	175	175,672
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Allegheny (County of), PA Industrial Development Authority (The Watson Institute Friendship Academy), Series 2010, VRD RB, (LOC - PNC Bank, N.A.)(c)(d)	2.28%	08/01/2040	$1,000	$1,000,000
Delaware County Regional Water Quality Control Authority, Series 2016, RB	5.00%	11/01/2046	105	102,226
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, (INS - AGI)(c)(e)	2.35%	12/01/2028	550	550,000
Erie (City & County of), PA Water Authority, Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	80	80,454
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016 A, Ref. RB(a)(b)	5.00%	09/08/2026	140	140,062
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	375	375,378
Pennsylvania (Commonwealth of), First Series 2023 A, GO Bonds	5.00%	09/01/2026	180	180,000
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2026	100	100,000
Pennsylvania (Commonwealth of), Second series 2016, GO Bonds	5.00%	09/15/2026	100	100,101
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2028	300	300,582
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2029	95	95,178
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2030	80	80,019
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2031	35	35,003
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2032	660	660,011
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2034	375	372,338
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2026	175	175,379
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2016, Ref. RB	4.00%	03/15/2033	95	95,018
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2016, Ref. RB	4.00%	03/15/2034	55	55,003
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(e)	5.00%	06/01/2030	65	65,352
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(e)	5.00%	06/01/2031	310	311,602
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(e)	5.00%	06/01/2032	125	125,605
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(e)	5.00%	06/01/2033	435	437,094
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016, Ref. RB	5.00%	06/01/2034	15	15,072
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2026	15	15,092
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2026	155	155,955
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2028	45	45,259
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2029	85	85,470
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2030	15	15,080
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2031	160	160,817
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2032	260	261,273
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	4.00%	12/01/2034	75	75,039
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	4.00%	12/01/2041	250	237,537
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A, RB, (INS - AGI)(e)	4.00%	12/01/2037	75	74,991
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-2, Ref. RB	5.00%	12/01/2026	75	75,462
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020, Ref. VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.28%	12/01/2039	800	800,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 B, VRD Ref. RB, (LOC - TD Bank, N.A.)(c)(d)	2.28%	12/01/2043	600	600,000
Pennsylvania State University (The), Series 2016 A, RB(a)(b)	5.00%	09/17/2026	300	300,276
Pennsylvania State University (The), Series 2016 B, Ref. RB(a)(b)	5.00%	09/17/2026	20	20,040
Pennsylvania State University (The), Series 2016 B, Ref. RB(a)(b)	5.00%	09/17/2026	15	15,029
Philadelphia (City of), PA, Eighth Series 2009 D, Ref. VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.32%	08/01/2031	1,000	1,000,000
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2026	15	15,026
Philadelphia (City of), PA (1998 General Ordinance), Fourteenth Series 2016, Ref. RB(a)(b)	5.00%	10/05/2026	235	235,338
Philadelphia (City of), PA (1998 General Ordinance), Series 2016, Ref. RB(a)(b)	5.00%	10/05/2026	25	25,033
Philadelphia (City of), PA Authority for Industrial Development, Series 2007 B-2, VRD Ref. RB, (LOC - TD Bank, N.A.)(c)(d)	2.28%	10/01/2030	1,000	1,000,000
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, VRD RB(c)	3.00%	07/01/2054	100	100,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds(a)(b)	5.00%	09/01/2026	$65	$65,000
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds	5.00%	09/01/2026	35	35,000
Philadelphia School District (The), Series 2016, Ref. GO Bonds(a)(b)	5.00%	09/01/2026	35	35,000
Pittsburgh (City of), PA Water & Sewer Authority, Series 2017 A, Ref. RB, (INS - AGI)(e)	5.00%	09/01/2026	145	145,000
				11,616,054
Rhode Island-0.47%
Rhode Island Health & Educational Building Corp., Series 2003 B, VRD RB(c)	2.20%	09/01/2043	250	250,000
Rhode Island Health & Educational Building Corp., Series 2008 B, VRD RB, (LOC - U.S. Bank, N.A.)(c)(d)	2.25%	11/15/2038	1,000	1,000,000
				1,250,000
South Carolina-0.47%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2026	290	291,727
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2026	235	236,435
South Carolina (State of) Jobs-Economic Development Authority (Carealliance Health Services), Series 2016 A, RB	5.25%	08/15/2046	85	85,009
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2015, Ref. RB	4.00%	10/01/2038	30	29,540
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2030	95	95,098
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2033	15	15,013
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2035	15	15,011
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2036	65	65,045
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2035	80	80,275
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2036	25	25,079
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2037	80	80,226
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2056	5	4,907
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2026	15	15,090
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2026	210	210,431
				1,248,886
South Dakota-0.31%
Rapid City (City of), SD, Series 2018, RB(a)(b)	4.00%	12/01/2026	35	35,126
South Dakota (State of) Housing Development Authority, Series 2022, VRD Ref. RB(c)	2.26%	11/01/2046	800	800,000
				835,126
Tennessee-1.37%
Blount (County of), TN Public Building Authority (The), Series 2005 D-3-A,VRD RB(c)	2.95%	06/01/2034	1,200	1,200,000
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 B, VRD RB, (LOC - U.S. Bank, N.A.)(c)(d)	2.25%	07/01/2045	1,000	1,000,000
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland), Series 2017 B, Ref. RB	5.00%	11/01/2030	25	25,085
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2041	55	51,672
Public Building Authority of Sevier County TN (The), Series 2007, VRD RB(c)	2.95%	06/01/2034	1,000	1,000,000
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	65	65,386
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	100	100,594
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Tennessee Higher Education Intercept Program)	5.00%	11/01/2026	80	80,328
Tennessee Energy Acquisition Corp., Series 2006 A, RB	5.25%	09/01/2026	85	85,000
Tennessee Energy Acquisition Corp., Series 2006 B, RB	5.63%	09/01/2026	75	75,000
				3,683,065
Texas-6.30%
Austin (City of), TX, Series 2016, Ref. RB(a)(b)	5.00%	11/15/2026	5	5,023
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2029	50	50,235
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2030	15	15,065
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2031	150	150,611
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2032	160	160,614
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2041	25	25,042
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	150	150,207
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	$40	$40,059
Austin (City of), TX, Series 2021, Ref. RB(a)	5.00%	11/15/2026	10	10,046
Austin (City of), TX, Series 2021, Ref. RB	5.00%	11/15/2026	100	100,503
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2026	80	80,402
Bexar (County of), TX, Series 2017, Ref. GO Bonds	5.00%	06/15/2028	500	500,763
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2016 A, Ref. RB, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	10	10,001
Collin County Community College District, Series 2018, GO Bonds	3.50%	08/15/2036	25	23,563
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2026	270	271,046
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2026	55	55,213
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	5.00%	11/01/2026	70	70,271
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2026	160	160,294
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2029	45	45,087
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2030	10	10,019
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2031	70	70,125
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2032	10	10,017
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2034	40	40,061
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2035	70	70,100
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2036	40	40,053
Dallas (City of), TX, Series 2016 A, Ref. RB	4.00%	10/01/2041	50	45,176
Dallas (City of), TX, Series 2021, Ref. RB	4.00%	08/15/2035	35	34,575
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	5.00%	12/01/2032	130	130,695
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2026	160	160,993
Denton (City of), TX, Series 2017, RB(a)(b)	5.00%	12/01/2026	195	196,107
Denton (City of), TX, Series 2017, RB(a)(b)	5.00%	12/01/2026	30	30,170
Denton (City of), TX, Series 2017, RB(a)(b)	5.00%	12/01/2026	205	206,164
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(e)	5.00%	11/15/2026	25	25,112
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2028	10	10,016
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2029	135	135,209
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2030	305	305,460
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2031	230	230,333
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2032	235	235,326
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2033	85	85,113
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2034	130	130,163
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2035	60	60,070
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2036	225	225,245
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2041	25	25,019
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2026	90	90,179
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2026	55	55,110
Harris (County of), TX, Series 2025 A, Ref. GO Bonds	5.00%	09/15/2026	15	15,014
Harris (County of), TX Flood Control District, Series 2025, Ref. GO Bonds	5.00%	09/15/2026	80	80,072
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2026	130	130,515
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2028	105	105,426
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2029	250	250,990
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist), Series 2025 F, VRD RB(c)	2.30%	12/01/2060	550	550,000
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2026	65	65,346
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2015, VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.25%	10/01/2045	200	200,000
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2021 C, Ref. VRD RB(c)	3.05%	10/01/2041	1,000	1,000,000
Houston (City of), TX, Series 2014, Ref. RB	4.00%	11/15/2032	135	135,049
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2028	20	20,040
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2026	85	85,417
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2028	245	246,187
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2031	385	385,457
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2035	65	65,207
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2036	$100	$100,294
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2037	5	4,936
Houston (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2029	30	30,138
Houston (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2034	185	185,634
Houston (City of), TX, Series 2016, Ref. RB	4.50%	11/15/2038	35	35,010
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2026	375	376,838
Houston (City of), TX, Series 2018 C, Ref. VRD RB(c)	2.29%	05/15/2034	1,000	1,000,000
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2026	500	502,450
Laredo (City of), TX, Series 2016, Ref. RB	4.00%	03/01/2041	100	90,762
Leander Independent School District, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	09/28/2026	10	10,017
Lone Star College System, Series 2016, Ref. GO Bonds	4.00%	02/15/2032	45	45,020
Matagorda County Navigation District No. 1 (Aep Texas Central Co.), Series 2008, Ref. RB	4.00%	06/01/2030	15	15,006
Medina Valley Independent School District, Series 2016, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	75	71,385
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(f)	5.00%	07/01/2046	100	96,500
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, VRD RB(c)	3.15%	08/01/2055	200	200,000
North Harris (County of), TX Regional Water Authority, Series 2016, Ref. RB	4.00%	12/15/2035	245	245,079
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2026	250	250,000
San Antonio (City of), TX, Series 2016 A, Ref. RB	5.00%	05/15/2031	185	185,034
San Antonio (City of), TX, Series 2016 A, Ref. RB	5.00%	05/15/2032	35	35,006
San Antonio (City of), TX, Series 2016 C, Ref. RB	5.00%	05/15/2033	120	120,424
San Antonio (City of), TX, Series 2016 C, Ref. RB	5.00%	05/15/2034	155	155,521
San Antonio (City of), TX, Series 2016 C, Ref. RB	5.00%	05/15/2036	205	205,589
San Antonio (City of), TX, Series 2016 C, Ref. RB	4.00%	05/15/2037	15	14,650
San Antonio (City of), TX, Series 2016 C, Ref. RB	5.00%	05/15/2041	80	80,144
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2028	60	60,042
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2029	320	320,398
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2030	105	105,130
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2032	140	140,097
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2032	85	85,106
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2033	40	40,028
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2034	145	145,101
San Jacinto Community College District, Series 2016 A, GO Bonds	4.00%	02/15/2041	300	277,847
Spring Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	10	10,017
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	50	50,015
Tarrant County Cultural Education Facilities Finance Corp., Series 2016, Ref. RB	4.00%	02/15/2035	10	9,938
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hosps Dallas), Series 2008, VRD Ref. RB, (LOC - TD Bank, N.A.)(c)(d)	2.90%	10/01/2041	1,000	1,000,000
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	300	300,138
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	5.00%	02/15/2034	110	110,107
Texas (State of), Series 2011C, VRD Ref. GO Bonds(c)	2.29%	06/01/2042	500	500,000
Texas (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2026	5	5,010
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2026	35	35,071
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2026	250	250,507
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2026	355	355,680
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2026	145	145,275
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB(a)(b)	5.00%	10/01/2026	5	5,009
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2030	120	120,090
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2032	130	130,058
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2033	40	40,012
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2035	55	54,997
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2036	30	29,757
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	10	10,007
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2026	135	135,391
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2018, RB	5.00%	10/15/2026	15	15,043
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2028	$100	$100,109
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2029	70	70,050
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2030	10	10,015
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2031	10	10,015
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2032	15	15,021
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2033	5	5,007
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2034	5	5,006
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2035	15	15,018
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	70	70,076
University of Houston, Series 2017 C, Ref. RB	4.00%	02/15/2037	150	147,090
				16,904,090
Utah-0.96%
Utah (County of), UT (IHC Health Services, Inc.), Series 2014, VRD RB(c)	2.30%	05/15/2049	950	950,000
Utah (County of), UT (IHC Health Services, Inc.), Series 2018 C, VRD RB(c)	2.95%	05/15/2058	1,050	1,050,000
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2027	205	205,021
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	180	179,489
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2029	70	70,043
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2030	95	95,056
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2031	35	35,018
				2,584,627
Vermont-0.12%
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center (The)), Series 2016 A, Ref. RB	5.00%	12/01/2032	10	10,009
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2034	5	5,003
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2035	235	235,089
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2036	80	80,026
				330,127
Virginia-0.62%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB, (INS - AGI)(e)	5.00%	07/01/2041	105	105,016
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2026	5	5,006
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2026	110	110,225
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2030	125	126,498
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2031	90	91,078
Norfolk (City of), VA, Series 2016 B, Ref. GO Bonds	4.00%	10/01/2028	75	75,088
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.90%	07/01/2052	150	150,000
Virginia (Commonwealth of) College Building Authority, Series 2015 B, Ref. RB, (CEP - Virginia Higher Education Intercept Program)	3.00%	09/01/2027	25	25,003
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Virginia Higher Education Intercept Program)	3.00%	09/01/2026	135	135,000
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Virginia Higher Education Intercept Program)	5.00%	09/01/2028	100	100,195
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Virginia Higher Education Intercept Program)	5.00%	09/01/2029	65	65,127
Virginia (Commonwealth of) Transportation Board, Series 2016, RB(a)(b)	5.00%	09/15/2026	230	230,204
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2026	65	65,062
Virginia Resources Authority Clean Water Revolving Fund, Series 2025, Ref. RB	5.00%	10/01/2026	70	70,138
Winchester Economic Development Authority, Series 2024, Ref. VRD RB, (LOC - Truist Bank)(c)(d)	3.00%	01/01/2054	300	300,000
				1,653,640
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-2.38%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB(a)(b)	5.00%	11/01/2026	$150	$150,589
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2026	180	180,716
Chelan County Public Utility District No. 1, Series 2008 B, Ref. VRD RB(c)	2.15%	07/01/2032	1,000	1,000,000
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2026	175	176,091
King & Snohomish Counties School District No. 417 Northshore, Series 2025, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2026	25	25,145
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2038	265	260,276
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2039	5	4,882
King (County of), WA, Series 2024, Ref. VRD RB(c)	3.03%	01/01/2042	300	300,000
King (County of), WA, Series 2025, VRD RB(c)	3.00%	01/01/2065	300	300,000
King (County of), WA Public Hospital District No. 1 (Valley Medical Center), Series 2017, Ref. GO Bonds(a)(b)	5.00%	12/01/2026	15	15,040
King County School District No. 401 Highline, Series 2015, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2026	50	50,068
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2028	240	241,435
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2029	180	180,480
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2030	20	20,110
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2031	120	120,626
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Washington School Bond Guaranty)	3.13%	12/01/2032	90	86,152
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2035	105	105,005
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2026	55	55,341
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2028	65	65,400
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2029	350	352,057
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2030	555	558,135
King County School District No. 411 Issaquah, Series 2016, GO Bonds(a)(b)	3.00%	09/14/2026	155	155,016
King County School District No. 411 Issaquah, Series 2016, GO Bonds(a)(b)	4.00%	09/14/2026	20	20,009
King County School District No. 411 Issaquah, Series 2016, GO Bonds(a)(b)	4.00%	09/14/2026	65	65,031
King County School District No. 411 Issaquah, Series 2017, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2032	745	749,378
King County School District No. 411 Issaquah, Series 2022, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2026	310	311,878
North Thurston Public Schools, Series 2017, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2026	145	145,893
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2026	30	30,173
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	200,442
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.00%	10/01/2034	55	55,006
Washington (State of) Housing Finance Commission, Series 2008, VRD RB, (LOC - Wells Fargo Bank, N.A.)(c)(d)	2.28%	04/01/2043	400	400,000
				6,380,374
West Virginia-0.78%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2026	85	85,000
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2018, VRD Ref. RB, (LOC - TD Bank, N.A.)(c)(d)	2.24%	06/01/2034	1,000	1,000,000
West Virginia Hospital Finance Authority, Series 2018, VRD Ref. RB, (LOC - PNC Bank, N.A.)(c)(d)	2.28%	06/01/2041	1,000	1,000,000
				2,085,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-2.04%
Appleton Redevelopment Authority, Series 2001, VRD RB, (LOC - Thrivent Finl Lutherans)(c)(d)	2.50%	06/01/2036	$300	$300,000
University of Wisconsin Hospitals & Clinics, Series 2018 B, Ref. VRD RB(c)	3.05%	04/01/2048	600	600,000
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	85	85,350
Wisconsin (State of), Series 2017-2, Ref. GO Bonds	5.00%	11/01/2026	530	532,179
Wisconsin (State of) (Cone Health), Series 2023 B, Ref. VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.90%	10/01/2055	1,000	1,000,000
Wisconsin (State of) Health & Educational Facilities Authority, Series 2016, Ref. RB	5.00%	10/01/2041	215	215,068
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2033	135	135,003
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2035	50	49,214
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	5.00%	11/15/2039	370	371,630
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2026	125	125,151
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2028	50	50,362
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2029	40	40,290
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2030	65	65,292
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2031	270	271,211
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	4.00%	11/15/2032	70	70,009
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2035	145	145,646
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2019, Ref. RB	5.00%	11/15/2026	20	20,090
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	5.00%	11/15/2036	165	165,733
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(c)(d)	2.15%	08/15/2034	250	250,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2013, RB	4.00%	08/15/2038	200	191,591
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	5.00%	12/01/2041	90	90,098
Wisconsin (State of) Health & Educational Facilities Authority (The Medical College of Wisconsin,Inc.), Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(c)(d)	2.90%	12/01/2033	700	700,000
				5,473,917
Wyoming-0.15%
Wyoming (State of) Community Development Authority, Series 2022-2, Ref. VRD RB, (CEP - GNMA)(c)	2.15%	06/01/2048	400	400,000
TOTAL INVESTMENTS IN SECURITIES(g)-88.08% (Cost $236,789,698)				236,474,329
OTHER ASSETS LESS LIABILITIES-11.92%				31,991,308
NET ASSETS-100.00%				$268,465,637

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
August 31, 2026
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2026.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at August 31, 2026 represented less than 1% of the Fund’s Net Assets.

(g)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
TD Bank, N.A.	8.58%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
August 31, 2026
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.69%
Alabama-0.48%
Alabama (State of), Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	$65	$65,129
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2027	100	102,482
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2027	450	462,434
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2027	80	81,930
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB(b)(c)	4.00%	01/01/2027	135	135,653
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	15	15,122
Jefferson (County of), AL, Series 2017, Ref. RB	5.00%	09/15/2028	10	10,119
Jefferson (County of), AL, Series 2017, Ref. RB	4.00%	09/15/2036	100	100,068
Jefferson (County of), AL, Series 2017, Ref. RB	4.00%	09/15/2037	195	194,390
Jefferson (County of), AL, Series 2017, Ref. Revenue Wts.	5.00%	09/15/2029	25	25,274
Jefferson (County of), AL, Series 2017, Ref. Revenue Wts.	5.00%	09/15/2030	150	151,552
Jefferson (County of), AL, Series 2017, Ref. Revenue Wts.	5.00%	09/15/2033	90	90,805
Jefferson (County of), AL, Series 2017, Ref. Revenue Wts.	5.00%	09/15/2034	45	45,375
Jefferson (County of), AL, Series 2017, Ref. Revenue Wts.	5.00%	09/15/2035	45	45,346
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2027	70	71,623
Tuscaloosa (City of), AL Board of Education, Series 2017, Revenue Wts.(b)(c)	4.00%	02/01/2027	80	80,471
Tuscaloosa County Board of Education, Series 2017, RB(b)(c)	5.00%	02/01/2027	30	30,300
UAB Medicine Finance Authority, Series 2017 B-2, Ref. RB(b)	5.00%	09/01/2041	5	5,059
				1,713,132
Alaska-0.24%
Alaska (State of) Municipal Bond Bank Authority, Series 2017 A, RB	4.00%	10/01/2037	420	416,634
Alaska (State of) Municipal Bond Bank Authority, Series 2017 A, RB	5.50%	10/01/2042	20	20,385
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2027	215	219,163
North Slope (Borough of), AK, Series 2025, GO Bonds	5.00%	06/30/2027	215	219,163
				875,345
Arizona-1.85%
Arizona (State of), Series 2019 A, Ref. COP(b)	5.00%	10/01/2027	170	174,539
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2027	130	132,732
Arizona (State of) Department of Transportation, Series 2026, Ref. RB	5.00%	07/01/2027	195	199,097
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2022 A, RB	4.00%	11/01/2027	135	135,146
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2027	115	117,263
Arizona State University Board of Regents, Series 2017 B, Ref. RB	5.00%	07/01/2043	65	65,526
Arizona Water Infrastructure Finance Authority, Series 2024, Ref. RB	5.00%	10/01/2027	135	138,590
Chandler (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2027	140	142,930
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	4.00%	01/01/2032	465	466,940
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	5.00%	01/01/2032	100	100,746
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	5.00%	01/01/2033	95	95,709
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	4.00%	01/01/2036	235	235,980
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2027	80	80,573
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2031	295	297,201
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2034	190	191,417
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2035	355	357,648
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	4.00%	01/01/2038	$25	$25,104
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2038	355	357,648
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2027	105	106,952
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2021 D, GO Bonds	5.00%	07/01/2027	45	45,837
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2024 A, GO Bonds	5.00%	07/01/2027	130	132,699
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2027	60	61,246
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2027	65	65,763
Phoenix (City of), AZ, Series 2022, Ref. GO Bonds	5.00%	07/01/2027	90	91,869
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2032	210	213,310
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2027	40	40,162
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2027	185	188,764
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	155	157,836
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2030	70	71,214
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2031	135	137,255
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	85	86,285
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2036	360	364,429
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2037	35	35,394
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2027	130	131,079
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2029	125	126,011
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2030	30	30,231
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2031	125	125,948
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2033	145	146,027
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2034	190	191,295
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2036	190	191,180
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	4.00%	01/01/2038	15	14,716
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2038	95	95,520
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2027	135	136,121
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2027	125	126,038
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2027	35	35,291
University of Arizona Board of Regents, Series 2017 B, Ref. RB	5.00%	07/01/2042	145	146,158
				6,609,419
California-16.92%
Adelanto Public Utility Authority (Utility System), Series 2017 A, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2039	180	181,749
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB	5.00%	10/01/2027	10	10,268
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB	5.00%	10/01/2029	60	61,514
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB	5.00%	10/01/2034	155	158,196
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements), Series 2019 A, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2036	325	329,838
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements), Series 2019, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2035	55	55,918
Anaheim Union High School District, Series 2018, GO Bonds	4.00%	08/01/2042	10	9,374
Antelope Valley Community College District, Series 2017 A, Ref. GO Bonds(b)(c)	4.50%	02/15/2027	110	111,097
Bay Area Toll Authority, Series 2017, Ref. RB	3.25%	04/01/2036	260	239,093
Bay Area Toll Authority, Series 2024 F-1, RB	5.00%	04/01/2027	10	10,157
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2027	50	50,786
Bay Area Toll Authority, Series 2025, Ref. RB	5.00%	04/01/2027	115	116,808
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB(b)(c)	5.00%	04/01/2027	105	106,645
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2027	215	218,380
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2029	200	201,656
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2030	240	241,753
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2031	215	216,382
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2032	50	50,263
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2033	35	35,149
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2034	$45	$45,127
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2035	75	75,119
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2037	310	308,484
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2038	80	78,315
California (State of), Series 2003, GO Bonds, (INS - AMBAC)(a)	5.00%	02/01/2027	145	146,499
California (State of), Series 2016, Ref. GO Bonds(b)(c)	5.00%	10/05/2026	5	5,015
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2027	95	95,128
California (State of), Series 2017, GO Bonds	5.00%	11/01/2027	160	164,570
California (State of), Series 2017, GO Bonds	5.00%	08/01/2029	110	112,505
California (State of), Series 2017, GO Bonds	5.00%	08/01/2031	280	286,046
California (State of), Series 2017, GO Bonds	5.00%	11/01/2031	190	195,151
California (State of), Series 2017, GO Bonds	5.00%	08/01/2032	90	91,833
California (State of), Series 2017, GO Bonds	4.00%	11/01/2032	150	151,371
California (State of), Series 2017, GO Bonds	5.00%	11/01/2032	35	35,896
California (State of), Series 2017, GO Bonds	5.00%	11/01/2035	70	71,487
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	200	203,154
California (State of), Series 2017, Ref. GO Bonds	3.50%	08/01/2027	345	347,997
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2027	250	250,207
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	105	105,378
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	340	347,700
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	555	570,854
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	110	112,505
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	130	132,961
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2029	350	359,992
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	605	618,422
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	85	86,886
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	250	256,962
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2031	20	20,217
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2031	100	102,711
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2032	170	171,553
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	170	173,313
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2033	170	171,202
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	45	45,824
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2034	265	266,226
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	475	483,086
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2035	135	135,410
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2035	95	97,018
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	140	142,238
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2036	10	10,015
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2036	70	71,393
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2037	155	155,107
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2037	85	85,044
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2037	95	96,807
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2027	605	618,701
California (State of), Series 2019, GO Bonds	5.00%	11/01/2027	395	406,283
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	505	512,319
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2027	400	410,637
California (State of), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2027	280	287,998
California (State of), Series 2020, GO Bonds	3.00%	03/01/2027	120	120,280
California (State of), Series 2020, GO Bonds	4.00%	03/01/2027	15	15,113
California (State of), Series 2020, GO Bonds	5.00%	11/01/2027	75	77,142
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2027	120	123,428
California (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	40	41,064
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2027	250	256,155
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2027	515	523,227
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2027	420	431,169
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2027	560	577,101
California (State of), Series 2022 A, Ref. GO Bonds	5.00%	11/01/2027	245	251,998
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2022, GO Bonds	5.00%	04/01/2027	$335	$339,855
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2027	195	197,887
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	200	202,992
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2027	50	51,231
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2027	160	163,939
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2027	245	251,515
California (State of), Series 2024, GO Bonds	5.00%	08/01/2027	50	51,132
California (State of), Series 2024, GO Bonds	4.00%	09/01/2027	140	142,073
California (State of), Series 2024, GO Bonds	5.00%	09/01/2027	100	102,462
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2027	220	224,982
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2027	145	148,284
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2027	30	30,739
California (State of), Series 2025, GO Bonds	5.00%	11/01/2027	45	46,285
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2027	175	177,180
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2027	140	143,170
California (State of), Series 2026, Ref. GO Bonds	5.00%	10/01/2027	160	164,255
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2027	265	265,953
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2027	135	139,495
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2031	200	205,546
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2027	115	118,829
California (State of) Department of Water Resources, Series 2025, RB	5.00%	12/01/2027	110	113,662
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2027	70	70,468
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB(b)(c)	5.00%	12/01/2027	95	98,020
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2030	210	216,252
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2032	105	107,769
California (State of) Department of Water Resources (Central Valley), Series 2020 B, Ref. RB	5.00%	12/01/2027	110	113,662
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2027	160	165,327
California (State of) Educational Facilities Authority (Loma Linda University), Series 2017 A, Ref. RB	5.00%	04/01/2042	250	250,108
California (State of) Educational Facilities Authority (Loma Linda University), Series 2017 A, Ref. RB	5.00%	04/01/2047	150	145,615
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	185	187,165
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	60	59,305
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2047	620	607,110
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	385	360,466
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	30	30,125
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB	5.00%	11/01/2027	1,130	1,165,716
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2027	35	36,142
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2029	265	272,759
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2030	145	149,069
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2031	225	231,017
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2032	145	148,642
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2033	85	87,020
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2034	70	71,546
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2035	135	137,773
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2036	160	163,050
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2037	$205	$208,609
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2032	80	81,894
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2033	120	122,694
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2034	255	260,290
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2035	70	71,306
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2036	60	61,008
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2037	15	15,224
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2038	265	268,600
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	225	227,191
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2032	80	81,894
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2033	140	143,143
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2034	345	352,157
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2035	210	213,918
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2036	225	228,781
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2048	470	474,963
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018, RB	5.00%	11/15/2038	40	40,543
California (State of) Infrastructure & Economic Development Bank, Series 2026, Ref. RB	5.00%	10/01/2027	50	51,525
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2027	215	218,549
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2028	10	10,157
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2029	125	126,875
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2030	45	45,646
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2031	225	228,080
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2027	375	386,440
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2036	25	25,082
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2037	100	100,275
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	15	15,014
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	315	310,681
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	5	5,003
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates), Series 2019, RB, (INS - Cal-Mortgage)(a)	5.00%	01/01/2043	100	102,143
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	130	131,169
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	35	35,040
California (State of) Public Works Board, Series 2016 C, Ref. RB	5.00%	11/01/2027	65	65,278
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2027	95	97,609
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2029	140	143,413
California (State of) Public Works Board, Series 2019 C, RB	5.00%	11/01/2027	45	46,327
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2027	60	60,640
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2027	5	5,117
California (State of) Public Works Board, Series 2022 B, Ref. RB	5.00%	06/01/2027	100	101,918
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2027	45	46,052
California (State of) Public Works Board, Series 2023 B, Ref. RB	5.00%	12/01/2027	20	20,631
California (State of) Public Works Board, Series 2024, Ref. RB	5.00%	09/01/2027	30	30,763
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017, RB	5.00%	05/15/2042	25	25,071
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2027	35	35,556
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2028	$165	$167,830
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2029	95	96,621
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2030	45	45,741
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2031	160	162,535
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2032	160	162,438
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2033	95	96,397
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2034	100	101,394
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2035	100	101,314
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2036	65	65,804
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2037	120	121,384
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	60	60,646
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	290	292,509
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2027	115	118,460
California State University, Series 2026 A, Ref. RB	5.00%	11/01/2027	5	5,150
Campbell Union High School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2027	5	5,127
Ceres Unified School District, Series 2017, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2051	270	270,814
Cerritos Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2043	55	51,837
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2042	100	93,743
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.00%	08/01/2027	130	133,159
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(b)(c)	4.50%	08/01/2027	170	173,474
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(b)(c)	5.00%	08/01/2027	55	56,372
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(b)(c)	5.00%	08/01/2027	35	35,873
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(b)(c)	5.00%	08/01/2027	80	81,995
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(b)(c)	5.00%	08/01/2027	40	40,998
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2027	25	25,368
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2029	100	101,296
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2030	60	60,752
Desert Community College District, Series 2017, Ref. GO Bonds	5.00%	08/01/2033	110	112,254
Desert Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2039	10	9,734
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2029	95	96,840
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2030	85	86,585
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2031	180	183,224
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2032	80	81,365
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2033	115	116,885
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2034	150	152,348
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2035	90	91,347
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2036	5	5,071
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2027	25	25,536
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	5	5,045
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	240	241,819
Etiwanda School District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2046	180	180,639
Fairfield (City of), CA, Series 2017, Ref. RB	5.00%	04/01/2042	85	85,494
Fontana Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	10/01/2032	70	71,405
Fremont Union High School District, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2044	20	20,217
Gilroy Unified School District (Elections of 2008 & 2016), Series 2019, GO Bonds	4.00%	08/01/2048	15	13,586
Glendale Community College District (Election of 2016), Series 2017 A, GO Bonds(b)(c)	5.25%	08/01/2027	125	128,400
Hacienda La Puente Unified School District (Election of 2016), Series 2017 A, GO Bonds	5.25%	08/01/2042	115	116,405
Hartnell Community College District (Election of 2002), Series 2009 D, GO Bonds	7.00%	08/01/2034	60	62,219
Hartnell Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2042	60	56,246
Hayward Area Recreation & Park District, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2042	5	5,067
Hayward Unified School District, Series 2022, COP	5.25%	08/01/2052	150	151,145
Imperial Irrigation District, Series 2017, Ref. RB	4.00%	11/01/2041	235	223,024
Lodi Unified School District (Election of 2016), Series 2017, GO Bonds	4.00%	08/01/2041	20	18,863
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	110	110,661
Long Beach Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2027	65	66,609
Long Beach Unified School District (Election of 2022), Series 2026 B, GO Bonds	5.00%	08/01/2027	15	15,356
Los Angeles (City of), CA, Series 2017 A, RB	5.00%	06/01/2029	60	61,133
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2027	125	127,463
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2027	$25	$25,493
Los Angeles (City of), CA, Series 2025, Ref. RB	5.00%	06/01/2027	195	198,843
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2030	125	127,251
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2031	155	157,677
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2032	75	76,243
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	410	413,895
Los Angeles (City of), CA Department of Airports, Series 2017 B, RB	5.00%	05/15/2042	35	35,293
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2027	145	147,814
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2027	25	25,485
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2033	150	150,841
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2034	110	110,577
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2035	160	160,760
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	360	360,742
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2036	20	20,085
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2037	45	45,167
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2041	150	150,323
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	15	15,025
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.25%	07/01/2044	150	150,371
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2027	55	55,408
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2028	100	100,729
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2031	125	125,781
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2032	105	105,616
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2033	130	130,729
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2034	25	25,131
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2035	30	30,142
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2036	25	25,106
Los Angeles (City of), CA Department of Water & Power, Series 2017 C, RB	5.00%	07/01/2042	100	100,531
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2027	185	188,887
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2027	185	188,887
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2027	95	96,226
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2027	75	76,576
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2027	130	132,742
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2027	60	61,261
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2027	40	40,840
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2027	105	107,206
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2027	25	25,525
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2029	225	229,779
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2030	85	86,708
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2031	20	20,386
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2036	20	20,309
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2038	260	263,502
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	385	389,117
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2027	185	188,771
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2027	50	51,130
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2029	215	219,567
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2030	95	96,909
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2031	55	56,061
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2032	75	76,381
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2033	40	40,711
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2034	115	116,942
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2036	30	30,463
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2037	15	15,219
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2038	145	146,953
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2039	75	75,926
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2040	130	131,496
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2042	90	90,962
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2027	50	51,130
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2027	325	331,625
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	$170	$172,831
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2034	155	157,461
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2027	25	25,510
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2027	210	215,180
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2027	290	297,154
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2027	45	46,110
Los Angeles Community College District (Election of 2016), Series 2025 F, GO Bonds	5.00%	08/01/2027	155	158,823
Los Angeles Community College District (Election of 2022), Series 2023 A-1, GO Bonds	5.00%	08/01/2027	390	399,620
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds(b)(c)	5.00%	09/24/2026	255	255,436
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2027	320	326,777
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2027	210	214,448
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2027	305	311,460
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2027	120	122,542
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2027	50	51,059
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2027	450	459,531
Los Angeles Unified School District, Series 2025 A, Ref. GO Bonds	5.00%	07/01/2027	60	61,271
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2027	105	107,224
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2027	130	132,753
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2027	150	153,177
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2027	110	112,330
Los Rios Community College District, Series 2024 B, Ref. GO Bonds	5.00%	08/01/2027	60	61,447
Los Rios Community College District, Series 2025, Ref. GO Bonds	5.00%	08/01/2027	10	10,241
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	125	125,982
Marin Community College District (Election of 2016), Series 2019 B, GO Bonds(b)(c)	4.00%	02/15/2027	30	30,232
Metropolitan Water District of Southern California, Series 2011 C, Ref. RB	5.00%	10/01/2027	90	92,501
Metropolitan Water District of Southern California, Series 2017 A, Ref. RB	2.50%	07/01/2027	115	114,735
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2027	160	163,442
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2027	100	102,151
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	3.00%	07/01/2027	5	5,026
Miracosta Community College District, Series 2017 A, Ref. GO Bonds	4.00%	08/01/2042	40	38,834
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB(b)(c)	5.00%	11/01/2026	220	220,931
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2027	45	45,537
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2029	85	85,977
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2030	55	55,569
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	20	19,205
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	5.25%	08/01/2045	225	227,457
Pasadena Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2027	75	76,781
Pittsburg Successor Agency Redevelopment Agency, Series 2016 A, Ref. RB(b)(c)	5.00%	09/01/2026	30	30,000
Richmond (City of), CA, Series 2017 A, Ref. RB	5.25%	08/01/2047	150	151,540
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor), Series 2017 A, Ref. RB, (INS - BAM)(a)	4.00%	10/01/2040	220	206,216
Riverside (County of), CA Redevelopment Successor Agency, Series 2017 A, Ref. RB, (INS - BAM)(a)	4.00%	10/01/2039	50	47,480
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2027	40	40,827
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2029	70	72,222
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2030	170	175,123
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2031	100	102,888
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2032	185	190,103
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2033	95	97,527
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2034	100	102,518
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2035	80	81,867
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	4.00%	06/01/2036	25	25,096
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2037	165	168,362
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	205	208,789
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2039	115	116,936
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2027	60	61,513
Roseville (City of), CA, Series 2017 A, Ref. RB	4.00%	02/01/2037	75	75,031
Roseville Natural Gas Financing Authority, Series 2007, RB	5.00%	02/15/2027	5	5,045
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2027	$85	$87,239
Sacramento (City of), CA Municipal Utility District, Series 2016 I, Ref. RB	5.00%	08/15/2027	145	148,820
Sacramento (City of), CA Municipal Utility District, Series 2017 E, Ref. RB	5.00%	08/15/2027	20	20,527
Sacramento (City of), CA Municipal Utility District, Series 2018 D, Ref. RB	5.00%	08/15/2027	50	51,317
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2027	115	118,930
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2027	45	46,538
San Bernardino (City of), CA, Series 2019 A, Ref. COP	5.00%	10/01/2027	35	35,992
San Bernardino City Unified School District (Election of 2012), Series 2017 D, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2042	80	77,480
San Bernardino Community College District, Series 2017 B, Ref. GO Bonds	4.00%	08/01/2034	120	120,957
San Bernardino Community College District, Series 2019 A, GO Bonds(b)(c)	4.00%	08/16/2027	50	50,814
San Bernardino Community College District (Election of 2018), Series 2019 A, GO Bonds(b)(c)	4.00%	08/16/2027	335	340,457
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2042	200	201,798
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2027	70	71,203
San Diego Community College District, Series 2024, GO Bonds	5.00%	08/01/2027	60	61,535
San Diego Community College District (Election of 2002), Series 2009, GO Bonds(b)(c)	6.00%	08/01/2027	55	56,822
San Diego Unified School District (Election of 1998), Series 2005 E-2, Ref. GO Bonds, (INS - AGI)(a)	5.50%	07/01/2027	135	138,605
San Diego Unified School District (Election of 1998), Series 2025, Ref. GO Bonds	5.00%	07/01/2027	200	204,437
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2037	50	50,104
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	150	151,279
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2027	60	61,331
San Francisco (City & County of), CA, Series 2022-R1, Ref. GO Bonds	5.00%	06/15/2027	25	25,510
San Francisco (City & County of), CA, Series 2024, Ref. GO Bonds	5.00%	06/15/2027	190	193,874
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2027	40	40,734
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	520	522,427
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2027	65	66,193
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2027	205	205,917
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2027	160	165,001
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2027	65	67,032
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2029	265	272,720
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2032	65	66,724
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2027	135	138,927
San Francisco (City & County of), CA Public Utilities Commission (Regional Water), Series 2020 B, RB	5.00%	11/01/2050	5	5,051
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2034	65	66,576
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2027	10	10,074
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2029	140	140,921
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2035	65	65,178
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2036	35	35,063
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2037	80	80,023
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2038	10	9,942
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2039	10	9,824
San Francisco Bay Area Rapid Transit District (Election of 2004) (Green Bonds), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	135	137,515
San Francisco Bay Area Rapid Transit District (Election of 2004) (Green Bonds), Series 2017, Ref. GO Bonds	4.00%	08/01/2037	510	511,539
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	90	90,780
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 D, GO Bonds	4.00%	08/01/2042	5	4,824
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2027	25	25,614
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, Ref. GO Bonds	5.00%	08/01/2027	$85	$87,089
San Francisco Unified School District (Election of 2024, Series 2025 A, GO Bonds	5.00%	06/15/2027	30	30,600
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	170	170,895
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	300	301,038
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2034	140	142,234
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2035	265	268,911
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2027	115	117,858
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	150	146,987
San Jose Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2027	150	153,728
San Juan Unified School District, Series 2024, Ref. GO Bonds	5.00%	08/01/2027	130	133,171
Santa Ana College Improvement District #1 Rancho Santiago Community College District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2041	160	150,906
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	85	86,751
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2032	10	10,194
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2033	65	66,208
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	4.00%	08/01/2034	105	105,689
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2027	25	25,621
Santa Clara Unified School District (Election of 2018), Series 2025, GO Bonds	4.00%	07/01/2027	95	96,399
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2027	150	152,323
Santa Monica (City of), CA Public Financing Authority (Green Bonds), Series 2017, RB	4.00%	07/01/2047	20	18,430
Sequoia Union High School District, Series 2025, GO Bonds	5.00%	07/01/2027	125	127,668
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds(b)(c)	5.25%	08/15/2027	90	92,473
Southern California Public Power Authority (Green Bonds), Series 2023, Ref. RB	5.00%	07/01/2027	115	117,292
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.25%	11/01/2027	15	15,308
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2041	75	75,256
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2046	130	130,320
University of California, Series 2017 AV, RB	5.00%	05/15/2034	30	30,413
University of California, Series 2017 AV, RB	5.00%	05/15/2036	125	126,517
University of California, Series 2017 AV, RB	5.00%	05/15/2042	425	429,214
University of California, Series 2017 AV, RB	5.25%	05/15/2042	575	582,538
University of California, Series 2017 AV, RB	5.00%	05/15/2047	40	40,289
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2027	145	147,680
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2029	100	101,724
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2030	175	177,873
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2031	95	96,494
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2032	90	91,356
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2033	220	221,267
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2034	220	221,080
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2035	190	190,736
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2036	70	70,850
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2037	40	40,459
University of California, Series 2017 M, RB	5.00%	05/15/2037	20	20,227
University of California, Series 2017, RB	5.00%	05/15/2035	45	45,583
University of California, Series 2017, RB	5.25%	05/15/2047	15	15,136
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2027	65	65,750
University of California, Series 2018, Ref. RB	5.00%	05/15/2027	70	71,294
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2027	5	5,092
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2027	10	10,185
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2027	175	178,235
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2027	125	127,311
University of California, Series 2024 BX, RB	5.00%	05/15/2027	25	25,462
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2027	195	198,605
University of California, Series 2026 CF, Ref. RB	5.00%	11/15/2027	5	5,156
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2030	50	50,814
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2031	170	172,649
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2032	60	60,895
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2033	85	86,220
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2034	$30	$30,409
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2035	110	111,409
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2036	45	45,540
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	570	575,572
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	350	352,479
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	100	100,434
Vernon (City of), CA, Series 2021 A, RB	5.00%	10/01/2027	160	163,268
West Valley-Mission Community College District, Series 2017 B, Ref. GO Bonds	5.00%	08/01/2032	110	112,151
West Valley-Mission Community College District, Series 2017 B, Ref. GO Bonds	4.00%	08/01/2034	45	45,295
				60,525,507
Colorado-1.42%
Adams & Weld (Counties of) & Broomfield (City & County of), CO School District No. 27J, Series 2026 B, Ref. GO Bonds	5.50%	12/01/2027	10	10,361
Adams & Weld Counties School District No. 27J Brighton, Series 2017, GO Bonds	5.00%	12/01/2042	235	238,274
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2027	60	60,420
Arapahoe County School District No. 5 Cherry Creek, Series 2025, Ref. GO Bonds	5.00%	12/15/2027	130	134,123
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2027	150	155,328
Board of Governors of Colorado State University System, Series 2017 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	03/01/2040	60	57,399
Colorado (State of), Series 2017 J, COP	5.00%	03/15/2032	165	166,845
Colorado (State of), Series 2017 J, COP	5.00%	03/15/2037	235	237,010
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2027	135	138,951
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2027	185	190,415
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2027	150	154,390
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2040	250	250,999
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2043	180	180,559
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	165	165,262
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2027	75	76,397
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2027	75	75,570
Colorado (State of) Regional Transportation District, Series 2017 B, Ref. RB	5.00%	11/01/2033	95	97,070
Colorado (State of) Regional Transportation District, Series 2017 B, Ref. RB	4.00%	11/01/2036	190	190,388
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2027	140	143,966
Colorado (State of) Regional Transportation District (Fastracks), Series 2017 B, Ref. RB	5.00%	11/01/2034	270	275,383
Colorado (State of) Regional Transportation District (Fastracks), Series 2023 A, Ref. RB	5.00%	11/01/2027	120	123,400
Colorado School of Mines, Series 2017 B, RB	5.00%	12/01/2042	15	15,125
Colorado School of Mines, Series 2017 B, RB	5.00%	12/01/2047	25	25,093
Colorado Springs (City of), CO, Series 2017 A-2, RB	5.00%	11/15/2042	100	101,595
Denver (City & County of), CO, Series 2017 B, Ref. RB	5.00%	11/15/2033	70	71,552
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2027	130	132,980
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2027	125	128,565
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2027	75	77,094
Denver (City & County of), CO, Series 2026 A, GO Bonds	5.00%	08/01/2027	60	61,375
Denver (City & County of), CO Board of Water Commissioners (The) (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	195	196,795
Denver City & County School District No. 1, Series 2017, GO Bonds(b)(c)	5.00%	12/01/2026	70	70,415
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2027	85	86,536
Denver City & County School District No. 1, Series 2025 B, Ref. GO Bonds	5.00%	12/01/2027	150	154,618
Denver City & County School District No. 1, Series 2025 D, Ref. GO Bonds	5.00%	12/01/2027	95	97,877
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2027	155	159,916
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2027	65	66,626
Metro Water Recovery, Series 2025 A, Ref. RB	5.00%	04/01/2027	30	30,433
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2042	110	110,756
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2047	95	95,298
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2027	$175	$180,618
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2027	80	81,498
				5,067,275
Connecticut-1.83%
Bridgeport (City of), CT, Series 2017 B, Ref. GO Bonds	5.00%	08/15/2027	90	91,923
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2027	70	70,095
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2027	180	180,510
Connecticut (State of), Series 2016, Ref. RB(b)(c)	5.00%	09/01/2026	5	5,000
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2027	75	76,126
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2029	50	50,718
Connecticut (State of), Series 2017 A, GO Bonds	3.50%	04/15/2031	360	360,617
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2032	15	15,183
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2034	5	5,055
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2035	25	25,255
Connecticut (State of), Series 2017 A, GO Bonds	4.00%	04/15/2037	170	169,961
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2027	175	179,635
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2027	115	117,181
Connecticut (State of), Series 2018 D, Ref. GO Bonds	5.00%	04/15/2027	80	81,201
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2027	285	292,072
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2027	130	133,226
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2027	150	152,252
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2027	60	60,660
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2027	15	15,134
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2027	120	121,970
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2027	130	130,686
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2027	140	142,298
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2027	70	71,983
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2027	145	145,765
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2027	225	230,583
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2027	150	154,386
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2027	205	210,995
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2027	130	132,861
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2027	165	168,371
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2027	140	141,253
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2027	135	137,758
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2027	205	209,188
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2027	155	159,533
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2027	65	65,847
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2027	140	144,153
Connecticut (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/15/2027	60	61,374
Connecticut (State of), Series 2026 A, Ref. RB	5.00%	07/01/2027	5	5,102
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2032	50	50,680
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2033	55	55,715
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2034	60	60,740
Connecticut (State of) (Green Bonds), Series 2017 A, Ref. RB	5.00%	05/01/2031	50	50,714
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2027	45	45,942
Connecticut (State of) (Green Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2027	20	20,242
Connecticut (State of) (Social Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2027	225	227,402
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB(b)(c)	5.00%	09/01/2026	120	120,000
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2027	140	141,143
Connecticut (State of) (Transportation Infrastructure), Series 2022, Ref. RB	5.00%	07/01/2027	80	81,634
Connecticut (State of) (Transportation Infrastructure), Series 2023 A, RB	5.00%	07/01/2027	10	10,204
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB	5.00%	07/01/2027	90	91,838
Connecticut (State of) Health & Educational Facilities Authority, Series 2017, Ref. RB	5.00%	07/01/2042	225	226,060
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1997 S, RB	5.00%	07/01/2027	175	178,663
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2029	295	297,590
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2030	$80	$80,666
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	100,730
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2034	30	30,210
University of Connecticut, Series 2017, RB	5.00%	01/15/2031	40	40,316
University of Connecticut, Series 2017, RB	5.00%	01/15/2035	10	10,065
University of Connecticut, Series 2017, RB	5.00%	01/15/2037	100	100,561
				6,537,025
Delaware-0.12%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2027	130	131,066
Delaware (State of), Series 2019, GO Bonds	5.00%	02/01/2027	50	50,515
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2027	75	75,615
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2027	55	55,906
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2040	10	9,346
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	5.00%	07/01/2027	15	15,030
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2027	85	86,793
				424,271
District of Columbia-2.20%
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2027	75	75,449
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2029	160	162,751
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2030	235	238,818
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	110	111,629
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2033	150	152,139
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2034	165	167,213
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2035	200	202,475
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2036	95	96,094
District of Columbia, Series 2017 A, Ref. GO Bonds	4.00%	06/01/2037	20	19,868
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2037	145	146,537
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2027	105	106,974
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2029	180	183,094
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2030	90	91,462
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2031	135	137,094
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2032	70	71,037
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2033	120	120,509
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2034	70	70,213
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2038	95	95,920
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2042	25	23,313
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2042	15	15,111
District of Columbia, Series 2017, Ref. RB	5.00%	04/01/2031	95	95,964
District of Columbia, Series 2017, Ref. RB	5.00%	04/01/2034	90	90,735
District of Columbia, Series 2017, Ref. RB	5.00%	04/01/2035	100	100,746
District of Columbia, Series 2017, Ref. RB	5.00%	04/01/2036	85	85,583
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2027	440	452,254
District of Columbia, Series 2019 A, RB	5.00%	03/01/2027	80	81,008
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2027	190	195,114
District of Columbia, Series 2020 A, RB	5.00%	03/01/2027	95	96,197
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2027	145	148,903
District of Columbia, Series 2020, Ref. RB	5.00%	12/01/2027	110	113,167
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2027	65	65,642
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2027	165	170,101
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2027	75	76,410
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2027	75	76,719
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2027	165	170,101
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2027	100	101,880
District of Columbia, Series 2026 B, Ref. GO Bonds	5.00%	06/01/2027	185	188,479
District of Columbia (Georgetown University), Series 2017, Ref. RB(b)(c)	5.00%	04/01/2027	10	10,140
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2030	165	166,777
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2032	95	95,900
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2033	$130	$131,149
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2027	125	128,297
District of Columbia Water & Sewer Authority (Green Bonds), Series 2017 A, RB	5.00%	10/01/2052	10	10,029
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2027	5	5,117
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2029	95	97,212
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2030	95	97,087
Washington Metropolitan Area Transit Authority, Series 2017 A-1, Ref. RB	5.00%	07/01/2031	5	5,081
Washington Metropolitan Area Transit Authority, Series 2017 A-2, Ref. RB	5.00%	07/01/2033	55	55,797
Washington Metropolitan Area Transit Authority, Series 2017 A-2, Ref. RB	5.00%	07/01/2034	60	60,807
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2027	115	117,340
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2029	60	61,084
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2030	150	152,553
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2031	570	579,254
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2032	200	203,067
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2033	40	40,580
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2034	85	86,143
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	100	101,227
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2036	200	202,249
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2037	90	90,911
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2042	490	493,994
Washington Metropolitan Area Transit Authority, Series 2018, RB	5.00%	07/01/2043	150	151,165
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2027	50	51,064
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2027	75	76,590
				7,867,317
Florida-3.66%
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2031	230	233,601
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2032	225	228,338
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2027	175	178,400
Broward (County of), FL School District, Series 2019 A, Ref. COP	5.00%	07/01/2027	235	239,350
Broward (County of), FL School District, Series 2025 A, Ref. COP, (INS - AGI)(a)	5.00%	07/01/2027	215	219,267
Cape Coral (City of), FL, Series 2017, Ref. RB	5.00%	10/01/2039	10	10,089
Central Florida Expressway Authority, Series 2017, Ref. RB(b)(c)	5.00%	07/01/2027	205	209,085
Central Florida Expressway Authority, Series 2017, Ref. RB(b)(c)	5.00%	07/01/2027	75	76,495
Central Florida Expressway Authority, Series 2017, Ref. RB(b)(c)	5.00%	07/01/2027	145	147,890
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2042	70	70,478
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2027	165	168,329
Central Florida Tourism Oversight District, Series 2017 A, GO Bonds	5.00%	06/01/2037	200	201,631
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2027	245	249,985
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2044	245	247,304
Escambia (County of), FL, Series 2017, RB	5.00%	10/01/2043	100	100,772
Escambia (County of), FL, Series 2017, RB	5.00%	10/01/2046	75	75,379
Florida (State of), Series 2015 A, Ref. GO Bonds	2.70%	06/01/2027	25	24,969
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	50	50,097
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2027	45	45,083
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2027	85	86,729
Florida (State of), Series 2017 G, GO Bonds(b)(c)	4.00%	06/01/2027	105	106,153
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2027	100	101,865
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2027	280	285,223
Florida (State of), Series 2025 A, Ref. GO Bonds	5.00%	06/01/2027	100	101,865
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds	4.00%	06/01/2032	60	60,343
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds	4.00%	06/01/2033	200	201,011
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2027	84	86,125
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2027	190	193,818
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB(b)(c)	5.00%	10/01/2026	40	40,076
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2027	80	81,937
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	4.00%	10/01/2030	105	105,971
Florida Development Finance Corp. (Mater Academy), Series 2020 A, RB	5.00%	06/15/2040	25	25,003
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida Insurance Assistance Interlocal Agency Inc, Series 2023 A-1, RB	5.00%	09/01/2027	$5	$5,000
Fort Lauderdale (City of), FL, Series 2018, RB	4.00%	09/01/2041	155	147,934
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2029	70	71,615
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2030	60	61,286
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2031	110	112,244
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2032	155	157,978
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2033	155	157,816
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2034	210	213,518
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2035	100	101,525
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2036	80	81,115
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2037	120	121,499
Hillsborough (County of), FL School Board, Series 2020, Ref. COP	5.00%	07/01/2027	35	35,633
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2027	5	5,122
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2027	120	123,048
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2029	410	419,588
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2030	175	178,975
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2032	160	163,057
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2033	130	132,375
JEA Electric System, Series 2017 B, Ref. RB	4.00%	10/01/2035	65	65,169
JEA Electric System, Series 2017 B, Ref. RB	4.00%	10/01/2036	50	49,941
JEA Electric System, Series 2017 B, Ref. RB	4.00%	10/01/2037	15	14,683
JEA Electric System, Series 2024-3, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2027	85	87,279
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2027	130	133,485
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2029	110	112,775
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2031	15	15,345
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2032	55	56,193
Lee (County of), FL School Board (The), Series 2025 B, Ref. COP	5.00%	08/01/2027	25	25,552
Miami (City of) & Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital), Series 2017, Ref. RB	5.00%	08/01/2047	100	100,158
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2027	290	294,373
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	155	155,759
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2035	170	170,032
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2037	100	98,077
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2038	15	14,575
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2039	100	94,607
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2040	140	130,214
Miami-Dade (County of), FL, Series 2017 A, Ref. RB	4.00%	10/01/2036	100	99,316
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2027	100	102,648
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2029	170	174,142
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2034	125	125,220
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2035	160	160,030
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2036	165	163,871
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2037	120	117,693
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2038	140	136,028
Miami-Dade (County of), FL, Series 2017, Ref. RB	5.00%	06/01/2037	5	5,039
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2027	85	87,178
Miami-Dade (County of), FL, Series 2025, Ref. GO Bonds	5.00%	07/01/2027	130	132,667
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2027	65	66,707
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	310	310,591
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2027	135	137,847
Orlando (City of), FL Utilities Commission, Series 2020 A, Ref. RB	5.00%	10/01/2027	215	220,648
Palm Beach County School District, Series 2017 A, Ref. COP	5.00%	08/01/2027	195	199,112
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2027	90	91,898
Pinellas (County of), FL School Board, Series 2017 A, COP	5.00%	07/01/2041	55	55,242
Polk County School District, Series 2020 A, Ref. COP	5.00%	01/01/2027	150	151,159
South Broward Hospital District, Series 2017, Ref. RB	4.00%	05/01/2032	100	100,236
South Florida Water Management District, Series 2026, Ref. COP	5.00%	10/01/2027	50	51,243
South Miami (City of), FL (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2034	15	15,209
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
South Miami (City of), FL Health Facilities Authority, Series 2017, Ref. RB	5.00%	08/15/2042	$465	$467,595
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2027	25	25,522
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2029	130	132,536
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2032	140	142,266
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2033	115	115,169
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2035	10	10,127
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2037	100	101,044
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2047	540	541,435
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	550	552,590
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2027	120	123,035
				13,075,249
Georgia-1.82%
Atlanta (City of), GA, Series 2001 A, RB, (INS - NATL)(a)	5.50%	11/01/2027	35	35,687
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(a)	5.75%	11/01/2027	115	119,432
Atlanta (City of), GA, Series 2017 A, Ref. RB(b)(c)	5.00%	11/01/2027	25	25,691
Atlanta (City of), GA, Series 2017 A, Ref. RB(b)(c)	5.00%	11/01/2027	170	174,697
Atlanta (City of), GA, Series 2017 A, Ref. RB(b)(c)	5.00%	11/01/2027	120	123,316
Atlanta (City of), GA, Series 2017 A, Ref. RB(b)(c)	5.00%	11/01/2027	165	169,559
Atlanta (City of), GA, Series 2017 A, Ref. RB(b)(c)	5.00%	11/01/2027	135	138,730
Atlanta (City of), GA, Series 2017 A, Ref. RB(b)(c)	5.00%	11/01/2027	55	56,520
Atlanta (City of), GA, Series 2017 A, Ref. RB	4.00%	11/01/2036	70	70,097
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	10	10,068
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2027	135	138,777
Atlanta (City of), GA, Series 2018 C, Ref. RB(b)(c)	5.00%	11/01/2027	165	169,559
Atlanta (City of), GA, Series 2018 C, Ref. RB(b)(c)	5.00%	11/01/2027	70	71,934
Atlanta (City of), GA, Series 2018 C, Ref. RB(b)(c)	5.00%	11/01/2027	105	107,901
Atlanta (City of), GA, Series 2018 C, Ref. RB(b)(c)	5.00%	11/01/2027	130	133,592
Atlanta (City of), GA, Series 2018 C, Ref. RB(b)(c)	5.00%	11/01/2027	180	184,974
Atlanta (City of), GA, Series 2018 C, Ref. RB(b)(c)	5.00%	11/01/2027	75	77,072
Atlanta (City of), GA, Series 2018 C, Ref. RB(b)(c)	5.00%	11/01/2027	140	143,868
Atlanta (City of), GA, Series 2018, Ref. RB(b)(c)	5.00%	11/01/2027	65	66,796
Atlanta (City of), GA, Series 2018, Ref. RB(b)(c)	5.00%	11/01/2027	95	97,625
Atlanta (City of), GA, Series 2020 A, Ref. RB	5.00%	07/01/2027	165	168,206
Bulloch (City of), GA Board of Education, Series 2026, GO Bonds	5.00%	11/01/2027	90	92,571
Cherokee County Board of Education, Series 2025 B, Ref. GO Bonds	5.00%	02/01/2027	85	85,886
Clark County School District, Series 2022, GO Bonds	5.00%	09/01/2027	85	87,042
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2017 A, Ref. RAC	5.00%	04/01/2042	175	175,681
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2017, Ref. RAC	5.00%	04/01/2047	15	15,032
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2017, RB	5.00%	04/01/2047	270	270,571
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2017, RAC	5.00%	04/01/2042	130	130,506
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 A, Ref. RB	5.00%	02/15/2042	110	110,280
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017, Ref. RB	5.00%	02/15/2045	50	50,111
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	3.00%	01/01/2027	115	115,201
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2027	110	110,680
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2027	160	161,333
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2027	135	136,123
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2028	$195	$196,670
Georgia (State of), Series 2016 F, Ref. GO Bonds	4.00%	01/01/2029	5	5,024
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2027	105	106,099
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2029	90	90,899
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2031	25	25,226
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2032	200	201,731
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2033	80	80,664
Georgia (State of), Series 2017 A-2, GO Bonds	4.00%	02/01/2035	5	5,013
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2029	75	76,460
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2030	5	5,092
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2027	105	107,189
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2027	80	81,668
Georgia (State of), Series 2020 A, GO Bonds	5.00%	08/01/2027	110	112,521
Georgia (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2027	30	30,380
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2027	160	160,806
Georgia (State of) (Bid Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2027	30	30,625
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2027	110	112,060
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2043	55	55,000
Gwinnett (County of), GA Development Authority, Series 2017, Ref. RB	5.00%	07/01/2040	75	75,465
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2027	450	460,273
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2027	290	296,808
Metropolitan Atlanta Rapid Transit Authority, Series 2017 C, Ref. RB	4.00%	07/01/2036	100	100,253
Metropolitan Atlanta Rapid Transit Authority, Series 2026 A, Ref. RB	5.00%	07/01/2027	20	20,422
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2027	250	256,026
				6,517,492
Hawaii-0.69%
Hawaii (State of), Series 2016 FB, GO Bonds	5.00%	04/01/2027	70	70,394
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2027	60	60,188
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2027	115	115,360
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2027	10	10,031
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2027	80	81,335
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2029	65	66,004
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2031	190	190,919
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2032	30	30,096
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2033	70	70,937
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2034	110	111,406
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2035	15	14,856
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2036	20	19,791
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2027	65	66,743
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2030	410	420,056
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2031	210	214,969
Hawaii (State of), Series 2017 RN, Ref. GO Bonds	5.00%	10/01/2029	80	82,023
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2027	100	100,830
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2027	120	120,996
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2027	105	107,950
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2027	90	92,180
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2027	210	212,637
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2027	185	187,323
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2027	35	35,439
				2,482,463
Idaho-0.20%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group), Series 2017, RB	5.00%	12/01/2046	90	90,555
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group), Series 2017, RB	5.00%	12/01/2047	110	110,931
Idaho (State of) Housing & Finance Association, Series 2017 A, Ref. RAC	5.00%	07/15/2027	230	234,997
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2027	185	188,353
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-(continued)
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2027	$25	$25,453
Idaho State Building Authority (State Office Campus), Series 2017 A, RB(b)(c)	4.00%	09/01/2027	60	60,811
				711,100
Illinois-5.69%
Chicago (City of), IL, Series 2017 A, RB	5.00%	01/01/2047	45	45,043
Chicago (City of), IL, Series 2017 A, RB, (INS - AGI)(a)	5.25%	01/01/2042	200	200,661
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	325	326,072
Chicago (City of), IL, Series 2017 B, Ref. RB	5.00%	01/01/2030	80	80,535
Chicago (City of), IL, Series 2017, Ref. RB	5.00%	11/01/2027	60	61,483
Chicago (City of), IL, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2031	65	66,431
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2032	45	45,930
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2035	150	152,354
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2036	140	141,998
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2037	30	30,403
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2038	35	35,396
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2027	125	125,577
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2035	30	30,157
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2036	100	100,482
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2038	15	15,060
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2039	145	145,520
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2037	60	60,315
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2047	560	560,659
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2052	520	520,018
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2027	95	95,747
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2027	40	40,315
Chicago (City of), IL (O’Hare International Airport), Series 2025 D, Ref. RB	5.00%	01/01/2027	10	10,079
Chicago (City of), IL Board of Education, Series 2017, RB	5.75%	04/01/2033	100	101,134
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2042	480	473,197
Chicago (City of), IL Board of Education, Series 2018 A, Ref. GO Bonds, (INS - AGI)(a)	5.00%	12/01/2027	100	102,245
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds(b)(c)	5.00%	12/01/2026	90	90,511
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2027	50	51,439
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2027	120	120,976
Chicago (City of), IL O’Hare International Airport, Series 2017 D, RB	5.25%	01/01/2042	5	5,017
Chicago (City of), IL O’Hare International Airport, Series 2017 F, RB	5.00%	01/01/2052	25	25,001
Chicago (City of), IL Park District, Series 2023 C, Ref. GO Bonds	5.00%	01/01/2027	65	65,474
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2027	35	35,524
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2033	155	157,741
Cook (County of), IL, Series 2017, Ref. RB	4.00%	11/15/2034	275	275,348
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2035	115	116,666
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2036	70	70,961
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2037	35	35,438
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2038	90	91,034
Cook (County of), IL, Series 2018, Ref. RB	5.00%	11/15/2032	210	214,170
Cook (County of), IL, Series 2018, Ref. RB	5.00%	11/15/2033	165	167,918
Cook (County of), IL, Series 2018, Ref. RB	5.25%	11/15/2035	15	15,270
Cook (County of), IL, Series 2018, Ref. RB	4.00%	11/15/2037	50	48,973
Cook (County of), IL, Series 2018, Ref. RB	4.00%	11/15/2038	100	95,513
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2027	65	66,791
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2027	150	152,367
Cook County Community College District No. 508, Series 2017, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2047	405	405,730
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2027	90	90,307
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	485	489,473
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2029	325	327,816
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGI)(a)	4.00%	02/01/2030	295	296,126
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGI)(a)	4.00%	02/01/2031	360	360,980
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGI)(a)	4.00%	02/01/2032	100	100,173
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2027	$25	$25,673
Illinois (State of), Series 2017 A, GO Bonds	5.13%	12/01/2029	95	97,450
Illinois (State of), Series 2017 A, GO Bonds	5.25%	12/01/2030	215	220,238
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2031	70	71,403
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2032	100	101,857
Illinois (State of), Series 2017 A, GO Bonds	4.00%	12/01/2033	10	10,012
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2034	125	126,981
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2035	105	106,517
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2036	170	172,178
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2038	70	70,675
Illinois (State of), Series 2017 A, GO Bonds	4.50%	12/01/2041	10	9,585
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	1,635	1,671,786
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	1,565	1,604,682
Illinois (State of), Series 2018 A, GO Bonds	6.00%	05/01/2027	70	71,485
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2027	230	235,415
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2027	90	92,272
Illinois (State of), Series 2019 B, Ref. GO Bonds	5.00%	09/01/2027	535	546,634
Illinois (State of), Series 2020 B, Ref. GO Bonds	5.00%	10/01/2027	155	158,649
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2027	115	116,276
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2027	70	71,885
Illinois (State of), Series 2021 B, GO Bonds	5.00%	03/01/2027	90	90,999
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2027	115	116,276
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2027	175	176,942
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2027	110	111,613
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2027	185	188,369
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2027	180	182,627
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2027	270	272,470
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2027	40	40,683
Illinois (State of), Series 2025 B, GO Bonds	5.25%	09/01/2027	210	215,101
Illinois (State of) Finance Authority, Series 2025 C, Ref. RB	5.00%	01/01/2027	15	15,119
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB(b)(c)	3.75%	02/15/2027	200	200,911
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2027	140	141,419
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2029	145	146,317
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2030	145	146,212
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2031	60	60,462
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2032	290	292,118
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2033	80	80,548
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2034	40	40,247
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2036	125	125,638
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2041	305	305,721
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2027	65	65,516
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2027	70	70,547
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2028	55	55,423
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2029	90	90,721
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2029	85	85,664
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2031	90	90,638
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2032	85	85,576
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017 A, Ref. RB(b)(c)	5.00%	01/01/2027	55	55,410
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017 A, Ref. RB(b)(c)	5.00%	01/01/2027	30	30,224
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(b)(c)	4.00%	01/01/2027	110	110,459
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(b)(c)	5.00%	01/01/2027	100	100,746
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(b)(c)	5.00%	01/01/2027	70	70,522
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(b)(c)	5.00%	01/01/2027	65	65,485
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	5.00%	07/15/2027	90	91,822
Illinois (State of) Finance Authority (Rosalind Franklin University), Series 2017, Ref. RB	5.00%	08/01/2047	100	93,670
Illinois (State of) Finance Authority (Southern Illinois Healthcare), Series 2017, RB	5.00%	03/01/2047	480	465,922
Illinois (State of) Finance Authority (The University of Chicago), Series 2025, Ref. RB	5.00%	04/01/2027	185	187,336
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2018, RB	5.00%	10/01/2041	250	252,423
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024 B, Ref. RB	5.00%	04/01/2027	$80	$81,010
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2023, Ref. RB	5.00%	12/15/2027	300	307,703
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2024, Ref. RB	5.00%	06/15/2029	40	40,873
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	120	122,191
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2027	210	211,679
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2027	130	131,040
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2027	285	287,279
Illinois Municipal Electric Agency, Series 2025 A, Ref. RB	5.00%	02/01/2027	130	131,208
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Series 2017, Ref. GO Bonds	5.00%	01/01/2029	235	239,526
Sales Tax Securitization Corp., Series 2017, Ref. RB	5.00%	01/01/2027	80	80,578
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2027	30	30,217
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2027	245	246,770
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2027	135	135,975
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2027	100	101,333
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2027	60	60,260
				20,346,739
Indiana-0.53%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2027	175	176,043
Indiana (State of) Finance Authority, Series 2017 B, RB	5.00%	11/01/2031	10	10,203
Indiana (State of) Finance Authority (Baptist Healthcare System Obligated Group), Series 2017, RB	5.00%	08/15/2051	345	345,188
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2027	215	220,624
Indiana (State of) Finance Authority (Franciscan Alliance), Series 2017, Ref. RB	4.00%	11/01/2036	50	50,018
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2029	165	168,767
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2030	170	173,642
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	5.00%	11/01/2032	115	117,204
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2033	15	15,054
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2034	120	120,291
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2027	130	130,263
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2027	100	101,055
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2027	70	70,738
Indianapolis (City of), IN Department of Public Utilities, Series 2016 B, Ref. RB(b)(c)	5.00%	10/01/2026	40	40,076
Indianapolis (City of), IN Department of Public Utilities, Series 2017 A, Ref. RB	5.00%	08/15/2027	145	148,279
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2027	20	20,324
				1,907,769
Iowa-0.12%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2027	70	70,148
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2027	125	127,854
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2029	85	86,711
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2030	105	106,995
Waterloo (City of), IA, Series 2024 D, GO Bonds	4.50%	06/01/2027	25	25,035
				416,743
Kansas-0.36%
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(b)(c)	5.00%	09/01/2027	95	97,263
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(b)(c)	5.00%	09/01/2027	95	97,263
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(b)(c)	5.00%	09/01/2027	45	46,072
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	4.00%	09/01/2027	100	100,074
Kansas (State of) Department of Transportation, Series 2017 A, RB	5.00%	09/01/2035	100	101,531
Kansas (State of) Department of Transportation, Series 2017 A, RB	5.00%	09/01/2037	35	35,456
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2027	145	148,599
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2027	210	215,212
Riley County Unified School District No. 383 Manhattan-Ogden, Series 2018 A, GO Bonds(b)(c)	5.00%	09/01/2027	80	81,946
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-(continued)
Riley County Unified School District No. 383 Manhattan-Ogden, Series 2018 A, GO Bonds(b)(c)	5.00%	09/01/2027	$45	$46,095
University of Kansas Hospital Authority (KS Health System), Series 2017 A, Ref. RB	5.00%	03/01/2047	310	310,439
				1,279,950
Kentucky-0.58%
Boone (County of), KY, Series 2008, Ref. RB	3.70%	08/01/2027	50	50,202
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2041	350	352,014
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2046	110	110,421
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2037	150	150,264
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	20	20,009
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2037	100	97,113
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 B, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2037	65	63,123
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB(b)(c)	5.00%	11/01/2026	265	266,018
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2037	90	90,616
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2038	50	50,332
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2027	215	220,941
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2027	60	61,544
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2027	180	182,504
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2027	100	102,382
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 B, Ref. RB	5.00%	09/01/2027	55	56,310
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2027	75	76,476
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2024, Ref. RB	5.00%	07/01/2027	25	25,492
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2026, Ref. RB	5.00%	07/01/2027	15	15,295
Trimble (County of), KY (Louisville Gas & Electric), Series 2017, Ref. RB	3.75%	06/01/2033	90	89,208
				2,080,264
Louisiana-0.96%
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGI)(a)	5.00%	12/01/2042	135	136,328
Lafayette (Parish of), LA School Board, Series 2018, RB(b)(c)	5.00%	04/01/2027	125	126,717
Louisiana (State of), Series 2017 B, GO Bonds	4.00%	10/01/2035	100	100,261
Louisiana (State of), Series 2017 B, GO Bonds	4.00%	10/01/2036	50	50,081
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2027	80	80,820
Louisiana (State of), Series 2024 B, Ref. GO Bonds	5.00%	08/01/2027	15	15,337
Louisiana (State of), Series 2025 A, Ref. GO Bonds	5.00%	05/01/2027	25	25,410
Louisiana (State of), Series 2026 B, Ref. GO Bonds	5.00%	09/01/2027	25	25,610
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2027	220	225,372
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2027	110	112,686
Louisiana (State of) Gasoline & Fuels, Series 2025 B, RB	5.00%	05/01/2027	10	10,164
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2027	90	92,104
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2029	110	112,031
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2030	95	96,615
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2031	145	147,269
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2032	130	131,835
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2034	170	172,034
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2035	25	25,266
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2036	$10	$10,096
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2037	90	90,754
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGI)(a)	5.00%	10/01/2048	95	92,542
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Womans Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2044	305	306,545
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	265	266,537
Louisiana (State of) Public Facilities Authority (Franciscan Missionaries of Our Lady Health System), Series 2017 A, RB	5.00%	07/01/2047	215	210,606
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	4.00%	05/15/2037	295	284,023
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2042	195	195,219
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2046	55	53,953
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2017, RB	5.00%	07/01/2047	10	10,004
New Orleans (City of), LA Aviation Board (North Terminal), Series 2017 A, RB	5.00%	01/01/2048	45	44,999
Shreveport (City of), LA, Series 2017 A, RB, (INS - AGI)(a)	5.00%	12/01/2041	175	176,568
				3,427,786
Maryland-2.72%
Baltimore (City of), MD (Wastewater), Series 2017 A, RB	5.00%	07/01/2041	95	95,009
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2041	395	395,039
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	215	212,157
Howard (County of), MD, Series 2017 B, Ref. GO Bonds	5.00%	02/15/2027	45	45,514
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2027	90	91,028
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2027	155	157,070
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2027	200	204,511
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2027	205	209,624
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2027	165	167,203
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2027	140	143,158
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2029	235	237,967
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2029	150	153,141
Maryland (State of), Series 2017 A, GO Bonds	4.00%	03/15/2030	25	25,156
Maryland (State of), Series 2017 A, GO Bonds	4.00%	08/01/2030	10	10,102
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2031	110	111,252
Maryland (State of), Series 2017 A, GO Bonds	3.25%	03/15/2032	335	334,203
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2027	150	152,003
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2027	225	230,075
Maryland (State of), Series 2022 D, Ref. GO Bonds	3.00%	08/01/2027	70	70,211
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2027	105	106,943
Maryland (State of), Series 2025 B, Ref. GO Bonds	5.00%	08/01/2027	305	311,879
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2027	500	511,277
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2027	145	148,270
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2027	135	136,802
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2027	185	187,295
Maryland (State of) Department of Transportation, Series 2016, Ref. RB	4.00%	09/01/2027	165	167,426
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2027	185	189,536
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2029	115	117,489
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2030	95	96,949
Maryland (State of) Department of Transportation, Series 2017, RB	3.00%	09/01/2032	135	133,317
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2027	130	133,443
Maryland (State of) Department of Transportation, Series 2019, RB	4.00%	10/01/2032	180	181,256
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2027	110	112,913
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2027	285	292,548
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2027	70	72,129
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2027	65	66,977
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Department of Transportation, Series 2025 C, Ref. RB	5.00%	11/01/2027	$320	$329,103
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2027	105	105,211
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2042	250	251,074
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	165	165,470
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	3.75%	07/01/2036	715	711,075
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	4.00%	07/01/2039	45	42,909
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2027	125	127,564
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2027	110	112,256
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, Series 2015, RB	3.00%	03/01/2027	25	24,980
Montgomery (County of), MD, Series 2017 A, GO Bonds	5.00%	11/01/2027	150	154,127
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	110	112,818
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2027	65	66,789
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2027	130	133,577
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2027	285	288,655
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2027	235	240,128
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2027	65	66,912
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2027	110	110,230
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2029	115	114,718
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2027	150	153,259
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2027	90	91,955
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2027	135	135,286
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2029	40	39,999
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2030	30	29,825
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2031	125	123,777
				9,742,569
Massachusetts-2.83%
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2027	195	200,639
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2027	50	50,523
Massachusetts (Commonwealth of), Series 2005, Ref. RB(b)	5.50%	01/01/2027	80	80,715
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2027	200	204,203
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2027	50	50,102
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	350	357,354
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2027	65	65,394
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2032	55	55,681
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2033	95	96,130
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2034	155	156,757
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2035	50	50,532
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2037	85	85,788
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	155	155,945
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.25%	04/01/2042	35	35,263
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2047	250	251,113
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.25%	04/01/2047	500	503,627
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2031	215	220,726
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2032	150	153,820
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	255	257,958
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	110	112,985
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	5.00%	02/01/2033	15	15,128
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	5.00%	02/01/2034	80	80,654
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	5.00%	02/01/2035	145	146,114
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	5.00%	02/01/2036	65	65,468
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2041	210	197,480
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2027	235	239,938
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	5.00%	11/01/2030	70	71,827
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	5.00%	11/01/2031	$110	$112,752
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	4.00%	11/01/2032	60	60,507
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2027	220	226,413
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2037	55	55,964
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2038	135	137,172
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2039	220	223,200
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2040	110	111,463
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	205	207,586
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2042	5	5,060
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2044	65	65,717
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	45	45,459
Massachusetts (Commonwealth of), Series 2017, GO Bonds	5.00%	04/01/2047	10	10,043
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2027	60	60,504
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2027	85	86,786
Massachusetts (Commonwealth of), Series 2018 C Ref., GO Bonds	5.00%	09/01/2027	95	97,386
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2027	235	236,974
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2027	75	76,266
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2027	145	147,448
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2027	255	261,406
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2027	315	324,182
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2027	110	112,311
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2027	145	148,642
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2027	90	91,519
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2027	15	15,407
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2027	110	110,924
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2027	175	177,954
Massachusetts (Commonwealth of), Series 2026 A, Ref. GO Bonds	5.00%	07/01/2027	190	193,992
Massachusetts (Commonwealth of) (Green Bonds), Series 2017 B, GO Bonds	5.00%	04/01/2037	90	90,834
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2042	225	226,671
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2047	105	105,674
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2027	320	326,724
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2017 T, Ref. RB	5.00%	07/01/2038	25	25,229
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017, Ref. RB	5.00%	07/01/2039	80	80,645
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017, Ref. RB	5.00%	07/01/2042	235	236,282
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2027	105	107,163
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2027	80	80,087
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2027	50	51,376
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2027	15	15,020
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2027	110	112,265
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2038	65	65,113
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care), Series 2017, Ref. RB	5.00%	07/01/2044	70	69,204
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2017, Ref. RB	5.00%	09/01/2042	75	75,562
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2027	315	318,596
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2027	50	50,402
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2027	10	10,080
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2027	$110	$112,810
Massachusetts (Commonwealth of) Water Resources Authority, Series 2023 C, RB	5.00%	08/01/2027	15	15,341
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2031	45	45,877
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2024 C, RB	5.00%	08/01/2027	20	20,455
University of Massachusetts Building Authority, Series 2017, RB	5.25%	11/01/2042	350	355,299
University of Massachusetts Building Authority, Series 2017, Ref. RB	5.00%	11/01/2030	65	66,468
University of Massachusetts Building Authority, Series 2017, Ref. RB	5.00%	11/01/2031	55	56,179
University of Massachusetts Building Authority, Series 2021-1, Ref. RB	5.00%	11/01/2027	50	51,411
				10,135,668
Michigan-1.39%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	05/01/2027	90	91,511
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2027	50	50,892
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	100	102,051
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	105	107,154
Karegnondi Water Authority (Genesee, Lapeer and Sanilac Counties), Series 2018, Ref. RB	5.00%	11/01/2045	165	165,930
Macomb (County of), MI Interceptor Drain Drainage District, Series 2017 A, Ref. RB	5.00%	05/01/2042	180	180,890
Michigan (State of), Series 2017 A, Ref. GO Bonds	5.00%	05/01/2027	60	61,013
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2027	50	50,062
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2027	205	210,970
Michigan (State of), Series 2023, RB	5.00%	11/15/2027	50	51,456
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2027	515	522,043
Michigan (State of) Building Authority (Facilities Program), Series 2020 I, Ref. RB	5.00%	10/15/2027	105	107,853
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, RB	5.00%	04/15/2027	55	55,840
Michigan (State of) Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2027	85	87,388
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2027	130	131,726
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB(b)(c)	5.00%	11/15/2026	35	35,166
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2034	330	335,819
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2037	465	471,008
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 MI, Ref. RB	5.00%	12/01/2031	100	101,324
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2027	140	143,821
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2035	230	233,663
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2036	365	358,821
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2042	125	126,408
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2046	250	251,541
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB	4.00%	11/15/2027	215	218,136
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2027	40	41,092
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2031	85	86,864
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008, Ref. RB	5.00%	12/01/2032	145	147,975
University of Michigan, Series 2017 A, Ref. RB(b)(c)	5.00%	04/01/2027	10	10,143
University of Michigan, Series 2017 A, Ref. RB(b)(c)	5.00%	04/01/2027	65	65,931
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2027	195	197,837
University of Michigan, Series 2017 A, Ref. RB(b)(c)	5.00%	04/01/2027	20	20,286
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2029	125	126,803
Wayne (County of), MI Airport Authority, Series 2017 A, RB	5.00%	12/01/2047	5	5,024
				4,954,441
Minnesota-0.94%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2027	95	97,925
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2027	220	221,804
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2029	170	171,326
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2030	175	176,312
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2031	100	100,701
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2032	65	65,435
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2041	10	10,029
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2027	50	50,398
Minnesota (State of), Series 2016 D, GO Bonds	5.00%	08/01/2027	115	115,155
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2027	70	71,877
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2029	20	20,496
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2030	$40	$40,943
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2031	40	40,903
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2032	140	143,007
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2033	85	86,747
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2037	30	30,467
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2027	165	169,423
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2027	65	66,484
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	295	301,735
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2027	300	306,849
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2027	100	102,482
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2027	90	92,234
Minnesota (State of), Series 2022 A, GO Bonds	5.00%	08/01/2027	60	61,370
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2027	130	131,613
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2027	90	92,055
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2027	155	158,539
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2027	5	5,114
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2027	145	148,310
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2027	110	112,511
Minnesota (State of) Health & Education Facilities Authority (Gustavus Adolphus College), Series 2017, Ref. RB	5.00%	10/01/2047	20	19,185
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2027	85	86,046
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2030	60	61,577
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2031	20	20,498
				3,379,550
Mississippi-0.48%
Medical Center Educational Building Corp. (The University of Mississippi Medical Center New Facilities and Refinancing), Series 2017, Ref. RB	5.00%	06/01/2047	135	135,461
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2027	125	128,284
Mississippi (State of), Series 2017 A, Ref. GO Bonds(b)(c)	5.00%	10/01/2027	160	164,203
Mississippi (State of), Series 2017 A, Ref. GO Bonds(b)(c)	5.00%	10/01/2027	125	128,283
Mississippi (State of), Series 2017 A, Ref. GO Bonds(b)(c)	5.00%	10/01/2027	120	123,152
Mississippi (State of), Series 2017 A, Ref. GO Bonds(b)(c)	5.00%	10/01/2027	120	123,152
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2029	165	169,129
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2030	510	522,203
Mississippi (State of), Series 2017 A, Ref. GO Bonds	4.00%	10/01/2035	150	150,156
Mississippi (State of), Series 2017 A, Ref. GO Bonds	4.00%	10/01/2036	75	74,671
				1,718,694
Missouri-0.63%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health), Series 2017 A, Ref. RB	5.00%	03/01/2036	90	90,454
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2027	50	51,422
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2027	150	152,492
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2029	180	182,648
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2042	200	201,619
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	20	20,102
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2027	90	92,413
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	5.00%	11/15/2042	180	181,308
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2027	230	233,686
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2027	100	101,424
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2017 A, RB	5.00%	10/01/2042	100	100,395
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2027	170	172,779
Missouri (State of) Highway & Transportation Commission (State Appropriations Mega), Series 2025, RB	5.00%	05/01/2027	280	284,578
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2027	50	51,352
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2027	115	117,594
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2027	90	92,012
St. Louis (City of), MO, Series 2017 C, RB, (INS - AGI)(a)	5.00%	07/01/2047	5	5,015
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center), Series 2018 A, RB	5.00%	04/01/2048	$50	$50,008
St. Louis Municipal Finance Corp., Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2038	65	65,589
				2,246,890
Montana-0.01%
Montana (State of) Facility Finance Authority, Series 2016, Ref. RB	5.00%	02/15/2041	35	35,078
Nebraska-0.26%
Douglas (County of), NE (Creighton University), Series 2017, Ref. RB	5.00%	07/01/2047	190	190,370
Douglas (County of), NE Hospital Authority No. 2, Series 2017, RB	5.00%	11/15/2047	30	30,049
Gretna (City of), NE, Series 2025, GO Bonds	5.00%	12/15/2030	70	71,857
Gretna Public Schools, Series 2024, GO Bonds, (INS - AGI)(a)	5.00%	12/15/2030	110	112,876
Omaha (City of), NE (Omaha Convention Center), Series 2004, Ref. GO Bonds	5.25%	04/01/2027	75	76,204
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2035	225	229,018
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2037	155	157,401
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	4.00%	02/01/2042	25	23,644
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	30	30,288
				921,707
Nevada-0.71%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2042	25	24,954
Clark (County of), NV, Series 2016 B, Ref. GO Bonds(b)(c)	5.00%	11/01/2026	60	60,230
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2029	165	167,864
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2030	90	91,542
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2032	110	110,494
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2034	185	185,382
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2035	30	30,039
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2038	60	59,736
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2027	80	81,568
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2015, Ref. RB	5.00%	07/01/2027	105	107,084
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2027	190	193,770
Clark (County of), NV Department of Aviation, Series 2017 A-2, Ref. RB	5.00%	07/01/2040	85	85,749
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2027	210	214,167
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2027	90	90,575
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2027	245	249,492
Las Vegas Valley Water District, Series 2021 A, Ref. GO Bonds	5.00%	06/01/2027	15	15,278
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2027	65	66,203
Nevada (State of), Series 2017, RB	5.00%	12/01/2030	95	96,549
Nevada (State of), Series 2017, RB	5.00%	12/01/2031	185	187,893
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2029	50	50,972
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2030	375	382,197
				2,551,738
New Hampshire-0.02%
New Hampshire (State of) Health and Education Facilities Authority (Concord Hospital Trust), Series 2017, RB	5.00%	10/01/2047	50	50,265
New Hampshire (State of) Municipal Bond Bank, Series 2017 B, RB, (CEP - New Hampshire Higher Education Intercept Program)	4.00%	08/15/2042	15	14,161
				64,426
New Jersey-2.59%
Atlantic City (City of), NJ, Series 2017 A, Ref. GO Bonds, (INS - BAM)(a)	5.00%	03/01/2037	100	100,541
New Jersey (State of), Series 2016, GO Bonds(b)(c)	4.00%	06/01/2027	30	30,329
New Jersey (State of), Series 2016, GO Bonds(b)(c)	4.00%	06/01/2027	45	45,494
New Jersey (State of), Series 2016, GO Bonds(b)(c)	4.00%	06/01/2027	75	75,823
New Jersey (State of), Series 2016, GO Bonds(b)(c)	4.00%	06/01/2027	35	35,384
New Jersey (State of), Series 2016, GO Bonds(b)(c)	4.00%	06/01/2027	25	25,274
New Jersey (State of), Series 2016, GO Bonds(b)(c)	5.00%	06/01/2027	5	5,092
New Jersey (State of), Series 2016, GO Bonds(b)(c)	5.00%	06/01/2027	25	25,459
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of), Series 2016, GO Bonds	5.00%	06/01/2029	$35	$35,596
New Jersey (State of), Series 2016, GO Bonds	3.50%	06/01/2030	50	50,176
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2027	1,040	1,059,399
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2039	55	55,777
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2040	220	222,829
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2041	250	252,993
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - NATL)(a)	5.50%	09/01/2027	210	215,948
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	4.00%	11/01/2027	380	385,987
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	110	112,988
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	4.00%	07/01/2032	100	99,926
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	5.00%	07/01/2033	100	100,981
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	4.00%	07/01/2034	50	49,105
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2027	30	30,486
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(b)(c)	4.00%	06/15/2027	105	106,278
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(b)(c)	5.00%	06/15/2027	370	377,374
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(b)(c)	5.00%	06/15/2027	125	127,491
New Jersey (State of) Economic Development Authority, Series 2018 A, RB	5.00%	06/15/2042	20	20,204
New Jersey (State of) Economic Development Authority, Series 2018 A, RB	5.00%	06/15/2047	185	186,451
New Jersey (State of) Economic Development Authority, Series 2018 C, RB	5.00%	06/15/2047	30	30,235
New Jersey (State of) Economic Development Authority (Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing), Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	06/01/2037	40	40,385
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties L.L.C), Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	06/01/2042	40	40,238
New Jersey (State of) Educational Facilities Authority, Series 2024 A, Ref. RB	5.00%	05/15/2027	65	66,100
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2029	145	147,741
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2031	75	76,286
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2032	70	71,140
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2033	10	10,154
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2034	115	116,666
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	4.00%	07/01/2035	65	65,228
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2029	55	56,040
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2030	30	30,538
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2031	100	101,715
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2032	75	76,222
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2033	145	147,268
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2034	15	15,222
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2035	25	25,347
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2036	85	86,088
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	4.00%	07/01/2037	100	100,161
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	4.00%	07/01/2038	25	25,015
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2022, RB	5.00%	03/01/2027	540	546,753
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, Ref. RB	5.00%	03/01/2027	85	86,063
New Jersey (State of) Educational Facilities Authority (Stevenns Institute Technology), Series 2017, Ref. RB	5.00%	07/01/2042	320	321,049
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2036	115	112,867
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2037	220	222,317
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2027	60	61,136
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2029	80	81,453
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	4.00%	07/01/2034	315	315,257
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2035	40	40,497
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2038	5	5,048
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2039	$90	$90,778
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2052	5	5,014
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	100	100,683
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2027	485	487,694
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2027	195	200,833
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2027	310	319,272
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2027	105	106,950
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2027	220	224,086
New Jersey (State of) Transportation Trust Fund Authority, Series 2023, Ref. RB	5.00%	06/15/2027	95	96,764
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(a)	5.25%	01/01/2027	115	116,030
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2027	125	125,979
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2031	30	30,206
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2032	15	15,096
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2033	75	75,460
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2034	20	20,117
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2027	135	136,057
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2027	100	100,783
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2027	60	60,470
				9,265,886
New Mexico-0.57%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2027	65	65,771
New Mexico (State of), Series 2025, GO Bonds(b)	5.00%	03/01/2027	10	10,125
New Mexico (State of) (Capital), Series 2017 A, GO Bonds(b)	5.00%	03/01/2027	165	167,063
New Mexico (State of) (Capital), Series 2026, GO Bonds	5.00%	03/01/2027	185	187,193
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2027	265	270,068
New Mexico (State of) Finance Authority, Series 2024 A, Ref. RB	5.00%	06/15/2027	280	285,355
New Mexico (State of) Finance Authority, Series 2025, RB	5.00%	12/15/2027	55	56,695
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2035	80	78,076
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2036	230	221,728
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2037	65	61,736
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2027	115	117,253
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2027	290	295,682
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2027	115	117,254
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2027	120	122,351
				2,056,350
New York-18.18%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2027	80	82,463
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB, (INS - AGI)(a)	4.00%	07/15/2035	70	69,634
Buffalo & Fort Erie Public Bridge Authority, Series 2017, RB	5.00%	01/01/2042	160	160,405
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	80	80,404
Erie County Industrial Development Agency/The, Series 2023 A, Ref. RB	5.00%	05/01/2027	30	30,515
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	10	10,034
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2027	15	15,171
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2029	100	101,073
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2030	275	277,838
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2031	250	252,478
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2032	150	151,432
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2033	210	211,948
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2034	245	247,194
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2035	285	287,436
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2036	430	430,197
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2036	$20	$20,163
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2037	135	136,038
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2038	80	80,526
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	460	462,711
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	1,195	1,201,212
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2045	500	502,351
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	325	328,865
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	455	458,779
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2027	25	25,593
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2027	135	138,202
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2027	50	50,256
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2027	20	20,102
Metropolitan Transportation Authority, Series 2017 A2, Ref. RB	5.00%	11/15/2027	5	5,080
Metropolitan Transportation Authority (Green Bonds), Series 2016 A, Ref. RB	5.25%	11/15/2027	15	15,079
Metropolitan Transportation Authority (Green Bonds), Series 2016 A2, Ref. RB	5.00%	11/15/2027	90	90,461
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2034	105	106,271
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2035	340	343,808
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2042	215	216,249
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	100	100,272
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2028	90	91,186
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2027	280	288,087
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2034	100	102,056
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2035	380	387,226
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2042	390	393,850
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2027	70	72,072
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2031	110	112,639
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	4.00%	11/15/2032	80	80,412
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	4.00%	11/15/2033	160	160,707
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2033	180	183,925
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.25%	11/15/2033	210	215,246
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	4.00%	11/15/2034	120	120,397
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2034	195	199,009
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2027	190	195,487
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2027	75	77,166
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2027	140	144,043
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	85	87,316
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2027	85	87,650
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2027	55	56,150
New York & New Jersey (States of) Port Authority, Series 2017, Ref. RB	5.00%	11/15/2034	225	229,921
New York & New Jersey (States of) Port Authority, Series 2017, Ref. RB	5.00%	10/15/2042	160	160,757
New York & New Jersey (States of) Port Authority, Two Hundred fifth series 2017, Ref. RB	5.00%	11/15/2037	35	35,565
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2029	100	102,702
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2030	75	76,937
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2032	120	122,893
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2033	280	286,541
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2035	20	20,399
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2036	95	96,720
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2039	85	86,318
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	05/15/2042	145	146,830
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2042	100	100,914
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	300	301,717
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	05/15/2057	100	100,304
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	100,628
New York & New Jersey (States of) Port Authority, Two Hundred Fifty Five Series 2025, Ref. RB	5.00%	10/15/2027	35	36,010
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2027	75	76,937
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2027	110	113,524
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2027	145	148,163
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2027	185	188,664
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	$45	$45,136
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.00%	04/15/2057	15	15,024
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	225	225,736
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2031	280	286,993
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2027	95	97,329
New York (City of), NY, Series 2007 C, GO Bonds, (INS - AGI)(a)	5.00%	10/01/2027	125	128,433
New York (City of), NY, Series 2008 B, GO Bonds	5.00%	09/01/2027	195	199,781
New York (City of), NY, Series 2008 J, Ref. GO Bonds	5.00%	08/01/2027	65	66,466
New York (City of), NY, Series 2008 J-10, GO Bonds	5.00%	08/01/2027	110	112,481
New York (City of), NY, Series 2008 J-9, GO Bonds	5.00%	08/01/2027	35	35,069
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2027	55	56,241
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2029	90	91,684
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2030	165	167,922
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2031	155	157,689
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2032	65	66,110
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2033	60	61,057
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	270	276,090
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2030	220	225,126
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2031	110	112,527
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2032	135	138,058
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2033	185	189,350
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2035	145	147,824
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2036	385	391,879
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2037	515	523,541
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2038	255	259,038
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2039	135	137,037
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	30	30,677
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	70	70,700
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	365	368,499
New York (City of), NY, Series 2017 C, Ref. GO Bonds	3.00%	08/01/2029	50	49,958
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2027	90	92,030
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2027	375	383,458
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2027	300	306,766
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2027	85	86,917
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2027	85	86,054
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2027	100	102,452
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2027	150	153,383
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2027	15	15,338
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2027	55	56,240
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2027	465	475,488
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2027	25	25,662
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2027	230	235,188
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2027	55	56,457
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2027	260	265,864
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2027	125	128,065
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2027	15	15,107
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	520	523,329
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	560	562,667
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2033	310	315,005
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.25%	06/15/2033	105	106,915
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2036	405	410,619
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.25%	06/15/2036	125	126,995
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2037	265	268,418
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	4.00%	06/15/2039	25	24,082
New York (City of), NY Municipal Water Finance Authority, Series 2017, RB	5.00%	06/15/2045	15	15,109
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB(b)(c)	5.00%	06/15/2027	135	137,680
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB(b)(c)	5.00%	06/15/2027	100	101,985
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2032	$80	$81,327
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2037	505	511,513
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2038	180	182,162
New York (City of), NY Municipal Water Finance Authority, Series 2018 BB-2, Ref. RB(b)(c)	5.00%	06/15/2027	35	35,695
New York (City of), NY Municipal Water Finance Authority, Series 2018 BB-2, Ref. RB(b)(c)	5.00%	06/15/2027	95	96,886
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD, Ref. RB	5.00%	06/15/2032	275	282,409
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	5.00%	06/15/2048	20	20,155
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	1,000	1,016,627
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	5.00%	06/15/2040	780	792,969
New York (City of), NY Municipal Water Finance Authority, Series 2018, Ref. RB	5.00%	06/15/2038	35	35,682
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	5.00%	06/15/2027	310	316,173
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2029	100	103,026
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2027	70	71,394
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-2, Ref. RB	5.00%	06/15/2029	40	41,211
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2027	105	107,091
New York (City of), NY Municipal Water Finance Authority, Series 2026 DD, Ref. RB	5.00%	06/15/2027	70	71,394
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2033	120	122,120
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2034	175	177,932
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2035	195	198,071
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2036	250	253,679
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2037	180	182,443
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2038	230	232,866
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2039	300	303,341
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2040	250	252,538
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2041	255	257,395
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2038	185	186,097
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2039	215	216,160
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2029	55	56,137
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2030	185	188,665
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2032	380	386,941
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2034	405	411,786
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2035	85	85,129
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2037	40	39,103
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	90	90,673
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2027	105	106,555
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2028	200	203,159
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2030	50	50,713
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2031	75	76,029
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2033	195	197,478
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	4.00%	11/01/2034	65	65,149
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2030	160	161,481
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	3.50%	02/01/2038	45	41,366
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	575	577,210
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2031	275	278,857
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2033	170	172,209
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2035	125	126,460
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	145	146,582
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2037	360	352,804
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2039	250	252,084
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	530	533,490
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2043	30	30,184
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, Ref. RB	5.00%	05/01/2030	250	253,661
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, Ref. RB	5.00%	05/01/2032	105	106,414
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2027	70	71,509
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2029	125	127,410
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2030	185	188,430
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2032	160	162,799
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2034	275	279,253
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2035	$210	$213,029
New York (City of), NY Transitional Finance Authority, Series 2017 S-2, Ref. RB	5.00%	07/15/2036	25	25,338
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2027	120	123,470
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2031	150	151,332
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2032	125	126,066
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2033	20	20,164
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2034	110	110,867
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	05/01/2034	25	25,310
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2035	90	90,669
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2036	165	166,146
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2037	85	85,548
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2040	210	211,016
New York (City of), NY Transitional Finance Authority, Series 2017, Ref. RB	5.00%	11/01/2029	85	86,263
New York (City of), NY Transitional Finance Authority, Series 2017, Ref. RB	5.00%	11/01/2032	90	91,186
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	5.00%	07/15/2031	130	132,336
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	4.00%	07/15/2036	85	83,252
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2027	40	40,862
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2027	80	81,724
New York (City of), NY Transitional Finance Authority, Series 2018-1, RB	5.00%	11/01/2029	110	112,843
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2027	515	529,891
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2027	300	308,675
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2027	190	195,494
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2027	635	653,361
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2027	345	354,976
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2027	35	35,586
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2027	205	210,928
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2027	115	118,325
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2027	45	46,301
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2027	15	15,251
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2027	65	66,880
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2027	15	15,434
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2027	60	61,293
New York (City of), NY Transitional Finance Authority, Series 2025 S-2, Ref. RB	5.00%	07/15/2027	5	5,108
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2027	90	92,602
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2027	110	113,181
New York (City of), NY Transitional Finance Authority, Series 2026, Ref. RB	5.00%	11/01/2027	5	5,145
New York (City of), NY Transitional Finance Authority, Subseries 1998 A-2, RB	5.00%	11/01/2027	285	293,241
New York (City of), NY Transitional Finance Authority, Subseries 2017 B-1, RB	5.00%	08/01/2031	80	81,523
New York (City of), NY Transitional Finance Authority, Subseries 2017 B-1, RB	5.00%	08/01/2033	40	40,707
New York (City of), NY Transitional Finance Authority, Subseries 2017 F-1, RB	5.00%	05/01/2038	170	171,577
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2027	160	163,448
New York (City of), NY Transitional Finance Authority, Subseries 2022 S-1A, Ref. RB	5.00%	07/15/2027	110	112,371
New York (City of), NY Transitional Finance Authority, Subseries 2022-1, Ref. RB	5.00%	11/01/2027	175	180,060
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB(b)(c)	4.00%	10/01/2026	80	80,088
New York (State of), Series 2018 A, Ref. GO Bonds	5.00%	02/15/2027	65	65,813
New York (State of), Series 2025 C, Ref. GO Bonds	5.00%	03/15/2027	35	35,518
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(a)	5.50%	03/15/2027	10	10,161
New York (State of) Dormitory Authority, Series 2017 A, RB(b)(c)	5.00%	03/15/2027	125	126,831
New York (State of) Dormitory Authority, Series 2017 A, RB(b)	5.00%	03/15/2027	100	101,465
New York (State of) Dormitory Authority, Series 2017 A, RB(b)(c)	5.00%	03/15/2027	70	71,025
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	10/01/2027	95	97,640
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2030	160	161,953
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2031	110	111,300
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2033	270	272,904
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2034	170	171,760
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2035	140	141,339
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2036	55	55,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2037	$235	$236,998
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2038	225	226,775
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2039	150	151,087
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2040	485	488,238
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2041	475	477,863
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	300	301,721
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2043	115	115,631
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2044	15	15,077
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(b)(c)	5.00%	02/15/2027	220	222,469
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(b)(c)	5.00%	02/15/2027	225	227,525
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	30	30,630
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	35	35,730
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2029	80	81,490
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2030	90	91,598
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	380	383,678
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2032	145	147,368
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2033	245	248,846
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2037	120	120,971
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	4.00%	07/01/2037	30	28,532
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2038	310	312,324
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(b)	5.00%	02/15/2027	60	60,673
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(b)(c)	5.00%	08/15/2027	110	112,576
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(b)(c)	5.00%	08/15/2027	180	184,215
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2030	120	122,583
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2031	240	244,982
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2032	155	158,129
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2033	135	137,649
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2034	160	163,048
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2035	170	173,109
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2036	210	213,662
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2037	330	335,567
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2039	65	65,937
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2040	205	207,742
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2041	150	151,851
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2043	50	50,575
New York (State of) Dormitory Authority, Series 2017, Ref. RB(b)	5.00%	02/15/2027	110	111,234
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2030	270	272,785
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2031	210	212,090
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2034	200	200,150
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2035	210	210,042
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2036	180	178,869
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2036	125	126,045
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2037	200	196,783
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2039	140	140,974
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2027	35	35,303
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2027	80	80,158
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB(b)	5.00%	03/15/2027	10	10,133
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(b)	5.00%	03/15/2027	85	86,245
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2027	215	220,554
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2029	80	81,933
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2030	20	20,468
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2033	250	255,138
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2034	220	224,229
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(b)	5.00%	03/15/2027	70	70,931
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(a)	5.00%	10/01/2027	70	71,945
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2027	70	71,945
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(b)	5.00%	03/15/2027	5	5,066
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2027	80	82,223
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2023 B, RB	5.00%	07/01/2027	$15	$15,313
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2027	80	81,077
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2027	90	91,211
New York (State of) Dormitory Authority, Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2027	60	61,667
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2027	15	15,202
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2027	20	20,269
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2027	20	20,556
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(b)	5.00%	03/15/2027	70	71,025
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2038	80	81,251
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	295	298,502
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2027	40	40,797
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2042	160	160,991
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2027	85	86,074
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2041	720	719,928
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	175	168,047
New York (State of) Dormitory Authority (New York University), Series 1998 A, RB, (INS - NATL)(a)	5.75%	07/01/2027	30	30,749
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2031	90	91,526
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2034	335	339,991
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	4.00%	07/01/2035	145	145,235
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	4.00%	07/01/2036	15	14,757
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2043	115	115,857
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2027	55	56,156
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2027	60	60,921
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2027	70	72,216
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2027	40	41,266
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2027	55	55,458
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2027	5	5,067
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2027	280	282,333
New York (State of) Thruway Authority (Bidding Group 1), Series 2025 A, RB	5.00%	03/15/2027	55	55,740
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2038	25	25,419
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	20	20,295
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2041	15	15,200
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2027	30	30,342
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2026, Ref. RB	5.00%	11/15/2027	25	25,719
New York State Environmental Facilities Corp., Series 2017, Ref. RB	5.00%	06/15/2030	55	55,993
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB	5.00%	06/15/2042	165	166,532
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2027	60	61,209
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2029	15	15,283
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2031	230	233,989
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2032	40	40,664
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2033	105	106,679
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2034	145	147,164
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2035	90	91,266
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2042	90	90,822
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2027	55	56,108
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2027	$20	$20,403
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2027	60	61,209
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2027	45	45,907
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2030	200	202,441
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2032	115	116,298
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2033	120	121,304
New York State Urban Development Corp., Series 2017 A-G, Ref. RB	5.00%	03/15/2034	130	131,353
New York State Urban Development Corp., Series 2017 A-G, Ref. RB	5.00%	03/15/2035	135	136,305
New York State Urban Development Corp., Series 2017 A-G, Ref. RB	5.00%	03/15/2038	70	70,541
New York State Urban Development Corp., Series 2017 C, Ref. RB(b)	5.00%	03/15/2027	30	30,415
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2031	155	158,476
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2032	95	97,054
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2034	120	122,391
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2037	90	91,474
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2038	85	86,257
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2039	200	202,628
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2040	150	151,763
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2042	100	100,985
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2035	305	310,645
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2036	145	147,509
New York State Urban Development Corp., Series 2017 C-3, Ref. RB	5.00%	03/15/2041	180	181,909
New York State Urban Development Corp., Series 2017, Ref. RB(b)(c)	5.00%	03/15/2027	225	228,113
New York State Urban Development Corp., Series 2017, Ref. RB(b)(c)	5.00%	03/15/2027	145	147,006
New York State Urban Development Corp., Series 2017, Ref. RB(b)	5.00%	03/15/2027	15	15,208
New York State Urban Development Corp., Series 2017, Ref. RB	5.00%	03/15/2031	25	25,293
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2027	20	20,269
New York State Urban Development Corp., Series 2021, Ref. RB	5.00%	03/15/2027	5	5,067
New York State Urban Development Corp., Series 2022, Ref. RB(b)	5.00%	09/15/2027	110	112,902
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2027	10	10,263
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGI)(a)	5.00%	02/01/2027	80	80,867
Suffolk (County of), NY, Series 2017 D, Ref. GO Bonds, (INS - BAM)(a)	4.00%	10/15/2027	115	117,054
Triborough Bridge & Tunnel Authority, Series 2008 B-2, RB	5.00%	11/15/2027	120	123,524
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2027	65	66,091
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2042	30	30,241
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	50	50,292
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2027	125	127,098
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2029	140	142,325
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2030	270	274,314
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2031	280	284,294
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2032	595	603,698
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2033	285	288,981
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2034	205	207,683
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2035	195	197,375
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2036	340	343,865
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2037	290	293,040
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	270	272,612
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2027	80	82,349
Triborough Bridge & Tunnel Authority, Series 2022 E, Ref. RB	5.00%	11/15/2027	390	399,187
Triborough Bridge & Tunnel Authority, Series 2022, RB	4.00%	05/15/2027	20	20,215
Triborough Bridge & Tunnel Authority, Series 2025 B-1, RB	5.00%	03/15/2027	545	552,335
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2027	10	10,304
Triborough Bridge & Tunnel Authority, Subseries 2023 B-2, Ref. RB	5.00%	11/15/2027	20	20,587
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-1, Ref. RB	5.00%	11/15/2027	570	583,427
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	635	643,719
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017, Ref. RB	5.00%	11/15/2027	$75	$77,202
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2027	310	315,489
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2027	165	169,845
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2027	90	92,686
Westchester (County of), NY, Series 2017 A, GO Bonds	4.00%	07/01/2029	45	45,559
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2027	170	170,631
				65,040,423
North Carolina-0.75%
Charlotte (City of), NC, Series 2017 A, RB	5.00%	07/01/2042	125	125,980
Charlotte (City of), NC, Series 2023 B, Ref. GO Bonds	5.00%	07/01/2027	100	102,101
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	65	65,278
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2027	100	100,861
Guilford (County of), NC, Series 2017, Ref. GO Bonds	5.00%	03/01/2027	55	55,685
Mecklenburg (County of), NC, Series 2017 A, GO Bonds	4.00%	04/01/2029	40	40,306
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2027	65	66,613
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2027	310	315,089
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2029	330	334,774
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2030	15	15,205
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2027	130	132,435
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2027	65	66,217
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2027	60	61,124
North Carolina (State of), Series 2025 B, Ref. RB	5.00%	05/01/2027	175	177,873
North Carolina (State of), Series 2026 A, Ref. GO Bonds	5.00%	06/01/2027	130	132,435
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2027	70	71,149
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2027	150	152,462
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2027	110	111,806
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2027	120	121,417
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2027	5	5,059
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2027	55	55,931
North Carolina (State of) Turnpike Authority, Series 2017, Ref. RB	5.00%	01/01/2032	30	30,160
North Carolina (State of) Turnpike Authority, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2027	15	15,112
North Carolina (State of) Turnpike Authority, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2031	20	20,128
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2027	50	51,297
Raleigh (City of), NC Combined Enterprise System, Series 2016 A, RB	4.00%	03/01/2041	10	9,680
University of North Carolina at Charlotte (The), Series 2017, RB	5.00%	10/01/2047	100	100,930
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2027	75	75,930
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2027	80	81,351
				2,694,388
North Dakota-0.14%
Cass County Joint Water Resource District, Series 2024 A, Ref. RB	3.45%	04/01/2027	500	499,947
Ohio-2.18%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2027	125	127,487
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020, Ref. RB	5.00%	02/15/2027	80	80,789
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2027	155	156,529
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	5.00%	12/01/2037	25	25,115
Cleveland (City of), OH, Series 2025 A, Ref. RB	5.00%	01/01/2027	50	50,366
Columbus (City of), OH, Series 2016-3, Ref. GO Bonds	5.00%	02/15/2027	210	212,330
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2027	35	35,296
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2029	60	60,429
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2030	35	35,214
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2033	130	130,453
Columbus (City of), OH, Series 2017, Ref. GO Bonds	4.00%	04/01/2030	35	35,396
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	4.00%	04/01/2027	40	40,338
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2029	90	92,372
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2027	120	121,704
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2027	$15	$15,213
Columbus (City of), OH, Series 2022 A, GO Bonds	5.00%	04/01/2027	70	70,994
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2027	190	194,387
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2027	55	56,270
Cuyahoga (County of), OH (Convention Hotel), Series 2024, Ref. COP	5.00%	12/01/2027	50	51,327
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.25%	02/15/2047	200	200,040
Franklin (County of), OH, Series 2017, RB	5.00%	12/01/2046	35	35,216
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	350	352,961
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2027	80	82,393
Hamilton (County of), OH (Trihealth, Inc.), Series 2017 A, RB	4.13%	08/15/2037	145	144,123
Hamilton (County of), OH (Trihealth, Inc.), Series 2017 A, RB	4.13%	08/15/2038	195	191,703
Hamilton (County of), OH (Trihealth, Inc.), Series 2017 A, RB	5.00%	08/15/2042	10	10,062
Hamilton (County of), OH (Trihealth, Inc.), Series 2020, Ref. RB	5.00%	08/15/2027	220	224,597
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2027	40	40,981
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/01/2027	45	46,103
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2027	215	220,469
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	155	158,496
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2027	115	116,895
Ohio (State of), Series 2019 A, GO Bonds(b)(c)	5.00%	05/01/2027	135	137,243
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2031	45	45,656
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2032	20	20,281
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2033	30	30,407
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2034	55	55,721
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2035	80	81,007
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2037	10	10,116
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2038	25	25,275
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2027	235	242,392
Ohio (State of), Series 2021, RB	5.00%	02/01/2027	80	80,827
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2027	95	97,703
Ohio (State of), Series 2026, Ref. RB	5.00%	12/15/2027	70	72,202
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2027	165	166,192
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2027	20	20,144
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2027	210	216,606
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2017, RB	5.00%	07/01/2042	500	502,152
Ohio (State of) Turnpike & Infrastructure Commission, Series 2010 A, Ref. RB	5.25%	02/15/2027	95	96,161
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018, RB	5.00%	02/15/2027	130	131,443
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2027	60	61,142
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2027	185	190,788
Ohio (State of) Water Development Authority, Series 2024 A, RB	5.00%	06/01/2027	165	168,140
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2027	350	356,660
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2027	110	111,985
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2028	170	172,964
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2029	15	15,254
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2029	165	167,753
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2030	55	55,905
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2030	55	55,885
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2031	110	111,720
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	06/01/2027	110	112,093
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2027	75	77,347
Ohio State University (The), Series 2017 A, Ref. RB	5.00%	12/01/2044	270	272,155
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2027	95	97,925
University of Cincinnati, Series 2017 A, RB	5.00%	06/01/2045	265	266,080
Upper Arlington City School District, Series 2018 A, GO Bonds(b)(c)	5.00%	12/01/2027	50	51,533
				7,792,905
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-0.91%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2027	$80	$80,126
Canadian (County of), OK Educational Facilities Authority (Yukon Public Schools), Series 2023, RB	5.00%	09/01/2027	90	91,696
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2027	135	136,321
Edmond Public Works Authority, Series 2017, RB	5.00%	07/01/2042	200	200,994
Edmond Public Works Authority, Series 2017, RB	5.00%	07/01/2047	10	10,036
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2027	115	115,601
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	105	107,119
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2027	290	294,067
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	4.00%	01/01/2042	715	673,771
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	275	275,546
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	5.00%	01/01/2027	160	161,312
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	4.00%	01/01/2029	80	80,339
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2029	75	75,563
Oklahoma (State of) Turnpike Authority, Series 2017, Ref. RB	4.00%	01/01/2031	30	30,095
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	4.00%	01/01/2039	140	137,382
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2040	10	10,037
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	35	35,108
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2027	70	70,574
Oklahoma County Independent School District No 12 Edmond, Series 2025, GO Bonds	4.00%	08/01/2027	35	35,404
Oklahoma County Independent School District No. 1 Putnam City, Series 2025, GO Bonds	3.25%	05/01/2027	110	110,230
Oklahoma County Independent School District No. 89, Series 2023 A, GO Bonds	3.00%	07/01/2027	110	110,075
Oklahoma County Independent School District No. 89, Series 2024 A, GO Bonds	4.00%	07/01/2027	160	161,601
Tulsa (City of), OK, Series 2024 D, GO Bonds	4.00%	10/01/2027	115	116,775
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019 A, RB	5.00%	09/01/2027	105	107,428
Tulsa County Independent School District No. 4 Bixby, Series 2025, GO Bonds	5.00%	06/01/2027	10	10,165
				3,237,365
Oregon-1.23%
Clackamas & Washington Counties School District No. 3, Series 2025, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	40	40,752
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	110	111,696
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	95	96,398
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	145	146,838
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	70	71,300
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	110	111,869
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	115	116,891
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	100	101,573
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	70	71,035
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	60	60,836
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	80	81,052
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	45	45,563
Metro, Series 2025, GO Bonds	5.00%	06/01/2027	50	50,936
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	85	86,605
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	105	106,925
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2030	90	91,600
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	105	106,801
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	70	70,948
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2027	125	127,440
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	105	107,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Multnomah County School District No. 1J Portland (Bid Group 1), Series 2026, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	$125	$127,381
Oregon (State of), Series 2017 L, Ref. GO Bonds	5.00%	08/01/2042	160	162,009
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2027	71	72,147
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	10	10,126
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	200	201,842
Oregon (State of) (Article XI-Q State), Series 2025, Ref. GO Bonds	5.00%	05/01/2027	35	35,565
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2027	60	61,028
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2027	80	81,371
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2028	60	61,052
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2029	95	96,599
Oregon (State of) Facilities Authority (Reed College), Series 2017 A, Ref. RB(b)(c)	4.00%	07/01/2027	50	50,566
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2030	75	76,033
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2031	150	151,996
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2027	65	65,934
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2018 A, RB(b)(c)	5.00%	09/01/2027	140	143,405
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2018 A, RB(b)(c)	5.00%	09/01/2027	45	46,094
Oregon Health & Science University, Series 2017 A, RB	5.00%	07/01/2042	100	100,310
Portland (Port of), OR, Series 2017 24A, RB	5.00%	07/01/2047	100	100,167
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2027	130	132,507
Washington & Clackamas Counties School District No. 23J Tigar, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	80	81,334
Washington & Clackamas Counties School District No. 23J Tigar, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	165	167,648
Washington & Clackamas Counties School District No. 23J Tigar, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	5	5,077
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	70	71,377
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	245	248,758
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	235	238,439
				4,392,823
Pennsylvania-4.72%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds(b)(c)	5.00%	11/01/2026	50	50,192
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2027	200	204,456
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2029	105	107,208
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2019, Ref. RB	5.00%	08/01/2027	110	112,451
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2022, Ref. RB	5.00%	08/01/2027	85	86,894
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2024 A, Ref. RB	5.00%	08/01/2027	175	178,899
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2027	35	35,413
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2027	125	127,117
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2027	150	151,741
Chester (County of), PA, Series 2017, Ref. GO Bonds	5.00%	11/15/2030	170	174,341
Chester (County of), PA, Series 2017, Ref. GO Bonds	4.00%	11/15/2031	45	45,553
Chester (County of), PA, Series 2017, Ref. GO Bonds	4.00%	11/15/2032	100	100,965
Delaware (County of), PA Authority (Haverford College), Series 2017 A, Ref. RB	5.00%	10/01/2042	100	100,389
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2035	5	5,064
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2047	35	35,156
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	685	688,202
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2032	$160	$161,386
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2034	125	125,968
Geisinger Authority (Geisinger Health System), Series 2017, Ref. RB	5.00%	02/15/2039	55	55,277
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016, Ref. RB	2.63%	02/15/2027	220	219,670
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2027	40	40,356
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2027	20	20,506
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	4.00%	11/01/2034	75	75,072
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2034	160	162,621
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2047	35	35,180
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2027	130	130,254
Pennsylvania (Commonwealth of), First series 2017, Ref. GO Bonds	4.00%	01/01/2030	115	115,405
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2027	390	393,237
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	5.00%	03/01/2027	30	30,365
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2027	160	162,584
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2027	95	96,622
Pennsylvania (Commonwealth of), First Series 2023 A, GO Bonds	5.00%	09/01/2027	245	250,885
Pennsylvania (Commonwealth of), First series 2023, Ref. GO Bonds	5.00%	09/01/2027	120	122,882
Pennsylvania (Commonwealth of), First Series 2024 C, GO Bonds	5.00%	08/15/2027	95	97,184
Pennsylvania (Commonwealth of), First Series 2026 C, GO Bonds	5.00%	04/01/2027	10	10,141
Pennsylvania (Commonwealth of), First Series 2026, Ref. GO Bonds	5.00%	08/01/2027	80	81,768
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	190	190,372
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2027	200	201,858
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2027	515	525,829
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2027	150	153,891
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2027	225	230,174
Pennsylvania (Commonwealth of), Series 2025 B, Ref. GO Bonds	5.00%	08/15/2027	260	265,978
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2034	95	95,029
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2035	60	59,327
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2036	275	268,647
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2037	155	149,080
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2017 A, RB(b)	5.00%	08/15/2033	55	56,155
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2017, RB	4.00%	08/15/2034	140	140,308
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	50	50,223
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2036	155	154,781
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB(b)	5.00%	08/15/2042	100	102,100
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	4.00%	08/15/2035	20	20,023
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB(b)	5.00%	08/15/2037	240	245,039
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	5.00%	08/15/2047	40	40,210
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2025, Ref. RB	5.00%	06/01/2027	55	55,980
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2026, Ref. RB	5.00%	06/01/2027	270	274,813
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2031	90	92,224
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2032	10	10,236
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2033	75	76,693
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2034	75	76,560
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2035	10	10,189
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2036	55	55,961
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2038	10	10,154
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2041	$50	$50,596
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB	6.00%	12/01/2030	90	93,265
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB	6.38%	12/01/2038	40	41,388
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2027	85	85,483
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2027	70	70,362
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2042	130	131,453
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	335	337,063
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-2, Ref. RB	5.00%	12/01/2027	255	262,819
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2036	25	25,275
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2037	25	25,254
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2042	30	30,181
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2027	70	71,248
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2032	5	5,071
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	4.00%	06/01/2039	225	219,306
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGI)(a)	5.00%	06/01/2034	65	65,861
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2038	90	89,854
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2030	45	46,164
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2031	285	292,044
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2035	10	10,194
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2036	440	440,154
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2037	75	74,254
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2038	140	137,404
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2031	260	266,329
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	4.00%	12/01/2037	260	256,033
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	4.00%	12/01/2038	75	73,609
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2040	675	682,923
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB	5.00%	06/01/2031	355	360,328
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB	4.00%	06/01/2038	135	132,731
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2037	670	668,908
Pennsylvania State University (The), Series 2017 A, RB	5.00%	09/01/2042	110	111,050
Pennsylvania State University (The), Series 2017 A, RB	5.00%	09/01/2047	215	216,492
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2042	25	25,251
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	175	176,257
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	40	40,847
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2035	65	66,018
Philadelphia (City of), PA, Series 2017 A, Ref. RB	5.00%	07/01/2042	5	5,035
Philadelphia (City of), PA, Series 2017 B, Ref. RB	5.00%	11/01/2029	100	102,618
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds	5.00%	08/01/2041	55	55,486
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2027	105	107,224
Philadelphia (City of), PA (1998 General Ordinance), Fifteenth Series 2017, Ref. RB	5.00%	08/01/2042	245	246,421
Philadelphia (City of), PA (1998 General Ordinance), Series 2017 15, Ref. RB	5.00%	08/01/2047	240	240,742
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	5.00%	07/01/2033	115	116,639
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	5.00%	07/01/2034	90	91,188
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2036	40	39,639
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2037	50	49,097
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2027	65	66,279
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2035	190	190,857
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	135	133,434
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	425	409,820
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017, Ref. RB	5.00%	09/01/2036	$95	$95,376
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2017, Ref. RB	5.00%	07/01/2033	75	75,340
Philadelphia School District (The), Series 2007 A, Ref. GO Bonds, (INS - NATL)(a)	5.00%	06/01/2027	10	10,162
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds(b)(c)	5.00%	09/01/2026	80	80,000
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds(b)(c)	5.00%	09/01/2026	65	65,000
Philadelphia School District (The), Series 2026 B, Ref. GO Bonds	5.00%	09/01/2027	120	122,571
Philadelphia School District (The), Series 2026 C, Ref. GO Bonds	5.00%	09/01/2027	5	5,107
Pottsville (City of), PA Hospital Authority (Lehigh Valley), Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	35	35,267
Reading School District, Series 2017, Ref. GO Bonds, (INS - AGI)(a)	5.00%	03/01/2037	20	20,115
Reading School District, Series 2017, Ref. GO Bonds, (INS - AGI)(a)	5.00%	03/01/2038	80	80,455
Scranton School District, Series 2017 E, Ref. GO Bonds, (INS - BAM)(a)	4.00%	12/01/2037	5	4,783
West Chester Area School District, Series 2025 A, Ref. GO Bonds	5.00%	05/15/2027	10	10,171
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(a)	5.00%	08/15/2031	375	381,966
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2034	50	50,073
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(a)	5.00%	08/15/2036	115	116,446
				16,892,018
Rhode Island-0.09%
Rhode Island (State of), Series 2025 C, Ref. GO Bonds	5.00%	08/01/2027	65	66,484
Rhode Island (State of) Infrastructure Bank, Series 2026 B, Ref. RB	5.00%	10/01/2027	25	25,662
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	5.00%	09/01/2029	200	204,389
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	4.00%	09/01/2037	10	9,579
				306,114
South Carolina-0.58%
Beaufort County School District, Series 2025 B, GO Bonds	5.00%	03/01/2027	145	146,799
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2027	445	458,533
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2027	55	55,674
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2030	200	201,368
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2031	100	100,606
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2032	195	195,836
Piedmont Municipal Power Agency, Series 2021 C, Ref. RB	5.00%	01/01/2034	100	100,397
SCAGO Educational Facilities Corp for Pickens School District, Series 2025, Ref. RB	5.00%	12/01/2027	65	66,765
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2027	45	46,340
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2038	85	86,202
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2039	140	141,776
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2034	55	56,063
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2036	75	76,261
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2037	15	15,232
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2040	110	111,264
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2035	80	81,477
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2027	140	143,784
				2,084,377
South Dakota-0.04%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	4.00%	09/01/2036	45	43,618
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	5.00%	09/01/2040	95	95,490
				139,108
Tennessee-0.72%
Chattanooga (City of), TN, Series 2025, Ref. RB	5.00%	09/01/2027	20	20,488
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2037	25	25,081
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	4.00%	01/01/2042	5	4,707
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2042	245	245,417
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2047	$60	$60,062
Knox (County of), TN Health, Educational & Housing Facility Board (University Health), Series 2017, Ref. RB	5.00%	04/01/2036	130	130,250
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 A, RB	5.00%	05/15/2042	265	266,760
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 B, RB	5.00%	07/01/2046	20	20,093
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2027	115	116,360
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2029	40	40,388
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2030	75	75,657
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2034	135	135,656
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, RB	5.00%	07/01/2042	15	15,118
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2027	240	244,803
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2027	120	120,960
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2027	70	71,190
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	485	485,499
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2017, GO Bonds	4.00%	07/01/2032	30	30,203
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2017, GO Bonds	4.00%	07/01/2033	80	80,459
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2027	120	122,026
Tennessee (State of) School Bond Authority, Series 2017 A, RB, (CEP - Tennessee Higher Education Intercept Program)	5.00%	11/01/2047	25	25,225
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Tennessee Higher Education Intercept Program)	5.00%	11/01/2027	125	128,600
Tennessee Energy Acquisition Corp., Series 2006 C, RB	5.00%	02/01/2027	115	115,691
				2,580,693
Texas-8.38%
Alamo Community College District, Series 2017, Ref. GO Bonds	5.00%	08/15/2027	155	158,549
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2027	105	106,156
Aldine Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2034	25	25,055
Aldine Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	35	35,161
Aldine Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	25	25,093
Allen Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	235	237,661
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	70	70,758
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2027	130	133,833
Austin (City of), TX, Series 2017, Ref. RB(b)(c)	5.00%	11/15/2027	5	5,137
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2029	115	117,955
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2037	65	65,910
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2042	110	110,894
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2027	95	97,801
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2027	145	148,599
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	180	184,027
Bexar (County of), TX, Series 2018, Ctfs. of Obligations	5.00%	06/15/2042	100	100,542
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligations	5.00%	02/15/2048	75	75,123
Board of Regents of the University of Texas System, Series 2016 E, RB	5.00%	08/15/2027	195	199,540
Board of Regents of the University of Texas System, Series 2017 B, RB	5.00%	08/15/2027	205	209,772
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2027	85	86,979
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2027	190	194,423
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2027	345	353,032
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2027	160	163,725
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Burleson Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	$105	$107,320
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	285	288,267
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	55	55,625
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	90	91,023
Cypress-Fairbanks Independent School District, Series 2026, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	155	156,762
Dallas & Fort Worth (Cities of), TX, Series 2020 A, Ref. RB	5.00%	11/01/2027	85	87,319
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2027	80	82,192
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2027	135	138,683
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2027	75	77,046
Dallas (City of), TX, Series 2017, RB	4.00%	10/01/2040	20	18,620
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2042	5	5,040
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	150	150,785
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2027	110	111,226
Dallas (City of), TX, Series 2024 A, GO Bonds	5.00%	02/15/2027	30	30,334
Dallas (City of), TX, Series 2024 B, Ctfs. Of Obligations	5.00%	02/15/2027	30	30,334
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2027	50	50,557
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2027	150	151,671
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2027	75	77,318
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	150	151,685
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	120	121,348
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2027	50	50,516
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2033	250	254,442
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2034	65	66,087
Del Valle Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	06/15/2027	50	50,952
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	155	156,982
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	150	151,787
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	15	15,162
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	15	15,060
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	210	214,849
Ector County Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	125	127,874
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	80	80,851
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	120	122,420
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	145	147,727
Fort Worth (City of), TX, Series 2025, GO Bonds	5.00%	03/01/2027	40	40,476
Fort Worth Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	140	141,534
Frisco Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	50	50,054
Frisco Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	135	136,461
Grapevine-Colleyville Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	75	76,753
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	11/15/2027	55	56,443
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2027	55	55,099
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2027	130	133,330
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2027	115	117,611
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX, Series 2022 A, Ref. RB	5.00%	08/15/2027	$210	$214,809
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2027	75	76,717
Harris (County of), TX, Series 2025 A, Ref. GO Bonds	5.00%	09/15/2027	175	179,379
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2027	75	75,299
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2027	215	220,707
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	5.00%	11/15/2031	205	209,247
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	4.00%	11/15/2032	85	85,250
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	5.00%	11/15/2033	135	137,429
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	4.00%	11/15/2034	30	30,000
Harris County Flood Control District, Series 2025 A, Ref. GO Bonds	5.00%	09/15/2027	55	56,342
Hays Consolidated Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	3.25%	02/15/2032	125	124,458
Hays Consolidated Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	200	190,954
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2027	65	65,324
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2027	110	111,337
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2029	130	131,434
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2030	115	116,180
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	4.00%	03/01/2033	65	65,158
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	4.00%	03/01/2034	185	185,336
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	4.00%	03/01/2035	35	35,040
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	4.00%	03/01/2036	40	40,021
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2027	75	77,157
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2042	810	816,869
Houston (City of), TX, Series 2017, A Ref. GO Bonds	4.00%	03/01/2037	55	54,922
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2027	70	71,331
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2027	55	55,669
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2027	230	236,615
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	55	55,219
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	40	40,404
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	50	50,127
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	50	50,100
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	60	60,493
Houston Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	245	247,741
Humble Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	100	100,553
Humble Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	65	65,683
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2027	105	107,304
Irving Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	85	85,939
Katy Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	65	65,701
Katy Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	165	166,756
Keller Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	35	35,401
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	55	56,170
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	250	250,953
Lewisville Independent School District, Series 2017 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	110	110,501
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	180	184,105
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Liberty Hill Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	$100	$100,165
Lone Star College System, Series 2017 A, GO Bonds	5.00%	08/15/2042	55	55,201
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2027	65	66,027
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2027	60	60,948
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	10	10,057
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2027	50	50,790
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2027	45	45,794
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2027	50	50,790
Mansfield Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	10	10,026
Midtown Redevelopment Authority, Series 2017, Ref. RB	5.00%	01/01/2036	50	50,191
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2029	110	112,041
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2030	80	81,360
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2033	5	5,003
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2034	110	109,539
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2035	75	74,036
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2036	40	39,108
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2037	60	57,957
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2047	85	85,320
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2027	130	131,472
North East Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2043	5	5,044
North East Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	80	81,804
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2027	15	15,359
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2027	55	56,316
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2032	125	125,240
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2032	95	95,618
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2033	180	180,272
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2033	180	181,099
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2034	80	80,451
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2035	145	145,752
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2036	125	125,030
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2036	280	281,313
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2037	130	130,554
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2032	120	120,776
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2039	100	100,368
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2043	350	350,912
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	595	596,129
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2034	530	530,644
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2035	50	50,038
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2036	65	65,022
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2027	120	120,956
North Texas Tollway Authority, Series 2023 A, Ref. RB	5.00%	01/01/2027	460	463,663
North Texas Tollway Authority, Series 2025 A, Ref. RB	5.00%	01/01/2027	5	5,040
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	105	106,199
Permanent University Fund - University of Texas A&M System, Series 2025 A, Ref. RB	5.00%	07/01/2027	15	15,318
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2027	$175	$178,648
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2027	50	51,017
Permanent University Fund - University of Texas System, Series 2026 A, Ref. RB	5.00%	07/01/2027	10	10,203
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2027	5	5,054
Plano Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	170	171,840
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	190	192,056
Round Rock Independent School District, Series 2019 A, GO Bonds(b)	5.00%	08/01/2027	25	25,525
SA Energy Acquisition Public Facility Corp., Series 2007, RB	5.50%	08/01/2027	25	25,455
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2027	305	305,379
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	175	175,826
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2042	235	235,763
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2047	5	5,011
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2027	175	176,721
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2027	155	158,482
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2027	5	5,029
San Antonio (City of), TX, Series 2024, GO Bonds	5.00%	02/01/2027	130	131,333
San Antonio (City of), TX, Series 2025 B, Ref. RB	5.00%	02/01/2027	15	15,148
San Antonio (City of), TX, Series 2025, GO Bonds	5.00%	02/01/2027	10	10,103
San Antonio Education Facilities Corp. (Trinity University), Series 2017, RB	5.00%	06/01/2047	380	381,494
San Antonio Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	95	97,266
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	325	326,742
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	165	165,774
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	60	60,239
Spring Branch Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2027	200	201,775
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2032	210	214,492
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2033	270	275,491
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2034	290	295,513
Texas (State of), Series 2017 B, Ref. GO Bonds	5.00%	10/01/2033	305	311,203
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2029	175	179,323
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2030	115	117,702
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2030	105	107,467
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2031	180	184,048
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2031	230	235,173
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2032	180	183,850
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2034	255	259,847
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2035	45	45,797
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2036	25	25,412
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2027	185	189,940
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2027	300	308,010
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2027	170	174,539
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2027	400	405,844
Texas (State of) Water Development Board, Series 2016, RB	5.00%	04/15/2027	25	25,073
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2027	65	65,980
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2032	115	115,801
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2033	360	362,075
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2042	320	323,660
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	820	826,617
Texas (State of) Water Development Board, Series 2017, RB	5.00%	04/15/2029	65	66,752
Texas (State of) Water Development Board, Series 2017, RB	5.00%	10/15/2031	140	143,358
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2034	315	316,319
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2037	175	174,445
Texas (State of) Water Development Board, Series 2017, RB	4.00%	04/15/2038	205	201,871
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2027	305	311,739
Texas (State of) Water Development Board, Series 2018, RB	5.00%	10/15/2027	235	241,307
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2033	55	56,002
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2034	$75	$76,291
Texas (State of) Water Development Board, Series 2018, RB	4.00%	08/01/2035	55	55,127
Texas (State of) Water Development Board, Series 2018, RB	4.00%	08/01/2036	5	5,006
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2037	25	25,344
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2038	40	40,509
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2027	110	112,431
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2027	135	137,983
Texas (State of) Water Development Board, Series 2025, RB	5.00%	10/15/2027	10	10,268
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2017 A, RB	4.00%	10/15/2035	130	130,331
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2017, RB	5.00%	04/15/2030	90	92,307
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2017, RB	4.00%	10/15/2036	80	80,103
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2027	5	5,006
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2027	185	188,328
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2029	120	121,888
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2030	75	76,113
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2042	15	15,123
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2027	120	122,159
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2027	70	70,870
Texas State University Board of Regents, Series 2017 A, Ref. RB(b)	5.00%	03/15/2028	105	106,249
Texas State University Board of Regents, Series 2017 A, Ref. RB(b)	5.00%	03/15/2029	115	116,368
Texas State University Board of Regents, Series 2017 A, Ref. RB(b)	5.00%	03/15/2030	105	106,249
Texas State University Board of Regents, Series 2017 A, Ref. RB(b)	5.00%	03/15/2031	125	126,487
Texas State University Board of Regents, Series 2017 A, Ref. RB(b)	5.00%	03/15/2032	70	70,833
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2027	120	121,492
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2030	50	50,925
Williamson (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2027	295	298,354
				29,990,903
Utah-0.31%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2027	70	71,366
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2027	110	112,146
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2042	130	130,860
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2047	25	25,101
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2027	75	76,513
Utah (State of), Series 2017, GO Bonds	5.00%	07/01/2027	60	60,489
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2027	95	96,956
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2029	55	56,106
Utah (State of), Series 2018, GO Bonds	4.00%	07/01/2030	60	60,554
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2027	245	250,046
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2027	175	178,706
				1,118,843
Vermont-0.03%
University of Vermont and State Agricultural College, Series 2017, Ref. RB	5.00%	10/01/2043	120	121,079
Virginia-1.92%
Fairfax (County of), VA, Series 2017, RB	5.00%	07/15/2044	5	5,037
Fairfax (County of), VA, Series 2017, RB	5.00%	07/15/2047	95	95,499
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.50%	10/01/2027	145	148,133
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2027	140	142,282
Fairfax (County of), VA, Series 2025 A, GO Bonds	4.00%	10/01/2027	50	50,815
Fairfax (County of), VA, Series 2026 A, GO Bonds	4.00%	10/01/2027	15	15,244
Fairfax (County of), VA, Series 2026 B, Ref. GO Bonds	5.00%	10/01/2027	75	77,019
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2027	135	137,286
Fairfax (County of), VA Industrial Development Authority (Metrorail Parking System), Series 2017, RB	5.00%	04/01/2047	65	65,251
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.), Series 2025, RB	5.00%	10/15/2030	50	51,219
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2023 A, RB	5.00%	07/01/2027	385	392,929
Richmond (City of), VA, Series 2017 B, Ref. GO Bonds	4.00%	07/15/2029	105	106,077
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2027	$85	$86,067
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2038	195	196,707
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	425	428,604
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2042	190	191,278
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2047	85	85,428
University of Virginia, Series 2017 B, Ref. RB	4.00%	04/01/2040	5	4,850
University of Virginia, Series 2017 B, Ref. RB	5.00%	04/01/2044	5	5,033
Virginia (Commonwealth of), Series 2025 B, Ref. GO Bonds	5.00%	06/01/2027	60	61,142
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Virginia Higher Education Intercept Program)	5.00%	09/01/2027	115	115,226
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2027	65	65,686
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2027	75	75,791
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2027	85	85,896
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 C, RB	4.00%	02/01/2033	230	230,716
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2027	50	50,527
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2030	220	222,022
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2031	115	115,988
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, Ref. RB	5.00%	02/01/2027	240	242,531
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2027	65	65,686
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, RB	4.00%	02/01/2034	50	50,109
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, RB	4.00%	02/01/2037	5	5,001
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	5.00%	02/01/2027	110	111,160
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2027	130	131,371
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2027	100	101,055
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2027	125	127,796
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2029	90	91,870
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	4.00%	08/01/2030	30	30,272
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	4.00%	08/01/2031	65	65,503
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2027	55	56,230
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2027	110	112,461
Virginia (Commonwealth of) Public Building Authority, Series 2022 A, RB	5.00%	08/01/2027	85	86,902
Virginia (Commonwealth of) Public School Authority, Series 2025 B, Ref. RB	5.00%	08/01/2027	85	86,917
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2027	145	147,557
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2029	180	185,006
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2030	195	200,143
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2031	130	133,247
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2032	95	97,208
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2034	105	105,578
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	155	155,307
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2027	135	136,824
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2027	500	512,874
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2017 A, Ref. RB	5.00%	05/15/2033	105	107,270
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2017 A, Ref. RB	4.00%	05/15/2035	75	75,314
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2027	10	10,176
Virginia (Commonwealth of) University Health System Authority, Series 2017, RB	5.00%	07/01/2046	25	25,135
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia Commonwealth University Health System Authority, Series 2017, Ref. RB	4.00%	07/01/2040	$135	$131,359
Virginia Resources Authority Clean Water Revolving Fund, Series 2025, Ref. RB	5.00%	10/01/2027	180	184,845
				6,880,459
Washington-4.35%
Auburn School District No. 408 of King & Pierce Counties, Series 2018, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2034	45	45,169
Auburn School District No. 408 of King & Pierce Counties, Series 2018, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2035	675	691,199
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2027	130	133,638
Energy Northwest, Series 2017 A, Ref. RB	5.00%	07/01/2027	200	203,986
Energy Northwest, Series 2024 B, Ref. RB	5.00%	07/01/2027	245	249,882
Energy Northwest, Series 2025 A, Ref. RB	5.00%	07/01/2027	55	56,096
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2029	170	173,263
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2033	245	248,868
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2034	115	116,730
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2027	95	96,893
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2027	130	132,591
Energy Northwest (No. 3), Series 2026 A, Ref. RB	5.00%	07/01/2027	15	15,299
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2030	145	149,075
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2031	350	359,399
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2032	85	87,209
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2027	90	91,659
King (County of), WA, Series 2017, Ref. GO Bonds	4.00%	07/01/2030	110	110,942
King (County of), WA, Series 2017, Ref. RB	5.00%	07/01/2049	100	100,429
King (County of), WA, Series 2021 A, GO Bonds	4.00%	01/01/2027	45	45,227
King (County of), WA, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2027	70	71,453
King (County of), WA, Series 2025 B, Ref. GO Bonds	5.00%	12/01/2027	65	67,001
King (County of), WA, Series 2026 A, Ref. RB	5.00%	07/01/2027	20	20,415
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2033	50	50,348
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2034	110	110,547
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2035	55	55,149
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2036	40	40,038
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2027	170	171,051
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	3.00%	12/01/2027	70	70,007
King County School District No. 411 Issaquah, Series 2018, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2032	275	282,385
King County School District No. 411 Issaquah, Series 2018, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2033	285	292,406
King County School District No. 414 Lake Washington, Series 2017, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2031	45	45,751
King County School District No. 414 Lake Washington, Series 2017, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2033	105	105,131
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2027	90	91,648
King County School District No. 414 Lake Washington, Series 2026, GO Bonds	5.00%	12/01/2027	5	5,153
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2027	115	118,311
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2033	$140	$142,178
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2034	55	55,823
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2036	185	187,533
Pierce County School District No. 3 Puyallup (Washing State School District Credit Enhancement Program), Series 2017, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2035	100	101,437
Seattle (City of), WA, Series 2017 C, Ref. RB(b)(c)	5.00%	09/01/2027	75	76,749
Seattle (City of), WA, Series 2017 C, Ref. RB(b)(c)	5.00%	09/01/2027	55	56,283
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2029	60	61,381
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2030	150	153,227
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2034	50	50,137
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2035	180	180,001
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2036	190	189,962
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	05/01/2027	90	91,507
Seattle (City of), WA (Green Bonds), Series 2020 A, RB	5.00%	07/01/2027	260	265,398
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2027	125	127,728
Snohomish (County of), WA School District No. 201, Series 2025, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2027	75	77,234
Spokane County School District No. 354, Series 2018, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2036	50	51,138
Spokane County School District No. 81, Series 2017 B, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2030	85	86,033
University of Washington, Series 2018, RB	5.00%	04/01/2043	20	20,102
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	235	239,745
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2034	50	50,964
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2035	100	101,827
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	55	55,945
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2037	130	132,103
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2038	115	116,725
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2039	55	55,760
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2040	80	81,033
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2041	10	10,122
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2042	150	151,735
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	275	281,278
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2029	275	281,081
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2030	155	158,413
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	425	434,242
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2032	270	275,624
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2034	215	219,145
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2027	65	65,677
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2029	60	60,621
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2030	55	55,564
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2031	160	161,615
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2032	180	181,749
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2033	120	121,126
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2034	20	20,180
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2035	70	70,598
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2036	40	40,324
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2038	70	70,496
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2039	85	85,560
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	100	100,609
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	85	85,472
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2042	160	160,842
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2029	95	97,101
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2033	190	193,836
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2033	210	214,240
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	$190	$193,663
Washington (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	80	81,462
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2027	55	55,573
Washington (State of), Series 2018 D, Ref. GO Bonds	5.00%	08/01/2031	115	117,501
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	110	112,511
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2027	50	50,521
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2027	65	66,217
Washington (State of), Series 2022, Ref. GO Bonds	4.00%	07/01/2027	500	506,285
Washington (State of), Series 2023 R, Ref. GO Bonds	5.00%	08/01/2027	245	250,593
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2027	250	255,191
Washington (State of), Series 2025 A, Ref. GO Bonds	5.00%	07/01/2027	200	204,152
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2027	45	45,469
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2027	60	61,370
Washington (State of), Series 2025B, Ref. GO Bonds	5.00%	07/01/2027	360	367,474
Washington (State of), Series 2026 R, Ref. GO Bonds	5.00%	08/01/2027	50	51,142
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2027	210	214,794
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2030	135	137,973
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2032	235	239,895
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2035	85	86,553
Washington (State of), Series R-2022D, Ref. GO Bonds	4.00%	07/01/2027	215	217,703
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2027	125	127,595
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2027	165	168,767
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2027	65	65,677
Washington (State of) (Bid Group 1), Series 2026 R-C, Ref. GO Bonds	5.00%	08/01/2027	95	97,169
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2017 A, RB	5.00%	10/01/2047	135	135,786
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2030	70	71,151
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2031	110	111,721
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2034	150	151,949
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2035	30	30,358
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2036	65	65,689
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2037	110	111,014
				15,562,469
West Virginia-0.12%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2027	340	347,963
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2029	85	86,857
				434,820
Wisconsin-1.22%
Fond Du Lac (County of), WI, Series 2019 A, GO Notes	3.00%	03/01/2029	150	150,002
Green Bay Area Public School District, Series 2025, GO Bonds	5.00%	04/01/2027	80	81,122
Madison (City of), WI, Series 2020, Ref. RB	3.75%	10/01/2027	70	70,760
Middleton-Cross Plains Area School District, Series 2019 A, GO Bonds	3.25%	03/01/2036	175	169,071
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2027	185	188,061
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2028	200	203,172
Wisconsin (State of), Series 2017 3, Ref. GO Bonds(b)	5.00%	11/01/2029	65	66,041
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	395	401,535
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2028	210	213,331
Wisconsin (State of), Series 2017, Ref. GO Bonds(b)	5.00%	11/01/2031	15	15,240
Wisconsin (State of), Series 2017, Ref. GO Bonds(b)	5.00%	11/01/2031	20	20,320
Wisconsin (State of), Series 2017-3, Ref. GO Bonds	5.00%	11/01/2027	135	137,233
Wisconsin (State of), Series 2019 A, Ref. RB(b)	5.00%	05/01/2027	150	152,402
Wisconsin (State of), Series 2019 A, Ref. RB(b)(c)	5.00%	05/01/2027	240	243,843
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of), Series 2019 A, Ref. RB(b)(c)	5.00%	05/01/2027	$170	$172,722
Wisconsin (State of), Series 2019 B, GO Bonds	5.00%	05/01/2040	45	45,300
Wisconsin (State of), Series 2021-1, Ref. GO Bonds	5.00%	05/01/2027	140	142,373
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2027	90	91,525
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2027	120	122,010
Wisconsin (State of), Series 2024 C, GO Bonds	5.00%	05/01/2027	110	111,864
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2027	205	208,434
Wisconsin (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2027	290	294,915
Wisconsin (State of), Series 2026-1, Ref. GO Bonds	5.00%	05/01/2027	65	66,102
Wisconsin (State of) Department of Transportation, Series 2017-1, Ref. RB	5.00%	07/01/2027	170	173,586
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2027	125	127,637
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2029	10	10,196
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2027	160	163,375
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health), Series 2017, Ref. RB	5.00%	04/01/2035	75	75,545
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.20%	12/01/2037	450	454,078
				4,371,795
TOTAL INVESTMENTS IN SECURITIES(d)-98.69% (Cost $353,748,907)				353,078,372
OTHER ASSETS LESS LIABILITIES-1.31%				4,672,666
NET ASSETS-100.00%				$357,751,038

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
August 31, 2026
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.77%
Alabama-0.34%
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2028	$120	$125,612
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2028	185	194,144
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2028	85	88,958
Auburn University, Series 2018 A, RB	5.00%	06/01/2043	90	91,349
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	55	55,494
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	5	5,015
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 B, RB	5.00%	07/01/2043	300	302,572
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2028	120	125,055
Jefferson County Board of Education, Series 2018, Revenue Wts.	5.00%	02/01/2046	115	115,751
				1,103,950
Alaska-0.07%
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2028	95	98,943
North Slope (Borough of), AK, Series 2025, GO Bonds	5.00%	06/30/2028	115	119,774
				218,717
Arizona-1.63%
Arizona (State of), Series 2019 A, Ref. COP(b)	5.00%	10/01/2028	200	209,977
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2028	150	156,757
Arizona (State of) Department of Transportation, Series 2026, Ref. RB	5.00%	07/01/2028	35	36,577
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2019, RB	5.00%	11/01/2044	45	45,376
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2023, RB	5.00%	11/01/2028	260	268,913
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2028	15	15,626
Arizona State University Board of Regents (Arizona State University), Series 2025, Ref. RB	5.00%	07/01/2028	15	15,626
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2028	150	154,238
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2017 A, RB	5.00%	01/01/2041	260	262,091
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2026 A, Ref. RB	5.00%	01/01/2028	85	87,401
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2036	220	225,369
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2037	245	250,373
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2042	70	70,853
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2028	50	51,987
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2028	75	77,981
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2030	70	72,623
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2031	255	264,110
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2032	85	87,920
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2033	105	108,463
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2034	195	201,021
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2035	80	82,312
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2036	100	102,792
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	4.00%	07/01/2038	65	63,426
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2028	40	41,780
Mesa (City of), AZ, Series 2014, Ref. RB	3.00%	07/01/2028	55	55,008
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Mesa (City of), AZ, Series 2018, RB	5.00%	07/01/2042	$130	$132,206
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018, Ref. RB	5.00%	07/01/2037	80	80,385
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2028	65	66,249
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2028	55	55,454
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2028	135	139,425
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2030	215	221,365
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2031	95	97,712
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2032	95	97,594
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2033	145	148,747
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2034	165	168,986
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2035	135	138,049
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2036	175	178,703
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	225	229,422
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2038	195	198,579
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2039	145	147,432
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2028	95	98,114
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2028	65	67,130
				5,274,152
Arkansas-0.05%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2033	65	66,696
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	90	92,070
				158,766
California-15.47%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2028	155	164,202
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2028	140	145,839
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2028	15	15,626
Bay Area Toll Authority, Series 2025 SSL, Ref. RB	5.00%	04/01/2028	5	5,209
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2028	180	187,507
Cabrillo Unified School District (Election of 2018), Series 2020 B, GO Bonds	5.00%	08/01/2050	75	75,762
California (State of), Series 2003, GO Bonds, (INS - AMBAC)(a)	5.00%	02/01/2028	50	51,703
California (State of), Series 2017, GO Bonds	5.00%	08/01/2028	25	25,585
California (State of), Series 2017, GO Bonds	5.00%	11/01/2028	50	51,487
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	210	214,912
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	160	163,742
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2028	245	252,288
California (State of), Series 2018, GO Bonds	5.00%	10/01/2028	240	251,573
California (State of), Series 2018, GO Bonds	5.00%	10/01/2030	300	313,563
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2028	360	376,372
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2030	165	171,932
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2036	200	206,775
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2037	225	232,171
California (State of), Series 2019, GO Bonds	5.00%	11/01/2028	250	262,464
California (State of), Series 2019, GO Bonds	5.00%	11/01/2031	195	203,858
California (State of), Series 2019, GO Bonds	5.00%	11/01/2032	315	328,831
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	495	513,759
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	75	77,842
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2028	205	214,885
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2034	110	114,511
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2036	280	290,494
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2037	250	258,803
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	80	82,411
California (State of), Series 2020, GO Bonds	3.00%	03/01/2028	20	20,129
California (State of), Series 2020, GO Bonds	4.00%	03/01/2028	50	51,069
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	520	545,926
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	345	362,201
California (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	290	303,984
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2028	$205	$214,710
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2028	195	204,403
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2028	525	552,029
California (State of), Series 2022, GO Bonds	5.00%	04/01/2028	365	378,833
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2028	240	246,717
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2028	320	335,954
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	550	571,151
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	100	101,855
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2028	40	41,895
California (State of), Series 2023, GO Bonds	5.00%	10/01/2028	150	157,233
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2028	100	104,737
California (State of), Series 2024, GO Bonds	5.00%	08/01/2028	290	303,188
California (State of), Series 2024, GO Bonds	5.00%	09/01/2028	95	99,500
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2028	470	491,374
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2028	75	78,552
California (State of), Series 2025, GO Bonds	5.00%	03/01/2028	110	113,960
California (State of), Series 2025, GO Bonds	5.00%	11/01/2028	35	36,745
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2028	75	77,700
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2028	155	162,049
California (State of), Series 2026, GO Bonds	5.00%	10/01/2028	105	110,063
California (State of) (Bid Group A), Series 2018, GO Bonds	5.00%	10/01/2048	350	358,128
California (State of) (Green Bonds), Series 2014, GO Bonds	3.00%	10/01/2028	70	70,003
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2053	20	20,014
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2043	100	100,683
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2028	155	164,202
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2028	155	164,202
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2028	125	132,421
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2028	115	121,827
California (State of) Department of Water Resources (Central Valley), Series 2025 BG, RB	5.00%	12/01/2028	110	116,530
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2043	300	298,145
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2048	60	57,913
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	95	90,109
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2024, RB	5.00%	12/01/2028	325	338,185
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2028	85	87,663
California (State of) Infrastructure & Economic Development Bank, Series 2026, Ref. RB	5.00%	10/01/2028	5	5,277
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(b)(c)	5.00%	01/01/2028	190	196,339
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(b)(c)	5.00%	01/01/2028	150	155,277
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(b)(c)	5.00%	01/01/2028	180	186,333
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2028	110	114,664
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2029	100	104,077
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2030	70	72,731
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2031	100	103,754
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2032	65	67,335
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2033	55	56,908
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2034	10	10,327
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2035	$115	$118,548
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2028	60	63,319
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts), Series 2017, Ref. RB	5.00%	01/01/2028	120	123,534
California (State of) Infrastructure & Economic Development Bank (The Broad) (Green Bonds), Series 2021, Ref. RB	5.00%	06/01/2028	115	120,440
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2023, Ref. RB	5.00%	04/01/2028	95	99,189
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	260	264,588
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	165	167,050
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2038	10	10,190
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	30	30,232
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2048	30	30,024
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB, (INS -BAM)(a)	5.00%	05/15/2043	15	15,207
California (State of) Municipal Finance Authority (Emerson College), Series 2017 B, Ref. RB	5.00%	01/01/2042	150	147,206
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018 A, RB	5.00%	06/01/2048	240	243,933
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018, RB	5.00%	06/01/2043	140	143,240
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB(b)(c)	4.00%	01/01/2028	40	40,875
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB(b)(c)	4.00%	01/01/2028	10	10,219
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB(b)(c)	5.00%	01/01/2028	10	10,349
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	145	146,265
California (State of) Public Finance Authority (Sharp Healthcare), Series 2024, Ref. RB	5.00%	08/01/2028	120	125,664
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2028	140	143,706
California (State of) Public Works Board, Series 2019 C, RB	5.00%	11/01/2028	170	178,623
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2028	25	25,890
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2028	125	130,948
California (State of) Public Works Board, Series 2022 B, Ref. RB	5.00%	06/01/2028	10	10,436
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2028	60	62,855
California (State of) Public Works Board, Series 2023 B, Ref. RB	5.00%	12/01/2028	170	178,905
California (State of) Public Works Board, Series 2023, Ref. RB	5.00%	09/01/2028	230	241,216
California (State of) Public Works Board, Series 2024, Ref. RB	5.00%	09/01/2028	45	47,194
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018 A, Ref. RB	5.00%	03/01/2042	25	25,126
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018 A, Ref. RB	5.00%	03/01/2048	10	10,009
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	5.00%	07/01/2048	340	343,570
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2038	55	56,012
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.25%	01/01/2043	90	87,217
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2043	345	349,122
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	265	266,981
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2034	215	224,507
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2035	145	151,040
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2036	185	192,249
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2037	$55	$57,030
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2038	30	31,053
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2039	5	5,167
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	265	272,129
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	150	152,583
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(b)(c)	3.00%	06/01/2028	140	141,532
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(b)(c)	4.00%	06/01/2028	160	164,532
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(b)(c)	5.00%	06/01/2028	150	156,805
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2028	150	152,048
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2028	80	81,662
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2028	5	5,244
East Side Union High School District, Series 2024 A, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2028	95	99,740
El Camino Community College District Fountation (The) (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2048	155	157,432
Folsom Cordova Unified School District (Election of 2014), Series 2018 C, GO Bonds	4.00%	10/01/2043	30	27,981
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2044	5	5,089
Hartnell Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2045	75	57,417
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2044	120	122,430
Hayward Unified School District, Series 2019, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	10	9,429
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2028	5	5,245
Long Beach Unified School District, Series 2026, Ref. GO Bonds	5.00%	08/01/2028	40	41,988
Los Angeles (City of), CA, Series 2018 A, RB	5.00%	06/01/2048	400	405,265
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2028	70	73,139
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2028	120	125,381
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2028	15	15,673
Los Angeles (City of), CA Department of Airports, Series 2019 C, Ref. RB	5.00%	05/15/2028	65	67,788
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2028	70	73,003
Los Angeles (City of), CA Department of Airports, Series 2025, Ref. RB	5.00%	05/15/2028	65	67,788
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	220	225,067
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	290	292,894
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2028	105	109,504
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2043	105	105,985
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2028	95	97,751
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2029	45	46,226
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2030	110	112,742
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2031	110	112,457
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2032	100	102,176
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2033	135	137,888
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2034	60	61,231
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2036	25	25,423
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2037	220	223,307
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2038	190	192,378
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2031	185	190,639
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2032	65	66,930
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2033	185	190,401
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2034	40	41,120
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2035	200	205,169
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2036	110	112,539
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2037	290	295,943
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2038	5	5,085
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	465	470,947
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2033	105	108,066
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2034	180	185,039
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2035	175	179,523
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2036	70	71,616
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2037	230	234,713
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2038	$120	$122,047
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2039	180	182,798
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	190	192,430
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2028	145	151,187
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2028	100	102,742
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2028	35	36,493
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2028	40	41,707
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2028	80	83,413
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2028	40	41,809
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2028	145	151,187
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB	5.00%	07/01/2028	1,050	1,080,408
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2028	45	45,958
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2028	30	30,639
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2032	125	130,162
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2033	130	135,184
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2034	80	83,079
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2028	65	68,017
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2028	100	104,854
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2030	90	93,983
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2031	115	119,946
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2037	75	77,438
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2038	100	103,046
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2039	120	123,341
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	865	889,431
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	07/01/2035	95	98,466
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2028	315	329,623
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2028	80	83,714
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2026 A, Ref. RB	5.00%	06/01/2028	50	52,321
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2026 B, RB	5.00%	06/01/2028	5	5,232
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2019 B, RB	5.00%	07/01/2036	15	15,522
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2028	60	62,913
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2028	50	52,514
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2028	245	257,317
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2028	110	115,530
Los Angeles Community College District (Election of 2016), Series 2025 F, GO Bonds	5.00%	08/01/2028	125	131,284
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	170	174,003
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	80	80,860
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2028	150	156,812
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2028	265	277,035
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2028	130	135,904
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2028	70	73,179
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2028	75	78,406
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2028	510	533,162
Los Angeles Unified School District (Election of 2005), Series 2018 M, GO Bonds	5.25%	07/01/2042	55	56,178
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2028	135	139,485
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2029	135	139,233
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2030	125	128,795
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2031	145	149,313
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2032	190	195,339
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2033	160	164,373
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2034	160	164,168
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2035	175	179,374
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2036	$195	$199,708
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2037	205	209,773
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	180	184,018
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	915	934,595
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, (INS - BAM)(a)	5.00%	07/01/2031	115	118,497
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2028	85	88,860
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2028	80	83,633
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2028	110	114,996
Los Rios Community College District, Series 2025, Ref. GO Bonds	5.00%	08/01/2028	100	105,182
Metropolitan Water District of Southern California, Series 2018 B, RB	5.00%	09/01/2028	185	194,837
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2028	150	158,454
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	3.00%	07/01/2028	280	283,747
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGI)(a)	5.00%	08/01/2043	100	101,992
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	250	231,267
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2028	20	20,234
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	95	96,697
Palo Alto Unified School District (Election of 2018), Series 2025, GO Bonds	5.00%	08/01/2028	155	163,121
Pasadena Unified School District (Election of 2020), Series 2023 C, GO Bonds	5.00%	08/01/2028	70	73,398
Pasadena Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2028	45	47,185
Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program), Series 2019, RB, (INS - AGI)(a)	5.00%	09/01/2047	50	50,718
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGI)(a)	5.13%	09/01/2028	70	73,949
Redwood City School District (Election of 2015), Series 2018, GO Bonds	5.25%	08/01/2044	200	204,757
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2028	135	139,568
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2028	110	115,657
Roseville Natural Gas Financing Authority, Series 2007, RB	5.00%	02/15/2028	15	15,394
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	185	188,651
Sacramento (City of), CA (Convention Center Complex), Series 2018, RB	5.00%	06/01/2043	105	107,036
Sacramento (City of), CA (Convention Center Complex), Series 2018, RB	5.00%	06/01/2048	50	50,701
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2028	160	168,263
Sacramento (City of), CA Municipal Utility District, Series 2017 E, Ref. RB	5.00%	08/15/2028	80	84,132
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2028	90	94,648
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2028	80	84,132
Sacramento (City of), CA Municipal Utility District, Series 2022 J, Ref. RB	5.00%	08/15/2028	45	47,324
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2028	55	58,290
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2028	65	68,888
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2028	115	121,337
San Benito High School District (Election of 2016), Series 2018, GO Bonds	4.00%	08/01/2048	190	174,615
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	185	190,498
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	125	128,682
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2028	40	42,223
San Diego (City of), CA Public Facilities Financing Authority, Series 2026 B, RB	5.00%	05/15/2028	75	78,448
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2028	85	88,870
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	05/01/2028	310	322,226
San Diego Unified School District (Election of 1998), Series 2006 G-1, Ref. GO Bonds, (INS - AGI)(a)	5.25%	07/01/2028	140	147,369
San Diego Unified School District (Election of 1998), Series 2006, Ref. GO Bonds, (INS - AGI)(a)	5.25%	07/01/2028	80	84,211
San Diego Unified School District (Election of 1998), Series 2024 A, GO Bonds	5.00%	07/01/2028	45	47,126
San Diego Unified School District (Election of 1998), Series 2025, Ref. GO Bonds	5.00%	07/01/2028	90	94,236
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2028	200	209,451
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2030	95	99,093
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2031	70	72,894
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	4.00%	06/15/2032	145	147,703
San Francisco (City & County of), CA, Series 2022, Ref. GO Bonds	5.00%	06/15/2028	110	114,939
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2028	100	104,490
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	110	111,135
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2028	120	125,035
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2022, Ref. RB	5.00%	05/01/2028	$70	$72,937
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2028	10	10,528
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2028	85	89,643
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2028	95	97,859
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	235	218,241
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 B, Ref. RB	5.00%	10/01/2043	225	229,124
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2028	135	142,128
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2028	45	45,315
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2028	90	94,490
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, Ref. GO Bonds	5.00%	08/01/2028	95	99,740
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2025, Ref. RB	5.00%	07/01/2028	85	89,079
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2028	155	163,367
San Leandro Unified School District (Election of 2020), Series 2020 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	55	52,378
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	150	152,988
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	235	240,652
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2028	60	63,132
Santa Clara (County of), CA Financing Authority, Series 2018 A, RB	4.00%	04/01/2043	40	38,430
Santa Clara Unified School District, Series 2026, Ref. GO Bonds	5.00%	08/01/2028	5	5,258
Santa Clara Unified School District (Election of 2018), Series 2025, GO Bonds	4.00%	07/01/2028	65	67,042
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2028	155	161,366
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	35	35,714
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2028	135	138,796
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023, RB	5.00%	07/01/2028	75	78,200
Southern California Public Power Authority (Windy) (Green Bonds), Series 2023 B, Ref. RB	5.00%	07/01/2028	95	99,053
Southwestern Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2028	75	79,077
Sweetwater Union High School District, Series 2024, Ref. GO Bonds	5.00%	08/01/2028	45	47,202
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2028	110	112,004
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2028	115	118,101
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2030	100	101,965
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2030	80	83,112
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2031	105	106,889
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2031	35	36,308
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2032	65	67,305
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2033	100	103,528
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2034	275	284,322
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2035	120	123,868
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2036	115	118,483
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2037	100	102,821
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2038	85	87,221
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	585	597,289
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	150	152,321
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	565	574,617
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2040	20	20,430
University of California, Series 2018, Ref. RB	5.00%	05/15/2028	140	146,101
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2028	45	46,961
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2028	85	88,704
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2028	455	474,828
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2028	140	146,101
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2028	165	172,190
University of California, Series 2026 CE, Ref. RB	5.00%	11/15/2028	40	42,148
University of California, Series 2026 CF, Ref. RB	5.00%	11/15/2028	10	10,537
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2030	70	71,352
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2031	$55	$57,037
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2034	75	77,517
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2035	130	134,146
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2036	100	102,995
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2037	95	97,648
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2038	240	246,192
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2039	50	51,178
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	285	290,892
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	390	395,907
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	650	657,990
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	25	25,010
Vernon (City of), CA, Series 2021 A, RB	5.00%	04/01/2028	100	102,781
				50,054,895
Colorado-2.57%
Arapahoe County School District No. 5 Cherry Creek, Series 2025, Ref. GO Bonds	5.00%	12/15/2028	20	21,068
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2028	155	164,802
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2043	30	30,957
Arkansas River Power Authority, Series 2018 A, Ref. RB	5.00%	10/01/2038	80	80,808
Centennial Water & Sanitation District, Series 2019, RB	5.25%	12/01/2048	10	10,180
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2028	315	331,382
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2030	205	214,430
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2031	205	213,725
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2032	85	88,307
Colorado (State of), Series 2018 A, COP	4.00%	12/15/2033	95	95,935
Colorado (State of), Series 2018 A, COP	4.00%	12/15/2034	500	502,923
Colorado (State of), Series 2018 A, COP	4.00%	12/15/2035	55	54,976
Colorado (State of), Series 2018 A, COP	4.00%	12/15/2036	80	79,932
Colorado (State of), Series 2018 A, COP	4.00%	12/15/2037	260	257,660
Colorado (State of), Series 2018 M, Ref. COP	5.00%	03/15/2031	130	134,246
Colorado (State of), Series 2018 N, COP	5.00%	03/15/2037	85	87,001
Colorado (State of), Series 2018 N, COP	5.00%	03/15/2038	360	367,933
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2028	105	110,485
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2028	70	73,640
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018 A, RB	5.00%	11/15/2048	55	55,185
Colorado (State of) Health Facilities Authority (Bethesda), Series 2018 A, Ref. RB	4.25%	09/15/2038	150	146,014
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2028	35	36,299
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2028	90	93,339
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2028	70	72,099
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2028	170	178,476
Colorado (State of) Regional Transportation District (Fastracks) (Green Bonds), Series 2021, Ref. RB	5.00%	11/01/2028	130	136,510
Colorado Springs (City of), CO, Series 2018 A-4, RB	5.00%	11/15/2048	225	226,907
Denver (City & County of), CO, Series 2018 B, Ref. RB	5.00%	12/01/2043	155	157,679
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	180	188,393
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2028	85	89,283
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2028	50	52,487
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2028	65	68,317
Denver City & County School District No. 1, Series 2018 A, GO Bonds	5.50%	12/01/2028	110	113,945
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2028	80	82,347
Denver City & County School District No. 1, Series 2025 D, Ref. GO Bonds	5.00%	12/01/2028	100	105,193
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2028	175	184,341
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2037	50	51,611
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2038	65	66,965
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2028	75	78,343
Ebert Metropolitan District, Series 2018 A-1, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2043	135	136,593
Fort Collins (City of), CO, Series 2018 A, RB	5.00%	12/01/2042	120	122,101
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2030	110	115,160
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2031	$90	$94,013
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2032	65	67,719
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2033	90	93,832
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2034	55	57,199
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2035	75	77,815
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2036	95	98,316
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2037	35	36,131
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2038	20	20,599
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2031	195	204,049
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2033	105	106,311
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2034	170	176,900
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2035	70	70,339
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2036	110	110,259
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2037	95	98,061
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2039	100	102,635
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2040	45	46,046
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	350	354,648
Metro Water Recovery, Series 2025 A, Ref. RB	5.00%	04/01/2028	60	62,302
Public Authority for Colorado Energy, Series 2008, RB	6.25%	11/15/2028	15	15,525
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2028	5	5,267
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	4.00%	06/01/2028	110	112,525
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	4.00%	06/01/2028	85	86,951
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	4.00%	06/01/2028	40	40,918
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	5.00%	06/01/2028	80	83,195
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2028	125	130,320
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2030	85	88,250
University of Colorado, Series 2017 A-2, Ref. RB(b)	4.00%	06/01/2038	5	5,069
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2039	100	97,758
University of Colorado, Series 2024 A, Ref. RB	5.00%	10/01/2028	220	230,471
Westminster Public Schools, Series 2019, COP, (INS - AGI)(a)	5.00%	12/01/2048	75	75,756
				8,327,156
Connecticut-2.47%
California (State of), Series 2018 E, GO Bonds	5.00%	09/15/2030	5	5,219
California (State of), Series 2018 E, GO Bonds	5.00%	09/15/2034	105	108,862
California (State of), Series 2018 E, GO Bonds	4.00%	09/15/2036	100	100,372
California (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/15/2028	45	46,998
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2033	85	87,701
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2034	75	77,264
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2035	75	77,086
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2037	80	81,845
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2038	25	25,515
Connecticut (State of), Series 2018 A, Ref. GO Bonds	5.00%	04/15/2028	110	114,195
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2028	125	131,079
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2030	115	120,128
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2031	180	187,643
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2032	180	187,300
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2034	145	150,430
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2035	160	165,498
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2036	165	170,184
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	70	71,758
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2028	90	93,671
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2030	60	62,339
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2032	95	98,364
Connecticut (State of), Series 2018 C, GO Bonds	4.00%	06/15/2036	25	25,091
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2028	45	47,167
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2031	85	88,542
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2032	$135	$140,372
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2033	75	77,930
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2035	10	10,338
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2037	100	102,776
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2028	70	73,370
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2028	125	129,767
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	105	108,610
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2028	120	123,896
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2028	120	122,755
Connecticut (State of), Series 2020, RB	5.00%	05/01/2028	120	124,795
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2028	130	132,480
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2028	130	135,195
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2028	150	157,543
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2028	135	137,575
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2028	180	188,666
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2028	115	120,921
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2028	165	173,496
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2028	35	36,506
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2028	95	99,139
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2028	115	119,949
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2028	125	129,059
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2028	75	78,227
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2028	160	166,885
Connecticut (State of), Series 2024 E, Ref. GO Bonds	5.00%	09/01/2028	35	36,658
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2028	180	189,268
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2028	100	103,627
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2028	215	226,262
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2028	60	62,664
Connecticut (State of), Series 2026 A, GO Bonds	5.00%	09/15/2028	5	5,241
Connecticut (State of) (Green Bonds), Series 2026 A, Ref. RB	5.00%	03/01/2028	40	41,416
Connecticut (State of) (Social Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2028	115	119,899
Connecticut (State of) (Social Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2028	70	72,478
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2032	140	143,798
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2036	165	168,542
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2038	165	167,885
Connecticut (State of) (Transportation Infrastructure), Series 2018 B, RB	5.00%	10/01/2033	165	171,564
Connecticut (State of) (Transportation Infrastructure), Series 2018 B, RB	5.00%	10/01/2037	20	20,565
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2028	145	149,675
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2030	135	139,039
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2031	155	159,397
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2033	160	164,240
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2034	155	158,929
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2035	185	189,333
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2037	110	112,148
Connecticut (State of) (Transportation Infrastructure), Series 2022 B, Ref. RB	5.00%	07/01/2028	90	93,873
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2024 A, Ref. RB	5.00%	07/01/2028	5	5,218
Hartford (City of), CT, Series 2023, Ref. RB	5.00%	04/01/2028	25	25,920
University of Connecticut, Series 2018 A, RB	4.00%	04/15/2038	35	35,017
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	100	102,917
University of Connecticut, Series 2026 A, Ref. RB	5.00%	02/15/2028	110	113,766
				7,993,840
Delaware-0.31%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2028	110	113,561
Delaware (State of), Series 2019, GO Bonds	5.00%	02/01/2028	69	71,369
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2028	90	92,914
Delaware (State of), Series 2021, Ref. GO Bonds	5.00%	02/01/2028	90	93,091
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware-(continued)
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2028	$75	$78,009
Delaware (State of), Series 2025, GO Bonds	5.00%	05/01/2028	5	5,201
Delaware (State of), Series 2026 A, GO Bonds	5.00%	05/01/2028	55	57,207
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2050	450	405,528
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2028	75	78,296
				995,176
District of Columbia-1.46%
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2028	100	101,769
District of Columbia, Series 2017 A, Ref. RB	5.00%	07/01/2037	10	10,067
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2028	110	111,946
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	265	269,177
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	95	98,566
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2031	130	134,748
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2032	55	56,869
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2033	105	108,393
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2028	155	162,658
District of Columbia, Series 2019 A, RB	5.00%	03/01/2028	135	139,982
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2028	165	173,025
District of Columbia, Series 2020 A, RB	5.00%	03/01/2028	120	124,428
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2028	295	309,347
District of Columbia, Series 2020, RB	5.00%	12/01/2028	85	89,300
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2028	75	77,618
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2028	420	441,812
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2028	55	56,810
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2028	145	151,197
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2028	60	62,798
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2028	310	326,099
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2028	160	166,838
District of Columbia (KIPP DC), Series 2017 B, Ref. RB	5.00%	07/01/2037	25	25,169
District of Columbia (KIPP DC), Series 2017 B, Ref. RB	5.00%	07/01/2048	10	9,641
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2043	105	106,591
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	245	247,181
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2028	60	62,956
District of Columbia Water & Sewer Authority, Series 2026, Ref. RB	5.00%	10/01/2028	135	141,650
District of Columbia Water & Sewer Authority (Green Bonds), Series 2018 A, RB	5.00%	10/01/2049	275	277,449
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB	5.00%	10/01/2044	230	233,213
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2010, RB, (INS - AGI)(a)	6.50%	10/01/2044	65	67,887
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2028	95	97,359
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2028	55	56,102
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2028	140	146,225
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2028	90	94,002
				4,738,872
Florida-2.53%
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2028	70	72,833
Broward (County of), FL, Series 2025, Ref. RB	5.00%	10/01/2028	5	5,244
Broward (County of), FL School District, Series 2019 A, Ref. COP	5.00%	07/01/2028	170	176,726
Broward (County of), FL School District, Series 2025 A, Ref. COP, (INS - AGI)(a)	5.00%	07/01/2028	110	114,492
Canaveral Port Authority, Series 2018 B, RB	5.00%	06/01/2048	45	45,265
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2043	145	147,262
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	185	186,650
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2028	225	234,723
Central Florida Expressway Authority, Series 2026 A, Ref. RB	5.00%	07/01/2028	40	41,670
Collier County Health Facilities Authority (Moorings, Inc.), Series 2018 A, RB	5.00%	05/01/2043	40	40,001
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	390	391,093
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2028	170	176,850
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2028	190	198,281
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2028	$108	$112,578
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2028	175	182,418
Florida (State of), Series 2025 A, Ref. GO Bonds	5.00%	06/01/2028	30	31,272
Florida (State of) (Department of Transportation), Series 2018, GO Bonds(b)(c)	4.00%	07/01/2028	60	61,330
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2028	130	136,510
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2028	65	67,797
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2028	105	109,518
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	4.00%	10/01/2028	100	101,197
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2042	255	256,962
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2048	155	155,495
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2044	185	172,306
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	80	81,995
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2043	50	50,804
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	10	10,075
Hillsborough (County of), FL School Board (Master Lease Program), Series 2017, Ref. COP	5.00%	07/01/2028	160	162,993
Hillsborough (County of), FL School Board (Master Lease Program), Series 2018, Ref. COP	5.00%	07/01/2030	260	269,483
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2028	135	141,313
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2028	130	133,214
JEA Electric System, Third Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2028	90	94,190
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2028	100	102,656
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2028	95	98,226
Lee (County of), FL School Board (The), Series 2025 B, Ref. COP	5.00%	08/01/2028	35	36,572
Miami (City of) & Dade (County of), FL School Board, Series 2026 A, Ref. COP	5.00%	02/01/2028	10	10,314
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2028	265	274,708
Miami-Dade (County of), FL, Series 2016 A, GO Bonds	4.00%	07/01/2042	120	112,270
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2028	180	184,644
Miami-Dade (County of), FL, Series 2018, RB	5.00%	07/01/2043	35	35,558
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2043	230	233,900
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2046	90	90,945
Miami-Dade (County of), FL, Series 2025 B, Ref. RB	5.00%	10/01/2028	15	15,730
Miami-Dade (County of), FL (Building Better Communities), Series 2025, Ref. GO Bonds	5.00%	07/01/2028	10	10,418
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(a)	5.25%	04/01/2028	45	46,701
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	5.00%	04/01/2048	50	50,170
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	5.00%	04/01/2053	470	470,287
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2028	80	83,791
Orange (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	08/01/2028	80	83,424
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	120	121,194
Orlando (City of), FL Utilities Commission, Series 2026 A, Ref. RB	5.00%	10/01/2028	10	10,486
Palm Beach County School District, Series 2017 B, Ref. COP	5.00%	08/01/2028	75	78,210
Palm Beach County School District, Series 2018 B, Ref. COP	5.00%	08/01/2028	185	192,918
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2028	15	15,642
Pasco (County of), FL School Board, Series 2018 A, COP, (INS - BAM)(a)	5.00%	08/01/2043	65	65,958
Polk County School District, Series 2020 A, Ref. COP	5.00%	01/01/2028	110	113,195
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 A, Ref. RB	5.00%	03/15/2042	300	302,006
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 B, Ref. PCR	5.00%	03/15/2042	290	291,939
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 1998 B, Ref. RB, (INS - NATL)(a)	5.50%	07/01/2028	15	15,550
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	5.00%	07/01/2038	45	45,832
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	5.00%	07/01/2041	250	253,272
South Florida Water Management District, Series 2026, Ref. COP	5.00%	10/01/2028	10	10,480
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2028	95	97,034
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 B, Ref. RB	4.00%	07/01/2042	130	121,094
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	150	151,593
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Tampa (City of), FL (Green Bonds), Series 2018, RB	5.25%	05/01/2043	$100	$101,804
Tampa Bay (City of), FL Water, Series 2025, Ref. RB	5.00%	10/01/2028	80	83,824
				8,174,885
Georgia-1.31%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(a)	5.75%	11/01/2028	95	101,372
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2028	65	66,797
Atlanta (City of), GA, Series 2020 A, Ref. RB	5.00%	07/01/2028	140	145,922
Atlanta (City of), GA (Green Bonds), Series 2026, Ref. RB	5.00%	11/01/2028	25	26,273
Bulloch (City of), GA Board of Education, Series 2026, GO Bonds	5.00%	11/01/2028	90	94,546
Cherokee County Board of Education, Series 2025 B, Ref. GO Bonds	5.00%	02/01/2028	35	36,217
Columbia (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	04/01/2028	95	98,706
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2028	30	31,440
Douglas (County of), GA School District, Series 2025, GO Bonds	5.00%	04/01/2028	95	98,676
Forsyth (County of), GA, Series 2025 A, GO Bonds	5.00%	03/01/2028	35	36,223
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2028	40	40,330
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2028	90	90,929
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2028	90	91,916
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2028	135	140,884
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2030	110	114,443
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2031	80	83,091
Georgia (State of), Series 2018 A, GO Bonds	4.00%	07/01/2034	60	60,793
Georgia (State of), Series 2018 A, GO Bonds	4.00%	07/01/2035	180	181,932
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2028	75	78,269
Georgia (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2028	155	158,997
Georgia (State of), Series 2023 A, GO Bonds	5.00%	07/01/2028	100	104,358
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2028	100	101,988
Georgia (State of) (Bid Group 3), Series 2026 C, Ref. GO Bonds	5.00%	12/01/2028	150	158,059
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	100	104,548
Georgia (State of) (Bidding Group 1), Series 2021 A-1, Ref. GO Bonds	5.00%	07/01/2028	110	114,794
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2028	85	88,704
Georgia (State of) Local Government, Series 1998 A, COP, (INS - NATL)(a)	4.75%	06/01/2028	455	462,019
Georgia (State of) Municipal Electric Authority, Series 2018 HH, Ref. RB	5.00%	01/01/2044	215	216,675
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019 A, RB	5.00%	01/01/2034	100	103,009
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	5.00%	01/01/2059	350	344,932
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2028	105	109,576
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2028	120	124,898
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2028	130	134,519
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2028	100	102,632
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2028	35	36,533
Richmond (County of), GA Board of Education, Series 2025, GO Bonds	5.00%	10/01/2028	135	141,622
				4,226,622
Hawaii-0.84%
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2028	75	76,182
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2028	105	107,723
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2028	115	118,769
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2030	120	123,600
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2031	165	169,754
Hawaii (State of), Series 2018 FT, GO Bonds	4.00%	01/01/2032	75	75,682
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2032	60	61,638
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2033	150	153,836
Hawaii (State of), Series 2018 FT, GO Bonds	4.00%	01/01/2034	45	45,206
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2034	115	117,793
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2035	105	107,358
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2036	95	96,973
Hawaii (State of), Series 2018 FT, GO Bonds	4.00%	01/01/2037	30	29,936
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2037	70	71,339
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2038	75	76,318
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2028	$115	$118,769
Hawaii (State of), Series 2026 B, Ref. RB	5.00%	01/01/2028	5	5,164
Honolulu (City & County of), HI, Series 2018 A, RB	5.00%	07/01/2036	45	45,851
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2028	105	110,212
Honolulu (City & County of), HI, Series 2025 E, Ref. GO Bonds	5.00%	07/01/2028	50	52,088
Honolulu (City & County of), HI (Green Bonds), Series 2018 A, RB	5.00%	07/01/2037	155	157,673
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2028	120	125,564
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2030	165	171,773
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2028	175	181,039
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2028	215	222,419
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2028	80	82,761
				2,705,420
Idaho-0.26%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018, Ref. RB	5.00%	03/01/2037	190	193,869
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018, Ref. RB	4.00%	03/01/2038	335	325,178
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2028	195	203,027
Idaho State Building Authority (Schools Modernization), Series 2025, RB	5.00%	06/01/2028	100	104,116
				826,190
Illinois-3.84%
Champaign (County of), IL Community Unit School District No. 4, Series 2020 A, GO Bonds	5.00%	01/01/2032	45	46,128
Champaign (County of), IL Community Unit School District No. 4, Series 2020 A, GO Bonds	5.00%	01/01/2033	80	81,877
Chicago (City of), IL (O’Hare International Airport), Series 2017 E, RB	5.25%	01/01/2028	115	115,959
Chicago (City of), IL (O’Hare International Airport), Series 2022 D, Ref. RB	5.00%	01/01/2028	85	87,537
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2028	175	180,223
Chicago (City of), IL Board of Education, Series 2018, RB	5.00%	04/01/2042	465	455,480
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2028	60	62,941
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2028	40	41,284
Chicago (City of), IL O’Hare International Airport, Series 2025 D, Ref. RB	5.00%	01/01/2028	45	46,343
Chicago (City of), IL Park District, Series 2023 C, Ref. GO Bonds	5.00%	01/01/2028	65	66,871
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2028	20	20,708
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2028	85	88,911
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2028	70	71,735
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2030	175	178,701
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2028	425	428,809
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2028	10	10,256
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	1,520	1,556,166
Illinois (State of), Series 2018 A, GO Bonds	6.00%	05/01/2028	75	78,852
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2030	145	149,494
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2031	55	56,561
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2032	75	77,052
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2033	145	148,817
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2034	245	250,405
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2035	85	86,721
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2036	75	76,374
Illinois (State of), Series 2018 A, GO Bonds	4.63%	05/01/2037	135	135,610
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2038	35	35,500
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2039	25	25,306
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2040	45	45,459
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2041	50	50,421
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2043	100	100,604
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	360	375,449
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2030	100	103,626
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	165	169,740
Illinois (State of), Series 2018 B, RB	4.75%	06/15/2043	150	149,986
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2028	30	31,287
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	155	160,621
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2031	$210	$217,145
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2032	70	72,238
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2033	75	77,154
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2028	10	10,442
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2028	150	156,437
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2028	135	139,316
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2028	115	120,237
Illinois (State of), Series 2021 C, Ref. GO Bonds	4.00%	03/01/2028	55	55,826
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2028	175	180,595
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2028	150	154,774
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2028	120	124,184
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2028	120	124,223
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2028	240	249,171
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2028	250	258,716
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2028	105	108,139
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2028	145	150,398
Illinois (State of), Series 2025 B, GO Bonds	5.25%	09/01/2028	205	214,512
Illinois (State of), Series 2026 C, GO Bonds	5.00%	04/01/2028	145	149,870
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2028	40	40,379
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2028	70	70,542
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2018, Ref. RB(b)(c)	4.25%	01/01/2028	105	107,068
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2018, Ref. RB(b)(c)	5.00%	01/01/2028	285	293,393
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2042	195	196,529
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017 A, Ref. RB	5.00%	07/15/2028	75	77,305
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	3.00%	12/01/2028	15	15,000
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	5.00%	12/01/2028	85	89,357
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2018 A, Ref. RB	5.00%	05/15/2032	145	149,371
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 B, Ref. RB	5.00%	04/01/2028	115	118,832
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2028	110	114,871
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	65	65,957
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2039	325	329,858
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	675	682,111
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2028	120	123,789
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	75	77,368
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2028	310	319,789
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2028	160	165,052
Illinois Municipal Electric Agency, Series 2025 A, Ref. RB	5.00%	02/01/2028	125	128,868
Sales Tax Securitization Corp., Series 2017, Ref. RB	5.00%	01/01/2028	75	77,139
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2032	70	71,705
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2028	215	221,131
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2028	100	102,852
Southwestern Illinois Development Authority (Hospital Sisters Services, Inc.), Series 2017, RB	5.00%	02/15/2028	15	15,444
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2028	70	72,259
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2028	85	87,993
Upper Illinois River Valley Development Authority (Morris Hospital), Series 2018, Ref. RB	5.00%	12/01/2043	100	97,687
Upper Illinois River Valley Development Authority (Morris Hospital), Series 2018, Ref. RB	5.00%	12/01/2048	100	96,758
				12,419,598
Indiana-0.60%
Hammond Multi-School Building Corp., Series 2018, RB, (CEP - Indiana Higher Education Intercept Program)	5.00%	07/15/2038	105	106,356
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	205	213,331
Indiana (State of) Finance Authority, Series 2017 C, Ref. RB	5.00%	02/01/2030	20	20,611
Indiana (State of) Finance Authority, Series 2018 A, RB	5.00%	02/01/2035	65	66,530
Indiana (State of) Finance Authority, Series 2018 A, RB	5.00%	11/01/2043	120	121,215
Indiana (State of) Finance Authority (Ascension Senior Credit Group), Series 2025, Ref. RB	5.00%	11/15/2028	20	20,942
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2028	95	99,640
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2028	$55	$56,339
Indiana (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	02/01/2028	140	144,927
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2033	75	76,969
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2034	40	40,998
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, Ref. RB	5.00%	02/01/2028	135	139,751
Indiana (State of) Finance Authority (State Revolving Fund Program), Series 2025, Ref. RB	5.00%	02/01/2028	95	98,343
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2030	90	92,315
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2031	80	81,941
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2032	70	71,609
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2033	60	61,305
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2034	60	61,189
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2042	110	111,363
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2033	60	61,917
Indianapolis Local Public Improvement Bond Bank, Series 2017, Ref. RB	5.00%	01/01/2040	135	136,957
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB	5.00%	01/15/2028	50	51,582
				1,936,130
Iowa-0.13%
Iowa (State of) Finance Authority, Series 2019, Ref. RB	5.00%	08/01/2037	65	66,815
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2028	95	97,048
Iowa (State of) Finance Authority (Green Bonds), Series 2019 A, Ref. RB	5.00%	08/01/2032	250	259,701
				423,564
Kansas-0.14%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2028	205	214,588
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2028	150	157,015
Lawrence (City of), KS ( (Lawrence Memorial Hospital), Series 2018 A, Ref. RB	5.00%	07/01/2043	80	80,115
				451,718
Kentucky-0.68%
Kentucky (Commonwealth of), Series 2018, COP	5.00%	04/15/2038	120	122,208
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2035	15	15,355
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2036	200	204,205
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2037	335	341,320
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB, (INS - BAM)(a)	5.00%	05/01/2032	70	72,207
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB, (INS - BAM)(a)	5.00%	05/01/2034	210	215,733
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2028	210	219,927
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2028	85	88,905
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2028	160	165,937
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2028	80	83,678
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 B, Ref. RB	5.00%	09/01/2028	30	31,379
Kentucky (Commonwealth of) Property & Building Commission (No. 135), Series 2026 A, RB	5.00%	03/01/2028	10	10,352
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2028	85	86,647
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2024, Ref. RB	5.00%	07/01/2028	75	78,159
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2026, Ref. RB	5.00%	07/01/2028	60	62,527
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023, Ref. RB	5.00%	10/01/2028	50	52,080
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2018 A, Ref. RB	4.00%	05/15/2038	340	335,215
				2,185,834
Louisiana-0.24%
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2028	80	82,736
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2028	105	109,932
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2030	115	119,470
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2031	90	93,333
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2028	55	57,583
Louisiana (State of) Gasoline & Fuels, Series 2025 B, RB	5.00%	05/01/2028	55	57,198
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	$5	$4,763
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2028	85	86,625
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2015, RB	5.00%	06/01/2045	15	15,118
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System), Series 2018 A, RB, (INS - AGI)(a)	5.00%	10/01/2048	130	129,269
New Orleans (Port of), LA Board of Commissioners, Series 2018 A, RB, (INS - AGI)(a)	5.00%	04/01/2048	5	5,019
St. Tammany Parish Hospital Service District No. 1, Series 2018, Ref. RB	5.00%	07/01/2048	10	10,017
				771,063
Maine-0.11%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2043	250	252,272
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2048	60	60,113
Maine (State of) Turnpike Authority, Series 2018, RB	5.00%	07/01/2047	30	30,297
				342,682
Maryland-2.77%
Howard (County of), MD, Series 2017 B, Ref. GO Bonds	5.00%	02/15/2028	25	25,271
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2028	125	129,407
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2031	35	36,052
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	4.00%	02/15/2032	40	40,520
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2028	145	150,393
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2028	200	209,210
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2030	150	156,159
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2031	220	228,595
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2032	200	203,236
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2033	30	30,415
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	230	240,592
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2028	175	177,335
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2028	175	179,013
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2028	150	155,579
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2030	70	72,366
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2031	150	154,812
Maryland (State of), Series 2022 C, Ref. GO Bonds	4.00%	03/01/2028	150	153,251
Maryland (State of), Series 2022 D, Ref. GO Bonds	4.00%	08/01/2028	240	246,590
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2028	230	239,709
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2028	175	182,387
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2028	355	371,348
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2028	165	172,598
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2028	165	171,137
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	270	282,434
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2028	110	113,993
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2028	95	98,533
Maryland (State of) (Bidding Group 2), Series 2025 B, Ref. GO Bonds	5.00%	08/01/2028	410	428,881
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2028	150	153,583
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2028	130	133,329
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2028	95	99,620
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2028	70	73,448
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2028	280	294,729
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2028	75	78,945
Maryland (State of) Department of Transportation, Series 2025 B, RB	5.00%	10/01/2028	105	110,172
Maryland (State of) Department of Transportation, Series 2025 C, Ref. RB	5.00%	11/01/2028	135	141,877
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Maryland Higher Education Intercept Program)	5.00%	05/01/2037	35	35,780
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Maryland Higher Education Intercept Program)	5.00%	05/01/2042	230	232,894
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2018 A, RB, (CEP - Maryland Higher Education Intercept Program)	5.00%	05/01/2047	525	528,523
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Stadium Authority (Construction & Revitalization), Series 2018, RB, (CEP - Maryland Higher Education Intercept Program)	5.00%	05/01/2038	$5	$5,101
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2028	70	72,948
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2028	80	83,369
Maryland Economic Development Corp. (Baltimore City), Series 2018, RB	5.00%	06/01/2058	50	50,095
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, Series 2015, RB	3.15%	03/01/2028	20	19,971
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2028	80	84,075
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2031	85	88,697
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2032	40	41,662
Montgomery (County of), MD, Series 2018 A, GO Bonds	3.75%	11/01/2037	25	24,550
Montgomery (County of), MD, Series 2018 A, GO Bonds	3.75%	11/01/2038	15	14,535
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2028	90	94,584
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2028	135	138,477
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2028	145	149,350
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2028	145	151,428
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2028	45	47,367
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2028	10	10,004
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2028	145	151,366
Prince George’s (County of), MD, Series 2018 A, GO Bonds	4.00%	07/15/2030	100	101,935
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2031	115	119,399
Prince George’s (County of), MD, Series 2018 A, GO Bonds	4.00%	07/15/2032	155	157,462
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2033	80	82,807
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2034	60	61,985
Prince George’s (County of), MD, Series 2018 A, GO Bonds	4.00%	07/15/2035	10	10,067
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2028	105	109,610
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2028	120	125,269
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2030	65	67,614
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2031	55	57,104
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2032	85	88,104
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2033	40	41,404
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2028	85	89,127
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2028	75	75,049
Washington (State of) Suburban Sanitary Commission, Series 2018, RB	4.00%	06/01/2041	10	9,707
				8,956,938
Massachusetts-3.14%
Boston (City of), MA, Series 2026 B, Ref. GO Bonds	5.00%	06/01/2028	5	5,211
Cambridge (City of), MA, Series 2026, Ref. GO Bonds	5.00%	02/15/2028	60	62,185
Lincoln (Town of), MA, Series 2019, GO Bonds	4.00%	03/01/2049	150	140,541
Massachusetts (Commonwealth of), Series 2004 B, Ref. GO Bonds	5.25%	08/01/2028	150	157,749
Massachusetts (Commonwealth of), Series 2004 B, Ref. GO Bonds, (INS - AMBAC)(a)	5.25%	08/01/2028	85	89,391
Massachusetts (Commonwealth of), Series 2005, Ref. RB(b)	5.50%	01/01/2028	125	129,410
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds	3.00%	07/01/2028	25	25,003
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2028	200	209,010
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2028	70	72,114
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2028	20	20,901
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2033	125	128,280
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2034	55	56,372
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2035	80	81,874
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2036	115	117,514
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2037	45	45,914
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2038	135	137,519
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2039	220	223,738
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2040	135	137,063
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2041	80	81,078
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2042	5	5,066
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2043	5	5,062
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2044	5	5,058
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2046	$75	$75,760
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2028	70	72,322
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2030	50	51,516
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2031	65	66,878
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2032	75	77,074
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2028	170	177,658
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2028	80	83,917
Massachusetts (Commonwealth of), Series 2018 D, GO Bonds	4.00%	05/01/2036	50	50,146
Massachusetts (Commonwealth of), Series 2018 D, GO Bonds	4.00%	05/01/2039	10	9,657
Massachusetts (Commonwealth of), Series 2018 D, GO Bonds	4.00%	05/01/2041	25	23,491
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2032	130	135,164
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2037	120	123,424
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2038	245	251,407
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.25%	09/01/2043	445	456,158
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2048	150	151,682
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2028	55	57,262
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2028	65	67,673
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2028	160	165,952
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2028	85	88,829
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2028	100	105,224
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2028	125	131,121
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2028	50	52,448
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2028	90	93,167
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2028	280	294,626
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2028	100	103,318
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2028	5	5,270
Massachusetts (Commonwealth of), Series 2026 A, Ref. GO Bonds	5.00%	07/01/2028	75	78,379
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	85	86,652
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.00%	06/01/2048	45	45,396
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2021, RB	5.00%	06/01/2041	245	249,340
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2028	185	193,266
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2028	60	62,948
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	220	221,406
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2028	120	125,362
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	25	26,117
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025 26A, RB	5.00%	02/01/2028	70	72,453
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2026, Ref. RB	5.00%	02/01/2028	35	36,227
Massachusetts (Commonwealth of) Development Finance Agency, Series 2018, Ref. RB	5.00%	06/01/2043	45	45,682
Massachusetts (Commonwealth of) Development Finance Agency, Series 2020 A-2, Ref. RB	5.00%	07/01/2028	70	73,089
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2043	480	483,605
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2048	290	290,395
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2017 A, Ref. RB	5.00%	01/01/2040	145	145,028
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2028	10	10,509
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2026, Ref. RB	5.00%	02/15/2028	95	98,363
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2028	240	247,493
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2029	170	174,954
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2030	175	179,806
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2031	195	200,033
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2032	$175	$179,242
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2033	140	143,262
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2034	140	143,029
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2035	155	155,021
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2036	115	114,515
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 1998 I-1, RB	5.20%	01/01/2028	90	93,305
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	150	142,955
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	375	380,135
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	375	380,135
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2028	200	207,138
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2028	20	20,634
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2028	5	5,257
Massachusetts (Commonwealth of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	125	126,855
Massachusetts (Commonwealth of) Water Resources Authority, Series 2026 D, Ref. RB	5.00%	08/01/2028	15	15,699
University of Massachusetts Building Authority, Series 2021-1, Ref. RB	5.00%	11/01/2028	5	5,254
				10,166,136
Michigan-0.92%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	05/01/2028	115	119,908
Downriver Utility Wastewater Authority, Series 2018, Ref. RB, (INS - AGI)(a)	5.00%	04/01/2043	45	45,400
Great Lakes Water Authority, Series 2018 A, RB	5.00%	07/01/2043	70	71,042
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2028	65	67,595
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2028	115	119,970
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	65	67,857
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	60	62,637
Great Lakes Water Authority, Series 2026 A, Ref. RB	5.00%	07/01/2028	10	10,439
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2028	230	241,741
Michigan (State of), Series 2023, RB	5.00%	11/15/2028	150	157,657
Michigan (State of) Building Authority (Facilities Program), Series 2023, Ref. RB	5.00%	10/15/2028	85	89,020
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, RB	5.00%	04/15/2028	105	109,072
Michigan (State of) Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2028	40	41,788
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2028	150	155,332
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	445	450,925
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2028	85	87,181
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	5.00%	12/01/2048	145	145,815
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB(b)(c)	4.00%	05/15/2028	40	40,864
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB(b)(c)	4.00%	05/15/2028	120	122,591
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008, Ref. RB	5.00%	12/01/2028	50	51,283
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2028	75	76,099
University of Michigan, Series 2018 A, RB	4.00%	04/01/2043	10	9,484
University of Michigan, Series 2018 A, RB	5.00%	04/01/2048	210	213,091
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2034	55	57,096
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2035	125	129,435
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2038	100	102,695
Wayne State University, Series 2018 A, RB	5.00%	11/15/2043	120	122,224
				2,968,241
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-1.39%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.00%	02/15/2043	$10	$10,061
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.00%	02/15/2053	350	342,706
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	240	240,321
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	5.00%	02/15/2048	35	34,757
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	5.00%	02/15/2058	300	289,339
Hennepin (County of), MN, Series 2019 B, GO Bonds	5.00%	12/15/2039	65	66,875
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2028	230	242,254
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2028	160	161,197
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2028	60	61,863
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2033	115	117,842
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2034	190	194,070
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2035	120	122,266
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2036	215	218,533
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2028	100	102,602
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2028	25	25,650
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2028	90	94,179
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2030	85	88,589
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2031	60	62,435
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	70	72,637
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2033	160	165,827
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	105	108,606
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2035	95	98,028
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2036	40	41,189
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	70	71,916
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2038	120	122,986
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	100	104,643
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2028	125	130,804
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2028	205	214,710
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2028	65	68,079
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2028	110	113,960
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2028	100	104,643
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2028	20	20,929
Minnesota (State of), Series 2023, COP	5.00%	11/01/2028	25	26,230
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2028	170	177,894
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2028	120	125,572
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2028	150	156,965
Minnesota (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2028	90	94,179
				4,495,336
Mississippi-0.22%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2028	170	174,482
Mississippi (State of), Series 2019 A, RB	5.00%	10/15/2036	110	112,870
Mississippi (State of), Series 2019, RB	4.00%	10/15/2038	10	9,609
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2034	90	93,259
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2035	55	56,856
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2036	55	56,728
Mississippi (State of), Series 2021 C, GO Bonds	4.00%	10/01/2040	5	4,775
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2028	70	72,154
West Rankin Utility Authority, Series 2018, RB(b)(c)	5.00%	01/01/2028	105	108,400
West Rankin Utility Authority, Series 2018, RB(b)(c)	5.00%	01/01/2028	30	30,971
				720,104
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

107

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-0.62%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2028	$50	$52,525
Kansas (City of), MO, Series 2018 A, RB	4.00%	01/01/2042	20	19,140
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2028	70	71,103
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	4.00%	10/01/2028	85	87,108
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2028	190	196,894
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2030	145	150,648
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2031	150	155,394
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2018 A, RB	5.00%	06/01/2048	10	10,052
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2028	50	51,606
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2028	155	161,168
Missouri (State of) Highway & Transportation Commission, Series 2026 A, RB	5.00%	05/01/2028	405	421,116
Missouri (State of) Highway & Transportation Commission (State Appropriations Mega), Series 2025, RB	5.00%	05/01/2028	370	384,723
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2028	55	57,647
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2028	40	41,804
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	65	66,093
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2028	80	83,831
				2,010,852
Montana-0.25%
Forsyth (City of), MT (Countryside Phase 2 South-Facilities), Series 2023, Ref. RB	3.88%	07/01/2028	230	232,770
Montana (State of) Facility Finance Authority (Kalispell Regional Medical Center Obligated Group), Series 2018, Ref. RB	4.13%	07/01/2038	100	97,716
Montana (State of) Facility Finance Authority (Kalispell Regional Medical Center Obligated Group), Series 2018, Ref. RB	5.00%	07/01/2048	75	75,272
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2018, Ref. RB	5.00%	08/15/2048	150	150,702
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2018, RB	5.00%	06/01/2048	250	250,761
				807,221
Nebraska-0.32%
Boys Town (Village of), NE (Boys Town), Series 2017, Ref. RB	3.00%	09/01/2028	250	249,060
Lincoln (City of), NE, Series 2020 A, RB	5.00%	09/01/2028	140	146,492
Metropolitan Utilities District of Omaha Water, Series 2026, Ref. RB	5.00%	12/01/2028	60	63,102
Nebraska (State of) Public Power District, Series 2023 A, Ref. RB	5.00%	07/01/2028	500	515,078
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2028	60	61,959
Omaha (City of), NE Public Power District, Series 2025 C, Ref. RB	5.00%	02/01/2028	10	10,326
				1,046,017
Nevada-1.59%
Clark (County of), NV, Series 2016 B, Ref. RB	5.00%	07/01/2028	85	88,564
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2028	125	127,306
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2032	45	46,633
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2033	50	51,745
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2034	115	118,808
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2035	100	103,106
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2036	85	87,486
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2037	110	112,963
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2038	55	56,365
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2043	365	370,856
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2030	45	47,181
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2031	155	162,362
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2032	100	104,529
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	190	198,229
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2034	385	400,712
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2035	80	83,050
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2036	95	95,347
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2037	105	105,038
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2038	25	24,725
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

108

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2039	$80	$77,769
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2028	85	88,611
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	780	787,659
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2028	85	88,611
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2028	250	260,621
Clark County School District, Series 2018 A, GO Bonds	4.00%	06/15/2038	55	53,128
Clark County School District, Series 2018 B, GO Bonds, (INS - AGI)(a)	4.00%	06/15/2037	75	74,389
Clark County School District, Series 2018 B, GO Bonds, (INS - AGI)(a)	4.00%	06/15/2038	245	240,535
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2028	110	114,447
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	695	707,319
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2028	130	135,374
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2028	90	91,729
Washoe County School District, Series 2018, GO Bonds, (INS - BAM)(a)	4.13%	10/01/2048	45	42,170
				5,147,367
New Hampshire-0.09%
New Hampshire (State of) Health and Education Facilities Authority (Dartmouth College), Series 2017, Ref. RB	5.00%	06/01/2028	170	177,176
New Hampshire (State of) Health and Education Facilities Authority (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2041	105	106,115
				283,291
New Jersey-4.13%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	1,160	1,209,372
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - NATL)(a)	5.50%	09/01/2028	35	36,850
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2028	175	177,708
New Jersey (State of) Economic Development Authority, Series 2018 EEE, RB(b)(c)	5.00%	12/15/2028	60	63,305
New Jersey (State of) Economic Development Authority, Series 2018, RB	5.00%	06/15/2048	55	55,746
New Jersey (State of) Economic Development Authority, Series 2023, Ref. RB	5.00%	03/01/2028	710	734,606
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2035	55	57,210
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2036	130	134,882
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2037	25	25,864
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	210	214,597
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB, (INS - BAM)(a)	4.13%	06/15/2039	245	240,518
New Jersey (State of) Economic Development Authority (State House), Series 2017, RB	4.50%	06/15/2040	110	110,042
New Jersey (State of) Educational Facilities Authority, Series 2024 A, Ref. RB	5.00%	05/15/2028	90	93,584
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2028	125	127,547
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2028	25	25,509
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2026, Ref. RB	5.00%	07/01/2028	55	57,226
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2028	100	101,863
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RB	5.00%	06/15/2033	85	88,228
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RN	5.00%	06/15/2030	110	114,982
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RN	5.00%	06/15/2031	95	99,071
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RN	5.00%	06/15/2032	115	119,635
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RN	5.00%	06/15/2034	200	207,088
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2028	255	267,752
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2030	270	281,890
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	4.00%	12/15/2031	220	222,616
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2032	645	670,232
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2033	620	642,779
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2034	390	403,311
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2035	225	232,087
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2036	10	10,288
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	4.25%	12/15/2038	90	89,020
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, (INS - BAM)(a)	4.00%	12/15/2037	410	408,471
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 AA, RB	4.00%	06/15/2036	125	125,072
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

109

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 AA, RB	5.25%	06/15/2043	$80	$81,483
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB(b)(c)	5.00%	12/15/2028	225	237,189
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB(b)(c)	5.00%	12/15/2028	90	94,876
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2030	75	78,380
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2032	130	135,239
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2033	55	57,088
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2035	15	15,492
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2036	100	100,058
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2037	395	390,692
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2038	250	243,379
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	420	425,364
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB(b)(c)	5.00%	12/15/2028	45	47,438
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2032	230	239,269
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	4.13%	06/15/2039	100	97,212
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2046	215	217,268
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2028	270	283,502
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2028	80	83,277
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2028	120	124,916
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2028	100	104,096
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(a)	5.25%	01/01/2028	125	129,421
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	140	144,327
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB(b)	5.00%	01/01/2030	95	97,948
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB(b)	5.00%	01/01/2031	95	97,948
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB(b)	5.00%	01/01/2032	65	67,017
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB(b)	5.00%	01/01/2033	125	128,879
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2034	10	10,057
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB(b)	5.00%	01/01/2034	75	77,327
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2035	165	165,663
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2037	95	95,075
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB(b)	5.00%	01/01/2040	305	314,464
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB(b)	5.00%	01/01/2030	120	123,724
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB(b)	5.00%	01/01/2031	130	134,034
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB(b)	5.00%	01/01/2032	35	36,086
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2033	5	5,035
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2035	135	135,543
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB(b)	5.00%	01/01/2035	125	128,879
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB(b)	5.00%	01/01/2036	225	231,982
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB(b)	5.00%	01/01/2037	295	304,154
New Jersey (State of) Turnpike Authority, Series 2020 D, RB	5.00%	01/01/2028	270	274,725
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2028	75	77,318
Rutgers The State University of New Jersey, Series 2018 N, RB	5.00%	05/01/2028	70	72,727
				13,357,502
New Mexico-0.27%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2028	60	62,079
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2028	105	109,264
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2030	90	93,572
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2028	225	234,136
New Mexico (State of) Severance Tax Permanent Fund, Series 2018, RB	5.00%	07/01/2028	55	57,307
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2028	105	109,403
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2028	100	104,194
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2028	110	114,613
				884,568
New York-22.17%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2028	160	168,879
Build NYC Resource Corp. (The Young Men’s and Women’s Hebrew Association), Series 2024, RB	5.00%	12/01/2028	250	261,474
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2023 A, Ref. RB	5.00%	05/01/2028	15	15,627
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

110

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2025, Ref. RB	5.00%	05/01/2028	$155	$161,478
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2028	100	101,038
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2028	10	10,476
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2033	160	165,867
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2034	210	217,193
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2035	230	237,421
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2037	145	149,251
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2038	170	174,744
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2039	110	112,774
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2030	80	83,411
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2031	55	57,232
Long Island (City of), NY Power Authority, Series 2019 A, RB	4.00%	09/01/2034	15	15,164
Long Island (City of), NY Power Authority, Series 2019 A, RB	4.00%	09/01/2037	55	55,042
Long Island (City of), NY Power Authority, Series 2019 A, RB	4.00%	09/01/2038	40	39,614
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2028	100	104,757
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	3.00%	11/15/2028	35	34,939
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2030	245	252,983
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2031	70	72,159
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2032	200	205,833
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2033	225	231,175
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	90	92,102
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2028	85	89,302
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2028	60	61,666
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2028	475	492,174
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2029	495	512,125
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2031	385	396,875
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2032	380	383,821
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2033	210	215,798
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2034	115	115,592
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2034	235	240,958
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2035	590	591,006
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2037	155	149,778
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB, (INS - BAM)(a)	5.00%	11/15/2031	55	56,761
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB, (INS - BAM)(a)	5.00%	11/15/2034	10	10,269
Metropolitan Transportation Authority (Green Bonds), Series 2017, Ref. RB	5.00%	11/15/2028	180	189,189
Metropolitan Transportation Authority (Green Bonds), Series 2017, Ref. RB	5.00%	11/15/2030	250	258,146
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2028	165	173,351
Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	11/15/2045	110	111,111
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGI)(a)	5.00%	11/15/2044	260	264,008
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2028	15	15,759
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2030	35	36,293
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2031	95	98,352
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2032	100	103,401
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2033	65	67,128
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2034	50	51,570
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2028	60	61,621
Nassau (County of), NY, Series 2018 B, GO Bonds, (INS - AGI)(a)	5.00%	07/01/2042	15	15,308
Nassau (County of), NY, Series 2018 B, GO Bonds, (INS - AGI)(a)	5.00%	07/01/2045	50	51,015
Nassau (County of), NY, Series 2018 B, GO Bonds, (INS - AGI)(a)	5.00%	07/01/2049	30	30,503
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2028	95	100,374
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2028	5	5,231
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2033	75	77,928
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2034	50	51,909
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2037	55	56,774
New York & New Jersey (States of) Port Authority, Series 2022, Ref. RB	4.00%	12/01/2028	25	25,828
New York & New Jersey (States of) Port Authority, Teo Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2031	105	109,094
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2035	80	82,864
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

111

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2036	$50	$51,708
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2038	80	80,042
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	400	407,013
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2028	70	71,994
New York & New Jersey (States of) Port Authority, Two Hundred Fifty Five Series 2025, Ref. RB	5.00%	10/15/2028	5	5,263
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2028	35	36,749
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023, Ref. RB	5.00%	12/01/2028	155	163,572
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2028	60	62,814
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2030	110	114,465
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2032	105	108,968
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2033	100	103,638
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2034	235	243,254
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2035	120	124,015
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	180	185,743
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2038	100	102,788
New York (City of), NY, Series 2005 1, GO Bonds	5.00%	09/01/2028	70	73,106
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2028	40	41,453
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2028	85	86,723
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2028	300	306,083
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	225	232,387
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2030	80	82,397
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	80	82,307
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2032	85	87,355
New York (City of), NY, Series 2017 C, Ref. GO Bonds	4.00%	08/01/2034	150	150,677
New York (City of), NY, Series 2017, A Ref. GO Bonds	5.00%	08/01/2029	230	237,118
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2031	90	92,797
New York (City of), NY, Series 2018 E-1, GO Bonds	5.25%	03/01/2031	65	67,296
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2032	165	169,931
New York (City of), NY, Series 2018 E-1, GO Bonds	3.25%	03/01/2033	70	69,040
New York (City of), NY, Series 2018 E-1, GO Bonds	5.25%	03/01/2034	135	139,325
New York (City of), NY, Series 2018 E-1, GO Bonds	5.25%	03/01/2035	135	139,125
New York (City of), NY, Series 2018 E-1, GO Bonds	4.00%	03/01/2036	220	219,555
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2037	155	158,600
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2038	110	112,409
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2039	145	147,942
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2040	85	86,612
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2041	15	15,260
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2044	95	96,303
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2028	90	93,835
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2028	345	359,701
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2028	130	136,285
New York (City of), NY, Series 2020 C, Ref. GO Bonds	5.00%	08/01/2028	110	114,687
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2028	355	370,127
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2028	125	130,326
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2028	105	109,660
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2028	245	255,440
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2028	115	119,900
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2028	60	62,557
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2028	285	297,144
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2028	275	286,718
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2028	55	57,344
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2028	45	46,917
New York (City of), NY, Series 2025 B-1, Ref. GO Bonds	5.00%	08/01/2028	130	135,539
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2028	5	5,234
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2028	115	119,900
New York (City of), NY, Series 2026 G, GO Bonds	5.00%	02/01/2028	30	30,979
New York (City of), NY, Subseries 2008 J-5, GO Bonds	5.00%	08/01/2028	100	104,261
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2028	120	124,358
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

112

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2033	$140	$145,866
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2034	365	379,324
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2035	160	165,926
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2036	155	160,366
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2037	205	211,557
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2038	130	133,902
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2039	165	169,593
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	175	179,604
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2041	180	184,540
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	60	61,435
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2043	75	76,680
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	90	91,861
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2033	120	123,641
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2034	340	349,943
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2035	235	241,505
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2036	140	143,635
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2037	135	138,275
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2038	65	66,486
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2039	200	204,231
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	165	168,261
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	645	655,459
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	500	506,343
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2028	65	68,040
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2028	135	140,991
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2028	100	103,264
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2028	40	41,135
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	5.00%	03/01/2028	35	36,150
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB(b)(c)	5.00%	06/15/2028	45	46,973
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2034	165	170,423
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2039	185	189,206
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	595	607,688
New York (City of), NY Municipal Water Finance Authority, Series 2018, Ref. RB	5.00%	06/15/2038	155	158,835
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	295	298,214
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.25%	06/15/2049	100	101,601
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, Ref. RB	5.00%	06/15/2037	155	159,197
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2028	80	83,520
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2028	225	234,900
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	325	330,046
New York (City of), NY Municipal Water Finance Authority, Series 2025 DD, Ref. RB(b)	5.00%	06/15/2028	220	229,646
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB(b)	5.00%	06/15/2028	55	57,412
New York (City of), NY Municipal Water Finance Authority, Subseries 2020 AA-2, RB	5.00%	06/15/2028	90	93,960
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-2, RB	5.00%	06/15/2030	40	41,975
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB(b)	5.00%	06/15/2028	110	114,823
New York (City of), NY Transitional Finance Authority, Series 1998 A-1, RB	5.00%	11/01/2028	190	199,268
New York (City of), NY Transitional Finance Authority, Series 2002-1, Ref. RB	5.00%	11/01/2028	140	146,829
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2028	145	148,077
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2028	135	138,711
New York (City of), NY Transitional Finance Authority, Series 2018 A, Ref. RB	5.00%	07/15/2032	115	119,388
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2032	125	128,990
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2033	230	237,036
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2034	170	174,920
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2035	265	272,197
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	240	246,259
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2037	215	220,140
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2038	190	194,158
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	07/15/2032	45	46,717
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

113

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2039	$195	$198,814
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2040	180	183,121
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2041	200	203,037
New York (City of), NY Transitional Finance Authority, Series 2018 S, RB	5.00%	07/15/2031	45	46,788
New York (City of), NY Transitional Finance Authority, Series 2018 S, Ref. RB	5.00%	07/15/2032	115	119,388
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2032	115	119,388
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2034	150	155,324
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2035	135	139,541
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2036	80	82,567
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2037	75	77,164
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2043	400	407,077
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	240	243,745
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2028	95	99,277
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2030	85	88,545
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2031	100	103,974
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2033	155	160,754
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2035	110	113,700
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	4.00%	07/15/2036	100	99,066
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	4.00%	07/15/2037	120	116,408
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	4.00%	07/15/2038	95	91,264
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2033	55	57,042
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2034	50	51,775
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.25%	07/15/2035	70	72,670
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.25%	07/15/2036	215	222,947
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2037	115	118,318
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2038	55	56,443
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2039	195	185,382
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	300	305,308
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.25%	07/15/2045	300	306,290
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2028	80	83,602
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2030	150	156,256
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2031	145	150,762
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2034	135	139,791
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.25%	07/15/2036	60	62,218
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	4.00%	07/15/2037	45	43,653
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	140	144,040
New York (City of), NY Transitional Finance Authority, Series 2018, RB	5.00%	08/01/2038	150	153,677
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2028	85	88,963
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2028	190	199,268
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2028	205	215,000
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2028	85	88,963
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2028	175	183,536
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2028	120	125,403
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2028	195	204,512
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2039	25	25,531
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2040	125	127,374
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2028	275	288,414
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2028	5	5,204
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2028	235	246,463
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2028	405	424,755
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2028	70	72,855
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2028	65	68,171
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2028	120	125,853
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2028	35	36,576
New York (City of), NY Transitional Finance Authority, Series 2025 S-2, Ref. RB	5.00%	07/15/2028	10	10,450
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2028	120	125,853
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2028	70	73,414
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2028	220	230,731
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

114

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2028	$45	$46,571
New York (City of), NY Transitional Finance Authority, Series 2026, Ref. RB	5.00%	11/01/2028	305	319,877
New York (City of), NY Transitional Finance Authority, Series 2026, Ref. RB	5.00%	11/01/2028	195	204,512
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB	5.00%	08/01/2028	150	156,994
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2033	160	165,554
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2035	175	180,348
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2036	315	324,249
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2037	230	236,165
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	470	479,109
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	455	462,434
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2035	230	237,029
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2036	315	324,249
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.25%	08/01/2037	270	278,680
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	4.00%	08/01/2038	255	247,400
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-2A, Ref. RB	5.00%	07/15/2034	155	160,501
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2028	215	224,681
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2030	240	250,009
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2031	255	265,133
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2033	260	269,653
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2035	305	315,260
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	345	356,070
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2037	380	390,965
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	5.00%	07/15/2032	255	264,730
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	5.00%	07/15/2034	290	300,292
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	4.00%	07/15/2038	415	398,678
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-4A, Ref. RB	5.00%	07/15/2033	230	238,539
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-4A, Ref. RB	5.25%	07/15/2035	190	197,283
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2034	210	216,855
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2034	170	175,549
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2038	205	210,025
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	4.00%	08/01/2039	200	190,276
New York (City of), NY Transitional Finance Authority, Subseries 2021 F-1, Ref. RB	5.00%	11/01/2028	125	131,097
New York (State of), Series 2019 A, GO Bonds	5.00%	03/01/2028	130	135,247
New York (State of), Series 2025 C, Ref. GO Bonds	5.00%	03/15/2028	40	41,654
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(a)	5.50%	03/15/2028	90	94,050
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	10	10,200
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2028	150	154,706
New York (State of) Dormitory Authority, Series 2018 A, RB(b)(c)	5.00%	03/15/2028	20	20,818
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2028	280	294,901
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2031	125	129,316
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2032	185	191,110
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2032	50	51,917
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2033	170	176,315
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2034	160	164,834
New York (State of) Dormitory Authority, Series 2018 A, RB	4.00%	07/01/2035	60	60,204
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2036	170	174,582
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2036	75	77,350
New York (State of) Dormitory Authority, Series 2018 A, RB	4.00%	07/01/2037	25	24,784
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2038	105	107,896
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2039	250	255,313
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	335	343,186
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2040	65	66,495
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2041	185	188,102
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2043	290	294,334
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2048	150	151,338
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB(b)	5.00%	03/15/2028	170	176,300
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB(b)(c)	5.00%	09/15/2028	35	36,696
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2030	145	151,567
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

115

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	09/15/2030	$70	$73,091
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2031	105	109,538
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2032	15	15,649
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	08/01/2032	375	382,031
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2037	160	165,904
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2039	215	221,751
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2040	165	168,802
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2045	270	274,641
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB(b)(c)	5.00%	03/15/2028	190	197,774
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2031	190	196,542
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2032	285	294,507
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2033	225	232,265
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2034	180	185,510
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2037	60	61,527
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2039	215	219,570
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2040	35	35,667
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2041	50	50,838
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(b)(c)	5.00%	09/15/2028	40	42,142
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2030	235	246,121
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2032	135	140,867
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2033	225	234,466
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2034	160	166,359
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2035	180	186,692
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2041	230	235,177
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2045	50	50,889
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	675	683,468
New York (State of) Dormitory Authority, Series 2018, Ref. RB(b)	5.00%	03/15/2028	230	239,410
New York (State of) Dormitory Authority, Series 2018, Ref. RB	5.00%	01/15/2030	45	46,208
New York (State of) Dormitory Authority, Series 2018, Ref. RB	5.00%	03/15/2030	250	258,876
New York (State of) Dormitory Authority, Series 2018, Ref. RB	5.00%	01/15/2031	120	123,059
New York (State of) Dormitory Authority, Series 2018, Ref. RB	5.00%	03/15/2031	170	177,726
New York (State of) Dormitory Authority, Series 2018-1, Ref. RB	5.00%	01/15/2032	160	163,917
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2028	110	112,793
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2028	100	103,554
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(a)	5.00%	10/01/2028	130	136,323
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(a)	5.00%	10/01/2030	35	36,604
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(a)	5.00%	10/01/2031	100	104,165
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(a)	5.00%	10/01/2032	105	109,021
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(a)	5.00%	10/01/2033	40	41,370
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(a)	5.00%	10/01/2034	100	103,254
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(a)	5.00%	10/01/2035	55	56,677
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	10/01/2028	155	162,635
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2028	155	160,813
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	5.00%	03/15/2028	55	57,063
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(b)	5.00%	03/15/2028	100	103,706
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2028	15	15,739
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2028	5	5,188
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2028	80	83,941
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2028	5	5,188
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	07/01/2028	350	360,881
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2028	120	125,911
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2028	95	98,563
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2028	175	181,563
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2028	25	25,938
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2028	65	67,438
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2028	10	10,493
New York (State of) Dormitory Authority, Series 2025, Ref. RB	5.00%	05/01/2028	75	77,810
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2028	75	77,813
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

116

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 A, RB(b)	5.00%	03/15/2028	$130	$135,319
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2035	220	226,332
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2036	235	241,407
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2030	135	139,853
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2033	170	175,436
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2037	165	169,144
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB	5.00%	03/15/2028	155	160,813
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2036	245	253,681
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2037	195	201,518
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2039	325	334,180
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2040	275	282,005
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	220	224,433
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	205	208,796
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2038	165	168,833
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2040	185	188,524
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	190	193,003
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 E, Ref. RB	5.00%	03/15/2038	5	5,153
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 E, Ref. RB	5.00%	03/15/2042	250	255,283
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	140	142,025
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	150	152,058
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2038	235	240,552
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2042	120	121,897
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	200	202,989
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	510	521,557
New York (State of) Dormitory Authority (General Purpose), Series 2018 A, Ref. RB	5.25%	03/15/2038	135	139,618
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2031	25	25,568
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2033	100	101,642
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2028	45	45,861
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2028	40	41,773
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2028	5	5,222
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2018 A, RB	5.00%	07/01/2043	25	25,461
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, Ref. RB	5.00%	07/01/2028	105	109,692
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2028	60	63,421
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2028	90	95,111
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2028	75	77,448
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2030	130	133,739
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2031	90	92,470
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2032	60	61,585
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2033	95	97,405
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2034	155	158,765
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2035	100	102,228
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	4.00%	01/01/2036	25	25,011
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	3.50%	01/01/2037	30	28,458
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2028	25	25,938
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2028	35	36,142
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2028	280	289,140
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2028	20	20,672
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2028	55	57,063
New York (State of) Thruway Authority (Bidding Group 1), Series 2025 A, RB	5.00%	03/15/2028	150	155,625
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2028	85	88,034
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2028	90	91,709
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 A, Ref. RB	5.00%	06/15/2030	70	72,781
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

117

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2043	$110	$111,912
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2048	160	162,371
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2028	75	78,340
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2028	110	114,899
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2028	55	57,450
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2028	85	88,786
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2035	195	202,054
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2037	140	144,398
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2038	130	133,787
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2039	220	225,793
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2040	170	174,051
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2042	160	163,445
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2043	215	219,555
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2044	170	173,381
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2045	215	218,990
New York State Urban Development Corp., Series 2019, RB	5.00%	03/15/2034	100	103,853
New York State Urban Development Corp., Series 2019, RB	5.00%	03/15/2036	165	170,582
New York State Urban Development Corp., Series 2019, RB	5.00%	03/15/2041	190	194,107
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2028	75	77,813
New York State Urban Development Corp., Series 2022, Ref. RB(b)	5.00%	09/15/2028	105	110,302
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2028	110	114,125
New York Transportation Development Corp. (Termial 4 John F. Kennedy International Airport), Series 2020, Ref. RB	5.00%	12/01/2028	75	78,392
Suffolk (County of), NY, Series 2017 D, Ref. GO Bonds, (INS - BAM)(a)	4.00%	10/15/2028	45	45,653
Suffolk (County of), NY Water Authority, Series 2018 A, RB	4.00%	06/01/2041	120	115,168
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2028	210	220,998
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2028	165	173,641
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.00%	02/01/2028	1,490	1,540,533
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.00%	03/01/2028	920	952,985
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2028	55	57,967
Triborough Bridge & Tunnel Authority, Series 2026, RB	5.00%	02/01/2028	380	392,888
Triborough Bridge & Tunnel Authority, Series 2026, Ref. RB	5.00%	11/15/2028	5	5,262
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	325	327,085
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, Ref. RB	5.00%	11/15/2028	175	184,165
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2028	425	444,972
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-1, Ref. RB	5.00%	11/15/2028	375	394,639
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2043	80	81,276
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2044	330	334,875
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2045	30	30,415
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2046	35	35,427
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2033	105	109,403
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2034	90	93,452
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2035	190	196,878
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2036	80	82,713
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2037	80	82,495
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2028	515	536,475
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, Ref. RB	5.00%	11/15/2028	325	342,020
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2028	145	152,594
				71,717,929
North Carolina-0.88%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2028	85	88,658
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

118

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2033	$25	$25,892
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2034	70	72,363
Charlotte (City of), NC, Series 2018, Ref. RB	4.00%	07/01/2035	5	5,046
Charlotte (City of), NC, Series 2018, Ref. RB	4.00%	07/01/2038	40	40,046
Charlotte (City of), NC, Series 2023 B, Ref. GO Bonds	5.00%	07/01/2028	55	57,367
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2028	55	56,718
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2028	110	115,320
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2028	280	284,526
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2028	125	130,408
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2030	40	41,550
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2028	85	88,397
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2028	125	130,408
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	80	83,461
North Carolina (State of), Series 2021, RB	5.00%	03/01/2028	65	67,243
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2028	75	77,997
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2028	45	46,798
North Carolina (State of), Series 2025 B, Ref. RB	5.00%	05/01/2028	35	36,399
North Carolina (State of), Series 2025 C, Ref. GO Bonds	5.00%	06/01/2028	80	83,461
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2028	170	176,793
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2028	160	165,521
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2028	195	201,729
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2028	100	103,959
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2033	60	60,553
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2034	80	80,646
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2035	80	80,505
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2036	55	55,191
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2037	90	90,118
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2039	25	24,313
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2028	35	36,680
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2028	65	67,360
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2028	95	98,859
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2028	80	83,837
				2,858,122
North Dakota-0.06%
University of North Dakota, Series 2018, COP	5.00%	04/01/2057	205	205,760
Ohio-2.30%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2028	85	87,551
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2029	125	128,530
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2036	25	24,975
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2037	120	118,124
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2038	20	19,258
Allen (County of), OH (Mercy Health), Series 2017 A, Ref. RB	5.00%	08/01/2042	50	50,486
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	5.00%	12/01/2028	35	36,583
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020, Ref. RB	5.00%	02/15/2028	50	51,538
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2028	20	20,615
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(a)	5.25%	12/01/2028	145	153,056
Cleveland (City of), OH, Series 2018, GO Bonds	5.00%	12/01/2043	150	152,241
Cleveland (City of), OH, Series 2025 A, Ref. RB	5.00%	01/01/2028	55	56,590
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	100	101,061
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2028	65	66,625
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2028	75	77,819
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2030	55	57,531
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2031	90	93,964
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2032	80	83,435
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2033	70	72,929
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

119

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2034	$200	$208,011
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2035	10	10,376
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2028	60	62,255
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2028	95	99,422
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2028	105	109,888
Columbus (City of), OH, Series 2025-1, Ref. GO Bonds	5.00%	04/01/2028	55	57,067
Cuyahoga Community College District, Series 2018, GO Bonds(b)(c)	4.00%	06/01/2028	10	10,247
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2043	55	55,938
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	165	166,681
Lucas (County of), OH (ProMedica Healthcare System), Series 2018, Ref. RB	5.25%	11/15/2048	50	49,108
Miami (County of), OH, Series 2019, Ref. RB	5.00%	08/01/2049	295	296,311
Miami Valley Career Technology Center, Series 2018, GO Bonds	3.75%	12/01/2047	35	29,674
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2037	35	35,001
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2038	50	49,430
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2028	65	68,105
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/01/2028	130	136,209
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2028	135	141,555
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	115	120,186
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2028	115	119,538
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2028	215	226,574
Ohio (State of), Series 2021, RB	5.00%	02/01/2028	55	56,896
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2028	140	147,162
Ohio (State of), Series 2026 Z, GO Bonds	5.00%	05/01/2028	120	124,735
Ohio (State of), Series 2026, Ref. RB	5.00%	12/15/2028	55	57,961
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2030	140	143,829
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2031	185	189,742
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2033	280	286,349
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	4.00%	01/01/2036	350	348,895
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2028	130	133,707
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2032	125	128,049
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	4.00%	01/01/2034	155	155,588
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2028	75	77,139
Ohio (State of) Higher Educational Facility Commission (University of Dayton 2018), Series 2018, RB	5.00%	12/01/2048	5	5,023
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2028	65	65,690
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2028	140	144,854
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2030	100	103,127
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2031	95	97,847
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	4.00%	02/15/2032	135	136,210
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	4.00%	02/15/2033	90	90,635
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2033	155	159,287
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018, RB	4.00%	02/15/2031	65	65,725
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018, RB	5.00%	02/15/2032	135	138,870
Ohio (State of) Water Development Authority, Series 2018, RB	5.00%	06/01/2028	375	388,342
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2028	190	198,220
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2028	255	268,357
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2028	60	61,075
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	06/01/2028	75	78,245
University of Cincinnati, Series 2018 A, Ref. RB	5.00%	06/01/2044	95	96,153
				7,452,199
Oklahoma-0.26%
Mayes County Independent School District No 1 Pryor, Series 2026, GO Bonds	4.00%	06/01/2028	10	10,183
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	175	182,563
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2028	190	197,351
Oklahoma (State of) Turnpike Authority, Series 2017 D D, Ref. RB	5.00%	01/01/2028	140	144,533
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2028	20	20,647
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

120

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Oklahoma County Independent School District No. 89, Series 2024 A, GO Bonds	4.00%	07/01/2028	$150	$153,164
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019, RB	5.00%	09/01/2028	125	130,547
				838,988
Oregon-0.92%
Benton & Linn (Counties of), OR Consolidated School District No. 509J & 509A Corvallis, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	120	123,165
Clackamas & Washington Counties School District No. 3, Series 2025, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	80	83,320
Metro, Series 2025, GO Bonds	5.00%	06/01/2028	80	83,405
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	35	35,640
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2028	190	198,190
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	95	98,993
Multnomah County School District No. 1, Series 2026, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	30	31,261
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2028	10	10,393
Oregon (State of), Series 2026, Ref. GO Bonds	5.00%	05/01/2028	15	15,589
Oregon (State of) (Article XI - Q State), Series 2023, GO Bonds	5.00%	05/01/2028	102	106,008
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2028	135	140,223
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2026 A, Ref. RB	5.00%	09/01/2028	15	15,728
Oregon (State of) Tri-County Metropolitan Transportation District (Garve), Series 2018 A, RB	5.00%	10/01/2032	50	51,430
Oregon (State of) Tri-County Metropolitan Transportation District (Garvee), Series 2018 A, RB	4.00%	10/01/2033	235	236,224
Oregon City School District No. 62, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	370	372,385
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2028	60	62,142
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2028	65	67,767
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2030	50	51,985
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	70	72,670
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	150	155,519
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	145	150,112
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	115	118,821
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2035	105	105,053
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	90	92,602
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	105	107,788
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	120	122,927
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2039	115	117,494
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	155	156,844
				2,983,678
Pennsylvania-3.93%
Allegheny (County of), PA, Series 2018 C-77, GO Bonds	5.00%	11/01/2043	155	158,092
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, Ref. RB	5.00%	08/01/2028	110	112,411
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2032	30	30,678
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2036	95	96,366
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2037	55	53,393
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	175	173,095
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	5.00%	04/01/2030	25	25,660
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	5.00%	04/01/2033	265	270,500
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	4.00%	04/01/2038	150	143,994
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

121

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2018, Ref. RB	5.00%	04/01/2028	$95	$97,957
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2028	130	134,572
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2028	75	77,543
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2043	15	15,243
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2045	100	101,288
Chester (County of), PA, Series 2026 A, Ref. GO Bonds	5.00%	07/15/2028	30	31,328
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2028	75	77,388
Delaware Valley Regional Finance Authority, Series 1998 A, RB, (INS - AMBAC)(a)	5.50%	08/01/2028	455	476,607
Erie Sewer Authority, Series 2018 B, Ref. RB, (INS - AGI)(a)	4.00%	12/01/2041	265	257,145
Luzerne (County of), PA, Series 2025, Ref. GO Bonds, (INS - AGI)(a)	5.00%	06/15/2028	125	130,232
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2028	80	82,218
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018 A, Ref. RB	5.00%	09/01/2030	30	30,936
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	5.00%	09/01/2043	205	206,300
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	5.00%	09/01/2048	165	165,068
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2018, Ref. RB	4.00%	11/01/2038	325	311,389
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2028	395	398,101
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	5.00%	03/01/2028	210	217,184
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	4.00%	03/01/2035	25	25,103
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	4.00%	03/01/2036	330	330,639
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	4.00%	03/01/2037	415	415,142
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	4.00%	03/01/2038	395	391,359
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGI)(a)	4.00%	03/01/2033	10	10,087
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGI)(a)	4.00%	03/01/2034	55	55,397
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGI)(a)	3.75%	03/01/2039	700	664,618
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - BAM)(a)	4.00%	03/01/2035	185	185,766
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - BAM)(a)	4.00%	03/01/2037	20	20,004
Pennsylvania (Commonwealth of), First Series 2018-1, GO Bonds	5.00%	03/01/2032	215	221,490
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2028	75	77,835
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2028	60	62,430
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2028	155	162,342
Pennsylvania (Commonwealth of), First Series 2024 C, GO Bonds	5.00%	08/15/2028	215	224,464
Pennsylvania (Commonwealth of), First Series 2024, Ref. GO Bonds	4.00%	02/15/2028	95	96,809
Pennsylvania (Commonwealth of), First Series 2026 C, GO Bonds	5.00%	04/01/2028	210	217,560
Pennsylvania (Commonwealth of), First Series 2026, Ref. GO Bonds	5.00%	08/01/2028	35	36,511
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2028	240	242,105
Pennsylvania (Commonwealth of), Series 2018 A, Ref. COP	5.00%	07/01/2043	245	247,270
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2028	340	354,356
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2028	185	194,074
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2028	110	114,842
Pennsylvania (Commonwealth of), Series 2025 B, Ref. GO Bonds	5.00%	08/15/2028	220	229,684
Pennsylvania (Commonwealth of) (Bid Group A), First Series 2023 A, GO Bonds	5.00%	09/01/2028	205	214,710
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2025 B, Ref. RB	5.00%	03/15/2028	35	36,023
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	10	10,094
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2003, RB, (INS - AGI)(a)	5.50%	06/01/2028	130	135,864
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2026, Ref. RB	5.00%	06/01/2028	115	119,393
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2013 A-2, RB	5.00%	12/01/2038	185	189,303
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2028	100	101,657
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.25%	12/01/2044	205	210,024
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	430	434,612
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2043	260	264,852
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

122

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	$200	$202,145
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2039	40	40,809
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	365	370,478
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2048	140	141,412
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	165	167,501
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2030	100	104,601
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2013 A-2, RB	5.00%	12/01/2033	140	145,142
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2043	220	223,566
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2048	190	191,816
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2053	245	246,271
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2028	45	47,069
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2028	60	62,580
Philadelphia (City of), PA Authority for Industrial Development, Series 2019, Ref. RB	5.00%	10/01/2028	160	167,284
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2028	100	104,212
State College Area School District, Series 2018, GO Bonds	5.00%	05/15/2044	185	187,503
Temple University-of The Commonwealth System of Higher Education, First Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	04/01/2028	75	77,736
Washington (County of), PA Peters Township School District, Series 2018 C, GO Bonds	5.00%	09/01/2040	50	50,993
				12,702,225
Rhode Island-0.00%
Rhode Island Commerce Corp. (Garvee), Series 2026, Ref. RB	5.00%	06/15/2028	10	10,394
South Carolina-0.93%
Beaufort County School District, Series 2025 B, GO Bonds	5.00%	03/01/2028	105	108,749
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2028	205	215,646
Columbia (City of), SC, Series 2018, RB(b)(c)	5.00%	02/01/2028	30	31,000
Florence (County of), SC, Series 2021, GO Bonds	5.00%	06/01/2028	95	98,861
Florence (County of), SC, Series 2023, RB	5.00%	06/01/2028	155	161,191
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2028	130	136,809
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2028	105	108,765
SCAGO Educational Facilities Corp for Pickens School District, Series 2025, Ref. RB	5.00%	12/01/2028	65	68,233
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2018, RB	5.00%	11/01/2043	150	151,599
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2035	120	122,736
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	250	252,670
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2048	185	186,320
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2032	110	113,095
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2033	165	169,379
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2034	55	56,363
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2036	40	40,824
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2037	175	178,235
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2038	235	238,910
South Carolina (State of) Jobs-Economic Development Authority (Mcleod Health Obligated Group), Series 2018, RB	5.00%	11/01/2048	145	145,735
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2028	15	15,729
South Carolina (State of) Transportation Infrastructure Bank, Series 2019 A, RB	5.00%	10/01/2032	120	124,867
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2028	235	246,527
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	5.00%	04/15/2048	20	20,069
				2,992,312
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

123

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-0.74%
Chattanooga (City of), TN, Series 2025, Ref. RB	5.00%	09/01/2028	$25	$26,184
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2035	205	209,060
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2036	10	10,174
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2037	170	172,605
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2028	200	202,305
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2028	130	133,258
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2030	45	46,760
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2031	60	62,187
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2032	250	258,687
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2033	85	86,059
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2035	150	151,131
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2036	70	70,263
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2037	180	180,311
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2028	115	118,631
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2028	20	20,632
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2028	85	88,400
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2026 A, GO Bonds	5.00%	01/01/2028	55	56,737
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2023, RB	5.00%	07/01/2028	230	238,347
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2018, GO Bonds	4.00%	07/01/2034	60	60,633
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2018, GO Bonds	4.00%	07/01/2038	20	19,939
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2028	110	114,469
Tennessee (State of) School Bond Authority, Series 2017, Ref. RB, (CEP - Tennessee Higher Education Intercept Program)	5.00%	11/01/2028	55	56,525
				2,383,297
Texas-8.85%
Alamo Community College District, Series 2017, Ref. GO Bonds	5.00%	08/15/2028	45	46,015
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2028	100	103,438
Alvin Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.38%	02/15/2040	15	13,101
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(a)	5.00%	02/15/2043	125	126,255
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2028	60	61,624
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2028	80	83,911
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2028	110	115,378
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2028	40	41,938
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2028	45	47,033
Austin (City of), TX, Series 2026 A, RB	5.00%	11/15/2028	145	152,275
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	35	36,259
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2033	425	428,782
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2034	50	50,343
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2035	130	130,600
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2036	50	50,126
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2037	30	30,005
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2028	110	114,813
Bexar (County of), TX, Series 2019, Ref. GO Bonds	4.00%	06/15/2037	110	110,063
Bexar (County of), TX, Series 2019, Ref. GO Bonds	4.00%	06/15/2038	235	232,491
Bexar (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	02/15/2039	35	35,476
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	285	287,112
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	5.00%	10/15/2042	145	147,756
Board of Regents of the University of North Texas System, Series 2018 A, RB	5.00%	04/15/2044	60	60,789
Board of Regents of the University of North Texas System, Series 2022, RB	5.00%	04/15/2047	30	30,279
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2028	100	104,480
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2028	210	219,407
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

124

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2028	$240	$250,751
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2028	240	250,751
Board of Regents of the University of Texas System, Series 2026 A, Ref. RB	5.00%	08/15/2028	60	62,688
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	55	56,923
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	95	98,377
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	90	93,225
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	95	98,404
Corpus Christi (Port of) and Nueces (County of), TX, Series 2018 A, RB	5.00%	12/01/2043	70	70,609
Corpus Christi (Port of) and Nueces (County of), TX, Series 2018 A, RB	5.00%	12/01/2048	80	80,421
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2031	110	111,571
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2032	115	116,394
Cypress-Fairbanks Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	10	9,447
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	95	98,377
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	50	51,777
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	25	25,889
Cypress-Fairbanks Independent School District, Series 2026, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	25	25,889
Dallas & Fort Worth (Cities of), TX, Series 2020 A, Ref. RB	5.00%	11/01/2028	195	204,302
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2028	70	73,339
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2028	115	120,486
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2028	60	62,862
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2028	140	144,834
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2028	25	25,870
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2028	115	119,004
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2028	45	46,567
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2028	90	95,106
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2028	110	115,644
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	75	77,633
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	150	155,266
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2030	205	212,640
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2032	45	46,436
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	4.00%	08/15/2033	80	80,454
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	4.00%	08/15/2034	115	115,312
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	90	92,690
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2028	125	129,243
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	50	52,298
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2034	60	60,386
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	60	60,283
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2036	145	145,350
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2037	60	59,818
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2038	395	386,273
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2039	110	105,109
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	65	66,398
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	80	82,300
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

125

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	$105	$105,860
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	220	221,551
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2034	120	120,562
Fort Worth Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	80	82,855
Frisco Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	135	139,563
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2033	90	92,683
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2034	95	97,693
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2035	135	138,596
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2036	110	112,715
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2037	120	122,726
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2038	365	372,587
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	725	735,940
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2048	750	758,635
Grapevine-Colleyville Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	15	15,704
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	11/15/2028	145	151,518
Harris (County of), TX, Series 2018 A, Ref. RB	5.00%	08/15/2032	215	221,042
Harris (County of), TX, Series 2018 A, Ref. RB	4.00%	08/15/2036	15	15,038
Harris (County of), TX, Series 2018 A, Ref. RB	4.00%	08/15/2037	85	85,065
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2028	65	68,148
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2028	10	10,436
Harris (County of), TX, Series 2025 A, Ref. GO Bonds	5.00%	09/15/2028	110	115,162
Harris (County of), TX Metropolitan Transit Authority, Series 2018, RB	5.00%	11/01/2030	100	104,275
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2031	210	216,270
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2033	75	76,989
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2038	315	312,021
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2043	185	187,255
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2028	105	109,581
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	180	182,187
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	110	114,472
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2030	235	243,636
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2048	50	50,285
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2030	90	93,307
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2031	65	67,334
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2031	60	62,566
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2032	70	72,420
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2033	110	113,648
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2034	170	175,310
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2035	235	241,833
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2036	70	71,891
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2037	75	76,858
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2038	120	122,709
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2039	85	86,713
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2043	320	325,911
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2028	115	119,089
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2028	60	62,133
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	100	101,107
Houston Independent School District, Series 2026, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	85	87,972
Humble Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	60	61,967
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	60	61,233
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

126

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Hutto Independent School District, Series 2018 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	$25	$25,193
Irving Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	45	46,554
Katy Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	70	72,356
Katy Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	160	165,385
Killeen Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	90	85,348
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2028	70	72,943
Lewisville Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2028	35	35,003
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	115	120,197
Lewisville Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	165	172,456
Little Elm Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	35	35,340
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2028	85	88,154
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	85	85,875
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	195	195,881
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2028	90	93,339
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2028	75	77,783
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2028	100	104,153
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2028	90	93,339
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2028	60	62,226
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2026, Ref. RB	5.00%	05/15/2028	15	15,557
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	85	85,696
Montgomery (County of), TX, Series 2025 A, Ref. GO Bonds	5.00%	03/01/2028	15	15,531
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2028	155	160,858
North East Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2028	65	67,981
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2028	125	130,547
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2028	140	146,213
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2038	115	116,860
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2039	185	187,684
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	1,225	1,237,949
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	315	317,216
North Texas Tollway Authority, Series 2018, Ref. RB	4.00%	01/01/2037	575	563,730
North Texas Tollway Authority, Series 2018, Ref. RB	4.00%	01/01/2038	75	72,520
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	175	176,276
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	125	128,698
North Texas Tollway Authority, Series 2025 A, Ref. RB	5.00%	01/01/2028	250	257,927
North Texas Tollway Authority, Series 2025, Ref. RB	5.00%	01/01/2028	80	82,366
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	170	175,993
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds(b)	5.00%	02/15/2037	45	45,906
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	200	204,607
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2028	140	146,358
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2028	110	115,142
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2028	125	130,288
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2028	60	62,560
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2028	110	113,718
Plano Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	150	155,070
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	30	31,014
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2028	120	125,411
San Antonio (City of), TX, Series 2018 A, Ref. RB	5.00%	05/15/2043	10	10,141
San Antonio (City of), TX, Series 2018 A, Ref. RB	5.00%	05/15/2048	200	201,948
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2028	220	227,212
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

127

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2028	$210	$219,149
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2028	65	66,233
San Antonio (City of), TX, Series 2025 B, Ref. RB	5.00%	02/01/2028	100	103,278
San Antonio (City of), TX, Series 2025, Ref. GO Bonds	5.00%	02/01/2028	105	108,368
San Antonio (City of), TX, Series 2026 B, Ref. RB	5.00%	02/01/2028	10	10,328
San Antonio Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2040	30	29,269
Spring Branch Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2028	130	134,280
Tarrant (County of), TX Regional Water District, Series 2026, Ref. RB	5.00%	03/01/2028	45	46,593
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2026, Ref. RB	5.00%	11/15/2028	45	47,070
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2028	250	262,108
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2028	105	110,019
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2028	105	109,146
Texas (State of) Transportation Commission, Series 2026, Ref. GO Bonds	5.00%	04/01/2028	10	10,395
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	135	140,278
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2029	70	72,597
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2031	95	98,212
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	10/15/2033	75	75,526
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	10/15/2034	90	90,471
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	460	467,401
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2030	280	293,168
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2032	180	187,561
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2034	200	201,358
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2036	125	125,252
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2037	55	54,874
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2038	185	190,126
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	1,495	1,514,663
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2028	175	178,981
Texas (State of) Water Development Board, Series 2018, RB	5.00%	04/15/2031	270	282,125
Texas (State of) Water Development Board, Series 2018, RB	4.00%	10/15/2033	170	171,549
Texas (State of) Water Development Board, Series 2018, RB	4.00%	10/15/2035	90	90,301
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2028	140	146,286
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2028	100	104,490
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2028	80	83,986
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	10/15/2028	75	78,737
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2017, RB	5.00%	04/15/2028	100	102,643
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2018, RB	4.00%	10/15/2032	20	20,165
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2018, RB	4.00%	10/15/2036	100	100,155
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2018, RB	4.00%	10/15/2037	5	4,989
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2018, RB	4.00%	10/15/2038	50	49,291
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2028	10	10,163
Texas State University Board of Regents, Series 2026 A, Ref. RB	5.00%	03/15/2028	95	98,286
Texas State University System, Series 2024, Ref. RB	5.00%	03/15/2028	30	31,038
Tomball Independent School District, Series 2018, GO Bonds(b)(c)	5.00%	02/15/2028	65	67,180
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2028	120	122,477
Trinity River Authority, Series 2018, Ref. RB	5.00%	08/01/2036	15	15,365
Trinity River Authority, Series 2018, Ref. RB	5.00%	08/01/2037	25	25,549
Trinity River Authority, Series 2018, Ref. RB	4.00%	08/01/2038	50	49,187
University of Houston, Series 2026 A, Ref. RB	5.00%	02/15/2028	120	124,143
Williamson (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2028	75	77,568
				28,625,075
Utah-0.51%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2028	75	78,131
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2028	105	109,384
Nebo School District, Series 2023, GO Bonds, (CEP - Utah School Bond Guaranty)	5.00%	07/01/2028	150	156,620
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

128

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2043	$105	$106,491
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	65	65,541
University of Utah (The), Series 2018 A, RB	5.00%	08/01/2044	75	76,103
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2028	140	146,286
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2028	85	86,775
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2028	80	83,560
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2028	150	156,675
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	15	14,957
Utah (State of) Transit Authority, Series 2018, Ref. RB	4.00%	12/15/2041	260	245,405
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2028	200	210,675
Utal (State of) State Building Ownership Authority (state Facilities Master Lease Program), Series 2024, Ref. RB	5.00%	05/15/2028	105	109,182
				1,645,785
Virginia-1.26%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2028	75	78,741
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2028	65	66,878
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2028	25	26,247
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2028	115	120,736
Fairfax (County of), VA, Series 2026 A, GO Bonds	4.00%	10/01/2028	5	5,144
Fairfax (County of), VA, Series 2026 B, Ref. GO Bonds	5.00%	10/01/2028	145	152,233
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2028	80	83,186
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB(b)(c)	5.00%	01/01/2028	200	206,529
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB(b)(c)	5.50%	01/01/2028	320	332,530
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB	5.00%	07/01/2042	155	157,047
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	280	282,332
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2028	95	98,491
Virginia (Commonwealth of), Series 2025 B, Ref. GO Bonds	5.00%	06/01/2028	130	135,533
Virginia (Commonwealth of) College Building Authority, Series 2026, Ref. RB	5.00%	02/01/2028	150	155,278
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2028	100	103,519
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022, RB	5.00%	02/01/2028	85	87,991
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2028	285	295,029
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2031	155	159,521
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 A, RB	5.00%	02/01/2028	160	165,630
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2028	105	108,695
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, RB	5.00%	02/01/2028	85	85,839
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, Ref. RB	5.00%	02/01/2030	240	247,355
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2028	100	103,519
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2028	80	81,754
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2028	75	78,411
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2028	75	78,411
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2028	50	52,274
Virginia (Commonwealth of) Public School Authority, Series 2025 B, Ref. RB	5.00%	08/01/2028	95	99,357
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2028	95	97,748
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2028	65	66,629
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2028	110	114,568
Virginia Resources Authority Clean Water Revolving Fund, Series 2025, Ref. RB	5.00%	10/01/2028	135	141,706
				4,068,861
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

129

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-3.84%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2028	$120	$126,061
Clark County School District No. 37 Vancouver, Series 2018, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2036	45	45,078
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2032	125	129,431
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2033	125	129,258
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2034	205	211,588
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2030	160	166,229
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2031	160	165,919
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2032	120	124,253
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2033	165	170,621
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2034	205	211,588
Energy Northwest (Columbia Generating Station), Series 2026, Ref. RB	5.00%	07/01/2028	195	203,320
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2028	230	234,514
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2028	90	93,840
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2028	160	166,827
Energy Northwest (No. 1), Series 2025 A, Ref. RB	5.00%	07/01/2028	20	20,853
Energy Northwest (No. 3), Series 2017 A, Ref. RB	5.00%	07/01/2028	325	331,378
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2028	435	453,560
Energy Northwest (No. 3), Series 2024 B, Ref. RB	5.00%	07/01/2028	230	239,813
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2028	170	174,837
FYI Properties, Series 2019, Ref. RB	5.00%	06/01/2038	110	112,448
FYI Properties, Series 2019, Ref. RB	5.00%	06/01/2039	110	112,196
Grant County Public Utility District No. 2 Electric Revenue, Series 2017-O, Ref. RB	5.00%	01/01/2047	5	5,040
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2035	145	149,157
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2036	145	148,841
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2028	70	72,294
King (County of), WA, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2028	85	88,782
King (County of), WA Public Hospital District No. 2, Series 2018, Ref. GO Bonds	5.00%	12/01/2043	25	25,311
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2031	105	109,683
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2036	65	65,098
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2028	110	113,106
King County School District No. 414 Lake Washington, Series 2026, GO Bonds	5.00%	12/01/2028	95	99,678
North Thurston Public Schools, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2028	80	84,101
Pend Oreille County Public Utility District No. 1 Box Canyon, Series 2018, Ref. RB	5.00%	01/01/2048	100	100,187
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2028	110	112,638
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	02/01/2028	10	10,348
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	05/01/2028	25	25,991
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2028	75	78,224
Snohomish (County of), WA School District No. 201, Series 2020, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2028	105	110,265
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2028	70	70,694
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	245	250,371
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	70	72,703
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2033	80	82,974
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	70	72,470
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2035	130	134,291
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2036	65	67,018
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	90	92,564
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2038	85	87,226
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2039	220	225,159
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2041	5	5,100
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

130

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2042	$165	$168,154
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2028	65	67,214
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2030	55	56,789
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2031	115	118,562
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2032	85	87,537
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2033	95	97,715
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2034	85	87,334
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2035	80	82,073
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2036	110	112,681
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2037	110	112,512
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2038	190	194,021
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2039	125	127,420
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2040	90	91,592
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	200	203,179
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2042	95	96,431
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2043	65	65,925
Washington (State of), Series 2018 D, GO Bonds	5.00%	02/01/2043	35	35,498
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	105	109,755
Washington (State of), Series 2020 C, Ref. GO Bonds	5.00%	02/01/2028	160	165,449
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2028	70	72,906
Washington (State of), Series 2023 R, Ref. GO Bonds	5.00%	08/01/2028	225	235,189
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2028	95	98,235
Washington (State of), Series 2024 C, Ref. GO Bonds	5.00%	08/01/2028	185	193,378
Washington (State of), Series 2024 R-2025B, Ref. GO Bonds	5.00%	07/01/2028	345	359,973
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2028	5	5,226
Washington (State of), Series 2025 A, Ref. GO Bonds	5.00%	07/01/2028	185	193,029
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2028	125	129,257
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2028	70	73,170
Washington (State of), Series 2026 R, Ref. GO Bonds	5.00%	08/01/2028	90	94,076
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2028	105	107,302
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	170	177,699
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2028	115	120,208
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2028	115	118,916
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2028	75	77,554
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2028	50	52,264
Washington (State of) (Bid Group 1), Series 2026 R-C, Ref. GO Bonds	5.00%	08/01/2028	145	151,566
Washington (State of) (Bid Group 2), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2028	395	405,258
Washington (State of) (Bid Group 2), Series R-2022D, GO Bonds	4.00%	07/01/2028	205	210,249
Washington (State of) Health Care Facilities Authority, Series 2017 B, Ref. RB	5.00%	08/15/2036	135	136,665
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2017 B, Ref. RB	5.00%	08/15/2035	45	45,633
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2017 B, Ref. RB	5.00%	08/15/2037	255	257,684
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018 B, Ref. RB	5.00%	10/01/2031	130	134,181
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2028	255	265,608
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2030	55	56,874
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2032	50	51,523
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2033	150	154,338
Whatcom (County of), WA Bellingham School District No. 501, Series 2018, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2036	165	170,430
				12,411,158
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

131

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-0.73%
Morgantown Utility Board, Inc., Series 2018 B, RB	5.00%	12/01/2043	$60	$60,843
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2031	90	93,506
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2031	45	46,719
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2032	60	62,227
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2032	195	202,103
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2033	165	170,903
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2033	75	77,622
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2034	110	113,738
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2034	140	144,616
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2035	155	159,948
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2036	90	92,709
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2036	60	61,744
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2038	50	51,237
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2039	80	81,884
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2040	65	66,384
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	06/01/2037	200	205,594
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2039	105	107,358
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2040	175	178,587
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2041	125	127,438
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2028	75	76,731
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	5.00%	06/01/2052	45	44,811
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	130	131,861
				2,358,563
Wisconsin-0.63%
Pleasant Prairie (Village of), WI, Series 2018 A, RB	5.00%	04/01/2048	50	50,290
Racine Unified School District, Series 2025 B, RB	4.00%	04/01/2030	135	136,917
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	5.00%	04/01/2043	180	181,798
Wisconsin (State of), Series 2020 A, GO Bonds	4.00%	05/01/2039	35	34,222
Wisconsin (State of), Series 2020 A, GO Bonds	4.00%	05/01/2040	175	169,695
Wisconsin (State of), Series 2021 A, GO Bonds	4.00%	05/01/2040	60	58,181
Wisconsin (State of), Series 2021 A, GO Bonds	4.00%	05/01/2041	130	123,783
Wisconsin (State of), Series 2021-1, Ref. GO Bonds	5.00%	05/01/2028	60	62,448
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2028	75	78,059
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2028	110	114,487
Wisconsin (State of), Series 2024 C, GO Bonds	5.00%	05/01/2028	130	135,303
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2028	155	161,323
Wisconsin (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2028	115	119,691
Wisconsin (State of), Series 2026 A, GO Bonds	5.00%	05/01/2028	35	36,428
Wisconsin (State of), Series 2026-1, Ref. GO Bonds	5.00%	05/01/2028	110	114,487
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2028	75	76,534
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2028	125	127,557
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, Ref. RB	5.00%	04/01/2044	25	25,177
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2028	60	62,800
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center), Series 2018, Ref. RB	4.00%	04/01/2039	190	184,187
				2,053,367
TOTAL INVESTMENTS IN SECURITIES(d)-98.77% (Cost $320,573,427)				319,480,516
OTHER ASSETS LESS LIABILITIES-1.23%				3,994,492
NET ASSETS-100.00%				$323,475,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

132

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
August 31, 2026
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
PCR	-Pollution Control Revenue Bonds
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

133

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
August 31, 2026
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.75%
Alabama-0.36%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2025 B, Ref. RB	5.00%	09/01/2029	$150	$159,833
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2029	315	336,353
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2029	150	159,788
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2029	155	163,337
Lower Alabama Gas District (The), Series 2016 A, RB	5.00%	09/01/2029	35	36,150
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2034	120	120,891
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2035	60	60,254
				1,036,606
Alaska-0.17%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2029	75	79,849
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2029	210	223,014
North Slope (Borough of), AK, Series 2025, GO Bonds	5.00%	06/30/2029	170	180,536
				483,399
Arizona-0.93%
Arizona (State of), Series 2019 A, Ref. COP(b)	5.00%	10/01/2029	170	181,752
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2029	165	175,514
Arizona (State of) Department of Transportation, Series 2026, Ref. RB	5.00%	07/01/2029	120	127,680
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2024, RB	5.00%	11/01/2029	250	262,654
Arizona (State of) Industrial Development Authority (NCCU Properties LLC), Series 2019, RB, (INS - BAM)(a)	5.00%	06/01/2054	110	110,096
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC), Series 2019 A, RB, (INS - BAM)(a)	5.00%	06/01/2049	110	110,540
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC), Series 2019 A, RB, (INS - BAM)(a)	5.00%	06/01/2058	20	19,774
Arizona (State of) Sports & Tourism Authority, Series 2019 A, RB	5.00%	07/01/2043	45	46,113
Arizona State University Board of Regents (Arizona State University), Series 2025, Ref. RB	5.00%	07/01/2029	5	5,306
Marana (Town of), AZ, Series 2024, RB	4.00%	07/01/2044	150	144,063
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2029	160	167,569
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2024 D, Ref. RB	5.00%	12/01/2029	5	5,293
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2026 A, Ref. RB	5.00%	01/01/2029	30	31,419
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2029	90	95,330
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2029	70	72,693
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2029	75	79,652
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2029	35	34,966
Mesa (City of), AZ, Series 2019 A, RB	5.00%	07/01/2043	210	214,913
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2039	15	15,406
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	355	361,684
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2044	210	214,166
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2029	55	56,722
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2029	75	79,070
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2029	75	79,070
				2,691,445
Arkansas-0.06%
El Dorado Special School District No. 15, Series 2023 A, Ref. GO Bonds	5.00%	02/01/2050	115	116,011
El Dorado Special School District No. 15, Series 2023 A, Ref. GO Bonds	5.00%	02/01/2054	50	50,407
				166,418
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

134

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-15.60%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2029	$70	$75,659
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2029	130	138,556
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB(b)(c)	5.00%	10/01/2029	235	252,401
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-H, Ref. RB(b)(c)	5.00%	04/01/2029	325	345,800
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-H, Ref. RB(b)(c)	5.00%	04/01/2029	170	180,880
California (State of), Series 2015 C, Ref. GO Bonds	3.00%	09/01/2029	100	99,772
California (State of), Series 2015, Ref. GO Bonds	3.00%	03/01/2029	190	189,919
California (State of), Series 2015, Ref. GO Bonds	3.00%	08/01/2029	95	94,815
California (State of), Series 2018, GO Bonds	5.00%	10/01/2029	200	209,214
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2029	215	224,214
California (State of), Series 2019, GO Bonds	5.00%	11/01/2029	300	320,524
California (State of), Series 2019, GO Bonds	5.00%	04/01/2031	165	173,950
California (State of), Series 2019, GO Bonds	5.00%	04/01/2032	170	179,118
California (State of), Series 2019, GO Bonds	5.00%	04/01/2033	150	157,883
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	270	278,628
California (State of), Series 2019, GO Bonds	5.00%	10/01/2049	5	5,148
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2029	545	576,649
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2029	145	153,420
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2029	315	336,101
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	130	137,051
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2031	275	292,292
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	225	237,068
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2032	260	276,173
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2033	430	452,597
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2034	345	350,011
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2035	235	246,541
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2036	320	335,094
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2036	55	55,295
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2037	40	40,068
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2038	170	177,432
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2039	380	374,638
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	250	261,083
California (State of), Series 2020, GO Bonds	4.00%	03/01/2029	35	36,129
California (State of), Series 2020, GO Bonds	5.00%	03/01/2029	150	158,481
California (State of), Series 2020, GO Bonds	5.00%	11/01/2029	155	165,604
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2029	395	422,023
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2029	175	186,723
California (State of), Series 2021, GO Bonds	5.00%	10/01/2029	295	314,762
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2029	320	340,977
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2029	80	85,359
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2029	175	187,220
California (State of), Series 2022 B, Ref. GO Bonds	4.00%	11/01/2029	15	15,570
California (State of), Series 2022, GO Bonds	5.00%	04/01/2029	345	365,034
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2029	70	72,564
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2029	235	250,405
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2029	325	346,305
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2029	445	474,810
California (State of), Series 2024, GO Bonds	5.00%	08/01/2029	10	10,641
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2029	665	707,613
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2029	130	138,330
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2029	145	154,505
California (State of), Series 2025, GO Bonds	5.00%	03/01/2029	195	206,025
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2029	10	10,641
California (State of), Series 2026, Ref. GO Bonds	5.00%	10/01/2029	640	682,873
California (State of) (Bidding Group B), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2029	385	411,339
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2020 A, RB	2.45%	12/01/2045	50	35,833
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2031	95	101,127
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

135

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2034	$165	$174,376
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2029	80	84,520
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2029	80	85,498
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2030	110	117,286
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2032	75	79,675
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2033	150	159,066
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2029	175	189,147
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2029	110	118,892
California (State of) Department of Water Resources (Central Valley), Series 2025 BG, RB	5.00%	12/01/2029	130	140,509
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2029	140	149,499
California (State of) Health Facilities Financing Authority (Marshall Medical Center), Series 2020 A, Ref. RB, (INS - Cal-Mortgage)(a)	4.00%	11/01/2040	45	42,146
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2020 B, Ref. RB	5.00%	11/01/2029	360	386,008
California (State of) Infrastructure & Economic Development Bank (California Academy of Sciences) (Green Bonds), Series 2024, Ref. RB	3.25%	08/01/2029	880	882,317
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	285	291,485
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	285	289,838
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2029	60	64,591
California (State of) Infrastructure & Economic Development Bank (Equitable School Revolving Fund) (Social Bonds), Series 2024, RB	5.00%	11/01/2029	35	36,863
California (State of) Municipal Finance Authority (Town and Country Manor), Series 2019, Ref. RB, (INS - Cal-Mortgage)(a)	5.00%	07/01/2049	230	233,880
California (State of) Public Works Board, Series 2019 C, RB	5.00%	11/01/2029	155	165,750
California (State of) Public Works Board, Series 2019 C, RB	5.00%	11/01/2031	65	69,176
California (State of) Public Works Board, Series 2019 C, RB	5.00%	11/01/2032	165	175,494
California (State of) Public Works Board, Series 2019 C, RB	5.00%	11/01/2033	195	207,153
California (State of) Public Works Board, Series 2019 C, RB	5.00%	11/01/2034	80	84,825
California (State of) Public Works Board, Series 2019 C, RB	5.00%	11/01/2044	250	257,299
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2029	190	200,576
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2029	110	117,144
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2029	5	5,325
California (State of) Public Works Board, Series 2023, Ref. RB	5.00%	09/01/2029	160	170,631
California (State of) Public Works Board, Series 2023, Ref. RB	5.00%	12/01/2029	45	48,186
California (State of) Public Works Board, Series 2024, Ref. RB	5.00%	09/01/2029	120	127,974
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2029	55	58,814
California State University, Series 2019 A, RB	5.00%	11/01/2038	50	52,418
California State University, Series 2019 A, RB	5.00%	11/01/2039	545	569,108
California State University, Series 2019 A, RB	5.00%	11/01/2040	190	197,774
California State University, Series 2019 A, RB	5.00%	11/01/2044	225	231,974
California State University, Series 2019 A, RB	5.00%	11/01/2049	110	112,230
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2029	175	188,185
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2029	45	48,220
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2044	20	20,710
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	200	204,431
East Side Union High School District, Series 2024 A, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2029	120	128,491
Fairfield-Suisun Unified School District, Series 2024, GO Bonds	4.00%	02/01/2029	10	10,374
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	85	87,846
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.00%	11/15/2029	190	199,423
Long Beach Unified School District, Series 2026, Ref. GO Bonds	5.00%	08/01/2029	30	32,167
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2029	190	202,703
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2043	130	133,853
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2048	15	15,219
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2033	170	181,314
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2034	205	217,983
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

136

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2036	$220	$232,312
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2029	5	5,326
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2031	80	85,715
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2035	205	217,215
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2037	275	289,330
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2038	215	225,376
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2032	190	203,127
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2039	305	318,458
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	440	457,749
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2030	80	83,495
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2033	160	165,789
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2036	80	82,294
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2037	130	133,361
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2039	145	147,907
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	120	121,576
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2030	80	83,495
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2031	105	109,355
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2032	105	109,105
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2033	160	165,789
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	115	117,006
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2032	170	178,008
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2037	180	185,600
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	250	253,559
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2029	255	270,102
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2029	145	148,710
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2029	170	180,068
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2029	90	95,456
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2029	65	68,850
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2029	185	195,957
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2029	100	105,922
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2029	20	21,213
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2029	105	112,251
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	06/01/2029	90	96,215
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2029	95	99,391
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2029	355	379,125
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2029	80	85,663
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	155	159,970
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	75	76,786
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2029	155	166,466
Los Angeles Community College District, Series 2025 F, GO Bonds	5.00%	08/01/2029	20	21,480
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2029	180	193,316
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2029	205	220,165
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	2.00%	07/01/2029	185	178,083
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2029	210	223,677
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2031	225	238,505
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2032	165	174,655
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	4.00%	07/01/2033	175	179,654
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2029	240	255,631
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2029	180	191,724
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	95	101,187
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2029	840	894,710
Los Angeles Unified School District, Series 2025 A, Ref. GO Bonds	5.00%	07/01/2029	165	175,747
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2029	160	170,421
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2029	70	74,559
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

137

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2029	$90	$95,862
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	115	123,239
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2030	130	137,522
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2031	95	100,213
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2032	65	68,395
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2034	115	120,408
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2035	70	73,067
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2037	95	98,597
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2038	85	87,960
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2039	145	149,603
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	260	268,623
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	120	122,748
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2029	145	155,389
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2029	185	199,556
M-S-R Energy Authority, Series 2009 A, RB	6.13%	11/01/2029	15	15,593
M-S-R Energy Authority, Series 2009 B, RB	6.13%	11/01/2029	130	135,128
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	155	160,443
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2031	80	84,839
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2032	55	58,201
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2033	65	68,648
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2034	85	89,578
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2035	90	94,592
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2036	150	157,262
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2037	75	78,395
Orange (County of), CA Local Transportation Authority, Series 2019, RB	4.00%	02/15/2038	20	20,020
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2039	210	217,917
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	65	67,011
Palo Alto Unified School District, Series 2025, RB	5.00%	08/01/2029	65	69,885
Pasadena Unified School District (Election of 2020), Series 2023 C, GO Bonds	5.00%	08/01/2029	115	123,373
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2043	220	208,933
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGI)(a)	5.13%	09/01/2029	85	91,794
River Islands Public Financing Authority, Series 2022 A-1, Ref. RB, (INS - AGI)(a)	5.25%	09/01/2052	265	273,963
River Islands Public Financing Authority, Series 2022, RB, (INS - AGI)(a)	5.25%	09/01/2052	15	15,507
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2042	120	125,908
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2036	110	114,833
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2037	95	98,869
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2038	90	93,385
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2043	95	97,579
Sacramento (City of), CA Municipal Utility District, Series 2019, RB	5.00%	08/15/2041	90	93,172
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2037	145	152,408
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2038	185	193,799
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2039	220	229,595
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2040	120	124,490
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2029	65	70,091
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2029	105	113,556
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2029	90	97,334
Sacramento Transportation Authority (Measure A), Series 2023 A, Ref. RB	5.00%	10/01/2029	165	177,727
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2045	395	378,248
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2049	40	36,466
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2029	65	70,004
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2032	70	74,037
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2033	110	116,105
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2034	65	68,414
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2035	130	136,396
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2036	230	240,588
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	4.00%	07/01/2037	240	241,532
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	4.00%	07/01/2038	95	95,167
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2039	175	181,211
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

138

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	$295	$304,351
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2029	40	42,653
San Diego Unified School District (Election of 1998), Series 2025 A, GO Bonds	5.00%	07/01/2029	40	42,775
San Diego Unified School District (Election of 2008), Series 2026 R-9, Ref. GO Bonds	5.00%	07/01/2029	30	32,081
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2029	140	149,712
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2029	85	88,838
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2029	65	69,432
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2029	150	160,228
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2037	140	145,921
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	195	197,712
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	115	116,722
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2029	10	10,646
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2031	130	137,655
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2032	80	84,512
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2033	95	100,155
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2034	105	110,421
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2035	100	104,852
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2036	125	130,687
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2038	205	213,010
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2039	290	300,335
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2029	65	69,833
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2029	105	112,977
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2029	95	102,218
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2029	155	166,525
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2025, GO Bonds	5.00%	08/01/2029	75	80,373
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019, GO Bonds	4.00%	08/01/2044	40	38,621
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2035	80	81,567
San Jose (City of), CA, Series 2019 A-1, GO Bonds	5.00%	09/01/2045	10	10,279
San Jose (City of), CA, Series 2019 A-1, GO Bonds	5.00%	09/01/2047	35	35,847
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2029	90	95,780
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2030	85	90,218
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2031	90	95,316
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2032	95	100,365
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2033	110	116,009
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2034	95	99,923
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	50	46,668
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	145	149,933
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2029	65	69,885
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	4.00%	05/01/2045	10	9,400
Santa Clara Unified School District, Series 2026, Ref. GO Bonds	5.00%	08/01/2029	20	21,480
Santa Clara Unified School District (Election of 2018), Series 2025, GO Bonds	4.00%	07/01/2029	145	151,439
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2029	155	165,402
Santa Cruz (County of), CA Capital Financing Authority, Series 2024 A-1, RB	4.13%	06/01/2039	165	165,284
Southern California Public Power Authority, Series 2026, RB	5.00%	07/01/2029	40	42,425
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

139

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Southern California Public Power Authority (Apex Power), Series 2024 A, Ref. RB	5.00%	07/01/2029	$20	$21,213
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2029	5	5,179
Southern California Public Power Authority (Windy) (Green Bonds), Series 2023, Ref. RB	5.00%	07/01/2029	90	95,456
State of California, Series 2019, Ref. GO Bonds	5.00%	04/01/2037	40	41,784
Sweetwater Union High School District, Series 2024, Ref. GO Bonds	5.00%	08/01/2029	30	32,105
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2029	60	61,276
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2029	125	132,907
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2029	65	69,147
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2029	240	255,311
University of California, Series 2023 BQ, RB	5.00%	05/15/2029	585	622,320
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2029	190	202,121
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2029	215	228,716
University of California, Series 2024 BX, RB	5.00%	05/15/2029	735	781,889
University of California, Series 2025 CB, RB	5.00%	05/15/2029	25	26,595
University of California, Series 2025, Ref. RB	5.00%	05/15/2029	55	58,509
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2029	55	56,188
				45,288,218
Colorado-3.26%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2021 A, GO Bonds	5.00%	12/01/2029	145	155,078
Arapahoe County School District No. 5 Cherry Creek, Series 2020, Ref. GO Bonds	5.00%	12/15/2029	85	91,102
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2029	100	104,895
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2029	195	208,617
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2029	75	80,237
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	5.00%	11/15/2037	95	98,285
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2038	530	513,562
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2029	75	78,729
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2031	130	135,813
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2032	110	114,451
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2033	235	243,984
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2034	135	139,669
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2035	310	319,499
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2036	145	149,018
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2037	180	176,579
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2029	255	267,680
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2031	85	88,801
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2032	235	244,508
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2033	135	140,161
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2034	260	268,993
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2035	195	200,975
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2036	130	133,602
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2037	145	148,510
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2038	135	137,811
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2039	175	178,033
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	480	484,746
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019, Ref. RB	5.00%	11/15/2039	115	118,124
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2029	970	1,022,263
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2025 A, Ref. RB	5.00%	09/01/2029	80	84,064
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2031	105	110,211
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2032	180	188,250
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2033	230	239,903
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2034	190	197,414
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2039	110	112,223
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2044	35	35,420
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2049	10	10,013
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2029	85	89,277
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

140

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2029	$170	$181,524
Colorado (State of) Regional Transportation District (Fastracks) (Green Bonds), Series 2021, Ref. RB	5.00%	11/01/2029	25	26,695
Colorado Springs (City of), CO, Series 2019 A, Ref. RB	5.00%	11/15/2029	325	347,859
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2029	285	304,006
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2029	35	37,395
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2029	60	64,011
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2029	90	96,198
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2029	70	73,459
Metro Water Recovery, Series 2025 A, Ref. RB	5.00%	04/01/2029	70	74,119
Pueblo School District No. 60, Series 2020, GO Bonds	5.00%	12/15/2038	70	72,308
Pueblo School District No. 60, Series 2020, GO Bonds	5.00%	12/15/2039	65	66,911
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2029	70	75,025
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2029	85	88,407
University of Colorado Hospital Authority, Series 2024 A, Ref. RB	5.00%	11/15/2029	425	451,931
Weld County School District No. 6 Greeley, Series 2020, GO Bonds	5.00%	12/01/2044	275	281,974
Weld County School District No. RE-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	120	123,043
				9,475,365
Connecticut-1.88%
California (State of), Series 2018 C, GO Bonds	5.00%	06/15/2029	75	78,064
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2029	75	78,437
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2029	145	153,560
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2031	145	152,738
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2032	175	183,779
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2033	215	225,333
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2034	135	141,111
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2035	255	265,639
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2036	125	129,813
Connecticut (State of), Series 2019 A, GO Bonds	4.00%	04/15/2037	15	15,028
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2039	175	180,015
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2029	120	126,710
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2029	130	137,061
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2029	135	143,081
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2029	115	118,843
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2029	95	97,857
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2029	185	196,073
Connecticut (State of), Series 2021 B, GO Bonds	3.00%	06/01/2029	20	20,052
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2029	80	85,498
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2029	145	149,360
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2029	105	111,602
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2029	105	112,285
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2029	120	127,545
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2029	90	95,659
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2029	135	142,333
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2029	105	111,602
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2029	155	164,746
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2029	160	171,101
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2029	85	89,888
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2029	145	155,172
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2029	130	138,457
Connecticut (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/15/2029	325	346,143
Connecticut (State of) (Green Bonds), Series 2019 A, RB	4.00%	02/01/2038	95	95,561
Connecticut (State of) (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	40	41,209
Connecticut (State of) (Social Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2029	65	68,691
Connecticut (State of) (Transportation Infrastructure), Series 2018 B, RB	5.00%	10/01/2029	65	68,035
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2029	55	56,726
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB	5.00%	07/01/2029	50	53,144
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

141

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) Health & Educational Facilities Authority, Series 1997, RB	5.00%	07/01/2029	$140	$148,960
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health), Series 2019 A, Ref. RB	4.00%	07/01/2038	85	80,515
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 B-1, Ref. RB	5.00%	07/01/2029	195	207,481
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2024, Ref. RB	5.00%	07/01/2029	35	37,220
Connecticut (State of) Health and Education Facilities Authority (Nuvance Health), Series 2019 A, Ref. RB	4.00%	07/01/2034	15	14,901
Hartford (City of), CT, Series 2023, Ref. RB	5.00%	04/01/2029	100	105,756
University of Connecticut, Series 2026 A, Ref. RB	5.00%	02/15/2029	40	42,227
				5,465,011
Delaware-0.33%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2029	65	68,587
Delaware (State of), Series 2021, Ref. GO Bonds	5.00%	02/01/2029	85	89,834
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2029	105	111,146
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2029	160	169,874
Delaware (State of), Series 2025, GO Bonds	5.00%	05/01/2029	45	47,777
Delaware (State of), Series 2026 A, GO Bonds	5.00%	05/01/2029	55	58,394
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	5.00%	10/01/2045	205	209,054
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2029	175	186,151
University of Delaware, Series 2025 A, Ref. RB	5.00%	11/01/2029	25	26,695
				967,512
District of Columbia-2.86%
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2029	75	78,058
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2029	135	143,002
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2030	160	168,732
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	120	126,263
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2032	140	146,935
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2033	170	177,986
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2034	220	229,691
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2035	175	182,170
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2036	155	160,896
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2037	210	217,364
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2038	235	242,620
District of Columbia, Series 2019 A, GO Bonds	4.00%	10/15/2039	130	124,007
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2040	140	143,741
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	280	286,491
District of Columbia, Series 2019 A, RB	5.00%	03/01/2029	155	163,802
District of Columbia, Series 2019 A, RB	5.00%	03/01/2031	115	122,096
District of Columbia, Series 2019 A, RB	5.00%	03/01/2032	100	105,894
District of Columbia, Series 2019 A, RB	5.00%	03/01/2033	120	126,633
District of Columbia, Series 2019 A, RB	5.00%	03/01/2034	160	168,357
District of Columbia, Series 2019 A, RB	5.00%	03/01/2035	205	215,005
District of Columbia, Series 2019 A, RB	5.00%	03/01/2036	185	193,397
District of Columbia, Series 2019 A, RB	4.00%	03/01/2037	155	154,456
District of Columbia, Series 2019 A, RB	4.00%	03/01/2039	130	126,915
District of Columbia, Series 2019 A, RB	4.00%	03/01/2040	160	152,092
District of Columbia, Series 2019 A, RB	5.00%	03/01/2044	465	477,266
District of Columbia, Series 2019 C, Ref. RB	3.00%	10/01/2029	50	49,912
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2029	105	112,066
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2031	110	116,777
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2032	80	84,661
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2033	240	253,201
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2034	165	173,511
District of Columbia, Series 2019, RB	5.00%	07/01/2049	135	128,525
District of Columbia, Series 2020 A, RB	5.00%	03/01/2029	100	105,679
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2029	260	277,417
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

142

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2020, RB	5.00%	12/01/2029	$145	$154,845
District of Columbia, Series 2020, RB	5.00%	12/01/2031	205	217,384
District of Columbia, Series 2020, RB	5.00%	12/01/2032	115	121,421
District of Columbia, Series 2020, RB	5.00%	12/01/2033	85	89,412
District of Columbia, Series 2020, RB	5.00%	12/01/2034	125	130,977
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2029	120	126,622
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2029	150	160,522
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2029	85	89,553
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2029	180	191,047
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2029	85	90,471
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2029	65	69,184
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2029	220	235,433
District of Columbia Water & Sewer Authority, Series 2026 A, Ref. RB	5.00%	10/01/2029	65	69,354
District of Columbia Water & Sewer Authority, Series 2026, Ref. RB	5.00%	10/01/2029	25	26,675
District of Columbia Water & Sewer Authority (Green Bonds), Series 2019 A, RB	5.00%	10/01/2044	65	66,562
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	4.00%	10/01/2037	135	131,567
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	5.00%	10/01/2047	175	175,422
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019, Ref. RB	4.00%	10/01/2035	50	50,000
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Series 2019, Ref. RB	4.00%	10/01/2036	70	69,350
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2029	180	190,879
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2029	110	116,648
				8,308,946
Florida-2.99%
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2029	85	89,868
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2038	230	237,795
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2039	115	118,468
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2040	120	123,226
Broward (County of), FL, Series 2019 A, RB	5.00%	09/01/2044	5	5,094
Broward (County of), FL, Series 2019 A, RB	5.00%	09/01/2049	5	5,032
Broward (County of), FL, Series 2025, Ref. RB	5.00%	10/01/2029	35	37,366
Broward (County of), FL School District, Series 2019 B, Ref. COP	5.00%	07/01/2029	280	295,721
Broward (County of), FL School District, Series 2025 A, Ref. COP, (INS - AGI)(a)	5.00%	07/01/2029	5	5,282
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	120	122,350
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2037	100	103,628
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2038	90	92,963
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2044	320	326,265
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2049	40	40,462
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2029	70	74,146
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2029	95	101,027
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2029	195	206,221
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2029	160	170,038
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2029	49	52,074
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2029	185	196,607
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds	3.00%	06/01/2029	5	5,000
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	135	143,640
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2029	70	74,767
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2029	75	79,695
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	81,232
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	3.00%	10/01/2029	65	64,465
Florida (State of) Municipal Power Agency (All-Requirements Power Supply), Series 2025, Ref. RB	5.00%	10/01/2029	145	153,435
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2044	170	173,248
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	340	345,126
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.00%	11/15/2029	1,065	1,133,495
Hillsborough (County of), FL School Board, Series 2020, Ref. COP	5.00%	07/01/2029	110	116,484
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

143

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2029	$90	$95,754
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	5.00%	11/01/2050	375	366,630
JEA Electric System, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2029	120	127,709
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2029	100	105,244
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2033	65	67,554
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2034	165	171,047
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2036	225	231,291
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2037	50	51,188
Lee (County of), FL Industrial Development Authority, Series 2019, Ref. RB	5.00%	04/01/2035	115	118,720
Lee (County of), FL Industrial Development Authority (Lee Health System), Series 2019 A-1, Ref. RB	5.00%	04/01/2044	70	70,453
Miami (City of) & Dade (County of), FL School Board, Series 2026 A, Ref. COP	5.00%	02/01/2029	5	5,250
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2029	130	136,991
Miami-Dade (County of), FL, Series 2009 A, Ref. RB, (INS - AGI)(a)	6.88%	10/01/2034	130	143,281
Miami-Dade (County of), FL, Series 2019 B, RB	5.00%	10/01/2044	60	61,146
Miami-Dade (County of), FL, Series 2019, Ref. RB	4.00%	07/01/2039	25	24,753
Miami-Dade (County of), FL, Series 2025 B, Ref. RB	5.00%	10/01/2029	140	149,421
Miami-Dade (County of), FL, Series 2025, Ref. GO Bonds	5.00%	07/01/2029	180	191,318
Miami-Dade (County of), FL, Series 2026 B, Ref. RB	5.00%	10/01/2029	30	31,918
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(a)	5.25%	04/01/2029	130	137,221
North Sumter County Utility Dependent District, Series 2019, RB	5.00%	10/01/2054	65	65,319
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2029	105	111,745
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019 A, RB	5.00%	10/01/2047	175	175,754
Orange (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	08/01/2029	115	121,971
Orlando (City of), FL Utilities Commission, Series 2026 A, Ref. RB	5.00%	10/01/2029	105	112,034
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	255	265,442
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2029	120	127,239
Polk County School District, Series 2019, RB	5.00%	10/01/2033	95	99,448
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2026, Ref. RB	5.00%	07/01/2029	60	63,335
Tampa Bay (City of), FL Water, Series 2001 A, Ref. RB(b)	6.00%	10/01/2029	165	178,952
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2020, Ref. RB	5.00%	10/15/2044	150	153,100
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2020, Ref. RB	5.00%	10/15/2049	130	131,408
				8,666,856
Georgia-2.19%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(a)	5.75%	11/01/2029	130	142,121
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2035	145	151,813
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2036	225	234,861
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2037	105	109,240
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2038	105	108,886
Atlanta (City of), GA, Series 2020 A, Ref. RB	5.00%	07/01/2029	180	191,115
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds(b)	5.00%	12/01/2029	75	80,189
Columbia (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	04/01/2029	145	153,756
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2029	125	133,297
Douglas (County of), GA School District, Series 2025, GO Bonds	5.00%	04/01/2029	160	169,415
Fayette (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	07/01/2029	95	101,187
Forsyth (County of), GA, Series 2025, GO Bonds	5.00%	03/01/2029	55	58,192
Fulton (County of), GA, Series 2025, Ref. RB	5.00%	01/01/2029	75	79,052
Fulton (County of), GA Development Authority (Georgia Institute of Technology), Series 2019, RB	5.00%	06/15/2044	150	153,188
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center), Series 2019, Ref. RB	5.00%	03/15/2044	75	75,715
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2029	140	145,949
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2031	160	169,424
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2029	65	69,234
Georgia (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2029	150	155,616
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

144

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2029	$85	$87,759
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	230	245,338
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	105	111,839
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2029	150	159,770
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2032	120	126,753
Georgia (State of) Municipal Electric Authority, Series 2019 A, Ref. RB	5.00%	01/01/2044	10	10,099
Georgia (State of) Municipal Electric Authority (General Power Revenue), Series 2018 A, RB	5.00%	01/01/2029	100	102,899
Georgia (State of) Municipal Electric Authority (Power Revenue), Series 2018 HH, Ref. RB	5.00%	01/01/2029	80	82,320
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2029	110	116,978
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2029	140	148,477
Gwinnett (County of), GA Water & Sewerage Authority, Series 2019, Ref. RB	5.00%	08/01/2029	85	90,595
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2038	75	77,440
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2039	5	5,148
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2041	195	199,538
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2029	55	58,101
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2029	100	103,622
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2032	15	15,398
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	405	405,131
Metropolitan Atlanta Rapid Transit Authority, Series 2026 A, Ref. RB	5.00%	07/01/2029	70	74,539
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2029	195	207,320
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2037	80	83,112
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2029	375	398,692
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.00%	09/01/2029	345	366,796
Private Colleges & Universities Authority (Emory University) (Green Bonds), Series 2019, Ref. RB	5.00%	09/01/2048	335	340,515
Richmond (County of), GA Board of Education, Series 2025, GO Bonds	5.00%	10/01/2029	75	80,070
Rockdale (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019 A, RB	5.00%	07/01/2049	160	160,961
				6,341,460
Hawaii-0.85%
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2029	25	25,793
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2029	65	68,527
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2031	120	125,796
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2032	100	104,599
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2033	130	135,707
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	70	72,916
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2035	100	103,924
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2036	105	108,836
Hawaii (State of), Series 2019 FW, GO Bonds	4.00%	01/01/2037	50	50,025
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2037	65	67,185
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2038	180	185,538
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2039	75	77,074
Hawaii (State of), Series 2026 B, Ref. RB	5.00%	01/01/2029	95	100,066
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2044	45	46,016
Honolulu (City & County of), HI, Series 2019 B, Ref. RB	5.00%	07/01/2036	100	104,053
Honolulu (City & County of), HI, Series 2019, Ref. RB	4.00%	07/01/2035	50	50,072
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2029	190	202,879
Honolulu (City & County of), HI, Series 2025 E, Ref. GO Bonds	5.00%	07/01/2029	70	74,362
Honolulu (City & County of), HI, Series 2025 F, Ref. GO Bonds	5.00%	07/01/2029	70	74,362
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2029	100	104,330
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2029	140	147,672
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2029	250	263,700
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2029	160	168,768
				2,462,200
Idaho-0.36%
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2033	190	199,385
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2034	80	83,754
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2035	120	125,227
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2037	70	72,602
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

145

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-(continued)
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund), Series 2019, Ref. RB	5.00%	07/15/2036	$60	$62,390
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	5.00%	07/15/2029	150	158,895
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2029	225	239,116
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2029	105	111,588
				1,052,957
Illinois-4.80%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2029	125	128,189
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	102,048
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2040	365	356,884
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	460	448,746
Chicago (City of), IL, Series 2019 A, GO Bonds, (INS - BAM)(a)	5.00%	01/01/2044	110	110,364
Chicago (City of), IL, Series 2021 B, Ref. GO Bonds	4.00%	01/01/2029	57	57,093
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2036	155	159,993
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2037	125	128,693
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2038	250	256,676
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2039	160	163,814
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	380	382,734
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	465	466,265
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2029	185	194,222
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2029	265	278,210
Chicago (City of), IL (O’Hare International Airport), Series 2025 D, Ref. RB	5.00%	01/01/2029	20	20,997
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2021 A, GO Bonds	5.00%	12/01/2029	205	218,525
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2029	95	99,802
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	230	233,150
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	5.00%	12/01/2055	620	620,524
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2055	30	30,121
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2029	200	209,670
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2029	270	286,854
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2029	80	81,853
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2029	80	82,606
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	150	155,904
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	100	103,895
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2029	110	116,358
Illinois (State of), Series 2019 B, GO Bonds	5.00%	11/01/2032	5	5,222
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2029	125	132,100
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2029	125	131,137
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2029	125	132,348
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2029	240	251,782
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2029	145	153,236
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2029	125	131,106
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2029	170	178,737
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2029	165	174,700
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2029	75	78,855
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2029	305	321,355
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2029	220	231,307
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2029	270	282,829
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2029	120	126,324
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2029	160	168,432
Illinois (State of), Series 2025 B, GO Bonds	5.25%	09/01/2029	195	207,323
Illinois (State of), Series 2026 A, RB	5.00%	06/15/2029	10	10,527
Illinois (State of), Series 2026 B, Ref. RB	5.00%	06/15/2029	120	126,324
Illinois (State of), Series 2026 C, GO Bonds	5.00%	04/01/2029	50	52,513
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	5.00%	11/01/2031	100	104,805
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2033	60	60,201
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2034	120	120,041
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

146

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Green Bonds), Series 2019, RB	5.25%	07/01/2035	$190	$200,045
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2033	100	105,244
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2034	160	167,916
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2036	120	125,028
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2037	165	171,347
Illinois (State of) Finance Authority (State Clean Water) (Green Bonds), Series 2019, RB	4.00%	07/01/2038	95	93,133
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 B, Ref. RB	5.00%	04/01/2029	30	31,588
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2025, Ref. RB	5.00%	04/01/2029	70	73,706
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 1998 A, Ref. RB, (INS - NATL)(a)	5.50%	06/15/2029	60	62,149
Illinois (State of) Regional Transportation Authority, Series 2004 A, RB, (INS - AGI)(a)	5.75%	06/01/2029	95	100,674
Illinois (State of) Sports Facilities Authority (The), Series 2019, Ref. RB, (INS - BAM)(a)	5.00%	06/15/2029	65	67,911
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	4.00%	01/01/2039	35	34,379
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2040	90	92,360
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2041	165	168,669
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	705	716,386
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2029	235	246,933
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2031	240	251,055
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2029	110	115,586
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2029	375	394,041
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2029	130	136,601
Illinois Municipal Electric Agency, Series 2025 A, Ref. RB	5.00%	02/01/2029	125	131,148
Kendall, Kane & Will (Counties of), IL Community Unit School District No. 308, Series 2020 A, Ref. GO Bonds, (INS - AGI)(a)	5.00%	02/01/2029	85	89,181
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2029	50	51,463
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2029	85	89,100
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.50%	01/01/2031	130	137,042
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.50%	01/01/2032	100	105,201
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	485	490,456
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	385	392,294
Sales Tax Securitization Corp., Series 2018 C, Ref. RB, (INS - BAM)(a)	5.25%	01/01/2048	25	25,289
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2029	215	225,370
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2029	80	83,859
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2029	5	5,253
University of Illinois Auxiliary Facilities System, Series 2026 A, Ref. RB	5.00%	04/01/2029	60	63,208
				13,919,009
Indiana-1.03%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2029	295	312,944
Indiana (State of) Finance Authority, Series 2022 A, Ref. RB	5.00%	02/01/2029	55	57,837
Indiana (State of) Finance Authority, Series 2025 A, Ref. RB	5.00%	02/01/2029	120	125,759
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	11/15/2029	155	164,724
Indiana (State of) Finance Authority (Citizens Wastewater of Westfield), Series 2019, Ref. RB	5.00%	10/01/2048	155	157,120
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	5.00%	10/01/2029	170	181,492
Indiana (State of) Finance Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	02/01/2029	45	46,456
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2033	105	109,634
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2034	95	98,984
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2036	135	140,042
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2037	115	118,999
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2038	115	118,699
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	135	138,985
Indiana (State of) Municipal Power Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2029	35	36,810
Indianapolis Local Public Improvement Bond Bank, Series 2019 A, RB	5.25%	02/01/2039	100	103,301
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB	5.00%	01/15/2029	90	94,485
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2036	130	134,201
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2037	60	61,792
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	15	15,262
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	415	419,891
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

147

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	$240	$241,628
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, Ref. RB	4.00%	02/01/2038	115	114,968
				2,994,013
Iowa-0.28%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2029	165	175,082
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2031	95	100,044
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2032	135	141,671
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2033	115	120,476
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2034	170	177,622
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018 B, Ref. RB	5.00%	02/15/2048	105	105,326
				820,221
Kansas-0.16%
Goddard (City of), KS, Series 2025-3, GO Bonds	5.00%	04/01/2029	5	5,223
Goddard (City of), KS, Series 2025-4, GO Bonds	5.00%	04/01/2029	70	73,126
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2029	195	207,783
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2029	140	149,178
University of Kansas Hospital Authority (KS Health System), Series 2019 A, RB	5.00%	09/01/2048	25	25,094
				460,404
Kentucky-0.64%
Kentucky (Commonwealth of) Economic Development Finance Authority, Series 2019 A, Ref. RB	5.00%	08/01/2044	145	146,434
Kentucky (Commonwealth of) Economic Development Finance Authority (Commonspirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2044	175	176,731
Kentucky (Commonwealth of) Economic Development Finance Authority (Commonspirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2049	230	230,346
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2029	260	276,729
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2029	95	100,987
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2029	90	94,926
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2029	50	53,085
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 B, Ref. RB	5.00%	09/01/2029	30	31,851
Kentucky (Commonwealth of) Property & Building Commission (No. 135), Series 2026 A, RB	5.00%	03/01/2029	75	78,998
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2024 A, Ref. RB	5.00%	07/01/2029	150	159,263
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2026, Ref. RB	5.00%	07/01/2029	120	127,410
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2020 A, RB	5.00%	10/01/2038	205	208,893
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District (Norton Healthcare, Inc.), Series 2020, RB	5.00%	10/01/2037	175	178,951
				1,864,604
Louisiana-0.55%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2019 A, Ref. RB	4.00%	02/01/2040	130	126,762
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGI)(a)	4.00%	12/01/2036	125	125,128
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGI)(a)	4.00%	12/01/2037	50	49,570
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGI)(a)	4.00%	12/01/2038	100	97,864
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, Ref. RB, (INS - AGI)(a)	4.00%	12/01/2039	300	285,914
Lafayette (City of), LA, Series 2019, RB, (INS - AGI)(a)	5.00%	11/01/2044	80	81,528
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2033	15	15,643
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2034	10	10,398
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2038	60	61,801
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2039	100	102,772
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2029	100	105,518
Louisiana (State of), Series 2026 B, Ref. GO Bonds	5.00%	09/01/2029	10	10,656
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2029	50	52,065
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2029	145	154,204
Louisiana (State of) Gasoline & Fuels, Series 2025 B, RB	5.00%	05/01/2029	120	127,183
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

148

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Public Facilities Authority (Christus Health), Series 2019 A, Ref. RB	5.00%	07/01/2048	$65	$65,712
Parish of East Baton Rouge Capital Improvements District, Series 2019, RB	5.00%	08/01/2048	130	131,852
				1,604,570
Maryland-2.18%
Anne Arundel (County of), MD, Series 2019, GO Bonds	5.00%	10/01/2048	100	101,513
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	110	110,812
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2035	80	80,876
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2036	40	40,288
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2037	55	55,174
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2039	30	29,560
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2029	75	77,572
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2029	155	163,952
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2031	150	157,830
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2032	165	173,225
Maryland (State of), First Series 2019, GO Bonds	4.00%	03/15/2033	190	193,581
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2029	180	187,783
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2029	140	144,986
Maryland (State of), Series 2022 C, Ref. GO Bonds	4.00%	03/01/2029	140	144,653
Maryland (State of), Series 2022 D, Ref. GO Bonds	4.00%	08/01/2029	140	145,190
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2029	260	276,028
Maryland (State of), Series 2023 A, GO Bonds	5.00%	03/15/2029	110	116,353
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2029	180	191,096
Maryland (State of) (Bid Group 1), First Series 2026, GO Bonds	5.00%	06/01/2029	50	53,082
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2029	150	159,699
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2029	175	186,315
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2029	140	148,086
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	175	186,315
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2029	120	126,844
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2031	205	217,019
Maryland (State of) (Bidding Group 2), Series 2025 B, Ref. GO Bonds	5.00%	08/01/2029	305	324,721
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2029	85	90,746
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2029	135	144,126
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2029	150	160,571
Maryland (State of) Department of Transportation, Series 2025 B, RB	5.00%	10/01/2029	20	21,352
Maryland (State of) Department of Transportation, Series 2025 C, Ref. RB	5.00%	11/01/2029	125	133,630
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2019 A, Ref. RB	5.00%	10/01/2049	320	320,439
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2029	115	122,134
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2029	115	122,134
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, Series 2015, RB	3.00%	03/01/2029	20	19,910
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2029	100	104,872
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2029	120	128,360
Montgomery (County of), MD, Series 2019 A, GO Bonds	4.00%	11/01/2031	25	25,709
Montgomery (County of), MD, Series 2019 A, GO Bonds	4.00%	11/01/2032	60	61,537
Montgomery (County of), MD, Series 2019 A, GO Bonds	4.00%	11/01/2033	40	40,805
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2029	50	51,868
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2029	80	83,161
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2029	105	111,850
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2029	105	112,467
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2029	145	151,222
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2029	170	181,001
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2031	25	25,665
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2032	110	112,641
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2029	60	62,575
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2029	75	80,079
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2029	65	69,160
				6,330,567
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

149

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-4.12%
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2029	$85	$90,224
Boston (City of), MA, Series 2026 A, GO Bonds	5.00%	06/01/2029	5	5,343
Boston (City of), MA, Series 2026 B, Ref. GO Bonds	5.00%	06/01/2029	30	32,055
Massachusetts (Commonwealth of), Series 2005, Ref. RB(b)	5.50%	01/01/2029	10	10,594
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2029	45	46,442
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2029	255	271,680
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2029	65	69,455
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2029	45	47,074
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	120	125,934
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2032	135	141,322
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2033	170	179,002
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2034	135	141,845
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2035	200	207,894
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2036	125	129,595
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2037	210	217,156
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2038	255	262,961
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2039	15	15,425
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	375	385,009
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	305	307,877
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2040	175	179,873
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2041	185	189,725
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2042	125	128,040
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	180	184,116
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2044	90	91,914
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2045	35	35,706
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2029	75	79,668
Massachusetts (Commonwealth of), Series 2019 D, GO Bonds	4.00%	05/01/2034	15	15,215
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2029	85	90,291
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2029	100	106,853
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	4.00%	09/01/2037	15	14,894
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	4.00%	09/01/2038	90	87,798
Massachusetts (Commonwealth of), Series 2019, GO Bonds	5.00%	05/01/2039	145	149,497
Massachusetts (Commonwealth of), Series 2019, GO Bonds	5.00%	05/01/2046	115	117,099
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2029	130	137,674
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2029	70	74,579
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2029	135	144,660
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2029	150	160,280
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2029	155	165,623
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2029	70	74,014
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2029	450	481,523
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2029	15	15,934
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2029	260	275,348
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2029	80	84,980
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2029	50	53,653
Massachusetts (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	07/01/2029	40	42,617
Massachusetts (Commonwealth of), Series 2026 D, GO Bonds	5.00%	12/01/2029	5	5,365
Massachusetts (Commonwealth of) (Consolidated Loan of 2019), Series 2019, GO Bonds	5.00%	05/01/2047	35	35,571
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	675	683,134
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2029	115	122,458
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 B, RB, (INS - NATL)(a)	5.50%	07/01/2029	125	134,944
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2029	45	48,223
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2021, Ref. RB	5.00%	07/01/2041	160	164,804
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2021, Ref. RB	5.00%	07/01/2042	135	138,879
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	07/01/2029	5	5,324
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

150

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025, RB	5.00%	02/01/2029	$60	$63,484
Massachusetts (Commonwealth of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	01/01/2033	180	187,985
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	5.00%	07/01/2044	10	9,548
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2029	30	31,973
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health), Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2029	10	10,601
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 1999, RB	6.00%	05/15/2059	10	10,758
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 1999 P, RB	5.45%	05/15/2059	105	109,404
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2029	100	105,699
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2029	255	272,487
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2026, Ref. RB	5.00%	02/15/2029	25	26,410
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2019, RB	5.00%	09/01/2059	200	202,602
Massachusetts (Commonwealth of) Port Authority, Series 2019 B, RB	5.00%	07/01/2044	35	35,835
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2044	735	751,716
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2029	265	280,336
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2031	155	162,629
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2032	165	172,613
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2034	190	198,046
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2035	190	197,542
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2031	70	73,494
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2032	85	89,059
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2033	70	73,202
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2034	120	125,247
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2035	70	72,875
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018 A, Ref. RB	5.00%	01/01/2029	115	121,347
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2029	110	118,135
Massachusetts (Commonwealth of) Water Resources Authority, Series 2019 B, RB	5.00%	08/01/2044	125	128,241
Massachusetts (Commonwealth of) Water Resources Authority, Series 2024 C, RB	5.00%	08/01/2029	90	96,028
Massachusetts Development Finance Agency, Series 2019 A, Ref. RB	5.00%	07/01/2039	10	9,770
University of Massachusetts Building Authority, Series 2019, Ref. RB	5.00%	05/01/2039	50	51,692
University of Massachusetts Building Authority, Series 2019-1, Ref. RB	5.00%	05/01/2029	80	84,916
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2033	210	221,751
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2034	140	147,267
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	300	304,225
University of Massachusetts Building Authority, Series 2020-1, RB	5.00%	11/01/2031	55	58,433
University of Massachusetts Building Authority, Series 2020-1, RB	5.00%	11/01/2032	75	79,385
University of Massachusetts Building Authority, Series 2021, Ref. RB	5.00%	11/01/2029	55	58,815
				11,950,713
Michigan-1.60%
Board of Trustees of Western Michigan University, Series 2019, Ref. RB	5.00%	11/15/2049	100	100,742
Detroit City School District, Series 2001 A, GO Bonds, (INS - AGI)(a)	6.00%	05/01/2029	55	58,212
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	05/01/2029	130	138,336
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2029	10	10,587
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2029	200	211,901
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2029	145	153,628
Great Lakes Water Authority, Series 2026 A, Ref. RB	5.00%	07/01/2029	25	26,488
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2044	300	305,406
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	145	146,384
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2029	180	192,489
Michigan (State of), Series 2023, RB	5.00%	11/15/2029	235	251,305
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	435	454,124
Michigan (State of) Building Authority (Facilities Program), Series 2023 II, Ref. RB	5.00%	10/15/2029	150	159,638
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

151

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.00%	04/15/2029	$100	$105,617
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	5.00%	12/01/2041	335	341,908
Michigan (State of) Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2029	35	37,110
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2029	180	189,783
Michigan (State of) Finance Authority (CHE Trinity Health Credit Group), Series 2013 MI-4, Ref. RB	5.00%	12/01/2039	225	231,159
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	5.00%	11/15/2048	95	95,634
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	5.00%	02/15/2039	30	30,688
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2035	85	83,895
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2036	35	34,408
Michigan (State of) Hospital Finance Authority (Bronson Healthcare Group), Series 2026, Ref. RB	5.00%	11/15/2029	345	364,092
Michigan State University, Series 2019 B, RB	5.00%	02/15/2044	370	377,714
Michigan State University, Series 2019 B, RB	5.00%	02/15/2048	390	395,813
Michigan State University, Series 2023 A, Ref. RB	5.00%	08/15/2029	95	101,041
Oakland University, Series 2019, RB	5.00%	03/01/2050	50	50,271
Troy School District, Series 2026, Ref. GO Bonds	5.00%	05/01/2029	5	5,286
				4,653,659
Minnesota-1.14%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2029	160	171,430
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2029	25	26,293
Minnesota (State of), Series 2017 D, Ref. GO Bonds	3.00%	10/01/2029	35	34,922
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2029	75	78,317
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	65	69,222
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	65	68,870
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2032	145	153,158
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2033	80	84,327
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2034	165	173,398
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	75	78,580
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	135	140,973
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2037	150	156,058
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2038	35	36,292
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	35	36,159
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2029	130	138,443
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2029	95	101,312
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2029	85	90,648
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2029	185	195,276
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2029	20	21,299
Minnesota (State of), Series 2023, COP	5.00%	11/01/2029	55	58,694
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2029	155	165,067
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2029	145	154,417
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2029	95	101,170
Minnesota (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2029	110	117,144
Minnesota (State of), Series 2025 E, Ref. GO Bonds	5.00%	08/01/2029	125	133,119
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2029	80	84,583
Minnesota (State of) Public Facilities Authority, Series 2023 B, Ref. RB	5.00%	03/01/2029	100	105,728
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2029	180	191,747
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	230	231,658
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2025, Ref. RB	5.00%	07/01/2029	10	10,503
University of Minnesota, Series 2019 A, RB	5.00%	04/01/2044	90	91,651
				3,300,458
Mississippi-0.09%
Mississippi (State of), Series 2019 B, GO Bonds	5.00%	10/01/2033	100	105,500
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2036	65	65,161
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2029	80	83,988
				254,649
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

152

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-0.68%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2029	$30	$32,071
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2031	125	127,913
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2038	65	65,213
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2039	90	89,766
Missouri (State of) Health & Educational Facilities Authority, Series 2019 A, RB	5.00%	10/01/2046	150	152,153
Missouri (State of) Health & Educational Facilities Authority, Series 2025, RB	5.00%	11/15/2029	230	242,129
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2029	120	125,088
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	5.00%	06/01/2029	115	120,901
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2029	170	180,266
Missouri (State of) Highway & Transportation Commission, Series 2026 A, RB	5.00%	05/01/2029	70	74,227
Missouri (State of) Highway & Transportation Commission (State Appropriations Mega), Series 2025, RB	5.00%	05/01/2029	280	296,908
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2029	85	90,472
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2029	5	5,321
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2029	50	50,943
Springfield School District No. R-12, Series 2019, GO Bonds	4.00%	03/01/2035	110	111,243
Springfield School District No. R-12, Series 2019, GO Bonds	5.00%	03/01/2036	100	103,498
Springfield School District No. R-12, Series 2019, GO Bonds	5.00%	03/01/2037	25	25,802
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2029	60	64,399
				1,958,313
Nebraska-0.25%
Metropolitan Utilities District of Omaha Water, Series 2026, Ref. RB	5.00%	12/01/2029	10	10,695
Nebraska Public Power District, Series 2026 B, Ref. RB	5.00%	01/01/2029	45	47,306
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2029	55	56,755
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2031	165	172,979
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2032	75	78,467
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2033	70	73,170
Omaha (City of), NE Public Power District, Series 2025 C, Ref. RB	5.00%	02/01/2029	115	121,290
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2029	150	157,617
				718,279
Nevada-1.15%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2029	165	175,282
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2029	160	169,790
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2031	140	147,776
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2032	110	115,822
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2033	165	173,378
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2029	100	106,119
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2031	115	121,388
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2032	125	131,616
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2033	60	63,046
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2034	145	151,933
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2035	160	166,988
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2041	75	76,645
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2042	205	209,234
Clark (County of), NV Department of Aviation, Series 2019 D, Ref. RB	5.00%	07/01/2031	130	137,221
Clark (County of), NV Department of Aviation, Series 2019 D, Ref. RB	5.00%	07/01/2032	80	84,235
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2029	255	270,603
Clark (County of), NV Department of Aviation, Series 2024 B, RN	5.00%	07/01/2029	440	466,923
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2029	60	63,409
Humboldt (County of), NV, Series 2016, Ref. RB	3.55%	10/01/2029	75	75,787
Humboldt (County of), NV, Series 2016, Ref. RB	3.55%	10/01/2029	135	136,416
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2029	140	148,554
Washoe (County of), NV (Fuel Tax), Series 2018, Ref. RB	5.00%	02/01/2042	145	148,260
				3,340,425
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

153

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-2.93%
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - New Jersey School Bond Guaranty)	4.00%	08/01/2035	$135	$136,937
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - New Jersey School Bond Guaranty)	4.00%	08/01/2036	60	60,687
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - New Jersey School Bond Guaranty)	4.00%	08/01/2037	100	100,766
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - New Jersey School Bond Guaranty)	4.00%	08/01/2038	165	165,926
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - New Jersey School Bond Guaranty)	4.00%	08/01/2039	100	100,161
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - New Jersey School Bond Guaranty)	4.00%	08/01/2040	105	104,019
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - New Jersey School Bond Guaranty)	4.00%	08/01/2041	160	157,264
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - New Jersey School Bond Guaranty)	4.00%	08/01/2042	100	97,188
Gloucester (County of), NJ Improvement Authority (The) (Rowan University), Series 2019, RB	5.00%	07/01/2044	25	25,651
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	1,315	1,395,704
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2029	100	95,950
New Jersey (State of), Series 2021, GO Bonds	5.00%	06/01/2038	65	67,872
New Jersey (State of), Series 2021, GO Bonds	5.00%	06/01/2039	20	20,826
New Jersey (State of), Series 2021, GO Bonds	5.00%	06/01/2040	20	20,758
New Jersey (State of), Series 2021, GO Bonds	5.00%	06/01/2041	65	67,312
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - NATL)(a)	5.50%	09/01/2029	130	140,012
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2033	250	263,670
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2034	170	178,790
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2039	85	87,717
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2044	250	256,422
New Jersey (State of) Economic Development Authority (Nj Transit Transportation, Series 2020, RB	5.00%	11/01/2031	95	100,431
New Jersey (State of) Economic Development Authority (Nj Transit Transportation, Series 2020, RB	5.00%	11/01/2033	140	147,296
New Jersey (State of) Economic Development Authority (Nj Transit Transportation, Series 2020, RB	5.00%	11/01/2034	105	110,096
New Jersey (State of) Economic Development Authority (Nj Transit Transportation, Series 2020, RB	5.00%	11/01/2036	145	150,988
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2029	50	53,171
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2032	85	89,572
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2035	115	120,165
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	4.00%	11/01/2037	40	39,346
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	4.00%	11/01/2039	20	19,127
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2044	325	332,866
New Jersey (State of) Educational Facilities Authority, Series 2024 A, Ref. RB	5.00%	05/15/2029	50	52,827
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, Ref. RB	5.00%	03/01/2029	85	89,848
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Inc.), Series 2024, Ref. RB	5.00%	07/01/2029	270	286,218
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2026, Ref. RB	5.00%	07/01/2029	465	492,931
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RB	5.00%	06/15/2029	85	89,079
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	255	266,844
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2029	90	94,319
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2031	115	121,764
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2032	100	105,535
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2033	100	105,196
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2039	290	298,238
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2029	110	116,389
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2029	110	116,358
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2029	95	100,502
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(a)	5.25%	01/01/2029	120	127,354
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2029	45	46,379
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	5.00%	01/01/2048	845	858,103
New Jersey (State of) Turnpike Authority, Series 2022 C, Ref. RB	5.00%	01/01/2029	165	173,723
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

154

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2029	$180	$189,516
South Jersey Transportation Authority, Series 2019 A, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2029	70	74,657
				8,512,470
New Mexico-0.61%
Farmington (City of), NM (Four Corners), Series 2011, Ref. RB	1.80%	04/01/2029	30	28,277
Farmington (City of), NM (Southern California Edison), Series 2005 B, Ref. RB	1.80%	04/01/2029	360	339,325
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2029	100	105,729
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2029	175	185,025
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2029	135	140,660
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2029	210	222,743
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2019 A, RB	5.00%	08/01/2044	85	85,495
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2029	240	254,820
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2029	145	153,954
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2029	185	196,424
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2029	30	31,853
New Mexico (State of) Severance Tax Permanent Fund, Series 2026 A, RB	5.00%	07/01/2029	10	10,617
				1,754,922
New York-17.01%
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	145	151,552
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2039	95	99,003
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2040	110	114,435
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2029	110	118,357
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	5.00%	11/01/2049	180	184,492
Long Island (City of), NY Power Authority, Series 2003 C, RB, (INS - AGI)(a)	5.25%	09/01/2029	190	201,799
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2029	70	73,156
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2029	60	64,023
Metropolitan Transportation Authority, Series 2019 C, RB, (INS - AGI)(a)	5.00%	11/15/2038	120	124,149
Metropolitan Transportation Authority, Series 2019 C, RB, (INS - AGI)(a)	5.00%	11/15/2041	25	25,654
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2029	260	277,544
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	25	25,125
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2038	90	92,728
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2039	210	215,578
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2040	105	107,481
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2042	170	173,585
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2043	160	163,772
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2044	125	127,747
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2029	110	117,423
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2029	155	167,040
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2029	170	181,288
New York & New Jersey (States of) Port Authority, Series 2019, RB	5.00%	11/01/2035	185	194,205
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2037	50	50,179
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2038	60	60,008
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2041	20	19,393
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2034	140	147,121
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2034	90	94,578
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2036	120	125,354
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	4.00%	09/01/2038	45	45,035
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2029	85	88,631
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2033	60	63,413
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2034	75	79,009
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2036	225	235,479
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	4.00%	11/01/2039	80	79,120
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	255	263,552
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2031	250	265,302
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2033	200	210,953
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2035	80	83,809
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2037	30	31,228
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

155

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2038	$60	$62,278
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2039	75	77,549
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2032	90	95,153
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2035	165	172,857
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	4.00%	09/01/2037	130	130,474
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	4.00%	09/01/2039	150	148,638
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2029	65	69,068
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2031	160	169,065
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2032	125	131,781
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2033	130	136,817
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2034	225	236,191
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2035	230	230,864
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2036	150	156,475
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2038	190	196,796
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2039	85	87,765
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2042	220	225,612
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	220	225,355
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2029	115	120,629
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2030	130	136,115
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2031	100	104,513
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2032	110	114,782
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2033	125	130,286
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2034	185	192,385
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2029	180	191,014
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2029	40	42,611
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2029	110	116,731
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2029	255	270,603
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2029	185	196,320
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2029	110	116,884
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2029	270	286,521
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2029	105	111,425
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2029	50	53,060
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2029	30	31,836
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2029	385	408,669
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2029	295	313,051
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2029	50	52,703
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2029	100	106,119
New York (City of), NY, Series 2025 B-1, Ref. GO Bonds	5.00%	08/01/2029	255	270,603
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2029	90	95,754
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2029	285	302,439
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2031	150	157,331
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2035	195	203,700
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2037	15	14,701
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2038	205	197,031
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2039	295	304,186
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	245	251,336
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	270	276,236
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2045	60	61,204
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2029	45	47,877
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2029	165	175,326
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2029	55	57,890
New York (City of), NY, Subseries 2026 F-1, Ref. GO Bonds	5.00%	08/01/2029	25	26,530
New York (City of), NY Industrial Development Agency, Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2029	85	89,021
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	5.00%	03/01/2029	170	178,643
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	200	204,322
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC, Ref. RB	5.00%	06/15/2029	150	159,685
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2040	5	4,782
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

156

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2042	$5	$4,634
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	125	128,948
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2049	35	35,756
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	5.00%	06/15/2039	45	46,735
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	4.00%	06/15/2040	35	33,475
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	4.00%	06/15/2042	15	13,903
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2032	305	325,826
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	475	494,632
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	5.00%	06/15/2029	75	79,842
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	4.00%	06/15/2029	30	31,110
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2029	290	308,723
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2029	95	101,134
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB(b)	5.00%	06/15/2029	205	218,265
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE, Ref. RB	4.00%	06/15/2040	400	382,883
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB	5.00%	06/15/2040	830	859,542
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	90	91,695
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2033	135	142,633
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2034	145	152,800
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2035	220	231,231
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2036	35	35,067
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2037	15	14,943
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2038	290	302,199
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2040	125	129,449
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	10	9,322
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB(b)	5.00%	06/15/2029	185	196,971
New York (City of), NY Transitional Finance Authority, Series 2002 1, Ref. RB	5.00%	11/01/2029	205	218,318
New York (City of), NY Transitional Finance Authority, Series 2010 F-5, RB	5.00%	02/01/2029	120	126,276
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2029	115	121,518
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2029	55	57,391
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2029	95	99,130
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2034	195	204,783
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2035	180	188,634
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2036	25	26,103
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2037	170	167,724
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2038	195	190,145
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2039	175	166,792
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	5.00%	11/01/2035	565	591,186
New York (City of), NY Transitional Finance Authority, Series 2019, RB	5.00%	11/01/2034	230	241,020
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2036	260	259,872
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2037	45	44,397
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2038	270	263,027
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2039	35	33,358
New York (City of), NY Transitional Finance Authority, Series 2019, RB	5.00%	11/01/2039	200	207,607
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2029	100	106,090
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2029	300	319,490
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2029	235	250,268
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2029	285	303,516
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2029	90	95,481
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2029	160	170,395
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	07/15/2029	70	74,610
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2029	190	202,344
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2029	315	335,465
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2029	25	26,417
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2029	85	89,818
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2029	5	5,283
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2029	225	239,618
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2029	35	36,984
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2029	100	105,668
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

157

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2029	$60	$63,401
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2029	140	149,096
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2029	105	111,822
New York (City of), NY Transitional Finance Authority, Series 2025 S-2, Ref. RB	5.00%	07/15/2029	30	31,976
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2029	80	85,197
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2029	115	122,471
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2029	15	15,975
New York (City of), NY Transitional Finance Authority, Series 2026 B-1, RB	5.00%	11/01/2029	15	15,975
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2029	170	178,891
New York (City of), NY Transitional Finance Authority, Series 2026, Ref. RB	5.00%	11/01/2029	280	298,191
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB	5.00%	08/01/2029	140	148,526
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2029	240	250,433
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2035	290	303,744
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2036	260	271,711
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2037	455	474,310
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2038	220	228,937
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2039	330	342,807
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2040	265	274,874
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1A, Ref. RB	5.00%	07/15/2029	65	69,281
New York (City of), NY Transitional Finance Authority, Subseries 2024 A-1, Ref. RB	5.00%	11/01/2029	305	324,815
New York (State of), Series 2025 C, Ref. GO Bonds	5.00%	03/15/2029	115	122,400
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(a)	5.50%	03/15/2029	75	80,266
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2033	100	105,699
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2035	100	105,225
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2036	125	131,149
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2037	115	120,339
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2039	80	83,208
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(b)	5.00%	03/15/2029	165	174,634
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2032	160	168,555
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2033	190	199,873
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2035	380	398,509
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2036	205	214,524
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2037	225	234,838
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	305	317,578
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2039	335	347,987
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	600	620,304
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	310	320,034
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2043	225	231,952
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2044	305	313,827
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2045	265	272,152
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2046	60	61,503
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2047	275	281,219
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2032	140	141,428
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2036	115	120,262
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2037	200	196,386
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2038	125	121,747
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2039	150	155,528
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGI)(a)	5.00%	10/01/2029	25	26,214
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB(b)	5.00%	03/15/2029	25	26,460
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB(b)	5.00%	02/15/2029	95	100,395
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	10/01/2029	90	96,056
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	10/01/2031	75	79,524
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	10/01/2032	105	110,855
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	10/01/2033	110	115,810
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(a)	4.00%	10/01/2034	100	100,720
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(a)	4.00%	10/01/2035	55	55,189
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2029	120	126,961
New York (State of) Dormitory Authority, Series 2021, RB(b)	5.00%	03/15/2029	240	254,013
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

158

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(b)	5.00%	03/15/2029	$65	$68,795
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2029	50	53,365
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB(b)	5.00%	03/15/2029	350	370,436
New York (State of) Dormitory Authority, Series 2023 B, RB	5.00%	07/01/2029	25	26,600
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2029	55	58,701
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2029	110	117,400
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2029	100	106,729
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2029	45	47,610
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2029	15	15,916
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2029	5	5,324
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2029	165	176,104
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2029	220	232,762
New York (State of) Dormitory Authority, Series 2026, RB	5.00%	10/01/2029	280	298,329
New York (State of) Dormitory Authority (Bid Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2031	185	195,172
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2040	470	487,176
New York (State of) Dormitory Authority (Bidding Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2034	345	362,409
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2019, RB	5.00%	07/01/2029	50	53,341
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2019, RB	5.00%	07/01/2035	95	99,674
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2029	50	51,349
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2029	35	37,270
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2031	135	143,298
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2032	200	211,789
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2034	140	147,665
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2038	80	83,516
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	220	227,919
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2049	5	5,142
New York (State of) Dormitory Authority (New York University), Series 2026 A, Ref. RB	5.00%	07/01/2029	35	37,270
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2029	15	15,811
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	260	261,630
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 A, Ref. RB	5.00%	07/01/2035	195	204,269
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	300	306,095
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.), Series 1994 D, Ref. RB	3.50%	10/01/2029	65	65,179
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2029	65	70,028
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2029	165	177,764
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2029	45	46,361
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2029	150	158,244
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2029	90	94,946
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2029	135	142,419
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2029	150	158,474
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2029	130	137,428
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center), Series 2021 A, Ref. RB	1.45%	11/15/2029	220	201,405
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2029	15	16,006
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2031	60	63,814
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds), Series 2019, RB	5.00%	08/15/2044	40	41,189
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds), Series 2019, RB	5.00%	02/15/2049	50	51,190
New York State Environmental Facilities Corp. (clean water & Drinking water), Series 2021, RB	5.00%	06/15/2029	15	16,006
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2033	140	148,279
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2034	90	95,099
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2035	215	226,530
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

159

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2036	$75	$78,796
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	4.00%	06/15/2037	115	114,979
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2044	240	247,283
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2029	90	96,036
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2029	155	165,396
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2035	270	282,854
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2036	210	219,275
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2037	210	218,502
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2038	175	181,452
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2039	215	222,261
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	375	386,341
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2041	180	184,785
New York State Urban Development Corp., Series 2020 A, RB(b)	5.00%	03/15/2029	105	111,397
New York State Urban Development Corp., Series 2020, Ref. RB(b)	5.00%	03/15/2029	270	286,449
New York State Urban Development Corp., Series 2021, Ref. RB(b)	5.00%	03/15/2029	50	52,919
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2029	350	373,070
New York State Urban Development Corp. (Bidding Group 1), Series 2020 E, Ref. RB	5.00%	03/15/2029	110	116,270
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB(b)	5.00%	03/15/2029	50	52,919
New York Transportation Development Corp. (Termial 4 John F. Kennedy International Airport), Series 2020, Ref. RB	5.00%	12/01/2029	75	79,517
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2038	85	88,311
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2039	280	289,993
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2040	165	170,365
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	70	72,023
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	200	205,170
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2029	120	128,593
Triborough Bridge & Tunnel Authority, Series 2019, RB	5.00%	11/15/2043	5	5,169
Triborough Bridge & Tunnel Authority, Series 2022, Ref. RB	5.00%	11/15/2029	115	123,125
Triborough Bridge & Tunnel Authority, Series 2025 B-2, RB	5.00%	03/15/2029	1,360	1,439,580
Triborough Bridge & Tunnel Authority, Series 2026, RB	5.00%	02/01/2029	1,385	1,459,761
Triborough Bridge & Tunnel Authority, Series 2026, Ref. RB	5.00%	11/15/2029	15	16,074
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	335	340,877
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2041	20	18,784
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2029	605	642,290
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2029	85	91,087
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2029	210	224,837
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.00%	12/01/2029	70	75,091
				49,386,952
North Carolina-1.54%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2029	50	52,134
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	125	126,418
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019, RB	4.00%	07/01/2044	20	18,953
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 A, Ref. RB	5.00%	01/15/2033	90	93,967
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 A, Ref. RB	5.00%	01/15/2035	55	57,149
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 A, Ref. RB	5.00%	01/15/2036	50	51,839
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	5.00%	01/15/2029	45	47,296
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2029	30	31,756
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2029	105	112,133
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2031	110	115,867
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2033	185	188,368
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2029	105	111,674
North Carolina (State of), Series 2019 B, GO Bonds	4.00%	06/01/2031	30	30,767
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

160

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	$75	$79,767
North Carolina (State of), Series 2021, RB	5.00%	03/01/2029	60	63,333
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2029	30	31,811
North Carolina (State of), Series 2025 C, Ref. GO Bonds	5.00%	06/01/2029	50	53,178
North Carolina (State of), Series 2026 A, Ref. GO Bonds	5.00%	06/01/2029	50	53,178
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2029	155	164,360
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2032	100	105,087
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	4.00%	05/01/2034	125	126,955
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2029	220	233,285
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2029	170	180,266
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2029	150	158,332
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2031	165	173,095
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2032	165	172,634
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2033	130	135,683
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2034	215	223,852
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2029	135	142,498
North Carolina (State of) Municipal Power Agency No. 1, Series 2026, Ref. RB	5.00%	01/01/2029	10	10,503
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB	5.00%	01/01/2031	55	57,126
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB	4.00%	01/01/2039	100	98,382
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB	5.00%	01/01/2040	35	35,568
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2032	210	218,772
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2033	25	25,994
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2034	15	15,567
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2035	95	98,338
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2036	100	103,244
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2037	135	134,711
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2038	105	107,828
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2029	95	101,306
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2029	65	68,723
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2029	85	90,200
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2029	145	154,764
				4,456,661
Ohio-2.72%
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	5.00%	12/01/2029	85	90,119
American Municipal Power, Inc. (AMP Fremont Energy Center), Series 2017, Ref. RB	5.00%	02/15/2029	55	56,812
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2020 A, Ref. RB	5.00%	02/15/2029	70	73,709
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2029	25	26,325
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(a)	5.25%	12/01/2029	90	96,776
Cleveland (City of), OH, Series 2025 A, Ref. RB	5.00%	01/01/2029	75	78,669
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2029	10	10,000
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2029	95	99,612
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2029	90	95,249
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2029	165	175,734
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2029	60	63,903
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2046	25	25,411
Montgomery (County of), OH (Premier Health Partners Obligated Group), Series 2019, Ref. RB	5.00%	11/15/2037	180	182,939
North Ridgeville City School District, Series 2024, GO Bonds	5.25%	12/01/2054	5	5,031
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	4.00%	11/15/2036	100	100,447
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	4.00%	11/15/2037	75	75,083
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2031	140	147,998
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2032	85	89,604
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2033	55	57,824
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2034	120	125,654
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2035	180	187,875
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2036	125	130,047
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

161

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2037	$110	$114,035
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2038	150	155,109
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2039	45	46,385
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2029	75	80,359
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2029	120	128,054
Ohio (State of), Series 2021, RB	5.00%	02/01/2029	115	121,401
Ohio (State of), Series 2025 A, GO Bonds	5.00%	03/01/2029	120	126,934
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2029	85	90,323
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	09/15/2029	10	10,671
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2029	190	203,177
Ohio (State of), Series 2025, Ref. RB	5.00%	01/15/2029	5	5,212
Ohio (State of), Series 2026 Z, GO Bonds	5.00%	05/01/2029	65	68,960
Ohio (State of), Series 2026, RB	5.00%	01/01/2029	265	278,456
Ohio (State of), Series 2026, Ref. RB	5.00%	12/15/2029	170	182,148
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2029	195	200,663
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2029	150	157,617
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.), Series 2019 A, Ref. PCR	3.25%	09/01/2029	115	114,155
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2029	115	118,813
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2022, Ref. RB	5.00%	02/15/2029	70	73,863
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2029	850	897,927
Ohio (State of) Water Development Authority, Series 2019, RB	5.00%	12/01/2029	520	554,036
Ohio (State of) Water Development Authority, Series 2019, RB	5.00%	12/01/2038	100	104,105
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	12/01/2037	130	135,738
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	12/01/2039	120	124,441
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	06/01/2044	90	92,493
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2035	155	162,915
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2036	250	261,927
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2037	240	250,594
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2038	110	114,516
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2039	160	165,921
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	40	41,118
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 E, RB	5.00%	12/01/2029	170	182,035
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2029	190	203,451
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2029	230	245,838
Ross (County of), OH (Adena Health System Obligated Group), Series 2019, Ref. RB	5.00%	12/01/2039	95	95,481
				7,903,692
Oklahoma-0.25%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	3.00%	09/01/2029	100	99,177
Canadian (County of), OK Educational Facilities Authority (Yukon Public Schools), Series 2023, RB	5.00%	09/01/2029	225	237,025
Oklahoma (City of), OK Public Property Authority, Series 2026, RB	5.00%	06/01/2029	115	121,713
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2029	75	79,652
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2029	85	89,544
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2029	90	94,528
Tulsa County Independent School District No. 11 Owasso (Owasso Public Schools), Series 2025, GO Bonds	4.00%	03/01/2029	10	10,276
				731,915
Oregon-1.17%
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2029	200	212,802
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	110	116,858
Multnomah County School District No. 1, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	95	100,923
Oregon (State of), Series 2019 A, GO Bonds	5.00%	05/01/2034	145	151,726
Oregon (State of), Series 2019 A, GO Bonds	5.00%	05/01/2044	130	132,998
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2029	100	106,065
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

162

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of), Series 2026, Ref. GO Bonds	5.00%	05/01/2029	$10	$10,607
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2032	65	68,369
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2033	95	99,681
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2029	90	95,459
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2035	175	183,129
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2036	260	271,242
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2037	115	119,575
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2038	185	191,804
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2039	95	98,274
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2042	250	257,310
Oregon (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	11/15/2029	220	235,334
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2029	10	10,588
Port of Portland OR Airport Revenue, Series 2019, RB	5.00%	07/01/2049	90	91,068
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2029	100	105,579
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2031	60	63,667
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2032	65	68,725
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2033	65	68,488
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2034	145	152,212
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	5.00%	05/15/2044	115	116,486
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	35	36,455
Washington & Clackamas Counties School District No. 23J Tigar, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	65	67,448
Washington & Clackamas Counties School District No. 23J Tigar, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2039	65	67,160
Washington & Clackamas Counties School District No. 23J Tigar, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2040	100	102,973
				3,403,005
Pennsylvania-5.84%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2018, Ref. RB	5.00%	04/01/2029	70	71,994
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2034	160	166,359
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2035	190	188,431
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2036	265	260,598
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2029	120	126,708
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2031	155	162,757
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2032	445	465,741
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2033	215	224,327
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2029	75	79,036
Armstrong School District, Series 2019 A, Ref. GO Bonds, (INS - BAM)(a)	4.00%	03/15/2041	70	65,676
Chester (County of), PA, Series 2026 A, Ref. GO Bonds	5.00%	07/15/2029	10	10,644
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2029	60	63,130
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2031	85	89,144
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2032	100	104,668
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2033	75	78,379
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2034	115	120,002
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2035	75	78,080
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2036	160	166,101
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2037	80	82,835
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2038	60	61,955
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2039	140	144,156
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

163

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2040	$95	$97,540
Delaware Valley Regional Finance Authority, Series 2021 A, RB	2.00%	10/01/2029	150	143,191
Delaware Valley Regional Finance Authority, Series 2022 D, RB	4.00%	03/01/2029	5	5,123
Doylestown Hospital Authority, Series 2019, RB	5.00%	07/01/2049	110	110,516
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	230	231,460
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	800	797,421
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB, (INS - AGI)(a)	5.00%	11/01/2051	60	60,178
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB	5.00%	07/01/2044	305	306,576
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016 A, Ref. RB	3.00%	09/01/2029	440	438,748
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2029	60	62,960
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	5.00%	09/01/2029	20	20,665
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2031	115	119,651
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2033	160	165,144
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2034	160	160,053
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC), Series 2023 B, RB	4.10%	06/01/2029	275	283,089
North Allegheny School District, Series 2019, GO Bonds	4.00%	05/01/2044	200	187,153
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2029	120	127,119
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2029	125	132,503
Pennsylvania (Commonwealth of), First Series 2023 A, GO Bonds	5.00%	09/01/2029	330	351,535
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2029	360	383,492
Pennsylvania (Commonwealth of), First Series 2024 C, GO Bonds	5.00%	08/15/2029	125	133,059
Pennsylvania (Commonwealth of), First Series 2026 C, GO Bonds	5.00%	04/01/2029	30	31,734
Pennsylvania (Commonwealth of), First Series 2026, Ref. GO Bonds	5.00%	08/01/2029	25	26,595
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2029	445	473,035
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2029	160	170,669
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2029	325	345,953
Pennsylvania (Commonwealth of), Series 2025 B, Ref. GO Bonds	5.00%	08/15/2029	320	340,631
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2025 B, Ref. RB	5.00%	03/15/2029	120	126,085
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2026, Ref. RB	5.00%	08/15/2029	25	26,634
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2031	65	68,798
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2032	130	137,170
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2049	85	85,335
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2006 B, RB, (INS - AGI)(a)	5.00%	06/01/2029	150	157,697
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2025, Ref. RB	5.00%	06/01/2029	35	37,072
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2026, Ref. RB	5.00%	06/01/2029	15	15,888
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 A-2, RB	5.13%	12/01/2039	15	15,495
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 A-2, RB	5.13%	12/01/2040	100	103,198
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2033	225	237,035
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2034	210	220,421
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2035	70	73,201
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2037	55	57,115
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2038	115	118,936
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2039	130	133,888
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	470	483,503
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	770	787,057
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2049	325	329,183
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB, (INS - BAM)(a)	5.00%	12/01/2044	150	154,309
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

164

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2029	$75	$78,636
Pennsylvania State University (The), Series 2025 A, Ref. RB	5.00%	09/01/2029	20	21,275
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2031	85	89,773
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2032	80	84,354
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2033	165	173,467
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2034	100	104,703
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2035	85	88,703
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2036	55	57,195
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	110	114,022
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2038	185	191,321
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2039	80	82,468
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	140	142,797
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2049	305	307,880
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2054	70	70,413
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2029	35	37,253
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2029	265	281,292
Philadelphia (City of), PA Authority for Industrial Development, Series 2019, Ref. RB	5.00%	10/01/2029	165	175,299
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2029	55	58,304
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2031	185	194,743
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2032	140	146,989
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2035	120	120,204
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2036	215	214,080
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2037	290	285,432
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2038	235	229,467
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2044	395	401,733
Philadelphia School District (The), Series 2019 C, Ref. GO Bonds	5.00%	09/01/2033	95	99,480
Philadelphia School District (The), Series 2026 B, Ref. GO Bonds	5.00%	09/01/2029	45	47,656
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 A, RB, (INS - AGI)(a)	5.00%	09/01/2044	50	50,993
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	4.00%	09/01/2034	95	95,996
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	100	100,542
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019, Ref. RB	5.00%	06/01/2038	180	185,238
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019, Ref. RB	5.00%	06/01/2039	40	41,002
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019, Ref. RB	5.00%	06/01/2044	70	70,983
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2023, Ref. RB	5.00%	06/01/2029	310	326,663
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2025, RB	5.00%	06/01/2029	20	21,075
Temple University-of The Commonwealth System of Higher Education, First Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	04/01/2029	10	10,558
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2023, Ref. RB	5.00%	02/15/2029	150	157,967
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(a)	5.00%	04/15/2059	120	120,398
				16,964,888
Rhode Island-0.13%
Rhode Island (State of) Infrastructure Bank, Series 2026 B, Ref. RB	5.00%	10/01/2029	65	69,513
Rhode Island Commerce Corp. (Garvee), Series 2026, Ref. RB	5.00%	06/15/2029	90	95,089
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	205	218,134
				382,736
South Carolina-0.30%
Aiken County Consolidated School District, Series 2026 A, GO Bonds	5.00%	04/01/2029	90	95,296
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2025, Ref. RB	5.00%	12/01/2029	100	107,015
Columbia (City of), SC, Series 2019 A, RB(b)(c)	5.00%	02/01/2029	145	152,897
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2029	35	37,005
SCAGO Educational Facilities Corp for Pickens School District, Series 2025, Ref. RB	5.00%	12/01/2029	15	15,958
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

165

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Ports Authority, Series 2019 A, RB	5.00%	07/01/2054	$25	$25,053
South Carolina (State of) Public Service Authority, Series 2026 D, RB(d)	5.00%	12/01/2029	50	53,264
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	3.00%	10/01/2029	60	59,737
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2029	190	202,844
Spartanburg County School District No. 7, Series 2019 D, GO Bonds	5.00%	03/01/2048	130	131,312
				880,381
Tennessee-0.70%
Chattanooga (City of), TN, Series 2025, Ref. RB	5.00%	09/01/2029	50	53,322
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	100	100,989
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2049	360	360,541
Knox (County of), TN Health, Educational & Housing Facility Board (University Health System), Series 2020, RB	5.00%	09/01/2040	110	108,290
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2029	135	140,588
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2029	30	31,642
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2029	110	116,020
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2029	75	79,603
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	07/01/2029	680	714,205
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2026, Ref. RB	5.00%	07/01/2029	30	31,509
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2016, Ref. GO Bonds	2.50%	01/01/2029	25	24,619
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority, Series 2026 A, GO Bonds	5.00%	01/01/2029	110	116,020
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2029	140	148,640
				2,025,988
Texas-9.24%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2029	125	131,668
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	85	89,421
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	125	127,247
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	235	237,589
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2029	80	85,322
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2029	50	53,175
Austin (City of), TX, Series 2026 A, RB	5.00%	11/15/2029	120	127,945
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	100	101,063
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	95	100,813
Bexar (County of), TX Hospital District, Series 2020, Ctfs. of Obligations	5.00%	02/15/2045	135	136,636
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2029	125	132,876
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2031	100	105,668
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2032	135	142,402
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2033	180	189,477
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2034	145	152,206
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	4.00%	08/15/2037	60	60,375
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2038	90	93,048
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2039	110	113,268
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2029	210	223,231
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2029	165	175,396
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2029	230	244,491
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2029	185	196,656
Board of Regents of the University of Texas System, Series 2026 A, Ref. RB	5.00%	08/15/2029	20	21,260
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2031	185	195,015
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2032	175	183,858
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2033	115	120,458
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2034	110	110,689
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

166

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2035	$120	$120,318
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2036	70	69,839
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2037	70	69,054
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2038	75	72,551
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	85	89,670
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	100	105,567
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	10	10,557
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	135	141,814
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2038	75	74,885
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2039	100	98,248
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	65	68,203
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	95	99,444
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	80	83,539
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2034	70	70,839
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	75	77,840
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2037	75	75,197
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2038	70	69,893
Cypress-Fairbanks Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	100	105,518
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	240	253,244
Cypress-Fairbanks Independent School District, Series 2026, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	5	5,276
Dallas & Fort Worth (Cities of), TX, Series 2023 B, Ref. RB	5.00%	11/01/2029	165	175,720
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2029	95	101,172
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2029	90	95,847
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2029	95	101,172
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2029	145	154,420
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2029	95	99,952
Dallas (City of), TX, Series 2024 A, Ctfs. Of Obligations	5.00%	02/15/2029	170	178,861
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2029	80	84,170
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2029	85	89,431
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2029	70	73,649
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2029	65	70,019
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2029	85	90,907
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2031	95	100,883
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2032	130	137,559
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2033	150	158,199
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2034	350	367,860
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	80	81,577
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	100	101,714
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	50	50,738
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

167

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	$180	$189,889
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	175	184,614
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2029	75	77,980
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2029	60	63,288
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	50	53,180
El Paso (City of), TX, Series 2026, Ref. GO Bonds	5.00%	08/15/2029	20	21,225
Fort Worth Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	100	105,543
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	100	103,361
Frisco Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	135	142,252
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	160	161,907
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	205	216,463
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	11/15/2029	100	106,084
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2029	50	53,253
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2029	95	100,903
Harris (County of), TX, Series 2025 A, Ref. GO Bonds	5.00%	09/15/2029	95	101,321
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2029	80	84,971
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Series 2024 A, RB	5.00%	05/15/2029	350	365,367
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist), Series 2026 A, Ref. RB	5.00%	12/01/2029	1,060	1,124,851
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2029	110	116,765
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2026, Ref. RB	5.00%	07/01/2029	65	68,595
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2024, Ref. RB	5.00%	10/01/2029	500	529,993
Harris County Flood Control District, Series 2025 A, GO Bonds	5.00%	09/15/2029	75	79,787
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2029	245	254,739
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2029	65	67,584
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2029	145	152,784
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2031	65	68,035
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2032	85	88,699
Houston (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	55	55,786
Houston (City of), TX, Series 2024 A, Ref. RB	5.00%	11/15/2029	100	106,525
Houston (City of), TX, Series 2025, GO Bonds	5.00%	03/01/2029	90	94,832
Houston Community College System, Series 2020, Ref. GO Bonds	5.00%	02/15/2035	90	93,279
Houston Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	110	116,097
Humble Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	55	57,941
Irving Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	105	110,717
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	90	95,585
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	125	125,716
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2036	105	105,357
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2037	65	64,975
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2038	30	29,642
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	135	143,545
Lower Colorado River Authority, Series 2019, Ref. RB	5.00%	05/15/2033	55	57,350
Lower Colorado River Authority, Series 2019, Ref. RB	5.00%	05/15/2034	55	57,173
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

168

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lower Colorado River Authority, Series 2019, Ref. RB	5.00%	05/15/2035	$65	$67,367
Lower Colorado River Authority, Series 2020, Ref. RB	5.00%	05/15/2033	55	57,350
Lower Colorado River Authority, Series 2020, Ref. RB	5.00%	05/15/2045	65	65,759
Lower Colorado River Authority, Series 2020, Ref. RB	5.00%	05/15/2050	90	90,435
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2029	5	5,277
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, RB	5.00%	05/15/2044	360	364,937
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2029	60	63,324
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2031	100	104,916
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2032	65	67,971
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2036	100	103,417
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2034	65	67,568
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2035	200	207,284
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2029	75	79,155
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2029	65	68,688
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2029	95	100,390
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2029	15	15,831
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2026, Ref. RB	5.00%	05/15/2029	75	79,155
Matagorda County Navigation District No. 1 (Central Power And Light Co.), Series 2001, Ref. RB	2.60%	11/01/2029	370	361,729
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	85	89,690
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2029	145	153,845
North East Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	115	122,402
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2029	70	74,341
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2029	125	132,752
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2036	165	165,355
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2037	185	184,285
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	305	313,075
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2029	135	141,896
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/01/2035	180	180,898
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/01/2037	195	194,246
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/02/2038	25	24,546
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2029	230	242,122
North Texas Tollway Authority, Series 2025 A, Ref. RB	5.00%	01/01/2029	160	168,433
North Texas Tollway Authority, Series 2025, Ref. RB	5.00%	01/01/2029	160	168,173
Northside Independent School District, Series 2026, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	15	15,963
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2029	90	95,583
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2029	20	21,365
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2029	90	95,532
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2029	65	68,959
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2048	215	217,353
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2029	85	89,679
Plano Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	90	95,032
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	55	58,075
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	145	146,697
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	155	164,529
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	165	174,255
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2032	145	148,016
San Antonio (City of), TX, Series 2015 B, Ref. RB	3.00%	02/01/2029	105	104,990
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2044	75	76,267
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2048	65	65,659
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

169

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio (City of), TX, Series 2019 C, Ref. RB	5.00%	05/15/2034	$135	$141,855
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2029	165	175,238
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2031	85	89,700
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2032	130	136,736
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2033	75	78,651
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2029	85	87,039
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2029	100	105,312
San Antonio (City of), TX, Series 2025 B, Ref. RB	5.00%	02/01/2029	25	26,328
San Antonio (City of), TX, Series 2025, GO Bonds	5.00%	02/01/2029	80	84,249
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2029	10	10,549
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2044	120	121,856
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	115	116,322
Spring Branch Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2029	205	216,312
Tarrant (County of), TX Regional Water District, Series 2026, Ref. RB	5.00%	03/01/2029	75	79,157
Tarrant County Cultural Education Facilities Finance Corp., Series 2018, RB	5.00%	07/01/2038	10	10,226
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2026, Ref. RB	5.00%	11/15/2029	180	191,122
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	180	186,893
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2033	70	72,511
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2034	205	211,749
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2035	145	149,342
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2036	100	102,758
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2043	290	294,543
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2048	340	343,649
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2029	360	383,786
Texas (State of) Transportation Commission, Series 2019, RB	5.00%	08/01/2057	25	24,493
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2029	155	163,826
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2031	185	196,830
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2032	75	79,580
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2036	125	125,732
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2038	190	188,557
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2029	100	106,408
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2029	125	133,010
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2029	85	90,750
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	10/15/2029	70	74,735
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2018, RB	5.00%	04/15/2029	90	94,456
Texas (State of) Water Development Board (State Water Implementation Fund), Series 2019, RB	4.00%	10/15/2037	75	75,160
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2029	110	116,573
Texas Private Activity Bond Surface Transportation Corp., Series 2019, Ref. RB	5.00%	12/31/2031	90	94,414
Texas Private Activity Bond Surface Transportation Corp., Series 2019, Ref. RB	5.00%	12/31/2034	200	207,950
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2032	170	177,861
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2033	135	140,865
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	4.00%	12/31/2038	50	48,070
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019, Ref. RB	5.00%	12/31/2035	110	113,958
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019, Ref. RB	5.00%	12/31/2036	125	129,032
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2029	160	168,475
Texas State University Board of Regents, Series 2026 A, Ref. RB	5.00%	03/15/2029	195	205,329
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2033	55	57,319
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2034	90	93,550
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2035	105	108,844
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2038	105	107,872
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2039	30	30,727
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

170

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligations	5.00%	03/01/2032	$110	$114,949
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligations	5.00%	03/01/2037	40	41,215
Travis (County of), TX, Series 2025, GO Bonds	5.00%	03/01/2029	10	10,544
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2029	165	175,095
University of Houston, Series 2026 A, Ref. RB	5.00%	02/15/2029	45	47,406
Webb (County of), TX, Series 2020, Ctfs. Of Obligations	4.00%	02/15/2045	15	13,538
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2033	110	111,459
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2040	50	47,566
				26,821,149
Utah-0.42%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2029	105	111,543
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2029	95	100,920
Salt Lake City (City of), UT, Series 2020, RB	5.00%	02/01/2050	25	25,282
University of Utah (The), Series 2026 A, Ref. RB	5.00%	08/01/2029	100	106,408
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2029	155	164,932
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2029	90	94,802
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2030	130	136,614
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2031	140	146,870
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2032	105	109,949
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGI)(a)	5.25%	06/15/2029	70	73,998
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2029	75	80,384
Utah State Building Ownership Authority, Series 2024, Ref. RB	5.00%	05/15/2029	70	74,126
				1,225,828
Vermont-0.06%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	5.00%	11/01/2049	175	176,550
Virginia-1.04%
Arlington (County of), VA, Series 2016 B, Ref. GO Bonds	2.50%	08/15/2029	25	24,448
Charles City (County of), VA Economic Development Authority (Wate Management, Inc.), Series 2004 A, RB	2.88%	02/01/2029	70	69,108
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2029	145	155,024
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2029	65	67,503
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2029	60	64,148
Fairfax (County of), VA, Series 2026 B, Ref. GO Bonds	5.00%	10/01/2029	20	21,383
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2029	95	100,345
Loudoun (County of), VA Economic Development Authority, Series 2020, Ref. RB	4.00%	12/01/2033	65	66,086
Norfolk (City of), VA, Series 2025 A, Ref. GO Bonds	5.00%	09/01/2029	35	37,346
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2029	135	142,801
Richmond (City of), VA, Series 2026 B, Ref. RB	5.00%	01/15/2029	20	21,105
University of Virginia, Series 2019 B, RB	5.00%	09/01/2049	55	56,296
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2029	120	126,449
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2031	110	115,324
Virginia (Commonwealth of) College Building Authority, Series 2026, RB	5.00%	02/01/2029	35	36,881
Virginia (Commonwealth of) College Building Authority, Series 2026, Ref. RB	5.00%	02/01/2029	40	42,150
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2029	80	84,299
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2029	310	320,024
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2029	90	94,836
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2029	140	147,523
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 A, RB	5.00%	02/01/2029	160	168,598
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

171

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2029	$45	$47,418
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2019 A, RB	4.00%	02/01/2034	95	95,588
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2029	70	73,762
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2029	70	74,526
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2029	120	127,759
Virginia (Commonwealth of) Public Building Authority, Series 2022 A, RB	5.00%	08/01/2029	10	10,647
Virginia (Commonwealth of) Public School Authority, Series 2025 B, Ref. RB	5.00%	08/01/2029	35	37,283
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	11/01/2039	110	105,862
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2036	125	125,165
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2037	110	109,045
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2038	45	44,047
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2029	120	127,364
Virginia Resources Authority Clean Water Revolving Fund, Series 2025, Ref. RB	5.00%	10/01/2029	70	74,861
				3,015,004
Washington-3.24%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2029	210	224,499
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2035	85	88,853
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2037	270	280,386
Energy Northwest (Columbia Generating Station), Series 2019, Ref. RB	5.00%	07/01/2036	250	260,476
Energy Northwest (Columbia Generating Station), Series 2019, Ref. RB	5.00%	07/01/2038	205	212,140
King & Snohomish Counties School District No. 417 Northshore, Series 2019, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2037	10	9,918
King & Snohomish Counties School District No. 417 Northshore, Series 2019, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2038	10	9,862
King (County of), WA, Series 2025 B, Ref. GO Bonds	5.00%	12/01/2029	10	10,705
King County School District No. 210 Federal Way, Series 2019, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2029	145	150,280
King County School District No. 403 Renton, Series 2020, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2038	50	49,403
King County School District No. 411 Issaquah, Series 2026, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2029	15	15,575
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2029	120	124,257
North Thurston Public Schools, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2029	70	74,843
Pierce County School District No. 403 Bethel, Series 2019, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2036	95	98,816
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	02/01/2029	90	94,945
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2029	125	132,613
Snohomish (County of), WA School District No. 201, Series 2020, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2029	130	138,785
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2034	95	99,467
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2035	175	182,622
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2036	215	223,693
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2029	105	108,593
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	110	117,081
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	65	68,830
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

172

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	$95	$99,509
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	130	135,751
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2037	250	260,167
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	245	253,178
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2042	335	343,876
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	140	143,243
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2029	70	73,863
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2031	135	141,819
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2032	145	152,000
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2033	95	99,369
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2034	85	88,726
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2035	95	98,902
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2036	105	109,020
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2037	175	181,209
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2038	100	103,254
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2039	120	123,543
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2032	65	68,654
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2033	200	210,808
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2034	115	120,853
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	160	165,955
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	105	108,159
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	15	15,417
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	135	138,363
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2029	75	79,139
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2029	140	148,592
Washington (State of), Series 2022 R, GO Bonds	4.00%	07/01/2029	195	202,030
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2029	300	318,863
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2029	50	53,218
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2029	85	89,690
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2029	65	69,184
Washington (State of), Series 2026 R, Ref. GO Bonds	5.00%	08/01/2029	5	5,322
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2029	145	154,117
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2029	55	58,035
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2029	230	244,805
Washington (State of), Series R-2025B, Ref. GO Bonds	5.00%	07/01/2029	360	382,635
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	135	143,690
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2029	110	117,081
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2029	80	84,414
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2029	125	131,898
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2029	70	74,506
Washington (State of) (Bid Group 1), Series 2026 R-C, Ref. GO Bonds	5.00%	08/01/2029	80	85,149
Washington (State of) (Bid Group 2), Series R-2022C, Ref. GO Bonds	4.00%	07/01/2029	240	248,652
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2029	290	308,667
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2044	295	297,917
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2029	85	88,193
				9,398,077
West Virginia-0.34%
West Virginia (State of) (Bid Group 1), Series 2019, GO Bonds	5.00%	12/01/2036	90	93,543
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2040	270	277,408
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	06/01/2041	190	195,034
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2041	35	35,934
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	120	122,923
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	06/01/2044	130	132,907
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

173

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-(continued)
West Virginia (State of) Hospital Finance Authority (Charleston Area Medical Center), Series 2019, Ref. RB	5.00%	09/01/2038	$70	$70,771
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2019, Ref. RB	5.00%	09/01/2039	65	65,466
				993,986
Wisconsin-0.70%
Wisconsin (State of), Series 2020 1, Ref. GO Bonds	5.00%	05/01/2029	150	159,058
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2029	135	143,152
Wisconsin (State of), Series 2021 B, GO Bonds	4.00%	05/01/2041	50	47,609
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2029	75	79,529
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2029	125	132,548
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2029	85	90,133
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2029	180	190,869
Wisconsin (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2029	55	58,321
Wisconsin (State of), Series 2026 A, GO Bonds	5.00%	05/01/2029	15	15,906
Wisconsin (State of), Series 2026-1, Ref. GO Bonds	5.00%	05/01/2029	95	100,737
Wisconsin (State of) Department of Transportation, Series 2023 1, Ref. RB	5.00%	07/01/2029	165	175,375
Wisconsin (State of) Department of Transportation, Series 2024 1, Ref. RB	5.00%	07/01/2029	40	42,515
Wisconsin (State of) Department of Transportation, Series 2025, Ref. RB	5.00%	07/01/2029	140	148,803
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2024, RB	5.00%	02/15/2029	35	36,676
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2029	110	116,936
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Corp.), Series 2025, RB	5.00%	10/01/2029	215	228,027
Wisconsin (State of) Public Finance Authority (Wakemed Hospital), Series 2019 A, Ref. RB	5.00%	10/01/2044	275	276,641
				2,042,835
TOTAL INVESTMENTS IN SECURITIES(e)-98.75% (Cost $288,620,444)				286,653,316
OTHER ASSETS LESS LIABILITIES-1.25%				3,626,893
NET ASSETS-100.00%				$290,280,209

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
PCR	-Pollution Control Revenue Bonds
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(e)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.78%
Alabama-1.29%
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2030	$120	$129,768
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2030	220	238,372
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2032	235	252,577
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2033	635	680,414
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2034	370	394,755
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2035	255	270,530
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2036	255	256,022
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2037	375	394,674
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2039	325	338,860
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2040	300	290,846
Alabama Public School and College Authority, Series 2020 A, Ref. RB	4.00%	11/01/2038	45	44,377
Auburn University, Series 2025 B, Ref. RB	5.00%	06/01/2030	10	10,753
Birmingham (City of), AL Special Care Facilities Financing Authority (Children’s Hospital), Series 2025 A, Ref. RB	5.00%	06/01/2030	210	224,436
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2030	105	112,205
				3,638,589
Alaska-0.09%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2030	80	86,503
North Slope (Borough of), AK, Series 2025, GO Bonds	5.00%	06/30/2030	155	167,097
				253,600
Arizona-1.35%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2030	200	216,074
Arizona (State of) Department of Transportation, Series 2026, Ref. RB	5.00%	07/01/2030	10	10,804
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2030	260	279,229
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2030	70	75,668
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2024 D, Ref. RB	5.00%	12/01/2030	75	80,301
Maricopa (County of), AZ Industrial Development Authority (Creighton University), Series 2020, RB	5.00%	07/01/2047	115	115,340
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2030	75	80,603
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2030	130	140,202
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2030	25	24,864
Mesa (City of), AZ, Series 2020, Ref. RB	4.00%	07/01/2034	100	100,973
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2040	250	260,327
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	220	226,904
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2040	55	57,272
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2044	315	324,885
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2035	325	342,692
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2037	420	439,706
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	4.00%	01/01/2039	15	14,649
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2030	125	133,987
Salt River Project Agricultural Improvement & Power District (Arizona Salt River), Series 2019 A, RB	4.00%	01/01/2041	5	4,828
Salt River Project Agricultural Improvement & Power District (Salt River Project Electric System), Series 2019, RB	4.00%	01/01/2040	700	677,699
Salt River Project Agricultural Improvement & Power District (Salt River Project Electric System), Series 2019, RB	5.00%	01/01/2047	70	71,099
Scottsdale Municipal Property Corp., Series 2006, Ref. RB	5.00%	07/01/2030	20	20,979
University of Arizona Board of Regents, Series 2025, Ref. RB	5.00%	07/01/2030	105	113,201
				3,812,286
California-18.30%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2030	45	49,495
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2024 A, RB	5.00%	10/01/2032	350	374,633
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2024 A, RB	5.00%	10/01/2033	220	235,036
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

175

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August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2025 A, RB	5.25%	10/01/2050	$5	$5,157
Bay Area Toll Authority, Series 2025, Ref. RB	5.00%	04/01/2030	75	81,478
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2030	245	266,161
California (State of), Series 2015, Ref. GO Bonds	3.50%	12/01/2030	75	75,001
California (State of), Series 2019, GO Bonds	5.00%	04/01/2030	45	47,477
California (State of), Series 2019, GO Bonds	5.00%	10/01/2030	205	218,035
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	350	376,367
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	40	42,202
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	150	161,102
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	55	59,071
California (State of), Series 2020, GO Bonds	5.00%	03/01/2032	140	149,509
California (State of), Series 2020, GO Bonds	5.00%	11/01/2032	115	123,928
California (State of), Series 2020, GO Bonds	5.00%	11/01/2032	80	86,211
California (State of), Series 2020, GO Bonds	5.00%	03/01/2033	75	79,852
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	275	291,910
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	255	270,680
California (State of), Series 2020, GO Bonds	4.00%	11/01/2034	365	374,311
California (State of), Series 2020, GO Bonds	5.00%	11/01/2034	400	427,728
California (State of), Series 2020, GO Bonds	5.00%	03/01/2035	175	185,182
California (State of), Series 2020, GO Bonds	5.00%	03/01/2035	1,010	1,068,762
California (State of), Series 2020, GO Bonds	4.00%	11/01/2035	125	127,554
California (State of), Series 2020, GO Bonds	5.00%	11/01/2035	110	117,183
California (State of), Series 2020, GO Bonds	4.00%	03/01/2036	1,405	1,427,219
California (State of), Series 2020, GO Bonds	5.00%	03/01/2036	15	15,839
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	190	181,891
California (State of), Series 2020, Ref. GO Bonds(b)(c)	4.00%	03/01/2030	15	15,679
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2030	95	99,227
California (State of), Series 2020, Ref. GO Bonds(b)(c)	4.00%	11/01/2030	5	5,253
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2030	1,080	1,171,074
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	65	69,415
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	450	480,566
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2032	280	301,738
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2033	160	170,351
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2033	65	69,205
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2036	310	314,821
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2037	345	348,976
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2037	190	192,024
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2038	360	362,558
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2038	100	100,508
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2039	105	104,355
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2040	370	364,343
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	95	92,891
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2030	60	64,984
California (State of), Series 2021, GO Bonds	5.00%	10/01/2030	340	368,241
California (State of), Series 2021, GO Bonds(b)(c)	5.00%	12/01/2030	5	5,455
California (State of), Series 2021, GO Bonds	5.00%	12/01/2034	360	385,271
California (State of), Series 2021, GO Bonds	5.00%	12/01/2035	255	271,863
California (State of), Series 2021, GO Bonds	5.00%	12/01/2036	195	207,364
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	85	89,154
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2030	210	227,176
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2030	575	624,213
California (State of), Series 2022, GO Bonds	5.00%	04/01/2030	275	295,717
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2030	55	59,498
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2030	450	487,947
California (State of), Series 2023, GO Bonds	5.00%	10/01/2030	270	292,427
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	245	265,039
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	110	118,997
California (State of), Series 2024, GO Bonds	5.00%	09/01/2030	100	108,179
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

176

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2024, GO Bonds	5.00%	09/01/2030	$150	$162,268
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2030	150	162,077
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2030	30	32,415
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2030	115	124,406
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2030	65	69,811
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2030	65	70,233
California (State of) (Bid Group B), Series 2020, GO Bonds	5.00%	11/01/2036	200	212,535
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2030	135	148,600
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2032	160	175,155
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2034	195	211,817
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2035	385	415,291
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2033	170	185,642
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2030	60	66,044
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2030	95	104,570
California (State of) Department of Water Resources (Central Valley), Series 2025 BG, RB	5.00%	12/01/2030	115	126,585
California (State of) Enterprise Development Authority (Crystal Springs Uplands School), Series 2025, RB	5.00%	06/01/2030	75	80,901
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2032	75	79,764
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2033	65	68,881
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2035	195	196,444
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2037	240	239,730
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2038	370	365,545
California (State of) Health Facilities Financing Authority(City of Hope Obligated Group), Series 2025, Ref. RB	5.00%	11/15/2030	40	43,264
California (State of) Health Facilities Financing Authority(Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2036	15	15,056
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group) (Green Bonds), Series 2020, RB	5.00%	11/01/2030	350	383,699
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2030	55	60,213
California (State of) Infrastructure & Economic Development Bank(Segerstorm Center for The Arts), Series 2023, Ref. RB	5.00%	07/01/2030	480	516,042
California (State of) Public Finance Authority (Sharp Healthcare), Series 2024, Ref. RB	5.00%	08/01/2030	30	32,578
California (State of) Public Works Board, Series 2019 C, RB	5.00%	11/01/2030	95	101,173
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2030	75	81,125
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2030	65	70,309
California (State of) Public Works Board, Series 2023 B, Ref. RB	5.00%	12/01/2030	60	65,210
California (State of) Public Works Board, Series 2023 C, Ref. RB	5.00%	09/01/2030	95	102,882
California (State of) Public Works Board, Series 2024, Ref. RB	5.00%	09/01/2030	5	5,415
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2030	55	59,706
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California), Series 2023, Ref. RB, (INS - Cal-Mortgage)(a)	4.00%	04/01/2043	80	76,909
California State University, Series 2020 C, RB	4.00%	11/01/2051	25	23,237
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2030	30	32,851
Cambrian School District, Series 2022, GO Bonds	4.00%	08/01/2052	25	21,919
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	470	477,692
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	75	77,189
East Bay Municipal Utility District, Series 2024 B, Ref. RB	5.00%	06/01/2030	90	98,256
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2030	90	98,256
East Side Union High School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2030	40	43,546
Eastern Municipal Water District Financing Authority, Series 2020 A, Ref. RB	5.00%	07/01/2036	145	154,869
Eastern Municipal Water District Financing Authority, Series 2020 A, Ref. RB	4.00%	07/01/2038	30	30,376
Inglewood Unified School District, Series 2021 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2046	25	24,127
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

177

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2030	$120	$129,339
Los Angeles (City of), CA, Series 2020 B, Ref. RB	4.00%	05/15/2037	45	45,582
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2030	110	119,473
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2030	90	97,513
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2032	95	102,642
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2033	135	145,463
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2034	225	241,602
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2035	30	30,638
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2036	305	310,252
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2039	170	170,688
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	5.00%	05/15/2044	335	347,613
Los Angeles (City of), CA Department of Airports, Series 2025, Ref. RB	5.00%	05/15/2030	70	75,844
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 B, Ref. RB	4.00%	05/15/2040	190	189,927
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2030	90	96,541
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	440	452,194
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	565	579,031
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2047	55	55,736
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	245	247,974
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2030	85	87,542
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	230	236,704
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	560	574,324
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2045	95	96,481
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	430	432,969
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2033	60	63,614
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2034	365	385,415
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2036	190	198,580
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	640	666,686
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2038	25	25,931
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2039	160	165,064
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	115	118,187
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	400	409,934
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2030	175	187,746
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2030	525	565,211
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2030	20	21,532
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2030	180	193,110
Los Angeles (City of), CA Department of Water & Power, Series 2025 B, Ref. RB	5.00%	07/01/2030	30	32,185
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2030	1,020	1,085,064
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2030	80	87,099
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	06/01/2030	95	103,430
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2035	265	273,003
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2036	305	312,416
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2036	315	335,627
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2037	175	178,362
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2037	430	456,684
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2030	180	195,770
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2032	280	302,531
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	295	317,871
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2034	270	290,001
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2035	200	213,939
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2030	50	54,513
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2030	50	54,720
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	30	28,790
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	175	181,694
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2030	95	103,978
Los Angeles Community College District, Series 2025 F, GO Bonds	5.00%	08/01/2030	60	65,671
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

178

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2030	$385	$421,386
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2030	115	125,869
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2030	140	148,743
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2032	285	305,861
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2033	100	106,917
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2030	40	43,336
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2032	165	171,445
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2033	125	129,159
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2035	60	61,305
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2036	30	30,507
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2037	50	50,585
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2038	145	145,700
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2039	190	189,090
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	150	148,298
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	45	43,235
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2030	55	59,587
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2032	460	493,671
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2033	390	416,975
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2035	105	111,377
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	100	101,691
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2037	25	25,293
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2038	125	125,603
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2039	30	29,856
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2040	20	19,773
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	1,765	1,695,764
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	90	97,506
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2030	225	243,765
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2030	255	276,267
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2030	145	157,093
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)	5.00%	10/01/2030	75	82,078
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2030	90	97,506
Los Angeles Unified School District (Green Bonds), Series 2026 QRR, GO Bonds	5.00%	07/01/2030	5	5,417
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2038	165	175,237
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2039	250	264,087
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	290	305,363
Miracosta Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2045	800	783,555
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2044	115	119,329
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	5	5,106
Mountain View Whisman School District (Santa Clara County, California) (Election of 2020), Series 2022 B, GO Bonds	4.25%	09/01/2045	85	83,363
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2030	115	124,941
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2030	125	132,929
Oxnard Union High School District, Series 2025, GO Bonds	6.00%	02/01/2030	35	38,736
Palo Alto Unified School District (Election of 2018), Series 2025, GO Bonds	5.00%	08/01/2030	15	16,424
Poway Unified School District, Series 2025, Ref. GO Bonds	5.00%	08/01/2030	95	103,830
Sacramento (City of), CA Financing Authority (Westlake and Regency Park), Series 2006, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	195	208,753
Sacramento (City of), CA Municipal Utility District, Series 2020 H, RB	4.00%	08/15/2040	25	24,756
Sacramento (City of), CA Municipal Utility District, Series 2024 N-1, Ref. RB	5.00%	11/15/2030	10	10,995
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2030	100	107,172
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2035	100	107,197
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2036	290	309,607
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2037	265	281,628
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2038	60	63,485
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	4.00%	08/15/2045	35	33,141
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	320	328,310
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2047	120	123,193
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

179

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2030	$65	$71,548
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2041	120	126,323
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	80	83,537
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	300	308,073
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2030	60	66,044
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2030	155	170,007
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	100	96,260
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2030	25	27,295
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	120	123,428
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2030	15	16,312
San Diego (County of), CA Regional Transportation Commission (Green Bonds), Series 2020 A, Ref. RB	4.00%	04/01/2048	30	28,023
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	05/01/2030	50	54,287
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2030	90	97,716
San Diego Community College District, Series 2024, GO Bonds	5.00%	08/01/2030	75	82,147
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2036	95	97,326
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2030	120	130,831
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2030	155	168,511
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2030	85	92,409
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2030	55	58,384
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2020, Ref. RB	4.00%	05/01/2038	160	161,015
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2020-B, Ref. RB	4.00%	05/01/2037	125	126,537
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2030	150	164,007
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2030	15	16,401
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2045	80	83,317
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	280	288,155
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2030	75	81,896
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2030	85	83,740
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2030	75	81,795
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, Ref. GO Bonds	5.00%	08/01/2030	10	10,906
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2039	65	68,000
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2041	170	176,525
San Rafael City High School District, Series 2022 A, GO Bonds	5.25%	08/01/2052	100	103,721
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2030	55	60,241
Santa Clara Unified School District (Election of 2018), Series 2025, GO Bonds	4.00%	07/01/2030	5	5,268
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2030	65	70,707
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2033	85	92,081
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2034	225	244,248
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2035	55	59,012
Southern California Public Power Authority (Mangolia Power), Series 2020 A-1, Ref. RB	5.00%	07/01/2036	150	157,604
Southern California Public Power Authority (Windy) (Green Bonds), Series 2023 B, Ref. RB	5.00%	07/01/2030	100	107,471
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	70	67,443
Turlock (City of), CA Irrigation District, Series 2019, Ref. RB	5.00%	01/01/2044	85	87,363
Turlock (City of), CA Irrigation District, Series 2020, Ref. RB	5.00%	01/01/2041	400	413,370
Union Sanitary District Financing Authority, Series 2025 A, RB	5.00%	03/15/2030	245	265,305
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2032	220	236,249
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2033	220	236,008
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2034	140	149,821
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2035	115	122,573
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2036	110	116,746
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2037	80	81,090
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2038	390	410,608
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2039	220	230,737
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

180

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2040	$180	$176,946
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2041	125	130,093
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2042	75	77,930
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	385	399,000
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2030	90	97,216
University of California, Series 2025 CD, RB	5.00%	05/15/2030	770	831,735
University of California, Series 2025, RB	5.00%	05/15/2030	10	10,802
University of California, Series 2025, Ref. RB	5.00%	05/15/2030	20	21,603
				51,804,067
Colorado-2.33%
Arapahoe County School District No. 5 Cherry Creek, Series 2021, GO Bonds	5.00%	12/15/2038	155	163,150
Arapahoe County School District No. 5 Cherry Creek, Series 2021, GO Bonds	5.00%	12/15/2039	125	130,920
Board of Water Commissioners City & County of Denver (The), Series 2020 A, RB	5.00%	09/15/2046	50	51,490
Boulder Valley School District No Re-2 Boulder, Series 2026 B, Ref. GO Bonds	5.00%	12/01/2030	55	59,845
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2030	95	103,026
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2032	160	171,796
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2033	110	117,614
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2034	235	237,743
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2035	100	99,979
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2037	115	113,965
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2038	120	117,937
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2039	245	237,494
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2030	190	206,052
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2030	80	86,914
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2030	100	104,823
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019, Ref. RB	5.00%	08/01/2030	120	125,788
Colorado (State of) Health Facilities Authority (Parkview Medical Center), Series 2020 A, RB(b)(c)	4.00%	09/01/2030	160	166,644
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2030	80	84,217
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2030	110	117,365
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2032	285	301,229
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2035	20	20,008
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2036	70	69,403
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	70	68,689
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2038	115	111,581
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 B, Ref. RB	4.00%	01/01/2040	305	287,878
Colorado Springs (City of), CO, Series 2020 C, RB	5.00%	11/15/2050	250	253,146
Colorado Springs (City of), CO, Series 2022 A, Ref. RB	5.00%	11/15/2030	115	124,859
Colorado Springs (City of), CO, Series 2025 B, Ref. RB	5.00%	11/15/2030	55	59,715
Denver (City & County of), CO, Series 2020 A, GO Bonds	5.00%	08/01/2033	320	342,291
Denver (City & County of), CO, Series 2020 A-1, Ref. RB	5.00%	11/15/2032	70	75,301
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2030	220	238,479
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2030	85	92,042
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2030	20	21,607
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2030	60	65,060
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2032	55	59,301
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2033	250	268,656
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2034	230	246,073
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2037	65	65,159
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2038	90	94,531
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2039	80	83,611
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2040	100	97,524
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	55	58,227
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2036	75	78,701
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2032	170	174,349
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2033	165	168,322
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2034	60	60,700
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2035	70	69,985
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

181

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2036	$55	$54,954
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2037	75	74,930
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2039	20	19,666
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2040	55	53,449
University of Colorado, Series 2024 A, Ref. RB	5.00%	10/01/2030	145	156,869
University of Colorado, Series 2025 B, Ref. RB	5.00%	06/01/2030	80	86,147
				6,599,204
Connecticut-2.54%
California (State of), Series 2026 B, Ref. GO Bonds	5.00%	09/15/2030	15	16,242
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2030	65	68,638
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2030	130	139,388
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2032	205	218,243
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2033	50	50,990
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2034	180	182,900
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2035	100	101,317
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2036	50	50,430
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2037	50	50,217
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2038	45	44,964
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	10	10,336
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2034	185	196,228
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2038	390	407,328
Connecticut (State of), Series 2020 A, RB	4.00%	05/01/2039	125	122,822
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2030	105	109,205
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2032	65	66,700
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2033	425	433,945
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2035	75	75,977
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2036	10	10,082
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2038	40	39,861
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2039	65	63,794
Connecticut (State of), Series 2020, RB	5.00%	05/01/2030	390	420,032
Connecticut (State of), Series 2020, RB	5.00%	05/01/2032	265	283,272
Connecticut (State of), Series 2020, RB	5.00%	05/01/2033	280	298,194
Connecticut (State of), Series 2020, RB	4.00%	05/01/2036	25	25,210
Connecticut (State of), Series 2020, RB	5.00%	05/01/2037	155	162,560
Connecticut (State of), Series 2020, RB	5.00%	05/01/2040	120	124,262
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2030	165	171,204
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2030	140	150,781
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2030	285	309,150
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2030	25	25,940
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2030	70	75,573
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2030	270	292,348
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2030	105	113,959
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2030	110	119,385
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2030	90	97,165
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2030	55	59,450
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2030	250	269,903
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2030	105	112,583
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2030	150	161,942
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2030	115	124,155
Connecticut (State of), Series 2024 E, Ref. GO Bonds	5.00%	09/01/2030	180	194,793
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2030	140	151,945
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2030	15	16,125
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2030	205	222,631
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2030	65	70,297
Connecticut (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/15/2030	55	59,482
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2030	140	145,607
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2030	100	108,021
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

182

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Social Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2030	$40	$42,974
Connecticut (State of) (Transportation Infrastructure), Series 2020, RB	5.00%	05/01/2035	75	79,289
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB	5.00%	07/01/2030	5	5,398
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2020 A, RB	4.00%	07/01/2038	100	98,861
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2020 A, RB	4.00%	07/01/2039	25	24,387
New Haven (City of), CT, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2030	100	107,130
				7,183,615
Delaware-0.52%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2030	75	80,566
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2032	150	155,180
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2033	20	20,605
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	275	296,874
Delaware (State of), Series 2025, GO Bonds	5.00%	05/01/2030	25	26,989
Delaware (State of) Economic Development Authority (ACTS Retirement-Life Community), Series 2023, RB	5.00%	11/15/2043	35	35,464
Delaware (State of) Economic Development Authority (ACTS Retirement-Life Community), Series 2023, RB	5.25%	11/15/2053	80	80,307
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2030	285	307,905
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2032	95	101,698
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2033	69	73,554
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2032	105	112,490
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2033	70	74,709
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2034	55	58,396
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2035	15	15,862
University of Delaware, Series 2025 A, Ref. RB	5.00%	11/01/2030	30	32,505
				1,473,104
District of Columbia-1.91%
District of Columbia, Series 2019 A, RB	5.00%	03/01/2030	65	69,209
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2030	20	21,289
District of Columbia, Series 2020 A, RB	5.00%	03/01/2030	110	118,142
District of Columbia, Series 2020 A, RB	5.00%	03/01/2032	200	213,241
District of Columbia, Series 2020 A, RB	5.00%	03/01/2033	125	132,831
District of Columbia, Series 2020 A, RB	5.00%	03/01/2034	250	264,862
District of Columbia, Series 2020 A, RB	5.00%	03/01/2035	85	89,686
District of Columbia, Series 2020 A, RB	5.00%	03/01/2036	195	204,978
District of Columbia, Series 2020 A, RB	5.00%	03/01/2037	170	177,953
District of Columbia, Series 2020 A, RB	5.00%	03/01/2038	290	302,354
District of Columbia, Series 2020 A, RB	5.00%	03/01/2039	140	145,357
District of Columbia, Series 2020 A, RB	5.00%	03/01/2040	120	124,164
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2030	120	129,871
District of Columbia, Series 2020 C, RB	5.00%	05/01/2033	125	133,122
District of Columbia, Series 2020 C, RB	5.00%	05/01/2034	65	68,991
District of Columbia, Series 2020 C, RB	5.00%	05/01/2035	220	232,504
District of Columbia, Series 2020 C, RB	5.00%	05/01/2036	75	78,956
District of Columbia, Series 2020 C, RB	5.00%	05/01/2037	60	62,884
District of Columbia, Series 2020 C, RB	4.00%	05/01/2038	65	64,033
District of Columbia, Series 2020 C, RB	4.00%	05/01/2039	5	4,860
District of Columbia, Series 2020 C, RB	4.00%	05/01/2040	105	99,540
District of Columbia, Series 2020 C, RB	5.00%	05/01/2045	80	82,039
District of Columbia, Series 2020, RB	5.00%	12/01/2030	160	170,181
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2030	120	130,170
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2030	20	21,411
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2030	145	156,194
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2030	110	118,772
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2030	130	140,694
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

183

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2030	$85	$92,204
District of Columbia Water & Sewer Authority, Series 2026 A, Ref. RB	5.00%	10/01/2030	50	54,113
District of Columbia Water & Sewer Authority, Series 2026, Ref. RB	5.00%	10/01/2030	35	37,879
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2030	45	48,370
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2032	85	90,456
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2033	80	84,689
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2034	60	63,253
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2035	100	104,967
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2036	70	73,209
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2037	530	552,212
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2038	40	41,522
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2039	110	113,767
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	405	412,154
Washington Metropolitan Area Transit Authority, Series 2020, RB	4.00%	07/15/2040	70	67,447
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2030	15	16,123
				5,410,653
Florida-3.30%
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2030	160	171,353
Broward (County of), FL, Series 2025, Ref. RB	5.00%	10/01/2030	20	21,677
Broward (County of), FL School District, Series 2020 A, COP	5.00%	07/01/2030	170	181,999
Broward (County of), FL School District, Series 2020 A, COP	5.00%	07/01/2032	215	228,503
Broward (County of), FL School District, Series 2020 A, COP	5.00%	07/01/2033	190	201,129
Broward (County of), FL School District, Series 2020 A, COP	5.00%	07/01/2034	245	258,117
Broward (County of), FL School District, Series 2025 A, Ref. COP, (INS - AGI)(a)	5.00%	07/01/2030	15	16,064
Capital Trust Authority (UF Health), Series 2025 A, Ref. RB	5.00%	12/01/2030	20	21,307
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2030	90	96,724
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2030	220	237,348
Central Florida Expressway Authority, Series 2024 B, RB, (INS - AGI)(a)	5.00%	07/01/2030	65	70,126
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2030	250	268,114
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2032	205	218,078
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2033	180	190,610
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2034	265	279,285
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2035	220	230,705
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB	5.00%	08/15/2037	225	228,381
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2030	282	304,398
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2030	80	86,354
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2030	135	145,722
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2030	70	75,560
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds	3.00%	06/01/2030	60	59,813
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	115	124,242
Florida (State of) Municipal Power Agency (All-Requirements Power Supply), Series 2025, Ref. RB	5.00%	10/01/2030	45	48,217
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2030	35	37,739
JEA Electric System, Series 2020 3A, Ref. RB	4.00%	10/01/2037	65	63,863
JEA Electric System, Series 2020 3A, Ref. RB	4.00%	10/01/2038	20	19,506
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2034	90	94,727
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2035	115	120,523
JEA Electric System, Third Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2030	110	118,740
JEA Water & Sewer System, Series 2020 A, Ref. RB	4.00%	10/01/2035	10	10,049
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.00%	10/01/2030	20	21,742
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2030	215	229,620
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	3.00%	07/01/2030	90	88,759
Miami-Dade (County of), FL, Series 2016, GO Bonds	4.00%	07/01/2036	130	130,123
Miami-Dade (County of), FL, Series 2016, GO Bonds	4.00%	07/01/2037	90	89,379
Miami-Dade (County of), FL, Series 2016, GO Bonds	4.00%	07/01/2038	10	9,846
Miami-Dade (County of), FL, Series 2016, GO Bonds	4.00%	07/01/2039	20	19,452
Miami-Dade (County of), FL, Series 2020 A, RB	5.00%	07/01/2043	145	148,769
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

184

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2032	$170	$182,049
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2033	80	85,424
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2034	70	70,581
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2035	5	4,982
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2036	20	19,733
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2037	10	9,772
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2038	70	67,816
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2039	20	19,132
Miami-Dade (County of), FL, Series 2020 C, RB	4.00%	04/01/2035	35	35,184
Miami-Dade (County of), FL, Series 2020 C, RB	4.00%	04/01/2036	270	270,519
Miami-Dade (County of), FL, Series 2020 C, RB	4.00%	04/01/2037	115	114,438
Miami-Dade (County of), FL, Series 2020 C, RB	4.00%	04/01/2038	60	59,178
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2030	255	275,874
Miami-Dade (County of), FL, Series 2024 B, RB	5.00%	10/01/2030	85	91,958
Miami-Dade (County of), FL, Series 2025 B, Ref. RB	5.00%	10/01/2030	110	119,004
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2030	10	10,630
North Miami Beach (City of), FL, Series 2020 A, RB	5.00%	08/01/2049	360	363,905
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2030	90	97,115
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2033	160	170,421
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2034	270	286,258
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2030	95	102,138
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGI)(a)	5.00%	08/01/2033	285	302,591
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGI)(a)	5.00%	08/01/2034	170	179,533
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGI)(a)	5.00%	08/01/2035	120	126,224
Sarasota (County of), FL, Series 2020 A, RB	5.00%	10/01/2045	55	56,040
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2026, Ref. RB	5.00%	07/01/2030	35	37,405
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2046	225	231,657
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2050	110	112,227
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	720	720,403
Tampa Bay (City of), FL Water, Series 2025, Ref. RB	5.00%	10/01/2030	10	10,811
Tohopekaliga Water Authority, Series 2026 A, RB	5.00%	10/01/2030	125	135,030
				9,334,695
Georgia-1.86%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(a)	5.75%	11/01/2030	120	133,932
Atlanta (City of), GA, Series 2020 A, Ref. RB	5.00%	07/01/2030	105	113,161
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2030	145	157,465
Atlanta (City of), GA (Green Bonds), Series 2026, Ref. RB	5.00%	11/01/2030	10	10,860
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds(b)	5.00%	12/01/2030	25	27,119
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	15	15,043
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2030	60	64,935
Douglas (County of), GA School District, Series 2025, GO Bonds	5.00%	04/01/2030	65	69,966
Forsyth (County of), GA, Series 2025, GO Bonds	5.00%	03/01/2030	25	26,920
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	5.00%	02/15/2032	160	169,499
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	5.00%	02/15/2033	160	168,980
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2024, RB	5.00%	10/15/2030	365	391,414
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2030	80	86,611
Georgia (State of), Series 2023 A, GO Bonds	5.00%	07/01/2030	15	16,240
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2030	85	88,476
Georgia (State of) (Bid Group 2), Series 2020 A, GO Bonds	4.00%	08/01/2034	70	71,944
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	220	238,478
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	125	134,494
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	4.00%	08/01/2035	105	107,370
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

185

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	$40	$43,306
Georgia (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2033	145	155,590
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2030	215	232,768
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2030	85	90,237
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2030	100	108,037
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2030	105	113,106
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2032	150	160,466
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2030	115	123,586
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2030	60	62,553
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2030	85	91,928
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2030	190	204,868
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2032	115	123,159
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2033	410	437,901
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2034	110	116,920
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2035	310	311,831
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2036	525	525,915
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2037	50	49,692
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2038	40	39,316
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2039	25	24,452
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2040	25	24,276
Richmond (County of), GA Board of Education, Series 2025, GO Bonds	5.00%	10/01/2030	115	124,644
				5,257,458
Hawaii-0.75%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2030	95	99,866
Hawaii (State of), Series 2020 D, Ref. RB	4.00%	07/01/2038	40	39,878
Hawaii (State of), Series 2020 D, Ref. RB	4.00%	07/01/2039	25	24,585
Hawaii (State of) Airports System, Series 2020 C, RB	5.00%	07/01/2050	125	126,912
Hawaii (State of) Airports System, Series 2020 D, Ref. RB	5.00%	07/01/2030	500	538,296
Hawaii (State of) Airports System, Series 2020 D, Ref. RB	5.00%	07/01/2032	100	106,759
Hawaii (State of) Airports System, Series 2020 D, Ref. RB	5.00%	07/01/2033	85	90,499
Hawaii (State of) Airports System, Series 2020 D, Ref. RB	5.00%	07/01/2034	145	153,806
Hawaii (State of) Airports System, Series 2020 D, Ref. RB	4.00%	07/01/2035	110	111,286
Hawaii (State of) Airports System, Series 2020 D, Ref. RB	4.00%	07/01/2037	110	110,349
Honolulu (City & County of), HI, Series 2025 D, Ref. GO Bonds	5.00%	07/01/2030	25	26,972
Honolulu (City & County of), HI, Series 2025 F, Ref. GO Bonds	5.00%	07/01/2030	50	53,943
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2030	305	326,837
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2030	190	203,603
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2030	100	107,160
				2,120,751
Idaho-0.21%
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2030	360	388,593
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2030	190	205,090
				593,683
Illinois-4.46%
Chicago (City of), IL, Series 2001, Ref. RB, (INS - AMBAC)(a)	5.75%	11/01/2030	35	36,737
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2030	185	190,314
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2030	375	400,231
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	5.00%	01/01/2034	280	294,964
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2035	405	405,503
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	5.00%	01/01/2035	335	351,112
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2036	115	114,137
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2037	60	58,778
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2037	75	74,714
Chicago (City of), IL (O’Hare International Airport), Series 2020 B, Ref. RB	5.00%	01/01/2032	60	63,586
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2030	230	245,249
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2030	80	86,447
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

186

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL O’Hare International Airport, Series 2020 A, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2036	$30	$30,067
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2032	95	101,434
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2033	450	479,156
Cook (County of), IL, Series 2021 A, Ref. RB	5.00%	11/15/2038	90	93,371
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2030	305	325,540
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2032	60	60,479
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2033	30	30,139
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2034	70	70,057
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2035	25	24,849
Illinois (State of), Series 2020 C, GO Bonds	4.13%	10/01/2036	90	89,205
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2037	25	24,086
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2030	5	5,235
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	595	622,477
Illinois (State of), Series 2020, GO Bonds	5.75%	05/01/2045	520	540,753
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2030	60	63,699
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2030	210	224,458
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2030	75	79,624
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2030	110	116,781
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2030	230	244,571
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2030	250	267,212
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2030	70	74,434
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2030	405	431,321
Illinois (State of), Series 2024 A, RB	5.00%	06/15/2030	150	159,956
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2030	250	265,838
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2030	290	307,655
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2030	85	90,642
Illinois (State of), Series 2025 B, GO Bonds	5.00%	09/01/2030	200	213,314
Illinois (State of), Series 2026 C, GO Bonds	5.00%	04/01/2030	5	5,313
Illinois (State of) Finance Authority ((Rush Univeristy System for Health)), Series 2025 A, Ref. RB	5.00%	11/15/2030	240	253,209
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008 A, Ref. RB	5.00%	11/01/2030	120	123,334
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008, Ref. RB	4.00%	11/01/2030	100	101,381
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008, Ref. RB	4.00%	11/01/2030	20	20,277
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2030	160	172,496
Illinois (State of) Finance Authority (Green Bonds), Series 2025 B, RB	5.00%	07/01/2030	60	64,686
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2033	250	264,300
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2034	250	262,869
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	5.00%	08/15/2035	445	465,370
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2037	150	144,894
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024 B, Ref. RB	5.00%	04/01/2030	100	106,793
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2025, Ref. RB	5.00%	04/01/2030	85	90,774
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2042	375	380,390
Illinois (State of) Regional Transportation Authority, Series 2000, RB, (INS - NATL)(a)	6.50%	07/01/2030	30	32,333
Illinois (State of) Sports Facilities Authority (The), Series 2019, Ref. RB, (INS - BAM)(a)	5.00%	06/15/2030	115	120,195
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2030	225	235,935
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	140	149,420
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2030	480	512,296
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2030	40	42,691
Rosemont (Village of), IL, Series 2020 A, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2042	100	101,878
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2030	260	276,216
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2036	100	104,142
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2038	35	33,636
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2037	80	83,242
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2030	300	318,711
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2037	225	233,403
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2038	150	154,295
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

187

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Sales Tax Securitization Corp. (Social Bonds), Series 2023, Ref. RB	5.00%	01/01/2044	$90	$90,936
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2030	105	111,796
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2030	200	213,586
				12,628,922
Indiana-0.48%
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2030	260	281,283
Indiana (State of) Finance Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/01/2030	280	300,241
Indiana (State of) Finance Authority (Green Bonds), Series 2022 B, RB	5.25%	10/01/2047	90	92,355
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.25%	10/01/2052	105	106,808
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2010 B, RB	2.50%	11/01/2030	25	23,903
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2012 A, RB	4.25%	11/01/2030	65	66,482
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2012 B, RB	3.00%	11/01/2030	295	287,710
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2030	165	176,094
Indiana (State of) Municipal Power Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2030	35	37,413
				1,372,289
Iowa-0.33%
Coralville (City of), IA, Series 2022 C, Ref. RB	5.00%	05/01/2042	390	373,713
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2030	155	163,642
Iowa (State of) Finance Authority (Green Bonds), Series 2020 A, RB	5.00%	08/01/2038	205	215,291
Iowa (State of) Finance Authority (Green Bonds), Series 2020 A, RB	5.00%	08/01/2044	120	123,949
Iowa (State of) Finance Authority (Green Bonds), Series 2020 A, RB	5.00%	08/01/2049	50	50,971
				927,566
Kansas-0.12%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2030	125	135,175
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2030	180	194,651
				329,826
Kentucky-0.30%
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2030	75	80,957
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2030	220	237,216
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2030	180	192,797
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2030	75	80,781
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2024, Ref. RB	5.00%	07/01/2030	115	123,895
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	130	130,636
				846,282
Louisiana-0.91%
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2030	135	142,151
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2035	65	68,221
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2036	160	167,300
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2037	30	31,253
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2039	110	113,790
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2040	70	72,152
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2030	150	160,844
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2030	105	113,547
Louisiana (State of), Series 2025 A, Ref. GO Bonds	5.00%	05/01/2030	45	48,433
Louisiana (State of), Series 2026 B, Ref. GO Bonds	6.00%	09/01/2030	50	55,788
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2030	170	183,170
Louisiana (State of) Gasoline & Fuels, Series 2025 B, RB	5.00%	05/01/2030	25	26,907
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Entergy Louisiana LLC), Series 2021, Ref. RB	2.00%	06/01/2030	390	365,798
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.00%	05/15/2030	115	121,949
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2020, Ref. RB	5.00%	04/01/2045	675	689,198
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	155	152,934
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

188

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2050	$50	$48,051
New Orleans (Port of), LA Board of Commissioners, Series 2020 D, RB	5.00%	04/01/2050	20	20,076
				2,581,562
Maine-0.01%
Maine (State of) Turnpike Authority, Series 2020, RB	5.00%	07/01/2050	15	15,175
Maryland-2.10%
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	100	100,830
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2035	20	20,334
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2036	135	136,337
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2037	50	50,217
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2038	15	15,004
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2030	145	152,978
Maryland (State of), Series 2015 A, GO Bonds	3.00%	03/01/2030	50	49,677
Maryland (State of), Series 2015 A, GO Bonds	3.25%	08/01/2030	60	59,925
Maryland (State of), Series 2020 A, GO Bonds	4.00%	03/15/2034	105	107,097
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2030	235	254,102
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2032	320	343,690
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2033	165	176,736
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2030	300	323,605
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2030	65	70,114
Maryland (State of) (Bidding Group 1), First Series 2024 A, GO Bonds	5.00%	06/01/2030	260	280,458
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2030	155	167,600
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2030	195	209,688
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2030	175	188,074
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2030	10	10,753
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2030	140	148,631
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2032	155	165,617
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2033	305	325,010
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2034	215	229,391
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	4.00%	03/15/2035	20	20,321
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2035	185	196,537
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2030	275	297,842
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2032	85	91,362
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2033	240	257,221
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2034	95	101,389
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2035	100	106,250
Maryland (State of) Department of Transportation, Series 2021 A, RB	4.00%	10/01/2030	125	128,835
Maryland (State of) Department of Transportation, Series 2025 C, Ref. RB	5.00%	11/01/2030	100	108,433
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2030	80	86,278
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2030	140	150,987
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2032	40	42,853
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2033	65	69,447
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2034	65	69,189
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2030	60	64,709
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, Series 2015, RB	3.00%	03/01/2030	35	34,391
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2030	65	67,839
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2030	115	120,209
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2030	25	27,171
Montgomery (County of), MD (Consolidated Public Improvement), Series 2021 A, Ref. GO Bonds	5.00%	08/01/2030	100	108,167
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2030	75	79,566
Prince George’s (County of), MD, Series 2021 A, GO Bonds	5.00%	07/01/2030	25	27,028
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2030	95	102,707
				5,944,599
Massachusetts-4.18%
Cambridge (City of), MA, Series 2026, Ref. GO Bonds	5.00%	02/15/2030	5	5,413
Massachusetts (Commonwealth of), Series 2004 A, Ref. GO Bonds, (INS - AMBAC)(a)	5.50%	08/01/2030	485	526,348
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

189

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2005, Ref. RB(b)	5.50%	01/01/2030	$75	$80,982
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2030	150	162,453
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2030	115	124,859
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2030	100	105,192
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2030	200	216,054
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2030	125	132,997
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	4.00%	03/01/2032	140	143,992
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	4.00%	03/01/2033	70	71,823
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2032	150	161,261
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2033	80	85,773
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2034	80	85,453
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2030	500	541,510
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2036	260	275,459
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2037	125	131,855
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2038	145	152,296
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2040	480	499,683
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2041	85	88,206
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2045	690	710,785
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2048	465	474,419
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2034	105	107,268
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2035	340	345,757
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2036	140	141,474
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2037	145	145,267
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2040	50	47,707
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2041	40	37,822
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2030	270	293,877
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2032	105	113,408
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2033	245	263,812
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	470	485,289
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	655	667,059
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2030	105	114,002
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2030	280	304,006
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2030	5	5,380
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2030	15	16,306
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2030	75	81,020
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2030	315	339,406
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2030	15	16,204
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2030	80	87,075
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2030	30	32,693
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2030	10	10,844
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2030	65	70,835
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2021, RB	5.00%	06/01/2046	10	10,237
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2021 B, RB	5.00%	06/01/2043	500	515,743
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2021 A, RB	5.00%	06/01/2051	35	35,452
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2004 B, Ref. RB	5.25%	07/01/2030	70	74,246
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2030	45	48,685
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2030	120	131,368
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2030	5	5,457
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2007 A-1, Ref. RB	5.25%	07/01/2030	205	223,717
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2030	40	43,275
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2033	55	58,969
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2034	120	128,135
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2030	60	64,913
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2030	30	32,456
Massachusetts (Commonwealth of) Development Finance Agency, Series 2020 A, Ref. RB	5.00%	10/15/2030	30	32,534
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 B, RB	5.00%	02/15/2030	20	21,479
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

190

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health), Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2030	$410	$441,094
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2037	100	103,881
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College), Series 2000, RB	5.50%	06/01/2030	40	43,250
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2004 M, RB	5.25%	07/01/2030	150	164,096
Massachusetts (Commonwealth of) School Building Authority, Series 2020 A, RB	5.00%	08/15/2032	40	43,077
Massachusetts (Commonwealth of) School Building Authority, Series 2020 A, RB	5.00%	08/15/2039	55	57,536
Massachusetts (Commonwealth of) School Building Authority, Series 2020 A, RB	4.00%	08/15/2040	60	58,603
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2030	95	102,284
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2045	250	257,761
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2050	130	131,770
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2030	175	184,045
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2030	95	103,893
University of Massachusetts Building Authority, Series 2022-1, RB	5.00%	11/01/2052	200	202,384
				11,823,664
Michigan-1.43%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	05/01/2030	360	389,792
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2030	215	230,982
Great Lakes Water Authority, Series 2025 A, RB	5.00%	07/01/2030	15	16,115
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2032	335	360,723
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2033	170	182,395
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2038	500	497,622
Michigan (State of), Series 2020, RB	5.00%	11/15/2030	240	260,477
Michigan (State of), Series 2020, RB	5.00%	11/15/2034	60	64,094
Michigan (State of), Series 2020, RB	5.00%	11/15/2035	65	69,127
Michigan (State of), Series 2020, RB	5.00%	11/15/2036	125	132,362
Michigan (State of), Series 2020, RB	4.00%	11/15/2037	150	150,273
Michigan (State of), Series 2020, RB	4.00%	11/15/2039	100	98,132
Michigan (State of), Series 2020, RB	4.00%	11/15/2040	70	67,708
Michigan (State of), Series 2020, RB	5.00%	11/15/2045	35	35,950
Michigan (State of), Series 2023, RB	5.00%	11/15/2030	365	396,141
Michigan (State of) Building Authority (Facilities Program), Series 2020 I, Ref. RB	5.00%	10/15/2030	165	178,068
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.00%	04/15/2030	155	166,161
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2030	255	272,546
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 2010, Ref. RB(b)(c)	5.00%	05/15/2030	65	69,747
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	180	182,115
University of Michigan, Series 2020 A, Ref. RB	5.00%	04/01/2050	90	91,544
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2045	40	40,925
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	95	96,024
				4,049,023
Minnesota-0.97%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2030	20	21,352
Minnesota (State of), Series 2017 D, Ref. GO Bonds	3.00%	10/01/2030	15	14,905
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2030	100	106,227
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2030	115	124,392
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2032	70	75,240
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2033	55	58,936
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2034	60	64,039
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2035	60	63,785
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2036	85	89,968
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	55	57,679
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2039	65	67,837
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	140	145,547
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

191

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2030	$295	$319,477
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2030	60	64,978
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2030	150	160,895
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2030	220	237,968
Minnesota (State of), Series 2023, COP	5.00%	11/01/2030	130	140,591
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2030	145	156,843
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2030	15	16,225
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2030	100	108,167
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2030	90	97,351
Minnesota (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2030	55	59,492
Minnesota (State of), Series 2025 E, Ref. GO Bonds	5.00%	08/01/2030	30	32,450
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2030	145	155,883
Minnesota (State of) Public Facilities Authority, Series 2023 B, Ref. RB	5.00%	03/01/2030	285	306,390
South Washington County Independent School District No. 833, Series 2026 A, Ref. GO Bonds, (CEP - Minnesota School District)	5.00%	02/01/2030	10	10,703
				2,757,320
Mississippi-0.09%
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2034	115	117,326
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2035	50	50,678
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2036	30	30,129
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2037	65	64,838
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2030	5	5,323
				268,294
Missouri-0.75%
Curators of the University of Missouri (The), Series 2020 B, RB	5.00%	11/01/2030	695	754,177
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2030	100	108,515
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2030	110	112,906
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2023 A, RB	5.00%	05/01/2030	115	122,779
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2030	255	271,319
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2030	115	123,897
Missouri (State of) Highway & Transportation Commission (State Appropriations Mega), Series 2025, RB	5.00%	05/01/2030	200	215,473
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2030	10	10,785
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2030	75	81,010
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2030	250	273,368
St. Louis Municipal Finance Corp., Series 2020, RB, (INS - AGI)(a)	5.00%	10/01/2049	55	55,462
				2,129,691
Montana-0.04%
Montana (State of) Facility Finance Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2036	90	89,301
Montana (State of) Facility Finance Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2038	30	29,108
Montana (State of) Facility Finance Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	10	9,813
				128,222
Nebraska-0.32%
Lincoln (City of), NE, Series 2026, RB	5.00%	09/01/2030	40	43,240
Metropolitan Utilities District of Omaha Water, Series 2026, Ref. RB	5.00%	12/01/2030	70	75,903
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2030	75	78,851
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	650	667,107
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2030	30	31,999
				897,100
Nevada-0.43%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2030	155	167,047
Clark (County of), NV, Series 2022 A, Ref. GO Bonds	4.00%	06/01/2030	85	88,373
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2030	90	95,217
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2030	105	111,086
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

192

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2030	$140	$148,115
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2030	25	26,934
Clark County School District, Series 2020 A, GO Bonds, (INS - AGI)(a)	4.00%	06/15/2040	110	104,338
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2030	55	58,910
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2030	25	26,777
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2030	250	269,486
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	100	107,701
				1,203,984
New Jersey-1.82%
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2030	580	603,019
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2030	565	530,652
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	3.38%	07/01/2030	200	197,174
New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds), Series 2020 A, RB	5.00%	11/01/2030	160	169,753
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024 A, RB	5.00%	03/01/2030	235	252,556
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2030	175	187,651
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2035	5	5,026
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2035	270	285,502
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2036	35	35,011
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2036	175	184,213
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2037	45	44,394
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2037	135	141,426
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2038	50	48,721
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2039	10	9,562
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2039	115	119,246
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2040	5	4,750
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2040	55	56,752
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	785	800,015
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2030	265	284,157
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2030	195	209,096
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2030	150	160,843
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2030	230	246,627
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2030	25	26,805
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(a)	5.25%	01/01/2030	35	37,840
New Jersey (State of) Turnpike Authority, Series 2022 C, Ref. RB	5.00%	01/01/2030	105	112,237
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2030	255	272,576
South Jersey Transportation Authority, Series 2020 A, RB	5.00%	11/01/2045	10	10,164
South Jersey Transportation Authority, Series 2020 A, RB, (INS - BAM)(a)	5.00%	11/01/2041	100	103,021
				5,138,789
New Mexico-0.75%
Los Ranchos de Albuquerque (Village of), NM (Albuquerque Academy), Series 2020, Ref. RB	4.00%	09/01/2040	20	18,523
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2030	120	128,799
New Mexico (State of) (Capital), Series 2025, GO Bonds	5.00%	03/01/2032	75	80,124
New Mexico (State of) (Capital), Series 2025, GO Bonds	5.00%	03/01/2033	15	15,989
New Mexico (State of) (Capital), Series 2025, GO Bonds	5.00%	03/01/2034	15	15,948
New Mexico (State of) (Capital), Series 2025, GO Bonds	5.00%	03/01/2035	70	74,184
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2030	495	533,136
New Mexico (State of) Finance Authority, Series 2025 C, RB	5.00%	12/15/2030	50	54,266
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2030	150	161,545
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2030	215	231,548
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2030	105	113,082
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2032	455	486,123
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2033	90	95,854
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2034	10	10,610
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2035	105	111,130
				2,130,861
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

193

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-21.67%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2030	$105	$114,892
Brookhaven Local Development Corp. (Long Island Community Hospital), Series 2020, Ref. RB	5.00%	10/01/2050	40	40,246
Dutchess County Local Development Corp. (Vassar College), Series 2020, Ref. RB	5.00%	07/01/2045	25	25,509
Empire State Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2039	35	33,778
Empire State Development Corp., Series 2020, Ref. RB	5.00%	03/15/2050	5	5,086
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2030	65	70,185
Long Beach (City of), NY, Series 2022 B, GO Bonds, (INS - BAM)(a)	4.63%	07/15/2052	5	4,789
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	120	127,364
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2035	60	63,288
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2036	65	68,331
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2037	345	361,271
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2038	15	15,655
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	4.00%	09/01/2039	70	68,193
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2030	80	86,732
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2030	115	124,385
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2040	10	9,142
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	1,590	1,583,847
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	1,040	1,042,754
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,500	1,513,528
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2043	50	50,860
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	125	126,849
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2045	50	50,657
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2030	310	335,298
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2032	230	247,229
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2033	205	219,666
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2030	200	216,321
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2030	280	302,849
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGI)(a)	5.00%	04/01/2044	40	41,266
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGI)(a)	5.00%	04/01/2049	70	71,571
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2030	140	153,517
Nassau County Local Economic Assistance Corp. (Cold Spring Harbor Laboratory), Series 2024, RB	5.00%	01/01/2030	75	80,640
New York & New Jersey (States of) Port Authority, One Hundred Eighty Third Series 2014, RB	3.25%	12/15/2030	100	99,994
New York & New Jersey (States of) Port Authority, Series 2012, RB	3.00%	12/01/2030	80	79,353
New York & New Jersey (States of) Port Authority, Series 2020 222, Ref. RB	4.00%	07/15/2039	60	59,672
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	120	117,320
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	5.00%	07/15/2030	20	21,711
New York & New Jersey (States of) Port Authority, Two Hundred Fifty series 2025, Ref. RB	5.00%	10/15/2030	15	16,346
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2030	20	21,538
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2030	55	59,824
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2030	50	54,278
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2030	20	21,837
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2030	70	73,523
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2030	80	85,118
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2032	120	128,471
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2033	180	191,964
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2034	135	143,324
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2035	285	301,480
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2036	90	90,876
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2037	160	160,941
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2038	155	155,328
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2030	125	134,635
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

194

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2011 A-3, GO Bonds	4.00%	08/01/2035	$70	$70,404
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2030	125	132,347
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2030	325	349,667
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2032	110	116,763
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2033	90	95,241
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	4.00%	08/01/2034	35	35,483
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2030	75	80,957
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2032	60	63,859
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2032	405	429,900
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2033	315	333,345
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2034	210	221,363
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2035	180	188,928
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2036	130	130,076
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2037	95	93,269
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2038	215	222,619
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2039	25	23,751
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	105	107,328
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	195	198,921
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2030	775	833,821
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2032	235	249,448
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2033	525	555,574
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2034	95	100,140
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2036	165	172,425
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2036	535	536,112
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2037	130	134,911
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2038	125	129,163
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2039	100	102,934
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2040	140	143,569
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	120	122,179
New York (City of), NY, Series 2021 C, GO Bonds	5.00%	08/01/2030	525	564,846
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2030	100	107,110
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2030	110	118,349
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2030	95	102,210
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2030	65	69,933
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2030	15	16,138
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2030	150	161,385
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2030	235	251,420
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2030	70	74,977
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2030	70	75,313
New York (City of), NY, Series 2025 B-1, Ref. GO Bonds	5.00%	08/01/2030	100	107,590
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2030	10	10,783
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2030	75	80,692
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2030	110	115,600
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2030	95	102,434
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2030	380	408,841
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2030	40	43,083
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2030	15	16,029
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2030	295	313,399
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020 A, Ref. RB, (INS - AGI)(a)	5.00%	03/01/2030	5	5,322
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	03/01/2032	330	332,992
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-1, RB	5.00%	06/15/2030	155	167,637
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2030	165	178,452
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	4.00%	06/15/2041	25	23,638
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	295	305,614
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2030	175	189,268
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

195

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2048	$415	$422,667
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	260	263,922
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	4.00%	06/15/2041	5	4,667
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2041	185	191,722
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2041	90	93,270
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2050	190	193,210
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-2, Ref. RB	5.00%	06/15/2032	225	242,781
New York (City of), NY Municipal Water Finance Authority, Series 2022 E, Ref. RB	5.00%	06/15/2030	250	270,382
New York (City of), NY Municipal Water Finance Authority, Subseries 2021 AA-2, Ref. RB	5.00%	06/15/2030	125	135,191
New York (City of), NY Municipal Water Finance Authority, Subseries 2021 AA-2, Ref. RB	5.00%	06/15/2032	205	221,200
New York (City of), NY Transitional Finance Authority, Series 2010 F-5, RB	5.00%	02/01/2030	375	400,845
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2030	60	64,360
New York (City of), NY Transitional Finance Authority, Series 2020 A, Ref. RB	4.00%	11/01/2038	155	150,973
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2036	150	150,328
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2037	150	148,995
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2039	45	43,116
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2039	45	43,116
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2040	5	4,692
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	5.00%	11/01/2037	105	109,730
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2040	160	149,044
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	460	490,682
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	130	138,671
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	145	154,050
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	300	318,725
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	11/01/2035	125	125,999
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2037	255	267,101
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2038	105	102,962
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	11/01/2038	70	68,181
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	11/01/2039	5	4,748
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2040	40	37,535
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	570	588,072
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2030	245	264,559
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2032	335	357,981
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2033	195	207,690
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2035	330	332,636
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2036	240	251,993
New York (City of), NY Transitional Finance Authority, Series 2021 A, Ref. RB	4.00%	11/01/2034	190	193,044
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2030	120	129,580
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2030	190	205,168
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2030	160	172,205
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2030	190	205,168
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2030	100	108,365
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2030	180	194,370
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2030	285	307,753
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2030	145	155,537
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2030	25	26,817
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2030	370	396,888
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2030	385	412,978
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2030	210	226,765
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2030	80	85,814
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2030	155	167,374
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2030	90	97,185
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2030	95	101,904
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2030	120	128,720
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2030	15	16,197
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2030	15	16,197
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2030	15	16,255
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2030	130	140,378
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

196

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2030	$305	$329,349
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2030	115	124,181
New York (City of), NY Transitional Finance Authority, Series 2026, Ref. RB	5.00%	11/01/2030	90	97,185
New York (City of), NY Transitional Finance Authority, Series 2026, Ref. RB	5.00%	11/01/2030	200	215,967
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	3.00%	11/01/2030	135	134,365
New York (City of), NY Transitional Finance Authority, Subseries 2020 C-1, RB	5.00%	05/01/2035	545	576,151
New York (City of), NY Transitional Finance Authority, Subseries 2020 C-1, RB	4.00%	05/01/2038	105	102,962
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	5.00%	05/01/2032	130	139,147
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	4.00%	05/01/2035	135	136,377
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	4.00%	05/01/2036	60	60,131
New York (City of), NY Transitional Finance Authority, Subseries 2021 D-1, RB	5.00%	11/01/2034	105	111,318
New York (City of), NY Transitional Finance Authority, Subseries 2021 D-1, RB	5.00%	11/01/2036	75	78,748
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2030	240	260,076
New York (City of), NY Trust for Cultural Resources, Series 2026, RB	5.00%	12/01/2030	350	378,207
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2032	335	358,816
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2033	85	86,558
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2034	115	116,653
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2035	65	65,585
New York (State of), Series 2023 C, Ref. GO Bonds	5.00%	03/15/2030	120	130,221
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(a)	5.50%	03/15/2030	60	65,546
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2030	140	147,944
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	07/01/2030	95	101,080
New York (State of) Dormitory Authority, Series 2019 D, Ref. RB	5.00%	02/15/2030	175	187,999
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2030	75	79,747
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2030	205	220,513
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	07/01/2030	220	239,521
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2032	590	632,605
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2033	335	357,583
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2034	240	243,195
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2035	260	261,497
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2037	270	266,081
New York (State of) Dormitory Authority, Series 2020 A-2, Ref. RB	5.00%	07/01/2030	225	244,964
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2032	205	217,925
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2033	330	349,297
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2034	635	669,102
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2035	190	199,206
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2036	235	234,521
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2037	40	39,457
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2038	15	14,653
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2039	315	303,726
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2040	25	23,719
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	405	416,550
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	10/01/2030	125	132,942
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2030	195	209,757
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	07/01/2030	40	43,260
New York (State of) Dormitory Authority, Series 2021, Ref. RB	5.00%	03/15/2030	40	43,027
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2042	365	375,966
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2030	170	182,865
New York (State of) Dormitory Authority, Series 2022, RB(b)(c)	5.00%	10/01/2030	5	5,403
New York (State of) Dormitory Authority, Series 2022, RB(b)(c)	5.00%	10/01/2030	5	5,403
New York (State of) Dormitory Authority, Series 2022, RB(b)(c)	5.00%	10/01/2030	5	5,403
New York (State of) Dormitory Authority, Series 2022, RB(b)(c)	5.00%	10/01/2030	5	5,403
New York (State of) Dormitory Authority, Series 2022, RB(b)(c)	5.00%	10/01/2030	5	5,403
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2030	90	97,512
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

197

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2032	$160	$171,577
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2033	490	523,364
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2034	415	441,425
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2035	175	185,110
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2036	380	399,978
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2037	245	256,595
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2030	520	559,351
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2030	45	48,611
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.25%	03/15/2044	5	5,168
New York (State of) Dormitory Authority, Series 2023 A-2, Ref. RB	5.00%	09/15/2030	95	102,266
New York (State of) Dormitory Authority, Series 2023 B, Ref. RB	5.00%	08/01/2030	10	10,848
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2030	165	178,772
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2030	30	32,407
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2030	40	43,339
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2030	210	225,892
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2030	135	145,832
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2030	135	145,216
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2030	210	226,850
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2030	5	5,415
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2030	65	69,919
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2030	30	32,504
New York (State of) Dormitory Authority, Series 2025, Ref. RB	5.00%	05/01/2030	10	10,691
New York (State of) Dormitory Authority, Series 2026, RB	5.00%	10/01/2030	15	16,216
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	4.00%	03/15/2036	400	398,555
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	100	101,308
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	360	366,063
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2030	185	203,017
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2030	60	65,693
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2030	25	27,372
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2036	130	135,633
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2037	165	161,188
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2038	10	9,645
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2039	25	23,739
New York (State of) Thruway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	30	32,216
New York (State of) Thruway Authority, Series 2019, RB, (INS - BAM)(a)	4.00%	01/01/2039	10	9,630
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2033	90	95,445
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2034	80	84,534
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2035	150	157,826
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2036	70	73,340
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2037	250	260,610
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2038	155	160,842
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2039	85	87,931
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2040	90	92,779
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2041	70	65,315
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2030	40	42,915
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2030	60	64,373
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2030	5	5,366
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2030	295	316,602
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	5.00%	03/15/2030	255	273,673
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2030	195	209,618
New York State Environmental Facilities Corp., Series 2023 B, Ref. RB	5.00%	06/15/2030	30	32,559
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2030	185	197,223
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2030	100	108,529
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

198

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2030	$15	$16,279
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2030	205	220,155
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2035	175	186,168
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2036	195	206,635
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2037	195	205,839
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2038	275	270,614
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2039	160	154,415
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2040	245	230,385
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	320	331,451
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	260	268,870
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2038	260	273,511
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	1,000	1,022,573
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2033	175	186,322
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2034	205	208,161
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2035	185	186,674
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2036	190	190,771
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2037	180	179,668
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2030	150	161,089
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2032	355	382,313
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2033	210	225,391
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2034	460	468,027
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2035	210	223,402
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2036	135	143,055
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2037	65	64,880
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2039	70	67,556
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	295	304,425
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	320	329,673
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2030	60	64,436
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2030	365	394,777
New York State Urban Development Corp. (Bidding Group 1), Series 2020 E, Ref. RB	5.00%	03/15/2030	270	289,960
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2030	170	183,401
New York State Urban Development Corp. (Bidding Group 2), Series 2020 E, Ref. RB	4.00%	03/15/2038	150	147,608
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2030	105	112,762
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2033	240	255,327
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2034	350	370,997
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2036	190	199,587
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2030	85	91,217
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2032	100	106,730
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2035	125	131,895
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2038	160	166,459
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport), Series 2020, Ref. RB	5.00%	12/01/2037	125	130,675
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2030	230	250,290
Triborough Bridge & Tunnel Authority, Series 2018 D, RB	5.00%	11/15/2033	165	176,896
Triborough Bridge & Tunnel Authority, Series 2018 D, RB	5.00%	11/15/2034	180	191,876
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2030	95	103,381
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2030	875	946,360
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	1,150	1,168,856
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	515	521,607
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 B, RB	5.00%	05/15/2030	160	172,593
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

199

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2030	$135	$146,909
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.00%	12/01/2030	65	70,781
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020 A, Ref. RB	5.00%	09/01/2037	80	82,363
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2033	95	99,643
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2034	95	99,165
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2035	85	88,243
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2036	145	149,973
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2038	155	159,565
				61,325,532
North Carolina-1.27%
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2030	85	91,928
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2032	80	86,006
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2033	70	75,183
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2034	60	64,202
Charlotte (City of), NC, Series 2020, Ref. RB	4.00%	07/01/2036	10	10,158
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	5.00%	01/15/2030	90	95,990
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2030	15	16,152
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2030	295	320,059
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2030	75	79,277
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2030	10	10,601
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2030	500	540,639
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2030	80	86,160
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2032	120	128,274
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2033	165	175,898
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2034	60	63,748
North Carolina (State of), Series 2020 B, RB	4.00%	05/01/2035	70	71,195
North Carolina (State of), Series 2021, RB	5.00%	03/01/2030	65	69,676
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2030	160	172,321
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2030	245	257,765
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2030	75	80,396
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2025 A, Ref. RB	5.00%	06/01/2030	10	10,724
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2019 A, Ref. RB	5.00%	01/01/2032	50	52,988
North Carolina (State of) Turnpike Authority, Series 2019, RB	5.00%	01/01/2049	140	140,176
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2043	250	253,165
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGI)(a)	5.00%	01/01/2049	210	212,062
North Carolina State University at Raleigh, Series 2020 A, Ref. RB	5.00%	10/01/2030	45	48,332
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2030	55	59,524
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2030	140	150,507
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2030	115	124,064
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2030	55	59,629
				3,606,799
Ohio-2.23%
Allen (County of), OH (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	5.00%	12/01/2030	135	144,087
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2030	40	42,658
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2033	265	279,696
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2035	250	261,909
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2036	50	52,170
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	4.00%	02/15/2039	185	178,573
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	5.00%	02/15/2032	80	84,776
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	5.00%	02/15/2033	60	63,327
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	4.00%	02/15/2034	125	126,505
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	4.00%	02/15/2036	160	160,662
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB, (INS - BAM)(a)	5.00%	02/15/2033	75	79,184
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	02/15/2034	190	192,440
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(a)	5.25%	12/01/2030	100	109,259
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

200

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2030	$75	$80,597
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2032	165	177,647
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2033	85	91,236
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2034	90	96,292
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2035	70	74,607
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2036	70	74,270
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2030	55	59,418
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2030	55	59,418
Columbus City School District, Series 2026 A, Ref. GO Bonds, (CEP - Ohio School District)	5.00%	12/01/2030	55	59,707
EHOVE Joint Vocational School District, Series 2026, GO Bonds	5.25%	12/01/2055	10	10,139
EHOVE Joint Vocational School District, Series 2026, GO Bonds	5.25%	12/01/2061	460	466,226
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2030	50	53,983
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2030	215	233,526
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2030	55	59,596
Ohio (State of), Series 2021, RB	5.00%	02/01/2030	70	75,084
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	50	54,149
Ohio (State of), Series 2025 A, GO Bonds	5.00%	03/01/2030	150	161,258
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2030	75	80,974
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	09/15/2030	45	48,761
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2030	245	265,962
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2030	5	5,356
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	06/01/2032	40	42,813
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2032	115	122,868
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	06/01/2033	115	122,711
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2033	90	95,864
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2034	50	53,053
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2035	95	100,381
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2036	275	289,519
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2037	145	152,011
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2038	85	88,779
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2039	270	280,755
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2040	270	280,083
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	140	142,508
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 B, RB	4.00%	12/01/2037	125	125,768
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 B, RB	4.00%	12/01/2038	50	50,061
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2030	80	86,914
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 E, RB	5.00%	12/01/2030	200	217,117
				6,314,657
Oklahoma-0.12%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2030	50	51,481
Oklahoma (City of), OK Public Property Authority, Series 2026, RB	5.00%	06/01/2030	5	5,369
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2030	55	59,296
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2030	25	26,698
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2030	115	122,700
Tulsa (County of), OK Industrial Authority, Series 2021 A, RB	4.00%	09/01/2030	5	5,113
Tulsa County Independent School District No. 11, Series 2025, GO Bonds	4.00%	03/01/2030	55	56,876
				327,533
Oregon-1.33%
Hillsboro School District No. 1J, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2039	45	44,184
Hillsboro School District No. 1J, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2040	15	14,320
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2036	150	156,005
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2037	70	72,524
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2038	75	77,392
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGI)(a)	4.00%	08/15/2040	165	156,144
Multnomah-Clackamas Counties Centennial School District No 28JT, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2045	10	10,247
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

201

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2030	$30	$32,321
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2030	105	113,124
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2035	70	74,247
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2036	115	121,312
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2037	80	83,987
Oregon (State of) Department of Transportation, Series 2020 A, RB	4.00%	11/15/2038	70	69,070
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2039	155	161,101
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2040	170	176,110
Oregon (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	11/15/2030	215	233,255
Oregon (State of) Facilities Authority (Legacy Health), Series 2022, Ref. RB	5.00%	06/01/2030	230	243,966
Oregon (State of) Facilities Authority (Samaritan Health Services), Series 2020, Ref. RB	5.00%	10/01/2040	135	135,126
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2030	65	69,200
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2030	65	70,482
Salem-Keizer School District No 24J, Series 2020 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2038	85	84,749
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	635	680,360
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	65	69,372
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	230	244,328
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	40	42,282
Salem-Keizer School District No. 24J, Series 2020 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2036	105	104,938
Salem-Keizer School District No. 24J, Series 2020 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2037	100	99,964
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	330	339,226
				3,779,336
Pennsylvania-2.04%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2020, RB	5.00%	02/01/2030	225	241,494
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2030	160	168,488
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB	5.00%	12/01/2030	35	37,937
Coatesville School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.25%	11/15/2039	20	19,809
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2030	55	57,766
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2035	240	250,910
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	35	34,945
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2030	50	53,103
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2030	210	226,019
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2032	135	138,362
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2033	295	300,668
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2034	60	60,876
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2030	85	91,535
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2030	205	221,686
Pennsylvania (Commonwealth of), First Series 2026 C, GO Bonds	5.00%	04/01/2030	15	16,125
Pennsylvania (Commonwealth of), First Series 2026 C, GO Bonds	5.00%	08/15/2030	85	91,861
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2030	170	184,052
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2030	30	32,421
Pennsylvania (Commonwealth of) (Bid Group A), Series 2024, Ref. GO Bonds	4.00%	02/15/2030	55	56,861
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023 A, GO Bonds	5.00%	09/01/2030	260	281,163
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2025 B, Ref. RB	5.00%	03/15/2030	70	74,421
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2020 A, Ref. RB, (INS - AGI)(a)	4.00%	05/01/2040	45	42,497
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

202

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2020 A, Ref. RB, (INS - AGI)(a)	5.00%	05/01/2046	$325	$328,651
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2030	255	270,595
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2025, Ref. RB	5.00%	06/01/2030	5	5,377
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	305	313,674
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2050	255	258,031
Pennsylvania State University (The), Series 2020 A, RB	5.00%	09/01/2045	35	35,867
Pennsylvania State University (The), Series 2025 A, Ref. RB	5.00%	09/01/2030	10	10,779
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2040	175	181,799
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	500	514,474
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	165	166,943
Philadelphia (City of), PA, Series 2020, Ref. RB	5.00%	10/01/2038	55	57,530
Philadelphia (City of), PA, Series 2020, Ref. RB	5.00%	10/01/2039	220	229,141
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2030	15	16,203
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2030	90	97,220
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2030	80	86,164
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGI)(a)	5.00%	08/01/2050	195	196,610
Philadelphia (City of), PA Authority for Industrial Development, Series 2019, Ref. RB	5.00%	10/01/2030	110	118,432
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2030	70	75,309
Philadelphia (City of), PA Redevelopment Authority, Series 2025 A, Ref. RB	5.00%	04/15/2030	35	37,346
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2030	95	100,263
				5,783,407
Rhode Island-0.25%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2034	95	100,123
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2035	130	136,342
Rhode Island Commerce Corp. (Garvee), Series 2020, RB	5.00%	05/15/2032	195	207,176
Rhode Island Commerce Corp. (Garvee), Series 2020, RB	5.00%	05/15/2033	260	275,246
				718,887
South Carolina-0.74%
Aiken County Consolidated School District, Series 2026 A, GO Bonds	5.00%	04/01/2030	10	10,757
Charleston (City of), SC, Series 2019, RB	5.00%	01/01/2044	20	20,556
County Square Redevelopment Corp., Series 2025, RB	5.00%	04/01/2030	135	145,313
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2030	80	86,004
SCAGO Educational Facilities Corp for Pickens School District, Series 2025, Ref. RB	5.00%	12/01/2030	65	70,009
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2020, Ref. RB	5.00%	12/01/2046	240	244,366
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2032	95	101,549
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2034	15	15,117
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2037	375	367,298
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2039	100	95,430
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	585	597,657
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	12/01/2040	145	138,971
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2030	180	195,096
				2,088,123
Tennessee-0.55%
Chattanooga (City of), TN, Series 2025, Ref. RB	5.00%	09/01/2030	95	102,807
Knox (County of), TN Health, Educational & Housing Facility Board (University Health System), Series 2020 A, RB	5.00%	09/01/2030	65	66,648
Memphis (City of), TN, Series 2020 B, Ref. RB	5.00%	10/01/2045	120	122,613
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2044	115	117,211
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2049	150	151,153
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	160	160,453
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2030	125	134,152
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2030	90	96,589
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

203

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Shelby (County of), TN, Series 2020, GO Bonds	4.00%	04/01/2040	$285	$278,018
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	295	318,465
				1,548,109
Texas-7.46%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2030	150	160,521
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	150	160,222
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	5	5,106
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	350	354,419
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	5	5,104
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2050	125	126,626
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2030	80	86,499
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2030	105	113,200
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	250	268,974
Bexar (County of), TX, Series 2021, Ctfs. Of Obligation	4.00%	06/15/2044	95	86,930
Board of Regents of the University of Texas System, Series 2020 A, Ref. RB	5.00%	08/15/2030	525	566,151
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2030	120	129,406
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2030	135	145,582
Board of Regents of the University of Texas System, Series 2026 A, Ref. RB	5.00%	08/15/2030	5	5,392
Central Texas Regional Mobility Authority, Series 2020 B, Ref. RB	5.00%	01/01/2045	155	157,843
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	90	91,651
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	70	74,889
Clear Creek Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	115	123,032
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	80	85,669
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	100	107,121
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	180	192,817
Crandall Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2046	30	27,689
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	190	200,142
Cypress-Fairbanks Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2038	395	390,465
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	100	107,155
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	135	144,659
Dallas & Fort Worth (Cities of), TX, Series 2020 A, Ref. RB	5.00%	11/01/2030	85	91,786
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2032	290	310,752
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2033	160	170,927
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2034	445	450,639
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2035	220	221,772
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2030	90	97,185
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2032	140	150,018
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2033	135	144,219
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2034	195	197,471
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2035	210	211,691
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	5.00%	11/01/2034	85	90,414
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	5.00%	11/01/2043	160	164,997
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2030	100	107,983
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2030	120	129,580
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2030	175	188,971
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2033	115	122,612
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2037	35	34,834
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

204

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2038	$105	$109,377
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2045	180	183,756
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2030	45	47,988
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2030	100	106,640
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2030	105	111,972
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2030	155	165,292
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	310	339,352
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2030	75	79,928
Dallas (City of), TX Area Rapid Transit, Series 2020 A, Ref. RB	5.00%	12/01/2045	60	61,426
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	535	547,675
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	125	131,672
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	90	96,439
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	100	107,155
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2030	75	80,414
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	100	107,838
Frisco Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	90	96,347
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	95	101,765
Grand Parkway Transportation Corp., Series 2020, Ref. RB	4.00%	10/01/2040	180	165,443
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	11/15/2030	105	112,755
Harris (County of), TX, Series 2021, Ref. RB	4.00%	08/15/2039	65	63,109
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2030	115	124,355
Harris (County of), TX, Series 2022 A, Ref. RB	5.00%	08/15/2030	45	48,486
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2030	15	16,162
Harris (County of), TX, Series 2025 A, Ref. GO Bonds	5.00%	09/15/2030	40	43,303
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2036	70	70,460
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2037	35	35,060
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2038	60	59,368
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	5.00%	08/15/2030	255	274,753
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2040	15	14,197
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2030	200	209,968
Houston (City of), TX, Series 2019 A, Ref. RB	5.00%	11/15/2032	250	267,471
Houston (City of), TX, Series 2019 A, Ref. RB	5.00%	11/15/2033	260	277,011
Houston (City of), TX, Series 2020 B, Ref. RB	5.00%	07/01/2030	45	48,277
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2034	210	222,768
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2035	85	85,635
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2036	65	65,172
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2037	55	54,689
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	125	128,363
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2030	65	70,173
Houston (City of), TX, Series 2025, GO Bonds	5.00%	03/01/2030	55	58,783
Houston Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	205	219,877
Humble Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	10	9,413
Humble Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	5	5,348
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	50	53,939
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	25	26,945
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	25	23,589
Lamar Consolidated Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	5	5,359
Lewisville Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	180	193,969
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

205

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	$110	$118,537
Lower Colorado River Authority, Series 2021, Ref. RB	5.00%	05/15/2040	15	15,420
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2030	10	10,706
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2030	15	15,784
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2045	170	172,663
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2050	50	50,325
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2038	65	67,333
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2039	265	273,477
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2041	190	194,804
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	95	96,265
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	210	211,238
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2030	150	160,862
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2030	80	85,647
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2030	35	37,471
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2026, Ref. RB	5.00%	05/15/2030	5	5,353
Matagorda County Navigation District No. 1 (Aep Texas Central Co.), Series 2005 A, Ref. RB, (INS - AMBAC)(a)	4.40%	05/01/2030	675	704,317
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	70	75,032
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2030	60	64,721
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2030	40	41,404
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2030	40	43,077
North Texas Tollway Authority, Series 2021 B, RB	5.00%	01/01/2030	80	85,354
North Texas Tollway Authority, Series 2023 B, Ref. RB	5.00%	01/01/2030	40	42,677
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2030	10	10,669
North Texas Tollway Authority, Series 2025 A, Ref. RB	5.00%	01/01/2030	120	128,466
Pearland Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	85	90,995
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2030	30	32,343
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2030	305	331,456
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2030	205	220,933
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2030	130	139,957
Plainview Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2046	30	30,532
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2030	115	123,340
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	110	116,533
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2030	100	105,866
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2030	80	82,330
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2034	190	199,643
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2035	130	136,102
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2036	170	177,324
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2037	85	88,331
San Antonio (City of), TX, Series 2020 A, Ref. RB	5.00%	05/15/2045	25	25,571
San Antonio (City of), TX, Series 2020 A, Ref. RB	5.00%	05/15/2050	320	326,101
San Antonio (City of), TX, Series 2020 C, RB	5.00%	05/15/2046	150	153,330
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2045	60	61,264
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	125	126,533
San Antonio (City of), TX, Series 2025 B, Ref. RB	5.00%	02/01/2030	5	5,349
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2030	5	5,338
Spring Independent School District, Series 2024 B, Ref. GO Bonds	5.00%	08/15/2030	55	59,175
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2030	185	198,299
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2030	50	53,699
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2030	290	314,135
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2030	25	26,846
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 A, Ref. RB	5.00%	08/15/2039	380	391,755
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2030	245	264,537
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

206

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2032	$55	$59,012
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2033	130	138,858
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2033	135	137,676
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2034	120	121,742
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2035	105	105,948
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2036	190	190,727
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2037	155	154,324
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2038	55	53,964
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2030	65	70,183
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2030	55	59,556
Texas (State of) Water Development Board, Series 2025, RB	5.00%	10/15/2030	70	75,799
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2030	65	69,950
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2032	50	50,365
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	12/31/2032	15	15,085
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2033	25	25,105
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2036	25	24,337
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2038	85	80,515
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2039	15	13,972
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2040	10	9,162
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes), Series 2020, Ref. RB	4.00%	06/30/2035	175	172,190
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes), Series 2020, Ref. RB	4.00%	12/31/2035	75	73,412
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2030	10	10,521
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2030	5	5,340
Trinity River Authority, Series 2019, Ref. RB	5.00%	08/01/2030	115	121,581
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2030	45	48,409
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2030	120	128,381
Williamson (County of), TX, Series 2023, GO Bonds	5.00%	02/15/2030	15	16,042
Williamson (County of), TX, Series 2024, GO Notes	5.00%	02/15/2030	150	160,418
Wylie Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	5	5,378
				21,129,522
Utah-0.53%
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.00%	06/01/2038	30	31,058
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.00%	06/01/2039	10	10,313
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2030	200	215,771
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2030	110	118,674
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2030	225	242,856
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	565	579,735
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2050	215	216,890
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2030	75	81,589
				1,496,886
Virginia-1.19%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2030	90	96,823
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2031	170	182,207
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2030	50	52,297
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2030	20	21,718
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2030	30	32,576
Fairfax (County of), VA, Series 2026 A, GO Bonds	5.00%	10/01/2030	15	16,288
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2023, Ref. RB	5.00%	05/15/2030	165	176,663
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2040	50	48,856
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2045	25	25,740
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

207

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2050	$275	$278,984
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2060	110	111,056
Norfolk (City of), VA, Series 2025 A, Ref. GO Bonds	5.00%	09/01/2030	10	10,838
Richmond (City of), VA, Series 2020 A, RB	5.00%	01/15/2034	60	63,486
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2025, RB	5.00%	07/01/2030	160	171,713
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2030	65	68,346
Virginia (Commonwealth of) College Building Authority, Series 2026, Ref. RB	5.00%	02/01/2030	5	5,353
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2034	75	79,199
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	4.00%	02/01/2038	50	49,805
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022 A, RB	5.00%	02/01/2030	125	133,826
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2024, RB	5.00%	02/01/2030	35	37,471
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2030	95	99,891
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2020 A, RB	5.00%	02/01/2035	150	157,761
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2021 A, RB	5.00%	02/01/2030	140	149,885
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2030	180	192,709
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2020, RB	4.00%	02/01/2036	230	231,084
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2020, RB	4.00%	02/01/2037	40	40,068
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2020, RB	4.00%	02/01/2040	25	24,352
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2030	55	58,883
Virginia (Commonwealth of) Public Building Authority, Series 2020 A, RB	4.00%	08/01/2040	55	53,349
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2030	75	81,039
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2030	90	97,246
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2030	245	264,726
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2030	235	253,153
				3,367,391
Washington-4.65%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2030	145	157,287
Chelan County Public Utility District No. 1, Series 2020 A, Ref. RB	5.00%	07/01/2030	40	43,064
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2034	115	116,773
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2035	150	151,437
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2036	65	65,274
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2038	100	98,806
Energy Northwest, Series 2020, Ref. RB	5.00%	07/01/2034	225	238,706
Energy Northwest, Series 2020, Ref. RB	5.00%	07/01/2035	220	232,319
Energy Northwest, Series 2020, Ref. RB	5.00%	07/01/2036	90	94,628
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2030	115	124,025
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2037	245	256,373
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	4.00%	07/01/2039	285	280,783
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2039	260	270,084
Energy Northwest (Columbia Generating Station), Series 2020, Ref. RB	5.00%	07/01/2033	80	85,250
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

208

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Energy Northwest (Columbia Generating Station), Series 2020, Ref. RB	5.00%	07/01/2038	$95	$99,076
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	4.00%	07/01/2030	85	88,478
Energy Northwest (Columbia Generating Station), Series 2025, Ref. RB	5.00%	07/01/2030	40	43,139
King (County of), WA, Series 2019, GO Bonds	5.00%	01/01/2030	40	42,083
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2030	90	96,411
King County School District No. 405 Bellevue, Series 2026, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2030	45	48,795
King County School District No. 411 Issaquah, Series 2020, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2033	235	240,138
King County School District No. 411 Issaquah, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2030	295	320,371
King County School District No. 411 Issaquah, Series 2026, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2030	10	10,389
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2034	200	203,577
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2035	60	60,491
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2036	50	50,158
North Thurston Public Schools, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2030	75	81,356
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2041	135	129,209
Pierce County School District No. 401 Peninsula, Series 2020, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2037	55	55,091
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2030	50	53,814
Snohomish (County of), WA Public Utility District No. 1, Series 2025 A, Ref. RB	5.00%	12/01/2030	50	54,238
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2030	150	162,588
University of Washington, Series 2025 A, Ref. RB	5.00%	04/01/2030	25	26,830
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2030	100	106,198
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2030	45	47,414
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2036	75	79,384
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2037	130	136,980
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	105	110,157
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2039	20	20,880
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	95	98,767
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	410	424,530
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2042	150	155,092
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	205	211,610
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2044	5	5,150
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2045	100	102,763
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2030	105	112,520
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2032	145	154,563
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2033	75	79,806
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2034	100	106,106
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2035	210	222,007
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2036	425	447,640
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2037	160	167,894
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2038	155	162,009
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2039	105	109,305
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2040	145	150,336
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	420	433,561
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2042	80	82,377
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2043	260	267,374
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2044	45	46,184
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2030	80	86,147
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2033	25	26,727
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2034	170	181,098
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2035	80	84,875
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2036	145	153,232
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

209

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	$85	$89,068
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2039	160	166,891
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	105	109,068
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2041	110	113,755
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2032	175	187,595
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2037	190	199,936
Washington (State of), Series 2023, A GO Bonds	5.00%	08/01/2030	95	102,539
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2030	320	344,992
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2030	70	75,555
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2030	20	21,432
Washington (State of), Series 2025, GO Bonds	5.00%	07/01/2030	30	32,343
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2030	155	167,106
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2030	50	53,581
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2030	180	194,285
Washington (State of), Series R-2025B, Ref. GO Bonds	5.00%	07/01/2030	110	118,591
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	145	156,507
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	155	166,534
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2033	135	144,653
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2034	235	250,819
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2035	245	260,371
Washington (State of) (Bid Group 1), Series 2021 A, Ref. GO Bonds	5.00%	08/01/2030	75	80,952
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2030	55	58,939
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2030	80	86,349
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2030	95	101,803
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2030	55	58,939
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2030	75	80,371
Washington (State of) (Bid Group 2), Series R-2022D, GO Bonds	4.00%	07/01/2030	85	88,604
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2030	195	210,475
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2045	250	254,340
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	20	20,130
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	265	265,018
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2015 B, Ref. RB	5.00%	10/01/2038	250	260,352
				13,175,620
Wisconsin-0.81%
Racine Unified School District, Series 2025, Ref. GO Bonds, (INS - AGI)(a)	5.00%	04/01/2030	60	64,393
Wisconsin (State of), Series 2020-1, Ref. GO Bonds	5.00%	05/01/2030	320	344,757
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2030	405	436,334
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2030	115	123,897
Wisconsin (State of), Series 2022-4, Ref. GO Bonds	5.00%	05/01/2030	325	350,144
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2030	70	75,416
Wisconsin (State of), Series 2024-2, Ref. GO Bonds	5.00%	05/01/2030	25	26,934
Wisconsin (State of), Series 2025-3, GO Bonds	5.00%	05/01/2030	120	129,284
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2030	195	210,524
Wisconsin (State of) Health & Educational Facilities Authority, Series 2025, Ref. RB	5.00%	08/15/2030	235	249,354
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Credit Group), Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	08/15/2030	90	96,013
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

210

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Public Finance Authority, Series 2025 B, RB	5.00%	06/01/2030	$150	$159,000
Wisconsin (State of) Public Finance Authority (The Carmelite System, Inc. Obligated Group), Series 2020, Ref. RB	5.00%	01/01/2045	15	15,016
				2,281,066
TOTAL INVESTMENTS IN SECURITIES(d)-98.78% (Cost $283,018,525)				279,597,742
OTHER ASSETS LESS LIABILITIES-1.22%				3,442,606
NET ASSETS-100.00%				$283,040,348

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

211

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
August 31, 2026
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.72%
Alabama-0.35%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2031	$40	$43,365
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2031	85	93,019
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2031	155	167,227
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2031	140	153,344
Auburn University, Series 2025 B, Ref. RB	5.00%	06/01/2031	100	108,959
Board of Trustees of the Alabama Community College System, Series 2021, RB, (INS - AGI)(a)	4.00%	09/01/2046	15	13,690
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.00%	10/01/2031	95	102,333
				681,937
Alaska-0.07%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2031	60	65,708
Matanuska-Susitna (Borough of), AK, Series 2025, RB	5.00%	09/01/2031	55	60,002
				125,710
Arizona-0.89%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2031	50	54,771
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2031	50	54,750
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2024 D, Ref. RB	5.00%	12/01/2031	45	48,658
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2031	75	81,626
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2033	75	80,798
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2034	115	123,216
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	4.00%	07/01/2035	230	230,032
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2031	140	153,027
Mesa (City of), AZ, Series 2021, Ref. RB	4.00%	07/01/2035	95	95,720
Mesa (City of), AZ, Series 2026, Ref. RB	5.00%	07/01/2031	5	5,453
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	140	144,649
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	150	153,734
Salt River Project Agricultural Improvement & Power District, Series 2022 A, Ref. RB	5.00%	01/01/2031	220	239,292
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2031	210	228,415
University of Arizona Board of Regents, Series 2025, Ref. RB	5.00%	07/01/2031	10	10,916
				1,705,057
Arkansas-0.17%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	315	323,958
California-18.33%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2031	5	5,585
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2031	25	27,590
Bay Area Toll Authority, Series 2025, Ref. RB	5.00%	04/01/2031	35	38,626
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2031	75	82,839
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	385	419,844
California (State of), Series 2020, GO Bonds	5.00%	03/01/2031	80	87,146
California (State of), Series 2020, GO Bonds	5.00%	11/01/2031	370	399,790
California (State of), Series 2020, GO Bonds	5.00%	11/01/2031	50	54,026
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	125	133,807
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2031	100	108,051
California (State of), Series 2021, GO Bonds	4.00%	10/01/2033	360	372,734
California (State of), Series 2021, GO Bonds	4.00%	10/01/2034	280	287,930
California (State of), Series 2021, GO Bonds	4.00%	10/01/2035	30	30,682
California (State of), Series 2021, GO Bonds	4.00%	10/01/2036	285	289,974
California (State of), Series 2021, GO Bonds	4.00%	10/01/2037	140	141,691
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	35	35,056
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2031	315	345,331
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2031	185	203,408
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2032	340	368,961
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

212

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2037	$120	$129,063
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	555	589,773
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	610	600,550
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	295	312,057
California (State of), Series 2022 CU, GO Bonds	4.75%	12/01/2042	20	20,711
California (State of), Series 2022, GO Bonds	5.00%	04/01/2031	315	343,508
California (State of), Series 2022, GO Bonds	5.00%	09/01/2031	85	93,185
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2031	280	307,562
California (State of), Series 2023, GO Bonds	5.00%	10/01/2031	350	384,078
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	75	82,222
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	290	317,924
California (State of), Series 2024, GO Bonds	5.00%	08/01/2031	50	54,757
California (State of), Series 2024, GO Bonds	5.00%	09/01/2031	115	126,073
California (State of), Series 2024, GO Bonds	5.00%	09/01/2031	35	38,370
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2031	235	257,359
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2031	345	377,825
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2031	65	71,259
California (State of), Series 2025, GO Bonds	5.00%	08/01/2031	15	16,427
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2031	50	54,466
California (State of), Series 2025, Ref. GO Bonds	3.25%	08/01/2031	130	131,898
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2031	155	169,747
California (State of), Series 2026, Ref. GO Bonds	5.00%	10/01/2031	5	5,487
California (State of) (Bid Group C), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2031	505	554,170
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2016 B, RB	3.00%	12/01/2031	105	104,064
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2022 A, RB	4.85%	12/01/2042	230	234,884
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2031	110	120,740
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2031	215	238,366
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2032	85	93,921
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2033	175	192,798
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	4.00%	12/01/2034	60	63,000
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	4.00%	12/01/2035	75	78,117
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2031	25	27,978
California (State of) Department of Water Resources (Central Valley), Series 2025 BG, RB	5.00%	12/01/2031	30	33,574
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2024, RB	5.00%	12/01/2031	25	26,808
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB	5.00%	08/15/2041	215	227,982
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2048	650	607,898
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	4.00%	08/15/2040	20	19,658
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	400	421,908
California (State of) Health Facilities Financing Authority(City of Hope Obligated Group), Series 2025, Ref. RB	5.00%	11/15/2031	105	114,962
California (State of) Infrastructure & Economic Development Bank, Series 2025, RB	5.00%	10/01/2031	20	22,237
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase III), Series 2025, RB	5.00%	11/01/2031	190	207,369
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2031	25	27,796
California (State of) Infrastructure & Economic Development Bank (The Broad) (Green Bonds), Series 2021, Ref. RB	5.00%	06/01/2031	25	27,684
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2031	265	288,688
California (State of) Public Works Board, Series 2021 B, RB	5.00%	05/01/2034	95	102,996
California (State of) Public Works Board, Series 2021 B, RB	5.00%	05/01/2035	245	264,530
California (State of) Public Works Board, Series 2021 B, RB	4.00%	05/01/2036	70	71,297
California (State of) Public Works Board, Series 2021 B, RB	4.00%	05/01/2040	40	39,507
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

213

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board, Series 2021 B, RB	4.00%	05/01/2041	$65	$63,453
California (State of) Public Works Board, Series 2021 D, RB	5.00%	11/01/2046	60	62,301
California (State of) Public Works Board, Series 2021, RB	4.00%	11/01/2038	45	45,091
California (State of) Public Works Board, Series 2021, RB	5.00%	11/01/2040	75	79,113
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2031	125	137,073
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2033	185	201,452
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2034	310	336,978
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2035	135	146,103
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2036	200	215,375
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2031	70	76,761
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2033	115	125,227
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2034	70	76,092
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2035	125	135,281
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2036	50	53,844
California (State of) Public Works Board, Series 2023 B, Ref. RB	5.00%	12/01/2031	30	33,031
California (State of) Public Works Board, Series 2023 C, Ref. RB	5.00%	09/01/2031	130	142,708
California (State of) Public Works Board, Series 2024, Ref. RB	5.00%	09/01/2031	180	197,596
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2031	5	5,500
California (State of) Public Works Board, Series 2026 A, RB	5.00%	09/01/2031	5	5,489
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2031	65	71,497
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2033	135	147,398
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2035	155	158,863
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2036	20	20,351
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2039	30	29,786
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2041	100	97,562
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	235	244,010
California (State of) Public Works Board (Sacramento Region New Natural Resources Headquarters) (Green Bonds), Series 2021, RB	5.00%	11/01/2034	165	179,787
California (State of) Statewide Communities Development Authority (Moldaw residences), Series 2024, Ref. RB, (INS - Cal-Mortgage)(a)	5.00%	11/01/2049	200	203,021
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2031	25	27,816
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	5.00%	03/01/2031	40	44,267
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2033	85	89,073
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2034	110	114,544
Contra Costa (County of), CA Water District, Series 2021 W, Ref. RB	4.00%	10/01/2046	10	9,688
Contra Costa (County of), CA Water District, Series 2021 W, Ref. RB	5.00%	10/01/2051	50	51,463
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2031	35	38,840
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2031	60	66,583
East Side Union High School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2031	20	22,106
Fremont Union High School District, Series 2023, GO Bonds	5.00%	08/01/2043	20	21,095
Hacienda La Puente Unified School District (Election of 2016), Series 2023 A, GO Bonds	5.00%	08/01/2047	230	237,745
Los Angeles (City of), CA, Series 2021 B, Ref. RB	5.00%	05/15/2034	65	70,678
Los Angeles (City of), CA, Series 2021 B, Ref. RB	5.00%	05/15/2040	95	100,144
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2031	120	132,373
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2031	5	5,520
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2031	15	16,494
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2031	100	107,985
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2033	130	141,964
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2035	110	119,012
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2036	100	107,668
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2037	100	107,111
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2038	40	42,622
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2039	50	52,980
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2041	60	62,970
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	55	57,214
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	360	368,790
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

214

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2035	$90	$94,865
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2037	240	251,210
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2041	485	497,322
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	130	132,033
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	115	117,024
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	70	70,761
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2051	240	241,852
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, RB	5.00%	07/01/2040	45	46,422
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	170	173,272
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	385	388,279
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2037	215	225,809
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2039	170	176,126
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2041	360	370,099
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2051	190	191,618
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	170	172,934
Los Angeles (City of), CA Department of Water & Power, Series 2022, RB	5.00%	07/01/2040	75	77,371
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2031	200	216,732
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2031	35	37,928
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2031	65	70,681
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2031	15	16,311
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2031	55	59,601
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2031	290	320,994
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2033	155	170,053
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2035	55	56,674
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2036	160	163,754
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2038	100	101,022
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2039	105	105,497
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2040	85	90,156
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, Ref. RB	4.00%	06/01/2034	165	171,286
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, Ref. RB	4.00%	06/01/2037	90	91,493
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	15	16,259
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	95	104,974
Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C), Series 2021 A, RB	5.00%	07/01/2039	80	85,261
Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C), Series 2021 A, RB	5.00%	07/01/2042	50	52,739
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2038	145	155,362
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2041	140	148,010
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2043	65	68,397
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2045	20	20,913
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2046	170	176,923
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2031	75	83,120
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2040	40	42,409
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2041	170	179,792
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2042	110	116,079
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2031	40	44,453
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2031	170	189,057
Los Angeles Community College District (Election of 2016), Series 2025 F, GO Bonds	5.00%	08/01/2031	25	27,802
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2031	455	444,918
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2031	140	146,213
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2031	50	53,893
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	170	184,860
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	4.00%	07/01/2032	270	281,839
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2031	285	312,597
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

215

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2031	$155	$170,009
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2031	130	142,588
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	180	188,286
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	150	154,815
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2031	25	27,910
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2031	85	94,530
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2031	5	5,539
Mount Diablo Unified School District, Series 2025, Ref. GO Bonds	5.00%	08/01/2031	50	55,264
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2031	30	33,062
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	05/15/2046	165	170,528
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2031	115	127,040
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2033	195	213,639
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	25	25,837
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	175	180,285
Peralta Community College District, Series 2025, Ref. GO Bonds	5.00%	08/01/2031	5	5,546
Rialto Public Financing Authority (Police Station), Series 2023 A, RB	5.25%	06/01/2053	200	205,114
Riverside (County of), CA Transportation Commission, Series 2021, Ref. RB	4.00%	06/01/2037	50	50,758
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2031	60	67,134
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2031	160	178,892
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2033	120	133,091
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2031	35	38,985
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	15	15,483
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2031	30	33,161
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	200	207,575
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	330	338,533
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	350	357,636
San Diego (County of), CA Regional Transportation Commission, Series 2021 B, Ref. RB	5.00%	04/01/2045	220	228,558
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2031	55	60,824
San Diego (County of), CA Regional Transportation Commission, Series 2026 A, Ref. RB	5.00%	04/01/2031	15	16,588
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	05/01/2031	75	82,737
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2031	145	159,958
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2033	50	52,361
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2034	105	109,443
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2035	115	119,213
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2036	70	72,209
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2037	90	92,162
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2038	20	20,347
San Diego Unified School District (Election of 2018), Series 2025 SR-5B, GO Bonds	5.00%	07/01/2031	110	121,963
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2021 E-2, GO Bonds	5.00%	07/01/2031	55	60,981
San Diego Unified School District (Green Bonds), Series 2021 E-2, GO Bonds	4.00%	07/01/2033	275	289,528
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2031	100	110,419
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2031	75	82,815
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2031	10	11,004
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2034	110	119,658
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2035	60	64,945
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2036	115	123,878
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 A, RB	5.00%	10/01/2031	70	77,689
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2031	140	155,377
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2031	95	105,555
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2031	10	11,111
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2043	120	126,629
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	165	173,623
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2045	115	120,776
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	65	68,033
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

216

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2031	$65	$72,222
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2046	15	13,832
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	5.00%	03/01/2051	15	15,206
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2031	85	82,766
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2031	45	49,847
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, Ref. GO Bonds	5.00%	08/01/2031	50	55,385
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	40	39,015
Santa Clara (County of), CA (Election of 2008), Series 2013 B, GO Bonds	3.00%	08/01/2031	50	49,339
Santa Clara Unified School District, Series 2024, Ref. GO Bonds	5.00%	07/01/2031	95	105,377
Santa Clara Unified School District (Election of 2018), Series 2025, GO Bonds	4.00%	07/01/2031	35	37,128
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2031	45	49,827
Santa Monica-Malibu Unified School District (Election of 2018), Series 2023 C, GO Bonds	5.00%	08/01/2039	175	186,845
Santa Monica-Malibu Unified School District (Election of 2018), Series 2023 C, GO Bonds	5.00%	08/01/2041	75	79,314
Southern California Public Power Authority (Apex Power), Series 2024 A, Ref. RB	5.00%	07/01/2031	15	16,255
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2031	50	53,828
University of California, Series 2021 Q, Ref. RB	4.00%	05/15/2041	20	19,502
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2031	30	32,822
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2031	180	197,096
University of California, Series 2023 BQ, RB	5.00%	05/15/2031	55	60,224
University of California, Series 2023, Ref. RB	5.00%	05/15/2031	180	197,096
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2031	50	54,749
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2031	285	312,068
University of California, Series 2024 BX, RB	5.00%	05/15/2031	15	16,425
University of California, Series 2025, Ref. RB	5.00%	05/15/2031	110	120,447
University of California, Series 2026 CE, Ref. RB	5.00%	11/15/2031	5	5,510
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2033	140	151,985
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2034	160	172,955
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2035	115	123,951
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2036	85	86,754
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2037	30	30,393
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2038	40	40,277
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2039	80	80,029
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	605	626,839
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	295	294,413
West County Facilities Financing Authority (Green Bonds), Series 2021, RB	4.00%	06/01/2051	150	134,876
				35,197,062
Colorado-1.70%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2031	85	91,614
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2031	75	82,191
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2033	70	75,741
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2034	125	134,400
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2035	255	254,946
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2036	45	44,962
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2038	75	73,782
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2039	90	87,687
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2040	95	90,908
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2031	120	131,940
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2039	125	130,009
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2040	195	201,569
Colorado (State of) Health Facilities Authority (Adventist HealtHdObligated Group), Series 2021, Ref. RB	5.00%	11/15/2041	85	87,628
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2031	150	162,320
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2031	25	27,053
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2031	55	58,407
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

217

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2034	$25	$24,959
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2035	5	4,947
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2036	45	44,070
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2031	55	60,359
Colorado (State of) Regional Transportation District (Fastracks), Series 2023 A, Ref. RB	5.00%	11/01/2031	115	126,205
Colorado (State of) Regional Transportation District (Fastracks) (Green Bonds), Series 2021 B, Ref. RB	4.00%	11/01/2040	30	29,277
Colorado (State of) Regional Transportation District (Fastracks) (Green Bonds), Series 2021, Ref. RB	4.00%	11/01/2039	75	74,251
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2031	35	38,321
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2031	45	49,179
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2031	45	49,363
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2031	160	173,104
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2031	125	129,184
Mesa County Valley School District No. 51 Grand Junction, Series 2022, GO Bonds	4.00%	12/01/2038	10	9,957
Mesa County Valley School District No. 51 Grand Junction, Series 2022, GO Bonds	4.00%	12/01/2039	15	14,787
Mesa County Valley School District No. 51 Grand Junction, Series 2022, GO Bonds	4.00%	12/01/2040	35	34,133
Mesa County Valley School District No. 51 Grand Junction, Series 2022, GO Bonds	4.00%	12/01/2041	95	92,339
Northern Colorado Water Conservancy District, Series 2022, COP	5.25%	07/01/2052	80	81,628
University of Colorado, Series 2023 A, RB	4.00%	06/01/2031	50	52,054
University of Colorado Hospital Authority, Series 2024 B, Ref. RB	5.00%	11/15/2031	325	353,873
Windy Gap Firming Project Water Activity Enterprise, Series 2021, RB	4.00%	07/15/2041	5	4,835
Windy Gap Firming Project Water Activity Enterprise, Series 2021, RB	5.00%	07/15/2051	75	75,823
				3,257,805
Connecticut-3.04%
Bridgeport (City of), CT, Series 2024 A, Ref. GO Bonds, (INS - BAM)(a)	5.00%	07/01/2031	20	21,852
California (State of), Series 2021 D, RB	4.00%	11/01/2038	35	34,719
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2031	90	96,183
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2031	115	123,441
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2031	60	62,028
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2031	215	224,029
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2031	170	185,662
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2033	185	200,072
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2034	140	150,647
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2035	35	37,507
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2036	140	141,472
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2037	310	311,461
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2038	20	19,947
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2039	260	255,973
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2040	35	33,951
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	285	296,284
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2031	195	214,293
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2035	85	91,440
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2036	75	80,258
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2037	95	95,273
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2039	5	4,885
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	175	182,598
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2031	85	88,570
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2031	115	126,186
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2031	105	115,440
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2031	110	120,937
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2031	35	38,306
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2031	105	115,041
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2031	75	82,085
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2031	185	201,252
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

218

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2031	$190	$207,948
Connecticut (State of), Series 2024 E, Ref. GO Bonds	5.00%	09/01/2031	105	115,162
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2031	275	302,343
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2031	15	16,355
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2031	205	225,503
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2031	100	109,616
Connecticut (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/15/2031	35	38,366
Connecticut (State of), Series 2026 A, GO Bonds	5.00%	09/15/2031	5	5,486
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2031	45	46,970
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2034	50	51,012
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2031	195	213,525
Connecticut (State of) (Social Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2031	55	59,937
Connecticut (State of) (Transportation Infrastructure), Series 2021 D, RB	5.00%	11/01/2033	70	76,114
Connecticut (State of) (Transportation Infrastructure), Series 2021 D, RB	5.00%	11/01/2034	70	75,717
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB(b)	5.00%	07/01/2031	90	98,162
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2031	30	32,834
Connecticut (State of) (Transportation Infrastructure), Series 2022 B, Ref. RB	5.00%	07/01/2031	20	21,889
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB	5.00%	07/01/2031	15	16,417
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2026, Ref. RB	5.00%	07/01/2031	25	27,062
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University), Series 2025 O, Ref. RB	5.00%	07/01/2031	45	48,702
Connecticut (State of) Health & Educational Facilities Authority (Wesleyan University), Series 2021, RB	4.00%	07/01/2031	55	57,630
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2024, Ref. RB	5.00%	07/01/2031	100	109,399
Hartford (City of), CT, Series 2023, Ref. RB	5.00%	04/01/2031	30	32,688
Hartford (City of), CT, Series 2025, Ref. RB	5.00%	07/15/2031	30	32,807
New Haven (City of), CT, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2031	50	54,137
				5,827,573
Delaware-0.50%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2031	185	198,078
Delaware (State of), Series 2021, Ref. GO Bonds	5.00%	02/01/2031	160	174,719
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2031	100	109,330
Delaware (State of) Economic Development Authority (Delmarva Power & Light), Series 2020, Ref. RB	3.60%	01/01/2031	145	147,771
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2031	235	252,971
University of Delaware, Series 2025 A, Ref. RB	5.00%	11/01/2031	65	71,300
				954,169
District of Columbia-1.94%
District of Columbia, Series 2020 A, RB	5.00%	03/01/2031	190	203,125
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2031	75	82,154
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2033	105	113,212
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2034	130	139,663
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2035	70	74,826
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2036	45	45,197
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2037	85	84,385
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2038	255	268,586
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2039	35	34,076
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2040	60	57,035
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2041	65	67,533
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	175	179,645
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2034	95	102,062
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2035	110	117,584
District of Columbia, Series 2021 E, Ref. GO Bonds	4.00%	02/01/2037	255	253,155
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2031	95	104,259
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2031	95	103,088
District of Columbia, Series 2023 C, RB	5.00%	10/01/2031	100	109,539
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

219

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2031	$55	$60,127
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2031	120	131,446
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2031	20	21,865
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2031	75	82,310
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2031	50	54,549
District of Columbia, Series 2026 A, GO Bonds	5.00%	06/01/2031	20	21,820
District of Columbia, Series 2026 B, Ref. GO Bonds	5.00%	06/01/2031	30	32,729
District of Columbia Water & Sewer Authority, Series 2026, Ref. RB	5.00%	10/01/2031	40	43,815
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2031	100	106,984
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2031	10	10,865
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2033	80	85,805
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2034	30	30,571
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2037	65	68,366
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2038	100	99,626
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2039	85	83,447
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	325	335,304
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	265	270,413
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021, RB	4.00%	07/15/2035	40	40,544
				3,719,710
Florida-3.56%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2036	165	165,650
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2038	80	79,304
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2039	45	43,970
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2040	140	134,516
Broward (County of), FL School Board, Series 2025 A, Ref. COP, (INS - AGI)(a)	5.00%	07/01/2031	40	43,346
Broward (County of), FL School District, Series 2020 A, COP	5.00%	07/01/2031	100	106,605
Central Florida Expressway Authority, Series 2016 A, Ref. RB	4.00%	07/01/2031	35	34,969
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2031	50	54,300
Central Florida Expressway Authority, Series 2021 D, RB, (INS - AGI)(a)	5.00%	07/01/2033	270	292,127
Central Florida Expressway Authority, Series 2021 D, RB, (INS - AGI)(a)	5.00%	07/01/2034	165	177,703
Central Florida Expressway Authority, Series 2021 D, RB, (INS - AGI)(a)	5.00%	07/01/2035	105	112,486
Central Florida Expressway Authority, Series 2021, Ref. RB(b)(c)	4.00%	07/01/2031	140	146,760
Central Florida Expressway Authority, Series 2021, Ref. RB(b)	5.00%	07/01/2031	95	103,840
Central Florida Expressway Authority, Series 2021, Ref. RB(b)(c)	5.00%	07/01/2031	55	60,118
Central Florida Expressway Authority, Series 2021, Ref. RB(b)(c)	5.00%	07/01/2031	110	120,235
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2035	215	218,148
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2037	100	99,918
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2038	30	29,484
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2039	125	121,693
Central Florida Expressway Authority, Series 2025 A, RB	5.00%	07/01/2031	75	81,802
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2031	125	133,575
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2031	200	218,753
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2031	177	193,761
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2031	87	95,157
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2031	75	82,032
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	190	208,128
Florida (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	07/01/2031	55	60,040
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	3.00%	10/01/2031	220	212,524
Florida (State of) Municipal Power Agency (All-Requirements Power Supply), Series 2025 A, Ref. RB	5.00%	10/01/2031	90	97,436
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2033	75	75,639
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2034	35	35,097
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2035	20	19,897
Gainesville (City of), FL, Series 2017 A-2, RB	5.00%	10/01/2051	130	131,551
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2022 B, RB	5.00%	10/01/2047	135	138,381
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.00%	10/01/2031	90	98,141
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2031	35	38,166
Jacksonville (City of), FL, Series 2026, Ref. RB	5.00%	10/01/2031	5	5,452
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

220

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
JEA Electric System, Series 2024-3, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2031	$155	$169,402
JEA Water & Sewer System, Series 2026 A, Ref. RB	5.00%	10/01/2031	15	16,391
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2031	30	32,369
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2031	45	48,354
Miami-Dade (County of), FL, Series 2021 B-2, Ref. RB	4.00%	10/01/2041	80	74,691
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2031	95	103,041
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2032	75	81,013
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2033	115	116,794
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2034	55	55,389
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2035	50	50,041
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2037	65	63,750
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2038	65	63,156
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2039	40	38,268
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2041	70	64,831
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2046	135	138,687
Miami-Dade (County of), FL, Series 2024 B, RB	5.00%	10/01/2031	15	16,409
Miami-Dade (County of), FL, Series 2025 B, Ref. RB	5.00%	10/01/2031	125	136,738
Miami-Dade (County of), FL, Series 2025, Ref. GO Bonds	5.00%	07/01/2031	55	59,988
Miami-Dade (County of), FL, Subseries 2021 B-2, Ref. RB	4.00%	10/01/2040	85	81,506
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2031	45	48,372
North Sumter County Utility Dependent District, Series 2021, RB, (INS - AGI)(a)	5.00%	10/01/2052	45	45,481
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2031	150	161,809
Orlando (City of), FL Utilities Commission, Series 2021 A, RB	4.00%	10/01/2040	5	4,800
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2036	205	217,516
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2037	45	47,462
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2038	150	157,423
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2039	55	57,381
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2040	105	108,940
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2031	115	125,172
Pasco (County of), FL, Series 2021, Ref. RB	5.00%	10/01/2046	45	45,962
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2031	120	130,100
Pasco (County of), FL School Board, Series 2021 B, COP, (INS - AGI)(a)	5.00%	08/01/2046	90	91,881
Seminole County School District Sales Tax Revenue, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2031	25	27,311
Tampa Bay (City of), FL Water, Series 2025, Ref. RB	5.00%	10/01/2031	60	65,664
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2046	10	10,218
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2052	15	15,127
				6,842,141
Georgia-1.53%
Atlanta (City of), GA, Series 2023 F, Ref. RB	5.00%	07/01/2031	20	21,861
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2031	30	32,983
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, Ref. GO Bonds(b)	5.00%	12/01/2031	45	49,432
Augusta (City of), GA, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	10/01/2031	50	54,229
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2031	105	115,119
Douglas (County of), GA School District, Series 2025, GO Bonds	5.00%	04/01/2031	5	5,459
Forsyth (County of), GA, Series 2025, GO Bonds	5.00%	03/01/2031	55	60,107
Fulton (County of), GA, Series 2025, Ref. RB	5.00%	01/01/2031	10	10,881
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2034	45	46,539
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2035	65	66,813
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2038	30	30,272
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2039	10	10,014
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2031	170	186,542
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2031	30	32,695
Georgia (State of) (Bid Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2031	35	38,406
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	105	115,217
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

221

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2033	$310	$337,656
Georgia (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2031	210	226,708
Georgia (State of) (Bidding Group 2), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2037	185	188,011
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2031	195	213,974
Georgia (State of) Municipal Electric Authority (Project One), Series 2020, Ref. RB	5.00%	01/01/2045	10	10,190
Georgia (State of) Municipal Electric Authority (Project One), Series 2020, Ref. RB	5.00%	01/01/2050	25	25,019
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2042	120	114,868
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2031	105	115,018
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2031	125	134,152
Gwinnett County School District, Series 2021, GO Bonds	4.00%	02/01/2037	25	25,307
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2031	200	218,138
Henry County School District, Series 2021, GO Bonds(b)(c)	4.00%	08/01/2031	90	94,848
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2031	40	41,930
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2031	60	65,781
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2031	130	139,698
Richmond (County of), GA Board of Education, Series 2025, GO Bonds	5.00%	10/01/2031	100	109,737
				2,937,604
Hawaii-0.58%
Hawaii (State of) Airports System, Series 2020 D, Ref. RB	5.00%	07/01/2031	125	134,121
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2035	55	58,816
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2036	155	165,012
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2041	90	93,515
Honolulu (City & County of), HI, Series 2025 F, Ref. GO Bonds	5.00%	07/01/2031	40	43,741
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	250	267,011
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2031	210	228,112
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2031	120	130,349
				1,120,677
Idaho-0.52%
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	4.00%	07/15/2038	145	142,894
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	4.00%	07/15/2039	450	436,651
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2031	170	186,019
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2031	210	229,788
				995,352
Illinois-5.34%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	200	204,608
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2034	100	101,959
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2031	25	26,991
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2031	275	299,728
Chicago (City of), IL (O’Hare International Airport), Series 2022, RB	5.25%	01/01/2056	275	278,576
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2031	90	97,243
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2031	135	147,608
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2021 B, GO Bonds	5.00%	12/01/2033	15	16,249
Chicago (City of), IL O’Hare International Airport, Series 2025 D, Ref. RB	5.00%	01/01/2031	70	75,634
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2057	350	349,899
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2046	385	390,680
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2057	50	50,176
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2031	260	278,665
Cook (County of), IL, Series 2021 A, Ref. RB	5.00%	11/15/2031	260	278,794
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2031	185	183,177
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2031	160	169,833
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2031	125	133,877
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2031	215	231,447
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2033	110	116,619
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2034	215	226,924
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2035	10	10,507
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

222

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2036	$330	$345,112
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2037	115	119,663
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	375	377,581
Illinois (State of), Series 2021 B, GO Bonds	5.00%	12/01/2033	100	106,517
Illinois (State of), Series 2021 B, GO Bonds	4.00%	12/01/2034	60	60,008
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2031	195	208,849
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2031	140	149,943
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2031	70	75,059
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2031	95	102,267
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2031	300	322,045
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2031	105	112,589
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2031	230	246,117
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2031	85	91,462
Illinois (State of) Finance Authority, Series 2020, RB	4.00%	07/01/2040	15	14,200
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2033	105	112,054
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2035	180	189,397
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2036	45	47,072
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2038	40	38,030
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	01/01/2031	130	141,123
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2034	465	497,837
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2035	110	117,225
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2036	105	111,406
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	4.00%	07/01/2037	30	29,923
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	4.00%	07/01/2039	130	124,468
Illinois (State of) Finance Authority (Green Bonds), Series 2025 B, RB	5.00%	07/01/2031	75	81,943
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 A, Ref. RB	5.00%	04/01/2031	35	37,824
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 B, Ref. RB	5.00%	04/01/2031	60	64,841
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2031	110	119,518
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB, (INS - BAM)(a)	4.00%	12/15/2042	20	18,685
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2031	105	111,572
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2031	260	276,274
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2040	125	129,638
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	130	133,981
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	1,110	1,137,191
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2031	100	108,175
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2031	125	134,166
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2023, RB, (INS - BAM)(a)	5.50%	12/01/2040	260	275,851
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2031	85	91,587
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2031	105	113,378
				10,243,765
Indiana-1.40%
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Indiana Higher Education Intercept Program)	5.00%	07/15/2032	40	42,989
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Indiana Higher Education Intercept Program)	5.00%	07/15/2033	95	101,750
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Indiana Higher Education Intercept Program)	5.00%	07/15/2034	60	63,868
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Indiana Higher Education Intercept Program)	5.00%	07/15/2035	35	37,022
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Indiana Higher Education Intercept Program)	5.00%	07/15/2036	80	84,174
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Indiana Higher Education Intercept Program)	5.00%	01/15/2040	180	185,902
Indiana (State of) Finance Authority, Series 2021 B, Ref. RB	4.00%	02/01/2040	10	9,791
Indiana (State of) Finance Authority, Series 2021 B, Ref. RB	5.00%	02/01/2041	75	78,108
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

223

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority (Ascension Senior Credit Group), Series 2025, Ref. RB	5.00%	11/15/2031	$75	$81,513
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2031	110	120,275
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2037	75	79,403
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2033	340	368,212
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	4.00%	10/01/2039	25	24,278
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	5.00%	10/01/2034	65	69,939
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	4.00%	10/01/2035	75	75,932
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	4.00%	10/01/2036	95	95,767
Indiana (State of) Finance Authority (Green Bonds), Series 2021, Ref. RB	5.00%	02/01/2031	140	152,211
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2031	65	70,669
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2031	180	194,535
Indiana (State of) Municipal Power Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2031	130	140,848
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2031	50	54,088
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2033	110	118,110
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2034	100	106,948
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2035	80	85,164
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2036	55	55,200
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2037	55	53,829
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2039	100	97,182
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2040	35	33,231
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB	5.00%	01/15/2031	5	5,390
				2,686,328
Iowa-0.09%
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2031	155	169,747
Kansas-0.28%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	5.00%	09/01/2047	100	102,066
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2022 A, Ref. GO Bonds	5.00%	09/01/2037	85	89,368
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2031	140	153,276
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2031	40	43,793
Leavenworth County Unified School District No. 458, Series 2024, GO Bonds	5.00%	09/01/2049	150	152,276
				540,779
Kentucky-0.20%
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2031	85	92,772
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2031	25	27,128
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2031	150	163,569
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 B, Ref. RB	5.00%	09/01/2031	90	98,141
				381,610
Louisiana-0.49%
Louisiana (State of), Series 2021 A, GO Bonds	5.00%	03/01/2039	205	214,469
Louisiana (State of), Series 2021 A, GO Bonds	5.00%	03/01/2040	20	20,830
Louisiana (State of), Series 2021 A, GO Bonds	5.00%	03/01/2041	45	46,671
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2031	165	179,320
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2031	190	207,740
Louisiana (State of), Series 2026 B, Ref. GO Bonds	5.00%	09/01/2031	25	27,334
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2031	155	168,946
Louisiana (State of) Gasoline & Fuels, Series 2024 A, RB	5.00%	05/01/2031	10	10,876
Louisiana (State of) Gasoline & Fuels, Series 2025 B, RB	5.00%	05/01/2031	55	59,916
				936,102
Maryland-2.59%
Maryland (State of), First Series 2016, GO Bonds	3.00%	06/01/2031	170	166,577
Maryland (State of), Series 2017 A, GO Bonds	3.00%	08/01/2031	5	4,923
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2031	165	177,810
Maryland (State of), Series 2021 A, GO Bonds	5.00%	03/01/2036	5	5,341
Maryland (State of), Series 2021 A, GO Bonds	4.00%	08/01/2036	5	5,073
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2031	160	175,002
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

224

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2031	$45	$49,219
Maryland (State of) (Bidding Group 1), First Series 2024 A, GO Bonds	5.00%	06/01/2031	190	207,815
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2031	160	175,377
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2033	155	168,636
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2031	110	117,893
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2031	235	256,199
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2031	205	223,606
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	5.00%	08/01/2034	160	173,240
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	4.00%	08/01/2035	45	45,886
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2033	345	373,428
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2034	490	528,367
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2035	255	273,226
Maryland (State of) Department of Transportation, Series 2017, RB	3.00%	09/01/2031	225	222,460
Maryland (State of) Department of Transportation, Series 2019, RB	2.13%	10/01/2031	340	314,823
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2031	140	150,994
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2031	275	297,994
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	250	256,274
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	15	15,199
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2031	65	69,865
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2021 A, Ref. RB	5.00%	07/01/2031	70	76,546
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2031	85	92,909
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2031	80	87,727
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	4.00%	08/01/2033	50	51,579
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2031	125	137,630
Prince George’s (County of), MD, Series 2021 A, GO Bonds	5.00%	07/01/2031	55	60,274
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2031	15	16,438
				4,978,330
Massachusetts-2.91%
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2031	65	72,288
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2031	25	27,496
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.00%	09/01/2031	35	34,014
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2031	65	71,449
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2031	20	21,888
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2031	40	43,069
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2031	120	129,809
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2041	180	188,190
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	175	182,440
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2031	505	555,106
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2048	250	255,003
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2049	200	203,570
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2050	95	96,516
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2051	335	339,896
Massachusetts (Commonwealth of), Series 2021, Ref. RB	5.00%	06/01/2037	80	85,356
Massachusetts (Commonwealth of), Series 2021, Ref. RB	5.00%	06/01/2040	10	10,499
Massachusetts (Commonwealth of), Series 2021, Ref. RB	5.00%	06/01/2043	125	129,890
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2031	285	310,847
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2031	445	489,653
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2031	105	115,653
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2031	45	49,249
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2031	85	92,818
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2031	150	165,219
Massachusetts (Commonwealth of), Series 2024 C, Ref. GO Bonds	5.00%	09/01/2031	135	148,395
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2031	65	71,667
Massachusetts (Commonwealth of), Series 2025 B, GO Bonds	5.00%	06/01/2031	100	109,563
Massachusetts (Commonwealth of), Series 2025 B, Ref. GO Bonds	5.00%	06/01/2031	10	10,956
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2031	20	21,961
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2031	5	5,513
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

225

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2026 A, Ref. GO Bonds	5.00%	07/01/2031	$5	$5,484
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2022, RB	5.00%	06/01/2050	430	437,440
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2031	75	82,298
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2031	85	94,265
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2031	120	131,677
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2033	5	5,446
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2034	65	70,443
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2035	195	210,150
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2036	135	136,870
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2037	40	40,333
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2038	45	45,053
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2039	35	34,625
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2040	60	58,392
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2031	5	5,486
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021-23B, RB	5.00%	02/01/2041	20	20,836
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2031	5	5,472
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2024 B, RB	5.00%	02/15/2031	40	43,546
Massachusetts (Commonwealth of) Port Authority, Series 2021 D, RB	5.00%	07/01/2051	30	30,398
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2031	35	38,240
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2031	10	11,114
University of Massachusetts Building Authority, Series 2021-1, Ref. RB	5.00%	11/01/2031	30	32,688
				5,578,229
Michigan-1.50%
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2031	130	141,363
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2031	35	38,059
Great Lakes Water Authority, Series 2025 A, Ref. RB	5.00%	07/01/2031	55	59,807
Great Lakes Water Authority, Series 2025 B, Ref. RB	5.00%	07/01/2031	75	81,555
Great Lakes Water Authority, Series 2025 B, Ref. RB	5.00%	07/01/2031	105	114,177
Lansing (City of), MI Board of Water & Light, Series 2021 A, RB	5.00%	07/01/2051	235	236,665
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2031	155	167,473
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2034	205	221,989
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2035	145	156,227
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2036	100	100,514
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2038	25	24,715
Michigan (State of), Series 2021, RB	5.00%	11/15/2031	95	104,446
Michigan (State of), Series 2021, RB	5.00%	11/15/2033	230	250,447
Michigan (State of), Series 2021, RB	4.00%	11/15/2037	120	119,657
Michigan (State of), Series 2021, RB	4.00%	11/15/2039	65	63,413
Michigan (State of), Series 2021, RB	4.00%	11/15/2040	75	71,843
Michigan (State of), Series 2021, RB	4.00%	11/15/2041	215	203,031
Michigan (State of), Series 2023, RB	5.00%	11/15/2031	100	109,943
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.00%	04/15/2031	20	21,721
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2031	120	129,736
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2046	120	122,184
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2051	230	231,834
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	105	107,097
				2,877,896
Minnesota-1.34%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2031	75	81,036
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2037	90	87,727
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2038	430	413,110
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2039	30	28,286
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2031	285	307,253
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2031	150	164,663
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

226

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2033	$40	$41,234
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2034	10	10,233
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2035	20	20,318
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2036	70	70,656
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2037	115	115,517
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2038	5	4,985
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2039	30	29,787
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2031	160	175,641
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2031	80	87,727
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2031	65	71,278
Minnesota (State of), Series 2023, COP	5.00%	11/01/2031	295	322,854
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2031	30	32,897
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2031	65	71,278
Minnesota (State of), Series 2025 E, Ref. GO Bonds	5.00%	08/01/2031	5	5,483
Minnesota (State of) (Bidding Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2031	120	131,590
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2031	80	87,076
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2031	165	180,073
Rosemount-Apple Valley-Eagan Independent School District No 196, Series 2023 A, GO Bonds, (CEP - Minnesota School District)	5.00%	02/01/2031	35	37,947
				2,578,649
Mississippi-0.08%
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2031	150	161,566
Missouri-0.67%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2031	100	109,944
Jackson County School District No. R-IV Blue Springs, Series 2021 A, GO Bonds	4.00%	03/01/2038	40	40,063
Jackson County School District No. R-IV Blue Springs, Series 2021 A, GO Bonds	4.00%	03/01/2040	80	77,689
Missouri (State of) Health & Educational Facilities Authority, Series 2021 A, Ref. RB	5.00%	07/01/2031	50	54,043
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2031	220	236,577
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2031	35	38,240
Missouri (State of) Highway & Transportation Commission, Series 2025, RB	5.00%	05/01/2031	20	21,852
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2031	310	338,166
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2031	55	60,154
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2041	15	15,551
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2042	150	155,229
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2031	130	144,510
				1,292,018
Nebraska-0.07%
Central Plains Energy Project (No. 3), Series 2017 A, Ref. RB	5.00%	09/01/2031	100	104,002
Lincoln (City of), NE, Series 2026, RB	5.00%	09/01/2031	10	10,944
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2031	25	26,959
				141,905
Nevada-0.47%
Clark (County of), NV, Series 2022 A, Ref. GO Bonds	4.00%	06/01/2031	90	94,063
Clark (County of), NV Department of Aviation, Series 2021 A, RB	5.00%	07/01/2033	70	75,884
Clark (County of), NV Department of Aviation, Series 2021, RB	5.00%	07/01/2034	145	156,467
Clark (County of), NV Department of Aviation, Series 2021, RB	5.00%	07/01/2035	245	263,013
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2031	25	27,256
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2031	5	5,420
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2031	5	5,420
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2031	200	218,567
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2031	35	38,209
Truckee Meadows Water Authority, Series 2026, Ref. RB	5.00%	07/01/2031	10	10,921
				895,220
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

227

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-2.31%
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment), Series 2022, RB	4.00%	12/15/2031	$170	$175,194
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2031	1,090	1,138,220
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	3.13%	07/01/2031	145	141,899
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024 A-1, RB	5.00%	03/01/2031	5	5,451
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RB	5.00%	06/15/2033	60	64,447
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2031	150	162,618
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2034	105	112,238
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2031	280	303,555
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2033	305	327,603
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	4.00%	06/15/2034	60	60,660
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	4.00%	06/15/2035	20	20,117
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	4.00%	06/15/2036	110	109,897
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2031	140	151,842
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2031	100	108,412
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2033	95	102,714
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2034	115	123,684
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2035	110	117,658
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2037	55	54,259
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2038	25	24,315
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2036	235	249,992
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2031	105	113,833
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2031	185	200,563
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2031	10	10,841
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2031	505	546,711
				4,426,723
New Mexico-0.26%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2031	15	16,327
New Mexico (State of) (Various Capital), Series 2025, GO Bonds	5.00%	03/01/2031	40	42,884
New Mexico (State of) Finance Authority, Series 2025 C, RB	5.00%	12/15/2031	50	54,948
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2031	225	245,300
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2031	45	49,060
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2031	85	92,669
				501,188
New York-19.59%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2031	90	99,953
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/15/2031	65	71,246
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2031	105	115,367
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2033	120	124,431
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2039	195	189,965
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2031	250	273,341
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2031	120	131,204
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2031	45	49,201
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2031	110	120,270
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2031	205	226,076
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2032	75	78,352
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2032	280	307,228
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2033	255	265,230
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2033	85	92,840
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2034	355	367,151
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2034	115	125,065
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2035	110	113,099
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2035	65	70,357
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2031	220	214,709
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	5.00%	07/15/2033	160	173,933
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2035	70	71,171
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2037	60	60,437
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2038	120	120,314
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

228

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2036	$210	$212,527
New York & New Jersey (States of) Port Authority, Two Hundred Fifty Five Series 2025, Ref. RB	5.00%	10/15/2031	10	11,044
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight Series 2025, Ref. RB	5.00%	01/15/2031	10	10,930
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2031	60	66,159
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2031	15	16,511
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023, Ref. RB	5.00%	12/01/2031	20	22,123
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	3.00%	12/01/2031	20	19,951
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	5.00%	07/15/2031	100	110,073
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2034	50	51,109
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2040	65	63,548
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2041	70	68,064
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2031	65	70,008
New York & New Jersey (States of) Port Authority, Two Hundred Twenty-Fourth Series 2021, Ref. RB	4.00%	07/15/2039	155	154,152
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2033	105	112,839
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2034	190	203,372
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2033	205	220,304
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2035	235	250,326
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2031	255	271,680
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2031	255	272,432
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2031	95	101,214
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2031	120	127,850
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2033	185	199,522
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2034	15	15,255
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2036	210	223,008
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2038	60	58,375
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	380	385,049
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2036	125	132,393
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2037	235	247,594
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2038	10	9,782
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2039	165	171,929
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	165	169,838
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2043	45	46,195
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	470	480,875
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2050	40	40,403
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2031	140	151,981
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2031	285	310,616
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2034	205	219,428
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2031	330	359,660
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2031	20	21,798
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2031	10	10,899
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2031	90	98,089
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2031	200	217,976
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2031	30	32,696
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2031	30	32,535
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2031	75	81,418
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2031	30	32,696
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2031	15	16,348
New York (City of), NY, Series 2025 B-1, Ref. GO Bonds	5.00%	08/01/2031	200	217,976
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2031	65	70,976
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2031	130	141,684
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2031	75	81,895
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2031	65	70,633
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2031	210	229,098
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2031	225	243,750
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - New York Higher Education Intercept Program)	5.00%	04/01/2052	250	253,131
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

229

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2031	$50	$53,750
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2031	290	318,028
New York (City of), NY Municipal Water Finance Authority, Series 2020, RB	5.00%	06/15/2031	140	151,930
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	420	429,788
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	4.00%	06/15/2039	50	48,803
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	350	362,189
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	195	198,972
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2031	345	378,343
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	4.00%	06/15/2036	35	35,200
New York (City of), NY Municipal Water Finance Authority, Series 2021, Ref. RB	5.00%	06/15/2033	30	32,513
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	5.00%	06/15/2052	340	345,813
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2035	210	227,208
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2031	115	126,114
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB(b)	5.00%	06/15/2031	35	38,438
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-2, Ref. RB	5.00%	06/15/2031	5	5,483
New York (City of), NY Transitional Finance Authority, Series 2010 G-5, RB	5.00%	05/01/2031	60	64,497
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2031	125	134,370
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2031	25	26,751
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2031	180	193,152
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2031	90	98,183
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2033	180	193,677
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2034	395	423,024
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2035	80	80,885
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2037	45	44,516
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2038	40	39,041
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2034	125	133,640
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2035	270	287,387
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2036	5	5,013
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2037	85	84,339
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2038	95	93,035
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2039	70	66,826
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2045	140	143,821
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2035	405	429,575
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2036	215	227,216
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2037	100	105,392
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2038	110	108,301
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2039	70	68,020
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2031	280	301,985
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2032	275	295,349
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2033	310	331,448
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2034	205	218,247
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2036	15	15,015
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2037	60	59,355
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2038	70	68,322
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	4.00%	11/01/2035	15	15,151
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2031	145	157,756
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2031	135	147,274
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2031	100	109,092
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2031	235	256,366
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2031	40	43,394
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2031	20	21,697
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2031	210	227,818
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2031	130	141,030
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2031	10	10,909
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2031	25	27,121
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2031	220	238,666
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2031	85	92,728
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

230

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2031	$60	$65,455
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2031	95	103,637
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2031	145	158,183
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2031	130	141,820
New York (City of), NY Transitional Finance Authority, Series 2026, Ref. RB	5.00%	11/01/2031	75	81,819
New York (City of), NY Transitional Finance Authority, Series 2026, Ref. RB	5.00%	11/01/2031	5	5,455
New York (City of), NY Transitional Finance Authority, Subseries 2010 F-5, RB	5.00%	02/01/2031	165	178,466
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2031	175	192,293
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2034	245	249,556
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2035	225	227,661
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2036	130	130,700
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2037	185	184,605
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2040	55	51,767
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1A, Ref. RB	5.00%	07/15/2033	215	231,703
New York (City of), NY Transitional Finance Authority, Subseries 2022 S-1A, Ref. RB	5.00%	07/15/2031	175	192,293
New York (City of), NY Transitional Finance Authority, Subseries 2024 A-1, Ref. RB	5.00%	11/01/2031	330	360,003
New York (City of), NY Transitional Finance Authority, Subseries 2024 D-1, Ref. RB	5.00%	11/01/2031	45	49,091
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2031	315	339,067
New York (City of), NY Trust for Cultural Resources (The) (Whitney Museum of American Art) (Green Bonds), Series 2021, Ref. RB	5.00%	07/01/2031	55	59,911
New York (State of), Series 2023 C, Ref. GO Bonds	5.00%	03/15/2031	15	16,556
New York (State of) Dormitory Authority, Series 2019 A, RB	3.00%	10/01/2031	90	89,034
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	07/01/2031	275	303,853
New York (State of) Dormitory Authority, Series 2020 A-2, Ref. RB	5.00%	07/01/2031	110	119,453
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2031	140	149,383
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2031	405	441,758
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2033	305	328,061
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2034	30	30,445
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2034	250	267,533
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2035	440	468,441
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2036	275	291,507
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2037	40	39,428
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2038	10	9,751
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2039	65	62,594
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2044	50	51,494
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2049	110	111,628
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2031	235	256,329
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2031	125	136,345
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2031	120	129,259
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2034	165	177,792
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2036	175	186,509
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2037	465	493,237
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.25%	10/01/2050	60	61,824
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2031	360	392,674
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2031	155	169,552
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2031	320	351,157
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2035	165	176,750
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2038	90	94,933
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2031	5	5,497
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2031	15	16,408
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	10/01/2031	65	72,042
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2031	120	131,684
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2031	520	567,196
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2031	65	71,102
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2031	115	125,438
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2031	50	54,538
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2031	110	120,710
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

231

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	5.00%	03/15/2031	$165	$177,759
New York (State of) Dormitory Authority (Fordham University), Series 2021 A, Ref. RB	4.00%	07/01/2037	35	34,613
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2040	45	42,821
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	110	112,587
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2031	5	5,491
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2031	20	21,616
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, RB	5.00%	07/01/2031	45	49,336
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2031	50	55,713
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2031	140	155,491
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2033	20	21,828
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2034	130	140,903
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2035	45	48,462
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2037	40	39,708
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2038	40	39,280
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2039	5	4,813
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2031	20	22,213
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2031	165	179,389
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2035	5	5,338
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	4.00%	03/15/2038	20	19,699
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2033	15	16,322
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2034	55	59,571
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2035	60	64,636
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	4.00%	01/01/2036	35	35,141
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	4.00%	01/01/2040	70	66,431
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2031	55	59,846
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2031	15	16,328
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2031	45	48,924
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2031	150	163,081
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2036	70	70,069
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2037	5	4,948
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2038	30	29,504
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	5.00%	03/15/2033	5	5,396
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	5.00%	03/15/2034	100	107,362
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2039	155	152,121
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2031	75	82,602
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2031	200	220,271
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2031	65	71,588
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2031	80	85,626
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2031	195	210,542
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2031	5	5,441
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2031	80	87,585
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2031	15	16,402
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2031	10	10,934
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2036	210	223,875
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2037	140	140,369
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2038	10	9,958
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

232

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2039	$295	$289,802
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2031	90	97,929
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2031	75	80,321
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2031	310	341,925
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	1,200	1,221,176
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2037	75	79,491
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2038	185	195,095
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2039	185	194,198
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2040	65	67,858
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2041	215	223,761
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2034	215	221,139
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2035	145	148,223
Triborough Bridge & Tunnel Authority, Series 2023 B, Ref. RB	5.00%	11/15/2031	40	44,119
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2031	205	226,112
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2031	55	60,670
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2046	175	179,600
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	05/15/2031	190	206,618
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	545	553,464
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	80	80,858
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	225	229,346
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2031	220	240,387
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	4.00%	11/15/2031	165	173,087
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2031	85	93,451
				37,620,556
North Carolina-0.85%
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2031	105	113,175
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2031	100	109,683
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2031	30	32,417
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2031	130	142,072
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2031	100	110,020
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2031	50	53,864
North Carolina (State of), Series 2021 A, Ref. RB	5.00%	05/01/2031	60	65,528
North Carolina (State of), Series 2021, RB	5.00%	03/01/2031	35	38,003
North Carolina (State of), Series 2021, RB	5.00%	03/01/2033	75	80,722
North Carolina (State of), Series 2021, RB	4.00%	03/01/2034	25	25,609
North Carolina (State of), Series 2021, RB	4.00%	03/01/2035	20	20,347
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2031	40	43,685
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2031	50	54,607
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2031	140	150,125
North Carolina (State of) Medical Care Commission, Series 2021 A, RB	4.00%	02/01/2036	15	15,017
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2031	90	98,674
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2031	145	158,144
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2033	15	15,469
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2034	15	15,384
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2037	50	50,542
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2038	10	10,057
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2031	155	169,635
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2031	60	65,953
				1,638,732
Ohio-2.99%
American Municipal Power, Inc. (AMP Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2034	65	69,318
American Municipal Power, Inc. (AMP Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2038	5	4,925
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2031	40	43,198
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2033	150	160,557
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2035	95	100,737
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2036	100	100,524
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

233

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2037	$65	$64,911
Brunswick City School District, Series 2023, GO Bonds, (INS - BAM)(a)	5.25%	12/01/2053	10	10,228
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(a)	5.25%	12/01/2031	75	83,291
Cleveland (City of), OH, Series 2025 A, Ref. RB	5.00%	01/01/2031	5	5,392
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2031	60	58,954
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2031	55	59,422
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2031	165	180,627
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2031	55	60,209
Columbus City School District, Series 2026 A, Ref. GO Bonds, (CEP - Ohio School District)	5.00%	12/01/2031	5	5,497
Hilliard (City of), OH, Series 2022, RB	5.00%	12/01/2058	50	50,684
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2041	10	9,229
Northeast Ohio Regional Sewer District, Series 2024, Ref. RB	5.00%	11/15/2031	135	148,354
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2031	50	54,999
Ohio (State of), Series 2021 A, GO Bonds	5.00%	05/01/2037	85	90,375
Ohio (State of), Series 2021 A, GO Bonds	4.00%	06/15/2037	10	10,103
Ohio (State of), Series 2021 A, GO Bonds	5.00%	05/01/2040	130	136,257
Ohio (State of), Series 2021 A, GO Bonds	5.00%	06/15/2041	240	250,364
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2031	95	104,288
Ohio (State of), Series 2021 C, Ref. GO Bonds	5.00%	03/15/2031	130	141,857
Ohio (State of), Series 2021, RB	5.00%	02/01/2031	175	190,339
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	50	54,863
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2031	5	5,474
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	09/15/2031	45	49,399
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2031	145	159,419
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	380	389,348
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	170	172,179
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2013 A-4, RB	5.70%	02/15/2034	130	142,935
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2013, RB	5.80%	02/15/2036	115	125,694
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2022, Ref. RB	5.00%	02/15/2031	195	211,775
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2035	170	182,156
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2037	185	196,137
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2038	245	258,557
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	12/01/2036	40	42,649
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	12/01/2039	25	26,239
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	170	175,871
Ohio (State of) Water Development Authority, Series 2024 A, RB	5.00%	06/01/2031	40	43,769
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	12/01/2031	50	55,052
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 E, RB	5.00%	12/01/2031	80	87,960
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2038	60	63,637
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2039	140	138,609
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2040	145	152,110
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2041	25	24,499
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2046	115	119,091
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2031	80	87,960
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2033	45	48,905
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2034	110	118,854
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2035	20	21,493
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2036	160	170,881
Ohio State University (The) (Green Bonds), Series 2021, RB	4.00%	12/01/2037	5	5,020
Ohio State University (The) (Green Bonds), Series 2021, RB	4.00%	12/01/2038	15	14,993
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

234

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio State University (The) (Green Bonds), Series 2021, RB	4.00%	12/01/2039	$25	$24,695
Tipp (City of), OH Exempted Village School District, Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	11/01/2054	180	180,815
				5,745,677
Oklahoma-0.26%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.00%	09/01/2031	10	10,770
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2031	100	103,036
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2031	10	10,802
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2031	175	189,232
Oklahoma (State of) Water Resources Board, Series 2024 B, RB	5.25%	10/01/2044	10	10,515
Oklahoma (State of) Water Resources Board, Series 2024 B, RB	4.38%	10/01/2054	5	4,691
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2021, RB	5.00%	04/01/2051	95	96,800
Payne (County of), OK Economic Development Authority (Stillwater Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	09/01/2031	50	53,945
University of Oklahoma (The), Series 2021 A, RB, (INS - AGI)(a)	5.00%	07/01/2046	10	10,213
				490,004
Oregon-0.33%
Oregon (State of), Series 2021, GO Bonds	5.00%	05/01/2036	80	85,117
Oregon (State of), Series 2021, GO Bonds	4.00%	05/01/2040	25	24,326
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2031	70	76,449
Oregon (State of) (Article XI-Q State), Series 2021, GO Bonds	4.00%	05/01/2039	10	9,855
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2031	245	267,572
Oregon (State of) (Q State), Series 2021 A, GO Bonds	5.00%	05/01/2035	60	64,173
Oregon (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	11/15/2031	85	93,365
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2031	15	16,469
				637,326
Pennsylvania-2.99%
Bucks (County of), PA Industrial Development Authority (Grand View Hospital), Series 2021, RB	5.00%	07/01/2054	120	116,375
Lancaster School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.00%	04/01/2040	65	62,535
Pennsbury School District, Series 2023, GO Bonds	5.00%	08/01/2043	65	67,081
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	3.00%	01/01/2031	135	132,376
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2031	75	80,253
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2031	75	81,778
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2033	105	107,524
Pennsylvania (Commonwealth of), First Series 2023 A, Ref. GO Bonds	5.00%	09/01/2031	175	191,510
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2031	275	300,944
Pennsylvania (Commonwealth of), First Series 2024 C, GO Bonds	5.00%	08/15/2031	105	114,843
Pennsylvania (Commonwealth of), First Series 2024, Ref. GO Bonds	4.00%	02/15/2031	5	5,189
Pennsylvania (Commonwealth of), First Series 2026, Ref. GO Bonds	5.00%	08/01/2031	5	5,466
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2031	160	175,262
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2031	210	229,686
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2023 A-1, RB	5.00%	05/15/2031	430	460,597
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2025 B, Ref. RB	5.00%	03/15/2031	5	5,370
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	250	256,556
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2026, Ref. RB	5.00%	06/01/2031	40	43,547
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2046	125	128,957
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	305	312,455
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2040	30	28,516
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2041	470	442,959
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2037	65	68,804
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2038	40	42,075
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	4.00%	12/01/2039	45	44,237
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	4.00%	12/01/2041	45	43,029
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	175	179,321
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	470	483,393
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

235

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2051	$100	$101,176
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	145	149,590
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 A, Ref. RB	5.00%	12/01/2031	95	104,259
Philadelphia (City of), PA, Series 2021 A, GO Bonds	5.00%	05/01/2035	55	58,662
Philadelphia (City of), PA, Series 2021 A, GO Bonds	5.00%	05/01/2036	115	122,033
Philadelphia (City of), PA, Series 2021 A, GO Bonds	4.00%	05/01/2037	40	39,880
Philadelphia (City of), PA, Series 2021 A, GO Bonds	4.00%	05/01/2039	120	116,643
Philadelphia (City of), PA, Series 2021 A, GO Bonds	4.00%	05/01/2040	15	14,160
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	360	368,037
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2031	95	103,962
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2031	180	196,092
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2031	20	21,776
Philadelphia School District (The), Series 2021 A, GO Bonds	4.00%	09/01/2039	40	38,225
Philadelphia School District (The), Series 2021 A, GO Bonds	4.00%	09/01/2041	30	27,950
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2031	55	60,055
				5,733,138
Rhode Island-0.06%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2031	95	101,326
Rhode Island Health & Educational Building Corp. (Brown University), Series 2026, Ref. RB	5.00%	05/15/2031	5	5,343
				106,669
South Carolina-0.95%
Lexington & Richland School District No. 5, Series 2021 B, Ref. GO Bonds	4.00%	03/01/2031	30	31,332
Piedmont Municipal Power Agency, Series 2021 D, Ref. RB	4.00%	01/01/2033	40	40,228
SCAGO Educational Facilities Corp for Pickens School District, Series 2025, Ref. RB	5.00%	12/01/2031	30	32,643
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2031	365	393,661
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2031	10	10,726
South Carolina (State of) Public Service Authority, Series 2021 A, Ref. RB	4.00%	12/01/2034	45	45,426
South Carolina (State of) Public Service Authority, Series 2021 A, Ref. RB	4.00%	12/01/2035	10	9,986
South Carolina (State of) Public Service Authority, Series 2021 A, Ref. RB	4.00%	12/01/2036	10	9,913
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2039	380	362,636
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2040	65	67,190
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2043	155	159,058
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2031	90	98,314
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 A, Ref. RB	4.00%	10/01/2033	170	175,408
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2031	85	93,360
South Carolina (State of) Transportation Infrastructure Bank, Series 2024 A, Ref. RB	4.00%	10/01/2031	95	99,108
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	190	195,144
				1,824,133
South Dakota-0.17%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.00%	07/01/2031	310	333,209
Tennessee-0.54%
Chattanooga (City of), TN, Series 2025, Ref. RB	5.00%	09/01/2031	45	49,377
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	115	118,247
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2031	230	246,149
Memphis (City of), TN, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2047	70	71,593
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	250	257,515
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2031	65	67,690
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2031	45	48,965
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2026 D, Ref. GO Bonds	5.00%	01/01/2031	10	10,881
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

236

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 A, RB	5.00%	07/01/2031	$150	$160,675
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2031	10	10,954
				1,042,046
Texas-7.78%
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	5	5,408
Austin (City of), TX, Series 2021, Ref. RB	5.00%	11/15/2046	160	163,720
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2031	30	32,765
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2031	80	87,453
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2031	15	16,358
Austin Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2036	65	65,369
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	155	168,857
Bexar (County of), TX, Series 2022 B, Ctfs. of Obligations	4.75%	06/15/2048	20	20,043
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2031	155	169,156
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2031	110	120,046
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	4.00%	08/15/2035	50	51,075
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2031	325	354,683
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2031	70	76,393
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2031	115	125,558
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	205	209,174
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2037	155	154,408
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2038	40	39,244
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2039	10	9,679
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2040	15	14,297
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	125	135,264
Clear Creek Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	135	146,261
Comal Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2036	105	106,164
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	235	254,603
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2037	35	35,104
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	170	184,699
Dallas & Fort Worth (Cities of), TX, Series 2023 B, Ref. RB	5.00%	11/01/2031	85	92,898
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2031	90	96,771
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2031	70	75,266
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2031	100	109,292
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2031	60	65,575
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2031	105	113,371
Dallas (City of), TX, Series 2024 A, Ctfs. Of Obligations	5.00%	02/15/2031	220	237,540
Dallas (City of), TX, Series 2024 B, Ctfs. Of Obligations	5.00%	02/15/2031	5	5,399
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2031	15	16,196
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2031	145	156,560
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2031	95	105,380
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2031	100	108,667
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	145	158,173
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2046	170	173,495
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2052	60	60,616
El Paso (City of), TX, Series 2026, Ref. GO Bonds	5.00%	08/15/2031	10	10,886
Fort Worth (City of), TX, Series 2022, Ref. GO Bonds	4.13%	03/01/2042	390	369,343
Frisco Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	110	119,271
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	105	113,896
Georgetown (City of), TX, Series 2022, RB, (INS - AGI)(a)	5.00%	08/15/2042	130	134,009
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

237

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2031	$55	$60,216
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2047	10	10,201
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2031	85	92,652
Harris (County of), TX, Series 2024 A, Ref. GO Bonds	5.00%	09/15/2031	50	54,791
Harris (County of), TX, Series 2025 A, Ref. GO Bonds	5.00%	09/15/2031	55	60,271
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2031	35	37,866
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2026 A, Ref. RB	5.00%	12/01/2031	100	108,279
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2031	95	102,638
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2024, Ref. RB	5.00%	10/01/2031	440	477,550
Highland Park Independent School District/Dallas County, Series 2024, Ref. GO Bonds	5.00%	02/15/2031	60	65,083
Houston (City of), TX, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2031	195	212,410
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2031	50	54,557
Houston Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	70	76,113
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	55	60,023
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	40	43,614
Lamar Consolidated Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	75	81,517
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	60	65,393
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2033	100	107,423
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2034	140	149,623
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2035	85	90,393
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2036	155	164,241
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	05/15/2037	40	40,044
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	305	310,049
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, RB	5.00%	05/15/2051	110	110,807
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2036	145	153,324
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2037	220	231,141
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2038	80	83,579
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2040	45	46,571
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2041	55	56,731
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2042	50	51,470
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2043	55	56,472
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	120	121,694
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	140	152,044
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2031	55	56,510
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2031	120	130,691
North Texas Tollway Authority, Series 2021 B, RB	5.00%	01/01/2031	115	124,197
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2033	15	15,246
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2034	130	131,507
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2035	105	105,649
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2036	5	5,006
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2037	5	4,960
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2038	55	53,856
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2039	5	4,750
North Texas Tollway Authority, Series 2023 B, Ref. RB	5.00%	01/01/2031	395	426,589
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2031	20	21,710
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2031	125	134,997
North Texas Tollway Authority, Series 2025 A, Ref. RB	5.00%	01/01/2031	150	162,822
North Texas Tollway Authority, Series 2025, Ref. RB	5.00%	01/01/2031	30	32,399
Pearland Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	55	59,612
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2031	140	152,895
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2031	160	174,737
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

238

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2031	$190	$207,053
Permanent University Fund - University of Texas System, Series 2024 B, Ref. RB	5.00%	07/01/2031	45	49,039
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2031	85	92,629
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2031	65	70,662
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	10	10,847
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	190	193,854
Sabine-Neches Navigation District (Sabine-Neches Waterway), Series 2022, GO Bonds	5.25%	02/15/2052	265	271,297
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2038	40	41,782
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2039	185	192,262
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2040	160	165,475
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2041	125	128,819
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	210	214,956
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2049	10	10,179
San Antonio (City of), TX, Series 2021 A, Ref. RB	5.00%	05/15/2046	140	143,868
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2031	55	59,621
San Antonio (City of), TX, Series 2025 B, Ref. RB	5.00%	02/01/2031	20	21,680
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2031	5	5,387
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2031	65	70,589
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2031	50	54,238
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2031	265	290,533
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2031	50	54,720
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2031	205	223,019
Texas (State of) Transportation Commission, Series 2026, Ref. GO Bonds	5.00%	04/01/2031	15	16,318
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2031	340	367,357
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2031	110	118,335
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2031	215	235,250
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2033	80	86,772
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2034	255	274,897
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2035	55	55,860
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2036	105	106,058
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2031	95	104,202
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	10/15/2031	70	76,780
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2031	90	98,133
Texas State University Board of Regents, Series 2024 A, RB	5.00%	02/15/2031	35	37,950
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2031	60	64,861
Texas State University Board of Regents, Series 2026 A, Ref. RB	5.00%	03/15/2031	30	32,431
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2031	135	132,049
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2031	40	43,371
Williamson (County of), TX, Series 2024, GO Notes	5.00%	02/15/2031	60	64,992
				14,943,423
Utah-1.72%
Granite School District Board of Education, Series 2021, Ref. GO Bonds, (CEP - Utah School Bond Guaranty)	5.00%	06/01/2031	120	131,308
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2031	80	87,482
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2033	25	27,037
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2034	85	91,269
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2035	115	122,776
Intermountain Power Agency, Series 2022 A, Ref. RB	4.00%	07/01/2036	95	94,981
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2037	95	100,162
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2038	95	99,748
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2039	200	208,616
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2040	425	440,689
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2041	200	206,668
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	165	170,208
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2043	60	61,822
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	320	328,723
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

239

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	$545	$559,423
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2031	65	71,079
Jordan Valley Water Conservancy District, Series 2024 A, RB	5.00%	10/01/2054	5	5,050
Salt Lake City (City of), UT, Series 2021 B, RB	5.00%	07/01/2046	110	112,761
University of Utah (The) (Green Bonds), Series 2022 A, RB	5.00%	08/01/2046	80	82,240
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2031	150	164,056
Utah (State of) Transit Authority, Series 2007 A, Ref. RB, (INS - NATL)(a)	5.00%	06/15/2031	70	75,287
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2031	55	60,499
				3,301,884
Virginia-1.20%
Fairfax (County of), VA, Series 2021 A, RB	5.00%	07/15/2046	10	10,382
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2031	50	52,474
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2031	80	87,988
Fairfax (County of), VA, Series 2026 A, GO Bonds	5.00%	10/01/2031	30	32,995
Norfolk (City of), VA, Series 2021 A, GO Bonds	5.00%	03/01/2033	255	276,123
Richmond (City of), VA, Series 2026 B, Ref. RB	5.00%	01/15/2031	5	5,444
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2031	120	130,207
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022, RB	5.00%	02/01/2031	170	184,460
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2021 A, RB	4.00%	02/01/2033	30	30,672
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 A, RB	5.00%	02/01/2031	130	141,058
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 B, Ref. RB	5.00%	02/01/2031	185	200,736
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2021, RB	4.00%	02/01/2034	20	20,328
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2021, RB	4.00%	02/01/2037	45	45,097
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2031	20	21,701
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2031	155	169,747
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2033	310	336,276
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2034	80	81,623
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2035	25	25,359
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2036	105	105,921
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2038	25	24,873
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2031	110	120,466
Virginia (Commonwealth of) Transportation Board (I-81 Regional Corridor), Series 2021, RB	5.00%	05/15/2057	120	121,186
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2031	70	76,326
				2,301,442
Washington-5.17%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2031	165	181,242
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2033	190	206,785
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2034	165	178,653
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2035	50	53,837
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2036	140	149,952
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2040	90	85,492
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2043	80	83,331
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2031	150	163,604
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2040	310	322,960
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	335	347,650
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	4.00%	07/01/2042	55	53,287
Energy Northwest (Columbia Generating Station), Series 2025, Ref. RB	5.00%	07/01/2031	65	70,895
Energy Northwest (No. 1), Series 2021 A, Ref. RB	4.00%	07/01/2042	40	38,755
Energy Northwest (No. 3), Series 2021 A, Ref. RB	4.00%	07/01/2042	40	38,755
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

240

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Energy Northwest (No. 3), Series 2024 A, Ref. RB	5.00%	07/01/2031	$70	$76,348
Energy Northwest (No. 3), Series 2025 A, Ref. RB	5.00%	07/01/2031	35	38,174
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2031	130	141,289
King County School District No. 405 Bellevue, Series 2026, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2031	85	93,284
Pierce County School District No. 403 Bethel, Series 2021, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2039	70	68,603
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2041	10	9,662
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2031	110	119,677
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2046	250	257,085
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2051	20	20,267
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2031	50	54,873
Spokane County School District No. 81, Series 2012, GO Bonds, (CEP - Washington School Bond Guaranty)	3.00%	12/01/2031	75	72,454
Spokane County School District No. 81, Series 2021, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2037	55	55,828
Spokane County School District No. 81, Series 2021, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2038	40	40,387
Spokane County School District No. 81, Series 2021, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2039	85	85,371
Spokane County School District No. 81, Series 2021, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2040	15	14,995
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	170	174,343
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2031	255	272,633
Washington (State of), Series 2021 A, GO Bonds	5.00%	08/01/2033	65	70,538
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2038	80	84,310
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2039	70	73,412
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2040	65	67,832
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2041	80	83,038
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2042	75	77,672
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2044	50	51,586
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	160	164,783
Washington (State of), Series 2021 F, GO Bonds	5.00%	06/01/2045	105	108,360
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2031	85	91,333
Washington (State of), Series 2023, GO Bonds	5.00%	02/01/2031	130	141,282
Washington (State of), Series 2024 R-2025B, Ref. GO Bonds	5.00%	07/01/2031	265	289,533
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2031	80	87,406
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2031	35	38,280
Washington (State of), Series 2025 A, Ref. GO Bonds	5.00%	07/01/2031	5	5,463
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2031	30	32,811
Washington (State of), Series 2026 R, Ref. GO Bonds	5.00%	08/01/2031	20	21,874
Washington (State of), Series R-2021C, Ref. GO Bonds	5.00%	08/01/2031	55	60,154
Washington (State of), Series R-2021C, Ref. GO Bonds	4.00%	08/01/2035	60	61,270
Washington (State of), Series R-2021C, Ref. GO Bonds	4.00%	08/01/2036	60	60,851
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2031	160	174,812
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2031	185	202,336
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2031	80	86,154
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2031	290	317,175
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2034	155	167,387
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2035	105	112,791
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2036	165	176,293
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2037	245	260,215
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2038	115	121,538
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2039	100	105,061
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2031	65	70,641
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2033	320	345,323
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2034	60	64,486
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

241

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2035	$240	$256,794
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2036	185	196,989
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2037	140	148,311
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2031	65	71,091
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2031	190	206,490
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2031	100	108,679
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2031	85	92,965
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2031	65	70,641
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	175	182,986
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	20	20,800
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	110	113,911
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2045	130	134,361
Washington (State of) (Bid Group 2), Series 2026 R-C, Ref. GO Bonds	5.00%	08/01/2031	75	82,028
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2031	150	164,056
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2041	270	281,295
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2043	145	150,429
Washington (State of) Health Care Facilities Authority, Series 2025 A, Ref. RB	5.00%	08/15/2031	15	16,035
Whatcom (County of), WA Bellingham School District No. 501, Series 2021, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2037	185	184,480
				9,928,812
West Virginia-0.10%
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	195	199,351
Wisconsin-0.84%
Pleasant Prairie (Village of), WI, Series 2023 A, GO Bonds	4.00%	08/01/2033	85	87,307
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2031	175	187,887
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2031	205	220,096
Wisconsin (State of), Series 2022 A, GO Bonds	5.00%	05/01/2036	65	69,253
Wisconsin (State of), Series 2022-4, Ref. GO Bonds	5.00%	05/01/2031	210	229,251
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2031	100	109,304
Wisconsin (State of), Series 2024-2, Ref. GO Bonds	5.00%	05/01/2031	85	92,792
Wisconsin (State of), Series 2025-3, GO Bonds	5.00%	05/01/2031	210	229,347
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2031	170	186,059
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2031	190	207,949
				1,619,245
TOTAL INVESTMENTS IN SECURITIES(d)-98.72% (Cost $192,023,607)				189,544,457
OTHER ASSETS LESS LIABILITIES-1.28%				2,451,659
NET ASSETS-100.00%				$191,996,116

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

242

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
August 31, 2026
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

243

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)
August 31, 2026
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.73%
Alabama-0.68%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2032	$15	$16,422
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2034	65	70,497
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2035	160	172,477
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2036	90	96,457
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2037	115	122,346
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2042	145	150,052
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2047	335	345,432
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2052	15	15,287
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2032	105	116,147
Auburn University, Series 2025 B, Ref. RB	5.00%	06/01/2032	65	71,611
Cooper Green Mercy Health Services Authority, Series 2022, RB	5.25%	09/01/2047	40	41,215
Cooper Green Mercy Health Services Authority, Series 2022, RB	5.25%	09/01/2052	145	146,571
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.00%	10/01/2032	100	108,796
				1,473,310
Alaska-0.02%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2032	40	44,255
Arizona-0.59%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2032	75	82,907
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2023, RB	5.25%	11/01/2048	45	45,903
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2032	60	66,352
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2034	60	65,692
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2035	130	141,523
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2036	165	178,500
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2038	115	122,832
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2039	5	4,933
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2041	25	24,205
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2032	90	97,422
Maricopa County Unified School District No. 60 Higley, Series 2023, Ref. COP, (INS - AGI)(a)	5.00%	06/01/2053	25	25,111
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2032	65	71,853
Mesa (City of), AZ, Series 2022 A, RB, (INS - BAM)(a)	5.00%	07/01/2046	5	5,139
Queen Creek (Town of ), AZ, Series 2022, RB	5.00%	08/01/2047	5	5,137
Salt River Project Agricultural Improvement & Power District, Series 2022 A, Ref. RB	5.00%	01/01/2032	220	242,124
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2032	70	77,039
University of Arizona Board of Regents, Series 2025, Ref. RB	5.00%	07/01/2032	20	22,052
				1,278,724
Arkansas-0.17%
Beaver Water District of Benton & Washington Counties, Series 2025, RB	4.88%	04/15/2050	60	61,095
Beaver Water District of Benton & Washington Counties, Series 2025, RB	5.00%	04/15/2055	30	30,359
Fayetteville (City of), AR, Series 2022, RB(b)(c)	2.88%	11/01/2026	10	10,002
University of Arkansas, Series 2022 A, RB	5.00%	04/01/2047	50	51,277
University of Arkansas, Series 2022, RB	5.00%	04/01/2052	55	55,713
University of Arkansas (Fayetteville Campus), Series 2022 A, RB	5.00%	11/01/2047	40	41,030
University of Arkansas (Fayetteville Campus), Series 2022 A, RB	5.25%	11/01/2052	125	128,092
				377,568
California-16.28%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGI)(a)	5.00%	10/01/2052	250	253,526
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	60	62,864
Alhambra Unified School District (Election of 2016), Series 2022 B, GO Bonds	5.25%	08/01/2047	295	310,542
Alisal Union School District, Series 2022 B, GO Bonds	4.25%	08/01/2054	25	23,459
Alum Rock Union Elementary School District (Election of 2016), Series 2022 A, Ref. GO Bonds	5.25%	08/01/2047	20	20,915
Bay Area Toll Authority, Series 2024, Ref. RB	5.00%	04/01/2032	80	89,646
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

244

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2040	$140	$149,839
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2041	190	202,560
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2042	100	106,362
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	80	84,852
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2044	40	42,296
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2045	50	52,784
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	3.00%	04/01/2032	80	77,013
Brentwood Union School District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2052	165	171,459
California (State of), Series 2007, Ref. GO Bonds, (INS - AGI)(a)	5.25%	08/01/2032	360	399,023
California (State of), Series 2016, Ref. GO Bonds	2.50%	09/01/2032	110	102,564
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2032	185	181,110
California (State of), Series 2018, GO Bonds	3.00%	10/01/2032	170	166,320
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	420	463,986
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2032	55	60,159
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2032	90	98,342
California (State of), Series 2022, GO Bonds	5.00%	04/01/2032	155	171,233
California (State of), Series 2022, GO Bonds	5.00%	09/01/2032	140	155,349
California (State of), Series 2022, GO Bonds	5.00%	09/01/2034	160	175,536
California (State of), Series 2022, GO Bonds	5.00%	09/01/2035	185	201,895
California (State of), Series 2022, GO Bonds	5.00%	09/01/2036	55	59,857
California (State of), Series 2022, GO Bonds	5.00%	09/01/2039	120	128,587
California (State of), Series 2022, GO Bonds	5.00%	04/01/2047	10	10,423
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	165	174,793
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	220	227,851
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2032	280	311,257
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	330	359,108
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2035	550	600,229
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2036	155	168,688
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2037	55	59,448
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2037	475	514,997
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	10	9,732
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	250	263,840
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	35	34,044
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	380	402,446
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	515	546,141
California (State of), Series 2023, GO Bonds	5.00%	10/01/2032	40	44,425
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2032	215	238,572
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2032	40	44,385
California (State of), Series 2024, GO Bonds	5.00%	09/01/2032	35	38,837
California (State of), Series 2024, GO Bonds	5.00%	09/01/2032	20	22,193
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2032	320	354,772
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2032	15	16,630
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2032	220	244,120
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2032	70	77,261
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2032	150	166,299
California (State of), Series 2026, Ref. GO Bonds	5.00%	10/01/2032	45	49,979
California (State of) Department of Water Resources, Series 2022, Ref. RB	5.00%	12/01/2035	75	83,385
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2032	225	255,554
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2034	15	16,778
California (State of) Department of Water Resources (Central Valley), Series 2025 BG, RB	5.00%	12/01/2032	40	45,432
California (State of) Educational Facilities Authority (Stanford University), Series 2012 U-2, Ref. RB	5.00%	10/01/2032	170	191,730
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2032	40	45,038
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2032	50	56,272
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2034	40	44,679
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2035	125	138,801
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

245

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2036	$45	$49,669
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2037	15	15,457
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2039	75	76,093
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2040	30	30,237
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2041	20	20,062
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2042	15	15,007
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2043	30	29,784
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	370	386,950
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	100	103,440
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts), Series 2024, Ref. RB	5.00%	01/01/2032	50	54,589
California (State of) Municipal Finance Authority (Corelink-Scripps Holdings LLC), Series 2025, RB	5.00%	07/01/2050	30	30,515
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGI)(a)	5.25%	11/01/2052	50	49,099
California (State of) Municipal Finance Authority (Samuel Merritt University), Series 2022, RB	5.25%	06/01/2053	150	153,010
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	80	82,888
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2032	10	11,011
California (State of) Public Works Board, Series 2021, RB	5.00%	11/01/2032	25	27,335
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2032	25	27,254
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2032	25	27,254
California (State of) Public Works Board, Series 2023 B, Ref. RB	5.00%	12/01/2035	345	377,096
California (State of) Public Works Board, Series 2023 B, Ref. RB	5.00%	12/01/2036	150	163,453
California (State of) Public Works Board, Series 2023, Ref. RB	5.00%	09/01/2032	105	116,329
California (State of) Public Works Board, Series 2023, Ref. RB	5.00%	12/01/2032	125	138,853
California (State of) Public Works Board, Series 2023, Ref. RB	5.00%	12/01/2034	60	65,863
California (State of) Public Works Board, Series 2023, Ref. RB	5.00%	12/01/2037	30	32,451
California (State of) Public Works Board, Series 2024, Ref. RB	5.00%	09/01/2032	20	22,158
California (State of) Public Works Board (Green Bonds), Series 2022 D, RB	4.00%	05/01/2043	40	38,608
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGI)(a)	5.25%	08/15/2052	205	205,217
California (State of) Statewide Communities Development Authority (Sequoia Living), Series 2025 A, Ref. RB, (INS - Cal-Mortgage)(a)	5.00%	07/01/2055	100	98,697
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	5.25%	08/01/2052	115	119,441
Coachella Valley Water District, Series 2022 A, COP	5.00%	08/01/2047	50	52,066
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2032	80	84,436
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2032	15	16,871
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2032	5	5,624
East Bay Municipal Utility District (Green Bonds), Series 2022 A, RB	5.00%	06/01/2036	20	21,982
East Bay Municipal Utility District (Green Bonds), Series 2022 A, RB	5.00%	06/01/2037	50	54,530
East Bay Municipal Utility District (Green Bonds), Series 2022 A, RB	5.00%	06/01/2038	50	54,213
Gavilan Joint Community College District, Series 2024 C, GO Bonds	5.00%	08/01/2048	20	20,568
Hercules Redevelopment Agency Successor Agency, Series 2022 A, Ref. RB, (INS - AGI)(a)	5.00%	08/01/2042	90	93,478
Indio Finance Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.25%	11/01/2042	100	106,000
Indio Finance Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.25%	11/01/2047	150	157,009
Indio Finance Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.25%	11/01/2052	120	123,549
Kern Community College District, Series 2022 D, GO Bonds	5.25%	08/01/2038	85	93,064
Kern Community College District, Series 2022 D, GO Bonds	5.25%	08/01/2039	30	32,584
Kern Community College District, Series 2022 D, GO Bonds	5.25%	08/01/2040	50	53,897
Kern High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2032	130	146,303
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

246

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2032	$55	$61,517
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2032	10	11,196
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	35	36,463
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2032	140	153,036
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2034	95	102,460
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2035	55	58,899
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2036	45	47,960
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2037	65	68,873
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2039	490	510,897
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2040	145	150,422
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2041	85	87,820
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2042	515	531,068
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	255	261,540
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	75	76,272
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2052	40	40,322
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2036	140	148,565
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2037	110	116,210
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2038	45	47,267
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2039	90	93,850
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2040	300	311,229
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	245	252,649
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2043	95	97,705
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	55	55,992
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2052	250	252,329
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2036	100	106,633
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2037	195	206,932
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2038	145	152,917
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2038	75	78,558
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2039	80	83,707
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2039	210	218,269
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	120	124,144
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	180	187,297
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	255	262,813
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	135	139,901
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	50	51,441
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	55	56,859
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	130	134,007
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	110	112,607
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2039	50	52,317
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2040	40	41,621
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2041	155	160,627
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2042	30	31,014
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2043	190	195,856
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	35	35,683
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	200	202,016
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2032	15	16,397
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2032	10	10,931
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2032	55	60,121
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2032	5	5,466
Los Angeles (City of), CA Department of Water & Power, Series 2025 B, Ref. RB	5.00%	07/01/2032	160	174,899
Los Angeles (City of), CA Department of Water & Power, Series 2025 B, Ref. RB	5.00%	07/01/2032	100	109,312
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.00%	07/01/2032	20	21,862
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2032	65	71,614
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2032	75	83,928
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2032	10	11,213
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2032	35	39,430
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2032	15	16,916
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

247

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2035	$255	$282,904
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2036	165	181,515
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2037	60	65,644
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2032	145	140,152
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2032	95	104,470
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2033	65	71,118
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2034	70	76,205
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2035	50	54,126
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2036	80	81,835
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2037	10	10,159
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2038	50	50,327
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2039	125	124,401
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2040	30	29,660
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2041	45	44,017
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2032	605	670,493
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2032	30	33,248
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2032	35	39,468
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2036	120	132,187
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2032	155	174,203
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2052	10	10,407
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2032	60	66,938
Ontario (City of), CA Public Financing Authority (Civic Center Improvements), Series 2022 A, RB, (INS - AGI)(a)	5.00%	11/01/2052	10	10,245
Ontario (City of), CA Public Financing Authority (Civic Center Improvements), Series 2022, RB, (INS - AGI)(a)	5.00%	11/01/2047	25	25,878
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2032	50	54,901
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	205	211,899
Peralta Community College District, Series 2022 B, GO Bonds	5.25%	08/01/2042	235	251,652
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2034	100	110,213
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2037	195	209,866
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2038	350	374,260
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2039	275	292,012
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2040	200	211,321
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	55	57,718
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	225	235,278
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	300	289,919
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	1,055	1,094,755
Regents of the University of California Medical Center, Series 2022, RB	5.00%	05/15/2035	180	196,954
Regents of the University of California Medical Center, Series 2022, RB	5.00%	05/15/2036	255	276,587
Riverside (City of), CA, Series 2022 A, RB	5.00%	10/01/2052	10	10,248
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2032	245	276,752
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2032	150	169,908
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2032	50	56,451
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	70	72,907
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	200	206,101
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2032	5	5,611
San Diego (County of), CA Regional Transportation Commission, Series 2026 A, Ref. RB	5.00%	04/01/2032	25	28,056
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	105	109,281
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2032	130	142,789
San Diego Unified School District (Election of 2008), Series 2026 SR-6, Ref. GO Bonds	5.00%	07/01/2032	5	5,621
San Diego Unified School District (Election of 2018), Series 2025 SR-5B, GO Bonds	5.00%	07/01/2032	40	44,968
San Diego Unified School District (Green Bonds), Series 2021 E-2, GO Bonds	4.00%	07/01/2032	40	42,276
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2042	45	47,710
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2032	15	16,785
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2032	85	95,115
San Francisco (City & County of), CA, Series 2025, Ref. COP	5.00%	04/01/2032	60	66,806
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2052	535	547,988
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

248

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2032	$100	$109,608
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 A, RB	5.00%	11/01/2053	10	10,281
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB(b)(c)	5.00%	10/01/2032	15	16,846
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2035	45	49,578
San Francisco (City & County of), CA Public Utilities Commission, Series 2023, RB	5.00%	11/01/2048	205	214,292
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2032	20	22,436
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2032	70	78,447
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2034	25	27,734
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2035	85	93,648
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2036	40	43,804
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2037	75	81,584
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2038	45	48,632
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2039	10	10,730
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.25%	10/01/2040	45	48,708
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2041	35	37,302
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 B, Ref. RB(b)(c)	5.00%	10/01/2032	20	22,461
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/01/2032	250	280,450
San Francisco (City of), CA, Series 2025, Ref. RB	5.00%	11/01/2032	50	56,090
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2032	55	52,972
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.00%	08/01/2039	205	219,323
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.25%	08/01/2047	105	110,583
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, Ref. GO Bonds	5.00%	08/01/2032	30	33,675
San Francisco Bay Area Rapid Transit District (Election of 2021), Series 2022, GO Bonds	5.00%	08/01/2040	45	47,874
San Joaquin Hills Transportation Corridor Agency, Series 2021, Ref. RB	4.00%	01/15/2034	50	51,048
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	110	115,243
San Jose (City of), CA Financing Authority (Green Bonds), Series 2022 B, RB	5.00%	11/01/2052	15	15,537
San Jose Evergreen Community College District (Election of 2016), Series 2023 C, GO Bonds	4.00%	09/01/2043	50	48,650
San Jose Unified School District, Series 2025, Ref. GO Bonds	5.00%	08/01/2032	35	39,348
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	120	125,972
San Luis Coastal Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2050	35	36,011
San Mateo (City of), CA, Series 2022, Ref. RB, (INS - BAM)(a)	5.25%	09/01/2044	100	105,587
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2034	155	173,574
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 A, RB	5.00%	08/01/2047	60	62,543
Santa Clara Unified School District (Election of 2018), Series 2025, GO Bonds	4.00%	07/01/2032	10	10,639
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2032	60	67,400
Santa Clarita Community College District, Series 2022, GO Bonds	5.25%	08/01/2045	40	43,067
Santa Clarita Community College District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	70	74,651
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	155	159,044
South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner), Series 2022, RB	5.00%	06/01/2047	75	77,903
South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner), Series 2022, RB	5.00%	06/01/2052	10	10,231
State Center Community College District, Series 2022 C, GO Bonds	5.00%	08/01/2047	175	182,976
Sweetwater Union High School District (Election of 2018), Series 2022 A-1, GO Bonds	5.00%	08/01/2052	50	51,236
University of California, Series 2021 Q, Ref. RB	5.00%	05/15/2032	55	60,037
University of California, Series 2022 BK, RB	5.00%	05/15/2032	785	869,216
University of California, Series 2022 BK, RB	5.00%	05/15/2052	780	806,578
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2032	40	44,247
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2034	145	159,023
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2035	60	65,576
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2036	55	59,707
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2037	55	59,370
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

249

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2038	$170	$182,198
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2032	125	138,410
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2032	140	155,019
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2032	135	149,483
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2032	35	38,755
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2032	40	44,291
University of California, Series 2026 CE, Ref. RB	5.00%	11/15/2032	45	50,098
University of California, Series 2026 CF, Ref. RB	5.00%	11/15/2032	20	22,266
Ventura Unified School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2046	65	68,057
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	4.25%	08/01/2044	35	34,279
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	300	312,859
				35,165,555
Colorado-3.27%
Brighton (City of), CO (Water System), Series 2022, RB	5.00%	06/01/2052	200	202,488
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2032	55	59,813
Colorado (State of), Series 2022, COP	6.00%	12/15/2038	290	327,227
Colorado (State of), Series 2022, COP	6.00%	12/15/2039	150	168,077
Colorado (State of), Series 2022, COP	6.00%	12/15/2040	265	295,784
Colorado (State of), Series 2022, COP	6.00%	12/15/2041	275	305,637
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2032	175	194,499
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2038	25	26,613
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2039	130	137,411
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.00%	11/01/2040	45	46,293
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.00%	11/01/2041	45	46,229
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.00%	11/01/2042	30	30,742
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	250	260,885
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2052	20	20,313
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2025 A, Ref. RB	5.00%	09/01/2032	350	376,812
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2032	150	163,703
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2047	260	264,001
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022, Ref. RB	5.00%	05/15/2052	320	321,126
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2034	45	48,447
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2035	45	48,147
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2036	190	202,124
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2037	200	211,326
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2044	260	266,343
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2045	115	117,562
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2054	355	355,809
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024, Ref. RB	5.00%	05/15/2032	65	70,938
Colorado (State of) Regional Transportation District, Series 2013 A, Ref. RB	5.00%	11/01/2032	40	44,346
Colorado (State of) Regional Transportation District, Series 2024, Ref. COP	5.00%	06/01/2032	110	121,188
Colorado School of Mines, Series 2022 B, Ref. RB, (INS - AGI)(a)	5.25%	12/01/2052	30	30,765
Colorado Springs (City of), CO, Series 2022 B, RB	5.00%	11/15/2047	10	10,284
Colorado Springs (City of), CO, Series 2022 B, RB	5.25%	11/15/2052	70	72,460
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2032	30	33,327
Denver (City & County of), CO, Series 2022 A, GO Bonds	5.00%	08/01/2037	30	32,288
Denver (City & County of), CO, Series 2022 B, RB	5.00%	11/15/2047	40	41,084
Denver (City & County of), CO, Series 2022 B, RB	5.25%	11/15/2053	100	103,346
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.25%	11/15/2047	50	52,356
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.25%	11/15/2053	85	87,844
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2032	5	5,519
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2032	40	44,289
Denver (City & County of), CO Board of Water Commissioners (The), Series 2022 A, RB	5.00%	12/15/2052	250	255,630
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2034	35	38,272
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2035	25	27,184
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2036	40	43,219
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2037	45	48,320
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

250

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2038	$85	$90,730
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2039	60	63,629
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2040	65	68,621
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2041	20	21,069
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	100	105,079
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	190	197,956
Gunnison Watershed School District No. Re 1J, Series 2023, GO Bonds	5.00%	12/01/2047	20	20,525
Park Creek Metropolitan District, Series 2024 A, RB, (INS - AGI)(a)	5.00%	12/01/2043	50	51,710
Park Creek Metropolitan District, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2037	50	53,012
Park Creek Metropolitan District, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2038	50	52,661
Park Creek Metropolitan District, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2039	35	36,606
Park Creek Metropolitan District, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2040	30	31,234
Park Creek Metropolitan District, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2041	120	124,697
Park Creek Metropolitan District, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2043	30	31,026
Parker Water & Sanitation District, Series 2012, Ref. GO Bonds	3.00%	08/01/2032	100	96,407
Pueblo (City of), CO (Green Bonds), Series 2022, COP	4.50%	07/01/2046	70	68,849
Pueblo (City of), CO (Green Bonds), Series 2022, COP	5.00%	07/01/2049	160	158,946
Rangeview Library District, Series 2022 A, COP	4.75%	12/15/2052	35	34,012
Weld County School District No. RE-4, Series 2023, GO Bonds	5.25%	12/01/2047	100	104,415
				7,071,254
Connecticut-1.40%
Ansonia (City of), CT, Series 2024, COP	4.75%	12/01/2045	185	187,286
California (State of), Series 2024 E, Ref. GO Bonds	5.00%	09/01/2032	5	5,537
California (State of), Series 2026 B, Ref. GO Bonds	5.00%	09/15/2032	20	22,155
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2032	80	78,174
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2032	70	76,055
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2032	30	32,787
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2032	175	182,721
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2034	90	92,235
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2035	10	10,198
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2032	50	55,272
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2032	40	44,311
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2032	15	16,645
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2034	30	32,851
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2036	160	173,098
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2040	65	68,383
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2042	35	36,617
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2032	50	55,485
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2032	70	77,446
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2032	75	82,907
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2032	95	104,500
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2032	15	16,531
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2032	160	177,635
Connecticut (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/15/2032	30	33,204
Connecticut (State of), Series 2026 A, Ref. RB	5.00%	07/01/2032	15	16,582
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	3.00%	06/01/2032	125	122,165
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2035	120	122,376
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2036	15	15,198
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2037	210	211,709
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2035	35	38,081
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2037	45	48,303
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2038	80	85,298
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2039	100	105,807
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2041	45	47,199
Connecticut (State of) (Social Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2032	85	93,636
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB(b)	5.00%	07/01/2032	15	16,539
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2032	60	66,326
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

251

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Transportation Infrastructure), Series 2023 A, RB(b)	5.00%	07/01/2032	$10	$11,026
Connecticut (State of) (Transportation Infrastructure), Series 2023 A, RB	5.00%	07/01/2032	10	11,054
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2032	175	193,450
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University), Series 2025 O, Ref. RB	5.00%	07/01/2032	45	49,165
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2022 M, Ref. RB	4.00%	07/01/2035	35	34,692
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2022, Ref. RB	4.00%	07/01/2038	50	48,025
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2024, Ref. RB	5.00%	07/01/2032	20	22,097
				3,020,761
Delaware-0.17%
Delaware (State of), Series 2021, Ref. GO Bonds	4.00%	02/01/2032	45	47,020
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2032	66	73,165
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2032	225	249,903
				370,088
District of Columbia-1.74%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2032	100	110,431
District of Columbia, Series 2022 A, RB	5.00%	07/01/2034	85	92,941
District of Columbia, Series 2022 A, RB	5.00%	07/01/2035	145	157,503
District of Columbia, Series 2022 A, RB	5.00%	07/01/2036	125	134,991
District of Columbia, Series 2022 A, RB	5.00%	07/01/2037	110	118,039
District of Columbia, Series 2022 A, RB	5.00%	07/01/2039	80	84,728
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	90	94,790
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	110	115,382
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	240	251,260
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	305	313,780
District of Columbia, Series 2022 A, RB	5.50%	07/01/2047	30	31,774
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2032	80	88,626
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2034	90	98,688
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2035	95	103,447
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2036	235	254,288
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2037	135	145,090
District of Columbia, Series 2022, RB	5.00%	07/01/2038	75	79,980
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2032	60	65,909
District of Columbia, Series 2023 C, RB	5.00%	10/01/2032	265	293,231
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2032	55	60,757
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2032	5	5,523
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2032	120	132,938
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2032	70	77,236
District of Columbia, Series 2026 A, GO Bonds	5.00%	06/01/2032	60	66,202
District of Columbia, Series 2026 B, Ref. GO Bonds	5.00%	06/01/2032	100	110,337
District of Columbia Water & Sewer Authority, Series 2022 C1, RB	5.00%	10/01/2035	155	167,187
District of Columbia Water & Sewer Authority, Series 2026 A, Ref. RB	5.00%	10/01/2032	55	60,827
District of Columbia Water & Sewer Authority, Series 2026, Ref. RB	5.00%	10/01/2032	55	60,827
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 B, RB	5.00%	10/01/2047	220	226,576
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2032	120	129,543
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series 2023, RB	5.00%	07/15/2032	30	32,838
				3,765,669
Florida-3.86%
Bay County School Board, Series 2022 A, COP, (INS - AGI)(a)	4.25%	07/01/2047	90	87,639
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2042	75	76,567
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2052	290	285,039
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

252

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2040	$50	$51,462
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2041	110	112,612
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2047	305	306,736
Broward (County of), FL, Series 2022, RB	5.00%	01/01/2047	150	153,211
Broward (County of), FL School District, Series 2022 B, COP	5.00%	07/01/2035	130	138,888
Broward (County of), FL School District, Series 2022 B, COP	5.00%	07/01/2036	145	153,836
Capital Trust Authority (UF Health), Series 2025 A, Ref. RB	5.00%	12/01/2032	210	226,936
Central Florida Expressway Authority, Series 2016 A, Ref. RB	3.00%	07/01/2032	320	310,426
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2032	40	43,224
Central Florida Expressway Authority, Series 2024 B, RB, (INS - AGI)(a)	5.00%	07/01/2032	115	127,125
Central Florida Expressway Authority, Series 2025 A, RB	5.00%	07/01/2032	55	60,613
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2032	110	121,554
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2032	80	88,403
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2032	295	325,986
Florida (State of), Series 2026 A, Ref. GO Bonds	5.00%	06/01/2032	10	11,050
Florida (State of) (Capital Outlay), Series 2025 A, Ref. GO Bonds	5.00%	06/01/2032	85	93,928
Florida (State of) (Right-of-Way Acquisition), Series 2021 B, Ref. GO Bonds	5.00%	07/01/2032	140	155,155
Florida (State of) Board of Governors (Florida State University), Series 2022 A, RB	4.00%	07/01/2042	15	14,668
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2047	75	76,866
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2052	165	167,053
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2032	55	52,306
Florida Development Finance Corp. (Tampa General Hospital), Series 2024, RB	5.25%	08/01/2049	75	76,581
Florida Development Finance Corp. (Tampa General Hospital), Series 2024, RB	5.25%	08/01/2055	10	10,113
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.00%	07/01/2053	120	121,801
Hollywood (City of), FL, Series 2022, GO Bonds	5.00%	07/01/2047	20	20,426
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.00%	10/01/2032	100	110,070
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2032	55	60,539
Jacksonville (City of), FL, Series 2026, Ref. RB	5.00%	10/01/2032	5	5,504
JEA Electric System, Third Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2032	55	60,795
Lee (County of), FL Industrial Development Authority (Lee Health System), Series 2026, RB	5.00%	04/01/2032	50	54,510
Manatee (County of), FL, Series 2022, Ref. RB	5.25%	10/01/2047	75	78,191
Miami (City of) & Dade (County of), FL School Board (The), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.00%	03/15/2047	10	10,261
Miami (City of) & Dade (County of), FL School Board (The), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.00%	03/15/2052	45	45,650
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2032	20	21,766
Miami-Dade (County of), FL, Series 2022 A, RB	5.00%	04/01/2046	100	102,565
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2043	35	36,385
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2044	50	51,820
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2045	5	5,172
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2046	10	10,303
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2047	50	51,295
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2048	195	199,281
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2049	555	565,403
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2051	50	50,672
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2052	335	338,488
Miami-Dade (County of), FL, Series 2023 A, RB	5.00%	04/01/2048	15	15,272
Miami-Dade (County of), FL, Series 2024 B, RB	5.00%	10/01/2032	80	88,336
Miami-Dade (County of), FL, Series 2025 B, Ref. RB	5.00%	10/01/2032	35	38,647
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2032	10	10,849
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2032	160	173,897
Orange (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	50	54,921
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB, (INS - AGI)(a)	5.00%	11/01/2052	130	130,670
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2035	140	153,090
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

253

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2036	$75	$81,451
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2037	50	53,921
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2038	135	144,605
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2039	95	101,047
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2040	65	68,755
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2032	125	137,444
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	50	54,583
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2047	25	25,826
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2052	135	137,669
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	5.00%	07/01/2052	100	98,538
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2026, Ref. RB	5.00%	07/01/2032	115	125,071
Seminole (County of), FL, Series 2022, Ref. RB	5.00%	10/01/2052	305	311,079
Seminole (County of), FL School District, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2032	45	49,663
South Miami (City of), FL (Baptist Health South Florida Obligated Group), Series 2025, RB	5.00%	08/15/2032	5	5,477
St. Johns (County of), FL, Series 2022, RB	5.00%	06/01/2052	250	255,106
Tallahassee (City of), FL, Series 2024, RB	5.00%	10/01/2049	60	60,656
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	100	102,312
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.25%	10/01/2057	170	175,695
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.25%	10/01/2047	40	41,515
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.00%	10/01/2052	230	233,016
Volusia (County of), FL School Board, Series 2025 B, Ref. COP, (INS - AGI)(a)	5.00%	08/01/2032	65	71,434
				8,329,419
Georgia-2.32%
Atlanta (City of), GA, Series 2022 A, RB	5.00%	07/01/2047	150	153,544
Atlanta (City of), GA, Series 2022 A-1, GO Bonds(b)(c)	5.00%	12/01/2032	10	11,102
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2039	20	21,139
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2041	20	20,894
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2042	110	114,639
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2032	45	49,970
Atlanta (City of), GA (Green Bonds), Series 2026, Ref. RB	5.00%	11/01/2032	95	105,379
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds(b)(c)	5.00%	12/01/2032	90	99,920
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds(b)	5.00%	12/01/2032	50	55,511
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2036	190	206,038
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2037	70	75,394
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2038	70	74,883
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2039	35	37,175
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2040	25	26,404
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2042	250	262,606
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, Ref. GO Bonds	5.00%	12/01/2035	95	104,739
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2032	75	83,078
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2034	45	49,345
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2035	90	98,064
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2036	65	70,399
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2037	50	53,791
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2038	105	112,229
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2039	30	31,837
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2040	105	110,772
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	10	10,502
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2052	20	20,336
Douglas (County of), GA School District, Series 2025, GO Bonds	5.00%	04/01/2032	105	116,053
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2034	110	121,014
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2035	60	65,606
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2036	55	59,790
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2032	65	71,739
Georgia (State of) (Bid Group 1), Series 2022 A, GO Bonds	5.00%	07/01/2032	50	55,497
Georgia (State of) (Bid Group 1), Series 2022 A, GO Bonds	4.00%	07/01/2042	100	97,849
Georgia (State of) (Bid Group 4), Series 2026 C, Ref. GO Bonds	4.00%	12/01/2032	30	31,664
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

254

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2032	$105	$114,751
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2032	70	77,696
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2032	140	155,393
Georgia (State of) Municipal Electric Authority, Series 2021 A, Ref. RB	5.00%	01/01/2034	80	86,020
Georgia (State of) Municipal Electric Authority, Series 2021, Ref. RB	5.00%	01/01/2046	60	61,159
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	5.00%	07/01/2052	5	4,965
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2032	60	66,393
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2034	25	27,377
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2035	45	48,980
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2036	45	48,621
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2037	80	85,803
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2038	10	10,659
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2039	15	16,138
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2041	65	68,077
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2042	20	20,896
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2043	15	15,883
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2047	165	169,664
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2052	300	309,881
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2032	100	110,478
Metropolitan Atlanta Rapid Transit Authority, Series 2007 A, Ref. RB(b)	5.25%	07/01/2032	15	16,515
Metropolitan Atlanta Rapid Transit Authority, Series 2024 B, RB	5.00%	07/01/2032	95	105,338
Metropolitan Atlanta Rapid Transit Authority, Series 2025 B, Ref. RB	5.00%	07/01/2032	5	5,544
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2023 B, RB	5.00%	07/01/2032	35	38,809
Paulding (County of), GA Hospital Authority (Wellstar Health System, Inc.), Series 2022, Ref. RB	5.00%	04/01/2042	100	102,684
Paulding (County of), GA Hospital Authority (Wellstar Health System, Inc.), Series 2022, Ref. RB	5.00%	04/01/2043	30	30,687
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2032	210	231,327
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.00%	09/01/2032	160	176,249
Private Colleges & Universities Authority (Mercer University), Series 2022, Ref. RB	5.25%	10/01/2051	35	35,393
Richmond (County of), GA Board of Education, Series 2025, GO Bonds	5.00%	10/01/2032	75	83,122
				5,003,404
Guam-0.09%
Guam (Territory of) Power Authority, Series 2022 A, Ref. RB	5.00%	10/01/2034	65	68,553
Guam (Territory of) Power Authority, Series 2022 A, Ref. RB	5.00%	10/01/2041	60	60,960
Guam (Territory of) Power Authority, Series 2022 A, Ref. RB	5.00%	10/01/2042	40	40,685
Guam (Territory of) Power Authority, Series 2022 A, Ref. RB	5.00%	10/01/2043	20	20,356
				190,554
Hawaii-0.13%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2032	135	130,540
Honolulu (City & County of), HI, Series 2022 A, RB	5.00%	07/01/2047	10	10,269
Honolulu (City & County of), HI, Series 2025 D, Ref. GO Bonds	5.00%	07/01/2032	115	127,189
Honolulu (City & County of), HI, Series 2025, Ref. RB	5.00%	07/01/2032	15	16,590
				284,588
Idaho-0.31%
Boise (City of), ID, Series 2022, Ref. RB	5.00%	09/01/2047	15	15,420
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	330	338,186
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2032	225	249,134
Idaho State Building Authority (Schools Modernization), Series 2025, RB	5.00%	06/01/2032	50	55,363
Western (College of), ID, Series 2022, COP	5.00%	08/01/2052	5	5,039
				663,142
Illinois-6.41%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2032	125	128,347
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2048	150	154,323
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2032	205	223,816
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2032	100	109,106
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2033	30	32,552
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

255

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2034	$70	$76,022
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2034	75	80,614
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2035	80	86,052
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2035	275	292,969
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2036	150	159,894
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2036	85	90,002
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2037	25	26,548
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2037	70	73,669
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2038	70	73,889
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2038	45	47,134
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2039	40	41,964
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2039	85	88,479
Chicago (City of), IL, Series 2025 B, GO Bonds	5.00%	01/01/2032	30	30,969
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2040	130	135,233
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2041	70	72,313
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2039	35	36,684
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2032	190	207,440
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2007 C, Ref. GO Bonds	5.25%	12/01/2032	140	156,563
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2032	55	60,048
Chicago (City of), IL O’Hare International Airport, Series 2025 C, Ref. RB	5.00%	01/01/2032	290	316,618
Chicago (City of), IL O’Hare International Airport, Series 2025 D, Ref. RB	5.00%	01/01/2032	20	21,836
Cook (County of), IL, Series 2022 A, Ref. RB	5.00%	11/15/2042	75	77,503
Cook (County of), IL, Series 2022 A, Ref. RB	5.25%	11/15/2045	370	384,520
Cook (County of), IL, Series 2024, Ref. RB	5.00%	11/15/2042	130	134,338
Cook (County of), IL, Series 2024, Ref. RB	5.00%	11/15/2043	80	82,291
Illinois (State of), Series 2016 D, Ref. RB	3.00%	06/15/2032	65	61,734
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2032	75	79,884
Illinois (State of), Series 2021 B, GO Bonds	5.00%	12/01/2032	105	112,413
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2032	80	86,263
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2034	90	95,994
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2035	165	175,047
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2036	115	121,318
Illinois (State of), Series 2022 A, GO Bonds	5.25%	03/01/2037	100	106,135
Illinois (State of), Series 2022 A, GO Bonds	5.25%	03/01/2038	270	284,860
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	330	346,157
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	135	139,588
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2032	20	21,635
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2034	105	112,268
Illinois (State of), Series 2022 B, GO Bonds	5.25%	10/01/2035	170	183,080
Illinois (State of), Series 2022 B, GO Bonds	5.25%	10/01/2036	70	74,903
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2032	90	97,045
Illinois (State of), Series 2022 C, GO Bonds	5.00%	10/01/2038	60	62,540
Illinois (State of), Series 2022 C, GO Bonds	5.50%	10/01/2041	20	21,100
Illinois (State of), Series 2022 C, GO Bonds	5.25%	10/01/2046	10	10,207
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2032	125	134,913
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2032	70	75,786
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2034	135	144,097
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2035	140	148,613
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2036	150	158,296
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2037	95	99,634
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2038	240	253,297
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2039	125	131,113
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2040	95	99,030
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2041	175	181,429
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2042	25	25,817
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2043	60	61,785
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	385	398,186
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2032	30	32,379
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

256

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2032	$240	$259,139
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2034	240	255,321
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2035	270	286,780
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2036	270	285,030
Illinois (State of), Series 2024 A, RB	5.00%	06/15/2032	170	184,114
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2032	135	145,706
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2032	185	199,284
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2032	75	81,227
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2032	65	70,396
Illinois (State of), Series 2025 C, GO Bonds	5.25%	09/01/2032	115	126,021
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2032	190	203,526
Illinois (State of) Finance Authority (Green Bonds), Series 2025 B, RB	5.00%	07/01/2032	85	93,866
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2038	155	161,912
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2039	35	36,321
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2047	585	590,387
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2051	440	438,267
Illinois (State of) Finance Authority (Rush University System), Series 2025 A, Ref. RB	5.00%	11/15/2032	320	347,185
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 A, Ref. RB	5.00%	04/01/2032	180	196,526
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 B, Ref. RB	5.00%	04/01/2032	30	32,754
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2032	85	93,215
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2047	260	261,853
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	300	294,142
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2025, Ref. RB	5.00%	04/01/2032	150	163,771
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	4.00%	01/01/2040	165	160,069
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2041	135	139,989
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2043	250	257,974
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	435	445,476
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2032	40	43,754
Illinois Municipal Electric Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	02/01/2032	20	21,771
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2032	165	178,459
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2032	60	64,894
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2032	20	21,767
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2032	55	59,991
				13,839,169
Indiana-0.97%
Greater Clark Building Corp., Series 2022, RB, (CEP - Indiana Higher Education Intercept Program)	6.00%	07/15/2038	100	111,660
Greater Clark Building Corp., Series 2022, RB, (CEP - Indiana Higher Education Intercept Program)	6.00%	01/15/2042	5	5,473
Indiana (State of) Finance Authority, Series 2021, Ref. RB	5.00%	10/01/2032	45	48,885
Indiana (State of) Finance Authority, Series 2022, RB	5.00%	02/01/2032	140	153,785
Indiana (State of) Finance Authority, Series 2022, RB, (INS - AGI)(a)	5.00%	01/01/2052	250	244,632
Indiana (State of) Finance Authority, Series 2023 B, Ref. RB	5.00%	02/01/2032	120	131,816
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2034	45	49,133
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2035	120	130,457
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2036	55	59,560
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2037	130	139,809
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2038	35	37,417
Indiana (State of) Finance Authority (Parkview Health), Series 2026 A, Ref. RB	5.00%	11/01/2032	40	43,456
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2032	15	16,375
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2034	60	60,849
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2035	340	364,937
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2036	85	85,341
Indianapolis Local Public Improvement Bond Bank, Series 2022, RB	5.00%	01/01/2053	185	185,914
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

257

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
IPS Multi-School Building Corp. (Social Bonds), Series 2023, RB, (CEP - Indiana Higher Education Intercept Program)	5.25%	07/15/2041	$50	$52,502
IPS Multi-School Building Corp. (Social Bonds), Series 2023, RB, (CEP - Indiana Higher Education Intercept Program)	5.25%	07/15/2043	40	41,854
Merrillville Multi School Building Corp., Series 2022, RB, (CEP - Indiana Higher Education Intercept Program)	5.00%	01/15/2042	135	139,475
				2,103,330
Iowa-0.47%
Iowa (State of) Finance Authority (Green Bonds), Series 2022, Ref. RB	5.00%	08/01/2047	115	118,936
Iowa (State of) Finance Authority (Green Bonds), Series 2022, Ref. RB	5.00%	08/01/2052	5	5,127
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(b)(c)	5.00%	12/01/2032	800	888,176
				1,012,239
Kansas-0.19%
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2026 B, Ref. GO Bonds, (INS - AGI)(a)	5.00%	09/01/2032	10	10,970
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2032	130	143,801
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2032	120	132,740
St. Marys (City of), KS, Series 2025, Ref. RB	3.50%	04/15/2032	105	103,952
Wyandotte County Unified School District No. 203 (Piper), Series 2022 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	09/01/2052	25	25,491
				416,954
Kentucky-0.38%
Kentucky (Commonwealth of) Property & Building Commission (No. 127), Series 2022 A, RB	5.25%	06/01/2039	85	90,635
Kentucky (Commonwealth of) Property & Building Commission (No. 127), Series 2022 A, RB	5.25%	06/01/2040	55	58,343
Kentucky (Commonwealth of) Property & Building Commission (No. 127), Series 2022 A, RB	5.25%	06/01/2041	60	63,330
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2032	85	93,708
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2032	10	10,972
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2032	85	93,632
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2022, Ref. RB	5.00%	07/01/2032	110	119,200
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGI)(a)	5.00%	05/15/2047	35	34,961
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2022 A, GO Bonds	4.00%	04/01/2041	25	24,132
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2022 A, GO Bonds	4.00%	04/01/2042	20	19,110
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2022 A, RB	5.00%	05/15/2047	10	9,624
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	5.00%	09/01/2041	170	175,337
University of Kentucky, Series 2018 A, RB, (CEP - Kentucky Higher Education Intercept Program)	4.00%	10/01/2032	25	25,000
				817,984
Louisiana-0.56%
Louisiana (State of), Series 2022 A, GO Bonds	4.00%	04/01/2039	70	69,742
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2032	65	71,788
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2032	125	137,551
Louisiana (State of) Gasoline & Fuels, Series 2024 A, RB	5.00%	05/01/2032	50	54,930
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.), Series 2007, Ref. RB	3.50%	11/01/2032	525	507,012
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2036	60	64,314
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	65	66,083
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2037	165	175,947
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2052	60	60,499
				1,207,866
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

258

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine-0.06%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2022 C, RB, (INS - AGI)(a)	5.13%	07/01/2052	$60	$60,305
University of Maine System, Series 2022, RB	5.50%	03/01/2057	75	77,324
				137,629
Maryland-1.59%
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2035	525	571,113
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2036	140	151,192
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2037	130	139,522
Maryland (State of), Series 2017 A, GO Bonds	3.00%	08/01/2032	20	19,502
Maryland (State of), Series 2022 A, GO Bonds	5.00%	06/01/2032	255	282,210
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2032	5	5,533
Maryland (State of) (Bidding Group 1), First Series 2024 A, GO Bonds	5.00%	06/01/2032	10	11,067
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2032	50	55,209
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	2.00%	08/01/2032	160	144,051
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	5.00%	08/01/2032	125	136,450
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2032	310	336,688
Maryland (State of) (Bidding Group 2), Series 2022 A, GO Bonds	5.00%	06/01/2034	275	301,255
Maryland (State of) Department of Transportation, Series 2021 A, RB	3.00%	10/01/2032	100	97,348
Maryland (State of) Department of Transportation, Series 2025 B, RB	5.00%	10/01/2032	90	99,641
Maryland (State of) Health & Higher Educational Facilities Authority (John Hopkins Health), Series 2025, Ref. RB	5.00%	05/15/2032	185	202,047
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2032	5	5,481
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2032	50	48,292
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2032	75	82,823
Maryland Economic Development Corp. (College Park Leonardtown), Series 2024, RB, (INS - AGI)(a)	5.25%	07/01/2064	65	65,282
Maryland Economic Development Corp. (Morgan State University), Series 2022, RB	5.75%	07/01/2053	200	207,573
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	4.00%	08/01/2032	100	103,969
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2032	65	72,360
Prince George’s (County of), MD, Series 2021 A, GO Bonds	4.00%	07/01/2032	125	129,926
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2032	15	16,632
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2034	90	98,559
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2035	35	38,018
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2036	20	21,599
				3,443,342
Massachusetts-3.18%
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2034	45	49,902
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2035	15	16,519
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2036	5	5,469
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2037	40	43,461
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2038	85	91,643
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2039	15	16,040
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2040	45	47,791
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2041	15	15,880
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2032	135	151,850
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2032	55	61,288
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.00%	09/01/2032	40	38,691
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2032	160	177,728
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2032	10	11,037
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	4.00%	02/01/2034	105	108,870
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	4.00%	02/01/2036	15	15,303
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	4.00%	02/01/2039	15	14,840
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	4.00%	02/01/2040	5	4,888
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	4.00%	02/01/2042	15	14,338
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2032	200	222,362
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2034	160	175,634
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2035	115	125,436
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2036	45	48,789
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2037	125	134,620
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

259

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2038	$115	$123,047
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2039	40	42,471
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2040	110	116,047
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2041	60	63,114
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2042	20	20,985
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2047	330	345,294
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2052	225	228,188
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2052	330	341,106
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2032	15	16,692
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2042	10	10,498
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2044	55	57,252
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2045	60	62,282
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2046	45	46,525
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2047	90	92,671
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2048	130	133,331
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2052	520	527,442
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2032	30	33,205
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2032	30	33,144
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2032	185	205,872
Massachusetts (Commonwealth of), Series 2024 C, GO Bonds	5.00%	08/01/2032	30	33,294
Massachusetts (Commonwealth of), Series 2024 C, Ref. GO Bonds	5.00%	09/01/2032	5	5,554
Massachusetts (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	07/01/2032	30	33,265
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2032	5	5,549
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2022 B, RB	5.00%	06/01/2052	320	325,273
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2007 A-1, Ref. RB	5.25%	07/01/2032	35	39,334
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2032	10	10,929
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2022 A-1, Ref. RB	5.00%	07/01/2036	65	70,696
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2022 A-1, Ref. RB	5.00%	07/01/2037	50	54,037
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2022 A-1, Ref. RB	5.00%	07/01/2038	40	42,960
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2022 A-1, Ref. RB	4.00%	07/01/2040	55	53,638
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2032	10	11,105
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2006 A, RB	5.25%	07/01/2032	50	56,192
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2022 A, Ref. RB	5.00%	07/01/2052	40	40,607
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2025 B, RB	5.00%	07/01/2032	5	5,553
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2040	115	120,999
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2041	95	99,491
Massachusetts (Commonwealth of) Development Finance Agency, Series 2023, RB	5.00%	07/01/2032	260	283,056
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2025, Ref. RB	5.00%	10/01/2032	10	11,077
Massachusetts (Commonwealth of) Development Finance Agency (Green Bonds) (Harvard University), Series 2022, RB	5.00%	11/15/2032	380	422,592
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College), Series 2022, RB	5.00%	07/01/2052	55	50,528
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2035	50	54,134
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2039	50	52,895
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	325	337,564
Massachusetts (Commonwealth of) Development Finance Agency (Springfield College), Series 2022, Ref. RB	5.00%	10/01/2038	55	58,602
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2022, Ref. RB	5.00%	10/01/2034	20	21,815
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2022, Ref. RB	5.00%	10/01/2036	35	37,710
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2022, Ref. RB	5.00%	10/01/2037	115	123,330
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

260

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2022, Ref. RB	5.00%	10/01/2042	$75	$78,349
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2002 K, RB	5.50%	07/01/2032	70	79,923
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2032	5	5,532
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2032	40	45,070
Massachusetts (Commonwealth of) Water Resources Authority, Series 2026 D, Ref. RB	5.00%	08/01/2032	5	5,566
Massachusetts Bay Transportation Authority Assessment Revenue, Series 2022 A-1, Ref. RB	5.00%	07/01/2039	40	42,665
Quincy (City of), MA, Series 2022 B, GO Bonds	5.00%	07/01/2047	50	51,413
				6,861,842
Michigan-1.10%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	05/01/2032	120	131,952
Great Lakes Water Authority, Series 2022 A, RB	5.00%	07/01/2035	20	21,616
Great Lakes Water Authority, Series 2022 A, RB	5.25%	07/01/2052	500	513,034
Great Lakes Water Authority, Series 2022 B, RB	5.25%	07/01/2047	165	170,587
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2032	60	65,922
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2032	15	16,480
Great Lakes Water Authority, Series 2026 B, Ref. RB	5.00%	07/01/2032	10	10,987
Michigan (State of), Series 2018, GO Bonds	3.25%	05/01/2032	30	29,648
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2032	75	82,055
Michigan (State of), Series 2023, RB	5.00%	11/15/2032	55	61,099
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	225	229,589
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.25%	10/15/2057	150	152,570
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.00%	04/15/2032	5	5,491
Michigan (State of) Finance Authority, Series 2024, RB	5.00%	10/01/2032	35	38,790
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2032	70	76,415
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2036	115	121,646
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2037	105	110,385
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	4.00%	04/15/2038	335	329,357
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2038	65	67,961
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022 A, RB	5.00%	12/01/2032	100	107,609
Michigan State University, Series 2023 A, Ref. RB	5.00%	02/15/2032	30	32,967
				2,376,160
Minnesota-1.11%
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2047	40	41,049
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	535	543,480
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	5.00%	01/01/2052	10	10,051
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2032	105	114,638
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2032	80	87,454
Minnesota (State of), Series 2021 B, GO Bonds	4.00%	09/01/2032	10	10,339
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2032	55	61,008
Minnesota (State of), Series 2023, COP	5.00%	11/01/2032	85	93,734
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2032	185	205,208
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2032	60	66,554
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2032	80	88,739
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2032	35	38,823
Minnesota (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2032	5	5,546
Minnesota (State of), Series 2025 E, Ref. GO Bonds	5.00%	08/01/2032	60	66,554
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2032	150	165,239
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Minnesota School District)	5.00%	02/01/2034	20	21,710
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Minnesota School District)	5.00%	02/01/2035	150	161,603
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Minnesota School District)	5.00%	02/01/2036	40	42,853
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

261

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	5.00%	11/15/2057	$150	$151,012
Rosemount-Apple Valley-Eagan Independent School District No 196, Series 2023 A, GO Bonds, (CEP - Minnesota School District)	5.00%	02/01/2034	120	130,384
Rosemount-Apple Valley-Eagan Independent School District No 196, Series 2023 A, GO Bonds, (CEP - Minnesota School District)	4.00%	02/01/2038	15	14,996
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Minnesota School District)	5.00%	02/01/2032	20	21,938
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Minnesota School District)	5.00%	02/01/2035	105	113,284
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Minnesota School District)	5.00%	02/01/2036	95	101,825
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2025, Ref. RB	5.00%	07/01/2032	45	48,619
				2,406,640
Mississippi-0.12%
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2032	25	27,192
University of Mississippi Educational Building Corp. (New Facilities), Series 2022, RB	4.50%	10/01/2052	235	222,266
Warren (County of), MS, Series 2018, Ref. RB	4.00%	09/01/2032	5	5,045
				254,503
Missouri-0.57%
Jefferson City School District, Series 2023 A, GO Bonds	5.50%	03/01/2043	5	5,304
Metropolitan St Louis Sewer District, Series 2022 B, Ref. RB	5.00%	05/01/2047	20	20,811
Metropolitan St. Louis Sewer District, Series 2022 B, Ref. RB	5.25%	05/01/2052	100	103,412
Missouri (State of) Health & Educational Facilities Authority (Coxhealth), Series 2025, RB	5.00%	11/15/2032	65	70,482
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2032	90	97,621
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	3.00%	11/15/2032	405	399,421
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2032	115	126,905
Missouri (State of) Highway & Transportation Commission, Series 2026 A, RB	5.00%	05/01/2032	30	33,106
Missouri Development Finance Board, Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2037	40	39,969
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2032	85	93,945
Springfield School District No. R-12, Series 2023, GO Bonds	5.00%	03/01/2040	60	62,878
Springfield School District No. R-12, Series 2023, GO Bonds	4.00%	03/01/2041	90	88,897
St. Louis School District, Series 2023, GO Bonds, (INS - AGI)(a)	5.00%	04/01/2042	80	82,763
St. Louis School District, Series 2023, GO Bonds, (INS - AGI)(a)	4.00%	04/01/2043	5	4,853
				1,230,367
Montana-0.12%
Montana State Board of Regents (University of Montana), Series 2022, RB, (INS - AGI)(a)	5.25%	11/15/2052	250	257,833
Nebraska-0.36%
Douglas (County of), NE, Series 2025, Ref. RB	5.00%	07/01/2032	5	5,379
Lincoln (City of), NE, Series 2026, RB	5.00%	09/01/2032	40	44,177
Metropolitan Utilities District of Omaha Water, Series 2026, Ref. RB	5.00%	12/01/2032	40	44,337
Omaha (City of), NE Public Power District, Series 2022 A, RB	4.00%	02/01/2042	10	9,533
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.00%	02/01/2047	245	251,618
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.25%	02/01/2052	340	349,893
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.00%	02/01/2032	60	65,719
				770,656
Nevada-0.43%
Clark (County of), NV, Series 2022, RB	5.00%	07/01/2036	280	300,113
Clark (County of), NV, Series 2022, RB, (INS - AGI)(a)	4.00%	07/01/2040	30	28,821
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2032	50	54,963
Clark County School District, Series 2022 A, GO Bonds, (INS - AGI)(a)	4.25%	06/15/2041	215	210,634
Las Vegas (City of), NV Convention & Visitors Authority, Series 2022 B, RB	5.25%	07/01/2049	125	128,795
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2032	45	43,914
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

262

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2037	$5	$5,023
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2038	30	30,019
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2039	35	34,521
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2041	50	48,659
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2032	40	44,179
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2032	5	5,518
				935,159
New Hampshire-0.04%
New Hampshire (State of) Business Finance Authority (Dartmouth College), Series 2025 A, RB	5.00%	06/01/2032	15	16,659
New Hampshire (State of) Business Finance Authority (Dartmouth Health Obligated Group), Series 2025, Ref. RB	5.00%	08/01/2032	65	70,485
				87,144
New Jersey-2.60%
Bergen County Improvement Authority (The), Series 2022, Ref. RB	5.00%	08/01/2042	20	21,214
Bergen County Improvement Authority (The), Series 2022, Ref. RB	5.00%	08/01/2047	80	83,973
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2032	620	649,262
New Jersey (State of), Series 2020, GO Bonds	3.00%	06/01/2032	130	127,358
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2032	180	160,964
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2042	95	99,757
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	250	259,533
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.00%	11/01/2052	260	262,995
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2036	25	26,696
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2037	30	31,869
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2038	35	36,859
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.25%	11/01/2040	125	132,186
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2022 A, RB	5.00%	03/01/2032	90	99,288
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2026, Ref. RB	5.00%	07/01/2032	150	164,469
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2032	55	59,338
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2032	150	161,832
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2039	25	24,000
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2032	65	71,103
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2034	120	129,837
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2035	170	182,845
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2036	110	117,614
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2037	120	127,441
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2038	50	52,722
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 B, RB	5.00%	06/15/2034	75	81,625
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2032	45	48,890
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 CC, RB	5.25%	06/15/2041	75	79,005
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2032	70	77,529
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB(b)(c)	5.00%	12/15/2032	75	83,723
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB(b)(c)	5.50%	12/15/2032	140	160,271
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2035	75	81,105
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2036	55	59,899
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2037	55	58,672
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2038	110	116,445
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2039	75	79,982
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2040	80	83,592
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	125	129,453
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2043	120	125,630
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2044	30	30,887
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2046	80	83,043
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2032	60	65,634
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2032	80	87,512
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2032	475	519,601
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2032	105	114,859
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

263

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2032	$15	$16,407
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2032	55	60,332
Newark (City of), NJ (Mulberry Pedestrian Bridge Redevelopment), Series 2022, RB, (INS - AGI)(a)	5.38%	11/15/2052	45	47,154
Newark (City of), NJ (Mulberry Pedestrian Bridge Redevelopment), Series 2022, RB, (INS - AGI)(a)	6.00%	11/15/2062	100	107,859
Newark (City of), NJ Parking Authority (Newark Redevelopment), Series 2007, Ref. RB, (INS - NATL)(a)	5.00%	01/01/2032	50	52,850
South Jersey Transportation Authority, Series 2022 A, RB	5.25%	11/01/2052	60	61,420
Union (County of), NJ Utilities Authority, Series 2011, Ref. RB	4.00%	06/15/2032	15	15,001
				5,611,535
New Mexico-0.18%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2032	100	110,160
New Mexico (State of) Finance Authority, Series 2025, RB	5.00%	12/15/2032	40	44,426
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2032	110	120,918
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2032	110	120,918
				396,422
New York-19.16%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2032	110	123,729
Empire State Development Corp., Series 2022, Ref. RB	5.00%	03/15/2040	30	31,515
Empire State Development Corp., Series 2022, Ref. RB	5.00%	03/15/2042	70	72,961
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2037	75	75,103
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2038	35	34,785
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2041	15	14,271
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2032	10	11,101
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2034	80	88,119
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2032	80	83,310
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	3.00%	11/15/2032	60	55,852
Metropolitan Transportation Authority, Series 2022 A, RB	5.00%	11/15/2048	425	434,529
Metropolitan Transportation Authority, Series 2024 B, Ref. RB	5.00%	11/15/2032	55	60,608
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2032	30	33,059
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2032	100	110,197
Metropolitan Transportation Authority (Bidding Group 1), Series 2022 A, RB	4.00%	11/15/2039	65	62,888
Metropolitan Transportation Authority (Bidding Group 1), Series 2022 A, RB	4.00%	11/15/2040	15	14,127
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2044	195	201,856
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2045	100	103,346
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2046	25	25,753
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2047	210	215,501
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2049	55	56,099
Nassau County Local Economic Assistance Corp. (Cold Spring Harbor Laboratory), Series 2024, RB	5.00%	01/01/2032	95	105,047
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2032	280	269,525
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2032	30	33,204
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2032	10	11,149
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2032	60	66,796
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023 Ref. RB	5.00%	12/01/2032	35	39,132
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Third Series 2022, Ref. RB	5.25%	08/01/2052	180	186,603
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	5.00%	07/15/2032	25	27,318
New York (City of), NY, Series 2006 J, GO Bonds, (INS - AGI)(a)	5.00%	06/01/2032	145	158,627
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2032	50	53,915
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2032	100	107,830
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2032	5	5,410
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2034	190	205,539
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2035	130	139,748
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2036	200	213,737
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2037	80	85,019
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2038	190	200,746
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2039	205	214,828
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2040	55	58,073
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2041	195	201,955
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

264

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2041	$300	$315,274
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	215	222,118
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2032	30	32,868
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2032	30	32,868
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2032	10	10,956
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2032	100	109,559
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2032	150	164,339
New York (City of), NY, Series 2023-1, GO Bonds	5.00%	08/01/2032	50	54,780
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2032	280	306,766
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2032	60	65,491
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2032	95	103,773
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2032	20	21,912
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2032	5	5,478
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2032	100	109,722
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2034	155	167,741
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2035	15	16,130
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2036	50	53,445
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2037	240	255,097
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2038	80	85,733
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	395	420,088
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	110	116,181
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	80	84,120
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	185	194,143
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	60	62,713
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	500	515,895
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2032	95	103,850
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2034	145	156,547
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2035	70	75,132
New York (City of), NY, Subseries 2022 D-1, GO Bonds	4.00%	05/01/2036	10	10,022
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2037	85	90,252
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2038	85	90,950
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2039	105	111,564
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2040	40	42,202
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2041	85	89,110
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	95	99,034
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	205	216,743
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	95	100,134
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	130	136,455
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2032	110	119,969
New York (City of), NY, Subseries 2026 F-1, Ref. GO Bonds	5.00%	08/01/2032	50	54,780
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2032	10	10,258
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	1,020	1,043,455
New York (City of), NY Municipal Water Finance Authority, Series 2021, Ref. RB	5.00%	06/15/2032	230	250,255
New York (City of), NY Municipal Water Finance Authority, Series 2021, Ref. RB	5.00%	06/15/2032	20	22,177
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	580	595,519
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2034	165	180,043
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	4.00%	06/15/2039	30	29,281
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2039	40	42,334
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	195	201,376
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2032	20	22,177
New York (City of), NY Municipal Water Finance Authority, Series 2026 DD, Ref. RB	5.00%	06/15/2032	15	16,633
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-2, Ref. RB	5.00%	06/15/2032	25	27,721
New York (City of), NY Transitional Finance Authority, Series 2010 F-5, RB	5.00%	02/01/2032	20	21,519
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2032	5	5,406
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2032	60	65,905
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2034	70	76,156
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2035	95	102,457
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

265

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2036	$50	$53,475
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2037	150	159,218
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2038	20	19,550
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2039	120	126,074
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2040	100	105,997
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	215	224,229
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	165	173,961
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	170	176,607
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	110	114,085
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2045	105	108,374
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2032	50	55,049
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2034	95	104,922
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2035	175	191,627
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2036	290	314,976
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2037	85	91,655
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2038	85	91,108
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2036	155	165,302
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2037	95	100,647
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	4.00%	02/01/2038	130	127,992
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2039	255	267,931
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2040	35	36,541
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2041	100	103,977
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	135	139,987
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	45	46,636
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	120	123,988
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	590	601,786
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2051	25	25,262
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2032	40	44,508
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2034	90	98,054
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2035	145	156,827
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2036	160	172,221
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2037	160	171,282
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2038	80	85,312
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2032	25	27,331
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2035	75	80,642
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2036	290	309,275
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2037	120	127,133
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2038	25	24,614
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2039	85	82,596
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2040	10	9,434
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	375	387,463
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	470	479,389
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2032	205	223,909
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2033	75	81,603
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	11/01/2034	140	143,251
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2034	70	75,776
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	11/01/2037	20	19,785
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	11/01/2038	280	273,289
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2038	125	131,433
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2032	65	71,564
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2032	80	87,670
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2032	80	87,670
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2032	150	164,382
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2032	70	76,712
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2032	130	143,128
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2032	175	192,672
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2032	75	82,574
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2032	5	5,479
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

266

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2032	$15	$16,515
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2032	30	33,030
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2032	15	16,690
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2032	175	192,672
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2032	105	115,603
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2032	35	38,534
New York (City of), NY Transitional Finance Authority, Series 2026, Ref. RB	5.00%	11/01/2032	10	11,010
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2032	130	140,704
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2036	95	101,666
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2037	470	499,070
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2037	305	328,880
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	4.50%	11/01/2039	5	5,008
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2039	70	74,696
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	125	132,621
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	325	343,768
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2042	155	163,782
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2043	65	68,617
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	500	534,868
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	200	205,545
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	290	300,062
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.00%	11/01/2038	85	89,716
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.25%	11/01/2038	215	230,450
New York (City of), NY Trust for Cultural Resources, Series 2026, RB	5.00%	12/01/2032	35	38,565
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2032	55	61,626
New York (State of) Dormitory Authority, Series 2019 A, RB	3.00%	10/01/2032	250	241,998
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2032	165	178,508
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2037	230	226,661
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2039	30	28,889
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2032	335	369,544
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	07/01/2032	40	44,375
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2034	175	190,294
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2036	175	187,784
New York (State of) Dormitory Authority, Series 2021, RB	4.00%	03/15/2038	25	24,378
New York (State of) Dormitory Authority, Series 2021, RB	4.00%	03/15/2040	85	80,494
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2032	115	126,858
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2034	15	15,267
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2035	35	35,269
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2036	90	96,481
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2037	125	133,124
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2038	190	185,270
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2039	50	48,149
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	495	514,365
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	555	571,706
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	05/01/2052	740	730,254
New York (State of) Dormitory Authority, Series 2022, Ref. RB	5.00%	05/01/2038	30	31,364
New York (State of) Dormitory Authority, Series 2022, Ref. RB	4.00%	05/01/2039	10	9,551
New York (State of) Dormitory Authority, Series 2023 A, RB	5.00%	10/01/2032	70	78,489
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2032	70	77,539
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2032	235	259,232
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2032	15	16,619
New York (State of) Dormitory Authority, Series 2023, RB	5.00%	07/01/2032	50	55,469
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2032	35	38,964
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2032	55	60,924
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2034	30	32,840
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2035	145	157,562
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2036	240	258,965
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2037	230	245,615
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2038	110	116,590
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

267

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2039	$30	$31,572
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2032	120	132,374
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2032	95	105,103
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2032	65	71,703
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2032	45	49,858
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2032	5	5,516
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2032	15	16,547
New York (State of) Dormitory Authority, Series 2026, RB, (INS - AGI)(a)	5.00%	10/01/2032	15	16,616
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB	5.00%	03/15/2035	175	189,127
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	5.00%	05/01/2037	35	36,852
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2032	250	272,344
New York (State of) Dormitory Authority (Rockefeller University), Series 2022 A, Ref. RB	4.00%	07/01/2042	85	80,190
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2042	50	49,744
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.), Series 1997 C, Ref. RB	3.80%	08/01/2032	25	25,128
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2032	25	27,402
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2032	30	33,724
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2024 A, RB	5.00%	11/15/2032	65	73,384
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2032	65	70,465
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2032	105	115,613
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2032	45	49,549
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2032	5	5,494
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2032	145	159,330
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2034	15	16,392
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2036	80	86,249
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2037	135	144,517
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2038	210	223,112
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2039	145	153,288
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	5.00%	03/15/2040	140	146,996
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	345	348,826
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	220	222,080
New York (State of) Thruway Authority (Bidding Group 2), Series 2022 A, Ref. RB	5.00%	03/15/2035	185	200,931
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	205	214,102
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	55	57,386
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	125	129,334
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	370	381,226
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	560	571,864
New York City Health and Hospitals Corp., Series 2025 A, RB	5.00%	02/15/2032	5	5,521
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	90	92,659
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2032	20	22,301
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2032	65	72,477
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2032	150	164,985
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2034	10	10,945
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2035	50	54,249
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2036	105	113,083
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2037	245	265,698
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2038	60	64,615
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2039	140	149,868
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	100	104,440
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2032	150	164,046
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB	5.00%	03/15/2032	10	11,047
New York State Urban Development Corp. (Bidding Group 1), Series 2023, Ref. RB	5.00%	03/15/2032	70	76,993
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	35	35,913
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

268

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	$45	$45,835
Schenectady County Capital Resource Corp. (Union College), Series 2022, Ref. RB	5.00%	07/01/2032	50	54,131
Schenectady County Capital Resource Corp. (Union College), Series 2022, Ref. RB	5.25%	07/01/2052	155	156,809
Suffolk (County of), NY Water Authority, Series 2015, Ref. RB	3.00%	06/01/2032	220	219,509
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	3.00%	05/15/2032	5	4,897
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2040	80	83,592
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2041	170	177,192
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	75	78,040
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2045	125	129,119
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2047	20	20,514
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.50%	11/15/2057	405	421,983
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2040	165	173,822
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	30	31,924
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	175	183,357
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2044	95	98,820
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	570	585,288
Triborough Bridge & Tunnel Authority, Series 2022, Ref. RB	4.00%	05/15/2040	25	23,776
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2032	50	55,694
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2032	5	5,575
Triborough Bridge & Tunnel Authority, Series 2026, Ref. RB	5.00%	11/15/2032	25	27,713
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-1A, Ref. RB	5.00%	11/15/2039	120	126,848
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	4.50%	05/15/2047	50	49,638
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	5.25%	05/15/2047	230	240,652
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB	5.00%	11/15/2032	545	604,395
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, Ref. RB	5.00%	11/15/2037	55	58,936
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, Ref. RB	5.00%	11/15/2038	155	164,911
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 S, Ref. RB	5.00%	11/15/2032	50	55,425
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds), Subseries 2022 D-2, RB	5.50%	05/15/2052	305	318,195
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2044	60	62,223
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2047	200	205,370
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2052	15	15,400
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2057	175	178,969
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	90	94,030
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	240	249,650
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	180	185,129
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2057	270	271,960
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	430	442,471
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2032	55	60,657
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	200	203,999
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2032	50	55,694
Utility Debt Securitization Authority, Series 2025 TE-2, Ref. RB	5.00%	12/15/2032	15	16,326
				41,371,785
North Carolina-0.70%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2032	45	49,948
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	20	20,861
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2032	100	110,641
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2032	140	155,837
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2034	65	71,498
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2035	55	60,085
Nash Health Care Systems, Series 2025, RB	5.00%	02/01/2032	130	139,704
North Carolina (State of), Series 2019 B, GO Bonds	2.00%	06/01/2032	15	13,334
North Carolina (State of), Series 2021 A, Ref. RB	5.00%	05/01/2032	60	66,211
North Carolina (State of), Series 2021, RB	5.00%	03/01/2032	30	32,425
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2032	105	115,870
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2032	75	82,764
North Carolina (State of), Series 2025 C, Ref. GO Bonds	5.00%	06/01/2032	10	11,106
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

269

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2034	$85	$92,959
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2036	60	64,764
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2032	75	82,301
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2032	115	127,875
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2032	60	65,218
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2032	90	99,713
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2032	35	38,919
				1,502,033
Ohio-1.23%
American Municipal Power, Inc. (AMP Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2032	80	86,065
Bedford City School District, Series 2025, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2055	145	149,804
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2032	125	121,400
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2032	55	60,875
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2032	25	27,670
Franklin (County of), OH Convention Facilities Authority, Series 2024, Ref. RB	5.00%	12/01/2032	5	5,515
Kings Local School District, Series 2024, GO Bonds	5.25%	12/01/2054	35	35,747
Kings Local School District, Series 2024, GO Bonds	5.50%	12/01/2062	5	5,163
Northeast Ohio Regional Sewer District, Series 2024, Ref. RB	5.00%	11/15/2032	60	66,653
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2032	340	377,233
Ohio (State of), Series 2021 C, Ref. GO Bonds	5.00%	03/15/2032	200	220,731
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2032	70	77,256
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2032	40	44,362
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2032	45	49,797
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2032	85	94,438
Ohio (State of), Series 2025 D, Ref. GO Bonds	5.00%	11/01/2032	30	33,331
Ohio (State of), Series 2026 Z, GO Bonds	5.00%	05/01/2032	150	165,776
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2034	85	91,912
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2024, Ref. RB	5.00%	01/01/2032	15	16,369
Ohio (State of) Higher Educational Facility Commission (The Cleveland Institute of Music 2022), Series 2022, RB	5.38%	12/01/2052	25	23,957
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2022, Ref. RB	5.00%	02/15/2032	25	27,473
Ohio (State of) Water Development Authority (Green Bonds), Series 2022 A, RB	5.00%	12/01/2041	110	116,080
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	06/01/2032	50	55,280
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	12/01/2032	100	111,142
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2032	50	55,571
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2032	115	125,541
Rickenbacker Port Authority, Series 2002, RB	5.38%	01/01/2032	90	96,925
Springfield-Clark County Career Technology Center, Series 2025, GO Bonds, (CEP - Ohio School District)	5.00%	10/01/2061	95	95,583
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	210	215,303
				2,652,952
Oklahoma-0.61%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.00%	09/01/2032	30	32,568
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2023, RB	5.00%	06/01/2032	30	32,622
Cushing (City of), OK Educational Facilities Authority (Cushing Public Schools), Series 2022, RB	5.00%	09/01/2032	105	113,456
Oklahoma (City of), OK Public Property Authority, Series 2026, RB	5.00%	06/01/2032	15	16,459
Oklahoma (County of), OK Finance Authority (Choctaw-Nicoma Park Public Schools), Series 2023, RB	5.00%	09/01/2036	75	79,737
Oklahoma (County of), OK Finance Authority (Choctaw-Nicoma Park Public Schools), Series 2023, RB	4.00%	09/01/2038	35	34,079
Oklahoma (County of), OK Finance Authority (Choctaw-Nicoma Park Public Schools), Series 2023, RB	5.00%	09/01/2041	355	365,957
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2032	25	27,255
Oklahoma (State of) Turnpike Authority, Series 2023, RB	4.50%	01/01/2053	20	19,051
Oklahoma (State of) Turnpike Authority, Series 2023, RB	5.50%	01/01/2053	255	265,567
Oklahoma (State of) Water Resources Board, Series 2022 B, RB	5.00%	10/01/2051	10	10,230
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

270

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Oklahoma (State of) Water Resources Board, Series 2025 C, RB	4.50%	10/01/2050	$100	$98,257
Oklahoma Water Resources Board, Series 2025, RB	5.00%	10/01/2055	220	223,237
				1,318,475
Oregon-0.28%
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2032	78	86,203
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2032	100	110,517
Oregon (State of) Department of Transportation, Series 2022 A, RB	5.25%	11/15/2047	110	115,271
Oregon (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	11/15/2032	140	155,274
Oregon (State of) Facilities Authority (Legacy Health), Series 2022 A, RB	5.00%	06/01/2052	15	14,969
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2032	10	11,026
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2032	80	88,625
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2022 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2052	20	20,350
				602,235
Pennsylvania-4.27%
Allegheny (County of), PA, Series 2024 C-80, GO Bonds	5.00%	12/01/2054	590	599,234
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2022, RB	5.00%	02/01/2032	65	71,639
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	70	75,258
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.00%	06/01/2053	200	202,387
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	5.00%	12/01/2042	70	73,119
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	5.00%	12/01/2049	60	61,133
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	5.00%	12/01/2055	25	25,200
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	5.25%	12/01/2055	20	20,491
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGI)(a)	5.25%	12/01/2047	60	62,483
Bucks County Water and Sewer Authority, Series 2022 A, RB, (INS - AGI)(a)	4.00%	12/01/2042	50	48,037
Delaware (County of), PA, Series 2024, GO Bonds	5.00%	08/01/2048	10	10,282
Delaware Valley Regional Finance Authority, Series 2002, RB	5.75%	07/01/2032	300	338,617
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGI)(a)	5.00%	03/15/2042	90	93,097
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGI)(a)	5.00%	03/15/2048	150	151,922
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	3.25%	07/01/2032	115	112,501
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2047	50	50,124
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2052	100	99,821
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2057	155	151,860
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2032	75	77,327
Pennsylvania (Commonwealth of), First Series 2023 A, GO Bonds	5.00%	09/01/2032	150	165,752
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2032	320	353,603
Pennsylvania (Commonwealth of), First Series 2024 C, GO Bonds	5.00%	08/15/2032	185	204,335
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2032	110	121,783
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2034	100	108,949
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2036	190	204,476
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2038	110	116,835
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2040	45	47,178
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	4.13%	10/01/2041	205	200,772
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2042	5	5,207
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2032	145	160,155
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2022 A, Ref. RB	5.00%	02/15/2038	40	41,710
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Upmc Obligated Group), Series 2025 B, Ref. RB	5.00%	03/15/2032	20	21,658
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	5.00%	02/15/2039	40	41,454
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	5.00%	02/15/2047	390	392,914
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

271

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, First series 2023, Ref. RB	5.00%	12/01/2032	$160	$176,772
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2032	170	186,913
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 A, Ref. RB	5.00%	12/01/2032	145	160,721
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.00%	12/01/2047	35	35,918
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	120	124,766
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	385	394,398
Pennsylvania State University (The), Series 2022 A, RB	5.00%	09/01/2047	160	164,644
Pennsylvania State University (The), Series 2022, RB	5.25%	09/01/2052	50	51,480
Philadelphia (City of), PA, Series 2022 C, RB	5.50%	06/01/2047	410	432,998
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2032	20	22,123
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2032	100	109,955
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, Ref. RB	5.00%	08/01/2032	50	54,723
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2032	80	87,985
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University), Series 2022, RB	5.25%	11/01/2047	185	189,013
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University), Series 2022, RB	5.25%	11/01/2052	270	272,231
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University), Series 2022, RB	5.50%	11/01/2060	80	81,451
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2035	145	154,040
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2036	65	68,584
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2037	35	36,675
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2038	5	4,779
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2032	160	176,433
Ridley School District, Series 2024 A, RB, (INS - AGI)(a)	5.00%	11/15/2050	5	5,037
Ridley School District, Series 2024 B, RB, (INS - AGI)(a)	5.00%	11/15/2050	265	261,420
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2025, RB	5.00%	06/01/2032	440	479,901
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.00%	06/01/2034	30	32,466
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.00%	06/01/2035	45	48,349
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.00%	06/01/2036	25	26,693
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.00%	06/01/2037	45	47,767
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.00%	06/01/2038	55	58,124
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2039	5	5,342
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2040	100	106,262
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2041	150	158,798
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2042	95	100,465
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2047	165	171,775
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2052	205	210,725
Temple University-of The Commonwealth System of Higher Education, First series 2025, Ref. RB, (INS - AGI)(a)	5.00%	04/01/2032	5	5,489
				9,216,528
Puerto Rico-0.05%
Puerto Rico (Commonwealth of) Electric Power Authority, Series 2007 VV, Ref. RB, (INS - NATL)(a)	5.25%	07/01/2032	100	100,584
Rhode Island-0.02%
Rhode Island (State of), Series 2022 A, GO Bonds	5.00%	08/01/2040	45	47,231
South Carolina-0.65%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2052	100	102,284
Lexington & Richland School District No. 5, Series 2021 B, Ref. GO Bonds	4.00%	03/01/2032	30	31,459
Medical University Hospital Authority, Series 2025, RB, (CEP - Federal Housing Administration)	5.25%	11/15/2050	150	152,487
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2035	80	85,889
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

272

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2037	$140	$148,106
South Carolina (State of) Public Service Authority, Series 2022, RB, (INS - AGI)(a)	5.00%	12/01/2052	10	10,118
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013, RB	4.00%	12/01/2039	20	19,086
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2033	85	92,215
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2040	5	4,716
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2044	445	456,194
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB	5.75%	12/01/2047	125	133,117
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB, (INS - AGI)(a)	5.25%	12/01/2038	70	75,365
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB, (INS - AGI)(a)	5.75%	12/01/2052	5	5,273
South Island Public Service District, Series 2022, RB	5.00%	04/01/2047	15	15,408
Spartanburg County School District No. 4, Series 2022 A, GO Bonds	5.25%	03/01/2052	70	72,023
				1,403,740
Tennessee-0.84%
Chattanooga (City of), TN, Series 2025, Ref. RB	5.00%	09/01/2032	85	94,171
Dickson Electric System, Series 2022, RB	5.25%	07/01/2047	15	15,599
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.25%	07/01/2047	145	150,190
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.00%	07/01/2052	85	85,599
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2032	60	62,252
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 A, GO Bonds	4.00%	01/01/2035	25	25,592
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 A, GO Bonds	4.00%	01/01/2037	30	30,264
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	5.00%	01/01/2036	55	59,099
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	5.00%	01/01/2037	260	277,833
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2039	20	19,810
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2042	195	187,268
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2022 A, GO Bonds	4.00%	01/01/2032	10	10,445
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2022 A, GO Bonds	5.00%	01/01/2034	45	48,889
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2022 A, GO Bonds	4.00%	01/01/2036	30	30,464
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2022 A, GO Bonds	4.00%	01/01/2040	40	39,189
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2024 A, GO Bonds	5.00%	01/01/2032	105	115,504
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority, Series 2022 B, GO Bonds	4.00%	01/01/2040	5	4,899
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority, Series 2026 A, GO Bonds	5.00%	01/01/2032	30	33,001
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2032	135	149,718
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Tennessee Higher Education Intercept Program)	5.00%	11/01/2047	300	308,372
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Tennessee Higher Education Intercept Program)	5.00%	11/01/2052	55	55,957
				1,804,115
Texas-10.66%
Argyle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	25	25,672
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	25	27,354
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2047	60	61,445
Austin (City of), TX, Series 2023 B, Ref. RB	5.00%	11/15/2032	135	148,659
Austin (City of), TX, Series 2024, Ref. GO Bonds	5.00%	09/01/2032	80	88,004
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2032	125	137,795
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2032	35	38,502
Austin (City of), TX, Series 2026 A, RB	5.00%	11/15/2032	25	27,579
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2032	85	93,588
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	100	110,069
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

273

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2040	$55	$57,759
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2041	160	167,894
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2042	10	10,451
Bexar (County of), TX Hospital District, Series 2023, Ctfs. of Obligations	5.00%	02/15/2048	365	372,084
Bexar (County of), TX Hospital District, Series 2026, Ref. GO Bonds	5.00%	02/15/2032	5	5,473
Board of Regents of the University of North Texas System, Series 2025 A, Ref. RB	5.00%	04/15/2032	25	27,412
Board of Regents of the University of Texas System, Series 2022 A, Ref. RB	5.00%	08/15/2032	265	292,242
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2034	280	305,177
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2043	280	291,363
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2032	55	60,654
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2032	110	121,308
Brock Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	100	88,649
Bullard Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	75	76,569
Celina (City of), TX, Series 2022, GO Bonds	5.00%	09/01/2047	20	20,471
City of Pflugerville TX, Series 2023, GO Bonds	5.00%	08/01/2053	40	40,479
Clear Creek Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	45	49,309
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	150	164,047
Conroe Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	5	5,479
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2047	75	76,254
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2052	120	120,923
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	110	119,225
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	70	75,500
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	55	59,004
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	125	137,430
Dallas & Fort Worth (Cities of), TX, Series 2022 B, Ref. RB	5.00%	11/01/2040	55	57,611
Dallas & Fort Worth (Cities of), TX, Series 2022 B, Ref. RB	4.00%	11/01/2042	60	56,598
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2032	35	38,596
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2034	65	70,897
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2035	65	70,445
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2036	75	80,784
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2037	85	90,843
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2038	45	47,775
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2039	65	68,517
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2050	20	20,275
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2032	235	259,146
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2032	55	60,651
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2032	100	109,150
Dallas (City of), TX, Series 2024 A, Ctfs. Of Obligations	5.00%	02/15/2032	45	49,117
Dallas (City of), TX, Series 2024 B, Ctfs. Of Obligations	5.00%	02/15/2032	55	60,032
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2032	65	70,947
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2032	60	65,490
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	35	37,075
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	45	47,366
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	35	36,656
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	50	52,176
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	40	41,657
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

274

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	$415	$425,874
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2032	60	65,900
Deer Park Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	100	102,426
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2032	30	33,033
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	115	117,340
Fort Bend Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	100	101,066
Fredericksburg Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	15	15,307
Frisco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	3.50%	02/15/2037	15	14,028
Frisco Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	70	76,666
Frisco Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	135	147,855
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	175	191,756
Godley Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	20	20,184
Godley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	100	100,861
Goose Creek Consolidated Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	10/01/2045	50	49,602
Greater Texoma Utility Authority (City of Sherman), Series 2023 A, RB, (INS - BAM)(a)	5.25%	10/01/2048	20	20,461
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2032	95	105,011
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2032	50	54,983
Harris (County of), TX, Series 2024 A, Ref. GO Bonds	5.00%	09/15/2032	30	33,185
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2032	120	131,042
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	100	100,771
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022, Ref. RB	5.00%	07/01/2052	55	54,665
Highland Park Independent School District, Series 2024, Ref. GO Bonds	5.00%	02/15/2032	115	126,011
Houston (City of), TX, Series 2002 A, Ref. RB(b)	5.75%	12/01/2032	135	154,362
Houston (City of), TX, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2032	10	10,981
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2032	80	87,999
Houston (City of), TX, Series 2025, GO Bonds	5.00%	03/01/2032	50	54,570
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	160	164,202
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2032	95	104,603
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	75	82,024
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	60	65,241
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	300	323,821
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	70	75,070
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	105	112,112
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	90	95,576
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	110	116,108
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	50	52,462
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	65	68,093
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	275	287,462
Jarrell Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	5	5,059
Judson Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2032	30	32,797
Katy Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	10	10,213
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	115	126,253
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2032	105	115,554
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	100	101,219
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2032	60	64,760
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2032	25	27,300
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.50%	05/15/2047	250	262,046
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2032	135	147,790
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

275

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2034	$55	$59,510
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2035	35	37,648
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.50%	05/15/2048	20	20,978
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.50%	05/15/2053	10	10,402
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2032	20	21,840
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2026, Ref. RB	5.00%	05/15/2032	5	5,460
Melissa Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	10	10,150
Midland (City of), TX, Series 2022 B, Ref. GO Bonds	5.00%	03/01/2047	45	45,978
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	75	82,300
Montgomery (County of), TX, Series 2025 A, Ref. GO Bonds	5.00%	03/01/2032	10	10,972
New Braunfels (City of), TX, Series 2022, RB	5.00%	07/01/2053	135	137,577
North East Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	85	93,558
North Texas Municipal Water District, Series 2021 A, Ref. RB	3.00%	09/01/2032	75	71,582
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2032	105	107,237
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.25%	01/01/2038	75	80,197
North Texas Tollway Authority, Series 2022 A, Ref. RB	4.13%	01/01/2039	10	9,747
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2039	150	157,654
North Texas Tollway Authority, Series 2022 A, Ref. RB	4.13%	01/01/2040	20	19,228
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2040	40	41,776
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2032	80	87,807
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2032	10	10,904
Northwest Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	240	244,774
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	95	100,702
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	55	57,929
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	30	31,397
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	75	78,175
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	40	37,932
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	380	387,192
Pearland Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	155	169,597
Permanent University Fund - Texas A&M University System, Series 2023, RB	5.00%	07/01/2038	30	31,844
Permanent University Fund - Texas A&M University System, Series 2023, RB	5.00%	07/01/2039	35	36,900
Permanent University Fund - Texas A&M University System, Series 2023, RB	5.00%	07/01/2040	40	41,934
Permanent University Fund - Texas A&M University System, Series 2023, RB	5.00%	07/01/2042	35	36,472
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2032	10	11,026
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2032	220	242,947
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2042	50	52,156
Permanent University Fund - University of Texas System, Series 2022, RB	5.00%	07/01/2034	35	38,076
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2032	115	126,672
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/01/2053	200	202,393
Pflugerville (City of), TX, Series 2023, GO Bonds	5.00%	08/01/2048	200	203,383
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2034	400	432,286
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2035	45	48,385
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2032	65	71,426
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2034	145	158,656
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2035	60	65,256
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

276

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2036	$200	$216,206
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2037	115	123,549
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2038	100	106,741
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	125	131,115
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2042	85	88,904
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2043	50	52,169
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	50	54,788
San Antonio (City of), TX, Series 2015, Ref. RB	4.00%	02/01/2032	40	41,285
San Antonio (City of), TX, Series 2022 B, RB	5.25%	05/15/2052	100	103,877
San Antonio (City of), TX, Series 2022, RB	5.00%	02/01/2040	30	31,235
San Antonio (City of), TX, Series 2022, RB	4.00%	02/01/2041	35	32,567
San Antonio (City of), TX, Series 2022, RB	5.00%	02/01/2042	45	46,506
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2032	75	82,150
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	25	25,791
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	120	121,982
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2032	10	10,838
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2035	35	37,454
Seguin (City of), TX, Series 2022 A, Ctfs. of Obligations	5.25%	09/01/2057	100	102,499
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	115	119,145
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2048	100	101,899
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	100	102,587
Spring Branch Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/01/2047	10	9,889
Spring Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2032	55	60,560
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	5.25%	08/15/2053	135	138,560
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2032	40	43,889
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2032	35	38,250
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2034	30	32,393
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2035	20	21,473
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2036	40	42,716
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2037	55	58,383
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2038	70	73,833
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2039	70	73,360
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2040	60	62,568
Tarrant County Cultural Education Facilities Finance Corp., Series 2022, RB	5.00%	10/01/2040	40	41,190
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.50%	11/15/2047	85	88,668
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.00%	11/15/2051	610	611,979
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2024 A, RB	5.00%	07/01/2032	205	219,285
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	5.00%	10/01/2039	40	41,455
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2032	105	116,192
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2032	135	149,067
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2032	105	115,404
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2032	30	32,684
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2032	155	168,604
Texas (State of) Transportation Commission State Highway Fund, Series 2024, Ref. RB	5.00%	10/01/2032	525	581,574
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2032	65	70,866
Texas (State of) Water Development Board, Series 2022, RB	5.00%	08/01/2041	90	93,815
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2032	30	33,262
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2034	340	371,905
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2035	60	65,105
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.45%	10/15/2036	85	88,233
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

277

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.50%	10/15/2037	$110	$113,709
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.55%	10/15/2038	115	118,276
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.60%	10/15/2039	380	388,419
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.65%	10/15/2040	150	152,743
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.70%	10/15/2041	205	208,162
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.75%	10/15/2042	110	111,706
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2047	395	406,239
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.80%	10/15/2052	405	399,723
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2057	15	15,195
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	10/15/2032	110	121,961
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2032	185	203,724
Texas State Technical College, Series 2022, RB, (INS - AGI)(a)	5.50%	08/01/2042	280	299,281
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2032	35	38,351
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2032	70	76,470
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2032	105	101,327
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2032	80	87,702
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2034	80	86,610
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2035	45	48,421
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2036	120	128,400
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2037	65	69,101
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2038	55	58,120
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2040	60	62,661
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2041	55	57,082
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	160	165,698
Waco Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	150	136,954
West Harris (County of), TX Regional Water Authority, Series 2022, RB, (INS - AGI)(a)	5.50%	12/15/2050	40	41,887
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	5	5,107
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	180	181,550
				23,024,374
Utah-1.63%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2032	140	152,134
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2032	100	110,262
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2034	115	125,074
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2035	120	129,632
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2036	150	160,938
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2037	205	218,538
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2038	110	116,515
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2039	140	146,993
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2040	150	156,554
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2041	120	124,734
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	130	134,854
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	110	115,355
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2044	130	135,848
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2045	115	120,064
Salt Lake City (City of), UT, Series 2022, RB	5.00%	02/01/2052	25	25,436
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2032	100	110,581
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2034	55	60,153
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2035	40	43,455
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2036	120	129,598
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2037	235	252,143
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2038	110	117,283
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2039	55	58,259
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2040	120	126,337
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2041	60	62,893
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2042	135	141,150
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

278

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Utah (State of), Series 2018, GO Bonds	3.13%	07/01/2032	$10	$9,839
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGI)(a)	5.25%	06/15/2032	95	104,567
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2032	45	49,980
Utah Telecommunication Open Infrastructure Agency, Series 2022, Ref. RB	5.25%	06/01/2037	90	96,495
Utah Telecommunication Open Infrastructure Agency, Series 2022, Ref. RB	4.38%	06/01/2040	95	95,255
Utah Telecommunication Open Infrastructure Agency, Series 2022, Ref. RB	5.50%	06/01/2040	80	85,815
				3,516,734
Virginia-1.75%
Fairfax (County of), VA, Series 2023 A, GO Bonds	5.00%	10/01/2032	90	99,343
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2033	150	156,261
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2034	40	41,332
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2036	50	50,865
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2039	15	14,925
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2032	185	205,794
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2032	15	16,686
Fairfax (County of), VA, Series 2026 A, GO Bonds	5.00%	10/01/2032	35	38,934
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2035	60	64,580
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2036	25	26,741
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2037	55	58,433
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2023, Ref. RB	5.00%	05/15/2032	20	21,903
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2024, RB	5.00%	05/15/2032	5	5,476
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2047	75	77,099
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	150	151,866
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	4.00%	02/01/2032	10	10,296
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022, RB	5.00%	02/01/2032	155	170,181
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2024, RB	5.00%	02/01/2032	30	32,938
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	3.00%	02/01/2032	115	111,795
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2035	75	80,955
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2036	75	80,388
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2040	75	78,657
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.25%	02/01/2041	160	168,510
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	105	108,982
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2032	170	186,650
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	3.50%	02/01/2034	10	9,981
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	5.00%	02/01/2037	95	101,270
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	5.00%	02/01/2038	65	68,906
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	5.00%	02/01/2039	55	58,020
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2032	85	93,325
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

279

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2032	$40	$43,557
Virginia (Commonwealth of) Public Building Authority, Series 2022, RB	4.00%	08/01/2039	10	9,861
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2032	55	60,819
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2034	40	43,748
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2035	115	125,061
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2036	65	70,235
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2037	95	101,982
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2038	25	26,683
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	4.00%	08/01/2040	55	53,578
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	4.00%	08/01/2041	60	57,942
Virginia (Commonwealth of) Public School Authority, Series 2022 B, RB	5.00%	08/01/2052	100	101,503
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2041	25	25,896
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2042	225	231,755
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2022, Ref. RB	5.00%	05/15/2032	80	88,053
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2022, Ref. RB	4.00%	05/15/2034	40	41,033
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2022, Ref. RB	4.00%	05/15/2035	25	25,461
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2022, Ref. RB	4.00%	05/15/2036	100	101,339
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2022, Ref. RB	4.00%	05/15/2037	135	136,210
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2032	45	49,530
				3,785,338
Washington-4.22%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2032	115	125,720
Clark County School District No. 114 Evergreen, Series 2022, GO Bonds, (CEP - Washington School Bond Guaranty)	5.25%	12/01/2040	80	85,012
Douglas (County of), WA Public Utility District No. 1, Series 2022 B, RB	5.00%	09/01/2047	100	102,395
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2032	130	143,121
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2032	140	154,131
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2034	40	43,504
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2035	95	102,625
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2036	295	316,832
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2037	285	304,129
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2035	35	37,809
Energy Northwest (No. 1), Series 2025 A, Ref. RB	5.00%	07/01/2032	240	264,224
Energy Northwest (No. 1), Series 2026 A, Ref. RB	5.00%	07/01/2032	25	27,523
Energy Northwest (No. 3), Series 2022 A, Ref. RB	5.00%	07/01/2035	60	64,849
King & Snohomish Counties School District No. 417 Northshore, Series 2022, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2038	30	31,847
King & Snohomish Counties School District No. 417 Northshore, Series 2022, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2039	25	26,380
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2032	35	36,576
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2032	115	125,464
King (County of), WA, Series 2023, RB	5.00%	01/01/2032	60	65,972
King (County of), WA, Series 2025 B, Ref. GO Bonds	5.00%	12/01/2032	85	94,471
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2032	60	66,613
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2034	55	60,204
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2035	80	87,089
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2037	50	53,701
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2038	65	69,347
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

280

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2039	$55	$58,168
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2040	395	415,398
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2041	80	83,925
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2042	50	48,207
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2037	50	53,585
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2038	70	74,521
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2039	5	4,861
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2040	25	24,121
King County School District No. 405 Bellevue, Series 2026, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2032	125	138,552
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2047	55	56,595
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2052	80	81,199
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2032	35	38,537
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	05/01/2032	5	5,531
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2032	35	38,464
Snohomish (County of), WA Public Utility District No. 1, Series 2022 A, RB	5.00%	12/01/2052	10	10,121
Snohomish (County of), WA Public Utility District No. 1, Series 2025 A, Ref. RB	5.00%	12/01/2032	35	38,858
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2032	55	60,996
Snohomish (County of), WA School District No. 6, Series 2022, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2034	35	38,394
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2037	50	53,787
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2038	85	90,734
Spokane County School District No. 81, Series 2023, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2032	35	36,677
University of Washington, Series 2024 A, RB	5.00%	04/01/2032	65	71,456
University of Washington, Series 2024 B, Ref. RB	5.00%	07/01/2032	40	44,082
Washington (State of), Series 2021 A, GO Bonds	5.00%	08/01/2032	45	49,040
Washington (State of), Series 2021 A, Ref. GO Bonds	4.00%	02/01/2035	30	30,777
Washington (State of), Series 2022 C, GO Bonds	5.00%	02/01/2032	95	104,454
Washington (State of), Series 2022 R, Ref. GO Bonds	4.00%	07/01/2032	35	36,735
Washington (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2032	75	82,464
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2032	70	77,367
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2032	70	76,966
Washington (State of), Series 2024, GO Bonds	5.00%	07/01/2032	135	149,081
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2032	10	11,043
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2032	75	82,893
Washington (State of), Series 2025 B, Ref. GO Bonds	5.00%	07/01/2032	35	38,651
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2032	70	76,966
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2032	75	82,893
Washington (State of), Series 2025, GO Bonds	5.00%	07/01/2032	175	193,253
Washington (State of), Series 2026 R, Ref. GO Bonds	5.00%	08/01/2032	50	55,262
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2032	365	403,071
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2032	135	149,207
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2032	30	32,498
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2032	90	99,625
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2034	125	136,274
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2035	145	157,106
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

281

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2036	$70	$75,405
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2032	125	137,439
Washington (State of) (Bid Group 1), Series 2024-A, GO Bonds	5.00%	08/01/2032	80	88,419
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2038	90	95,713
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2039	35	36,960
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2040	110	115,459
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	235	245,589
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	165	172,084
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	300	311,978
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2034	100	108,615
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2035	185	199,865
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2036	85	91,298
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2037	95	101,462
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2038	65	68,990
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2039	90	94,923
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2041	75	78,130
Washington (State of) (Bid Group 2), Series 2022 R-2022, Ref. GO Bonds	4.00%	07/01/2034	30	30,956
Washington (State of) (Bid Group 2), Series 2026 R-C, Ref. GO Bonds	5.00%	08/01/2032	25	27,631
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2032	75	82,893
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	120	124,392
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	25	25,856
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2046	105	108,136
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2047	50	51,239
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2040	45	47,181
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2042	165	171,420
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2043	10	10,364
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2044	60	62,023
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2045	45	46,397
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2046	110	113,058
				9,105,808
Wisconsin-1.19%
Washington (State of), Series 2023 B, GO Bonds	5.00%	05/01/2044	10	10,340
Wisconsin (State of), Series 2022 4, Ref. GO Bonds	5.00%	05/01/2032	105	115,812
Wisconsin (State of), Series 2022 A, GO Bonds	5.00%	05/01/2032	55	59,724
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	105	113,131
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2037	60	64,181
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	35	37,198
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	65	68,641
Wisconsin (State of), Series 2023 B, GO Bonds	5.00%	05/01/2040	155	162,393
Wisconsin (State of), Series 2023 B, GO Bonds	5.00%	05/01/2041	210	218,829
Wisconsin (State of), Series 2023 B, GO Bonds	5.00%	05/01/2042	25	25,984
Wisconsin (State of), Series 2023 B, GO Bonds	5.00%	05/01/2043	110	114,062
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2032	130	143,387
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2032	30	33,089
Wisconsin (State of), Series 2025-3, GO Bonds	5.00%	05/01/2032	230	253,685
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2032	65	71,816
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2032	120	132,584
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022 B, RB	5.25%	12/01/2048	5	5,156
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022, RB	5.50%	12/01/2052	100	103,232
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Thedacare Health), Series 2025, RB	5.00%	10/01/2032	135	147,501
Wisconsin (State of) Public Finance Authority, Series 2022 A, RB	5.00%	10/01/2052	165	164,048
Wisconsin (State of) Public Finance Authority, Series 2022, RB, (INS - BAM)(a)	5.63%	07/01/2055	20	20,555
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

282

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2052	$480	$492,259
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy), Series 2024 B, RB	5.25%	07/01/2044	5	5,220
				2,562,827
TOTAL INVESTMENTS IN SECURITIES(d)-98.73% (Cost $216,928,730)				213,219,824
OTHER ASSETS LESS LIABILITIES-1.27%				2,752,629
NET ASSETS-100.00%				$215,972,453

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

283

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
August 31, 2026
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.68%
Alabama-1.90%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2033	$20	$21,809
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2033	40	44,683
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2033	15	16,726
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2033	75	81,976
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2035	135	145,666
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2036	55	58,803
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2037	60	63,777
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2038	30	31,560
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2039	80	83,627
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2041	100	105,408
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2042	120	126,126
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2045	600	623,435
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2040	20	21,156
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2043	445	466,147
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2044	130	135,365
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	85	86,861
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	50	51,463
Madison (City of), AL Water & Wastewater Board, Series 2023, RB	5.25%	12/01/2053	300	310,161
Montgomery (City of), AL Water Works & Sanitary Sewer Board, Series 2023, RB	5.00%	09/01/2048	15	15,386
Pike Road (Town of), AL, Series 2023, GO Bonds	5.00%	03/01/2048	25	25,531
Pike Road (Town of), AL, Series 2023, GO Wts.	5.00%	03/01/2052	30	30,451
Saraland (City of), AL, Series 2023 B, GO Bonds, (INS - BAM)(a)	5.00%	10/01/2053	10	10,058
UAB Medicine Finance Authority (University of Alabama Birmingham Hospital), Series 2016 B, Ref. RB	3.25%	09/01/2033	120	116,588
				2,672,763
Alaska-0.06%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2033	10	11,156
Alaska (State of) International Airports System, Series 2025 A, Ref. RB	5.00%	10/01/2033	5	5,558
Alaska Housing Finance Corp. (Veterans Mortgage), First Series 2025, RB, (CEP - GNMA)	4.88%	12/01/2049	70	69,782
				86,496
Arizona-1.36%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2033	15	16,730
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2033	35	38,538
Glendale (City of), AZ, Series 2024, Ref. RB	5.00%	07/01/2033	5	5,583
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	3.13%	01/01/2033	145	141,432
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2024 A, GO Bonds	5.00%	07/01/2040	5	5,284
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2024 A, GO Bonds	5.00%	07/01/2041	20	21,015
Maricopa County Union High School District No. 216 Agua Fria, Series 2024 A, GO Bonds	5.00%	07/01/2042	20	20,964
Maricopa County Union High School District No. 216 Agua Fria, Series 2024 A, GO Bonds	5.00%	07/01/2043	20	20,875
Mesa (City of), AZ, Series 2023, RB	5.00%	07/01/2044	15	15,580
Mesa (City of), AZ, Series 2023, RB	5.00%	07/01/2045	10	10,360
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2035	25	27,649
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2036	105	115,295
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2037	65	70,847
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2038	50	54,109
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2039	80	85,886
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2040	10	10,661
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2041	60	63,859
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2042	35	37,140
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2043	40	42,308
Phoenix Civic Improvement Corp., Series 2023, RB	5.25%	07/01/2047	140	147,873
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

284

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Phoenix Civic Improvement Corp., Series 2025, RB	5.00%	07/01/2033	$10	$11,173
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2043	160	167,171
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2047	275	282,099
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2050	115	116,860
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2033	110	122,364
University of Arizona Board of Regents (Green Bonds), Series 2023 A, RB	5.50%	07/01/2048	250	267,038
				1,918,693
Arkansas-0.08%
Pulaski (County of), AR (Arkansas Children’s Hospital), Series 2023, RB	5.25%	03/01/2053	115	117,440
California-16.06%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2033	55	62,992
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	130	135,104
Alvord Unified School District, Series 2023 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	25	25,652
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2033	35	39,658
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	215	220,859
Benicia Unified School District (Election of 2004), Series 2024 A, GO Bonds	5.00%	08/01/2053	170	174,264
Burlingame School District, Series 2023 B, GO Bonds	5.00%	08/01/2052	10	10,301
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2033	460	446,809
California (State of), Series 2019, GO Bonds	3.00%	10/01/2033	220	214,375
California (State of), Series 2022, GO Bonds	5.00%	04/01/2033	10	10,987
California (State of), Series 2022, GO Bonds	5.00%	04/01/2033	230	256,363
California (State of), Series 2022, GO Bonds	5.00%	09/01/2033	5	5,518
California (State of), Series 2023, GO Bonds	5.00%	09/01/2033	30	33,572
California (State of), Series 2023, GO Bonds	5.00%	10/01/2033	15	16,681
California (State of), Series 2023, GO Bonds	5.00%	10/01/2034	40	44,122
California (State of), Series 2023, GO Bonds	5.00%	09/01/2035	20	22,084
California (State of), Series 2023, GO Bonds	5.00%	10/01/2035	330	362,356
California (State of), Series 2023, GO Bonds	5.00%	09/01/2036	170	186,790
California (State of), Series 2023, GO Bonds	5.00%	09/01/2037	145	158,117
California (State of), Series 2023, GO Bonds	5.00%	09/01/2038	300	324,578
California (State of), Series 2023, GO Bonds	5.00%	10/01/2039	110	118,082
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	410	432,528
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	15	16,057
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	660	696,649
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	85	95,122
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2033	90	100,086
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2036	220	240,423
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	410	435,540
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	365	353,858
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	90	95,594
California (State of), Series 2024, GO Bonds	5.00%	09/01/2033	55	61,549
California (State of), Series 2024, GO Bonds	5.00%	09/01/2033	20	22,382
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2033	45	50,319
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2033	85	95,122
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2033	135	150,352
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2033	375	419,324
California (State of) Educational Facilities Authority (Stanford University), Series 2023 V-3, RB	5.00%	06/01/2033	355	403,743
California (State of) Educational Facilities Authority (University of the Pacific), Series 2023, RB	5.00%	11/01/2053	80	81,430
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2033	60	60,000
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2033	20	22,757
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2037	100	108,561
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2038	90	96,915
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2039	105	111,965
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2040	125	132,189
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	335	352,411
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2043	30	31,296
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

285

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2044	$115	$119,528
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2023 A, RB	5.00%	08/15/2033	40	45,387
California (State of) Infrastructure & Economic Development Bank, Series 2025 A, RB	5.00%	06/01/2033	185	210,401
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2033	25	28,050
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2020 A-1, Ref. RB	5.00%	04/01/2033	180	204,073
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2023, Ref. RB	5.00%	04/01/2033	25	28,343
California (State of) Public Finance Authority (Sharp Healthcare), Series 2024 A, Ref. RB	5.00%	08/01/2033	160	180,505
California (State of) Public Works Board, Series 2023 C, Ref. RB	5.00%	09/01/2033	60	67,065
California (State of) Public Works Board, Series 2023 C, Ref. RB	5.00%	09/01/2036	20	21,949
California (State of) Public Works Board, Series 2023 D, RB	5.00%	11/01/2037	70	76,090
California (State of) Public Works Board, Series 2023 D, RB	5.00%	11/01/2038	30	32,462
California (State of) Public Works Board, Series 2023 D, RB	4.50%	11/01/2043	10	10,125
California (State of) Public Works Board, Series 2023 D, RB	5.00%	11/01/2044	15	15,842
California (State of) Public Works Board, Series 2023 D, RB	5.00%	11/01/2045	45	47,403
California (State of) Public Works Board, Series 2023, Ref. RB	5.00%	12/01/2033	20	22,092
California (State of) Public Works Board, Series 2023, Ref. RB	5.00%	09/01/2035	45	49,601
California (State of) Public Works Board, Series 2023, Ref. RB	5.00%	09/01/2037	25	27,165
California (State of) Public Works Board, Series 2023, Ref. RB	5.00%	09/01/2038	205	221,795
California (State of) Public Works Board, Series 2024, Ref. RB	5.00%	09/01/2033	50	55,887
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2033	5	5,595
California State University, Series 2023 A, RB	5.25%	11/01/2048	295	313,642
California State University, Series 2023 A, RB	5.25%	11/01/2053	25	26,368
Central Unified School District, Series 2023 B, GO Bonds	4.00%	08/01/2050	5	4,616
Central Unified School District, Series 2023 B, GO Bonds	5.25%	08/01/2052	220	229,593
East Bay Municipal Utility District, Series 2024 A, RB	5.00%	06/01/2040	25	27,113
East Bay Municipal Utility District, Series 2024 A, RB	5.00%	06/01/2044	30	31,955
East Bay Municipal Utility District, Series 2024 B, Ref. RB	5.00%	06/01/2044	20	21,304
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2033	5	5,703
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2041	20	21,550
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2042	175	187,875
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2043	15	16,034
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2054	130	134,790
East Bay Municipal Utility District (Green Bonds), Series 2024 B, Ref. RB	5.00%	06/01/2042	10	10,736
East Side Union High School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2033	25	28,321
El Centro (City of), CA Financing Authority (Police Station), Series 2023 A, RB	4.25%	10/01/2047	120	116,607
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	45	49,453
Hayward Area Recreation & Park District, Series 2023 B, GO Bonds	5.00%	08/01/2052	40	41,316
Hayward Unified School District (Election of 2024), Series 2025 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2050	5	5,222
Imperial (County of), CA Community College District (Election of 2022), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2053	10	10,422
Indio Electric Financing Authority, Series 2023, RB	5.25%	01/01/2053	100	103,346
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	50	52,010
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	375	387,358
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	100	103,411
Kern High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2033	25	28,489
Los Angeles (City of), CA, Series 2023 A, RB	5.00%	02/01/2037	30	32,862
Los Angeles (City of), CA, Series 2023 A, RB	5.00%	02/01/2038	140	152,130
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2033	35	39,690
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2033	40	45,308
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2033	60	65,196
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2035	220	237,959
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2049	50	50,934
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.00%	07/01/2037	65	69,167
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

286

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.25%	07/01/2053	$25	$25,549
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	130	134,950
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	15	15,537
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	70	72,060
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2035	100	108,163
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2036	35	37,650
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2037	35	37,399
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2038	100	105,909
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2041	30	31,142
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2042	55	56,970
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2043	70	72,060
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2044	170	174,567
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	70	71,137
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2033	80	87,987
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2033	15	16,536
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2033	70	76,988
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2033	50	54,992
Los Angeles (City of), CA Department of Water & Power, Series 2025 B, Ref. RB	5.00%	07/01/2033	200	219,967
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2033	25	28,367
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2033	75	85,183
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2033	5	5,695
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2033	195	217,875
Los Angeles Unified School District, Series 2025 A, Ref. GO Bonds	5.00%	07/01/2033	10	11,173
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2037	45	48,673
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2038	60	64,498
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2039	10	10,671
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2040	50	53,150
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2041	95	100,161
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2042	115	120,867
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	230	241,295
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	30	34,184
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	5	5,697
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	5	5,697
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	5	5,697
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)	5.00%	10/01/2033	20	22,789
Los Angeles Unified School District (Green Bonds), Series 2023, COP	5.00%	10/01/2035	25	27,417
Los Angeles Unified School District (Green Bonds), Series 2023, COP	5.00%	10/01/2038	5	5,368
Manteca Unified School District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2053	50	52,320
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2033	20	22,499
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	195	204,032
Modesto Irrigation District, Series 2023 A, RB	5.25%	10/01/2048	60	63,630
Norwalk-La Mirada Unified School District, Series 2023 F, GO Bonds	5.00%	08/01/2051	170	174,805
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	90	92,224
Oakland (City of), CA, Series 2023 D, GO Bonds	5.25%	07/15/2048	50	52,440
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2048	150	156,599
Ontario Montclair School District, Series 2023 C, GO Bonds	5.25%	08/01/2052	10	10,515
Redwood City School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2048	90	93,633
Redwood City School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2052	50	51,504
Rialto Unified School District (Election of 2022), Series 2023, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	40	41,061
Riverside (County of), CA Public Financing Authority (Riverside County Redevelopment), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	10/01/2033	25	28,127
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	265	277,537
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	95	98,542
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2033	10	11,413
Sacramento Transportation Authority (Measure A), Series 2023 A, Ref. RB	5.00%	10/01/2037	20	22,143
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2033	30	34,266
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

287

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2036	$40	$44,654
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2038	15	16,465
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2053	140	144,438
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	5.25%	08/01/2048	55	58,338
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2035	45	50,412
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2036	55	61,224
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2037	65	71,801
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2038	55	60,261
San Diego Unified School District (Election of 2008) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	30	31,252
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	80	85,259
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	160	166,676
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2053	50	51,655
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2033	55	61,301
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2033	15	16,988
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	105	111,439
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	135	142,373
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, RB	5.25%	11/01/2048	35	37,079
San Francisco (City & County of), CA Public Utilities Commission, Series 2023, Ref. RB	5.00%	11/01/2039	25	27,028
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2033	30	33,482
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2036	105	116,845
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2038	60	61,100
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2038	110	120,114
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2040	20	19,872
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2041	25	24,666
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.00%	11/01/2043	75	80,140
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	120	127,127
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	10	10,493
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Transbay Infrastructure), Series 2023, RB, (INS - AGI)(a)	5.25%	08/01/2053	130	135,491
San Francisco (City of), CA, Series 2023, Ref. RB	5.00%	11/01/2035	65	72,710
San Francisco (City of), CA, Series 2025, Ref. RB	5.00%	11/01/2033	10	11,333
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2033	45	42,903
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2025, Ref. GO Bonds	5.00%	08/01/2033	160	181,791
San Joaquin Hills Transportation Corridor Agency, Series 2021 A, Ref. RB	5.00%	01/15/2033	115	123,913
San Mateo County Transit District, Series 2025 A, Ref. RB	5.00%	06/01/2033	5	5,696
San Mateo Foster City School District (Election of 2020), Series 2025 C, GO Bonds	5.00%	08/01/2051	75	78,263
Santa Clara Unified School District, Series 2024, Ref. GO Bonds	5.00%	07/01/2033	30	34,133
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2033	35	39,816
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2035	110	123,508
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2036	85	94,725
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2033	90	93,993
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023, RB	5.00%	07/01/2035	150	162,528
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023, RB	5.00%	07/01/2037	5	5,343
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023, RB	5.00%	07/01/2039	25	26,225
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023- 1A, RB	5.00%	07/01/2048	210	213,411
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023- 1A, RB	5.25%	07/01/2053	215	221,421
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2033	100	110,340
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2033	20	22,383
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

288

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2035	$175	$193,047
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2036	5	5,470
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2037	20	21,762
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2033	165	184,659
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2035	90	99,282
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2036	100	109,396
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2037	275	299,232
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2038	265	286,313
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2039	10	10,734
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	410	434,653
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	80	84,531
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	155	163,431
University of California, Series 2023 BQ, RB	5.00%	05/15/2033	70	78,340
University of California, Series 2023 BQ, RB	5.00%	05/15/2035	390	430,220
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2033	55	61,553
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2033	175	195,850
University of California, Series 2024, Ref. RB	5.00%	05/15/2033	30	33,574
University of California, Series 2025, Ref. RB	5.00%	05/15/2033	10	11,191
Ventura Unified School District (Election of 2022), Series 2025 B, GO Bonds	5.25%	08/01/2055	100	105,946
Victor Valley Community College District (Election of 2008), Series 2024 E, GO Bonds	5.00%	08/01/2051	200	206,373
Washington Township Health Care District, Series 2023 A, RB	5.75%	07/01/2048	5	5,194
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2048	165	170,977
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.50%	08/01/2053	125	130,908
				22,591,628
Colorado-1.17%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2033	10	11,531
Arapahoe County School District No. 5 Cherry Creek, Series 2025, Ref. GO Bonds	5.00%	12/15/2033	20	22,409
Board of Governors of Colorado State University System, Series 2013 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	03/01/2033	100	110,060
Bromley Park Metropolitan District No. 2, Series 2023, Ref. GO Bonds, (INS - BAM)(a)	5.38%	12/01/2053	50	51,474
Centennial Water & Sanitation District, Series 2024, RB	5.25%	12/01/2053	175	181,870
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2033	50	54,157
Colorado (State of) Regional Transportation District (Fastracks), Series 2023 A, Ref. RB	5.00%	11/01/2037	85	92,051
Colorado School of Mines, Series 2023 C, RB	5.25%	12/01/2048	70	72,739
Colorado School of Mines, Series 2023 C, RB	5.25%	12/01/2053	50	51,373
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2048	5	5,248
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2053	200	207,942
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2033	50	55,993
Colorado Springs School District No. 11 Facilities Corp., Series 2024, COP, (INS - BAM)(a)	5.25%	12/15/2048	65	67,508
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2033	5	5,565
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2037	30	32,415
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2038	45	48,252
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2039	25	26,590
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2040	55	58,156
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2041	10	10,525
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2042	30	31,445
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2043	60	62,749
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2035	30	32,772
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2036	45	48,727
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2037	75	80,587
Eagle County School District No. Re50J, Series 2024, GO Bonds	5.00%	12/01/2043	15	15,697
Midtown Clear Creek Metropolitan District, Series 2023 A, Ref. GO Bonds, (INS - BAM)(a)	5.00%	12/01/2053	70	71,091
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 A, Ref. GO Bonds	3.00%	12/15/2033	100	97,500
University of Colorado, Series 2017 A-2, Ref. RB(b)	3.00%	06/01/2033	25	25,008
University of Colorado, Series 2017 A-2, Ref. RB	3.00%	06/01/2033	15	14,408
				1,645,842
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

289

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-1.68%
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2033	$55	$53,370
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2033	100	103,053
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2033	45	49,635
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2033	10	11,156
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2033	5	5,549
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2033	195	217,972
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2033	100	111,163
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2033	30	33,544
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	3.00%	06/01/2033	30	29,012
Connecticut (State of) (Social Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2033	60	66,674
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2034	225	247,377
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2035	60	65,536
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2036	100	108,547
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2037	215	231,662
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2038	25	26,757
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2039	75	79,639
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2040	15	16,050
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2041	65	68,235
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	15	15,947
Connecticut (State of) (Transportation Infrastructure), Series 2023 A, RB(b)	5.00%	07/01/2033	90	100,206
Connecticut (State of) (Transportation Infrastructure), Series 2023 A, RB	5.00%	07/01/2033	35	39,014
Connecticut (State of) (Transportation Infrastructure), Series 2023 B, Ref. RB	5.00%	07/01/2033	40	44,588
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1999, RB	5.00%	07/01/2033	470	526,979
New Haven (City of), CT, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2033	50	55,059
University of Connecticut, Series 2023 A, RB	5.25%	11/15/2048	50	52,760
				2,359,484
Delaware-0.25%
Delaware (State of), Series 2021, Ref. GO Bonds	3.00%	02/01/2033	55	53,599
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2033	20	22,438
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	90	99,659
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	70	76,958
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2037	20	21,834
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	25	27,085
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	40	43,009
				344,582
District of Columbia-2.50%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2033	150	164,908
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2033	90	99,304
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2035	90	98,469
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2036	45	48,890
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2037	45	48,577
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2038	100	107,153
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2039	80	85,129
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2040	35	37,020
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2041	65	68,128
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2042	35	36,597
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2045	120	124,393
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	125	129,631
District of Columbia, Series 2023 A, RB	5.00%	05/01/2038	95	101,875
District of Columbia, Series 2023 A, RB	5.00%	05/01/2040	60	63,483
District of Columbia, Series 2023 A, RB	5.00%	05/01/2041	60	63,194
District of Columbia, Series 2023 A, RB	5.00%	05/01/2042	75	78,824
District of Columbia, Series 2023 A, RB	5.00%	05/01/2043	260	272,370
District of Columbia, Series 2023 A, RB	5.25%	05/01/2048	290	301,237
District of Columbia, Series 2023 C, RB	5.00%	10/01/2033	60	66,898
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2033	25	27,840
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2033	70	77,951
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

290

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2033	$115	$128,348
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2033	95	105,631
District of Columbia, Series 2026 A, GO Bonds	5.00%	06/01/2033	20	22,238
District of Columbia, Series 2026 B, Ref. GO Bonds	5.00%	06/01/2033	75	83,393
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2033	5	5,568
District of Columbia Water & Sewer Authority, Series 2026 A, Ref. RB	5.00%	10/01/2033	15	16,704
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2035	35	37,913
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2041	25	25,968
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2044	110	113,670
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2041	30	31,162
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2042	50	51,724
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2043	20	20,660
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2048	165	167,784
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.50%	07/15/2051	205	213,362
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.25%	07/15/2053	80	81,563
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2036	40	43,039
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2037	30	32,022
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2039	75	78,805
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2040	40	41,736
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2042	40	41,379
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2043	30	30,990
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2045	35	36,096
				3,511,626
Florida-3.17%
Brevard (County of), FL, Series 2023, RB	5.50%	09/01/2053	165	173,175
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.50%	03/01/2043	10	10,555
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.60%	03/01/2048	170	177,798
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	10/01/2048	50	51,553
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	10/01/2053	40	40,822
Central Florida Expressway Authority, Series 2024 B, RB, (INS - AGI)(a)	5.00%	07/01/2033	135	150,660
Central Florida Expressway Authority, Series 2025 A, RB	5.00%	07/01/2033	100	111,145
Duval County (County of), FL School Board, Series 2025 A, Ref. COP, (INS - AGI)(a)	5.00%	07/01/2033	40	44,148
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2033	50	56,015
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2033	12	13,444
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2033	245	274,472
Florida (State of), Series 2025 A, Ref. GO Bonds	5.00%	06/01/2033	55	61,616
Florida (State of) Board of Governors (University of North Florida), Series 2023 A, RB, (INS - BAM)(a)	5.00%	11/01/2053	25	25,141
Florida (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	07/01/2033	20	22,216
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2033	175	164,375
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2048	170	181,181
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2053	70	73,596
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant), Series 2023, RB	5.50%	09/01/2048	30	31,973
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	55	57,690
Fort Myers (City of), FL, Series 2023, Ref. RB	5.25%	10/01/2053	50	51,325
Hillsborough (County of), FL, Series 2023, GO Bonds	5.00%	07/01/2053	150	152,683
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	100	103,446
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.50%	10/01/2053	30	31,186
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2033	5	5,548
JEA Electric System, Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2033	40	44,626
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.00%	10/01/2043	130	135,997
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.00%	10/01/2044	5	5,211
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.25%	10/01/2049	20	20,587
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.50%	10/01/2054	300	314,372
Manatee (County of), FL, Series 2023, RB	5.25%	10/01/2048	150	156,087
Manatee (County of), FL, Series 2023, RB	5.50%	10/01/2053	150	157,224
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2033	20	22,203
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2035	35	38,334
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

291

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2036	$45	$48,926
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2037	25	26,965
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2038	155	165,800
Miami (City of), FL, Series 2023 A, RB	5.00%	03/01/2048	185	188,899
Miami (City of), FL, Series 2023 A, RB	5.25%	03/01/2053	30	30,906
Miami-Dade (County of), FL, Series 2024, RB	5.00%	04/01/2054	40	40,243
Miami-Dade (County of), FL, Series 2025 B, Ref. RB	5.00%	10/01/2033	15	16,705
Miami-Dade (County of), FL, Series 2025, Ref. GO Bonds	5.00%	07/01/2033	20	22,177
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(a)	5.25%	04/01/2033	25	27,637
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	40	40,124
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2041	55	56,509
Orange (County of), FL School Board, Series 2024 A, COP	5.00%	08/01/2033	15	16,635
Orlando (City of), FL Utilities Commission, Series 2023 A, RB	5.00%	10/01/2048	100	102,865
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2035	25	27,307
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2036	60	65,019
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2037	25	26,874
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2038	15	15,999
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2039	30	31,742
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2040	90	94,620
Pasco (City of), FL, Series 2023, RB, (INS - AGI)(a)	5.00%	09/01/2048	75	75,379
Sarasota (County of), FL School Board, Series 2023 A, COP	5.00%	07/01/2036	85	91,879
Sarasota (County of), FL School Board, Series 2023 B, COP	5.00%	07/01/2035	40	43,555
Sarasota (County of), FL School Board, Series 2023 B, COP	5.00%	07/01/2037	60	64,379
Seminole (County of), FL School District, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2033	15	16,695
South Broward Hospital District, Series 2016, Ref. RB	4.00%	05/01/2033	55	54,732
South Florida Water Management District, Series 2026, Ref. COP	5.00%	10/01/2033	70	78,095
St. Lucie (County of), FL School Board, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2048	25	25,278
				4,456,348
Georgia-1.58%
Atlanta (City of), GA, Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2033	135	151,330
Atlanta (City of), GA (Green Bonds), Series 2023 B-1, RB	5.00%	07/01/2048	15	15,340
Atlanta (City of), GA (Green Bonds), Series 2023 B-1, RB	5.00%	07/01/2053	175	177,188
Atlanta (City of), GA (Social Bonds), Series 2023, RB	5.00%	07/01/2044	5	5,203
Augusta (City of), GA, Series 2024 A, Ref. RB	5.00%	10/01/2033	70	75,242
Augusta (City of), GA (Wellstar Health System, Inc.), Series 2023, Ref. RB, (INS - AGI)(a)	5.13%	04/01/2053	25	25,401
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RAC	5.13%	04/01/2048	5	5,093
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RB, (INS - AGI)(a)	5.00%	04/01/2048	45	45,926
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2033	85	93,769
Fulton (County of), GA, Series 2025, Ref. RB	5.00%	01/01/2033	10	11,124
Georgia (State of), Series 2018 A, GO Bonds	3.00%	07/01/2033	160	156,674
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2033	25	27,653
Georgia (State of), Series 2023 A, GO Bonds	5.00%	07/01/2035	5	5,539
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2033	30	33,463
Georgia (State of) (Bid Group 1), Series 2026 A, GO Bonds	5.00%	07/01/2033	50	56,062
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2033	25	28,031
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2041	15	15,945
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2036	300	330,120
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2037	5	5,462
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2038	190	206,072
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	2.50%	02/01/2033	50	46,860
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGI)(a)	5.00%	07/01/2064	125	125,453
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023, RB, (INS - AGI)(a)	5.00%	07/01/2048	5	5,087
Georgia (State of) Municipal Electric Authority (Project One), Series 2024 B, Ref. RB	5.00%	01/01/2033	40	43,724
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

292

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2033	$55	$60,559
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/01/2033	5	5,600
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2033	45	50,396
Private Colleges & Universities Authority (Emory University), Series 2023 B, RB	5.00%	09/01/2033	250	277,775
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.00%	09/01/2033	125	138,888
				2,224,979
Hawaii-0.15%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2033	25	23,970
Hawaii (State of), Series 2017 FK, GO Bonds	3.25%	05/01/2033	50	49,095
Honolulu (City & County of), HI, Series 2025 D, Ref. GO Bonds	5.00%	07/01/2033	45	50,220
Honolulu (City & County of), HI, Series 2025 F, Ref. GO Bonds	5.00%	07/01/2033	55	61,380
Honolulu (City & County of), HI, Series 2025, Ref. RB	5.00%	07/01/2033	15	16,740
Honolulu (City & County of), HI (Green Bonds), Series 2023, RB	5.25%	07/01/2053	15	15,574
				216,979
Idaho-0.41%
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.00%	08/15/2040	35	37,123
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.00%	08/15/2041	25	26,402
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.00%	08/15/2042	55	57,952
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.00%	08/15/2043	90	94,569
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.25%	08/15/2048	250	261,466
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2033	90	100,710
				578,222
Illinois-4.13%
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	11/01/2048	70	72,273
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2053	115	117,620
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	11/01/2053	75	76,667
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2033	295	322,297
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2041	125	120,162
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2043	30	28,740
Chicago (City of), IL, Series 2024 B, Ref. GO Bonds	5.00%	01/01/2033	350	361,311
Chicago (City of), IL, Series 2025 B, GO Bonds	5.00%	01/01/2033	115	118,717
Chicago (City of), IL (O’Hare International Airport), Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	01/01/2041	240	250,496
Chicago (City of), IL (O’Hare International Airport), Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	01/01/2043	25	25,960
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2033	90	99,081
Chicago (City of), IL Board of Education, Series 2023, RB	5.25%	04/01/2037	25	26,699
Chicago (City of), IL Board of Education, Series 2023, RB	5.00%	04/01/2038	65	67,782
Chicago (City of), IL Board of Education, Series 2023, RB	5.25%	04/01/2039	165	174,780
Chicago (City of), IL Board of Education, Series 2023, RB	5.00%	04/01/2041	25	25,526
Chicago (City of), IL Board of Education, Series 2023, RB	5.75%	04/01/2048	80	83,614
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2007 C, Ref. GO Bonds	5.25%	12/01/2033	50	56,469
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2033	25	27,553
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2035	125	135,870
Chicago (City of), IL O’Hare International Airport, Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	01/01/2042	50	52,108
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2033	70	76,400
Illinois (State of), Series 2016 D, Ref. RB	3.00%	06/15/2033	85	79,282
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2033	45	48,230
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2033	155	166,706
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2033	5	5,361
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2033	45	48,913
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2035	50	53,603
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2036	70	74,479
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2037	95	100,305
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2038	75	78,594
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2033	10	10,733
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2039	100	103,983
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2040	100	103,225
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

293

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2044	$10	$10,143
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2045	45	45,504
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2046	50	50,380
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2048	445	445,039
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2033	105	112,792
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2033	60	65,085
Illinois (State of), Series 2024 B, GO Bonds	5.00%	10/01/2036	25	26,602
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2033	45	48,764
Illinois (State of), Series 2025 C, GO Bonds	5.25%	09/01/2033	85	93,686
Illinois (State of) Finance Authority (Green Bonds), Series 2025 B, RB	5.00%	07/01/2033	35	38,992
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2048	100	102,914
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2054	10	10,185
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 B, Ref. RB	5.00%	04/01/2033	65	71,514
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.00%	04/01/2033	120	132,026
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2033	65	71,779
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2023, RB	5.25%	10/01/2057	100	101,642
Illinois (State of) Municipal Electric Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	02/01/2033	30	32,943
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2041	100	104,596
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	185	193,014
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2043	95	100,542
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2044	210	217,455
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	175	183,667
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2033	50	55,195
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2033	100	108,716
Sales Tax Securitization Corp., Series 2023 A, Ref. RB	5.00%	01/01/2033	40	43,486
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2035	90	96,503
Sangamon (County of), IL School District No. 186 (Springfield), Series 2023, GO Bonds, (INS - AGI)(a)	5.50%	06/01/2058	30	30,622
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2033	15	16,465
				5,803,790
Indiana-1.02%
Indiana (State of) Finance Authority, Series 2023 A, RB	5.00%	10/01/2046	30	30,765
Indiana (State of) Finance Authority (Citizens Energy Group), Series 2023, Ref. RB	5.00%	10/01/2035	40	43,948
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2033	75	82,244
Indiana (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	02/01/2035	65	71,465
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2041	35	36,542
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2042	100	104,159
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	325	325,497
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2033	40	43,409
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.00%	03/01/2053	10	10,143
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.00%	03/01/2058	150	151,397
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.25%	03/01/2067	250	254,523
Indianapolis Local Public Improvement Bond Bank (Circle City Forward Phase II), Series 2023, RB	5.25%	02/01/2048	125	129,852
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority), Series 2023, RB	5.00%	01/01/2048	50	50,624
Indianapolis Local Public Improvement Bond Bank (Metropolitan Throughfare), Series 2024, RB	5.00%	01/01/2043	20	20,842
Indianapolis Local Public Improvement Bond Bank (Metropolitan Throughfare), Series 2024, RB	5.00%	01/01/2044	80	83,174
				1,438,584
Iowa-0.53%
Iowa (State of) Finance Authority, Series 2023, Ref. RB	5.00%	08/01/2033	25	27,905
Iowa (State of) Finance Authority, Series 2023, Ref. RB	5.00%	08/01/2038	55	59,182
Iowa (State of) Finance Authority, Series 2023, Ref. RB	5.00%	08/01/2040	50	53,032
Iowa (State of) Finance Authority (Green Bonds), Series 2023 B, Ref. RB	5.00%	08/01/2036	90	98,508
Iowa (State of) Finance Authority (Green Bonds), Series 2023, RB	5.25%	08/01/2048	100	104,884
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2035	155	170,786
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2037	20	21,702
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2039	50	53,369
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

294

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-(continued)
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2041	$115	$121,579
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2042	30	31,624
				742,571
Kansas-0.13%
Johnson County Unified School District No. 512 Shawnee Mission, Series 2023 A, GO Bonds	4.00%	10/01/2042	15	14,463
Kansas (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	09/01/2033	45	50,268
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2033	30	33,512
Kansas (State of) Development Finance Authority (University of Kansas), Series 2026, Ref. RB	5.00%	05/01/2033	80	88,834
				187,077
Kentucky-0.74%
Christian County School District Finance Corp., Series 2023, RB, (INS - AGI)(a)	4.50%	10/01/2053	150	141,836
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2033	20	22,179
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2033	20	22,154
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2033	75	83,134
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2040	160	165,545
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2041	20	20,584
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2003, Ref. RB	2.00%	10/01/2033	80	67,860
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 A, Ref. RB	5.00%	05/15/2035	180	196,862
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2051	40	40,677
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 B, Ref. RB	5.00%	05/15/2036	155	168,306
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2035	20	21,997
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2053	50	50,623
Meade County School District Finance Corp., Series 2025, RB, (CEP - Kentucky Higher Education Intercept Program)	4.88%	08/01/2048	5	5,009
University of Kentucky, Series 2018, RB, (CEP - Kentucky Higher Education Intercept Program)	3.00%	10/01/2033	35	33,427
				1,040,193
Louisiana-0.87%
Ernest N. Morial New Orleans Exhibition Hall Authority, Series 2023, RB	5.50%	07/15/2053	250	259,797
Lafayette (City of), LA, Series 2023, RB, (INS - BAM)(a)	5.13%	11/01/2048	10	10,324
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2033	10	11,085
Louisiana (State of), Series 2023, RB	5.00%	09/01/2033	45	50,209
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2033	100	111,442
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2035	80	87,397
Louisiana (State of) Gasoline & Fuels, Series 2024 A, RB	5.00%	05/01/2033	15	16,618
Louisiana (State of) Gasoline & Fuels, Series 2025 B, RB	5.00%	05/01/2033	15	16,666
Louisiana (State of) Public Facilities Authority, Series 2017, Ref. RB	5.25%	10/01/2046	100	99,918
Louisiana Local Government Environmental Facilities & Community Development Auth, Series 2023, Ref. RB	5.00%	02/01/2041	30	31,099
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2036	10	10,721
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2041	210	218,039
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2048	155	156,560
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.25%	07/01/2053	135	136,924
				1,216,799
Maine-0.05%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2023 B, RB, (INS - AGI)(a)	5.25%	07/01/2048	65	66,972
Maryland-1.40%
Baltimore (County of), MD (84th Issue), Series 2023, GO Bonds	5.00%	03/01/2053	70	71,589
Maryland (State of), First Series 2024 A, GO Bonds	5.00%	06/01/2033	110	122,805
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2033	165	181,696
Maryland (State of), Series 2023 A, GO Bonds	5.00%	03/15/2037	20	21,653
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2033	150	167,462
Maryland (State of), Series 2025 B, RB	5.00%	10/01/2036	10	10,938
Maryland (State of) (Bidding Group 2), First Series 2023 A, GO Bonds	5.00%	03/15/2035	60	65,830
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

295

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) (Bidding Group 2), Series 2019 A, GO Bonds	2.13%	08/01/2033	$60	$53,487
Maryland (State of) (Bidding Group 2), Series 2023, A GO Bonds	5.00%	03/15/2036	100	109,000
Maryland (State of) Department of Transportation, Series 2019, RB	2.50%	10/01/2033	150	137,816
Maryland (State of) Department of Transportation, Series 2021 A, RB	3.00%	10/01/2033	30	28,979
Maryland (State of) Department of Transportation, Series 2025 A, RB	5.00%	04/01/2037	20	21,680
Maryland (State of) Department of Transportation, Series 2025 B, RB	5.00%	10/01/2037	15	16,282
Maryland (State of) Department of Transportation, Series 2025 B, RB	5.00%	10/01/2038	180	193,946
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Health System), Series 2023, Ref. RB	5.25%	07/01/2053	155	155,057
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2036	240	259,813
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2033	10	11,069
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2035	100	109,086
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2037	50	53,766
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2033	40	38,261
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2033	65	72,498
Montgomery (County of), MD, Series 2020 A, GO Bonds	3.00%	08/01/2033	60	57,827
Prince George’s (County of), MD, Series 2021 A, GO Bonds	3.00%	07/01/2033	10	9,671
				1,970,211
Massachusetts-4.33%
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2036	60	66,769
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2037	15	16,564
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2038	25	27,398
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2039	65	70,358
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2040	95	102,155
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2041	65	69,351
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2042	50	53,160
Boston (City of), MA, Series 2023, A GO Bonds	5.00%	11/01/2035	25	28,017
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2033	100	112,829
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2036	25	27,876
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2037	45	49,825
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2038	60	65,944
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2040	30	32,342
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2042	5	5,307
Boston (City of), MA, Series 2026 A, GO Bonds	5.00%	06/01/2033	5	5,663
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.13%	09/01/2033	70	67,691
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	3.00%	11/01/2033	80	76,781
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2033	65	71,346
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2033	160	176,879
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2033	45	50,474
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2035	35	38,514
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2036	70	76,520
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2040	25	26,496
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2043	250	261,746
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2048	410	420,529
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2053	35	35,488
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2036	20	21,902
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2037	35	38,038
Massachusetts (Commonwealth of), Series 2023 B, RB	5.00%	06/01/2047	20	20,701
Massachusetts (Commonwealth of), Series 2023 B, RB	5.00%	06/01/2050	20	20,495
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2033	50	55,840
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2035	115	126,545
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2036	20	21,863
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2037	75	81,413
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2038	35	37,725
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2041	160	168,519
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2043	75	78,524
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2044	25	26,081
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

296

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2023 C, GO Bonds	5.00%	10/01/2048	$345	$354,339
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2039	30	32,040
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2041	20	21,100
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2042	20	21,041
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2043	70	73,397
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2052	120	121,937
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2053	175	177,575
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2033	20	22,336
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2037	15	16,283
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2038	115	123,955
Massachusetts (Commonwealth of), Series 2023, RB	5.00%	06/01/2048	230	237,046
Massachusetts (Commonwealth of), Series 2024 C, GO Bonds	5.00%	08/01/2033	30	33,586
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2033	5	5,611
Massachusetts (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	07/01/2033	20	22,372
Massachusetts (Commonwealth of), Series 2025 B, Ref. GO Bonds	5.00%	06/01/2033	5	5,589
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2033	10	11,195
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2023, RB	5.00%	06/01/2053	350	356,348
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2033	30	34,117
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2023 A-1, RB	5.00%	07/01/2043	50	52,613
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2033	55	61,704
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2033	15	16,828
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2033	10	11,219
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2040	35	37,249
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2041	25	26,467
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2042	100	105,574
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2048	165	172,318
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2053	365	376,761
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2023, RB	5.00%	02/01/2042	25	26,406
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2023, RB	5.00%	02/01/2044	5	5,246
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2023-25B, RB	5.00%	02/01/2041	10	10,590
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2048	285	278,533
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2023 FF, Ref. RB	5.00%	10/01/2048	135	138,785
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	3.13%	07/01/2033	130	127,024
Massachusetts (Commonwealth of) Health & Educational Facilities Authority, Series 2005, Ref. RB	5.00%	11/01/2033	20	22,611
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Mass Institute Technology), Series 2003, RB	5.25%	07/01/2033	25	28,580
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2033	5	5,588
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2033	20	22,820
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2023 B, Ref. RB	5.25%	08/01/2048	105	109,835
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2023 C, RB	5.00%	08/01/2033	45	50,647
				6,090,933
Michigan-1.62%
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2033	30	33,266
Great Lakes Water Authority, Series 2025 A, RB	5.00%	07/01/2033	50	55,443
Great Lakes Water Authority, Series 2025 A, Ref. RB	5.00%	07/01/2033	60	66,531
Great Lakes Water Authority, Series 2025 B, Ref. RB	5.00%	07/01/2033	35	38,810
Kentwood Public Schools, Series 2023 II, GO Bonds, (INS - AGI)(a)	5.00%	05/01/2053	100	100,852
Lansing (City of), MI, Series 2023 B, GO Bonds, (INS - AGI)(a)	5.00%	06/01/2048	50	51,060
Michigan (State of), Series 2018, GO Bonds	3.13%	05/01/2033	165	160,736
Michigan (State of), Series 2023, RB	5.00%	11/15/2033	125	140,068
Michigan (State of), Series 2023, RB	5.00%	11/15/2035	40	44,146
Michigan (State of), Series 2023, RB	5.00%	11/15/2036	15	16,440
Michigan (State of), Series 2023, RB	5.00%	11/15/2037	75	81,570
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

297

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of), Series 2023, RB	5.00%	11/15/2038	$20	$21,550
Michigan (State of), Series 2023, RB	5.00%	11/15/2039	35	37,389
Michigan (State of), Series 2023, RB	5.00%	11/15/2040	155	164,511
Michigan (State of), Series 2023, RB	5.00%	11/15/2041	60	63,463
Michigan (State of), Series 2023, RB	5.00%	11/15/2042	15	15,806
Michigan (State of), Series 2023, RB	5.00%	11/15/2043	125	131,191
Michigan (State of), Series 2023, RB	5.50%	11/15/2044	50	54,014
Michigan (State of), Series 2023, RB	5.00%	11/15/2046	140	145,002
Michigan (State of), Series 2023, RB	5.25%	11/15/2049	250	259,771
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	110	116,176
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, RB	5.00%	04/15/2033	15	16,630
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2033	10	10,777
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2024, RB	5.00%	10/01/2033	20	22,380
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	3.00%	11/15/2033	75	70,872
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 2026, Ref. RB	5.00%	05/15/2033	60	64,964
Michigan Technological University, Series 2023 C, RB, (INS - AGI)(a)	5.25%	10/01/2053	45	45,895
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2047	25	25,748
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2052	205	208,057
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2023, RB, (INS - AGI)(a)	5.25%	12/01/2048	15	15,559
				2,278,677
Minnesota-0.95%
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2033	50	56,042
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2033	55	61,646
Minnesota (State of), Series 2023, COP	5.00%	11/01/2033	70	77,850
Minnesota (State of), Series 2023, COP	5.00%	11/01/2035	50	54,876
Minnesota (State of), Series 2023, COP	5.00%	11/01/2036	60	65,280
Minnesota (State of), Series 2023, COP	5.00%	11/01/2037	80	86,218
Minnesota (State of), Series 2023, COP	5.00%	11/01/2038	55	58,764
Minnesota (State of), Series 2023, COP	5.00%	11/01/2039	5	5,287
Minnesota (State of), Series 2023, COP	5.00%	11/01/2041	5	5,253
Minnesota (State of), Series 2023, COP	5.00%	11/01/2042	210	220,206
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2033	55	61,646
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2033	10	11,208
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2033	25	28,021
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2033	35	39,229
Minnesota (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2033	20	22,417
Minnesota (State of), Series 2025 E, Ref. GO Bonds	5.00%	08/01/2033	25	28,021
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2033	35	38,850
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2035	90	98,755
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2036	30	32,694
Rochester (City of), MN, Series 2016 B, Ref. RB	5.00%	11/15/2033	50	55,550
Rochester (City of), MN (Mayo Clinic), Series 2026 A, RB	5.00%	11/15/2033	115	127,071
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Minnesota School District)	5.00%	02/01/2033	10	10,933
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2025, Ref. RB	5.00%	07/01/2033	80	87,019
				1,332,836
Missouri-1.18%
Hazelwood School District, Series 2023 A, Ref. GO Bonds, (INS - BAM)(a)	5.00%	03/01/2033	65	70,712
Missouri (State of) Environmental Improvement & Energy Resources Authority (Union Electric Co.), Series 1998 A, Ref. RB	2.90%	09/01/2033	70	65,156
Missouri (State of) Environmental Improvement & Energy Resources Authority (Union Electric Co.), Series 1998, Ref. RB	2.75%	09/01/2033	15	13,565
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2023 A, RB	5.00%	05/01/2033	280	306,861
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.50%	12/01/2048	55	57,715
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.00%	12/01/2052	350	352,046
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2033	75	80,572
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

298

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	4.00%	05/01/2033	$70	$73,896
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2033	265	295,798
Springfield School District No. R-12, Series 2023, GO Bonds	5.00%	03/01/2033	10	10,926
St. Louis (City of), MO, Series 2015 B, Ref. RB, (INS - AGI)(a)	3.25%	12/15/2033	345	334,087
				1,661,334
Nebraska-0.83%
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2048	95	98,797
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2053	100	103,380
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.00%	02/01/2033	15	16,590
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2048	30	31,199
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2053	50	51,690
Omaha (City of), NE Public Power District, Series 2024 A, RB	5.50%	02/01/2054	250	262,464
Omaha (City of), NE Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2035	120	132,356
Omaha (City of), NE Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2036	85	93,017
Omaha (City of), NE Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2037	25	27,142
Omaha (City of), NE Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2038	40	42,982
Omaha (City of), NE Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2039	140	148,989
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2016, Ref. RB	3.00%	01/01/2033	170	161,306
				1,169,912
Nevada-0.83%
Clark (County of), NV, Series 2021, Ref. GO Bonds	3.00%	11/01/2033	55	53,034
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2037	20	21,497
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2038	20	21,344
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2039	25	26,484
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2040	20	21,038
Clark (County of), NV, Series 2023, RB	4.00%	07/01/2042	200	189,616
Clark (County of), NV Water Reclamation District, Series 2023, GO Bonds	5.00%	07/01/2046	5	5,171
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2033	5	5,517
Clark County School District, Series 2026 A, Ref. GO Bonds	5.00%	06/15/2033	5	5,517
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	65	65,941
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2033	75	72,652
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2033	40	44,631
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	100	110,505
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	25	27,394
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2037	20	21,709
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	5	5,383
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	50	53,424
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2040	40	42,464
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2041	25	26,402
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2042	25	26,329
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2043	210	220,224
Truckee Meadows Water Authority, Series 2024, RB	5.00%	07/01/2033	95	105,834
				1,172,110
New Hampshire-0.24%
New Hampshire (State of) Business Finance Authority (Dartmouth Health Obligated Group), Series 2025, Ref. RB	5.00%	08/01/2033	315	344,026
New Jersey-3.23%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB	5.00%	08/15/2053	200	204,334
New Jersey (State of) Economic Development Authority, Series 2024 SSS, Ref. RB	5.00%	06/15/2033	10	10,992
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	4.63%	09/01/2048	50	49,299
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024 A-1, RB	5.00%	03/01/2033	25	27,874
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	3.75%	06/15/2033	10	9,792
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 B, RB	5.00%	06/15/2033	20	21,901
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.00%	06/15/2037	50	53,602
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.00%	06/15/2038	70	74,473
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

299

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	4.25%	06/15/2040	$110	$107,196
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2042	140	147,452
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2033	50	55,089
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2035	165	179,377
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2036	35	37,792
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2037	105	112,564
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2038	95	101,070
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2039	100	105,571
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2040	35	36,680
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2033	55	60,598
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2035	55	60,102
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2036	85	92,218
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2037	205	220,716
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2038	105	112,137
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2039	80	84,740
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2040	165	173,421
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2041	70	73,251
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2042	20	20,873
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2043	140	145,739
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2046	525	539,276
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.25%	06/15/2050	465	478,762
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2033	135	148,742
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2033	40	44,072
New Jersey (State of) Transportation Trust Fund Authority (Transportation), Series 2025 AA, RB	5.00%	06/15/2033	40	44,080
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	20	20,958
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.25%	01/01/2043	135	134,479
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	450	465,865
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.25%	01/01/2052	275	283,910
				4,538,997
New Mexico-0.12%
Farmington (City of), NM (San Juan and Four Corners), Series 2016 B, Ref. RB	2.15%	04/01/2033	40	34,261
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2033	65	72,311
New Mexico (State of) Finance Authority, Series 2025 C, RB	5.00%	12/15/2033	60	67,227
				173,799
New York-17.00%
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2041	15	16,112
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2043	15	16,018
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2044	55	58,520
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2048	135	140,715
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2053	265	272,295
Battery Park (City of), NY Authority (Green Bonds), Series 2023 B, Ref. RB	5.00%	11/01/2033	25	28,437
Battery Park (City of), NY Authority (Green Bonds), Series 2023 B, Ref. RB	5.00%	11/01/2038	5	5,473
Empire State Development Corp., Series 2023, Ref. RB	5.00%	03/15/2055	5	5,057
Empire State Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2038	45	48,706
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2033	10	11,069
Long Island (City of), NY Power Authority, Series 2023 E, RB	5.00%	09/01/2043	20	21,018
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2033	10	11,197
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2048	35	36,045
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2053	80	81,550
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGI)(a)	5.00%	09/01/2053	240	244,794
Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	11/15/2033	35	38,837
Metropolitan Transportation Authority, Series 2024 B, Ref. RB	5.00%	11/15/2033	20	22,193
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2033	30	33,289
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2033	75	83,223
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	3.13%	11/15/2033	170	161,138
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	185	188,851
Nassau (County of), NY, Series 2023 B, Ref. GO Bonds	5.00%	04/01/2036	35	38,241
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

300

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Nassau (County of), NY, Series 2023 B, Ref. GO Bonds	5.00%	04/01/2037	$5	$5,415
Nassau (County of), NY, Series 2023 B, Ref. GO Bonds	5.00%	04/01/2038	45	48,342
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2033	20	18,721
New York & New Jersey (States of) Port Authority, Series 2014, RB	3.50%	12/15/2033	5	4,915
New York & New Jersey (States of) Port Authority, Series 2023, Ref. RB	5.00%	07/15/2043	30	31,699
New York & New Jersey (States of) Port Authority, Series 2023-241, RB	5.00%	07/15/2053	20	20,465
New York & New Jersey (States of) Port Authority, Two Hundred Fifty Five Series 2025, Ref. RB	5.00%	10/15/2033	10	11,281
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2040	45	48,198
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	10	10,329
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	100	102,326
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2033	5	5,598
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2040	60	64,264
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2042	205	217,682
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2043	35	36,982
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2048	40	41,315
New York & New Jersey (States of) Port Authority, Two Hundred Forty One Series 2023, RB	5.00%	07/15/2041	40	42,601
New York & New Jersey (States of) Port Authority, Two Hundred Forty Series 2023 Ref. RB	5.00%	07/15/2041	20	21,300
New York & New Jersey (States of) Port Authority, Two Hundred Forty Series 2023 Ref. RB	5.00%	07/15/2042	35	37,165
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2038	60	65,287
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023 Ref. RB	5.00%	12/01/2039	30	32,365
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Seventh Series 2022, RB	5.00%	01/15/2047	50	51,820
New York (City of), NY, Series 2013 E, GO Bonds	3.00%	08/01/2033	100	93,402
New York (City of), NY, Series 2015 F-1, GO Bonds	3.50%	06/01/2033	5	4,915
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2033	65	71,619
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2035	40	43,454
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2033	35	38,086
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2033	20	22,037
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2035	30	32,590
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2036	10	10,785
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2037	45	48,144
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2038	35	37,134
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2039	120	126,522
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2040	65	68,061
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	15	15,650
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	20	20,748
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2043	40	41,142
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2047	160	164,003
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2033	35	38,564
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2035	190	206,405
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2036	5	5,392
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2038	85	90,182
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	260	261,364
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2033	5	5,509
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2033	10	10,983
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2033	5	5,509
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2033	10	11,018
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2033	45	49,582
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2033	25	27,218
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2033	100	108,501
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2035	150	162,768
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2036	60	64,645
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2037	130	139,031
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2038	190	201,555
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2039	55	58,013
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2040	20	20,948
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2041	215	223,932
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	110	115,456
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	70	72,931
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

301

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	$155	$159,832
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2033	75	82,637
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2037	125	133,734
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2033	10	10,975
New York (City of), NY, Subseries 2026 F-1, Ref. GO Bonds	5.00%	08/01/2033	45	49,582
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021, Ref. RB, (INS - AGI)(a)	3.00%	01/01/2033	40	38,654
New York (City of), NY Municipal Water Finance Authority, Series 2023 AA-2, RB	5.00%	06/15/2035	50	55,389
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	170	177,119
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2035	50	55,201
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2038	15	16,165
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2046	425	439,025
New York (City of), NY Municipal Water Finance Authority, Series 2023, Ref. RB	5.25%	06/15/2046	10	10,475
New York (City of), NY Municipal Water Finance Authority, Subseries 2022 EE, Ref. RB	5.00%	06/15/2033	55	61,568
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	85	89,268
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	280	287,662
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-1, RB	5.25%	06/15/2054	20	20,530
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2035	90	99,972
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2036	360	397,021
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2039	235	251,681
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2044	35	36,592
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2045	250	260,333
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	200	208,898
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2033	95	106,345
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2033	45	49,185
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2033	30	32,852
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2035	90	97,707
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2037	110	117,475
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2038	240	254,221
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2039	60	63,245
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2040	45	47,103
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2041	45	46,687
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	50	51,527
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	110	113,084
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	255	259,812
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	150	151,531
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	75	75,281
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	275	286,407
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2033	35	38,481
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2034	115	125,400
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2035	115	124,404
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2036	195	209,325
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2037	95	101,075
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2038	75	79,142
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2039	125	131,273
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2040	60	62,623
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	75	77,796
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2037	55	58,693
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2039	190	200,321
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2040	60	63,893
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	215	222,778
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	15	15,507
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	20	20,595
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2044	65	66,753
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	160	164,922
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2033	30	33,123
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2033	5	5,520
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2035	70	76,390
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

302

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2035	$5	$5,456
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2036	50	54,096
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2037	45	48,258
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2037	70	75,067
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2038	30	31,893
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2038	90	95,679
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2039	195	206,230
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2039	40	42,304
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2040	15	16,303
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2041	30	31,197
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2041	80	86,143
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2042	10	10,370
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2042	25	26,687
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2043	60	61,946
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2043	50	52,538
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2047	10	10,526
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	500	514,594
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	135	138,270
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	5	5,121
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2053	5	5,021
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2033	60	66,246
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2033	200	221,618
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2033	35	38,783
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2033	15	16,561
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2033	50	55,205
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2033	75	83,107
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2033	10	11,081
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2033	70	77,566
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2033	35	38,783
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2033	35	38,783
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2033	35	38,783
New York (City of), NY Transitional Finance Authority, Series 2026, Ref. RB	5.00%	11/01/2033	10	11,081
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	3.00%	02/01/2033	105	99,541
New York (City of), NY Transitional Finance Authority, Subseries 2023 A-1, RB	5.00%	05/01/2036	50	53,843
New York (City of), NY Transitional Finance Authority, Subseries 2023 F-1, RB	5.00%	02/01/2038	125	132,333
New York (City of), NY Transitional Finance Authority, Subseries 2024 D-1, Ref. RB	5.00%	11/01/2033	40	44,324
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2037	30	32,909
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2038	10	10,918
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2040	95	102,294
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2041	45	48,179
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2035	20	22,271
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2037	15	16,454
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2039	60	65,010
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2040	25	26,920
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2041	30	32,119
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2033	20	22,714
New York (State of) Dormitory Authority, Series 2019, RB	2.00%	07/01/2033	665	586,428
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2033	55	60,143
New York (State of) Dormitory Authority, Series 2023 A, RB	5.00%	10/01/2033	145	164,226
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2033	60	66,810
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2035	30	32,904
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2036	55	59,880
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2037	30	32,415
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2038	60	64,306
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2039	5	5,324
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2033	5	5,590
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2035	45	49,633
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2036	65	71,165
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

303

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2037	$190	$206,678
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2038	120	129,262
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2039	110	117,137
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2040	60	63,533
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2041	70	73,742
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2042	10	10,494
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2045	200	207,202
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2053	100	100,908
New York (State of) Dormitory Authority, Series 2023 A-2, Ref. RB	5.00%	09/15/2033	55	61,414
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2033	30	33,490
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2036	15	16,399
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2037	130	141,063
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2038	60	64,600
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2033	75	83,513
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2033	300	335,371
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2033	55	61,243
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2033	5	5,590
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2033	5	5,568
New York (State of) Dormitory Authority (Bidding Group 1), Series 2024 A, RB	5.00%	03/15/2033	10	11,179
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB	5.00%	03/15/2033	50	54,676
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2033	15	16,838
New York (State of) Dormitory Authority (New York University), Series 2026 A, Ref. RB	5.00%	07/01/2033	45	50,515
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, RB	5.00%	07/01/2033	35	39,243
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, Ref. RB	5.00%	07/01/2035	15	16,419
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2048	335	341,073
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2053	105	105,779
New York (State of) Power Authority (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2036	5	5,539
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2033	35	39,971
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2033	20	22,743
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2035	80	89,334
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2037	5	5,505
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2038	30	32,800
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.25%	11/15/2039	60	66,011
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.25%	11/15/2040	120	131,153
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.25%	11/15/2041	25	27,283
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.25%	11/15/2042	40	43,474
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2058	180	184,381
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2033	5	5,571
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2033	125	137,687
New York Liberty Development Corp., Series 2021, Ref. RB	2.20%	11/15/2033	40	34,152
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2053	10	10,241
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2033	50	56,363
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2033	40	44,014
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

304

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2035	$10	$11,106
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2044	10	10,419
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2053	10	10,138
New York State Urban Development Corp., Series 2023, Ref. RB	5.00%	03/15/2035	30	33,022
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2039	90	96,515
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2042	50	52,510
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	70	72,729
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2046	35	36,212
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	135	138,426
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2049	220	225,047
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	340	346,671
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	105	106,550
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2054	50	50,621
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2056	85	85,903
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	250	251,596
Suffolk (County of), NY, Series 2025 A, GO Bonds	4.00%	11/01/2037	80	81,258
Suffolk (County of), NY, Series 2025 A, GO Bonds	4.00%	11/01/2039	50	50,028
Triborough Bridge & Tunnel Authority, Series 2023 A, RB	5.00%	05/15/2044	10	10,408
Triborough Bridge & Tunnel Authority, Series 2023 B, Ref. RB	5.00%	11/15/2038	5	5,318
Triborough Bridge & Tunnel Authority, Series 2023, Ref. RB	5.00%	11/15/2033	20	22,112
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2033	10	11,226
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2033	10	11,229
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	170	174,347
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	115	118,571
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2033	15	16,736
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2037	155	168,372
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2038	15	16,172
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2039	75	81,484
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2040	190	205,222
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	90	95,298
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	90	94,636
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2033	45	50,298
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2035	25	27,591
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2036	145	158,824
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-2, Ref. RB	3.00%	05/15/2033	60	58,059
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2034	35	38,354
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2035	85	92,256
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2036	85	91,760
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2037	60	64,122
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-2 RB	5.25%	05/15/2064	200	202,788
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Subseries 2023 B-1, RB	5.00%	11/15/2045	10	10,413
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2042	100	107,177
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	4.00%	11/15/2033	30	31,350
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2033	20	22,278
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	4.00%	11/15/2035	60	61,398
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2040	20	21,037
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2041	25	26,230
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2043	45	46,982
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2048	170	173,811
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2053	60	60,649
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.25%	05/15/2058	360	366,044
Westchester County Local Development Corp., Series 2024, RB	5.00%	07/01/2035	10	10,673
Westchester County Local Development Corp. (Blood Center), Series 2024, RB	5.00%	07/01/2038	20	20,890
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.00%	11/01/2047	30	30,480
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

305

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.75%	11/01/2048	$200	$211,789
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.00%	11/01/2051	45	44,559
				23,904,229
North Carolina-0.53%
Charlotte (City of), NC, Series 2023 A, RB	5.25%	07/01/2053	250	258,942
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2033	15	16,771
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2033	40	44,305
North Carolina (State of), Series 2020 B, RB	3.00%	05/01/2033	55	52,927
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2033	55	61,318
North Carolina (State of), Series 2025 C, Ref. GO Bonds	5.00%	06/01/2033	30	33,667
North Carolina (State of), Series 2025, Ref. RB	5.00%	03/01/2033	30	33,207
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2033	15	16,487
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2033	10	11,190
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2033	25	28,077
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2037	35	38,080
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2035	20	22,033
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2033	115	129,233
				746,237
North Dakota-0.11%
Grand Forks (City of), ND (Altru Health System), Series 2023 A, RB, (INS - AGI)(a)	5.00%	12/01/2053	160	158,525
Ohio-2.46%
Allen (County of), OH (Mercy Health), Series 2025, Ref. RB	5.00%	11/01/2033	125	137,589
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2033	135	128,970
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2033	20	22,359
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2035	40	44,107
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2036	50	54,766
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2037	45	48,920
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2039	25	26,732
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	3.00%	11/15/2033	55	52,118
Ohio (State of), Series 2021, Ref. RB	5.00%	01/01/2033	30	32,604
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2033	85	94,701
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2035	20	21,986
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2036	180	196,521
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2037	70	75,931
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	25	27,977
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2036	45	49,239
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2033	35	39,210
Ohio (State of) (Infrastructure Improvement), Series 2023, Ref. GO Bonds	5.00%	09/01/2035	45	49,572
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2023, Ref. RB	5.00%	07/01/2036	40	42,487
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2023, Ref. RB	5.00%	07/01/2037	10	10,543
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.00%	10/01/2048	160	163,222
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.25%	10/01/2053	110	112,386
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2022, Ref. RB	5.00%	02/15/2033	25	27,752
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2022, Ref. RB	5.00%	02/15/2039	105	111,618
Ohio (State of) Water Development Authority, Series 2023 A, RB	5.00%	12/01/2037	10	10,877
Ohio (State of) Water Development Authority (Green Bonds), Series 2023 A, RB	5.00%	12/01/2033	95	105,881
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	3.00%	12/01/2033	105	100,119
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 B, RB	5.00%	12/01/2038	35	37,614
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 B, RB	5.00%	12/01/2043	50	52,627
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	06/01/2033	20	22,315
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

306

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	12/01/2033	$15	$16,803
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2037	370	400,470
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2039	45	47,938
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2040	270	286,553
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2041	55	58,252
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2042	25	26,387
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023, RB	5.00%	12/01/2033	250	279,465
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2033	55	61,686
Ohio State University (The), Series 2023, RB	5.25%	12/01/2046	30	31,476
Ohio State University (The) (Green Bonds), Series 2023, RB	5.00%	12/01/2033	100	110,904
Ohio State University (The) (Green Bonds), Series 2023, RB	5.00%	12/01/2034	105	115,544
Ohio State University (The) (Green Bonds), Series 2023, RB	5.00%	12/01/2035	90	98,430
Troy City School District, Series 2024, GO Bonds	5.00%	12/01/2054	30	30,276
				3,464,927
Oklahoma-0.42%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.00%	09/01/2033	5	5,467
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2023, RB	5.00%	06/01/2033	5	5,480
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2036	165	179,507
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2037	50	54,009
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2038	25	26,859
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2039	65	69,139
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2040	55	58,128
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2041	35	36,778
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2042	30	31,402
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2033	100	109,836
Oklahoma (State of) Water Resources Board, Series 2023 B, RB	4.00%	10/01/2043	10	9,571
Oklahoma (State of) Water Resources Board (Drinking Water), Series 2023, RB	4.00%	04/01/2041	5	4,800
				590,976
Oregon-1.37%
Deschutes County Administrative School District No.1 Bend-La Pine, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	06/15/2033	160	153,337
Multnomah County School District No. 1, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	15	16,713
Oregon (State of), Series 2023, GO Bonds	5.00%	05/01/2033	5	5,571
Oregon (State of), Series 2023, GO Bonds	5.00%	05/01/2035	65	71,362
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2033	5	5,571
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2036	15	16,357
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2038	80	85,854
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2039	120	127,788
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2037	55	59,477
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2041	130	136,925
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2043	55	57,483
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2035	55	60,038
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2036	150	162,579
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2037	50	53,833
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2038	45	48,081
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2040	115	121,352
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2041	70	73,754
Oregon (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	11/15/2033	15	16,788
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

307

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2033	$5	$5,576
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2041	15	15,843
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2042	10	10,528
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2043	65	68,227
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2033	50	55,699
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2033	45	49,993
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2034	35	38,515
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2035	25	27,247
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2036	5	5,411
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2038	10	10,655
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2043	25	26,048
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2047	100	102,454
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2036	15	16,287
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2037	165	177,749
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2038	30	32,088
Tualatin Valley Water District, Series 2023, RB	5.00%	06/01/2053	5	5,060
				1,920,243
Pennsylvania-3.86%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2023, Ref. RB	5.00%	08/01/2033	70	78,366
Bethel Park School District, Series 2023, GO Bonds	5.00%	08/01/2046	5	5,141
Delaware Valley Regional Finance Authority, Series 2023 A, Ref. RB	4.00%	03/01/2033	45	46,055
Lancaster (County of), PA Hospital Authority (Masonic Villages), Series 2023, Ref. RB	5.13%	11/01/2038	50	52,497
Pennsylvania (Commonwealth of), First Series 2023 A, GO Bonds	5.00%	09/01/2033	55	61,366
Pennsylvania (Commonwealth of), First Series 2023 B, Ref. GO Bonds	5.00%	09/01/2035	240	262,658
Pennsylvania (Commonwealth of), First Series 2023 B, Ref. GO Bonds	5.00%	09/01/2036	70	76,096
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	4.00%	09/01/2040	300	291,925
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	4.00%	09/01/2041	30	28,952
Pennsylvania (Commonwealth of), First Series 2026 C, GO Bonds	5.00%	04/01/2033	95	105,590
Pennsylvania (Commonwealth of), First Series 2026, Ref. GO Bonds	5.00%	08/01/2033	70	78,043
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds, (INS - AGI)(a)	3.00%	09/15/2033	445	423,410
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2033	45	49,322
Pennsylvania (Commonwealth of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	35	39,051
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2033	95	105,952
Pennsylvania (Commonwealth of) (Bid Group B), First Series 2023 B, GO Bonds	5.00%	09/01/2037	135	145,648
Pennsylvania (Commonwealth of) (Bid Group B), First Series 2023 B, GO Bonds	5.00%	09/01/2038	180	192,795
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023 C, GO Bonds	4.00%	09/01/2042	20	19,139
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023 C, Ref. GO Bonds	5.00%	09/01/2039	140	148,731
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	3.38%	11/15/2033	195	189,969
Pennsylvania (Commonwealth of) Turnpike Commission, First series 2023, Ref. RB	5.00%	12/01/2036	20	21,574
Pennsylvania (Commonwealth of) Turnpike Commission, First series 2023, Ref. RB	5.00%	12/01/2038	85	90,356
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2033	110	121,432
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2034	260	284,383
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2039	505	532,753
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2040	15	15,727
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2033	120	133,120
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2026, Ref. RB	5.00%	06/01/2033	75	83,200
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2024, RB	5.00%	12/01/2053	100	100,987
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 A, Ref. RB	5.00%	12/01/2033	60	65,926
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2035	80	86,854
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	4.25%	12/01/2044	20	19,661
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2053	90	90,888
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.25%	12/01/2053	160	164,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023, Ref. RB	5.00%	12/01/2037	55	59,242
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 A, RB	5.00%	12/01/2042	20	20,988
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2026, RB	5.00%	12/01/2033	25	27,726
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

308

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2035	$40	$44,011
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2036	25	27,323
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2037	205	222,485
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2040	45	47,675
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2041	20	21,112
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2042	50	52,662
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2043	40	42,012
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	4.50%	09/01/2048	140	137,162
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.50%	09/01/2053	45	47,038
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2033	45	49,846
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2033	30	33,231
Philadelphia School District (The), Series 2023 A, GO Bonds	5.25%	09/01/2043	75	79,295
Philadelphia School District (The), Series 2023 B, GO Bonds	5.00%	09/01/2048	20	20,381
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2033	75	83,482
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	09/01/2048	25	25,596
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2036	10	10,826
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2037	45	48,349
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2038	20	21,321
Temple University-of The Commonwealth System of Higher Education, First Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	04/01/2033	25	27,708
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(a)	3.13%	08/15/2033	70	67,801
				5,428,839
Rhode Island-0.19%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2022 A, RB	5.00%	09/01/2033	70	77,090
Rhode Island Health & Educational Building Corp. (Brown University), Series 2024, RB	5.00%	09/01/2035	45	49,542
Rhode Island Health & Educational Building Corp. (Brown University), Series 2024, RB	5.00%	09/01/2036	50	54,580
Rhode Island Health & Educational Building Corp. (Providence College), Series 2023, RB	5.00%	11/01/2047	85	86,595
				267,807
South Carolina-0.04%
South Carolina (State of) Jobs-Economic Development Authority (Anmed Health), Series 2023, RB	5.25%	02/01/2053	10	10,188
South Carolina (State of) Transportation Infrastructure Bank, Series 2024 A, Ref. RB	4.00%	10/01/2033	45	47,136
				57,324
Tennessee-0.94%
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2033	70	75,964
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 B, RB	5.00%	07/01/2033	160	173,633
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2059	150	153,576
Memphis (City of), TN, Series 2024 B, Ref. GO Bonds	5.00%	04/01/2042	105	109,927
Memphis (City of), TN, Series 2024 B, Ref. GO Bonds	5.00%	04/01/2043	50	52,179
Memphis (City of), TN, Series 2024 B, Ref. GO Bonds	5.00%	04/01/2044	130	135,185
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2023, RB	5.00%	07/01/2033	95	103,214
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2022 A, GO Bonds	5.00%	01/01/2033	20	21,849
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2048	55	55,861
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2033	45	50,458
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	35	38,624
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	90	98,551
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2037	105	114,108
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	90	97,118
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	20	21,407
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2040	20	21,245
				1,322,899
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

309

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-12.80%
Arlington Higher Education Finance Corp. (Trinity Basin Preparatory, Inc.), Series 2023, RB, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	$190	$192,164
Austin (City of), TX, Series 2023, Ref. GO Bonds	5.00%	09/01/2033	45	49,849
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2033	50	55,412
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2035	80	87,300
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2036	25	27,088
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2037	65	69,891
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2038	50	53,352
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2039	35	37,055
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2048	15	15,349
Austin (City of), TX, Series 2023, Ref. RB	5.25%	11/15/2053	135	139,644
Austin (City of), TX, Series 2024, Ref. GO Bonds	5.00%	09/01/2033	15	16,616
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2033	50	55,480
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2033	25	27,694
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	50	51,175
Austin Community College District, Series 2023, GO Bonds	5.25%	08/01/2053	30	30,901
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2033	20	22,041
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2034	50	54,759
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2035	175	190,397
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2036	50	54,056
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2037	20	21,450
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2038	95	101,192
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2039	35	37,007
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2040	15	15,767
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2042	100	104,339
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	50	51,986
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2033	55	61,103
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	102,222
Bexar (County of), TX, Series 2023, Ctfs. of Obligations	5.00%	06/15/2049	35	35,810
Birdville Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	65	66,371
Board of Regents of the University of North Texas System, Series 2025 A, Ref. RB	5.00%	04/15/2033	55	60,875
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2033	125	137,170
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2033	15	16,680
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2033	50	55,599
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds(b)(c)	5.00%	02/15/2033	15	16,645
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	105	107,451
Celina Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	50	51,412
Chambers County Justice Center Public Facilities Corp., Series 2024, RB	5.50%	06/01/2049	165	171,333
Chapel Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	102,548
Clear Creek Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	25	27,660
Collin (County of), TX, Series 2023, GO Bonds	5.00%	02/15/2041	20	20,946
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	25	27,506
Community Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	102,390
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	30	33,155
Corpus Christi Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2049	160	163,441
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2043	85	88,202
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	200	204,453
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2033	10	9,557
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

310

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	$5	$5,465
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	20	20,964
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	20	20,869
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	15	15,600
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	20	21,779
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	80	86,466
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	10	10,740
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	25	26,634
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	45	49,843
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2033	40	43,896
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2033	280	311,209
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2035	20	21,915
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2036	55	59,810
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2037	60	64,709
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2038	75	80,229
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2039	60	63,626
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2040	40	42,114
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2042	45	47,016
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2047	10	10,264
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2033	20	22,229
Dallas (City of), TX, Series 2015 A, Ref. RB	4.00%	10/01/2033	35	35,007
Dallas (City of), TX, Series 2017, Ref. GO Bonds, (INS - AGI)(a)	3.00%	02/15/2033	70	67,359
Dallas (City of), TX, Series 2023 A, RB	5.00%	10/01/2047	40	41,074
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2033	20	22,027
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2035	35	38,043
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2036	20	21,598
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2037	50	53,637
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2038	20	21,307
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2039	25	26,444
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2040	35	36,775
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2041	30	31,368
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2042	20	20,848
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2043	60	62,381
Dallas (City of), TX, Series 2024 A, GO Bonds	5.00%	02/15/2033	35	38,547
Dallas (City of), TX, Series 2024 B, GO Bonds	5.00%	02/15/2033	25	27,534
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2033	25	27,534
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	35	36,566
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	45	46,956
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	100	104,060
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	45	49,788
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2033	85	94,295
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2035	35	38,479
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	80	87,212
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	110	118,878
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	40	42,866
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

311

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	$15	$15,907
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	50	52,660
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	45	47,190
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	150	156,849
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	30	31,284
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	145	148,807
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	75	75,911
Dickinson Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2048	5	4,660
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	5	5,096
El Paso (City of), TX, Series 2023, RB	5.25%	03/01/2049	80	82,750
Fort Bend (County of), TX, Series 2023, GO Bonds	5.25%	03/01/2053	110	114,231
Fort Bend County Texas Public Facility Corp., Series 2023, RB	5.00%	03/01/2048	100	101,522
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	45	49,788
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	105	114,291
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	70	75,555
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	40	42,757
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	50	53,225
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	65	68,906
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	85	89,672
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	80	83,906
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	35	36,566
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	270	276,605
Greater Texoma Utility Authority (City of Sherman), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2049	35	35,287
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	50	50,797
Harris (County of), TX, Series 2023 A, GO Bonds	5.00%	09/15/2048	90	92,002
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2033	35	38,737
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2048	45	45,673
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2053	200	201,427
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2033	55	60,108
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist), Series 2026 A, Ref. RB	5.00%	12/01/2033	500	549,542
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2033	45	49,464
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2042	180	189,988
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2043	70	73,690
Houston (City of), TX, Series 2023, A GO Bonds	5.00%	03/01/2038	125	132,814
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2033	5	5,534
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2033	35	38,897
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	95	97,952
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	55	60,659
Judson Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2033	15	16,535
Kermit Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	5	5,067
Klein Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2043	210	198,598
Klein Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2044	50	51,915
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2033	60	66,305
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	130	137,965
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	25	26,273
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	40	41,791
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	20	20,826
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	25	25,958
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

312

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	$250	$252,813
Lamar Consolidated Independent School District, Series 2023, GO Bonds	5.00%	02/15/2038	15	15,857
Lamar Consolidated Independent School District, Series 2023, GO Bonds	5.00%	02/15/2040	10	10,426
Lamar Consolidated Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	25	25,939
Lamar Consolidated Independent School District, Series 2023, GO Bonds	5.00%	02/15/2043	15	15,476
Lamar Consolidated Independent School District, Series 2023, GO Bonds, (INS - AGI)(a)	5.50%	02/15/2058	170	177,145
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2033	145	160,952
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	160	174,631
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	35	37,914
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	70	75,193
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	45	47,919
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	5	4,737
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	20	20,929
Lower Colorado River Authority, Series 2024, RB	5.00%	05/15/2038	25	26,536
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB	5.25%	05/15/2048	190	195,971
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2053	60	61,607
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB	5.00%	05/15/2035	25	27,108
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB	5.00%	05/15/2036	80	86,321
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB	5.00%	05/15/2037	70	74,872
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB	5.00%	05/15/2039	35	36,913
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB	5.00%	05/15/2040	45	47,152
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB	5.00%	05/15/2041	85	88,664
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2049	50	50,842
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2054	80	82,045
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2026, Ref. RB	5.00%	05/15/2033	10	10,994
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	20	22,128
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	10	10,939
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	5	5,433
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	65	70,176
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	40	42,887
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	5	4,800
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	135	140,337
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	200	202,634
North East Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2033	25	27,774
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGI)(a)	3.13%	01/01/2033	170	166,044
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2033	10	10,986
Northwest Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	135	137,754
Pasadena Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	40	40,829
Permanent University Fund - University of Texas A&M System, Series 2025 A, Ref. RB	5.00%	07/01/2033	10	11,127
Permanent University Fund - University of Texas System, Series 2022, RB	5.00%	07/01/2033	85	92,989
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2040	300	316,886
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2041	130	136,611
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2033	25	27,770
Permanent University Fund - University of Texas System, Series 2026 A, Ref. RB	5.00%	07/01/2033	25	27,770
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2033	100	108,700
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2033	75	82,537
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	10	11,076
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2048	100	103,888
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/01/2033	75	71,568
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

313

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	$20	$20,444
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	100	101,361
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2036	55	59,688
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2037	75	80,824
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2038	5	5,349
San Antonio (City of), TX, Series 2023 A, RB	5.25%	02/01/2042	40	42,595
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.25%	02/01/2046	315	331,282
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.25%	05/15/2048	125	131,052
San Antonio (City of), TX, Series 2023 B, RB	5.00%	02/01/2038	25	26,744
San Antonio (City of), TX, Series 2023 B, RB	5.00%	02/01/2039	110	116,925
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2041	75	79,991
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2044	25	26,521
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2033	20	22,083
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2033	5	5,521
San Antonio (City of), TX, Series 2025 B, Ref. RB	5.00%	02/01/2033	5	5,521
San Antonio (City of), TX, Series 2026 A, Ref. RB	5.00%	02/01/2033	100	110,414
San Marcos Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	110	115,077
Seguin (City of), TX, Series 2024, Ctfs. of Obligations	5.25%	09/01/2058	100	102,791
Seguin (City of), TX, Series 2024, Ctfs. Of Obligations	5.00%	09/01/2049	35	35,957
sherman (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/15/2048	50	50,818
Sherman Independent School District, Series 2023 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	150	152,103
Splendora Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	80	80,883
Spring Independent School District, Series 2023, GO Bonds	5.00%	08/15/2047	35	35,857
Spring Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2033	60	66,680
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2033	35	38,712
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2033	100	108,498
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2026, Ref. RB	5.00%	11/15/2033	70	77,108
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2033	50	55,397
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2035	125	137,503
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2036	10	10,917
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2037	110	119,141
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2038	25	26,860
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2039	65	69,250
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2040	15	15,840
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2041	45	47,283
Texas (State of) Transportation Commission, Series 2026, Ref. GO Bonds	5.00%	04/01/2033	10	11,079
Texas (State of) Transportation Commission State Highway Fund, Series 2024, Ref. RB	5.00%	10/01/2033	385	429,767
Texas (State of) Water Development Board, Series 2019 A, RB	3.00%	10/15/2033	95	89,984
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2033	20	22,345
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2035	35	38,414
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2037	100	107,841
Texas (State of) Water Development Board, Series 2023 A, RB	4.60%	10/15/2039	45	46,137
Texas (State of) Water Development Board, Series 2023 A, RB	4.65%	10/15/2040	40	40,834
Texas (State of) Water Development Board, Series 2023 A, RB	4.70%	10/15/2041	20	20,352
Texas (State of) Water Development Board, Series 2023 A, RB	4.75%	10/15/2043	105	106,489
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2044	30	31,224
Texas (State of) Water Development Board, Series 2023 A, RB	4.88%	10/15/2048	100	100,634
Texas (State of) Water Development Board, Series 2023 A, RB	5.25%	10/15/2051	410	425,278
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2058	140	141,991
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	10/15/2033	20	22,345
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2033	200	222,289
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

314

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2033	$10	$11,058
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2035	30	32,783
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2036	180	195,363
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	102,390
Tomball Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	50	55,289
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2033	25	27,225
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	30	30,657
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	10	10,289
				18,000,041
Utah-0.46%
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2033	35	38,390
University of Utah (The), Series 2023 B, RB	5.25%	08/01/2053	65	67,045
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2033	10	10,999
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	235	244,630
Utah (State of) Transit Authority, Series 2023, RB	5.00%	12/15/2041	75	79,454
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2033	35	39,066
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2033	50	55,953
Utah Infrastructure Agency, Series 2023, RB	6.00%	10/15/2047	100	106,708
				642,245
Vermont-0.02%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2023, RB	5.00%	11/01/2052	25	25,282
Virginia-1.07%
Fairfax (County of), VA, Series 2024 A, GO Bonds	4.00%	10/01/2033	20	20,933
Fairfax (County of), VA, Series 2024 A, GO Bonds	4.00%	10/01/2035	15	15,392
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2036	50	54,577
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2037	55	59,606
Fairfax (County of), VA, Series 2024 A, GO Bonds	4.00%	10/01/2043	20	19,055
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2043	50	52,493
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	4.75%	07/01/2053	180	168,587
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2053	35	35,560
Virginia (Commonwealth of) College Building Authority, Series 2026, RB	5.00%	02/01/2033	15	16,636
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.00%	02/01/2033	70	77,635
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.25%	02/01/2042	5	5,305
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2038	15	16,064
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2039	165	175,498
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2040	170	179,678
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2041	85	89,212
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2035	10	10,939
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2036	40	43,481
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2037	115	124,080
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

315

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, Ref. RB	5.00%	02/01/2033	$20	$22,181
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2033	15	16,636
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2033	65	71,491
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2022, Ref. RB	4.00%	05/15/2033	25	25,835
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2033	65	72,244
Virginia Port Authority Commonwealth Port Fund, Series 2023 A, RB	5.25%	07/01/2048	100	104,389
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	25	25,732
				1,503,239
Washington-3.68%
Auburn School District No. 408 of King & Pierce Counties, Series 2026, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2033	25	27,953
Energy Northwest, Series 2023 B, Ref. RB	5.00%	07/01/2035	65	71,274
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2033	50	55,605
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2033	45	49,359
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2036	90	97,851
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2037	145	156,398
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2038	120	128,510
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2039	135	143,511
Energy Northwest (Columbia Generating Station), Series 2025, Ref. RB	5.00%	07/01/2033	5	5,560
Energy Northwest (No. 1), Series 2025 A, Ref. RB	5.00%	07/01/2033	95	105,649
Energy Northwest (No. 3), Series 2023 A, Ref. RB	5.00%	07/01/2033	85	94,528
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2037	30	32,247
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2038	65	69,374
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.50%	12/01/2040	30	32,757
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2033	10	10,452
King (County of), WA, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2033	30	33,539
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2033	30	33,299
King (County of), WA, Series 2025 B, Ref. GO Bonds	5.00%	12/01/2033	35	39,255
King (County of), WA Public Hospital District No. 2, Series 2024, GO Bonds	5.25%	12/01/2045	15	15,566
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2033	30	33,048
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2048	130	133,107
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	20	20,237
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2049	75	76,571
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2053	75	75,841
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2033	100	109,421
Snohomish (County of), WA Public Utility District No. 1, Series 2025 A, Ref. RB	5.00%	12/01/2033	10	11,202
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2033	30	33,544
University of Washington, Series 2024 A, RB	5.00%	04/01/2033	45	49,931
University of Washington, Series 2024 B, Ref. RB	5.00%	07/01/2033	50	55,605
Washington (State of), Series 2022 A-1, GO Bonds	5.00%	08/01/2033	5	5,488
Washington (State of), Series 2023 A, GO Bonds	5.00%	08/01/2035	55	60,281
Washington (State of), Series 2023 B, GO Bonds	5.00%	02/01/2035	25	27,329
Washington (State of), Series 2023 B, GO Bonds	5.00%	02/01/2036	105	114,074
Washington (State of), Series 2023 B, GO Bonds	5.00%	06/01/2038	60	64,324
Washington (State of), Series 2023 B, GO Bonds	5.00%	06/01/2041	25	26,252
Washington (State of), Series 2023 B, GO Bonds	5.00%	06/01/2045	10	10,376
Washington (State of), Series 2023 B, GO Bonds	5.00%	06/01/2048	25	25,573
Washington (State of), Series 2023 B, Ref. GO Bonds	5.00%	07/01/2041	10	10,509
Washington (State of), Series 2023 R, Ref. GO Bonds	5.00%	07/01/2033	115	128,115
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

316

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2023, GO Bonds	5.00%	07/01/2035	$10	$10,957
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2033	35	39,021
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2033	70	77,678
Washington (State of), Series 2024 R, Ref. GO Bonds	5.00%	08/01/2033	20	22,298
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2033	5	5,570
Washington (State of), Series 2025-2, Ref. GO Bonds	5.00%	08/01/2033	30	33,447
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2036	105	114,292
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2037	80	86,439
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2038	60	64,330
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2039	80	85,093
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2040	30	31,689
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2033	40	44,387
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2037	20	21,711
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2038	110	118,439
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2039	90	96,099
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2036	35	38,107
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2037	80	86,452
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2039	45	47,864
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2033	35	38,219
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2037	180	194,213
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2038	105	112,449
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2039	55	58,499
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2040	10	10,561
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2041	135	141,501
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2042	45	47,033
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	06/01/2047	75	77,094
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2041	110	115,615
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2042	5	5,243
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2043	35	36,580
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2046	65	67,184
Washington (State of) (Bid Group 2), Series 2025 C, GO Bonds	5.00%	02/01/2033	5	5,548
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2033	55	61,320
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	170	177,178
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	200	207,651
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2045	25	25,893
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2046	50	51,597
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2047	70	71,935
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2035	100	109,602
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2037	150	162,097
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2038	50	53,613
Whatcom (County of), WA Bellingham School District No. 501, Series 2023, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2039	50	52,839
				5,180,852
West Virginia-0.37%
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	5.75%	09/01/2043	60	63,964
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	6.00%	09/01/2053	20	20,950
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB, (INS - AGI)(a)	5.38%	09/01/2053	180	184,991
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023, RB	5.75%	09/01/2041	25	26,814
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2040	30	31,167
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2043	125	127,993
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	5.00%	06/01/2041	60	62,013
				517,892
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

317

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-0.79%
Wisconsin (State of), Series 2023 2, Ref. GO Bonds	5.00%	05/01/2037	$125	$135,021
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2033	25	27,450
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2038	195	209,150
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2035	160	175,359
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2036	170	185,058
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2039	125	133,037
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2033	50	55,680
Wisconsin (State of), Series 2025-1, Ref. GO Bonds	5.00%	05/01/2033	40	44,544
Wisconsin (State of), Series 2025-3, GO Bonds	5.00%	05/01/2033	70	77,952
Wisconsin (State of), Series 2026 A, GO Bonds	5.00%	05/01/2033	25	27,840
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2033	10	11,154
Wisconsin (State of) Department of Transportation, Series 2024 2, Ref. RB	5.00%	07/01/2033	15	16,730
Wisconsin (State of) Environmental Improvement Fund (Green Bonds), Series 2024 A, RB	5.00%	06/01/2033	10	11,107
				1,110,082
TOTAL INVESTMENTS IN SECURITIES(d)-98.68% (Cost $142,050,572)				138,795,542
OTHER ASSETS LESS LIABILITIES-1.32%				1,853,773
NET ASSETS-100.00%				$140,649,315

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

318

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)
August 31, 2026
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.65%
Alabama-0.32%
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2034	$50	$56,053
Auburn University, Series 2025 B, Ref. RB	5.00%	06/01/2034	5	5,592
Jacksonville Public Educational Building Authority, Series 2024 A, RB, (INS - BAM)(a)	5.25%	08/01/2049	75	76,198
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2034	5	5,448
Lower Alabama Gas District (The), Series 2016 A, RB	5.00%	09/01/2034	135	140,247
University of South Alabama, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	04/01/2049	60	60,903
University of South Alabama, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.25%	04/01/2054	95	96,958
				441,399
Arizona-1.26%
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2024, RB	5.00%	11/01/2049	50	50,342
Glendale (City of), AZ, Series 2024, Ref. RB	5.00%	07/01/2034	30	33,716
Glendale (City of), AZ, Series 2024, Ref. RB	5.00%	07/01/2036	95	104,957
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2026 A, Ref. RB	5.00%	01/01/2034	110	120,865
Maricopa (County of), AZ Industrial Development Authority (Honor Health), Series 2024 A, RB	5.00%	12/01/2034	10	10,928
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2024 D, Ref. RB	5.00%	12/01/2039	35	36,822
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2024 D, Ref. RB	5.00%	12/01/2040	60	62,769
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2024 D, Ref. RB	5.00%	12/01/2041	135	140,816
Maricopa County High School District No. 214, Series 2025, GO Bonds	5.00%	07/01/2040	15	16,012
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025, GO Bonds	5.00%	07/01/2044	15	15,662
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2034	30	33,389
Phoenix Civic Improvement Corp., Series 2025, RB	5.00%	07/01/2034	25	28,115
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2043	50	52,544
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2048	225	230,416
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.25%	01/01/2053	320	330,127
Salt River Project Agricultural Improvement & Power District, Series 2024 B, RB	5.00%	05/01/2039	30	32,299
University of Arizona Board of Regents, Series 2024, Ref. RB	5.00%	07/01/2038	65	70,328
University of Arizona Board of Regents, Series 2025, Ref. RB	5.00%	07/01/2034	30	33,474
University of Arizona Board of Regents (Green Bonds), Series 2024, RB	5.00%	07/01/2050	75	76,299
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2049	240	246,518
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2054	15	15,217
				1,741,615
California-13.99%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2034	45	42,048
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2034	5	5,706
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2036	55	61,676
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2034	25	28,531
California (State of), Series 2019, Ref. GO Bonds	3.00%	10/01/2034	85	81,525
California (State of), Series 2020, Ref. GO Bonds	3.00%	11/01/2034	40	38,463
California (State of), Series 2024, GO Bonds	4.00%	09/01/2034	5	5,238
California (State of), Series 2024, GO Bonds	5.00%	09/01/2034	20	22,466
California (State of), Series 2024, GO Bonds	5.00%	09/01/2035	85	94,416
California (State of), Series 2024, GO Bonds	5.00%	08/01/2036	70	77,751
California (State of), Series 2024, GO Bonds	5.00%	09/01/2036	30	33,149
California (State of), Series 2024, GO Bonds	5.00%	09/01/2039	140	150,489
California (State of), Series 2024, GO Bonds	5.00%	09/01/2039	25	26,873
California (State of), Series 2024, GO Bonds	5.00%	09/01/2041	140	149,099
California (State of), Series 2024, GO Bonds	5.00%	09/01/2043	30	31,700
California (State of), Series 2024, GO Bonds	5.25%	08/01/2044	175	188,026
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	60	63,230
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

319

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	$100	$105,383
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	175	182,349
California (State of), Series 2024, GO Bonds	5.00%	08/01/2049	120	124,876
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	185	190,926
California (State of), Series 2024, GO Bonds	5.25%	08/01/2054	100	105,175
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2034	50	56,166
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2035	70	77,755
California (State of), Series 2024, Ref. GO Bonds	4.00%	08/01/2036	10	10,299
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2036	45	49,724
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2037	45	49,567
California (State of), Series 2024, Ref. GO Bonds	4.00%	09/01/2037	175	178,409
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2037	35	38,364
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2039	265	286,006
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2043	80	84,534
California (State of), Series 2024, Ref. GO Bonds	4.00%	08/01/2044	150	145,010
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2044	55	58,098
California (State of), Series 2025, GO Bonds	5.00%	11/01/2039	110	118,705
California (State of), Series 2025, GO Bonds	5.00%	11/01/2041	5	5,349
California (State of), Series 2025, GO Bonds	5.00%	11/01/2045	45	47,463
California (State of), Series 2025, GO Bonds	5.00%	11/01/2050	60	62,324
California (State of) Enterprise Development Authority (Castilleja School Foundation), Series 2024, RB	5.00%	06/01/2049	20	20,457
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	165	173,411
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	115	119,746
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.50%	11/01/2059	70	74,091
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	3.00%	08/15/2034	35	32,757
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2049	145	149,615
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2054	40	41,082
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	150	156,612
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2024 A, RB	5.00%	12/01/2054	100	101,344
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2024, Ref. RB	5.00%	08/15/2034	125	141,506
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2024, RB	5.00%	12/01/2034	155	166,855
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2024, RB	5.00%	12/01/2036	10	10,643
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2024, RB	5.00%	12/01/2037	10	10,551
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2024, RB	5.00%	12/01/2039	65	67,447
California (State of) Infrastructure & Economic Development Bank(Harvard West lake School), Series 2024, RB	5.00%	06/01/2039	100	109,274
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2049	50	51,271
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2054	50	50,803
California (State of) Public Works Board, Series 2023, Ref. RB	5.00%	09/01/2034	50	55,446
California (State of) Public Works Board, Series 2024 D, RB	5.00%	11/01/2036	25	27,748
California (State of) Public Works Board, Series 2024 D, RB	5.00%	11/01/2037	65	71,335
California (State of) Public Works Board, Series 2024, RB	5.00%	04/01/2036	25	27,697
California (State of) Public Works Board, Series 2024, RB	5.00%	04/01/2040	60	64,259
California (State of) Public Works Board, Series 2024, Ref. RB	5.00%	09/01/2034	10	11,226
California (State of) Public Works Board, Series 2024, Ref. RB	5.00%	09/01/2036	50	55,479
California (State of) Public Works Board, Series 2024, Ref. RB	5.00%	09/01/2037	50	54,864
California (State of) Public Works Board, Series 2024, Ref. RB	5.00%	09/01/2038	15	16,240
California (State of) Public Works Board, Series 2024, Ref. RB	5.00%	09/01/2039	190	204,370
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2041	140	149,181
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	30	31,755
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2044	40	42,172
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

320

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2037	$10	$10,965
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2038	5	5,412
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2039	70	75,329
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	35	36,800
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	185	191,405
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.00%	12/01/2043	15	15,778
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.25%	12/01/2044	20	21,410
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.00%	12/01/2049	100	102,734
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	115	118,964
California State University, Series 2024 A, RB	5.00%	11/01/2034	15	17,137
California State University, Series 2024 A, RB	5.00%	11/01/2036	15	16,853
California State University, Series 2024 A, RB	5.00%	11/01/2038	5	5,526
California State University, Series 2024 A, RB	5.00%	11/01/2039	35	38,231
California State University, Series 2024 A, RB	5.00%	11/01/2041	5	5,400
California State University, Series 2024 A, RB	5.00%	11/01/2042	90	96,883
California State University, Series 2024 A, RB	5.00%	11/01/2043	35	37,507
California State University, Series 2024 A, RB	5.00%	11/01/2044	45	47,986
California State University, Series 2024 A, RB	5.50%	11/01/2045	50	55,067
California State University, Series 2024 A, RB	5.50%	11/01/2046	100	109,436
California State University, Series 2024 A, RB	5.50%	11/01/2049	75	81,158
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2034	45	51,411
Carson (City of), CA Public Financing Authority, Series 2024, RB	5.00%	06/01/2049	65	66,861
Chino Valley Unified School District (Election of 2016), Series 2024 D, GO Bonds	5.00%	08/01/2055	15	15,406
Citrus Community College District (Election of 2020), Series 2024 B, GO Bonds	5.00%	08/01/2049	20	20,908
College of the Sequoias Community College District (Visalia Area Improvement District No. 2), Series 2024, GO Bonds	5.00%	08/01/2049	10	10,325
College of the Sequoias Community College District (Visalia Area Improvement District No. 2), Series 2024, GO Bonds	5.00%	08/01/2054	5	5,109
Colton Joint Unified School District, Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2055	195	200,274
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2034	5	5,765
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2034	35	40,357
East Side Union High School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2034	10	11,446
Glendale (City of), AZ, Series 2024, RB	5.00%	02/01/2051	60	60,809
Glendale (City of), AZ, Series 2024, RB	5.00%	02/01/2054	65	65,566
Glendale (City of), CA, Second Series 2024, RB	5.00%	02/01/2054	70	70,610
Goleta Union School District (Election of 2020), Series 2024 C, GO Bonds	5.00%	08/01/2049	190	197,592
Grossmont Union High School District (Election of 2012), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2040	15	16,286
Imperial (County of), CA Community college District (Election of 2022), Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	20	20,570
Irvine (City of), CA Community Facilities District No. 2013-3, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2048	160	167,315
Lancaster Financing Authority, Series 2024, RB, (INS - BAM)(a)	5.00%	05/01/2054	90	91,823
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2034	15	16,376
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2036	20	21,624
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2037	20	21,497
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2038	65	69,339
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2039	90	95,094
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2040	110	115,442
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2034	45	49,333
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2035	55	59,777
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2039	100	105,206
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2041	70	72,832
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2042	25	25,951
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	290	298,274
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2036	150	162,081
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

321

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2037	$80	$86,341
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2037	135	144,840
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2038	100	106,282
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2038	25	26,766
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2039	265	278,797
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2040	35	36,832
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2041	110	115,152
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2035	30	32,606
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2036	75	81,041
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2039	55	57,864
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2040	25	26,141
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2041	40	41,618
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2042	25	25,951
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2043	25	25,781
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2044	60	61,712
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2046	100	102,483
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2043	5	5,165
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2045	60	61,757
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2034	55	60,611
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2039	85	89,682
Los Angeles (City of), CA Department of Water & Power, Series 2025 B, Ref. RB	5.00%	07/01/2034	35	38,570
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2034	40	44,081
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	06/01/2039	25	27,389
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2034	30	34,299
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2036	5	5,635
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2036	40	44,891
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2037	30	33,333
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2039	25	27,217
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2040	20	21,633
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2041	25	27,454
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2042	60	64,235
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2044	135	145,989
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2049	55	57,234
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2053	100	104,888
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2053	30	32,106
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2024 H, Ref. RB	5.00%	12/01/2043	50	53,249
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2034	10	11,515
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2036	55	62,149
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2038	10	11,086
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2049	20	21,069
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2054	120	125,297
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	3.00%	01/01/2034	110	106,167
Los Angeles Unified School District, Series 2023 QRR, GO Bonds	5.00%	07/01/2036	10	11,007
Los Angeles Unified School District, Series 2023 QRR, GO Bonds	5.00%	07/01/2037	15	16,394
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2034	615	690,726
Los Angeles Unified School District (Sustainability Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2038	40	43,412
Los Angeles Unified School District (Sustainability Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2039	30	32,288
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2034	35	39,065
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2040	135	146,897
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2041	75	79,532
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2042	50	53,749
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2043	65	68,484
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2048	230	241,861
Madera Unified School District (Election of 2018), Series 2024, GO Bonds	5.00%	08/01/2050	100	103,438
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2034	15	17,206
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2036	45	50,780
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

322

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Metropolitan Water District of Southern California, Series 2024 C, Ref. RB	5.00%	04/01/2049	$50	$52,453
M-S-R Energy Authority, Series 2009 A, RB	7.00%	11/01/2034	110	129,449
M-S-R Energy Authority, Series 2009 B, RB	7.00%	11/01/2034	15	17,652
M-S-R Energy Authority, Series 2009 C, RB	7.00%	11/01/2034	100	117,681
Orange (County of), CA Sanitation District, Series 2024 A, Ref. RB	5.00%	02/01/2037	15	16,770
Pomona Unified School District, Series 2025 A, GO Bonds	5.00%	08/01/2055	150	154,358
Rincon Valley Union School District (Election od 2024), Series 2024 A, GO Bonds	5.00%	08/01/2054	135	138,849
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	45	46,768
Sacramento (City of), CA Municipal Utility District, Series 2025 O, RB	5.00%	09/15/2039	15	16,318
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2049	130	135,852
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	95	98,709
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2035	30	33,895
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2036	10	11,199
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2025-O, RB	5.00%	09/15/2040	15	16,211
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2044	30	31,818
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2049	130	134,623
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2049	45	47,398
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2054	70	71,838
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2054	100	104,254
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	3.00%	12/01/2034	20	19,301
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2034	20	23,080
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2036	20	22,615
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2037	80	89,682
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2039	40	43,965
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2049	65	67,926
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2054	305	315,898
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2034	10	11,383
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2049	75	78,374
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2034	30	33,844
San Diego Unified School District (Election of 2012), Series 2024 ZR-5A, GO Bonds	5.00%	07/01/2041	25	27,070
San Diego Unified School District (Election of 2018), Series 2024, GO Bonds	5.00%	07/01/2044	15	16,002
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2042	10	10,766
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2043	25	26,815
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2049	145	151,325
San Francisco (City & County of), CA, Series 2024 R1, GO Bonds	5.00%	06/15/2034	20	22,842
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2041	5	5,389
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2042	10	10,745
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2049	40	41,555
San Francisco (City & County of), CA Public Utilities Commission, Series 2023, Ref. RB	5.00%	11/01/2034	40	45,018
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB	5.00%	10/01/2041	20	21,600
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2034	45	51,341
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2039	20	21,816
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2040	10	10,840
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2043	20	21,420
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2045	25	26,551
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	135	140,582
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	325	335,315
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2034	60	68,678
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

323

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.25%	06/15/2049	$50	$52,550
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB	3.00%	05/15/2034	285	268,327
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2034	55	62,189
Santa Clara Valley Water District, Series 2024 A-1, RB	5.00%	06/01/2050	40	41,509
Santa Clara Valley Water District, Series 2024 A-1, RB	5.00%	06/01/2052	20	20,662
Santa Clara Valley Water District, Series 2024 A-1, RB	5.00%	06/01/2054	10	10,313
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2034	40	44,138
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2038	35	37,375
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2040	50	52,515
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2041	10	10,455
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2042	25	26,039
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2043	30	30,991
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2044	5	5,157
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2049	100	101,572
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2034	100	111,197
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2034	175	197,183
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2036	85	94,030
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2037	65	71,335
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2038	30	32,641
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2039	45	48,606
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2040	35	37,531
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	10	10,596
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	55	58,214
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2043	130	137,356
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	35	36,878
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2034	215	242,253
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2036	30	33,187
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2037	35	38,411
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2038	195	212,169
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2039	135	145,817
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2040	95	101,871
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2041	25	26,491
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2042	130	137,596
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	40	42,147
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2045	100	105,076
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2054	80	82,911
University of California, Series 2024, Ref. RB	5.00%	05/15/2043	45	47,546
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2034	150	169,014
University of California, Series 2026 CE, Ref. RB	5.00%	11/15/2034	100	112,947
University of California, Series 2026 CF, Ref. RB	5.00%	11/15/2034	125	141,184
Victor Valley Union High School District, Series 2016 A, Ref. GO Bonds, (INS - BAM)(a)	3.00%	08/01/2034	30	28,503
West Contra Costa Unified School District, Series 2023, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2034	60	67,181
				19,320,588
Colorado-2.53%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2034	25	29,064
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2047	45	46,652
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2048	100	103,127
Adams (County of), CO, Series 2024, COP	5.25%	12/01/2049	20	20,817
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

324

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2041	$5	$5,426
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2042	135	145,970
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2043	40	43,087
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2044	75	80,406
Arapahoe County School District No. 5 Cherry Creek, Series 2026, GO Bonds	5.25%	12/15/2034	5	5,724
Aurora (City of), CO, Series 2024, RB	5.00%	08/01/2049	15	15,421
Aurora (City of), CO, Series 2024, RB	5.00%	08/01/2054	70	70,795
Colorado (State of), Series 2024, COP	5.00%	11/01/2053	90	90,446
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 A, RB, (INS - AGI)(a)	5.25%	12/01/2049	40	41,857
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2034	65	72,979
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2037	20	21,843
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2038	65	70,394
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024, Ref. RB	5.00%	12/01/2036	60	66,140
Colorado (State of) Bridge & Tunnel Enterprise, Series 2025 A, RB, (INS - AGI)(a)	5.25%	12/01/2050	10	10,414
Colorado (State of) Bridge & Tunnel Enterprise, Series 2025 A, RB, (INS - AGI)(a)	5.25%	12/01/2054	10	10,331
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2034	300	324,648
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2039	265	276,126
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	40	40,660
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024, Ref. RB	5.00%	11/15/2039	175	183,854
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 B, Ref. RB	5.00%	05/15/2034	40	44,234
Colorado (State of) Regional Transportation District, Series 2024, Ref. COP	5.00%	06/01/2034	15	16,720
Colorado (State of) Regional Transportation District, Series 2024, Ref. COP	5.00%	06/01/2036	10	10,947
Colorado School of Mines, Series 2024 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2054	85	85,992
Colorado Springs (City of), CO, Series 2024 A, RB	5.25%	11/15/2054	100	104,140
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2034	10	11,256
Denver (City & County of), CO, Series 2020 A, GO Bonds	3.00%	08/01/2034	25	23,573
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2034	5	5,511
Denver (City & County of), CO Board of Water Commissioners (The), Series 2024 A, Ref. RB	5.00%	09/15/2041	40	42,808
Denver (City & County of), CO Board of Water Commissioners (The), Series 2024 A, Ref. RB	5.00%	09/15/2054	10	10,248
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2036	20	22,585
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2037	130	145,547
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2038	70	77,717
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2039	30	33,010
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2040	70	76,477
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2042	35	37,992
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2043	45	48,556
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2039	30	32,203
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2040	25	26,647
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2041	100	106,337
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2042	55	58,273
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2044	20	21,023
E-470 Public Highway Authority, Series 2024 A, Ref. RB	5.00%	09/01/2040	10	10,562
Grand Junction (City of), CO, Series 2024, RB	5.00%	03/01/2049	20	20,474
Gypsum (Town of), CO, Series 2024, RB, (INS - AGI)(a)	5.00%	12/01/2054	25	25,155
Johnstown (Town of), CO, Series 2024, RB, (INS - BAM)(a)	5.00%	12/01/2048	35	36,095
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2042	25	27,028
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2043	65	69,959
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2044	75	80,340
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2049	40	41,857
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2034	15	16,843
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2036	20	22,047
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2037	100	109,138
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2038	70	75,700
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

325

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2039	$25	$26,799
Westminster (City of), CO, Series 2024, RB	5.00%	12/01/2054	90	92,260
Westminster Public Schools, Series 2024 A, GO Bonds	5.00%	12/01/2049	20	20,533
				3,492,767
Connecticut-1.62%
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2036	160	175,576
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2037	125	136,026
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2038	70	75,551
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2039	25	26,742
Connecticut (State of), Series 2023 A, RB	5.25%	07/01/2041	100	107,418
Connecticut (State of), Series 2023 A, RB	5.25%	07/01/2043	10	10,680
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2034	55	61,465
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2036	10	11,014
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2034	85	95,353
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2036	60	66,237
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2037	60	65,671
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2038	80	86,818
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2034	55	61,522
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2034	45	50,489
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2034	85	95,270
Connecticut (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/15/2034	40	44,833
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2039	30	32,285
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2040	30	32,074
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2041	5	5,329
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2037	40	43,704
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2038	210	227,806
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2039	250	269,217
Connecticut (State of) (Social Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2034	5	5,592
Connecticut (State of) (Transportation Infrastructure), Series 2023 A, RB	5.25%	07/01/2040	5	5,397
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2034	55	61,610
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2035	55	61,468
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2036	15	16,632
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2037	100	109,855
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2038	55	59,870
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2040	35	37,412
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2041	50	53,115
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB	5.00%	07/01/2034	35	39,207
				2,231,238
Delaware-0.18%
Delaware (State of), Series 2020 A, GO Bonds	2.00%	01/01/2034	80	68,905
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2034	75	83,615
Delaware (State of), Series 2025, GO Bonds	5.00%	05/01/2034	5	5,651
University of Delaware, Series 2025 A, Ref. RB	5.00%	11/01/2034	20	22,479
University of Delaware, Series 2025 A, Ref. RB	5.00%	11/01/2055	65	65,915
				246,565
District of Columbia-1.56%
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2034	5	5,511
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2034	30	33,530
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2036	95	104,549
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2037	10	10,907
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2038	35	37,842
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2040	50	53,054
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2041	30	31,655
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2042	85	89,456
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2043	55	57,749
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

326

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2044	$70	$73,242
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2045	20	20,853
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2049	190	194,324
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2034	25	27,959
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2036	20	22,032
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2037	125	136,348
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2034	60	67,060
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2037	20	21,813
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2034	20	22,378
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2034	60	67,054
District of Columbia, Series 2026 A, GO Bonds	5.00%	06/01/2034	35	39,115
District of Columbia, Series 2026 B, Ref. GO Bonds	5.00%	06/01/2034	25	27,939
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2036	120	132,007
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2037	20	21,800
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2038	15	16,216
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2039	85	91,124
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2040	75	79,855
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2041	20	21,196
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2042	5	5,282
Washington Metropolitan Area Transit Authority, Series 2024, RB	5.25%	07/15/2059	210	213,898
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2034	75	81,816
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/15/2056	125	125,709
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024, RB	5.00%	07/15/2049	100	101,645
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024, RB	5.00%	07/15/2054	115	115,840
				2,150,758
Florida-3.37%
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2024, Ref. RB	5.00%	04/01/2037	50	53,299
Broward (County of), FL, Series 2025, Ref. RB	5.00%	10/01/2034	50	56,031
Central Florida Expressway Authority, Series 2017, Ref. RB, (INS - BAM)(a)	3.00%	07/01/2034	195	183,865
Central Florida Expressway Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	07/01/2054	25	25,381
Central Florida Expressway Authority, Series 2025 A, RB	5.00%	07/01/2034	35	39,130
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2049	20	20,137
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2054	75	74,468
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2034	7	7,848
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2034	15	16,818
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds	3.00%	06/01/2034	15	14,178
Florida (State of) (Capital Outlay), Series 2025 A, Ref. GO Bonds	5.00%	06/01/2034	40	44,848
Florida (State of) Atlantic University Finance Corp., Series 2024, RB	5.00%	07/01/2049	50	50,551
Florida (State of) Atlantic University Finance Corp., Series 2024, RB	5.00%	07/01/2054	70	69,746
Florida (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	07/01/2034	25	27,931
Florida (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	07/01/2034	45	50,277
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2024, RB	5.25%	12/01/2054	45	45,874
Florida State Board of Governors, Series 2024 A, RB, (INS - BAM)(a)	5.00%	10/01/2043	30	31,194
Halifax Hospital Medical Center (Daytona Beach), Series 2024, RB	5.25%	06/01/2054	100	100,163
Hillsborough (County of), FL, Series 2025 B, Ref. RB	5.00%	09/01/2049	10	10,181
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.00%	11/15/2034	225	247,982
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.25%	11/15/2049	325	336,688
Jacksonville (City of), FL, Series 2024, Ref. RB	5.00%	10/01/2049	25	25,499
Jacksonville (City of), FL, Series 2024, Ref. RB	5.25%	10/01/2054	35	35,934
JEA Electric System, Series 2024 A, Ref. RB	5.00%	10/01/2034	45	50,023
JEA Electric System, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2034	15	16,764
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.00%	10/01/2034	40	44,448
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

327

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Kissimmee (City of), FL, Series 2024 A, RB	5.00%	10/01/2054	$50	$50,507
Lakeland (City of), FL, Series 2024, Ref. RB	5.00%	11/15/2043	30	30,820
Lakeland (City of), FL, Series 2024, Ref. RB	5.00%	11/15/2045	5	5,102
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group), Series 2024, RB	5.25%	11/15/2054	125	125,078
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2034	90	99,206
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2034	10	11,032
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2037	75	80,724
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2038	30	32,038
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2039	25	26,469
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2040	30	31,515
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2041	15	15,646
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2042	15	15,590
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2043	30	31,085
Miami (City of), FL, Series 2024, RB	5.25%	01/01/2049	130	134,593
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	3.00%	10/01/2034	125	116,077
Miami-Dade (County of), FL, Series 2021, GO Bonds	5.00%	07/01/2051	100	101,065
Miami-Dade (County of), FL, Series 2024 A, RB	5.00%	10/01/2048	10	10,207
Miami-Dade (County of), FL, Series 2024 A, RB	5.00%	10/01/2049	130	131,796
Miami-Dade (County of), FL, Series 2024 A, RB	5.25%	10/01/2054	100	102,086
Miami-Dade (County of), FL, Series 2024 B, RB	5.00%	10/01/2041	15	15,740
Miami-Dade (County of), FL, Series 2024 B, Ref. RB	5.00%	10/01/2036	45	49,340
Miami-Dade (County of), FL, Series 2024 B, Ref. RB	5.00%	10/01/2037	15	16,285
Miami-Dade (County of), FL, Series 2025 B, RB	5.00%	10/01/2050	20	20,266
Miami-Dade (County of), FL, Series 2025 B, RB	5.25%	10/01/2055	85	87,087
Miami-Dade (County of), FL, Series 2025, Ref. GO Bonds	5.00%	07/01/2034	15	16,715
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2034	10	10,991
Okaloosa County School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	10/01/2049	35	35,604
Orange (County of), FL School Board, Series 2024 A, COP	5.00%	08/01/2034	35	38,964
Orlando (City of), FL, Series 2024 A, RB	5.00%	10/01/2054	20	20,389
Orlando (City of), FL Utilities Commission, Series 2024 B, Ref. RB	5.00%	10/01/2034	25	28,072
Orlando (City of), FL Utilities Commission, Series 2024 B, Ref. RB	5.00%	10/01/2036	45	49,602
Orlando (City of), FL Utilities Commission, Series 2024 B, Ref. RB	5.00%	10/01/2037	25	27,341
Orlando (City of), FL Utilities Commission, Series 2024 B, Ref. RB	5.00%	10/01/2038	90	97,688
Orlando (City of), FL Utilities Commission, Series 2024 B, Ref. RB	5.00%	10/01/2039	20	21,513
Orlando (City of), FL Utilities Commission, Series 2025 A, RB	5.00%	10/01/2050	110	112,630
Orlando (City of), FL Utilities Commission, Series 2025 B, Ref. RB	5.00%	10/01/2034	50	56,144
Osceola (County of), FL, Series 2025, RB	5.00%	10/01/2036	55	59,738
Pasco (County of), FL, Series 2024 A, RB	5.00%	10/01/2054	130	131,231
Pasco (County of), FL School Board, Series 2024, RB	5.00%	10/01/2034	15	16,764
Pasco (County of), FL School Board, Series 2024, RB	5.00%	10/01/2037	15	16,004
Pasco (County of), FL School Board, Series 2024, RB	5.00%	10/01/2039	55	57,912
Polk (County of), FL, Series 2024, Ref. RB	5.00%	10/01/2054	5	5,061
Pompano Beach (City of), FL, Series 2024, RB	5.00%	09/01/2054	50	51,339
Sarasota (County of), FL School Board, Series 2023 B, COP	5.00%	07/01/2034	60	65,791
Seminole (County of), FL School District, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2034	50	55,843
South Broward Hospital District, Series 2016, Ref. RB	3.00%	05/01/2034	110	101,713
Tallahassee (City of), FL, Series 2024 A, Ref. RB	5.00%	10/01/2036	5	5,493
Tallahassee (City of), FL, Series 2024 A, Ref. RB	5.00%	10/01/2037	45	48,984
Tallahassee (City of), FL, Series 2024 A, Ref. RB	5.00%	10/01/2038	40	43,156
Tallahassee (City of), FL, Series 2024, Ref. RB	5.00%	10/01/2036	5	5,489
Tallahassee (City of), FL, Series 2024, Ref. RB	5.00%	10/01/2037	10	10,871
Tallahassee (City of), FL, Series 2024, Ref. RB	5.00%	10/01/2038	35	37,686
Tallahassee (City of), FL, Series 2024, Ref. RB	5.00%	10/01/2039	55	58,649
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2047	50	51,746
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2054	25	25,419
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.00%	10/01/2045	40	41,707
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.00%	10/01/2049	25	25,600
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

328

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.25%	10/01/2054	$110	$113,158
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2025, RB	5.00%	10/15/2038	40	42,897
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2025, RB	5.00%	10/15/2039	10	10,643
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2025, RB	5.00%	10/15/2040	30	31,710
				4,648,869
Georgia-0.97%
Atlanta (City of), GA, Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2036	35	38,768
Atlanta (City of), GA (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2049	95	96,991
Atlanta (City of), GA (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2054	50	50,623
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2040	45	48,044
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2041	40	42,535
Augusta (City of), GA, Series 2024 A, Ref. RB	5.00%	10/01/2034	150	161,469
Augusta (City of), GA, Series 2024 A, Ref. RB	5.00%	10/01/2036	100	105,480
Augusta (City of), GA, Series 2024 A, Ref. RB	5.00%	10/01/2038	35	36,453
Augusta (City of), GA, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	10/01/2039	20	21,241
Columbia (County of), GA, Series 2024, RB	5.00%	06/01/2049	10	10,280
Coweta County Water & Sewage Authority, Series 2024, RB	5.00%	06/01/2049	80	82,238
Coweta County Water & Sewage Authority, Series 2024, RB	5.00%	06/01/2054	75	76,168
Fayette County Development Authority, Series 2024, RB	5.25%	10/01/2054	50	50,305
Fulton (County of), GA, Series 2025, Ref. RB	5.00%	01/01/2034	5	5,611
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2024, RB	5.00%	06/15/2050	5	5,097
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2024, RB	5.00%	06/15/2056	65	65,703
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2024, RB	5.00%	06/15/2056	10	10,160
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2024, RB	5.00%	10/15/2034	25	27,495
Georgia (State of), Series 2017 A-2, GO Bonds	3.00%	02/01/2034	15	14,504
Georgia (State of) Municipal Electric Authority (Project One), Series 2024, Ref. RB	5.00%	01/01/2036	15	16,265
Jackson (County of), GA School District, Series 2025, GO Bonds	5.00%	03/01/2034	5	5,617
Macon Water Authority, Series 2024, RB	5.00%	10/01/2054	20	20,323
Metropolitan Atlanta Rapid Transit Authority, Series 2024 B, RB	5.00%	07/01/2034	10	11,210
Metropolitan Atlanta Rapid Transit Authority, Series 2025 B, Ref. RB	5.00%	07/01/2034	15	16,902
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/01/2034	25	28,025
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/01/2037	25	27,256
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2036	40	44,030
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2045	15	15,691
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2049	65	66,777
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2054	65	65,967
Upper Oconee Basin Water Authority, Series 2024, RB	5.00%	07/01/2055	25	25,406
Valdosta & Lowndes County Hospital Authority, Series 2024, RB	5.00%	10/01/2054	50	50,641
				1,343,275
Hawaii-0.41%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2034	5	4,726
Hawaii (State of) Department of Budget & Finance (The Queen’s Health System), Series 2025, Ref. RB	5.00%	07/01/2034	35	38,773
Honolulu (City & County of), HI, Series 2024, RB	5.00%	07/01/2043	25	26,212
Honolulu (City & County of), HI, Series 2024, RB	5.00%	07/01/2045	20	20,836
Honolulu (City & County of), HI, Series 2024, Ref. RB	5.00%	07/01/2040	35	37,188
Honolulu (City & County of), HI, Series 2025 D, Ref. GO Bonds	5.00%	07/01/2034	55	61,570
Honolulu (City & County of), HI, Series 2025 F, Ref. GO Bonds	5.00%	07/01/2034	105	117,543
Honolulu (City & County of), HI (Second Bond Resolution), Series 2024, Ref. RB	5.00%	07/01/2039	105	112,303
Honolulu (City & County), HI Board of Water Supply (Green Bonds), Series 2024 A, Ref. RB	5.00%	07/01/2053	150	153,503
				572,654
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

329

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-0.17%
Idaho (State of) Housing & Finance Association, Series 2024, RB	5.00%	08/15/2044	$15	$15,758
Idaho (State of) Housing & Finance Association, Series 2024, RB	5.00%	08/15/2048	100	103,209
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2034	30	33,767
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2034	70	78,791
				231,525
Illinois-5.31%
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2037	95	101,458
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2038	170	180,269
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2039	15	15,792
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2041	10	10,429
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2042	30	31,209
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2043	55	57,077
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2044	50	51,686
Chicago (City of), IL, Series 2024 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2036	10	10,861
Chicago (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2038	85	91,240
Chicago (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2044	50	51,759
Chicago (City of), IL, Series 2025 B, GO Bonds	5.00%	01/01/2034	10	10,311
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2042	25	26,015
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2043	10	10,357
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.25%	01/01/2044	55	57,945
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2048	190	192,806
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.25%	01/01/2053	220	225,058
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.50%	01/01/2059	250	260,672
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2034	5	5,545
Chicago (City of), IL (O’Hare International Airport), Series 2025 D, Ref. RB	5.00%	01/01/2034	5	5,545
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2007 B, Ref. GO Bonds	5.25%	12/01/2034	45	51,122
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2039	120	128,377
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2040	75	79,396
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2041	40	42,157
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2042	45	47,225
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2043	105	109,700
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2044	15	15,607
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2034	30	32,905
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2042	140	145,836
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2044	185	190,812
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2049	275	277,626
Illinois (State of), Series 2016, GO Bonds, (INS - AGI)(a)	3.75%	01/01/2034	45	44,703
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2034	75	80,967
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2034	80	87,045
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2036	125	134,016
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2037	235	249,613
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2038	65	68,585
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2039	55	57,569
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2040	25	25,958
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2041	155	159,676
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2042	10	10,417
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2043	45	46,680
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2044	20	20,651
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2048	100	101,848
Illinois (State of), Series 2024 B, RB	5.00%	06/15/2036	250	269,267
Illinois (State of), Series 2024 B, RB	5.00%	06/15/2038	60	63,504
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

330

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2024 B, RB	5.00%	06/15/2039	$5	$5,243
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2040	50	51,987
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2041	25	25,809
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2042	25	25,721
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2034	105	114,184
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2036	35	37,672
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2037	60	64,053
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2038	100	105,882
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2039	45	47,198
Illinois (State of), Series 2024, Ref. GO Bonds, (INS - BAM)(a)	5.00%	02/01/2034	15	16,414
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2034	25	27,353
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2034	65	71,119
Illinois (State of), Series 2025 C, GO Bonds	5.00%	09/01/2034	50	54,436
Illinois (State of), Series 2025 D, GO Bonds	5.00%	09/01/2036	90	96,476
Illinois (State of), Series 2025 D, GO Bonds	5.00%	09/01/2037	30	31,889
Illinois (State of), Series 2025 D, GO Bonds	5.00%	09/01/2038	5	5,272
Illinois (State of), Series 2025 E, GO Bonds	5.00%	09/01/2042	75	76,689
Illinois (State of), Series 2025 E, GO Bonds	5.00%	09/01/2044	75	76,226
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2046	75	76,938
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2047	100	102,139
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2048	75	76,283
Illinois (State of) Finance Authority (Green Bonds), Series 2025, RB	5.00%	07/01/2034	75	84,069
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.25%	04/01/2043	10	10,523
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.25%	04/01/2044	95	99,623
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.25%	04/01/2045	265	277,075
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 B, Ref. RB	5.25%	04/01/2038	45	48,685
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2034	45	49,855
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024 A, Ref. RB	5.25%	04/01/2042	20	21,124
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024 B, Ref. RB	5.00%	04/01/2034	5	5,530
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024 B, Ref. RB	5.25%	04/01/2039	15	16,091
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024, Ref. RB	5.25%	04/01/2041	85	90,044
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2034	140	155,745
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2036	180	197,269
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2037	185	201,369
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2038	260	280,327
Illinois (State of) Toll Highway Authority, Series 2024, Ref. RB	5.00%	01/01/2039	125	133,774
Sales Tax Securitization Corp., Series 2023 A, Ref. RB	5.00%	01/01/2034	50	54,011
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2034	20	21,604
Sales Tax Securitization Corp., Series 2024 A, Ref. RB	5.00%	01/01/2034	130	141,960
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2036	10	10,858
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2039	95	100,588
St. Clair County Community Unit School District No. 187, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	01/01/2049	130	130,020
St. Clair County Community Unit School District No. 187, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	01/01/2054	50	49,002
University of Illinois Auxiliary Facilities System, Series 2024, Ref. RB	5.25%	04/01/2043	20	21,138
University of Illinois Auxiliary Facilities System, Series 2024, Ref. RB	5.25%	04/01/2044	10	10,533
				7,337,096
Indiana-0.98%
Brownsburg 1999 School Building Corp., Series 2024 A, RB, (CEP - Indiana Higher Education Intercept Program)	5.00%	07/15/2043	60	61,911
Brownsburg 1999 School Building Corp., Series 2024 A, RB, (CEP - Indiana Higher Education Intercept Program)	5.00%	07/15/2044	100	102,630
Fishers Town Hall Building Corp., Series 2023 A, RB	5.63%	07/15/2048	25	26,476
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.63%	07/15/2053	10	10,543
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	07/15/2058	30	31,881
Illinois (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	02/01/2037	15	16,422
Illinois (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	02/01/2038	30	32,547
Indiana (State of) Finance Authority, Series 2024 A, RB	5.00%	02/01/2039	180	193,598
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

331

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority, Series 2024, RB	5.00%	02/01/2039	$20	$21,511
Indiana (State of) Finance Authority, Series 2024, RB	5.00%	02/01/2040	20	21,339
Indiana (State of) Finance Authority, Series 2024, RB	5.00%	02/01/2043	20	21,031
Indiana (State of) Finance Authority, Series 2024, RB	5.00%	02/01/2044	65	68,167
Indiana (State of) Finance Authority, Series 2024, RB	5.00%	02/01/2045	15	15,699
Indiana (State of) Finance Authority, Series 2024, RB	5.25%	07/01/2064	10	9,570
Indiana (State of) Finance Authority, Series 2024, Ref. RB	4.00%	02/01/2034	30	30,731
Indiana (State of) Finance Authority, Series 2025 E, Ref. RB	5.00%	10/01/2034	50	55,283
Indiana (State of) Finance Authority (Citizens Energy Group), Series 2023, Ref. RB	5.00%	10/01/2034	10	11,067
Indiana (State of) Finance Authority (Citizens Wastewater of Westfie), Series 2024, RB	5.25%	10/01/2044	5	5,273
Indiana (State of) Finance Authority (Citizens Water of Westfield), Series 2024, RB	5.25%	10/01/2044	30	31,598
Indiana (State of) Finance Authority (CWA Authority), Series 2024, Ref. RB	5.00%	10/01/2044	5	5,245
Indiana (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	02/01/2040	45	48,013
Indiana (State of) Finance Authority (Green Bonds), Series 2024, RB	5.00%	02/01/2041	15	15,847
Indiana (State of) Finance Authority (Green Bonds), Series 2024, RB	5.00%	02/01/2042	100	105,396
Indiana (State of) Finance Authority (Hendricks Regional Health), Series 2024, Ref. RB	5.25%	03/01/2054	25	25,124
Indiana University, Series 2024 A, RB	5.00%	06/01/2034	35	39,271
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB	5.00%	01/15/2034	100	109,756
Northern Indiana Commuter Transportation District, Series 2024, RB	5.25%	01/01/2049	130	135,964
Northern Indiana Commuter Transportation District, Series 2024, RB	5.00%	01/01/2054	70	71,055
Westfield-Washington Multi-School Building Corp., Series 2024 A, RB, (INS - BAM)(a)	5.25%	07/15/2043	35	36,926
				1,359,874
Iowa-0.24%
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2034	55	61,031
Iowa (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	08/01/2034	220	246,431
Muscatine Power and Water Electric Revenue, Series 2026 A, RB, (INS - AGI)(a)	5.25%	12/01/2051	20	20,593
				328,055
Kansas-0.20%
Finney County Unified School District No. 457 Garden City, Series 2016 A, Ref. GO Bonds	3.25%	09/01/2034	15	14,104
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2034	65	73,015
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2034	40	44,933
Kansas (State of) Development Finance Authority (Green Bonds), Series 2024, RB	5.00%	05/01/2037	30	32,922
Kansas (State of) Development Finance Authority (Green Bonds), Series 2024, RB	5.00%	05/01/2039	15	16,171
Kansas (State of) Development Finance Authority (Green Bonds), Series 2024, RB	5.00%	05/01/2041	20	21,228
Kansas (State of) Development Finance Authority (Kansas Dept. of Health), Series 2024, RB	5.00%	05/01/2040	45	48,102
Kansas (State of) Development Finance Authority (University of Kansas), Series 2026, Ref. RB	5.00%	05/01/2034	20	22,357
				272,832
Kentucky-0.91%
Fayette County School District, Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	06/01/2046	10	10,313
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 A, RB	5.00%	11/01/2042	85	89,675
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 A, RB	5.25%	11/01/2044	35	37,299
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2034	150	166,856
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2036	50	54,932
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2037	50	54,466
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2039	30	32,138
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2040	35	37,264
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2041	40	42,260
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2042	55	58,000
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2043	155	162,941
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2044	155	162,151
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	04/01/2034	10	11,103
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2034	35	38,925
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2024 A, Ref. RB	5.00%	05/15/2037	35	38,289
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2024 A, Ref. RB	5.00%	05/15/2038	160	173,574
University of Kentucky, Series 2018 A, RB, (CEP - Kentucky Higher Education Intercept Program)	3.00%	10/01/2034	25	23,147
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

332

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
University of Kentucky, Series 2024, RB	5.00%	10/01/2049	$55	$55,704
Warren (County of), KY (Bowling Green - Warren County Community Hospital Corp.), Series 2024, RB	5.25%	04/01/2049	10	10,215
				1,259,252
Louisiana-0.59%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2025 A, RB	5.00%	02/01/2034	30	33,409
Lafayette (City of), LA, Series 2024, RB, (INS - AGI)(a)	5.00%	11/01/2049	20	20,461
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2034	50	55,822
Louisiana (State of), Series 2023, RB	5.00%	09/01/2034	75	82,528
Louisiana (State of), Series 2024 A, GO Bonds	5.00%	05/01/2036	55	60,796
Louisiana (State of), Series 2024 A, GO Bonds	5.00%	05/01/2038	30	32,578
Louisiana (State of), Series 2024 A, GO Bonds	4.00%	05/01/2041	5	4,913
Louisiana (State of), Series 2024 A, GO Bonds	4.00%	05/01/2043	10	9,744
Louisiana (State of), Series 2024 A, GO Bonds	4.00%	05/01/2044	80	77,629
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2034	20	22,347
Louisiana (State of) Gasoline & Fuels, Series 2024 A, RB	5.00%	05/01/2034	5	5,568
Louisiana (State of) Gasoline & Fuels, Series 2024 A, RB	5.00%	05/01/2036	45	49,266
Louisiana (State of) Gasoline & Fuels, Series 2024 A, RB	5.00%	05/01/2038	25	26,940
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	02/01/2039	35	37,133
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	02/01/2040	75	78,644
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2024, RB	5.00%	04/15/2037	80	86,416
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2024, RB	5.00%	04/15/2038	25	26,792
New Orleans (City of), LA Aviation Board, Series 2024 C-1, RB	5.00%	01/01/2054	100	100,199
				811,185
Maine-0.31%
Bar Harbor (Town of), ME, Series 2024, GO Bonds	5.00%	09/01/2054	10	10,228
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.25%	07/01/2049	275	282,649
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2036	45	48,975
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2037	5	5,399
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2038	15	16,066
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2039	40	42,514
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.25%	10/01/2054	25	25,599
				431,430
Maryland-1.23%
Maryland (State of), First Series 2024 A, GO Bonds	5.00%	06/01/2036	175	192,998
Maryland (State of), First Series 2024 A, GO Bonds	5.00%	06/01/2038	175	189,928
Maryland (State of), Series 2019 A, GO Bonds	2.25%	08/01/2034	40	35,263
Maryland (State of) (Bidding Group 2), First Series 2024 A, GO Bonds	5.00%	06/01/2034	80	89,813
Maryland (State of) (Bidding Group 2), Series 2023, A GO Bonds	5.00%	03/15/2034	15	16,632
Maryland (State of) (Bidding Group 3), First Series 2024 A, GO Bonds	5.00%	06/01/2037	160	175,043
Maryland (State of) (Bidding Group 3), First Series 2024 A, GO Bonds	5.00%	06/01/2039	110	118,353
Maryland (State of) Department of Transportation, Series 2019, RB	3.00%	10/01/2034	130	123,728
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	07/01/2049	20	20,233
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	07/01/2054	105	105,236
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.25%	07/01/2054	75	76,862
Maryland (State of) Health & Higher Educational Facilities Authority (Medstar Health Issue), Series 2026 A, Ref. RB	5.00%	08/15/2034	45	49,674
Maryland (State of) Stadium Authority (Built to Learn), Series 2024, RB	5.25%	06/01/2051	15	15,491
Maryland (State of) Stadium Authority (Built to Learn), Series 2024, RB	5.00%	06/01/2054	180	181,064
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2034	5	5,612
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2036	5	5,516
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2037	15	16,380
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2038	20	21,665
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2039	110	118,111
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

333

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2040	$20	$21,308
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2043	20	21,038
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	3.00%	08/01/2034	25	23,812
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2034	10	11,297
Prince George’s (County of), MD, Series 2019 A, GO Bonds	3.00%	07/15/2034	15	14,150
Prince George’s (County of), MD, Series 2021 A, GO Bonds	3.00%	07/01/2034	10	9,537
Prince George’s (County of), MD, Series 2025 A, GO Bonds	5.00%	08/01/2034	15	16,865
Washington (State of) Suburban Sanitary Commission, Series 2017, RB	3.00%	06/15/2034	30	28,749
				1,704,358
Massachusetts-5.23%
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2034	25	28,222
Greater Fall River Vocational School District, Series 2025, GO Bonds	5.00%	06/01/2049	10	10,117
Massachusetts (Commonwealth of), Series 2005, Ref. RB(b)	5.50%	01/01/2034	145	162,463
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.13%	09/01/2034	305	294,543
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	3.00%	11/01/2034	110	103,924
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	3.00%	09/01/2034	70	66,272
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	2.00%	03/01/2034	95	82,024
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2034	10	11,120
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2034	50	55,457
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2034	120	134,492
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2036	20	22,106
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2038	220	239,228
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2039	235	253,066
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2040	60	64,212
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2041	35	37,024
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2042	60	63,283
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2049	45	46,117
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2054	590	598,415
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2034	105	117,801
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2036	10	11,061
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2037	20	21,955
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2039	215	231,530
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2040	105	112,103
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2041	15	15,885
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2042	40	42,233
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2043	15	15,781
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2044	15	15,719
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	5.00%	06/01/2044	105	110,876
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2034	25	28,073
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2036	50	55,340
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2038	15	16,320
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2039	45	48,452
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2040	20	21,351
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2041	70	74,205
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2042	75	79,263
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2043	15	15,795
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2044	35	36,707
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2047	20	20,676
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2054	160	162,368
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2034	15	16,792
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2035	55	61,096
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2036	25	27,565
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2039	145	155,472
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2040	45	47,885
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2041	80	84,806
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2042	45	47,558
Massachusetts (Commonwealth of), Series 2024 C, GO Bonds	5.00%	08/01/2034	15	16,865
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

334

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2024 C, GO Bonds	5.00%	08/01/2038	$20	$21,766
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2040	20	21,348
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2041	10	10,618
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2044	5	5,251
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2051	100	102,166
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2053	135	137,180
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2034	35	39,404
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2038	30	32,645
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2040	60	64,068
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2041	60	63,835
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2042	55	58,326
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2043	25	26,409
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2044	25	26,297
Massachusetts (Commonwealth of), Series 2024, GO Bonds	5.00%	12/01/2046	45	46,860
Massachusetts (Commonwealth of), Series 2024, GO Bonds	5.00%	12/01/2047	10	10,359
Massachusetts (Commonwealth of), Series 2025 B, GO Bonds	5.00%	06/01/2034	150	168,508
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2034	25	28,146
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2024 A, RB	5.00%	06/01/2053	105	107,140
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2034	35	40,146
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2039	5	5,404
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2040	65	69,702
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2042	35	37,146
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2043	50	52,801
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2044	85	89,394
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2045	10	10,488
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2046	20	20,832
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2048	115	118,539
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.25%	07/01/2052	325	337,043
Massachusetts (Commonwealth of) Development Finance Agency, Series 2023, RB	5.00%	07/01/2034	345	376,238
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	5.00%	03/01/2034	40	44,853
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	5.25%	03/01/2054	285	294,099
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024, RB	5.00%	07/01/2034	80	89,674
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2034	10	11,246
Massachusetts (Commonwealth of) Development Finance Agency (Green Bonds), Series 2024 C, RB	5.00%	08/01/2039	75	81,479
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2024, Ref. RB	5.00%	07/01/2042	50	52,594
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2024, Ref. RB	5.00%	07/01/2043	25	26,178
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2026 F, RB	5.00%	07/01/2034	125	138,655
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham, Inc.), Series 2024 D, Ref. RB	5.00%	07/01/2047	140	145,305
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham, Inc.), Series 2024 D, Ref. RB	5.00%	07/01/2054	35	35,569
Massachusetts (Commonwealth of) Development Finance Agency (Northeastern University), Series 2024, Ref. RB	5.00%	10/01/2037	5	5,457
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2034	70	80,659
Massachusetts Development Finance Agency, Series 2024 B, RB	5.00%	02/15/2034	95	106,616
				7,224,061
Michigan-1.21%
Berkley School District, Series 2024, GO Bonds	5.00%	05/01/2049	110	112,165
Detroit Downtown Development Authority, Series 2024 Ref. RB	5.00%	07/01/2048	20	20,299
Grand Rapids Public Schools, Series 2024, GO Bonds, (INS - AGI)(a)	5.00%	05/01/2049	295	298,848
Great Lakes Water Authority, Series 2023 A, RB	5.00%	07/01/2037	55	59,416
Great Lakes Water Authority, Series 2023 A, RB	5.00%	07/01/2038	30	32,164
Great Lakes Water Authority, Series 2023 A, Ref. RB	5.00%	07/01/2037	150	162,044
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

335

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Great Lakes Water Authority, Series 2023 A, Ref. RB	5.00%	07/01/2038	$145	$155,458
Great Lakes Water Authority, Series 2023 B, RB	5.25%	07/01/2048	20	20,793
Great Lakes Water Authority, Series 2023 C, RB	5.25%	07/01/2048	5	5,198
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2035	45	49,440
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2037	25	27,007
Great Lakes Water Authority, Series 2024 B, Ref. RB	5.00%	07/01/2036	50	54,501
Great Lakes Water Authority, Series 2025 A, RB	5.00%	07/01/2034	25	27,858
Great Lakes Water Authority, Series 2025 A, Ref. RB	5.00%	07/01/2034	5	5,572
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2036	30	32,693
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2049	35	35,660
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2054	105	105,439
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.25%	07/01/2054	50	51,176
Michigan (State of), Series 2023, RB	5.00%	11/15/2034	65	72,254
Michigan (State of) Building Authority (Facilities Program), Series 2024, RB	5.25%	10/15/2054	45	46,053
Michigan (State of) Hospital Finance Authority (Corewell Health), Series 2025 A, RB	5.00%	08/15/2034	20	22,063
Michigan State University, Series 2024 A, RB	5.25%	08/15/2046	25	26,373
Michigan State University, Series 2024 A, RB	5.00%	08/15/2049	75	76,956
Michigan State University, Series 2024 A, RB	5.25%	08/15/2054	170	175,623
				1,675,053
Minnesota-1.41%
Hennepin (County of), MN, Series 2024 A, GO Bonds	5.00%	12/01/2043	50	52,940
Hennepin (County of), MN, Series 2024 A, GO Bonds	5.00%	12/01/2044	35	37,013
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024 A, RB	5.00%	01/01/2052	100	100,674
Minnesota (State of), Series 2023, COP	5.00%	11/01/2034	40	44,298
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2034	90	101,392
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2038	10	10,905
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2040	70	75,063
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2042	45	47,797
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2044	40	42,156
Minnesota (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2041	80	85,307
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2034	15	16,899
Minnesota (State of), Series 2024 B, GO Bonds	4.00%	08/01/2037	5	5,010
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2034	25	28,164
Minnesota (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2034	30	33,797
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2034	30	33,797
Minnesota (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2034	85	95,759
Minnesota (State of), Series 2025 E, Ref. GO Bonds	5.00%	08/01/2034	65	73,228
Minnesota (State of) (Bidding Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2036	35	38,802
Minnesota (State of) (Bidding Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2037	80	87,950
Minnesota (State of) (Bidding Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2039	120	129,682
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2034	45	49,688
Minnesota Agricultural & Economic Development Board (Health Partners Obligated Group), Series 2024, RB	5.00%	01/01/2044	20	20,371
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2047	70	72,395
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2054	325	328,782
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	5.00%	01/01/2038	15	15,826
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	5.00%	01/01/2039	50	52,343
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	5.00%	01/01/2040	50	51,925
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	5.00%	01/01/2043	10	10,225
Rochester (City of), MN, Series 2016 B, Ref. RB	5.00%	11/15/2034	15	16,736
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2040	25	26,206
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

336

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2041	$25	$26,034
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2042	5	5,192
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2054	135	134,358
				1,950,714
Mississippi-0.08%
Mississippi (State of) Development Bank (City of Jackson, Mississippi Water and Sewer System), Series 2012, RB, (INS - AGI)(a)	3.50%	09/01/2034	10	9,539
Mississippi (State of) University Educational Building Corp. (New Residence Hall and Facilities), Series 2024, Ref. RB	5.00%	08/01/2053	10	10,070
Warren (County of), MS, Series 2020, Ref. RB	4.20%	05/01/2034	85	86,014
				105,623
Missouri-0.55%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2034	485	546,608
Jackson County School District No. R-IV Blue Springs, Series 2024, Ref. GO Bonds	5.50%	03/01/2042	15	16,266
Jackson County School District No. R-IV Blue Springs, Series 2024, Ref. GO Bonds	5.50%	03/01/2043	20	21,651
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2034	5	5,541
St Louis Community College District, Series 2024, COP	5.00%	04/01/2041	30	31,182
St. Louis (City of), MO, Series 2024, RB, (INS - AGI)(a)	5.25%	07/01/2054	140	143,455
				764,703
Nebraska-0.16%
Nebraska Public Power District, Series 2026 B, Ref. RB	5.00%	01/01/2034	20	22,153
Omaha (City of), NE Public Power District, Series 2024 D, Ref. RB	5.00%	02/01/2039	75	80,067
Omaha (City of), NE Public Power District, Series 2024 D, Ref. RB	5.00%	02/01/2043	75	78,637
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2034	30	33,229
				214,086
Nevada-0.41%
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2036	30	32,649
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2037	60	64,763
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2038	80	85,719
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2039	20	21,241
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2034	40	44,819
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2036	60	66,106
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2037	45	49,080
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2038	50	54,064
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2039	40	42,871
North Las Vegas (City of), NV, Series 2024 B, Ref. GO Bonds	5.00%	06/01/2038	30	32,330
Reno-Tahoe Airport Authority (Tahoe International Airport), Series 2024 B, RB	5.00%	07/01/2049	30	30,121
Reno-Tahoe Airport Authority (Tahoe International Airport), Series 2024 B, RB	5.25%	07/01/2054	20	20,415
Truckee Meadows Water Authority, Series 2024, RB	5.00%	07/01/2034	25	28,023
				572,201
New Hampshire-0.09%
Manchester (City of), NH (Green Bonds), Series 2024, RB, (INS - AGI)(a)	5.25%	06/01/2054	110	112,857
New Hampshire (State of) Municipal Bond Bank, Series 2025 A, RB	5.00%	02/15/2034	15	16,771
				129,628
New Jersey-3.70%
Bergen County Improvement Authority (The), Series 2024, RB	5.00%	06/01/2054	10	10,488
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2034	135	113,205
New Jersey (State of) Economic Development Authority, Series 2024 SSS, Ref. RB	5.25%	06/15/2037	95	104,302
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024 A-1, RB	5.00%	03/01/2036	60	66,661
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024 A-1, RB	5.00%	03/01/2037	35	38,604
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024 A-2, RB	5.00%	03/01/2038	125	136,788
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024 A-2, RB	5.00%	03/01/2040	135	145,312
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024 A-2, RB	5.00%	03/01/2043	40	42,528
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	5.25%	03/01/2054	240	251,207
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

337

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	5.25%	07/01/2054	$130	$134,857
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024, Ref. RB	5.25%	07/01/2049	50	52,320
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Inc.), Series 2024, RB	5.00%	07/01/2041	40	42,119
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.00%	07/01/2039	40	42,782
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.00%	07/01/2042	100	104,807
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2043	60	63,857
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2054	130	133,997
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, Ref. RB	5.00%	07/01/2034	25	27,695
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, Ref. RB	5.00%	07/01/2036	25	27,333
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2034	210	229,863
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2034	120	132,088
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2034	5	5,534
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2036	265	289,957
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2037	225	242,940
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.25%	06/15/2039	215	233,125
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.00%	06/15/2039	315	335,371
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.00%	06/15/2040	80	84,439
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.25%	06/15/2041	105	112,102
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2034	80	88,542
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2036	135	147,714
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2037	40	43,189
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2038	100	107,005
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2039	75	79,850
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2040	40	42,105
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2041	40	41,957
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2042	50	52,255
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2043	190	197,875
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2044	55	57,058
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.25%	06/15/2055	160	164,483
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2034	20	22,137
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.00%	01/01/2044	225	234,344
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.25%	01/01/2049	150	156,245
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.25%	01/01/2054	100	103,642
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2044	170	177,060
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2045	20	20,767
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2034	145	161,307
				5,101,816
New York-20.08%
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2034	10	11,241
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2037	100	109,583
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	4.00%	09/01/2038	5	4,952
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2038	20	21,696
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2039	10	10,742
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2040	10	10,617
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2041	25	26,366
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2044	10	10,485
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2049	40	40,909
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2054	45	45,365
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

338

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	$100	$102,651
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	4.00%	09/01/2039	25	24,550
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2043	50	52,714
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	4.00%	11/15/2034	95	95,033
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2034	80	80,028
Metropolitan Transportation Authority, Series 2024 B, Ref. RB	5.00%	11/15/2034	35	38,944
Metropolitan Transportation Authority, Series 2024 B, Ref. RB	5.00%	11/15/2039	15	15,862
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2034	60	66,761
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2049	230	235,324
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	370	382,012
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2034	95	104,930
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2035	25	27,366
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2036	15	16,266
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2039	25	26,362
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2040	40	41,758
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2043	40	41,250
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	40	41,163
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.50%	11/15/2047	25	26,339
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2037	15	16,175
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2038	5	5,346
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2046	20	20,795
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2047	10	10,330
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2048	95	97,579
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2041	60	63,818
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2042	5	5,297
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2043	170	179,419
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2044	75	78,872
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2045	30	31,394
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2049	60	61,389
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2050	70	71,417
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2051	110	111,926
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2052	195	197,890
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2034	75	83,642
New York & New Jersey (States of) Port Authority, One Hundred Eighty Third Series 2014, RB	3.63%	12/15/2034	40	39,248
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2034	10	9,184
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	85	87,444
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	255	259,896
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2034	30	34,061
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2036	55	61,394
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2037	20	22,136
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2038	15	16,479
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2039	75	81,586
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2041	10	10,680
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2042	20	21,320
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2043	30	31,859
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2049	35	36,031
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2054	110	112,134
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2036	40	44,633
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2038	160	175,738
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2040	20	21,543
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2034	10	11,221
New York (City of), NY, Series 2006 J, GO Bonds, (INS - AGI)(a)	5.00%	06/01/2036	15	16,309
New York (City of), NY, Series 2016 C, Ref. GO Bonds	3.00%	08/01/2034	80	74,842
New York (City of), NY, Series 2017 B-1, GO Bonds	3.00%	10/01/2034	200	187,364
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2034	20	21,882
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2034	55	60,174
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2034	125	136,760
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2034	215	238,089
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

339

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2036	$25	$27,189
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2037	185	198,877
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2038	35	37,202
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2034	15	16,586
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2036	60	65,208
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2037	50	53,761
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2038	220	233,968
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2039	60	63,252
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	65	67,272
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	75	77,297
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	45	46,254
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2047	30	30,988
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2048	90	92,651
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2053	55	56,223
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2034	5	5,530
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2037	30	32,256
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2038	190	202,041
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2039	50	52,695
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2040	40	41,824
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2043	135	139,168
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2044	55	56,544
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2047	80	82,656
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2054	260	265,592
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2034	15	16,611
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2034	100	110,739
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2034	30	33,237
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2034	15	16,385
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2038	25	26,570
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2039	240	252,586
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2040	110	114,884
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2041	10	10,409
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2042	30	31,107
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2043	20	20,647
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2047	130	132,027
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2048	150	151,695
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	25	25,659
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2034	15	16,580
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2034	70	77,864
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2034	25	28,145
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.00%	06/15/2051	315	318,327
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.25%	06/15/2053	585	601,197
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2046	100	103,696
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2048	105	107,550
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2049	130	132,407
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2037	40	44,096
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2038	5	5,462
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2039	115	124,116
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2034	25	28,145
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2034	95	106,950
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	295	302,492
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2046	50	51,755
New York (City of), NY Municipal Water Finance Authority, Subseries 2024, Ref. RB	5.00%	06/15/2034	135	151,982
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.00%	05/01/2034	35	32,529
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2034	50	55,014
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2034	50	55,014
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, Ref. RB	5.00%	11/01/2039	5	5,299
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2038	10	10,727
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2040	70	73,891
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

340

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2041	$25	$26,114
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2044	100	103,335
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2045	130	133,711
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2046	230	235,071
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2048	60	60,745
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.25%	05/01/2049	115	118,295
New York (City of), NY Transitional Finance Authority, Series 2024 C,RB	5.00%	05/01/2039	55	58,541
New York (City of), NY Transitional Finance Authority, Series 2024 C,RB	5.00%	05/01/2043	65	67,444
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2034	30	33,299
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2037	40	43,299
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2039	40	42,576
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2040	5	5,278
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2041	10	10,446
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2043	45	47,613
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2044	275	284,172
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2045	90	94,401
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2050	150	151,344
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.50%	05/01/2052	145	151,826
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2034	10	11,022
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2036	205	221,992
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2037	10	10,735
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2038	75	79,826
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2039	150	158,491
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2040	215	225,599
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	60	62,528
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2037	5	5,388
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2038	30	32,056
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2039	70	74,313
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2040	35	36,860
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2041	65	67,663
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	90	93,147
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	195	200,952
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2045	20	20,528
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	60	61,218
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2048	5	5,057
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	5	5,040
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	415	424,850
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2042	280	290,983
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2043	10	10,357
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2044	95	98,006
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	60	60,997
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	130	134,015
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2037	50	53,906
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2038	80	85,514
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2039	240	254,645
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2040	175	184,221
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2041	30	31,268
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2045	75	77,031
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2049	130	133,536
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2051	330	339,219
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2052	70	70,459
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2034	120	133,421
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2034	10	11,118
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2037	170	183,181
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2038	120	128,149
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2038	45	48,056
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2040	100	105,200
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2034	5	5,550
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

341

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2034	$15	$16,650
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2034	5	5,559
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2036	45	48,938
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2037	25	26,938
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2038	25	26,698
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2039	5	5,299
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2040	60	63,120
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2041	45	46,999
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2043	35	36,317
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2044	90	93,013
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2046	120	122,661
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2047	40	40,706
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2053	235	236,478
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2034	35	38,915
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2034	25	28,250
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2034	35	38,915
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2034	90	100,066
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2034	35	38,915
New York (City of), NY Transitional Finance Authority, Series 2026, Ref. RB	5.00%	11/01/2034	105	116,744
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History), Series 2024, Ref. RB	5.00%	07/15/2054	70	71,344
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2034	10	11,474
New York (State of) Dormitory Authority, Series 2007, RB, (INS - NATL)(a)	5.25%	07/01/2034	20	20,926
New York (State of) Dormitory Authority, Series 2019, RB	3.00%	07/01/2034	110	101,691
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2034	40	44,187
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2034	5	5,558
New York (State of) Dormitory Authority, Series 2023 B, RB	5.00%	07/01/2034	20	22,084
New York (State of) Dormitory Authority, Series 2023, RB	5.00%	10/01/2034	5	5,634
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	10/01/2036	10	11,255
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2041	35	37,038
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2042	35	36,943
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2043	30	31,543
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2045	40	41,662
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2046	10	10,367
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2048	75	76,622
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2049	25	25,456
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2050	275	279,372
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2051	10	10,142
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2052	90	91,065
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2054	65	65,642
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2055	70	70,611
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2056	200	201,577
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2036	5	5,483
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2037	80	87,053
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2038	95	102,564
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2040	120	127,551
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2041	125	131,991
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	135	141,676
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	210	218,908
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	185	191,897
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	10	10,280
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	290	300,693
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	260	267,150
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.50%	07/01/2054	790	832,343
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2034	35	39,400
New York (State of) Dormitory Authority, Series 2024, RB	5.25%	07/01/2054	20	19,721
New York (State of) Dormitory Authority, Series 2025 A, RB, (INS - AGI)(a)	5.00%	10/01/2038	65	69,942
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2034	10	11,191
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

342

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2037	$125	$135,703
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2039	150	160,059
New York (State of) Dormitory Authority (Bidding Group 1), Series 2024 A, RB	5.00%	03/15/2038	215	234,409
New York (State of) Dormitory Authority (Bidding Group 1), Series 2024 A, RB	5.00%	03/15/2039	270	290,954
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2024, RB	5.50%	11/01/2047	370	380,670
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	5.00%	05/01/2034	190	209,275
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	4.00%	05/01/2039	30	28,782
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	5.25%	05/01/2054	200	202,229
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025 A, Ref. RB	5.00%	05/01/2043	60	62,087
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2034	40	44,058
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2036	130	140,182
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2042	35	36,365
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB	5.25%	10/01/2049	210	212,107
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, (INS - AGI)(a)	5.50%	10/01/2054	200	205,420
New York (State of) Energy Research & Development Authority (New York State Electric & Gas Corp.), Series 2004 C, Ref. RB	4.00%	04/01/2034	35	35,592
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2037	10	11,093
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2038	20	21,971
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2039	20	21,702
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2040	5	5,375
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2041	10	10,695
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2043	15	15,851
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2034	20	22,429
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2036	60	66,099
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2038	35	37,989
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2039	95	102,303
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2040	20	21,365
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2042	15	15,803
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2043	50	52,620
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2044	90	94,372
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	85	86,609
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.25%	01/01/2054	120	123,544
New York City Health and Hospitals Corp., Series 2025 A, RB	5.00%	02/15/2038	25	27,255
New York State Environmental Facilities Corp., Series 2024, Ref. RB	5.00%	06/15/2047	20	20,994
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2034	10	11,354
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2037	75	83,345
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2039	25	27,318
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2042	45	48,336
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2043	45	48,188
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2049	100	103,805
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.25%	06/15/2053	10	10,475
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2034	15	16,818
New York State Urban Development Corp., Series 2023, Ref. RB	5.00%	03/15/2034	10	11,092
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	3.00%	11/15/2034	575	548,121
Triborough Bridge & Tunnel Authority, Series 2023, Ref. RB	5.00%	11/15/2034	125	139,119
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2039	30	32,176
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2040	10	10,646
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2042	50	52,722
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2043	60	62,977
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	11/15/2043	10	10,567
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

343

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2044	$80	$83,518
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	11/15/2044	50	52,408
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2045	50	51,946
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2046	105	108,419
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	11/15/2051	145	149,300
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	100	100,296
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2059	105	106,815
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	700	709,013
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2034	30	33,792
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2037	50	54,904
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2038	75	81,392
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2039	55	59,079
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2040	35	37,274
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2041	15	15,957
Triborough Bridge & Tunnel Authority, Series 2024, RB	5.00%	05/15/2044	65	68,096
Triborough Bridge & Tunnel Authority, Series 2024, Ref. RB	5.00%	11/15/2036	70	77,645
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2049	40	40,905
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2054	60	60,776
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2037	110	120,805
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2038	120	130,580
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	390	400,100
Utility Debt Securitization Authority, Series 2025 TE-2, Ref. RB	5.00%	06/15/2034	50	55,488
Utility Debt Securitization Authority, Series 2025 TE-2, Ref. RB	5.00%	12/15/2034	20	22,354
				27,718,099
North Carolina-1.07%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2034	30	33,894
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2038	25	27,366
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2039	40	43,399
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2040	45	48,349
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2044	75	79,390
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2054	225	231,503
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2034	205	231,013
North Carolina (State of), Series 2020 B, RB	3.00%	05/01/2034	15	14,236
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2034	25	28,073
North Carolina (State of), Series 2025 C, Ref. GO Bonds	5.00%	06/01/2034	170	192,222
North Carolina (State of), Series 2025, Ref. RB	5.00%	03/01/2034	15	16,712
North Carolina (State of) Medical Care Commission, Series 2024, RB	5.25%	12/01/2054	50	50,298
North Carolina (State of) Turnpike Authority (Monroe Expressway System), Series 2024, Ref. RB	5.00%	01/01/2041	20	21,169
North Carolina (State of) Turnpike Authority (Triangle Expressway System), Series 2024, RB, (INS - AGI)(a)	5.00%	01/01/2054	20	20,113
North Carolina (State of) Turnpike Authority (Triangle Expressway System), Series 2024, RB, (INS - AGI)(a)	5.00%	01/01/2058	400	401,157
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2034	15	16,733
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2034	25	28,233
				1,483,860
Ohio-2.06%
Allen (County of), OH, Series 2025, Ref. RB	5.00%	11/01/2034	140	154,608
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2037	65	70,083
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2038	60	64,188
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2034	80	88,846
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2034	5	5,623
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2036	15	16,609
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2037	15	16,469
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2038	10	10,891
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2039	55	59,357
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2040	40	42,836
Fayette (County of), OH (Adena Health System Obligated Group), Series 2025, RB, (INS - AGI)(a)	5.25%	12/01/2054	15	15,383
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

344

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Franklin (County of), OH Convention Facilities Authority, Series 2024, Ref. RB	5.00%	12/01/2042	$45	$47,098
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Convention Center), Series 2024, Ref. RB	5.00%	12/01/2053	75	74,489
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Convention Center), Series 2024, Ref. RB	5.00%	12/01/2063	100	98,638
Hamilton (County of), OH, Series 2024, RB	5.00%	12/01/2053	45	45,907
Kent State University, Series 2025 A, Ref. RB	5.00%	05/01/2037	5	5,405
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	3.00%	11/15/2034	25	23,279
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2034	25	27,658
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2034	10	11,215
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2034	20	22,442
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2036	20	22,074
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2037	15	16,422
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2039	40	43,151
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2040	95	101,677
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2041	65	69,097
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2042	15	15,893
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2043	10	10,577
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2044	10	10,555
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	09/15/2034	20	22,469
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2034	100	112,397
Ohio (State of), Series 2025 C, GO Bonds	5.00%	11/01/2038	90	97,810
Ohio (State of), Series 2025 C, GO Bonds	5.00%	11/01/2039	60	64,705
Ohio (State of), Series 2025 C, GO Bonds	5.00%	11/01/2041	15	15,996
Ohio (State of), Series 2025 C, GO Bonds	5.00%	11/01/2043	5	5,304
Ohio (State of), Series 2025 D, Ref. GO Bonds	5.00%	11/01/2034	100	112,397
Ohio (State of), Series 2025 D, Ref. GO Bonds	5.00%	11/01/2036	10	11,053
Ohio (State of), Series 2025, RB	5.00%	10/01/2045	10	10,392
Ohio (State of) (Infrastructure Improvement), Series 2023, Ref. GO Bonds	5.00%	09/01/2034	40	44,383
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2038	70	75,750
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2039	50	53,645
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2040	35	37,298
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2042	75	79,432
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2043	20	21,115
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2044	10	10,518
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2045	40	41,908
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	3.00%	12/01/2034	60	56,530
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	06/01/2034	20	22,468
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	12/01/2034	45	50,287
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 D, RB	5.00%	12/01/2042	20	21,246
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2025, RB	5.00%	12/01/2034	305	343,849
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 A, RB	5.00%	12/01/2041	5	5,313
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 A, RB	5.00%	12/01/2042	20	21,182
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 A, RB	5.00%	12/01/2044	20	21,037
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2037	10	10,966
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2038	50	54,297
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2039	35	37,641
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2040	20	21,356
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

345

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2041	$10	$10,659
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2044	5	5,273
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024, RB	5.00%	12/01/2043	10	10,558
Ohio State University (The), Series 2024, RB	5.25%	12/01/2054	25	25,524
Shaker Heights City School District, Series 2024, GO Bonds	5.25%	12/15/2054	20	20,477
Shaker Heights City School District, Series 2024, GO Bonds	5.25%	12/15/2059	45	46,031
Wyoming City School District, Series 2025, GO Bonds	5.00%	12/01/2061	50	50,429
				2,842,165
Oklahoma-0.88%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.25%	09/01/2034	65	71,508
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2037	105	114,501
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2038	60	65,034
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2039	25	26,794
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2041	20	21,090
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2042	10	10,499
Lawton Industrial Development Authority, Series 2026 A, RB	5.25%	07/01/2055	330	336,166
Oklahoma (City of), OK Water Utilities Trust, Series 2024, RB	5.00%	07/01/2049	80	82,418
Oklahoma (City of), OK Water Utilities Trust, Series 2024, RB	5.00%	07/01/2054	200	204,194
Oklahoma (City of), OK Water Utilities Trust, Series 2025, RB	5.00%	07/01/2055	30	30,606
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2038	55	58,985
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2041	60	62,845
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2042	55	57,387
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2043	10	10,394
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2049	45	45,814
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2054	10	10,068
				1,208,303
Oregon-0.49%
Deschutes County Administrative School District No.1 Bend-La Pine, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	06/15/2034	5	4,724
Oregon (State of), Series 2023, GO Bonds	5.00%	05/01/2034	80	88,376
Oregon (State of) (Article XI-Q State), Series 2025, Ref. GO Bonds	5.00%	05/01/2034	35	39,251
Oregon (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	11/15/2034	120	134,708
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2034	20	22,404
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2036	45	49,415
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2037	45	48,889
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2038	20	21,542
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2039	60	64,063
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2034	15	16,836
Oregon (State of) Tri-County Metropolitan Transportation District (Garvee), Series 2018 A, RB	3.25%	10/01/2034	40	38,371
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2034	10	11,066
Tualatin Valley Water District, Series 2024, RB	5.00%	06/01/2054	140	141,579
				681,224
Pennsylvania-3.50%
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB	5.00%	12/01/2045	15	15,648
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB	5.00%	12/01/2050	100	102,118
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB	5.00%	12/01/2055	50	50,505
Bethel Park School District, Series 2024, GO Bonds	5.00%	08/01/2050	90	91,316
Delaware Valley Regional Finance Authority, Series 2023 A, Ref. RB	4.00%	03/01/2034	50	50,898
Northampton (County of), PA General Purpose Authority (Lehigh University), Series 2024 A, Ref. RB	5.00%	11/15/2034	30	33,723
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

346

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB	5.00%	08/15/2034	$210	$229,762
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB	5.25%	08/15/2053	50	50,446
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	08/15/2041	50	52,558
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	08/15/2053	100	102,137
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	3.00%	05/15/2034	95	89,869
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	5.00%	08/15/2036	75	82,333
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	5.00%	08/15/2037	5	5,443
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	5.00%	08/15/2038	185	199,761
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	5.00%	08/15/2039	70	74,901
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	4.00%	08/15/2041	65	62,335
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	4.00%	08/15/2043	80	75,728
Pennsylvania (Commonwealth of), First Series 2024 C, GO Bonds	5.00%	08/15/2034	20	22,416
Pennsylvania (Commonwealth of), First Series 2024, GO Bonds	4.00%	08/15/2040	5	4,843
Pennsylvania (Commonwealth of), First Series 2026 C, GO Bonds	5.00%	04/01/2034	80	89,507
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2034	125	140,103
Pennsylvania (Commonwealth of) (Bid Group B), First Series 2023 B, GO Bonds	5.00%	09/01/2034	115	126,768
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	5.00%	08/01/2049	190	193,946
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2039	5	5,262
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2040	130	135,623
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2043	140	144,558
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2044	60	61,743
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	11/01/2048	110	113,495
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2051	80	78,916
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2034	35	38,912
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2036	30	32,947
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2036	90	98,437
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2037	20	21,787
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2038	30	32,391
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2038	15	16,124
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2039	30	32,002
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2040	40	42,431
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2041	65	68,690
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2044	30	31,320
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2026, Ref. RB	5.00%	06/01/2034	45	50,095
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.00%	12/01/2047	70	71,889
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.25%	12/01/2054	195	200,147
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2038	30	32,313
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2039	30	31,959
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2042	105	110,565
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2043	40	41,960
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, Ref. RB	5.00%	07/15/2034	15	16,707
Pennsylvania State University (The), Series 2024, RB	5.00%	09/01/2049	30	30,622
Pennsylvania State University (The), Series 2025 A, Ref. RB	5.00%	09/01/2034	5	5,583
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2036	30	33,111
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2037	45	49,312
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2038	15	16,283
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2039	80	85,880
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

347

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2040	$20	$21,333
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.25%	09/01/2049	30	31,382
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.25%	09/01/2054	55	56,938
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2034	50	55,516
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB	5.25%	08/01/2049	80	82,491
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB, (INS - AGI)(a)	5.25%	08/01/2054	150	154,744
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2045	50	51,721
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2046	185	190,745
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.25%	07/01/2049	45	46,968
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.50%	07/01/2053	195	205,634
Philadelphia School District (The), Series 2007 A, Ref. GO Bonds, (INS - NATL)(a)	5.00%	06/01/2034	80	88,424
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2023, Ref. RB	5.00%	06/01/2034	5	5,526
Temple University-of The Commonwealth System of Higher Education, First Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	04/01/2034	45	50,219
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2023, RB	5.00%	02/15/2034	45	50,309
Westmoreland (County of), PA Municipal Authority, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.00%	08/15/2038	35	37,693
Westmoreland (County of), PA Municipal Authority, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.00%	08/15/2039	15	16,008
Westmoreland (County of), PA Municipal Authority, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.00%	08/15/2040	10	10,604
				4,834,383
Rhode Island-0.32%
Rhode Island Commerce Corp. (Garvee), Series 2024, RB	5.00%	05/15/2036	55	59,701
Rhode Island Commerce Corp. (Garvee), Series 2024, RB	5.00%	05/15/2037	5	5,377
Rhode Island Commerce Corp. (Garvee), Series 2024, RB	5.00%	05/15/2038	75	80,010
Rhode Island Commerce Corp. (Garvee), Series 2024, RB	5.00%	05/15/2039	20	21,164
Rhode Island Health & Educational Building Corp., Series 2024 D, RB, (INS - AGI)(a)	5.50%	05/15/2049	25	26,225
Rhode Island Health & Educational Building Corp., Series 2024, RB	5.25%	05/15/2049	45	46,988
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group), Series 2024, RB	5.00%	05/15/2034	90	97,246
Rhode Island Health and Educational Building Corp., Series 2024, RB	5.00%	05/15/2049	100	101,061
				437,772
South Carolina-2.02%
Charleston County Airport District, Series 2024 B, RB	5.00%	07/01/2049	100	101,834
Dorchester (County of), SC, Series 2024, RB	5.00%	10/01/2054	50	50,641
Greenville-Spartanburg Airport District, Series 2024 A, RB	5.25%	07/01/2054	30	30,760
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2024, RB	5.00%	04/01/2034	50	54,866
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	5.25%	11/01/2054	160	162,681
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2034	225	244,934
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2035	100	107,774
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2037	30	31,876
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2038	160	169,125
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2039	40	41,872
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2040	90	95,302
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2041	75	79,129
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

348

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2043	$30	$31,457
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2045	50	53,398
South Carolina (State of) Jobs-Economic Development Authority (Wofford College), Series 2024, RB	5.00%	04/01/2034	25	27,043
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2036	25	26,762
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2048	30	31,595
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 A, RB	5.50%	12/01/2054	100	104,325
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2036	35	38,066
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2038	55	58,721
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2039	30	31,743
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2041	85	88,917
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.25%	12/01/2054	470	480,818
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2037	140	152,511
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2040	20	21,212
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2042	65	68,466
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2045	20	20,835
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2049	45	46,015
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2054	335	338,218
				2,790,896
South Dakota-0.17%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.00%	07/01/2043	60	62,382
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.25%	07/01/2054	165	168,989
				231,371
Tennessee-1.97%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services), Series 2024, Ref. RB	5.25%	12/01/2049	110	112,077
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System), Series 2024, Ref. RB	5.00%	12/01/2034	215	235,692
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System), Series 2024, Ref. RB	5.25%	12/01/2054	85	85,733
Cleveland (City of), TN Health & Educational Facilities Board (Hamilton Healthcare System, Inc.), Series 2024, RB	5.00%	08/15/2049	30	30,186
Cleveland (City of), TN Health & Educational Facilities Board (Hamilton Healthcare System, Inc.), Series 2024, RB	5.25%	08/15/2054	50	50,792
Hamilton (County of), TN, Series 2024 A, GO Bonds	5.00%	08/01/2041	85	90,783
Hamilton (County of), TN, Series 2024 A, GO Bonds	5.00%	08/01/2044	55	58,098
Johnson City (City of), TN Health & Educational Facilities Board, Series 2023 A, Ref. RB	5.00%	07/01/2034	55	59,025
Knoxville (City of), TN, Series 2024 A, RB	5.25%	06/01/2054	35	35,788
Memphis (City of), TN, Series 2024, Ref. RB	5.00%	12/01/2047	50	51,727
Memphis (City of), TN, Series 2024, Ref. RB	5.00%	12/01/2054	145	147,280
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, RB	5.25%	05/15/2049	50	52,262
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	5.00%	01/01/2040	150	159,840
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	5.00%	01/01/2041	80	84,470
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	5.00%	01/01/2042	45	47,375
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.00%	07/01/2034	20	22,404
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.00%	07/01/2036	40	44,068
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

349

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.00%	07/01/2037	$10	$10,906
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.00%	07/01/2039	45	48,255
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.00%	07/01/2040	15	15,960
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.00%	07/01/2041	15	15,866
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.00%	07/01/2050	100	102,344
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.25%	07/01/2055	100	103,575
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	07/01/2034	215	234,318
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2034	50	56,107
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2049	240	247,228
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2054	90	91,872
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2024 A, GO Bonds	5.00%	01/01/2034	5	5,593
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2024 B, GO Bonds	4.00%	01/01/2037	5	5,055
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	90	91,570
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2056	10	10,150
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 B, RB, (INS - AGI)(a)	5.25%	07/01/2053	20	20,312
Shelby (County of), TN, Series 2025 A, GO Bonds	5.00%	04/01/2039	10	10,748
Shelby (County of), TN, Series 2025 A, GO Bonds	5.00%	04/01/2040	75	79,918
Shelby (County of), TN, Series 2025 A, GO Bonds	5.00%	04/01/2041	10	10,575
Shelby (County of), TN, Series 2025 A, GO Bonds	5.00%	04/01/2043	20	21,011
Shelby (County of), TN, Series 2025 A, GO Bonds	5.00%	04/01/2044	50	52,318
Shelby (County of), TN, Series 2025 A, GO Bonds	5.00%	04/01/2045	15	15,653
Shelby (County of), TN Health, Educational & Housing Facilities Board (Baptist Memorial Health Care), Series 2024 A, Ref. RB	5.25%	09/01/2034	25	26,994
Shelby (County of), TN Health, Educational & Housing Facilities Board (Baptist Memorial Health Care), Series 2024 A, Ref. RB	5.25%	09/01/2039	35	36,248
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2034	30	33,388
				2,713,564
Texas-11.03%
Alamo Community College District, Series 2025, Ref. GO Bonds	5.00%	08/15/2037	15	16,253
Aldine Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	50	54,520
Aldine Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	70	75,733
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	30	32,970
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2034	35	38,495
Austin (City of), TX, Series 2024, RB	5.00%	11/15/2050	30	30,720
Austin (City of), TX, Series 2024, RB	5.00%	11/15/2054	75	76,435
Austin (City of), TX, Series 2024, Ref. GO Bonds	5.00%	09/01/2034	5	5,564
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2034	20	22,283
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2037	45	48,788
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2038	25	26,857
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2039	35	37,211
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2040	15	15,836
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2042	60	62,894
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2049	30	30,741
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2053	50	50,903
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2034	50	55,641
Austin Community College District, Series 2025, Ref. GO Bonds	5.25%	08/01/2050	35	36,379
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2034	15	16,754
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

350

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2036	$60	$66,038
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2037	40	43,629
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2038	65	70,281
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2039	110	117,866
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	150	153,514
Board of Regents of the University of North Texas System, Series 2025 A, Ref. RB	5.00%	04/15/2034	130	144,823
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2034	95	106,125
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2036	25	27,481
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2037	90	98,035
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2039	35	37,500
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2043	30	31,563
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2038	35	37,843
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2039	40	42,857
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2040	65	69,107
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2041	95	100,515
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2042	75	79,151
Board of Regents of the University of Texas System, Series 2026 A, Ref. RB	5.00%	08/15/2034	25	27,928
Canutillo Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2054	75	77,336
Cedar Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	60	62,408
Clear Creek Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	65	71,525
Clear Creek Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	70	76,376
Clear Creek Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	20	21,692
Clear Creek Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	85	94,735
Clifton Higher Education Finance Corp., Series 2025, Ref. RB, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	15	16,261
Clifton Higher Education Finance Corp., Series 2025, Ref. RB, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	15	16,104
Clifton Higher Education Finance Corp., Series 2025, Ref. RB, (CEP - Texas Permanent School Fund)	4.38%	02/15/2042	5	4,862
College Station Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2050	10	10,192
Comal Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2034	50	54,902
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	55	60,687
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	45	49,301
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2034	50	47,274
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	30	32,950
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	20	21,781
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	195	210,706
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	25	26,820
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	40	42,597
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	30	31,679
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	20	21,066
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	35	36,745
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	120	123,223
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	40	44,201
Corpus Christi (City of), TX, Series 2024, Ref. RB	5.00%	07/15/2036	15	16,120
Corpus Christi (City of), TX, Series 2024, Ref. RB	5.00%	07/15/2049	70	71,031
Crowley Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	85	86,854
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2034	25	23,342
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

351

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Cypress-Fairbanks Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	$105	$110,235
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	30	33,394
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2034	25	27,909
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2036	15	16,470
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2037	35	38,076
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2038	25	26,950
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2040	120	127,090
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2042	20	21,001
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2044	50	51,942
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.25%	11/01/2048	80	83,402
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2034	60	65,639
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2034	10	11,068
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2034	15	14,201
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	55	58,389
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	70	73,825
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	15	15,780
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	15	15,758
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	35	39,009
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	50	55,727
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2034	75	83,293
East Montgomery County Improvement District, Series 2024, RB, (INS - AGI)(a)	5.25%	08/15/2049	70	72,590
Ector (County of), TX, Series 2024, Ctfs. of Obligations	5.00%	02/15/2050	80	81,800
Ector (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2041	60	62,980
Ector (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2043	15	15,645
Ector (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2044	60	62,350
El Paso (City of), TX, Series 2025, Ref. RB	5.00%	03/01/2044	10	10,418
El Paso (City of), TX, Series 2025, Ref. RB	5.00%	03/01/2045	10	10,369
El Paso (County of), TX Hospital District, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/15/2039	20	20,859
El Paso (County of), TX Hospital District, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/15/2040	105	108,741
El Paso (County of), TX Hospital District, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/15/2041	20	20,654
El Paso (County of), TX Hospital District, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/15/2042	50	51,469
El Paso (County of), TX Hospital District, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/15/2043	10	10,249
Elgin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2054	100	101,260
Fort Worth Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	10	10,262
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	20	21,966
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	11/15/2037	35	37,588
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	11/15/2038	40	42,593
Harris (County of), TX, Series 2023 A, Ref. RB	5.00%	08/15/2034	25	27,485
Harris (County of), TX, Series 2024 A, GO Bonds	5.00%	09/15/2054	90	91,049
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2034	35	38,916
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2036	65	71,112
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2037	65	70,522
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2038	40	43,017
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2039	20	21,276
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2040	45	47,443
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2041	55	51,289
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2044	60	62,314
Harris (County of), TX, Series 2024 A, Ref. GO Bonds	5.00%	09/15/2034	40	44,755
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

352

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX, Series 2024 A, Ref. GO Bonds	5.00%	09/15/2049	$25	$25,547
Harris (County of), TX, Series 2024, Ctfs. Of Obligations	5.00%	09/15/2044	15	15,629
Harris (County of), TX, Series 2024, Ctfs. Of Obligations	5.00%	09/15/2054	130	131,515
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2049	150	155,348
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2054	45	46,259
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2034	100	110,273
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2036	65	70,146
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2037	35	37,484
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2038	20	21,249
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2039	95	100,167
Highland Park Independent School District, Series 2016, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2034	30	28,467
Houston (City of), TX, Series 2023 A, GO Bonds	5.00%	03/01/2034	10	10,919
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2037	65	70,152
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2038	135	144,559
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2039	20	21,243
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2040	20	21,083
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2041	45	47,180
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2042	30	31,347
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2043	100	104,177
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2044	10	10,386
Houston (City of), TX, Series 2024 A, GO Bonds	5.25%	03/01/2049	275	284,617
Houston (City of), TX, Series 2024 A, Ref. RB	5.00%	11/15/2035	65	71,152
Houston (City of), TX, Series 2024 A, Ref. RB	5.25%	11/15/2049	80	83,000
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2036	40	43,430
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2037	25	26,959
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2038	60	64,179
Houston (City of), TX, Series 2024, Ref. RB	5.25%	11/15/2054	85	87,681
Houston Higher Education Finance Corp. (Rice University), Series 2024, RB	5.00%	05/15/2034	310	344,807
Huffman Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2049	20	20,799
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2034	20	22,342
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	15	16,456
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	15	16,275
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	55	59,310
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	50	53,536
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	15	14,353
Hutto Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	35	36,101
Jarrell Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	70	71,481
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	105	108,020
Judson Independent School District, Series 2024, Ref. GO Bonds	5.00%	02/01/2036	10	10,845
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	70	71,481
Leander Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2034	40	37,438
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2034	25	27,633
Lewisville Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	35	37,500
Lewisville Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	50	53,159
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

353

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lewisville Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	$15	$15,809
Liberty Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2054	35	35,418
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2039	20	21,233
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2040	15	15,808
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2041	45	47,185
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2039	30	31,951
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2040	5	5,286
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2041	60	63,115
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2042	125	131,082
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2043	10	10,459
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2044	150	156,080
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2054	170	171,848
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2034	15	16,555
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2039	25	26,541
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2040	70	73,773
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2041	15	15,728
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2043	20	20,825
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2044	75	77,643
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2045	5	5,150
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2050	55	55,682
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	05/15/2055	180	181,810
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2026, Ref. RB	5.00%	05/15/2034	5	5,518
McGregor Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	160	161,920
Midland County Hospital District, Series 2024 A, RB, (INS - BAM)(a)	5.25%	05/15/2054	25	25,599
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	50	55,036
Montgomery Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	55	56,164
North Texas Municipal Water District, Series 2025, RB	5.00%	06/01/2055	90	91,138
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2034	20	22,182
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2034	45	50,059
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2041	75	78,906
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2042	35	37,281
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2044	20	21,208
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2045	55	57,006
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2037	5	5,382
Northside Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	65	66,202
Pampa Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2049	75	76,505
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2034	25	27,968
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2036	85	93,419
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2037	80	87,142
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2038	45	48,657
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2039	140	150,030
Permanent University Fund - University of Texas System, Series 2024 B, Ref. RB	5.00%	07/01/2034	5	5,583
Permanent University Fund - University of Texas System, Series 2024 B, Ref. RB	5.00%	07/01/2037	70	76,249
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2034	30	33,496
Princeton Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	100	101,309
Prosper Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	5	5,214
Rockwall Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	140	141,658
Salado Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	15	15,455
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	3.00%	08/01/2034	5	4,674
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2037	20	21,747
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2038	60	64,704
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2039	60	64,244
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2040	50	53,212
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2042	20	21,081
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2043	40	42,783
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

354

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2044	$35	$37,390
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2049	75	78,318
San Antonio (City of), TX, Series 2024 B, RB	5.00%	05/15/2043	25	26,316
San Antonio (City of), TX, Series 2024 B, RB	5.00%	05/15/2044	20	20,981
San Antonio (City of), TX, Series 2024 B, RB	5.00%	05/15/2046	75	78,366
San Antonio (City of), TX, Series 2024 B, RB	5.00%	05/15/2047	50	52,112
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2037	10	10,873
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2040	35	37,248
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2042	30	31,621
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2043	45	47,288
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2044	30	31,487
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.25%	02/01/2049	205	214,070
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2054	55	55,882
San Antonio (City of), TX, Series 2024 C, RB	5.00%	02/01/2054	55	55,882
San Antonio (City of), TX, Series 2025 B, Ref. RB	5.00%	02/01/2034	35	38,879
San Antonio (City of), TX, Series 2025, Ref. GO Bonds	5.00%	02/01/2034	10	11,115
San Antonio (City of), TX, Series 2026 A, Ref. RB	5.00%	02/01/2034	15	16,662
San Antonio Education Facilities Corp. (Trinity University), Series 2024, Ref. RB	5.00%	06/01/2034	50	55,229
Sulphur Springs Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	20	20,246
Sunnyvale Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	100	101,703
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2034	30	33,339
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2036	40	43,718
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2026, Ref. RB	5.00%	11/15/2034	20	22,058
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2034	15	16,786
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2039	130	139,567
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2044	10	10,481
Texas (State of), Series 2025 B, Ref. GO Bonds	5.00%	08/01/2039	25	26,805
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2034	55	61,469
Texas (State of) Transportation Commission, Series 2024 C, Ref. RB	5.00%	08/15/2039	100	105,544
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2034	15	16,617
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2036	25	27,010
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2037	5	5,364
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2038	105	111,883
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2034	35	38,379
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2037	30	32,122
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2040	50	52,404
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2041	30	31,298
Texas (State of) Water Development Board, Series 2019, RB	3.00%	10/15/2034	15	13,938
Texas (State of) Water Development Board, Series 2020, RB	3.00%	10/15/2034	10	9,292
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2034	15	16,613
Texas (State of) Water Development Board, Series 2025, RB	5.00%	10/15/2034	25	28,019
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2038	40	43,153
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2039	25	26,727
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2040	30	31,792
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2044	175	182,982
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2049	130	133,517
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2053	110	112,184
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	04/15/2034	15	16,775
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2034	40	44,722
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2036	75	82,412
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2037	50	54,496
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2038	45	48,657
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2039	95	101,825
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2040	35	37,220
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2041	10	10,577
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

355

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2042	$30	$31,639
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2034	40	43,970
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2038	70	75,120
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2039	10	10,647
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2040	25	26,416
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2041	70	73,444
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2042	20	20,920
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2044	25	25,964
Texas State University Board of Regents, Series 2024, Ref. RB	5.25%	03/15/2054	10	10,250
Texas State University Board of Regents, Series 2026 A, Ref. RB	5.00%	03/15/2034	5	5,536
Texas State University System, Series 2024, Ref. RB	5.00%	03/15/2043	10	10,422
Tuloso-Midway Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2050	105	109,239
Via Metropolitan Transit Advanced Transportation District, Series 2024, RB	5.00%	08/01/2049	110	112,266
Waco (City of), TX, Series 2024 A, Ctfs. of Obligations	5.00%	02/01/2049	25	25,563
Weatherford College of the Parker County Junior College District, Series 2025, RB	5.25%	08/01/2050	180	184,378
Weatherford College of the Parker County Junior College District, Series 2025, RB	5.00%	08/01/2055	30	29,962
				15,222,677
Utah-0.52%
Iron (County of), UT, Series 2024, RB	5.00%	10/01/2064	100	100,053
Timpanogos Special Service District, Series 2024, Ref. RB	5.00%	06/01/2054	115	116,287
Utah (State of), Series 2020, GO Bonds	3.00%	07/01/2034	100	95,773
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2034	10	11,221
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2037	35	38,372
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2038	50	54,379
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2039	70	75,506
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2039	25	26,966
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2040	80	85,607
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2041	35	37,209
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2042	45	47,677
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2034	20	22,489
				711,539
Virginia-0.96%
Chesterfield (County of), VA Economic Development Authority (County Mobility), Series 2024, RB	5.00%	04/01/2048	50	51,405
Fairfax (County of), VA, Series 2024 A, RB	5.00%	07/15/2049	20	20,695
Fairfax (County of), VA, Series 2025 A, GO Bonds	4.00%	10/01/2034	10	10,418
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2035	5	5,559
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2036	85	93,819
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2037	205	224,445
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2024, RB	5.00%	05/15/2051	70	71,067
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2040	20	21,361
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2042	80	84,830
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2044	10	10,516
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2046	10	10,431
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2054	20	20,370
Loudoun (County of), VA Economic Development Authority, Series 2020, Ref. RB	3.00%	12/01/2034	10	9,422
Norfolk (City of), VA, Series 2025 A, Ref. GO Bonds	5.00%	09/01/2034	15	16,951
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.00%	02/01/2034	110	121,169
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, Ref. RB	5.00%	02/01/2034	45	49,569
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2034	20	22,357
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2036	25	27,473
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2037	70	76,280
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

356

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2038	$75	$81,042
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2039	50	53,610
Virginia (Commonwealth of) Public Building Authority, Series 2024 A, RB	5.00%	08/01/2039	65	70,014
Virginia (Commonwealth of) Public Building Authority, Series 2024 A, RB	5.00%	08/01/2040	20	21,417
Virginia (Commonwealth of) Public Building Authority, Series 2024 A, RB	5.00%	08/01/2044	20	21,036
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2034	30	33,563
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2038	50	54,029
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2039	25	26,762
Virginia Resources Authority, Series 2024 S, Ref. RB	5.00%	11/01/2054	15	15,406
				1,325,016
Washington-3.54%
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2038	55	59,392
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2039	60	64,257
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2040	90	95,574
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2034	50	55,243
Energy Northwest (No. 1), Series 2023 A, Ref. RB	5.00%	07/01/2034	185	204,399
Energy Northwest (No. 1), Series 2025 A, Ref. RB	5.00%	07/01/2034	70	78,362
Energy Northwest (No. 3), Series 2024 A, Ref. RB	5.00%	07/01/2037	40	43,542
Grant (County of), WA Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series 2024, Ref. RB	5.00%	01/01/2038	25	27,060
Grant (County of), WA Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series 2024, Ref. RB	5.00%	01/01/2039	5	5,368
Grant (County of), WA Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series 2024, Ref. RB	5.00%	01/01/2040	10	10,634
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2039	105	112,656
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2040	70	74,596
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2041	5	5,316
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2042	45	47,628
King & Snohomish Counties School District No. 417 Northshore, Series 2025, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2034	50	56,253
King (County of), WA, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2037	20	21,928
King (County of), WA, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2038	20	21,752
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2036	60	66,361
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2037	10	10,956
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2038	65	70,494
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2039	60	64,379
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2049	10	10,284
King (County of), WA, Series 2024 B, Ref. GO Bonds	5.00%	07/01/2037	50	54,535
King (County of), WA, Series 2024 B, Ref. RB	5.00%	07/01/2036	5	5,510
King (County of), WA, Series 2025 B, Ref. GO Bonds	5.00%	12/01/2034	15	16,911
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2048	150	154,171
Pierce County School District No. 403 Bethel, Series 2024, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2041	40	42,446
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2034	10	11,039
Seattle (City of), WA, Series 2024, Ref. RB	5.00%	10/01/2054	100	101,817
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	02/01/2034	15	16,789
Snohomish (County of), WA Public Utility District No. 1, Series 2025 A, Ref. RB	5.00%	12/01/2034	20	22,486
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2036	45	49,267
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

357

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2037	$20	$21,690
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2039	50	53,232
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2040	65	68,735
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2041	25	26,359
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2042	10	10,510
Tacoma (City of), WA (Green Bonds), Series 2024 A, Ref. RB	5.00%	01/01/2049	35	35,699
Tacoma (City of), WA (Green Bonds), Series 2024 A, Ref. RB	5.00%	01/01/2054	10	10,105
Tacoma (City of), WA (Green Bonds), Series 2024, Ref. RB	5.00%	12/01/2041	40	42,426
University of Washington, Series 2024 A, RB	5.00%	04/01/2034	85	94,980
University of Washington, Series 2024 A, RB	5.00%	04/01/2037	20	21,798
University of Washington, Series 2024 B, Ref. RB	5.00%	07/01/2040	50	53,019
University of Washington, Series 2024 B, Ref. RB	5.00%	07/01/2041	30	31,599
University of Washington, Series 2025 A, Ref. RB	5.00%	04/01/2034	15	16,761
Washington (State of), Series 2023 B, GO Bonds	5.00%	02/01/2034	60	66,028
Washington (State of), Series 2023 R-2024A, Ref. GO Bonds	5.00%	02/01/2036	40	43,985
Washington (State of), Series 2023 R-2024A, Ref. GO Bonds	5.00%	02/01/2037	25	27,243
Washington (State of), Series 2023 R-2024A, Ref. GO Bonds	5.00%	02/01/2039	40	42,888
Washington (State of), Series 2023, A GO Bonds	5.00%	08/01/2034	15	16,557
Washington (State of), Series 2023, GO Bonds	5.00%	08/01/2034	10	11,038
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2034	25	28,034
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2037	15	16,361
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2044	45	47,056
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2047	30	30,954
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2034	75	83,890
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2036	25	27,491
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2037	160	174,355
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2038	30	32,417
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2040	75	79,773
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2041	60	63,275
Washington (State of), Series 2024 D, GO Bonds	5.00%	06/01/2047	45	46,413
Washington (State of), Series 2024 R, Ref. GO Bonds	5.00%	08/01/2034	70	78,496
Washington (State of), Series 2024 R-2024C, Ref. GO Bonds	5.00%	08/01/2038	185	200,030
Washington (State of), Series 2024 R-2025A, Ref. GO Bonds	5.00%	07/01/2036	5	5,506
Washington (State of), Series 2024 R-2025A, Ref. GO Bonds	5.00%	07/01/2038	45	48,657
Washington (State of), Series 2024, GO Bonds	5.00%	07/01/2034	15	16,814
Washington (State of), Series 2024, GO Bonds	5.00%	07/01/2037	40	43,628
Washington (State of), Series 2024, GO Bonds	5.00%	08/01/2037	150	163,501
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2038	110	118,936
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2039	70	75,005
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2041	85	89,871
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2042	15	15,818
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2046	20	20,753
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2048	25	25,653
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2034	100	111,854
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2036	60	66,081
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2034	25	27,581
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2038	25	27,014
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2036	70	77,095
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2039	105	112,508
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2040	60	63,794
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2039	65	69,693
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2042	65	68,329
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2043	95	99,545
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

358

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2044	$25	$26,083
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2045	10	10,404
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2047	210	216,570
				4,885,295
West Virginia-0.02%
West Virginia (State of) Economic Development Authority, Series 2012 A, Ref. RB	4.00%	04/01/2034	30	29,471
Wisconsin-1.03%
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2024 A, RB	5.00%	04/01/2049	25	25,104
Washington (State of), Series 2024 B, GO Bonds	5.00%	05/01/2037	15	16,380
Washington (State of), Series 2025-3, GO Bonds	5.00%	05/01/2034	10	11,207
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2034	85	93,739
Wisconsin (State of), Series 2024 B, GO Bonds	5.00%	05/01/2038	120	129,838
Wisconsin (State of), Series 2024 C, GO Bonds	5.00%	05/01/2043	10	10,503
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2038	75	81,149
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2034	340	381,050
Wisconsin (State of), Series 2025 A, GO Bonds	5.00%	05/01/2036	25	27,522
Wisconsin (State of), Series 2025 B, GO Bonds	5.00%	05/01/2036	15	16,599
Wisconsin (State of), Series 2025-1, Ref. GO Bonds	5.00%	05/01/2034	185	207,336
Wisconsin (State of) Department of Transportation, Series 2023, Ref. RB	5.00%	07/01/2034	135	149,986
Wisconsin (State of) Environmental Improvement Fund (Green Bonds), Series 2025 A, RB	5.00%	06/01/2034	110	123,346
Wisconsin (State of) Public Finance Authority, Series 2024, RB(c)	5.50%	07/01/2044	150	153,077
				1,426,836
TOTAL INVESTMENTS IN SECURITIES(d)-98.65% (Cost $138,890,171)				136,205,691
OTHER ASSETS LESS LIABILITIES-1.35%				1,863,950
NET ASSETS-100.00%				$138,069,641

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security subject to the alternative minimum tax.
(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

359

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)
August 31, 2026
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.46%
Alabama-1.17%
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 A, RB	5.00%	09/01/2040	$5	$5,343
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 A, RB	5.00%	09/01/2044	30	31,532
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 A, RB	5.00%	03/01/2045	20	20,958
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2035	25	27,933
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2036	5	5,535
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2035	45	50,582
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2037	30	33,034
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2039	15	16,206
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2040	15	16,069
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2042	65	69,030
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2044	15	15,791
Alabama State University, Series 2025, RB, (INS - AGI)(a)	5.75%	09/01/2050	10	10,734
Albertville (City of), AL, Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	04/01/2051	5	5,084
Auburn University, Series 2025 A, RB	5.00%	06/01/2055	10	10,093
Auburn University, Series 2025 B, Ref. RB	5.00%	06/01/2035	5	5,605
Auburn University, Series 2025 B, Ref. RB	5.00%	06/01/2037	10	10,991
Birmingham (City of), AL Special Care Facilities Financing Authority (Children’s Hospital), Series 2025 A, Ref. RB	5.25%	06/01/2050	70	71,680
Birmingham (City of), AL Special Care Facilities Financing Authority (Children’s Hospital), Series 2025 A, Ref. RB	5.25%	06/01/2055	80	81,297
Gadsden (City of ), AL, Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	10/01/2050	10	10,168
Huntsville (City of), AL Health Care Authority (The), Series 2025 B, RB	5.00%	06/01/2035	95	103,273
Mobile (City of), AL, Series 2025 A, GO Bonds	5.00%	02/15/2039	15	16,216
Mobile (City of), AL, Series 2025 A, GO Bonds	5.00%	02/15/2042	5	5,276
Mobile (City of), AL, Series 2025 A, GO Bonds	5.00%	02/15/2043	15	15,777
Mobile (City of), AL, Series 2025 A, GO Bonds	5.00%	02/15/2044	60	62,918
Mobile (City of), AL, Series 2025 A, GO Bonds	5.00%	02/15/2045	45	46,984
				748,109
Arizona-1.68%
Arizona (State of) Department of Transportation, Series 2026, Ref. RB	5.00%	07/01/2035	65	73,197
Glendale (City of), AZ, Series 2024, Ref. RB	5.00%	07/01/2035	15	16,739
Maricopa County Pollution Control Corp. (Southern California Edison), Series 2000, Ref. RB	2.40%	06/01/2035	20	17,310
Mesa (City of), AZ, Series 2025, RB, (INS - AGI)(a)	5.00%	07/01/2038	5	5,423
Mesa (City of), AZ, Series 2025, RB, (INS - AGI)(a)	5.00%	07/01/2039	15	16,109
Mesa (City of), AZ, Series 2025, RB, (INS - AGI)(a)	5.00%	07/01/2041	10	10,601
Phoenix (City of), AZ, Series 2024 A, GO Bonds	5.00%	07/01/2035	15	16,666
Phoenix Civic Improvement Corp., Series 2025 C, Ref. RB	5.00%	07/01/2037	10	11,133
Phoenix Civic Improvement Corp., Series 2025 C, Ref. RB	5.00%	07/01/2038	5	5,501
Phoenix Civic Improvement Corp., Series 2025, RB	5.00%	07/01/2035	55	62,071
Phoenix Civic Improvement Corp., Series 2025, RB	5.00%	07/01/2037	55	61,011
Phoenix Civic Improvement Corp., Series 2025, Ref. RB	5.00%	07/01/2040	35	37,722
Pinal (county of), AZ, Series 2025, RB, (INS - BAM)(a)	5.25%	08/01/2050	50	52,395
Pinal (county of), AZ, Series 2025, RB, (INS - BAM)(a)	5.25%	08/01/2055	15	15,597
Queen Creek (Town of ), AZ, Series 2026, COP	5.50%	10/01/2065	100	104,342
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2042	55	58,296
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2044	50	52,563
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2054	150	151,549
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.25%	01/01/2054	70	72,298
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2035	160	180,185
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2037	35	38,654
Western Maricopa Education Center District No 402, Series 2026 A, GO Bonds, (INS - AGI)(a)	5.00%	07/01/2041	15	15,833
				1,075,195
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

360

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-16.74%
Alameda County Fire Department, Series 2025, GO Bonds	5.00%	06/01/2050	$15	$15,704
Antelope Valley Union High School District, Series 2025 A, GO Bonds	5.00%	08/01/2054	5	5,154
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2040	20	21,822
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2041	5	5,417
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2042	10	10,798
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2044	85	91,139
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2045	10	10,690
Bay Area Toll Authority, Series 2025 F-2, RB	5.00%	04/01/2035	10	11,480
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2040	10	10,911
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2041	20	21,669
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2045	10	10,690
Benicia Unified School District (Election of 2004), Series 2026 B, GO Bonds	5.00%	08/01/2055	5	5,145
California (State of), Series 2015 C, Ref. GO Bonds	3.50%	08/01/2035	30	29,616
California (State of), Series 2019, Ref. GO Bonds	3.13%	04/01/2035	150	145,980
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2035	35	39,091
California (State of), Series 2025, GO Bonds	5.00%	11/01/2035	15	16,768
California (State of), Series 2025, GO Bonds	5.00%	08/01/2037	5	5,562
California (State of), Series 2025, GO Bonds	5.00%	08/01/2041	10	10,752
California (State of), Series 2025, GO Bonds	5.00%	03/01/2042	20	21,375
California (State of), Series 2025, GO Bonds	5.00%	08/01/2042	25	26,787
California (State of), Series 2025, GO Bonds	5.00%	08/01/2043	60	63,932
California (State of), Series 2025, GO Bonds	5.00%	03/01/2044	80	84,786
California (State of), Series 2025, GO Bonds	5.00%	08/01/2044	10	10,622
California (State of), Series 2025, GO Bonds	5.00%	08/01/2045	5	5,295
California (State of), Series 2025, GO Bonds	5.00%	03/01/2049	60	62,589
California (State of), Series 2025, GO Bonds	5.00%	08/01/2050	100	104,167
California (State of), Series 2025, GO Bonds	5.00%	03/01/2055	235	243,087
California (State of), Series 2025, GO Bonds	5.25%	08/01/2055	100	105,695
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2035	10	11,284
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2037	20	22,242
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2038	125	137,129
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2045	50	52,833
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2045	100	105,892
California (State of) Department of Water Resources (Central Valley), Series 2026 A, RB	5.00%	12/01/2040	30	33,017
California (State of) Educational Facilities Authority (Southern California University), Series 2025 A, RB	5.00%	10/01/2055	200	208,015
California (State of) Educational Facilities Authority (Southern California University), Series 2025, RB	5.00%	10/01/2035	55	63,458
California (State of) Educational Facilities Authority (university of Pacific), Series 2025, RB	5.00%	11/01/2055	55	56,087
California (State of) Enterprise Development Authority (Campbell Hall (Episcopal)), Series 2025, RB	5.00%	08/01/2040	5	5,369
California (State of) Health Facilities Financing Authority (El Camino Health), Series 2025 A, Ref. RB	5.25%	02/01/2048	15	15,948
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2025 A, Ref. RB	5.25%	08/15/2054	20	21,056
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2025 B, Ref. RB	5.00%	08/15/2035	30	34,341
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2025, RB	5.00%	12/01/2035	195	214,764
California (State of) Health Facilities Financing Authority(City of Hope Obligated Group), Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	11/15/2038	25	27,349
California (State of) Infrastructure & Economic Development Bank, Series 2025, RB	5.00%	10/01/2039	40	44,369
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.00%	05/15/2045	15	15,866
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.25%	05/15/2059	95	99,165
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	5.00%	10/01/2035	30	34,588
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	5.00%	10/01/2037	5	5,662
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	5.00%	10/01/2042	5	5,446
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	4.00%	10/01/2044	50	49,170
California (State of) Public Works Board, Series 2015 H, RB	3.50%	12/01/2035	35	33,534
California (State of) Public Works Board, Series 2024, Ref. RB	5.00%	09/01/2035	20	22,300
California (State of) Public Works Board, Series 2025 A, RB	5.25%	04/01/2038	5	5,557
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

361

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board, Series 2025 A, RB	5.25%	04/01/2039	$10	$11,043
California (State of) Public Works Board, Series 2025 A, RB	5.00%	04/01/2040	15	16,183
California (State of) Public Works Board, Series 2025 A, RB	5.00%	04/01/2041	5	5,364
California (State of) Public Works Board, Series 2025 A, RB	5.00%	04/01/2043	40	42,599
California (State of) Public Works Board, Series 2025 A, RB	5.00%	04/01/2044	20	21,206
California (State of) Public Works Board, Series 2025 A, RB	5.00%	04/01/2050	60	62,163
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2035	15	16,916
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2037	5	5,538
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2039	100	108,323
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2040	5	5,393
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2041	25	26,924
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2044	90	95,727
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2045	135	143,134
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2046	25	26,359
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2047	10	10,515
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2050	25	25,950
California (State of) Public Works Board, Series 2026 A, RB	5.00%	09/01/2040	15	16,175
California (State of) Public Works Board, Series 2026 A, RB	5.00%	09/01/2044	10	10,627
California (State of) Public Works Board, Series 2026 A, RB	5.00%	09/01/2048	10	10,451
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2035	20	22,928
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2039	10	11,019
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2040	15	16,395
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2042	20	21,686
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2043	170	183,416
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2044	55	59,020
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2045	25	26,742
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2046	25	26,554
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2050	10	10,667
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2055	100	104,347
East Bay Municipal Utility District (Green Bonds), Series 2025 B, Ref. RB	5.00%	06/01/2035	5	5,794
East Bay Municipal Utility District (Green Bonds), Series 2025 B, Ref. RB	5.00%	06/01/2037	10	11,335
Encinitas Union School District, Series 2025 A, GO Bonds	5.00%	08/01/2054	5	5,168
Fontana Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	11/01/2055	5	5,141
Foothill-De Anza Community College District, Series 2025 D, GO Bonds	5.00%	08/01/2044	10	10,777
Grossmont Healthcare District, Series 2025 F, Ref. GO Bonds	5.00%	07/15/2038	10	11,130
Grossmont Healthcare District, Series 2025 F, Ref. GO Bonds	5.00%	07/15/2039	5	5,494
Grossmont Healthcare District, Series 2025 F, Ref. GO Bonds	5.00%	07/15/2040	10	10,871
Imperial Irrigation District, Series 2026, Ref. RB	5.00%	11/01/2035	50	57,579
Irvine (City of), CA Community Facilities District No. 2013-3, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2050	50	52,404
Irvine (City of), CA Community Facilities District No. 2013-3, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2055	50	52,255
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.00%	11/15/2035	70	75,215
Long Beach Community College District, Series 2025 E, GO Bonds	5.00%	08/01/2052	15	15,637
Los Angeles (City of), CA, Series 2025 A, RB	5.25%	06/01/2050	20	21,359
Los Angeles (City of), CA, Series 2025 A, RB	5.00%	06/01/2055	50	51,868
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2035	5	5,756
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2037	10	11,284
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2038	10	11,160
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2044	10	10,726
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2045	15	16,062
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2035	5	5,748
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2040	10	10,949
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2041	35	37,940
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2042	5	5,390
Los Angeles (City of), CA, Series 2025 E, RB	5.25%	05/15/2055	75	78,251
Los Angeles (City of), CA, Series 2025, Ref. RB	5.00%	06/01/2043	35	37,603
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2042	10	10,723
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2044	20	21,249
Los Angeles (City of), CA Department of Airports, Series 2025, Ref. RB	5.00%	05/15/2039	25	27,398
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

362

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2038	$15	$16,596
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2040	15	16,296
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2048	35	36,457
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2048	60	63,705
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2051	55	57,702
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2035	15	16,380
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB	5.00%	07/01/2050	50	50,681
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2040	10	10,544
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2041	5	5,243
Los Angeles (City of), CA Department of Water & Power, Series 2025 B, Ref. RB	5.00%	07/01/2035	10	11,020
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2035	10	11,020
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2038	25	26,840
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2039	5	5,331
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2040	20	21,067
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2041	50	52,589
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2042	100	104,445
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2045	115	119,312
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2049	210	214,554
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2052	50	50,715
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2055	100	101,146
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2046	15	15,545
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2042	10	10,444
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2026 A, Ref. RB	5.00%	06/01/2035	15	17,020
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2035	10	11,344
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2037	5	5,613
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2038	20	22,190
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2041	10	10,872
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2045	30	31,939
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2046	20	21,173
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2047	45	47,369
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2050	50	53,007
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2054	65	68,419
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.50%	12/01/2054	170	182,918
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2025 J, RB	5.00%	12/01/2040	10	10,899
Los Angeles Unified School District, Series 2024 QRR, GO Bonds	5.00%	07/01/2035	20	22,429
Los Angeles Unified School District, Series 2024 QRR, GO Bonds	5.00%	07/01/2036	20	22,253
Los Angeles Unified School District, Series 2024 QRR, GO Bonds	5.00%	07/01/2037	10	11,038
Los Angeles Unified School District, Series 2024 QRR, GO Bonds	5.00%	07/01/2038	35	38,335
Los Angeles Unified School District, Series 2024 QRR, GO Bonds	5.00%	07/01/2039	5	5,426
Los Angeles Unified School District, Series 2025 A, Ref. GO Bonds	5.00%	07/01/2040	10	10,832
Los Angeles Unified School District, Series 2025 A-1, GO Bonds	5.00%	07/01/2037	15	16,637
Los Angeles Unified School District, Series 2025 A-1, GO Bonds	5.00%	07/01/2038	5	5,501
Los Angeles Unified School District, Series 2025 A-1, GO Bonds	5.00%	07/01/2042	15	16,018
Los Angeles Unified School District, Series 2025 A-1, GO Bonds	5.00%	07/01/2044	25	26,448
Los Angeles Unified School District (Sustainability Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2041	5	5,337
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2045	10	10,547
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2049	120	124,182
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2042	20	21,292
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2043	50	52,987
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2044	50	52,759
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2045	45	47,344
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.25%	07/01/2049	25	26,314
Los Angeles Unified School District (Green Bonds), Series 2025 A-1, GO Bonds	5.00%	07/01/2040	10	10,832
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2035	10	11,388
Metropolitan Water District of Southern California, Series 2025 A, Ref. RB	5.00%	04/01/2037	40	45,292
Metropolitan Water District of Southern California, Series 2025 A, Ref. RB	5.00%	04/01/2038	20	22,432
Modesto High School District (Election of 2022), Series 2025 B, GO Bonds	5.25%	08/01/2050	10	10,629
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

363

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Mt. San Antonio Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	$25	$26,217
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025 A, RB	5.00%	05/01/2055	75	76,026
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.00%	05/01/2039	10	10,811
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.00%	05/01/2040	15	16,060
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.00%	05/01/2041	20	21,258
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.00%	05/01/2045	10	10,534
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.25%	05/01/2050	75	78,095
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.50%	05/01/2055	95	99,978
Oakland (City of), CA, Series 2025 B-1, GO Bonds	5.00%	07/15/2055	50	51,082
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	5.00%	11/01/2050	5	5,182
Orange (County of), CA Local Transportation Authority, Series 2025, Ref. RB	5.00%	02/15/2035	5	5,756
Orange (County of), CA Local Transportation Authority, Series 2025, Ref. RB	5.00%	02/15/2037	15	16,896
Orange (County of), CA Local Transportation Authority, Series 2025, Ref. RB	5.00%	02/15/2038	5	5,571
Orange (County of), CA Local Transportation Authority, Series 2025, Ref. RB	5.00%	02/15/2039	15	16,558
Orange (County of), CA Local Transportation Authority, Series 2025, Ref. RB	5.00%	02/15/2040	5	5,470
Orange (County of), CA Local Transportation Authority, Series 2025, Ref. RB	5.00%	02/15/2041	20	21,736
Orange (County of), CA Sanitation District, Series 2024 A, Ref. RB	5.00%	02/01/2035	5	5,677
Pajaro Valley Unified School District, Series 2025 A, GO Bonds	5.00%	08/01/2049	5	5,224
Pasadena Unified School District, Series 2025 D, GO Bonds	5.00%	08/01/2044	60	64,380
Pasadena Unified School District (Election of 2020), Series 2025 D, GO Bonds	5.25%	08/01/2045	5	5,449
Pasadena Unified School District (Election of 2020), Series 2025 D, GO Bonds	5.25%	08/01/2046	10	10,862
Pasadena Unified School District (Election of 2020), Series 2025 D, GO Bonds	5.25%	08/01/2050	20	21,442
Peralta Community College District, Series 2025, Ref. GO Bonds	5.00%	08/01/2035	10	11,538
Peralta Community College District, Series 2025, Ref. GO Bonds	5.00%	08/01/2037	40	45,216
Peralta Community College District (Election of 2018), Series 2025 C-1, GO Bonds	5.00%	08/01/2050	5	5,160
Petaluma Joint Union High School District, Series 2025 A, GO Bonds	5.00%	08/01/2054	5	5,161
Pittsburg Unified School District, Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	10	10,271
Redwoods Community College District (Election of 2024), Series 2025, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2050	40	42,528
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	30	31,461
Sacramento (City of), CA Unified School District (Measure D) (Election of 2024), Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2053	70	70,191
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	10	10,074
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	75	75,130
Sacramento (County of), CA Water Financing Authority, Series 2025, RB	5.00%	06/01/2055	10	10,272
Salinas Union High School District, Series 2025 B, GO Bonds	5.00%	08/01/2048	5	5,235
San Bernardino City Unified School District, Series 2025, COP, (INS - AGI)(a)	4.50%	10/01/2045	5	5,023
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, RB	5.00%	08/01/2049	50	52,544
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2038	15	16,682
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2039	50	55,093
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2042	15	16,212
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2043	35	37,585
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2044	30	31,996
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2045	25	26,579
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2046	75	79,293
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2050	40	41,850
San Diego (City of), CA Public Facilities Financing Authority, Series 2025, RB	5.00%	08/01/2055	50	51,899
San Diego (City of), CA Public Facilities Financing Authority, Series 2026 A, Ref. RB	5.00%	08/01/2035	25	28,593
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2025 A, Ref. RB	5.25%	10/15/2055	40	41,984
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2050	60	63,747
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2055	10	10,490
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2039	5	5,522
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2040	35	38,351
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2041	5	5,435
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2043	10	10,795
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2044	5	5,381
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

364

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2045	$35	$37,601
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2055	100	104,321
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2047	60	63,493
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2050	70	73,205
San Dieguito Union High School District, Series 2025, Ref. GO Bonds	5.00%	08/01/2039	15	16,590
San Francisco (City & County of), CA, Series 2025, Ref. COP	5.00%	04/01/2035	10	11,423
San Francisco (City & County of), CA, Series 2025, Ref. COP	5.00%	04/01/2037	5	5,616
San Francisco (City & County of), CA, Series 2025, Ref. COP	5.00%	04/01/2040	25	27,258
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2025 B, RB	5.00%	05/01/2037	20	22,499
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025 B, RB	5.00%	05/01/2053	20	20,678
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2035	25	28,507
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2025, Ref. RB	5.00%	11/01/2035	10	11,473
San Francisco (City of), CA, Series 2025 E, RB	5.25%	11/01/2055	25	26,321
San Francisco (City of), CA, Series 2025, RB	5.00%	11/01/2055	10	10,327
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2025, GO Bonds	5.00%	08/01/2038	15	16,793
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2035	5	5,748
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2037	15	16,944
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2039	65	72,047
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2040	10	10,989
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2041	5	5,462
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2044	10	10,792
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, Ref. GO Bonds	5.00%	08/01/2035	10	11,496
San Jose (City of), CA, Series 2025, GO Bonds	5.00%	09/01/2055	10	10,394
San Juan Unified School District, Series 2025, GO Bonds	5.25%	08/01/2044	10	10,955
San Marcos Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	15	15,775
San Ysidro School District, Series 2025 A, Ref. GO Bonds, (INS - BAM)(a)	5.00%	08/01/2044	45	47,846
Santa Clara Unified School District, Series 2017, Ref. GO Bonds(b)(c)	3.00%	10/06/2026	15	15,007
Southwestern Community College District, Series 2025 A, GO Bonds	5.25%	08/01/2051	100	105,538
Southwestern Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	70	73,409
State Center Community College District, Series 2025 D, GO Bonds	5.00%	08/01/2046	25	26,692
State Center Community College District, Series 2025 D, GO Bonds	5.00%	08/01/2047	10	10,602
Sunnyvale School District, Series 2025 A, GO Bonds	5.00%	09/01/2056	25	25,989
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2035	15	16,750
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2037	10	11,083
University of California, Series 2025 BZ, Ref. RB	5.25%	05/15/2037	15	16,927
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2038	15	16,467
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2039	140	152,450
University of California, Series 2025 BZ, Ref. RB	5.25%	05/15/2039	45	49,900
University of California, Series 2025 BZ, Ref. RB	5.25%	05/15/2040	15	16,501
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2041	35	37,314
University of California, Series 2025 CA, RB	5.00%	05/15/2039	40	43,557
University of California, Series 2025 CA, RB	5.00%	05/15/2040	50	54,012
University of California, Series 2025 CB, RB	5.00%	05/15/2037	20	22,166
University of California, Series 2025 CB, RB	5.00%	05/15/2038	5	5,489
University of California, Series 2025 CB, RB	5.00%	05/15/2040	140	151,233
University of California, Series 2025 CC, RB	5.00%	05/15/2037	5	5,541
University of California, Series 2025 CC, RB	5.00%	05/15/2042	10	10,648
University of California, Series 2025 CC, RB	5.00%	05/15/2043	15	15,941
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

365

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2025 CC, RB	5.00%	05/15/2044	$70	$74,163
University of California, Series 2025 CC, RB	5.00%	05/15/2045	60	63,374
University of California, Series 2025 CC, RB	5.00%	05/15/2046	100	105,283
University of California, Series 2025 CC, RB	5.00%	05/15/2047	5	5,254
University of California, Series 2025 CC, RB	5.00%	05/15/2053	75	78,098
University of California, Series 2025 CC, RB	5.25%	05/15/2055	60	63,526
University of California, Series 2025 CD, RB	5.00%	05/15/2035	110	124,278
University of California, Series 2025 CD, RB	5.50%	05/15/2040	125	140,819
University of California, Series 2025, RB	5.00%	05/15/2038	70	76,844
University of California, Series 2025, RB	5.00%	05/15/2039	175	190,563
University of California, Series 2025, RB	5.00%	05/15/2039	25	27,223
University of California, Series 2025, RB	5.00%	05/15/2040	15	16,261
University of California, Series 2025, Ref. RB	5.00%	05/15/2040	80	86,419
West Sacrament (City of), CA Enhanced Infrastructure Financing District No. 1, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2050	50	51,132
West Sacramento (City of), CA Enhanced Infrastructure Financing District No. 1, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2055	60	60,877
				10,732,879
Colorado-1.28%
Adams & Arapahoe (Counties of), CO Joint School District No. 28J, Series 2025, GO Bonds	5.50%	12/01/2035	15	17,536
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2037	50	57,667
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2041	25	27,836
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2042	15	16,643
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2043	25	27,601
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2044	10	10,981
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2045	5	5,473
Arapahoe County School District No. 5 Cherry Creek, Series 2026, GO Bonds	5.25%	12/15/2035	10	11,495
Colorado (State of) Educational & Cultural Facilities Authority (Kent Denver School), Series 2025, RB	4.00%	06/01/2035	110	110,852
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2025 A, Ref. RB	5.00%	09/01/2035	95	102,499
Colorado (State of) Health Facilities Authority (Craig Hospital), Series 2025, RB	5.50%	12/01/2055	60	61,474
Colorado (State of) Regional Transportation District, Series 2024, Ref. COP	5.00%	06/01/2035	15	16,586
Colorado Springs (City of), CO, Series 2022 A, RB	5.00%	11/15/2035	5	5,643
Colorado Springs (City of), CO, Series 2022 A, RB	5.00%	11/15/2039	50	54,197
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2037	5	5,542
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2038	5	5,490
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2040	10	10,769
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2041	50	53,622
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2042	10	10,686
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2043	30	31,923
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2044	30	31,704
Colorado Springs (City of), CO, Series 2025 A, RB	5.25%	11/15/2050	30	31,612
Colorado Springs (City of), CO, Series 2025 A, RB	5.25%	11/15/2055	50	52,344
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2035	15	17,082
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2035	10	11,118
University of Colorado, Series 2025, RB	5.00%	06/01/2050	30	30,728
				819,103
Connecticut-0.92%
California (State of), Series 2025 C, GO Bonds	5.00%	08/15/2040	100	107,601
California (State of), Series 2026 B, Ref. GO Bonds	5.00%	09/15/2035	5	5,621
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2035	10	9,394
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2035	20	22,190
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2035	145	161,342
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2035	10	11,230
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2037	15	16,553
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2040	5	5,383
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2041	5	5,340
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

366

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2042	$5	$5,326
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2037	15	16,565
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2038	75	82,091
Connecticut (State of), Series 2025, Ref. RB	5.00%	07/01/2043	20	21,249
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB	5.00%	07/01/2035	45	50,565
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB	5.00%	07/01/2036	25	27,998
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB	5.00%	07/01/2037	30	33,256
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2015 A, RB	5.00%	07/01/2035	5	5,667
				587,371
Delaware-0.35%
Delaware (State of), Series 2025, GO Bonds	5.00%	05/01/2037	35	39,012
Delaware (State of), Series 2025, GO Bonds	5.00%	05/01/2038	10	11,048
Delaware (State of), Series 2025, GO Bonds	4.00%	05/01/2040	65	63,976
Delaware (State of), Series 2025, GO Bonds	4.00%	05/01/2041	30	29,223
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2026, RB	5.00%	10/01/2045	45	46,693
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2026, RB	5.00%	10/01/2046	10	10,319
University of Delaware, Series 2025 A, Ref. RB	5.00%	11/01/2035	25	27,677
				227,948
District of Columbia-1.60%
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2035	95	105,406
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2035	45	49,954
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2035	15	16,643
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2035	20	22,405
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2037	55	60,534
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2038	25	27,254
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2039	35	37,785
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2040	25	26,718
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2041	20	21,249
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2044	50	52,558
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2045	35	36,691
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2050	110	112,827
District of Columbia, Series 2025 A, Ref. RB	5.25%	06/01/2050	125	130,439
District of Columbia, Series 2026 B, Ref. GO Bonds	5.00%	06/01/2035	10	11,203
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2035	45	49,915
District of Columbia Water & Sewer Authority, Series 2025, Ref. RB	5.25%	10/01/2054	50	52,026
District of Columbia Water & Sewer Authority, Series 2026 A, Ref. RB	5.00%	10/01/2035	20	22,385
District of Columbia Water & Sewer Authority, Series 2026, Ref. RB	5.00%	10/01/2035	55	61,558
Washington Metropolitan Area Transit Authority, Series 2025 A, RB	5.25%	07/15/2055	55	56,178
Washington Metropolitan Area Transit Authority, Series 2025 A, RB	5.00%	07/15/2060	75	75,469
				1,029,197
Florida-3.74%
Cape Coral (City of), FL, Series 2025, RB, (INS - BAM)(a)	5.25%	10/01/2055	10	10,233
Capital Trust Authority (UF Health), Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2035	15	16,322
Central Florida Expressway Authority, Series 2024 A, RB	5.00%	07/01/2037	15	16,354
Central Florida Expressway Authority, Series 2024 B, RB, (INS - AGI)(a)	5.00%	07/01/2035	10	11,096
Central Florida Expressway Authority, Series 2025 A, RB	5.00%	07/01/2039	10	10,685
Delray Beach (City of), FL, Series 2025, RB	5.25%	10/01/2055	35	36,519
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2035	125	140,636
Florida (State of), Series 2025 A, Ref. GO Bonds	5.00%	06/01/2035	5	5,625
Florida (State of) (Capital Outlay), Series 2015 F, Ref. GO Bonds	3.25%	06/01/2035	25	24,180
Florida (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	07/01/2035	55	61,623
Florida (State of) Department of Transportation, Series 2025 C, RB	5.00%	07/01/2052	30	30,378
Florida (State of) Department of Transportation, Series 2025 C, RB	5.00%	07/01/2055	25	25,162
Florida Development Finance Corp. (Tampa General Hospital), Series 2026 A, RB	5.25%	08/01/2051	100	102,024
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2044	5	5,243
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2045	50	52,261
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

367

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
JEA Electric System, Series 2024 A, Ref. RB	5.00%	10/01/2035	$10	$11,057
JEA Electric System, Series 2024 A, Ref. RB	5.00%	10/01/2036	10	10,968
JEA Electric System, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2037	35	38,208
JEA Electric System, Series 2024-3, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2036	5	5,519
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.00%	10/01/2042	5	5,296
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.25%	10/01/2049	90	93,074
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.25%	10/01/2055	85	87,792
Lee (County of), FL School Board (The), Series 2025 A, COP	5.00%	08/01/2043	10	10,450
Lee County School Board (The), Series 2025 A, COP	5.00%	08/01/2046	5	5,172
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2035	30	32,782
Miami (City of) & Dade (County of), FL School Board, Series 2026, Ref. GO Bonds	5.00%	03/15/2035	10	11,151
Miami-Dade (County of), FL, Series 2025, Ref. RB	5.50%	06/01/2055	25	26,113
Miami-Dade (County of), FL (Building Better Communities), Series 2025, Ref. GO Bonds	5.00%	07/01/2035	5	5,586
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2035	35	38,539
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2038	45	48,283
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2039	50	53,162
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2040	10	10,536
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2043	10	10,371
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2044	10	10,313
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2045	10	10,279
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.25%	04/01/2047	5	5,170
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.25%	04/01/2048	65	66,883
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.00%	04/01/2035	5	5,506
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2037	20	22,010
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2038	5	5,455
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2039	5	5,406
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2040	15	16,072
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2041	5	5,311
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2043	50	52,737
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2044	30	31,466
Orange (County of), FL Convention Center, Series 2026 B, Ref. RB	5.00%	10/01/2035	25	27,878
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	5.00%	10/01/2039	10	10,477
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	5.00%	10/01/2040	60	62,451
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	5.00%	10/01/2041	15	15,548
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	5.00%	10/01/2042	205	211,768
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	5.00%	10/01/2047	25	25,294
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

368

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	5.25%	10/01/2056	$80	$81,092
Orlando (City of), FL, Series 2025, RB, (INS - AGI)(a)	5.50%	11/01/2050	50	52,534
Orlando (City of), FL, Series 2025, RB, (INS - AGI)(a)	5.50%	11/01/2055	25	26,080
Orlando (City of), FL (Camping World Stadium), Series 2025, RB, (INS - AGI)(a)	5.13%	11/01/2050	5	5,097
Orlando (City of), FL Utilities Commission, Series 2024 B, Ref. RB	5.00%	10/01/2035	25	27,805
Orlando (City of), FL Utilities Commission, Series 2025 B, Ref. RB	5.00%	10/01/2035	5	5,561
Pasco (City of), FL, Series 2025 A, RB	5.00%	10/01/2055	45	45,472
Peace River Manasota Regional Water Supply Authority, Series 2025 A, RB	5.25%	10/01/2050	50	52,356
Peace River Manasota Regional Water Supply Authority, Series 2025 A, RB	5.50%	10/01/2055	95	101,009
Port St. Lucie (City of), FL, Series 2016, Ref. RB	3.00%	09/01/2035	25	22,583
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2026, Ref. RB	5.00%	07/01/2035	80	87,904
South Broward Hospital District, Series 2016, Ref. RB	3.00%	05/01/2035	25	22,772
South Miami (City of), FL (Baptist Health South Florida Obligated Group), Series 2025, RB	5.00%	08/15/2035	25	27,590
Tallahassee (City of), FL, Series 2024, Ref. RB	5.00%	10/01/2035	75	83,079
Tallahassee (City of), FL, Series 2025, Ref. RB	5.25%	10/01/2050	100	104,334
Tallahassee (City of), FL, Series 2025, Ref. RB	5.25%	10/01/2055	10	10,351
				2,398,043
Georgia-1.14%
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2035	40	44,655
Carroll City-County Hospital Authority, Series 2025, Ref. RB	5.00%	07/01/2050	5	5,052
Cherokee County Board of Education, Series 2025 A, GO Bonds	4.00%	02/01/2035	10	10,497
Cobb-Marietta Coliseum & Exhibit Hall Authority, Series 2025, RB	5.50%	10/01/2050	50	53,091
DeKalb (County of), GA, Series 2025 A, RB	5.00%	10/01/2050	75	77,004
DeKalb (County of), GA, Series 2025 A, RB	5.00%	10/01/2055	55	56,082
DeKalb (County of), GA, Series 2025, RB	5.00%	10/01/2045	10	10,497
Georgia (State of) (Bid Group 1), Series 2026 A, GO Bonds	5.00%	07/01/2035	10	11,326
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2035	10	11,328
Jackson (County of), GA School District, Series 2025, GO Bonds	5.00%	03/01/2035	5	5,642
Jackson (County of), GA School District, Series 2025, GO Bonds	5.00%	03/01/2037	5	5,541
Metropolitan Atlanta Rapid Transit Authority, Series 2025 A, RB	5.00%	07/01/2043	5	5,295
Metropolitan Atlanta Rapid Transit Authority, Series 2025 A, RB	5.00%	07/01/2044	10	10,545
Metropolitan Atlanta Rapid Transit Authority, Series 2025 B, Ref. RB	5.00%	07/01/2035	10	11,294
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2025 A, RB	5.25%	07/01/2050	65	68,543
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2055	145	148,785
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2040	10	10,915
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2041	80	86,873
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2043	5	5,389
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2044	15	16,092
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2045	35	37,432
Savannah Georgia Convention Center Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	06/01/2058	40	39,549
				731,427
Guam-0.08%
Guam (Territory of), Series 2025 G, Ref. RB	5.00%	01/01/2035	50	54,032
Hawaii-0.55%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2035	10	9,274
Hawaii (State of), Series 2018 FT, GO Bonds	3.25%	01/01/2035	35	33,866
Hawaii (State of) Department of Budget & Finance (The Queen’s Health System), Series 2025, Ref. RB	5.00%	07/01/2035	5	5,542
Hawaii (State of) Department of Budget & Finance (The Queen’s Health System), Series 2025, Ref. RB	5.00%	07/01/2040	10	10,525
Hawaii (State of) Department of Budget & Finance (The Queen’s Health System), Series 2025, Ref. RB	5.00%	07/01/2041	5	5,229
Honolulu (City & County of), HI, Series 2025 D, Ref. GO Bonds	5.00%	07/01/2035	10	11,228
Honolulu (City & County of), HI, Series 2025 D, Ref. GO Bonds	5.00%	07/01/2037	15	16,532
Honolulu (City & County of), HI, Series 2025 D, Ref. GO Bonds	5.00%	07/01/2039	70	75,390
Honolulu (City & County of), HI, Series 2025 F, Ref. GO Bonds	5.00%	07/01/2035	15	16,843
Honolulu (City & County of), HI, Series 2025, RB	5.25%	07/01/2055	40	41,726
Honolulu (City & County of), HI, Series 2025, Ref. RB	5.00%	07/01/2035	10	11,228
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

369

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Honolulu (City & County of), HI, Series 2025, Ref. RB	5.00%	07/01/2037	$70	$77,093
Honolulu (City & County of), HI, Series 2025, Ref. RB	5.00%	07/01/2038	25	27,231
Maui (County of), HI, Series 2025, GO Bonds	5.00%	09/01/2039	10	10,915
				352,622
Idaho-0.47%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2025, Ref. RB	5.00%	03/01/2035	10	10,957
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2025, Ref. RB	5.00%	03/01/2039	10	10,584
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2025, Ref. RB	5.00%	03/01/2041	20	20,803
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem), Series 2025, Ref. RB	5.00%	03/01/2040	100	104,947
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem), Series 2025, Ref. RB	5.00%	03/01/2042	5	5,179
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem), Series 2025, Ref. RB	5.00%	03/01/2043	40	41,284
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem), Series 2025, Ref. RB	5.00%	03/01/2044	20	20,571
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem), Series 2025, Ref. RB	5.25%	03/01/2050	35	35,825
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem), Series 2025, Ref. RB	5.25%	03/01/2053	50	50,838
				300,988
Illinois-3.97%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	4.00%	01/01/2035	30	28,501
Chicago (City of), IL, Series 2026 A, RB	5.00%	11/01/2041	5	5,241
Chicago (City of), IL, Series 2026 A, RB, (INS - BAM)(a)	5.25%	11/01/2061	10	10,217
Chicago (City of), IL, Series 2026 C, RB	5.00%	11/01/2037	70	75,768
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	4.00%	01/01/2035	15	14,221
Chicago (City of), IL (O’Hare International Airport), Series 2025 B, RB	5.00%	01/01/2042	15	15,678
Chicago (City of), IL (O’Hare International Airport), Series 2026 A, RB	5.25%	01/01/2056	30	30,697
Chicago (City of), IL (O’Hare International Airport), Series 2026 A, RB	5.25%	01/01/2061	280	285,303
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	55	62,651
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2037	10	10,853
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2038	30	32,281
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2040	60	63,430
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2043	20	20,780
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2044	10	10,346
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2045	40	41,261
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2050	10	10,095
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2055	50	50,104
Chicago (City of), IL O’Hare International Airport, Series 2025 B, RB	5.00%	01/01/2037	15	16,359
Chicago (City of), IL O’Hare International Airport, Series 2025 B, RB	5.00%	01/01/2038	10	10,797
Chicago (City of), IL O’Hare International Airport, Series 2025 B, RB	5.00%	01/01/2039	15	16,055
Chicago (City of), IL O’Hare International Airport, Series 2025 B, RB	5.00%	01/01/2040	10	10,593
Chicago (City of), IL O’Hare International Airport, Series 2025 B, RB	5.00%	01/01/2041	10	10,486
Chicago (City of), IL Transit Authority, Series 2026 A, RB	5.00%	12/01/2043	50	52,073
Cook County Community College District No. 508, Series 2026, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2055	20	20,810
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2035	20	21,606
Illinois (State of), Series 2024 B, RB	5.00%	06/15/2035	50	54,284
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2035	50	54,229
Illinois (State of), Series 2025 B, RB	5.00%	06/15/2037	10	10,748
Illinois (State of), Series 2025 B, RB	5.00%	06/15/2039	45	47,417
Illinois (State of), Series 2025 B, RB	5.00%	06/15/2039	10	10,537
Illinois (State of), Series 2025 B, RB	5.00%	06/15/2040	25	26,099
Illinois (State of), Series 2025 C, GO Bonds	5.00%	09/01/2035	90	97,264
Illinois (State of), Series 2025, RB	5.00%	06/15/2041	10	10,357
Illinois (State of), Series 2025, RB	5.00%	06/15/2042	50	51,594
Illinois (State of), Series 2025, RB	5.00%	06/15/2043	30	30,835
Illinois (State of), Series 2025, RB	5.00%	06/15/2044	65	66,507
Illinois (State of) Finance Authority, Series 2025 A, RB	5.00%	07/01/2039	20	21,680
Illinois (State of) Finance Authority, Series 2025 B, RB	5.00%	01/01/2035	70	78,614
Illinois (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	01/01/2038	10	11,000
Illinois (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2042	100	106,175
Illinois (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2044	35	36,843
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

370

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Green Bonds), Series 2025, RB	5.00%	01/01/2037	$5	$5,550
Illinois (State of) Finance Authority (Green Bonds), Series 2025, RB	5.00%	07/01/2038	5	5,478
Illinois (State of) Finance Authority (Green Bonds), Series 2025, RB	5.00%	07/01/2040	25	26,848
Illinois (State of) Finance Authority (Green Bonds), Series 2025, RB	5.00%	07/01/2041	30	31,985
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Center), Series 2025, Ref. RB	5.00%	08/15/2037	50	53,055
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Center), Series 2025, Ref. RB	5.00%	08/15/2038	35	36,785
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Center), Series 2025, Ref. RB	5.00%	08/15/2040	50	51,593
Illinois (State of) Finance Authority (Silver Cross Hospital And Medical Centers), Series 2025, Ref. RB	5.00%	08/15/2035	10	10,877
Illinois (State of) Finance Authority (Silver Cross Hospital And Medical Centers), Series 2025, Ref. RB	5.00%	08/15/2041	50	51,655
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024 B, Ref. RB	5.00%	04/01/2035	10	10,945
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2035	10	11,049
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2045	25	26,009
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2046	140	144,883
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2047	105	108,048
Illinois Municipal Electric Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	02/01/2035	65	72,060
Sales Tax Securitization Corp., Series 2024 A, Ref. RB	5.00%	01/01/2035	25	27,295
Sales Tax Securitization Corp., Series 2024 A, Ref. RB	5.00%	01/01/2038	35	37,277
Sales Tax Securitization Corp., Series 2024 A, Ref. RB	5.00%	01/01/2039	50	52,790
Sangamon (County of), IL School District No. 186 (Springfield), Series 2025, GO Bonds, (INS - BAM)(a)	5.50%	06/01/2055	25	25,830
Sangamon (County of), IL School District No. 186 (Springfield), Series 2025, GO Bonds, (INS - BAM)(a)	5.50%	06/01/2060	60	61,624
University of Illinois Auxiliary Facilities System, Series 2026 A, Ref. RB	5.00%	04/01/2035	10	11,089
Winnebago & Boone Counties School District No. 205 Rockford, Series 2015 B, GO Bonds	4.00%	02/01/2035	40	40,001
				2,543,115
Indiana-1.46%
Allen County Building Corp., Series 2024, RB, (CEP - Indiana Higher Education Intercept Program)	5.00%	07/15/2041	40	41,638
Allen County Building Corp., Series 2024, RB, (CEP - Indiana Higher Education Intercept Program)	4.00%	07/15/2042	100	96,673
Indiana (State of) Finance Authority, Series 2025 C, Ref. RB	5.25%	10/01/2044	10	10,633
Indiana (State of) Finance Authority, Series 2025 C, Ref. RB	5.25%	10/01/2045	40	42,336
Indiana (State of) Finance Authority, Series 2025 E, Ref. RB	5.00%	10/01/2035	15	16,555
Indiana (State of) Finance Authority, Series 2025 E, Ref. RB	5.00%	10/01/2037	5	5,421
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	11/15/2035	5	5,526
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	11/15/2038	25	26,786
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	02/01/2039	50	54,173
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	02/01/2040	75	80,482
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	11/15/2042	60	62,527
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	02/01/2043	10	10,559
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	11/15/2043	15	15,566
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	02/01/2044	5	5,260
Indiana (State of) Finance Authority (Ascension Senior Credit Group), Series 2025, Ref. RB	5.00%	11/15/2037	55	59,481
Indiana (State of) Finance Authority (Ascension Senior Credit Group), Series 2025, Ref. RB	5.00%	11/15/2040	10	10,525
Indiana (State of) Finance Authority (Indiana University Health), Series 2025 C, Ref. RB	5.00%	10/01/2041	30	31,498
Indiana (State of) Finance Authority (State Revolving Fund Program), Series 2025, Ref. RB	5.00%	02/01/2041	40	42,513
Indiana (State of) Finance Authority (State Revolving Fund Program), Series 2025, Ref. RB	5.00%	02/01/2042	80	84,747
Indiana (State of) Municipal Power Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2043	10	10,490
Indiana (State of) Municipal Power Agency, Series 2026 A, Ref. RB	5.00%	01/01/2035	45	49,914
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB	5.00%	01/15/2037	20	21,543
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB	5.00%	01/15/2039	50	53,180
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB	5.00%	01/15/2040	10	10,571
Purdue University, Series 2025 A, Ref. RB	5.00%	07/01/2036	10	11,083
Purdue University, Series 2025 A, Ref. RB	5.00%	07/01/2037	70	76,960
				936,640
Iowa-0.03%
Iowa (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	08/01/2045	20	21,012
Kansas-0.34%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2035	30	33,406
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2037	40	44,207
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

371

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-(continued)
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2039	$60	$65,108
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2040	45	48,418
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2041	10	10,704
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2042	10	10,666
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2043	5	5,311
				217,820
Kentucky-1.10%
Kentucky (Commonwealth of) Municipal Energy Agency (Energy Center I), Series 2025, RB, (INS - AGI)(a)	5.00%	01/01/2055	140	140,766
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2035	15	16,551
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2037	25	27,415
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2038	40	43,512
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2039	15	16,167
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2040	40	42,645
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2041	25	26,393
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2042	15	15,772
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2043	40	41,891
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2044	20	20,912
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2045	5	5,223
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2035	20	22,202
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2037	35	38,399
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2038	20	21,747
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2039	25	26,912
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2040	20	21,224
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2041	25	26,431
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2042	35	36,875
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2044	55	57,609
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2045	20	20,944
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2025 A, Ref. RB	5.00%	05/15/2035	10	11,154
University of Kentucky, Series 2018 A, RB, (CEP - Kentucky Higher Education Intercept Program)	3.00%	10/01/2035	25	22,571
				703,315
Louisiana-0.97%
Louisiana (State of), Series 2024 A, RB	5.00%	05/01/2035	10	11,022
Louisiana (State of), Series 2025 A, Ref. GO Bonds	5.00%	05/01/2035	10	11,193
Louisiana (State of), Series 2025 A, Ref. RB	5.00%	05/01/2039	25	26,919
Louisiana (State of), Series 2025 A, Ref. RB	5.00%	05/01/2040	5	5,341
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2035	10	11,194
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2037	10	11,044
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2038	20	21,893
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2039	15	16,275
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2042	25	26,645
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2043	10	10,615
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2044	20	21,134
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2045	10	10,535
Louisiana (State of), Series 2025 B, RB	5.00%	05/01/2035	20	22,385
Louisiana (State of), Series 2026 A, GO Bonds	5.00%	05/01/2035	55	61,560
Louisiana (State of), Series 2026 B, Ref. GO Bonds	5.00%	09/01/2035	55	61,596
Louisiana (State of) Gasoline & Fuels, Series 2025 A, Ref. RB	5.00%	05/01/2037	15	16,437
Louisiana (State of) Gasoline & Fuels, Series 2025 A, Ref. RB	4.00%	05/01/2040	10	9,829
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	4.00%	05/15/2035	160	157,587
Shreveport (City of), LA, Series 2024, GO Bonds, (INS - AGI)(a)	5.00%	03/01/2049	10	10,037
Shreveport (City of), LA, Series 2024, GO Bonds, (INS - AGI)(a)	5.00%	03/01/2054	100	100,095
				623,336
Maine-0.04%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.), Series 2024, RB	5.00%	07/01/2035	25	27,541
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

372

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-1.26%
Baltimore (County of), MD, Series 2025, COP	5.00%	03/01/2035	$10	$11,229
Maryland (State of), First Series 2024 A, GO Bonds	5.00%	06/01/2035	45	50,000
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2035	25	28,168
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2037	20	22,119
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2038	35	38,367
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2039	50	54,287
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2040	25	26,909
Maryland (State of) (Bid Group 2), First series 2026, GO Bonds	5.00%	06/01/2035	100	112,670
Maryland (State of) Department of Transportation, Series 2021 A, RB	3.00%	10/01/2035	25	23,385
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2026 A, Ref. RB	5.00%	08/15/2035	85	93,806
Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Issue), Series 2025, Ref. RB	5.00%	05/15/2035	60	66,439
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2025, Ref. RB	5.25%	07/01/2052	110	111,685
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2035	10	11,136
Maryland Economic Development Corp., Series 2025, RB	5.00%	06/01/2052	15	15,181
Maryland Economic Development Corp. (Dept. of Health Heardquarters), Series 2025, RB	5.00%	06/01/2048	75	76,766
Montgomery (County of), MD, Series 2019 A, GO Bonds	3.00%	11/01/2035	50	46,603
Prince George’s (County of), MD, Series 2025 A, GO Bonds	5.00%	08/01/2035	5	5,640
Prince George’s (County of), MD, Series 2026 A, GO Bonds	5.00%	08/01/2035	10	11,280
				805,670
Massachusetts-4.08%
Boston (City of), MA, Series 2026 A, GO Bonds	5.00%	06/01/2035	15	17,220
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	3.00%	11/01/2035	5	4,635
Massachusetts (Commonwealth of), Series 2019 D, GO Bonds	3.00%	05/01/2035	5	4,669
Massachusetts (Commonwealth of), Series 2021 A, GO Bonds	3.00%	03/01/2035	5	4,683
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2035	5	5,567
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2035	50	55,717
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2035	25	27,877
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2035	10	11,174
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2039	25	27,211
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2040	30	32,344
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2046	10	10,427
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2050	60	61,518
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2055	45	45,790
Massachusetts (Commonwealth of), Series 2025 B, GO Bonds	5.00%	06/01/2039	25	27,202
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2042	15	15,976
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2045	15	15,735
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2046	10	10,434
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2047	10	10,377
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2049	10	10,287
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2038	5	5,497
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2039	5	5,438
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2041	75	80,292
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2042	10	10,661
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2045	10	10,498
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2046	20	20,882
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2039	50	54,356
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2040	100	107,781
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2046	20	20,908
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2050	30	30,806
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2055	150	152,791
Massachusetts (Commonwealth of), Series 2025, RB	5.00%	06/01/2055	50	51,033
Massachusetts (Commonwealth of), Series 2025, Ref. RB	5.00%	06/01/2045	5	5,282
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2035	10	11,335
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2037	10	11,116
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

373

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2042	$30	$32,036
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2045	70	73,774
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.25%	07/01/2050	110	115,308
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.25%	07/01/2055	65	67,470
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025, RB	5.00%	02/01/2037	5	5,587
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025-26B, RB	5.00%	02/01/2045	100	105,761
Massachusetts (Commonwealth of) Development Finance Agency, Series 2025, RB	5.50%	06/01/2050	15	15,624
Massachusetts (Commonwealth of) Development Finance Agency, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2050	75	76,271
Massachusetts (Commonwealth of) Development Finance Agency (Bentley University), Series 2025, RB	5.00%	07/01/2050	20	20,210
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health Issue), Series 2025, Ref. RB, (INS - AGI)(a)	5.50%	07/01/2050	40	42,521
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health), Series 2025, Ref. RB	5.50%	07/01/2055	50	52,068
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health), Series 2025, Ref. RB, (INS - AGI)(a)	5.50%	07/01/2055	50	52,396
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2039	10	10,809
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2040	30	32,213
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2055	55	55,948
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025, Ref. RB	5.00%	10/01/2039	50	53,979
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2025 B-2, RB	5.00%	10/01/2048	90	92,963
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2025, Ref. RB	5.00%	10/01/2037	5	5,497
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2025, Ref. RB	5.00%	10/01/2038	10	10,899
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2026 F, RB	5.00%	07/01/2035	50	55,578
Massachusetts (Commonwealth of) Development Finance Agency (Olin College), Series 2025, Ref. RB	5.25%	11/01/2051	60	61,696
Massachusetts (Commonwealth of) Development Finance Agency (Smith College), Series 2025, Ref. RB	5.00%	07/01/2035	30	34,078
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care), Series 2025, Ref. RB	5.00%	07/01/2035	60	65,371
Massachusetts (Commonwealth of) Development Finance Agency (Wellesley College), Series 2025 N, Ref. RB	5.00%	07/01/2038	5	5,497
Massachusetts (Commonwealth of) Development Finance Agency (Worcester Polytechnic Institute), Series 2026, Ref. RB	5.00%	09/01/2038	50	54,249
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.00%	02/15/2050	50	51,356
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.00%	02/15/2055	285	290,342
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.50%	02/15/2055	30	31,726
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2037	5	5,564
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2038	45	49,465
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2041	5	5,349
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2035	5	5,794
				2,614,918
Michigan-0.85%
Grand Rapids (City of), MI, Series 2025, GO Bonds	5.00%	04/01/2055	10	10,057
Great Lakes Water Authority, Series 2025 A, Ref. RB	5.00%	07/01/2035	20	22,206
Great Lakes Water Authority, Series 2025 B, Ref. RB	5.00%	07/01/2035	50	55,438
Great Lakes Water Authority, Series 2025 B, Ref. RB	5.00%	07/01/2036	50	55,029
Great Lakes Water Authority, Series 2025 C, RB	5.25%	07/01/2050	10	10,374
Great Lakes Water Authority, Series 2025 C, RB	5.25%	07/01/2055	15	15,481
Great Lakes Water Authority, Series 2026 A, Ref. RB	5.00%	07/01/2035	10	11,156
L’Anse Creuse Public Schools, Series 2025 I, GO Bonds	5.00%	05/01/2049	10	10,189
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

374

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, RB	5.00%	04/15/2035	$5	$5,600
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.00%	04/15/2039	50	54,190
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.00%	10/15/2050	15	15,320
Michigan (State of) Hospital Finance Authority (Corewell Health), Series 2025 A, RB	5.00%	08/15/2035	10	10,985
Michigan (State of) Hospital Finance Authority (Corewell Health), Series 2025 A, RB	5.00%	08/15/2045	125	128,299
Michigan State University, Series 2025 A, Ref. RB	5.00%	02/15/2055	115	117,006
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2025, Ref. RB	5.00%	12/01/2044	20	20,907
				542,237
Minnesota-0.69%
Metropolitan Council, Series 2026 A, Ref. GO Bonds	5.00%	03/01/2035	95	107,271
Minneapolis (City of), MN (University Gateway), Series 2025, Ref. RB	5.00%	12/01/2045	5	5,229
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2035	65	72,650
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2035	5	5,588
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2035	55	62,265
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2037	50	55,622
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2038	50	55,127
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2039	15	16,375
Minnesota (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2035	50	56,604
Minnesota (State of), Series 2025 E, Ref. GO Bonds	5.00%	08/01/2035	5	5,660
				442,391
Mississippi-0.08%
Mississippi (State of) Development Bank (Lamar County School District), Series 2025, RB	5.00%	06/01/2050	10	10,134
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.00%	05/15/2055	40	39,370
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.50%	05/15/2055	5	5,180
				54,684
Missouri-0.57%
Lindbergh School District, Series 2025, GO Bonds	5.50%	03/01/2043	5	5,377
Missouri (State of) Health & Educational Facilities Authority, Series 2025 A, Ref. RB	5.00%	04/01/2035	10	11,035
Missouri (State of) Health & Educational Facilities Authority, Series 2025, RB	5.00%	11/15/2035	250	272,490
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2037	45	48,626
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2038	15	16,069
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2035	10	11,263
				364,860
Montana-0.04%
Montana State Board of Regents (University of Montana), Series 2025, RB, (INS - AGI)(a)	4.50%	11/15/2054	30	29,000
Nebraska-0.90%
Boys Town (Village of), NE (Boys Town), Series 2026, RB	5.00%	07/01/2046	10	10,175
Nebraska Public Power District, Series 2026 B, Ref. RB	5.00%	01/01/2035	20	22,230
Omaha (City of), NE Public Power District, Series 2025 A, RB	5.00%	02/01/2039	10	10,767
Omaha (City of), NE Public Power District, Series 2025 A, RB	5.00%	02/01/2045	5	5,221
Omaha (City of), NE Public Power District, Series 2025 A, RB	5.25%	02/01/2050	125	130,399
Omaha (City of), NE Public Power District, Series 2025 B, RB	5.00%	02/01/2050	95	97,759
Omaha (City of), NE Public Power District, Series 2025 B, RB	5.00%	02/01/2055	25	25,599
Omaha Public Facilities Corp., Series 2025 C, RB	5.00%	04/15/2050	240	243,972
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2037	30	32,642
				578,764
Nevada-0.35%
Clark (County of), NV, Series 2025, Ref. RB	5.00%	07/01/2035	15	16,794
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2035	10	10,966
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2035	10	11,075
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2037	10	10,880
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2039	25	26,717
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

375

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2040	$10	$10,601
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2042	65	68,156
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2044	55	57,111
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2035	5	5,554
Nevada (State of), Series 2026 A, GO Bonds	5.00%	05/01/2043	5	5,304
				223,158
New Hampshire-0.42%
New Hampshire (State of) Business Finance Authority, Series 2025, RB	5.25%	06/01/2044	85	88,167
New Hampshire (State of) Business Finance Authority (Grace Christian School), Series 2025, RB	6.00%	08/01/2065	15	14,494
New Hampshire (State of) Health and Education Facilities Authority, Series 2025, RB	5.00%	06/01/2035	50	56,823
New Hampshire (State of) Health and Education Facilities Authority, Series 2025, Ref. RB	5.50%	08/01/2050	105	110,157
				269,641
New Jersey-1.17%
New Jersey (State of) Educational Facilities Authority, Series 2016 F, Ref. RB	4.00%	07/01/2035	10	10,000
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2025 B, Ref. RB	5.00%	07/01/2035	5	5,651
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2035	80	87,938
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2035	50	54,961
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2037	30	32,834
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2038	10	10,836
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2039	5	5,364
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2040	40	42,491
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2041	15	15,809
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2042	30	31,483
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2043	90	94,117
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2045	60	62,251
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2050	90	91,509
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2055	100	100,820
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2044	5	5,243
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2055	50	52,088
Passaic (County of), NJ Improvement Authority (The), Series 2012, RB	3.50%	05/01/2035	45	44,143
				747,538
New Mexico-0.09%
New Mexico (State of) Finance Authority, Series 2026 A, RB	5.00%	06/15/2035	50	55,774
New York-19.69%
Albany Capital Resource Corp. (Albany Medical Center Hospital), Series 2025, Ref. RB	5.25%	05/01/2044	5	5,318
Albany Capital Resource Corp. (Albany Medical Center Hospital), Series 2025, Ref. RB	5.25%	05/01/2050	80	82,495
Albany Capital Resource Corp. (Albany Medical Center Hospital), Series 2025, Ref. RB	5.50%	05/01/2055	80	83,212
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2043	10	10,829
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2046	25	26,671
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2050	85	88,621
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.25%	11/01/2055	150	157,123
Build NYC Resource Corp. (Urban Resource Insititute ), Series 2025, RB	5.50%	12/01/2051	165	170,556
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2035	25	27,857
Long Island (City of), NY Power Authority, Series 2025 A, Ref. RB	5.00%	09/01/2035	10	11,274
Long Island (City of), NY Power Authority, Series 2025 A, Ref. RB	5.00%	09/01/2037	10	11,044
Long Island (City of), NY Power Authority, Series 2025 A, Ref. RB	5.25%	09/01/2050	40	41,454
Metropolitan Transportation Authority, Series 2024 B, Ref. RB	5.00%	11/15/2035	5	5,500
Metropolitan Transportation Authority, Series 2025 B, Ref. RB	5.00%	11/15/2041	15	15,653
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2040	5	5,243
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.25%	11/15/2055	20	20,322
Metropolitan Transportation Authority (Green Bonds), Series 2025 B, Ref. RB	5.00%	11/15/2043	5	5,181
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2041	135	140,610
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.25%	11/15/2045	50	52,488
Nassau (County of), NY, Series 2025 A, GO Bonds	5.00%	04/01/2055	15	15,328
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2035	50	45,168
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	10/15/2047	80	83,857
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

376

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2055	$100	$102,203
New York & New Jersey (States of) Port Authority, Two Hundred Fifty Five Series 2025, Ref. RB	5.00%	10/15/2038	10	11,088
New York & New Jersey (States of) Port Authority, Two Hundred Fifty series 2025, Ref. RB	5.00%	10/15/2044	20	21,330
New York & New Jersey (States of) Port Authority, Two Hundred Fifty series 2025, Ref. RB	5.00%	10/15/2045	40	42,494
New York & New Jersey (States of) Port Authority, Two Hundred Fifty Series 2025, Ref. RB	5.00%	10/15/2039	10	10,970
New York & New Jersey (States of) Port Authority, Two Hundred Fifty Series 2025, Ref. RB	5.25%	10/15/2051	10	10,526
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2039	25	27,445
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2045	10	10,550
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2050	30	30,932
New York & New Jersey (States of) Port Authority, Two Hundred Forty Four Series 2024, Ref. RB	5.00%	07/15/2035	20	22,516
New York (City of), NY, Series 2006, GO Bonds, (INS - AGI)(a)	5.00%	06/01/2035	10	10,954
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2035	25	27,393
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2035	5	5,474
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2035	50	54,751
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2035	10	11,076
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2035	10	11,077
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2037	10	10,826
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2039	20	21,181
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2040	5	5,244
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2042	25	26,023
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2044	95	98,096
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2046	5	5,118
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2047	20	20,770
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2051	110	113,124
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2055	15	15,034
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2055	110	112,644
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2042	35	36,346
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2043	50	51,684
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2044	25	25,766
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2045	10	10,290
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2054	40	40,118
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2035	10	11,076
New York (City of), NY, Series 2026 1, GO Bonds	5.00%	08/01/2035	25	27,690
New York (City of), NY, Series 2026 G, GO Bonds	5.00%	02/01/2035	15	16,606
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2035	175	193,740
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2037	75	81,599
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2039	45	47,928
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2041	25	26,117
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2043	75	77,648
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2044	35	36,124
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2048	80	82,712
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2050	270	277,756
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	75	76,917
New York (City of), NY, Subseries 2026 F-1, GO Bonds	5.00%	08/01/2035	20	22,152
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2035	30	33,852
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2043	100	106,169
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.25%	06/15/2050	215	222,322
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2052	60	60,897
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.25%	06/15/2055	25	25,675
New York (City of), NY Municipal Water Finance Authority, Series 2025 DD, Ref. RB	5.00%	06/15/2035	15	16,926
New York (City of), NY Municipal Water Finance Authority, Series 2025 DD, Ref. RB	5.00%	06/15/2037	70	77,694
New York (City of), NY Municipal Water Finance Authority, Series 2025 DD, Ref. RB	5.00%	06/15/2038	10	11,001
New York (City of), NY Municipal Water Finance Authority, Series 2025 DD, Ref. RB	5.50%	06/15/2038	5	5,704
New York (City of), NY Municipal Water Finance Authority, Series 2025 DD, Ref. RB	5.00%	06/15/2039	20	21,728
New York (City of), NY Municipal Water Finance Authority, Series 2025 DD, Ref. RB	5.50%	06/15/2039	35	39,431
New York (City of), NY Municipal Water Finance Authority, Series 2025, RB	5.00%	06/15/2055	150	151,901
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2035	30	33,852
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-1, RB	5.25%	06/15/2055	100	103,499
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

377

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-2, Ref. RB	5.00%	06/15/2035	$10	$11,284
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-2, Ref. RB	5.00%	06/15/2044	55	58,190
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-2, Ref. RB	5.00%	06/15/2050	125	127,516
New York (City of), NY Transitional Finance Authority, Series 2015, RB	3.25%	08/01/2035	10	9,347
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2035	10	11,023
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2035	5	5,487
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2035	55	60,357
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2039	20	21,418
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2040	25	26,530
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2041	10	10,487
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2042	15	15,687
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2047	50	52,089
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.50%	05/01/2050	215	226,713
New York (City of), NY Transitional Finance Authority, Series 2025 A-1, RB	5.00%	05/01/2037	15	16,360
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2035	15	16,635
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2037	15	16,360
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2038	15	16,199
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2039	25	26,773
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2041	100	104,874
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2043	15	15,621
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2045	15	15,477
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2046	150	153,690
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2047	170	177,102
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2048	170	176,016
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2051	75	75,494
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2055	180	184,486
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2035	25	27,435
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2035	15	16,537
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2036	15	16,381
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2037	20	21,631
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2038	95	101,783
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2039	25	26,569
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2040	55	58,005
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2041	55	57,567
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2044	110	113,868
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.25%	11/01/2045	50	52,615
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2046	85	86,979
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.25%	11/01/2048	100	103,395
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2050	25	25,184
New York (City of), NY Transitional Finance Authority, Series 2025 H-1, RB	5.00%	11/01/2043	105	109,149
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2035	15	16,991
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2040	15	16,106
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2042	35	37,289
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2043	5	5,291
New York (City of), NY Transitional Finance Authority, Series 2025 S-2, Ref. RB	5.00%	07/15/2035	5	5,664
New York (City of), NY Transitional Finance Authority, Series 2025 S-2, Ref. RB	5.00%	07/15/2040	15	16,106
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2042	25	26,086
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2045	30	30,899
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2047	50	50,920
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2050	10	10,073
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.25%	05/01/2055	40	40,953
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2035	25	27,735
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2035	40	44,377
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2035	25	27,562
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2036	20	21,841
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2036	40	43,683
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2037	10	10,815
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2037	40	43,262
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

378

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2038	$50	$53,570
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2038	5	5,357
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2040	35	36,913
New York (City of), NY Transitional Finance Authority, Series 2026, Ref. RB	5.00%	11/01/2035	45	49,924
New York (City of), NY Transitional Finance Authority, Series 2026, Ref. RB	5.00%	11/01/2035	30	33,282
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	3.00%	02/01/2035	20	18,427
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2037	35	39,294
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2039	15	16,523
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	3.25%	03/15/2035	40	37,748
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2035	5	5,618
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2035	10	11,061
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2039	75	81,127
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2040	40	42,904
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2041	40	42,451
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2042	95	100,548
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2043	25	26,353
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2045	115	120,026
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2051	55	55,819
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2054	215	217,231
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2035	25	28,252
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2037	20	21,878
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2037	50	55,505
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2038	15	16,243
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2038	50	55,375
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2038	30	32,937
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2039	115	123,357
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2039	15	16,285
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2039	15	16,318
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2040	5	5,315
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2040	50	53,998
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2041	15	15,809
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2042	20	21,229
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2042	70	74,837
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2043	30	31,733
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2043	20	20,922
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2043	5	5,325
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2044	40	41,626
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2044	5	5,272
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2045	5	5,190
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2045	45	47,233
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2046	15	15,670
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2047	5	5,124
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2047	35	36,278
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2049	30	30,470
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2050	100	101,390
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.25%	03/15/2050	25	26,042
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2051	100	101,350
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.25%	07/01/2051	25	26,049
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2055	130	131,618
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2035	10	11,229
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2038	70	76,339
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2039	15	16,179
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2040	5	5,343
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2043	15	15,740
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2044	25	26,132
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2046	15	15,809
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2047	105	110,131
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2055	125	126,191
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

379

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2050	$10	$9,894
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2054	60	62,562
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2035	15	16,571
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.50%	07/01/2050	50	52,854
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.50%	07/01/2055	100	104,500
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2035	20	22,459
New York (State of) Dormitory Authority (Green Bonds), Series 2025, RB	5.25%	07/01/2050	10	10,392
New York (State of) Dormitory Authority (Green Bonds), Series 2025, RB	5.25%	07/01/2055	40	41,200
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2041	40	42,923
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2044	50	52,854
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2045	60	63,086
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2035	95	103,445
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2035	10	11,307
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2041	10	10,613
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2044	100	104,834
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2046	35	36,376
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2047	20	20,671
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2051	50	50,766
New York (State of) Thruway Authority, Series 2025, RB	5.00%	03/15/2055	290	292,552
New York (State of) Thruway Authority, Series 2025, RB	5.00%	03/15/2056	55	55,431
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2035	50	56,464
New York (State of) Thruway Authority (Bidding Group 1), Series 2025 A, RB	5.00%	03/15/2038	15	16,382
New York (State of) Thruway Authority (Bidding Group 2), Series 2025 A, RB	5.00%	03/15/2039	20	21,635
New York (State of) Thruway Authority (Bidding Group 2), Series 2025 A, RB	5.00%	03/15/2042	15	15,852
New York (State of) Thruway Authority (Group 4), Series 2025, RB	5.00%	03/15/2053	80	80,855
New York (State of) Utility Debt Securitization Authority, Series 2025 TE-1, Ref. RB	5.00%	12/15/2047	15	15,839
New York City Health and Hospitals Corp., Series 2025 A, RB	5.00%	02/15/2035	15	16,785
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB	5.25%	10/01/2035	400	445,206
New York State Environmental Facilities Corp., Series 2024, Ref. RB	5.00%	06/15/2035	5	5,655
New York State Environmental Facilities Corp., Series 2025, Ref. RB	5.00%	06/15/2050	20	20,762
New York State Environmental Facilities Corp., Series 2025, Ref. RB	5.00%	06/15/2055	35	36,011
Onondaga Civic Development Corp., Series 2025, RB	5.50%	12/01/2056	60	63,754
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	3.00%	11/15/2035	15	14,168
Triborough Bridge & Tunnel Authority, Series 2024, Ref. RB	5.00%	11/15/2035	10	11,195
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.00%	11/15/2038	5	5,470
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.00%	11/15/2046	10	10,437
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2035	10	11,224
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2036	35	38,907
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2037	5	5,492
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2039	50	53,859
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2042	75	79,626
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2043	15	15,839
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2044	35	36,721
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2045	20	20,848
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.25%	12/01/2047	65	68,048
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2050	20	20,258
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025 A, RB	5.00%	11/15/2043	100	106,175
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025 A, RB	5.25%	11/15/2050	110	114,398
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025 A, RB	5.50%	11/15/2053	40	42,267
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.25%	12/01/2054	150	153,831
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.50%	12/01/2059	90	94,115
Utility Debt Securitization Authority, Series 2025 TE-1, RB	5.00%	12/15/2043	100	108,627
Utility Debt Securitization Authority, Series 2025 TE-2, RB	5.00%	06/15/2037	50	56,708
Utility Debt Securitization Authority, Series 2025 TE-2, RB	5.00%	12/15/2039	60	66,506
Utility Debt Securitization Authority, Series 2025 TE-2, RB	5.00%	12/15/2040	10	10,990
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

380

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Utility Debt Securitization Authority, Series 2025 TE-2, Ref. RB	5.00%	06/15/2035	$15	$16,769
Utility Debt Securitization Authority, Series 2025 TE-2, Ref. RB	5.00%	12/15/2035	10	11,253
				12,621,649
North Carolina-0.62%
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2035	15	16,985
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2037	5	5,549
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2038	25	27,560
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2039	25	27,310
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2040	30	32,483
Nash Health Care Systems, Series 2025, RB	5.75%	02/01/2050	40	42,126
Nash Health Care Systems, Series 2025, RB	5.25%	02/01/2055	20	20,123
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2035	10	11,273
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2039	20	21,688
North Carolina (State of), Series 2025 A, RB	4.00%	05/01/2040	10	9,918
North Carolina (State of), Series 2025 C, Ref. GO Bonds	5.00%	06/01/2035	50	56,782
North Carolina (State of), Series 2025, Ref. RB	5.00%	03/01/2035	10	11,174
North Carolina (State of), Series 2025, Ref. RB	5.00%	03/01/2037	20	21,964
North Carolina (State of), Series 2025, Ref. RB	5.00%	03/01/2038	50	54,432
North Carolina (State of), Series 2025, Ref. RB	5.00%	03/01/2040	5	5,346
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2025 A, Ref. RB	5.00%	06/01/2039	10	10,666
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2025 A, Ref. RB	5.00%	06/01/2040	10	10,580
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2025 A, Ref. RB	5.00%	06/01/2041	5	5,244
Raleigh (City of), NC Combined Enterprise System, Series 2026, Ref. RB	5.00%	12/01/2035	5	5,674
				396,877
North Dakota-0.03%
North Dakota (State of) Housing Finance Agency, Series 2024, Ref. RB	5.00%	10/01/2035	20	22,349
Ohio-2.15%
Allen (County of), OH (Mercy Health), Series 2025, Ref. RB	5.00%	11/01/2039	30	31,808
Franklin (County of), OH, Series 2025, Ref. RB	5.25%	11/01/2055	10	10,316
Greater Cincinnati (Port of), OH Development Authority, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2055	100	99,109
Greater Cincinnati (Port of), OH Development Authority, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2060	20	19,704
JobsOhio Beverage System, Series 2025, Ref. RB	5.00%	01/01/2035	50	56,037
Ohio (State of), Series 2017, Ref. RB	3.25%	01/01/2035	10	9,565
Ohio (State of), Series 2024, Ref. RB	5.00%	01/01/2035	25	27,678
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2035	10	11,249
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2035	10	11,252
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2040	10	10,763
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2043	25	26,621
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	09/15/2035	10	11,258
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2035	30	33,782
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	09/15/2036	10	11,135
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	09/15/2037	45	49,616
Ohio (State of), Series 2025 D, Ref. GO Bonds	5.00%	11/01/2035	10	11,139
Ohio (State of), Series 2026 Z, GO Bonds	5.00%	05/01/2035	5	5,624
Ohio (State of) Water Development Authority, Series 2025 A, RB	5.00%	12/01/2041	40	42,771
Ohio (State of) Water Development Authority, Series 2025, RB	5.00%	12/01/2040	10	10,728
Ohio (State of) Water Development Authority, Series 2025, RB	5.00%	12/01/2041	75	80,195
Ohio (State of) Water Development Authority, Series 2025, RB	5.25%	12/01/2046	50	53,597
Ohio (State of) Water Development Authority, Series 2025, RB	5.25%	12/01/2047	25	26,654
Ohio (State of) Water Development Authority (Drinking Water Assistance Fund), Series 2025, RB	5.00%	12/01/2039	50	54,042
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2025, RB	5.00%	06/01/2035	15	16,937
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2025, RB	5.00%	12/01/2035	230	259,324
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

381

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2035	$10	$11,186
Ohio State University (The), Series 2026, Ref. RB	5.00%	06/01/2035	180	201,645
Summit County Development Finance Authority, Series 2025, RB, (INS - BAM)(a)	5.25%	07/01/2055	50	50,038
Toledo City School District, Series 2025, GO Bonds, (CEP - Ohio School District)	5.00%	12/01/2054	20	20,201
Toledo Lucas County Public Library, Series 2025 A, GO Bonds	5.00%	12/01/2047	60	61,917
Toledo Lucas County Public Library, Series 2025 A, GO Bonds	5.00%	12/01/2050	20	20,358
Toledo Lucas County Public Library, Series 2025 A, GO Bonds	5.00%	12/01/2054	35	35,376
				1,381,625
Oklahoma-0.73%
Oklahoma (State of) Capitol Improvement Authority (Oklahoma Department of Transportation), Series 2025, RB	5.25%	07/01/2055	100	104,019
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2035	10	11,200
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2037	10	11,049
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2038	20	21,892
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2039	50	54,180
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2040	45	48,260
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2041	25	26,503
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2043	10	10,497
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2044	55	57,562
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2050	15	15,743
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2025, RB	5.25%	04/01/2050	50	52,250
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2025, RB	5.00%	04/01/2055	5	5,084
Oklahoma Water Resources Board, Series 2025, RB	5.25%	04/01/2055	50	51,821
				470,060
Oregon-0.85%
Clackamas Community College District, Series 2025, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2045	5	5,238
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2037	55	60,884
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2039	15	16,255
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2041	5	5,333
Oregon (State of), Series 2025, Ref. GO Bonds	5.25%	05/01/2045	5	5,364
Oregon (State of) (Article XI-Q State), Series 2025, Ref. GO Bonds	5.00%	05/01/2035	10	11,257
Oregon (State of) Department of Transportation, Series 2024, RB	5.00%	05/15/2035	5	5,536
Oregon (State of) Facilities Authority (University of Portland), Series 2025, Ref. RB	5.00%	04/01/2055	20	19,661
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2035	35	39,446
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2039	5	5,442
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2040	40	43,156
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2041	15	16,059
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.25%	04/01/2042	5	5,447
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.25%	04/01/2045	30	32,311
Oregon City School District No. 62, Series 2025 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	40	41,154
Portland (City of), OR, Series 2025 A, Ref. RB	5.00%	10/01/2035	20	22,348
Portland (City of), OR, Series 2025 A, Ref. RB	5.00%	10/01/2036	15	16,580
Portland (City of), OR, Series 2025 A, Ref. RB	5.00%	10/01/2037	15	16,398
Portland (City of), OR, Series 2025 A, Ref. RB	5.00%	10/01/2038	5	5,408
Portland (City of), OR, Series 2025 A, Ref. RB	5.00%	10/01/2039	20	21,441
Portland (City of), OR, Series 2025 A, Ref. RB	5.00%	10/01/2054	120	121,277
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2042	25	26,514
				542,509
Pennsylvania-2.39%
Delaware (State of) River Port Authority, Series 2025, Ref. RB	5.00%	01/01/2040	20	21,366
Delaware Valley Regional Finance Authority, Series 2024 A, Ref. RB	4.00%	09/01/2035	45	45,401
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2016 A, Ref. RB	4.00%	07/01/2035	75	72,950
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds, (INS - AGI)(a)	3.00%	02/01/2035	5	4,689
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

382

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	3.00%	05/15/2035	$10	$9,289
Pennsylvania (Commonwealth of), First Series 2024, GO Bonds	5.00%	08/15/2035	20	22,121
Pennsylvania (Commonwealth of), First Series 2026 C, GO Bonds	5.00%	04/01/2035	55	61,681
Pennsylvania (Commonwealth of), Second series 2016, GO Bonds	3.00%	09/15/2035	25	22,799
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2035	10	11,223
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2025, Ref. RB	5.50%	08/15/2055	180	188,571
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2025, Ref. RB	5.25%	08/15/2050	100	104,287
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2025, Ref. RB	5.00%	08/15/2055	15	15,088
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2035	25	27,710
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2025, Ref. RB	5.00%	12/01/2038	5	5,412
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2025, Ref. RB	5.00%	12/01/2039	55	58,951
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2025, Ref. RB	5.00%	12/01/2040	15	15,949
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2026, Ref. RB	5.00%	06/01/2035	5	5,577
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2038	50	54,052
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2039	10	10,711
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2040	5	5,319
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2043	30	31,611
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2045	5	5,208
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2035	40	44,084
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	5.25%	12/01/2053	15	15,564
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	5.25%	12/01/2055	100	102,681
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 B, RB	5.00%	12/01/2053	50	50,529
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, RB	5.00%	12/01/2039	5	5,391
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, RB	5.25%	12/01/2050	5	5,220
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, Ref. RB	5.00%	07/15/2035	5	5,578
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, Ref. RB	5.00%	07/15/2038	10	10,852
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, Ref. RB	5.00%	07/15/2040	10	10,668
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, Ref. RB	5.00%	07/15/2041	10	10,586
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, Ref. RB	5.00%	12/01/2044	20	20,924
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025-I, RB	5.00%	12/01/2037	10	10,993
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025-I, RB	5.00%	12/01/2040	30	32,095
Pennsylvania State University (The), Series 2025 A, Ref. RB	5.00%	09/01/2035	5	5,604
Pennsylvania State University (The), Series 2025 A, Ref. RB	5.25%	09/01/2050	50	52,453
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2035	50	56,326
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2035	15	16,687
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2037	10	10,971
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2038	20	21,781
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2039	20	21,504
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2040	10	10,668
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2041	40	42,351
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2042	10	10,534
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.25%	08/01/2043	100	107,122
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.25%	08/01/2044	25	26,737
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2035	10	11,125
Temple University-of The Commonwealth System of Higher Education, First Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	04/01/2035	10	11,199
				1,530,192
Rhode Island-0.15%
Rhode Island (State of), Series 2025 A, GO Bonds	5.00%	05/01/2044	30	31,571
Rhode Island (State of), Series 2025 A, GO Bonds	5.00%	05/01/2045	5	5,245
Rhode Island Commerce Corp. (Garvee), Series 2024, RB	5.00%	05/15/2035	55	60,235
				97,051
South Carolina-0.42%
ANDERSON CO SD #4 4.625 3/1/2047, Series 2025, GO Bonds	4.63%	03/01/2047	10	10,043
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

383

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
Charleston (City of), SC, Series 2021, Ref. RB	4.00%	01/01/2035	$5	$5,254
Clemson University, Series 2025 A, RB	5.00%	05/01/2055	100	101,842
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2036	10	10,945
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2037	10	10,846
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2038	5	5,374
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2039	5	5,320
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2040	10	10,524
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2041	5	5,242
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2044	5	5,180
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2045	10	10,328
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.00%	12/01/2046	25	25,682
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.25%	12/01/2050	45	46,466
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2045	5	5,164
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2046	10	10,273
				268,483
Tennessee-0.29%
Memphis (City of), TN, Series 2025, RB	5.00%	12/01/2055	15	15,223
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2024 B, GO Bonds	5.00%	01/01/2035	10	11,073
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority, Series 2026 D, Ref. GO Bonds	5.00%	01/01/2035	140	157,336
				183,632
Texas-16.22%
Allen Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	40	42,832
Allen Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	10	10,622
Alvin Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2053	10	10,376
Anna Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	5	5,216
Anna Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	50	51,682
Argyle Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	35	36,320
Arlington Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	20	21,735
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	5	5,547
Austin (City of), TX, Series 2025, Ctfs. Of Obligations	5.00%	09/01/2040	5	5,315
Austin (City of), TX, Series 2025, Ctfs. Of Obligations	5.00%	09/01/2041	10	10,576
Austin (City of), TX, Series 2025, GO Bonds	5.00%	09/01/2042	50	52,690
Austin (City of), TX, Series 2025, GO Bonds	5.00%	09/01/2044	10	10,478
Austin (City of), TX, Series 2025, GO Bonds	5.00%	09/01/2045	10	10,427
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2041	10	10,576
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2042	5	5,269
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2044	10	10,478
Austin (City of), TX, Series 2025, Ref. RB	5.00%	11/15/2044	75	78,427
Austin (City of), TX, Series 2025, Ref. RB	5.00%	11/15/2045	15	15,625
Austin (City of), TX, Series 2025, Ref. RB	5.00%	11/15/2050	50	51,317
Austin (City of), TX, Series 2025, Ref. RB	5.00%	11/15/2055	50	50,931
Austin (City of), TX, Series 2026 A, RB	5.00%	11/15/2035	10	11,194
Austin (City of), TX, Series 2026, Ref. RB	5.00%	11/15/2035	30	33,482
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2035	30	33,288
Bastrop Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2053	50	51,812
Blue Ridge Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.50%	02/15/2055	20	21,074
Board of Regents of the University of North Texas System, Series 2025 A, Ref. RB	5.00%	04/15/2035	10	11,176
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2035	50	55,374
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2035	25	27,996
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2035	15	16,797
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2045	15	15,750
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

384

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2051	$15	$15,338
Board of Regents of the University of Texas System, Series 2026 A, Ref. RB	5.00%	08/15/2035	10	11,198
Carrollton-Farmers Branch Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	50	50,855
Cedar Hill Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2051	10	10,463
Celina Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	35	36,301
Clear Creek Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	20	22,359
Clear Creek Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	25	26,169
Clear Creek Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	10	10,429
Clifton Higher Education Finance Corp., Series 2025, Ref. RB, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	5	5,431
Collin County Community College District, Series 2018, GO Bonds	3.38%	08/15/2035	40	38,096
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	45	49,555
Community Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	100	101,432
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	15	16,489
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	50	54,488
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	50	54,017
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	40	42,802
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	10	10,587
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	35	36,881
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	60	62,885
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	10	10,450
Conroe Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	5	5,496
Conroe Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	5	5,449
Conroe Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	35	37,812
Conroe Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	20	21,401
Conroe Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	10	10,587
Conroe Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	10	10,537
Conroe Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	40	41,923
Corpus Christi (City of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.25%	07/15/2050	50	51,834
Corpus Christi (City of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/15/2055	30	30,292
Crowley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2056	35	36,118
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2035	15	16,610
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	10	10,985
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	25	27,187
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	20	21,547
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	50	53,318
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	50	52,856
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	65	68,426
Denton Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	20	21,158
Dripping Springs Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	10	10,315
Eagle Mountain & Saginaw Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	65	66,087
El Paso (City of), TX, Series 2026, Ref. GO Bonds	5.00%	08/15/2035	50	55,626
El Paso (City of), TX, Series 2026, Ref. GO Bonds	5.00%	08/15/2037	45	49,193
El Paso (City of), TX, Series 2026, Ref. RB	5.00%	03/01/2044	5	5,232
El Paso (City of), TX, Series 2026, Ref. RB	5.00%	03/01/2047	20	20,630
Fairfield Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	10	10,348
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

385

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Farmersville Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	$50	$51,717
Ferris Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	50	50,624
Flour Bluff Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	08/15/2050	5	4,946
Flour Bluff Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	10	10,318
Forney Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2050	50	51,090
Forney Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	30	31,154
Frenship Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2056	50	51,603
Frisco Independent School District, Series 2026, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	40	44,270
Georgetown Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	10	11,172
Georgetown Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.50%	02/15/2037	20	22,755
Georgetown Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	15	15,494
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2035	15	16,535
Harris (County of), TX, Series 2025 A, Ref. GO Bonds	5.25%	09/15/2055	15	15,473
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2039	15	16,038
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2042	80	84,095
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2044	20	20,928
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2045	10	10,396
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2046	85	87,671
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.25%	02/15/2050	10	10,338
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2055	80	80,392
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.25%	02/15/2055	10	10,241
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2035	30	32,642
Hays Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2043	5	5,336
Hays Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2045	5	5,302
Hays Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	100	104,039
Hays Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	50	51,858
Houston (City of), TX, Series 2025 B, RB	5.50%	07/01/2055	45	47,018
Houston Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	10	11,242
Humble Independent School District, Series 2026 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	10	10,095
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2035	35	38,788
Hutto Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2055	50	50,723
Iraan Sheffield Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2055	100	97,833
Judson Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2035	10	11,125
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2035	10	11,165
Leander (City of), TX, Series 2025, GO Bonds	5.00%	08/15/2050	25	25,451
Leander (City of), TX, Series 2025, GO Bonds	5.00%	08/15/2055	50	50,524
Leander Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	20	21,991
Leander Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	35	38,142
Leander Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	50	53,947
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

386

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Leander Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	$25	$26,745
Liberty Hill Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2055	50	50,680
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2035	5	5,476
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2035	5	5,529
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	05/15/2037	25	27,277
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	05/15/2038	5	5,403
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	05/15/2039	10	10,721
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.25%	05/15/2042	20	21,484
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.25%	05/15/2043	10	10,711
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.25%	05/15/2044	20	21,301
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.25%	05/15/2050	70	72,849
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.50%	05/15/2055	55	58,025
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2026, Ref. RB	5.00%	05/15/2035	15	16,588
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2026, Ref. RB	5.00%	05/15/2038	10	10,768
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2026, Ref. RB	5.00%	05/15/2039	10	10,683
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2026, Ref. RB	5.00%	05/15/2040	10	10,597
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2026, Ref. RB	5.00%	05/15/2042	50	52,509
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2026, Ref. RB	5.00%	05/15/2046	50	51,407
Mansfield Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	55	56,502
Mansfield Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	35	36,325
Medina Valley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2050	10	9,949
Medina Valley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	75	77,946
Medina Valley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2060	100	103,085
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	40	42,263
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2044	10	10,540
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	5	5,229
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2052	100	104,512
Needville Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	50	50,836
New Braunfels (City of), TX, Series 2025, Ref. RB	4.75%	07/01/2056	5	4,952
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.25%	08/15/2040	10	10,791
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.25%	08/15/2041	40	42,926
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.25%	08/15/2042	25	26,736
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.25%	08/15/2043	35	37,304
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.25%	08/15/2044	15	15,927
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.25%	08/15/2045	15	15,889
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

387

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.00%	08/15/2052	$100	$100,654
North East Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2035	10	11,081
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2035	40	44,227
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2038	30	32,337
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2041	15	15,825
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2042	5	5,264
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2043	250	261,998
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2044	25	26,068
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2045	10	10,372
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2051	20	20,337
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2055	40	40,346
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2035	15	16,730
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2035	30	32,849
North Texas Tollway Authority, Series 2025 A, Ref. RB	5.00%	01/01/2037	5	5,471
North Texas Tollway Authority, Series 2025 A, Ref. RB	5.00%	01/01/2039	155	166,692
Northside Independent School District, Series 2026, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2035	60	67,092
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	135	137,834
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	50	50,473
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	180	185,423
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2035	25	28,525
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2035	25	27,680
Permanent University Fund - University of Texas System, Series 2024 B, Ref. RB	5.00%	07/01/2035	10	11,196
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2035	65	72,775
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2043	50	52,830
Permanent University Fund - University of Texas System, Series 2026 A, Ref. RB	5.00%	07/01/2035	10	11,196
Port Arthur Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	105	106,503
Princeton Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	50	51,190
Princeton Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	5	5,165
Prosper Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	55	56,193
Prosper Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	40	41,571
Prosper Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	100	104,143
Red Oak Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	55	56,889
Red River Education Finance Corp., Series 2024, Ref. RB	5.00%	03/15/2035	50	55,597
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2035	5	5,599
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2037	5	5,518
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2039	25	26,938
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2040	20	21,305
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2041	30	31,680
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2042	25	26,366
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2043	10	10,518
Round Rock Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2046	20	20,852
Royse (City of), TX Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	35	36,227
Royse (City of), TX Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2058	165	169,284
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

388

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2035	$5	$5,533
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2039	20	21,490
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2040	20	21,353
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2041	15	15,916
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2043	50	52,676
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2044	60	63,130
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2049	45	47,095
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2054	60	62,169
San Antonio (City of), TX, Series 2024 E, RB	5.00%	02/01/2040	10	10,676
San Antonio (City of), TX, Series 2024 E, RB	5.00%	02/01/2044	10	10,522
San Antonio (City of), TX, Series 2024 E, Ref. RB	5.25%	02/01/2049	30	31,396
San Antonio (City of), TX, Series 2024, RB	5.00%	02/01/2041	25	26,526
San Antonio (City of), TX, Series 2024, RB	5.00%	02/01/2042	15	15,854
San Antonio (City of), TX, Series 2025 B, Ref. RB	5.00%	02/01/2035	10	11,125
San Antonio (City of), TX, Series 2025 C, Ref. RB	5.00%	05/15/2044	10	10,515
San Antonio (City of), TX, Series 2025, Ref. GO Bonds	5.00%	02/01/2035	10	11,156
San Antonio (City of), TX Water System, Series 2025 A, Ref. RB	5.00%	05/15/2035	10	11,186
San Antonio (City of), TX Water System, Series 2025 A, Ref. RB	5.00%	05/15/2037	5	5,483
San Antonio (City of), TX Water System, Series 2025 A, Ref. RB	5.00%	05/15/2039	15	16,139
San Antonio (City of), TX Water System, Series 2025 C, Ref. RB	5.00%	05/15/2038	50	54,303
San Antonio (City of), TX Water System, Series 2025 C, Ref. RB	5.00%	05/15/2040	10	10,672
San Antonio (City of), TX Water System, Series 2025 C, Ref. RB	5.00%	05/15/2041	50	53,063
San Antonio (City of), TX Water System, Series 2025 C, Ref. RB	5.00%	05/15/2043	5	5,277
San Antonio (City of), TX Water System, Series 2025 C, Ref. RB	5.00%	05/15/2045	5	5,243
Seguin (City of), TX, Series 2025, Ctfs. of Obligations	5.50%	09/01/2059	50	53,262
Sherman Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	20	20,352
Spring Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	5	5,326
Spring Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	50	53,002
Spring Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2042	15	16,123
Spring Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	150	155,104
Springtown Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	5	5,076
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2035	5	5,505
Tarrant County Cultural Education Facilities Finance Corp., Series 2025 A, RB	5.00%	11/15/2039	15	15,937
Tarrant County Cultural Education Facilities Finance Corp., Series 2025 A, RB	5.50%	11/15/2052	75	78,702
Tarrant County Cultural Education Facilities Finance Corp., Series 2025 A, RB	5.00%	11/15/2055	25	25,056
Tarrant County Cultural Education Facilities Finance Corp., Series 2025, Ref. RB	5.00%	12/01/2040	5	5,252
Tarrant County Cultural Education Facilities Finance Corp., Series 2025, Ref. RB	5.00%	12/01/2041	50	52,384
Tarrant County Cultural Education Facilities Finance Corp., Series 2025, Ref. RB	5.00%	12/01/2042	25	26,094
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2025 A, RB	5.00%	11/15/2040	5	5,286
Tarrant County Cultural Education Facilities Finance Corp. (Cook Childrens Medical Center), Series 2025, Ref. RB	5.00%	12/01/2043	50	51,907
Terrell Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2050	15	15,629
Terrell Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2055	100	103,757
Texas (State of), Series 2025 E, GO Bonds	4.75%	02/01/2056	105	103,338
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2040	80	85,705
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2041	25	26,654
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2042	35	37,213
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2043	40	42,351
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2044	40	42,156
Texas (State of) Transportation Commission, Series 2026, Ref. GO Bonds	5.00%	04/01/2035	10	11,183
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2035	10	10,879
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2035	30	32,572
Texas (State of) Water Development Board, Series 2019, RB	3.00%	10/15/2035	50	45,622
Texas (State of) Water Development Board, Series 2020, RB	3.00%	10/15/2035	15	13,687
Texas (State of) Water Development Board, Series 2025, RB	5.00%	10/15/2035	45	50,443
Texas (State of) Water Development Board, Series 2025, RB	5.00%	10/15/2040	110	117,241
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	10/15/2038	10	10,869
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.00%	10/15/2039	100	97,058
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

389

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	10/15/2042	$210	$222,012
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	10/15/2044	45	47,260
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.50%	10/15/2045	20	19,645
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.75%	10/15/2050	50	49,440
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.75%	10/15/2055	115	112,191
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.80%	10/15/2056	120	117,904
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2035	10	11,076
Texas State University Board of Regents, Series 2025 A, Ref. RB	5.00%	02/15/2045	30	31,243
Texas State University Board of Regents, Series 2026 A, Ref. RB	5.00%	03/15/2035	10	11,104
Texas Transportation Finance Corp., Series 2025 A, RB	5.00%	10/01/2043	70	73,949
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2037	30	32,887
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2038	20	21,724
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2039	25	26,931
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2040	25	26,729
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2041	70	74,480
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2042	50	53,038
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2044	35	36,800
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2045	40	41,796
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2050	100	102,849
Texas Transportation Finance Corp., Series 2025, RB	5.25%	10/01/2050	100	105,066
Texas Transportation Finance Corp., Series 2025, RB	5.25%	10/01/2055	60	62,525
Travis County Healthcare District, Series 2025, GO Bonds	5.00%	03/01/2050	50	51,076
Venus Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	50	51,960
Waller Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	50	52,091
Willis Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2055	30	29,350
				10,397,672
Utah-0.47%
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.00%	06/01/2040	30	31,744
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.25%	06/01/2042	5	5,364
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.25%	06/01/2044	15	16,013
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.25%	06/01/2045	5	5,324
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.50%	06/01/2050	20	21,182
Local Building Authority of Alpine School District (West School District), Series 2025, RB	5.00%	03/15/2043	30	31,361
Local Building Authority of Alpine School District (West School District), Series 2025, RB	5.00%	03/15/2045	15	15,558
Salt Lake City (City of), UT, Series 2025, RB	5.00%	02/01/2050	50	51,648
Utah (State of) Transit Authority, Series 2007 A, Ref. RB, (INS - NATL)(a)	5.00%	06/15/2035	25	27,846
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2035	35	38,960
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2037	10	11,067
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2043	35	37,094
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2044	10	10,533
				303,694
Virginia-0.41%
Fairfax (County of), VA, Series 2026 A, GO Bonds	4.00%	10/01/2036	20	20,462
Henrico (County of), VA Economic Development Authority (Bon Secours Mercy Health), Series 2025, Ref. RB	5.00%	11/01/2035	45	49,628
Henrico (County of), VA Economic Development Authority (Bon Secours Mercy Health), Series 2025, Ref. RB	5.00%	11/01/2048	10	10,091
Richmond (City of), VA, Series 2026 B, Ref. RB	5.00%	01/15/2035	5	5,631
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, RB	3.00%	02/01/2035	70	65,081
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

390

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2019 A, RB	3.00%	02/01/2035	$10	$9,241
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2035	10	11,068
Virginia (Commonwealth of) Public Building Authority, Series 2025 A, RB	5.00%	08/01/2039	10	10,833
Virginia (Commonwealth of) Public Building Authority, Series 2025 A, RB	5.00%	08/01/2040	30	32,295
Virginia (Commonwealth of) Public Building Authority, Series 2025 A, RB	5.00%	08/01/2041	5	5,354
Virginia (Commonwealth of) Public Building Authority, Series 2025 A, RB	5.00%	08/01/2043	10	10,613
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2035	10	11,065
Virginia Small Business Financing Authority, Series 2025, Ref. RB	5.25%	06/15/2055	20	20,314
				261,676
Washington-5.01%
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2035	15	16,622
Energy Northwest (Columbia Generating Station), Series 2025, Ref. RB	5.00%	07/01/2035	65	72,933
Energy Northwest (Columbia Generating Station), Series 2025, Ref. RB	5.00%	07/01/2037	25	27,414
Energy Northwest (Columbia Generating Station), Series 2025, Ref. RB	5.00%	07/01/2038	130	141,500
Energy Northwest (Columbia Generating Station), Series 2025, Ref. RB	5.00%	07/01/2041	30	31,802
Energy Northwest (Columbia Generating Station), Series 2025, Ref. RB	5.00%	07/01/2042	15	15,824
Energy Northwest (Columbia Generating Station), Series 2025, Ref. RB	5.00%	07/01/2043	25	26,266
Energy Northwest (No. 1), Series 2025 A, Ref. RB	5.00%	07/01/2035	50	56,102
Energy Northwest (No. 1), Series 2025 A, Ref. RB	5.00%	07/01/2040	20	21,371
Energy Northwest (No. 3), Series 2025 A, Ref. RB	5.00%	07/01/2039	35	37,749
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2035	110	122,823
King (County of), WA, Series 2024 B, Ref. RB	5.00%	07/01/2035	75	83,438
King (County of), WA Public Hospital District No. 2 (Evergreen Health), Series 2026, GO Bonds	5.50%	12/01/2050	15	15,697
King County School District No. 401 Highline, Series 2025, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2044	10	10,514
Pierce County School District No 320 Sumner, Series 2025, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2036	10	11,148
Pierce County School District No 320 Sumner, Series 2025, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2037	55	60,718
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2038	20	21,869
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2039	10	10,793
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2040	10	10,690
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2041	10	10,634
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2042	50	52,988
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	02/01/2035	5	5,629
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	02/01/2037	10	11,127
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	02/01/2038	10	11,026
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	02/01/2039	20	21,847
Seattle (City of), WA, Series 2025, Ref. RB	5.25%	02/01/2055	55	57,351
Seattle (Port of), WA, Series 2025, RB	5.25%	10/01/2050	55	57,467
Snohomish (County of), WA Public Utility District No. 1, Series 2025 A, Ref. RB	5.25%	12/01/2055	5	5,182
Snohomish (County of), WA Public Utility District No. 1, Series 2025 B, Ref. RB	5.00%	12/01/2038	15	16,445
Snohomish (County of), WA Public Utility District No. 1, Series 2025 B, Ref. RB	5.00%	12/01/2039	45	48,847
Snohomish (County of), WA Public Utility District No. 1, Series 2025 B, Ref. RB	5.00%	12/01/2040	15	16,155
Tacoma (City of), WA, Series 2025 B, Ref. RB	5.00%	01/01/2035	5	5,600
Tacoma (City of), WA (Green Bonds), Series 2025 A, RB	5.25%	01/01/2055	60	61,887
University of Washington, Series 2024 A, RB	5.00%	04/01/2035	20	22,156
University of Washington, Series 2025 A, Ref. RB	5.00%	04/01/2037	50	55,001
Washington (State of), Series 2023, GO Bonds	5.00%	02/01/2035	70	77,611
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2035	15	16,666
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

391

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2035	$20	$22,175
Washington (State of), Series 2024 C, Ref. GO Bonds	5.00%	08/01/2035	5	5,552
Washington (State of), Series 2024 R, Ref. GO Bonds	5.00%	07/01/2035	5	5,554
Washington (State of), Series 2024 R, Ref. GO Bonds	5.00%	07/01/2037	20	21,913
Washington (State of), Series 2024 R, Ref. GO Bonds	5.00%	07/01/2039	10	10,755
Washington (State of), Series 2024, GO Bonds	5.00%	07/01/2035	40	44,678
Washington (State of), Series 2024, GO Bonds	5.00%	07/01/2038	40	43,427
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2043	50	52,780
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2044	15	15,751
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2045	95	99,374
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2046	40	41,644
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2047	15	15,530
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2035	15	16,850
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2038	10	10,898
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2042	150	158,549
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2045	30	31,306
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2035	15	16,870
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2037	20	22,007
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2038	50	54,491
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2039	15	16,186
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2040	60	64,193
Washington (State of), Series 2025, GO Bonds	5.00%	07/01/2035	50	56,224
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2037	5	5,499
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2039	15	16,194
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2040	15	16,054
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2041	15	15,937
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2042	25	26,479
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2044	20	20,979
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2046	30	31,211
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2049	35	35,935
Washington (State of) (Bid Group 2), Series 2025 C, GO Bonds	5.00%	02/01/2037	65	71,506
Washington (State of) (Bid Group 2), Series 2025 C, GO Bonds	5.00%	02/01/2039	10	10,805
Washington (State of) (Bid Group 2), Series 2025 C, GO Bonds	5.00%	02/01/2040	50	53,544
Washington (State of) (Bid Group 2), Series 2025 C, GO Bonds	5.00%	02/01/2041	50	53,038
Washington (State of) (Bid Group 2), Series 2026 R-C, Ref. GO Bonds	5.00%	08/01/2035	50	56,234
Washington (State of) (Bid Group 3), Series 2025 C, GO Bonds	5.00%	02/01/2043	35	36,863
Washington (State of) (Bidding Group 1), Series 2025 A, GO Bonds	5.00%	08/01/2035	50	56,234
Washington (State of) (Bidding Group 1), Series 2025 A, GO Bonds	5.00%	08/01/2038	30	32,695
Washington (State of) (Bidding Group 1), Series 2025 A, GO Bonds	5.00%	08/01/2039	50	53,954
Washington (State of) Health Care Facilities Authority, Series 2025 A, Ref. RB	5.25%	09/01/2050	80	81,791
Washington (State of) Health Care Facilities Authority, Series 2025 A, Ref. RB	5.50%	09/01/2055	100	103,382
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2025 A, Ref. RB	5.00%	09/01/2045	5	5,090
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2026, RB	5.00%	10/01/2035	95	103,695
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2025, RB	5.00%	10/01/2035	135	147,139
				3,209,857
West Virginia-0.36%
West Virginia (State of) Hospital Finance Authority (United Health System Obligated), Series 2025, RB	5.50%	06/01/2050	210	219,040
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group), Series 2016, Ref. RB	4.00%	06/01/2035	10	9,895
West Virginia Hospital Finance Authority, Series 2025, RB	5.25%	06/01/2042	5	5,288
				234,223
Wisconsin-0.54%
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2035	20	22,244
Wisconsin (State of), Series 2025-1, Ref. GO Bonds	5.00%	05/01/2035	10	11,249
Wisconsin (State of), Series 2025-2, Ref. GO Bonds	5.00%	05/01/2038	5	5,455
Wisconsin (State of), Series 2025-3, GO Bonds	5.00%	05/01/2035	25	28,122
Wisconsin (State of), Series 2026 A, GO Bonds	5.00%	05/01/2035	10	11,249
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

392

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sister Credit Group), Series 2025, Ref. RB, (INS - AGI)(a)	5.25%	08/15/2045	$10	$10,526
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sister Credit Group), Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	08/15/2048	65	66,723
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc.), Series 2025, RB	5.25%	08/15/2050	40	40,862
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Credit Group), Series 2025, Ref. RB	5.50%	08/15/2048	50	52,394
Wisconsin (State of) Public Finance Authority, Series 2025, RB	5.00%	07/01/2035	90	98,360
				347,184
TOTAL INVESTMENTS IN SECURITIES(d)-98.46% (Cost $64,807,043)				63,127,061
OTHER ASSETS LESS LIABILITIES-1.54%				988,927
NET ASSETS-100.00%				$64,115,988

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

393

Statements of Assets and Liabilities
August 31, 2026

	Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	Invesco BulletShares 2028 Municipal Bond ETF (BSMS)	Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
Assets:
Investments in securities, at value	$236,474,329	$353,078,372	$319,480,516	$286,653,316
Cash	29,486,034	634,505	595,206	1,084,119
Receivable for:
Dividends and interest	2,541,938	4,200,270	3,905,031	3,477,469
Investments sold	205,000	394,469	1,081,601	20,000
Fund shares sold	-	-	-	1,050
Total assets	268,707,301	358,307,616	325,062,354	291,235,954
Liabilities:
Payable for:
Investments purchased	200,282	503,140	1,538,764	912,167
Accrued unitary management fees	41,382	53,438	48,582	43,578
Total liabilities	241,664	556,578	1,587,346	955,745
Net Assets	$268,465,637	$357,751,038	$323,475,008	$290,280,209
Net assets consist of:
Shares of beneficial interest	$270,068,192	$359,383,041	$325,884,903	$294,046,136
Distributable earnings (loss)	(1,602,555)	(1,632,003)	(2,409,895)	(3,765,927)
Net Assets	$268,465,637	$357,751,038	$323,475,008	$290,280,209
Shares outstanding (unlimited amount authorized, $0.01 par value)	11,400,001	15,200,001	13,900,001	12,700,001
Net asset value	$23.55	$23.54	$23.27	$22.86
Market price	$23.52	$23.59	$23.33	$22.89
Investments in securities, at cost	$236,789,698	$353,748,907	$320,573,427	$288,620,444
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

394

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	Invesco BulletShares 2031 Municipal Bond ETF (BSMV)	Invesco BulletShares 2032 Municipal Bond ETF (BSMW)	Invesco BulletShares 2033 Municipal Bond ETF (BSSX)	Invesco BulletShares 2034 Municipal Bond ETF (BSMY)	Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)

$279,597,742	$189,544,457	$213,219,824	$138,795,542	$136,205,691	$63,127,061
94,845	205,056	258,185	157,640	193,048	234,355

3,389,758	2,275,577	2,527,216	1,716,774	1,647,202	763,219
-	-	-	-	45,000	-
571	-	-	-	-	-
283,082,916	192,025,090	216,005,225	140,669,956	138,090,941	64,124,635

-	-	-	-	-	-
42,568	28,974	32,772	20,641	21,300	8,647
42,568	28,974	32,772	20,641	21,300	8,647
$283,040,348	$191,996,116	$215,972,453	$140,649,315	$138,069,641	$64,115,988

$288,370,048	$196,235,161	$220,231,423	$144,059,662	$140,836,938	$65,831,440
(5,329,700)	(4,239,045)	(4,258,970)	(3,410,347)	(2,767,297)	(1,715,452)
$283,040,348	$191,996,116	$215,972,453	$140,649,315	$138,069,641	$64,115,988
13,100,001	9,300,001	8,800,001	5,600,001	5,800,001	2,600,001
$21.61	$20.64	$24.54	$25.12	$23.81	$24.66
$21.65	$20.69	$24.58	$25.07	$23.85	$24.73
$283,018,525	$192,023,607	$216,928,730	$142,050,572	$138,890,171	$64,807,043

395

Statements of Operations
For the year ended August 31, 2026

	Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	Invesco BulletShares 2028 Municipal Bond ETF (BSMS)	Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
Investment income:
Interest income	$8,597,863	$9,162,569	$8,100,118	$7,263,791
Total investment income	8,597,863	9,162,569	8,100,118	7,263,791
Expenses:
Unitary management fees	529,120	568,796	491,515	447,822
Net investment income	8,068,743	8,593,773	7,608,603	6,815,969
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investments	(157,647)	36,233	(213,377)	(229,644)
Change in net unrealized appreciation (depreciation) on unaffiliated investment securities	(192,020)	(427,590)	(542,095)	(750,006)
Net realized and unrealized gain (loss)	(349,667)	(391,357)	(755,472)	(979,650)
Net increase (decrease) in net assets resulting from operations	$7,719,076	$8,202,416	$6,853,131	$5,836,319

(a)	For the period September 15, 2025 (commencement of investment operations) through August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

396

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	Invesco BulletShares 2031 Municipal Bond ETF (BSMV)	Invesco BulletShares 2032 Municipal Bond ETF (BSMW)	Invesco BulletShares 2033 Municipal Bond ETF (BSSX)	Invesco BulletShares 2034 Municipal Bond ETF (BSMY)	Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)(a)

$7,007,234	$5,121,819	$5,758,015	$4,067,128	$4,019,414	$1,207,304
7,007,234	5,121,819	5,758,015	4,067,128	4,019,414	1,207,304

421,226	295,269	300,669	207,623	189,847	56,799
6,586,008	4,826,550	5,457,346	3,859,505	3,829,567	1,150,505

(158,809)	(12,336)	(147,368)	(22,348)	49,277	(50,879)
(1,818,002)	(1,837,150)	(1,501,457)	(408,943)	(1,931,763)	(1,679,982)
(1,976,811)	(1,849,486)	(1,648,825)	(431,291)	(1,882,486)	(1,730,861)
$4,609,197	$2,977,064	$3,808,521	$3,428,214	$1,947,081	$(580,356)

397

Statements of Changes in Net Assets
For the years ended August 31, 2026 and 2025

	Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)		Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
	2026	2025	2026	2025
Operations:
Net investment income	$8,068,743	$7,113,266	$8,593,773	$6,281,732
Net realized gain (loss)	(157,647)	(600,696)	36,233	(992,058)
Change in net unrealized appreciation (depreciation)	(192,020)	(73,977)	(427,590)	(8,685)
Net increase in net assets resulting from operations	7,719,076	6,438,593	8,202,416	5,280,989
Distributions to Shareholders from:
Distributable earnings	(8,063,272)	(7,156,280)	(8,571,539)	(6,307,267)
Shareholder Transactions:
Proceeds from shares sold	28,340,421	75,437,520	89,759,009	101,180,004
Value of shares repurchased	(49,545,823)	-	-	-
Transaction fees	5,908	76,666	49,713	76,636
Net increase (decrease) in net assets resulting from share transactions	(21,199,494)	75,514,186	89,808,722	101,256,640
Net increase (decrease) in net assets	(21,543,690)	74,796,499	89,439,599	100,230,362
Net assets:
Beginning of year	290,009,327	215,212,828	268,311,439	168,081,077
End of year	$268,465,637	$290,009,327	$357,751,038	$268,311,439
Changes in Shares Outstanding:
Shares sold	1,200,000	3,200,000	3,800,000	4,300,000
Shares repurchased	(2,100,000)	-	-	-
Shares outstanding, beginning of year	12,300,001	9,100,001	11,400,001	7,100,001
Shares outstanding, end of year	11,400,001	12,300,001	15,200,001	11,400,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

398

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)		Invesco BulletShares 2029 Municipal Bond ETF (BSMT)		Invesco BulletShares 2030 Municipal Bond ETF (BSMU)		Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
2026	2025	2026	2025	2026	2025	2026	2025

$7,608,603	$4,586,336	$6,815,969	$4,837,862	$6,586,008	$4,249,243	$4,826,550	$2,843,264
(213,377)	(474,640)	(229,644)	(971,899)	(158,809)	(688,936)	(12,336)	(828,165)
(542,095)	(286,854)	(750,006)	(820,650)	(1,818,002)	(1,571,160)	(1,837,150)	(1,154,742)
6,853,131	3,824,842	5,836,319	3,045,313	4,609,197	1,989,147	2,977,064	860,357

(7,627,238)	(4,595,976)	(6,818,376)	(4,858,255)	(6,559,475)	(4,281,667)	(4,838,678)	(2,835,124)

110,038,204	92,875,807	89,967,484	80,218,356	109,545,653	65,306,133	79,953,475	41,603,620
-	-	-	-	-	-	-	-
76,170	104,395	71,954	86,091	106,172	54,711	73,787	52,076
110,114,374	92,980,202	90,039,438	80,304,447	109,651,825	65,360,844	80,027,262	41,655,696
109,340,267	92,209,068	89,057,381	78,491,505	107,701,547	63,068,324	78,165,648	39,680,929

214,134,741	121,925,673	201,222,828	122,731,323	175,338,801	112,270,477	113,830,468	74,149,539
$323,475,008	$214,134,741	$290,280,209	$201,222,828	$283,040,348	$175,338,801	$191,996,116	$113,830,468

4,700,000	4,000,000	3,900,000	3,500,000	5,000,000	3,000,000	3,800,000	2,000,000
-	-	-	-	-	-	-	-
9,200,001	5,200,001	8,800,001	5,300,001	8,100,001	5,100,001	5,500,001	3,500,001
13,900,001	9,200,001	12,700,001	8,800,001	13,100,001	8,100,001	9,300,001	5,500,001

399

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2026 and 2025

	Invesco BulletShares 2032 Municipal Bond ETF (BSMW)		Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
	2026	2025	2026	2025
Operations:
Net investment income	$5,457,346	$3,233,453	$3,859,505	$2,309,159
Net realized gain (loss)	(147,368)	(419,075)	(22,348)	(136,393)
Change in net unrealized appreciation (depreciation)	(1,501,457)	(3,267,422)	(408,943)	(3,089,257)
Net increase (decrease) in net assets resulting from operations	3,808,521	(453,044)	3,428,214	(916,491)
Distributions to Shareholders from:
Distributable earnings	(5,443,869)	(3,291,904)	(3,864,023)	(2,302,434)
Shareholder Transactions:
Proceeds from shares sold	102,665,303	42,294,459	51,283,945	43,285,976
Transaction fees	137,787	43,671	51,495	76,673
Net increase in net assets resulting from share transactions	102,803,090	42,338,130	51,335,440	43,362,649
Net increase in net assets	101,167,742	38,593,182	50,899,631	40,143,724
Net assets:
Beginning of year	114,804,711	76,211,529	89,749,684	49,605,960
End of year	$215,972,453	$114,804,711	$140,649,315	$89,749,684
Changes in Shares Outstanding:
Shares sold	4,100,000	1,700,000	2,000,000	1,700,000
Shares outstanding, beginning of year	4,700,001	3,000,001	3,600,001	1,900,001
Shares outstanding, end of year	8,800,001	4,700,001	5,600,001	3,600,001

(a)	For the period September 9, 2024 (commencement of investment operations) through August 31, 2025.
(b)	For the period September 15, 2025 (commencement of investment operations) through August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

400

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)		Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)
2026	2025(a)	2026(b)

$3,829,567	$800,365	$1,150,505
49,277	(167,571)	(50,879)
(1,931,763)	(752,717)	(1,679,982)
1,947,081	(119,923)	(580,356)

(3,840,496)	(753,959)	(1,135,096)

83,165,929	57,440,784	65,736,213
134,494	95,731	95,227
83,300,423	57,536,515	65,831,440
81,407,008	56,662,633	64,115,988

56,662,633	-	-
$138,069,641	$56,662,633	$64,115,988

3,400,000	2,400,001	2,600,001
2,400,001	-	-
5,800,001	2,400,001	2,600,001

401

Financial Highlights
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$23.58	$23.65	$23.29	$23.58	$25.99
Net investment income(a)	0.65	0.66	0.64	0.57	0.33
Net realized and unrealized gain (loss) on investments	(0.03)	(0.08)	0.32	(0.35)	(2.48)
Total from investment operations	0.62	0.58	0.96	0.22	(2.15)
Distributions to shareholders from:
Net investment income	(0.65)	(0.66)	(0.63)	(0.56)	(0.30)
Transaction fees(a)	0.00 (b)	0.01	0.03	0.05	0.04
Net asset value at end of year	$23.55	$23.58	$23.65	$23.29	$23.58
Market price at end of year(c)	$23.52	$23.55	$23.68	$23.36	$23.61
Net Asset Value Total Return(d)	2.65%	2.53%	4.30%	1.16%	(8.16)%
Market Price Total Return(d)	2.65%	2.27%	4.11%	1.33%	(8.32)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$268,466	$290,009	$215,213	$114,135	$42,441
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	2.74%	2.80%	2.73%	2.42%	1.36%
Portfolio turnover rate(e)	46%	17%	5%	7%	11%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

402

Financial Highlights—(continued)
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$23.54	$23.67	$23.31	$23.56	$25.91
Net investment income(a)	0.64	0.67	0.66	0.61	0.30
Net realized and unrealized gain (loss) on investments	(0.00)(b)	(0.14)	0.32	(0.35)	(2.40)
Total from investment operations	0.64	0.53	0.98	0.26	(2.10)
Distributions to shareholders from:
Net investment income	(0.64)	(0.67)	(0.65)	(0.57)	(0.28)
Transaction fees(a)	0.00 (c)	0.01	0.03	0.06	0.03
Net asset value at end of year	$23.54	$23.54	$23.67	$23.31	$23.56
Market price at end of year(d)	$23.59	$23.55	$23.68	$23.36	$23.58
Net Asset Value Total Return(e)	2.73%	2.31%	4.40%	1.37%	(8.03)%
Market Price Total Return(e)	2.90%	2.31%	4.22%	1.50%	(8.09)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$357,751	$268,311	$168,081	$90,900	$25,919
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	2.72%	2.85%	2.82%	2.59%	1.23%
Portfolio turnover rate(f)	22%	16%	1%	2%	9%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $(0.005).
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

403

Financial Highlights—(continued)
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$23.28	$23.45	$23.05	$23.27	$26.31
Net investment income(a)	0.65	0.67	0.66	0.58	0.34
Net realized and unrealized gain (loss) on investments	(0.02)	(0.20)	0.35	(0.31)	(3.03)
Total from investment operations	0.63	0.47	1.01	0.27	(2.69)
Distributions to shareholders from:
Net investment income	(0.65)	(0.66)	(0.64)	(0.54)	(0.33)
Net realized gains	-	-	-	-	(0.03)
Total distributions	(0.65)	(0.66)	(0.64)	(0.54)	(0.36)
Transaction fees(a)	0.01	0.02	0.03	0.05	0.01
Net asset value at end of year	$23.27	$23.28	$23.45	$23.05	$23.27
Market price at end of year(b)	$23.33	$23.34	$23.40	$23.12	$23.27
Net Asset Value Total Return(c)	2.76%	2.15%	4.59%	1.40%	(10.23)%
Market Price Total Return(c)	2.75%	2.63%	4.05%	1.70%	(10.41)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$323,475	$214,135	$121,926	$69,137	$20,942
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	2.79%	2.87%	2.83%	2.50%	1.36%
Portfolio turnover rate(d)	25%	11%	5%	4%	6%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

404

Financial Highlights—(continued)
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$22.87	$23.16	$22.67	$22.89	$26.18
Net investment income(a)	0.63	0.66	0.65	0.58	0.36
Net realized and unrealized gain (loss) on investments	(0.02)	(0.31)	0.43	(0.29)	(3.31)
Total from investment operations	0.61	0.35	1.08	0.29	(2.95)
Distributions to shareholders from:
Net investment income	(0.63)	(0.65)	(0.63)	(0.55)	(0.36)
Transaction fees(a)	0.01	0.01	0.04	0.04	0.02
Net asset value at end of year	$22.86	$22.87	$23.16	$22.67	$22.89
Market price at end of year(b)	$22.89	$22.89	$23.16	$22.70	$22.91
Net Asset Value Total Return(c)	2.71%	1.60%	5.02%	1.44%	(11.28)%
Market Price Total Return(c)	2.75%	1.69%	4.87%	1.48%	(11.41)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$290,280	$201,223	$122,731	$47,616	$18,314
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	2.74%	2.87%	2.83%	2.53%	1.48%
Portfolio turnover rate(d)	30%	11%	0%(e)	6%	13%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(e)	Amount represents less than 0.5%.
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$21.65	$22.01	$21.52	$21.71	$25.61
Net investment income(a)	0.62	0.64	0.63	0.58	0.44
Net realized and unrealized gain (loss) on investments	(0.06)	(0.37)	0.46	(0.24)	(4.01)
Total from investment operations	0.56	0.27	1.09	0.34	(3.57)
Distributions to shareholders from:
Net investment income	(0.61)	(0.64)	(0.63)	(0.57)	(0.41)
Transaction fees(a)	0.01	0.01	0.03	0.04	0.08
Net asset value at end of year	$21.61	$21.65	$22.01	$21.52	$21.71
Market price at end of year(b)	$21.65	$21.64	$21.98	$21.56	$21.72
Net Asset Value Total Return(c)	2.63%	1.30%	5.26%	1.77%	(13.72)%
Market Price Total Return(c)	2.86%	1.39%	4.91%	1.91%	(13.95)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$283,040	$175,339	$112,270	$51,639	$23,878
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	2.81%	2.93%	2.92%	2.68%	1.89%
Portfolio turnover rate(d)	10%	11%	3%	11%	28%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

405

Financial Highlights—(continued)
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
	Years Ended August 31,				For the Period September 13, 2021(a) Through August 31, 2022
	2026	2025	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$20.70	$21.19	$20.67	$20.72	$25.00
Net investment income(b)	0.62	0.64	0.64	0.54	0.41
Net realized and unrealized gain (loss) on investments	(0.07)	(0.51)	0.48	(0.10)	(4.37)
Total from investment operations	0.55	0.13	1.12	0.44	(3.96)
Distributions to shareholders from:
Net investment income	(0.62)	(0.63)	(0.63)	(0.54)	(0.38)
Transaction fees(b)	0.01	0.01	0.03	0.05	0.06
Net asset value at end of period	$20.64	$20.70	$21.19	$20.67	$20.72
Market price at end of period(c)	$20.69	$20.76	$21.15	$20.71	$20.70
Net Asset Value Total Return(d)	2.67%	0.68%	5.64%	2.38%	(15.72)%(e)
Market Price Total Return(d)	2.62%	1.16%	5.23%	2.67%	(15.80)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$191,996	$113,830	$74,150	$28,943	$12,433
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18%	0.18%(f)
Net investment income	2.94%	3.06%	3.08%	2.61%	1.93%(f)
Portfolio turnover rate(g)	5%	21%	5%	6%	52%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to August 31, 2022 was (15.51)%. The market price total return from Fund Inception to August 31, 2022 was (15.86)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

406

Financial Highlights—(continued)
Invesco BulletShares 2032 Municipal Bond ETF (BSMW)
	Years Ended August 31,			For the Period February 27, 2023(a) Through August 31, 2023
	2026	2025	2024
Per Share Operating Performance:
Net asset value at beginning of period	$24.43	$25.40	$24.79	$25.00
Net investment income(b)	0.82	0.83	0.86	0.41
Net realized and unrealized gain (loss) on investments	0.08 (c)	(0.97)	0.52	(0.36)
Total from investment operations	0.90	(0.14)	1.38	0.05
Distributions to shareholders from:
Net investment income	(0.81)	(0.84)	(0.83)	(0.37)
Net realized gains	-	(0.00)(d)	-	-
Total distributions	(0.81)	(0.84)	(0.83)	(0.37)
Transaction fees(b)	0.02	0.01	0.06	0.11
Net asset value at end of period	$24.54	$24.43	$25.40	$24.79
Market price at end of period(e)	$24.58	$24.47	$25.42	$24.82
Net Asset Value Total Return(f)	3.75%	(0.51)%	5.90%	0.62%(g)
Market Price Total Return(f)	3.74%	(0.43)%	5.84%	0.74%(g)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$215,972	$114,805	$76,212	$19,835
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18%(h)
Net investment income	3.27%	3.36%	3.41%	3.26%(h)
Portfolio turnover rate(i)	7%	8%	5%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	Amount represents less than $(0.005).
(e)	The mean between the last bid and ask prices.
(f)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)
The net asset value total return from Fund Inception (March 1, 2023, the first day of trading on the exchange) to August 31, 2023 was 0.78%. The market price total return from Fund Inception to August 31, 2023 was 0.90%.

(h)	Annualized.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

407

Financial Highlights—(continued)
Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
	Years Ended August 31,		For the Period September 18, 2023(a) Through August 31, 2024
	2026	2025
Per Share Operating Performance:
Net asset value at beginning of period	$24.93	$26.11	$25.00
Net investment income(b)	0.86	0.86	0.85
Net realized and unrealized gain (loss) on investments	0.17 (c)	(1.22)	0.96
Total from investment operations	1.03	(0.36)	1.81
Distributions to shareholders from:
Net investment income	(0.85)	(0.85)	(0.81)
Transaction fees(b)	0.01	0.03	0.11
Net asset value at end of period	$25.12	$24.93	$26.11
Market price at end of period(d)	$25.07	$25.00	$26.20
Net Asset Value Total Return(e)	4.17%	(1.27)%	7.80%(f)
Market Price Total Return(e)	3.67%	(1.34)%	8.16%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$140,649	$89,750	$49,606
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%(g)
Net investment income	3.35%	3.40%	3.45%(g)
Portfolio turnover rate(h)	7%	3%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
The net asset value total return from Fund Inception (September 20, 2023, the first day of trading on the exchange) to August 31, 2024 was 7.84%. The market price total return from Fund Inception to August 31, 2024 was 8.08%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

408

Financial Highlights—(continued)
Invesco BulletShares 2034 Municipal Bond ETF (BSMY)
	Year Ended August 31, 2026	For the Period September 9, 2024(a) Through August 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$23.61	$25.00
Net investment income(b)	0.88	0.85
Net realized and unrealized gain (loss) on investments	0.17 (c)	(1.63)
Total from investment operations	1.05	(0.78)
Distributions to shareholders from:
Net investment income	(0.88)	(0.71)
Transaction fees(b)	0.03	0.10
Net asset value at end of period	$23.81	$23.61
Market price at end of period(d)	$23.85	$23.67
Net Asset Value Total Return(e)	4.56%	(2.71)%(f)
Market Price Total Return(e)	4.45%	(2.47)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$138,070	$56,663
Ratio to average net assets of:
Expenses	0.18%	0.18%(g)
Net investment income	3.63%	3.65%(g)
Portfolio turnover rate(h)	4%	25%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
The net asset value total return from Fund Inception (September 11, 2024, the first day of trading on the exchange) to August 31, 2025 was (2.95)%. The market price total return from Fund Inception to August 31, 2025 was (3.06)%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

409

Financial Highlights—(continued)
Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)
For the Period September 15, 2025(a) Through August 31, 2026
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.88
Net realized and unrealized gain (loss) on investments	(0.52)
Total from investment operations	0.36
Distributions to shareholders from:
Net investment income	(0.77)
Transaction fees(b)	0.07
Net asset value at end of period	$24.66
Market price at end of period(c)	$24.73
Net Asset Value Total Return(d)	1.69%(e)
Market Price Total Return(d)	1.97%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$64,116
Ratio to average net assets of:
Expenses	0.18%(f)
Net investment income	3.65%(f)
Portfolio turnover rate(g)	11%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (September 17, 2025, the first day of trading on the exchange) to August 31, 2026 was 1.25%. The market price total return from Fund Inception to August 31, 2026 was 1.37%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

410

Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
August 31, 2026
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	"BulletShares 2026 Municipal Bond ETF"
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	"BulletShares 2027 Municipal Bond ETF"
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)	"BulletShares 2028 Municipal Bond ETF"
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)	"BulletShares 2029 Municipal Bond ETF"
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	"BulletShares 2030 Municipal Bond ETF"
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)	"BulletShares 2031 Municipal Bond ETF"
Invesco BulletShares 2032 Municipal Bond ETF (BSMW)	"BulletShares 2032 Municipal Bond ETF"
Invesco BulletShares 2033 Municipal Bond ETF (BSSX)	"BulletShares 2033 Municipal Bond ETF"
Invesco BulletShares 2034 Municipal Bond ETF (BSMY)	"BulletShares 2034 Municipal Bond ETF"
Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)	"BulletShares 2035 Municipal Bond ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
BulletShares 2026 Municipal Bond ETF will terminate on or about December 15, 2026. In connection with the termination of the Fund, the Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any of its liabilities. The Fund does not seek to distribute any predetermined amount of cash at maturity.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units of each Fund are issued and redeemed principally in exchange for the deposit or delivery of cash, though each Fund reserves the right to issue and redeem Creation Units in exchange for a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
BulletShares 2026 Municipal Bond ETF	ICE BulletShares® Municipal Bond 2026 Index
BulletShares 2027 Municipal Bond ETF	ICE BulletShares® Municipal Bond 2027 Index
BulletShares 2028 Municipal Bond ETF	ICE BulletShares® Municipal Bond 2028 Index
BulletShares 2029 Municipal Bond ETF	ICE BulletShares® Municipal Bond 2029 Index
BulletShares 2030 Municipal Bond ETF	ICE BulletShares® Municipal Bond 2030 Index
BulletShares 2031 Municipal Bond ETF	ICE BulletShares® Municipal Bond 2031 Index
BulletShares 2032 Municipal Bond ETF	ICE BulletShares® Municipal Bond 2032 Index
BulletShares 2033 Municipal Bond ETF	ICE BulletShares® Municipal Bond 2033 Index
BulletShares 2034 Municipal Bond ETF	ICE BulletShares® Municipal Bond 2034 Index
BulletShares 2035 Municipal Bond ETF	ICE BulletShares® Municipal Bond 2035 Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day,

411

the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s most recently reported NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

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Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s

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taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Funds did not pay any material income taxes, net of refunds during the period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares

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may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, each Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales and/or incur brokerage fees that might not have been incurred if the Fund had made a redemption in-kind, which may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs. Also, to the extent any transaction costs are not offset by transaction fees imposed on APs, such costs will decrease a Fund’s NAV.
Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact a Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by APs, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts

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of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Municipal Securities Risk. The Funds invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The secondary market for municipal securities also tends to be less well-developed and less liquid than many other securities markets, which may limit a Fund’s ability to sell its municipal obligations at attractive prices, especially on short notice. There may be less publicly available information about the financial condition of municipal security issuers than for issuers of other types of securities. As a result, municipal securities may be more difficult to value accurately. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. Because certain Funds issue and redeem Creation Units principally for cash, such Funds will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. If a Fund is non-diversified, the Fund can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
BulletShares 2026 Municipal Bond ETF	0.18%
BulletShares 2027 Municipal Bond ETF	0.18%
BulletShares 2028 Municipal Bond ETF	0.18%
BulletShares 2029 Municipal Bond ETF	0.18%
BulletShares 2030 Municipal Bond ETF	0.18%

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Unitary Management Fees (as a % of average daily net assets)
BulletShares 2031 Municipal Bond ETF	0.18%
BulletShares 2032 Municipal Bond ETF	0.18%
BulletShares 2033 Municipal Bond ETF	0.18%
BulletShares 2034 Municipal Bond ETF	0.18%
BulletShares 2035 Municipal Bond ETF	0.18%
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2026, no fees were waived.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into licensing agreements on behalf of each Fund with ICE Data Indices, LLC (the “Licensor”).
“BulletShares®” is a registered service mark of Invesco Holding Company (US), Inc., and the name of each Underlying Index is a trademark of the Licensor. These marks have been licensed for use by the Licensor and the Adviser for use with each Underlying Index or the Funds where relevant. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the fiscal year ended August 31, 2026, the Funds engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains (Losses)
BulletShares 2026 Municipal Bond ETF	$14,544,378	$8,672,527	$(109,079)
BulletShares 2027 Municipal Bond ETF	5,441,042	5,068,659	(38,414)
BulletShares 2028 Municipal Bond ETF	3,276,475	2,050,662	(76,132)
BulletShares 2029 Municipal Bond ETF	2,825,462	2,650,353	(62,948)
BulletShares 2030 Municipal Bond ETF	4,612,925	2,139,651	(11,364)
BulletShares 2031 Municipal Bond ETF	2,391,828	2,389,652	16,111
BulletShares 2032 Municipal Bond ETF	2,453,687	2,540,028	(11,326)
BulletShares 2033 Municipal Bond ETF	2,899,152	2,753,036	4,957
BulletShares 2034 Municipal Bond ETF	1,179,046	1,109,043	18,317
BulletShares 2035 Municipal Bond ETF(a)	963,290	688,767	495

(a)	For the period September 15, 2025 (commencement of investment operations) through August 31, 2026.
NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.

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Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2026, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2026 and 2025:
	2026		2025
	Ordinary Income*	Ordinary Income-Tax- Exempt	Ordinary Income*	Ordinary Income-Tax- Exempt	Long-Term Capital Gains
BulletShares 2026 Municipal Bond ETF	$10,940	$8,052,332	$14,971	$7,141,309	$-
BulletShares 2027 Municipal Bond ETF	1,907	8,569,632	14,780	6,292,487	-
BulletShares 2028 Municipal Bond ETF	1,568	7,625,670	2,715	4,593,261	-
BulletShares 2029 Municipal Bond ETF	20,694	6,797,682	12,745	4,845,510	-
BulletShares 2030 Municipal Bond ETF	17,673	6,541,802	17,404	4,264,263	-
BulletShares 2031 Municipal Bond ETF	9,795	4,828,883	10,690	2,824,434	-
BulletShares 2032 Municipal Bond ETF	13,506	5,430,363	10,200	3,280,269	1,435
BulletShares 2033 Municipal Bond ETF	23,347	3,840,676	18,071	2,284,363	-
BulletShares 2034 Municipal Bond ETF	17,811	3,822,685	4,673	749,286	-
BulletShares 2035 Municipal Bond ETF(a)	966	1,134,130	-	-	-

*	Includes short-term capital gain distributions, if any.
(a)	For the period September 15, 2025 (commencement of investment operations) through August 31, 2026.
Tax Components of Net Assets at Fiscal Year-end:
	Undistributed Tax-Exempt Income	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
BulletShares 2026 Municipal Bond ETF	$5,471	$(316,521)	$(1,291,505)	$270,068,192	$268,465,637
BulletShares 2027 Municipal Bond ETF	22,234	(672,309)	(981,928)	359,383,041	357,751,038
BulletShares 2028 Municipal Bond ETF	-	(1,116,660)	(1,293,235)	325,884,903	323,475,008
BulletShares 2029 Municipal Bond ETF	-	(1,978,752)	(1,787,175)	294,046,136	290,280,209
BulletShares 2030 Municipal Bond ETF	26,533	(3,422,505)	(1,933,728)	288,370,048	283,040,348
BulletShares 2031 Municipal Bond ETF	1,419	(2,530,683)	(1,709,781)	196,235,161	191,996,116
BulletShares 2032 Municipal Bond ETF	16,379	(3,717,616)	(557,733)	220,231,423	215,972,453
BulletShares 2033 Municipal Bond ETF	15,419	(3,255,134)	(170,632)	144,059,662	140,649,315
BulletShares 2034 Municipal Bond ETF	35,477	(2,705,789)	(96,985)	140,836,938	138,069,641
BulletShares 2035 Municipal Bond ETF	15,409	(1,680,059)	(50,802)	65,831,440	64,115,988
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

418

The Funds have capital loss carryforwards as of August 31, 2026, as follows:
	No expiration
	Short-Term	Long-Term	Total*
BulletShares 2026 Municipal Bond ETF	$527,192	$764,313	$1,291,505
BulletShares 2027 Municipal Bond ETF	225,663	756,265	981,928
BulletShares 2028 Municipal Bond ETF	371,178	922,057	1,293,235
BulletShares 2029 Municipal Bond ETF	553,283	1,233,892	1,787,175
BulletShares 2030 Municipal Bond ETF	903,708	1,030,020	1,933,728
BulletShares 2031 Municipal Bond ETF	1,213,813	495,968	1,709,781
BulletShares 2032 Municipal Bond ETF	147,947	409,786	557,733
BulletShares 2033 Municipal Bond ETF	31,364	139,268	170,632
BulletShares 2034 Municipal Bond ETF	96,985	-	96,985
BulletShares 2035 Municipal Bond ETF	50,802	-	50,802

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the fiscal year ended August 31, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
BulletShares 2026 Municipal Bond ETF	$120,274,825	$160,764,352
BulletShares 2027 Municipal Bond ETF	99,477,718	67,239,783
BulletShares 2028 Municipal Bond ETF	114,659,751	66,662,554
BulletShares 2029 Municipal Bond ETF	115,639,795	74,078,647
BulletShares 2030 Municipal Bond ETF	71,651,166	22,498,580
BulletShares 2031 Municipal Bond ETF	42,332,334	7,208,318
BulletShares 2032 Municipal Bond ETF	68,750,975	12,192,744
BulletShares 2033 Municipal Bond ETF	33,287,144	8,112,934
BulletShares 2034 Municipal Bond ETF	57,855,239	3,749,667
BulletShares 2035 Municipal Bond ETF(a)	51,186,835	3,811,691

(a)	For the period September 15, 2025 (commencement of investment operations) through August 31, 2026.
For the fiscal year ended August 31, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
BulletShares 2026 Municipal Bond ETF	$27,575,426	$-
BulletShares 2027 Municipal Bond ETF	68,291,967	-
BulletShares 2028 Municipal Bond ETF	76,467,227	-
BulletShares 2029 Municipal Bond ETF	59,420,100	-
BulletShares 2030 Municipal Bond ETF	67,821,774	-
BulletShares 2031 Municipal Bond ETF	51,705,323	-
BulletShares 2032 Municipal Bond ETF	48,887,035	-
BulletShares 2033 Municipal Bond ETF	27,932,719	-
BulletShares 2034 Municipal Bond ETF	28,980,936	-
BulletShares 2035 Municipal Bond ETF(a)	17,714,271	-

(a)	For the period September 15, 2025 (commencement of investment operations) through August 31, 2026.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

419

As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
BulletShares 2026 Municipal Bond ETF	$129,720	$(446,241)	$(316,521)	$236,790,850
BulletShares 2027 Municipal Bond ETF	292,646	(964,955)	(672,309)	353,750,681
BulletShares 2028 Municipal Bond ETF	378,986	(1,495,646)	(1,116,660)	320,597,176
BulletShares 2029 Municipal Bond ETF	252,743	(2,231,495)	(1,978,752)	288,632,068
BulletShares 2030 Municipal Bond ETF	137,573	(3,560,078)	(3,422,505)	283,020,247
BulletShares 2031 Municipal Bond ETF	274,716	(2,805,399)	(2,530,683)	192,075,140
BulletShares 2032 Municipal Bond ETF	305,159	(4,022,775)	(3,717,616)	216,937,440
BulletShares 2033 Municipal Bond ETF	87,953	(3,343,087)	(3,255,134)	142,050,676
BulletShares 2034 Municipal Bond ETF	194,090	(2,899,879)	(2,705,789)	138,911,480
BulletShares 2035 Municipal Bond ETF	519	(1,680,578)	(1,680,059)	64,807,120
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of taxable overdistributions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2026, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain	Shares of Beneficial Interest
BulletShares 2026 Municipal Bond ETF	$-	$-	$-
BulletShares 2027 Municipal Bond ETF	-	1	(1)
BulletShares 2028 Municipal Bond ETF	9,945	-	(9,945)
BulletShares 2029 Municipal Bond ETF	2,407	-	(2,407)
BulletShares 2030 Municipal Bond ETF	-	-	-
BulletShares 2031 Municipal Bond ETF	-	-	-
BulletShares 2032 Municipal Bond ETF	-	-	-
BulletShares 2033 Municipal Bond ETF	-	-	-
BulletShares 2034 Municipal Bond ETF	-	-	-
BulletShares 2035 Municipal Bond ETF	-	-	-
NOTE 9—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

420

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

421

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Self-Indexed Fund Trust and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting Invesco Exchange-Traded Self-Indexed Fund Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Invesco BulletShares 2026 Municipal Bond ETF (1)
Invesco BulletShares 2027 Municipal Bond ETF (1)
Invesco BulletShares 2028 Municipal Bond ETF (1)
Invesco BulletShares 2029 Municipal Bond ETF (1)
Invesco BulletShares 2030 Municipal Bond ETF (1)
Invesco BulletShares 2031 Municipal Bond ETF (1)
Invesco BulletShares 2032 Municipal Bond ETF (1)
Invesco BulletShares 2033 Municipal Bond ETF (1)
Invesco BulletShares 2034 Municipal Bond ETF (2)
Invesco BulletShares 2035 Municipal Bond ETF (3)
(1) Statement of operations for the year ended August 31, 2026 and statement of changes in net assets for the years ended August 31, 2026 and 2025
(2) Statement of operations for the year ended August 31, 2026, and statement of changes in net assets for the year ended August 31, 2026 and the period September 9, 2024 (commencement of investment operations) through August 31, 2025
(3) Statement of operations and statement of changes in net assets for the period September 15, 2025 (commencement of investment operations) through August 31, 2026
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

422

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2026:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Interest Income*	Tax-Exempt Income*
Invesco BulletShares 2026 Municipal Bond ETF	0%	0%	0%	0%	98%	98%	100%
Invesco BulletShares 2027 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	100%
Invesco BulletShares 2028 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	100%
Invesco BulletShares 2029 Municipal Bond ETF	0%	0%	0%	0%	88%	88%	100%
Invesco BulletShares 2030 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	100%
Invesco BulletShares 2031 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	100%
Invesco BulletShares 2032 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	100%
Invesco BulletShares 2033 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	99%
Invesco BulletShares 2034 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	100%
Invesco BulletShares 2035 Municipal Bond ETF	0%	0%	0%	0%	100%	100%	100%
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

423

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Pricing Power ETF
Invesco BulletShares 2026 Corporate Bond ETF
Invesco BulletShares 2027 Corporate Bond ETF
Invesco BulletShares 2028 Corporate Bond ETF
Invesco BulletShares 2029 Corporate Bond ETF
Invesco BulletShares 2030 Corporate Bond ETF
Invesco BulletShares 2031 Corporate Bond ETF
Invesco BulletShares 2032 Corporate Bond ETF
Invesco BulletShares 2033 Corporate Bond ETF
Invesco BulletShares 2034 Corporate Bond ETF
Invesco BulletShares 2035 Corporate Bond ETF
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Invesco BulletShares 2031 High Yield Corporate Bond ETF
Invesco BulletShares 2032 High Yield Corporate Bond ETF
Invesco BulletShares 2033 High Yield Corporate Bond ETF
Invesco BulletShares 2026 Municipal Bond ETF
Invesco BulletShares 2027 Municipal Bond ETF
Invesco BulletShares 2028 Municipal Bond ETF
Invesco BulletShares 2029 Municipal Bond ETF
Invesco BulletShares 2030 Municipal Bond ETF
Invesco BulletShares 2031 Municipal Bond ETF
Invesco BulletShares 2032 Municipal Bond ETF
Invesco BulletShares 2033 Municipal Bond ETF
Invesco BulletShares 2034 Municipal Bond ETF
Invesco International Developed Dynamic Multifactor ETF
Invesco Investment Grade Defensive ETF
Invesco RAFITM Strategic US ETF
Invesco Russell 1000® Dynamic Multifactor ETF
Invesco Russell 2000® Dynamic Multifactor ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement, except for the correlation of Invesco BulletShares 2033 High Yield Corporate Bond ETF for the since inception (June 11, 2025) period. The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

424

Approval of Investment Advisory Contracts—(continued)
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco BulletShares 2026 Corporate Bond ETF Invesco BulletShares 2027 Corporate Bond ETF Invesco BulletShares 2028 Corporate Bond ETF Invesco BulletShares 2029 Corporate Bond ETF Invesco BulletShares 2030 Corporate Bond ETF Invesco BulletShares 2031 Corporate Bond ETF Invesco BulletShares 2032 Corporate Bond ETF Invesco BulletShares 2033 Corporate Bond ETF Invesco BulletShares 2034 Corporate Bond ETF Invesco BulletShares 2035 Corporate Bond ETF	0.10%
Invesco Investment Grade Defensive ETF	0.13%
Invesco BulletShares 2026 Municipal Bond ETF Invesco BulletShares 2027 Municipal Bond ETF Invesco BulletShares 2028 Municipal Bond ETF Invesco BulletShares 2029 Municipal Bond ETF Invesco BulletShares 2030 Municipal Bond ETF Invesco BulletShares 2031 Municipal Bond ETF Invesco BulletShares 2032 Municipal Bond ETF Invesco BulletShares 2033 Municipal Bond ETF Invesco BulletShares 2034 Municipal Bond ETF	0.18%
Invesco RAFI™ Strategic US ETF	0.19%
Invesco Russell 1000® Dynamic Multifactor ETF	0.29%
Invesco International Developed Dynamic Multifactor ETF	0.34%
Invesco Russell 2000® Dynamic Multifactor ETF	0.39%
Invesco Bloomberg Pricing Power ETF	0.40%
Invesco BulletShares 2026 High Yield Corporate Bond ETF Invesco BulletShares 2027 High Yield Corporate Bond ETF Invesco BulletShares 2028 High Yield Corporate Bond ETF Invesco BulletShares 2029 High Yield Corporate Bond ETF Invesco BulletShares 2030 High Yield Corporate Bond ETF Invesco BulletShares 2031 High Yield Corporate Bond ETF Invesco BulletShares 2032 High Yield Corporate Bond ETF Invesco BulletShares 2033 High Yield Corporate Bond ETF	0.42%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Pricing Power ETF			X
Invesco BulletShares 2026 Corporate Bond ETF	X		X

425

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco BulletShares 2027 Corporate Bond ETF	X		X
Invesco BulletShares 2028 Corporate Bond ETF	X		X
Invesco BulletShares 2029 Corporate Bond ETF	X		X
Invesco BulletShares 2030 Corporate Bond ETF	X		X
Invesco BulletShares 2031 Corporate Bond ETF	X		X
Invesco BulletShares 2032 Corporate Bond ETF	X		X
Invesco BulletShares 2033 Corporate Bond ETF	X		X
Invesco BulletShares 2034 Corporate Bond ETF	X		X
Invesco BulletShares 2035 Corporate Bond ETF	X		X
Invesco BulletShares 2026 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2027 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2028 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2029 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2030 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2031 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2032 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2033 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2026 Municipal Bond ETF			X
Invesco BulletShares 2027 Municipal Bond ETF			X
Invesco BulletShares 2028 Municipal Bond ETF			X
Invesco BulletShares 2029 Municipal Bond ETF			X
Invesco BulletShares 2030 Municipal Bond ETF			X
Invesco BulletShares 2031 Municipal Bond ETF			X
Invesco BulletShares 2032 Municipal Bond ETF			X
Invesco BulletShares 2033 Municipal Bond ETF			X
Invesco BulletShares 2034 Municipal Bond ETF			X
Invesco International Developed Dynamic Multifactor ETF			X
Invesco Investment Grade Defensive ETF			X
Invesco RAFITM Strategic US ETF	X		X
Invesco Russell 1000® Dynamic Multifactor ETF	X		X
Invesco Russell 2000® Dynamic Multifactor ETF			X
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco Russell 1000® Dynamic Multifactor ETF and Invesco International Developed Dynamic Multifactor ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco BulletShares 2035 Corporate Bond ETF or Invesco BulletShares

426

Approval of Investment Advisory Contracts—(continued)
2033 High Yield Corporate Bond ETF because those Funds had not completed a full year of operations as of December 31, 2025. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, serve as each Fund’s distributor and index provider and are paid a distribution fee and licensing fee, respectively, by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

427

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

428

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-BSMB-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2026
BSGR	Invesco BulletShares 2027 Treasury Bond ETF
BSTS	Invesco BulletShares 2028 Treasury Bond ETF
BSGT	Invesco BulletShares 2029 Treasury Bond ETF
BSTU	Invesco BulletShares 2030 Treasury Bond ETF
BSTV	Invesco BulletShares 2031 Treasury Bond ETF

2

Invesco BulletShares 2027 Treasury Bond ETF (BSGR)
August 31, 2026
Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.28%
U.S. Treasury Bonds-0.55%
6.63%, 02/15/2027	$3,000	$3,037
6.38%, 08/15/2027	3,300	3,367
6.13%, 11/15/2027	7,300	7,458
		13,862
U.S. Treasury Notes-98.73%
4.00%, 01/15/2027	48,400	48,419
1.50% - 4.13%, 01/31/2027	128,100	127,416
2.25% - 4.13%, 02/15/2027	83,700	83,425
1.13% - 4.13%, 02/28/2027	122,200	121,593
4.25%, 03/15/2027	52,300	52,377
0.63% - 3.88%, 03/31/2027	134,000	133,125
4.50%, 04/15/2027	54,900	55,046
0.50% - 3.75%, 04/30/2027	140,700	139,457
2.38% - 4.50%, 05/15/2027	96,700	96,236
0.50% - 3.88%, 05/31/2027	130,000	128,698
4.63%, 06/15/2027	54,900	55,096
0.50% - 3.75%, 06/30/2027	144,100	142,526
4.38%, 07/15/2027	51,200	51,281
0.38% - 3.88%, 07/31/2027	148,000	145,845
2.25% - 3.75%, 08/15/2027	93,700	92,702
0.50% - 3.63%, 08/31/2027	139,100	137,036
	Principal Amount	Value
U.S. Treasury Notes-(continued)
3.38%, 09/15/2027	$55,000	$54,537
0.38% - 4.13%, 09/30/2027	152,600	150,204
3.88%, 10/15/2027	53,900	53,675
0.50% - 4.13%, 10/31/2027	148,200	145,717
2.25% - 4.13%, 11/15/2027	96,500	95,411
0.63% - 3.88%, 11/30/2027	150,400	147,432
4.00%, 12/15/2027	55,900	55,699
0.63% - 3.88%, 12/31/2027	158,200	154,746
		2,467,699
Total U.S. Treasury Securities (Cost $2,483,595)		2,481,561
	Shares
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(a)(b) (Cost $5,451)	5,451	5,451
TOTAL INVESTMENTS IN SECURITIES-99.50% (Cost $2,489,046)		2,487,012
OTHER ASSETS LESS LIABILITIES-0.50%		12,535
NET ASSETS-100.00%		$2,499,547

Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$21,379	$(15,928)	$-	$-	$5,451	$16

(b)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco BulletShares 2028 Treasury Bond ETF (BSTS)
August 31, 2026
Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.31%
U.S. Treasury Bonds-0.45%
5.50%, 08/15/2028	$4,000	$4,086
5.25%, 11/15/2028	6,900	7,031
		11,117
U.S. Treasury Notes-98.86%
4.25%, 01/15/2028	52,600	52,557
0.75% - 3.50%, 01/31/2028	157,800	154,013
2.75% - 4.25%, 02/15/2028	106,900	105,656
1.13% - 4.00%, 02/29/2028	159,800	156,160
3.88%, 03/15/2028	52,400	52,058
1.25% - 3.88%, 03/31/2028	151,900	148,725
3.75%, 04/15/2028	53,500	53,017
1.25% - 3.75%, 04/30/2028	159,400	155,544
2.88% - 3.75%, 05/15/2028	109,400	107,548
1.25% - 4.00%, 05/31/2028	156,100	152,409
3.88%, 06/15/2028	53,500	53,074
1.25% - 4.13%, 06/30/2028	153,800	150,538
3.88%, 07/15/2028	53,000	52,555
1.00% - 4.25%, 07/31/2028	157,500	153,892
2.88% - 3.63%, 08/15/2028	110,700	108,412
1.13% - 4.38%, 08/31/2028	160,600	156,967
3.38%, 09/15/2028	53,500	52,486
1.25% - 4.63%, 09/30/2028	99,600	96,455
	Principal Amount	Value
U.S. Treasury Notes-(continued)
3.50%, 10/15/2028	$52,600	$51,688
1.38% - 4.88%, 10/31/2028	98,300	95,654
3.13% - 3.50%, 11/15/2028	108,400	106,005
1.50% - 4.38%, 11/30/2028	101,400	98,227
3.50%, 12/15/2028	53,500	52,491
1.38% - 3.75%, 12/31/2028	105,200	101,055
		2,467,186
Total U.S. Treasury Securities (Cost $2,483,647)		2,478,303
	Shares
Money Market Funds-0.30%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(a)(b) (Cost $7,552)	7,552	7,552
TOTAL INVESTMENTS IN SECURITIES-99.61% (Cost $2,491,199)		2,485,855
OTHER ASSETS LESS LIABILITIES-0.39%		9,833
NET ASSETS-100.00%		$2,495,688

Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$27,049	$(19,497)	$-	$-	$7,552	$20

(b)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BulletShares 2029 Treasury Bond ETF (BSGT)
August 31, 2026
Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.23%
U.S. Treasury Bonds-0.46%
5.25%, 02/15/2029	$5,500	$5,623
6.13%, 08/15/2029	5,600	5,863
		11,486
U.S. Treasury Notes-98.77%
3.50%, 01/15/2029	74,700	73,230
1.75% - 4.00%, 01/31/2029	144,700	140,010
2.63% - 3.50%, 02/15/2029	151,600	146,947
1.88% - 4.25%, 02/28/2029	146,500	142,584
3.50%, 03/15/2029	75,000	73,430
2.38% - 4.13%, 03/31/2029	147,400	143,886
3.88%, 04/15/2029	74,400	73,453
2.88% - 4.63%, 04/30/2029	144,100	142,549
2.38% - 3.88%, 05/15/2029	137,400	133,233
2.75% - 4.50%, 05/31/2029	138,900	136,973
4.13%, 06/15/2029	75,000	74,455
3.25% - 4.25%, 06/30/2029	140,400	138,478
4.13%, 07/15/2029	74,700	74,134
2.63% - 4.00%, 07/31/2029	135,700	132,491
1.63% - 4.25%, 08/15/2029	133,800	129,021
3.13% - 3.63%, 08/31/2029	137,000	133,342
3.50% - 3.88%, 09/30/2029	136,400	133,318
4.00% - 4.13%, 10/31/2029	135,600	134,224
	Principal Amount	Value
U.S. Treasury Notes-(continued)
1.75%, 11/15/2029	$43,300	$39,882
3.88% - 4.13%, 11/30/2029	133,500	131,939
3.88% - 4.38%, 12/31/2029	134,000	133,075
		2,460,654
Total U.S. Treasury Securities (Cost $2,480,669)		2,472,140
	Shares
Money Market Funds-0.34%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(a)(b) (Cost $8,563)	8,563	8,563
TOTAL INVESTMENTS IN SECURITIES-99.57% (Cost $2,489,232)		2,480,703
OTHER ASSETS LESS LIABILITIES-0.43%		10,724
NET ASSETS-100.00%		$2,491,427

Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$32,294	$(23,731)	$-	$-	$8,563	$20

(b)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco BulletShares 2030 Treasury Bond ETF (BSTU)
August 31, 2026
Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.28%
U.S. Treasury Bonds-0.43%
6.25%, 05/15/2030	$8,100	$8,595
U.S. Treasury Notes-98.85%
3.50% - 4.25%, 01/31/2030	132,100	130,265
1.50%, 02/15/2030	73,600	66,743
4.00%, 02/28/2030	133,500	131,618
3.63% - 4.00%, 03/31/2030	131,900	129,429
3.50% - 3.88%, 04/30/2030	133,000	129,882
0.63%, 05/15/2030	100,300	87,303
3.75% - 4.00%, 05/31/2030	132,800	130,350
3.75% - 3.88%, 06/30/2030	132,400	129,498
3.88% - 4.00%, 07/31/2030	132,000	129,428
0.63%, 08/15/2030	132,900	114,564
3.63% - 4.13%, 08/31/2030	134,800	131,499
3.63% - 4.63%, 09/30/2030	135,000	132,501
3.63% - 4.88%, 10/31/2030	135,300	133,185
0.88%, 11/15/2030	138,500	119,537
3.50% - 4.38%, 11/30/2030	138,800	135,246
3.63% - 3.75%, 12/31/2030	139,300	134,875
		1,965,923
Total U.S. Treasury Securities (Cost $1,985,849)		1,974,518
	Shares	Value
Money Market Funds-0.31%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(a)(b) (Cost $6,263)	6,263	$6,263
TOTAL INVESTMENTS IN SECURITIES-99.59% (Cost $1,992,112)		1,980,781
OTHER ASSETS LESS LIABILITIES-0.41%		8,084
NET ASSETS-100.00%		$1,988,865

Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$22,245	$(15,982)	$-	$-	$6,263	$10

(b)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco BulletShares 2031 Treasury Bond ETF (BSTV)
August 31, 2026
Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.33%
U.S. Treasury Bonds-0.55%
5.38%, 02/15/2031	$10,500	$10,888
U.S. Treasury Notes-98.78%
3.75% - 4.00%, 01/31/2031	150,100	146,236
1.13%, 02/15/2031	144,200	124,946
3.50% - 4.25%, 02/28/2031	150,000	145,683
3.88% - 4.13%, 03/31/2031	154,100	150,807
3.88% - 4.63%, 04/30/2031	154,600	152,458
1.63%, 05/15/2031	141,800	124,695
4.13% - 4.63%, 05/31/2031	155,700	154,497
4.13% - 4.25%, 06/30/2031	156,400	154,205
4.13% - 4.38%, 07/31/2031	155,700	154,162
1.25%, 08/15/2031	155,900	133,514
3.75% - 4.38%, 08/31/2031	156,200	153,648
3.63%, 09/30/2031	60,500	58,080
4.13%, 10/31/2031	60,300	59,219
1.38%, 11/15/2031	152,400	130,296
	Principal Amount	Value
U.S. Treasury Notes-(continued)
4.13%, 11/30/2031	$60,300	$59,188
4.50%, 12/31/2031	59,900	59,830
		1,961,464
Total U.S. Treasury Securities (Cost $1,984,569)		1,972,352
	Shares
Money Market Funds-0.32%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(a)(b) (Cost $6,293)	6,293	6,293
TOTAL INVESTMENTS IN SECURITIES-99.65% (Cost $1,990,862)		1,978,645
OTHER ASSETS LESS LIABILITIES-0.35%		6,979
NET ASSETS-100.00%		$1,985,624

Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$23,882	$(17,589)	$-	$-	$6,293	$14

(b)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statements of Assets and Liabilities
August 31, 2026

	Invesco BulletShares 2027 Treasury Bond ETF (BSGR)	Invesco BulletShares 2028 Treasury Bond ETF (BSTS)	Invesco BulletShares 2029 Treasury Bond ETF (BSGT)	Invesco BulletShares 2030 Treasury Bond ETF (BSTU)
Assets:
Unaffiliated investments in securities, at value	$2,481,561	$2,478,303	$2,472,140	$1,974,518
Affiliated investments in securities, at value	5,451	7,552	8,563	6,263
Cash	-	-	-	13,164
Receivable for:
Dividends and interest	17,574	16,771	19,112	14,346
Investments sold	-	66,122	66,558	981
Fund shares sold	499,905	-	-	-
Total assets	3,004,491	2,568,748	2,566,373	2,009,272
Liabilities:
Payable for:
Investments purchased	504,848	72,950	74,834	20,331
Accrued unitary management fees	96	110	112	76
Total liabilities	504,944	73,060	74,946	20,407
Net Assets	$2,499,547	$2,495,688	$2,491,427	$1,988,865
Net assets consist of:
Shares of beneficial interest	$2,501,600	$2,501,249	$2,500,280	$1,999,816
Distributable earnings (loss)	(2,053)	(5,561)	(8,853)	(10,951)
Net Assets	$2,499,547	$2,495,688	$2,491,427	$1,988,865
Shares outstanding (unlimited amount authorized, $0.01 par value)	100,001	100,001	100,001	80,001
Net asset value	$25.00	$24.96	$24.91	$24.86
Market price	$25.03	$24.97	$24.93	$24.88
Unaffiliated investments in securities, at cost	$2,483,595	$2,483,647	$2,480,669	$1,985,849
Affiliated investments in securities, at cost	$5,451	$7,552	$8,563	$6,263
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco BulletShares 2031 Treasury Bond ETF (BSTV)

$1,972,352
6,293
-

13,035
89,510
9
2,081,199

95,498
77
95,575
$1,985,624

$1,997,942
(12,318)
$1,985,624
80,001
$24.82
$24.85
$1,984,569
$6,293

9

Statements of Operations
For the year ended August 31, 2026

	Invesco BulletShares 2027 Treasury Bond ETF (BSGR)(a)	Invesco BulletShares 2028 Treasury Bond ETF (BSTS)(a)	Invesco BulletShares 2029 Treasury Bond ETF (BSGT)(a)	Invesco BulletShares 2030 Treasury Bond ETF (BSTU)(a)
Investment income:
Unaffiliated interest income	$11,190	$12,531	$13,024	$10,610
Affiliated dividend income	16	20	20	10
Total investment income	11,206	12,551	13,044	10,620
Expenses:
Unitary management fees	195	210	216	176
Net investment income	11,011	12,341	12,828	10,444
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investments	(17)	(197)	(324)	172
Change in net unrealized appreciation (depreciation) on unaffiliated investment securities	(2,034)	(5,344)	(8,529)	(11,331)
Net realized and unrealized gain (loss)	(2,051)	(5,541)	(8,853)	(11,159)
Net increase (decrease) in net assets resulting from operations	$8,960	$6,800	$3,975	$(715)

(a)	For the period June 08, 2026 (commencement of investment operations) through August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco BulletShares 2031 Treasury Bond ETF (BSTV)(a)

$10,899
14
10,913

177
10,736

(429)
(12,217)
(12,646)
$(1,910)

11

Statements of Changes in Net Assets
For the years ended August 31, 2026 and 2025

	Invesco BulletShares 2027 Treasury Bond ETF (BSGR)	Invesco BulletShares 2028 Treasury Bond ETF (BSTS)
	2026(a)	2026(a)
Operations:
Net investment income	$11,011	$12,341
Net realized gain (loss)	(17)	(197)
Change in net unrealized appreciation (depreciation)	(2,034)	(5,344)
Net increase (decrease) in net assets resulting from operations	8,960	6,800
Distributions to Shareholders from:
Distributable earnings	(11,439)	(12,361)
Return of capital	-	(1,360)
Total distributions to shareholders	(11,439)	(13,721)
Shareholder Transactions:
Proceeds from shares sold	2,502,026	2,502,609
Net increase in net assets resulting from share transactions	2,502,026	2,502,609
Net increase in net assets	2,499,547	2,495,688
Net assets:
Beginning of period	-	-
End of period	$2,499,547	$2,495,688
Changes in Shares Outstanding:
Shares sold	100,001	100,001
Shares outstanding, beginning of period	-	-
Shares outstanding, end of period	100,001	100,001

(a)	For the period June 08, 2026 (commencement of investment operations) through August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco BulletShares 2029 Treasury Bond ETF (BSGT)	Invesco BulletShares 2030 Treasury Bond ETF (BSTU)	Invesco BulletShares 2031 Treasury Bond ETF (BSTV)
2026(a)	2026(a)	2026(a)

$12,828	$10,444	$10,736
(324)	172	(429)
(8,529)	(11,331)	(12,217)
3,975	(715)	(1,910)

(13,842)	(10,236)	(10,408)
-	-	-
(13,842)	(10,236)	(10,408)

2,501,294	1,999,816	1,997,942
2,501,294	1,999,816	1,997,942
2,491,427	1,988,865	1,985,624

-	-	-
$2,491,427	$1,988,865	$1,985,624

100,001	80,001	80,001
-	-	-
100,001	80,001	80,001

13

Financial Highlights
Invesco BulletShares 2027 Treasury Bond ETF (BSGR)
For the Period June 8, 2026(a) Through August 31, 2026
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.22
Net realized and unrealized gain (loss) on investments	(0.02)
Total from investment operations	0.20
Distributions to shareholders from:
Net investment income	(0.20)
Net asset value at end of period	$25.00
Market price at end of period(c)	$25.03
Net Asset Value Total Return(d)	0.80%(e)
Market Price Total Return(d)	0.92%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,500
Ratio to average net assets of:
Expenses	0.07%(f)
Net investment income	3.93%(f)
Portfolio turnover rate(g)	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 10, 2026, the first day of trading on the exchange) to August 31, 2026 was 0.76%. The market price total return from Fund Inception to August 31, 2026 was 0.84%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Financial Highlights—(continued)
Invesco BulletShares 2028 Treasury Bond ETF (BSTS)
For the Period June 8, 2026(a) Through August 31, 2026
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.23
Net realized and unrealized gain (loss) on investments	(0.06)
Total from investment operations	0.17
Distributions to shareholders from:
Net investment income	(0.19)
Return of capital	(0.02)
Total distributions	(0.21)
Net asset value at end of period	$24.96
Market price at end of period(c)	$24.97
Net Asset Value Total Return(d)	0.67%(e)
Market Price Total Return(d)	0.71%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,496
Ratio to average net assets of:
Expenses	0.07%(f)
Net investment income	4.11%(f)
Portfolio turnover rate(g)	9%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 10, 2026, the first day of trading on the exchange) to August 31, 2026 was 0.59%. The market price total return from Fund Inception to August 31, 2026 was 0.59%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Financial Highlights—(continued)
Invesco BulletShares 2029 Treasury Bond ETF (BSGT)
For the Period June 8, 2026(a) Through August 31, 2026
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.24
Net realized and unrealized gain (loss) on investments	(0.12)
Total from investment operations	0.12
Distributions to shareholders from:
Net investment income	(0.21)
Net asset value at end of period	$24.91
Market price at end of period(c)	$24.93
Net Asset Value Total Return(d)	0.47%(e)
Market Price Total Return(d)	0.56%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,491
Ratio to average net assets of:
Expenses	0.07%(f)
Net investment income	4.16%(f)
Portfolio turnover rate(g)	14%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 10, 2026, the first day of trading on the exchange) to August 31, 2026 was 0.39%. The market price total return from Fund Inception to August 31, 2026 was 0.39%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Financial Highlights—(continued)
Invesco BulletShares 2030 Treasury Bond ETF (BSTU)
For the Period June 8, 2026(a) Through August 31, 2026
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.24
Net realized and unrealized gain (loss) on investments	(0.17)
Total from investment operations	0.07
Distributions to shareholders from:
Net investment income	(0.21)
Net asset value at end of period	$24.86
Market price at end of period(c)	$24.88
Net Asset Value Total Return(d)	0.28%(e)
Market Price Total Return(d)	0.36%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,989
Ratio to average net assets of:
Expenses	0.07%(f)
Net investment income	4.16%(f)
Portfolio turnover rate(g)	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 10, 2026, the first day of trading on the exchange) to August 31, 2026 was 0.16%. The market price total return from Fund Inception to August 31, 2026 was 0.16%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Financial Highlights—(continued)
Invesco BulletShares 2031 Treasury Bond ETF (BSTV)
For the Period June 8, 2026(a) Through August 31, 2026
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.24
Net realized and unrealized gain (loss) on investments	(0.21)
Total from investment operations	0.03
Distributions to shareholders from:
Net investment income	(0.21)
Net asset value at end of period	$24.82
Market price at end of period(c)	$24.85
Net Asset Value Total Return(d)	0.13%(e)
Market Price Total Return(d)	0.25%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,986
Ratio to average net assets of:
Expenses	0.07%(f)
Net investment income	4.23%(f)
Portfolio turnover rate(g)	23%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 10, 2026, the first day of trading on the exchange) to August 31, 2026 was 0.01%. The market price total return from Fund Inception to August 31, 2026 was 0.05%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
August 31, 2026
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco BulletShares 2027 Treasury Bond ETF (BSGR)	"BulletShares 2027 Treasury Bond ETF"
Invesco BulletShares 2028 Treasury Bond ETF (BSTS)	"BulletShares 2028 Treasury Bond ETF"
Invesco BulletShares 2029 Treasury Bond ETF (BSGT)	"BulletShares 2029 Treasury Bond ETF"
Invesco BulletShares 2030 Treasury Bond ETF (BSTU)	"BulletShares 2030 Treasury Bond ETF"
Invesco BulletShares 2031 Treasury Bond ETF (BSTV)	"BulletShares 2031 Treasury Bond ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
In connection with the termination of the Funds, each Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any of its liabilities. The Funds do not seek to distribute any predetermined amount of cash at maturity.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units of each Fund are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
BulletShares 2027 Treasury Bond ETF	ICE BulletShares® US Treasury Bond 2027 Index
BulletShares 2028 Treasury Bond ETF	ICE BulletShares® US Treasury Bond 2028 Index
BulletShares 2029 Treasury Bond ETF	ICE BulletShares® US Treasury Bond 2029 Index
BulletShares 2030 Treasury Bond ETF	ICE BulletShares® US Treasury Bond 2030 Index
BulletShares 2031 Treasury Bond ETF	ICE BulletShares® US Treasury Bond 2031 Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s most recently reported NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

19

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a

20

methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of

21

disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Funds did not pay any material income taxes, net of refunds during the period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may lend portfolio securities having a market value up to one-third of such Fund’s total assets. Such loans are secured by cash collateral provided by the borrower equal to no less than 102% (105% for foreign securities) of the market value of the loaned securities determined daily by the securities lending agent. Cash collateral received in connection with these loans is invested in short-term money market instruments or in affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act or affiliated money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Funds to obtain additional collateral from or return excess collateral to a borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits associated with owning the securities, including through an obligation of the borrower to pay the Fund the amount of dividends or interest generated by the loaned security. Securities loans are subject to termination at the option of the borrower or a Fund. Upon termination, the borrower is required to return to the Fund the securities loaned and the Fund is required to return the collateral. Upon the failure of the borrower to return the loaned securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Lending securities entails a risk of loss to a Fund if the market value of the loaned securities increases, the borrower fails to provide additional collateral as required, and the borrower fails to return the loaned securities. Additionally, a Fund could experience delays and costs in gaining access to the collateral and the loaned securities may increase in value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the securities lending agent. However, each Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss incurred on the investment of that cash collateral. For Funds that participate in securities

22

lending, dividends or income received on cash collateral investments, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as the affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as securities lending agent for each Fund participating in the securities lending program. To the extent a Fund utilizes Invesco as the affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the period June 8, 2026 (commencement of operations) through August 31, 2026, there were no securities lending transactions with respect to which Invesco acted as securities lending agent.
K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact a Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by APs, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect

23

supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. Because certain Funds issue and redeem Creation Units principally for cash, such Funds will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. If a Fund is non-diversified, the Fund can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
U.S. Treasury Obligations Risk. U.S. Treasury  Obligations  may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Securities issued or guaranteed by the U.S. Treasury are backed by the “full faith and credit” of the United States; however, the U.S. government guarantees a security only as to the timely payment of interest and principal when held to maturity. Consequently, the market prices of such securities may fluctuate. Because U.S. Treasury Obligations trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, changes in the credit rating or financial condition of the U.S. government may cause the value of U.S. Treasury Obligations to decline. Although the Funds may hold securities that carry U.S. government guarantees, these guarantees do not extend to Shares of the Funds.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
BulletShares 2027 Treasury Bond ETF	0.07%
BulletShares 2028 Treasury Bond ETF	0.07%
BulletShares 2029 Treasury Bond ETF	0.07%

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Unitary Management Fees (as a % of average daily net assets)
BulletShares 2030 Treasury Bond ETF	0.07%
BulletShares 2031 Treasury Bond ETF	0.07%
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the period June 8, 2026 (commencement of investment operations) through August 31, 2026, no fees were waived.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into licensing agreements on behalf of each Fund with ICE Data Indices, LLC (the “Licensor”).
“BulletShares®” is a registered service mark of Invesco Holding Company (US), Inc., and the name of each Underlying Index is a trademark of the Licensor. These marks have been licensed for use by the Licensor and the Adviser for use with each Underlying Index or the Funds where relevant. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
BulletShares 2027 Treasury Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$2,481,561	$-	$2,481,561
Money Market Funds	5,451	-	-	5,451
Total Investments	$5,451	$2,481,561	$-	$2,487,012
BulletShares 2028 Treasury Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$2,478,303	$-	$2,478,303
Money Market Funds	7,552	-	-	7,552
Total Investments	$7,552	$2,478,303	$-	$2,485,855

25

	Level 1	Level 2	Level 3	Total
BulletShares 2029 Treasury Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$2,472,140	$-	$2,472,140
Money Market Funds	8,563	-	-	8,563
Total Investments	$8,563	$2,472,140	$-	$2,480,703
BulletShares 2030 Treasury Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$1,974,518	$-	$1,974,518
Money Market Funds	6,263	-	-	6,263
Total Investments	$6,263	$1,974,518	$-	$1,980,781
BulletShares 2031 Treasury Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$1,972,352	$-	$1,972,352
Money Market Funds	6,293	-	-	6,293
Total Investments	$6,293	$1,972,352	$-	$1,978,645
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Period June 8, 2026 (Commencement of Investment Operations) through August 31, 2026:
	2026
	Ordinary Income*	Return of Capital
BulletShares 2027 Treasury Bond ETF	$11,439	$-
BulletShares 2028 Treasury Bond ETF	12,361	1,360
BulletShares 2029 Treasury Bond ETF	13,842	-
BulletShares 2030 Treasury Bond ETF	10,236	-
BulletShares 2031 Treasury Bond ETF	10,408	-

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-end:
	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
BulletShares 2027 Treasury Bond ETF	$-	$(2,053)	$-	$2,501,600	$2,499,547
BulletShares 2028 Treasury Bond ETF	-	(5,561)	-	2,501,249	2,495,688
BulletShares 2029 Treasury Bond ETF	-	(8,549)	(304)	2,500,280	2,491,427
BulletShares 2030 Treasury Bond ETF	407	(11,358)	-	1,999,816	1,988,865
BulletShares 2031 Treasury Bond ETF	886	(13,204)	-	1,997,942	1,985,624
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2026, as follows:
No expiration
	Short-Term	Long-Term	Total*
BulletShares 2027 Treasury Bond ETF	$-	$-	$-
BulletShares 2028 Treasury Bond ETF	-	-	-
BulletShares 2029 Treasury Bond ETF	304	-	304

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No expiration
	Short-Term	Long-Term	Total*
BulletShares 2030 Treasury Bond ETF	$-	$-	$-
BulletShares 2031 Treasury Bond ETF	-	-	-

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the period June 8, 2026 (commencement of investment operations) through August 31, 2026, the cost of securities purchased and the proceeds from sales of U.S. Government obligations (other than short-term securities, money market funds and in-kind transactions) were as follows:
	Purchases	Sales
BulletShares 2027 Treasury Bond ETF	$814,733	$23,715
BulletShares 2028 Treasury Bond ETF	1,627,645	138,339
BulletShares 2029 Treasury Bond ETF	1,220,011	225,982
BulletShares 2030 Treasury Bond ETF	1,546,039	56,098
BulletShares 2031 Treasury Bond ETF	2,282,423	299,716
For the period June 8, 2026 (commencement of investment operations) through August 31, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
BulletShares 2027 Treasury Bond ETF	$992,383	$-
BulletShares 2028 Treasury Bond ETF	991,483	-
BulletShares 2029 Treasury Bond ETF	1,485,164	-
BulletShares 2030 Treasury Bond ETF	493,651	-
BulletShares 2031 Treasury Bond ETF	-	-
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
BulletShares 2027 Treasury Bond ETF	$-	$(2,053)	$(2,053)	$2,489,065
BulletShares 2028 Treasury Bond ETF	-	(5,561)	(5,561)	2,491,416
BulletShares 2029 Treasury Bond ETF	-	(8,549)	(8,549)	2,489,252
BulletShares 2030 Treasury Bond ETF	-	(11,358)	(11,358)	1,992,139
BulletShares 2031 Treasury Bond ETF	-	(13,204)	(13,204)	1,991,849
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the period June 8, 2026 (commencement of investment operations) through August 31, 2026, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
BulletShares 2027 Treasury Bond ETF	$428	$(2)	$(426)
BulletShares 2028 Treasury Bond ETF	20	(20)	-
BulletShares 2029 Treasury Bond ETF	1,014	-	(1,014)
BulletShares 2030 Treasury Bond ETF	199	(199)	-
BulletShares 2031 Treasury Bond ETF	558	(558)	-

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NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Self-Indexed Fund Trust and Shareholders of Invesco BulletShares 2027 Treasury Bond ETF, Invesco BulletShares 2028 Treasury Bond ETF, Invesco BulletShares 2029 Treasury Bond ETF, Invesco BulletShares 2030 Treasury Bond ETF and Invesco BulletShares 2031 Treasury Bond ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco BulletShares 2027 Treasury Bond ETF, Invesco BulletShares 2028 Treasury Bond ETF, Invesco BulletShares 2029 Treasury Bond ETF, Invesco BulletShares 2030 Treasury Bond ETF and Invesco BulletShares 2031 Treasury Bond ETF (five of the funds constituting Invesco Exchange-Traded Self-Indexed Fund Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 8, 2026 (commencement of investment operations) through August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period June 8, 2026 (commencement of investment operations) through August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

29

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2026:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Interest Income*	Qualified Short Term Gains
Invesco BulletShares 2027 Treasury Bond ETF	0%	0%	0%	98%	96%	96%	$2
Invesco BulletShares 2028 Treasury Bond ETF	0%	0%	0%	100%	100%	100%	20
Invesco BulletShares 2029 Treasury Bond ETF	0%	0%	0%	94%	93%	93%	-
Invesco BulletShares 2030 Treasury Bond ETF	0%	0%	0%	100%	98%	100%	199
Invesco BulletShares 2031 Treasury Bond ETF	0%	0%	0%	97%	95%	100%	558
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

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Approval of Investment Advisory Contracts
At a meeting held on March 19, 2026, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco BulletShares 2027 Treasury Bond ETF, Invesco BulletShares 2028 Treasury Bond ETF, Invesco BulletShares 2029 Treasury Bond ETF, Invesco BulletShares 2030 Treasury Bond ETF, Invesco BulletShares 2031 Treasury Bond ETF, Invesco BulletShares 2034 High Yield Corporate Bond ETF and Invesco BulletShares 2036 Corporate Bond ETF (each, a  “Fund” and collectively, the “Funds”).
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”) managed by the Adviser and overseen by the Board.  The Trustees noted that the portfolio managers of each Fund also manage other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the portfolio managers of each Fund. The Trustees also noted other information the Board received and considered describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd.  The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures. Because the Funds had not yet commenced operations, the Trustees noted that no performance information for the Funds could be provided.
The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and overseen by the Board and that was expected to be provided for each Fund.
Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds.  The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.  The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratios of its Lipper peer groups and a select peer group as shown below:
Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco BulletShares 2027 Treasury Bond ETF	Same as median (34)	Higher than median (13)	Lower than median (5)	Same as median (14)
Invesco BulletShares 2028 Treasury Bond ETF	Same as median (34)	Higher than median (13)	Lower than median (5)	Same as median (14)
Invesco BulletShares 2029 Treasury Bond ETF	Same as median (34)	Higher than median (13)	Lower than median (5)	Same as median (14)
Invesco BulletShares 2030 Treasury Bond ETF	Same as median (34)	Higher than median (13)	Lower than median (5)	Same as median (14)
Invesco BulletShares 2031 Treasury Bond ETF	Same as median (34)	Higher than median (13)	Lower than median (5)	Same as median (14)

31

Approval of Investment Advisory Contracts—(continued)
Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco BulletShares 2034 High Yield Corporate Bond ETF	Higher than median (38)	Lower than median (1)	Lower than median (102)	Higher than median (7)
Invesco BulletShares 2036 Corporate Bond ETF	Same as median (34)	Higher than median (5)	Lower than median (50)	Same as median (10)
Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the services to be provided, the nature of the indices, the distinguishing factors of the Fund, and the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.
In conjunction with their review of the unitary advisory fees, the Trustees also considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations.  However, the Trustees noted other information the Board received and considered regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for each Fund.  The Board considered whether the proposed unitary advisory fee rate for each Fund was reasonable in relation to the proposed services and product strategy of each Fund, and it concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds, and noted that the Adviser will not be a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, will serve as each Fund’s distributor and index provider and will be paid a distribution fee and a licensing fee, respectively, by the Adviser.  The Board concluded that each Fund’s proposed unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

32

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Pricing Power ETF
Invesco BulletShares 2026 Corporate Bond ETF
Invesco BulletShares 2027 Corporate Bond ETF
Invesco BulletShares 2028 Corporate Bond ETF
Invesco BulletShares 2029 Corporate Bond ETF
Invesco BulletShares 2030 Corporate Bond ETF
Invesco BulletShares 2031 Corporate Bond ETF
Invesco BulletShares 2032 Corporate Bond ETF
Invesco BulletShares 2033 Corporate Bond ETF
Invesco BulletShares 2034 Corporate Bond ETF
Invesco BulletShares 2035 Corporate Bond ETF
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Invesco BulletShares 2031 High Yield Corporate Bond ETF
Invesco BulletShares 2032 High Yield Corporate Bond ETF
Invesco BulletShares 2033 High Yield Corporate Bond ETF
Invesco BulletShares 2026 Municipal Bond ETF
Invesco BulletShares 2027 Municipal Bond ETF
Invesco BulletShares 2028 Municipal Bond ETF
Invesco BulletShares 2029 Municipal Bond ETF
Invesco BulletShares 2030 Municipal Bond ETF
Invesco BulletShares 2031 Municipal Bond ETF
Invesco BulletShares 2032 Municipal Bond ETF
Invesco BulletShares 2033 Municipal Bond ETF
Invesco BulletShares 2034 Municipal Bond ETF
Invesco International Developed Dynamic Multifactor ETF
Invesco Investment Grade Defensive ETF
Invesco RAFITM Strategic US ETF
Invesco Russell 1000® Dynamic Multifactor ETF
Invesco Russell 2000® Dynamic Multifactor ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement, except for the correlation of Invesco BulletShares 2033 High Yield Corporate Bond ETF for the since inception (June 11, 2025) period. The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

33

Approval of Investment Advisory Contracts—(continued)
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco BulletShares 2026 Corporate Bond ETF Invesco BulletShares 2027 Corporate Bond ETF Invesco BulletShares 2028 Corporate Bond ETF Invesco BulletShares 2029 Corporate Bond ETF Invesco BulletShares 2030 Corporate Bond ETF Invesco BulletShares 2031 Corporate Bond ETF Invesco BulletShares 2032 Corporate Bond ETF Invesco BulletShares 2033 Corporate Bond ETF Invesco BulletShares 2034 Corporate Bond ETF Invesco BulletShares 2035 Corporate Bond ETF	0.10%
Invesco Investment Grade Defensive ETF	0.13%
Invesco BulletShares 2026 Municipal Bond ETF Invesco BulletShares 2027 Municipal Bond ETF Invesco BulletShares 2028 Municipal Bond ETF Invesco BulletShares 2029 Municipal Bond ETF Invesco BulletShares 2030 Municipal Bond ETF Invesco BulletShares 2031 Municipal Bond ETF Invesco BulletShares 2032 Municipal Bond ETF Invesco BulletShares 2033 Municipal Bond ETF Invesco BulletShares 2034 Municipal Bond ETF	0.18%
Invesco RAFI™ Strategic US ETF	0.19%
Invesco Russell 1000® Dynamic Multifactor ETF	0.29%
Invesco International Developed Dynamic Multifactor ETF	0.34%
Invesco Russell 2000® Dynamic Multifactor ETF	0.39%
Invesco Bloomberg Pricing Power ETF	0.40%
Invesco BulletShares 2026 High Yield Corporate Bond ETF Invesco BulletShares 2027 High Yield Corporate Bond ETF Invesco BulletShares 2028 High Yield Corporate Bond ETF Invesco BulletShares 2029 High Yield Corporate Bond ETF Invesco BulletShares 2030 High Yield Corporate Bond ETF Invesco BulletShares 2031 High Yield Corporate Bond ETF Invesco BulletShares 2032 High Yield Corporate Bond ETF Invesco BulletShares 2033 High Yield Corporate Bond ETF	0.42%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Pricing Power ETF			X
Invesco BulletShares 2026 Corporate Bond ETF	X		X

34

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco BulletShares 2027 Corporate Bond ETF	X		X
Invesco BulletShares 2028 Corporate Bond ETF	X		X
Invesco BulletShares 2029 Corporate Bond ETF	X		X
Invesco BulletShares 2030 Corporate Bond ETF	X		X
Invesco BulletShares 2031 Corporate Bond ETF	X		X
Invesco BulletShares 2032 Corporate Bond ETF	X		X
Invesco BulletShares 2033 Corporate Bond ETF	X		X
Invesco BulletShares 2034 Corporate Bond ETF	X		X
Invesco BulletShares 2035 Corporate Bond ETF	X		X
Invesco BulletShares 2026 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2027 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2028 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2029 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2030 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2031 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2032 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2033 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2026 Municipal Bond ETF			X
Invesco BulletShares 2027 Municipal Bond ETF			X
Invesco BulletShares 2028 Municipal Bond ETF			X
Invesco BulletShares 2029 Municipal Bond ETF			X
Invesco BulletShares 2030 Municipal Bond ETF			X
Invesco BulletShares 2031 Municipal Bond ETF			X
Invesco BulletShares 2032 Municipal Bond ETF			X
Invesco BulletShares 2033 Municipal Bond ETF			X
Invesco BulletShares 2034 Municipal Bond ETF			X
Invesco International Developed Dynamic Multifactor ETF			X
Invesco Investment Grade Defensive ETF			X
Invesco RAFITM Strategic US ETF	X		X
Invesco Russell 1000® Dynamic Multifactor ETF	X		X
Invesco Russell 2000® Dynamic Multifactor ETF			X
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco Russell 1000® Dynamic Multifactor ETF and Invesco International Developed Dynamic Multifactor ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco BulletShares 2035 Corporate Bond ETF or Invesco BulletShares

35

Approval of Investment Advisory Contracts—(continued)
2033 High Yield Corporate Bond ETF because those Funds had not completed a full year of operations as of December 31, 2025. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, serve as each Fund’s distributor and index provider and are paid a distribution fee and licensing fee, respectively, by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

36

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

37

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-BSTB-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2026
IIGD	Invesco Investment Grade Defensive ETF

2

Invesco Investment Grade Defensive ETF (IIGD)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.96%
Aerospace & Defense-1.81%
General Dynamics Corp., 3.63%, 04/01/2030	$169,000	$162,252
Howmet Aerospace, Inc., 3.00%, 01/15/2029	170,000	163,283
RTX Corp., 4.13%, 11/16/2028	160,000	158,065
		483,600
Automobiles-0.60%
PACCAR Financial Corp., 4.60%, 01/31/2029	160,000	160,109
Banks-6.66%
Capital One N.A., 4.65%, 09/13/2028	162,000	161,972
Citibank N.A., 5.80%, 09/29/2028	152,000	155,534
Depository Trust Co. (The), 4.30%, 03/27/2029(b)	150,000	148,581
Huntington National Bank (The), 5.65%, 01/10/2030	145,000	147,758
National Securities Clearing Corp., 4.90%, 06/26/2029(b)	160,000	160,569
PNC Bank N.A., 2.70%, 10/22/2029	185,000	173,298
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030	175,000	161,907
Truist Bank, 2.25%, 03/11/2030	210,000	190,613
Truist Financial Corp., 1.95%, 06/05/2030	170,000	152,683
U.S. Bancorp, 1.38%, 07/22/2030	192,000	168,028
Wells Fargo & Co., 4.15%, 01/24/2029	160,000	157,920
		1,778,863
Beverages-1.71%
Coca-Cola Co. (The), 2.25%, 01/05/2032	170,000	150,199
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029	160,000	161,867
PepsiCo, Inc., 2.75%, 03/19/2030	155,000	145,049
		457,115
Biotechnology-1.26%
AbbVie, Inc., 3.20%, 11/21/2029	175,000	166,774
Gilead Sciences, Inc., 4.40%, 05/20/2029	170,000	168,526
		335,300
Building Products-0.61%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 5.50%, 04/19/2029	160,000	162,543
Capital Markets-8.04%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)	170,000	169,530
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	190,000	182,187
BlackRock, Inc., 1.90%, 01/28/2031	178,000	157,613
Blackstone Holdings Finance Co. LLC, 6.20%, 04/22/2033(b)	150,000	156,388
Charles Schwab Corp. (The), 2.90%, 03/03/2032	180,000	161,269
CME Group, Inc., 4.40%, 03/15/2030	155,000	153,271
FMR LLC, 7.57%, 06/15/2029(b)	170,000	181,387
Franklin Resources, Inc., 1.60%, 10/30/2030	202,000	176,487
Goldman Sachs Group, Inc. (The), 3.80%, 03/15/2030	150,000	144,063
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029(b)	180,000	173,772
	Principal Amount	Value
Capital Markets-(continued)
Morgan Stanley, 7.25%, 04/01/2032	$155,000	$171,929
Northern Trust Corp., 1.95%, 05/01/2030	163,000	147,211
State Street Corp., 4.83%, 04/24/2030	170,000	170,266
		2,145,373
Chemicals-1.90%
DuPont de Nemours, Inc., 4.73%, 11/15/2028(b)	140,000	139,312
Linde, Inc., 1.10%, 08/10/2030	195,000	169,871
Momentive Performance Materials, Inc. (South Korea), 4.13%, 10/22/2028(b)	200,000	197,382
		506,565
Communications Equipment-0.66%
Cisco Systems, Inc., 4.85%, 02/26/2029	175,000	175,960
Consumer Finance-0.59%
American Express Co., 4.05%, 05/03/2029	160,000	157,918
Consumer Staples Distribution & Retail-1.81%
Costco Wholesale Corp., 1.60%, 04/20/2030	180,000	161,741
Target Corp., 3.38%, 04/15/2029	170,000	165,114
Walmart, Inc., 1.80%, 09/22/2031	180,000	157,043
		483,898
Distributors-0.67%
Ferguson Finance PLC, 4.50%, 10/24/2028(b)	180,000	178,471
Electric Utilities-7.42%
Alabama Power Co., 3.05%, 03/15/2032	195,000	176,372
American Transmission Systems, Inc., 2.65%, 01/15/2032(b)	185,000	163,349
Commonwealth Edison Co., 4.55%, 06/01/2031	160,000	156,937
Duke Energy Carolinas LLC, 4.95%, 01/15/2033	160,000	158,384
Duke Energy Florida LLC, 2.50%, 12/01/2029	180,000	167,471
Entergy Texas, Inc., 1.75%, 03/15/2031	214,000	185,923
Florida Power & Light Co., 2.45%, 02/03/2032	164,000	144,392
MidAmerican Energy Co., 3.65%, 04/15/2029	172,000	167,520
Narragansett Electric Co. (The), 3.40%, 04/09/2030(b)	159,000	150,689
PECO Energy Co., 5.00%, 09/01/2031	165,000	164,644
Southern California Edison Co., 5.15%, 06/01/2029	180,000	180,026
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	165,000	164,459
		1,980,166
Electrical Equipment-0.59%
Emerson Electric Co., 2.00%, 12/21/2028	168,000	158,590
Energy Equipment & Services-1.26%
Halliburton Co., 2.92%, 03/01/2030	200,000	186,883
Schlumberger Holdings Corp., 4.30%, 05/01/2029(b)	150,000	148,404
		335,287
Entertainment-1.24%
Netflix, Inc., 5.88%, 11/15/2028	162,000	166,075
Walt Disney Co. (The), 2.65%, 01/13/2031	181,000	165,745
		331,820
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
August 31, 2026
	Principal Amount	Value
Financial Services-4.22%
Atlas Warehouse Lending Co. L.P., 4.63%, 11/15/2028(b)	$170,000	$167,670
BlackRock Funding, Inc., 5.00%, 03/14/2034	170,000	168,348
Mastercard, Inc., 3.35%, 03/26/2030	155,000	147,726
Nuveen LLC, 4.00%, 11/01/2028(b)	149,000	146,851
PayPal Holdings, Inc., 2.85%, 10/01/2029	167,000	157,428
State Street Bank and Trust Co., 4.78%, 11/23/2029	170,000	170,390
Visa, Inc., 2.05%, 04/15/2030	185,000	168,824
		1,127,237
Food Products-2.74%
Archer-Daniels-Midland Co., 3.25%, 03/27/2030	200,000	189,404
Cargill, Inc., 2.13%, 11/10/2031(b)	210,000	183,150
Hormel Foods Corp., 1.80%, 06/11/2030(c)	205,000	183,265
Kellanova, Series B, 7.45%, 04/01/2031	160,000	175,590
		731,409
Gas Utilities-1.21%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	170,000	164,310
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	171,000	158,397
		322,707
Ground Transportation-0.56%
CSX Corp., 4.25%, 03/15/2029	150,000	148,504
Health Care Equipment & Supplies-1.67%
Boston Scientific Corp., 2.65%, 06/01/2030	160,000	147,489
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	165,000	154,203
Stryker Corp., 1.95%, 06/15/2030	160,000	143,698
		445,390
Health Care Providers & Services-1.12%
Cigna Group (The), 4.38%, 10/15/2028	150,000	148,894
Health Care Service Corp., a Mutual Legacy Reserve Co., 5.20%, 06/15/2029(b)	150,000	150,761
		299,655
Health Care REITs-0.59%
Ventas Realty L.P., 4.40%, 01/15/2029	160,000	158,467
Hotels, Restaurants & Leisure-0.54%
Airbnb, Inc., 4.40%, 03/16/2029	145,000	143,803
Household Durables-1.21%
Mohawk Industries, Inc., 5.85%, 09/18/2028	155,000	158,129
NVR, Inc., 3.00%, 05/15/2030	177,000	164,683
		322,812
Household Products-1.26%
Kimberly-Clark Corp., 3.10%, 03/26/2030	195,000	183,928
Procter & Gamble Co. (The), 3.00%, 03/25/2030	160,000	151,414
		335,342
Industrial Conglomerates-1.19%
3M Co., 2.38%, 08/26/2029	165,000	154,148
Honeywell International, Inc., 1.75%, 09/01/2031	190,000	163,162
		317,310
	Principal Amount	Value
Insurance-17.18%
Aflac, Inc., 3.60%, 04/01/2030	$150,000	$143,292
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(b)	170,000	182,427
American National Global Funding, 5.00%, 06/22/2029(b)	165,000	163,655
Athene Global Funding, 5.13%, 06/01/2029(b)	165,000	164,524
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	183,000	166,901
Corebridge Global Funding, 4.80%, 05/29/2029(b)	160,000	159,337
Equitable America Global Funding, 5.13%, 06/15/2031(b)	160,000	158,477
Equitable Financial Life Global Funding, 5.00%, 03/27/2030(b)	150,000	148,980
F&G Global Funding, 4.50%, 01/09/2029(b)	170,000	167,048
Five Corners Funding Trust II, 2.85%, 05/15/2030(b)	160,000	147,989
GA Global Funding Trust, 5.50%, 01/08/2029(b)	170,000	171,042
Guardian Life Global Funding, 4.75%, 07/16/2029(b)	160,000	159,424
Hartford Insurance Group, Inc. (The), 2.80%, 08/19/2029	160,000	151,447
Jackson National Life Global Funding, 5.25%, 06/16/2031(b)	160,000	158,598
Liberty Mutual Group, Inc., 4.57%, 02/01/2029(b)	160,000	158,564
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	190,000	187,012
Met Tower Global Funding, 4.00%, 01/14/2029(b)	160,000	157,434
MetLife, Inc., 4.55%, 03/23/2030	170,000	168,430
Metropolitan Life Global Funding I, 2.95%, 04/09/2030(b)	190,000	177,205
New York Life Global Funding, 5.00%, 01/09/2034(b)	170,000	166,221
New York Life Insurance Co., 5.88%, 05/15/2033(b)	157,000	160,430
Northwestern Mutual Global Funding, 4.74%, 06/30/2031(b)	160,000	157,729
Pacific Life Global Funding II, 4.38%, 02/03/2031(b)	160,000	156,474
Pricoa Global Funding I, 4.70%, 05/28/2030(b)	190,000	188,001
Principal Financial Group, Inc., 2.13%, 06/15/2030	200,000	179,926
Principal Life Global Funding II, 4.65%, 05/18/2029(b)	150,000	148,740
RGA Global Funding, 5.45%, 05/24/2029(b)	170,000	172,339
Travelers Cos., Inc. (The), 4.95%, 07/24/2031	165,000	164,333
		4,585,979
IT Services-0.54%
International Business Machines Corp., 3.50%, 05/15/2029	150,000	145,219
Machinery-3.17%
Caterpillar Financial Services Corp., Series L, 4.30%, 05/15/2029	150,000	148,588
Illinois Tool Works, Inc., 4.65%, 08/13/2029	165,000	164,600
John Deere Capital Corp., 4.40%, 09/08/2031	160,000	156,455
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
August 31, 2026
	Principal Amount	Value
Machinery-(continued)
Parker-Hannifin Corp., 3.25%, 06/14/2029	$200,000	$192,127
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	188,000	183,737
		845,507
Media-0.59%
Comcast Corp., 4.15%, 10/15/2028	160,000	158,160
Oil, Gas & Consumable Fuels-4.30%
Chevron Corp., 2.24%, 05/11/2030	179,000	163,902
Chevron USA, Inc., 4.50%, 10/15/2032	170,000	166,506
ConocoPhillips Co.
6.95%, 04/15/2029	155,000	163,405
4.70%, 01/15/2030	167,000	166,362
Exxon Mobil Corp., 3.48%, 03/19/2030	160,000	154,055
Hess Corp., 7.30%, 08/15/2031	160,000	175,855
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029(b)	160,000	158,363
		1,148,448
Paper & Forest Products-0.57%
Georgia-Pacific LLC, 2.30%, 04/30/2030(b)	165,000	150,727
Passenger Airlines-0.66%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	176,250	175,921
Personal Care Products-0.55%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	160,000	147,910
Pharmaceuticals-2.50%
Eli Lilly and Co., 4.38%, 05/20/2031	165,000	161,597
Johnson & Johnson, 1.30%, 09/01/2030	185,000	162,845
Merck & Co., Inc., 2.15%, 12/10/2031	180,000	156,994
Pfizer, Inc., 3.45%, 03/15/2029	190,000	184,847
		666,283
Professional Services-0.62%
Automatic Data Processing, Inc., 1.25%, 09/01/2030	190,000	165,944
Residential REITs-1.82%
Camden Property Trust, 2.80%, 05/15/2030	160,000	148,361
ERP Operating L.P.
3.00%, 07/01/2029	170,000	161,897
2.30%, 03/01/2030	190,000	174,160
		484,418
Retail REITs-1.25%
Regency Centers L.P., 3.70%, 06/15/2030	190,000	181,669
Simon Property Group L.P., 2.45%, 09/13/2029	162,000	151,404
		333,073
Semiconductors & Semiconductor Equipment-4.34%
Advanced Micro Devices, Inc., 5.00%, 08/17/2031	175,000	173,688
Analog Devices, Inc., 2.10%, 10/01/2031	190,000	165,557
Applied Materials, Inc., 1.75%, 06/01/2030	180,000	160,694
Lam Research Corp., 4.00%, 03/15/2029	180,000	176,866
NVIDIA Corp., 4.50%, 06/15/2031	160,000	156,356
Texas Instruments, Inc., 4.90%, 03/14/2033	159,000	157,833
Xilinx, Inc., 2.38%, 06/01/2030	185,000	168,593
		1,159,587
	Principal Amount	Value
Software-3.15%
Accenture Capital, Inc., 5.00%, 07/10/2031	$160,000	$159,431
Adobe, Inc., 2.30%, 02/01/2030	180,000	165,422
Cadence Design Systems, Inc., 4.30%, 09/10/2029	187,000	184,130
Microsoft Corp., 3.45%, 08/08/2036	190,000	165,785
ServiceNow, Inc., 1.40%, 09/01/2030	190,000	165,515
		840,283
Specialized REITs-0.65%
Prologis L.P., 2.25%, 04/15/2030	190,000	173,374
Specialty Retail-1.30%
Home Depot, Inc. (The), 2.95%, 06/15/2029	200,000	191,370
Lowe’s Cos., Inc., 3.65%, 04/05/2029	160,000	155,549
		346,919
Technology Hardware, Storage & Peripherals-0.63%
Apple, Inc., 1.65%, 02/08/2031	190,000	167,514
Textiles, Apparel & Luxury Goods-1.29%
NIKE, Inc., 2.85%, 03/27/2030	170,000	159,207
Ralph Lauren Corp., 2.95%, 06/15/2030	200,000	185,878
		345,085
Tobacco-0.71%
Altria Group, Inc., 4.80%, 02/14/2029	189,000	189,018
Total U.S. Dollar Denominated Bonds & Notes (Cost $26,771,037)		26,413,583
	Shares
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $46,375)	46,375	46,375
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.13% (Cost $26,817,412)		26,459,958
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.29%
Invesco Private Government Fund, 3.73%(d)(e)(f)	95,849	95,849
Invesco Private Prime Fund, 3.82%(d)(e)(f)	247,375	247,424
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $343,243)		343,273
TOTAL INVESTMENTS IN SECURITIES-100.42% (Cost $27,160,655)		26,803,231
OTHER ASSETS LESS LIABILITIES-(0.42)%		(111,698)
NET ASSETS-100.00%		$26,691,533
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
August 31, 2026
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $6,877,386, which represented 25.77% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$28,996	$2,242,762	$(2,225,383)	$-	$-	$46,375	$2,592
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	109,121	5,067,271	(5,080,543)	-	-	95,849	13,616 *
Invesco Private Prime Fund	283,804	10,642,099	(10,678,314)	2	(167)	247,424	36,878 *
Total	$421,921	$17,952,132	$(17,984,240)	$2	$(167)	$389,648	$53,086

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Statement of Assets and Liabilities
August 31, 2026

Invesco Investment Grade Defensive ETF (IIGD)
Assets:
Unaffiliated investments in securities, at value(a)	$26,413,583
Affiliated investments in securities, at value	389,648
Foreign currencies, at value	96
Receivable for:
Dividends and interest	287,794
Securities lending	76
Investments sold	3,003,543
Total assets	30,094,740
Liabilities:
Payable for:
Investments purchased	3,057,010
Collateral upon return of securities loaned	343,243
Accrued unitary management fees	2,954
Total liabilities	3,403,207
Net Assets	$26,691,533
Net assets consist of:
Shares of beneficial interest	$31,101,329
Distributable earnings (loss)	(4,409,796)
Net Assets	$26,691,533
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,100,001
Net asset value	$24.27
Market price	$24.27
Unaffiliated investments in securities, at cost	$26,771,037
Affiliated investments in securities, at cost	$389,618
Foreign currencies, at cost	$98
(a)Includes securities on loan with an aggregate value of:	$181,433
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Operations
For the year ended August 31, 2026

Invesco Investment Grade Defensive ETF (IIGD)
Investment income:
Unaffiliated interest income	$1,285,636
Affiliated dividend income	2,592
Securities lending income, net	2,607
Total investment income	1,290,835
Expenses:
Unitary management fees	38,996
Less: Waivers	(69)
Net expenses	38,927
Net investment income	1,251,908
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(44,136)
Affiliated investment securities	(167)
In-kind redemptions	(4,599)
Net realized gain (loss)	(48,902)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(606,377)
Affiliated investment securities	2
Foreign currencies	(2)
Change in net unrealized appreciation (depreciation)	(606,377)
Net realized and unrealized gain (loss)	(655,279)
Net increase in net assets resulting from operations	$596,629
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Changes in Net Assets
For the years ended August 31, 2026 and 2025

	Invesco Investment Grade Defensive ETF (IIGD)
	2026	2025
Operations:
Net investment income	$1,251,908	$1,434,721
Net realized gain (loss)	(48,902)	(231,212)
Change in net unrealized appreciation (depreciation)	(606,377)	287,183
Net increase in net assets resulting from operations	596,629	1,490,692
Distributions to Shareholders from:
Distributable earnings	(1,259,565)	(1,428,849)
Shareholder Transactions:
Proceeds from shares sold	4,961,661	2,443,324
Value of shares repurchased	(4,893,764)	(20,660,676)
Net increase (decrease) in net assets resulting from share transactions	67,897	(18,217,352)
Net increase (decrease) in net assets	(595,039)	(18,155,509)
Net assets:
Beginning of year	27,286,572	45,442,081
End of year	$26,691,533	$27,286,572
Changes in Shares Outstanding:
Shares sold	200,000	100,000
Shares repurchased	(200,000)	(850,000)
Shares outstanding, beginning of year	1,100,001	1,850,001
Shares outstanding, end of year	1,100,001	1,100,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Financial Highlights
Invesco Investment Grade Defensive ETF (IIGD)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$24.81	$24.56	$23.73	$24.27	$26.75
Net investment income(a)	1.03	1.03	0.98	0.80	0.31
Net realized and unrealized gain (loss) on investments	(0.54)	0.27	0.83	(0.58)	(2.30)
Total from investment operations	0.49	1.30	1.81	0.22	(1.99)
Distributions to shareholders from:
Net investment income	(1.03)	(1.05)	(0.98)	(0.76)	(0.32)
Net realized gains	-	-	-	-	(0.17)
Total distributions	(1.03)	(1.05)	(0.98)	(0.76)	(0.49)
Net asset value at end of year	$24.27	$24.81	$24.56	$23.73	$24.27
Market price at end of year(b)	$24.27	$24.81	$24.57	$23.73	$24.20
Net Asset Value Total Return(c)	2.00%	5.44%	7.84%	0.95%	(7.55)%
Market Price Total Return(c)	2.00%	5.40%	7.88%	1.24%	(7.82)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$26,692	$27,287	$45,442	$73,574	$57,041
Ratio to average net assets of:
Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	4.17%	4.21%	4.10%	3.32%	1.21%
Portfolio turnover rate(d)	70%	68%	75%	84%	51%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
August 31, 2026
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolio:
Full Name	Short Name
Invesco Investment Grade Defensive ETF (IIGD)	"Investment Grade Defensive ETF"
The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on the NYSE Arca, Inc.
The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in the Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though the Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Fund.
The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the ICE Investment Grade Defensive Index (the “Underlying Index”).
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s most recently reported NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a

11

particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of

12

capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

13

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending - The Fund may participate in securities lending and may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral provided by the borrower equal to no less than 102% (105% for foreign securities) of the market value of the loaned securities determined daily by the securities lending agent. Cash collateral received in connection with these loans is invested in short-term money market instruments or in affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act or affiliated money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Fund to obtain additional collateral from or return excess collateral to a borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits associated with owning the securities, including through an obligation of the borrower to pay the Fund the amount of dividends or interest generated by the loaned security. Securities loans are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund the securities loaned and the Fund is required to return the collateral. Upon the failure of the borrower to return the loaned securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Lending securities entails a risk of loss to the Fund if the market value of the loaned securities increases, the borrower fails to provide additional collateral as required, and the borrower fails to return the loaned securities. Additionally, the Fund could experience delays and costs in gaining access to the collateral and the loaned securities may increase in value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the securities lending agent. However, the Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss incurred on the investment of that cash collateral. Dividends or income received on cash collateral investments, which are net of compensation to counterparties, are included in Securities lending income, net on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as the affiliated securities lending agent for the Fund. The Bank of New York Mellon (“BNY”) also serves as securities lending agent for the Fund. To the extent the Fund utilizes Invesco as the affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2026, there were no securities lending transactions with respect to which Invesco acted as securities lending agent.
K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that

14

case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that the Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.
Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by APs, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Index Risk. Unlike many investment companies that are "actively managed", the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from the Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, the Fund generally rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to its Underlying Index’s rebalance schedule will typically result in corresponding changes to the Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure.

15

Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its Underlying Index. Additionally, the Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Sampling Risk. The Fund’s use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.13% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to the Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2026, the Adviser waived fees of $69.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of the Fund with ICE Data Indices, LLC (the “Licensor”).
The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.

16

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$26,413,583	$-	$26,413,583
Money Market Funds	46,375	343,273	-	389,648
Total Investments	$46,375	$26,756,856	$-	$26,803,231
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2026 and 2025:
	2026	2025
Ordinary income	$1,259,565	$1,428,849
Tax Components of Net Assets at Fiscal Year-End:
Net unrealized appreciation (depreciation) — investments	$(359,918)
Net unrealized appreciation — foreign currencies and foreign taxes	(2)
Capital loss carryforward	(4,049,876)
Shares of beneficial interest	31,101,329
Total net assets	$26,691,533
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of August 31, 2026, as follows:
No expiration
Short-Term	Long-Term	Total*
$1,299,004	$2,750,872	$4,049,876

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $20,573,291 and $20,694,056, respectively.
For the fiscal year ended August 31, 2026, in-kind transactions associated with creations and redemptions were $4,874,837 and $4,825,921, respectively.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Aggregate unrealized appreciation of investments	$10,488
Aggregate unrealized (depreciation) of investments	(370,406)
Net unrealized appreciation of investments	$(359,918)

17

Cost of investments for tax purposes is $27,163,149.
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions and taxable overdistributions, undistributed net investment income (loss) was increased by $1,622, undistributed net realized gain (loss) was increased by $7,132 and Shares of beneficial interest were decreased by $8,754. These reclassifications had no effect on the net assets of the Fund.
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.
NOTE 9—Capital
Shares are issued and redeemed by the Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Fund.
To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.
Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

18

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Self-Indexed Fund Trust and Shareholders of Invesco Investment Grade Defensive ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Investment Grade Defensive ETF (one of the funds constituting Invesco Exchange-Traded Self-Indexed Fund Trust, referred to hereafter as the “Fund”) as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

19

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2026:
Qualified Business Income*	0%
Qualified Dividend Income*	0%
Corporate Dividends Received Deduction*	0%
U.S. Treasury Obligations*	0%
Business Interest Income*	100%
Qualified Interest Income*	98%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

20

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Pricing Power ETF
Invesco BulletShares 2026 Corporate Bond ETF
Invesco BulletShares 2027 Corporate Bond ETF
Invesco BulletShares 2028 Corporate Bond ETF
Invesco BulletShares 2029 Corporate Bond ETF
Invesco BulletShares 2030 Corporate Bond ETF
Invesco BulletShares 2031 Corporate Bond ETF
Invesco BulletShares 2032 Corporate Bond ETF
Invesco BulletShares 2033 Corporate Bond ETF
Invesco BulletShares 2034 Corporate Bond ETF
Invesco BulletShares 2035 Corporate Bond ETF
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Invesco BulletShares 2031 High Yield Corporate Bond ETF
Invesco BulletShares 2032 High Yield Corporate Bond ETF
Invesco BulletShares 2033 High Yield Corporate Bond ETF
Invesco BulletShares 2026 Municipal Bond ETF
Invesco BulletShares 2027 Municipal Bond ETF
Invesco BulletShares 2028 Municipal Bond ETF
Invesco BulletShares 2029 Municipal Bond ETF
Invesco BulletShares 2030 Municipal Bond ETF
Invesco BulletShares 2031 Municipal Bond ETF
Invesco BulletShares 2032 Municipal Bond ETF
Invesco BulletShares 2033 Municipal Bond ETF
Invesco BulletShares 2034 Municipal Bond ETF
Invesco International Developed Dynamic Multifactor ETF
Invesco Investment Grade Defensive ETF
Invesco RAFITM Strategic US ETF
Invesco Russell 1000® Dynamic Multifactor ETF
Invesco Russell 2000® Dynamic Multifactor ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement, except for the correlation of Invesco BulletShares 2033 High Yield Corporate Bond ETF for the since inception (June 11, 2025) period. The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

21

Approval of Investment Advisory Contracts—(continued)
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco BulletShares 2026 Corporate Bond ETF Invesco BulletShares 2027 Corporate Bond ETF Invesco BulletShares 2028 Corporate Bond ETF Invesco BulletShares 2029 Corporate Bond ETF Invesco BulletShares 2030 Corporate Bond ETF Invesco BulletShares 2031 Corporate Bond ETF Invesco BulletShares 2032 Corporate Bond ETF Invesco BulletShares 2033 Corporate Bond ETF Invesco BulletShares 2034 Corporate Bond ETF Invesco BulletShares 2035 Corporate Bond ETF	0.10%
Invesco Investment Grade Defensive ETF	0.13%
Invesco BulletShares 2026 Municipal Bond ETF Invesco BulletShares 2027 Municipal Bond ETF Invesco BulletShares 2028 Municipal Bond ETF Invesco BulletShares 2029 Municipal Bond ETF Invesco BulletShares 2030 Municipal Bond ETF Invesco BulletShares 2031 Municipal Bond ETF Invesco BulletShares 2032 Municipal Bond ETF Invesco BulletShares 2033 Municipal Bond ETF Invesco BulletShares 2034 Municipal Bond ETF	0.18%
Invesco RAFI™ Strategic US ETF	0.19%
Invesco Russell 1000® Dynamic Multifactor ETF	0.29%
Invesco International Developed Dynamic Multifactor ETF	0.34%
Invesco Russell 2000® Dynamic Multifactor ETF	0.39%
Invesco Bloomberg Pricing Power ETF	0.40%
Invesco BulletShares 2026 High Yield Corporate Bond ETF Invesco BulletShares 2027 High Yield Corporate Bond ETF Invesco BulletShares 2028 High Yield Corporate Bond ETF Invesco BulletShares 2029 High Yield Corporate Bond ETF Invesco BulletShares 2030 High Yield Corporate Bond ETF Invesco BulletShares 2031 High Yield Corporate Bond ETF Invesco BulletShares 2032 High Yield Corporate Bond ETF Invesco BulletShares 2033 High Yield Corporate Bond ETF	0.42%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Pricing Power ETF			X
Invesco BulletShares 2026 Corporate Bond ETF	X		X

22

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco BulletShares 2027 Corporate Bond ETF	X		X
Invesco BulletShares 2028 Corporate Bond ETF	X		X
Invesco BulletShares 2029 Corporate Bond ETF	X		X
Invesco BulletShares 2030 Corporate Bond ETF	X		X
Invesco BulletShares 2031 Corporate Bond ETF	X		X
Invesco BulletShares 2032 Corporate Bond ETF	X		X
Invesco BulletShares 2033 Corporate Bond ETF	X		X
Invesco BulletShares 2034 Corporate Bond ETF	X		X
Invesco BulletShares 2035 Corporate Bond ETF	X		X
Invesco BulletShares 2026 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2027 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2028 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2029 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2030 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2031 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2032 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2033 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2026 Municipal Bond ETF			X
Invesco BulletShares 2027 Municipal Bond ETF			X
Invesco BulletShares 2028 Municipal Bond ETF			X
Invesco BulletShares 2029 Municipal Bond ETF			X
Invesco BulletShares 2030 Municipal Bond ETF			X
Invesco BulletShares 2031 Municipal Bond ETF			X
Invesco BulletShares 2032 Municipal Bond ETF			X
Invesco BulletShares 2033 Municipal Bond ETF			X
Invesco BulletShares 2034 Municipal Bond ETF			X
Invesco International Developed Dynamic Multifactor ETF			X
Invesco Investment Grade Defensive ETF			X
Invesco RAFITM Strategic US ETF	X		X
Invesco Russell 1000® Dynamic Multifactor ETF	X		X
Invesco Russell 2000® Dynamic Multifactor ETF			X
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco Russell 1000® Dynamic Multifactor ETF and Invesco International Developed Dynamic Multifactor ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco BulletShares 2035 Corporate Bond ETF or Invesco BulletShares

23

Approval of Investment Advisory Contracts—(continued)
2033 High Yield Corporate Bond ETF because those Funds had not completed a full year of operations as of December 31, 2025. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, serve as each Fund’s distributor and index provider and are paid a distribution fee and licensing fee, respectively, by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

24

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Fund’s trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

25

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-FIF-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2026
POWA	Invesco Bloomberg Pricing Power ETF
IUS	Invesco RAFITM Strategic US ETF

2

Invesco Bloomberg Pricing Power ETF (POWA)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Consumer Discretionary-18.33%
AutoZone, Inc.(b)	989	$2,958,336
Best Buy Co., Inc.	55,468	4,445,760
Garmin Ltd.	14,244	4,046,863
Home Depot, Inc. (The)	10,891	3,570,397
Lowe’s Cos., Inc.	15,301	3,132,115
O’Reilly Automotive, Inc., Class R(b)	36,678	3,257,006
Tractor Supply Co.	106,736	3,725,086
Ulta Beauty, Inc.(b)	6,860	3,684,506
Yum China Holdings, Inc. (China)	74,257	3,312,605
		32,132,674
Consumer Staples-17.30%
Archer-Daniels-Midland Co.	43,616	3,545,545
Brown-Forman Corp., Class B	131,920	3,505,114
Costco Wholesale Corp.	3,150	2,973,254
Hormel Foods Corp.	162,930	3,560,021
Kroger Co. (The)	49,249	2,833,787
PepsiCo, Inc.	22,656	3,179,543
Sysco Corp.	44,824	3,634,330
US Foods Holding Corp.(b)(c)	41,697	4,371,513
Walmart, Inc.	25,850	2,710,890
		30,313,997
Financials-3.74%
Fidelity National Information Services, Inc.	79,233	3,230,329
MSCI, Inc.	5,812	3,316,560
		6,546,889
Health Care-19.58%
Boston Scientific Corp.(b)	59,686	2,882,834
Cardinal Health, Inc.	16,977	3,983,144
Cencora, Inc.	12,776	4,134,314
Cooper Cos., Inc. (The)(b)	54,777	3,839,320
McKesson Corp.	4,482	3,968,004
Mettler-Toledo International, Inc.(b)	3,124	4,389,657
Neurocrine Biosciences, Inc.(b)(c)	21,868	3,368,328
STERIS PLC	15,661	3,643,375
Waters Corp.(b)	9,910	4,108,983
		34,317,959
Industrials-18.74%
AMETEK, Inc.	15,052	3,539,779
Curtiss-Wright Corp.	4,655	2,711,677
Fastenal Co.	77,437	3,818,418
Ferguson Enterprises, Inc.	14,988	3,364,956
General Dynamics Corp.	9,956	3,697,160
HEICO Corp.(c)	11,219	3,715,172
Otis Worldwide Corp.	47,459	3,375,759
	Shares	Value
Industrials-(continued)
Quanta Services, Inc.	4,764	$2,892,177
Rollins, Inc.	63,497	2,290,337
Xylem, Inc.	31,255	3,441,488
		32,846,923
Information Technology-20.30%
Accenture PLC, Class A	18,874	3,581,530
Adobe, Inc.(b)	13,349	3,908,454
Autodesk, Inc.(b)	13,883	3,589,172
GoDaddy, Inc., Class A(b)	36,670	3,589,259
Jabil, Inc.	9,799	2,991,243
KLA Corp.	18,489	3,243,895
Microsoft Corp.	8,034	4,075,568
NXP Semiconductors N.V. (Netherlands)	10,906	2,449,924
Roper Technologies, Inc.	10,468	4,445,131
TD SYNNEX Corp.	14,662	3,707,287
		35,581,463
Real Estate-1.89%
Lamar Advertising Co., Class A	22,282	3,320,241
Total Common Stocks & Other Equity Interests (Cost $159,738,749)		175,060,146
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $108,540)	108,540	108,540
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $159,847,289)		175,168,686
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.72%
Invesco Private Government Fund, 3.73%(d)(e)(f)	1,331,082	1,331,082
Invesco Private Prime Fund, 3.82%(d)(e)(f)	3,440,844	3,441,532
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,772,677)		4,772,614
TOTAL INVESTMENTS IN SECURITIES-102.66% (Cost $164,619,966)		179,941,300
OTHER ASSETS LESS LIABILITIES-(2.66)%		(4,665,606)
NET ASSETS-100.00%		$175,275,694

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Bloomberg Pricing Power ETF (POWA)—(continued)
August 31, 2026

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$152,543	$3,514,434	$(3,558,437)	$-	$-	$108,540	$3,276
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,820	89,468,651	(88,146,389)	-	-	1,331,082	90,126 *
Invesco Private Prime Fund	7,993,424	164,435,924	(168,986,998)	(221)	(597)	3,441,532	241,488 *
Total	$8,154,787	$257,419,009	$(260,691,824)	$(221)	$(597)	$4,881,154	$334,890

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco RAFITM Strategic US ETF (IUS)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-11.48%
Alphabet, Inc., Class A	99,836	$33,879,347
AppLovin Corp., Class A(b)	1,425	444,685
AT&T, Inc.	416,910	10,793,800
Charter Communications, Inc., Class A(b)	16,335	2,490,107
Comcast Corp., Class A	352,759	9,390,445
EchoStar Corp., Class A(b)(c)	3,738	323,113
Fox Corp., Class A(c)	15,918	1,072,077
Liberty Media Corp.-Liberty Formula One(b)	3,279	327,736
Live Nation Entertainment, Inc.(b)	2,210	397,557
Lumen Technologies, Inc.(b)	55,354	345,962
Match Group, Inc.	8,235	334,753
Meta Platforms, Inc., Class A	40,605	23,239,866
Netflix, Inc.(b)	38,763	3,141,741
News Corp., Class A	18,843	578,668
Nexstar Media Group, Inc., Class A	1,495	272,284
Omnicom Group, Inc.(c)	11,519	1,008,258
Paramount Skydance Corp.	70,989	774,490
Pinterest, Inc., Class A(b)	25,680	557,513
Sirius XM Holdings, Inc.(c)	22,075	621,853
TKO Group Holdings, Inc.(c)	1,747	319,020
T-Mobile US, Inc.	18,713	3,376,574
Trade Desk, Inc. (The), Class A(b)(c)	16,709	229,247
Verizon Communications, Inc.	208,787	10,443,526
Walt Disney Co. (The)	62,083	6,677,027
Warner Bros. Discovery, Inc.(b)	62,848	1,793,053
		112,832,702
Consumer Discretionary-11.09%
Adient PLC(b)(c)	14,475	274,591
ADT, Inc.	57,501	424,932
Airbnb, Inc., Class A(b)	10,621	1,945,980
Amazon.com, Inc.(b)	101,450	26,353,667
Aptiv PLC(b)	17,167	768,395
Aramark	8,305	467,655
Asbury Automotive Group, Inc.(b)	2,354	497,636
Autoliv, Inc. (Sweden)	3,394	411,387
AutoNation, Inc.(b)	2,167	436,109
AutoZone, Inc.(b)	218	652,090
Best Buy Co., Inc.	17,055	1,366,958
Booking Holdings, Inc.	15,408	3,067,579
BorgWarner, Inc.	8,931	573,013
Burlington Stores, Inc.(b)	1,111	288,593
Caesars Entertainment, Inc.(b)(c)	13,651	405,435
CarMax, Inc.(b)(c)	19,747	1,211,084
Carnival Corp. Ltd.	42,957	1,026,243
Carvana Co.(b)	5,248	385,518
Chewy, Inc., Class A(b)	15,444	367,567
Chipotle Mexican Grill, Inc.(b)	23,769	903,935
Coupang, Inc. (South Korea)(b)	37,481	601,945
D.R. Horton, Inc.	13,463	1,946,211
Darden Restaurants, Inc.	2,875	615,998
Deckers Outdoor Corp.(b)	3,834	333,865
Dick’s Sporting Goods, Inc.	2,512	339,371
DoorDash, Inc., Class A(b)	3,495	809,931
eBay, Inc.	8,879	919,509
Expedia Group, Inc.	4,084	1,295,118
Flutter Entertainment PLC (Ireland)(b)(c)	6,224	623,520
	Shares	Value
Consumer Discretionary-(continued)
Ford Motor Co.	439,837	$6,131,328
Gap, Inc. (The)(c)	15,671	349,620
Garmin Ltd.	2,130	605,154
General Motors Co.	101,700	8,778,744
Genuine Parts Co.	6,581	892,844
Goodyear Tire & Rubber Co. (The)(b)(c)	69,682	436,906
Group 1 Automotive, Inc.	1,556	419,404
Harley-Davidson, Inc.(c)	10,694	295,154
Hilton Worldwide Holdings, Inc.	2,552	807,147
Home Depot, Inc. (The)	18,942	6,209,756
Hyatt Hotels Corp., Class A(c)	1,721	287,355
KB Home(c)	6,358	338,881
Kohl’s Corp.	34,514	615,039
Las Vegas Sands Corp.	17,968	787,178
Lear Corp.	4,635	579,329
Lennar Corp., Class A	17,604	1,480,672
Lithia Motors, Inc., Class A(c)	3,140	1,153,385
LKQ Corp.(c)	20,544	515,654
Lowe’s Cos., Inc.	11,279	2,308,811
lululemon Athletica, Inc.(b)	4,942	594,325
Macy’s, Inc.	33,088	726,612
Marriott International, Inc., Class A	2,796	955,561
Mattel, Inc.(b)(c)	17,957	268,457
McDonald’s Corp.	8,676	2,286,473
MercadoLibre, Inc. (Brazil)(b)	944	1,827,773
MGM Resorts International(b)	14,016	579,702
Mohawk Industries, Inc.(b)	3,838	492,224
Murphy USA, Inc.	697	359,227
NIKE, Inc., Class B	46,510	1,816,681
Norwegian Cruise Line Holdings Ltd.(b)	23,502	379,322
NVR, Inc.(b)	111	700,991
O’Reilly Automotive, Inc., Class R(b)	9,579	850,615
PulteGroup, Inc.	8,247	1,041,761
PVH Corp.	4,980	369,317
Ralph Lauren Corp.	1,175	407,608
Ross Stores, Inc.	4,504	1,029,344
Royal Caribbean Cruises Ltd.	4,527	1,216,586
Service Corp. International	3,592	293,251
Starbucks Corp.	11,481	1,219,856
Tapestry, Inc.	4,729	583,511
Tesla, Inc.(b)	8,391	3,087,468
Thor Industries, Inc.(c)	3,934	298,984
TJX Cos., Inc. (The)	15,827	2,119,394
Toll Brothers, Inc.	4,462	640,074
Tractor Supply Co.	18,448	643,835
Ulta Beauty, Inc.(b)	1,050	563,955
Whirlpool Corp.(c)	9,555	390,226
Williams-Sonoma, Inc.	2,797	638,415
Yum! Brands, Inc.	2,248	344,641
		109,032,385
Consumer Staples-7.55%
Albertson’s Cos., Inc., Class A(c)	66,580	822,263
Altria Group, Inc.	32,278	2,210,397
Archer-Daniels-Midland Co.	28,421	2,310,343
BJ’s Wholesale Club Holdings, Inc., Class C(b)	4,879	442,281
Brown-Forman Corp., Class B(c)	11,529	306,326
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco RAFITM Strategic US ETF (IUS)—(continued)
August 31, 2026
	Shares	Value
Consumer Staples-(continued)
Bunge Global S.A.	9,397	$1,092,025
Cal-Maine Foods, Inc.(c)	3,525	278,193
Campbell’s Co. (The)(c)	13,538	320,580
Casey’s General Stores, Inc.	541	406,946
Church & Dwight Co., Inc.	4,488	447,813
Clorox Co. (The)	3,596	351,257
Coca-Cola Co. (The)	43,514	3,858,386
Coca-Cola Consolidated, Inc.	2,573	503,202
Colgate-Palmolive Co.	13,397	1,203,319
Conagra Brands, Inc.	45,479	728,574
Constellation Brands, Inc., Class A	5,446	711,357
Costco Wholesale Corp.	5,912	5,580,278
Darling Ingredients, Inc.(b)	4,386	290,660
Dollar General Corp.	11,377	1,442,035
Dollar Tree, Inc.(b)	8,988	1,137,791
Estee Lauder Cos., Inc. (The), Class A	6,781	693,696
General Mills, Inc.	35,178	1,449,334
Hershey Co. (The)	3,449	607,748
Hormel Foods Corp.	25,172	550,008
Ingredion, Inc.(c)	3,140	324,864
J.M. Smucker Co. (The)	4,408	578,153
Kenvue, Inc.	54,511	1,029,168
Keurig Dr Pepper, Inc.	39,610	1,261,975
Kimberly-Clark Corp.	9,133	985,907
Kraft Heinz Co. (The)	96,231	2,470,250
Kroger Co. (The)	56,431	3,247,040
Lamb Weston Holdings, Inc.	6,353	346,429
Maplebear, Inc.(b)	7,095	358,439
McCormick & Co., Inc.	8,384	454,580
Molson Coors Beverage Co., Class B	18,175	722,638
Mondelez International, Inc., Class A	38,228	2,372,812
Monster Beverage Corp.(b)	9,988	458,649
PepsiCo, Inc.	28,600	4,013,724
Performance Food Group Co.(b)	11,361	1,126,670
Philip Morris International, Inc.	14,594	2,733,456
Post Holdings, Inc.(b)(c)	3,465	288,842
Procter & Gamble Co. (The)	47,410	6,880,139
Sprouts Farmers Market, Inc.(b)(c)	3,297	270,486
Sysco Corp.	24,286	1,969,109
Target Corp.	23,812	3,830,875
Tyson Foods, Inc., Class A	22,795	1,256,916
United Natural Foods, Inc.(b)(c)	10,131	444,346
US Foods Holding Corp.(b)	11,347	1,189,620
Walmart, Inc.	75,191	7,885,280
		74,245,179
Energy-8.74%
Antero Resources Corp.(b)	9,762	375,642
APA Corp.	19,899	858,642
Baker Hughes Co., Class A	20,566	1,306,969
Cheniere Energy, Inc.	5,408	1,577,460
Chevron Corp.	70,448	14,522,073
Chord Energy Corp.	3,839	564,755
CNX Resources Corp.(b)(c)	7,448	270,958
ConocoPhillips	45,688	6,053,203
Devon Energy Corp.	26,143	1,268,197
EOG Resources, Inc.	19,898	2,884,414
EQT Corp.	19,239	1,042,369
Expand Energy Corp.	10,511	1,031,760
ExxonMobil Holdings Corp.	136,232	21,926,540
	Shares	Value
Energy-(continued)
Halliburton Co.	26,289	$968,750
HF Sinclair Corp.	10,786	1,095,966
Kinder Morgan, Inc.	49,221	1,586,885
Marathon Petroleum Corp.	15,480	5,778,994
Matador Resources Co.(c)	6,608	383,330
Murphy Oil Corp.	8,055	293,363
NOV, Inc.	22,778	484,944
Occidental Petroleum Corp.	37,049	2,229,609
ONEOK, Inc.	20,214	1,940,746
Ovintiv, Inc.	13,678	897,961
PBF Energy, Inc., Class A	10,203	744,717
Permian Resources Corp., Class A	29,505	687,171
Phillips 66	19,447	4,795,241
Range Resources Corp.	6,719	277,629
SLB Ltd.	41,286	2,481,289
SM Energy Co.	11,107	412,958
Targa Resources Corp.	3,220	945,553
TechnipFMC PLC (United Kingdom)	7,152	558,929
Transocean Ltd.(b)	42,661	247,860
Valero Energy Corp.	12,998	4,665,242
World Kinect Corp.(c)	20,683	739,417
		85,899,536
Financials-9.95%
Affiliated Managers Group, Inc.	997	367,085
Allstate Corp. (The)	12,243	3,156,245
American Express Co.	13,062	4,312,681
American Financial Group, Inc.	3,042	433,637
Aon PLC, Class A	3,171	1,019,540
Arch Capital Group Ltd.(b)	17,899	1,755,355
Assurant, Inc.	2,051	578,095
Berkshire Hathaway, Inc., Class B(b)	50,585	25,496,358
Blackstone, Inc., Class A	14,351	2,055,637
Block, Inc., Class A(b)	18,484	1,516,058
Blue Owl Capital, Inc.(c)	29,418	360,076
Brown & Brown, Inc.	7,150	516,015
Cboe Global Markets, Inc.	971	291,494
Chubb Ltd.	13,581	4,598,527
Cincinnati Financial Corp.	5,159	876,514
Coinbase Global, Inc., Class A(b)	3,330	626,440
Corpay, Inc.(b)	1,255	507,396
Everest Group Ltd.	2,325	871,061
Fidelity National Information Services, Inc.	29,012	1,182,819
First American Financial Corp.	5,060	374,035
Fiserv, Inc.(b)	44,399	2,366,911
Franklin Resources, Inc.	10,915	372,747
Hanover Insurance Group, Inc. (The)	1,508	340,974
Hartford Insurance Group, Inc. (The)	12,589	1,729,477
Invesco Ltd.(d)	27,895	914,398
LPL Financial Holdings, Inc.	1,069	395,674
Markel Group, Inc.(b)	537	968,163
Marsh & McLennan Cos., Inc.	10,511	1,994,988
Mastercard, Inc., Class A	9,328	5,497,084
Moody’s Corp.	2,049	1,034,007
MSCI, Inc.	929	530,125
Nasdaq, Inc.	6,711	661,772
NU Holdings Ltd., Class A (Brazil)(b)	56,817	826,687
Old Republic International Corp.	14,221	593,442
OneMain Holdings, Inc.	10,064	628,597
Oscar Health, Inc., Class A(b)	12,360	370,306
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco RAFITM Strategic US ETF (IUS)—(continued)
August 31, 2026
	Shares	Value
Financials-(continued)
PayPal Holdings, Inc.	57,621	$3,034,610
Primerica, Inc.	987	283,911
Progressive Corp. (The)	20,566	4,485,033
S&P Global, Inc.	5,891	2,567,533
Selective Insurance Group, Inc.	3,185	290,759
StoneX Group, Inc.(b)(c)	26,308	1,801,572
T. Rowe Price Group, Inc.	7,422	825,920
TPG, Inc.	7,705	416,995
TPG, Inc.(b)(e)	5,323	0
Tradeweb Markets, Inc., Class A	2,752	296,390
Travelers Cos., Inc. (The)	9,420	3,447,061
Visa, Inc., Class A	22,931	8,699,333
W.R. Berkley Corp.	7,967	538,251
Willis Towers Watson PLC	3,118	1,055,599
		97,863,387
Health Care-15.30%
Abbott Laboratories	40,002	4,414,621
AbbVie, Inc.	22,500	5,769,450
Agilent Technologies, Inc.	4,752	729,717
Align Technology, Inc.(b)	1,771	282,988
Amgen, Inc.	7,938	3,412,387
Avantor, Inc.(b)	37,288	542,167
Baxter International, Inc.(c)	26,296	683,696
Becton, Dickinson and Co.	10,775	2,026,885
Biogen, Inc.(b)	3,926	850,568
Bio-Rad Laboratories, Inc., Class A(b)(c)	1,110	428,593
Boston Scientific Corp.(b)	22,903	1,106,215
Bristol-Myers Squibb Co.	57,711	3,855,672
Cardinal Health, Inc.	19,508	4,576,967
Cencora, Inc.	19,133	6,191,439
Centene Corp.(b)	63,702	4,098,587
Cigna Group (The)	21,891	6,043,667
Cooper Cos., Inc. (The)(b)	6,073	425,657
CVS Health Corp.	89,812	8,434,245
Danaher Corp.	15,969	3,410,340
DaVita, Inc.(b)	3,226	567,808
Dexcom, Inc.(b)	5,279	480,706
Edwards Lifesciences Corp.(b)	7,220	655,215
Elanco Animal Health, Inc.(b)	13,302	318,184
Elevance Health, Inc.	12,547	4,925,199
Eli Lilly and Co.	3,771	4,362,029
Encompass Health Corp.	2,488	299,082
Exelixis, Inc.(b)	6,139	335,435
GE HealthCare Technologies, Inc.	11,841	843,434
Gilead Sciences, Inc.	21,244	3,108,847
HCA Healthcare, Inc.	5,757	2,385,989
Henry Schein, Inc.(b)	4,995	448,551
Humana, Inc.	8,049	3,084,618
IDEXX Laboratories, Inc.(b)	715	398,033
Illumina, Inc.(b)(c)	2,296	490,494
Incyte Corp.(b)	3,526	434,474
Intuitive Surgical, Inc.(b)	2,656	1,000,940
IQVIA Holdings, Inc.(b)	5,382	1,405,725
Jazz Pharmaceuticals PLC(b)(c)	1,346	337,415
Johnson & Johnson	35,416	9,415,344
Labcorp Holdings, Inc.	2,588	860,924
McKesson Corp.	8,580	7,596,046
Medtronic PLC	40,301	3,653,286
Merck & Co., Inc.	50,820	7,509,163
	Shares	Value
Health Care-(continued)
Mettler-Toledo International, Inc.(b)	258	$362,526
Molina Healthcare, Inc.(b)	4,883	970,594
Pfizer, Inc.	226,090	6,434,521
Quest Diagnostics, Inc.	3,131	752,379
Regeneron Pharmaceuticals, Inc.	2,832	2,262,995
ResMed, Inc.	2,428	582,963
Revvity, Inc.(c)	4,128	531,150
STERIS PLC	1,989	462,721
Stryker Corp.	4,631	1,499,518
Tenet Healthcare Corp.(b)	4,344	1,155,113
Thermo Fisher Scientific, Inc.	7,168	4,423,373
United Therapeutics Corp.(b)	822	419,532
UnitedHealth Group, Inc.	32,831	12,784,720
Universal Health Services, Inc., Class B	4,033	686,941
Veeva Systems, Inc., Class A(b)	2,034	581,093
Vertex Pharmaceuticals, Inc.(b)	2,692	1,465,848
Viatris, Inc.	55,224	911,748
Zimmer Biomet Holdings, Inc.	8,206	820,928
Zoetis, Inc.	13,937	1,074,543
		150,384,008
Industrials-9.85%
3M Co.	9,475	1,628,089
AECOM	6,369	429,462
AGCO Corp.	2,658	314,468
AMETEK, Inc.	2,621	616,381
Automatic Data Processing, Inc.	7,102	2,032,308
Avis Budget Group, Inc.(b)(c)	2,854	420,936
Boeing Co. (The)(b)	3,284	682,349
Booz Allen Hamilton Holding Corp.	6,146	464,945
Broadridge Financial Solutions, Inc.	2,682	489,143
Brookfield Business Corp. (Canada)	9,009	246,756
Builders FirstSource, Inc.(b)	8,097	537,641
C.H. Robinson Worldwide, Inc.	2,721	407,225
CACI International, Inc., Class A(b)	600	373,806
Carlisle Cos., Inc.	1,447	501,501
Carrier Global Corp.	20,429	1,189,376
Caterpillar, Inc.	4,357	3,474,577
Cintas Corp.	3,599	726,242
CNH Industrial N.V.(c)	48,135	569,437
Comfort Systems USA, Inc.	143	221,024
Copart, Inc.(b)	13,980	461,200
CSX Corp.	31,007	1,566,164
Cummins, Inc.	1,689	953,272
Deere & Co.	4,074	2,668,103
Delta Air Lines, Inc.	7,376	575,328
Dover Corp.	2,140	415,652
Eaton Corp. PLC	4,612	1,853,471
EMCOR Group, Inc.	568	417,219
Emerson Electric Co.	10,283	1,567,540
Equifax, Inc.	2,863	541,565
Expeditors International of Washington, Inc.	2,869	544,106
Fastenal Co.	10,805	532,795
FedEx Corp.	8,259	2,703,997
FedEx Freight Holding Co., Inc.(b)	4,109	549,538
Ferguson Enterprises, Inc.	4,303	966,066
Fluor Corp.(b)(c)	9,584	522,424
Fortive Corp.	10,876	639,944
GE Vernova, Inc.	1,567	1,407,996
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco RAFITM Strategic US ETF (IUS)—(continued)
August 31, 2026
	Shares	Value
Industrials-(continued)
General Dynamics Corp.	6,645	$2,467,621
General Electric Co.	11,182	3,753,909
GXO Logistics, Inc.(b)(c)	6,390	304,995
Honeywell Aerospace, Inc.(b)	6,007	949,767
Honeywell International, Inc.	6,003	1,281,821
Howmet Aerospace, Inc.	2,003	490,635
Hubbell, Inc.	685	310,305
Huntington Ingalls Industries, Inc.	1,218	354,682
Illinois Tool Works, Inc.	4,524	1,245,774
Ingersoll Rand, Inc.	8,387	646,218
ITT, Inc.	1,382	276,801
J.B. Hunt Transport Services, Inc.	1,695	449,972
Jacobs Solutions, Inc.	4,254	634,059
Johnson Controls International PLC	11,714	1,619,343
Knight-Swift Transportation Holdings, Inc.	5,301	363,171
L3Harris Technologies, Inc.	4,277	1,138,751
Leidos Holdings, Inc.	4,570	640,760
Lockheed Martin Corp.	5,408	3,035,132
Lyft, Inc., Class A(b)(c)	21,633	365,598
ManpowerGroup, Inc.	11,965	753,197
Masco Corp.	5,302	382,592
Middleby Corp. (The)(b)	1,866	206,827
Midera Food Processing, Inc.(b)	1,866	87,478
Mobility Global, Inc.	5,892	119,608
Norfolk Southern Corp.	3,509	1,202,850
Northrop Grumman Corp.	3,249	1,753,485
Old Dominion Freight Line, Inc.	2,104	420,716
Oshkosh Corp.	3,062	471,885
Otis Worldwide Corp.	6,793	483,186
Owens Corning	4,861	671,547
PACCAR, Inc.	14,197	1,762,274
Parker-Hannifin Corp.	1,597	1,564,166
Paychex, Inc.	6,276	799,186
Pentair PLC	3,904	236,036
Quanta Services, Inc.	1,036	628,945
Regal Rexnord Corp.	1,700	269,365
Republic Services, Inc.	3,488	770,569
Rockwell Automation, Inc.	1,141	484,275
RTX Corp.	23,514	4,884,563
Rush Enterprises, Inc., Class A	3,890	298,869
Ryder System, Inc.	2,431	594,282
Science Applications International Corp.	2,964	380,044
Snap-on, Inc.	1,167	450,824
Southwest Airlines Co.	7,859	302,807
SS&C Technologies Holdings, Inc.	8,019	665,336
Stanley Black & Decker, Inc.	7,381	711,307
Textron, Inc.	6,844	551,353
Trane Technologies PLC	2,442	1,085,225
TransDigm Group, Inc.	1,018	1,192,831
TransUnion	4,436	376,661
Uber Technologies, Inc.(b)	37,395	2,828,932
UFP Industries, Inc.	3,388	286,354
Union Pacific Corp.	9,635	2,896,955
United Airlines Holdings, Inc.(b)	5,595	604,204
United Parcel Service, Inc., Class B	34,671	3,613,758
United Rentals, Inc.	1,296	1,345,248
Verisk Analytics, Inc.	2,394	463,909
Vertiv Holdings Co., Class A	1,021	264,153
W.W. Grainger, Inc.	580	759,504
Waste Connections, Inc.	4,126	682,110
	Shares	Value
Industrials-(continued)
Waste Management, Inc.	6,019	$1,317,679
Watsco, Inc.(c)	718	222,451
WESCO International, Inc.	1,599	544,300
Westinghouse Air Brake Technologies Corp.	2,554	730,265
Xylem, Inc.	5,240	576,976
ZIM Integrated Shipping Services Ltd. (Israel)	23,093	632,748
		96,873,195
Information Technology-21.20%
Accenture PLC, Class A	24,667	4,680,810
Adobe, Inc.(b)	13,772	4,032,304
Advanced Micro Devices, Inc.(b)	6,397	3,011,196
Akamai Technologies, Inc.(b)	3,000	325,860
Amdocs Ltd.(c)	5,494	346,452
Amphenol Corp., Class A	9,593	1,520,970
Analog Devices, Inc.	4,782	1,731,754
Apple, Inc.	123,395	39,097,706
Applied Materials, Inc.	5,885	2,697,625
Arista Networks, Inc.(b)	5,689	1,113,280
Arrow Electronics, Inc.(b)	2,977	608,588
Autodesk, Inc.(b)	2,680	692,860
Avnet, Inc.	6,368	570,318
Broadcom, Inc.	19,390	7,180,893
Cadence Design Systems, Inc.(b)	1,449	490,892
CDW Corp.	6,130	929,185
Ciena Corp.(b)	502	192,166
Cisco Systems, Inc.	45,643	5,043,095
Cognizant Technology Solutions Corp., Class A	24,742	1,597,838
Coherent Corp.(b)	686	190,591
Corning, Inc.	4,264	634,185
CrowdStrike Holdings, Inc., Class A(b)	1,911	441,441
Dell Technologies, Inc., Class C	13,004	5,929,954
DocuSign, Inc.(b)	7,630	505,640
Dropbox, Inc., Class A(b)(c)	13,105	461,165
DXC Technology Co.(b)(c)	43,376	490,149
EPAM Systems, Inc.(b)	3,122	367,865
F5, Inc.(b)	815	331,811
Fair Isaac Corp.(b)(c)	271	310,894
First Solar, Inc.(b)	1,584	319,810
Flex Ltd.(b)	5,805	634,196
Fortinet, Inc.(b)	4,380	748,673
Gartner, Inc.(b)	3,192	632,367
Gen Digital, Inc.	13,666	423,646
GoDaddy, Inc., Class A(b)	4,757	465,615
Hewlett Packard Enterprise Co.	47,987	2,506,841
HP, Inc.	65,547	1,967,721
Intel Corp.(b)	32,266	2,888,130
International Business Machines Corp.	18,076	4,227,434
Intuit, Inc.	5,500	1,976,150
Jabil, Inc.	2,376	725,298
Keysight Technologies, Inc.(b)	1,188	383,368
KLA Corp.	6,618	1,161,128
Kyndryl Holdings, Inc.(b)(c)	32,161	432,565
Lam Research Corp.	6,509	1,962,398
Marvell Technology, Inc.	5,217	1,104,230
Microchip Technology, Inc.	4,936	362,549
Micron Technology, Inc.	5,180	4,966,221
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco RAFITM Strategic US ETF (IUS)—(continued)
August 31, 2026
	Shares	Value
Information Technology-(continued)
Microsoft Corp.	77,107	$39,115,610
Monolithic Power Systems, Inc.	180	228,199
Motorola Solutions, Inc.	1,763	855,584
NetApp, Inc.	4,514	836,399
NVIDIA Corp.	93,965	20,745,593
Okta, Inc.(b)	3,768	652,015
ON Semiconductor Corp.(b)	5,518	408,829
Oracle Corp.	13,222	1,971,665
Palantir Technologies, Inc., Class A(b)	2,948	549,448
Palo Alto Networks, Inc.(b)	3,040	1,161,675
PTC, Inc.(b)	1,948	303,382
QUALCOMM, Inc.	23,054	3,930,246
Roper Technologies, Inc.	3,229	1,371,163
Salesforce, Inc.	32,819	8,452,205
Sanmina Corp.(b)	1,128	221,900
Seagate Technology Holdings PLC	497	411,705
ServiceNow, Inc.(b)	13,674	2,023,615
Skyworks Solutions, Inc.(c)	7,312	489,977
Snowflake, Inc., Class A(b)	3,014	998,930
Super Micro Computer, Inc.(b)(c)	12,944	482,552
TD SYNNEX Corp.	4,952	1,252,113
TE Connectivity PLC (China)	6,265	1,285,891
Teledyne Technologies, Inc.(b)	745	456,648
Teradyne, Inc.	808	282,663
Texas Instruments, Inc.	7,584	1,978,741
Trimble, Inc.(b)	5,937	355,864
Twilio, Inc., Class A(b)	2,609	614,759
Viasat, Inc.(b)(c)	3,899	262,286
Western Digital Corp.	1,455	655,550
Workday, Inc., Class A(b)	8,008	1,581,180
Zebra Technologies Corp., Class A(b)	1,197	423,199
Zoom Communications, Inc., Class A(b)	7,320	707,698
		208,483,111
Materials-3.04%
Air Products and Chemicals, Inc.	3,678	1,138,194
Albemarle Corp.	2,241	302,468
Alcoa Corp.	6,739	336,613
Amcor PLC	19,813	909,219
Avery Dennison Corp.	2,447	426,047
Ball Corp.	12,325	776,105
Celanese Corp.	6,568	298,713
CF Industries Holdings, Inc.	5,763	749,363
Cleveland-Cliffs, Inc.(b)(c)	32,946	380,526
Commercial Metals Co.	4,456	300,646
Corteva, Inc.	16,216	1,372,360
Crown Holdings, Inc.	4,688	545,636
Dow, Inc.	35,981	1,098,140
Eastman Chemical Co.	6,154	445,796
Ecolab, Inc.	3,345	947,304
Freeport-McMoRan, Inc.	24,016	1,818,972
Graphic Packaging Holding Co.(c)	32,185	360,472
International Flavors & Fragrances, Inc.	8,564	739,330
International Paper Co.	29,979	1,137,103
Linde PLC	6,793	3,325,717
LyondellBasell Industries N.V., Class A	13,372	870,250
Martin Marietta Materials, Inc.	1,026	532,186
Mosaic Co. (The)	27,009	651,457
Newmont Corp.	23,159	2,919,423
Nucor Corp.	6,472	1,615,670
	Shares	Value
Materials-(continued)
Packaging Corp. of America	2,044	$478,173
PPG Industries, Inc.	7,563	848,342
Reliance, Inc.	1,741	668,631
RPM International, Inc.	3,067	319,275
Sherwin-Williams Co. (The)	3,765	1,275,620
Steel Dynamics, Inc.	3,237	752,991
Ternium S.A., ADR (Mexico)	18,247	1,000,301
Vulcan Materials Co.	2,022	545,091
		29,886,134
Real Estate-0.58%
CBRE Group, Inc., Class A(b)	7,701	1,122,883
CoStar Group, Inc.(b)(c)	9,990	320,379
Equinix, Inc.	834	872,965
Host Hotels & Resorts, Inc.	17,862	391,714
Iron Mountain, Inc.	3,495	403,148
Jones Lang LaSalle, Inc.(b)	1,924	703,934
Public Storage	2,694	827,031
SBA Communications Corp., Class A	1,667	316,163
Ventas, Inc.	4,083	372,247
Weyerhaeuser Co.	16,110	376,491
		5,706,955
Utilities-1.06%
AES Corp. (The)	49,141	724,338
CMS Energy Corp.	8,127	553,124
Consolidated Edison, Inc.	12,934	1,384,197
Constellation Energy Corp.	3,577	982,852
DTE Energy Co.	6,704	909,264
Eversource Energy	15,845	1,111,368
FirstEnergy Corp.	22,381	1,026,393
NRG Energy, Inc.	7,252	798,590
OGE Energy Corp.(c)	6,407	292,351
Portland General Electric Co.	5,673	277,183
Public Service Enterprise Group, Inc.	13,281	973,896
UGI Corp.	11,250	432,562
Vistra Corp.	7,068	970,931
		10,437,049
Total Common Stocks & Other Equity Interests (Cost $823,309,448)		981,643,641
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(f) (Cost $568,764)	568,764	568,764
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $823,878,212)		982,212,405
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.83%
Invesco Private Government Fund, 3.73%(d)(f)(g)	5,001,385	5,001,385
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco RAFITM Strategic US ETF (IUS)—(continued)
August 31, 2026
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(d)(f)(g)	12,973,094	$12,975,689
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,976,344)		17,977,074
TOTAL INVESTMENTS IN SECURITIES-101.72% (Cost $841,854,556)		1,000,189,479
OTHER ASSETS LESS LIABILITIES-(1.72)%		(16,953,991)
NET ASSETS-100.00%		$983,235,488

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Invesco Ltd.	$571,044	$312,906	$(256,914)	$243,169	$44,193	$914,398	$22,983
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	287,957	19,059,383	(18,778,576)	-	-	568,764	20,573
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,596,480	44,080,810	(43,675,905)	-	-	5,001,385	171,167 *
Invesco Private Prime Fund	12,115,901	84,929,211	(84,068,019)	(86)	(1,318)	12,975,689	461,972 *
Total	$17,571,382	$148,382,310	$(146,779,414)	$243,083	$42,875	$19,460,236	$676,695

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statements of Assets and Liabilities
August 31, 2026

	Invesco Bloomberg Pricing Power ETF (POWA)	Invesco RAFITM Strategic US ETF (IUS)
Assets:
Unaffiliated investments in securities, at value(a)	$175,060,146	$980,729,243
Affiliated investments in securities, at value	4,881,154	19,460,236
Receivable for:
Dividends	167,732	1,176,073
Securities lending	493	3,468
Foreign tax reclaims	-	1,338
Total assets	180,109,525	1,001,370,358
Liabilities:
Payable for:
Collateral upon return of securities loaned	4,772,677	17,976,344
Fund shares repurchased	-	2,979
Accrued unitary management fees	61,154	155,547
Total liabilities	4,833,831	18,134,870
Net Assets	$175,275,694	$983,235,488
Net assets consist of:
Shares of beneficial interest	$245,740,949	$853,874,205
Distributable earnings (loss)	(70,465,255)	129,361,283
Net Assets	$175,275,694	$983,235,488
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,940,000	14,100,001
Net asset value	$90.35	$69.73
Market price	$90.33	$69.73
Unaffiliated investments in securities, at cost	$159,738,749	$822,820,955
Affiliated investments in securities, at cost	$4,881,217	$19,033,601
(a)Includes securities on loan with an aggregate value of:	$4,595,486	$17,498,118
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statements of Operations
For the year ended August 31, 2026

	Invesco Bloomberg Pricing Power ETF (POWA)	Invesco RAFITM Strategic US ETF (IUS)
Investment income:
Unaffiliated dividend income	$2,515,295	$12,105,428
Affiliated dividend income	3,276	43,556
Securities lending income, net	13,092	86,215
Foreign withholding tax	(1,691)	(6,387)
Total investment income	2,529,972	12,228,812
Expenses:
Unitary management fees	743,457	1,459,678
Tax expenses	333	-
Total expenses	743,790	1,459,678
Less: Waivers	(88)	(552)
Net expenses	743,702	1,459,126
Net investment income	1,786,270	10,769,686
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(6,888,633)	(7,368,421)
Affiliated investment securities	(597)	(6,898)
Unaffiliated in-kind redemptions	16,636,098	110,474,403
Affiliated in-kind redemptions	-	49,773
Net realized gain	9,746,868	103,148,857
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(8,898,506)	94,912,940
Affiliated investment securities	(221)	243,083
Change in net unrealized appreciation (depreciation)	(8,898,727)	95,156,023
Net realized and unrealized gain	848,141	198,304,880
Net increase in net assets resulting from operations	$2,634,411	$209,074,566
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Changes in Net Assets
For the years ended August 31, 2026 and 2025

	Invesco Bloomberg Pricing Power ETF (POWA)		Invesco RAFITM Strategic US ETF (IUS)
	2026	2025	2026	2025
Operations:
Net investment income	$1,786,270	$1,675,596	$10,769,686	$10,127,434
Net realized gain	9,746,868	14,662,593	103,148,857	32,884,056
Change in net unrealized appreciation (depreciation)	(8,898,727)	(292,200)	95,156,023	19,515,088
Net increase in net assets resulting from operations	2,634,411	16,045,989	209,074,566	62,526,578
Distributions to Shareholders from:
Distributable earnings	(1,774,857)	(1,465,470)	(10,521,995)	(10,051,037)
Shareholder Transactions:
Proceeds from shares sold	48,558,302	80,760,009	331,204,053	192,396,921
Value of shares repurchased	(63,618,287)	(101,292,509)	(203,627,159)	(152,152,947)
Net increase (decrease) in net assets resulting from share transactions	(15,059,985)	(20,532,500)	127,576,894	40,243,974
Net increase (decrease) in net assets	(14,200,431)	(5,951,981)	326,129,465	92,719,515
Net assets:
Beginning of year	189,476,125	195,428,106	657,106,023	564,386,508
End of year	$175,275,694	$189,476,125	$983,235,488	$657,106,023
Changes in Shares Outstanding:
Shares sold	540,000	960,000	5,100,000	3,825,000
Shares repurchased	(710,000)	(1,200,000)	(3,175,000)	(3,025,000)
Shares outstanding, beginning of year	2,110,000	2,350,000	12,175,001	11,375,001
Shares outstanding, end of year	1,940,000	2,110,000	14,100,001	12,175,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Financial Highlights
Invesco Bloomberg Pricing Power ETF (POWA)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$89.80	$83.16	$68.77	$65.62	$69.50
Net investment income(a)	0.86	0.74	0.67	1.03	0.92
Net realized and unrealized gain (loss) on investments	0.54	6.54	14.88	3.10	(4.02)
Total from investment operations	1.40	7.28	15.55	4.13	(3.10)
Distributions to shareholders from:
Net investment income	(0.85)	(0.64)	(1.16)	(0.98)	(0.78)
Net asset value at end of year	$90.35	$89.80	$83.16	$68.77	$65.62
Market price at end of year(b)	$90.33	$89.78	$83.16	$68.79	$65.68
Net Asset Value Total Return(c)	1.54%	8.82%	22.90%	6.36%	(4.54)%
Market Price Total Return(c)	1.54%	8.80%	22.85%	6.29%	(4.40)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$175,276	$189,476	$195,428	$217,317	$265,114
Ratio to average net assets of:
Expenses	0.40%	0.38%	0.43%	0.53%	0.54%
Net investment income	0.96%	0.88%	0.92%	1.54%	1.35%
Portfolio turnover rate(d)	81%	91%	96%	195%	134%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended August 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco RAFITM Strategic US ETF (IUS)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$53.97	$49.62	$41.34	$36.75	$38.50
Net investment income(a)	0.85	0.83	0.79	0.69	0.64
Net realized and unrealized gain (loss) on investments	15.75	4.34	8.24	4.55	(1.72)
Total from investment operations	16.60	5.17	9.03	5.24	(1.08)
Distributions to shareholders from:
Net investment income	(0.84)	(0.82)	(0.75)	(0.65)	(0.67)
Net asset value at end of year	$69.73	$53.97	$49.62	$41.34	$36.75
Market price at end of year(b)	$69.73	$53.98	$49.62	$41.34	$36.79
Net Asset Value Total Return(c)	31.07%	10.57%	22.08%	14.46%	(2.84)%
Market Price Total Return(c)	31.04%	10.59%	22.08%	14.34%	(2.78)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$983,235	$657,106	$564,387	$222,220	$151,601
Ratio to average net assets of:
Expenses	0.19%	0.19%	0.19%	0.19%	0.19%
Net investment income	1.40%	1.64%	1.74%	1.81%	1.65%
Portfolio turnover rate(d)	15%	11%	14%	13%	10%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
August 31, 2026
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Bloomberg Pricing Power ETF (POWA)	"Bloomberg Pricing Power ETF"
Invesco RAFITM Strategic US ETF (IUS)	"RAFITM Strategic US ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Bloomberg Pricing Power ETF’s Shares are listed and traded on the NYSE Arca, Inc. RAFITM Strategic US ETF’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Bloomberg Pricing Power ETF	Bloomberg Pricing Power Index
RAFITM Strategic US ETF	Invesco Strategic US Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s most recently reported NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly.

15

Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in

16

the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Bloomberg Pricing Power ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. RAFITM Strategic US ETF declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year or period-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Funds did not pay any material income taxes, net of refunds during the period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses

17

(except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may lend portfolio securities having a market value up to one-third of such Fund’s total assets. Such loans are secured by cash collateral provided by the borrower equal to no less than 102% (105% for foreign securities) of the market value of the loaned securities determined daily by the securities lending agent. Cash collateral received in connection with these loans is invested in short-term money market instruments or in affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act or affiliated money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Funds to obtain additional collateral from or return excess collateral to a borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits associated with owning the securities, including through an obligation of the borrower to pay the Fund the amount of dividends or interest generated by the loaned security. Securities loans are subject to termination at the option of the borrower or a Fund. Upon termination, the borrower is required to return to the Fund the securities loaned and the Fund is required to return the collateral. Upon the failure of the borrower to return the loaned securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Lending securities entails a risk of loss to a Fund if the market value of the loaned securities increases, the borrower fails to provide additional collateral as required, and the borrower fails to return the loaned securities. Additionally, a Fund could experience delays and costs in gaining access to the collateral and the loaned securities may increase in value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the securities lending agent. However, each Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss incurred on the investment of that cash collateral. For Funds that participate in securities lending, dividends or income received on cash collateral investments, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as the affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as securities lending agent for each Fund participating in the securities lending program. To the extent a Fund utilizes Invesco as the affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those

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services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2026, each Fund engaged in securities lending transactions with respect to which Invesco acted as securities lending agent. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Bloomberg Pricing Power ETF	$959
RAFITM Strategic US ETF	7,673

K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts

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of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies typically involves greater risk than customarily is associated with investing in securities of larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Bloomberg Pricing Power ETF	0.40%
RAFITM Strategic US ETF	0.19%
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

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For the fiscal year ended August 31, 2026, the Adviser waived fees for each Fund in the following amounts:
Bloomberg Pricing Power ETF	$88
RAFITM Strategic US ETF	552
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Bloomberg Pricing Power ETF	Bloomberg Index Services Limited
RAFITM Strategic US ETF	Invesco Indexing LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Bloomberg Pricing Power ETF	$5,619
RAFITM Strategic US ETF	19,583
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Bloomberg Pricing Power ETF
Investments in Securities
Common Stocks & Other Equity Interests	$175,060,146	$-	$-	$175,060,146
Money Market Funds	108,540	4,772,614	-	4,881,154
Total Investments	$175,168,686	$4,772,614	$-	$179,941,300

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	Level 1	Level 2	Level 3	Total
RAFITM Strategic US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$981,643,641	$-	$0	$981,643,641
Money Market Funds	568,764	17,977,074	-	18,545,838
Total Investments	$982,212,405	$17,977,074	$0	$1,000,189,479
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2026 and 2025:
	2026	2025
	Ordinary Income*	Ordinary Income*
Bloomberg Pricing Power ETF	$1,774,857	$1,465,470
RAFITM Strategic US ETF	10,521,995	10,051,037

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Bloomberg Pricing Power ETF	$1,219,174	$13,852,702	$(85,537,131)	$245,740,949	$175,275,694
RAFITM Strategic US ETF	2,078,907	156,687,623	(29,405,247)	853,874,205	983,235,488
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2026, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Bloomberg Pricing Power ETF	$83,247,000	$2,290,131	$85,537,131
RAFITM Strategic US ETF	11,916,039	17,489,208	29,405,247

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Bloomberg Pricing Power ETF	$150,268,601	$149,470,351
RAFITM Strategic US ETF	119,255,331	114,754,993
For the fiscal year ended August 31, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Bloomberg Pricing Power ETF	$48,513,320	$64,227,803
RAFITM Strategic US ETF	329,761,564	206,617,895
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Bloomberg Pricing Power ETF	$26,238,260	$(12,385,558)	$13,852,702	$166,088,598
RAFITM Strategic US ETF	180,340,879	(23,653,256)	156,687,623	843,501,856
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of redemption in-kind, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2026, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Bloomberg Pricing Power ETF	$333	$(16,201,099)	$16,200,766
RAFITM Strategic US ETF	-	(110,187,544)	110,187,544
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

23

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Self-Indexed Fund Trust and Shareholders of Invesco Bloomberg Pricing Power ETF and Invesco RAFI Strategic US ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Bloomberg Pricing Power ETF and Invesco RAFI Strategic US ETF (two of the funds constituting Invesco Exchange-Traded Self-Indexed Fund Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

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Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2026:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco Bloomberg Pricing Power ETF	0%	100%	100%	0%	0%
Invesco RAFITM Strategic US ETF	0%	100%	100%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

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Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Pricing Power ETF
Invesco BulletShares 2026 Corporate Bond ETF
Invesco BulletShares 2027 Corporate Bond ETF
Invesco BulletShares 2028 Corporate Bond ETF
Invesco BulletShares 2029 Corporate Bond ETF
Invesco BulletShares 2030 Corporate Bond ETF
Invesco BulletShares 2031 Corporate Bond ETF
Invesco BulletShares 2032 Corporate Bond ETF
Invesco BulletShares 2033 Corporate Bond ETF
Invesco BulletShares 2034 Corporate Bond ETF
Invesco BulletShares 2035 Corporate Bond ETF
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Invesco BulletShares 2031 High Yield Corporate Bond ETF
Invesco BulletShares 2032 High Yield Corporate Bond ETF
Invesco BulletShares 2033 High Yield Corporate Bond ETF
Invesco BulletShares 2026 Municipal Bond ETF
Invesco BulletShares 2027 Municipal Bond ETF
Invesco BulletShares 2028 Municipal Bond ETF
Invesco BulletShares 2029 Municipal Bond ETF
Invesco BulletShares 2030 Municipal Bond ETF
Invesco BulletShares 2031 Municipal Bond ETF
Invesco BulletShares 2032 Municipal Bond ETF
Invesco BulletShares 2033 Municipal Bond ETF
Invesco BulletShares 2034 Municipal Bond ETF
Invesco International Developed Dynamic Multifactor ETF
Invesco Investment Grade Defensive ETF
Invesco RAFITM Strategic US ETF
Invesco Russell 1000® Dynamic Multifactor ETF
Invesco Russell 2000® Dynamic Multifactor ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement, except for the correlation of Invesco BulletShares 2033 High Yield Corporate Bond ETF for the since inception (June 11, 2025) period. The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

26

Approval of Investment Advisory Contracts—(continued)
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco BulletShares 2026 Corporate Bond ETF Invesco BulletShares 2027 Corporate Bond ETF Invesco BulletShares 2028 Corporate Bond ETF Invesco BulletShares 2029 Corporate Bond ETF Invesco BulletShares 2030 Corporate Bond ETF Invesco BulletShares 2031 Corporate Bond ETF Invesco BulletShares 2032 Corporate Bond ETF Invesco BulletShares 2033 Corporate Bond ETF Invesco BulletShares 2034 Corporate Bond ETF Invesco BulletShares 2035 Corporate Bond ETF	0.10%
Invesco Investment Grade Defensive ETF	0.13%
Invesco BulletShares 2026 Municipal Bond ETF Invesco BulletShares 2027 Municipal Bond ETF Invesco BulletShares 2028 Municipal Bond ETF Invesco BulletShares 2029 Municipal Bond ETF Invesco BulletShares 2030 Municipal Bond ETF Invesco BulletShares 2031 Municipal Bond ETF Invesco BulletShares 2032 Municipal Bond ETF Invesco BulletShares 2033 Municipal Bond ETF Invesco BulletShares 2034 Municipal Bond ETF	0.18%
Invesco RAFI™ Strategic US ETF	0.19%
Invesco Russell 1000® Dynamic Multifactor ETF	0.29%
Invesco International Developed Dynamic Multifactor ETF	0.34%
Invesco Russell 2000® Dynamic Multifactor ETF	0.39%
Invesco Bloomberg Pricing Power ETF	0.40%
Invesco BulletShares 2026 High Yield Corporate Bond ETF Invesco BulletShares 2027 High Yield Corporate Bond ETF Invesco BulletShares 2028 High Yield Corporate Bond ETF Invesco BulletShares 2029 High Yield Corporate Bond ETF Invesco BulletShares 2030 High Yield Corporate Bond ETF Invesco BulletShares 2031 High Yield Corporate Bond ETF Invesco BulletShares 2032 High Yield Corporate Bond ETF Invesco BulletShares 2033 High Yield Corporate Bond ETF	0.42%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Pricing Power ETF			X
Invesco BulletShares 2026 Corporate Bond ETF	X		X

27

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco BulletShares 2027 Corporate Bond ETF	X		X
Invesco BulletShares 2028 Corporate Bond ETF	X		X
Invesco BulletShares 2029 Corporate Bond ETF	X		X
Invesco BulletShares 2030 Corporate Bond ETF	X		X
Invesco BulletShares 2031 Corporate Bond ETF	X		X
Invesco BulletShares 2032 Corporate Bond ETF	X		X
Invesco BulletShares 2033 Corporate Bond ETF	X		X
Invesco BulletShares 2034 Corporate Bond ETF	X		X
Invesco BulletShares 2035 Corporate Bond ETF	X		X
Invesco BulletShares 2026 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2027 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2028 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2029 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2030 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2031 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2032 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2033 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2026 Municipal Bond ETF			X
Invesco BulletShares 2027 Municipal Bond ETF			X
Invesco BulletShares 2028 Municipal Bond ETF			X
Invesco BulletShares 2029 Municipal Bond ETF			X
Invesco BulletShares 2030 Municipal Bond ETF			X
Invesco BulletShares 2031 Municipal Bond ETF			X
Invesco BulletShares 2032 Municipal Bond ETF			X
Invesco BulletShares 2033 Municipal Bond ETF			X
Invesco BulletShares 2034 Municipal Bond ETF			X
Invesco International Developed Dynamic Multifactor ETF			X
Invesco Investment Grade Defensive ETF			X
Invesco RAFITM Strategic US ETF	X		X
Invesco Russell 1000® Dynamic Multifactor ETF	X		X
Invesco Russell 2000® Dynamic Multifactor ETF			X
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco Russell 1000® Dynamic Multifactor ETF and Invesco International Developed Dynamic Multifactor ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco BulletShares 2035 Corporate Bond ETF or Invesco BulletShares

28

Approval of Investment Advisory Contracts—(continued)
2033 High Yield Corporate Bond ETF because those Funds had not completed a full year of operations as of December 31, 2025. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, serve as each Fund’s distributor and index provider and are paid a distribution fee and licensing fee, respectively, by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

29

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

30

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SIEI-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2026
IMFL	Invesco International Developed Dynamic Multifactor ETF
OMFL	Invesco Russell 1000® Dynamic Multifactor ETF
OMFS	Invesco Russell 2000® Dynamic Multifactor ETF

2

Invesco International Developed Dynamic Multifactor ETF (IMFL)
August 31, 2026
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Australia-8.24%
AGL Energy Ltd.	19,730	$121,362
ALS Ltd.	15,730	249,958
Ansell Ltd.	4,909	143,235
ANZ Group Holdings Ltd.	6,402	170,362
APA Group	18,918	147,513
Aristocrat Leisure Ltd.	53,500	2,326,368
ASX Ltd.(a)	7,347	295,509
Atlas Arteria Ltd.	17,247	56,703
Aurizon Holdings Ltd.	169,007	442,811
BHP Group Ltd.	230,922	10,861,417
BlueScope Steel Ltd.	20,491	455,238
Brambles Ltd.	205,325	2,873,954
Charter Hall Group	11,825	163,494
Cleanaway Waste Management Ltd.	85,667	159,428
Cochlear Ltd.	3,510	336,179
Coles Group Ltd.	141,397	2,433,820
Commonwealth Bank of Australia	5,618	642,071
Computershare Ltd.	156,901	4,467,482
CSL Ltd.	24,462	2,996,560
Downer EDI Ltd.	42,888	200,904
Endeavour Group Ltd.(a)	95,351	214,342
Evolution Mining Ltd.	5,071	54,017
Fortescue Ltd.(a)	86,818	1,099,056
Glencore PLC	69,103	551,767
Goodman Group	69,439	1,377,028
GPT Group (The)	369,847	1,244,601
Harvey Norman Holdings Ltd.	32,760	100,385
Insurance Australia Group Ltd.	763,591	4,288,143
JB Hi-Fi Ltd.	16,239	777,123
Lottery Corp. Ltd. (The)(a)	84,062	299,732
Macquarie Group Ltd.	2,217	397,598
Medibank Pvt. Ltd.	1,263,080	4,371,638
National Australia Bank Ltd.	16,266	448,964
Northern Star Resources Ltd.	5,153	87,122
Orica Ltd.	21,653	344,358
Origin Energy Ltd.	79,975	665,853
Qantas Airways Ltd.	54,187	364,172
QBE Insurance Group Ltd.	401,090	6,378,244
Ramsay Health Care Ltd.	3,621	132,841
REA Group Ltd.	2,462	312,641
Region Group	125,893	202,081
Rio Tinto Ltd.(a)	38,391	4,798,721
Rio Tinto PLC	71,495	7,332,239
Santos Ltd.	143,659	837,867
Scentre Group	641,937	1,649,680
SEEK Ltd.	5,965	62,674
SGH Ltd.	3,871	109,618
Sonic Healthcare Ltd.(a)	18,814	263,712
South32 Ltd.	126,781	466,490
Steadfast Group Ltd.	290,426	1,210,872
Stockland	208,843	651,982
Suncorp Group Ltd.	77,856	1,050,579
Technology One Ltd.	8,235	191,884
Telstra Group Ltd.	314,071	1,050,196
TPG Telecom Ltd.	78,546	212,054
Transurban Group	53,418	546,711
Treasury Wine Estates Ltd.(a)	36,527	143,266
	Shares	Value
Australia-(continued)
Vicinity Ltd.	688,270	$1,226,925
Washington H Soul Pattinson & Co. Ltd.(a)	4,784	152,347
Wesfarmers Ltd.	98,714	5,610,529
Westpac Banking Corp.	13,553	334,964
Woodside Energy Group Ltd.	141,273	3,287,188
Woolworths Group Ltd.	149,525	4,314,870
Worley Ltd.	16,818	123,069
		88,884,511
Austria-0.16%
ANDRITZ AG	6,614	640,922
OMV AG	1,014	81,008
Strabag SE, BR	2,390	261,854
Telekom Austria AG	13,593	159,805
Verbund AG(a)	8,583	591,466
		1,735,055
Belgium-0.72%
Ackermans & van Haaren N.V.	251	79,724
Anheuser-Busch InBev S.A./N.V.	31,864	2,521,640
argenx SE(b)	271	278,203
D’Ieteren Group	2,647	549,225
Elia Group S.A./N.V.	500	74,443
Financiere de Tubize S.A.(a)	447	95,639
Lotus Bakeries N.V.(a)	13	192,621
Sofina S.A.	7,369	2,112,367
UCB S.A.	7,069	1,769,621
Warehouses De Pauw C.V.A.	3,639	88,754
		7,762,237
Brazil-0.11%
Yara International ASA	24,832	1,216,353
Canada-3.55%
Agnico Eagle Mines Ltd.	4,163	844,522
Alamos Gold, Inc., Class A	1,434	52,527
Alimentation Couche-Tard, Inc.	70,799	4,262,853
AltaGas Ltd.	3,213	124,483
AtkinsRealis Group, Inc.	2,717	164,631
Barrick Mining Corp., Class C	36,426	1,633,297
BCE, Inc.(a)	22,147	522,083
Canadian Imperial Bank of Commerce	552	62,638
Canadian National Railway Co.	32,761	4,089,512
Canadian Natural Resources Ltd.	15,609	782,420
Canadian Pacific Kansas City Ltd.	23,261	2,154,281
Canadian Tire Corp. Ltd., Class A	1,771	239,940
CGI, Inc., Class A(a)	1,159	87,249
Dollarama, Inc.	1,850	233,629
Emera, Inc.	13,254	664,564
Enbridge, Inc.	20,276	1,027,036
Fairfax Financial Holdings Ltd.	1,301	2,120,781
Fortis, Inc.	20,507	1,132,966
Franco-Nevada Corp.	480	126,238
George Weston Ltd.	10,985	770,527
Hydro One Ltd.(c)	9,341	359,544
IGM Financial, Inc.	7,461	464,409
Imperial Oil Ltd.(a)	3,022	397,048
Intact Financial Corp.	28,396	5,495,055
Kinross Gold Corp.	2,825	86,484
Loblaw Cos. Ltd.	20,671	904,198
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
August 31, 2026
	Shares	Value
Canada-(continued)
Magna International, Inc.	14,352	$942,099
Metro, Inc.	20,343	1,291,633
Pembina Pipeline Corp.	5,491	267,599
Quebecor, Inc., Class B	3,458	153,132
RB Global, Inc.(a)	1,496	126,582
Restaurant Brands International, Inc.	5,186	404,129
Royal Bank of Canada	524	107,121
Saputo, Inc.	11,232	329,433
Stantec, Inc.	2,879	209,856
Suncor Energy, Inc.(a)	34,423	2,302,564
TC Energy Corp.	3,022	189,172
TELUS Corp.	25,639	248,012
Thomson Reuters Corp.(a)	3,458	370,619
Toromont Industries Ltd.	9,691	1,399,928
Toronto-Dominion Bank (The)	1,325	160,256
Tourmaline Oil Corp.	2,766	125,979
Wheaton Precious Metals Corp.	710	106,984
WSP Global, Inc.	5,515	748,899
		38,286,912
Chile-0.01%
Antofagasta PLC	1,386	73,994
China-0.16%
BOC Aviation Ltd.(c)	13,227	126,449
BOC Hong Kong (Holdings) Ltd.	60,827	407,950
Budweiser Brewing Co. APAC Ltd.(a)(c)	70,026	53,441
Chow Tai Fook Jewellery Group Ltd.(a)	43,919	72,300
Lenovo Group Ltd.	78,187	299,525
Prosus N.V.(b)	2,836	126,339
Shenzhou International Group Holdings Ltd.	18,018	80,393
SITC International Holdings Co. Ltd.	31,611	192,209
Wilmar International Ltd.	29,923	90,055
Xinyi Glass Holdings Ltd.(a)	44,349	49,570
YANGZIJIANG MARITIME DEVELOP(a)	439,879	202,119
		1,700,350
Denmark-1.33%
Carlsberg A/S, Class B	1,665	228,085
Coloplast A/S, Class B	5,121	363,946
Danske Bank A/S	1,088	62,893
DSV A/S	1,016	213,493
Genmab A/S(b)	437	144,419
H. Lundbeck A/S(a)	28,059	183,651
Novo Nordisk A/S, Class B	225,595	10,216,981
Novonesis (Novozymes) B, Class B	8,809	632,874
Pandora A/S	5,324	702,557
Rockwool A/S, Class B(a)	2,935	94,063
Tryg A/S	54,661	1,305,097
Vestas Wind Systems A/S	6,676	221,386
		14,369,445
Finland-1.59%
Elisa OYJ	10,763	439,045
Kesko OYJ, Class B	7,816	203,697
Kone OYJ, Class B(a)	37,277	2,280,160
Metso OYJ(a)	9,600	198,349
Nokia OYJ	55,569	565,191
Nordea Bank Abp	4,870	99,403
Orion OYJ, Class B	5,843	536,078
Sampo OYJ	1,032,655	11,637,998
	Shares	Value
Finland-(continued)
UBS AG	18,539	$517,608
Valmet OYJ(a)	4,599	152,914
Wartsila OYJ Abp	16,629	537,181
		17,167,624
France-8.69%
Accor S.A.	2,900	156,102
Aeroports de Paris S.A.(a)	445	55,768
Air Liquide S.A.	42,546	8,370,203
Airbus SE	10,576	2,413,809
Amundi S.A.(c)	2,244	245,652
AXA S.A.	6,272	313,180
bioMerieux	3,654	317,844
Bollore SE(a)	141,672	631,382
Bouygues S.A.	15,907	815,054
Bureau Veritas S.A.	41,056	1,299,357
Capgemini SE	589	73,270
Carrefour S.A.	19,534	354,928
Cie de Saint-Gobain S.A.	13,413	1,215,739
Cie Generale des Etablissements Michelin S.C.A.	44,989	1,825,643
Danone S.A.	41,221	3,074,149
Dassault Aviation S.A.	1,032	340,233
Dassault Systemes SE	10,636	281,698
Edenred SE	3,334	116,302
Eiffage S.A.	3,881	490,161
ENGIE S.A.	27,996	799,769
EssilorLuxottica S.A.	6,938	1,287,595
FDJ United(a)	11,590	300,529
Getlink SE	4,091	89,521
Hermes International S.C.A.	1,280	2,341,742
Holcim AG(b)	35,891	3,148,948
Ipsen S.A.	3,375	639,222
Klepierre S.A.	23,200	1,009,083
Legrand S.A.	7,898	1,253,155
L’Oreal S.A.	16,966	7,554,557
LVMH Moet Hennessy Louis Vuitton SE	7,571	3,969,443
Orange S.A.	96,129	1,718,817
Pernod Ricard S.A.(a)	6,330	473,381
Publicis Groupe S.A.	22,105	2,593,164
Rexel S.A.	3,708	154,569
Safran S.A.	35,263	13,782,798
Schneider Electric SE	25,356	8,679,248
Sodexo S.A.	1,983	133,132
SPIE S.A.(a)	3,125	157,880
Thales S.A.	2,540	720,441
TotalEnergies SE	157,630	13,890,013
Veolia Environnement S.A.	34,012	1,285,761
Vinci S.A.	40,962	5,370,693
		93,743,935
Germany-5.45%
adidas AG	725	126,987
Allianz SE	735	383,331
BASF SE	17,964	1,102,948
Bayer AG	1,424	81,054
Bayerische Motoren Werke AG	1,312	94,134
Beiersdorf AG(a)	14,191	1,299,318
Continental AG	2,347	193,597
CTS Eventim AG & Co. KGaA	3,549	239,958
Daimler Truck Holding AG	2,150	116,434
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
August 31, 2026
	Shares	Value
Germany-(continued)
Deutsche Post AG	46,011	$2,988,750
Deutsche Telekom AG	353,631	11,622,146
DWS Group GmbH & Co. KGaA(c)	4,622	405,328
E.ON SE	89,215	1,842,331
Evonik Industries AG	15,172	334,727
Fresenius Medical Care AG	12,168	556,811
Fresenius SE & Co. KGaA, Class C	3,723	194,931
FUCHS SE	4,443	177,623
FUCHS SE, Preference Shares	7,505	350,643
GEA Group AG	24,121	1,877,722
Hannover Rueck SE	3,409	1,018,733
Heidelberg Materials AG	3,029	577,367
Henkel AG & Co. KGaA	8,646	706,562
Henkel AG & Co. KGaA, Preference Shares	13,560	1,193,770
HOCHTIEF AG	1,302	630,945
Knorr-Bremse AG	997	121,909
Mercedes-Benz Group AG	11,466	627,514
Merck KGaA	2,541	409,021
MTU Aero Engines AG	6,274	2,558,318
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	1,899	1,141,521
Rational AG	78	56,903
RWE AG	91,206	6,203,843
SAP SE	72,018	15,851,151
Scout24 SE(c)	4,149	383,557
Siemens AG	7,290	2,416,803
Siemens Energy AG, Class A	415	68,357
Siemens Healthineers AG(c)	7,214	326,558
Symrise AG	3,958	422,947
Volkswagen AG, Preference Shares	880	78,812
		58,783,364
Greece-0.01%
Metlen Energy & Metals PLC(a)	1,624	93,097
Hong Kong-1.63%
AIA Group Ltd.	370,060	3,577,204
Cathay Pacific Airways Ltd.	287,427	526,249
CK Asset Holdings Ltd.	73,035	420,962
CK Hutchison Holdings Ltd.	250,163	2,233,514
CK Infrastructure Holdings Ltd.	25,664	213,278
CLP Holdings Ltd.	177,350	1,777,716
DFI Retail Group Holdings Ltd.	90,900	336,936
Hong Kong & China Gas Co. Ltd. (The)	447,518	410,896
Hong Kong Exchanges & Clearing Ltd.	23,478	1,269,234
Jardine Matheson Holdings Ltd.	18,231	1,073,327
MTR Corp. Ltd.(a)	102,850	423,531
Power Assets Holdings Ltd.(a)	187,266	1,437,621
Prudential PLC	3,750	51,034
Sino Land Co. Ltd.	45,234	59,566
Sun Hung Kai Properties Ltd.	30,366	448,461
Swire Pacific Ltd., Class A	6,594	89,525
Techtronic Industries Co. Ltd.	59,892	1,029,935
VTech Holdings Ltd.(a)	35,757	233,297
WH Group Ltd.	1,928,372	1,820,108
Yue Yuen Industrial Holdings Ltd.(a)	54,194	92,834
Zijin Gold International Co. Ltd.(a)	5,518	106,306
		17,631,534
Indonesia-0.00%
First Pacific Co. Ltd.	82,157	52,121
	Shares	Value
Ireland-0.22%
AIB Group PLC	9,498	$120,857
Experian PLC	20,315	827,469
Kerry Group PLC, Class A	9,732	948,890
Kingspan Group PLC	4,230	502,967
		2,400,183
Israel-0.63%
Amot Investments Ltd.	10,772	70,189
Azrieli Group Ltd.(a)	388	51,247
Bank Hapoalim B.M.	18,797	484,082
Bank Leumi le-Israel B.M.	26,809	681,697
Bezeq The Israeli Telecommunication Corp. Ltd.	329,934	866,420
Big Shopping Centers Ltd.	740	167,335
Elbit Systems Ltd.	971	681,339
Enlight Renewable Energy Ltd.(b)	1,040	81,029
First International Bank of Israel Ltd. (The)	610	47,833
ICL Group Ltd.	68,035	387,146
Israel Corp. Ltd.	2,124	59,619
Israel Discount Bank Ltd., Class A	15,585	177,652
Meitav Investment House Ltd.	1,283	50,956
Melisron Ltd.	2,892	393,789
Mivne Real Estate KD Ltd.	12,537	53,849
Mizrahi Tefahot Bank Ltd.	2,579	199,461
Nice Ltd.(b)	3,593	391,376
Phoenix Finance Ltd.	1,471	92,049
Shufersal Ltd.	34,096	428,962
Strauss Group Ltd.	7,859	294,860
Teva Pharmaceutical Industries Ltd.(b)	17,629	632,494
Tower Semiconductor Ltd.(b)	2,242	460,143
		6,753,527
Italy-1.24%
Assicurazioni Generali S.p.A.	2,218	114,746
Coca-Cola HBC AG(b)	13,007	800,307
Davide Campari-Milano N.V.	19,162	129,350
Enel S.p.A.	230,116	2,516,514
Eni S.p.A.	48,304	1,320,470
Ferrari N.V.	4,312	1,825,661
FinecoBank Banca Fineco S.p.A.	2,911	80,138
Infrastrutture Wireless Italiane S.p.A.(c)	8,623	61,879
Interpump Group S.p.A.	1,942	84,613
Intesa Sanpaolo S.p.A.	32,611	256,927
Italgas S.p.A.	31,471	321,044
Leonardo S.p.A.	3,096	186,009
Moncler S.p.A.	12,846	701,447
Pirelli & C. S.p.A.(c)	15,931	123,161
Prysmian S.p.A.	16,157	2,258,473
Recordati Industria Chimica e Farmaceutica S.p.A.	1,914	116,801
Reply S.p.A.	1,142	161,968
Ryanair Holdings PLC	50,221	1,354,074
Snam S.p.A.	13,471	90,662
Terna S.p.A.	64,831	733,225
UniCredit S.p.A.	1,835	179,104
		13,416,573
Ivory Coast-0.01%
Endeavour Mining PLC	1,044	65,185
Japan-14.51%
ABC-MART, Inc.(a)	14,404	245,204
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
August 31, 2026
	Shares	Value
Japan-(continued)
AEON Co. Ltd.	3,770	$32,034
AGC, Inc.(a)	9,304	332,446
Air Water, Inc.	11,046	181,076
Aisin Corp.	29,660	416,127
Ajinomoto Co., Inc.	13,344	448,755
Alfresa Holdings Corp.	6,650	96,324
Alps Alpine Co. Ltd.	6,473	90,900
ALSOK Co. Ltd.	51,346	390,899
Amada Co. Ltd.	39,256	631,256
Amano Corp.	13,160	326,154
ANA Holdings, Inc.(a)	2,575	48,886
Asahi Group Holdings Ltd.	10,651	111,681
Asahi Intecc Co. Ltd.	2,940	69,405
Asahi Kasei Corp.	76,799	786,379
Astellas Pharma, Inc.	19,180	284,465
Azbil Corp.	68,633	654,138
Bandai Namco Holdings, Inc.	37,380	1,339,283
BIPROGY, Inc.	8,974	267,612
Blue Zones Holdings Co. Ltd.	13,268	153,265
Bridgestone Corp.	172,952	4,469,593
Brother Industries Ltd.	19,204	587,520
Calbee, Inc.	8,637	167,482
Canon Marketing Japan, Inc.	11,932	278,682
Canon, Inc.(a)	21,972	641,092
Capcom Co. Ltd.(a)	8,124	216,644
Central Japan Railway Co.	6,334	157,075
Chubu Electric Power Co., Inc.	36,079	647,686
Chugai Pharmaceutical Co. Ltd.	25,780	1,116,263
COMSYS Holdings Corp.	20,283	691,950
Cosmo Energy Holdings Co. Ltd.	2,915	77,837
Cosmos Pharmaceutical Corp.	1,494	60,914
CyberAgent, Inc.	11,360	96,341
Dai Nippon Printing Co. Ltd.	100,512	1,943,363
Daicel Corp.	23,512	217,791
Daido Steel Co. Ltd.	4,156	59,128
Daifuku Co. Ltd.	4,648	167,628
Daiichi Sankyo Co. Ltd.	3,340	59,834
Daikin Industries Ltd.	10,866	1,400,036
Daito Trust Construction Co. Ltd.(a)	104,155	2,172,434
Daiwa House Industry Co. Ltd.	3,581	104,561
Denso Corp.(a)	314,599	3,778,074
East Japan Railway Co.	20,695	461,749
Electric Power Development Co. Ltd.	8,300	212,358
ENEOS Holdings, Inc.	166,623	1,389,771
Ezaki Glico Co. Ltd.	4,388	141,923
FANUC Corp.	27,772	1,041,006
Fast Retailing Co. Ltd.	1,844	832,296
Fuji Electric Co. Ltd.	4,338	372,802
FUJIFILM Holdings Corp.	21,347	450,490
Fujitsu Ltd.	36,889	885,879
GLP J-Reit	61	51,099
Goldwin, Inc.	4,684	62,975
Hakuhodo DY Holdings, Inc.	9,754	83,412
Hankyu Hanshin Holdings, Inc.	2,858	84,047
Hirose Electric Co. Ltd.	1,757	283,655
Hitachi Ltd.	116,953	3,971,778
Honda Motor Co. Ltd.	14,450	154,749
Horiba Ltd.	1,586	231,128
Hoshizaki Corp.	10,416	370,922
House Foods Group, Inc.	10,581	264,967
	Shares	Value
Japan-(continued)
Hoya Corp.	15,321	$2,346,852
Hulic Co. Ltd.	13,332	148,770
Idemitsu Kosan Co. Ltd.	105,986	938,897
Inpex Corp.	37,986	939,017
Internet Initiative Japan, Inc.	5,084	107,794
Invincible Investment Corp.	210	81,669
Isetan Mitsukoshi Holdings Ltd.	4,333	95,038
Isuzu Motors Ltd.	15,341	217,937
ITOCHU Corp.	219,166	2,891,687
Iwatani Corp.	12,579	173,813
Japan Airlines Co. Ltd.	5,933	111,545
Japan Airport Terminal Co. Ltd.	2,522	93,127
Japan Hotel REIT Investment Corp.	217	112,743
Japan Real Estate Investment Corp.	71	52,296
Japan Tobacco, Inc.	9,873	427,147
JFE Holdings, Inc.(a)	5,218	60,182
JGC Holdings Corp.	5,978	87,719
Kajima Corp.	2,420	72,979
Kamigumi Co. Ltd.	16,877	515,968
Kandenko Co. Ltd.	7,384	252,618
Kaneka Corp.	2,024	78,793
Kansai Electric Power Co., Inc. (The)(a)	43,287	759,591
Kansai Paint Co. Ltd.(a)	5,113	92,071
Kao Corp.	72,160	1,643,455
KDDI Corp.	131,514	2,430,267
Kewpie Corp.	9,818	292,922
Keyence Corp.	5,432	2,831,297
Kikkoman Corp.(a)	46,482	533,124
Kinden Corp.	13,288	580,556
Kintetsu Group Holdings Co. Ltd.	3,557	77,660
Kirin Holdings Co. Ltd.	8,716	166,459
Kobayashi Pharmaceutical Co. Ltd.(a)	1,644	58,583
Kobe Bussan Co. Ltd.	6,145	108,903
Koei Tecmo Holdings Co. Ltd.(a)	9,420	100,595
Koito Manufacturing Co. Ltd.	26,889	453,077
Kokuyo Co. Ltd.	72,041	415,517
Komatsu Ltd.	40,676	1,881,800
Konami Group Corp.	1,784	246,302
K’s Holdings Corp.	24,627	300,065
Kubota Corp.	8,791	160,447
Kuraray Co. Ltd.(a)	9,619	110,973
Kurita Water Industries Ltd.	6,766	339,982
Kyocera Corp.	14,558	331,316
Kyowa Kirin Co. Ltd.	5,553	91,478
Kyushu Electric Power Co., Inc.	28,077	355,930
Kyushu Railway Co.	2,394	54,231
Lion Corp.	9,872	117,500
Lixil Corp.	7,603	84,192
Mabuchi Motor Co. Ltd.(a)	33,232	365,778
Makita Corp.	7,259	239,904
Marubeni Corp.	34,970	1,070,245
Maruichi Steel Tube Ltd.(a)	49,253	541,872
MatsukiyoCocokara & Co.	34,311	561,326
McDonald’s Holdings Co. (Japan) Ltd.(a)	6,580	332,885
Medipal Holdings Corp.	33,969	614,213
MEIJI Holdings Co. Ltd.	33,056	929,093
MISUMI Group, Inc.	11,746	274,904
Mitsubishi Chemical Group Corp.	102,114	765,952
Mitsubishi Corp.	231,376	6,935,872
Mitsubishi Electric Corp.	109,266	3,784,829
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
August 31, 2026
	Shares	Value
Japan-(continued)
Mitsubishi Estate Co. Ltd.	2,653	$62,472
Mitsubishi Gas Chemical Co., Inc.	3,496	86,120
Mitsubishi Heavy Industries Ltd.	12,527	303,665
Mitsubishi Logistics Corp.	33,320	318,089
Mitsubishi Materials Corp.	4,086	143,496
Mitsui & Co. Ltd.	135,938	4,245,725
Mitsui Chemicals, Inc.	18,627	253,694
Mitsui Fudosan Co. Ltd.	11,630	110,049
Mitsui Fudosan Logistics Park, Inc.	869	565,478
Mitsui OSK Lines Ltd.(a)	1,455	63,745
MS&AD Insurance Group Holdings, Inc.	19,638	623,963
Murata Manufacturing Co. Ltd.	58,883	2,617,669
Nagase & Co. Ltd.	27,940	204,549
NEC Corp.	8,140	248,292
Nexon Co. Ltd.	3,100	61,386
NGK Corp.	12,937	427,630
NH Foods Ltd.	4,233	166,944
NHK Spring Co. Ltd.	8,810	188,272
Nichias Corp.(a)	28,596	618,933
Nichirei Corp.	6,053	81,803
Nidec Corp.(b)	7,893	126,972
Nifco, Inc.	8,291	274,032
Nintendo Co. Ltd.	9,520	536,815
Nippon Electric Glass Co. Ltd.	1,449	43,752
Nippon Express Holdings, Inc., Class H	4,820	173,802
Nippon Kayaku Co. Ltd.	25,083	327,552
Nippon Sanso Holdings Corp.	4,022	142,499
Nippon Shokubai Co. Ltd.	36,969	617,012
Nippon Steel Corp.(a)	164,955	691,828
Nippon Television Holdings, Inc.	2,492	47,362
Nippon Yusen K.K.(a)	13,946	613,450
Nissan Chemical Corp.	16,055	822,929
Nisshin Seifun Group, Inc.	15,485	198,514
Nissin Foods Holdings Co. Ltd.	4,527	84,691
Niterra Co. Ltd.	16,249	844,525
Nitto Denko Corp.	96,763	2,113,925
NOF Corp.	26,102	441,750
NOK Corp.	13,462	258,708
Nomura Research Institute Ltd.	2,692	89,178
NS Solutions Corp.(a)	5,532	139,693
NTT, Inc.	1,638,521	1,767,339
Obayashi Corp.	40,787	761,039
OBIC Co. Ltd.	14,404	458,426
Oji Holdings Corp.	23,852	131,700
Olympus Corp.	39,054	515,763
Ono Pharmaceutical Co. Ltd.	12,657	194,326
Open House Group Co. Ltd.	9,138	454,607
Oriental Land Co. Ltd.(a)	28,508	539,778
ORIX Corp.	11,695	455,160
Osaka Gas Co. Ltd.	18,916	681,609
Otsuka Corp.	41,433	936,102
Otsuka Holdings Co. Ltd.	48,285	3,704,241
Pan Pacific International Holdings Corp.	14,274	72,085
Panasonic Holdings Corp.	26,824	748,224
Persol Holdings Co. Ltd.	216,231	407,852
Pola Orbis Holdings, Inc.(a)	9,768	85,608
Recruit Holdings Co. Ltd.	30,234	3,425,292
Relo Group, Inc.	13,473	186,303
Resorttrust, Inc.	20,356	240,644
Rinnai Corp.	15,025	340,777
	Shares	Value
Japan-(continued)
Ryohin Keikaku Co. Ltd.	5,624	$152,468
Sankyo Co. Ltd.	33,841	424,835
Sankyu, Inc.	4,101	213,350
Santen Pharmaceutical Co. Ltd.	69,426	816,326
Sanwa Holdings Corp.	25,268	573,887
Sawai Group Holdings Co. Ltd.	12,977	129,806
Secom Co. Ltd.	59,373	2,403,987
Seibu Holdings, Inc.(a)	14,502	311,281
Seiko Epson Corp.	8,241	165,902
Seino Holdings Co. Ltd.	11,555	200,872
Sekisui Chemical Co. Ltd.	77,379	1,283,156
Sekisui House Ltd.	5,174	111,600
Sekisui House Reit, Inc.	97	44,443
SG Holdings Co. Ltd.	27,377	259,287
Shikoku Electric Power Co., Inc.(a)	11,424	140,565
Shimadzu Corp.	26,294	672,629
SHIMAMURA Co. Ltd.	15,142	310,432
Shimano, Inc.	1,196	148,963
Shimizu Corp.	7,521	111,910
Shin-Etsu Chemical Co. Ltd.	131,478	4,924,318
Shionogi & Co. Ltd.	63,955	1,162,997
SHO-BOND Holdings Co. Ltd.	28,608	228,318
SKY Perfect JSAT Corp.	6,550	85,430
Skylark Holdings Co. Ltd.(a)	7,900	166,429
SMC Corp.	2,205	966,876
SoftBank Corp.	1,100,471	1,630,626
Sojitz Corp.	1,510	52,719
Sompo Holdings, Inc.	1,478	62,994
Sony Group Corp.	84,144	2,079,996
Square Enix Holdings Co. Ltd.	4,236	78,369
Stanley Electric Co. Ltd.	14,755	334,046
Subaru Corp.	19,239	319,088
Sumitomo Bakelite Co. Ltd.	6,235	290,609
Sumitomo Chemical Co. Ltd.	157,978	562,487
Sumitomo Corp.	101,577	1,134,288
Sumitomo Electric Industries Ltd.	26,751	370,575
Sumitomo Realty & Development Co. Ltd.	1,899	39,404
Sundrug Co. Ltd.	8,535	199,540
Suntory Beverage & Food Ltd.	6,706	189,026
Suzuki Motor Corp.	49,625	687,262
Sysmex Corp.	12,660	155,881
Taisei Corp.	2,926	229,182
Taiyo Holdings Co. Ltd.	1,507	44,526
Takeda Pharmaceutical Co. Ltd.	18,772	678,886
TBS Holdings, Inc.	2,431	91,462
TDK Corp.	35,026	670,936
Teijin Ltd.	26,583	291,475
Terumo Corp.	90,572	1,427,823
TIS, Inc.	5,632	139,854
Tobu Railway Co. Ltd.	3,831	72,088
Toho Co. Ltd.(a)	29,804	295,032
Toho Gas Co. Ltd.	39,708	308,611
Tohoku Electric Power Co., Inc.	13,247	110,129
Tokio Marine Holdings, Inc.	53,960	2,591,854
Tokyo Electron Ltd.	1,670	584,704
Tokyo Gas Co. Ltd.	10,646	411,768
Tokyo Ohka Kogyo Co. Ltd.	2,862	152,441
Tomy Co. Ltd.	8,572	200,912
TOPPAN Holdings, Inc.	12,242	388,258
Toray Industries, Inc.	110,847	889,426
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
August 31, 2026
	Shares	Value
Japan-(continued)
Tosoh Corp.	36,085	$599,760
TOTO Ltd.	8,658	345,125
Toyo Seikan Group Holdings Ltd.	5,836	164,207
Toyo Suisan Kaisha Ltd.	10,504	688,888
Toyo Tire Corp.(a)	11,448	268,238
Toyoda Gosei Co. Ltd.	4,157	142,372
Toyota Boshoku Corp.	6,693	95,069
Toyota Motor Corp.	52,814	1,037,679
Toyota Tsusho Corp.	19,546	907,529
Trend Micro, Inc.	2,044	76,746
Tsuruha Holdings, Inc.(a)	17,904	258,946
UBE Corp.(a)	4,405	98,045
Unicharm Corp.	52,880	330,477
USS Co. Ltd.	42,554	530,876
West Japan Railway Co.	9,433	177,984
Yakult Honsha Co. Ltd.(a)	11,464	203,248
Yamaha Corp.	33,996	284,493
Yamato Kogyo Co. Ltd.	2,235	174,406
Yamazaki Baking Co. Ltd.	2,392	55,465
Yokogawa Electric Corp.	19,056	606,060
Zenkoku Hosho Co. Ltd.	41,613	836,133
Zeon Corp.	24,656	386,370
ZOZO, Inc.	20,684	148,954
		156,488,232
Luxembourg-0.08%
ArcelorMittal S.A.	4,551	339,133
CVC Capital Partners PLC(a)(c)	3,794	63,805
Eurofins Scientific SE	4,212	354,514
RTL Group S.A.	2,299	85,415
		842,867
Macau-0.03%
Galaxy Entertainment Group Ltd.(a)	83,524	363,022
Netherlands-2.90%
Akzo Nobel N.V.(a)	4,320	309,095
ASML Holding N.V.	5,413	9,181,031
CTP N.V.(c)	12,841	212,547
EXOR N.V.	60,337	5,129,126
HAL Trust	3,291	617,083
Heineken Holding N.V.	11,972	949,555
Heineken N.V.	19,925	1,682,280
ING Groep N.V.	3,089	109,357
Koninklijke Ahold Delhaize N.V.	243,771	8,674,296
Koninklijke KPN N.V.	197,823	949,790
Koninklijke Philips N.V.	6,006	159,925
Magnum Ice Cream Co. N.V. (The)(b)	6,092	125,086
Randstad N.V.	7,805	366,836
Universal Music Group N.V.	5,948	101,088
Wolters Kluwer N.V.	32,765	2,695,562
		31,262,657
New Zealand-0.11%
Contact Energy Ltd.	65,741	340,469
Fisher & Paykel Healthcare Corp. Ltd.	21,107	554,338
Mainfreight Ltd.	4,611	182,760
Spark New Zealand Ltd.(a)	93,037	117,779
		1,195,346
Norway-0.85%
Aker ASA, Class A	8,446	1,423,435
	Shares	Value
Norway-(continued)
Aker BP ASA	6,253	$239,775
DNB Bank ASA	3,282	111,705
Equinor ASA	88,423	3,790,137
Gjensidige Forsikring ASA	6,999	211,900
Kongsberg Gruppen ASA	3,808	128,994
Kongsberg Maritime AS(b)	3,808	23,386
Mowi ASA	5,022	110,237
Norsk Hydro ASA	44,134	445,299
Orkla ASA	180,179	1,836,684
Telenor ASA	49,210	720,746
Var Energi ASA	18,155	96,789
		9,139,087
Poland-0.37%
Allegro.eu S.A.(b)(c)	9,582	116,988
Bank Polska Kasa Opieki S.A.	1,411	98,159
Dino Polska S.A.(b)(c)	23,580	227,455
Erste Bank Polska S.A.	378	73,044
KGHM Polska Miedz S.A.	1,655	158,762
ORLEN S.A.	76,378	3,156,806
Powszechna Kasa Oszczednosci Bank Polski S.A.	4,446	135,891
Powszechny Zaklad Ubezpieczen S.A.	3,302	65,656
		4,032,761
Portugal-0.16%
EDP S.A.	116,231	631,211
Galp Energia SGPS S.A.	24,275	607,560
Jeronimo Martins SGPS S.A.	24,784	517,544
		1,756,315
Singapore-0.89%
CapitaLand Ascendas REIT	193,182	371,722
CapitaLand Ascott Trust	101,832	68,428
CapitaLand Integrated Commercial Trust	149,214	277,443
ComfortDelGro Corp. Ltd.	320,686	324,855
DBS Group Holdings Ltd.	18,325	1,113,625
Genting Singapore Ltd.	484,488	239,587
Jardine Cycle & Carriage Ltd.	2,908	61,797
Keppel DC REIT	158,980	274,837
Keppel Ltd.	19,054	173,410
Keppel REIT(a)	283,884	195,277
Mapletree Industrial Trust(a)	82,605	125,892
Mapletree Pan Asia Commercial Trust	66,790	66,651
NetLink NBN Trust(c)	69,717	53,442
Oversea-Chinese Banking Corp. Ltd.	31,071	768,406
Singapore Airlines Ltd.	71,490	381,348
Singapore Exchange Ltd.	164,643	3,293,600
Singapore Technologies Engineering Ltd.	82,081	694,497
Singapore Telecommunications Ltd.	143,509	511,383
United Overseas Bank Ltd.	6,361	207,185
Venture Corp. Ltd.	32,107	426,421
		9,629,806
South Korea-13.05%
Amorepacific Corp.	801	86,054
BGF retail Co. Ltd.	3,056	329,784
Celltrion, Inc.(b)	2,380	328,841
Cheil Worldwide, Inc.	22,748	318,875
CJ Corp.	1,022	96,706
DB Insurance Co. Ltd.	6,887	908,687
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
August 31, 2026
	Shares	Value
South Korea-(continued)
Dongsuh Cos., Inc.	3,303	$62,364
GS Holdings Corp.	3,738	346,274
GS Retail Co. Ltd.	15,068	289,670
Hana Financial Group, Inc.	4,245	421,761
Hankook Tire & Technology Co. Ltd.	10,949	531,510
HD Hyundai Co. Ltd.	4,388	699,114
HD Hyundai Electric Co. Ltd.	113	64,103
HD Hyundai Heavy Industries Co. Ltd.	674	220,571
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,803	1,979,839
HMM Co. Ltd.	11,308	176,848
Hyundai Engineering & Construction Co. Ltd.	604	54,124
Hyundai Glovis Co. Ltd.	7,206	1,087,757
Hyundai Mobis Co. Ltd.	10,582	3,492,847
Hyundai Motor Co.	1,193	351,087
Hyundai Motor Co., First Pfd.	588	81,272
Hyundai Motor Co., Second Pfd.	824	114,525
Hyundai Rotem Co. Ltd.	426	42,238
Industrial Bank of Korea	3,922	59,247
Kangwon Land, Inc.	43,020	460,598
KB Financial Group, Inc.	4,997	626,843
KEPCO Plant Service & Engineering Co. Ltd.	7,680	256,308
Kia Corp.	81,627	7,786,273
Korea Electric Power Corp.	15,582	363,314
Korea Investment Holdings Co. Ltd.	826	115,379
Korean Air Lines Co. Ltd.	4,400	89,882
Krafton, Inc.(b)	1,901	314,625
KT&G Corp.	14,291	1,858,167
Kumho Petrochemical Co. Ltd.	716	66,592
LG Corp.	15,086	1,310,532
LG Display Co. Ltd.(b)	20,764	143,265
LG Electronics, Inc.	2,348	368,789
LG H&H Co. Ltd.	638	145,761
LG Uplus Corp.	40,257	440,087
Meritz Financial Group, Inc.(b)	709	63,199
NAVER Corp.	4,191	662,454
NongShim Co. Ltd.	517	167,397
Orion Corp.	1,662	157,805
POSCO Holdings, Inc.	646	159,267
S-1 Corp.	8,187	488,416
Samsung Biologics Co. Ltd.(b)(c)	785	870,289
Samsung C&T Corp.	510	138,768
Samsung E&A Co. Ltd.	44,390	1,521,667
Samsung Electro-Mechanics Co. Ltd.	806	850,028
Samsung Electronics Co. Ltd.	328,647	62,042,931
Samsung Electronics Co. Ltd., Preference Shares	56,041	7,589,469
Samsung Episholdings Co. Ltd.(b)	189	53,387
Samsung Fire & Marine Insurance Co. Ltd.	2,344	1,134,581
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	263	81,690
Samsung Heavy Industries Co. Ltd.(b)	9,286	141,107
Samsung Life Insurance Co. Ltd.	724	160,925
Samsung SDS Co. Ltd.	4,774	833,825
Samsung Securities Co. Ltd.	3,219	205,780
Shinhan Financial Group Co. Ltd.	6,163	490,695
SK hynix, Inc.	29,455	35,649,027
SK Square Co. Ltd.(b)	225	168,220
	Shares	Value
South Korea-(continued)
SK Telecom Co. Ltd.	2,026	$138,722
SK, Inc.	583	229,944
Woori Financial Group, Inc.	11,226	275,149
		140,765,255
Spain-3.03%
Acciona S.A.	738	179,139
ACS Actividades de Construccion y Servicios S.A.	20,250	2,396,094
Aena S.M.E. S.A.(c)	55,408	1,698,461
Amadeus IT Group S.A.	24,689	1,673,114
Banco Bilbao Vizcaya Argentaria S.A.	12,979	375,531
Banco Santander S.A.	18,723	274,001
CaixaBank S.A.	5,188	79,109
Cellnex Telecom S.A.(c)	1,901	58,305
Endesa S.A.	33,734	1,647,140
Iberdrola S.A.	547,641	12,750,635
Industria de Diseno Textil S.A.	127,551	8,574,526
Mapfre S.A.	13,824	71,637
Merlin Properties SOCIMI S.A.	35,679	553,802
Naturgy Energy Group S.A.	33,813	1,155,996
Redeia Corp. S.A.	7,827	138,734
Repsol S.A.	27,420	874,588
Telefonica S.A.	35,301	149,273
		32,650,085
Sweden-4.44%
AAK AB(a)	8,655	179,268
Alfa Laval AB(a)	4,547	271,864
Assa Abloy AB, Class B	38,534	1,432,263
Atlas Copco AB, Class A	114,076	2,445,419
Atlas Copco AB, Class B	77,486	1,438,208
Axfood AB(a)	8,217	209,143
Boliden AB	1,884	110,699
Epiroc AB, Class A	18,905	520,313
Epiroc AB, Class B	13,136	307,266
Essity AB, Class B	45,504	1,327,854
Evolution AB(b)(c)	1,524	131,947
H & M Hennes & Mauritz AB, Class B(a)	7,512	137,072
Hexagon AB, Class B	23,878	248,495
Holmen AB, Class B	5,377	183,464
Industrivarden AB, Class A	49,985	2,825,812
Industrivarden AB, Class C(a)	88,220	4,937,693
Indutrade AB	2,469	64,775
Investor AB	127,425	5,419,336
Investor AB, Class B(a)	465,148	19,988,868
L E Lundbergforetagen AB, Class B(a)	7,034	430,688
Lifco AB, Class B(a)	2,254	74,340
Sandvik AB	36,520	1,461,532
Securitas AB, Class B(a)	3,625	57,357
Skanska AB, Class B	11,034	312,688
SKF AB, Class B(a)	6,696	193,465
Swedish Orphan Biovitrum AB, Class B(b)	1,656	77,572
Tele2 AB, Class B	18,436	326,201
Telefonaktiebolaget LM Ericsson, Class B	104,909	1,061,255
Telia Co. AB	61,994	281,555
Trelleborg AB, Class B	9,340	437,296
Volvo AB, Class A	3,067	110,455
Volvo AB, Class B	25,473	917,739
		47,921,902
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
August 31, 2026
	Shares	Value
Switzerland-8.37%
ABB Ltd.	128,635	$12,602,886
Barry Callebaut AG	210	289,307
Belimo Holding AG	263	278,087
BKW AG	1,384	214,243
Chocoladefabriken Lindt & Spruengli AG	9	1,004,355
Chocoladefabriken Lindt & Spruengli AG, PC	78	844,427
Cie Financiere Richemont S.A.	1,590	378,604
EMS-Chemie Holding AG(a)	144	140,711
Flughafen Zureich AG	1,071	276,629
Geberit AG	3,329	2,346,548
Givaudan S.A.(a)	274	1,111,594
Kuehne + Nagel International AG, Class R	2,521	672,354
Logitech International S.A., Class R	4,406	433,017
Lonza Group AG(b)	435	310,158
Nestle S.A.	267,270	26,011,413
Partners Group Holding AG	2,421	2,193,458
PSP Swiss Property AG	1,340	241,035
Roche Holding AG	68,143	29,719,665
Roche Holding AG, BR	2,778	1,237,597
Sandoz Group AG	4,525	380,192
Schindler Holding AG	2,569	816,231
Schindler Holding AG, PC	5,143	1,672,371
SGS S.A.	11,027	1,264,508
Sika AG(a)	4,839	1,148,358
Sonova Holding AG, Class A	1,640	470,583
Straumann Holding AG	1,658	192,446
Swatch Group AG (The)	1,379	62,642
Swatch Group AG (The), BR	842	194,957
Swiss Prime Site AG(b)	478	73,889
Swisscom AG	3,210	2,485,718
VAT Group AG(c)	171	127,062
Zurich Insurance Group AG	1,458	1,067,472
		90,262,517
Thailand-0.01%
Thai Beverage PCL	440,564	160,956
United Kingdom-11.99%
3i Group PLC	415,710	15,741,583
Admiral Group PLC	80,991	4,395,298
Associated British Foods PLC(a)	23,730	654,883
AstraZeneca PLC	58,818	9,488,120
Auto Trader Group PLC(c)	78,649	558,151
BAE Systems PLC	155,165	4,259,575
Beazley PLC	45,389	794,772
Berkeley Group Holdings PLC (The)(b)	2,766	133,030
British American Tobacco PLC	109,656	6,096,504
British Land Co. PLC (The)	20,037	114,308
BT Group PLC	88,417	244,831
Bunzl PLC	17,990	677,379
Centrica PLC	302,209	633,285
Coca-Cola Europacific Partners PLC	8,317	893,065
Compass Group PLC	69,557	2,116,755
Convatec Group PLC(c)	46,492	142,014
Croda International PLC	2,124	98,799
Diageo PLC	76,430	1,758,154
Diploma PLC	4,796	471,675
GSK PLC	222,672	5,603,417
Haleon PLC	218,856	1,090,778
Halma PLC	12,673	616,607
	Shares	Value
United Kingdom-(continued)
Hiscox Ltd.	45,543	$1,127,460
Howden Joinery Group PLC	34,118	362,820
HSBC Holdings PLC	3,866	79,236
ICG PLC	10,372	279,832
IMI PLC	13,281	553,626
Imperial Brands PLC	104,083	3,558,310
Informa PLC	9,298	112,194
International Consolidated Airlines Group S.A.	17,024	99,359
Intertek Group PLC	11,735	922,615
J Sainsbury PLC	162,146	730,643
Kingfisher PLC	85,586	361,971
Land Securities Group PLC	11,791	108,764
Lloyds Banking Group PLC	47,862	70,606
Marks & Spencer Group PLC	43,583	231,185
National Grid PLC(a)	36,330	573,480
NatWest Group PLC	6,423	58,436
Next PLC	13,822	2,892,097
Pearson PLC	40,181	666,726
Persimmon PLC	12,591	199,124
Reckitt Benckiser Group PLC	43,435	3,001,455
RELX PLC	93,078	3,341,729
Rightmove PLC	52,249	358,860
Rolls-Royce Holdings PLC	32,540	661,739
Sage Group PLC (The)	40,426	591,292
Segro PLC	6,869	88,607
Severn Trent PLC	2,961	125,483
Shell PLC(a)	611,174	28,018,233
Smith & Nephew PLC	45,035	644,463
Smiths Group PLC	29,178	1,020,365
Spirax Group PLC	832	79,233
SSE PLC	21,111	694,383
Taylor Wimpey PLC	234,065	267,832
Tesco PLC	1,764,272	10,928,910
Unilever PLC	129,176	8,321,199
United Utilities Group PLC	13,584	261,865
Vodafone Group PLC	785,442	1,259,660
Whitbread PLC	2,547	83,705
		129,320,480
United States-5.24%
A.P. Moller - Maersk A/S, Class A(a)	228	737,476
A.P. Moller - Maersk A/S, Class B(a)	197	660,018
Alcon AG	16,289	1,179,958
Amrize Ltd.(b)	9,344	409,780
BP PLC	272,936	1,953,408
Brookfield Asset Management Ltd., Class A(a)	22,481	1,157,213
Buzzi S.p.A.(a)	5,422	258,282
Ferrovial N.V.	6,683	390,913
GFL Environmental, Inc.	19,283	814,551
InterContinental Hotels Group PLC	6,623	1,062,836
James Hardie Industries PLC(a)(b)	2,607	77,181
Novartis AG	194,436	29,588,628
Oracle Corp.	2,592	152,947
Qiagen N.V.	14,765	637,518
Sanofi S.A.	152,308	13,542,151
Sims Ltd.	10,032	174,540
Sunbelt Rentals Holdings, Inc.	5,469	388,874
Swiss Re AG	3,559	617,516
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
August 31, 2026
	Shares	Value
United States-(continued)
Tenaris S.A.	32,594	$909,782
Waste Connections, Inc.	10,781	1,782,524
		56,496,096
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $959,640,081)		1,076,423,384
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.93%
Invesco Private Government Fund, 3.73%(d)(e)(f)	13,734,897	13,734,897
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(d)(e)(f)	39,413,405	$39,421,288
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,153,129)		53,156,185
TOTAL INVESTMENTS IN SECURITIES-104.71% (Cost $1,012,793,210)		1,129,579,569
OTHER ASSETS LESS LIABILITIES-(4.71)%		(50,803,723)
NET ASSETS-100.00%		$1,078,775,846

Investment Abbreviations:
BR-Bearer Shares
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at August 31, 2026.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $6,346,035, which represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$204,216	$125,802,858	$(126,007,074)	$-	$-	$-	$36,776
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,765,964	107,687,112	(95,718,179)	-	-	13,734,897	397,022 *
Invesco Private Prime Fund	4,677,276	242,520,048	(207,769,612)	2,865	(9,289)	39,421,288	1,076,796 *
Total	$6,647,456	$476,010,018	$(429,494,865)	$2,865	$(9,289)	$53,156,185	$1,510,594

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
August 31, 2026
This Fund has holdings greater than 10% of net assets in the following country:
Japan	14.51%
South Korea	13.05%
United Kingdom	11.99%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-8.29%
Alphabet, Inc., Class A	415,199	$140,897,781
Alphabet, Inc., Class C	339,125	113,745,916
AppLovin Corp., Class A(b)	1,542	481,196
AT&T, Inc.	404,018	10,460,026
Comcast Corp., Class A	214,166	5,701,099
Fox Corp., Class A(c)	30,832	2,076,535
Fox Corp., Class B	21,337	1,284,914
Iridium Communications, Inc.	5,646	265,249
Live Nation Entertainment, Inc.(b)	2,048	368,415
Madison Square Garden Sports Corp., Class A(b)	746	287,009
Meta Platforms, Inc., Class A	92,398	52,883,071
Millicom International Cellular S.A. (Guatemala)	4,256	399,043
Netflix, Inc.(b)	413,407	33,506,637
New York Times Co. (The), Class A(c)	44,911	3,021,163
News Corp., Class A	29,604	909,139
News Corp., Class B(c)	9,939	342,001
Pinterest, Inc., Class A(b)	21,419	465,006
Roblox Corp., Class A(b)	9,038	373,179
Roku, Inc., Class A(b)	4,421	693,788
Spotify Technology S.A. (Sweden)(b)	4,406	2,395,190
Take-Two Interactive Software, Inc.(b)	1,923	422,483
TKO Group Holdings, Inc.(c)	3,678	671,640
T-Mobile US, Inc.	32,838	5,925,289
Verizon Communications, Inc.	228,164	11,412,763
Versant Media Group, Inc.	27,848	1,145,110
Walt Disney Co. (The)	72,459	7,792,965
		397,926,607
Consumer Discretionary-7.32%
Airbnb, Inc., Class A(b)	71,629	13,123,865
Amazon.com, Inc.(b)	358,412	93,104,685
Aptiv PLC(b)	3,777	169,059
Aramark	5,201	292,868
AutoZone, Inc.(b)	439	1,313,154
Best Buy Co., Inc.	32,666	2,618,180
Booking Holdings, Inc.	144,955	28,859,091
BorgWarner, Inc.	16,377	1,050,748
Boyd Gaming Corp.	6,970	540,802
Brunswick Corp.	4,222	320,450
Burlington Stores, Inc.(b)	3,234	840,064
Cava Group, Inc.(b)(c)	4,232	278,254
Chipotle Mexican Grill, Inc.(b)	284,287	10,811,435
Columbia Sportswear Co.	4,210	241,654
Coupang, Inc. (South Korea)(b)	63,260	1,015,956
Crocs, Inc.(b)(c)	3,415	411,098
D.R. Horton, Inc.	19,140	2,766,878
Darden Restaurants, Inc.	7,922	1,697,368
Deckers Outdoor Corp.(b)	23,715	2,065,102
Dillard’s, Inc., Class A(c)	430	269,167
Domino’s Pizza, Inc.	5,678	1,942,217
DraftKings, Inc., Class A(b)	13,910	337,874
eBay, Inc.	80,782	8,365,784
Expedia Group, Inc.	9,734	3,086,846
Five Below, Inc.(b)	8,919	2,201,566
Floor & Decor Holdings, Inc., Class A(b)(c)	8,949	449,866
	Shares	Value
Consumer Discretionary-(continued)
Flutter Entertainment PLC (Ireland)(b)(c)	2,855	$286,014
Ford Motor Co.	31,415	437,925
Garmin Ltd.	39,610	11,253,597
General Motors Co.	14,406	1,243,526
Gentex Corp.(c)	54,992	1,230,171
Grand Canyon Education, Inc.(b)	6,123	907,000
H&R Block, Inc.	17,654	911,829
Hasbro, Inc.	22,958	2,160,348
Hilton Worldwide Holdings, Inc.	21,347	6,751,629
Home Depot, Inc. (The)	20,922	6,858,859
Las Vegas Sands Corp.	17,068	747,749
Lennar Corp., Class A	16,310	1,371,834
lululemon Athletica, Inc.(b)(c)	11,025	1,325,867
Marriott International, Inc., Class A	15,298	5,228,244
McDonald’s Corp.	25,847	6,811,718
MGM Resorts International(b)	5,922	244,934
NIKE, Inc., Class B	50,060	1,955,344
NVR, Inc.(b)	657	4,149,106
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	6,558	494,604
O’Reilly Automotive, Inc., Class R(b)	94,579	8,398,615
Planet Fitness, Inc., Class A(b)	5,136	265,018
PulteGroup, Inc.	27,256	3,442,978
Ralph Lauren Corp.	7,250	2,515,025
Restaurant Brands International, Inc. (Canada)	9,267	721,714
Ross Stores, Inc.	93,589	21,388,830
Royal Caribbean Cruises Ltd.(c)	5,061	1,360,093
SharkNinja, Inc.(b)(c)	9,170	1,765,133
Starbucks Corp.	68,288	7,255,600
Tapestry, Inc.	11,557	1,426,018
Tesla, Inc.(b)	54,269	19,968,279
Texas Roadhouse, Inc.	13,731	2,685,784
TJX Cos., Inc. (The)	250,302	33,517,941
Toll Brothers, Inc.	3,373	483,857
Tractor Supply Co.	60,822	2,122,688
Ulta Beauty, Inc.(b)	6,245	3,354,189
Viking Holdings Ltd.(b)	19,052	1,641,139
Williams-Sonoma, Inc.	20,511	4,681,636
YETI Holdings, Inc.(b)	8,071	331,315
Yum! Brands, Inc.	8,191	1,255,762
		351,125,943
Consumer Staples-6.30%
Albertson’s Cos., Inc., Class A(c)	30,695	379,083
Altria Group, Inc.	378,565	25,924,131
Archer-Daniels-Midland Co.	43,093	3,503,030
BJ’s Wholesale Club Holdings, Inc., Class C(b)(c)	20,046	1,817,170
Church & Dwight Co., Inc.	39,441	3,935,423
Clorox Co. (The)	18,241	1,781,781
Coca-Cola Co. (The)	158,521	14,056,057
Coca-Cola Consolidated, Inc.	13,469	2,634,132
Colgate-Palmolive Co.	170,194	15,286,825
Constellation Brands, Inc., Class A	3,327	434,573
Costco Wholesale Corp.	72,471	68,404,652
Darling Ingredients, Inc.(b)	4,092	271,177
Dollar General Corp.	28,764	3,645,837
Dollar Tree, Inc.(b)	30,847	3,904,922
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
August 31, 2026
	Shares	Value
Consumer Staples-(continued)
Estee Lauder Cos., Inc. (The), Class A	2,862	$292,783
General Mills, Inc.	19,980	823,176
Hershey Co. (The)	18,696	3,294,422
Hormel Foods Corp.	16,606	362,841
Ingredion, Inc.(c)	4,183	432,773
J.M. Smucker Co. (The)	8,072	1,058,723
Kenvue, Inc.	50,930	961,558
Keurig Dr Pepper, Inc.	37,296	1,188,251
Kimberly-Clark Corp.	3,271	353,104
Kraft Heinz Co. (The)	37,675	967,117
Kroger Co. (The)	89,916	5,173,767
Maplebear, Inc.(b)	25,051	1,265,576
McCormick & Co., Inc.	9,683	525,012
Molson Coors Beverage Co., Class B	8,342	331,678
Mondelez International, Inc., Class A	70,737	4,390,646
Monster Beverage Corp.(b)	315,332	14,480,045
PepsiCo, Inc.	56,102	7,873,355
Philip Morris International, Inc.	155,447	29,115,223
Primo Brands Corp.	18,684	426,369
Procter & Gamble Co. (The)	304,591	44,202,246
Sprouts Farmers Market, Inc.(b)(c)	13,391	1,098,598
Sysco Corp.	9,109	738,558
Target Corp.	4,267	686,475
Tyson Foods, Inc., Class A	14,619	806,092
US Foods Holding Corp.(b)	12,945	1,357,154
Walmart, Inc.	323,244	33,898,598
		302,082,933
Energy-2.38%
Antero Midstream Corp.	13,263	297,356
Antero Resources Corp.(b)	17,620	678,018
APA Corp.	24,031	1,036,938
Baker Hughes Co., Class A	30,114	1,913,745
Cheniere Energy, Inc.	2,677	780,854
Chevron Corp.	6,175	1,272,914
Chord Energy Corp.	5,904	868,537
ConocoPhillips	138,465	18,345,228
Devon Energy Corp.	85,552	4,150,128
Diamondback Energy, Inc.	5,901	1,183,032
EOG Resources, Inc.	43,562	6,314,748
EQT Corp.	16,427	890,015
Expand Energy Corp.	39,896	3,916,191
ExxonMobil Holdings Corp.	368,034	59,235,072
Halliburton Co.	10,698	394,221
Kinder Morgan, Inc.	15,074	485,986
Occidental Petroleum Corp.	4,803	289,045
ONEOK, Inc.	19,744	1,895,621
Ovintiv, Inc.	10,434	684,992
Permian Resources Corp., Class A	32,533	757,694
Range Resources Corp.	18,185	751,404
SLB Ltd.	7,193	432,299
Targa Resources Corp.	2,974	873,315
TechnipFMC PLC (United Kingdom)	52,395	4,094,669
Texas Pacific Land Corp.	3,623	1,356,234
Valero Energy Corp.	1,979	710,303
Williams Cos., Inc. (The)	10,479	786,449
		114,395,008
Financials-10.58%
Affiliated Managers Group, Inc.	3,716	1,368,194
Aflac, Inc.	5,578	646,211
	Shares	Value
Financials-(continued)
Allstate Corp. (The)	46,826	$12,071,743
American Express Co.	14,248	4,704,262
Aon PLC, Class A	27,802	8,938,899
Arch Capital Group Ltd.(b)	23,151	2,270,419
Arthur J. Gallagher & Co.	1,251	327,950
Bank of America Corp.	5,516	341,661
Berkshire Hathaway, Inc., Class B(b)	77,379	39,001,337
BlackRock, Inc.	2,694	3,113,213
Blackstone, Inc., Class A	57,731	8,269,388
Brookfield Asset Management Ltd., Class A(c)	115,984	5,973,176
Brown & Brown, Inc.	7,114	513,417
Capital One Financial Corp.	20,120	4,315,941
Cboe Global Markets, Inc.	40,413	12,131,983
Charles Schwab Corp. (The)	4,290	471,128
Chubb Ltd.	7,375	2,497,175
Cincinnati Financial Corp.	12,269	2,084,503
CME Group, Inc., Class A	2,481	708,326
Corpay, Inc.(b)	3,829	1,548,065
Evercore, Inc., Class A	8,970	2,569,277
FactSet Research Systems, Inc.	7,935	2,488,019
Fidelity National Information Services, Inc.	14,853	605,557
Fiserv, Inc.(b)	11,657	621,435
Global Payments, Inc.	4,465	406,538
Globe Life, Inc.	1,508	260,386
Goldman Sachs Group, Inc. (The)	516	529,364
Hamilton Lane, Inc., Class A(c)	7,151	778,172
Hartford Insurance Group, Inc. (The)	9,546	1,311,430
Houlihan Lokey, Inc.	12,670	1,688,784
Intercontinental Exchange, Inc.	3,381	543,327
Jack Henry & Associates, Inc.	18,117	3,042,026
JPMorgan Chase & Co.	4,400	1,566,488
Kinsale Capital Group, Inc.(c)	2,659	994,200
LPL Financial Holdings, Inc.	3,568	1,320,642
Markel Group, Inc.(b)	157	283,057
MarketAxess Holdings, Inc.	7,101	1,154,836
Marsh & McLennan Cos., Inc.	55,068	10,451,906
Mastercard, Inc., Class A	187,782	110,661,810
MGIC Investment Corp.	50,767	1,556,009
Moody’s Corp.	47,663	24,052,656
Morgan Stanley	2,191	467,384
Morningstar, Inc.	3,594	786,870
MSCI, Inc.	23,256	13,270,804
Nasdaq, Inc.	34,853	3,436,854
NU Holdings Ltd., Class A (Brazil)(b)	35,442	515,681
PayPal Holdings, Inc.	68,461	3,605,499
Primerica, Inc.	1,426	410,189
Progressive Corp. (The)	108,096	23,573,576
RenaissanceRe Holdings Ltd. (Bermuda)	1,921	629,396
RLI Corp.	7,753	492,083
Robinhood Markets, Inc., Class A(b)	8,791	921,385
S&P Global, Inc.	35,541	15,490,189
SEI Investments Co.	32,737	3,633,152
Synchrony Financial	25,225	1,944,343
T. Rowe Price Group, Inc.	59,688	6,642,081
TPG, Inc.(b)(d)	11,683	0
Tradeweb Markets, Inc., Class A	31,348	3,376,180
Travelers Cos., Inc. (The)	6,853	2,507,718
Visa, Inc., Class A	379,384	143,926,908
W.R. Berkley Corp.	5,677	383,538
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
August 31, 2026
	Shares	Value
Financials-(continued)
Wells Fargo & Co.	3,536	$305,475
White Mountains Insurance Group Ltd.(c)	581	1,221,268
Willis Towers Watson PLC	5,414	1,832,910
		507,556,393
Health Care-13.05%
Abbott Laboratories	236,645	26,116,142
AbbVie, Inc.	136,047	34,885,172
Agilent Technologies, Inc.	34,197	5,251,291
Align Technology, Inc.(b)	7,156	1,143,457
Alnylam Pharmaceuticals, Inc.(b)	10,654	2,564,311
Amgen, Inc.	22,778	9,791,807
Ascendis Pharma A/S (Denmark)(b)	2,134	561,327
Baxter International, Inc.	24,272	631,072
Becton, Dickinson and Co.	11,665	2,194,303
Biogen, Inc.(b)	6,679	1,447,005
BioMarin Pharmaceutical, Inc.(b)	41,263	2,691,586
Bio-Techne Corp.	32,129	2,323,248
Boston Scientific Corp.(b)	117,394	5,670,130
Bristol-Myers Squibb Co.	144,615	9,661,728
Cencora, Inc.	3,545	1,147,162
Centene Corp.(b)	59,529	3,830,096
Charles River Laboratories International, Inc.(b)	1,973	568,698
Chemed Corp.	3,532	1,832,084
Cigna Group (The)	28,455	7,855,856
Cooper Cos., Inc. (The)(b)	9,270	649,734
Corcept Therapeutics, Inc.(b)(c)	6,211	704,017
CVS Health Corp.	70,996	6,667,234
Danaher Corp.	32,218	6,880,476
DaVita, Inc.(b)	1,542	271,407
Dexcom, Inc.(b)	56,546	5,149,079
Edwards Lifesciences Corp.(b)	155,468	14,108,721
Elevance Health, Inc.	17,897	7,025,288
Eli Lilly and Co.	79,635	92,116,194
Encompass Health Corp.	7,882	947,495
Ensign Group, Inc. (The)	12,941	2,229,217
Exelixis, Inc.(b)	66,303	3,622,796
GE HealthCare Technologies, Inc.	9,467	674,334
Gilead Sciences, Inc.	125,861	18,418,499
Globus Medical, Inc., Class A(b)	20,206	1,644,162
Halozyme Therapeutics, Inc.(b)(c)	18,718	1,993,280
HCA Healthcare, Inc.	17,953	7,440,621
Humana, Inc.	4,721	1,809,229
IDEXX Laboratories, Inc.(b)	23,504	13,084,442
Illumina, Inc.(b)(c)	13,670	2,920,322
Incyte Corp.(b)	42,066	5,183,373
Insulet Corp.(b)	5,274	784,033
Intuitive Surgical, Inc.(b)	85,669	32,285,219
IQVIA Holdings, Inc.(b)	3,211	838,681
Jazz Pharmaceuticals PLC(b)(c)	1,238	310,342
Johnson & Johnson	266,210	70,771,929
Labcorp Holdings, Inc.	3,404	1,132,375
McKesson Corp.	28,153	24,924,414
Medline, Inc., Class A(b)(c)	9,739	341,157
Medpace Holdings, Inc.(b)	3,873	2,300,523
Medtronic PLC	79,237	7,182,834
Merck & Co., Inc.	138,201	20,420,580
Mettler-Toledo International, Inc.(b)	2,660	3,737,672
Molina Healthcare, Inc.(b)(c)	2,303	457,767
	Shares	Value
Health Care-(continued)
Natera, Inc.(b)	1,514	$487,447
Neurocrine Biosciences, Inc.(b)	23,815	3,668,224
Penumbra, Inc.(b)	3,879	1,253,305
Pfizer, Inc.	178,475	5,079,399
Qiagen N.V.	23,816	1,030,995
Quest Diagnostics, Inc.	9,917	2,383,055
Regeneron Pharmaceuticals, Inc.	23,116	18,471,533
ResMed, Inc.	34,276	8,229,668
Revvity, Inc.(c)	3,481	447,900
Roivant Sciences Ltd.(b)	8,508	294,717
Royalty Pharma PLC, Class A	26,067	1,600,775
STERIS PLC	16,275	3,786,216
Stryker Corp.	18,000	5,828,400
Tenet Healthcare Corp.(b)	2,359	627,282
Thermo Fisher Scientific, Inc.	13,271	8,189,534
United Therapeutics Corp.(b)	10,588	5,403,903
UnitedHealth Group, Inc.	60,936	23,729,088
Universal Health Services, Inc., Class B	3,773	642,655
Veeva Systems, Inc., Class A(b)	20,083	5,737,512
Vertex Pharmaceuticals, Inc.(b)	64,923	35,351,872
Viatris, Inc.	42,196	696,656
Waters Corp.(b)	8,659	3,590,281
West Pharmaceutical Services, Inc.	16,262	5,547,131
Zimmer Biomet Holdings, Inc.	5,684	568,627
Zoetis, Inc.	55,605	4,287,146
		626,127,242
Industrials-12.51%
3M Co.	28,538	4,903,685
A.O. Smith Corp.(c)	26,592	1,572,385
Acuity, Inc.	928	307,901
AECOM	3,590	242,074
Allegion PLC	2,021	313,760
Allison Transmission Holdings, Inc.(c)	5,697	716,170
AMETEK, Inc.	49,344	11,604,228
API Group Corp.(b)(c)	21,414	840,500
Applied Industrial Technologies, Inc.	6,158	1,995,069
Armstrong World Industries, Inc.	10,715	1,849,195
ATI, Inc.(b)	11,410	2,329,922
Automatic Data Processing, Inc.	49,672	14,214,140
Boeing Co. (The)(b)	8,269	1,718,133
Booz Allen Hamilton Holding Corp.(c)	3,344	252,974
Broadridge Financial Solutions, Inc.	23,877	4,354,687
BWX Technologies, Inc.	2,397	365,039
C.H. Robinson Worldwide, Inc.	18,049	2,701,213
Carlisle Cos., Inc.(c)	5,896	2,043,436
Carpenter Technology Corp.	5,154	2,455,469
Carrier Global Corp.	10,391	604,964
Caterpillar, Inc.	20,577	16,409,540
Cintas Corp.	94,720	19,113,549
Clean Harbors, Inc.(b)	5,152	1,624,168
Comfort Systems USA, Inc.	6,873	10,623,046
Copart, Inc.(b)	191,239	6,308,975
Core & Main, Inc., Class A(b)(c)	6,432	276,319
Crane Co.	6,306	1,293,171
CSX Corp.	75,619	3,819,516
Cummins, Inc.	8,597	4,852,147
Curtiss-Wright Corp.	9,905	5,769,960
Deere & Co.	2,382	1,559,996
Delta Air Lines, Inc.	29,594	2,308,332
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
August 31, 2026
	Shares	Value
Industrials-(continued)
Donaldson Co., Inc.	25,348	$2,303,880
Dover Corp.	9,334	1,812,943
DuPont de Nemours, Inc.	34,795	4,683,059
Eaton Corp. PLC	48,238	19,385,887
EMCOR Group, Inc.	9,376	6,887,047
Emerson Electric Co.	67,638	10,310,737
Equifax, Inc.	6,949	1,314,473
ExlService Holdings, Inc.(b)	31,523	1,200,396
Expeditors International of Washington, Inc.	42,634	8,085,538
Fastenal Co.	400,253	19,736,475
FedEx Corp.	9,174	3,003,568
FedEx Freight Holding Co., Inc.(b)	22,341	2,987,885
Ferguson Enterprises, Inc.	11,917	2,675,486
Flowserve Corp.	5,546	438,633
Forgent Power Solutions, Inc.(b)	16,840	514,294
Fortive Corp.	59,712	3,513,454
FTAI Aviation Ltd.(c)	3,676	698,808
FTI Consulting, Inc.(b)(c)	3,895	586,470
GE Vernova, Inc.	37,396	33,601,428
General Dynamics Corp.	40,195	14,926,413
General Electric Co.	99,198	33,301,761
Genpact Ltd.	10,596	402,436
GFL Environmental, Inc.(c)	26,224	1,109,013
Graco, Inc.	47,170	3,652,373
HEICO Corp.(c)	3,407	1,128,228
HEICO Corp., Class A	5,587	1,364,178
Hexcel Corp.(c)	5,968	553,055
Honeywell Aerospace, Inc.(b)	22,150	3,502,136
Honeywell International, Inc.	22,150	4,729,689
Howmet Aerospace, Inc.	84,553	20,711,257
Hubbell, Inc.	2,154	975,762
Huntington Ingalls Industries, Inc.	2,916	849,139
IDEX Corp.	5,894	1,347,604
IES Holdings, Inc.(b)(c)	1,046	316,938
Illinois Tool Works, Inc.	40,475	11,145,601
Ingersoll Rand, Inc.	16,239	1,251,215
ITT, Inc.	13,455	2,694,902
J.B. Hunt Transport Services, Inc.	22,385	5,942,546
Jacobs Solutions, Inc.	15,034	2,240,818
Johnson Controls International PLC	85,301	11,792,010
Kirby Corp.(b)(c)	8,129	1,153,180
Knight-Swift Transportation Holdings, Inc.	14,667	1,004,836
L3Harris Technologies, Inc.	11,199	2,981,734
Landstar System, Inc.	11,421	2,062,975
Leonardo DRS, Inc.	12,784	485,792
Lincoln Electric Holdings, Inc.	6,794	1,910,677
Lockheed Martin Corp.	15,692	8,806,821
Louisiana-Pacific Corp.	5,449	384,209
Masco Corp.	10,699	772,040
MasTec, Inc.(b)(c)	2,574	617,194
Mobility Global, Inc.	35,428	719,188
MSA Safety, Inc.	2,886	539,018
MSC Industrial Direct Co., Inc., Class A	8,428	1,001,921
Mueller Industries, Inc.	62,583	3,905,805
Nextpower, Inc., Class A(b)(c)	6,808	558,460
Nordson Corp.	5,544	1,783,616
Norfolk Southern Corp.	8,593	2,945,594
Northrop Grumman Corp.	5,841	3,152,388
nVent Electric PLC(c)	15,478	2,333,308
	Shares	Value
Industrials-(continued)
Old Dominion Freight Line, Inc.	46,267	$9,251,549
Oshkosh Corp.	3,540	545,549
Otis Worldwide Corp.	31,561	2,244,934
Owens Corning	3,178	439,041
PACCAR, Inc.	3,472	430,979
Parker-Hannifin Corp.	11,775	11,532,906
Paychex, Inc.	13,852	1,763,914
Paycom Software, Inc.	3,091	739,058
Paylocity Holding Corp.(b)	5,475	877,204
Pentair PLC	12,074	729,994
Primoris Services Corp.(c)	9,653	696,078
Quanta Services, Inc.	1,300	789,217
RB Global, Inc. (Canada)	12,426	1,050,991
RBC Bearings, Inc.(b)	2,560	1,265,306
Republic Services, Inc.	18,989	4,195,050
Robert Half, Inc.	9,083	411,823
Rockwell Automation, Inc.	15,618	6,628,748
Rollins, Inc.	97,040	3,500,233
RTX Corp.	54,854	11,394,821
Ryder System, Inc.	1,984	485,009
Saia, Inc.(b)	1,882	668,355
Schneider National, Inc., Class B	12,661	436,931
Sensata Technologies Holding PLC	7,117	292,011
Simpson Manufacturing Co., Inc.	9,116	1,664,673
SiteOne Landscape Supply, Inc.(b)(c)	2,782	274,110
Snap-on, Inc.	12,372	4,779,427
Southwest Airlines Co.	24,756	953,849
SPX Technologies, Inc.(b)	1,113	218,983
StandardAero, Inc.(b)(c)	9,694	237,406
Sterling Infrastructure, Inc.(b)	458	215,292
Sunbelt Rentals Holdings, Inc.	27,382	1,979,171
Tetra Tech, Inc.	32,866	1,187,777
Textron, Inc.	9,660	778,210
Toro Co. (The)	23,808	2,328,660
Trane Technologies PLC	58,322	25,918,297
TransDigm Group, Inc.	2,952	3,458,976
TransUnion	5,073	430,748
Trex Co., Inc.(b)	8,297	378,177
Uber Technologies, Inc.(b)	218,540	16,532,551
UL Solutions, Inc., Class A	18,240	1,359,245
Union Pacific Corp.	39,087	11,752,288
United Airlines Holdings, Inc.(b)	4,659	503,125
United Parcel Service, Inc., Class B	24,646	2,568,853
United Rentals, Inc.	3,506	3,639,228
Valmont Industries, Inc.	3,275	1,538,136
Veralto Corp.	16,955	1,671,254
Verisk Analytics, Inc.	21,025	4,074,224
Vertiv Holdings Co., Class A	2,952	763,741
W.W. Grainger, Inc.	12,324	16,138,155
Waste Management, Inc.	38,642	8,459,507
Watsco, Inc.(c)	7,049	2,183,921
Watts Water Technologies, Inc., Class A	5,215	1,907,386
Westinghouse Air Brake Technologies Corp.	5,093	1,456,241
Woodward, Inc.	10,675	3,627,578
XPO, Inc.(b)	1,601	310,578
Xylem, Inc.	24,723	2,722,250
		600,521,672
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
August 31, 2026
	Shares	Value
Information Technology-34.60%
Accenture PLC, Class A	98,650	$18,719,824
Adobe, Inc.(b)	63,788	18,676,489
Advanced Micro Devices, Inc.(b)	52,710	24,811,651
Amdocs Ltd.(c)	9,796	617,736
Amphenol Corp., Class A	71,463	11,330,459
Analog Devices, Inc.	25,909	9,382,685
AppFolio, Inc., Class A(b)(c)	4,076	954,640
Apple, Inc.(e)	1,291,325	409,156,326
Applied Materials, Inc.	91,847	42,101,746
Arista Networks, Inc.(b)	157,657	30,851,898
Astera Labs, Inc.(b)	814	241,742
Autodesk, Inc.(b)	26,440	6,835,533
Broadcom, Inc.	110,756	41,017,377
Cadence Design Systems, Inc.(b)	17,383	5,889,013
Ciena Corp.(b)	23,343	8,935,700
Cirrus Logic, Inc.(b)	10,006	1,095,757
Cisco Systems, Inc.	685,101	75,696,809
Cognex Corp.	44,402	2,706,746
Cognizant Technology Solutions Corp., Class A	56,738	3,664,140
Corning, Inc.	5,766	857,577
Credo Technology Group Holding Ltd.(b)	1,216	275,047
CrowdStrike Holdings, Inc., Class A(b)	23,065	5,328,015
Datadog, Inc., Class A(b)	1,284	304,359
Dell Technologies, Inc., Class C	1,616	736,912
DocuSign, Inc.(b)	6,860	454,612
Dolby Laboratories, Inc., Class A	8,813	542,528
Dropbox, Inc., Class A(b)	22,574	794,379
Dynatrace, Inc.(b)	31,272	1,707,138
Everpure, Inc., Class A(b)	14,850	1,380,308
F5, Inc.(b)	8,910	3,627,528
Fabrinet (Thailand)(b)	1,432	591,316
Fair Isaac Corp.(b)	4,091	4,693,236
First Solar, Inc.(b)	7,279	1,469,630
Fortinet, Inc.(b)	106,055	18,127,981
Gartner, Inc.(b)(c)	3,374	668,423
GLOBALFOUNDRIES, Inc.	4,244	189,664
GoDaddy, Inc., Class A(b)	7,338	718,243
HubSpot, Inc.(b)	3,107	812,046
International Business Machines Corp.	2,226	520,595
Intuit, Inc.	30,450	10,940,685
Jabil, Inc.	754	230,166
Keysight Technologies, Inc.(b)	12,881	4,156,699
KLA Corp.	231,819	40,672,644
Lam Research Corp.	216,313	65,216,206
Lattice Semiconductor Corp.(b)	5,661	652,940
Littelfuse, Inc.	2,074	854,861
Lumentum Holdings, Inc.(b)	806	737,297
Manhattan Associates, Inc.(b)	11,330	2,528,743
Marvell Technology, Inc.	20,512	4,341,570
Micron Technology, Inc.	48,372	46,375,688
Microsoft Corp.	610,121	309,508,282
MKS, Inc.	920	235,741
MongoDB, Inc.(b)	2,051	929,862
Monolithic Power Systems, Inc.	7,309	9,266,131
Motorola Solutions, Inc.	2,783	1,350,590
NetApp, Inc.	25,672	4,756,765
NVIDIA Corp.	1,133,622	250,281,065
Okta, Inc.(b)	4,957	857,759
ON Semiconductor Corp.(b)	5,292	392,084
	Shares	Value
Information Technology-(continued)
Onto Innovation, Inc.(b)	2,295	$613,247
Palantir Technologies, Inc., Class A(b)	16,258	3,030,166
Palo Alto Networks, Inc.(b)	31,720	12,121,164
Pegasystems, Inc.(c)	7,359	270,885
Procore Technologies, Inc.(b)(c)	7,198	451,459
PTC, Inc.(b)	6,653	1,036,138
Qnity Electronics, Inc.	16,201	1,934,885
QUALCOMM, Inc.	191,933	32,720,738
Rambus, Inc.(b)	9,635	835,258
Salesforce, Inc.	59,386	15,294,270
Sanmina Corp.(b)	1,430	281,310
ServiceNow, Inc.(b)	35,454	5,246,837
Skyworks Solutions, Inc.	18,953	1,270,041
Snowflake, Inc., Class A(b)	2,765	916,404
Teledyne Technologies, Inc.(b)	3,230	1,979,828
Teradyne, Inc.	19,122	6,689,449
Texas Instruments, Inc.	99,059	25,845,484
Trimble, Inc.(b)	5,225	313,187
Twilio, Inc., Class A(b)	6,927	1,632,209
Tyler Technologies, Inc.(b)	3,922	1,459,847
Ubiquiti, Inc.	525	309,761
Universal Display Corp.(c)	2,921	242,940
VeriSign, Inc.	24,701	7,120,804
Western Digital Corp.	46,536	20,966,795
Workday, Inc., Class A(b)	23,567	4,653,304
Zoom Communications, Inc., Class A(b)	23,142	2,237,369
		1,660,245,365
Materials-2.26%
Air Products and Chemicals, Inc.	3,589	1,110,652
Albemarle Corp.	2,916	393,572
Alcoa Corp.(c)	5,275	263,486
AngloGold Ashanti PLC (Australia)	52,083	5,849,963
AptarGroup, Inc.	2,501	329,182
Avery Dennison Corp.	2,672	465,222
Ball Corp.	10,646	670,379
CF Industries Holdings, Inc.	29,343	3,815,470
Coeur Mining, Inc.	21,845	453,939
Corteva, Inc.	166,533	14,093,688
CRH PLC	37,525	3,538,232
Crown Holdings, Inc.	3,657	425,638
Eagle Materials, Inc.	2,336	453,791
Ecolab, Inc.	8,619	2,440,901
Element Solutions, Inc.	7,301	259,477
Freeport-McMoRan, Inc.	66,815	5,060,568
Hecla Mining Co.(c)	51,536	1,024,020
International Flavors & Fragrances, Inc.	3,930	339,277
Linde PLC	34,480	16,880,718
Martin Marietta Materials, Inc.	1,731	897,870
NewMarket Corp.(c)	390	350,103
Newmont Corp.	220,146	27,751,605
Nucor Corp.	10,418	2,600,749
Packaging Corp. of America	2,557	598,185
PPG Industries, Inc.	4,568	512,393
Reliance, Inc.	6,567	2,522,056
Sherwin-Williams Co. (The)	9,903	3,355,235
Smurfit WestRock PLC	40,473	1,898,184
Solstice Advanced Materials, Inc.	18,645	1,181,907
Sonoco Products Co.(c)	10,157	560,159
Southern Copper Corp. (Mexico)(c)	19,564	4,086,333
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
August 31, 2026
	Shares	Value
Materials-(continued)
Steel Dynamics, Inc.	5,199	$1,209,391
Vulcan Materials Co.	11,210	3,021,992
		108,414,337
Real Estate-1.38%
American Tower Corp.	10,207	1,793,370
Brixmor Property Group, Inc.	9,632	278,268
Camden Property Trust	2,938	310,840
CBRE Group, Inc., Class A(b)	6,973	1,016,733
Crown Castle, Inc.	35,207	2,680,661
CubeSmart	11,374	451,775
Digital Realty Trust, Inc.	3,343	620,427
EastGroup Properties, Inc.	3,017	601,892
Equinix, Inc.	1,976	2,068,319
Equity LifeStyle Properties, Inc.(c)	24,328	1,543,612
Essex Property Trust, Inc.	3,313	937,446
Extra Space Storage, Inc.	2,991	422,030
Federal Realty Investment Trust	3,663	425,018
Fermi, Inc.(b)(c)	36,607	181,937
First Industrial Realty Trust, Inc.	5,496	340,092
Gaming and Leisure Properties, Inc.	26,082	1,097,270
Host Hotels & Resorts, Inc.	47,885	1,050,118
Jones Lang LaSalle, Inc.(b)	1,375	503,071
Lamar Advertising Co., Class A(c)	18,981	2,828,359
Mid-America Apartment Communities, Inc.	2,408	310,271
NNN REIT, Inc.(c)	5,890	266,228
Omega Healthcare Investors, Inc.	23,819	1,089,005
Prologis, Inc.	15,791	2,209,477
Public Storage	34,446	10,574,578
Regency Centers Corp.	5,575	416,843
SBA Communications Corp., Class A	19,799	3,755,078
Simon Property Group, Inc.	96,056	20,394,610
Sun Communities, Inc.	25,993	3,156,070
VICI Properties, Inc.	79,808	2,047,075
Vivmark Residential	38,701	2,520,983
Vornado Realty Trust(c)	7,086	264,875
		66,156,331
Utilities-1.22%
Alliant Energy Corp.	13,891	944,310
Ameren Corp.	14,479	1,534,919
American Electric Power Co., Inc.	19,351	2,369,143
American Water Works Co., Inc.	8,503	1,175,370
Atmos Energy Corp.	9,737	1,617,608
Brookfield Renewable Corp. (Canada)(c)	6,346	204,024
CenterPoint Energy, Inc.	27,997	1,108,681
CMS Energy Corp.	13,337	907,716
Consolidated Edison, Inc.	17,755	1,900,140
Constellation Energy Corp.	16,931	4,652,131
Dominion Energy, Inc.	30,009	1,980,894
DTE Energy Co.	12,575	1,705,547
Duke Energy Corp.	32,707	3,921,896
Edison International	20,073	1,083,541
	Shares	Value
Utilities-(continued)
Entergy Corp.	23,807	$2,530,922
Essential Utilities, Inc.	11,362	467,774
Evergy, Inc.	10,486	849,576
Eversource Energy	16,689	1,170,566
Exelon Corp.	36,485	1,595,124
FirstEnergy Corp.	26,615	1,220,564
IDACORP, Inc.(c)	2,273	309,492
National Fuel Gas Co.(c)	11,542	958,678
NextEra Energy, Inc.	82,223	6,770,242
NiSource, Inc.	22,582	924,055
NRG Energy, Inc.	7,436	818,852
OGE Energy Corp.(c)	12,452	568,185
PG&E Corp.	72,251	958,771
Pinnacle West Capital Corp.(c)	5,106	498,550
PPL Corp.	35,151	1,199,704
Public Service Enterprise Group, Inc.	27,818	2,039,894
Sempra	14,939	1,220,516
Southern Co. (The)	50,735	4,464,680
UGI Corp.	9,689	372,542
Vistra Corp.	12,042	1,654,209
WEC Energy Group, Inc.(c)	15,959	1,694,367
Xcel Energy, Inc.	16,417	1,242,603
		58,635,786
Total Common Stocks & Other Equity Interests (Cost $4,110,817,690)		4,793,187,617
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(f)(g) (Cost $2,473,000)	2,473,000	2,473,000
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $4,113,290,690)		4,795,660,617
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.14%
Invesco Private Government Fund, 3.73%(f)(g)(h)	16,586,929	16,586,929
Invesco Private Prime Fund, 3.82%(f)(g)(h)	37,806,480	37,814,041
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $54,399,720)		54,400,970
TOTAL INVESTMENTS IN SECURITIES-101.08% (Cost $4,167,690,410)		4,850,061,587
OTHER ASSETS LESS LIABILITIES-(1.08)%		(51,687,423)
NET ASSETS-100.00%		$4,798,374,164

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
August 31, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	All or a portion of this security was pledged as collateral in a segregated custody account. See Note 2J.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Invesco Ltd.	$-	$5,326,560	$(5,083,334)	$-	$(243,226)	$-	$45,767
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	282,600	67,376,007	(65,185,607)	-	-	2,473,000	44,754
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,790,373	447,817,406	(445,020,850)	-	-	16,586,929	1,069,166 *
Invesco Private Prime Fund	35,830,361	909,784,928	(907,788,045)	(1,055)	(12,148)	37,814,041	2,885,264 *
Total	$49,903,334	$1,430,304,901	$(1,423,077,836)	$(1,055)	$(255,374)	$56,873,970	$4,044,951

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.70%
Communication Services-1.62%
Anterix, Inc.(b)(c)	2,079	$188,960
Atlanta Braves Holdings, Inc., Series C(b)	559	27,715
Bumble, Inc., Class A(b)(c)	6,801	18,635
CarGurus, Inc.(b)(c)	39,061	1,392,915
Cars.com, Inc.(b)(c)	1,916	22,417
Cinemark Holdings, Inc.	2,207	78,591
Clear Channel Outdoor Holdings, Inc.(b)	10,367	24,570
CuriosityStream, Inc.	14,663	39,297
DoubleVerify Holdings, Inc.(b)(c)	9,015	120,801
Entravision Communications Corp., Class A(c)	36,542	291,971
EverQuote, Inc., Class A(b)(c)	5,356	136,257
Gogo, Inc.(b)	9,340	23,537
Ibotta, Inc., Class A(b)(c)	1,521	56,596
IMAX Corp.(b)(c)	5,184	265,421
John Wiley & Sons, Inc., Class A(c)	307	16,084
Lumen Technologies, Inc.(b)	5,403	33,769
Madison Square Garden Entertainment Corp.(b)	497	38,612
Magnite, Inc.(b)	1,782	41,859
Marcus Corp. (The)(c)	1,113	31,643
MediaAlpha, Inc., Class A(b)	8,644	109,087
Nextdoor Holdings, Inc.(b)	35,958	80,905
Nexxen International Ltd. (Israel)(b)	3,720	36,270
PubMatic, Inc., Class A(b)(c)	4,313	71,725
QuinStreet, Inc.(b)	22,004	427,758
Sphere Entertainment Co.(b)(c)	2,123	289,365
Spok Holdings, Inc.	3,159	33,201
Stagwell, Inc.(b)(c)	3,273	28,410
Taboola.com Ltd. (Israel)(b)	40,359	150,539
TechTarget, Inc.(b)(c)	5,444	21,068
Telephone and Data Systems, Inc.(c)	786	26,472
TripAdvisor, Inc.(b)(c)	2,924	27,836
USA TODAY Co., Inc.(b)(c)	3,499	22,009
Webtoon Entertainment, Inc. (South Korea)(b)(c)	9,603	101,216
Yelp, Inc.(b)(c)	9,406	210,224
Ziff Davis, Inc.(b)(c)	1,250	68,938
		4,554,673
Consumer Discretionary-9.85%
1stdibs.com, Inc.(b)	4,398	19,219
Abercrombie & Fitch Co., Class A(b)(c)	5,876	840,738
Academy Sports & Outdoors, Inc.(c)	4,393	188,723
Accel Entertainment, Inc.(b)	1,579	18,380
Acushnet Holdings Corp.	625	53,994
Adient PLC(b)	1,730	32,818
American Eagle Outfitters, Inc.(c)	29,898	497,204
American Public Education, Inc.(b)(c)	4,891	223,274
Arhaus, Inc.(c)	2,427	21,139
BJ’s Restaurants, Inc.(b)(c)	3,824	243,168
Bloomin’ Brands, Inc.(c)	2,652	27,316
Bob’s Discount Furniture, Inc.(b)(c)	3,358	56,515
Boot Barn Holdings, Inc.(b)	3,565	536,996
Brightstar Lottery PLC(c)	2,601	29,313
Brinker International, Inc.(b)(c)(d)	15,164	3,464,974
Buckle, Inc. (The)(c)	8,549	364,187
Capri Holdings Ltd.(b)	19,880	263,410
	Shares	Value
Consumer Discretionary-(continued)
Carter’s, Inc.	378	$12,243
Cavco Industries, Inc.(b)(c)	1,942	1,085,830
Champion Homes, Inc.(b)	15,209	1,357,707
Cheesecake Factory, Inc. (The)(c)	1,991	217,995
Citi Trends, Inc.(b)(c)	1,291	87,872
Coursera, Inc.(b)(c)	17,745	115,697
Covista, Inc.(b)(c)	4,228	559,491
Cracker Barrel Old Country Store, Inc.	420	23,201
Cricut, Inc., Class A(c)	15,896	93,786
Dorman Products, Inc.(b)(c)	676	87,103
El Pollo Loco Holdings, Inc.(b)	3,190	48,711
Envela Corp.(b)	2,063	28,469
Escalade, Inc.(c)	1,357	27,357
Ethan Allen Interiors, Inc.	2,181	51,581
Figs, Inc., Class A(b)(c)	15,386	236,021
First Watch Restaurant Group, Inc.(b)(c)	1,693	21,467
Flexsteel Industries, Inc.(c)	1,166	92,744
Fox Factory Holding Corp.(b)(c)	7,421	151,611
Frontdoor, Inc.(b)(c)	13,081	1,057,861
Garrett Motion, Inc. (Switzerland)	27,792	748,994
Genesco, Inc.(b)	1,460	48,866
Genius Sports Ltd. (United Kingdom)(b)(c)	4,303	31,928
GigaCloud Technology, Inc., Class A(b)(c)	5,835	283,173
G-III Apparel Group Ltd.(c)	1,689	55,045
Graham Holdings Co., Class B	39	44,027
Green Brick Partners, Inc.(b)	533	38,493
Group 1 Automotive, Inc.	597	160,915
Harley-Davidson, Inc.(c)	12,416	342,682
Haverty Furniture Cos., Inc.	2,508	68,393
Helen of Troy Ltd.(b)(c)	1,926	57,973
Hilton Grand Vacations, Inc.(b)(c)	532	22,562
Installed Building Products, Inc.(c)	2,005	486,874
Johnson Outdoors, Inc., Class A(c)	1,421	63,945
KB Home	320	17,056
Kohl’s Corp.	2,181	38,865
Laureate Education, Inc., Class A(b)(c)	15,711	589,634
La-Z-Boy, Inc.	5,456	172,628
LCI Industries	1,166	117,335
Legacy Housing Corp.(b)(c)	921	25,908
Life Time Group Holdings, Inc.(b)	7,580	318,512
Lincoln Educational Services Corp.(b)(c)	6,365	160,143
Lindblad Expeditions Holdings, Inc.(b)	2,539	67,436
Lovesac Co. (The)(b)(c)	1,370	21,365
M/I Homes, Inc.(b)(c)	118	17,560
Malibu Boats, Inc., Class A(b)(c)	1,737	46,830
Marriott Vacations Worldwide Corp.(c)	325	33,885
MasterCraft Boat Holdings, Inc.(b)(c)	3,252	75,707
Monarch Casino & Resort, Inc.	4,467	538,050
Movado Group, Inc.	3,686	124,329
Nathan’s Famous, Inc.(c)	469	45,896
National Vision Holdings, Inc.(b)(c)	4,841	82,684
OneSpaWorld Holdings Ltd. (Bahamas)(c)	46,637	1,157,997
Oxford Industries, Inc.(c)	1,331	50,964
Papa John’s International, Inc.(c)	1,754	41,184
Patrick Industries, Inc.(c)	1,072	87,604
PENN Entertainment, Inc.(b)	1,931	32,267
Perdoceo Education Corp.	24,309	808,031
Phinia, Inc.	1,114	76,242
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2026
	Shares	Value
Consumer Discretionary-(continued)
Phoenix Education Partners, Inc.(c)	3,598	$104,738
Polaris, Inc.	14,425	930,990
Pursuit Attractions and Hospitality, Inc.(b)(c)	1,108	53,184
RealReal, Inc. (The)(b)(c)	9,764	99,983
Red Rock Resorts, Inc., Class A	756	42,457
Revolve Group, Inc.(b)(c)	2,260	50,217
RH(b)(c)	95	14,169
Rush Street Interactive, Inc.(b)(c)	6,500	167,440
Sally Beauty Holdings, Inc.(b)(c)	1,479	24,226
Shake Shack, Inc., Class A(b)	2,010	138,469
Signet Jewelers Ltd.(c)	3,916	322,209
Six Flags Entertainment Corp.(b)(c)	2,966	44,638
Solid Power, Inc.(b)(c)	8,983	20,930
Sonic Automotive, Inc., Class A	509	40,033
Sonos, Inc.(b)(c)	39,421	614,968
Standard Motor Products, Inc.	721	27,196
Strategic Education, Inc.	3,737	309,573
Strattec Security Corp.(b)(c)	655	45,942
Stride, Inc.(b)(c)	4,212	365,138
Sturm, Ruger & Co., Inc.(c)	6,954	264,043
Super Group (SGHC) Ltd. (Guernsey)(c)	122,287	1,655,766
Sweetgreen, Inc., Class A(b)(c)	5,674	39,491
Target Hospitality Corp.(b)(c)	2,730	50,560
ThredUp, Inc., Class A(b)	12,954	34,846
Universal Technical Institute, Inc.(b)(c)	6,998	147,868
Urban Outfitters, Inc.(b)(c)	7,728	623,572
Versigent PLC(b)	9,597	454,898
Victoria’s Secret & Co.(b)	2,577	220,102
Visteon Corp.	122	12,422
Warby Parker, Inc., Class A(b)(c)	19,012	467,695
Weyco Group, Inc.(c)	1,334	59,723
Winmark Corp.(c)	2,092	696,050
Wolverine World Wide, Inc.(c)	1,896	37,408
XPEL, Inc.(b)(c)	567	27,930
Zumiez, Inc.(b)(c)	3,531	63,205
		27,712,176
Consumer Staples-2.14%
Alico, Inc.(c)	1,619	64,323
Andersons, Inc. (The)	4,785	310,403
BellRing Brands, Inc.(b)	15,735	169,466
Boston Beer Co., Inc. (The), Class A(b)(c)	1,393	247,689
Cal-Maine Foods, Inc.(c)	17,923	1,414,483
Central Garden & Pet Co., Class A(b)	933	34,717
Chefs’ Warehouse, Inc. (The)(b)(c)	380	42,739
Del Monte Corp.	3,604	114,175
Dole PLC	3,715	51,453
Grocery Outlet Holding Corp.(b)(c)	3,810	45,529
Honest Co., Inc. (The)(b)(c)	12,879	73,668
Interparfums, Inc.	838	98,406
J&J Snack Foods Corp.	1,175	103,611
Marzetti Co. (The)	1,352	152,303
Mission Produce, Inc.(b)(c)	7,530	95,782
National Beverage Corp.(c)	11,800	373,234
Natural Grocers by Vitamin Cottage, Inc.	1,605	43,929
Nature’s Sunshine Products, Inc.(b)	2,200	31,130
Oil-Dri Corp.of America	1,966	176,901
PriceSmart, Inc.(c)	2,635	447,976
Seneca Foods Corp., Class A(b)	2,047	405,900
Simply Good Foods Co. (The)(b)(c)	2,812	32,197
	Shares	Value
Consumer Staples-(continued)
Spectrum Brands Holdings, Inc.	1,033	$89,158
United Natural Foods, Inc.(b)(c)	3,289	144,256
Universal Corp.(c)	265	12,057
USANA Health Sciences, Inc.(b)	1,195	17,041
Village Super Market, Inc., Class A(c)	1,168	50,551
Vita Coco Co., Inc. (The)(b)(c)	6,558	385,053
WD-40 Co.	2,547	545,440
Weis Markets, Inc.	3,193	226,863
Westrock Coffee Co.(b)(c)	4,551	35,452
		6,035,885
Energy-4.19%
Amplify Energy Corp., Class C(b)(c)	10,535	51,832
Archrock, Inc.(c)	6,483	204,344
BKV Corp. (Thailand)(b)(c)	936	22,614
Cactus, Inc., Class A	5,784	406,731
California Resources Corp.	5,324	282,332
Calumet, Inc.(b)(c)	1,017	50,576
Centrus Energy Corp., Class A(b)(c)	146	25,024
Clean Energy Fuels Corp.(b)	12,368	19,665
CNX Resources Corp.(b)(c)	6,903	251,131
Core Laboratories, Inc.(c)	3,578	44,475
Crescent Energy Co., Class A	2,028	27,763
CVR Energy, Inc.(c)	457	19,130
DHT Holdings, Inc.	9,295	182,182
Dorian LPG Ltd.	3,733	186,799
Expro Ltd.(b)(c)	8,612	156,050
FLEX LNG Ltd. (Norway)(b)(c)	753	23,840
Flowco Holdings, Inc.(c)	2,904	63,714
Forum Energy Technologies, Inc.(b)(c)	809	66,314
Golar LNG Ltd. (Cameroon)(c)	7,513	386,844
Granite Ridge Resources, Inc.(c)	3,542	17,816
Green Plains, Inc.(b)(c)	1,063	15,360
Gulfport Energy Corp.(b)(c)	3,712	666,119
Helix Energy Solutions Group, Inc.(b)	2,680	27,604
Helmerich & Payne, Inc.	4,083	177,937
Innovex International, Inc.(b)	28,335	869,035
International Seaways, Inc.	3,580	353,131
Kinetik Holdings, Inc., Class A	1,164	63,822
Kodiak Gas Services, Inc.	5,252	308,660
Liberty Energy, Inc., Class A	3,565	70,266
Magnolia Oil & Gas Corp., Class A	27,429	736,469
Murphy Oil Corp.	9,602	349,705
Nabors Industries Ltd.(b)	728	68,170
National Energy Services Reunited Corp.(b)(c)	6,117	214,768
Navigator Holdings Ltd.	1,270	28,080
Noble Corp. PLC	11,916	546,110
Northern Oil and Gas, Inc.(c)	3,252	84,585
Oceaneering International, Inc.(b)(c)	6,740	348,862
Oil States International, Inc.(b)(c)	10,663	94,048
Par Pacific Holdings, Inc.(b)(c)	287	22,937
Patterson-UTI Energy, Inc.	20,374	257,527
Peabody Energy Corp.	8,774	260,500
ProPetro Holding Corp.(b)(c)	1,783	20,255
REX American Resources Corp.(b)(c)	2,909	119,502
Riley Exploration Permian, Inc.(c)	640	24,979
RPC, Inc.(c)	14,088	91,995
SandRidge Energy, Inc.	5,452	76,982
Scorpio Tankers, Inc. (Monaco)	4,941	389,647
Seadrill Ltd. (Norway)(b)	427	20,804
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2026
	Shares	Value
Energy-(continued)
SFL Corp. Ltd. (Norway)	1,712	$21,314
SM Energy Co.	20,061	745,868
Smart Sand, Inc.	8,152	42,961
Solaris Energy Infrastructure, Inc., Class B(c)	1,690	85,801
Talos Energy, Inc.(b)	9,605	165,782
Teekay Corp. Ltd. (Bermuda)(c)	2,265	29,807
Teekay Tankers Ltd., Class A (Canada)	2,000	179,280
TETRA Technologies, Inc.(b)(c)	1,678	11,578
Tidewater, Inc.(b)(c)	4,793	446,324
Transocean Ltd.(b)	40,935	237,832
Uranium Energy Corp.(b)(c)	60,207	736,934
VAALCO Energy, Inc.(c)	2,945	17,493
Valaris Ltd.(b)	2,522	217,825
Vitesse Energy, Inc.	1,194	20,883
World Kinect Corp.(c)	873	31,210
		11,787,927
Financials-30.63%
1st Source Corp.(c)	2,036	174,343
Abacus Global Management, Inc.(c)	9,526	91,450
Acacia Research Corp.(b)(c)	12,492	55,464
Acadian Asset Management, Inc.	25,900	2,439,780
ACNB Corp.	1,097	71,294
Adamas Trust, Inc.(c)	9,027	87,923
Alerus Financial Corp.(c)	1,941	63,859
Amalgamated Financial Corp.	1,955	93,977
Amerant Bancorp, Inc.	2,664	76,483
American Coastal Insurance Corp.(c)	5,598	53,013
American Integrity Insurance Group, Inc.	3,247	84,422
Ameris Bancorp	8,405	708,121
AMERISAFE, Inc.	2,858	74,422
Ames National Corp.	1,039	32,718
Angel Oak Mortgage REIT, Inc.(c)	3,521	29,224
Arbor Realty Trust, Inc.(c)	8,645	43,311
Ares Commercial Real Estate Corp.(c)	3,338	15,255
ARMOUR Residential REIT, Inc.(c)	15,004	243,365
Arrow Financial Corp.	1,799	67,894
Artisan Partners Asset Management, Inc., Class A(c)	26,414	1,124,444
Associated Banc-Corp	12,445	380,941
Ategrity Specialty Holdings LLC(b)(c)	1,850	48,599
Atlantic Union Bankshares Corp., Class B(c)	10,787	435,040
Avidbank Holdings, Inc.(b)	603	18,958
Avidia Bancorp, Inc.	1,307	28,950
Axos Financial, Inc.(b)(c)	5,996	580,353
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	2,541	78,390
Banc of California, Inc.	13,572	252,711
BancFirst Corp.(c)	2,042	223,027
Bancorp, Inc. (The)(b)	4,748	308,620
Bank First Corp.(c)	1,416	213,335
Bank of Hawaii Corp.	3,574	271,374
Bank of Marin Bancorp(c)	879	23,364
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	4,667	274,793
Bank7 Corp.(c)	534	27,426
BankUnited, Inc.	6,523	297,449
Bankwell Financial Group, Inc.	663	43,586
Banner Corp.	2,807	196,883
Bar Harbor Bankshares	1,477	57,943
	Shares	Value
Financials-(continued)
BayCom Corp.	878	$26,191
Beacon Financial Corp.	6,891	213,966
BGC Group, Inc., Class A	76,139	914,429
Blackstone Mortgage Trust, Inc., Class A(c)	11,381	158,196
Bladex, Inc., Class E (Panama)	3,522	189,906
Blue Ridge Bankshares, Inc.	5,203	20,292
Bowhead Specialty Holdings, Inc.(b)	1,572	52,693
BRC Group Holdings, Inc.(b)(c)	11,484	79,469
Bread Financial Holdings, Inc.	5,438	568,108
Bridgewater Bancshares, Inc.(b)(c)	1,885	39,717
BrightSpire Capital, Inc.(c)	6,362	30,219
Burford Capital Ltd.	9,905	41,106
Burke & Herbert Financial Services Corp.	1,285	91,633
Business First Bancshares, Inc.(c)	2,802	86,918
BV Financial, Inc.(b)	794	16,865
Byline Bancorp, Inc.(c)	3,359	127,373
C&F Financial Corp.	253	23,025
California BanCorp	3,110	66,181
Camden National Corp.(c)	1,648	93,079
Capital Bancorp, Inc.	957	34,586
Capital City Bank Group, Inc.	1,483	74,862
Capitol Federal Financial, Inc.(c)	11,894	102,407
Carter Bankshares, Inc.	2,336	72,977
Cathay General Bancorp	7,108	435,081
CB Financial Services, Inc.	380	14,201
Central Pacific Financial Corp.	2,524	93,943
Chemung Financial Corp.	358	29,023
Chicago Atlantic Real Estate Finance, Inc.(c)	5,534	60,210
Chimera Investment Corp.	11,659	133,612
ChoiceOne Financial Services, Inc.	1,218	40,450
Citizens & Northern Corp.(c)	1,483	37,579
Citizens Community Bancorp, Inc.	1,006	20,955
Citizens Financial Services, Inc.	378	30,368
Citizens, Inc.(b)	4,052	15,235
City Holding Co.(c)	1,678	239,870
Civista Bancshares, Inc.(c)	1,857	50,102
CNB Financial Corp.	2,957	100,006
CNO Financial Group, Inc.	6,905	378,325
Coastal Financial Corp.(b)	758	35,709
CoastalSouth Bancshares, Inc.	667	18,282
Cohen & Steers, Inc.	16,453	1,327,263
Colony Bankcorp, Inc.	2,301	48,666
Columbia Financial, Inc.	9,102	105,765
Commercial Bancgroup, Inc.	1,092	36,888
Community Bancorp.	772	31,251
Community Financial System, Inc.	5,284	331,571
Community Trust Bancorp, Inc.(c)	1,905	145,028
Community West Bancshares, Class B(c)	2,591	67,185
ConnectOne Bancorp, Inc.	4,559	143,335
Crawford & Co., Class A(c)	1,615	21,189
Customers Bancorp, Inc.(b)	2,614	204,362
CVB Financial Corp.(c)	17,852	395,779
Dave, Inc.(b)(c)	3,015	1,083,953
DigitalBridge Group, Inc.(c)	51,662	821,942
Dime Community Bancshares, Inc., Class B(c)	3,740	151,096
Dlocal Ltd. (Uruguay)(c)	34,815	516,306
Donegal Group, Inc., Class A	2,115	40,439
Donnelley Financial Solutions, Inc.(b)(c)	2,559	123,600
Dynex Capital, Inc.(c)	34,084	439,343
Eagle Bancorp Montana, Inc.	646	14,438
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2026
	Shares	Value
Financials-(continued)
Eagle Bancorp, Inc.(c)	1,770	$48,303
Eagle Financial Services, Inc.(c)	389	16,070
Eastern Bankshares, Inc.	19,409	426,222
Ellington Financial, Inc.	38,820	519,412
Employers Holdings, Inc.(c)	1,079	52,968
Enact Holdings, Inc.	11,243	541,913
Encore Capital Group, Inc.(b)(c)	6,859	665,392
Enova International, Inc.(b)	6,431	1,458,036
Enterprise Financial Services Corp.	3,351	211,884
Equity Bancshares, Inc., Class A(c)	1,436	70,881
Esquire Financial Holdings, Inc.	1,115	124,568
Essent Group Ltd.	30,000	2,026,800
Exzeo Group, Inc.(b)	4,579	76,836
F&G Annuities & Life, Inc.(c)	1,564	37,223
Farmers & Merchants Bancorp, Inc.	1,196	40,604
Farmers National Banc Corp.	5,363	83,716
FB Bancorp, Inc.(b)	1,463	22,940
FB Financial Corp.	4,178	237,979
Federal Agricultural Mortgage Corp., Class C(c)	612	134,579
Fidelis Insurance Holdings Ltd. (United Kingdom)	7,351	179,438
Fidelity D&D Bancorp, Inc.	402	21,535
Financial Institutions, Inc.	2,246	91,008
Finwise Bancorp(b)	1,150	15,991
First Bancorp	17,338	483,383
First Bancorp, Inc. (The)	979	33,541
First Bancorp/Southern Pines NC(c)	4,486	284,547
First Bank	1,652	29,406
First Busey Corp.(c)	7,426	223,523
First Business Financial Services, Inc.(c)	715	49,957
First Capital, Inc.	340	21,124
First Commonwealth Financial Corp.(c)	10,220	211,554
First Community Bankshares, Inc.(c)	1,839	89,173
First Community Corp.	896	29,658
First Financial Bancorp	11,223	366,206
First Financial Bankshares, Inc.	13,281	441,328
First Financial Corp.	1,256	98,320
First Interstate BancSystem, Inc., Class A	9,383	345,388
First Merchants Corp.	5,712	236,877
First Mid Bancshares, Inc.(c)	2,354	117,135
First National Corp.	805	24,593
First Northern Community Bancorp(b)	2,417	40,291
First United Corp.	631	27,070
First Western Financial, Inc.(b)(c)	774	23,971
FirstCash Holdings, Inc.(c)(d)	19,420	4,165,007
FirstSun Capital Bancorp(b)(c)	2,196	87,862
Five Star Bancorp	2,094	95,947
Flagstar Bank N.A	21,184	281,959
Flywire Corp.(b)(c)	15,636	295,364
Franklin BSP Realty Trust, Inc.(c)	5,245	43,901
Franklin Financial Services Corp.	478	29,612
FS Bancorp, Inc.(c)	469	19,839
Fulton Financial Corp.(c)	19,495	457,353
FVCBankcorp, Inc.	1,640	29,946
GBank Financial Holdings, Inc.(b)	837	16,380
GCM Grosvenor, Inc., Class A	13,069	180,221
Genworth Financial, Inc., Class A(b)	21,982	218,501
German American Bancorp, Inc.(c)	4,003	197,428
Glacier Bancorp, Inc.(c)	12,082	559,517
	Shares	Value
Financials-(continued)
Goosehead Insurance, Inc., Class A(b)(c)	4,598	$315,653
Great Southern Bancorp, Inc.	788	61,677
Green Dot Corp., Class A(b)	7,419	98,598
Greene County Bancorp, Inc.	655	22,525
Greenlight Capital Re Ltd., Class A(b)	4,018	60,913
HA Sustainable Infrastructure Capital, Inc.(c)	30,305	1,198,563
Hamilton Insurance Group Ltd., Class B (Bermuda)(c)	15,094	530,705
Hancock Whitney Corp.	8,431	628,025
Hanmi Financial Corp.	2,549	79,019
Happen, Inc.(b)	34,215	601,500
Hawthorn Bancshares, Inc.	568	22,101
HBT Financial, Inc.	1,793	63,616
HCI Group, Inc.	3,967	736,791
Heritage Financial Corp.(c)	3,958	113,080
Heritage Insurance Holdings, Inc.(b)	5,350	179,867
Hilltop Holdings, Inc.(c)	4,213	160,305
Hingham Institution for Savings (The)(c)	159	45,835
Hippo Holdings, Inc.(b)	2,291	75,305
Home Bancorp, Inc.(c)	731	50,066
Home BancShares, Inc.	20,256	596,742
HomeTrust Bancshares, Inc.	1,749	81,224
Hope Bancorp, Inc.(c)	9,380	129,350
Horace Mann Educators Corp.(c)	2,960	150,634
Horizon Bancorp, Inc.	2,172	42,180
Independent Bank Corp.(c)	4,911	398,675
Independent Bank Corp.	1,775	64,770
International Bancshares Corp.(c)	7,566	530,831
Invesco Mortgage Capital, Inc.(e)	9,195	67,215
Investar Holding Corp.	1,553	46,792
Investors Title Co.	604	177,818
Isabella Bank Corp.(c)	555	21,223
Jackson Financial, Inc., Class A	3,615	482,349
Jefferson Capital, Inc.	7,666	159,529
John Marshall Bancorp, Inc.	1,267	28,938
Kearny Financial Corp.	5,108	50,416
Kemper Corp.	2,313	65,180
Kingstone Cos., Inc.	2,863	56,258
Ladder Capital Corp.(c)	10,848	106,310
Lakeland Financial Corp.	2,473	146,130
LCNB Corp.	1,128	21,804
LendingTree, Inc.(b)	3,339	93,626
Live Oak Bancshares, Inc.	3,001	118,209
Marex Group Ltd. (Bermuda)	6,043	437,997
Marqeta, Inc., Class A(b)	24,271	398,530
Mechanics Bancorp(c)	4,273	67,257
Mercantile Bank Corp.	1,811	108,225
Merchants Bancorp	3,799	199,979
Mercury General Corp.	8,164	832,401
Meridian Corp.	922	17,767
MetroCity Bankshares, Inc.(c)	2,835	98,715
Metropolitan Bank Holding Corp.	1,027	93,231
MFA Financial, Inc.(c)	9,171	80,888
Mid Penn Bancorp, Inc.(c)	1,924	70,053
Midland States Bancorp, Inc.(c)	1,026	33,642
Moelis & Co., Class A(c)	37,281	2,537,718
MVB Financial Corp.	1,118	33,842
National Bank Holdings Corp., Class A	4,151	171,395
National Bankshares, Inc.	644	26,533
Navient Corp.	1,857	17,660
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2026
	Shares	Value
Financials-(continued)
NB Bancorp, Inc.	3,678	$82,130
NBT Bancorp, Inc.	4,711	242,240
NCR Atleos Corp.(b)	833	38,251
Nelnet, Inc., Class A	2,217	277,724
Neptune Insurance Holdings, Inc., Class A(b)	27,696	922,554
NerdWallet, Inc., Class A(b)(c)	7,227	71,403
NewtekOne, Inc.(c)	8,310	97,975
Nicolet Bankshares, Inc.	2,493	422,165
NMI Holdings, Inc., Class A(b)(c)	24,525	1,087,684
Northeast Bank	1,213	153,020
Northeast Community Bancorp, Inc.	1,356	35,731
Northpointe Bancshares, Inc.(c)	2,267	38,516
Northrim BanCorp, Inc.	2,187	55,922
Northwest Bancshares, Inc.(c)	13,004	198,831
Norwood Financial Corp.	922	31,495
Oak Valley Bancorp	728	24,453
OceanFirst Financial Corp.	6,660	125,474
Octave Specialty Group, Inc.(b)	5,388	23,492
OFG Bancorp	4,288	223,190
Ohio Valley Banc Corp.(c)	456	20,853
Old National Bancorp	32,054	819,941
Old Second Bancorp, Inc.	5,126	128,560
Onity Group, Inc.(b)(c)	435	14,894
OP Bancorp	986	14,800
OppFi, Inc.(b)	2,202	15,260
Orange County Bancorp, Inc.(c)	1,547	58,709
Orchid Island Capital, Inc.	23,369	154,002
Origin Bancorp, Inc.	2,834	150,570
Orrstown Financial Services, Inc.(c)	1,933	80,606
Pagseguro Digital Ltd., Class A (Brazil)(c)	12,925	116,583
Palomar Holdings, Inc.	5,659	750,214
Park National Corp.(c)	1,969	384,526
Parke Bancorp, Inc.	1,408	47,520
Pathward Financial, Inc.	2,415	196,726
Patria Investments Ltd., Class A (Cayman Islands)(c)	14,626	165,859
Paymentus Holdings, Inc., Class A(b)(c)	28,788	1,024,853
Payoneer Global, Inc.(b)	19,387	137,842
Paysign, Inc.(b)	6,651	82,871
PCB Bancorp	1,014	27,713
Peapack-Gladstone Financial Corp.(c)	1,603	71,558
PennyMac Financial Services, Inc.	6,118	447,287
PennyMac Mortgage Investment Trust(c)	11,835	110,302
Peoples Bancorp of North Carolina, Inc.	524	22,899
Peoples Bancorp, Inc.(c)	3,246	127,795
Peoples Financial Services Corp.	873	59,949
Perella Weinberg Partners	15,573	258,979
Pioneer Bancorp, Inc.(b)	1,161	20,271
Piper Sandler Cos.	34,780	2,610,587
PJT Partners, Inc., Class A	9,137	1,648,223
Plumas Bancorp	755	46,229
Ponce Financial Group, Inc.(b)	1,914	38,816
Porch Group, Inc.(b)	2,200	37,378
Preferred Bank(c)	1,193	122,199
Primis Financial Corp.	2,611	41,515
Princeton Bancorp, Inc.	428	18,070
PROG Holdings, Inc.	1,091	41,600
Provident Financial Services, Inc.	12,891	301,649
QCR Holdings, Inc.(c)	1,637	162,832
Radian Group, Inc.	42,233	1,514,475
	Shares	Value
Financials-(continued)
RBB Bancorp	1,460	$37,887
Red River Bancshares, Inc.	688	68,827
Redwood Trust, Inc.(c)	18,697	86,380
Regional Management Corp.(c)	937	30,068
Remitly Global, Inc.(b)(c)	18,245	487,871
Renasant Corp.	8,237	336,976
Republic Bancorp, Inc., Class A(c)	958	89,583
Ridgepost Capital, Inc., Class A	7,610	65,446
S&T Bancorp, Inc.(c)	3,975	196,683
Safety Insurance Group, Inc.	2,162	224,286
Seacoast Banking Corp. of Florida(c)	9,111	309,364
Security National Financial Corp., Class A(b)(c)	1,492	12,980
Selective Insurance Group, Inc.	7,997	730,046
ServisFirst Bancshares, Inc.(c)	10,478	450,973
Seven Hills Realty Trust(c)	1,953	14,784
Sezzle, Inc.(b)(c)	3,694	445,312
Shore Bancshares, Inc.	2,982	68,467
Sierra Bancorp	1,313	52,021
Simmons First National Corp., Class A(c)	6,085	137,399
SiriusPoint Ltd.(b)(c)	17,352	419,745
Skyward Specialty Insurance Group, Inc.(b)	5,258	301,862
Slide Insurance Holdings, Inc.	17,875	415,594
SmartFinancial, Inc.	1,458	73,702
South Plains Financial, Inc.	1,523	66,403
Southern First Bancshares, Inc.(b)	985	60,430
Southern Missouri Bancorp, Inc.(c)	997	73,369
Southside Bancshares, Inc.	2,443	77,101
SR Bancorp, Inc.	732	14,267
Stewart Information Services Corp.(c)	4,818	330,756
Stock Yards Bancorp, Inc.(c)	2,511	198,896
StoneX Group, Inc.(b)(c)	10,833	741,844
Texas Capital Bancshares, Inc.	4,193	407,476
Third Coast Bancshares, Inc.(b)(c)	1,484	66,186
Timberland Bancorp, Inc.(c)	861	39,253
Tiptree, Inc.	1,140	21,113
Tompkins Financial Corp.(c)	1,937	188,121
Towne Bank(c)	7,822	289,727
TPG Mortgage Investment Trust, Inc.	1,812	12,195
TPG RE Finance Trust, Inc.(c)	6,641	51,335
TriCo Bancshares(c)	3,186	170,069
Triumph Financial, Inc.(b)(c)	1,871	133,309
Trupanion, Inc.(b)(c)	1,598	46,582
TrustCo Bank Corp.	2,116	120,019
Trustmark Corp.(c)	5,676	260,642
UMB Financial Corp.	7,091	1,004,298
United Bankshares, Inc.	15,616	735,982
United Community Banks, Inc.	11,326	394,598
United Fire Group, Inc.	4,012	216,126
Unity Bancorp, Inc.	937	54,374
Universal Insurance Holdings, Inc.	7,325	314,828
Univest Financial Corp.(c)	2,817	116,962
Upstart Holdings, Inc.(b)(c)	4,235	121,460
USCB Financial Holdings, Inc., Class A	1,004	22,329
Valley National Bancorp(c)	55,010	750,336
Velocity Financial, Inc.(b)(c)	1,128	20,248
Victory Capital Holdings, Inc., Class A	21,696	2,560,345
Virginia National Bankshares Corp.(c)	456	21,113
Virtus Investment Partners, Inc.	844	139,682
WaFd, Inc.	6,397	228,757
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2026
	Shares	Value
Financials-(continued)
Walker & Dunlop, Inc.	7,034	$285,088
Washington Trust Bancorp, Inc.(c)	1,603	62,725
Waterstone Financial, Inc.	1,633	34,228
WesBanco, Inc.	8,433	337,404
West Bancorporation, Inc.(c)	1,333	37,657
Westamerica Bancorporation(c)	3,017	175,137
Western New England Bancorp, Inc.	1,827	25,103
Westwood Holdings Group, Inc.	1,546	29,946
WisdomTree, Inc.	84,952	2,043,945
World Acceptance Corp.(b)(c)	630	115,800
WSFS Financial Corp.	6,258	484,682
		86,171,679
Health Care-14.66%
10X Genomics, Inc., Class A(b)(c)	10,420	650,729
4D Molecular Therapeutics, Inc.(b)(c)	7,601	107,250
Acadia Healthcare Co., Inc.(b)(c)	1,881	51,840
Acadia Pharmaceuticals, Inc.(b)	4,033	116,594
Aclaris Therapeutics, Inc.(b)	8,224	49,755
Adaptive Biotechnologies Corp.(b)	1,203	29,979
Addus HomeCare Corp.(b)	3,203	367,288
Agios Pharmaceuticals, Inc.(b)	17,290	582,327
Aktis Oncology, Inc.(b)	3,279	84,959
Alignment Healthcare, Inc.(b)(c)	42,834	573,976
Alkermes PLC(b)(c)	40,826	1,918,414
Allogene Therapeutics, Inc.(b)	27,987	55,974
AMN Healthcare Services, Inc.(b)(c)	1,162	39,833
Amneal Pharmaceuticals, Inc.(b)	2,756	48,147
AnaptysBio, Inc.(b)(c)	24,348	1,388,566
ANI Pharmaceuticals, Inc.(b)(c)	1,609	117,859
Anika Therapeutics, Inc.(b)	1,345	28,070
Annexon, Inc.(b)(c)	37,506	185,280
Arcutis Biotherapeutics, Inc.(b)	5,598	134,184
Atea Pharmaceuticals, Inc.(b)(c)	129,527	692,969
AtriCure, Inc.(b)	4,316	208,679
Atrium Therapeutics, Inc.(b)	4,415	58,808
Aurinia Pharmaceuticals, Inc. (Canada)(b)	58,600	944,046
Avalyn Pharma, Inc.(b)	2,423	84,151
Azenta, Inc.(b)(c)	1,492	48,714
Beam Therapeutics, Inc.(b)(c)	844	24,839
BioCryst Pharmaceuticals, Inc.(b)(c)	73,450	712,465
BioLife Solutions, Inc.(b)	995	36,885
Black Diamond Therapeutics, Inc.(b)(c)	9,664	20,294
BrightSpring Health Services, Inc.(b)	8,274	483,202
Brookdale Senior Living, Inc.(b)	2,431	28,662
Butterfly Network, Inc.(b)(c)	8,607	67,909
CAMP4 Therapeutics Corp.(b)(c)	5,236	20,735
CareDx, Inc.(b)	19,058	954,996
Caribou Biosciences, Inc.(b)	165,499	254,868
Castle Biosciences, Inc.(b)(c)	939	31,015
Celldex Therapeutics, Inc.(b)(c)	8,106	321,241
Century Therapeutics, Inc.(b)(c)	222,113	455,332
Clover Health Investments Corp.(b)(c)	159,101	660,269
Collegium Pharmaceutical, Inc.(b)(c)	2,502	61,574
Concentra Group Holdings Parent, Inc.	824	27,802
CorMedix, Inc.(b)(c)	1,934	15,975
CorVel Corp.(b)	1,070	73,702
Crinetics Pharmaceuticals, Inc.(b)	2,909	247,120
CRISPR Therapeutics AG (Switzerland)(b)(c)	1,736	98,917
Cullinan Therapeutics, Inc.(b)(c)	15,073	332,661
	Shares	Value
Health Care-(continued)
Damora Therapeutics, Inc.(b)	2,758	$77,720
Delcath Systems, Inc.(b)(c)	2,388	39,307
Design Therapeutics, Inc.(b)(c)	1,545	23,314
Eikon Therapeutics, Inc.(b)	39,229	410,335
Electromed, Inc.(b)	4,500	125,865
Eledon Pharmaceuticals, Inc.(b)(c)	17,832	53,139
Enovis Corp.(b)(c)	1,667	40,992
Erasca, Inc.(b)(c)	21,222	379,449
Eton Pharmaceuticals, Inc.(b)(c)	17,625	1,065,255
First Tracks Biotherapeutics, Inc.(b)(c)	35,833	1,499,253
Foghorn Therapeutics, Inc.(b)(c)	49,435	283,757
Fortrea Holdings, Inc.(b)(c)	16,574	304,464
Glaukos Corp.(b)(c)	281	50,456
GRAIL, Inc.(b)(c)	2,459	195,171
Greenwich Lifesciences, Inc.(b)(c)	765	11,437
Haemonetics Corp.(b)(c)	395	40,713
Harmony Biosciences Holdings, Inc.(b)	4,723	185,992
Harrow, Inc.(b)(c)	2,997	110,619
HealthEquity, Inc.(b)(c)	4,025	388,574
HealthStream, Inc.(c)	1,964	57,054
Ideaya Biosciences, Inc.(b)(c)	36,428	1,460,763
Indivior Pharmaceuticals, Inc.(b)	8,034	280,628
InfuSystem Holdings, Inc.(b)	5,320	64,638
Innovage Holding Corp.(b)(c)	5,256	56,765
Innoviva, Inc.(b)	3,162	65,675
Inspire Medical Systems, Inc.(b)(c)	2,359	148,593
Integra LifeSciences Holdings Corp.(b)(c)	1,010	17,089
Intellia Therapeutics, Inc.(b)(c)	10,659	135,689
iRadimed Corp.(c)	2,633	227,439
Kailera Therapeutics, Inc.(b)(c)	3,651	56,225
Karyopharm Therapeutics, Inc.(b)(c)	35,896	73,946
Keros Therapeutics, Inc.(b)	6,426	71,200
Kiniksa Pharmaceuticals International PLC(b)	3,792	298,165
Korro Bio, Inc.(b)(c)	2,125	26,541
KORU Medical Systems, Inc.(b)	12,718	41,969
Krystal Biotech, Inc.(b)(c)	8,083	2,904,707
Larimar Therapeutics, Inc.(b)	93,475	357,075
LeMaitre Vascular, Inc.(c)	708	56,838
LifeStance Health Group, Inc.(b)(c)	11,773	145,514
Ligand Pharmaceuticals, Inc.(b)(c)	274	77,843
Liquidia Corp.(b)(c)	18,718	1,276,006
LivaNova PLC(b)	3,477	277,499
Merit Medical Systems, Inc.(b)	708	64,187
Mesa Laboratories, Inc.	159	20,331
Metsera, Inc.(b)(c)(f)	483	0
Minimed Group, Inc.(b)(c)	3,717	75,306
Mirum Pharmaceuticals, Inc.(b)(c)	2,008	196,884
Monte Rosa Therapeutics, Inc.(b)(c)	3,431	47,828
Myriad Genetics, Inc.(b)	17,119	55,123
National HealthCare Corp.(c)	5,320	1,151,940
Nautilus Biotechnology, Inc.(b)	9,215	8,961
Neogen Corp.(b)(c)	8,761	101,277
Nkarta, Inc.(b)	80,561	218,320
Novo Nordisk A/S (Denmark)(b)(f)	4,621	0
Novocure Ltd.(b)(c)	2,958	52,209
Nurix Therapeutics, Inc.(b)(c)	6,497	167,493
Nutex Health, Inc.(b)(c)	465	87,773
OmniAb, Inc.(b)(c)	6,696	29,329
Omnicell, Inc.(b)(c)	4,007	140,886
Option Care Health, Inc.(b)(c)	7,057	165,487
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2026
	Shares	Value
Health Care-(continued)
Oramed Pharmaceuticals, Inc. (Israel)	7,046	$35,371
Orthofix Medical, Inc.(b)(c)	1,830	17,184
Pacira BioSciences, Inc.(b)(c)	2,110	54,649
PACS Group, Inc.(b)(c)	10,417	440,743
Pediatrix Medical Group, Inc.(b)(c)	1,113	29,194
Prelude Therapeutics, Inc.(b)(c)	19,657	110,079
Privia Health Group, Inc.(b)	5,225	107,060
PTC Therapeutics, Inc.(b)(c)	5,350	372,039
Quanterix Corp.(b)(c)	8,506	22,711
RadNet, Inc.(b)(c)	272	20,623
Relay Therapeutics, Inc.(b)(c)	14,253	261,970
Rigel Pharmaceuticals, Inc.(b)(c)	622	28,724
Sanara Medtech, Inc.(b)	860	29,997
Schrodinger, Inc.(b)(c)	9,708	189,306
Septerna, Inc.(b)(c)	1,228	46,848
Simulations Plus, Inc.(b)(c)	9,128	167,955
Sonida Senior Living, Inc.(b)	529	19,838
SpyGlass Pharma, Inc.(b)	2,180	56,898
STAAR Surgical Co.(b)(c)	1,629	36,799
Stoke Therapeutics, Inc.(b)(c)	6,327	197,402
Supernus Pharmaceuticals, Inc.(b)(c)	9,197	406,599
Sutro Biopharma, Inc.(b)(c)	28,745	581,799
Tactile Systems Technology, Inc.(b)(c)	11,887	273,163
Tandem Diabetes Care, Inc.(b)(c)	1,018	22,406
Tarsus Pharmaceuticals, Inc.(b)(c)	1,565	116,186
TG Therapeutics, Inc.(b)(c)	6,048	328,406
Theravance Biopharma, Inc.(b)(c)	15,421	262,774
TransMedics Group, Inc.(b)(c)	1,255	106,512
Travere Therapeutics, Inc.(b)(c)	37,788	2,504,589
Twist Bioscience Corp.(b)(c)	4,550	632,450
Tyra Biosciences, Inc.(b)(c)	1,805	45,179
U.S. Physical Therapy, Inc.	548	42,602
UFP Technologies, Inc.(b)(c)	797	237,466
Utah Medical Products, Inc.	455	32,364
Vaxcyte, Inc.(b)(c)	11,694	710,294
Veracyte, Inc.(b)(c)	14,873	642,365
VeraDermics, Inc.(b)(c)	161	15,844
Vericel Corp.(b)(c)	3,130	124,887
Viemed Healthcare, Inc.(b)	10,835	95,781
Vir Biotechnology, Inc.(b)(c)	47,997	525,087
Vor BioPharma, Inc.(b)	28,650	644,052
Voyager Therapeutics, Inc.(b)	70,506	243,246
Xenon Pharmaceuticals, Inc. (Canada)(b)	3,887	234,075
Xeris Biopharma Holdings, Inc.(b)(c)	6,496	54,826
Zentalis Pharmaceuticals, Inc.(b)(c)	21,464	80,705
Zevra Therapeutics, Inc.(b)(c)	4,925	57,820
Zymeworks, Inc.(b)(c)	14,789	434,945
		41,247,673
Industrials-10.47%
AAR Corp.(b)(c)	2,777	359,038
ABM Industries, Inc.	945	44,065
ACV Auctions, Inc., Class A(b)	3,840	26,995
Alamo Group, Inc.	266	43,778
Albany International Corp., Class A	660	36,584
Allegiant Travel Co.(b)(c)	623	47,379
Allient, Inc.	728	68,439
Amprius Technologies, Inc.(b)(c)	34,817	343,992
Apogee Enterprises, Inc.	1,706	66,636
ArcBest Corp.(c)	1,861	256,762
	Shares	Value
Industrials-(continued)
Arcosa, Inc.	2,153	$312,831
Argan, Inc.	1,410	599,236
Array Technologies, Inc.(b)(c)	9,512	42,043
Astronics Corp.(b)(c)	4,207	309,930
Atkore, Inc.	1,318	123,483
Atmus Filtration Technologies, Inc.	1,686	79,630
AZZ, Inc.	7,148	980,420
Barrett Business Services, Inc.	2,840	97,696
Blue Bird Corp.(b)(c)	3,583	208,351
Boise Cascade Co.	690	53,827
Brink’s Co. (The)(c)	493	53,702
Brookfield Business Corp. (Canada)	431	11,805
Casella Waste Systems, Inc., Class A(b)(c)	1,896	174,906
CBIZ, Inc.(b)(c)	3,004	163,688
CECO Environmental Corp.(b)	4,070	289,784
Cimpress PLC (Ireland)(b)(c)	1,300	115,843
CompX International, Inc.	542	17,252
Concentrix Corp.(c)	628	18,903
CoreCivic, Inc.(b)(c)	1,881	62,487
Covenant Logistics Group, Inc., Class A	368	13,009
CRA International, Inc.	414	72,243
Custom Truck One Source, Inc.(b)	1,989	18,319
Deluxe Corp.(c)	648	14,969
Douglas Dynamics, Inc.	3,753	154,136
Ducommun, Inc.(b)(c)	109	18,685
Energy Recovery, Inc.(b)	8,854	68,264
Energy Vault Holdings, Inc.(b)(c)	36,663	124,654
Enerpac Tool Group Corp.	2,495	93,113
EnerSys	6,408	1,178,175
Ennis, Inc.(c)	2,652	56,594
Enpro, Inc.	444	131,522
Eos Energy Enterprises, Inc.(b)(c)	7,304	23,519
ESCO Technologies, Inc.	1,370	374,051
Espey Mfg. & Electronics Corp.(c)	400	25,044
Exponent, Inc.	11,994	851,694
Federal Signal Corp.(c)	366	42,822
First Advantage Corp.(b)(c)	6,395	134,423
Fluor Corp.(b)(c)	640	34,886
Franklin Covey Co.(b)(c)	923	18,783
Franklin Electric Co., Inc.	4,410	441,397
FTAI Infrastructure, Inc.(c)	3,720	12,946
GATX Corp.(c)	1,433	250,675
Gencor Industries, Inc.(b)	1,366	25,353
GEO Group, Inc. (The)(b)	1,372	43,643
Gibraltar Industries, Inc.(b)(c)	454	20,425
Global Industrial Co.	857	33,509
Gorman-Rupp Co. (The)	1,516	114,306
Graham Corp.(b)(c)	2,698	235,293
Griffon Corp.	4,135	402,708
Healthcare Services Group, Inc.(b)(c)	26,814	589,640
Helios Technologies, Inc.	1,981	144,653
Hillman Solutions Corp.(b)	3,278	25,241
Himalaya Shipping Ltd. (Bermuda)(b)(c)	1,024	17,142
Hub Group, Inc., Class A(c)	2,037	81,215
Huron Consulting Group, Inc.(b)	516	82,503
Hyliion Holdings Corp.(b)(c)	38,682	134,227
IBEX Holdings Ltd.(b)	5,061	194,646
Innodata, Inc.(b)(c)	4,886	275,668
Innovative Solutions and Support, Inc.(b)	5,213	99,047
Insperity, Inc.	956	51,003
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2026
	Shares	Value
Industrials-(continued)
Insteel Industries, Inc.	2,664	$80,186
Interface, Inc.	6,346	240,640
Kadant, Inc.	83	24,829
Karat Packaging, Inc.	3,745	178,412
Kelly Services, Inc., Class A(c)	6,083	104,628
Kennametal, Inc.	1,717	50,377
Korn Ferry	3,993	341,601
LB Foster Co., Class A(b)(c)	1,544	57,915
Legence Corp., Class A(b)(c)	649	34,767
Limbach Holdings, Inc.(b)(c)	1,929	79,513
Lindsay Corp.(c)	1,592	182,937
Liquidity Services, Inc.(b)(c)	14,817	617,573
LSI Industries, Inc.	8,846	173,293
Luxfer Holdings PLC (United Kingdom)(c)	3,438	59,065
Marten Transport Ltd.(c)	6,335	91,351
Matson, Inc.(c)	5,295	1,190,369
Maximus, Inc.	3,417	197,400
McGrath RentCorp	1,940	218,134
Mercury Systems, Inc.(b)	2,916	254,654
MillerKnoll, Inc.	1,112	25,120
Moog, Inc., Class A	917	340,665
Mueller Water Products, Inc., Class A(c)	8,476	204,611
MYR Group, Inc.(b)(c)(d)	10,502	3,060,493
NPK International, Inc.(b)	21,135	280,673
NWPX Infrastructure, Inc.(b)	4,449	489,034
Omega Flex, Inc.	753	20,060
Onterris, Inc.(b)(c)	1,444	24,144
OPENLANE, Inc.(b)	4,452	158,491
Orion Group Holdings, Inc.(b)(c)	10,920	102,648
Pangaea Logistics Solutions Ltd.	2,471	20,064
Park Aerospace Corp., Class C(c)	17,225	560,501
Pitney Bowes, Inc.(c)	3,546	60,743
Power Solutions International, Inc.(b)(c)	832	30,210
Preformed Line Products Co.(c)	586	234,898
Proficient Auto Logistics, Inc.(b)(c)	4,486	22,609
Proto Labs, Inc.(b)	7,666	613,740
Quanex Building Products Corp.(c)	12,864	247,246
RCM Technologies, Inc.(b)	1,069	44,470
Resideo Technologies, Inc.(b)(c)	843	16,320
Resolute Holdings Management, Inc.(b)(c)	1,843	249,763
Rush Enterprises, Inc., Class A	4,378	336,362
Rush Enterprises, Inc., Class B	611	47,499
RXO, Inc.(b)(c)	60,176	1,278,740
SkyWest, Inc.(b)	1,370	129,684
Sunrun, Inc.(b)(c)	4,573	39,191
TAT Technologies Ltd.(b)	1,108	40,254
Taylor Devices, Inc.(b)(c)	260	15,605
Tecnoglass, Inc.(c)	672	26,678
Terex Corp.	2,256	143,279
Tigo Energy, Inc.(b)	24,837	26,576
TriNet Group, Inc.	1,449	101,850
Tutor Perini Corp.	11,417	1,010,633
UFP Industries, Inc.	5,583	471,875
UniFirst Corp.	2,550	705,330
Upwork, Inc.(b)(c)	2,870	25,916
V2X, Inc.(b)(c)	792	61,111
Verra Mobility Corp., Class A(b)	3,481	15,421
Werner Enterprises, Inc.(c)	2,299	90,075
Willdan Group, Inc.(b)(c)	3,122	274,580
Willis Lease Finance Corp.(c)	333	18,025
	Shares	Value
Industrials-(continued)
Worthington Enterprises, Inc.(c)	987	$56,693
Xometry, Inc., Class A(b)(c)	2,230	206,699
Zurn Elkay Water Solutions Corp.	33,643	1,608,135
		29,447,988
Information Technology-10.88%
ACI Worldwide, Inc.(b)(c)	5,245	279,454
Adeia, Inc.(c)	12,304	310,430
ADI Global Distribution, Inc.(b)	421	9,207
ADTRAN Holdings, Inc.(b)(c)	13,105	101,564
Agilysys, Inc.(b)	2,606	303,364
Alpha & Omega Semiconductor Ltd.(b)(c)	5,538	136,567
Ambarella, Inc.(b)(c)	6,898	478,583
Amplitude, Inc., Class A(b)(c)	3,444	48,560
Amtech Systems, Inc.(b)(c)	2,898	42,369
Appian Corp., Class A(b)	1,060	45,527
Arlo Technologies, Inc.(b)(c)	19,131	251,573
Arteris, Inc.(b)(c)	8,883	194,360
Asana, Inc., Class A(b)(c)	6,577	67,480
AvePoint, Inc.(b)	4,424	61,582
Axcelis Technologies, Inc.(b)(c)	2,574	296,859
Badger Meter, Inc.(c)	796	107,834
Bel Fuse, Inc., Class A(c)	413	84,570
Bel Fuse, Inc., Class B	3,029	755,054
Belden, Inc.	1,611	184,395
Benchmark Electronics, Inc.	3,388	238,109
BK Technologies Corp.(b)(c)	284	20,553
Box, Inc., Class A(b)(c)	12,972	464,138
Braze, Inc., Class A(b)(c)	978	33,291
Calix, Inc.(b)	8,238	314,033
CEVA, Inc.(b)(c)	744	20,125
Cipher Digital, Inc.(b)(c)	3,910	60,605
Clear Secure, Inc., Class A	49,956	2,205,557
Clearfield, Inc.(b)(c)	1,557	45,169
Climb Global Solutions, Inc.(c)	6,563	187,242
Cohu, Inc.(b)(c)	326	15,029
Commvault Systems, Inc.(b)(c)	1,615	222,095
Corsair Gaming, Inc.(b)(c)	2,369	28,783
Crexendo, Inc.(b)	3,142	19,292
CTS Corp.	5,971	337,182
Daily Journal Corp.(b)(c)	84	52,327
Daktronics, Inc.(b)(c)	3,129	61,109
Digi International, Inc.(b)(c)	1,386	103,867
Diodes, Inc.(b)	12,681	1,151,435
Eastman Kodak Co.(b)(c)	19,791	177,723
ePlus, Inc.	12,674	1,114,932
Everspin Technologies, Inc.(b)	2,234	36,302
Evolv Technologies Holdings, Inc.(b)	11,379	59,285
Extreme Networks, Inc.(b)	6,888	154,911
Fastly, Inc., Class A(b)(c)	873	19,896
Five9, Inc.(b)(c)	1,713	59,201
Frequency Electronics, Inc.(b)(c)	4,994	300,888
Freshworks, Inc., Class A(b)(c)	51,818	721,307
Globant S.A.(b)	470	19,134
Grid Dynamics Holdings, Inc.(b)(c)	6,039	48,191
i3 Verticals, Inc., Class A(b)(c)	2,599	41,714
Ichor Holdings Ltd.(b)	3,250	174,102
Intapp, Inc.(b)	1,649	71,517
InterDigital, Inc.(c)	5,040	1,688,551
JFrog Ltd.(b)	8,532	853,797
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2026
	Shares	Value
Information Technology-(continued)
Keel Infrastructure Corp.(b)(c)	2,704	$8,518
Kimball Electronics, Inc.(b)(c)	1,345	31,769
Knowles Corp.(b)(c)	28,251	965,619
Kulicke & Soffa Industries, Inc. (Singapore)	22,086	1,768,205
KVH Industries, Inc.(b)(c)	3,769	28,494
Life360, Inc.(b)(c)	758	32,488
LiveRamp Holdings, Inc.(b)	11,818	445,775
MaxLinear, Inc.(b)	3,709	222,206
Mitek Systems, Inc.(b)	1,597	29,481
Napco Security Technologies, Inc.	22,311	808,551
nCino, Inc.(b)(c)	1,310	29,606
NETGEAR, Inc.(b)(c)	2,675	56,603
NetScout Systems, Inc.(b)(c)	12,084	469,222
nLight, Inc.(b)	20,894	883,189
NVE Corp.(c)	2,005	200,741
OneSpan, Inc.	1,692	27,952
OSI Systems, Inc.(b)(c)	170	35,345
Ouster, Inc.(b)(c)	1,023	35,232
PC Connection, Inc.	973	77,713
Penguin Solutions, Inc.(b)	2,851	139,927
Photronics, Inc.(b)	4,636	130,457
Plexus Corp.(b)	5,852	1,401,378
Power Integrations, Inc.(c)	22,947	1,179,017
Progress Software Corp.(b)(c)	606	28,040
Q2 Holdings, Inc.(b)	2,365	153,820
Qualys, Inc.(b)(c)	4,273	795,376
Red Violet, Inc.(b)(c)	2,055	150,344
ReposiTrak, Inc.(c)	1,570	12,576
RF Industries, Ltd.(b)(c)	4,181	44,068
Richardson Electronics Ltd.(c)	3,630	62,872
Rogers Corp.(b)	3,657	459,209
ServiceTitan, Inc.(b)(c)	4,911	481,474
Silicon Laboratories, Inc.(b)(c)(d)	13,151	2,880,727
SmartRent, Inc.(b)(c)	30,907	41,106
Sprinklr, Inc., Class A(b)(c)	14,194	116,533
SPS Commerce, Inc.(b)(c)	1,175	100,345
Synaptics, Inc.(b)(c)	367	35,496
T1 Energy, Inc.(b)(c)	65,229	290,269
Telos Corp.(b)(c)	35,499	171,105
Tenable Holdings, Inc.(b)(c)	4,612	175,948
Teradata Corp.(b)(c)	1,220	35,380
TOYO Co. Ltd. (Japan)(b)(c)	4,728	19,905
Ultra Clean Holdings, Inc.(b)	1,694	114,904
Veeco Instruments, Inc.(b)(c)	248	10,986
Viant Technology, Inc., Class A(b)(c)	1,532	19,732
Viasat, Inc.(b)(c)	2,563	172,413
Vishay Intertechnology, Inc.	1,607	48,901
Vishay Precision Group, Inc.(b)	1,590	98,278
Workiva, Inc.(b)(c)	542	43,360
Zeta Global Holdings Corp., Class A(b)(c)	5,109	158,226
		30,609,605
Materials-3.26%
Ardagh Metal Packaging S.A.	4,690	23,825
Ashland, Inc.	1,233	90,416
Aspen Aerogels, Inc.(b)(c)	4,965	24,477
Avient Corp.	1,092	48,113
Balchem Corp.	6,879	1,209,947
Cabot Corp.(c)	1,277	105,621
Caledonia Mining Corp. PLC (South Africa)(c)	7,143	180,789
	Shares	Value
Materials-(continued)
Century Aluminum Co.(b)	1,313	$60,096
Chemours Co. (The)(c)	2,448	38,091
Commercial Metals Co.	3,985	268,868
Compass Minerals International, Inc.(b)	3,600	89,496
Constellium SE(b)	19,690	520,407
Contango ORE, Inc.(b)(c)	1,168	22,776
Dakota Gold Corp.(b)(c)	3,978	24,186
Ecovyst, Inc.(b)(c)	33,878	344,539
Flotek Industries, Inc.(b)(c)	2,433	57,711
Hawkins, Inc.(c)	183	22,009
Huntsman Corp.	1,308	12,531
Ingevity Corp.(b)	1,349	93,472
Innospec, Inc.	1,435	134,689
Intrepid Potash, Inc.(b)	2,343	90,604
Kaiser Aluminum Corp.	313	49,698
LSB Industries, Inc.(b)(c)	3,600	38,412
Materion Corp.	809	190,989
Mativ Holdings, Inc., Class A	5,460	64,919
McEwen, Inc. (Canada)(b)(c)	1,210	24,394
Metallus, Inc.(b)(c)	5,192	101,348
Minerals Technologies, Inc.	527	37,375
Myers Industries, Inc.(c)	1,018	32,668
Perimeter Solutions, Inc.(b)(c)	7,014	213,927
Perpetua Resources Corp.(b)	1,824	45,491
Quaker Chemical Corp.(c)	135	22,383
Ryerson Holding Corp.	765	19,171
Sensient Technologies Corp.	503	67,875
SSR Mining, Inc. (Canada)(c)	113,535	4,270,051
Stepan Co.	554	34,686
Tredegar Corp.(b)	7,913	60,851
United States Lime & Minerals, Inc.(c)	2,618	309,264
Warrior Met Coal, Inc.(c)	911	98,607
Worthington Steel, Inc.	459	15,813
		9,160,585
Real Estate-11.36%
Acadia Realty Trust	12,589	257,697
AH Realty Trust, Inc.(c)	5,229	33,884
Alexander’s, Inc.(c)	353	95,896
Alpine Income Property Trust, Inc.	1,199	23,333
American Assets Trust, Inc.	5,862	131,661
Apple Hospitality REIT, Inc.	47,046	750,384
Broadstone Net Lease, Inc.(c)	30,728	640,986
CareTrust REIT, Inc.(c)	119,264	4,645,333
CBL & Associates Properties, Inc.	6,337	346,571
Centerspace(c)	1,737	91,175
Chatham Lodging Trust(c)	5,729	74,649
Chiron Real Estate, Inc.(c)	752	27,448
Community Healthcare Trust, Inc.(c)	2,167	31,877
Compass, Inc., Class A(b)(c)	4,587	48,439
Comstock Holding Cos., Inc.(b)(c)	2,413	47,681
COPT Defense Properties(c)	23,944	861,984
CTO Realty Growth, Inc.	3,629	77,443
Curbline Properties Corp.(c)	16,365	488,168
Cushman & Wakefield Ltd.(b)	19,630	264,809
DiamondRock Hospitality Co.(c)	44,231	544,484
Douglas Emmett, Inc.(c)	8,461	97,809
Easterly Government Properties, Inc.(c)	3,141	77,049
Empire State Realty Trust, Inc., Class A(c)	8,134	36,847
Essential Properties Realty Trust, Inc.(c)	47,750	1,432,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2026
	Shares	Value
Real Estate-(continued)
Farmland Partners, Inc.(c)	8,551	$87,990
Forestar Group, Inc.(b)(c)	6,669	188,533
Four Corners Property Trust, Inc.	23,338	580,649
FrontView REIT, Inc.(c)	1,765	34,064
FRP Holdings, Inc.(b)	864	19,129
Getty Realty Corp.(c)	14,117	457,673
Gladstone Commercial Corp.(c)	5,021	65,122
Gladstone Land Corp.(c)	4,987	45,781
Global Net Lease, Inc.	5,112	46,928
Highwoods Properties, Inc.(c)	13,284	406,490
Independence Realty Trust, Inc.	22,065	357,012
Industrial Logistics Properties Trust	3,314	27,357
Innovative Industrial Properties, Inc.(c)	6,736	383,413
InvenTrust Properties Corp.(c)	12,018	388,302
JBG SMITH Properties(c)	1,067	12,857
Kite Realty Group Trust(c)	53,188	1,372,250
LTC Properties, Inc.(c)	16,748	675,279
LXP Industrial Trust(c)	12,608	765,432
Macerich Co. (The)(c)	10,152	239,790
Marcus & Millichap, Inc.(c)	1,370	43,374
National Health Investors, Inc.(c)	14,585	1,037,139
NETSTREIT Corp.(c)	10,076	205,147
Newmark Group, Inc., Class A	23,831	362,946
NexPoint Residential Trust, Inc.	693	16,431
One Liberty Properties, Inc.	2,870	68,679
Outfront Media, Inc.	45,011	1,322,423
Park Hotels & Resorts, Inc.(c)	2,601	39,795
Pebblebrook Hotel Trust(c)	5,801	105,114
Phillips Edison & Co., Inc.	20,488	791,861
Piedmont Realty Trust, Inc., Class A(b)(c)	3,578	34,241
Postal Realty Trust, Inc., Class A	4,838	113,451
RLJ Lodging Trust(c)	10,890	120,226
RMR Group, Inc. (The), Class A(c)	2,384	46,059
Ryman Hospitality Properties, Inc.(c)	14,714	1,865,147
Sabra Health Care REIT, Inc.(c)	50,437	1,028,410
Safehold, Inc.(c)	5,775	87,433
Saul Centers, Inc.	1,521	49,600
SITE Centers Corp.	18,505	54,590
SL Green Realty Corp.(c)	3,073	172,027
SmartStop Self Storage REIT, Inc.	3,598	116,827
St. Joe Co. (The)	19,182	1,267,930
Summit Hotel Properties, Inc.(c)	5,429	31,760
Sunstone Hotel Investors, Inc.	18,322	204,657
Tanger, Inc.(c)	32,541	1,227,121
Tejon Ranch Co.(b)(c)	1,995	32,080
Terreno Realty Corp.(d)	47,952	3,174,902
UMH Properties, Inc.(c)	9,741	160,239
Universal Health Realty Income Trust(c)	2,336	95,729
Urban Edge Properties	24,697	522,588
Xenia Hotels & Resorts, Inc.(c)	14,279	267,731
		31,947,815
Utilities-0.64%
American States Water Co.	1,087	97,058
	Shares	Value
Utilities-(continued)
Avista Corp.	1,374	$51,058
Black Hills Corp.(c)	1,885	135,117
Brookfield Infrastructure Corp. (Canada)(c)	1,398	53,432
California Water Service Group	919	45,922
Chesapeake Utilities Corp.	459	61,295
Consolidated Water Co. Ltd.(c)	2,039	60,701
Genie Energy Ltd., Class B	4,280	63,515
H2O America	511	32,382
Hallador Energy Co.(b)(c)	6,604	109,494
Hawaiian Electric Industries, Inc.(b)(c)	1,657	18,592
MGE Energy, Inc.	990	76,913
Middlesex Water Co.(c)	276	16,008
New Jersey Resources Corp.(c)	2,960	157,886
Northwest Natural Holding Co.(c)	627	30,767
NorthWestern Energy Group, Inc.	1,558	107,751
ONE Gas, Inc.(c)	1,639	129,924
Ormat Technologies, Inc.	1,991	203,082
Otter Tail Corp.(c)	906	81,966
Portland General Electric Co.	2,647	129,332
Pure Cycle Corp.(b)(c)	2,555	28,348
Spire, Inc.	780	63,835
TXNM Energy, Inc.	1,066	61,412
		1,815,790
Total Common Stocks & Other Equity Interests (Cost $252,359,476)		280,491,796
Money Market Funds-0.25%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(e)(g) (Cost $709,395)	709,395	709,395
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $253,068,871)		281,201,191
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.89%
Invesco Private Government Fund, 3.73%(e)(g)(h)	25,467,974	25,467,974
Invesco Private Prime Fund, 3.82%(e)(g)(h)	67,034,834	67,048,241
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $92,512,736)		92,516,215
TOTAL INVESTMENTS IN SECURITIES-132.84% (Cost $345,581,607)		373,717,406
OTHER ASSETS LESS LIABILITIES-(32.84)%		(92,394,798)
NET ASSETS-100.00%		$281,322,608

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
August 31, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)	All or a portion of this security was pledged as collateral in a segregated custody account. See Note 2J.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Invesco Mortgage Capital, Inc.	$45,559	$138,557	$(115,701)	$(3,697)	$2,497	$67,215	$23,430
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	111,299	10,147,961	(9,549,865)	-	-	709,395	8,965
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,927,485	95,462,181	(86,921,692)	-	-	25,467,974	880,748 *
Invesco Private Prime Fund	43,996,033	179,506,448	(156,448,008)	43	(6,275)	67,048,241	2,367,465 *
Total	$61,080,376	$285,255,147	$(253,035,266)	$(3,654)	$(3,778)	$93,292,825	$3,280,608

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(g)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Statements of Assets and Liabilities
August 31, 2026

	Invesco International Developed Dynamic Multifactor ETF (IMFL)	Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Assets:
Unaffiliated investments in securities, at value(a)	$1,076,423,384	$4,793,187,617	$280,424,581
Affiliated investments in securities, at value	53,156,185	56,873,970	93,292,825
Cash	-	72,105	-
Foreign currencies, at value	65,372	-	-
Receivable for:
Dividends	1,800,492	3,820,341	196,914
Securities lending	12,099	10,168	15,745
Foreign tax reclaims	976,987	-	-
Total assets	1,132,434,519	4,853,964,201	373,930,065
Liabilities:
Due to custodian	195,756	-	-
Payable for:
Collateral upon return of securities loaned	53,153,129	54,399,720	92,512,736
Accrued unitary management fees	309,788	1,190,317	94,721
Total liabilities	53,658,673	55,590,037	92,607,457
Net Assets	$1,078,775,846	$4,798,374,164	$281,322,608
Net assets consist of:
Shares of beneficial interest	$888,218,294	$5,020,433,000	$377,474,136
Distributable earnings (loss)	190,557,552	(222,058,836)	(96,151,528)
Net Assets	$1,078,775,846	$4,798,374,164	$281,322,608
Shares outstanding (unlimited amount authorized, $0.01 par value)	31,100,001	68,030,001	5,370,001
Net asset value	$34.69	$70.53	$52.39
Market price	$34.79	$70.55	$52.35
Unaffiliated investments in securities, at cost	$959,640,081	$4,110,817,690	$252,288,537
Affiliated investments in securities, at cost	$53,153,129	$56,872,720	$93,293,070
Foreign currencies, at cost	$65,062	$-	$-
(a)Includes securities on loan with an aggregate value of:	$50,414,229	$52,822,469	$89,602,903
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Statements of Operations
For the year ended August 31, 2026

	Invesco International Developed Dynamic Multifactor ETF (IMFL)	Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Investment income:
Unaffiliated dividend income	$25,801,418	$54,500,872	$3,402,701
Affiliated dividend income	36,776	90,521	32,395
Securities lending income, net	192,397	205,570	254,429
Foreign withholding tax	(2,574,603)	(38,780)	(5,764)
Total investment income	23,455,988	54,758,183	3,683,761
Expenses:
Unitary management fees	2,816,486	13,664,701	1,049,190
Less: Waivers	(991)	(1,183)	(239)
Net expenses	2,815,495	13,663,518	1,048,951
Net investment income	20,640,493	41,094,665	2,634,810
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	117,570,538	35,163,271	25,998,427
Affiliated investment securities	(9,289)	(312,913)	(4,835)
Unaffiliated in-kind redemptions	13,882,140	710,679,430	33,613,455
Affiliated in-kind redemptions	-	57,539	1,057
Foreign currencies	(305,156)	-	-
Net realized gain	131,138,233	745,587,327	59,608,104
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	41,041,882	68,634,021	(7,306,141)
Affiliated investment securities	2,865	(1,055)	(3,654)
Foreign currencies	(12,579)	-	-
Change in net unrealized appreciation (depreciation)	41,032,168	68,632,966	(7,309,795)
Net realized and unrealized gain	172,170,401	814,220,293	52,298,309
Net increase in net assets resulting from operations	$192,810,894	$855,314,958	$54,933,119
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Statements of Changes in Net Assets
For the years ended August 31, 2026 and 2025

	Invesco International Developed Dynamic Multifactor ETF (IMFL)		Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)		Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
	2026	2025	2026	2025	2026	2025
Operations:
Net investment income	$20,640,493	$10,479,986	$41,094,665	$37,131,215	$2,634,810	$2,624,835
Net realized gain (loss)	131,138,233	(19,783,336)	745,587,327	98,504,113	59,608,104	19,184,853
Change in net unrealized appreciation (depreciation)	41,032,168	54,723,613	68,632,966	538,309,735	(7,309,795)	5,152,651
Net increase in net assets resulting from operations	192,810,894	45,420,263	855,314,958	673,945,063	54,933,119	26,962,339
Distributions to Shareholders from:
Distributable earnings	(25,063,621)	(13,915,675)	(41,266,631)	(37,050,567)	(3,197,766)	(3,381,622)
Shareholder Transactions:
Proceeds from shares sold	422,453,242	123,345,376	2,735,086,647	436,736,133	89,843,270	80,853,962
Value of shares repurchased	(82,841,937)	(50,412,110)	(3,730,262,301)	(1,421,327,852)	(112,885,601)	(130,369,960)
Net increase (decrease) in net assets resulting from share transactions	339,611,305	72,933,266	(995,175,654)	(984,591,719)	(23,042,331)	(49,515,998)
Net increase (decrease) in net assets	507,358,578	104,437,854	(181,127,327)	(347,697,223)	28,693,022	(25,935,281)
Net assets:
Beginning of year	571,417,268	466,979,414	4,979,501,491	5,327,198,714	252,629,586	278,564,867
End of year	$1,078,775,846	$571,417,268	$4,798,374,164	$4,979,501,491	$281,322,608	$252,629,586
Changes in Shares Outstanding:
Shares sold	12,950,000	4,900,000	45,290,000	8,170,000	2,070,000	2,030,000
Shares repurchased	(2,600,000)	(1,950,000)	(61,260,000)	(26,150,000)	(2,550,000)	(3,290,000)
Shares outstanding, beginning of year	20,750,001	17,800,001	84,000,001	101,980,001	5,850,001	7,110,001
Shares outstanding, end of year	31,100,001	20,750,001	68,030,001	84,000,001	5,370,001	5,850,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights
Invesco International Developed Dynamic Multifactor ETF (IMFL)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$27.54	$26.23	$24.08	$19.95	$27.05
Net investment income(a)	0.79	0.52	0.82	0.67	0.71
Net realized and unrealized gain (loss) on investments	7.35	1.51	2.39	4.11	(6.62)
Total from investment operations	8.14	2.03	3.21	4.78	(5.91)
Distributions to shareholders from:
Net investment income	(0.99)	(0.72)	(1.06)	(0.65)	(0.95)
Net realized gains	-	-	-	-	(0.24)
Total distributions	(0.99)	(0.72)	(1.06)	(0.65)	(1.19)
Net asset value at end of year	$34.69	$27.54	$26.23	$24.08	$19.95
Market price at end of year(b)	$34.79	$27.53	$26.17	$24.09	$19.75
Net Asset Value Total Return(c)	30.13%	7.97%	13.69%	24.43%	(22.54)%
Market Price Total Return(c)	30.54%	8.15%	13.36%	25.74%	(23.63)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,078,776	$571,417	$466,979	$237,152	$103,717
Ratio to average net assets of:
Expenses	0.34%	0.34%	0.34%	0.34%	0.34%
Net investment income	2.49%	2.04%	3.30%	3.02%	2.98%
Portfolio turnover rate(d)	207%	65%	156%	341%	337%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$59.28	$52.24	$48.96	$42.19	$48.24
Net investment income(a)	0.56	0.41	0.74	0.76	0.67
Net realized and unrealized gain (loss) on investments	11.25	7.04	3.34	6.76	(6.18)
Total from investment operations	11.81	7.45	4.08	7.52	(5.51)
Distributions to shareholders from:
Net investment income	(0.56)	(0.41)	(0.80)	(0.75)	(0.54)
Net asset value at end of period	$70.53	$59.28	$52.24	$48.96	$42.19
Market price at end of period(b)	$70.55	$59.24	$52.22	$48.96	$42.24
Net Asset Value Total Return(c)	20.04%	14.32%	8.39%	18.05%	(11.48)%
Market Price Total Return(c)	20.15%	14.29%	8.35%	17.91%	(11.37)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,798,374	$4,979,501	$5,327,199	$4,774,410	$1,957,279
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	0.87%	0.75%	1.47%	1.65%	1.45%
Portfolio turnover rate(d)	163%	50%	267%	350%	336%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights—(continued)
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$43.18	$39.18	$36.20	$34.67	$40.51
Net investment income(a)	0.47	0.43	0.55	0.59	0.51
Net realized and unrealized gain (loss) on investments	9.31	4.09	3.00	1.56	(5.94)
Total from investment operations	9.78	4.52	3.55	2.15	(5.43)
Distributions to shareholders from:
Net investment income	(0.57)	(0.52)	(0.57)	(0.62)	(0.41)
Net asset value at end of period	$52.39	$43.18	$39.18	$36.20	$34.67
Market price at end of period(b)	$52.35	$43.18	$39.18	$36.28	$34.68
Net Asset Value Total Return(c)	22.80%	11.67%	9.99%	6.31%	(13.45)%
Market Price Total Return(c)	22.70%	11.67%	9.74%	6.51%	(13.41)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$281,323	$252,630	$278,565	$352,627	$144,553
Ratio to average net assets of:
Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	0.98%	1.07%	1.51%	1.67%	1.32%
Portfolio turnover rate(d)	182%	65%	271%	336%	265%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
August 31, 2026
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco International Developed Dynamic Multifactor ETF (IMFL)	"International Developed Dynamic Multifactor ETF"
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	"Russell 1000® Dynamic Multifactor ETF"
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)	"Russell 2000® Dynamic Multifactor ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the Cboe BZX Exchange, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
International Developed Dynamic Multifactor ETF	FTSE Developed ex US Invesco Dynamic Multifactor Index
Russell 1000® Dynamic Multifactor ETF	Russell 1000® Invesco Dynamic Multifactor Index
Russell 2000® Dynamic Multifactor ETF	Russell 2000® Invesco Dynamic Multifactor Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s most recently reported NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly.

36

Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in

37

the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Funds did not pay any material income taxes, net of refunds during the period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses

38

(except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may lend portfolio securities having a market value up to one-third of such Fund’s total assets. Such loans are secured by cash collateral provided by the borrower equal to no less than 102% (105% for foreign securities) of the market value of the loaned securities determined daily by the securities lending agent. Cash collateral received in connection with these loans is invested in short-term money market instruments or in affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act or affiliated money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Funds to obtain additional collateral from or return excess collateral to a borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits associated with owning the securities, including through an obligation of the borrower to pay the Fund the amount of dividends or interest generated by the loaned security. Securities loans are subject to termination at the option of the borrower or a Fund. Upon termination, the borrower is required to return to the Fund the securities loaned and the Fund is required to return the collateral. Upon the failure of the borrower to return the loaned securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Lending securities entails a risk of loss to a Fund if the market value of the loaned securities increases, the borrower fails to provide additional collateral as required, and the borrower fails to return the loaned securities. Additionally, a Fund could experience delays and costs in gaining access to the collateral and the loaned securities may increase in value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the securities lending agent. However, each Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss incurred on the investment of that cash collateral. For Funds that participate in securities lending, dividends or income received on cash collateral investments, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statements of Assets and Liabilities.
In connection with securities lending arrangements with certain borrowers, Russell 1000® Dynamic Multifactor ETF and Russell 2000® Dynamic Multifactor ETF may transfer securities and/or cash to a segregated custody account at the custodian (the “Collateral Account”) over which the relevant borrower is granted a lien. Pursuant to the related agreements governing the arrangements, the relevant borrower is granted a security interest in the Collateral Account and the assets held therein to secure a Fund’s obligation to return the cash collateral received from the borrower at the termination of the applicable

39

securities loan. Such arrangements are undertaken to alleviate the borrower from the potential adverse impacts of borrower regulatory capital constraints and to facilitate securities lending activity between a Fund and the borrower. Whether a Fund transfers assets to the Collateral Account, thereby encumbering them for the benefit of the borrower, is solely at the discretion of the Fund and Invesco, as securities lending agent (as further described below); a Fund is not contractually obligated to the borrower to maintain any securities and/or cash (or any associated minimum balance) in the Collateral Account. A Fund also has the contractual right to withdraw such assets from the Collateral Account, except during certain times of the day and under certain circumstances as outlined in the related agreements governing the arrangements. The security interest in the Collateral Account is enforceable (and the borrower can access the securities and/or cash therein) only upon specified default events with respect to a Fund, including a Fund’s failure to return the cash collateral to the borrower. As of August 31, 2026, securities and/or cash were held in Collateral Accounts with an approximate fair value as listed below. Each Fund retains beneficial ownership of such securities and/or cash, which remain recognized as assets of each Fund on the Statements of Assets and Liabilities.
Amount
Russell 1000® Dynamic Multifactor ETF	$1,370,059
Russell 2000® Dynamic Multifactor ETF	4,734,574
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as the affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as securities lending agent for each Fund participating in the securities lending program. To the extent a Fund utilizes Invesco as the affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2026, each Fund (except for International Developed Dynamic Multifactor ETF) engaged in securities lending transactions with respect to which Invesco acted as securities lending agent. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each applicable Fund as listed below:
Amount
Russell 1000® Dynamic Multifactor ETF	$13,176
Russell 2000® Dynamic Multifactor ETF	17,454

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

40

L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investment in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or is subject to sanctions.
Geographic Concentration Risk. A Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries or regions may therefore have a significant negative impact on a Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the

41

economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Portfolio Turnover Risk. The Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Small-Capitalization Companies Risk. Investing in securities of small-capitalization companies typically involves greater risk than customarily is associated with investing in securities of larger, more established companies. These companies’ securities may be more volatile than those of more established companies. Stocks of small-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, may have more limited product lines and markets, may have less experienced management, may depend on a small number of essential personnel and may have fewer financial resources than larger companies. Securities of small-capitalization companies may be more thinly traded (that is, less liquid) than those of more established companies, making it more difficult for a Fund to buy and sell them at an acceptable price and a desirable time. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small-capitalization companies and the industries in which they focus are still evolving, and, as a result, they may be more sensitive to changing market conditions.

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NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
International Developed Dynamic Multifactor ETF	0.34%
Russell 1000® Dynamic Multifactor ETF	0.29%
Russell 2000® Dynamic Multifactor ETF	0.39%
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2026, the Adviser waived fees for each Fund in the following amounts:
International Developed Dynamic Multifactor ETF	$991
Russell 1000® Dynamic Multifactor ETF	1,183
Russell 2000® Dynamic Multifactor ETF	239
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
International Developed Dynamic Multifactor ETF	FTSE International Ltd.
Russell 1000® Dynamic Multifactor ETF	Frank Russell Company
Russell 2000® Dynamic Multifactor ETF	Frank Russell Company
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
International Developed Dynamic Multifactor ETF	$141,740
Russell 1000® Dynamic Multifactor ETF	464,664
Russell 2000® Dynamic Multifactor ETF	168,408
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active

43

market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
International Developed Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$42,041,201	$1,034,382,183	$-	$1,076,423,384
Money Market Funds	-	53,156,185	-	53,156,185
Total Investments	$42,041,201	$1,087,538,368	$-	$1,129,579,569
Russell 1000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,793,187,617	$-	$0	$4,793,187,617
Money Market Funds	2,473,000	54,400,970	-	56,873,970
Total Investments	$4,795,660,617	$54,400,970	$0	$4,850,061,587
Russell 2000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$280,491,796	$-	$0	$280,491,796
Money Market Funds	709,395	92,516,215	-	93,225,610
Total Investments	$281,201,191	$92,516,215	$0	$373,717,406
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2026 and 2025:
	2026	2025
	Ordinary Income*	Ordinary Income*
International Developed Dynamic Multifactor ETF	$25,063,621	$13,915,675
Russell 1000® Dynamic Multifactor ETF	41,266,631	37,050,567
Russell 2000® Dynamic Multifactor ETF	3,197,766	3,381,622

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation- Investments	Net Unrealized Appreciation- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
International Developed Dynamic Multifactor ETF	$52,507,776	$34,283,851	$103,720,134	$45,791	$-	$888,218,294	$1,078,775,846
Russell 1000® Dynamic Multifactor ETF	5,868,032	-	680,761,128	-	(908,687,996)	5,020,433,000	4,798,374,164
Russell 2000® Dynamic Multifactor ETF	830,633	-	27,433,426	-	(124,415,587)	377,474,136	281,322,608

44

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2026, as follows:
	No expiration
	Short-Term	Long-Term	Total*
International Developed Dynamic Multifactor ETF	$-	$-	$-
Russell 1000® Dynamic Multifactor ETF	908,687,996	-	908,687,996
Russell 2000® Dynamic Multifactor ETF	124,415,587	-	124,415,587

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
International Developed Dynamic Multifactor ETF	$1,759,177,174	$1,710,313,537
Russell 1000® Dynamic Multifactor ETF	7,660,277,929	7,709,468,426
Russell 2000® Dynamic Multifactor ETF	485,545,840	487,102,030
For the fiscal year ended August 31, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
International Developed Dynamic Multifactor ETF	$356,553,288	$71,504,242
Russell 1000® Dynamic Multifactor ETF	2,701,767,394	3,649,629,013
Russell 2000® Dynamic Multifactor ETF	89,669,475	110,777,082
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
International Developed Dynamic Multifactor ETF	$137,429,845	$(33,709,711)	$103,720,134	$1,025,859,435
Russell 1000® Dynamic Multifactor ETF	754,535,746	(73,774,618)	680,761,128	4,169,300,459
Russell 2000® Dynamic Multifactor ETF	40,465,791	(13,032,365)	27,433,426	346,283,980
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2026, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
International Developed Dynamic Multifactor ETF	$13,028,974	$(26,584,919)	$13,555,945
Russell 1000® Dynamic Multifactor ETF	6,512	(710,143,787)	710,137,275
Russell 2000® Dynamic Multifactor ETF	1,021,650	(34,501,184)	33,479,534
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee

45

are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

46

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Self-Indexed Fund Trust and Shareholders of Invesco International Developed Dynamic Multifactor ETF, Invesco Russell 1000 Dynamic Multifactor ETF and Invesco Russell 2000 Dynamic Multifactor ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco International Developed Dynamic Multifactor ETF, Invesco Russell 1000 Dynamic Multifactor ETF and Invesco Russell 2000 Dynamic Multifactor ETF (three of the funds constituting Invesco Exchange-Traded Self-Indexed Fund Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

47

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2026:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco International Developed Dynamic Multifactor ETF	0%	33%	0%	0%	0%
Invesco Russell 1000® Dynamic Multifactor ETF	0%	100%	100%	0%	0%
Invesco Russell 2000® Dynamic Multifactor ETF	14%	81%	76%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.
The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The foreign source income and foreign taxes paid per share are as follows:
	Foreign Taxes Per Share	Foreign Source Income Per Share
Invesco International Developed Dynamic Multifactor ETF	$0.0636	$0.8286

48

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Pricing Power ETF
Invesco BulletShares 2026 Corporate Bond ETF
Invesco BulletShares 2027 Corporate Bond ETF
Invesco BulletShares 2028 Corporate Bond ETF
Invesco BulletShares 2029 Corporate Bond ETF
Invesco BulletShares 2030 Corporate Bond ETF
Invesco BulletShares 2031 Corporate Bond ETF
Invesco BulletShares 2032 Corporate Bond ETF
Invesco BulletShares 2033 Corporate Bond ETF
Invesco BulletShares 2034 Corporate Bond ETF
Invesco BulletShares 2035 Corporate Bond ETF
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Invesco BulletShares 2031 High Yield Corporate Bond ETF
Invesco BulletShares 2032 High Yield Corporate Bond ETF
Invesco BulletShares 2033 High Yield Corporate Bond ETF
Invesco BulletShares 2026 Municipal Bond ETF
Invesco BulletShares 2027 Municipal Bond ETF
Invesco BulletShares 2028 Municipal Bond ETF
Invesco BulletShares 2029 Municipal Bond ETF
Invesco BulletShares 2030 Municipal Bond ETF
Invesco BulletShares 2031 Municipal Bond ETF
Invesco BulletShares 2032 Municipal Bond ETF
Invesco BulletShares 2033 Municipal Bond ETF
Invesco BulletShares 2034 Municipal Bond ETF
Invesco International Developed Dynamic Multifactor ETF
Invesco Investment Grade Defensive ETF
Invesco RAFITM Strategic US ETF
Invesco Russell 1000® Dynamic Multifactor ETF
Invesco Russell 2000® Dynamic Multifactor ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement, except for the correlation of Invesco BulletShares 2033 High Yield Corporate Bond ETF for the since inception (June 11, 2025) period. The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

49

Approval of Investment Advisory Contracts—(continued)
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco BulletShares 2026 Corporate Bond ETF Invesco BulletShares 2027 Corporate Bond ETF Invesco BulletShares 2028 Corporate Bond ETF Invesco BulletShares 2029 Corporate Bond ETF Invesco BulletShares 2030 Corporate Bond ETF Invesco BulletShares 2031 Corporate Bond ETF Invesco BulletShares 2032 Corporate Bond ETF Invesco BulletShares 2033 Corporate Bond ETF Invesco BulletShares 2034 Corporate Bond ETF Invesco BulletShares 2035 Corporate Bond ETF	0.10%
Invesco Investment Grade Defensive ETF	0.13%
Invesco BulletShares 2026 Municipal Bond ETF Invesco BulletShares 2027 Municipal Bond ETF Invesco BulletShares 2028 Municipal Bond ETF Invesco BulletShares 2029 Municipal Bond ETF Invesco BulletShares 2030 Municipal Bond ETF Invesco BulletShares 2031 Municipal Bond ETF Invesco BulletShares 2032 Municipal Bond ETF Invesco BulletShares 2033 Municipal Bond ETF Invesco BulletShares 2034 Municipal Bond ETF	0.18%
Invesco RAFI™ Strategic US ETF	0.19%
Invesco Russell 1000® Dynamic Multifactor ETF	0.29%
Invesco International Developed Dynamic Multifactor ETF	0.34%
Invesco Russell 2000® Dynamic Multifactor ETF	0.39%
Invesco Bloomberg Pricing Power ETF	0.40%
Invesco BulletShares 2026 High Yield Corporate Bond ETF Invesco BulletShares 2027 High Yield Corporate Bond ETF Invesco BulletShares 2028 High Yield Corporate Bond ETF Invesco BulletShares 2029 High Yield Corporate Bond ETF Invesco BulletShares 2030 High Yield Corporate Bond ETF Invesco BulletShares 2031 High Yield Corporate Bond ETF Invesco BulletShares 2032 High Yield Corporate Bond ETF Invesco BulletShares 2033 High Yield Corporate Bond ETF	0.42%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Pricing Power ETF			X
Invesco BulletShares 2026 Corporate Bond ETF	X		X

50

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco BulletShares 2027 Corporate Bond ETF	X		X
Invesco BulletShares 2028 Corporate Bond ETF	X		X
Invesco BulletShares 2029 Corporate Bond ETF	X		X
Invesco BulletShares 2030 Corporate Bond ETF	X		X
Invesco BulletShares 2031 Corporate Bond ETF	X		X
Invesco BulletShares 2032 Corporate Bond ETF	X		X
Invesco BulletShares 2033 Corporate Bond ETF	X		X
Invesco BulletShares 2034 Corporate Bond ETF	X		X
Invesco BulletShares 2035 Corporate Bond ETF	X		X
Invesco BulletShares 2026 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2027 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2028 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2029 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2030 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2031 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2032 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2033 High Yield Corporate Bond ETF		X	X
Invesco BulletShares 2026 Municipal Bond ETF			X
Invesco BulletShares 2027 Municipal Bond ETF			X
Invesco BulletShares 2028 Municipal Bond ETF			X
Invesco BulletShares 2029 Municipal Bond ETF			X
Invesco BulletShares 2030 Municipal Bond ETF			X
Invesco BulletShares 2031 Municipal Bond ETF			X
Invesco BulletShares 2032 Municipal Bond ETF			X
Invesco BulletShares 2033 Municipal Bond ETF			X
Invesco BulletShares 2034 Municipal Bond ETF			X
Invesco International Developed Dynamic Multifactor ETF			X
Invesco Investment Grade Defensive ETF			X
Invesco RAFITM Strategic US ETF	X		X
Invesco Russell 1000® Dynamic Multifactor ETF	X		X
Invesco Russell 2000® Dynamic Multifactor ETF			X
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco Russell 1000® Dynamic Multifactor ETF and Invesco International Developed Dynamic Multifactor ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco BulletShares 2035 Corporate Bond ETF or Invesco BulletShares

51

Approval of Investment Advisory Contracts—(continued)
2033 High Yield Corporate Bond ETF because those Funds had not completed a full year of operations as of December 31, 2025. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, serve as each Fund’s distributor and index provider and are paid a distribution fee and licensing fee, respectively, by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

52

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

53

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SIEII-NCSR
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's PEO and PFO have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Self-Indexed Fund Trust

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                          ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: November 6, 2026

By:       /s/ Lori Anello                                          _

Name:Lori Anello

Title:Principal Financial Officer

Date:November 6, 2026